                           COLUMBIA FUNDS SERIES TRUST
                             COLUMBIA CASH RESERVES
                           COLUMBIA TREASURY RESERVES
                         COLUMBIA MONEY MARKET RESERVES
                             COLUMBIA PRIME RESERVES
                        COLUMBIA GOVERNMENT PLUS RESERVES
                          COLUMBIA GOVERNMENT RESERVES
                     COLUMBIA CONNECTICUT MUNICIPAL RESERVES
                    COLUMBIA MASSACHUSETTS MUNICIPAL RESERVES
                                  (THE "FUNDS")

   SUPPLEMENT DATED DECEMBER 30, 2005 TO PROSPECTUSES DATED DECEMBER 30, 2005


     At a Board meeting held on December 12, 2005, the Board of Trustees of Columbia Funds Series Trust approved changes to the net asset value calculation times for the Funds. These changes as well as certain changes in the process of redemption orders will be effective on February 1, 2006 (the "Effective Date"). On the Effective Date, the information regarding share pricing and order processing in the attached prospectuses will become applicable for the Funds.

     Until February 1, 2006, when this supplement automatically expires, all references throughout the prospectuses should be read as follows:

     1.   Under BUYING, SELLING AND EXCHANGING SHARES - SELLING SHARES:

          - We normally send the sale proceeds by Fedwire on the same business day that the Fund, Distributor, Transfer Agent or their agents receive your order in good form.

     2.   Under BUYING, SELLING AND EXCHANGING SHARES - HOW SHARES ARE PRICED:

          - 5:00 p.m. Eastern time each business day for each share class of Columbia Cash Reserves, Columbia Money Market Reserves and Columbia Treasury Reserves.

          - 2:30 p.m. Eastern time each business day for each share class of Columbia Government Reserves.

          - 4:00 p.m. Eastern time each business day for each share class of Columbia Government Plus Reserves.

          - 1:00 p.m. Eastern time each business day for each share class of Columbia Prime Reserves.

          - 11:00 a.m. and 4:00 Eastern time each business day for each share class of Columbia Connecticut Municipal Reserves and Columbia Massachusetts Municipal Reserves.

     3.   Under BUYING, SELLING AND EXCHANGING SHARES - HOW ORDERS ARE
          PROCESSED:




SUP-47/93673-1205

          a. For prospectuses that offer shares of Columbia Cash Reserves, Columbia Treasury Reserves, Columbia Government Reserves and Columbia Tax-Exempt Reserves, the sentence ending "(unless the Fund closes early) will be processed as follows:" should read "(unless the Fund closes early) will receive that day's net asset value per share:" and the bulleted points under that sentence should read:

          - 3:00 p.m. Eastern time for Columbia Cash Reserves and Columbia Treasury Reserves

          -    2:30 p.m. Eastern time for Columbia Government Reserves

          -    12:00 noon Eastern time for Columbia Tax-Exempt Reserves

          b. For prospectuses that offer shares of Columbia Cash Reserves, Columbia Money Market Reserves, Columbia Treasury Reserves, Columbia Government Reserves, Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves and Columbia New York Tax-Exempt Reserves, the sentence ending "(unless the Fund closes early) will be processed as follows:" should read "(unless the Fund closes early) will receive that day's net asset value per share:" and the bulleted points under that sentence should read:

          - 3:00 p.m. Eastern time for Columbia Cash Reserves, Columbia Money Market Reserves and Columbia Treasury Reserves

          -    2:30 p.m. Eastern time for Columbia Government Reserves

          - 12:00 noon Eastern time for Columbia Municipal Reserves and Columbia Tax-Exempt Reserves

          - 11:30 a.m. Eastern time for Columbia California Tax-Exempt Reserves and Columbia New York Tax-Exempt Reserves

          c. For prospectuses that offer shares of Columbia Government Plus Reserves and Columbia Government Prime Reserves, the sentence ending "(unless the Fund closes early) will be processed as follows:" should read "(unless the Fund closes early) will receive that day's net asset value per share:" and the bulleted points under that sentence should read:

          -    4:00 p.m. Eastern time for Columbia Government Plus Reserves

          -    1:00 p.m. Eastern time for Columbia Prime Reserves

          d. For prospectuses that only offer shares of Columbia Cash Reserves, the sentence ending "(unless the Fund closes early) will be processed as follows:" should read "(unless the Fund closes early) will receive that day's net asset value per share:" and the bulleted points under that sentence should read:

          -    3:00 p.m. Eastern time for Columbia Cash Reserves

          e. For prospectuses that only offer shares of Columbia Government Plus Reserves, the sentence ending "(unless the Fund closes early) will be processed as follows:" should read "(unless the Fund closes early) will receive that day's net asset value per share:" and the bulleted points under that sentence should read:

          -    3:00 p.m. Eastern time for Columbia Government Plus Reserves

          f. For prospectuses that offer shares of Columbia Money Market Reserves, Columbia Government Reserves, Columbia Tax-Exempt Reserves and Columbia New York Tax-Exempt Reserves, the sentence ending "(unless the Fund closes early) will be processed as follows:" should read "(unless the Fund closes early) will receive that day's net asset value per share:" and the bulleted points under that sentence should read:

          -    3:00 p.m. Eastern time for Columbia Money Market Reserves

          -    2:30 p.m. Eastern time for Columbia Government Reserves

          -    12:00 noon Eastern time for Columbia Tax-Exempt Reserves

          -    11:30 a.m. Eastern time for Columbia New York Tax-Exempt Reserves

          g. For prospectuses that offer shares of Columbia Connecticut Municipal Reserves and Columbia Massachusetts Municipal Reserves, the sentence ending "(unless the Fund closes early) will be processed as follows:" should read "(unless the Fund closes early) will receive that day's net asset value per share:" and the bulleted points under that sentence should read:

          - If your order to buy shares is received and accepted by the Transfer Agent by 11:00 a.m. Eastern time, the price you pay will be the net asset value per share next determined (and you'll receive that day's dividend) if the Fund or its agents receive the purchase price in immediately available funds by 11:00 a.m. that day. If your order to purchase shares is received and accepted by the Transfer Agent after 11:00 a.m. Eastern time but not before 4:00 p.m. Eastern time, the price you pay will be the net asset value per share next determined (and you'll begin receiving dividends the next day) if the Fund or its agents received the purchase price in immediately available funds by 4:00 p.m. on the day of your order.

          h. For prospectuses that offer shares of Columbia Cash Reserves, Columbia Treasury Reserves, Columbia Government Reserves, Columbia Municipal Reserves and Columbia California Tax-Exempt Reserves, the sentence ending "(unless the Fund closes early) will be processed as follows:" should read "(unless the Fund closes early) will receive that day's net asset value per share:" and the bulleted points under that sentence should read:

          - 3:00 p.m. Eastern time for Columbia Cash Reserves and Columbia Treasury Reserves

          -    2:30 p.m. Eastern time for Columbia Government Reserves

          -    12:00 noon Eastern time for Columbia Municipal Reserves

          -    11:30 a.m. Eastern time for Columbia California Tax-Exempt
               Reserves

          i. For prospectuses that offer shares of Columbia Cash Reserves and Columbia Municipal Reserves, the sentence ending "(unless the Fund closes early) will be processed as follows:" should read "(unless the Fund closes early) will receive that day's net asset value per share:" and the bulleted points under that sentence should read:

          -    3:00 p.m. Eastern time for Columbia Cash Reserves

          -    12:00 noon Eastern time for Columbia Municipal Reserves

COLUMBIA MANAGEMENT.



                             Money Market Funds

                             Prospectus -- Investor Class Shares

                             December 30, 2005




                             Columbia Cash Reserves
                             (formerly, Nations Cash Reserves)

                             Columbia Money Market Reserves
                             (formerly, Nations Money Market Reserves)

                             Columbia Treasury Reserves
                             (formerly, Nations Treasury Reserves)

                             Columbia Government Reserves
                             (formerly, Nations Government Reserves)

                             Columbia Municipal Reserves
                             (formerly, Nations Municipal Reserves)

                             Columbia Tax-Exempt Reserves
                             (formerly, Nations Tax-Exempt Reserves)

                             Columbia California Tax-Exempt Reserves
                             (formerly, Nations California Tax-Exempt Reserves)

                             Columbia New York Tax-Exempt Reserves
                             (formerly, Nations New York Tax-Exempt Reserves)







                             THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE.

                             ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.





                     MAY LOSE VALUE
NOT FDIC-INSURED   NO BANK GUARANTEE

AN OVERVIEW OF THE FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TERMS USED IN THIS PROSPECTUS

IN THIS PROSPECTUS, WE, US AND OUR REFER TO THE COLUMBIA FUNDS FAMILY (COLUMBIA FUNDS OR COLUMBIA FUNDS FAMILY). SOME OTHER IMPORTANT TERMS WE'VE USED MAY BE NEW TO YOU. THESE ARE PRINTED IN ITALICS WHERE THEY FIRST APPEAR IN A SECTION AND ARE DESCRIBED IN TERMS USED IN THIS PROSPECTUS.




 YOU'LL FIND TERMS USED IN THIS PROSPECTUS ON PAGE 67.

YOUR INVESTMENT IN THESE FUNDS IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, N.A. (BANK OF AMERICA), THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. YOUR INVESTMENT MAY LOSE MONEY.

AFFILIATES OF BANK OF AMERICA ARE PAID FOR THE SERVICES THEY PROVIDE TO THE
FUNDS.

--------------------------------------------------------------------------------

This booklet, which is called a prospectus, tells you about some Columbia Money Market Funds. Please read it carefully, because it contains information that's designed to help you make informed investment decisions.

This prospectus offers Investor Class Shares of the Funds. This class of shares is designed primarily for financial institutions and intermediaries for their own accounts, and for certain of their client accounts. Please turn to BUYING, SELLING AND EXCHANGING SHARES for more information about who is eligible to buy this class of shares.

ABOUT THE FUNDS

The Money Market Funds seek to provide income while protecting the principal of your original investment by investing in money market instruments.

Money market instruments include short-term debt securities that are U.S. government issued or guaranteed or have relatively low risk. Your original investment and your return aren't guaranteed, however, and returns will vary as short-term interest rates change. Over time, the return on money market funds may be lower than the return on other kinds of mutual funds or investments.

ARE THESE FUNDS RIGHT FOR YOU?

Not every Fund is right for every investor. When you're choosing a Fund to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.

The Money Market Funds may be suitable for you if:

  - you're looking for a relatively low risk investment with stability of principal

  - you have short-term income needs

They may not be suitable for you if:

  - you're looking for higher returns and are prepared to assume a higher level of investment risk

  - you're more comfortable with bank deposits that are FDIC-insured

You'll find a discussion of each Fund's investment objective, principal investment strategies and principal risks in the Fund descriptions that start on page 4.

FOR MORE INFORMATION

If you have any questions about the Funds, please call your investment professional at 1.800.303.7371.

You'll find more information about the Funds in the Statement of Additional Information (SAI). The SAI includes more detailed information about each Fund's investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.

WHAT'S INSIDE
--------------------------------------------------------------------------------

About the Funds
(FILE FOLDER GRAPHIC)

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT ADVISORS, LLC

COLUMBIA MANAGEMENT ADVISORS, LLC (THE ADVISER) IS THE INVESTMENT ADVISER TO EACH OF THE FUNDS. THE ADVISER IS RESPONSIBLE FOR THE OVERALL MANAGEMENT AND SUPERVISION OF THE INVESTMENT MANAGEMENT OF EACH FUND.




 YOU'LL FIND MORE ABOUT THE ADVISER STARTING ON PAGE 44.

--------------------------------------------------------------------------------


COLUMBIA CASH RESERVES                                           4
------------------------------------------------------------------
COLUMBIA MONEY MARKET RESERVES                                   8
------------------------------------------------------------------
COLUMBIA TREASURY RESERVES                                      12
------------------------------------------------------------------
COLUMBIA GOVERNMENT RESERVES                                    17
------------------------------------------------------------------
COLUMBIA MUNICIPAL RESERVES                                     22
------------------------------------------------------------------
COLUMBIA TAX-EXEMPT RESERVES                                    27
------------------------------------------------------------------
COLUMBIA CALIFORNIA TAX-EXEMPT RESERVES                         32
------------------------------------------------------------------
COLUMBIA NEW YORK TAX-EXEMPT RESERVES                           37
------------------------------------------------------------------
OTHER IMPORTANT INFORMATION                                     42
------------------------------------------------------------------
HOW THE FUNDS ARE MANAGED                                       44

About your investment
(DOLLAR SIGN GRAPHIC)

INFORMATION FOR INVESTORS
  Buying, selling and exchanging shares                         46
     How orders are processed                                   47
  How selling and servicing agents are paid                     52
  Distributions and taxes                                       54
  Legal matters                                                 57
------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                            58
------------------------------------------------------------------
ADDITIONAL HYPOTHETICAL FEES AND EXPENSE INFORMATION            63
------------------------------------------------------------------
TERMS USED IN THIS PROSPECTUS                                   68
------------------------------------------------------------------
WHERE TO FIND MORE INFORMATION                          BACK COVER

COLUMBIA CASH RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 44.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

THE FUND IS LISTED ON THE NATIONAL ASSOCIATION OF INSURANCE COMMISSIONERS' APPROVED LIST OF MONEY MARKET MUTUAL FUNDS.

FIRST-TIER SECURITIES

A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN A RATING IN THE HIGHEST CREDIT RATING CATEGORY BY A NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATION (NRSRO) OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. These securities include primarily:

  - commercial paper

  - bank obligations

  - short-term debt securities, including instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or instruments backed by, the securities and other assets owned by these issuers

  - short-term taxable municipal securities

  - repurchase agreements secured by first-tier securities, U.S. government obligations or U.S. Treasury obligations

The Fund may also invest in other money market funds, consistent with its investment objective and strategies. When the portfolio management team believes market conditions warrant, the Fund may invest more than 25% of its assets in U.S. dollar denominated bank obligations, including obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------






 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia Cash Reserves has the following risks:

      - INVESTMENT STRATEGY RISK -- Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

CALL YOUR INVESTMENT PROFESSIONAL AT 1.800.303.7371 FOR THE FUND'S CURRENT 7-DAY YIELD.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Investor Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               2000     2001     2002     2003     2004
               ----     ----     ----     ----     ----
               6.10%    3.86%    1.46%    0.74%    0.90%



              *Year-to-date return as of June 30, 2005: 1.10%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 3RD QUARTER 2000:          1.57%
         WORST: 2ND QUARTER 2004:         0.15%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                                              LIFE OF
                                                           1 YEAR   5 YEARS    FUND*
         INVESTOR CLASS SHARES                             0.90%    2.59%     2.88%

      *THE INCEPTION DATE OF INVESTOR CLASS SHARES IS APRIL 12, 1999.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Investor Class Shares can be found in the section ADDITIONAL
                   HYPOTHETICAL FEES AND EXPENSE INFORMATION following the FINANCIAL HIGHLIGHTS.

         SHAREHOLDER FEES                                           Investor Class
         (Fees paid directly from your investment)                      Shares
         Maximum sales charge (load) imposed on purchases                N/A



         Maximum deferred sales charge (load)                            N/A



         ANNUAL FUND OPERATING EXPENSES(1)
         (Expenses that are deducted from the Fund's assets)



         Management fees(2)                                             0.25%



         Distribution (12b-1) and shareholder servicing fees            0.35%



         Other expenses                                                 0.02%
                                                                         ---------



         Total annual Fund operating expenses                           0.62%



         Fee waivers and/or reimbursements                             (0.07)%
                                                                         ---------



         Total net expenses(3)                                          0.55%
                                                                         =========

      (1)The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (2)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Investor Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         INVESTOR CLASS SHARES                   $56      $191      $339       $768

COLUMBIA MONEY MARKET RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 44.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

THE FUND IS LISTED ON THE NATIONAL ASSOCIATION OF INSURANCE COMMISSIONERS' APPROVED LIST OF MONEY MARKET MUTUAL FUNDS.

FIRST-TIER SECURITIES

A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN A RATING IN THE HIGHEST CREDIT RATING CATEGORY BY AN NRSRO OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. These securities include primarily:

  - commercial paper

  - bank obligations

  - short-term debt securities, including instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or instruments backed by, the securities and other assets owned by these issuers

  - short-term taxable municipal securities

  - repurchase agreements secured by first-tier securities, U.S. government obligations or U.S. Treasury obligations

The Fund may also invest in other money market funds, consistent with its investment objective and strategies. When the portfolio management team believes market conditions warrant it, the Fund may invest more than 25% of its assets in U.S. dollar denominated bank obligations, including obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------






 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia Money Market Reserves has the following risks:

      - INVESTMENT STRATEGY RISK -- Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

CALL YOUR INVESTMENT PROFESSIONAL AT 1.800.303.7371 FOR THE FUND'S CURRENT 7-DAY YIELD.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Investor Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               2001     2002     2003     2004
               ----     ----     ----     ----
               3.78%    1.38%    0.70%    0.89%



              *Year-to-date return as of June 30, 2005: 1.10%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 1ST QUARTER 2001:          1.35%
         WORST: 2ND QUARTER 2004:         0.14%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                                            LIFE OF
                                                                   1 YEAR    FUND*
         INVESTOR CLASS SHARES                                     0.89%     2.25%

      *THE INCEPTION DATE OF INVESTOR CLASS SHARES IS MARCH 3, 2000.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Investor Class Shares can be found in the section ADDITIONAL
                   HYPOTHETICAL FEES AND EXPENSE INFORMATION following the FINANCIAL HIGHLIGHTS.

         SHAREHOLDER FEES                                           Investor Class
         (Fees paid directly from your investment)                      Shares
         Maximum sales charge (load) imposed on purchases                N/A



         Maximum deferred sales charge (load)                            N/A



         ANNUAL FUND OPERATING EXPENSES(1)
         (Expenses that are deducted from the Fund's assets)



         Management fees(2)                                             0.25%



         Distribution (12b-1) and shareholder servicing fees            0.35%



         Other expenses                                                 0.02%
                                                                         ---------



         Total annual Fund operating expenses                           0.62%



         Fee waivers and/or reimbursements                             (0.07)%
                                                                         ---------



         Total net expenses(3)                                          0.55%
                                                                         =========

      (1)The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (2)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

         - you invest $10,000 in Investor Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

         - you reinvest all dividends and distributions in the Fund

         - your investment has a 5% return each year

         - the Fund's operating expenses remain the same as shown in the table above

         - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         INVESTOR CLASS SHARES                   $56      $191      $339       $768

COLUMBIA TREASURY RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 44.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

THE FUND IS LISTED ON THE NATIONAL ASSOCIATION OF INSURANCE COMMISSIONERS' APPROVED LIST OF MONEY MARKET MUTUAL FUNDS.

FIRST-TIER SECURITIES

A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN A RATING IN THE HIGHEST CREDIT RATING CATEGORY BY AN NRSRO OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less. Under normal circumstances, the Fund will invest at least 80% of its assets in U.S. Treasury obligations, and repurchase agreements secured by U.S. Treasury obligations.

THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. These securities include primarily:

  - U.S. Treasury obligations

  - repurchase agreements and reverse repurchase agreements secured by U.S. Treasury obligations and U.S. government obligations

  - obligations whose principal and interest are backed by the U.S. government

The Fund may invest in other money market funds that invest in these instruments, consistent with its investment objective and strategies.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------






 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia Treasury Reserves has the following risks:

      - INVESTMENT STRATEGY RISK -- Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      - TAX CONSIDERATIONS -- The distributions paid by the Fund generally come from interest on U.S. government and U.S. Treasury obligations, which may be free from state income tax, but will be subject to federal income tax and may be subject to other state and local taxes. Any portion of a distribution that comes from income paid on other kinds of securities or from realized capital gains generally is subject to federal, state and local taxes. You should consult with your own tax adviser to determine the tax consequences to you of investing in the Fund.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

CALL YOUR INVESTMENT PROFESSIONAL AT 1.800.303.7371 FOR THE FUND'S CURRENT 7-DAY YIELD.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Investor Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               2000     2001     2002     2003     2004
               ----     ----     ----     ----     ----
               5.82%    3.62%    1.34%    0.67%    0.80%



              *Year-to-date return as of June 30, 2005: 1.01%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 4TH QUARTER 2000:          1.52%
         WORST: 2ND QUARTER 2004:         0.12%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                                              LIFE OF
                                                           1 YEAR   5 YEARS    FUND*
         INVESTOR CLASS SHARES                             0.80%     2.43%     2.71%

      *THE INCEPTION DATE OF INVESTOR CLASS SHARES IS APRIL 12, 1999.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Investor Class Shares can be found in the section ADDITIONAL
                   HYPOTHETICAL FEES AND EXPENSE INFORMATION following the FINANCIAL HIGHLIGHTS.

         SHAREHOLDER FEES                                           Investor Class
         (Fees paid directly from your investment)                      Shares
         Maximum sales charge (load) imposed on purchases                N/A



         Maximum deferred sales charge (load)                            N/A



         ANNUAL FUND OPERATING EXPENSES(1)
         (Expenses that are deducted from the Fund's assets)



         Management fees(2)                                             0.25%



         Distribution (12b-1) and shareholder servicing fees            0.35%



         Other expenses                                                 0.02%
                                                                         ---------



         Total annual Fund operating expenses                           0.62%



         Fee waivers and/or reimbursements                             (0.07)%
                                                                         ---------



         Total net expenses(3)                                          0.55%
                                                                         =========

      (1)The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (2)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Investor Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         INVESTOR CLASS SHARES                   $56      $191      $339       $768

COLUMBIA GOVERNMENT RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 44.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

THE FUND IS LISTED ON THE NATIONAL ASSOCIATION OF INSURANCE COMMISSIONERS' APPROVED LIST OF MONEY MARKET MUTUAL FUNDS.

FIRST-TIER SECURITIES

A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN A RATING IN THE HIGHEST CREDIT RATING CATEGORY BY AN NRSRO OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less. Under normal circumstances, the Fund will invest at least 80% of its assets in U.S.
                   government obligations.

THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. These securities include primarily U.S. government obligations and U.S. Treasury obligations, the interest on which is generally free from state income tax.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------






 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia Government Reserves has the following general risks:

      - INVESTMENT STRATEGY RISK -- Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      - TAX CONSIDERATIONS -- The distributions paid by the Fund generally come from interest on U.S. government and U.S. Treasury obligations, which may be free from state income tax, but will be subject to federal income tax and may be subject to other state and local taxes. Any portion of a distribution that comes from income paid on other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes. You should consult with your own tax adviser to determine the tax consequences to you of investing in the Fund.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

CALL YOUR INVESTMENT PROFESSIONAL AT 1.800.303.7371 FOR THE FUND'S CURRENT 7-DAY YIELD.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Investor Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               2000     2001     2002     2003     2004
               ----     ----     ----     ----     ----
               5.96%    3.69%    1.31%    0.68%    0.85%



              *Year-to-date return as of June 30, 2005: 1.06%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 4TH QUARTER 2000:                     1.53%
         WORST: 1ST QUARTER 2004:                    0.13%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                                              LIFE OF
                                                           1 YEAR   5 YEARS    FUND*
         INVESTOR CLASS SHARES                             0.85%    2.48%     2.76%

      *THE INCEPTION DATE OF INVESTOR CLASS SHARES IS APRIL 12, 1999.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Investor Class Shares can be found in the section ADDITIONAL
                   HYPOTHETICAL FEES AND EXPENSE INFORMATION following the FINANCIAL HIGHLIGHTS.

         SHAREHOLDER FEES                                           Investor Class
         (Fees paid directly from your investment)                      Shares
         Maximum sales charge (load) imposed on purchases                N/A



         Maximum deferred sales charge (load)                            N/A



         ANNUAL FUND OPERATING EXPENSES(1)
         (Expenses that are deducted from the Fund's assets)



         Management fees(2)                                             0.25%



         Distribution (12b-1) and shareholder servicing fees            0.35%



         Other expenses                                                 0.02%
                                                                         ---------



         Total annual Fund operating expenses                           0.62%



         Fee waivers and/or reimbursements                             (0.07)%
                                                                         ---------



         Total net expenses(3)                                          0.55%
                                                                         =========

      (1)The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (2)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Investor Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         INVESTOR CLASS SHARES                   $56      $191      $339       $768

COLUMBIA MUNICIPAL RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 44.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

FIRST-TIER SECURITIES

A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN A RATING IN THE HIGHEST CREDIT RATING CATEGORY BY AN NRSRO OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from federal income taxes.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. Under normal circumstances, the Fund will invest at least 80% of its assets in securities that pay interest exempt from federal income tax, other than the federal alternative minimum tax. The Fund invests in municipal securities that, at the time of investment, are considered by the portfolio management team to have minimal credit risk and to be of high quality.

The Fund may invest all or any portion of its assets in municipal securities that finance private projects, called private activity bonds.

The Fund may also invest in instruments issued by certain trusts or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issuance of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------






 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia Municipal Reserves has the following risks:

      - INVESTMENT STRATEGY RISK -- Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      - HOLDING CASH -- The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the portfolio management team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.

      - TAX CONSIDERATIONS -- The distributions paid by the Fund generally come from interest on municipal obligations, which, in turn, generally are free from federal income tax, but may be subject to the federal alternative minimum tax and state, local and other taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains generally is subject to federal, state, local and other taxes. Shares of Columbia Municipal Reserves would not be suitable investments for tax-advantaged accounts or tax-exempt investors. We generally rely on opinions of the issuer's bond counsel that interest on a bond will be exempt from applicable taxes. Tax authorities are paying increased attention to whether such interest is exempt, and we can't assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

CALL YOUR INVESTMENT PROFESSIONAL AT 1.800.303.7371 FOR THE FUND'S CURRENT 7-DAY YIELD.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Investor Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               2000     2001     2002     2003     2004
               ----     ----     ----     ----     ----
               3.67%    2.31%    1.00%    0.60%    0.71%



              *Year-to-date return as of June 30, 2005: 0.81%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 4TH QUARTER 2000:                0.97%
         WORST: 3RD QUARTER 2003:               0.11%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                                              LIFE OF
                                                           1 YEAR   5 YEARS    FUND*
         INVESTOR CLASS SHARES                             0.71%     1.65%     1.81%

      *THE INCEPTION DATE OF INVESTOR CLASS SHARES IS APRIL 12, 1999.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Investor Class Shares can be found in the section ADDITIONAL
                   HYPOTHETICAL FEES AND EXPENSE INFORMATION following the FINANCIAL HIGHLIGHTS.

         SHAREHOLDER FEES                                           Investor Class
         (Fees paid directly from your investment)                      Shares
         Maximum sales charge (load) imposed on purchases                N/A



         Maximum deferred sales charge (load)                            N/A



         ANNUAL FUND OPERATING EXPENSES(1)
         (Expenses that are deducted from the Fund's assets)



         Management fees(2)                                             0.25%



         Distribution (12b-1) and shareholder servicing fees            0.35%



         Other expenses                                                 0.03%
                                                                         ---------



         Total annual Fund operating expenses                           0.63%



         Fee waivers and/or reimbursements                             (0.08)%
                                                                         ---------



         Total net expenses(3)                                          0.55%
                                                                         =========

      (1)The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (2)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Investor Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         INVESTOR CLASS SHARES                   $56      $194      $343       $779

COLUMBIA TAX-EXEMPT RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 44.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

FIRST-TIER SECURITIES

A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN A RATING IN THE HIGHEST CREDIT RATING CATEGORY BY AN NRSRO OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from federal income taxes.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. The Fund normally invests all of its assets in municipal securities which pay interest that is free from federal income and alternative minimum taxes. The Fund invests in municipal securities that, at the time of investment, are considered by the portfolio management team to have minimal credit risk and to be of high quality.

The Fund may also invest in instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issuance of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------






 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPHIC)     PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
                   Columbia Tax-Exempt Reserves has the following risks:

      - INVESTMENT STRATEGY RISK -- Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      - HOLDING CASH -- The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the portfolio management team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.

      - TAX CONSIDERATIONS -- The distributions paid by the Fund generally come from interest on municipal obligations, which, in turn, generally are free from federal income and alternative minimum taxes, but may be subject to state, local and other taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains generally is subject to federal, state and local taxes. Shares of Columbia Tax-Exempt Reserves would not be suitable investments for tax-advantaged accounts or tax-exempt investors. We generally rely on opinions of the issuer's bond counsel that interest on a bond will be exempt applicable taxes. Tax authorities are paying increased attention to whether such interest is exempt, and we can't assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

THE INFORMATION ABOUT THE PERFORMANCE FOR THE PERIOD PRIOR TO MAY 10, 2002, REFLECTS PERFORMANCE INFORMATION FOR A PREDECESSOR FUND WHICH WAS REORGANIZED INTO THE FUND ON MAY 10, 2002. THE PREDECESSOR FUND HAD AN IDENTICAL INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES.

CALL YOUR INVESTMENT PROFESSIONAL AT 1.800.303.7371 FOR THE FUND'S CURRENT 7-DAY YIELD.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Investor Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               1995     1996     1997     1998     1999     2000     2001     2002     2003     2004
               ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
               3.55%    3.18%    3.29%    3.03%    2.83%    3.68%    2.32%    0.95%    0.56%    0.68%



              *Year-to-date return as of June 30, 2005: 0.80%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 4TH QUARTER 2000:                0.97%
         WORST: 3RD QUARTER 2003:               0.10%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                                               LIFE OF
                                                 1 YEAR   5 YEARS   10 YEARS    FUND*
         INVESTOR CLASS SHARES                   0.68%     1.63%     2.40%      2.42%

      *THE INCEPTION DATE OF INVESTOR CLASS SHARES IS MARCH 7, 1994.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Investor Class Shares can be found in the section ADDITIONAL
                   HYPOTHETICAL FEES AND EXPENSE INFORMATION following the FINANCIAL HIGHLIGHTS.

         SHAREHOLDER FEES                                           Investor Class
         (Fees paid directly from your investment)                      Shares
         Maximum sales charge (load) imposed on purchases                N/A



         Maximum deferred sales charge (load)                            N/A



         ANNUAL FUND OPERATING EXPENSES(1)
         (Expenses that are deducted from the Fund's assets)



         Management fees(2)                                             0.25%



         Distribution (12b-1) and shareholder servicing fees            0.35%



         Other expenses                                                 0.03%
                                                                         ---------



         Total annual Fund operating expenses                           0.63%



         Fee waivers and/or reimbursements                             (0.08)%
                                                                         ---------



         Total net expenses(3)                                          0.55%
                                                                         =========

      (1)The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (2)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Investor Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         INVESTOR CLASS SHARES                   $56      $194      $343       $779

COLUMBIA CALIFORNIA TAX-EXEMPT RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 44.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from California state individual income tax and federal income taxes.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

Under normal circumstances, the Fund will invest at least 80% of its assets in securities that pay interest exempt from federal income tax and California state individual income tax. These securities are issued by or on behalf of the State of California, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers.

The Fund may invest up to 20% of its assets in municipal securities that finance private projects, called private activity bonds.

The Fund may also invest in instruments issued by certain trusts or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating local, national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issuance of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------






 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia California Tax-Exempt Reserves has the following risks:

      - INVESTMENT STRATEGY RISK -- This Fund is considered to be non-diversified because it invests most of its assets in securities that pay interest that is free from personal income tax in one state. The value of the Fund and the amount of interest it pays could be affected by the financial conditions of the state, and its local governments and public authorities. Although the Fund tries to maintain a share price of $1.00, an investment in the Fund could lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      - HOLDING CASH -- The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the portfolio management team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.

      - TAX CONSIDERATIONS -- The distributions paid by the Fund generally come from interest on California municipal obligations, which, in turn, generally are free from federal income tax and California state individual income tax, but may be subject to alternative minimum taxes and other state and local taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains generally is subject to federal, state and local taxes. Shares of Columbia California Tax-Exempt Reserves would not be suitable investments for tax-advantaged accounts or tax-exempt investors. We generally rely on opinions of the issuer's bond counsel that interest on a bond will be exempt from applicable taxes. Tax authorities are paying increased attention to whether such interest is exempt, and we can't assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund.

      - STATE-SPECIFIC RISK -- State-specific risk is the chance that the Fund, because it invests primarily in securities issued by California and its municipalities, is more vulnerable to unfavorable developments in California than funds that invest in municipal bonds of many different states. The current finances of California and its municipalities have improved during fiscal year 2004-05, in part due to an improved economy and higher employment rates, which increased tax revenue. California remains that state with the lowest credit rating, however. The Governor's Budget for 2005-06 projects a $6 billion deficit due to structural spending imbalances. The Governor proposes to cut program spending and to shift responsibility for certain obligations to make up the shortfall, but as of June 15, the State Legislature had not approved a final budget for the 2005-06 fiscal year. It is unclear how the current economic conditions may affect the Fund. Adverse conditions affecting California generally could have an impact on the State and California municipal securities.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

CALL YOUR INVESTMENT PROFESSIONAL AT 1.800.303.7371 FOR THE FUND'S CURRENT 7-DAY YIELD.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Investor Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               1995     1996     1997     1998     1999     2000     2001     2002     2003     2004
               ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
               3.32%    2.88%    3.07%    2.74%    2.51%    3.10%    1.97%    0.91%    0.52%    0.67%



              *Year-to-date return as of June 30, 2005: 0.80%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 2ND QUARTER 1995:          0.87%
         WORST: 3RD QUARTER 2003:         0.09%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                                            LIFE OF
                                           1 YEAR    5 YEARS    10 YEARS     FUND*
         INVESTOR CLASS SHARES             0.67%      1.43%      2.16%       2.50%

      *THE INCEPTION DATE OF INVESTOR CLASS SHARES IS DECEMBER 6, 1989.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Investor Class Shares can be found in the section ADDITIONAL
                   HYPOTHETICAL FEES AND EXPENSE INFORMATION following the FINANCIAL HIGHLIGHTS.

         SHAREHOLDER FEES                                           Investor Class
         (Fees paid directly from your investment)                      Shares
         Maximum sales charge (load) imposed on purchases                N/A



         Maximum deferred sales charge (load)                            N/A



         ANNUAL FUND OPERATING EXPENSES(1)
         (Expenses that are deducted from the Fund's assets)



         Management fees(2)                                             0.25%



         Distribution (12b-1) and shareholder servicing fees            0.35%



         Other expenses                                                 0.03%
                                                                         ---------



         Total annual Fund operating expenses                           0.63%



         Fee waivers and/or reimbursements                             (0.08)%
                                                                         ---------



         Total net expenses(3)                                          0.55%
                                                                         =========

      (1)The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (2)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Investor Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         INVESTOR CLASS SHARES                   $56      $194      $343       $779

COLUMBIA NEW YORK TAX-EXEMPT RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 44.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from New York state individual income tax and federal income taxes.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

Under normal circumstances, the Fund will invest at least 80% of its assets in securities that pay interest that is free from federal income tax and New York state individual income tax. These securities are issued by or on behalf of the State of New York, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers.

The Fund may invest up to 20% of its assets in municipal securities that finance private projects, called private activity bonds.

The Fund may also invest in instruments issued by certain trusts or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating local, national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issuance of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------






 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia New York Tax-Exempt Reserves has the following risks:

      - INVESTMENT STRATEGY RISK -- This Fund is considered to be non-diversified because it invests most of its assets in securities that pay interest that is free from personal income tax in one state. The value of the Fund and the amount of interest it pays could also be affected by the financial conditions of the state, its public authorities and local governments. Although the Fund tries to maintain a share price of $1.00, an investment in the Fund could lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      - HOLDING CASH -- The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the portfolio management team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.

      - TAX CONSIDERATIONS -- The distributions paid by the Fund generally come from interest on New York municipal obligations, which, in turn, generally are free from federal income tax and New York State and New York City individual income tax, but may be subject to alternative minimum taxes and other state and local taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains generally is subject to federal, state and local taxes. Shares of Columbia New York Tax-Exempt Reserves would not be a suitable investment for tax-advantaged accounts or tax-exempt investors. We generally rely on opinions of the issuer's bond counsel that interest on a bond will be exempt from applicable taxes. Tax authorities are paying increased attention to whether such interest is exempt, and we can't assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund.

      - STATE-SPECIFIC RISK -- State-specific risk is the chance that the Fund, because it invests primarily in securities issued by New York State, New York City and New York's other municipalities, is more vulnerable to unfavorable developments in New York than funds that invest in municipal bonds of many different states. Although New York's economy is diverse, with a comparatively large share of the nation's finance, insurance, transportation, communications and services employment and a very small share of the nation's farming and mining activity, adverse conditions affecting any one of these industries could have a negative impact on New York municipal securities. Travel and tourism also constitute an important part of the New York State and City economies. The September 11, 2001 terrorist attack on the World Trade Center in New York City has had and is likely to continue to have an adverse effect on all areas of the New York economy. In this regard, the long recovery from September 11th and the loss of momentum in the national recovery due to corporate governance scandals and international tensions resulted in a lengthening of the State's recession. In addition, State costs for employee pensions have increased dramatically, while costs associated with Medicaid, welfare and other entitlement programs have also risen, reflecting the impact of the national recession and jobless recovery that has followed.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

SINCE INVESTOR CLASS SHARES OF THE FUND DID NOT HAVE ANY ASSETS AS OF DECEMBER 31, 2004, THE RETURNS SHOWN ARE FOR A CLASS NOT OFFERED IN THIS PROSPECTUS. THE TRUST CLASS SHARES HAVE SIMILAR ANNUAL RETURNS BECAUSE THE SHARES ARE INVESTED IN THE SAME PORTFOLIO OF SECURITIES AND DIFFER ONLY TO THE EXTENT THAT THE CLASSES DO NOT HAVE THE SAME EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.353.0828 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.345.6611 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Trust Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               2003     2004
               ----     ----
               0.84%    0.96%



              *Year-to-date return as of June 30, 2005: 0.92%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 4TH QUARTER 2004:           0.33%
         WORST: 3RD QUARTER 2003:          0.18%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                                            LIFE OF
                                                                   1 YEAR    FUND*
         TRUST CLASS SHARES                                        0.96%     0.98%




      *THE INCEPTION DATE OF TRUST CLASS SHARES IS FEBRUARY 15, 2002.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Investor Class Shares can be found in the section ADDITIONAL
                   HYPOTHETICAL FEES AND EXPENSE INFORMATION following the FINANCIAL HIGHLIGHTS.

         SHAREHOLDER FEES                                           Investor Class
         (Fees paid directly from your investment)                      Shares
         Maximum sales charge (load) imposed on purchases                N/A



         Maximum deferred sales charge (load)                            N/A



         ANNUAL FUND OPERATING EXPENSES(1)
         (Expenses that are deducted from the Fund's assets)



         Management fees(2)                                             0.25%



         Distribution (12b-1) and shareholder servicing fees            0.35%



         Other expenses                                                 0.28%
                                                                         ---------



         Total annual Fund operating expenses                           0.88%



         Fee waivers and/or reimbursements                             (0.33)%
                                                                         ---------



         Total net expenses(3)                                          0.55%
                                                                         =========

      (1)The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (2)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


EXAMPLE

      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Investor Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         INVESTOR CLASS SHARES                   $56      $248      $455      $1,054

Other important information
[LINE GRAPH GRAPHIC]

You'll find specific information about each Fund's investment objective, principal investment strategies and risks in the descriptions starting on page
4. The following are some other risks and information you should consider before you invest:

      - SPECIAL RULES FOR MONEY MARKET FUNDS -- Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Funds, like all money market funds:

         - may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less

         - must maintain an average dollar-weighted maturity of 90 days or less

         - may normally invest no more than 5% of their total assets in securities of the same issuer, other than U.S. government securities; however, they may invest up to 25% of their total assets in first-tier securities of a single issuer for up to three business days (except for Columbia California Tax-Exempt Reserves and Columbia New York Tax-Exempt Reserves)

         - may generally only invest in U.S. dollar denominated instruments that are determined to have minimal credit risk and are first-tier securities except for Columbia California Tax-Exempt Reserves and Columbia New York Tax-Exempt Reserves, which also may invest in second-tier securities.

      - CHANGING INVESTMENT OBJECTIVES AND POLICIES -- The investment objective and certain investment policies of any Fund can be changed without shareholder approval. The 80% Policy of certain Funds may be changed without shareholder approval by giving the shareholder at least 60 days notice. The 80% Policy of certain other Funds and other investment policies of any Fund may be changed only with shareholder approval.

      - CHANGING TO A FEEDER FUND -- Unlike traditional mutual funds, which invest in individual securities, a "feeder fund" invests all of its assets in another fund called a "master portfolio." Other feeder funds generally also invest in a master portfolio. The master portfolio invests in individual securities and has the same investment objective, investment strategies and principal risks as the feeder funds. This structure can help reduce a feeder fund's expenses because its assets are combined with those of other feeder funds. If a master portfolio doesn't attract other feeder funds, however, a feeder fund's expenses could be higher than those of a traditional mutual fund.

       Each Fund may become a feeder fund if the Board decides this would be in the best interest of shareholders. We don't require shareholder approval to make the change, but we'll notify you if it happens. If a

       Fund becomes a feeder fund, it will have the additional risks of investing in a master portfolio.

      - INVESTING DEFENSIVELY -- A Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. A Fund may not achieve its investment objective while it is investing defensively. Any cash a Fund holds for defensive or other reasons may not earn income.

      - BANK OF AMERICA AND ITS AFFILIATES -- Bank of America and its affiliates currently provide services to some or all of the Funds, including investment advisory, distribution, administration, shareholder servicing, sub-transfer agency and brokerage services, and are paid for providing these services. Bank of America and its affiliates also may, at times, provide other services and be compensated for them, including transfer agency, interfund lending and securities lending services, or make loans to the Funds. Finally, Bank of America or its affiliates may serve as counterparties in transactions with Columbia Funds where permitted by law or regulation, and may receive compensation in that capacity.

      - PORTFOLIO SECURITIES DISCLOSURE -- A description of Columbia Funds' policies and procedures with respect to the disclosure of portfolio securities is available in the Funds' SAI and on the Columbia Funds' website at www.columbiafunds.com under Fund Portfolio Data. In addition, a complete list of each Fund's portfolio holdings for each calendar month will be available upon request to 5 business days following each month-end.

      - INFORMATION FOR FEDERALLY CHARTERED CREDIT UNIONS -- Shares of Columbia Treasury Reserves and Columbia Government Reserves are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration Rules and Regulations and the National Credit Union Administration Letter Number 155.

      - HOUSEHOLDING -- In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of a Fund's prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call your investment professional at 1.800.303.7371. We will begin sending your individual copies with the next scheduled mailing.

      - PORTFOLIO TRANSACTION COSTS -- Each Fund may incur significant transaction costs that are in addition to the total annual Fund operating expenses disclosed in the fee tables. These transaction costs are made up of all the costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of a Fund's transaction costs are not.

How the Funds are managed
(PEOPLE GRAPHIC)

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT ADVISORS, LLC

100 FEDERAL STREET
BOSTON, MA 02110

COLUMBIA MANAGEMENT GROUP (COLUMBIA MANAGEMENT) IS THE PRIMARY INVESTMENT MANAGEMENT DIVISION OF BANK OF AMERICA CORPORATION. THE ADVISER, COLUMBIA MANAGEMENT ADVISORS, LLC AND COLUMBIA WANGER ASSET MANAGEMENT, L.P. ARE COLUMBIA MANAGEMENT ENTITIES THAT FURNISH INVESTMENT MANAGEMENT SERVICES AND ADVISE INSTITUTIONAL AND MUTUAL FUND PORTFOLIOS.

--------------------------------------------------------------------------------


INVESTMENT ADVISER

The Adviser is the investment adviser to over 70 mutual fund portfolios in the Columbia Funds Family, including the Money Market Funds described in this prospectus.

The Adviser is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes, including equity and fixed income securities, and money market instruments.

Currently managing more than $185 billion, the Adviser acts as investment manager for individuals, corporations, private investment companies and financial institutions. The Adviser uses a team approach to investment management. Each team has access to the latest technology and analytical resources.

Columbia Funds pays the Adviser an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly.

A discussion regarding the basis for the Board of Trustees approving the investment advisory agreement with the Adviser is available in the Funds' annual report to shareholders for the fiscal year ended March 31.

The Adviser has agreed to waive fees and/or reimburse expenses for certain Funds until July 31, 2006. You'll find a discussion of any waiver and/or reimbursement in the Fund descriptions. There is no assurance that the Adviser will continue to waive and/or reimburse any fees and/or expenses after this date.

The following chart shows the maximum advisory fees the Adviser can receive, along with the actual advisory fees the Adviser and/or an affiliate received during the Funds' last fiscal year, after waivers and/or reimbursements:

ANNUAL INVESTMENT ADVISORY FEE, AS A % OF AVERAGE DAILY NET ASSETS


                                                             MAXIMUM    ACTUAL FEE
                                                             ADVISORY    PAID LAST
                                                               FEE      FISCAL YEAR
  COLUMBIA CASH RESERVES                                      0.15%      0.12%



  COLUMBIA MONEY MARKET RESERVES                              0.15%      0.12%



  COLUMBIA TREASURY RESERVES                                  0.15%      0.12%



  COLUMBIA GOVERNMENT RESERVES                                0.15%      0.12%



  COLUMBIA MUNICIPAL RESERVES                                 0.15%      0.12%



  COLUMBIA TAX-EXEMPT RESERVES                                0.15%      0.12%



  COLUMBIA CALIFORNIA TAX-EXEMPT RESERVES                     0.15%      0.12%



  COLUMBIA NEW YORK TAX-EXEMPT RESERVES                       0.15%      0.15%

INVESTMENT SUB-ADVISER

Columbia Funds and the Adviser may engage one or more investment sub-advisers for each Fund to make day-to-day investment decisions for the Fund. The Adviser retains ultimate responsibility (subject to Board oversight) for overseeing the sub-advisers and evaluates the Funds' needs and available sub-advisers' skills and abilities on an ongoing basis. Based on its evaluations, the Adviser may at times recommend to the Board that a Fund:

  - change, add or terminate one or more sub-advisers;

  - continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or

  - materially change a sub-advisory agreement with a sub-adviser.

Applicable law requires a Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders' best interests. The Adviser and the Funds have applied for relief from the SEC to permit the Funds to act on many of The Adviser's recommendations with approval only by the Board and not by Fund shareholders. The Adviser or a Fund would inform the Fund's shareholders of any actions taken in reliance on this relief. Until the Adviser and the Funds obtain the relief, each Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

A discussion regarding the basis for the Board of Trustees approving the investment sub-advisory agreement with each sub-adviser is available in the Funds' annual report to shareholders for the fiscal year ended March 31.

OTHER SERVICE PROVIDERS

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
DISTRIBUTORS, INC.

ONE FINANCIAL CENTER
BOSTON, MA 02111-2621

--------------------------------------------------------------------------------

The Funds are distributed by Columbia Management Distributors, Inc. (Distributor), a registered broker/dealer. The Distributor may pay distribution (12b-1) and shareholder servicing fees and/or other compensation to companies for selling shares and providing services to investors.


--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
ADVISORS, LLC

100 FEDERAL STREET
BOSTON, MA 02110

--------------------------------------------------------------------------------


Columbia Management Advisors, LLC is the administrator of the Funds, and is responsible for overseeing the administrative operations of the Funds. The Funds pay Columbia Management Advisors, LLC a fee of 0.10% for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Funds, and is paid monthly.


--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
SERVICES, INC.

P.O. BOX 8081
BOSTON, MA 02266-8081

--------------------------------------------------------------------------------

Columbia Management Services, Inc., also known as Columbia Funds Services (Transfer Agent), is the transfer agent for the Funds' shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

ABOUT YOUR INVESTMENT
--------------------------------------------------------------------------------

Buying, selling and exchanging shares
[DOLLAR GRAPHIC]

--------------------------------------------------------------------------------

WHEN YOU SELL SHARES OF A MUTUAL FUND, THE FUND IS EFFECTIVELY "BUYING" THEM BACK FROM YOU. THIS IS CALLED A REDEMPTION.

--------------------------------------------------------------------------------


This prospectus offers Investor Class Shares of the Funds. Here are some general rules about this class of shares:

  - Investor Class Shares are available on a direct basis or through certain financial institutions and intermediaries for their own accounts, and for certain client accounts. This class of shares may be offered by:

     - Bank of America and certain of its affiliates

     - certain other financial institutions and intermediaries.

  - The minimum initial investment is $25,000. Financial institutions or intermediaries can total the investments they make on behalf of their clients to come up with the minimum initial investment.

  - There is no minimum for additional investments.

  - There are no sales charges for buying, selling or exchanging these shares.

  - Please contact your investment professional for more information about the availability of this share class.

You'll find more information about buying, selling and exchanging Investor Class Shares on the pages that follow. You should also ask your financial institution, intermediary or selling agent about its limits, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related services and programs.

Please contact your investment professional at 1.800.303.7371 if you have any questions, or you need help placing an order.

Federal law requires the Funds to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Funds may need to delay the date of your purchase or may be unable to open your account which may result in a return of your investment monies. In addition, if the Funds are unable to verify your identity after your account is open, the Funds reserve the right to close your account or take other steps as deemed reasonable. The Funds shall not be held liable for any loss resulting from any purchase delay, application rejection, or account closure due to a failure to provide proper identifying information.

--------------------------------------------------------------------------------

A BUSINESS DAY IS ANY DAY THAT THE FEDERAL RESERVE BANK OF NEW YORK AND THE NEW YORK STOCK EXCHANGE (NYSE) ARE OPEN. THE MONEY MARKET FUNDS RESERVE THE RIGHT TO CLOSE EARLY ON BUSINESS DAYS PRECEDING OR FOLLOWING NATIONAL HOLIDAYS, IF THE PRIMARY GOVERNMENT SECURITIES DEALERS HAVE CLOSED EARLY AND/OR IF THE BOND MARKET ASSOCIATION RECOMMENDS THAT THE SECURITIES MARKETS CLOSE EARLY.

IN ADDITION TO WEEKENDS, EITHER THE FEDERAL RESERVE BANK OF NEW YORK OR THE NYSE IS CLOSED ON THE FOLLOWING NATIONAL HOLIDAYS: NEW YEAR'S DAY, MARTIN LUTHER KING, JR. DAY, PRESIDENTS' DAY, GOOD FRIDAY, MEMORIAL DAY, INDEPENDENCE DAY, LABOR DAY, COLUMBUS DAY, VETERANS DAY, THANKSGIVING DAY AND CHRISTMAS DAY.

--------------------------------------------------------------------------------

HOW SHARES ARE PRICED

All transactions are based on the price of a Fund's shares -- or its net asset value per share. We calculate net asset value per share at the following times (unless the Fund closes early):

  - 9:45 a.m., 11:00 a.m., 2:30 p.m. and 5:00 p.m. Eastern time each business day for each share class of Columbia Cash Reserves, Columbia Money Market Reserves and Columbia Treasury Reserves

  - 9:45 a.m., 11:00 a.m. and 2:30 p.m. Eastern time each business day for each share class of Columbia Government Reserves

  - 12:00 noon Eastern time each business day for each share class of Columbia Municipal Reserves and Columbia Tax-Exempt Reserves

  - 11:30 a.m. Eastern time each business day for each share class of Columbia California Tax-Exempt Reserves and Columbia New York Tax-Exempt Reserves

First, we calculate the net asset value for each class of a Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.

Although we try to maintain a net asset value per share of $1.00 for the Funds, we can't guarantee that we will be able to do so.

VALUING SECURITIES IN A FUND

The value of a Fund's assets is based on the total market value of all of the securities it holds. We use the amortized cost method, which approximates market value, to value the assets in the Money Market Funds.

HOW ORDERS ARE PROCESSED

Orders to buy, sell or exchange shares are processed on business days. Orders to buy, sell or exchange shares may be delivered to the Transfer Agent by phone, in writing, or through the internet. For more information on account and trading restrictions and special sign-up procedures for internet transactions, please call us at 800-353-0828 for institutional investors or 800-345-6611 for individual investors. The Transfer Agent has procedures in place to authenticate electronic instructions. You will be asked to accept the terms of an online agreement(s) and utilize a password for internet services. Orders received in good order by the Fund, Distributor, Transfer Agent or their agents by the following times on a business day (unless the Fund closes early) will be processed as follows:

  - If your order for Columbia Cash Reserves, Columbia Money Market Reserves or Columbia Treasury Reserves is received in good form by the Transfer Agent by 5:00 p.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you'll receive that day's dividends). If your order is received in good form by the Transfer Agent after 5:00 p.m. Eastern time, you will receive the next net asset value per share determined on the following business day (and in the case of purchases you'll begin receiving dividends the next day).

  - If your order for Columbia Government Reserves is received in good form by the Transfer Agent by 2:30 p.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you'll receive that day's dividends). If your order is received in good form by the Transfer Agent after 2:30 p.m. you will receive the next net asset value per share determined on the following business day (and in the case of purchases you'll begin receiving dividends the next day).

  - If your order for Columbia Municipal Reserves or Columbia Tax-Exempt Reserves is received in good form by the Transfer Agent by 12:00 noon p.m. Eastern time, in the case of purchases you will receive that day's net asset value per share. If your order is received in good form by the Transfer Agent after 12:00 noon p.m. Eastern time, you will receive the next net asset value per share determined on the following business day (and in the case of purchases you'll begin receiving dividends the next day).

  - If your order for Columbia California Tax-Exempt Reserves or Columbia New York Tax-Exempt Reserves is received in good form by the Transfer Agent by 11:30 a.m. Eastern time, in the case of purchases you will receive that day's net asset value per share. If your order is received in good form by the Transfer Agent after 11:30 a.m. Eastern time, you will receive the next net asset value per share determined on the following business day (and in the case of purchases you'll begin receiving dividends the next day).

Investors are encouraged to place orders to sell as early in the day as possible. Orders received after these times will receive the next business day's net asset value per share. The business day that applies to an order is also called the trade date. We may refuse any order to buy or exchange shares. If this happens, we'll return any money we've received.

TELEPHONE ORDERS
You can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of our account application and send it to us.

Here's how telephone orders work:

  - If you sign up for telephone orders after you open your account, you must have your signature Medallion Guaranteed.

  - Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order.

  - We'll take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. If we and our service providers don't take these steps, we may be liable for any losses from unauthorized or fraudulent instructions.

  - Telephone orders may be difficult to complete during periods of significant economic or market change.

--------------------------------------------------------------------------------

THE NET ASSET VALUE PER SHARE IS THE PRICE OF A SHARE CALCULATED BY A FUND EVERY BUSINESS DAY.

"GOOD FORM" MEANS THAT THE MONEY USED TO PURCHASE YOUR SHARES IS FULLY COLLECTED. WHEN SELLING SHARES BY LETTER OF INSTRUCTION, "GOOD FORM" ALSO MEANS
(I) YOUR LETTER HAS COMPLETE INSTRUCTIONS, THE PROPER SIGNATURES AND MEDALLION SIGNATURE GUARANTEES IF NECESSARY AND (II) ANY OTHER REQUIRED DOCUMENTS ARE ATTACHED. SIGNATURES MUST BE GUARANTEED BY EITHER A BANK, A MEMBER FIRM OF A NATIONAL STOCK EXCHANGE OR ANOTHER ELIGIBLE GUARANTOR THAT PARTICIPATES IN THE MEDALLION SIGNATURE GUARANTEE PROGRAM FOR REDEMPTIONS OVER $100,000, ALTERNATE PAYEE OR MAILING INSTRUCTIONS. FOR ADDITIONAL DOCUMENTS REQUIRED FOR SALES BY CORPORATIONS, AGENTS FIDUCIARIES, SURVIVING JOINT OWNERS AND OTHER LEGAL ENTITIES PLEASE CALL 1.800.303.7371. NO INTEREST WILL BE PAID ON UNCASHED REDEMPTION CHECKS.

--------------------------------------------------------------------------------



(PLUS DOLLAR       BUYING SHARES
  GRAPHIC)

      Here are some general rules for buying shares:

        - You buy Investor Class Shares at net asset value per share.

        - We must receive payment by the close of the Federal Reserve wire transfer system (typically 6 p.m. Eastern time) on the business day the Fund, Distributor, Transfer Agent or their agents receive the order (unless the Fund closes early).

           If we receive payment after this time, we'll refuse the order. We'll return any payment received for orders that we refuse. We can change this time under certain circumstances, for example, when there's more wiring activity than normal.

        - Financial institutions, intermediaries and selling agents are responsible for sending orders to us and for ensuring that we receive your money on time.

        - Shares purchased are recorded on the books of the Fund. We don't issue certificates.


(MINUS DOLLAR      SELLING SHARES
  GRAPHIC)

      Here are some general rules for selling shares:

        - We normally send the sale proceeds by Fedwire as soon as practicable following the net asset value determination time applicable to your order. For more information please refer to How orders are processed or contact the Transfer Agent.

        - If you paid for your shares with a check that wasn't certified, we'll hold the sale proceeds when you sell those shares for at least 15 days after the trade date of the purchase.

        - Financial institutions and intermediaries are responsible for sending orders to us and for depositing the sale proceeds to your account on time.

        - If you hold any shares in certificate form, you must sign the certificates (or send a signed stock power with them) and send them to the Transfer Agent. Your signature must be Medallion Guaranteed unless you've made other arrangements with us. We may ask for other information we need to prove that the order is properly authorized.

        - Under certain circumstances allowed under the 1940 Act, we can pay you in securities or other property when you sell your shares (except shares of Columbia Treasury Reserves).

        - We can delay payment of the sale proceeds of Columbia Cash Reserves, Columbia Money Market Reserves, Columbia Treasury Reserves or Columbia Government Reserves for one day, or longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Banks or under the extraordinary circumstances described in Section 22(e) of the 1940 Act. Generally, those extraordinary circumstances are when: (i) the NYSE is closed or trading is restricted, (ii) an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of the Fund's net assets not reasonably practicable, or

          (iii) the SEC by order permits the suspension of the right of redemption for the protection of investors.

        - We can delay payment of the sale proceeds of Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves or Columbia New York Tax-Exempt Reserves for up to seven days.

        - Other restrictions may apply to retirement plan accounts. For more information about these restrictions, please contact your retirement plan administrator.

      We may sell your shares:

        - if the value of your account falls below $1,000 (other than as a result of depreciation in share value), or your account may be subject to an annual fee of $10. The Transfer Agent will send you written notification of such action and provide details on how you can add money to your account to avoid this penalty

        - if a financial institution or intermediary tells us to sell your shares under arrangements made with you

        - under certain other circumstances allowed under the 1940 Act

--------------------------------------------------------------------------------

YOU SHOULD MAKE SURE YOU UNDERSTAND THE INVESTMENT OBJECTIVE AND POLICIES OF THE FUND YOU'RE EXCHANGING INTO. PLEASE READ ITS PROSPECTUS CAREFULLY.

--------------------------------------------------------------------------------



(ARROWS GRAPHIC)   EXCHANGING SHARES

      You can generally sell shares of a Fund to buy shares of another Fund distributed by the Distributor. This is called an exchange. You might want to do this if your investment goals or tolerance for risk change.

      Here's how exchanges work:

        - You can generally exchange Investor Class Shares of a Fund for Investor Class Shares of any other Fund distributed by the Distributor. Some exceptions apply.

        - The rules for buying shares of a Fund, including any minimum investment requirements, apply to exchanges into that Fund.

        - You may only make exchanges into a Fund that is legally sold in your state of residence.

        - You generally may only make an exchange into a Fund that is accepting investments.

        - A sales charge may apply when exchanging from a Money Market Fund to a Fund with a front-end sales charge.

        - We may limit the number of exchanges you can make within a specified period of time.

        - We may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

        - You cannot exchange any shares you own in certificate form until the Transfer Agent has received the certificate and deposited the shares to your account.

How selling and servicing agents are paid
(PERCENT GRAPHIC)

--------------------------------------------------------------------------------

THE FINANCIAL INSTITUTION OR INTERMEDIARY THAT BUYS SHARES FOR YOU IS ALSO SOMETIMES REFERRED TO AS A SELLING AGENT.

THE DISTRIBUTION FEE IS OFTEN REFERRED TO AS A "12B-1" FEE BECAUSE IT'S PAID THROUGH A PLAN APPROVED UNDER RULE 12B-1 OF THE 1940 ACT.

THE SELLING AGENT MAY CHARGE OTHER FEES FOR SERVICES PROVIDED TO YOUR ACCOUNT.

--------------------------------------------------------------------------------

Selling and servicing agents usually receive compensation based on your investment in the Funds. The kind and amount of the compensation depends on the share class in which you invest. Selling agents typically pay a portion of the compensation they receive to their investment professionals.

DISTRIBUTION (12B-1) AND SHAREHOLDER SERVICING FEES

The Distributor and selling and servicing agents are compensated for selling shares and providing services to investors under distribution and shareholder servicing plans.

The Distributor may receive a maximum annual distribution (12b-1) fee of 0.10% of the average daily net assets of Investor Class Shares of the Funds, some or all of which may be paid to selling agents.

Servicing agents may receive a maximum annual shareholder servicing fee of 0.25% of the average daily net assets of Investor Class Shares of the Funds.

Fees are calculated daily and paid to the Distributor periodically. Because these fees are paid out of the Funds' assets on an ongoing basis, over time they will increase the cost of your investment, and may cost you more than any sales charges you may pay.

The Funds pay these fees to the Distributor and/or to eligible selling and servicing agents and financial institutions, including the Adviser or other affiliates, for as long as the plans continue. We may reduce or discontinue payments at any time.

OTHER COMPENSATION

Selling and servicing agents may also receive:

  - a bonus, incentive or other compensation relating to the sale, promotion and marketing of the Funds

  - non-cash compensation like trips to sales seminars, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise

Any such compensation, which is paid by the Adviser or the Distributor and not by the Funds, is discretionary and may be available only to selected selling and servicing agents. For example, the Distributor sometimes sponsors promotions involving Banc of America Investment Services, Inc., an affiliate of the Adviser and the Distributor, and certain other selling or servicing agents. Selected selling or servicing agents also may receive compensation for opening or servicing a minimum number of accounts.

The Adviser and the Distributor may pay significant amounts from their own assets to selling or servicing agents of the Funds for distribution-related activities or other services they provide. These amounts, which are in addition to any sales charges, distribution (12b-1) and shareholder servicing fees paid by the Funds, may be fixed dollar amounts or a percentage of sales or both, and may be up-front or ongoing payments or both. Agents may agree to provide a variety of marketing related services or access-advantages to the Funds, including, for example, presenting Funds on "preferred" or "select" lists, in return for the payments. Selling or servicing agents, in turn, may pay some or all of these amounts to their employees who recommend or sell Fund shares or allocate or invest client assets among different investment options.

In addition, the Adviser and the Distributor may pay significant amounts from their own assets for services provided and costs incurred by third parties of a type that would typically be provided or incurred directly by the Columbia Funds' transfer agent. The Columbia Funds also may pay significant amounts to third party intermediaries, including selling and servicing agents, for providing these types of services or incurring these types of costs.

These and other payments, and the difference between payments made with respect to the Funds and those made with respect to other mutual funds available through the agent, may give rise to conflicts of interest between the agent and its clients. You should be aware of these potential conflicts of interest and discuss these matters with your selling or servicing agent.

Distributions and taxes
(TAXES GRAPHIC)

--------------------------------------------------------------------------------

THE POWER OF COMPOUNDING

REINVESTING YOUR DISTRIBUTIONS BUYS YOU MORE SHARES OF A FUND -- WHICH LETS YOU TAKE ADVANTAGE OF THE POTENTIAL FOR COMPOUND GROWTH.

PUTTING THE MONEY YOU EARN BACK INTO YOUR INVESTMENT MEANS IT, IN TURN, MAY EARN EVEN MORE MONEY. OVER TIME, THE POWER OF COMPOUNDING HAS THE POTENTIAL TO SIGNIFICANTLY INCREASE THE VALUE OF YOUR INVESTMENT. THERE IS NO ASSURANCE, HOWEVER, THAT YOU'LL EARN MORE MONEY IF YOU REINVEST YOUR DISTRIBUTIONS.

--------------------------------------------------------------------------------

ABOUT DISTRIBUTIONS

A mutual fund can make money two ways:

  - It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.

  - A fund can also have capital gain if the value of its investments increases. If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.

A mutual fund is not subject to federal income tax as long as it distributes all of its net investment income and net realized capital gain to its shareholders. The Funds intend to pay out a sufficient amount of their income and capital gain to their shareholders so the Funds won't have to pay any federal income tax. When a Fund makes this kind of a payment, it's split among all shares and is called a distribution.

Although the Funds do not expect to realize any capital gain, any capital gain realized by a Fund will be distributed at least once a year. The Funds declare distributions of net investment income each business day, and pay them on the first business day of each month. Normally, each Fund will declare and pay distributions of net investment income as indicated above. The Funds may, however, declare and pay distributions of net investment income more frequently.

Any distribution you receive is paid based on the number of shares you hold on the record date, which is usually the day the distribution is declared (daily distribution Funds) or the day before the distribution is declared (all other Funds). Shares are eligible to receive net investment income distributions from the settlement date (daily distribution Funds), trade date (all other Funds) or realized capital gain from the trade date of the purchase up to and including the day before the shares are sold.

Different share classes of a Fund usually pay different net investment income distribution amounts, because each class has different expenses.

We'll automatically reinvest distributions in additional shares of the same Fund unless you tell us you want to receive your distributions in cash. You can do this by calling your investment professional at 1.800.303.7371. Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

--------------------------------------------------------------------------------

THIS INFORMATION IS A SUMMARY OF HOW FEDERAL INCOME TAXES MAY AFFECT YOUR INVESTMENT IN THE FUNDS. IT DOES NOT APPLY TO FOREIGN OR TAX-EXEMPT INVESTORS OR THOSE HOLDING FUND SHARES THROUGH A TAX-ADVANTAGED ACCOUNT, SUCH AS A 401(K) PLAN OR IRA. THIS INFORMATION IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING. YOU SHOULD CONSULT WITH YOUR OWN TAX ADVISER ABOUT YOUR SITUATION, INCLUDING ANY FOREIGN, STATE AND LOCAL TAXES THAT MAY APPLY.




 FOR MORE INFORMATION ABOUT TAXES, PLEASE SEE THE SAI.

--------------------------------------------------------------------------------

HOW TAXES AFFECT YOUR INVESTMENT

Distributions of a Fund's ordinary income and any net short-term capital gain, if any, generally are taxable to you as ordinary income. Although the Funds do not expect to realize any capital gain any distributions of realized net long-term capital gain, if any, generally are taxable to you as long-term capital gain.

In general, corporate shareholders will not be able to deduct any distributions when determining their taxable income. Fund distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund. Following the end of each year, we'll send you a notice that tells you how much you've received in distributions during the year and their federal tax status. State and local taxes may also apply to distributions.

COLUMBIA MUNICIPAL RESERVES, COLUMBIA TAX-EXEMPT RESERVES,
COLUMBIA CALIFORNIA TAX-EXEMPT RESERVES, COLUMBIA NEW YORK
TAX-EXEMPT RESERVES


In general, you will not be subject to federal income tax on distributions from Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves and Columbia New York Tax-Exempt Reserves of their tax-exempt interest income. Distributions from Columbia California Tax-Exempt Reserves of its interest income from California municipal securities will not be subject to California state individual income tax. Distributions from Columbia New York Tax-Exempt Reserves of its interest income from New York municipal securities will not be subject to New York State and New York City individual income tax. Distributions from these Funds, however, may be subject to state, local and other taxes.

Although these Funds do not intend to earn any taxable income or capital gain, any distributions of such income or gain generally are subject to tax.

A portion of the distributions from Columbia Municipal Reserves, Columbia California Tax-Exempt Reserves and Columbia New York Tax-Exempt Reserves may also be subject to alternative minimum taxes.

U.S. GOVERNMENT OBLIGATIONS


If you invest in U.S. government obligations directly, interest on those obligations is free from state and local individual income taxes. Distributions you receive that come from interest a Fund earns from U.S. government obligations may not be exempt from these taxes. Please consult with your tax adviser.

WITHHOLDING TAX


We're required by federal law to withhold tax on any distributions and redemption proceeds paid to you (including amounts paid in securities and exchanges) if:

  - you haven't given us a correct Taxpayer Identification Number (TIN), usually your social security or employer identification number, and haven't certified that the TIN is correct and withholding doesn't apply

  - the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records
  - the IRS informs us that you are otherwise subject to backup withholding The IRS may also impose penalties against you if you don't give us a correct TIN.

Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.

TAXATION OF REDEMPTIONS AND EXCHANGES

As long as a Fund continually maintains a $1.00 net asset value per share, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your shares of the Fund.

Legal matters

On February 9, 2005, Banc of America Capital Management, LLC ("BACAP" (now, the Advisor)) and BACAP Distributors, LLC (which has subsequently merged with the Distributor) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the SEC (the "SEC Order"). A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website. Under the terms of the NYAG Settlement and SEC Order, BACAP and BACAP Distributors, LLC have agreed, among other things, to pay disgorgement and civil money penalties, to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices, to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures and to reduce management fees for five years. BACAP and BACAP Distributors, LLC are currently in the process of implementing the various terms of the NYAG Settlement and SEC Order.

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Columbia Funds Series Trust (formerly known as Nations Funds Trust), its Board of Trustees, Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors, LLC (collectively "BAC"). On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust (now known as Columbia Funds Series Trust), the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under the federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action. The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

Separately, a putative class action (Reinke v. Bank of America N.A., et al.) was filed against Nations Funds Trust and others on December 6, 2004 in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. Nations Funds Trust has filed a "motion to dismiss" that is pending. Discovery has recently been initiated. At the present time, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

Financial highlights
(DOLLAR SIGN GRAPHIC)

The financial highlights table is designed to help you understand how the Funds have performed for the past five years or, if shorter, the period of a Fund's operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned, assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP. The independent registered public accounting firm's report and Columbia Funds financial statements are incorporated by reference into the SAI. Please see the back cover of this prospectus to find out how you can get a copy of the SAI.

COLUMBIA CASH RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                              YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
  INVESTOR CLASS SHARES                        03/31/05             03/31/04             03/31/03             03/31/02
  Net asset value, beginning of period           $1.00                $1.00                $1.00                $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                  0.0123               0.0065               0.0126               0.0285
  LESS DISTRIBUTIONS:
  Dividends from net investment income         (0.0123)             (0.0065)             (0.0126)             (0.0285)
  Net asset value, end of period                 $1.00                $1.00                $1.00                $1.00
  TOTAL RETURN++                                 1.23%                0.66%                1.27%                2.89%
                                          ===================  ===================  ===================  ===================
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)        $1,814,403           $2,321,369           $3,621,418           $4,966,158
  Ratio of operating expenses to average
    net assets(a)                                0.55%              0.55%(c)             0.55%(b)             0.55%(b)
  Ratio of net investment income/(loss)
    to average net assets                        1.18%                0.66%                1.27%                2.57%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements(a)                    0.62%                0.61%                0.61%                0.62%

                                               YEAR ENDED
  INVESTOR CLASS SHARES                         03/31/01
  Net asset value, beginning of period            $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                   0.0593
  LESS DISTRIBUTIONS:
  Dividends from net investment income          (0.0593)
  Net asset value, end of period                  $1.00
  TOTAL RETURN++                                  6.09%
                                           ===================
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)         $7,585,825
  Ratio of operating expenses to average
    net assets(a)                                 0.55%
  Ratio of net investment income/(loss)
    to average net assets                         5.87%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements(a)                     0.62%

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
(a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
(b) The effect of interest expense on the operating expense ratio was less than 0.01%.
(c) The reimbursement from the investment adviser is included in the ratio of operating expenses to average net assets (with waivers). The effect of this reimbursement on the operating expense ratio (with waivers) was less than 0.01%.

COLUMBIA MONEY MARKET RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                              YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
  INVESTOR CLASS SHARES                        03/31/05             03/31/04             03/31/03             03/31/02
  Net asset value, beginning of period           $1.00                $1.00                $1.00                $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                  0.0122               0.0063               0.0119               0.0276
  LESS DISTRIBUTIONS:
  Dividends from net investment income         (0.0122)             (0.0063)             (0.0119)             (0.0276)
  Net asset value, end of period                 $1.00                $1.00                $1.00                $1.00
  TOTAL RETURN++                                 1.22%                0.63%                1.21%                2.80%
                                          ===================  ===================  ===================  ===================
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)          $85,981              $89,996              $61,153              $44,170
  Ratio of operating expenses to average
    net assets(a)                                0.55%                0.55%              0.55%(b)               0.55%
  Ratio of net investment income/(loss)
    to average net assets                        1.20%                0.63%                1.19%                2.50%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements(a)                    0.62%                0.61%                0.61%                0.63%

                                               YEAR ENDED
  INVESTOR CLASS SHARES                         03/31/01
  Net asset value, beginning of period            $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                   0.0501
  LESS DISTRIBUTIONS:
  Dividends from net investment income          (0.0501)
  Net asset value, end of period                  $1.00
  TOTAL RETURN++                                  5.12%
                                           ===================
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)           $90,380
  Ratio of operating expenses to average
    net assets(a)                               0.55%(b)
  Ratio of net investment income/(loss)
    to average net assets                         5.84%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements(a)                     0.62%

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
(a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
(b) The effect of interest expense on the operating expense ratio was less than 0.01%.

COLUMBIA TREASURY RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                              YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
  INVESTOR CLASS SHARES                        03/31/05             03/31/04             03/31/03             03/31/02
  Net asset value, beginning of period           $1.00                $1.00                $1.00                $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                  0.0109               0.0058               0.0116               0.0267
  LESS DISTRIBUTIONS:
  Dividends from net investment income         (0.0109)             (0.0058)             (0.0116)             (0.0267)
  Net asset value, end of period                 $1.00                $1.00                $1.00                $1.00
  TOTAL RETURN++                                 1.10%                0.58%                1.16%                2.70%
                                          ===================  ===================  ===================  ===================
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)         $368,396             $450,784             $673,332             $688,990
  Ratio of operating expenses to average
    net assets(a)                                0.55%                0.55%                0.55%                0.55%
  Ratio of net investment income/(loss)
    to average net assets                        1.02%                0.59%                1.17%                2.46%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements(a)                    0.62%                0.61%                0.61%                0.62%

                                               YEAR ENDED
  INVESTOR CLASS SHARES                         03/31/01
  Net asset value, beginning of period            $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                   0.0568
  LESS DISTRIBUTIONS:
  Dividends from net investment income          (0.0568)
  Net asset value, end of period                  $1.00
  TOTAL RETURN++                                  5.83%
                                           ===================
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)          $700,202
  Ratio of operating expenses to average
    net assets(a)                               0.55%(b)
  Ratio of net investment income/(loss)
    to average net assets                         5.64%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements(a)                     0.62%

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
(a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
(b) The effect of interest expense on the operating expense ratio was less than 0.01%.

COLUMBIA GOVERNMENT RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                              YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
  INVESTOR CLASS SHARES                        03/31/05             03/31/04             03/31/03             03/31/02
  Net asset value, beginning of period           $1.00                $1.00                $1.00                $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                  0.0117               0.0060               0.0116               0.0268
  LESS DISTRIBUTIONS:
  Dividends from net investment income         (0.0117)             (0.0060)             (0.0116)             (0.0268)
  Net asset value, end of period                 $1.00                $1.00                $1.00                $1.00
  TOTAL RETURN++                                 1.18%                0.60%                1.17%                2.71%
                                          ===================  ===================  ===================  ===================
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)         $460,841             $792,634             $578,548            $1,001,552
  Ratio of operating expenses to average
    net assets(a)                                0.55%                0.55%                0.55%                0.55%
  Ratio of net investment income/(loss)
    to average net assets                        1.10%                0.61%                1.13%                2.35%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements(a)                    0.62%                0.61%                0.62%                0.63%

                                               YEAR ENDED
  INVESTOR CLASS SHARES                         03/31/01
  Net asset value, beginning of period            $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                   0.0580
  LESS DISTRIBUTIONS:
  Dividends from net investment income          (0.0580)
  Net asset value, end of period                  $1.00
  TOTAL RETURN++                                  5.95%
                                           ===================
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)          $331,555
  Ratio of operating expenses to average
    net assets(a)                               0.55%(b)
  Ratio of net investment income/(loss)
    to average net assets                         5.71%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements(a)                     0.64%

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
(a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
(b) The effect of interest expense on the operating expense ratio was less than 0.01%.

COLUMBIA MUNICIPAL RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                              YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
  INVESTOR CLASS SHARES                        03/31/05             03/31/04             03/31/03             03/31/02
  Net asset value, beginning of period           $1.00                $1.00                $1.00                $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                  0.0093               0.0054               0.0093               0.0180
  LESS DISTRIBUTIONS:
  Dividends from net investment income         (0.0093)             (0.0054)             (0.0093)             (0.0180)
  Net asset value, end of period                 $1.00                $1.00                $1.00                $1.00
  TOTAL RETURN++                                 0.93%                0.54%                0.93%                1.82%
                                          ===================  ===================  ===================  ===================
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)          $84,348             $147,189              $89,289              $48,022
  Ratio of operating expenses to average
    net assets                                   0.55%                0.55%                0.55%                0.55%
  Ratio of net investment income/(loss)
    to average net assets                        0.88%                0.53%                0.88%                1.68%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                       0.63%                0.62%                0.63%                0.65%

                                               YEAR ENDED
  INVESTOR CLASS SHARES                         03/31/01
  Net asset value, beginning of period            $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                   0.0357
  LESS DISTRIBUTIONS:
  Dividends from net investment income          (0.0357)
  Net asset value, end of period                  $1.00
  TOTAL RETURN++                                  3.63%
                                           ===================
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)           $57,017
  Ratio of operating expenses to average
    net assets                                    0.55%
  Ratio of net investment income/(loss)
    to average net assets                         3.58%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                        0.64%

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

COLUMBIA TAX-EXEMPT RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                              YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
  INVESTOR CLASS SHARES                        03/31/05             03/31/04             03/31/03             03/31/02
  Net asset value, beginning of year             $1.00                $1.00                $1.00                $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                  0.0090               0.0051               0.0089               0.0179
  LESS DISTRIBUTIONS:
  Dividends from net investment income         (0.0090)             (0.0051)             (0.0089)             (0.0179)
  Net asset value, end of year                   $1.00                $1.00                $1.00                $1.00
  TOTAL RETURN++                                 0.90%                0.51%                0.89%                1.81%
                                          ===================  ===================  ===================  ===================
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000's)            $11,280              $22,071             $138,285             $210,389
  Ratio of operating expenses to average
    net assets                                   0.55%                0.55%                0.55%                0.55%
  Ratio of net investment income/(loss)
    to average net assets                        0.82%                0.49%                0.78%                1.75%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                       0.63%                0.62%                0.63%                0.68%

                                               YEAR ENDED
  INVESTOR CLASS SHARES                         03/31/01
  Net asset value, beginning of year              $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                   0.0358
  LESS DISTRIBUTIONS:
  Dividends from net investment income          (0.0358)
  Net asset value, end of year                    $1.00
  TOTAL RETURN++                                  3.63%
                                           ===================
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000's)            $239,923
  Ratio of operating expenses to average
    net assets                                    0.55%
  Ratio of net investment income/(loss)
    to average net assets                         3.55%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                        0.68%

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

COLUMBIA CALIFORNIA TAX-EXEMPT
RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                              YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
  INVESTOR CLASS SHARES                        03/31/05             03/31/04             03/31/03             03/31/02
  Net asset value, beginning of period           $1.00                $1.00                $1.00                $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                  0.0088               0.0048               0.0081               0.0164
  LESS DISTRIBUTIONS:
  Dividends from net investment income         (0.0088)             (0.0048)             (0.0081)             (0.0164)
  Net asset value, end of period                 $1.00                $1.00                $1.00                $1.00
  TOTAL RETURN++                                 0.88%                0.48%                0.81%                1.65%
                                          ===================  ===================  ===================  ===================
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)         $244,229             $369,440             $360,205             $240,724
  Ratio of operating expenses to average
    net assets                                   0.55%                0.55%                0.55%                0.55%
  Ratio of net investment income/(loss)
    to average net assets                        0.85%                0.48%                0.80%                1.03%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                       0.63%                0.62%                0.62%                0.63%

                                               YEAR ENDED
  INVESTOR CLASS SHARES                         03/31/01
  Net asset value, beginning of period            $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                   0.0298
  LESS DISTRIBUTIONS:
  Dividends from net investment income          (0.0298)
  Net asset value, end of period                  $1.00
  TOTAL RETURN++                                  3.02%
                                           ===================
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)          $226,491
  Ratio of operating expenses to average
    net assets                                    0.55%
  Ratio of net investment income/(loss)
    to average net assets                         2.98%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                        0.63%

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

COLUMBIA NEW YORK TAX-EXEMPT
RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                           PERIOD ENDED
  INVESTOR CLASS SHARES                                     12/22/02**
  Net asset value, beginning of period                         $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                                0.0069
  LESS DISTRIBUTIONS:
  Dividends from net investment income                       (0.0069)
  Net asset value, end of period                               $1.00
  TOTAL RETURN++                                               0.69%
                                          ===============================================
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)                         $--#
  Ratio of operating expenses to average
    net assets                                                0.48%+
  Ratio of net investment income/(loss)
    to average net assets                                     0.92%+
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                                    1.13%+

                                                            PERIOD ENDED
  INVESTOR CLASS SHARES                                       03/31/02*
  Net asset value, beginning of period                          $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                                 0.0008
  LESS DISTRIBUTIONS:
  Dividends from net investment income                        (0.0008)
  Net asset value, end of period                                $1.00
  TOTAL RETURN++                                                0.08%
                                           ===============================================
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)                           $1
  Ratio of operating expenses to average
    net assets                                                 0.55%+
  Ratio of net investment income/(loss)
    to average net assets                                      0.68%+
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                                     4.86%+

* Columbia New York Tax-Exempt Reserves Investor Class Shares commenced operations on February 15, 2002.
** Columbia New York Tax-Exempt Reserves Investor Class Shares were fully redeemed on December 22, 2002.
+ Annualized.
++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
# Amount represents less than $500.

Additional hypothetical fees and expense information

The supplemental hypothetical investment information on the following pages provides additional information about the effect of the fees and expenses of each Fund, including investment advisory fees and other Fund costs, on the Funds' returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in the class of the Funds assuming a 5% return each year, the hypothetical year-end balance before fees and expenses and the cumulative return after fees and expenses. The charts also assume that the annual expense ratios stay the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratio used for each Fund, which is the same as that stated in the Annual Fund Operating Expenses tables, is reflected in the charts and is net of any contractual fee waiver or expense reimbursement. Your actual costs may be higher or lower.

COLUMBIA CASH RESERVES -- INVESTOR CLASS SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              0.55%                            $10,000.00                              5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-   CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE     AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES        FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00              4.45%            $10,445.00      $ 56.22
       2           10.25%            $11,025.00              9.10%            $10,909.80      $ 58.73
       3           15.76%            $11,576.25             13.95%            $11,395.29      $ 61.34
       4           21.55%            $12,155.06             19.02%            $11,902.38      $ 64.07
       5           27.63%            $12,762.82             24.32%            $12,432.03      $ 66.92
       6           34.01%            $13,400.96             29.85%            $12,985.26      $ 69.90
       7           40.71%            $14,071.00             35.63%            $13,563.10      $ 73.01
       8           47.75%            $14,774.55             41.67%            $14,166.66      $ 76.26
       9           55.13%            $15,513.28             47.97%            $14,797.08      $ 79.65
      10           62.89%            $16,288.95             54.56%            $15,455.55      $ 83.19
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                         $ 5,455.55
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                           $689.28

COLUMBIA MONEY MARKET RESERVES -- INVESTOR CLASS SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT     ASSUMED RATE OF RETURN
              0.55%                            $10,000.00                             5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-  CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE    AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES       FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00             4.45%            $10,445.00      $ 56.22
       2           10.25%            $11,025.00             9.10%            $10,909.80      $ 58.73
       3           15.76%            $11,576.25            13.95%            $11,395.29      $ 61.34
       4           21.55%            $12,155.06            19.02%            $11,902.38      $ 64.07
       5           27.63%            $12,762.82            24.32%            $12,432.03      $ 66.92
       6           34.01%            $13,400.96            29.85%            $12,985.26      $ 69.90
       7           40.71%            $14,071.00            35.63%            $13,563.10      $ 73.01
       8           47.75%            $14,774.55            41.67%            $14,166.66      $ 76.26
       9           55.13%            $15,513.28            47.97%            $14,797.08      $ 79.65
      10           62.89%            $16,288.95            54.56%            $15,455.55      $ 83.19
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                        $ 5,455.55
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                          $689.28

COLUMBIA TREASURY RESERVES -- INVESTOR CLASS SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT     ASSUMED RATE OF RETURN
              0.55%                            $10,000.00                             5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-   CUMULATIVE RETURN  HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE    AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES        FEES AND EXPENSES       EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00             4.45%            $10,445.00      $ 56.22
       2           10.25%            $11,025.00             9.10%            $10,909.80      $ 58.73
       3           15.76%            $11,576.25            13.95%            $11,395.29      $ 61.34
       4           21.55%            $12,155.06            19.02%            $11,902.38      $ 64.07
       5           27.63%            $12,762.82            24.32%            $12,432.03      $ 66.92
       6           34.01%            $13,400.96            29.85%            $12,985.26      $ 69.90
       7           40.71%            $14,071.00            35.63%            $13,563.10      $ 73.01
       8           47.75%            $14,774.55            41.67%            $14,166.66      $ 76.26
       9           55.13%            $15,513.28            47.97%            $14,797.08      $ 79.65
      10           62.89%            $16,288.95            54.56%            $15,455.55      $ 83.19
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                        $ 5,455.55
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                          $689.28

COLUMBIA GOVERNMENT RESERVES -- INVESTOR CLASS SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT     ASSUMED RATE OF RETURN
              0.55%                            $10,000.00                             5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-   CUMULATIVE RETURN  HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE    AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES        FEES AND EXPENSES       EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00             4.45%            $10,445.00      $ 56.22
       2           10.25%            $11,025.00             9.10%            $10,909.80      $ 58.73
       3           15.76%            $11,576.25            13.95%            $11,395.29      $ 61.34
       4           21.55%            $12,155.06            19.02%            $11,902.38      $ 64.07
       5           27.63%            $12,762.82            24.32%            $12,432.03      $ 66.92
       6           34.01%            $13,400.96            29.85%            $12,985.26      $ 69.90
       7           40.71%            $14,071.00            35.63%            $13,563.10      $ 73.01
       8           47.75%            $14,774.55            41.67%            $14,166.66      $ 76.26
       9           55.13%            $15,513.28            47.97%            $14,797.08      $ 79.65
      10           62.89%            $16,288.95            54.56%            $15,455.55      $ 83.19
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                        $ 5,455.55
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                          $689.28

COLUMBIA MUNICIPAL RESERVES -- INVESTOR CLASS SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT     ASSUMED RATE OF RETURN
              0.55%                            $10,000.00                             5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-   CUMULATIVE RETURN  HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE    AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES        FEES AND EXPENSES       EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00             4.45%            $10,445.00      $ 56.22
       2           10.25%            $11,025.00             9.10%            $10,909.80      $ 58.73
       3           15.76%            $11,576.25            13.95%            $11,395.29      $ 61.34
       4           21.55%            $12,155.06            19.02%            $11,902.38      $ 64.07
       5           27.63%            $12,762.82            24.32%            $12,432.03      $ 66.92
       6           34.01%            $13,400.96            29.85%            $12,985.26      $ 69.90
       7           40.71%            $14,071.00            35.63%            $13,563.10      $ 73.01
       8           47.75%            $14,774.55            41.67%            $14,166.66      $ 76.26
       9           55.13%            $15,513.28            47.97%            $14,797.08      $ 79.65
      10           62.89%            $16,288.95            54.56%            $15,455.55      $ 83.19
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                        $ 5,455.55
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                          $689.28

COLUMBIA TAX-EXEMPT RESERVES -- INVESTOR CLASS SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT     ASSUMED RATE OF RETURN
              0.55%                            $10,000.00                             5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-  CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE    AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES       FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00             4.45%            $10,445.00      $ 56.22
       2           10.25%            $11,025.00             9.10%            $10,909.80      $ 58.73
       3           15.76%            $11,576.25            13.95%            $11,395.29      $ 61.34
       4           21.55%            $12,155.06            19.02%            $11,902.38      $ 64.07
       5           27.63%            $12,762.82            24.32%            $12,432.03      $ 66.92
       6           34.01%            $13,400.96            29.85%            $12,985.26      $ 69.90
       7           40.71%            $14,071.00            35.63%            $13,563.10      $ 73.01
       8           47.75%            $14,774.55            41.67%            $14,166.66      $ 76.26
       9           55.13%            $15,513.28            47.97%            $14,797.08      $ 79.65
      10           62.89%            $16,288.95            54.56%            $15,455.55      $ 83.19
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                        $ 5,455.55
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                          $689.28

COLUMBIA CALIFORNIA TAX-EXEMPT RESERVES -- INVESTOR CLASS SHARES

      ANNUAL EXPENSE RATIO        INITIAL HYPOTHETICAL INVESTMENT AMOUNT       ASSUMED RATE OF RETURN
              0.55%                             $10,000.00                               5%
              CUMULATIVE RETURN   HYPOTHETICAL YEAR-    CUMULATIVE RETURN   HYPOTHETICAL YEAR-     ANNUAL
               BEFORE FEES AND    END BALANCE BEFORE     AFTER FEES AND      END BALANCE AFTER    FEES AND
     YEAR         EXPENSES         FEES AND EXPENSES        EXPENSES         FEES AND EXPENSES    EXPENSES
       1            5.00%             $10,500.00              4.45%             $10,445.00        $ 56.22
       2           10.25%             $11,025.00              9.10%             $10,909.80        $ 58.73
       3           15.76%             $11,576.25             13.95%             $11,395.29        $ 61.34
       4           21.55%             $12,155.06             19.02%             $11,902.38        $ 64.07
       5           27.63%             $12,762.82             24.32%             $12,432.03        $ 66.92
       6           34.01%             $13,400.96             29.85%             $12,985.26        $ 69.90
       7           40.71%             $14,071.00             35.63%             $13,563.10        $ 73.01
       8           47.75%             $14,774.55             41.67%             $14,166.66        $ 76.26
       9           55.13%             $15,513.28             47.97%             $14,797.08        $ 79.65
      10           62.89%             $16,288.95             54.56%             $15,455.55        $ 83.19
    TOTAL GAIN BEFORE FEES &
             EXPENSES                 $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                           $ 5,455.55
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                               $689.28

COLUMBIA NEW YORK TAX-EXEMPT RESERVES -- INVESTOR CLASS SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT     ASSUMED RATE OF RETURN
              0.55%                            $10,000.00                             5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-  CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE    AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES       FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00             4.45%            $10,445.00      $ 56.22
       2           10.25%            $11,025.00             9.10%            $10,909.80      $ 58.73
       3           15.76%            $11,576.25            13.95%            $11,395.29      $ 61.34
       4           21.55%            $12,155.06            19.02%            $11,902.38      $ 64.07
       5           27.63%            $12,762.82            24.32%            $12,432.03      $ 66.92
       6           34.01%            $13,400.96            29.85%            $12,985.26      $ 69.90
       7           40.71%            $14,071.00            35.63%            $13,563.10      $ 73.01
       8           47.75%            $14,774.55            41.67%            $14,166.66      $ 76.26
       9           55.13%            $15,513.28            47.97%            $14,797.08      $ 79.65
      10           62.89%            $16,288.95            54.56%            $15,455.55      $ 83.19
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                        $ 5,455.55
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                          $689.28

--------------------------------------------------------------------------------

THIS GLOSSARY INCLUDES EXPLANATIONS OF THE IMPORTANT TERMS THAT MAY BE USED IN THIS PROSPECTUS. SOME OF THE TERMS EXPLAINED MAY APPLY TO COLUMBIA FUNDS NOT INCLUDED IN THIS PROSPECTUS.

--------------------------------------------------------------------------------


Terms used in this prospectus
(BOOK GRAPHIC)

80% POLICY -- Rule 35d-1 under the 1940 Act (the "Names Rule"), requires certain Funds to adopt an investment policy requiring that, under normal circumstances, at least 80% of its assets will be invested in the type of investment suggested by its name. In most cases, the Names Rule gives affected Funds the option to either (i) declare the 80% Policy a fundamental policy, which means it can only be changed by shareholder approval, or (ii) commit to provide notice to shareholders before changing the 80% Policy. In some cases, the Names Rule requires affected Funds to declare their 80% Policy a fundamental policy. The SAI identifies each Fund that has adopted an 80% Policy as a fundamental policy as well as each Fund that has committed to provide notice to shareholders before changing its 80% Policy.

AMORTIZED COST METHOD -- under Rule 2a-7 of the 1940 Act, the method of calculating an investment company's net asset value whereby portfolio securities are valued at the Fund's acquisition cost as adjusted for amortization of premium or accretion of discount rather than at their value based on current market factors.

AVERAGE DOLLAR-WEIGHTED MATURITY -- the average length of time until the debt securities held by a Fund reach maturity. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.

BANK OBLIGATION -- a money market instrument issued by a bank, including certificates of deposit, time deposits and bankers' acceptances.

CAPITAL GAIN OR LOSS -- the difference between the purchase price of a security and its selling price. You realize a capital gain when you sell a security for more than you paid for it. You realize a capital loss when you sell a security for less than you paid for it.

COMMERCIAL PAPER -- a short-term debt security issued by banks, corporations, municipalities and other borrowers.

COMMON STOCK -- a security that represents part equity ownership in a company. Common stock typically allows you to vote at shareholder meetings and to share in the company's profits by receiving dividends.

DEBT SECURITY -- when you invest in a debt security, you are typically lending your money to a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as U.S. Treasury obligations and commercial paper. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

EQUITY SECURITY -- an investment that gives you an equity ownership right in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.

FIRST-TIER SECURITY -- under Rule 2a-7 of the 1940 Act, a debt security that is an eligible investment for money market funds and has received a rating in the highest short-term rating category from a nationally recognized statistical rating organization (NRSRO) or if unrated, is determined by the fund's portfolio management team to be of comparable quality, or is a money market fund issued by a registered investment company, or is a government security.

FIXED INCOME SECURITY -- an intermediate to long-term debt security that matures in more than one year.

GUARANTEED INVESTMENT CONTRACT -- an investment instrument issued by a rated insurance company in return for a payment by an investor.

HIGH QUALITY -- includes municipal securities that are rated in the top two highest short-term debt categories according to an NRSRO such as Standard & Poor's Corporation or Moody's Investors Service, Inc. The portfolio management team may consider an unrated municipal security if it is determined to be of comparable quality, based upon guidelines approved by the Fund's Board. Please see the SAI for more information about credit ratings.

INSTRUMENTALITY -- an instrumentality of the U.S. government is a government agency organized under federal charter with government supervision.

LIQUIDITY -- a measurement of how easily a security can be bought or sold at a price that is close to its market value.

MONEY MARKET INSTRUMENT -- a short-term debt security that is considered to mature in 13 months or less. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and certain municipal securities. For Columbia Treasury Reserves and Columbia Government Reserves, money market instruments do not include either commercial paper or municipal securities.

MUNICIPAL SECURITY (OBLIGATION) -- a debt security issued by state or local governments or governmental authorities to pay for public projects and services. "General obligations" are typically backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income from these securities is exempt from federal income taxes and is generally exempt from state taxes if you live in the state that issued the security. If you live in the municipality that issued the security, interest income may also be exempt from local taxes.

NON-DIVERSIFIED -- a fund that holds securities of fewer issuers or kinds of issuers than other kinds of funds. Non-diversified funds tend to have greater price swings than more diversified funds because events affecting one or more of its securities may have a disproportionately large effect on the fund.

PARTICIPATION -- a pass-through certificate representing a share in a pool of debt obligations or other instruments.

PASS-THROUGH CERTIFICATE -- securitized mortgages or other debt securities with interest and principal paid by a servicing intermediary shortly after interest payments are received from borrowers.

PRIVATE ACTIVITY BOND -- a municipal security that is used to finance private projects or other projects that aren't qualified for tax purposes. Interest on private activity bonds is generally taxable, unless it is specifically exempted, or may be treated as a tax preference item for federal alternative minimum tax purposes.

REPURCHASE AGREEMENT -- a short-term (often overnight) investment arrangement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return.

REVERSE REPURCHASE AGREEMENT -- a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price.

SECOND-TIER SECURITY -- under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds, but is not a first-tier security.

SETTLEMENT DATE -- the date on which an order is settled either by payment or delivery of securities.

SPECIAL PURPOSE ISSUER -- an entity organized solely to issue asset-backed securities on a pool of assets it owns.

TRADE DATE -- the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

U.S. GOVERNMENT OBLIGATIONS -- a wide range of debt securities that include U.S. Treasury obligations, securities issued or guaranteed by various agencies of the U.S. government, or by various instrumentalities which have been established or sponsored by the U.S. government. Securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. government.

U.S. TREASURY OBLIGATION -- a debt security issued or guaranteed by the U.S. Treasury. U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. government.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

COLUMBIA MANAGEMENT.



Where to find more information

You'll find more information about Columbia Money Market Funds in the following documents:




ANNUAL AND SEMI-ANNUAL REPORTS

The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the independent registered public accounting firm's reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the period covered.

STATEMENT OF ADDITIONAL INFORMATION

The SAI contains additional information about the Funds and their policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.

You can obtain a free copy of these documents, request other information about the Funds and make shareholder inquiries by contacting Columbia Funds:

By telephone:
1.800.353.0828 (Institutional Investors)
1.800.345.6611 (Individual Investors)

By mail:
COLUMBIA FUNDS
C/O COLUMBIA FUNDS SERVICES
P.O. BOX 8081
BOSTON, MA 02266-8081

On the Internet:
WWW.COLUMBIAFUNDS.COM

Information about the funds can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.



SEC file number: 811-09645
Columbia Funds Series Trust

PRO-36/91662-1105

COLUMBIA MANAGEMENT.



                Money Market Funds

                Prospectus -- Service Class Shares

                December 30, 2005


                Columbia Cash Reserves
                (formerly, Nations Cash Reserves)

                Columbia Money Market Reserves
                (formerly, Nations Money Market Reserves)

                Columbia Treasury Reserves
                (formerly, Nations Treasury Reserves)

                Columbia Government Reserves
                (formerly, Nations Government Reserves)

                Columbia Municipal Reserves
                (formerly, Nations Municipal Reserves)

                Columbia Tax-Exempt Reserves
                (formerly, Nations Tax-Exempt Reserves)

                Columbia California Tax-Exempt Reserves
                (formerly, Nations California Tax-Exempt Reserves)

                Columbia New York Tax-Exempt Reserves
                (formerly, Nations New York Tax-Exempt Reserves)


                THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED
                OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE.

                ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                    May Lose Value
NOT FDIC-INSURED  No Bank Guarantee

AN OVERVIEW OF THE FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TERMS USED IN THIS PROSPECTUS

IN THIS PROSPECTUS, WE, US AND OUR REFER TO THE COLUMBIA FUNDS FAMILY (COLUMBIA FUNDS OR COLUMBIA FUNDS FAMILY). SOME OTHER IMPORTANT TERMS WE'VE USED MAY BE NEW TO YOU. THESE ARE PRINTED IN ITALICS WHERE THEY FIRST APPEAR IN A SECTION AND ARE DESCRIBED IN TERMS USED IN THIS PROSPECTUS.




 YOU'LL FIND TERMS USED IN THIS PROSPECTUS ON PAGE 67.

YOUR INVESTMENT IN THESE FUNDS IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, N.A. (BANK OF AMERICA), THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. YOUR INVESTMENT MAY LOSE MONEY.

AFFILIATES OF BANK OF AMERICA ARE PAID FOR THE SERVICES THEY PROVIDE TO THE
FUNDS.

--------------------------------------------------------------------------------

This booklet, which is called a prospectus, tells you about some Columbia Money Market Funds. Please read it carefully, because it contains information that's designed to help you make informed investment decisions.

This prospectus offers Service Class Shares of the Funds. This class of shares is designed primarily for financial institutions and intermediaries for their own accounts, and for certain of their client accounts. Please turn to BUYING, SELLING AND EXCHANGING SHARES for more information about who is eligible to buy this class of shares.

ABOUT THE FUNDS

The Money Market Funds seek to provide income while protecting the principal of your original investment by investing in money market instruments.

Money market instruments include short-term debt securities that are U.S. government issued or guaranteed or have relatively low risk. Your original investment and your return aren't guaranteed, however, and returns will vary as short-term interest rates change. Over time, the return on money market funds may be lower than the return on other kinds of mutual funds or investments.

ARE THESE FUNDS RIGHT FOR YOU?

Not every Fund is right for every investor. When you're choosing a Fund to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.

The Money Market Funds may be suitable for you if:

  - you're looking for a relatively low risk investment with stability of principal

  - you have short-term income needs

They may not be suitable for you if:

  - you're looking for higher returns and are prepared to assume a higher level of investment risk

  - you're more comfortable with bank deposits that are FDIC-insured

You'll find a discussion of each Fund's investment objective, principal investment strategies and principal risks in the Fund descriptions that start on page 4.

FOR MORE INFORMATION

If you have any questions about the Funds, please call us at 1.800.353.0828 if you're an institutional investor, or 1.800.345.6611 if you're an individual investor. You can also contact your investment professional.

You'll find more information about the Funds in the Statement of Additional Information (SAI). The SAI includes more detailed information about each Fund's investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.

WHAT'S INSIDE
--------------------------------------------------------------------------------

About the Funds
[FILE FOLDER GRAPHIC]

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT ADVISORS, LLC

COLUMBIA MANAGEMENT ADVISORS, LLC (THE ADVISER) IS THE INVESTMENT ADVISER TO EACH OF THE FUNDS. THE ADVISER IS RESPONSIBLE FOR THE OVERALL MANAGEMENT AND SUPERVISION OF THE INVESTMENT MANAGEMENT OF EACH FUND.




 YOU'LL FIND MORE ABOUT THE ADVISER STARTING ON PAGE 42.

--------------------------------------------------------------------------------


COLUMBIA CASH RESERVES                                           4
------------------------------------------------------------------
COLUMBIA MONEY MARKET RESERVES                                   8
------------------------------------------------------------------
COLUMBIA TREASURY RESERVES                                      12
------------------------------------------------------------------
COLUMBIA GOVERNMENT RESERVES                                    16
------------------------------------------------------------------
COLUMBIA MUNICIPAL RESERVES                                     20
------------------------------------------------------------------
COLUMBIA TAX-EXEMPT RESERVES                                    25
------------------------------------------------------------------
COLUMBIA CALIFORNIA TAX-EXEMPT RESERVES                         30
------------------------------------------------------------------
COLUMBIA NEW YORK TAX-EXEMPT RESERVES                           35
------------------------------------------------------------------
OTHER IMPORTANT INFORMATION                                     40
------------------------------------------------------------------
HOW THE FUNDS ARE MANAGED                                       42

About your investment
[DOLLAR SIGN GRAPHIC]

INFORMATION FOR INVESTORS
  Buying, selling and exchanging shares                         44
     How orders are processed                                   46
  How selling and servicing agents are paid                     52
  Distributions and taxes                                       54
  Legal matters                                                 57
------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                            58
------------------------------------------------------------------
ADDITIONAL HYPOTHETICAL FEES AND EXPENSE INFORMATION            62
------------------------------------------------------------------
TERMS USED IN THIS PROSPECTUS                                   67
------------------------------------------------------------------
WHERE TO FIND MORE INFORMATION                          BACK COVER

COLUMBIA CASH RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 42.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

THE FUND IS LISTED ON THE NATIONAL ASSOCIATION OF INSURANCE COMMISSIONERS' APPROVED LIST OF MONEY MARKET MUTUAL FUNDS.

FIRST-TIER SECURITIES

A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN A RATING IN THE HIGHEST CREDIT RATING CATEGORY BY A NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATION (NRSRO) OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. These securities include primarily:

  - commercial paper

  - bank obligations

  - short-term debt securities, including instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or instruments backed by, the securities and other assets owned by these issuers

  - short-term taxable municipal securities

  - repurchase agreements secured by first-tier securities, U.S. government obligations or U.S. Treasury obligations

The Fund may also invest in other money market funds, consistent with its investment objective and strategies. When the portfolio management team believes market conditions warrant, the Fund may invest more than 25% of its assets in U.S. dollar denominated bank obligations, including obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------






 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia Cash Reserves has the following risks:

      - INVESTMENT STRATEGY RISK -- Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

SINCE SERVICE CLASS SHARES OF THE FUND DID NOT HAVE ANY ASSETS AS OF DECEMBER 31, 2004, THE RETURNS SHOWN ARE FOR A CLASS NOT OFFERED IN THIS PROSPECTUS. THE CLASS B SHARES HAVE SIMILAR ANNUAL RETURNS BECAUSE THE SHARES ARE INVESTED IN THE SAME PORTFOLIO OF SECURITIES AND DIFFER ONLY TO THE EXTENT THAT THE CLASSES DO NOT HAVE THE SAME EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.353.0828 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.345.6611 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Class B shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               2000     2001     2002     2003     2004
               ----     ----     ----     ----     ----
               5.31%    3.08%    0.70%    0.25%    0.37%



              *Year-to-date return as of June 30, 2005: 0.73%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 3RD QUARTER 2000:          1.38%
         WORST: 2ND QUARTER 2004:         0.06%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                                              LIFE OF
                                                           1 YEAR   5 YEARS    FUND*
         CLASS B SHARES                                    0.37%     1.92%     2.04%




      *THE INCEPTION DATE OF CLASS B SHARES IS OCTOBER 4, 1999.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Service Class Shares can be found in the section ADDITIONAL
                   HYPOTHETICAL FEES AND EXPENSE INFORMATION following the FINANCIAL HIGHLIGHTS.

         SHAREHOLDER FEES                                            Service Class
         (Fees paid directly from your investment)                      Shares
         Maximum sales charge (load) imposed on purchases                 N/A



         Maximum deferred sales charge (load)                             N/A



         ANNUAL FUND OPERATING EXPENSES(1)
         (Expenses that are deducted from the Fund's assets)



         Management fees(2)                                              0.25%



         Distribution (12b-1) and shareholder servicing fees             0.80%



         Other expenses                                                  0.02%
                                                                          --------



         Total annual Fund operating expenses                            1.07%



         Fee waivers and/or reimbursements                              (0.07)%
                                                                          --------



         Total net expenses(3)                                           1.00%
                                                                          ========

      (1)The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (2)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Service Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         SERVICE CLASS SHARES                    $102     $333      $583      $1,299

COLUMBIA MONEY MARKET RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 42.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

THE FUND IS LISTED ON THE NATIONAL ASSOCIATION OF INSURANCE COMMISSIONERS' APPROVED LIST OF MONEY MARKET MUTUAL FUNDS.

FIRST-TIER SECURITIES

A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN A RATING IN THE HIGHEST CREDIT RATING CATEGORY BY AN NRSRO OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. These securities include primarily:

  - commercial paper

  - bank obligations

  - short-term debt securities, including instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or instruments backed by, the securities and other assets owned by these issuers

  - short-term taxable municipal securities

  - repurchase agreements secured by first-tier securities, U.S. government obligations or U.S. Treasury obligations

The Fund may also invest in other money market funds, consistent with its investment objective and strategies. When the portfolio management team believes market conditions warrant, the Fund may invest more than 25% of its assets in U.S. dollar denominated bank obligations, including obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------






 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia Money Market Reserves has the following risks:

      - INVESTMENT STRATEGY RISK -- Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.353.0828 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.345.6611 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Service Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               2000     2001     2002     2003     2004
               ----     ----     ----     ----     ----
               5.41%    3.11%    0.72%    0.25%    0.50%



              *Year-to-date return as of June 30, 2005: 0.87%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 3RD QUARTER 2000:          1.40%
         WORST: 2ND QUARTER 2004:         0.06%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                                              LIFE OF
                                                           1 YEAR   5 YEARS    FUND*
         SERVICE CLASS SHARES                              0.50%     1.98%     2.24%




      *THE INCEPTION DATE OF SERVICE CLASS SHARES IS MAY 18, 1999.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Service Class Shares can be found in the section ADDITIONAL
                   HYPOTHETICAL FEES AND EXPENSE INFORMATION following the FINANCIAL HIGHLIGHTS.

         SHAREHOLDER FEES                                            Service Class
         (Fees paid directly from your investment)                      Shares
         Maximum sales charge (load) imposed on purchases                 N/A



         Maximum deferred sales charge (load)                             N/A



         ANNUAL FUND OPERATING EXPENSES(1)
         (Expenses that are deducted from the Fund's assets)



         Management fees(2)                                              0.25%



         Distribution (12b-1) and shareholder servicing fees             0.80%



         Other expenses                                                  0.02%
                                                                          --------



         Total annual Fund operating expenses                            1.07%



         Fee waivers and/or reimbursements                              (0.07)%
                                                                          --------



         Total net expenses(3)                                           1.00%
                                                                          ========

      (1)The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (2)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that these limitations will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitations in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Service Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         SERVICE CLASS SHARES                    $102     $333      $583      $1,299

COLUMBIA TREASURY RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 42.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

THE FUND IS LISTED ON THE NATIONAL ASSOCIATION OF INSURANCE COMMISSIONERS' APPROVED LIST OF MONEY MARKET MUTUAL FUNDS.

FIRST-TIER SECURITIES

A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN A RATING IN THE HIGHEST CREDIT RATING CATEGORY BY AN NRSRO OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less. Under normal circumstances, the Fund will invest at least 80% of its assets in U.S. Treasury obligations, and repurchase agreements secured by U.S. Treasury obligations.

THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. These securities include primarily:

  - U.S. Treasury obligations

  - repurchase agreements and reverse repurchase agreements secured by U.S. Treasury obligations and U.S. government obligations

  - obligations whose principal and interest are backed by the U.S. government

The Fund may invest in other money market funds that invest in these instruments, consistent with its investment objective and strategies.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------






 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia Treasury Reserves has the following risks:

      - INVESTMENT STRATEGY RISK -- Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      - TAX CONSIDERATIONS -- The distributions paid by the Fund generally come from interest on U.S. government and U.S. Treasury obligations, which may be free from state income tax, but will be subject to federal income tax and may be subject to other state and local taxes. Any portion of a distribution that comes from income paid on other kinds of securities or from realized capital gains generally is subject to federal, state and local taxes. You should consult with your own tax adviser to determine the tax consequences to you of investing in the Fund.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

SINCE SERVICE CLASS SHARES OF THE FUND DID NOT HAVE ANY ASSETS AS OF DECEMBER 31, 2004, THE RETURNS SHOWN ARE FOR A CLASS NOT OFFERED IN THIS PROSPECTUS. THE CLASS B SHARES HAVE SIMILAR ANNUAL RETURNS BECAUSE THE SHARES ARE INVESTED IN THE SAME PORTFOLIO OF SECURITIES AND DIFFER ONLY TO THE EXTENT THAT THE CLASSES DO NOT HAVE THE SAME EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.353.0828 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.345.6611 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Class B shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               2000     2001     2002     2003     2004
               ----     ----     ----     ----     ----
               5.04%    2.85%    0.61%    0.25%    0.33%



              *Year-to-date return as of June 30, 2005: 0.63%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 4TH QUARTER 2000:          1.33%
         WORST: 3RD QUARTER 2004:         0.06%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                                              LIFE OF
                                                           1 YEAR   5 YEARS    FUND*
         CLASS B SHARES                                    0.33%    1.80%     1.89%

      *THE INCEPTION DATE OF CLASS B SHARES IS OCTOBER 15, 1999.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Service Class Shares can be found in the section ADDITIONAL
                   HYPOTHETICAL FEES AND EXPENSE INFORMATION following the FINANCIAL HIGHLIGHTS.

         SHAREHOLDER FEES                                            Service Class
         (Fees paid directly from your investment)                      Shares
         Maximum sales charge (load) imposed on purchases                 N/A



         Maximum deferred sales charge (load)                             N/A



         ANNUAL FUND OPERATING EXPENSES(1)
         (Expenses that are deducted from the Fund's assets)



         Management fees(2)                                              0.25%



         Distribution (12b-1) and shareholder servicing fees             0.80%



         Other expenses                                                  0.02%
                                                                          --------



         Total annual Fund operating expenses                            1.07%



         Fee waivers and/or reimbursements                              (0.07)%
                                                                          --------



         Total net expenses(3)                                           1.00%
                                                                          ========

      (1)The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (2)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Service Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         SERVICE CLASS SHARES                    $102     $333      $583      $1,299

COLUMBIA GOVERNMENT RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 42.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

THE FUND IS LISTED ON THE NATIONAL ASSOCIATION OF INSURANCE COMMISSIONERS' APPROVED LIST OF MONEY MARKET MUTUAL FUNDS.

FIRST-TIER SECURITIES

A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN A RATING IN THE HIGHEST CREDIT RATING CATEGORY BY AN NRSRO OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less. Under normal circumstances, the Fund will invest at least 80% of its assets in U.S.
                   government obligations.

THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. These securities include primarily U.S. government obligations and U.S. Treasury obligations, the interest on which is generally free from state income tax.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------






 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia Government Reserves has the following risks:

      - INVESTMENT STRATEGY RISK -- Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      - TAX CONSIDERATIONS -- The distributions paid by the Fund generally come from interest on U.S. government and U.S. Treasury obligations, which may be free from state income tax, but will be subject to federal income tax and may be subject to other state and local taxes. Any portion of a distribution that comes from income paid on other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes. You should consult with your own tax adviser to determine the tax consequences to you of investing in the Fund.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

SINCE SERVICE CLASS SHARES OF THE FUND DID NOT HAVE ANY ASSETS AS OF DECEMBER 31, 2004, THE RETURNS SHOWN ARE FOR A CLASS NOT OFFERED IN THIS PROSPECTUS. THE CLASS B SHARES HAVE SIMILAR ANNUAL RETURNS BECAUSE THE SHARES ARE INVESTED IN THE SAME PORTFOLIO OF SECURITIES AND DIFFER ONLY TO THE EXTENT THAT THE CLASSES DO NOT HAVE THE SAME EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.353.0828 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.345.6611 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Class B shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               2000     2001     2002     2003     2004
               ----     ----     ----     ----     ----
               5.17%    2.93%    0.56%    0.25%    0.35%



              *Year-to-date return as of June 30, 2005: 0.68%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 4TH QUARTER 2000:                1.34%
         WORST: 2ND QUARTER 2004:               0.06%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                                             LIFE OF
                                                          1 YEAR   5 YEARS    FUND*
         CLASS B SHARES                                   0.35%     1.83%     1.92%

      *THE INCEPTION DATE OF CLASS B SHARES IS NOVEMBER 2, 1999.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Service Class Shares can be found in the section ADDITIONAL
                   HYPOTHETICAL FEES AND EXPENSE INFORMATION following the FINANCIAL HIGHLIGHTS.

         SHAREHOLDER FEES                                            Service Class
         (Fees paid directly from your investment)                      Shares
         Maximum sales charge (load) imposed on purchases                 N/A



         Maximum deferred sales charge (load)                             N/A



         ANNUAL FUND OPERATING EXPENSES(1)
         (Expenses that are deducted from the Fund's assets)



         Management fees(2)                                              0.25%



         Distribution (12b-1) and shareholder servicing fees             0.80%



         Other expenses                                                  0.02%
                                                                          --------



         Total annual Fund operating expenses                            1.07%



         Fee waivers and/or reimbursements                              (0.07)%
                                                                          --------



         Total net expenses(3)                                           1.00%
                                                                          ========

      (1)The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (2)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Service Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         SERVICE CLASS SHARES                    $102     $333      $583      $1,299

COLUMBIA MUNICIPAL RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 42.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

FIRST-TIER SECURITIES

A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN A RATING IN THE HIGHEST CREDIT RATING CATEGORY BY AN NRSRO OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from federal income taxes.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. Under normal circumstances, the Fund will invest at least 80% of its assets in securities that pay interest exempt from federal income tax, other than the federal alternative minimum tax. The Fund invests in municipal securities that, at the time of investment, are considered by the portfolio management team to have minimal credit risk and to be of high quality.

The Fund may invest all or any portion of its assets in municipal securities that finance private projects, called private activity bonds.

The Fund may also invest in instruments issued by certain trusts or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issuance of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------






 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia Municipal Reserves has the following risks:

      - INVESTMENT STRATEGY RISK -- Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      - HOLDING CASH -- The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the portfolio management team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.

      - TAX CONSIDERATIONS -- The distributions paid by the Fund generally come from interest on municipal obligations, which, in turn, generally are free from federal income tax, but may be subject to the federal alternative minimum tax and state, local and other taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains generally is subject to federal, state, local and other taxes. Shares of Columbia Municipal Reserves would not be suitable investments for tax-advantaged accounts or tax-exempt investors. We generally rely on opinions of the issuer's bond counsel that interest on a bond will be exempt from applicable taxes. Tax authorities are paying increased attention to whether such interest is exempt, and we can't assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

SINCE SERVICE CLASS SHARES OF THE FUND DID NOT HAVE ANY ASSETS AS OF DECEMBER 31, 2004, THE RETURNS SHOWN ARE FOR A CLASS NOT OFFERED IN THIS PROSPECTUS. THE CLASS B SHARES HAVE SIMILAR ANNUAL RETURNS BECAUSE THE SHARES ARE INVESTED IN THE SAME PORTFOLIO OF SECURITIES AND DIFFER ONLY TO THE EXTENT THAT THE CLASSES DO NOT HAVE THE SAME EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.353.0828 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.345.6611 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Class B shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               2000     2001     2002     2003     2004
               ----     ----     ----     ----     ----
               2.90%    1.56%    0.51%    0.22%    0.21%



              *Year-to-date return as of June 30, 2005: 0.44%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 4TH QUARTER 2000:             0.78%
         WORST: 2ND QUARTER 2004:            0.04%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                                              LIFE OF
                                                           1 YEAR   5 YEARS    FUND*
         CLASS B SHARES                                    0.21%     1.07%    1.08%

      *THE INCEPTION DATE OF CLASS B SHARES IS DECEMBER 27, 1999.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Service Class Shares can be found in the section ADDITIONAL
                   HYPOTHETICAL FEES AND EXPENSE INFORMATION following the FINANCIAL HIGHLIGHTS.

         SHAREHOLDER FEES                                            Service Class
         (Fees paid directly from your investment)                      Shares
         Maximum sales charge (load) imposed on purchases                 N/A



         Maximum deferred sales charge (load)                             N/A



         ANNUAL FUND OPERATING EXPENSES(1)
         (Expenses that are deducted from the Fund's assets)



         Management fees(2)                                               0.25%



         Distribution (12b-1) and shareholder servicing fees              0.80%



         Other expenses                                                   0.03%
                                                                           -------



         Total annual Fund operating expenses                             1.08%



         Fee waivers and/or reimbursements                               (0.08)%
                                                                           -------



         Total net expenses(3)                                            1.00%
                                                                           =======

      (1)The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (2)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Service Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         SERVICE CLASS SHARES                    $102     $336      $588      $1,310

COLUMBIA TAX-EXEMPT RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 42.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

FIRST-TIER SECURITIES

A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN A RATING IN THE HIGHEST CREDIT RATING CATEGORY BY AN NRSRO OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from federal income taxes.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. The Fund normally invests all of its assets in municipal securities which pay interest that is free from federal income and alternative minimum taxes. The Fund invests in municipal securities that, at the time of investment, are considered by the portfolio management team to have minimal credit risk and to be of high quality.

The Fund may also invest in instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issuance of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------




 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia Tax-Exempt Reserves has the following risks:

      - INVESTMENT STRATEGY RISK -- Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      - HOLDING CASH -- The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the portfolio management team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.

      - TAX CONSIDERATIONS -- The distributions paid by the Fund generally come from interest on municipal obligations, which, in turn, generally are free from federal income and alternative minimum taxes, but may be subject to state, local and other taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains generally is subject to federal, state and local taxes. Shares of Columbia Tax-Exempt Reserves would not be suitable investments for tax-advantaged accounts or tax-exempt investors. We generally rely on opinions of the issuer's bond counsel that interest on a bond will be exempt from applicable taxes. Tax authorities are paying increased attention to whether such interest is exempt, and we can't assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

SINCE SERVICE CLASS SHARES OF THE FUND DID NOT HAVE ANY ASSETS AS OF DECEMBER 31, 2004, THE RETURNS SHOWN ARE FOR A CLASS NOT OFFERED IN THIS PROSPECTUS. THE DAILY CLASS SHARES HAVE SIMILAR ANNUAL RETURNS BECAUSE THE SHARES ARE INVESTED IN THE SAME PORTFOLIO OF SECURITIES AND DIFFER ONLY TO THE EXTENT THAT THE CLASSES DO NOT HAVE THE SAME EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.353.0828 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.345.6611 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Daily Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               1996     1997     1998     1999     2000     2001     2002     2003     2004
               ----     ----     ----     ----     ----     ----     ----     ----     ----
               2.72%    2.97%    2.77%    2.58%    3.42%    2.06%    0.70%    0.33%    0.43%



              *Year-to-date return as of June 30, 2005: 0.67%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 4TH QUARTER 2000:                  0.91%
         WORST: 1ST QUARTER 2004:                 0.05%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                                              LIFE OF
                                                           1 YEAR   5 YEARS    FUND*
         DAILY SHARES                                      0.43%     1.38%     2.11%

      *THE INCEPTION DATE OF DAILY CLASS SHARES IS FEBRUARY 10, 1995.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Service Class Shares can be found in the section ADDITIONAL
                   HYPOTHETICAL FEES AND EXPENSE INFORMATION following the FINANCIAL HIGHLIGHTS.

         SHAREHOLDER FEES                                            Service Class
         (Fees paid directly from your investment)                      Shares
         Maximum sales charge (load) imposed on purchases                 N/A



         Maximum deferred sales charge (load)                             N/A



         ANNUAL FUND OPERATING EXPENSES(1)
         (Expenses that are deducted from the Fund's assets)



         Management fees(2)                                              0.25%



         Distribution (12b-1) and shareholder servicing fees             0.80%



         Other expenses                                                  0.03%
                                                                          --------



         Total annual Fund operating expenses                            1.08%



         Fee waivers and/or reimbursements                              (0.08)%
                                                                          --------



         Total net expenses(3)                                           1.00%
                                                                          ========

      (1)The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (2)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Service Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         SERVICE CLASS SHARES                    $102     $336      $588      $1,310

COLUMBIA CALIFORNIA TAX-EXEMPT RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 42.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from California state individual income tax and federal income taxes.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

Under normal circumstances, the Fund will invest at least 80% of its assets in securities that pay interest exempt from federal income tax and California state individual income tax. These securities are issued by or on behalf of the State of California, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers.

The Fund may invest up to 20% of its assets in municipal securities that finance private projects, called private activity bonds.

The Fund may also invest in instruments issued by certain trusts or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating local, national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issuance of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------






 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia California Tax-Exempt Reserves has the following risks:

      - INVESTMENT STRATEGY RISK -- This Fund is considered to be non-diversified because it invests most of its assets in securities that pay interest that is free from personal income tax in one state. The value of the Fund and the amount of interest it pays could be affected by the financial conditions of the state, and its local government and public authorities. Although the Fund tries to maintain a share price of $1.00, an investment in the Fund could lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      - HOLDING CASH -- The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the portfolio management team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.

      - TAX CONSIDERATIONS -- The distributions paid by the Fund generally come from interest on California municipal obligations, which, in turn, generally are free from federal income tax and California state individual income tax, but may be subject to alternative minimum taxes and other state and local taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains generally is subject to federal, state and local taxes. Shares of Columbia California Tax-Exempt Reserves would not be suitable investments for tax-advantaged accounts or tax-exempt investors. We generally rely on opinions of the issuer's bond counsel that interest on a bond will be exempt from applicable taxes. Tax authorities are paying increased attention to whether such interest is exempt, and we can't assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund.

      - STATE-SPECIFIC RISK -- State-specific risk is the chance that the Fund, because it invests primarily in securities issued by California and its municipalities, is more vulnerable to unfavorable developments in California than funds that invest in municipal bonds of many different states. The current finances of California and its municipalities have improved during fiscal year 2004-05, in part due to an improved economy and higher employment rates, which increased tax revenue. California remains the state with the lowest credit rating, however. The Governor's Budget for 2005-06 projects a $6 billion deficit due to structural spending imbalances. The Governor proposes to cut program spending and to shift responsibility for certain obligations to make up the shortfall, but as of June 15, the State Legislature had not approved a final budget for the 2005-06 fiscal year. It is unclear how the current economic conditions may affect the Fund. Adverse conditions affecting California generally could have an impact on the State and California municipal securities.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

SINCE SERVICE CLASS SHARES OF THE FUND DID NOT HAVE ANY ASSETS AS OF DECEMBER 31, 2004, THE RETURNS SHOWN ARE FOR A CLASS NOT OFFERED IN THIS PROSPECTUS. THE CLASS B SHARES HAVE SIMILAR ANNUAL RETURNS BECAUSE THE SHARES ARE INVESTED IN THE SAME PORTFOLIO OF SECURITIES AND DIFFER ONLY TO THE EXTENT THAT THE CLASSES DO NOT HAVE THE SAME EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.353.0828 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.345.6611 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Class B shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               2001     2002     2003     2004
               ----     ----     ----     ----
               0.72%    0.16%    0.22%    0.20%



              *Year-to-date return as of June 30, 2005: 0.42%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 2ND QUARTER 2001:                     0.36%
         WORST: 2ND QUARTER 2002:                    0.00%*

       AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                                            LIFE OF
                                                                   1 YEAR    FUND*
         CLASS B SHARES                                            0.20%    0.33%

      *THE INCEPTION DATE OF CLASS B SHARES IS DECEMBER 29, 2000, HOWEVER,
       DURING THE PERIOD REFLECTED IN CERTAIN DISCLOSURES THE FUND EXPERIENCED STATIC PERFORMANCE DUE TO NOMINAL ASSET LEVEL.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Service Class Shares can be found in the section ADDITIONAL
                   HYPOTHETICAL FEES AND EXPENSE INFORMATION following the FINANCIAL HIGHLIGHTS.

         SHAREHOLDER FEES                                            Service Class
         (Fees paid directly from your investment)                      Shares
         Maximum sales charge (load) imposed on purchases                 N/A



         Maximum deferred sales charge (load)                             N/A



         ANNUAL FUND OPERATING EXPENSES(1)
         (Expenses that are deducted from the Fund's assets)



         Management fees(2)                                               0.25%



         Distribution (12b-1) and shareholder servicing fees              0.80%



         Other expenses                                                   0.03%
                                                                           -------



         Total annual Fund operating expenses                             1.08%



         Fee waivers and/or reimbursements                               (0.08)%
                                                                           -------



         Total net expenses(3)                                            1.00%
                                                                           =======

      (1)The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (2)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Service Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         SERVICE CLASS SHARES                    $102     $336      $588      $1,310

COLUMBIA NEW YORK TAX-EXEMPT RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 42.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from New York state individual income tax and federal income taxes.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

Under normal circumstances, the Fund will invest at least 80% of its assets in securities that pay interest that is free from federal income tax and New York state individual income tax. These securities are issued by or on behalf of the State of New York, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers.

The Fund may invest up to 20% of its assets in municipal securities that finance private projects, called private activity bonds.

The Fund may also invest in instruments issued by certain trusts or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating local, national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issuance of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------




 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia New York Tax-Exempt Reserves has the following risks:

      - INVESTMENT STRATEGY RISK -- This Fund is considered to be non-diversified because it invests most of its assets in securities that pay interest that is free from personal income tax in one state. The value of the Fund and the amount of interest it pays could also be affected by the financial conditions of the state, its public authorities and local governments. Although the Fund tries to maintain a share price of $1.00, an investment in the Fund could lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      - HOLDING CASH -- The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the portfolio management team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.

      - TAX CONSIDERATIONS -- The distributions paid by the Fund generally come from interest on New York municipal obligations, which, in turn, generally are free from federal income tax and New York State and New York City individual income tax, but may be subject to alternative minimum taxes and other state and local taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains generally is subject to federal, state and local taxes. Shares of Columbia New York Tax-Exempt Reserves would not be a suitable investment for tax-advantaged accounts or tax-exempt investors. We generally rely on opinions of the issuer's bond counsel that interest on a bond will be exempt from applicable taxes. Tax authorities are paying increased attention to whether such interest is exempt, and we can't assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund.

      - STATE-SPECIFIC RISK -- State-specific risk is the chance that the Fund, because it invests primarily in securities issued by New York State, New York City and New York's other municipalities, is more vulnerable to unfavorable developments in New York than funds that invest in municipal bonds of many different states. Although New York's economy is diverse, with a comparatively large share of the nation's finance, insurance, transportation, communications and services employment and a very small share of the nation's farming and mining activity, adverse conditions affecting any one of these industries could have a negative impact on New York municipal securities. Travel and tourism also constitute an important part of the New York State and City economies. The September 11, 2001 terrorist attack on the World Trade Center in New York City has had and is likely to continue to have an adverse effect on all areas of the New York economy. In this regard, the long recovery from September 11th and the loss of momentum in the national recovery due to corporate governance scandals and international tensions resulted in a lengthening of the State's recession. In addition, State costs for employee pensions have increased dramatically, while costs associated with Medicaid, welfare and other entitlement programs have also risen, reflecting the impact of the national recession and jobless recovery that has followed.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

SINCE SERVICE CLASS SHARES OF THE FUND DID NOT HAVE ANY ASSETS AS OF DECEMBER 31, 2004, THE RETURNS SHOWN ARE FOR A CLASS NOT OFFERED IN THIS PROSPECTUS. THE TRUST CLASS SHARES HAVE SIMILAR RETURNS BECAUSE THE SHARES ARE INVESTED IN THE SAME PORTFOLIO OF SECURITIES AND DIFFER ONLY TO THE EXTENT THAT THE CLASSES DO NOT HAVE THE SAME EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.353.0828 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.345.6611 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Trust Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               2003     2004
               ----     ----
               0.84%    0.96%



              *Year-to-date return as of June 30, 2005: 0.92%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 4TH QUARTER 2004:           0.33%
         WORST: 3RD QUARTER 2003:          0.18%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                                            LIFE OF
                                                                   1 YEAR    FUND*
         TRUST CLASS SHARES                                        0.96%     0.98%




      *THE INCEPTION DATE OF TRUST CLASS SHARES IS FEBRUARY 15, 2002.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Service Class Shares can be found in the section ADDITIONAL
                   HYPOTHETICAL FEES AND EXPENSE INFORMATION following the FINANCIAL HIGHLIGHTS.

         SHAREHOLDER FEES                                            Service Class
         (Fees paid directly from your investment)                      Shares
         Maximum sales charge (load) imposed on purchases                 N/A



         Maximum deferred sales charge (load)                             N/A



         ANNUAL FUND OPERATING EXPENSES(1)
         (Expenses that are deducted from the Fund's assets)



         Management fees(2)                                              0.25%



         Distribution (12b-1) and shareholder servicing fees             0.80%



         Other expenses                                                  0.28%
                                                                          --------



         Total annual Fund operating expenses                            1.33%



         Fee waivers and/or reimbursements                              (0.33)%
                                                                          --------



         Total net expenses(3)                                           1.00%
                                                                          ========

      (1)The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (2)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Service Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         SERVICE CLASS SHARES                    $102     $389      $697      $1,573

Other important information
(LINE GRAPH GRAPHIC)

You'll find specific information about each Fund's investment objective, principal investment strategies and risks in the descriptions starting on page
4. The following are some other risks and information you should consider before you invest:

      - SPECIAL RULES FOR MONEY MARKET FUNDS -- Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Funds, like all money market funds:

         - may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less

         - must maintain an average dollar-weighted maturity of 90 days or less

         - may normally invest no more than 5% of their total assets in securities of the same issuer, other than U.S. government securities; however, they may invest up to 25% of their total assets in first-tier securities of a single issuer for up to three business days (except for Columbia California Tax-Exempt Reserves and Columbia New York Tax-Exempt Reserves)

         - may generally only invest in U.S. dollar denominated instruments that are determined to have minimal credit risk and are first-tier securities, except for Columbia California Tax-Exempt Reserves and Columbia New York Tax-Exempt Reserves, which also may invest in second-tier securities.

      - CHANGING INVESTMENT OBJECTIVES AND POLICIES -- The investment objective and certain investment policies of any Fund can be changed without shareholder approval. The 80% Policy of certain Funds may be changed without shareholder approval by giving the shareholder at least 60 days notice. The 80% Policy of certain other Funds and other investment policies of any Fund may be changed only with shareholder approval.

      - CHANGING TO A FEEDER FUND -- Unlike traditional mutual funds, which invest in individual securities, a "feeder fund" invests all of its assets in another fund, called a "master portfolio." Other feeder funds generally also invest in a master portfolio. The master portfolio invests in individual securities and has the same investment objective, investment strategies and principal risks as the feeder funds. This structure can help reduce a feeder fund's expenses because its assets are combined with those of other feeder funds. If a master portfolio doesn't attract other feeder funds, however, a feeder fund's expenses could be higher than those of a traditional mutual fund.



        Each Fund may become a feeder fund if the Board decides this would be in the best interest of shareholders. We don't require shareholder approval to make the change, but we'll notify you if it happens. If a

        Fund becomes a feeder fund, it will have the additional risks of investing in a master portfolio.

      - INVESTING DEFENSIVELY -- A Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. A Fund may not achieve its investment objective while it is investing defensively. Any cash a Fund holds for defensive or other reasons may not earn income.

      - BANK OF AMERICA AND ITS AFFILIATES -- Bank of America and its affiliates currently provide services to some or all of the Funds, including investment advisory, distribution, administration, shareholder servicing, sub-transfer agency and brokerage services, and are paid for providing these services. Bank of America and its affiliates also may, at times, provide other services and be compensated for them, including transfer agency, interfund lending and securities lending services, or make loans to the Funds. Finally, Bank of America or its affiliates may serve as counterparties in transactions with Columbia Funds where permitted by law or regulation, and may receive compensation in that capacity.

      - PORTFOLIO SECURITIES DISCLOSURE -- A description of Columbia Funds' policies and procedures with respect to the disclosure of portfolio securities is available in the Funds' SAI and on the Columbia Funds' website at www.columbiafunds.com under Fund Portfolio Data. In addition, a complete list of each Fund's portfolio holdings for each calendar month will be available upon request 5 business days following each month-end.

      - INFORMATION FOR FEDERALLY CHARTERED CREDIT UNIONS -- Shares of Columbia Treasury Reserves and Columbia Government Reserves are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration Rules and Regulations and the National Credit Union Administration Letter Number 155.

      - HOUSEHOLDING -- In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of a Fund's prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at 1.800.345.6611 or if your shares are held through a financial institution please contact them directly. We will begin sending your individual copies with the next scheduled mailing.

      - PORTFOLIO TRANSACTION COSTS -- Each Fund may incur significant transaction costs that are in addition to the total annual Fund operating expenses disclosed in the fee tables. These transaction costs are made up of all the costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of a Fund's transactions costs are not.

How the Funds are managed

(PEOPLE GRAPHIC)

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT ADVISORS, LLC

100 FEDERAL STREET
BOSTON, MA 02110

COLUMBIA MANAGEMENT GROUP (COLUMBIA MANAGEMENT) IS THE PRIMARY INVESTMENT MANAGEMENT DIVISION OF BANK OF AMERICA CORPORATION. THE ADVISER, COLUMBIA MANAGEMENT ADVISORS, LLC AND COLUMBIA WANGER ASSET MANAGEMENT, L.P. ARE COLUMBIA MANAGEMENT ENTITIES THAT FURNISH INVESTMENT MANAGEMENT SERVICES AND ADVISE INSTITUTIONAL AND MUTUAL FUND PORTFOLIOS.

--------------------------------------------------------------------------------


INVESTMENT ADVISER

The Adviser is the investment adviser to over 70 mutual fund portfolios in the Columbia Funds Family including the Money Market Funds described in this prospectus.

The Adviser is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes, including equity and fixed income securities, and money market instruments.

Currently managing more than $185 billion, the Adviser acts as investment manager for individuals, corporations, private investment companies and financial institutions. The Adviser uses a team approach to investment management. Each team has access to the latest technology and analytical resources.

Columbia Funds pays the Adviser an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly.

A discussion regarding the basis for the Board of Trustees approving the investment advisory agreement with the Adviser is available in the Funds' annual report to shareholders for the fiscal year ended March 31.

The Adviser has agreed to waive fees and/or reimburse expenses for certain Funds until July 31, 2006. You'll find a discussion of any waiver and/or reimbursement in the Fund descriptions. There is no assurance that the Adviser will continue to waive and/or reimburse any fees and/or expenses after this date.

The following chart shows the maximum advisory fees the Adviser can receive, along with the actual advisory fees the Adviser and/or an affiliate received during the Funds' last fiscal year, after waivers and/or reimbursements:

ANNUAL INVESTMENT ADVISORY FEE, AS A % OF AVERAGE DAILY NET ASSETS


                                                             MAXIMUM    ACTUAL FEE
                                                             ADVISORY    PAID LAST
                                                               FEE      FISCAL YEAR
  COLUMBIA CASH RESERVES                                      0.15%        0.12%



  COLUMBIA MONEY MARKET RESERVES                              0.15%        0.12%



  COLUMBIA TREASURY RESERVES                                  0.15%        0.12%



  COLUMBIA GOVERNMENT RESERVES                                0.15%        0.12%



  COLUMBIA MUNICIPAL RESERVES                                 0.15%        0.12%



  COLUMBIA TAX-EXEMPT RESERVES                                0.15%        0.12%



  COLUMBIA CALIFORNIA TAX-EXEMPT RESERVES                     0.15%        0.12%



  COLUMBIA NEW YORK TAX-EXEMPT RESERVES                       0.15%        0.15%

INVESTMENT SUB-ADVISER

Columbia Funds and the Adviser may engage one or more investment sub-advisers for each Fund to make day-to-day investment decisions for the Fund. The Adviser retains ultimate responsibility (subject to Board oversight) for overseeing the sub-advisers and evaluates the Funds' needs and available sub-advisers' skills and abilities on an ongoing basis. Based on its evaluations, the Adviser may at times recommend to the Board that a Fund:

  - change, add or terminate one or more sub-advisers;

  - continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or

  - materially change a sub-advisory agreement with a sub-adviser.

Applicable law requires a Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders' best interests. The Adviser and the Funds have applied for relief from the SEC to permit the Funds to act on many of the Adviser's recommendations with approval only by the Board and not by Fund shareholders. The Adviser or a Fund would inform the Fund's shareholders of any actions taken in reliance on this relief. Until the Adviser and the Funds obtain the relief, each Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

A discussion regarding the basis for the Board of Trustees approving the investment sub-advisory agreement with each sub-adviser is available in the Funds' annual report to shareholders for the fiscal year ended March 31.

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
DISTRIBUTORS, INC.

ONE FINANCIAL CENTER
BOSTON, MA 02111-2621

--------------------------------------------------------------------------------


OTHER SERVICE PROVIDERS

The Funds are distributed by Columbia Management Distributors, Inc. (Distributor), a registered broker/dealer. The Distributor may pay distribution (12b-1) and shareholder servicing fees and/or other compensation to companies for selling shares and providing services to investors.


--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
ADVISORS, LLC

100 FEDERAL STREET
BOSTON, MA 02110

--------------------------------------------------------------------------------


Columbia Management Advisors, LLC is the administrator of the Funds, and is responsible for overseeing the administrative operations of the Funds. The Funds pay Columbia Management Advisors, LLC a fee of 0.10% for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Funds, and is paid monthly.


--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
SERVICES, INC.

P.O. BOX 8081
BOSTON, MA 02266-8081

--------------------------------------------------------------------------------


Columbia Management Services, Inc., also known as Columbia Funds Services (Transfer Agent), is the transfer agent for the Funds' shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

ABOUT YOUR INVESTMENT
--------------------------------------------------------------------------------

Buying, selling and exchanging shares
(BUYING, SELLING, TRANSFERRING SHARES GRAPHIC)

--------------------------------------------------------------------------------

WHEN YOU SELL SHARES OF A MUTUAL FUND, THE FUND IS EFFECTIVELY "BUYING" THEM BACK FROM YOU. THIS IS CALLED A REDEMPTION.

--------------------------------------------------------------------------------


This prospectus offers Service Class Shares of the Funds. Here are some general rules about this class of shares:

  - Service Class Shares are available through certain financial institutions and intermediaries for their own accounts, and for certain client accounts for which they may provide automated cash management or other similar services (Cash Management Services). This share class is primarily intended for use in connection with specific Cash Management Services programs. This class of shares may be offered by:

    - Bank of America and certain of its affiliates

    - certain other financial intermediaries.

  - The minimum initial investment is $1,000. There is no minimum for additional investments.

  - The minimum initial investment is $50 using the Systematic Investment Plan. The minimum for additional investments under this plan is $50.

  - There are no sales charges for buying, selling or exchanging these shares.

  - Please contact your investment professional for more information about the availability of this share class.

You'll find more information about buying, selling and exchanging Service Class Shares on the pages that follow. You should also ask your financial institution or intermediary about its limits, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related services and programs.

The Funds also offer other classes of shares, with different features and expense levels, which you may be eligible to buy. If you have questions about buying, selling or exchanging, or you need help placing an order, please call us at 1.800.353.0828 if you're an institutional investor, or 1.800.345.6611 if you're an individual investor. You can also contact your investment professional.

Federal law requires the Funds to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Funds may need to delay the date of your purchase or may be unable to open your account which may result in a return of your investment monies. In addition, if the Funds are unable to verify your identity after your account is open, the Funds reserve the right to close your account or take other steps as deemed reasonable. The Funds shall not be held liable for any loss resulting from any purchase delay, application rejection, or account closure due to a failure to provide proper identifying information.

                   Ways to buy, sell
                      or exchange        How much you can buy, sell or exchange              Other things to know
                  -------------------    ---------------------------------------    ---------------------------------------
Buying shares     In a lump sum          minimum initial investment:                There is no limit to the amount you can
                                         - $1,000                                   invest in Service Class Shares.
                                         minimum additional investment:
                                         - none

                  Using our              minimum initial investment:                You can buy shares any day of the month
                  Systematic             - $50                                      on a monthly or quarterly basis.
                  Investment Plan        minimum additional investment:
                                         - $50

Selling shares    In a lump sum          - shares sold by telephone are limited     A Fund will generally send proceeds
                                         to $100,000 in a 30-day period             from the sale to you as soon as
                                         - restrictions may apply to withdrawals    practicable following the determination
                                         from retirement plan accounts              of the Fund's net asset value
                                                                                    applicable to your order. However, if
                                                                                    you purchased your shares by check, a
                                                                                    Fund may delay sending the proceeds
                                                                                    from the sale of your shares for up to
                                                                                    15 days after your purchase to protect
                                                                                    against checks that are returned.

                  Using our free         - minimum $250 per check                   You can write checks for free. You can
                  checkwriting                                                      only use checks to make partial
                  service                                                           withdrawals from a Fund. You can't use
                                                                                    a check to make a full withdrawal from
                                                                                    a Fund.
                  Using our Automatic    - no minimum per withdrawal                Your account balance must be at least
                  Withdrawal Plan        - $5,000 requirement waived for certain    $5,000 to set up the plan. You can make
                                         fee based accounts                         withdrawals any day of the month on a
                                                                                    monthly, quarterly or semi-annual
                                                                                    basis. We'll send your money by check
                                                                                    or deposit it directly to your bank
                                                                                    account.

Exchanging        In a lump sum          - new account minimums apply to            You can generally exchange Service
  shares                                   exchanges                                Class shares of a Fund for Service
                                                                                    Class Shares of any other Fund
                                                                                    distributed by the Distributor. Some
                                                                                    exceptions apply.

--------------------------------------------------------------------------------

A BUSINESS DAY IS ANY DAY THAT THE FEDERAL RESERVE BANK OF NEW YORK AND THE NEW YORK STOCK EXCHANGE (NYSE) ARE OPEN. THE MONEY MARKET FUNDS RESERVE THE RIGHT TO CLOSE EARLY ON BUSINESS DAYS PRECEDING OR FOLLOWING NATIONAL HOLIDAYS, IF THE PRIMARY GOVERNMENT SECURITIES DEALERS HAVE CLOSED EARLY AND/OR IF THE BOND MARKET ASSOCIATION RECOMMENDS THAT THE SECURITIES MARKETS CLOSE EARLY.

IN ADDITION TO WEEKENDS, EITHER THE FEDERAL RESERVE BANK OF NEW YORK OR THE NYSE IS CLOSED ON THE FOLLOWING NATIONAL HOLIDAYS: NEW YEAR'S DAY, MARTIN LUTHER KING, JR. DAY, PRESIDENTS' DAY, GOOD FRIDAY, MEMORIAL DAY, INDEPENDENCE DAY, LABOR DAY, COLUMBUS DAY, VETERANS DAY, THANKSGIVING DAY AND CHRISTMAS DAY.

--------------------------------------------------------------------------------


HOW SHARES ARE PRICED

All transactions are based on the price of a Fund's shares -- or its net asset value per share. We calculate net asset value per share at the following times (unless the Fund closes early):

  - 9:45 a.m., 11:00 a.m., 2:30 p.m. and 5:00 p.m. Eastern time each business day for each share class of Columbia Cash Reserves, Columbia Money Market Reserves and Columbia Treasury Reserves

  - 9:45 a.m., 11:00 a.m. and 2:30 p.m. Eastern time each business day for each share class of Columbia Government Reserves

  - 12:00 noon Eastern time each business day for each share class of Columbia Municipal Reserves and Columbia Tax-Exempt Reserves

  - 11:30 a.m. Eastern time each business day for each share class of Columbia California Tax-Exempt Reserves and class of Columbia New York Tax-Exempt Reserves

First, we calculate the net asset value for each class of a Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.

Although we try to maintain a net asset value per share of $1.00 for the Funds, we can't guarantee that we will be able to do so.

VALUING SECURITIES IN A FUND

The value of a Fund's assets is based on the total market value of all of the securities it holds. We use the amortized cost method, which approximates market value, to value the assets in the Money Market Funds.

HOW ORDERS ARE PROCESSED

Orders to buy, sell or exchange shares are processed on business days. Orders to buy, sell or exchange shares may be delivered to the Transfer Agent by phone, in writing, or through the internet. For more information on account and trading restrictions and special sign-up procedures for internet transactions, please call us at 800-353-0828 for institutional investors or 800-345-6611 for individual investors. The Transfer Agent has procedures in place to authenticate electronic instructions. You will be asked to accept the terms of an online agreement(s) and utilize a password for internet services. Orders received in good order by the Fund, Distributor, Transfer Agent or their agents by the following times on a business day (unless the Fund closes early) will be processed as follows:

  - If your order for Columbia Cash Reserves, Columbia Money Market Reserves or Columbia Treasury Reserves is received in good form by the Transfer Agent by 5:00 p.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you'll receive that day's dividends). If your order is received in good form by the Transfer Agent after 5:00 p.m. Eastern time, you will receive the next net asset value per share determined on the following business day (and in the case of purchases you'll begin receiving dividends the next day).

  - If your order for Columbia Government Reserves is received in good form by the Transfer Agent by 2:30 p.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you'll receive that day's dividends). If your order is received in good form by the Transfer Agent after 2:30 p.m. you will receive the next net asset value per share determined on the following business day (and in the case of purchases you'll begin receiving dividends the next day).

  - If your order for Columbia Municipal Reserves or Columbia Tax-Exempt Reserves is received in good form by the Transfer Agent by 12:00 noon p.m. Eastern time, you will receive that day's net asset value per share. If your order is received in good form by the Transfer Agent after 12:00 p.m. Eastern time, you will receive the net asset value per share determined on the following business day (and in the case of purchases you'll begin receiving dividends the next day).

  - If your order for Columbia California Tax-Exempt Reserves or Columbia New York Tax-Exempt Reserves is received in good form by the Transfer Agent by 11:30 a.m. Eastern time, you will receive that day's net asset value per share. If your order is received in good form by the Transfer Agent after 11:30 a.m. Eastern time, you will receive the net asset value per share determined on the following business day (and in the case of purchases you'll begin receiving dividends the next day).

Investors are encouraged to place orders to sell as early in the day as possible. The business day that applies to an order is also called the trade date. We may refuse any order to buy or exchange shares. If this happens, we'll return any money we've received.

TELEPHONE ORDERS
You can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of our account application and send it to us.

Here's how telephone orders work:

  - If you sign up for telephone orders after you open your account, you must have your signature Medallion Guaranteed.

  - Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order.

  - We'll take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. If we and our service providers don't take these steps, we may be liable for any losses from unauthorized or fraudulent instructions.

  - Telephone orders may be difficult to complete during periods of significant economic or market change.

--------------------------------------------------------------------------------

THE NET ASSET VALUE PER SHARE IS THE PRICE OF A SHARE CALCULATED BY A FUND EVERY BUSINESS DAY.

--------------------------------------------------------------------------------


(BUYING SHARES     BUYING SHARES
  GRAPHIC)

      Here are some general rules for buying shares:

        - You buy Service Class Shares at net asset value per share.

        - We must receive payment by the close of the Federal Reserve wire transfer system (typically 6 p.m. Eastern time) on the business day the Fund, Distributor, Transfer Agent or their agents receive the order (unless the Fund closes early).
             If we receive payment after this time, we'll refuse the order. We'll return any payment received for orders that we refuse. We can change this time under certain circumstances, for example, when there's more wiring activity than normal.

        - Financial institutions and intermediaries are responsible for sending orders to us and for ensuring that we receive your money on time.

        - Shares purchased are recorded on the books of the Fund. We don't issue certificates.

SYSTEMATIC INVESTMENT PLAN
You can make regular purchases of $50 or more using automatic transfers from your bank account to the Funds you choose. You can contact your financial adviser or us to set up the plan.

Here's how the plan works:

  - You can buy shares any day of the month on a monthly, quarterly or semi-annual basis.

  - Some exceptions may apply to employees of Bank of America and its affiliates. For details, please contact your financial adviser.

--------------------------------------------------------------------------------

"GOOD FORM" MEANS THAT THE MONEY USED TO PURCHASE YOUR SHARES IS FULLY COLLECTED. WHEN SELLING SHARES BY LETTER OF INSTRUCTION, "GOOD FORM" ALSO MEANS
(I) YOUR LETTER HAS COMPLETE INSTRUCTIONS, THE PROPER SIGNATURES AND MEDALLION SIGNATURE GUARANTEES IF NECESSARY AND (II) ANY OTHER REQUIRED DOCUMENTS ARE ATTACHED. SIGNATURES MUST BE GUARANTEED BY EITHER A BANK, A MEMBER FIRM OF A NATIONAL STOCK EXCHANGE OR ANOTHER ELIGIBLE GUARANTOR THAT PARTICIPATES IN THE MEDALLION SIGNATURE GUARANTEE PROGRAM FOR REDEMPTIONS OVER $100,000, ALTERNATE PAYEE OR MAILING INSTRUCTIONS. FOR ADDITIONAL DOCUMENTS REQUIRED FOR SALES BY CORPORATIONS, AGENTS FIDUCIARIES, SURVIVING JOINT OWNERS AND OTHER LEGAL ENTITIES PLEASE CALL 1.800.353.0828 (INSTITUTIONAL INVESTORS) OR 1.800.345.6611 (INDIVIDUAL INVESTORS). NO INTEREST WILL BE PAID ON UNCASHED REDEMPTION CHECKS.







 FOR MORE INFORMATION ABOUT TELEPHONE ORDERS, SEE HOW ORDERS ARE PROCESSED.

--------------------------------------------------------------------------------



(SELLING SHARES    SELLING SHARES
  GRAPHIC)

      Here are some general rules for selling shares:

        - We normally send the sale proceeds by Fedwire as soon as practicable following the determination time applicable to your order. For more information please refer to How orders are processed or contact the Transfer Agent.

        - You can sell up to $100,000 of shares by telephone to the address of record or via ACH to your bank in a 30-day period if you qualify for telephone orders.

        - If you paid for your shares with a check that wasn't certified, we'll hold the sale proceeds when you sell those shares for at least 15 days after the trade date of the purchase.

        - Financial institutions and intermediaries are responsible for sending orders to us and for depositing the sale proceeds to your account on time.

        - Under certain circumstances allowed under the 1940 Act, we can pay you in securities or other property when you sell your shares (except shares of Columbia Treasury Reserves).

        - We can delay payment of the sale proceeds of Columbia Cash Reserves, Columbia Money Market Reserves, Columbia Treasury Reserves or Columbia Government Reserves for one day, or longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Banks or under the extraordinary circumstances described in Section 22(e) of the 1940 Act. Generally, those extraordinary circumstances are when: (i) the NYSE is closed or trading is restricted, (ii) an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of the Fund's net assets not reasonably practicable, or (iii) the SEC by order permits the suspension of the right of redemption for the protection of investors.

        - We can delay payment of the sale proceeds of Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Nations California Tax-Exempt Reserves or Columbia New York Tax-Exempt Reserves for up to seven days.

        - Other restrictions may apply to retirement plan accounts. For more information about these restrictions, please contact your retirement plan administrator.

      We may sell your shares:

        - if the value of your account falls below $1,000 (other than as a result of depreciation in share value), or your account may be subject to an annual fee of $10. The Transfer Agent will send you written notification of such action and provide details on how you can add money to your account to avoid this penalty

        - if a financial institution or intermediary tells us to sell your shares under arrangements made with you
        - under certain other circumstances allowed under the 1940 Act

CHECKWRITING SERVICE
You can withdraw money from the Funds using our free checkwriting service. You can contact your financial adviser or us to set up the service.

Here's how the service works:

  - Each check you write must be for $250 and no more than $100,000.

  - You can only use checks to make partial withdrawals. You can't use a check to make a full withdrawal of the shares you hold in a Fund.

  - Shares you sell by writing a check are eligible to receive distributions up to the day our custodian receives the check for payment.

  - We can change or cancel the service by giving you 30 days notice in writing.

AUTOMATIC WITHDRAWAL PLAN
The Automatic Withdrawal Plan lets you withdraw funds any day of the month on a monthly, quarterly or semi-annual basis. You can contact your financial adviser or us to set up the plan.

Here's how the plan works:

  - Your account balance must be at least $5,000 to set up the plan. Certain fee-based accounts are not subject to the $5,000 requirement.

  - If you set up the plan after you've opened your account, your signature must be Medallion Guaranteed.

  - We'll send you a check or deposit the money directly to your bank account.

  - You can cancel the plan by giving your financial adviser or us 30 days notice in writing.

It's important to remember that if you withdraw more than your investment in the Fund is earning, you'll eventually use up your original investment.

--------------------------------------------------------------------------------

YOU SHOULD MAKE SURE YOU UNDERSTAND THE INVESTMENT OBJECTIVE AND POLICIES OF THE FUND YOU'RE EXCHANGING INTO. PLEASE READ ITS PROSPECTUS CAREFULLY.

--------------------------------------------------------------------------------



(EXCHANGING SHARES GRAPHIC)    EXCHANGING SHARES

      You can generally sell shares of a Fund to buy shares of another Fund distributed by the Distributor. This is called an exchange. You might want to do this if your investment goals or tolerance for risk change.

      Here's how exchanges work:

        - You can generally exchange Service Class Shares of a Fund for Service Class Shares of any other Fund distributed by the Distributor. Some exceptions apply.

        - The rules for buying shares of a Fund, including any minimum investment requirements, apply to exchanges into that Fund.

        - You may only make exchanges into a Fund that is legally sold in your state of residence.

        - You generally may only make an exchange into a Fund that is accepting investments.

        - A sales charge may apply when exchanging from a Money Market Fund to a Fund with a front-end sales charge.

        - We may limit the number of exchanges you can make within a specified period of time.

        - We may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

        - You cannot exchange any shares you own in certificate form until the Transfer Agent has received the certificate and deposited the shares to your account.

How selling and servicing agents are paid
[PERCENT GRAPHIC]

--------------------------------------------------------------------------------

THE FINANCIAL INSTITUTION OR INTERMEDIARY THAT BUYS SHARES FOR YOU IS ALSO SOMETIMES REFERRED TO AS A SELLING AGENT.

THE DISTRIBUTION FEE IS OFTEN REFERRED TO AS A "12B-1" FEE BECAUSE IT'S PAID THROUGH A PLAN APPROVED UNDER RULE 12B-1 OF THE 1940 ACT.

THE SELLING AGENT MAY CHARGE OTHER FEES FOR SERVICES PROVIDED TO YOUR ACCOUNT.

--------------------------------------------------------------------------------


Selling and servicing agents usually receive compensation based on your investment in the Funds. The kind and amount of the compensation depends on the share class in which you invest. Selling agents typically pay a portion of the compensation they receive to their investment professionals.

DISTRIBUTION (12B-1) AND SHAREHOLDER SERVICING FEES

The Distributor and selling and servicing agents are compensated for selling shares and providing services to investors under distribution and shareholder servicing plans.

The Distributor may receive a maximum annual distribution (12b-1) fee of 0.55% of the average daily net assets of Service Class Shares of the Funds, some or all of which may be paid to selling agents.

Servicing agents may receive a maximum annual shareholder servicing fee of 0.25% of the average daily net assets of Service Class Shares of the Funds.

Fees are calculated daily and paid to the Distributor periodically. Because these fees are paid out of the Funds' assets on an ongoing basis, over time they will increase the cost of your investment, and may cost you more than any sales charges you may pay.

The Funds pay these fees to the Distributor and/or to eligible selling and servicing agents and financial institutions, including the Adviser or other affiliates, for as long as the plans continue. We may reduce or discontinue payments at any time.

OTHER COMPENSATION

Selling and servicing agents may also receive:

  - a bonus, incentive or other compensation relating to the sale, promotion and marketing of the Funds

  - an additional amount of up to 0.75% of the net asset value per share on all sales of Service Class Shares

  - non-cash compensation like trips to sales seminars, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise

Any such compensation, which is paid by the Adviser or the Distributor and not by the Funds, is discretionary and may be available only to selected selling and servicing agents. For example, the Distributor sometimes sponsors promotions involving Banc of America Investment Services, Inc., an affiliate of the Adviser and the Distributor, and certain other selling or servicing agents. Selected selling or servicing agents also may receive compensation for opening or servicing a minimum number of accounts.

The Adviser and the Distributor may pay significant amounts from their own assets to selling or servicing agents of the Funds for distribution-related activities or other services they provide. These amounts, which are in addition to any sales charges, distribution (12b-1) and shareholder servicing fees paid by the Funds, may be fixed dollar amounts or a percentage of sales or both, and may be up-front or ongoing payments or both. Agents may agree to provide a variety of marketing related services or access-advantages to the Funds, including, for example, presenting Funds on "preferred" or "select" lists, in return for the payments. Selling or servicing agents, in turn, may pay some or all of these amounts to their employees who recommend or sell Fund shares or allocate or invest client assets among different investment options.

In addition, the Adviser and the Distributor may pay significant amounts from their own assets for services provided and costs incurred by third parties of a type that would typically be provided or incurred directly by the Columbia Funds' transfer agent. The Columbia Funds also may pay significant amounts to third party intermediaries, including selling and servicing agents, for providing these types of services or incurring these types of costs.

These and other payments, and the difference between payments made with respect to the Funds and those made with respect to other mutual funds available through the agent, may give rise to conflicts of interest between the agent and its clients. You should be aware of these potential conflicts of interest and discuss these matters with your selling or servicing agent.

Distributions and taxes
[TAXES GRAPHIC]

--------------------------------------------------------------------------------

THE POWER OF COMPOUNDING

REINVESTING YOUR DISTRIBUTIONS BUYS YOU MORE SHARES OF A FUND -- WHICH LETS YOU TAKE ADVANTAGE OF THE POTENTIAL FOR COMPOUND GROWTH.

PUTTING THE MONEY YOU EARN BACK INTO YOUR INVESTMENT MEANS IT, IN TURN, MAY EARN EVEN MORE MONEY. OVER TIME, THE POWER OF COMPOUNDING HAS THE POTENTIAL TO SIGNIFICANTLY INCREASE THE VALUE OF YOUR INVESTMENT. THERE IS NO ASSURANCE, HOWEVER, THAT YOU'LL EARN MORE MONEY IF YOU REINVEST YOUR DISTRIBUTIONS.

--------------------------------------------------------------------------------


ABOUT DISTRIBUTIONS

A mutual fund can make money two ways:

  - It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.

  - A fund can also have capital gain if the value of its investments increases. If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.

A mutual fund is not subject to federal income tax as long as it distributes all of its net investment income and net realized capital gain to its shareholders. The Funds intend to pay out a sufficient amount of their income and capital gain to their shareholders so the Funds won't have to pay any federal income tax. When a Fund makes this kind of a payment, it's split among all shares and is called a distribution.

Although the Funds do not expect to realize any capital gain, any capital gain realized by a Fund will be distributed at least once a year. The Funds declare distributions of net investment income each business day, and pay them on the first business day of each month. Normally, each Fund will declare and pay distributions of net investment income as indicated above. The Funds may, however, declare and pay distributions of net investment income more frequently.

Any distribution you receive is paid based on the number of shares you hold on the record date, which is usually the day the distribution is declared (daily distributions Funds) or the day before the distribution is declared (all other Funds). Shares are eligible to receive net investment income distributions from the settlement date (daily distributions Funds), trade date (all other Funds) or realized capital gain from the trade date of the purchase up to and including the day before the shares are sold.

Different share classes of a Fund usually pay different net investment income distribution amounts, because each class has different expenses.

We'll automatically reinvest distributions in additional shares of the same Fund unless you tell us you want to receive your distributions in cash. You can do this by writing to us at the address on the back cover, or by calling us at
1.800.353.0828 if you're an institutional investor, or 1.800.345.6611 if you're an individual investor. Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

--------------------------------------------------------------------------------

THIS INFORMATION IS A SUMMARY OF HOW FEDERAL INCOME TAXES MAY AFFECT YOUR INVESTMENT IN THE FUNDS. IT DOES NOT APPLY TO FOREIGN OR TAX-EXEMPT INVESTORS OR THOSE HOLDING FUND SHARES THROUGH A TAX-ADVANTAGED ACCOUNT, SUCH AS A 401(K) PLAN OR IRA. THIS INFORMATION IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING. YOU SHOULD CONSULT WITH YOUR OWN TAX ADVISER ABOUT YOUR SITUATION, INCLUDING ANY FOREIGN, STATE AND LOCAL TAXES THAT MAY APPLY.




 FOR MORE INFORMATION ABOUT TAXES, PLEASE SEE THE SAI.

--------------------------------------------------------------------------------


HOW TAXES AFFECT YOUR INVESTMENT

Distributions of a Fund's ordinary income and any net short-term capital gain, if any, generally are taxable to you as ordinary income. Although the Funds do not expect to realize any capital gain, any distributions of realized net long-term capital gain, if any, generally are taxable to you as long-term capital gain.

In general, corporate shareholders will not be able to deduct any distributions when determining their taxable income. Fund distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund. Following the end of each year, we'll send you a notice that tells you how much you've received in distributions during the year and their federal tax status. State and local taxes may also apply to distributions.

COLUMBIA MUNICIPAL RESERVES, COLUMBIA TAX-EXEMPT RESERVES, COLUMBIA CALIFORNIA TAX-EXEMPT RESERVES, COLUMBIA NEW YORK TAX-EXEMPT RESERVES

In general, you will not be subject to federal income tax on distributions from Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves and Columbia New York Tax-Exempt Reserves of their tax-exempt interest income. Distributions from Columbia California Tax-Exempt Reserves of its interest income from California municipal securities will not be subject to California state individual income tax. Distributions from Columbia New York Tax-Exempt Reserves of its interest income from New York municipal securities will not be subject to New York State and New York City individual income tax. Distributions from these Funds, however, may be subject to state, local and other taxes.

Although these Funds do not intend to earn any taxable income or capital gain, any distributions of such income or gain generally are subject to tax.

A portion of the distributions from Columbia Municipal Reserves, Columbia California Tax-Exempt Reserves and Columbia New York Tax-Exempt Reserves may also be subject to alternative minimum taxes.

U.S. GOVERNMENT OBLIGATIONS

If you invest in U.S. government obligations directly, interest on those obligations is free from state and local individual income taxes. Distributions you receive that come from interest a Fund earns from U.S. government obligations may not be exempt from these taxes. Please consult with your tax adviser.

WITHHOLDING TAX

We're required by federal law to withhold tax on any distributions and redemption proceeds paid to you (including amounts paid in securities and exchanges) if:

  - you haven't given us a correct Taxpayer Identification Number (TIN), usually your social security or employer identification number, and haven't certified that the TIN is correct and withholding doesn't apply

  - the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records

  - the IRS informs us that you are otherwise subject to backup withholding

The IRS may also impose penalties against you if you don't give us a correct
TIN.

Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.

TAXATION OF REDEMPTIONS AND EXCHANGES

As long as a Fund continually maintains a $1.00 net asset value per share, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your shares of the Fund.

Legal matters

On February 9, 2005, Banc of America Capital Management, LLC ("BACAP" (now the Advisor)) and BACAP Distributors, LLC (which has subsequently merged into the Distributor) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the SEC (the "SEC Order"). A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website. Under the terms of the NYAG Settlement and SEC Order, BACAP and BACAP Distributors, LLC have agreed, among other things, to pay disgorgement and civil money penalties, to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices, to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures and to reduce management fees for five years. BACAP and BACAP Distributors, LLC are currently in the process of implementing the various terms of the NYAG Settlement and SEC Order.

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Columbia Funds Series Trust (formerly known as Nations Funds Trust), its Board of Trustees, Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors, LLC (collectively "BAC"). On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust (now known as Columbia Funds Series Trust), the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under the federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action. The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

Separately, a putative class action (Reinke v. Bank of America N.A., et al.) was filed against Nations Funds Trust and others on December 6, 2004 in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. Nations Funds Trust has filed a "motion to dismiss" that is pending. Discovery has recently been initiated. At the present time, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

Financial highlights
[DOLLAR SIGN GRAPHIC]

The financial highlights table is designed to help you understand how the Funds have performed for the past five years or, if shorter, the period of a Fund's operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned, assuming all dividends and distributions had been reinvested. Financial highlights for Service Class Shares of Columbia Tax-Exempt Reserves and Columbia California Tax-Exempt Reserves are not provided because this class of shares for these Funds had not yet commenced operations during the period indicated.

This information has been audited by PricewaterhouseCoopers LLP. The independent registered public accounting firm's report and Columbia Funds financial statements are incorporated by reference into the SAI. Please see the back cover of this prospectus to find out how you can get a copy of the SAI.

COLUMBIA CASH RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                             PERIOD ENDED          YEAR ENDED           YEAR ENDED           YEAR ENDED
  SERVICE CLASS SHARES                        10/30/03**            03/31/03             03/31/02             03/31/01
  Net asset value, beginning of period           $1.00                $1.00                $1.00                $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                  0.0015               0.0061               0.0220               0.0528
  LESS DISTRIBUTIONS:
  Dividends from net investment income         (0.0015)             (0.0061)             (0.0220)             (0.0528)
  Net asset value, end of period                 $1.00                $1.00                $1.00                $1.00
  TOTAL RETURN++                                 0.15%                0.62%                2.22%                5.41%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)           $--#               $761,802            $1,037,281            $913,512
  Ratio of operating expenses to average
    net assets(a)                              1.01%+(c)            1.20%(b)             1.20%(b)               1.20%
  Ratio of net investment income/(loss)
    to average net assets                       0.20%+                0.62%                1.92%                5.22%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements(a)                   1.27%+                1.26%                1.27%                1.27%

                                              PERIOD ENDED
  SERVICE CLASS SHARES                          03/31/00*
  Net asset value, beginning of period            $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                   0.0404
  LESS DISTRIBUTIONS:
  Dividends from net investment income          (0.0404)
  Net asset value, end of period                  $1.00
  TOTAL RETURN++                                  4.11%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)          $512,318
  Ratio of operating expenses to average
    net assets(a)                               1.20%+(b)
  Ratio of net investment income/(loss)
    to average net assets                        4.37%+
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements(a)                    1.29%+

* Columbia Cash Reserves Service Class Shares commenced operations on April 28, 1999.
** Columbia Cash Reserves Service Class Shares were fully redeemed on October 30, 2003.
+ Annualized.
++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
# Amount represents less than $500.
(a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
(b) The effect of interest expense on the operating expense ratio was less than 0.01%.
(c) The reimbursement from the investment adviser is included in the ratio of operating expenses to average net assets (with waivers). The effect of this reimbursement on the operating expense ratio (with waivers) was less than 0.01%.

COLUMBIA MONEY MARKET RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                              YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
  SERVICE CLASS SHARES                         03/31/05             03/31/04             03/31/03             03/31/02
  Net asset value, beginning of period           $1.00                $1.00                $1.00                $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                  0.0080               0.0025               0.0056               0.0211
  LESS DISTRIBUTIONS:
  Dividends from net investment income         (0.0080)             (0.0025)             (0.0056)             (0.0211)
  Net asset value, end of period                 $1.00                $1.00                $1.00                $1.00
  TOTAL RETURN++                                 0.80%                0.25%                0.56%                2.13%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)          $1,762               $75,965             $118,713             $139,024
  Ratio of operating expenses to average
    net assets(a)                                0.95%                0.95%              1.19%(b)               1.20%
  Ratio of net investment income/(loss)
    to average net assets                        0.53%                0.23%                0.55%                1.85%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements(a)                    1.07%                1.22%                1.26%                1.28%

                                               YEAR ENDED
  SERVICE CLASS SHARES                          03/31/01
  Net asset value, beginning of period            $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                   0.0525
  LESS DISTRIBUTIONS:
  Dividends from net investment income          (0.0525)
  Net asset value, end of period                  $1.00
  TOTAL RETURN++                                  5.38%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)          $203,160
  Ratio of operating expenses to average
    net assets(a)                               1.20%(b)
  Ratio of net investment income/(loss)
    to average net assets                         5.19%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements(a)                     1.27%

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
(a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
(b) The effect of interest expense on the operating expense ratio was less than 0.01%.

COLUMBIA TREASURY RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                             PERIOD ENDED          YEAR ENDED           YEAR ENDED           YEAR ENDED
  SERVICE CLASS SHARES                        10/30/03**            03/31/03             03/31/02             03/31/01
  Net asset value, beginning of period           $1.00                $1.00                $1.00                $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                  0.0015               0.0051               0.0202               0.0503
  LESS DISTRIBUTIONS:
  Dividends from net investment income         (0.0015)             (0.0051)             (0.0202)             (0.0503)
  Net asset value, end of period                 $1.00                $1.00                $1.00                $1.00
  TOTAL RETURN++                                 0.15%                0.52%                2.04%                5.14%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)           $--#               $292,215             $330,420             $343,240
  Ratio of operating expenses to average
    net assets(a)                               0.95%+                1.19%                1.20%              1.20%(b)
  Ratio of net investment income/(loss)
    to average net assets                       0.19%+                0.53%                1.81%                4.99%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements(a)                   1.26%+                1.26%                1.27%                1.27%

                                              PERIOD ENDED
  SERVICE CLASS SHARES                          03/31/00*
  Net asset value, beginning of period            $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                   0.0358
  LESS DISTRIBUTIONS:
  Dividends from net investment income          (0.0358)
  Net asset value, end of period                  $1.00
  TOTAL RETURN++                                  3.63%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)          $244,035
  Ratio of operating expenses to average
    net assets(a)                               1.20%+(b)
  Ratio of net investment income/(loss)
    to average net assets                        4.06%+
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements(a)                    1.28%+

* Columbia Treasury Reserves Service Class Shares commenced operations on May 17, 1999.
** Columbia Treasury Reserves Service Class Shares were fully redeemed on October 30, 2003.
+ Annualized.
++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
# Amount represents less than $500.
(a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
(b) The effect of interest expense on the operating expense ratio was less than 0.01%.

COLUMBIA GOVERNMENT RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                             PERIOD ENDED          YEAR ENDED           YEAR ENDED           YEAR ENDED
  SERVICE CLASS SHARES                        09/25/03**            03/31/03             03/31/02             03/31/01
  Net asset value, beginning of period           $1.00                $1.00                $1.00                $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                  0.0012               0.0052               0.0203               0.0515
  LESS DISTRIBUTIONS:
  Dividends from net investment income         (0.0012)             (0.0052)             (0.0203)             (0.0515)
  Net asset value, end of period                 $1.00                $1.00                $1.00                $1.00
  TOTAL RETURN++                                 0.12%                0.52%                2.05%                5.27%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)           $--#                $36,006              $36,505              $26,001
  Ratio of operating expenses to average
    net assets(a)                               0.97%+                1.19%                1.20%              1.20%(b)
  Ratio of net investment income/(loss)
    to average net assets                       0.19%+                0.49%                1.70%                5.06%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements(a)                   1.27%+                1.27%                1.28%                1.29%

                                              PERIOD ENDED
  SERVICE CLASS SHARES                          03/31/00*
  Net asset value, beginning of period            $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                   0.0348
  LESS DISTRIBUTIONS:
  Dividends from net investment income          (0.0348)
  Net asset value, end of period                  $1.00
  TOTAL RETURN++                                  3.53%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)           $10,000
  Ratio of operating expenses to average
    net assets(a)                               1.20%+(b)
  Ratio of net investment income/(loss)
    to average net assets                        4.26%+
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements(a)                    1.29%+

* Columbia Government Reserves Service Class Shares commenced operations on June 8, 1999.
** Columbia Government Reserves Service Class Shares were fully redeemed on September 25, 2003.
+ Annualized.
++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
# Amount represents less than $500.
(a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
(b) The effect of interest expense on the operating expense ratio was less than 0.01%.

COLUMBIA MUNICIPAL RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                             PERIOD ENDED          YEAR ENDED           YEAR ENDED           YEAR ENDED
  SERVICE CLASS SHARES                        09/25/03**            03/31/03             03/31/02             03/31/01
  Net asset value, beginning of period           $1.00                $1.00                $1.00                $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                  0.0012               0.0052               0.0123               0.0292
  LESS DISTRIBUTIONS:
  Dividends from net investment income         (0.0012)             (0.0052)             (0.0123)             (0.0292)
  Net asset value, end of period                 $1.00                $1.00                $1.00                $1.00
  TOTAL RETURN++                                 0.12%                0.52%                1.24%                2.96%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)           $--#                $14,001              $15,001              $10,000
  Ratio of operating expenses to average
    net assets                                  0.91%+                0.96%                1.16%                1.20%
  Ratio of net investment income/(loss)
    to average net assets                       0.17%+                0.47%                1.03%                2.93%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                      1.27%+                1.28%                1.30%                1.29%

                                              PERIOD ENDED
  SERVICE CLASS SHARES                          03/31/00*
  Net asset value, beginning of period            $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                   0.0048
  LESS DISTRIBUTIONS:
  Dividends from net investment income          (0.0048)
  Net asset value, end of period                  $1.00
  TOTAL RETURN++                                  0.48%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)           $1,000
  Ratio of operating expenses to average
    net assets                                   1.20%+
  Ratio of net investment income/(loss)
    to average net assets                        2.29%+
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                       1.30%+

* Columbia Municipal Reserves Service Class Shares commenced operations on January 21, 2000.
** Columbia Municipal Reserves Service Class Shares were fully redeemed on September 25, 2003.
+ Annualized.
++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
# Amount represents less than $500.

NATIONS NEW YORK TAX-EXEMPT
RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                           PERIOD ENDED
  SERVICE CLASS SHARES                                      12/22/02**
  Net asset value, beginning of period                         $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                                0.0018
  LESS DISTRIBUTIONS:
  Dividends from net investment income                       (0.0018)
  Net asset value, end of period                               $1.00
  TOTAL RETURN++                                               0.18%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)                         $--##
  Ratio of operating expenses to average
    net assets                                                1.13%+
  Ratio of net investment income/(loss)
    to average net assets                                     0.27%+
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                                    1.78%+

                                                            PERIOD ENDED
  SERVICE CLASS SHARES                                        03/31/02*
  Net asset value, beginning of period                          $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                                 0.0000#
  LESS DISTRIBUTIONS:
  Dividends from net investment income                        (0.0000)#
  Net asset value, end of period                                $1.00
  TOTAL RETURN++                                               0.00%#
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)                           $1
  Ratio of operating expenses to average
    net assets                                                 1.20%+
  Ratio of net investment income/(loss)
    to average net assets                                      0.03%+
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                                     5.51%+

* Columbia New York Tax-Exempt Reserves Service Class Shares commenced operations on February 15, 2002.
** Columbia New York Tax-Exempt Reserves Service Class Shares were fully redeemed on December 22, 2002.
+ Annualized.
++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
# Amount represents less than $0.0001 or 0.01%, as applicable.
## Amount represents less than $500.

Additional hypothetical fees and expense information

The supplemental hypothetical investment information on the following pages provides additional information about the effect of the fees and expenses of each Fund, including investment advisory fees and other Fund costs, on the Funds' returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in the class of the Funds assuming a 5% return each year, the hypothetical year-end balance before fees and expenses and the cumulative return after fees and expenses. The charts also assume that the annual expense ratios stay the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratio used for each Fund, which is the same as that stated in the Annual Fund Operating Expenses tables, is reflected in the charts and is net of any contractual fee waiver or expense reimbursement. Your actual costs may be higher or lower.

COLUMBIA CASH RESERVES -- SERVICE CLASS SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              1.00%                            $10,000.00                              5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-   CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE     AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES        FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00              4.00%            $10,400.00      $  102.00
       2           10.25%            $11,025.00              8.16%            $10,816.00      $  106.08
       3           15.76%            $11,576.25             12.49%            $11,248.64      $  110.32
       4           21.55%            $12,155.06             16.99%            $11,698.59      $  114.74
       5           27.63%            $12,762.82             21.67%            $12,166.53      $  119.33
       6           34.01%            $13,400.96             26.53%            $12,653.19      $  124.10
       7           40.71%            $14,071.00             31.59%            $13,159.32      $  129.06
       8           47.75%            $14,774.55             36.86%            $13,685.69      $  134.23
       9           55.13%            $15,513.28             42.33%            $14,233.12      $  139.59
      10           62.89%            $16,288.95             48.02%            $14,802.44      $  145.18
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                         $ 4,802.44
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                           $1,224.62

COLUMBIA MONEY MARKET RESERVES -- SERVICE CLASS SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT     ASSUMED RATE OF RETURN
              1.00%                            $10,000.00                             5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-  CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE    AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES       FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00             4.00%            $10,400.00      $  102.00
       2           10.25%            $11,025.00             8.16%            $10,816.00      $  106.08
       3           15.76%            $11,576.25            12.49%            $11,248.64      $  110.32
       4           21.55%            $12,155.06            16.99%            $11,698.59      $  114.74
       5           27.63%            $12,762.82            21.67%            $12,166.53      $  119.33
       6           34.01%            $13,400.96            26.53%            $12,653.19      $  124.10
       7           40.71%            $14,071.00            31.59%            $13,159.32      $  129.06
       8           47.75%            $14,774.55            36.86%            $13,685.69      $  134.23
       9           55.13%            $15,513.28            42.33%            $14,233.12      $  139.59
      10           62.89%            $16,288.95            48.02%            $14,802.44      $  145.18
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                        $ 4,802.44
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                          $1,224.62

COLUMBIA TREASURY RESERVES -- SERVICE CLASS SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT     ASSUMED RATE OF RETURN
              1.00%                            $10,000.00                             5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-   CUMULATIVE RETURN  HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE    AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES        FEES AND EXPENSES       EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00             4.00%            $10,400.00      $  102.00
       2           10.25%            $11,025.00             8.16%            $10,816.00      $  106.08
       3           15.76%            $11,576.25            12.49%            $11,248.64      $  110.32
       4           21.55%            $12,155.06            16.99%            $11,698.59      $  114.74
       5           27.63%            $12,762.82            21.67%            $12,166.53      $  119.33
       6           34.01%            $13,400.96            26.53%            $12,653.19      $  124.10
       7           40.71%            $14,071.00            31.59%            $13,159.32      $  129.06
       8           47.75%            $14,774.55            36.86%            $13,685.69      $  134.23
       9           55.13%            $15,513.28            42.33%            $14,233.12      $  139.59
      10           62.89%            $16,288.95            48.02%            $14,802.44      $  145.18
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                        $ 4,802.44
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                          $1,224.62

COLUMBIA GOVERNMENT RESERVES -- SERVICE CLASS SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT     ASSUMED RATE OF RETURN
              1.00%                            $10,000.00                             5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-   CUMULATIVE RETURN  HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE    AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES        FEES AND EXPENSES       EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00             4.00%            $10,400.00      $  102.00
       2           10.25%            $11,025.00             8.16%            $10,816.00      $  106.08
       3           15.76%            $11,576.25            12.49%            $11,248.64      $  110.32
       4           21.55%            $12,155.06            16.99%            $11,698.59      $  114.74
       5           27.63%            $12,762.82            21.67%            $12,166.53      $  119.33
       6           34.01%            $13,400.96            26.53%            $12,653.19      $  124.10
       7           40.71%            $14,071.00            31.59%            $13,159.32      $  129.06
       8           47.75%            $14,774.55            36.86%            $13,685.69      $  134.23
       9           55.13%            $15,513.28            42.33%            $14,233.12      $  139.59
      10           62.89%            $16,288.95            48.02%            $14,802.44      $  145.18
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                        $ 4,802.44
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                          $1,224.62

COLUMBIA MUNICIPAL RESERVES -- SERVICE CLASS SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              1.00%                            $10,000.00                              5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-   CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE     AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES        FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00              4.00%            $10,400.00      $  102.00
       2           10.25%            $11,025.00              8.16%            $10,816.00      $  106.08
       3           15.76%            $11,576.25             12.49%            $11,248.64      $  110.32
       4           21.55%            $12,155.06             16.99%            $11,698.59      $  114.74
       5           27.63%            $12,762.82             21.67%            $12,166.53      $  119.33
       6           34.01%            $13,400.96             26.53%            $12,653.19      $  124.10
       7           40.71%            $14,071.00             31.59%            $13,159.32      $  129.06
       8           47.75%            $14,774.55             36.86%            $13,685.69      $  134.23
       9           55.13%            $15,513.28             42.33%            $14,233.12      $  139.59
      10           62.89%            $16,288.95             48.02%            $14,802.44      $  145.18
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                         $ 4,802.44
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                           $1,224.62

COLUMBIA TAX-EXEMPT RESERVES -- SERVICE CLASS SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT     ASSUMED RATE OF RETURN
              1.00%                            $10,000.00                             5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-  CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE    AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES       FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00             4.00%            $10,400.00      $  102.00
       2           10.25%            $11,025.00             8.16%            $10,816.00      $  106.08
       3           15.76%            $11,576.25            12.49%            $11,248.64      $  110.32
       4           21.55%            $12,155.06            16.99%            $11,698.59      $  114.74
       5           27.63%            $12,762.82            21.67%            $12,166.53      $  119.33
       6           34.01%            $13,400.96            26.53%            $12,653.19      $  124.10
       7           40.71%            $14,071.00            31.59%            $13,159.32      $  129.06
       8           47.75%            $14,774.55            36.86%            $13,685.69      $  134.23
       9           55.13%            $15,513.28            42.33%            $14,233.12      $  139.59
      10           62.89%            $16,288.95            48.02%            $14,802.44      $  145.18
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                        $ 4,802.44
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                          $1,224.62

COLUMBIA CALIFORNIA TAX-EXEMPT RESERVES -- SERVICE CLASS SHARES

      ANNUAL EXPENSE RATIO        INITIAL HYPOTHETICAL INVESTMENT AMOUNT        ASSUMED RATE OF RETURN
              1.00%                             $10,000.00                                5%
              CUMULATIVE RETURN   HYPOTHETICAL YEAR-    CUMULATIVE RETURN   HYPOTHETICAL YEAR-     ANNUAL
               BEFORE FEES AND    END BALANCE BEFORE     AFTER FEES AND      END BALANCE AFTER    FEES AND
     YEAR         EXPENSES         FEES AND EXPENSES        EXPENSES         FEES AND EXPENSES    EXPENSES
       1            5.00%             $10,500.00              4.00%             $10,400.00        $  102.00
       2           10.25%             $11,025.00              8.16%             $10,816.00        $  106.08
       3           15.76%             $11,576.25             12.49%             $11,248.64        $  110.32
       4           21.55%             $12,155.06             16.99%             $11,698.59        $  114.74
       5           27.63%             $12,762.82             21.67%             $12,166.53        $  119.33
       6           34.01%             $13,400.96             26.53%             $12,653.19        $  124.10
       7           40.71%             $14,071.00             31.59%             $13,159.32        $  129.06
       8           47.75%             $14,774.55             36.86%             $13,685.69        $  134.23
       9           55.13%             $15,513.28             42.33%             $14,233.12        $  139.59
      10           62.89%             $16,288.95             48.02%             $14,802.44        $  145.18
    TOTAL GAIN BEFORE FEES &
             EXPENSES                 $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                           $ 4,802.44
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                               $1,224.62

COLUMBIA NEW YORK TAX-EXEMPT RESERVES -- SERVICE CLASS SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              1.00%                            $10,000.00                              5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-   CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE     AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES        FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00              4.00%            $10,400.00      $  102.00
       2           10.25%            $11,025.00              8.16%            $10,816.00      $  106.08
       3           15.76%            $11,576.25             12.49%            $11,248.64      $  110.32
       4           21.55%            $12,155.06             16.99%            $11,698.59      $  114.74
       5           27.63%            $12,762.82             21.67%            $12,166.53      $  119.33
       6           34.01%            $13,400.96             26.53%            $12,653.19      $  124.10
       7           40.71%            $14,071.00             31.59%            $13,159.32      $  129.06
       8           47.75%            $14,774.55             36.86%            $13,685.69      $  134.23
       9           55.13%            $15,513.28             42.33%            $14,233.12      $  139.59
      10           62.89%            $16,288.95             48.02%            $14,802.44      $  145.18
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                         $ 4,802.44
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                           $1,224.62

--------------------------------------------------------------------------------

THIS GLOSSARY INCLUDES EXPLANATIONS OF THE IMPORTANT TERMS THAT MAY BE USED IN THIS PROSPECTUS. SOME OF THE TERMS EXPLAINED MAY APPLY TO COLUMBIA FUNDS NOT INCLUDED IN THIS PROSPECTUS.

--------------------------------------------------------------------------------


Terms used in this prospectus
(BOOK GRAPHIC)

80% POLICY -- Rule 35d-1 under the 1940 Act (the "Names Rule"), requires certain Funds to adopt an investment policy requiring that, under normal circumstances, at least 80% of its assets will be invested in the type of investment suggested by its name. In most cases, the Names Rule gives affected Funds the option to either (i) declare the 80% Policy a fundamental policy, which means it can only be changed by shareholder approval, or (ii) commit to provide notice to shareholders before changing the 80% Policy. In some cases, the Names Rule requires affected Funds to declare their 80% Policy a fundamental policy. The SAI identifies each Fund that has adopted an 80% Policy as a fundamental policy as well as each Fund that has committed to provide notice to shareholders before changing its 80% Policy.

AMORTIZED COST METHOD -- under Rule 2a-7 of the 1940 Act, the method of calculating an investment company's net asset value whereby portfolio securities are valued at the Fund's acquisition cost as adjusted for amortization of premium or accretion of discount rather than at their value based on current market factors.

AVERAGE DOLLAR-WEIGHTED MATURITY -- the average length of time until the debt securities held by a Fund reach maturity. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.

BANK OBLIGATION -- a money market instrument issued by a bank, including certificates of deposit, time deposits and bankers' acceptances.

CAPITAL GAIN OR LOSS -- the difference between the purchase price of a security and its selling price. You realize a capital gain when you sell a security for more than you paid for it. You realize a capital loss when you sell a security for less than you paid for it.

COMMERCIAL PAPER -- a short-term debt security issued by banks, corporations, municipalities and other borrowers.

COMMON STOCK -- a security that represents part equity ownership in a company. Common stock typically allows you to vote at shareholder meetings and to share in the company's profits by receiving dividends.

DEBT SECURITY -- when you invest in a debt security, you are typically lending your money to a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as U.S. Treasury obligations and commercial paper. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

EQUITY SECURITY -- an investment that gives you an equity ownership right in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.

FIRST-TIER SECURITY -- under Rule 2a-7 of the 1940 Act, a debt security that is an eligible investment for money market funds and has received a rating in the highest short-term rating category from a nationally recognized statistical rating organization (NRSRO) or if unrated, is determined by the fund's portfolio management team to be of comparable quality, or is a money market fund issued by a registered investment company, or is a government security.

FIXED INCOME SECURITY -- an intermediate to long-term debt security that matures in more than one year.

GUARANTEED INVESTMENT CONTRACT -- an investment instrument issued by a rated insurance company in return for a payment by an investor.

HIGH QUALITY -- includes municipal securities that are rated in the top two highest short-term debt categories according to an NRSRO such as Standard & Poor's Corporation or Moody's Investors Service, Inc. The portfolio management team may consider an unrated municipal security if it is determined to be of comparable quality, based upon guidelines approved by the Fund's Board. Please see the SAI for more information about credit ratings.

INSTRUMENTALITY -- an instrumentality of the U.S. government is a government agency organized under federal charter with government supervision.

LIQUIDITY -- a measurement of how easily a security can be bought or sold at a price that is close to its market value.

MONEY MARKET INSTRUMENT -- a short-term debt security that is considered to mature in 13 months or less. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and certain municipal securities. For Columbia Treasury Reserves and Columbia Government Reserves, money market instruments do not include either commercial paper or municipal securities.

MUNICIPAL SECURITY (OBLIGATION) -- a debt security issued by state or local governments or governmental authorities to pay for public projects and services. "General obligations" are typically backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income from these securities is exempt from federal income taxes and is generally exempt from state taxes if you live in the state that issued the security. If you live in the municipality that issued the security, interest income may also be exempt from local taxes.

NON-DIVERSIFIED -- a fund that holds securities of fewer issuers or kinds of issuers than other kinds of funds. Non-diversified funds tend to have greater price swings than more diversified funds because events affecting one or more of its securities may have a disproportionately large effect on the fund.

PARTICIPATION -- a pass-through certificate representing a share in a pool of debt obligations or other instruments.

PASS-THROUGH CERTIFICATE -- securitized mortgages or other debt securities with interest and principal paid by a servicing intermediary shortly after interest payments are received from borrowers.

PRIVATE ACTIVITY BOND -- a municipal security that is used to finance private projects or other projects that aren't qualified for tax purposes. Interest on private activity bonds is generally taxable, unless it is specifically exempted, or may be treated as a tax preference item for federal alternative minimum tax purposes.

REPURCHASE AGREEMENT -- a short-term (often overnight) investment arrangement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return.

REVERSE REPURCHASE AGREEMENT -- a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price.

SECOND-TIER SECURITY -- under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds, but is not a first-tier security.

SETTLEMENT DATE -- the date on which an order is settled either by payment or delivery of securities.

SPECIAL PURPOSE ISSUER -- an entity organized solely to issue asset-backed securities on a pool of assets it owns.

TRADE DATE -- the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

U.S. GOVERNMENT OBLIGATIONS -- a wide range of debt securities that include U.S. Treasury obligations, securities issued or guaranteed by various agencies of the U.S. government, or by various instrumentalities which have been established or sponsored by the U.S. government. Securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. government.

U.S. TREASURY OBLIGATION -- a debt security issued or guaranteed by the U.S. Treasury. U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. government.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

COLUMBIA MANAGEMENT.

Where to find more information

You'll find more information about Columbia Money Market Funds in the following documents:

Annual and semi-annual reports

The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the independent registered public accounting firm's reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the period covered.

Statement of Additional Information

The SAI contains additional information about the Funds and their policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.

You can obtain a free copy of these documents, request other information about the Funds and make shareholder inquiries by contacting Columbia Funds:

By telephone:
1.800.353.0828 (Institutional Investors)
1.800.345.6611 (Individual Investors)

By mail:
COLUMBIA FUNDS
c/o COLUMBIA FUNDS SERVICES
P.O. BOX 8081
BOSTON, MA 02266-8081

On the Internet:
WWW.COLUMBIAFUNDS.COM

Information about the Funds can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

SEC file number: 811-09645
Columbia Funds Series Trust

PRO-36/91580-1105

COLUMBIA MANAGEMENT.



                Money Market Funds

                Prospectus -- Institutional Class Shares

                December 30, 2005


                Columbia Cash Reserves
                (formerly, Nations Cash Reserves)

                Columbia Money Market Reserves
                (formerly, Nations Money Market Reserves)

                Columbia Treasury Reserves
                (formerly, Nations Treasury Reserves)

                Columbia Government Reserves
                (formerly, Nations Government Reserves)

                Columbia Municipal Reserves
                (formerly, Nations Municipal Reserves)

                Columbia Tax-Exempt Reserves
                (formerly, Nations Tax-Exempt Reserves)

                Columbia California Tax-Exempt Reserves
                (formerly, Nations California Tax-Exempt Reserves)

                Columbia New York Tax-Exempt Reserves
                (formerly, Nations New York Tax-Exempt Reserves)


                THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED
                OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE.

                ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                    May Lose Value
NOT FDIC-INSURED  No Bank Guarantee

AN OVERVIEW OF THE FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TERMS USED IN THIS PROSPECTUS

IN THIS PROSPECTUS, WE, US AND OUR REFER TO THE COLUMBIA FUNDS FAMILY (COLUMBIA FUNDS OR COLUMBIA FUNDS FAMILY). SOME OTHER IMPORTANT TERMS WE'VE USED MAY BE NEW TO YOU. THESE ARE PRINTED IN ITALICS WHERE THEY FIRST APPEAR IN A SECTION AND ARE DESCRIBED IN TERMS USED IN THIS PROSPECTUS.




 YOU'LL FIND TERMS USED IN THIS PROSPECTUS ON PAGE 67.

YOUR INVESTMENT IN THESE FUNDS IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, N.A. (BANK OF AMERICA), THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. YOUR INVESTMENT MAY LOSE MONEY.

AFFILIATES OF BANK OF AMERICA ARE PAID FOR THE SERVICES THEY PROVIDE TO THE
FUNDS.

--------------------------------------------------------------------------------

This booklet, which is called a prospectus, tells you about some Columbia Money Market Funds. Please read it carefully, because it contains information that's designed to help you make informed investment decisions.

This prospectus offers Institutional Class Shares of the Funds. This class of shares is designed primarily for financial institutions and intermediaries for their own accounts, and for certain of their client accounts. Please turn to BUYING, SELLING AND EXCHANGING SHARES for more information about who is eligible to buy this class of shares.

ABOUT THE FUNDS

The Money Market Funds seek to provide income while protecting the principal of your original investment by investing in money market instruments.

Money market instruments include short-term debt securities that are U.S. government issued or guaranteed or have relatively low risk. Your original investment and your return aren't guaranteed, however, and returns will vary as short-term interest rates change. Over time, the return on money market funds may be lower than the return on other kinds of mutual funds or investments.

ARE THESE FUNDS RIGHT FOR YOU?

Not every Fund is right for every investor. When you're choosing a Fund to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.

The Money Market Funds may be suitable for you if:

  - you're looking for a relatively low risk investment with stability of principal

  - you have short-term income needs

They may not be suitable for you if:

  - you're looking for higher returns and are prepared to assume a higher level of investment risk

  - you're more comfortable with bank deposits that are FDIC-insured

You'll find a discussion of each Fund's investment objective, principal investment strategies and principal risks in the Fund descriptions that start on page 4.

FOR MORE INFORMATION

If you have any questions about the Funds, please call your investment professional at 1.800.303.7371.

You'll find more information about the Funds in the Statement of Additional Information (SAI). The SAI includes more detailed information about each Fund's investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.

WHAT'S INSIDE
--------------------------------------------------------------------------------

About the Funds
(FILE FOLDER GRAPHIC)

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
ADVISORS, LLC

COLUMBIA MANAGEMENT ADVISORS, LLC (THE ADVISER) IS THE INVESTMENT ADVISER TO EACH OF THE FUNDS. THE ADVISER IS RESPONSIBLE FOR THE OVERALL MANAGEMENT AND SUPERVISION OF THE INVESTMENT MANAGEMENT OF EACH FUND.




 YOU'LL FIND MORE ABOUT THE ADVISER STARTING ON PAGE 45.

--------------------------------------------------------------------------------


COLUMBIA CASH RESERVES                                           4
------------------------------------------------------------------
COLUMBIA MONEY MARKET RESERVES                                   8
------------------------------------------------------------------
COLUMBIA TREASURY RESERVES                                      12
------------------------------------------------------------------
COLUMBIA GOVERNMENT RESERVES                                    17
------------------------------------------------------------------
COLUMBIA MUNICIPAL RESERVES                                     22
------------------------------------------------------------------
COLUMBIA TAX-EXEMPT RESERVES                                    27
------------------------------------------------------------------
COLUMBIA CALIFORNIA TAX-EXEMPT RESERVES                         32
------------------------------------------------------------------
COLUMBIA NEW YORK TAX-EXEMPT RESERVES                           37
------------------------------------------------------------------
OTHER IMPORTANT INFORMATION                                     42
------------------------------------------------------------------
HOW THE FUNDS ARE MANAGED                                       44

About your investment
(DOLLAR SIGN GRAPHIC)

INFORMATION FOR INVESTORS
  Buying, selling and exchanging shares                         46
  Shareholder administration fees                               52
  Distributions and taxes                                       53
  Legal matters                                                 56
------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                            57
------------------------------------------------------------------
ADDITIONAL HYPOTHETICAL FEES AND EXPENSE INFORMATION            62
------------------------------------------------------------------
TERMS USED IN THIS PROSPECTUS                                   67
------------------------------------------------------------------
WHERE TO FIND MORE INFORMATION                          BACK COVER

COLUMBIA CASH RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 45.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

THE FUND IS LISTED ON THE NATIONAL ASSOCIATION OF INSURANCE COMMISSIONERS' APPROVED LIST OF MONEY MARKET MUTUAL FUNDS.

FIRST-TIER SECURITIES

A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN A RATING IN THE HIGHEST CREDIT RATING CATEGORY BY A NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATION (NRSRO) OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. These securities include primarily:

  - commercial paper

  - bank obligations

  - short-term debt securities, including instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or instruments backed by, the securities and other assets owned by these issuers

  - short-term taxable municipal securities

  - repurchase agreements secured by first-tier securities, U.S. government obligations or U.S. Treasury obligations

The Fund may also invest in other money market funds, consistent with its investment objective and strategies. When the team portfolio management believes market conditions warrant, the Fund may invest more than 25% of its assets in U.S. dollar denominated bank obligations, including obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------




 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia Cash Reserves has the following risks:

      - INVESTMENT STRATEGY RISK -- Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

CALL YOUR INVESTMENT PROFESSIONAL AT 1.800.303.7371 FOR THE FUND'S CURRENT 7-DAY YIELD.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Institutional Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               2001     2002     2003     2004
               ----     ----     ----     ----
               4.18%    1.77%    1.05%    1.21%



              *Year-to-date return as of June 30, 2005: 1.26%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 1ST QUARTER 2001:          1.43%
         WORST: 2ND QUARTER 2004:         0.22%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                                                LIFE OF
                                                                 1 YEAR          FUND*
         INSTITUTIONAL CLASS SHARES                              1.21%          2.12%




      *THE INCEPTION DATE OF INSTITUTIONAL CLASS SHARES IS NOVEMBER 30, 2000.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Institutional Class Shares can be found in the section ADDITIONAL
                   HYPOTHETICAL FEES AND EXPENSE INFORMATION following the FINANCIAL HIGHLIGHTS.

         SHAREHOLDER FEES                                        Institutional Class
         (Fees paid directly from your investment)                     Shares
         Maximum sales charge (load) imposed on purchases                N/A



         Maximum deferred sales charge (load)                            N/A



         ANNUAL FUND OPERATING EXPENSES(1)
         (Expenses that are deducted from the Fund's assets)



         Management fees(2)                                             0.25%



         Shareholder administration fees                                0.04%



         Other expenses                                                 0.02%
                                                                         -----------



         Total annual Fund operating expenses                           0.31%



         Fee waivers and/or reimbursements                             (0.07)%
                                                                         -----------



         Total net expenses(3)                                          0.24%
                                                                         ===========

      (1)The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (2)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------

      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Institutional Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         INSTITUTIONAL CLASS SHARES              $25       $93      $167       $386

COLUMBIA MONEY MARKET RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 45.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

THE FUND IS LISTED ON THE NATIONAL ASSOCIATION OF INSURANCE COMMISSIONERS' APPROVED LIST OF MONEY MARKET MUTUAL FUNDS.

FIRST-TIER SECURITIES

A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN A RATING IN THE HIGHEST CREDIT RATING CATEGORY BY AN NRSRO OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. These securities include primarily:

  - commercial paper

  - bank obligations

  - short-term debt securities, including instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or instruments backed by, the securities and other assets owned by these issuers

  - short-term taxable municipal securities

  - repurchase agreements secured by first-tier securities, U.S. government obligations or U.S. Treasury obligations

The Fund may also invest in other money market funds, consistent with its investment objective and strategies. When the portfolio management team believes market conditions warrant, the Fund may invest more than 25% of its assets in U.S. dollar denominated bank obligations, including obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------




 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia Money Market Reserves has the following risks:

      - INVESTMENT STRATEGY RISK -- Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

CALL YOUR INVESTMENT PROFESSIONAL AT 1.800.303.7371 FOR THE FUND'S CURRENT 7-DAY YIELD.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Institutional Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               2001     2002     2003     2004
               ----     ----     ----     ----
               4.11%    1.69%    1.01%    1.20%



              *Year-to-date return as of June 30, 2005: 1.25%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 1ST QUARTER 2001:          1.42%
         WORST: 2ND QUARTER 2004:         0.22%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                                                LIFE OF
                                                                 1 YEAR          FUND*
         INSTITUTIONAL CLASS SHARES                              1.20%           2.13%




      *THE INCEPTION DATE OF INSTITUTIONAL CLASS SHARES IS NOVEMBER 17, 2000.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Institutional Class Shares can be found in the section ADDITIONAL
                   HYPOTHETICAL FEES AND EXPENSE INFORMATION following the FINANCIAL HIGHLIGHTS.

         SHAREHOLDER FEES                                        Institutional Class
         (Fees paid directly from your investment)                     Shares
         Maximum sales charge (load) imposed on purchases                N/A



         Maximum deferred sales charge (load)                            N/A



         ANNUAL FUND OPERATING EXPENSES(1)
         (Expenses that are deducted from the Fund's assets)



         Management fees(2)                                             0.25%



         Shareholder administration fees                                0.04%



         Other expenses                                                 0.02%
                                                                         -----------



         Total annual Fund operating expenses                           0.31%



         Fee waivers and/or reimbursements                             (0.07)%
                                                                         -----------



         Total net expenses(3)                                          0.24%
                                                                         ===========

      (1)The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (2)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Institutional Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         INSTITUTIONAL CLASS SHARES              $25       $93      $167       $386

COLUMBIA TREASURY RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 45.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

THE FUND IS LISTED ON THE NATIONAL ASSOCIATION OF INSURANCE COMMISSIONERS' APPROVED LIST OF MONEY MARKET MUTUAL FUNDS.

FIRST-TIER SECURITIES

A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN A RATING IN THE HIGHEST CREDIT RATING CATEGORY BY AN NRSRO OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less. Under normal circumstances, the Fund will invest at least 80% of its assets in U.S. Treasury obligations, and repurchase agreements secured by U.S. Treasury obligations.

THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. These securities include primarily:

  - U.S. Treasury obligations

  - repurchase agreements and reverse repurchase agreements secured by U.S. Treasury obligations and U.S. government obligations

  - obligations whose principal and interest are backed by the U.S. government

The Fund may invest in other money market funds that invest in these instruments, consistent with its investment objective and strategies.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------




 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia Treasury Reserves has the following risks:

      - INVESTMENT STRATEGY RISK -- Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      - TAX CONSIDERATIONS -- The distributions paid by the Fund generally come from interest on U.S. government and U.S. Treasury obligations, which may be free from state income tax, but will be subject to federal income tax and may be subject to other state and local taxes. Any portion of a distribution that comes from income paid on other kinds of securities or from realized capital gains generally is subject to federal, state and local taxes. You should consult with your own tax adviser to determine the tax consequences to you of investing in the Fund.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

CALL YOUR INVESTMENT PROFESSIONAL AT 1.800.303.7371 FOR THE FUND'S CURRENT 7-DAY YIELD.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Institutional Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               2001     2002     2003     2004
               ----     ----     ----     ----
               3.94%    1.65%    0.96%    1.11%



              *Year-to-date return as of June 30, 2005: 1.16%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 1ST QUARTER 2001:          1.36%
         WORST: 2ND QUARTER 2004:         0.20%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                                                LIFE OF
                                                                 1 YEAR          FUND*
         INSTITUTIONAL CLASS SHARES                              1.11%           2.04%

      *THE INCEPTION DATE OF INSTITUTIONAL CLASS SHARES IS NOVEMBER 21, 2000.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Institutional Class Shares can be found in the section ADDITIONAL
                   HYPOTHETICAL FEES AND EXPENSE INFORMATION following the FINANCIAL HIGHLIGHTS.

         SHAREHOLDER FEES                                        Institutional Class
         (Fees paid directly from your investment)                     Shares
         Maximum sales charge (load) imposed on purchases                N/A



         Maximum deferred sales charge (load)                            N/A



         ANNUAL FUND OPERATING EXPENSES(1)
         (Expenses that are deducted from the Fund's assets)



         Management fees(2)                                             0.25%



         Shareholder administration fees                                0.04%



         Other expenses                                                 0.02%
                                                                         -----------



         Total annual Fund operating expenses                           0.31%



         Fee waivers and/or reimbursements                             (0.07)%
                                                                         -----------



         Total net expenses(3)                                          0.24%
                                                                         ===========

      (1)The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (2)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Institutional Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         INSTITUTIONAL CLASS SHARES              $25       $93      $167       $386

COLUMBIA GOVERNMENT RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 45.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

THE FUND IS LISTED ON THE NATIONAL ASSOCIATION OF INSURANCE COMMISSIONERS' APPROVED LIST OF MONEY MARKET MUTUAL FUNDS.

FIRST-TIER SECURITIES

A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN A RATING IN THE HIGHEST CREDIT RATING CATEGORY BY AN NRSRO OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less. Under normal circumstances, the Fund will invest at least 80% of its assets in U.S.
                   government obligations.

THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. These securities include primarily U.S. government obligations and U.S. Treasury obligations, the interest on which is generally free from state income tax.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------






 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia Government Reserves has the following risks:

      - INVESTMENT STRATEGY RISK -- Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      - TAX CONSIDERATIONS -- The distributions paid by the Fund generally come from interest on U.S. government and U.S. Treasury obligations, which may be free from state income tax, but will be subject to federal income tax and may be subject to other state and local taxes. Any portion of a distribution that comes from income paid on other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes. You should consult with your own tax adviser to determine the tax consequences to you of investing in the Fund.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

CALL YOUR INVESTMENT PROFESSIONAL AT 1.800.303.7371 FOR THE FUND'S CURRENT 7-DAY YIELD.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Institutional Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               2001     2002     2003     2004
               ----     ----     ----     ----
               4.02%    1.63%    1.00%    1.16%



              *Year-to-date return as of June 30, 2005: 1.21%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 1ST QUARTER 2001:           1.39%
         WORST: 2ND QUARTER 2004:          0.21%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                                                LIFE OF
                                                                 1 YEAR          FUND*
         INSTITUTIONAL CLASS SHARES                              1.16%          2.07%

      *THE INCEPTION DATE OF INSTITUTIONAL CLASS SHARES IS NOVEMBER 21, 2000.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Institutional Class Shares can be found in the section ADDITIONAL
                   HYPOTHETICAL FEES AND EXPENSE INFORMATION following the FINANCIAL HIGHLIGHTS.

         SHAREHOLDER FEES                                        Institutional Class
         (Fees paid directly from your investment)                     Shares
         Maximum sales charge (load) imposed on purchases                N/A



         Maximum deferred sales charge (load)                            N/A



         ANNUAL FUND OPERATING EXPENSES(1)
         (Expenses that are deducted from the Fund's assets)



         Management fees(2)                                             0.25%



         Shareholder administration fees                                0.04%



         Other expenses                                                 0.02%
                                                                         -----------



         Total annual Fund operating expenses                           0.31%



         Fee waivers and/or reimbursements                             (0.07)%
                                                                         -----------



         Total net expenses(3)                                          0.24%
                                                                         ===========

      (1)The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (2)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Institutional Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         INSTITUTIONAL CLASS SHARES              $25       $93      $167       $386

COLUMBIA MUNICIPAL RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 45.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

FIRST-TIER SECURITIES

A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN A RATING IN THE HIGHEST CREDIT RATING CATEGORY BY AN NRSRO OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from federal income taxes.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. Under normal circumstances, the Fund will invest at least 80% of its assets in securities that pay interest exempt from federal income tax, other than the federal alternative minimum tax. The Fund invests in municipal securities that, at the time of investment, are considered by the team to have minimal credit risk and to be of high quality.

The Fund may invest all or any portion of its assets in municipal securities that finance private projects, called private activity bonds.

The Fund may also invest in instruments issued by certain trusts or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issuance of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------




 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia Municipal Reserves has the following risks:

      - INVESTMENT STRATEGY RISK -- Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      - HOLDING CASH -- The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the portfolio management team believes that attractive tax-exempt investments are not available. Any cash the Fund holds does not earn income.

      - TAX CONSIDERATIONS -- The distributions paid by the Fund generally come from interest on municipal obligations, which, in turn, generally are free from federal income tax, but may be subject to the federal alternative minimum tax and state, local and other taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains generally is subject to federal, state, local and other taxes. Shares of Columbia Municipal Reserves would not be suitable investments for tax-advantaged accounts or tax-exempt investors. We generally rely on opinions of the issuer's bond counsel that interest on a bond will be exempt from applicable taxes. Tax authorities are paying increased attention to whether such interest is exempt, and we can't assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

CALL YOUR INVESTMENT PROFESSIONAL AT 1.800.303.7371 FOR THE FUND'S CURRENT 7-DAY YIELD.

--------------------------------------------------------------------------------


(BARCHART GRAPHIC) A LOOK AT THE FUND'S PERFORMANCE
                   The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Institutional Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               2001     2002     2003     2004
               ----     ----     ----     ----
               1.97%    1.32%    0.91%    1.03%



              *Year-to-date return as of June 30, 2005: 0.97%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 1ST QUARTER 2001:           0.64%
         WORST: 1ST QUARTER 2004:          0.19%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                                              LIFE OF
                                                                     1 YEAR    FUND*
         INSTITUTIONAL CLASS SHARES                                  1.03%     1.38%

      *THE INCEPTION DATE OF INSTITUTIONAL CLASS SHARES IS NOVEMBER 21, 2000.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Institutional Class Shares can be found in the section ADDITIONAL
                   HYPOTHETICAL FEES AND EXPENSE INFORMATION following the FINANCIAL HIGHLIGHTS.

         SHAREHOLDER FEES                                        Institutional Class
         (Fees paid directly from your investment)                     Shares
         Maximum sales charge (load) imposed on purchases                N/A



         Maximum deferred sales charge (load)                            N/A



         ANNUAL FUND OPERATING EXPENSES(1)
         (Expenses that are deducted from the Fund's assets)



         Management fees(2)                                             0.25%



         Shareholder administration fees                                0.04%



         Other expenses                                                 0.03%
                                                                         -----------



         Total annual Fund operating expenses                           0.32%



         Fee waivers and/or reimbursements                             (0.08)%
                                                                         -----------



         Total net expenses(3)                                          0.24%
                                                                         ===========

      (1)The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (2)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------

      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Institutional Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2006, and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         INSTITUTIONAL CLASS SHARES              $25       $95      $172       $398

COLUMBIA TAX-EXEMPT RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 45.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

FIRST-TIER SECURITIES

A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN A RATING IN THE HIGHEST CREDIT RATING CATEGORY BY AN NRSRO OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from federal income taxes.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. The Fund normally invests all of its assets in municipal securities which pay interest that is free from federal income and alternative minimum taxes. The Fund invests in municipal securities that, at the time of investment, are considered by the portfolio management team to have minimal credit risk and to be of high quality.

The Fund may also invest in instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issuance of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------




 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia Tax-Exempt Reserves has the following risks:

      - INVESTMENT STRATEGY RISK -- Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      - HOLDING CASH -- The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the portfolio management team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.

      - TAX CONSIDERATIONS -- The distributions paid by the Fund generally come from interest on municipal obligations, which, in turn, generally are free from federal income and alternative minimum taxes, but may be subject to state, local and other taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains generally is subject to federal, state and local taxes. Shares of Columbia Tax-Exempt Reserves would not be suitable investments for tax-advantaged accounts or tax-exempt investors. We generally rely on opinions of the issuer's bond counsel that interest on a bond will be exempt from applicable taxes. Tax authorities are paying increased attention to whether such interest is exempt, and we can't assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

CALL YOUR INVESTMENT PROFESSIONAL AT 1.800.303.7371 FOR THE FUND'S CURRENT 7-DAY YIELD.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Institutional Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               2003     2004
               ----     ----
               0.87%    1.00%



              *Year-to-date return as of June 30, 2005: 0.95%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 4TH QUARTER 2004:                  0.36%
         WORST: 3RD QUARTER 2003:                 0.18%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                                            LIFE OF
                                                                   1 YEAR    FUND*
         INSTITUTIONAL CLASS SHARES                                1.00%     1.00%

      *THE INCEPTION DATE OF INSTITUTIONAL CLASS SHARES IS JUNE 18, 2002.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER THAT FEES YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Institutional Class Shares can be found in the section ADDITIONAL
                   HYPOTHETICAL FEES AND EXPENSE INFORMATION following the FINANCIAL HIGHLIGHTS.

         SHAREHOLDER FEES                                       Institutional Class
         (Fees paid directly from your investment)                    Shares
         Maximum sales charge (load) imposed on purchases               N/A



         Maximum deferred sales charge (load)                           N/A



         ANNUAL FUND OPERATING EXPENSES(1)
         (Expenses that are deducted from the Fund's assets)



         Management fees(2)                                            0.25%



         Shareholder administration fees                               0.04%



         Other expenses                                                0.03%
                                                                        -----------



         Total annual Fund operating expenses                          0.32%



         Fee waivers and/or reimbursements                            (0.08)%
                                                                        -----------



         Total net expenses(3)                                         0.24%
                                                                        ===========

      (1)The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (2)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Institutional Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         INSTITUTIONAL CLASS SHARES              $25       $95      $172       $398

COLUMBIA CALIFORNIA TAX-EXEMPT RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 45.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from California state individual income tax and federal income taxes.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

Under normal circumstances, the Fund will invest at least 80% of its assets in securities that pay interest exempt from federal income tax and California state individual income tax. These securities are issued by or on behalf of the State of California, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers.

The Fund may invest up to 20% of its assets in municipal securities that finance private projects, called private activity bonds.

The Fund may also invest in instruments issued by certain trusts or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating local, national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issuance of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------




 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia California Tax-Exempt Reserves has the following risks:

      - INVESTMENT STRATEGY RISK -- This Fund is considered to be non-diversified because it invests most of its assets in securities that pay interest that is free from personal income tax in one state. The value of the Fund and the amount of interest it pays could be affected by the financial conditions of the state, and its local governments and public authorities. Although the Fund tries to maintain a share price of $1.00, an investment in the Fund could lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      - HOLDING CASH -- The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the portfolio management team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.

      - TAX CONSIDERATIONS -- The distributions paid by the Fund generally come from interest on California municipal obligations, which, in turn, generally are free from federal income tax and California state individual income tax, but may be subject to alternative minimum taxes and other state and local taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains generally is subject to federal, state and local taxes. Shares of Columbia California Tax-Exempt Reserves would not be suitable investments for tax-advantaged accounts or tax-exempt investors. We generally rely on opinions of the issuer's bond counsel that interest on a bond will be exempt from applicable taxes. Tax authorities are paying increased attention to whether such interest is exempt, and we can't assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund.

      - STATE-SPECIFIC RISK -- State-specific risk is the chance that the Fund, because it invests primarily in securities issued by California and its municipalities, is more vulnerable to unfavorable developments in California than funds that invest in municipal bonds of many different states. The current finances of California and its municipalities have improved during fiscal year 2004-05, in part due to an improved economy and higher employment rates, which increased tax revenue. California remains the state with the lowest credit rating, however. The Governor's Budget for 2005-06 projects a $6 billion deficit due to structural spending imbalances. The Governor proposes to cut program spending and to shift responsibility for certain obligations to make up the shortfall, but as of June 15, the State Legislature had not approved a final budget for the 2005-06 fiscal year. It is unclear how the current economic conditions may affect the Fund. Adverse conditions affecting California generally could have an impact on the State and California municipal securities.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

CALL YOUR INVESTMENT PROFESSIONAL AT 1.800.303.7371 FOR THE FUND'S CURRENT 7-DAY YIELD.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Institutional Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               2002     2003     2004
               ----     ----     ----
               0.86%    0.83%    0.98%



              *Year-to-date return as of June 30, 2005: 0.95%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 4TH QUARTER 2004:          0.35%
         WORST: 1ST QUARTER 2002:         0.00%*

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                                              LIFE OF
                                                                     1 YEAR    FUND*
         INSTITUTIONAL CLASS SHARES                                  0.98%     0.88%

      *THE INCEPTION DATE OF INSTITUTIONAL CLASS SHARES IS MARCH 28, 2001,
       HOWEVER, DURING THE PERIOD REFLECTED IN THE WORST QUARTERLY RETURN DISCLOSURE THE FUND EXPERIENCED STATIC PERFORMANCE DUE TO A NOMINAL ASSET LEVEL.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Institutional Class Shares can be found in the section ADDITIONAL
                   HYPOTHETICAL FEES AND EXPENSE INFORMATION following the FINANCIAL HIGHLIGHTS.

         SHAREHOLDER FEES                                        Institutional Class
         (Fees paid directly from your investment)                     Shares
         Maximum sales charge (load) imposed on purchases                N/A



         Maximum deferred sales charge (load)                            N/A



         ANNUAL FUND OPERATING EXPENSES(1)
         (Expenses that are deducted from the Fund's assets)



         Management fees(2)                                             0.25%



         Shareholder administration fees                                0.04%



         Other expenses                                                 0.03%
                                                                         -----------



         Total annual Fund operating expenses                           0.32%



         Fee waivers and/or reimbursements                             (0.08)%
                                                                         -----------



         Total net expenses(3)                                          0.24%
                                                                         ===========

      (1)The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (2)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Institutional Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         INSTITUTIONAL CLASS SHARES              $25       $95      $172       $398

COLUMBIA NEW YORK TAX-EXEMPT RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 45.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from New York state individual income tax and federal income taxes.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

Under normal circumstances, the Fund will invest at least 80% of its assets in securities that pay interest that is free from federal income tax and New York state individual income tax. These securities are issued by or on behalf of the State of New York, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers.

The Fund may invest up to 20% of its assets in municipal securities that finance private projects, called private activity bonds.

The Fund may also invest in instruments issued by certain trusts or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating local, national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issuance of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------




 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia New York Tax-Exempt Reserves has the following risks:

      - INVESTMENT STRATEGY RISK -- This Fund is considered to be non-diversified because it invests most of its assets in securities that pay interest that is free from personal income tax in one state. The value of the Fund and the amount of interest it pays could also be affected by the financial conditions of the state, its public authorities and local governments. Although the Fund tries to maintain a share price of $1.00, an investment in the Fund could lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      - HOLDING CASH -- The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the portfolio management team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.

      - TAX CONSIDERATIONS -- The distributions paid by the Fund generally come from interest on New York municipal obligations, which, in turn, generally are free from federal income tax and New York State and New York City individual income tax, but may be subject to alternative minimum taxes and other state and local taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains generally is subject to federal, state and local taxes. Shares of Columbia New York Tax-Exempt Reserves would not be a suitable investment for tax-advantaged accounts or tax-exempt investors. We generally rely on opinions of the issuer's bond counsel that interest on a bond will be exempt from applicable taxes. Tax authorities are paying increased attention to whether such interest is exempt, and we can't assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund.

      - STATE-SPECIFIC RISK -- State-specific risk is the chance that the Fund, because it invests primarily in securities issued by New York State, New York City and New York's other municipalities, is more vulnerable to unfavorable developments in New York than funds that invest in municipal bonds of many different states. Although New York's economy is diverse, with a comparatively large share of the nation's finance, insurance, transportation, communications and services employment and a very small share of the nation's farming and mining activity, adverse conditions affecting any one of these industries could have a negative impact on New York municipal securities. Travel and tourism also constitute an important part of the New York State and City economies. The September 11, 2001 terrorist attack on the World Trade Center in New York City has had and is likely to continue to have an adverse effect on all areas of the New York economy. In this regard, the long recovery from September 11th and the loss of momentum in the national recovery due to corporate governance scandals and international tensions resulted in a lengthening of the State's recession. In addition, State costs for employee pensions have increased dramatically, while costs associated with Medicaid, welfare and other entitlement programs have also risen, reflecting the impact of the national recession and jobless recovery that has followed.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

CALL YOUR INVESTMENT PROFESSIONAL AT 1.800.303.7371 FOR THE FUND'S CURRENT 7-DAY YIELD.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Institutional Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               2003     2004
               ----     ----
               n/a*     1.02%



              *Year-to-date return as of June 30, 2005: 0.95%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 4TH QUARTER 2004:          0.35%
         WORST: 1ST QUARTER 2004:         0.21%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                                            LIFE OF
                                                                   1 YEAR    FUND*
         INSTITUTIONAL CLASS SHARES                                1.02%     0.82%

      *THE INCEPTION DATE OF INSTITUTIONAL CLASS SHARES IS FEBRUARY 15, 2002.
       FROM DECEMBER 22, 2002 TO AUGUST 25, 2003 PERFORMANCE COULD NOT BE CALCULATED FOR THIS CLASS DUE TO NOMINAL ASSETS LEVELS.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Institutional Class Shares can be found in the section ADDITIONAL
                   HYPOTHETICAL FEES AND EXPENSE INFORMATION following the FINANCIAL HIGHLIGHTS.

                                                                     Institutional Class
         SHAREHOLDER FEES (Fees paid directly from your investment)         Shares
         Maximum sales charge (load) imposed on purchases                    N/A



         Maximum deferred sales charge (load)                                N/A



         ANNUAL FUND OPERATING EXPENSES(1)
         (Expenses that are deducted from the Fund's assets)



         Management fees(2)                                                 0.25%



         Shareholder administration fees                                    0.04%



         Other expenses                                                     0.28%
                                                                             ------------



         Total annual Fund operating expenses                               0.57%



         Fee waivers and/or reimbursements                                 (0.33)%
                                                                             ------------



         Total net expenses(3)                                              0.24%
                                                                             ============

      (1)The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (2)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Institutional Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         INSTITUTIONAL CLASS SHARES              $25      $149      $285       $682

Other important information
(LINE GRAPH GRAPHIC)

You'll find specific information about each Fund's investment objective, principal investment strategies and risks in the descriptions starting on page
4. The following are some other risks and information you should consider before you invest:

      - SPECIAL RULES FOR MONEY MARKET FUNDS -- Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Funds, like all money market funds:

        - may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less

        - must maintain an average dollar-weighted maturity of 90 days or less

        - may normally invest no more than 5% of their total assets in securities of the same issuer, other than U.S. government securities; however, they may invest up to 25% of their total assets in first-tier securities of a single issuer for up to three business days (except for Columbia California Tax-Exempt Reserves and Columbia New York Tax-Exempt Reserves)

        - may generally only invest in U.S. dollar denominated instruments that are determined to have minimal credit risk and are first-tier securities, except for Columbia California Tax-Exempt Reserves and Columbia New York Tax-Exempt Reserves, which also may invest in second-tier securities.

      - CHANGING INVESTMENT OBJECTIVES AND POLICIES -- The investment objective and certain investment policies of any Fund can be changed without shareholder approval. The 80% Policy of certain Funds may be changed without shareholder approval by giving the shareholder at least 60 days notice. The 80% Policy of certain other Funds and other investment policies of any Fund may be changed only with shareholder approval.

      - CHANGING TO A FEEDER FUND -- Unlike traditional mutual funds, which invest in individual securities, a "feeder fund" invests all of its assets in another fund, called a "master portfolio." Other feeder funds generally also invest in a master portfolio. The master portfolio invests in individual securities and has the same investment objective, investment strategies and principal risks as the feeder funds. This structure can help reduce a feeder fund's expenses because its assets are combined with those of other feeder funds. If a master portfolio doesn't attract other feeder funds, however, a feeder fund's expenses could be higher than those of a traditional mutual fund.

        Each Fund may become a feeder fund if the Board decides this would be in the best interest of shareholders. We don't require shareholder approval to make the change, but we'll notify you if it happens. If a

        Fund becomes a feeder fund, it will have the additional risks of investing in a master portfolio.

      - INVESTING DEFENSIVELY -- A Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. A Fund may not achieve its investment objective while it is investing defensively. Any cash a Fund holds for defensive or other reasons may not earn income.

      - BANK OF AMERICA AND ITS AFFILIATES -- Bank of America and its affiliates currently provide services to some or all of the Funds, including investment advisory, distribution, administration, shareholder servicing, sub-transfer agency and brokerage services, and are paid for providing these services. Bank of America and its affiliates also may, at times, provide other services and be compensated for them, including transfer agency, interfund lending and securities lending services, or make loans to the Funds. Finally, Bank of America or its affiliates may serve as counterparties in transactions with Columbia Funds where permitted by law or regulation, and may receive compensation in that capacity.

      - PORTFOLIO SECURITIES DISCLOSURE -- A description of Columbia Funds' policies and procedures with respect to the disclosure of portfolio securities is available in the Funds' SAI and on the Columbia Funds' website at www.columbiafunds.com under Fund Portfolio Data. In addition, a complete list of each Fund's portfolio holdings for each calendar month will be available upon request to 5 business days following each month-end.

      - INFORMATION FOR FEDERALLY CHARTERED CREDIT UNIONS -- Shares of Columbia Treasury Reserves and Columbia Government Reserves are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration Rules and Regulations and the National Credit Union Administration Letter Number 155.

      - HOUSEHOLDING -- In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of a Fund's prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call your investment professional at 1.800.303.7371. We will begin sending your individual copies with the next scheduled mailing.

      - PORTFOLIO TRANSACTION COSTS -- Each Fund may incur significant transaction costs that are in addition to the total annual Fund operating expenses disclosed in the fee tables. These transaction costs are made up of all the costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of a Fund's transactions costs are not.

How the Funds are managed

(PEOPLE GRAPHIC)

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
ADVISORS, LLC

100 FEDERAL STREET
BOSTON, MA 02110

COLUMBIA MANAGEMENT GROUP (COLUMBIA MANAGEMENT) IS THE PRIMARY INVESTMENT MANAGEMENT DIVISION OF BANK OF AMERICA CORPORATION. THE ADVISER, COLUMBIA MANAGEMENT ADVISORS, LLC AND COLUMBIA WANGER ASSET MANAGER, L.P. ARE COLUMBIA MANAGEMENT ENTITIES THAT FURNISH INVESTMENT MANAGEMENT SERVICES AND ADVISE INSTITUTIONAL AND MUTUAL FUND PORTFOLIOS.

--------------------------------------------------------------------------------


INVESTMENT ADVISER

The Adviser is the investment adviser to over 70 mutual fund portfolios in the Columbia Funds Family, including the Money Market Funds described in this prospectus.

The Adviser is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes, including equity and fixed income securities, and money market instruments.

Currently managing more than $185 billion, the Adviser acts as investment manager for individuals, corporations, private investment companies and financial institutions. The Adviser uses a team approach to investment management. Each team has access to the latest technology and analytical resources.

Columbia Funds pays the Adviser an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly.

A discussion regarding the basis for the Board of Trustees approving the investment advisory agreement with the Adviser is available in the Funds' annual report to shareholders for the fiscal year ended March 31.

The Adviser has agreed to waive fees and/or reimburse expenses for certain Funds until July 31, 2006. You'll find a discussion of any waiver and/or reimbursement in the Fund descriptions. There is no assurance that the Adviser will continue to waive and/or reimburse any fees and/or expenses after this date.

The following chart shows the maximum advisory fees the Adviser can receive, along with the actual advisory fees the Adviser and/or an affiliate received during the Funds' last fiscal year, after waivers and/or reimbursements:

ANNUAL INVESTMENT ADVISORY FEE, AS A % OF AVERAGE DAILY NET ASSETS


                                                             MAXIMUM    ACTUAL FEE
                                                             ADVISORY    PAID LAST
                                                               FEE      FISCAL YEAR
  COLUMBIA CASH RESERVES                                      0.15%        0.12%



  COLUMBIA MONEY MARKET RESERVES                              0.15%        0.12%



  COLUMBIA TREASURY RESERVES                                  0.15%        0.12%



  COLUMBIA GOVERNMENT RESERVES                                0.15%        0.12%



  COLUMBIA MUNICIPAL RESERVES                                 0.15%        0.12%



  COLUMBIA TAX-EXEMPT RESERVES                                0.15%        0.12%



  COLUMBIA CALIFORNIA TAX-EXEMPT RESERVES                     0.15%        0.12%



  COLUMBIA NEW YORK TAX-EXEMPT RESERVES                       0.15%        0.15%

INVESTMENT SUB-ADVISER

Columbia Funds and the Adviser may engage one or more investment sub-advisers for each Fund to make day-to-day investment decisions for the Fund. The Adviser retains ultimate responsibility (subject to Board oversight) for overseeing the sub-advisers and evaluates the Funds' needs and available sub-advisers' skills and abilities on an ongoing basis. Based on its evaluations, the Adviser may at times recommend to the Board that a Fund:

  - change, add or terminate one or more sub-advisers;

  - continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or

  - materially change a sub-advisory agreement with a sub-adviser.

Applicable law requires a Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders' best interests. The Adviser and the Funds have applied for relief from the SEC to permit the Funds to act on many of the Adviser's recommendations with approval only by the Board and not by Fund shareholders. The Adviser or a Fund would inform the Fund's shareholders of any actions taken in reliance on this relief. Until the Adviser and the Funds obtain the relief, each Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

A discussion regarding the basis for the Board of Trustees approving the investment sub-advisory agreement with each sub-adviser is available in the Funds' annual report to shareholders for the fiscal year ended March 31.

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT DISTRIBUTORS, INC.

ONE FINANCIAL CENTER
BOSTON, MA 02111-2621

--------------------------------------------------------------------------------


OTHER SERVICE PROVIDERS

The Funds are distributed by Columbia Management Distributors, Inc. (Distributor), a registered broker/dealer.


--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
ADVISORS, LLC

100 FEDERAL STREET
BOSTON, MA 02110

--------------------------------------------------------------------------------


Columbia Management Advisors, LLC is the administrator of the Funds, and is responsible for overseeing the administrative operations of the Funds. The Funds pay Columbia Management Advisors, LLC a fee of 0.10% for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Funds, and is paid monthly. The Funds also pay shareholder administration fees to Columbia Management Advisors, Inc., its affiliates and/or other financial institutions and intermediaries for providing services to investors.

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
SERVICES, INC.

P.O. BOX 8081
BOSTON, MA 02266-8081

--------------------------------------------------------------------------------


Columbia Management Services, Inc., also known as Columbia Funds Services (Transfer Agent), is the transfer agent for the Funds' shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

ABOUT YOUR INVESTMENT
--------------------------------------------------------------------------------

Buying, selling and exchanging shares
(BUYING, SELLING AND EXCHANGING SHARES GRAPHIC)

--------------------------------------------------------------------------------

WHEN YOU SELL SHARES OF A MUTUAL FUND, THE FUND IS EFFECTIVELY "BUYING" THEM BACK FROM YOU. THIS IS CALLED A REDEMPTION.

--------------------------------------------------------------------------------

This prospectus offers Institutional Class Shares of the Funds. Here are some general rules about this class of shares:

  - Institutional Class Shares are available on a direct basis or through certain financial institutions and intermediaries for their own accounts, and for certain client accounts for which they may provide automated cash management or other similar services (Cash Management Services). This share class may be used in connection with specific Cash Management Services programs, including programs designed for certain sweep account customers of Bank of America. This class of shares may be offered by:

    - Bank of America and certain of its affiliates

    - certain other financial institutions and intermediaries, including financial planners and investment advisers.

  - The minimum initial investment is $750,000. Financial institutions or intermediaries can total the investments they make on behalf of their clients to meet the minimum initial investment amount. Client accounts for which the financial institution or intermediary no longer acts as fiduciary, agent or custodian may no longer be eligible to purchase or hold Institutional Class Shares.

  - There is no minimum amount for additional investments.

  - There are no sales charges for buying, selling or exchanging these shares.

  - Please contact your investment professional for more information about the availability of this share class.

You'll find more information about buying, selling and exchanging Institutional Class Shares on the pages that follow. You should also ask your financial institution or intermediary about its limits, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related services and programs.

If you have questions about buying, selling or exchanging, or you need help placing an order, please call your investment professional at 1.800.303.7371.

Federal law requires the Funds to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Funds may need to delay the date of your purchase or may be unable to open your account which may result in a return of your investment monies. In addition, if the Funds are unable to verify your identity after your account is open, the Funds reserve the right to close your account or take other steps as deemed reasonable. The Funds shall not be held liable for any loss resulting from any purchase delay, application rejection, or account closure due to a failure to provide proper identifying information.

--------------------------------------------------------------------------------

A BUSINESS DAY IS ANY DAY THAT THE FEDERAL RESERVE BANK OF NEW YORK AND THE NEW YORK STOCK EXCHANGE (NYSE) ARE OPEN. THE MONEY MARKET FUNDS RESERVE THE RIGHT TO CLOSE EARLY ON BUSINESS DAYS PRECEDING OR FOLLOWING NATIONAL HOLIDAYS, IF THE PRIMARY GOVERNMENT SECURITIES DEALERS HAVE CLOSED EARLY AND/OR IF THE BOND MARKET ASSOCIATION RECOMMENDS THAT THE SECURITIES MARKETS CLOSE EARLY.

IN ADDITION TO WEEKENDS, EITHER THE FEDERAL RESERVE BANK OF NEW YORK OR THE NYSE IS CLOSED ON THE FOLLOWING NATIONAL HOLIDAYS: NEW YEAR'S DAY, MARTIN LUTHER KING, JR. DAY, PRESIDENTS' DAY, GOOD FRIDAY, MEMORIAL DAY, INDEPENDENCE DAY, LABOR DAY, COLUMBUS DAY, VETERANS DAY, THANKSGIVING DAY AND CHRISTMAS DAY.

--------------------------------------------------------------------------------


HOW SHARES ARE PRICED

All transactions are based on the price of a Fund's shares -- or its net asset value per share. We calculate net asset value per share at the following times (unless the Fund closes early):

  - 9:45 a.m., 11:00 a.m., 2:30 p.m. and 5:00 p.m. Eastern time each business day for each share class of Columbia Cash Reserves, Columbia Money Market Reserves and Columbia Treasury Reserves

  - 9:45 a.m., 11:00 a.m. and 2:30 p.m. Eastern time each business day for each share class of Columbia Government Reserves

  - 12:00 noon Eastern time each business day for each share class of Columbia Municipal Reserves and Columbia Tax-Exempt Reserves

  - 11:30 a.m. Eastern time each business day for each share class of Columbia California Tax-Exempt Reserves and Columbia New York Tax-Exempt Reserves

First, we calculate the net asset value for each class of a Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.

Although we try to maintain a net asset value per share of $1.00 for the Funds, we can't guarantee that we will be able to do so.

VALUING SECURITIES IN A FUND

The value of a Fund's assets is based on the total market value of all of the securities it holds. We use the amortized cost method, which approximates market value, to value the assets in the Money Market Funds.

HOW ORDERS ARE PROCESSED

Orders to buy, sell or exchange shares are processed on business days. Orders to buy, sell or exchange shares may be delivered to the Transfer Agent by phone, in writing, or through the internet. For more information on account and trading restrictions and special sign-up procedures for internet transactions, please call us at 800-353-0828 for institutional investors or 800-345-6611 for individual investors. The Transfer Agent has procedures in place to authenticate electronic instructions. You will be asked to accept the terms of an online agreement(s) and utilize a password for internet services. Orders received in good order by the Fund, Distributor, Transfer Agent or their agents by the following times on a business day (unless the Fund closes early) will be processed as follows:

  - If your order for Columbia Cash Reserves, Columbia Money Market Reserves or Columbia Treasury Reserves is received in good form by the Transfer Agent by 5:00 p.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you'll receive that day's dividends). If your order is received in good form by the Transfer Agent after 5:00 p.m. Eastern time, you will receive the next net asset value per share determined on the following business day (and in the case of purchases you'll begin receiving dividends the next day).

  - If your order for Columbia Government Reserves is received in good form by the Transfer Agent by 2:30 p.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you'll receive that day's dividends). If your order is received in good form by the Transfer Agent after 2:30 p.m. you will receive the next net asset value per share determined on the following business day (and in the case of purchases you'll begin receiving dividends the next day).

  - If your order for Columbia Municipal Reserves or Columbia Tax-Exempt Reserves is received in good form by the Transfer Agent by 12:00 noon p.m. Eastern time, in the case of purchases you will receive that day's net asset value per share. If your order is received in good form by the Transfer Agent after 12:00 noon p.m. Eastern time, you will receive the next net asset value per share determined on the following business day (and in the case of purchases you'll begin receiving dividends the next day).

  - If your order for Columbia California Tax-Exempt Reserves or Columbia New York Tax-Exempt Reserves is received in good form by the Transfer Agent by 11:30 a.m. Eastern time, in the case of purchases you will receive that day's net asset value per share. If your order is received in good form by the Transfer Agent after 11:30 a.m. Eastern time, you will receive the next net asset value per share determined on the following business day (and in the case of purchases you'll begin receiving dividends the next day).

Investors are encouraged to place orders to sell as early in the day as possible. Orders received after these times will receive the next business day's net asset value per share. The business day that applies to an order is also called the trade date. We may refuse any order to buy or exchange shares. If this happens, we'll return any money we've received.

TELEPHONE ORDERS
You can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of our account application and send it to us.

Here's how telephone orders work:

  - If you sign up for telephone orders after you open your account, you must have your signature Medallion Guaranteed.

  - Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order.

  - We'll take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. If we and our service providers don't take these steps, we may be liable for any losses from unauthorized or fraudulent instructions.

  - Telephone orders may be difficult to complete during periods of significant economic or market change.

--------------------------------------------------------------------------------

THE NET ASSET VALUE PER SHARE IS THE PRICE OF A SHARE CALCULATED BY A FUND EVERY BUSINESS DAY.

--------------------------------------------------------------------------------


(BUYING SHARES       BUYING SHARES
  GRAPHIC)

      Here are some general rules for buying shares:

        - You buy Institutional Class Shares at net asset value per share.

        - We must receive payment by the close of the Federal Reserve wire transfer system (typically 6 p.m. Eastern time on the business day the Fund, Distributor, Transfer Agent or their agents receive the order (unless the Fund closes early).

        If we receive payment after this time, we'll refuse the order. We'll return any payment received for orders that we refuse. We can change this time under certain circumstances, for example, when there's more wiring activity than normal.

        - Financial institutions and intermediaries are responsible for sending orders to us and for ensuring that we receive your money on time.

        - Shares purchased are recorded on the books of the Fund. We don't issue certificates.

--------------------------------------------------------------------------------

"GOOD FORM" MEANS THAT THE MONEY USED TO PURCHASE YOUR SHARES IS FULLY COLLECTED. WHEN SELLING SHARES BY LETTER OF INSTRUCTION, "GOOD FORM" ALSO MEANS
(I) YOUR LETTER HAS COMPLETE INSTRUCTIONS, THE PROPER SIGNATURES AND MEDALLION SIGNATURE GUARANTEES AND (II) ANY OTHER REQUIRED DOCUMENTS ARE ATTACHED. FOR ADDITIONAL DOCUMENTS REQUIRED FOR SALES BY CORPORATIONS, AGENTS FIDUCIARIES, SURVIVING JOINT OWNERS AND OTHER LEGAL ENTITIES PLEASE CALL 1.800.303.7371. NO INTEREST WILL BE PAID ON UNCASHED REDEMPTION CHECKS.

--------------------------------------------------------------------------------



(SELLING SHARES      SELLING SHARES
  GRAPHIC)

      Here are some general rules for selling shares:

        - We normally send the sale proceeds by Fedwire as soon as practicable following the net asset value determination time applicable to your order. For more information please refer to How orders are processed or contact the Transfer Agent.

        - If you paid for your shares with a check that wasn't certified, we'll hold the sale proceeds when you sell those shares for at least 15 days after the trade date of the purchase.

        - Financial institutions and intermediaries are responsible for sending orders to us and for depositing the sale proceeds to your account on time.

        - Under certain circumstances allowed under the 1940 Act, we can pay you in securities or other property when you sell your shares (except shares of Columbia Treasury Reserves).

        - We can delay payment of the sale proceeds of Columbia Cash Reserves, Columbia Money Market Reserves, Columbia Treasury Reserves or Columbia Government Reserves for one day, or longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Banks or under the extraordinary circumstances described in Section 22(e) of the 1940 Act. Generally, those extraordinary circumstances are when: (i) the NYSE is closed or trading is restricted, (ii) an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of the Fund's net assets not reasonably practicable, or (iii) the SEC by order permits the suspension of the right of redemption for the protection of investors.

        - We can delay payment of the sale proceeds of Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves or Columbia New York Tax-Exempt Reserves for up to seven days.

        - Other restrictions may apply to retirement plan accounts. For more information about these restrictions, please contact your retirement plan administrator.

      We may sell your shares:

        - if the value of your account falls below $1,000 (other than as a result of depreciation in share value), or your account may be subject to an annual fee of $10. The Transfer Agent will send you written notification of such action and provide details on how you can add money to your account to avoid this penalty

        - if a financial institution or intermediary tells us to sell your shares under arrangements made with you

        - under certain other circumstances allowed under the 1940 Act

--------------------------------------------------------------------------------

YOU SHOULD MAKE SURE YOU UNDERSTAND THE INVESTMENT OBJECTIVE AND POLICIES OF THE FUND YOU'RE EXCHANGING INTO. PLEASE READ ITS PROSPECTUS CAREFULLY.
--------------------------------------------------------------------------------



(EXCHANGING SHARES   EXCHANGING SHARES
  GRAPHIC)

      You can generally sell shares of a Fund to buy shares of another Fund distributed by the Distributor. This is called an exchange. You might want to do this if your investment goals or tolerance for risk change.

      Here's how exchanges work:

        - You can generally exchange Institutional Class Shares of a Fund for Institutional Class Shares of any other Fund distributed by the Distributor. Some exceptions apply.

        - The rules for buying shares of a Fund, including any minimum investment requirements, apply to exchanges into that Fund.

        - You may only make exchanges into a Fund that is legally sold in your state of residence.

        - You generally may only make an exchange into a Fund that is accepting investments.

        - A sales charge may apply when exchanging from a Money Market Fund to a Fund with a front-end sales charge.

        - We may limit the number of exchanges you can make within a specified period of time.

        - We may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

        - You cannot exchange any shares you own in certificate form until Transfer Agent has received the certificate and deposited the shares to your account.

Shareholder administration fees
(PERCENT GRAPHIC)

--------------------------------------------------------------------------------

FINANCIAL INSTITUTIONS AND INTERMEDIARIES MAY CHARGE OTHER FEES FOR SERVICES PROVIDED TO YOUR ACCOUNT.
--------------------------------------------------------------------------------


The Adviser, its affiliates and/or other financial institutions and intermediaries may receive a maximum annual shareholder administration fee of 0.04% of the average daily net assets of Institutional Class Shares of the Funds under a shareholder administration plan.

Fees are calculated daily and paid monthly. Because these fees are paid out of the Funds' assets on an ongoing basis, over time they will increase the cost of your investment.

The Funds pay these fees to eligible financial institutions and intermediaries for as long as the plan continues. We may reduce or discontinue payments at any time.

The Adviser and Distributor may pay significant amounts from their own assets to servicing agents of the Funds for distribution-related activities or other services they provide. These amounts, which are in addition to any sales charges, distribution (12b-1) and shareholder servicing fees paid by the Funds, may be fixed dollar amounts or a percentage of sales or both, and may be up-front or ongoing payments or both. Agents may agree to provide a variety of marketing related services or access-advantages to the Funds, including, for example, presenting Funds on "preferred" or "select" lists, in return for the payments. Servicing agents, in turn, may pay some or all of these amounts to their employees who recommend or sell Fund shares or allocate or invest client assets among different investment options.

In addition, the Adviser and Distributor may pay significant amounts from their own assets for services provided and costs incurred by third parties of a type that would typically be provided or incurred directly by the Columbia Funds' transfer agent. The Columbia Funds also may pay significant amounts to third party intermediaries, including servicing agents, for providing these types of services or incurring these types of costs.

These and other payments, and the difference between payments made with respect to the Funds and those made with respect to other mutual funds available through the agent, may give rise to conflicts of interest between the agent and its clients. You should be aware of these potential conflicts of interest and discuss these matters with your servicing agent.

Distributions and taxes
(TAXES GRAPHIC)

--------------------------------------------------------------------------------

THE POWER OF COMPOUNDING

REINVESTING YOUR DISTRIBUTIONS BUYS YOU MORE SHARES OF A FUND -- WHICH LETS YOU TAKE ADVANTAGE OF THE POTENTIAL FOR COMPOUND GROWTH.

PUTTING THE MONEY YOU EARN BACK INTO YOUR INVESTMENT MEANS IT, IN TURN, MAY EARN EVEN MORE MONEY. OVER TIME, THE POWER OF COMPOUNDING HAS THE POTENTIAL TO SIGNIFICANTLY INCREASE THE VALUE OF YOUR INVESTMENT. THERE IS NO ASSURANCE, HOWEVER, THAT YOU'LL EARN MORE MONEY IF YOU REINVEST YOUR DISTRIBUTIONS.
--------------------------------------------------------------------------------


ABOUT DISTRIBUTIONS

A mutual fund can make money two ways:

  - It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.

  - A fund can also have capital gain if the value of its investments increases. If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.

A mutual fund is not subject to federal income tax as long as it distributes all of its net investment income and net realized capital gain to its shareholders. The Funds intend to pay out a sufficient amount of their income and capital gain to their shareholders so the Funds won't have to pay any federal income tax. When a Fund makes this kind of a payment, it's split among all shares and is called a distribution.

Although the Funds do not expect to realize any capital gain, any capital gain realized by a Fund will be distributed at least once a year. The Funds declare distributions of net investment income each business day, and pay them on the first business day of each month. Normally, each Fund will declare and pay distributions of net investment income as indicated above. The Funds may, however, declare and pay distributions of net investment income more frequently.

Any distribution you receive is paid based on the number of shares you hold on the record date, which is usually the day the distribution is declared (daily distribution Funds) or the day before the distribution is declared (all other Funds). Shares are eligible to receive net investment income distributions from the settlement date (daily distribution Funds), trade date (all other Funds) or realized capital gain from the trade date of the purchase up to and including the day before the shares are sold.

Different share classes of a Fund usually pay different net investment income distribution amounts, because each class has different expenses.

We'll automatically reinvest distributions in additional shares of the same Fund unless you tell us you want to receive your distributions in cash. You can do this by calling your investment professional at 1.800.303.7371. Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

--------------------------------------------------------------------------------

THIS INFORMATION IS A SUMMARY OF HOW FEDERAL INCOME TAXES MAY AFFECT YOUR INVESTMENT IN THE FUNDS. IT DOES NOT APPLY TO FOREIGN OR TAX-EXEMPT INVESTORS OR THOSE HOLDING FUND SHARES THROUGH A TAX-ADVANTAGED ACCOUNT, SUCH AS A 401(K) PLAN OR IRA. THIS INFORMATION IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING. YOU SHOULD CONSULT WITH YOUR OWN TAX ADVISER ABOUT YOUR SITUATION, INCLUDING ANY FOREIGN, STATE AND LOCAL TAXES THAT MAY APPLY.




 FOR MORE INFORMATION ABOUT TAXES, PLEASE SEE THE SAI.

--------------------------------------------------------------------------------


HOW TAXES AFFECT YOUR INVESTMENT

Distributions of a Fund's ordinary income and any net short-term capital gain, if any, generally are taxable to you as ordinary income. Although the Funds do not expect to realize any capital gain, any distributions of realized net long-term capital gain, if any, generally are taxable to you as long-term capital gain.

In general, corporate shareholders will not be able to deduct any distributions when determining their taxable income. Fund distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund. Following the end of each year, we'll send you a notice that tells you how much you've received in distributions during the year and their federal tax status. State and local taxes may also apply to distributions.

COLUMBIA MUNICIPAL RESERVES, COLUMBIA TAX-EXEMPT RESERVES, COLUMBIA CALIFORNIA TAX-EXEMPT RESERVES, COLUMBIA NEW YORK TAX-EXEMPT RESERVES

In general, you will not be subject to federal income tax on distributions from Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves and Columbia New York Tax-Exempt Reserves of their tax-exempt interest income. Distributions from Columbia California Tax-Exempt Reserves of its interest income from California municipal securities will not be subject to California state individual income tax. Distributions from Columbia New York Tax-Exempt Reserves of its interest income from New York municipal securities will not be subject to New York State and New York City individual income tax. Distributions from these Funds, however, may be subject to state, local and other taxes.

Although these Funds do not intend to earn any taxable income or capital gain, any distributions of such income or gain generally are subject to tax.

A portion of the distributions from Columbia Municipal Reserves, Columbia California Tax-Exempt Reserves and Columbia New York Tax-Exempt Reserves may also be subject to alternative minimum taxes.

U.S. GOVERNMENT OBLIGATIONS

If you invest in U.S. government obligations directly, interest on those obligations is free from state and local individual income taxes. Distributions you receive that come from interest a Fund earns from U.S. government obligations may not be exempt from these taxes. Please consult with your tax adviser.

WITHHOLDING TAX

We're required by federal law to withhold tax on any distributions and redemption proceeds paid to you (including amounts paid in securities and exchanges) if:

  - you haven't given us a correct Taxpayer Identification Number (TIN), usually your social security or employer identification number, and haven't certified that the TIN is correct and withholding doesn't apply

  - the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records

  - the IRS informs us that you are otherwise subject to backup withholding

The IRS may also impose penalties against you if you don't give us a correct
TIN.

Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.

TAXATION OF REDEMPTIONS AND EXCHANGES

As long as a Fund continually maintains a $1.00 net asset value per share, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your shares of the Fund.

Legal matters

On February 9, 2005, Banc of America Capital Management, LLC ("BACAP" (now, The Advisor)) and BACAP Distributors, LLC (which has subsequently merged into the Distributor) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the SEC (the "SEC Order"). A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website. Under the terms of the NYAG Settlement and SEC Order, BACAP and BACAP Distributors, LLC have agreed, among other things, to pay disgorgement and civil money penalties, to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices, to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures and to reduce management fees for five years. BACAP and BACAP Distributors, LLC are currently in the process of implementing the various terms of the NYAG Settlement and SEC Order.

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Columbia Funds Series Trust (formerly known as Nations Funds Trust), its Board of Trustees, Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors, LLC (collectively "BAC"). On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust (now known as Columbia Funds Series Trust), the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under the federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action. The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

Separately, a putative class action (Reinke v. Bank of America N.A., et al.) was filed against Nations Funds Trust and others on December 6, 2004 in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. Nations Funds Trust has filed a "motion to dismiss" that is pending. Discovery has recently been initiated. At the present time, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

Financial highlights
(DOLLAR SIGN GRAPHIC)

The financial highlights table is designed to help you understand how the Funds have performed for the past five years or, if shorter, the period of a Fund's operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned, assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP. The independent registered public accounting firm's report and Columbia Funds financial statements are incorporated by reference into the SAI. Please see the back cover of this prospectus to find out how you can get a copy of the SAI.

COLUMBIA CASH RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                           YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED   PERIOD ENDED
  INSTITUTIONAL CLASS SHARES                03/31/05      03/31/04      03/31/03      03/31/02     03/31/01*
  Net asset value, beginning of period       $1.00         $1.00         $1.00         $1.00         $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)               0.0154        0.0096        0.0158        0.0316        0.0192
  LESS DISTRIBUTIONS:
  Dividends from net investment income      (0.0154)      (0.0096)      (0.0158)      (0.0316)      (0.0192)
  Net asset value, end of period             $1.00         $1.00         $1.00         $1.00         $1.00
  TOTAL RETURN++                             1.55%         0.97%         1.59%         3.21%         1.90%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)     $4,869,930    $5,350,799    $4,541,350    $3,257,737     $651,116
  Ratio of operating expenses to average
    net assets(a)                            0.24%        0.24%(c)      0.24%(b)      0.24%(b)       0.24%+
  Ratio of net investment income/(loss)
    to average net assets                    1.52%         0.97%         1.58%         2.88%         6.18%+
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements(a)                0.31%         0.30%         0.30%         0.31%         0.31%+

* Columbia Cash Reserves Institutional Class Shares commenced operations on November 30, 2000.
+ Annualized.
++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
(a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
(b) The effect of interest expense on the operating expense ratio was less than 0.01%.
(c) The reimbursement from the investment adviser is included in the ratio of operating expenses to average net assets (with waivers). The effect of this reimbursement on the operating expense ratio (with waivers) was less than 0.01%.

COLUMBIA MONEY MARKET RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                           YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED   PERIOD ENDED
  INSTITUTIONAL CLASS SHARES                03/31/05      03/31/04      03/31/03      03/31/02     03/31/01*
  Net asset value, beginning of period       $1.00         $1.00         $1.00         $1.00         $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)               0.0153        0.0094        0.0151        0.0307        0.0221
  LESS DISTRIBUTIONS:
  Dividends from net investment income      (0.0153)      (0.0094)      (0.0151)      (0.0307)      (0.0221)
  Net asset value, end of period             $1.00         $1.00         $1.00         $1.00         $1.00
  TOTAL RETURN++                             1.54%         0.94%         1.52%         3.12%         2.23%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)     $1,915,745     $937,474      $721,023      $535,650      $574,968
  Ratio of operating expenses to average
    net assets(a)                            0.24%         0.24%        0.24%(b)       0.24%       0.24%+(b)
  Ratio of net investment income/(loss)
    to average net assets                    1.59%         0.94%         1.50%         2.81%         6.15%+
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements(a)                0.31%         0.30%         0.30%         0.32%         0.31%+

* Columbia Money Market Reserves Institutional Class Shares commenced operations on November 17, 2000.
+ Annualized.
++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
(a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
(b) The effect of interest expense on the operating expense ratio was less than 0.01%.

COLUMBIA TREASURY RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                           YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED   PERIOD ENDED
  INSTITUTIONAL CLASS SHARES                03/31/05      03/31/04      03/31/03      03/31/02     03/31/01*
  Net asset value, beginning of period       $1.00         $1.00         $1.00         $1.00         $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)               0.0140        0.0089        0.0146        0.0298        0.0206
  LESS DISTRIBUTIONS:
  Dividends from net investment income      (0.0140)      (0.0089)      (0.0146)      (0.0298)      (0.0206)
  Net asset value, end of period             $1.00         $1.00         $1.00         $1.00         $1.00
  TOTAL RETURN++                             1.41%         0.90%         1.47%         3.02%         2.08%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)      $439,022      $498,188      $538,719      $383,265      $29,572
  Ratio of operating expenses to average
    net assets(a)                            0.24%         0.24%         0.24%         0.24%       0.24%+(b)
  Ratio of net investment income/(loss)
    to average net assets                    1.42%         0.90%         1.48%         2.77%         5.95%+
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements(a)                0.31%         0.30%         0.30%         0.31%         0.31%+

* Columbia Treasury Reserves Institutional Class Shares commenced operations on November 21, 2000.
+ Annualized.
++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
(a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
(b) The effect of interest expense on the operating expense ratio was less than 0.01%.

COLUMBIA GOVERNMENT RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                           YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED   PERIOD ENDED
  INSTITUTIONAL CLASS SHARES                03/31/05      03/31/04      03/31/03      03/31/02     03/31/01*
  Net asset value, beginning of period       $1.00         $1.00         $1.00         $1.00         $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)               0.0148        0.0091        0.0147        0.0299        0.0210
  LESS DISTRIBUTIONS:
  Dividends from net investment income      (0.0148)      (0.0091)      (0.0147)      (0.0299)      (0.0210)
  Net asset value, end of period             $1.00         $1.00         $1.00         $1.00         $1.00
  TOTAL RETURN++                             1.49%         0.92%         1.48%         3.03%         2.12%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)      $186,374      $438,059      $81,814       $86,551       $260,087
  Ratio of operating expenses to average
    net assets(a)                            0.24%         0.24%         0.24%         0.24%         0.24%+
  Ratio of net investment income/(loss)
    to average net assets                    1.45%         0.92%         1.44%         2.66%         6.02%+
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements(a)                0.31%         0.30%         0.31%         0.32%         0.33%+

* Columbia Government Reserves Institutional Class Shares commenced operations on November 21, 2000.
+ Annualized.
++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
(a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

COLUMBIA MUNICIPAL RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                           YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED   PERIOD ENDED
  INSTITUTIONAL CLASS SHARES                03/31/05      03/31/04      03/31/03      03/31/02     03/31/01*
  Net asset value, beginning of period       $1.00         $1.00         $1.00         $1.00         $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)               0.0124        0.0085        0.0123        0.0163        0.0110
  LESS DISTRIBUTIONS:
  Dividends from net investment income      (0.0124)      (0.0085)      (0.0123)      (0.0163)      (0.0110)
  Net asset value, end of period             $1.00         $1.00         $1.00         $1.00         $1.00
  TOTAL RETURN++                             1.24%         0.86%         1.24%         1.64%         1.10%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)      $871,984      $479,770      $204,206      $85,432       $16,116
  Ratio of operating expenses to average
    net assets                               0.24%         0.24%         0.24%         0.24%         0.24%+
  Ratio of net investment income/(loss)
    to average net assets                    1.33%         0.84%         1.19%         1.99%         3.89%+
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                   0.32%         0.31%         0.32%         0.34%         0.33%+

* Columbia Municipal Reserves Institutional Class Shares commenced operations on November 21, 2000.
+ Annualized.
++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

COLUMBIA TAX-EXEMPT RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                           YEAR ENDED    YEAR ENDED   PERIOD ENDED
  INSTITUTIONAL CLASS SHARES                03/31/05      03/31/04     03/31/03*
  Net asset value, beginning of period       $1.00         $1.00         $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)               0.0121        0.0082        0.0090
  LESS DISTRIBUTIONS:
  Dividends from net investment income      (0.0121)      (0.0082)      (0.0090)
  Net asset value, end of period             $1.00         $1.00         $1.00
  TOTAL RETURN++                             1.22%         0.82%         0.91%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)      $89,811       $68,512       $23,348
  Ratio of operating expenses to average
    net assets                               0.24%         0.24%         0.24%+
  Ratio of net investment income/(loss)
    to average net assets                    1.23%         0.80%         1.09%+
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                   0.32%         0.31%         0.32%+

* Columbia Tax-Exempt Reserves Institutional Class Shares commenced operations on June 18, 2002.
+ Annualized.
++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

COLUMBIA CALIFORNIA TAX-EXEMPT
RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                           YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED   PERIOD ENDED
  INSTITUTIONAL CLASS SHARES                03/31/05      03/31/04      03/31/03      03/31/02     03/31/01*
  Net asset value, beginning of period       $1.00         $1.00         $1.00         $1.00         $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)               0.0119        0.0079        0.0106        0.0061        0.0003
  LESS DISTRIBUTIONS:
  Dividends from net investment income      (0.0119)      (0.0079)      (0.0106)      (0.0061)      (0.0003)
  Net asset value, end of period             $1.00         $1.00         $1.00         $1.00         $1.00
  TOTAL RETURN++                             1.20%         0.80%         1.08%         0.63%         0.03%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)      $83,596       $126,531       $1,537        $ --#         $1,000
  Ratio of operating expenses to average
    net assets                               0.24%         0.24%         0.24%         0.24%         0.24%+
  Ratio of net investment income/(loss)
    to average net assets                    1.16%         0.79%         1.11%         1.34%         3.29%+
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                   0.32%         0.31%         0.31%         0.32%         0.32%+

* Columbia California Tax-Exempt Reserves Institutional Class Shares commenced operations on March 28, 2001.
+ Annualized.
++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
# Amount represents less than $500.

COLUMBIA NEW YORK TAX-EXEMPT
RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                           YEAR ENDED   PERIOD ENDED  PERIOD ENDED  PERIOD ENDED
  INSTITUTIONAL CLASS SHARES                03/31/05     3/31/04***    12/22/02**    03/31/02*
  Net asset value, beginning of period       $1.00         $1.00         $1.00         $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)               0.0121        0.0050        0.0091        0.0013
  LESS DISTRIBUTIONS:
  Dividends from net investment income      (0.0121)      (0.0050)      (0.0091)      (0.0013)
  Net asset value, end of period             $1.00         $1.00         $1.00         $1.00
  TOTAL RETURN++                             1.22%         0.50%         0.91%         1.16%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)      $74,101       $48,222         $--#           $1
  Ratio of operating expenses to average
    net assets                               0.24%         0.24%         0.17%+        0.24%+
  Ratio of net investment income/(loss)
    to average net assets                    1.30%         0.89%         1.23%+        0.99%+
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                   0.57%         0.53%         0.82%+        4.55%+

* Columbia New York Tax-Exempt Reserves Institutional Class Shares commenced on February 15, 2002.
** Columbia New York Tax-Exempt Reserves Institutional Class Shares were fully redeemed on December 22, 2002.
*** Columbia New York Tax-Exempt Reserves Institutional Class Shares recommenced operations on August 25, 2003.
+ Annualized.
++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
# Amount represents less than $500.

Additional hypothetical fees and expense information

The supplemental hypothetical investment information on the following pages provides additional information about the effect of the fees and expenses of each Fund, including investment advisory fees and other Fund costs, on the Funds' returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in the class of the Funds assuming a 5% return each year, the hypothetical year-end balance before fees and expenses and the cumulative return after fees and expenses. The charts also assume that the annual expense ratios stay the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratio used for each Fund, which is the same as that stated in the Annual Fund Operating Expenses tables, is reflected in the charts and is net of any contractual fee waiver or expense reimbursement. Your actual costs may be higher or lower.

COLUMBIA CASH RESERVES -- INSTITUTIONAL CLASS SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              0.24%                            $10,000.00                              5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-   CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE     AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES        FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00              4.76%            $10,476.00      $ 24.57
       2           10.25%            $11,025.00              9.75%            $10,974.66      $ 25.74
       3           15.76%            $11,576.25             14.97%            $11,497.05      $ 26.97
       4           21.55%            $12,155.06             20.44%            $12,044.31      $ 28.25
       5           27.63%            $12,762.82             26.18%            $12,617.62      $ 29.59
       6           34.01%            $13,400.96             32.18%            $13,218.22      $ 31.00
       7           40.71%            $14,071.00             38.47%            $13,847.41      $ 32.48
       8           47.75%            $14,774.55             45.07%            $14,506.54      $ 34.02
       9           55.13%            $15,513.28             51.97%            $15,197.05      $ 35.64
      10           62.89%            $16,288.95             59.20%            $15,920.43      $ 37.34
  TOTAL GAIN BEFORE FEES &
    EXPENSES                         $ 6,288.95
  TOTAL GAIN AFTER FEES &
    EXPENSES                                                                  $ 5,920.43
  TOTAL ANNUAL FEES & EXPENSES
    PAID                                                                                      $305.61

COLUMBIA MONEY MARKET RESERVES -- INSTITUTIONAL CLASS SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT     ASSUMED RATE OF RETURN
              0.24%                            $10,000.00                             5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-  CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE    AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES       FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00             4.76%            $10,476.00      $ 24.57
       2           10.25%            $11,025.00             9.75%            $10,974.66      $ 25.74
       3           15.76%            $11,576.25            14.97%            $11,497.05      $ 26.97
       4           21.55%            $12,155.06            20.44%            $12,044.31      $ 28.25
       5           27.63%            $12,762.82            26.18%            $12,617.62      $ 29.59
       6           34.01%            $13,400.96            32.18%            $13,218.22      $ 31.00
       7           40.71%            $14,071.00            38.47%            $13,847.41      $ 32.48
       8           47.75%            $14,774.55            45.07%            $14,506.54      $ 34.02
       9           55.13%            $15,513.28            51.97%            $15,197.05      $ 35.64
      10           62.89%            $16,288.95            59.20%            $15,920.43      $ 37.34
  TOTAL GAIN BEFORE FEES &
    EXPENSES                         $ 6,288.95
  TOTAL GAIN AFTER FEES &
    EXPENSES                                                                   5,920.43
  TOTAL ANNUAL FEES & EXPENSES
    PAID                                                                                     $305.61

COLUMBIA TREASURY RESERVES -- INSTITUTIONAL CLASS SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT     ASSUMED RATE OF RETURN
              0.24%                            $10,000.00                             5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-   CUMULATIVE RETURN  HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE    AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES        FEES AND EXPENSES       EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00             4.76%            $10,476.00      $ 24.57
       2           10.25%            $11,025.00             9.75%            $10,974.66      $ 25.74
       3           15.76%            $11,576.25            14.97%            $11,497.05      $ 26.97
       4           21.55%            $12,155.06            20.44%            $12,044.31      $ 28.25
       5           27.63%            $12,762.82            26.18%            $12,617.62      $ 29.59
       6           34.01%            $13,400.96            32.18%            $13,218.22      $ 31.00
       7           40.71%            $14,071.00            38.47%            $13,847.41      $ 32.48
       8           47.75%            $14,774.55            45.07%            $14,506.54      $ 34.02
       9           55.13%            $15,513.28            51.97%            $15,197.05      $ 35.64
      10           62.89%            $16,288.95            59.20%            $15,920.43      $ 37.34
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                        $ 5,920.43
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                          $305.61

COLUMBIA GOVERNMENT RESERVES -- INSTITUTIONAL CLASS SHARES

       ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT     ASSUMED RATE OF RETURN
              0.24%                             $10,000.00                             5%
                  CUMULATIVE      HYPOTHETICAL YEAR-   CUMULATIVE RETURN  HYPOTHETICAL YEAR-   ANNUAL
              RETURN BEFORE FEES  END BALANCE BEFORE    AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR        AND EXPENSES      FEES AND EXPENSES       EXPENSES       FEES AND EXPENSES   EXPENSES
       1             5.00%            $10,500.00             4.76%            $10,476.00      $ 24.57
       2            10.25%            $11,025.00             9.75%            $10,974.66      $ 25.74
       3            15.76%            $11,576.25            14.97%            $11,497.05      $ 26.97
       4            21.55%            $12,155.06            20.44%            $12,044.31      $ 28.25
       5            27.63%            $12,762.82            26.18%            $12,617.62      $ 29.59
       6            34.01%            $13,400.96            32.18%            $13,218.22      $ 31.00
       7            40.71%            $14,071.00            38.47%            $13,847.41      $ 32.48
       8            47.75%            $14,774.55            45.07%            $14,506.54      $ 34.02
       9            55.13%            $15,513.28            51.97%            $15,197.05      $ 35.64
      10            62.89%            $16,288.95            59.20%            $15,920.43      $ 37.34
     TOTAL GAIN BEFORE FEES &
              EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
              EXPENSES                                                        $ 5,920.43
   TOTAL ANNUAL FEES & EXPENSES
                PAID                                                                          $305.61

COLUMBIA MUNICIPAL RESERVES -- INSTITUTIONAL CLASS SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              0.24%                            $10,000.00                              5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-   CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE     AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES        FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00              4.76%            $10,476.00      $ 24.57
       2           10.25%            $11,025.00              9.75%            $10,974.66      $ 25.74
       3           15.76%            $11,576.25             14.97%            $11,497.05      $ 26.97
       4           21.55%            $12,155.06             20.44%            $12,044.31      $ 28.25
       5           27.63%            $12,762.82             26.18%            $12,617.62      $ 29.59
       6           34.01%            $13,400.96             32.18%            $13,218.22      $ 31.00
       7           40.71%            $14,071.00             38.47%            $13,847.41      $ 32.48
       8           47.75%            $14,774.55             45.07%            $14,506.54      $ 34.02
       9           55.13%            $15,513.28             51.97%            $15,197.05      $ 35.64
      10           62.89%            $16,288.95             59.20%            $15,920.43      $ 37.34
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                         $ 5,920.43
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                           $305.61

COLUMBIA TAX-EXEMPT RESERVES -- INSTITUTIONAL CLASS SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT     ASSUMED RATE OF RETURN
              0.24%                            $10,000.00                             5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-  CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE    AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES       FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00             4.76%            $10,476.00      $ 24.57
       2           10.25%            $11,025.00             9.75%            $10,974.66      $ 25.74
       3           15.76%            $11,576.25            14.97%            $11,497.05      $ 26.97
       4           21.55%            $12,155.06            20.44%            $12,044.31      $ 28.25
       5           27.63%            $12,762.82            26.18%            $12,617.62      $ 29.59
       6           34.01%            $13,400.96            32.18%            $13,218.22      $ 31.00
       7           40.71%            $14,071.00            38.47%            $13,847.41      $ 32.48
       8           47.75%            $14,774.55            45.07%            $14,506.54      $ 34.02
       9           55.13%            $15,513.28            51.97%            $15,197.05      $ 35.64
      10           62.89%            $16,288.95            59.20%            $15,920.43      $ 37.34
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                        $ 5,920.43
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                          $305.61

COLUMBIA CALIFORNIA TAX-EXEMPT RESERVES -- INSTITUTIONAL CLASS SHARES

      ANNUAL EXPENSE RATIO        INITIAL HYPOTHETICAL INVESTMENT AMOUNT       ASSUMED RATE OF RETURN
              0.24%                             $10,000.00                               5%
              CUMULATIVE RETURN   HYPOTHETICAL YEAR-    CUMULATIVE RETURN   HYPOTHETICAL YEAR-     ANNUAL
               BEFORE FEES AND    END BALANCE BEFORE     AFTER FEES AND      END BALANCE AFTER    FEES AND
     YEAR         EXPENSES         FEES AND EXPENSES        EXPENSES         FEES AND EXPENSES    EXPENSES
       1            5.00%             $10,500.00              4.76%             $10,476.00        $ 24.57
       2           10.25%             $11,025.00              9.75%             $10,974.66        $ 25.74
       3           15.76%             $11,576.25             14.97%             $11,497.05        $ 26.97
       4           21.55%             $12,155.06             20.44%             $12,044.31        $ 28.25
       5           27.63%             $12,762.82             26.18%             $12,617.62        $ 29.59
       6           34.01%             $13,400.96             32.18%             $13,218.22        $ 31.00
       7           40.71%             $14,071.00             38.47%             $13,847.41        $ 32.48
       8           47.75%             $14,774.55             45.07%             $14,506.54        $ 34.02
       9           55.13%             $15,513.28             51.97%             $15,197.05        $ 35.64
      10           62.89%             $16,288.95             59.20%             $15,920.43        $ 37.34
    TOTAL GAIN BEFORE FEES &
             EXPENSES                 $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                           $ 5,920.43
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                               $305.61

COLUMBIA NEW YORK TAX-EXEMPT RESERVES -- INSTITUTIONAL CLASS SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              0.24%                            $10,000.00                              5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-   CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE     AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES        FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00              4.76%            $10,476.00      $ 24.57
       2           10.25%            $11,025.00              9.75%            $10,974.66      $ 25.74
       3           15.76%            $11,576.25             14.97%            $11,497.05      $ 26.97
       4           21.55%            $12,155.06             20.44%            $12,044.31      $ 28.25
       5           27.63%            $12,762.82             26.18%            $12,617.62      $ 29.59
       6           34.01%            $13,400.96             32.18%            $13,218.22      $ 31.00
       7           40.71%            $14,071.00             38.47%            $13,847.41      $ 32.48
       8           47.75%            $14,774.55             45.07%            $14,506.54      $ 34.02
       9           55.13%            $15,513.28             51.97%            $15,197.05      $ 35.64
      10           62.89%            $16,288.95             59.20%            $15,920.43      $ 37.34
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                         $ 5,920.43
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                           $305.61

--------------------------------------------------------------------------------

THIS GLOSSARY INCLUDES EXPLANATIONS OF THE IMPORTANT TERMS THAT MAY BE USED IN THIS PROSPECTUS. SOME OF THE TERMS EXPLAINED MAY APPLY TO COLUMBIA FUNDS NOT INCLUDED IN THIS PROSPECTUS.

--------------------------------------------------------------------------------


Terms used in this prospectus
(BOOK GRAPHIC)

80% POLICY -- Rule 35d-1 under the 1940 Act (the "Names Rule"), requires certain Funds to adopt an investment policy requiring that, under normal circumstances, at least 80% of its assets will be invested in the type of investment suggested by its name. In most cases, the Names Rule gives affected Funds the option to either (i) declare the 80% Policy a fundamental policy, which means it can only be changed by shareholder approval, or (ii) commit to provide notice to shareholders before changing the 80% Policy. In some cases, the Names Rule requires affected Funds to declare their 80% Policy a fundamental policy. The SAI identifies each Fund that has adopted an 80% Policy as a fundamental policy as well as each Fund that has committed to provide notice to shareholders before changing its 80% Policy.

AMORTIZED COST METHOD -- under Rule 2a-7 of the 1940 Act, the method of calculating an investment company's net asset value whereby portfolio securities are valued at the Fund's acquisition cost as adjusted for amortization of premium or accretion of discount rather than at their value based on current market factors.

AVERAGE DOLLAR-WEIGHTED MATURITY -- the average length of time until the debt securities held by a Fund reach maturity. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.

BANK OBLIGATION -- a money market instrument issued by a bank, including certificates of deposit, time deposits and bankers' acceptances.

CAPITAL GAIN OR LOSS -- the difference between the purchase price of a security and its selling price. You realize a capital gain when you sell a security for more than you paid for it. You realize a capital loss when you sell a security for less than you paid for it.

COMMERCIAL PAPER -- a short-term debt security issued by banks, corporations, municipalities and other borrowers.

COMMON STOCK -- a security that represents part equity ownership in a company. Common stock typically allows you to vote at shareholder meetings and to share in the company's profits by receiving dividends.

DEBT SECURITY -- when you invest in a debt security, you are typically lending your money to a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as U.S. Treasury obligations and commercial paper. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

EQUITY SECURITY -- an investment that gives you an equity ownership right in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.

FIRST-TIER SECURITY -- under Rule 2a-7 of the 1940 Act, a debt security that is an eligible investment for money market funds and has received a rating in the highest short-term rating category from a nationally recognized statistical rating organization (NRSRO) or if unrated, is determined by the fund's portfolio management team to be of comparable quality, or is a money market fund issued by a registered investment company, or is a government security.

FIXED INCOME SECURITY -- an intermediate to long-term debt security that matures in more than one year.

GUARANTEED INVESTMENT CONTRACT -- an investment issued by a rated insurance company in return for a payment by an investor.

HIGH QUALITY -- includes municipal securities that are rated in the top two highest short-term debt categories according to an NRSRO such as Standard & Poor's Corporation or Moody's Investors Service, Inc. The portfolio management team may consider an unrated municipal security if it is determined to be of comparable quality, based upon guidelines approved by the Fund's Board. Please see the SAI for more information about credit ratings.

INSTRUMENTALITY -- an instrumentality of the U.S. government is a government agency organized under federal charter with government supervision.

LIQUIDITY -- a measurement of how easily a security can be bought or sold at a price that is close to its market value.

MONEY MARKET INSTRUMENT -- a short-term debt security that is considered to mature in 13 months or less. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and certain municipal securities. For Columbia Treasury Reserves and Columbia Government Reserves, money market instruments do not include either commercial paper or municipal securities.

MUNICIPAL SECURITY (OBLIGATION) -- a debt security issued by state or local governments or governmental authorities to pay for public projects and services. "General obligations" are typically backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income from these securities is exempt from federal income taxes and is generally exempt from state taxes if you live in the state that issued the security. If you live in the municipality that issued the security, interest income may also be exempt from local taxes.

NON-DIVERSIFIED -- a fund that holds securities of fewer issuers or kinds of issuers than other kinds of funds. Non-diversified funds tend to have greater price swings than more diversified funds because events affecting one or more of its securities may have a disproportionately large effect on the fund.

PARTICIPATION -- a pass-through certificate representing a share in a pool of debt obligations or other instruments.

PASS-THROUGH CERTIFICATE -- securitized mortgages or other debt securities with interest and principal paid by a servicing intermediary shortly after interest payments are received from borrowers.

PRIVATE ACTIVITY BOND -- a municipal security that is used to finance private projects or other projects that aren't qualified for tax purposes. Interest on private activity bonds is generally taxable, unless it is specifically exempted, or may be treated as a tax preference item for federal alternative minimum tax purposes.

REPURCHASE AGREEMENT -- a short-term (often overnight) investment arrangement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return.

REVERSE REPURCHASE AGREEMENT -- a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price.

SECOND-TIER SECURITY -- under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds, but is not a first-tier security.

SETTLEMENT DATE -- the date on which an order is settled either by payment or delivery of securities.

SPECIAL PURPOSE ISSUER -- an entity organized solely to issue asset-backed securities on a pool of assets it owns.

TRADE DATE -- the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

U.S. GOVERNMENT OBLIGATIONS -- a wide range of debt securities that include U.S. Treasury obligations, securities issued or guaranteed by various agencies of the U.S. government, or by various instrumentalities which have been established or sponsored by the U.S. government. Securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. government.

U.S. TREASURY OBLIGATION -- a debt security issued or guaranteed by the U.S. Treasury. U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. government.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

COLUMBIA MANAGEMENT.

Where to find more information

You'll find more information about Columbia Money Market Funds in the following documents:

Annual and semi-annual reports

The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the independent registered public accounting firm's reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the period covered.

Statement of Additional Information

The SAI contains additional information about the Funds and their policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.

You can obtain a free copy of these documents, request other information about the Funds and make shareholder inquiries by contacting Columbia Funds:

By telephone:
1.800.353.0828 (Institutional Investors)
1.800.345.6611 (Individual Investors)

By mail:
COLUMBIA FUNDS
C/O COLUMBIA FUNDS SERVICES
P.O. BOX 8081
BOSTON, MA 02266-8081

On the Internet:
WWW.COLUMBIAFUNDS.COM

Information about the Funds can be reviewed and copied a the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

SEC file number: 811-09645
Columbia Funds Series Trust                                   AD-AD-0145B

PRO-36/91714-1105

COLUMBIA MANAGEMENT.



                Money Market Funds

                Prospectus -- Capital Class Shares

                December 30, 2005


                Columbia Cash Reserves
                (formerly, Nations Cash Reserves)

                Columbia Money Market Reserves
                (formerly, Nations Money Market Reserves)

                Columbia Treasury Reserves
                (formerly, Nations Treasury Reserves)

                Columbia Government Reserves
                (formerly, Nations Government Reserves)

                Columbia Municipal Reserves
                (formerly, Nations Municipal Reserves)

                Columbia Tax-Exempt Reserves
                (formerly, Nations Tax-Exempt Reserves)

                Columbia California Tax-Exempt Reserves
                (formerly, Nations California Tax-Exempt Reserves)

                Columbia New York Tax-Exempt Reserves
                (formerly, Nations New York Tax-Exempt Reserves)


                THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED
                OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE.

                ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                    May Lose Value
NOT FDIC-INSURED  No Bank Guarantee

AN OVERVIEW OF THE FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TERMS USED IN THIS PROSPECTUS

IN THIS PROSPECTUS, WE, US AND OUR REFER TO THE COLUMBIA FUNDS FAMILY (COLUMBIA FUNDS OR COLUMBIA FUNDS FAMILY). SOME OTHER IMPORTANT TERMS WE'VE USED MAY BE NEW TO YOU. THESE ARE PRINTED IN ITALICS WHERE THEY FIRST APPEAR IN A SECTION AND ARE DESCRIBED IN TERMS USED IN THIS PROSPECTUS.




 YOU'LL FIND TERMS USED IN THIS PROSPECTUS ON PAGE 67.

YOUR INVESTMENT IN THESE FUNDS IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, N.A. (BANK OF AMERICA), THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. YOUR INVESTMENT MAY LOSE MONEY.

AFFILIATES OF BANK OF AMERICA ARE PAID FOR THE SERVICES THEY PROVIDE TO THE
FUNDS.

--------------------------------------------------------------------------------

This booklet, which is called a prospectus, tells you about some Columbia Money Market Funds. Please read it carefully, because it contains information that's designed to help you make informed investment decisions.

This prospectus offers Capital Class Shares of the Funds. This class of shares is designed primarily for eligible institutional and individual investors on a direct basis or through certain financial institutions or intermediaries. Please turn to BUYING, SELLING AND EXCHANGING SHARES for more information about who is eligible to buy this class of shares.

ABOUT THE FUNDS

The Money Market Funds seek to provide income while protecting the principal of your original investment by investing in money market instruments.

Money market instruments include short-term debt securities that are U.S. government issued or guaranteed or have relatively low risk. Your original investment and your return aren't guaranteed, however, and returns will vary as short-term interest rates change. Over time, the return on money market funds may be lower than the return on other kinds of mutual funds or investments.

ARE THESE FUNDS RIGHT FOR YOU?

Not every Fund is right for every investor. When you're choosing a Fund to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.

The Money Market Funds may be suitable for you if:

  - you're looking for a relatively low risk investment with stability of principal

  - you have short-term income needs

They may not be suitable for you if:

  - you're looking for higher returns and are prepared to assume a higher level of investment risk

  - you're more comfortable with bank deposits that are FDIC-insured

You'll find a discussion of each Fund's investment objective, principal investment strategies and principal risks in the Fund descriptions that start on page 4.

FOR MORE INFORMATION

If you have any questions about the Funds, please call us at 1.800.353.0828 if you're an institutional investor, or 1.800.345.6611 if you're an individual investor. You can also contact your investment professional.

You'll find more information about the Funds in the Statement of Additional Information (SAI). The SAI includes more detailed information about each Fund's investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.

WHAT'S INSIDE
--------------------------------------------------------------------------------

About the Funds
(FILE FOLDER GRAPHIC)

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT ADVISORS, LLC

COLUMBIA MANAGEMENT ADVISORS, LLC (THE ADVISER) IS THE INVESTMENT ADVISER TO EACH OF THE FUNDS. THE ADVISER IS RESPONSIBLE FOR THE OVERALL MANAGEMENT AND SUPERVISION OF THE INVESTMENT MANAGEMENT OF EACH FUND.




 YOU'LL FIND MORE ABOUT THE ADVISER STARTING ON PAGE 45.

--------------------------------------------------------------------------------


COLUMBIA CASH RESERVES                                           4
------------------------------------------------------------------
COLUMBIA MONEY MARKET RESERVES                                   8
------------------------------------------------------------------
COLUMBIA TREASURY RESERVES                                      12
------------------------------------------------------------------
COLUMBIA GOVERNMENT RESERVES                                    17
------------------------------------------------------------------
COLUMBIA MUNICIPAL RESERVES                                     22
------------------------------------------------------------------
COLUMBIA TAX-EXEMPT RESERVES                                    27
------------------------------------------------------------------
COLUMBIA CALIFORNIA TAX-EXEMPT RESERVES                         32
------------------------------------------------------------------
COLUMBIA NEW YORK TAX-EXEMPT RESERVES                           37
------------------------------------------------------------------
OTHER IMPORTANT INFORMATION                                     43
------------------------------------------------------------------
HOW THE FUNDS ARE MANAGED                                       45

About your investment
(DOLLAR SIGN GRAPHIC)

INFORMATION FOR INVESTORS
  Buying, selling and exchanging shares                         48
      How orders are processed                                  49
  Distributions and taxes                                       53
  Legal matters                                                 56
------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                            57
------------------------------------------------------------------
ADDITIONAL HYPOTHETICAL FEES AND EXPENSE INFORMATION            62
------------------------------------------------------------------
TERMS USED IN THIS PROSPECTUS                                   67
------------------------------------------------------------------
WHERE TO FIND MORE INFORMATION                          BACK COVER

COLUMBIA CASH RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 45.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

THE FUND IS LISTED ON THE NATIONAL ASSOCIATION OF INSURANCE COMMISSIONERS' APPROVED LIST OF MONEY MARKET MUTUAL FUNDS.

FIRST-TIER SECURITIES

A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN A RATING IN THE HIGHEST CREDIT RATING CATEGORY BY A NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATION (NRSRO) OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. These securities include primarily:

  - commercial paper

  - bank obligations

  - short-term debt securities, including instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or instruments backed by, the securities and other assets owned by these issuers

  - short-term taxable municipal securities

  - repurchase agreements secured by first-tier securities, U.S. government obligations or U.S. Treasury obligations

The Fund may also invest in other money market funds, consistent with its investment objective and strategies. When the portfolio management team believes market conditions warrant, the Fund may invest more than 25% of its assets in U.S. dollar denominated bank obligations, including obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------




 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia Cash Reserves has the following risks:

      - INVESTMENT STRATEGY RISK -- Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.353.0828 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.345.6611 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Capital Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               1995     1996     1997     1998     1999     2000     2001     2002     2003     2004
               ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
               6.02%    5.44%    5.62%    5.58%    5.22%    6.47%    4.22%    1.81%    1.09%    1.25%



              *Year-to-date return as of June 30, 2005: 1.28%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 3RD QUARTER 2000:          1.66%
         WORST: 2ND QUARTER 2004:         0.23%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                                               LIFE OF
                                                 1 YEAR   5 YEARS   10 YEARS    FUND*
         CAPITAL CLASS SHARES                    1.25%     2.95%     4.25%      4.26%

      *THE INCEPTION DATE OF CAPITAL CLASS SHARES IS OCTOBER 10, 1990.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Capital Class Shares can be found in the section ADDITIONAL
                   HYPOTHETICAL FEES AND EXPENSE INFORMATION following the FINANCIAL HIGHLIGHTS.

         SHAREHOLDER FEES                                            Capital Class
         (Fees paid directly from your investment)                      Shares
         Maximum sales charge (load) imposed on purchases                 N/A



         Maximum deferred sales charge (load)                             N/A



         ANNUAL FUND OPERATING EXPENSES(1)
         (Expenses that are deducted from the Fund's assets)



         Management fees(2)                                              0.25%



         Other expenses                                                  0.02%
                                                                      --------



         Total annual Fund operating expenses                            0.27%



         Fee waivers and/or reimbursements                              (0.07)%
                                                                       --------



         Total net expenses(3)                                           0.20%
                                                                      ========

      (1)The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (2)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Capital Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         CAPITAL CLASS SHARES                    $20       $80      $145       $336

COLUMBIA MONEY MARKET RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 45.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

THE FUND IS LISTED ON THE NATIONAL ASSOCIATION OF INSURANCE COMMISSIONERS' APPROVED LIST OF MONEY MARKET MUTUAL FUNDS.

FIRST-TIER SECURITIES

A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN A RATING IN THE HIGHEST CREDIT RATING CATEGORY BY AN NRSRO OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. These securities include primarily:

  - commercial paper

  - bank obligations

  - short-term debt securities, including instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or instruments backed by, the securities and other assets owned by these issuers

  - short-term taxable municipal securities

  - repurchase agreements secured by first-tier securities, U.S. government obligations or U.S. Treasury obligations

The Fund may also invest in other money market funds, consistent with its investment objective and strategies. When the portfolio management team believes market conditions warrant, the Fund may invest more than 25% of its assets in U.S. dollar denominated bank obligations, including obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------




 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia Money Market Reserves has the following risks:

      - INVESTMENT STRATEGY RISK -- Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.353.0828 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.345.6611 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Capital Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               1995     1996     1997     1998     1999     2000     2001     2002     2003     2004
               ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
               5.78%    5.28%    5.62%    5.55%    5.21%    6.46%    4.15%    1.73%    1.05%    1.24%



              *Year-to-date return as of June 30, 2005: 1.27%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 4TH QUARTER 2000:                     1.65%
         WORST: 2ND QUARTER 2004:                    0.23%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                                               LIFE OF
                                                 1 YEAR   5 YEARS   10 YEARS    FUND*
         CAPITAL CLASS SHARES                    1.24%    2.91%      4.19%     4.82%

      *THE INCEPTION DATE OF CAPITAL CLASS SHARES IS DECEMBER 7, 1988.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Capital Class Shares can be found in the section ADDITIONAL
                   HYPOTHETICAL FEES AND EXPENSE INFORMATION following the FINANCIAL HIGHLIGHTS.

         SHAREHOLDER FEES                                            Capital Class
         (Fees paid directly from your investment)                      Shares
         Maximum sales charge (load) imposed on purchases                 N/A



         Maximum deferred sales charge (load)                             N/A



         ANNUAL FUND OPERATING EXPENSES(1)
         (Expenses that are deducted from the Fund's assets)



         Management fees(2)                                              0.25%



         Other expenses                                                  0.02%
                                                                          --------



         Total annual Fund operating expenses                            0.27%



         Fee waivers and/or reimbursements                              (0.07)%
                                                                          --------



         Total net expenses(3)                                           0.20%
                                                                          ========

      (1)The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (2)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Capital Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         CAPITAL CLASS SHARES                    $20       $80      $145       $336

COLUMBIA TREASURY RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 45.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

THE FUND IS LISTED ON THE NATIONAL ASSOCIATION OF INSURANCE COMMISSIONERS' APPROVED LIST OF MONEY MARKET MUTUAL FUNDS.

FIRST-TIER SECURITIES

A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN A RATING IN THE HIGHEST CREDIT RATING CATEGORY BY AN NRSRO OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less. Under normal circumstances, the Fund will invest at least 80% of its assets in U.S. Treasury obligations, and repurchase agreements secured by U.S. Treasury obligations.

THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. These securities include primarily:

  - U.S. Treasury obligations

  - repurchase agreements and reverse repurchase agreements secured by U.S. Treasury obligations and U.S. government obligations

  - obligations whose principal and interest are backed by the U.S. government

The Fund may invest in other money market funds that invest in these instruments, consistent with its investment objective and strategies.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------




 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia Treasury Reserves has the following risks:

      - INVESTMENT STRATEGY RISK -- Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      - TAX CONSIDERATIONS -- The distributions paid by the Fund generally come from interest on U.S. government and U.S. Treasury obligations, which may be free from state income tax, but will be subject to federal income tax and may be subject to other state and local taxes. Any portion of a distribution that comes from income paid on other kinds of securities or from realized capital gains generally is subject to federal, state and local taxes. You should consult with your own tax adviser to determine the tax consequences to you of investing in the Fund.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.353.0828 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.345.6611 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Capital Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               1995     1996     1997     1998     1999     2000     2001     2002     2003     2004
               ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
               5.87%    5.33%    5.47%    5.39%    4.93%    6.19%    3.98%    1.69%    1.02%    1.15%



              *Year-to-date return as of June 30, 2005: 1.18%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 4TH QUARTER 2000:          1.61%
         WORST: 2ND QUARTER 2004:         0.21%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                                               LIFE OF
                                                 1 YEAR   5 YEARS   10 YEARS    FUND*
         CAPITAL CLASS SHARES                    1.15%     2.79%     4.08%      4.07%

      *THE INCEPTION DATE OF CAPITAL CLASS SHARES IS JANUARY 11, 1991.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Capital Class Shares can be found in the section ADDITIONAL
                   HYPOTHETICAL FEES AND EXPENSE INFORMATION following the FINANCIAL HIGHLIGHTS.

         SHAREHOLDER FEES                                            Capital Class
         (Fees paid directly from your investment)                      Shares
         Maximum sales charge (load) imposed on purchases                 N/A



         Maximum deferred sales charge (load)                             N/A



         ANNUAL FUND OPERATING EXPENSES(1)
         (Expenses that are deducted from the Fund's assets)



         Management fees(2)                                              0.25%



         Other expenses                                                  0.02%
                                                                          --------



         Total annual Fund operating expenses                            0.27%



         Fee waivers and/or reimbursements                              (0.07)%
                                                                          --------



         Total net expenses(3)                                           0.20%
                                                                          ========

      (1)The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (2)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Capital Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         CAPITAL CLASS SHARES                    $20       $80      $145       $336

COLUMBIA GOVERNMENT RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 45.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

THE FUND IS LISTED ON THE NATIONAL ASSOCIATION OF INSURANCE COMMISSIONERS' APPROVED LIST OF MONEY MARKET MUTUAL FUNDS.

FIRST-TIER SECURITIES

A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN A RATING IN THE HIGHEST CREDIT RATING CATEGORY BY AN NRSRO OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less. Under normal circumstances, the Fund will invest at least 80% of its assets in U.S.
                   government obligations.

THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. These securities include primarily U.S. government obligations and U.S. Treasury obligations, the interest on which is generally free from state income tax.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------




 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia Government Reserves has the following risks:

      - INVESTMENT STRATEGY RISK -- Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      - TAX CONSIDERATIONS -- The distributions paid by the Fund generally come from interest on U.S. government and U.S. Treasury obligations, which may be free from state income tax, but will be subject to federal income tax and may be subject to other state and local taxes. Any portion of a distribution that comes from income paid on other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes. You should consult with your own tax adviser to determine the tax consequences to you of investing in the Fund.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.353.0828 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.345.6611 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Capital Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               1995     1996     1997     1998     1999     2000     2001     2002     2003     2004
               ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
               5.89%    5.33%    5.50%    5.42%    5.03%    6.33%    4.06%    1.67%    1.04%    1.20%



              *Year-to-date return as of June 30, 2005: 1.23%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 4TH QUARTER 2000:                     1.62%
         WORST: 2ND QUARTER 2004:                    0.22%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                                               LIFE OF
                                                 1 YEAR   5 YEARS   10 YEARS    FUND*
         CAPITAL CLASS SHARES                    1.20%     2.84%     4.13%      3.97%

      *THE INCEPTION DATE OF CAPITAL CLASS SHARES IS JANUARY 17, 1991.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Capital Class Shares can be found in the section ADDITIONAL
                   HYPOTHETICAL FEES AND EXPENSE INFORMATION following the FINANCIAL HIGHLIGHTS.

         SHAREHOLDER FEES                                            Capital Class
         (Fees paid directly from your investment)                      Shares
         Maximum sales charge (load) imposed on purchases                 N/A



         Maximum deferred sales charge (load)                             N/A



         ANNUAL FUND OPERATING EXPENSES(1)
         (Expenses that are deducted from the Fund's assets)



         Management fees(2)                                              0.25%



         Other expenses                                                  0.02%
                                                                          --------



         Total annual Fund operating expenses                            0.27%



         Fee waivers and/or reimbursements                              (0.07)%
                                                                          --------



         Total net expenses(3)                                           0.20%
                                                                          ========

      (1)The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (2)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The Investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Capital Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         CAPITAL CLASS SHARES                    $20       $80      $145       $336

COLUMBIA MUNICIPAL RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 45.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

FIRST-TIER SECURITIES

A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN A RATING IN THE HIGHEST CREDIT RATING CATEGORY BY AN NRSRO OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from federal income taxes.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. Under normal circumstances, the Fund will invest at least 80% of its assets in securities that pay interest exempt from federal income tax, other than the federal alternative minimum tax. The Fund invests in municipal securities that, at the time of investment, are considered by the portfolio management team to have minimal credit risk and to be of high quality.

The Fund may invest all or any portion of its assets in municipal securities that finance private projects, called private activity bonds.

The Fund may also invest in instruments issued by certain trusts or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issuance of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------






 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia Municipal Reserves has the following risks:

      - INVESTMENT STRATEGY RISK -- Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      - HOLDING CASH -- The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the portfolio management team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.

      - TAX CONSIDERATIONS -- The distributions paid by the Fund generally come from interest on municipal obligations, which, in turn, generally are free from federal income tax, but may be subject to the federal alternative minimum tax and state, local and other taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains generally is subject to federal, state, local and other taxes. Shares of Columbia Municipal Reserves would not be suitable investments for tax-advantaged accounts or tax-exempt investors. We generally rely on opinions of the issuer's bond counsel that interest on a bond will be exempt from applicable taxes. Tax authorities are paying increased attention to whether such interest is exempt, and we can't assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.353.0828 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.345.6611 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Capital Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               1995     1996     1997     1998     1999     2000     2001     2002     2003     2004
               ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
               3.80%    3.44%    3.60%    3.39%    3.16%    4.03%    2.67%    1.36%    0.95%    1.07%



              *Year-to-date return as of June 30, 2005: 0.99%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 4TH QUARTER 2000:                  1.06%
         WORST: 1ST QUARTER 2004:                 0.20%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                                               LIFE OF
                                                 1 YEAR   5 YEARS   10 YEARS    FUND*
         CAPITAL CLASS SHARES                    1.07%     2.01%     2.74%      2.81%

      *THE INCEPTION DATE OF CAPITAL CLASS SHARES IS OCTOBER 23, 1990.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Capital Class Shares can be found in the section ADDITIONAL
                   HYPOTHETICAL FEES AND EXPENSE INFORMATION following the FINANCIAL HIGHLIGHTS.

         SHAREHOLDER FEES                                            Capital Class
         (Fees paid directly from your investment)                      Shares
         Maximum sales charge (load) imposed on purchases                 N/A



         Maximum deferred sales charge (load)                             N/A



         ANNUAL FUND OPERATING EXPENSES(1)
         (Expenses that are deducted from the Fund's assets)



         Management fees(2)                                              0.25%



         Other expenses                                                  0.03%
                                                                          --------



         Total annual Fund operating expenses                            0.28%



         Fee waivers and/or reimbursements                              (0.08)%
                                                                          --------



         Total net expenses(3)                                           0.20%
                                                                          ========

      (1)The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (2)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Capital Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         CAPITAL CLASS SHARES                    $20       $82      $149       $348

COLUMBIA TAX-EXEMPT RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 45.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

FIRST-TIER SECURITIES

A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN A RATING IN THE HIGHEST CREDIT RATING CATEGORY BY AN NRSRO OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from federal income taxes.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. The Fund normally invests all of its assets in municipal securities which pay interest that is free from federal income and alternative minimum taxes. The Fund invests in municipal securities that, at the time of investment, are considered by the portfolio management team to have minimal credit risk and to be of high quality.

The Fund may also invest in instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issuance of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------




 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia Tax-Exempt Reserves has the following risks:

      - INVESTMENT STRATEGY RISK -- Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      - HOLDING CASH -- The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the portfolio management team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.

      - TAX CONSIDERATIONS -- The distributions paid by the Fund generally come from interest on municipal obligations, which, in turn, generally are free from federal income and alternative minimum taxes, but may be subject to state, local and other taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains generally is subject to federal, state and local taxes. Shares of Columbia Tax-Exempt Reserves would not be suitable investments for tax-advantaged accounts or tax-exempt investors. We generally rely on opinions of the issuer's bond counsel that interest on a bond will be exempt from applicable taxes. Tax authorities are paying increased attention to whether such interest is exempt, and we can't assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.353.0828 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.345.6611 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Capital Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               2003     2004
               ----     ----
               0.91%    1.04%



              *Year-to-date return as of June 30, 2005: 0.97%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 4TH QUARTER 2004:                     0.37%
         WORST: 3RD QUARTER 2003:                    0.19%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                                            LIFE OF
                                                                   1 YEAR    FUND*
         CAPITAL CLASS SHARES                                      1.04%     1.04%

      *THE INCEPTION DATE OF CAPITAL CLASS SHARES IS JUNE 13, 2002.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Capital Class Shares can be found in the section ADDITIONAL
                   HYPOTHETICAL FEES AND EXPENSE INFORMATION following the FINANCIAL HIGHLIGHTS.

         SHAREHOLDER FEES                                            Capital Class
         (Fees paid directly from your investment)                      Shares
         Maximum sales charge (load) imposed on purchases                 N/A



         Maximum deferred sales charge (load)                             N/A



         ANNUAL FUND OPERATING EXPENSES(1)
         (Expenses that are deducted from the Fund's assets)



         Management fees(2)                                              0.25%



         Other expenses                                                  0.03%
                                                                          --------



         Total annual Fund operating expenses                            0.28%



         Fee waivers and/or reimbursements                              (0.08)%
                                                                          --------



         Total net expenses(3)                                           0.20%
                                                                          ========

      (1)The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (2)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Capital Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         CAPITAL CLASS SHARES                    $20       $82      $149       $348

COLUMBIA CALIFORNIA TAX-EXEMPT RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 45.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from California state individual income tax and federal income taxes.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

Under normal circumstances, the Fund will invest at least 80% of its assets in securities that pay interest exempt from federal income tax and California state individual income tax. These securities are issued by or on behalf of the State of California, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers.

The Fund may invest up to 20% of its assets in municipal securities that finance private projects, called private activity bonds.

The Fund may also invest in instruments issued by certain trusts or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating local, national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issuance of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------






 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia California Tax-Exempt Reserves has the following risks:

      - INVESTMENT STRATEGY RISK -- This Fund is considered to be non-diversified because it invests most of its assets in securities that pay interest that is free from personal income tax in one state. The value of the Fund and the amount of interest it pays could be affected by the financial conditions of the state, and its local governments and public authorities. Although the Fund tries to maintain a share price of $1.00, an investment in the Fund could lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      - HOLDING CASH -- The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the portfolio management team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.

      - TAX CONSIDERATIONS -- The distributions paid by the Fund generally come from interest on California municipal obligations, which, in turn, generally are free from federal income tax and California state individual income tax, but may be subject to alternative minimum taxes and other state and local taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains generally is subject to federal, state and local taxes. Shares of Columbia California Tax-Exempt Reserves would not be suitable investments for tax-advantaged accounts or tax-exempt investors. We generally rely on opinions of the issuer's bond counsel that interest on a bond will be exempt from applicable taxes. Tax authorities are paying increased attention to whether such interest is exempt, and we can't assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund.

      - STATE-SPECIFIC RISK -- State-specific risk is the chance that the Fund, because it invests primarily in securities issued by California and its municipalities, is more vulnerable to unfavorable developments in California than funds that invest in municipal bonds of many different states. The current finances of California and its municipalities have improved during fiscal year 2004-05, in part due to an improved economy and higher employment rates, which increased tax revenue. California remains the state with the lowest credit rating, however. The Governor's Budget for 2005-06 projects a $6 billion deficit due to structural spending imbalances. The Governor proposes to cut program spending and to shift responsibility for certain obligations to make up the shortfall, but as of June 15, the State Legislature had not approved a final budget for the 2005-06 fiscal year. It is unclear how the current economic conditions may affect the Fund. Adverse conditions affecting California generally could have an impact on the State and California municipal securities.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.353.0828 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.345.6611 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Capital Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               2001     2002     2003     2004
               ----     ----     ----     ----
               2.33%    1.26%    0.87%    1.02%



              *Year-to-date return as of June 30, 2005: 0.97%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 2ND QUARTER 2001:          0.73%
         WORST: 3RD QUARTER 2003:         0.18%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                                            LIFE OF
                                                                   1 YEAR    FUND*
         CAPITAL CLASS SHARES                                      1.02%    1.50%

      *THE INCEPTION DATE OF CAPITAL CLASS SHARES IS OCTOBER 3, 2000.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Capital Class Shares can be found in the section ADDITIONAL
                   HYPOTHETICAL FEES AND EXPENSE INFORMATION following the FINANCIAL HIGHLIGHTS.

         SHAREHOLDER FEES                                            Capital Class
         (Fees paid directly from your investment)                      Shares
         Maximum sales charge (load) imposed on purchases                 N/A



         Maximum deferred sales charge (load)                             N/A



         ANNUAL FUND OPERATING EXPENSES(1)
         (Expenses that are deducted from the Fund's assets)



         Management fees(2)                                              0.25%



         Other expenses                                                  0.03%
                                                                          --------



         Total annual Fund operating expenses                            0.28%



         Fee waivers and/or reimbursements                              (0.08)%
                                                                          --------



         Total net expenses(3)                                           0.20%
                                                                          ========

      (1)The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (2)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Capital Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         CAPITAL CLASS SHARES                    $20       $82      $149       $348

COLUMBIA NEW YORK TAX-EXEMPT RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 45.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from New York state individual income tax and federal income taxes.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

Under normal circumstances, the Fund will invest at least 80% of its assets in securities that pay interest that is free from federal income tax and New York state individual income tax. These securities are issued by or on behalf of the State of New York, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers.

The Fund may invest up to 20% of its assets in municipal securities that finance private projects, called private activity bonds.

The Fund may also invest in instruments issued by certain trusts or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating local, national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issuance of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------




 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia New York Tax-Exempt Reserves has the following risks:

      - INVESTMENT STRATEGY RISK -- This Fund is considered to be non-diversified because it invests most of its assets in securities that pay interest that is free from personal income tax in one state. The value of the Fund and the amount of interest it pays could also be affected by the financial conditions of the state, its public authorities and local governments. Although the Fund tries to maintain a share price of $1.00, an investment in the Fund could lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      - HOLDING CASH -- The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the portfolio management team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.

      - TAX CONSIDERATIONS -- The distributions paid by the Fund generally come from interest on New York municipal obligations, which, in turn, generally are free from federal income tax and New York State and New York City individual income tax, but may be subject to alternative minimum taxes and other state and local taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains generally is subject to federal, state and local taxes. Shares of Columbia New York Tax-Exempt Reserves would not be a suitable investment for tax-advantaged accounts or tax-exempt investors. We generally rely on opinions of the issuer's bond counsel that interest on a bond will be exempt from applicable taxes. Tax authorities are paying increased attention to whether such interest is exempt, and we can't assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund.

      - STATE-SPECIFIC RISK -- State-specific risk is the chance that the Fund, because it invests primarily in securities issued by New York State, New York City and New York's other municipalities, is more vulnerable to unfavorable developments in New York than funds that invest in municipal bonds of many different states. Although New York's economy is diverse, with a comparatively large share of the nation's finance, insurance, transportation, communications and services employment and a very small share of the nation's farming and mining activity, adverse conditions affecting any one of these industries could have a negative impact on New York municipal securities. Travel and tourism also constitute an important part of the New York State and City economies. The September 11, 2001 terrorist attack on the World Trade Center in New York City has had and is likely to continue to have an adverse effect on all areas of the New York economy. In this regard, the long recovery from September 11th and the loss of momentum in the national recovery due to corporate governance scandals and international tensions resulted in a lengthening of the State's recession. In addition, State costs for employee pensions have increased dramatically, while costs associated with Medicaid, welfare and other entitlement programs have also risen, reflecting the impact of the national recession and jobless recovery that has followed.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.353.0828 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.345.6611 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Capital Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               2003     2004
               ----     ----
               0.94%    1.06%



              *Year-to-date return as of June 30, 2005: 0.97%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 4TH QUARTER 2004:                     0.36%
         WORST: 3RD QUARTER 2003:                    0.20%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                                            LIFE OF
                                                                   1 YEAR    FUND*
         CAPITAL CLASS SHARES                                      1.06%     1.08%

      *THE INCEPTION DATE OF CAPITAL CLASS SHARES IS FEBRUARY 15, 2002.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Capital Class Shares can be found in the section ADDITIONAL
                   HYPOTHETICAL FEES AND EXPENSE INFORMATION following the FINANCIAL HIGHLIGHTS.

         SHAREHOLDER FEES                                            Capital Class
         (Fees paid directly from your investment)                      Shares
         Maximum sales charge (load) imposed on purchases                 N/A



         Maximum deferred sales charge (load)                             N/A



         ANNUAL FUND OPERATING EXPENSES(1)
         (Expenses that are deducted from the Fund's assets)



         Management fees(2)                                              0.25%



         Other expenses                                                  0.28%
                                                                          --------



         Total annual Fund operating expenses                            0.53%



         Fee waivers and/or reimbursements                              (0.33)%
                                                                          --------



         Total net expenses(3)                                           0.20%
                                                                          ========

      (1)The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (2)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Capital Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         CAPITAL CLASS SHARES                    $20      $137      $263       $633

Other important information
(LINE GRAPH GRAPHIC)

You'll find specific information about each Fund's investment objective, principal investment strategies and risks in the descriptions starting on page
4. The following are some other risks and information you should consider before you invest:

      - SPECIAL RULES FOR MONEY MARKET FUNDS -- Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Funds, like all money market funds:

        - may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less

        - must maintain an average dollar-weighted maturity of 90 days or less

        - may normally invest no more than 5% of their total assets in securities of the same issuer, other than U.S. government securities; however, they may invest up to 25% of their total assets in first-tier securities of a single issuer for up to three business days (except for Columbia California Tax-Exempt Reserves and Columbia New York Tax-Exempt Reserves)

        - may generally only invest in U.S. dollar denominated instruments that are determined to have minimal credit risk and are first-tier securities, except for Columbia California Tax-Exempt Reserves and Columbia New York Tax-Exempt Reserves, which also may invest in second-tier securities.

      - CHANGING INVESTMENT OBJECTIVES AND POLICIES -- The investment objective and certain investment policies of any Fund can be changed without shareholder approval. The 80% Policy of certain Funds may be changed without shareholder approval by giving the shareholder at least 60 days notice. The 80% Policy of certain other Funds and other investment policies of any Fund may be changed only with shareholder approval.

      - CHANGING TO A FEEDER FUND -- Unlike traditional mutual funds, which invest in individual securities, a "feeder fund" invests all of its assets in another fund, called a "master portfolio." Other feeder funds generally also invest in a master portfolio. The master portfolio invests in individual securities and has the same investment objective, investment strategies and principal risks as the feeder funds. This structure can help reduce a feeder fund's expenses because its assets are combined with those of other feeder funds. If a master portfolio doesn't attract other feeder funds, however, a feeder fund's expenses could be higher than those of a traditional mutual fund.

        Each Fund may become a feeder fund if the Board decides this would be in the best interest of shareholders. We don't require shareholder approval to make the change, but we'll notify you if it happens. If a

        Fund becomes a feeder fund, it will have the additional risks of investing in a master portfolio.

      - INVESTING DEFENSIVELY -- A Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. A Fund may not achieve its investment objective while it is investing defensively. Any cash a Fund holds for defensive or other reasons may not earn income.

      - BANK OF AMERICA AND ITS AFFILIATES -- Bank of America and its affiliates currently provide services to some or all of the Funds, including investment advisory, distribution, administration, shareholder servicing, sub-transfer agency and brokerage services, and are paid for providing these services. Bank of America and its affiliates also may, at times, provide other services and be compensated for them, including transfer agency, interfund lending and securities lending services, or make loans to the Funds. Finally, Bank of America or its affiliates may serve as counterparties in transactions with Columbia Funds where permitted by law or regulation, and may receive compensation in that capacity.

      - PORTFOLIO SECURITIES DISCLOSURE -- A description of Columbia Funds' policies and procedures with respect to the disclosure of portfolio securities is available in the Funds' SAI and on the Columbia Funds' website at www.columbiafunds.com under Fund Portfolio Data. In addition, a complete list of each Fund's portfolio holdings for each calendar month will be available upon request 5 business days following each month-end.

      - INFORMATION FOR FEDERALLY CHARTERED CREDIT UNIONS -- Shares of Columbia Treasury Reserves and Columbia Government Reserves are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration Rules and Regulations and the National Credit Union Administration Letter Number 155.

      - HOUSEHOLDING -- In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of a Fund's prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at 1.800.345.6611 or if your shares are held through a financial institution please contact them directly. We will begin sending your individual copies with the next scheduled mailing.

      - PORTFOLIO TRANSACTION COSTS -- Each Fund may incur significant transaction costs that are in addition to the total annual Fund operating expenses disclosed in the fee tables. These transaction costs are made up of all the costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of a Fund's transactions costs are not.

How the Funds are managed

(PEOPLE GRAPHIC)

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT ADVISORS, LLC

100 FEDERAL STREET
BOSTON, MA 02110

COLUMBIA MANAGEMENT GROUP (COLUMBIA MANAGEMENT) IS THE PRIMARY INVESTMENT MANAGEMENT DIVISION OF BANK OF AMERICA CORPORATION. THE ADVISER, COLUMBIA MANAGEMENT ADVISORS, LLC AND COLUMBIA WANGER ASSET MANAGEMENT, L.P. ARE COLUMBIA MANAGEMENT ENTITIES THAT FURNISH INVESTMENT MANAGEMENT SERVICES AND ADVISE INSTITUTIONAL AND MUTUAL FUND PORTFOLIOS.

--------------------------------------------------------------------------------


INVESTMENT ADVISER

The Adviser is the investment adviser to over 70 mutual fund portfolios in the Columbia Funds Family, including the Money Market Funds described in this prospectus.

The Adviser is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes, including equity and fixed income securities, and money market instruments.

Currently managing more than $185 billion, the Adviser acts as investment manager for individuals, corporations, private investment companies and financial institutions. The Adviser uses a team approach to investment management. Each team has access to the latest technology and analytical resources.

Columbia Funds pays the Adviser an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly.

A discussion regarding the basis for the Board of Trustees approving the investment advisory agreement with the Adviser is available in the Funds' annual report to shareholders for the fiscal year ended March 31.

The Adviser has agreed to waive fees and/or reimburse expenses for certain Funds until July 31, 2006. You'll find a discussion of any waiver and/or reimbursement in the Fund descriptions. There is no assurance that the Adviser will continue to waive and/or reimburse any fees and/or expenses after this date.

The following chart shows the maximum advisory fees the Adviser can receive, along with the actual advisory fees the Adviser and/or an affiliate received during the Funds' last fiscal year, after waivers and/or reimbursements:

ANNUAL INVESTMENT ADVISORY FEE, AS A % OF AVERAGE DAILY NET ASSETS


                                                             MAXIMUM    ACTUAL FEE
                                                             ADVISORY    PAID LAST
                                                               FEE      FISCAL YEAR
  COLUMBIA CASH RESERVES                                      0.15%       0.12%



  COLUMBIA MONEY MARKET RESERVES                              0.15%       0.12%



  COLUMBIA TREASURY RESERVES                                  0.15%       0.12%



  COLUMBIA GOVERNMENT RESERVES                                0.15%       0.12%



  COLUMBIA MUNICIPAL RESERVES                                 0.15%       0.12%



  COLUMBIA TAX-EXEMPT RESERVES                                0.15%       0.12%



  COLUMBIA CALIFORNIA TAX-EXEMPT RESERVES                     0.15%       0.12%



  COLUMBIA NEW YORK TAX-EXEMPT RESERVES                       0.15%       0.15%

INVESTMENT SUB-ADVISER

Columbia Funds and the Adviser may engage one or more investment sub-advisers for each Fund to make day-to-day investment decisions for the Fund. The Adviser retains ultimate responsibility (subject to Board oversight) for overseeing the sub-advisers and evaluates the Funds' needs and available sub-advisers' skills and abilities on an ongoing basis. Based on its evaluations, the Adviser may at times recommend to the Board that a Fund:

  - change, add or terminate one or more sub-advisers;

  - continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or

  - materially change a sub-advisory agreement with a sub-adviser.

Applicable law requires a Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders' best interests. The Adviser and the Funds have applied for relief from the SEC to permit the Funds to act on many of the Adviser's recommendations with approval only by the Board and not by Fund shareholders. The Adviser or a Fund would inform the Fund's shareholders of any actions taken in reliance on this relief. Until the Adviser and the Funds obtain the relief, each Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

A discussion regarding the basis for the Board of Trustees approving the investment sub-advisory agreement with each sub-adviser is available in the Funds' annual report to shareholders for the fiscal year ended March 31.

OTHER SERVICE PROVIDERS

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
DISTRIBUTORS, INC.

ONE FINANCIAL CENTER
BOSTON, MA 02111-2621

--------------------------------------------------------------------------------


The Funds are distributed by Columbia Management Distributors, Inc. (Distributor), a registered broker/dealer.


--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
ADVISORS, LLC

100 FEDERAL STREET
BOSTON, MA 02110

--------------------------------------------------------------------------------


Columbia Management Advisors, LLC is the administrator of the Funds, and is responsible for overseeing the administrative operations of the Funds. The Funds pay Columbia Management Advisors, LLC a fee of 0.10% for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Funds, and is paid monthly.

The Adviser and the Distributor may pay significant amounts from their own assets to selling or servicing agents of the Funds for distribution-related activities or other services they provide. These amounts, which are in addition to any sales charges, distribution (12b-1) and shareholder servicing fees paid by the Funds, may be fixed dollar amounts or a percentage of sales or both, and may be up-front or ongoing payments or both. Agents may agree to provide a variety of marketing related services or access-advantages to the Funds, including, for example, presenting Funds on "preferred" or "select" lists, in return for the payments. Selling or servicing agents, in turn, may pay some or all of these amounts to their employees who recommend or sell Fund shares or allocate or invest client assets among different investment options.


In addition, the Adviser and the Distributor may pay significant amounts from their own assets for services provided and costs incurred by third parties of a type that would typically be provided or incurred directly by the Columbia Funds' transfer agent. The Columbia Funds also may pay significant amounts to third party intermediaries, including selling and servicing agents, for providing these types of services or incurring these types of costs.

These and other payments, and the difference between payments made with respect to the Funds and those made with respect to other mutual funds available through the agent, may give rise to conflicts of interest between the agent and its clients. You should be aware of these potential conflicts of interest and discuss these matters with your selling or servicing agent.

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
SERVICES, INC.

P.O. BOX 8081
BOSTON, MA 02266-8081

--------------------------------------------------------------------------------


Columbia Management Services, Inc., also known as Columbia Funds Services (Transfer Agent), is the transfer agent for the Funds' shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

ABOUT YOUR INVESTMENT
--------------------------------------------------------------------------------

Buying, selling and exchanging shares

(DOLLAR SIGN GRAPHIC)

--------------------------------------------------------------------------------

WHEN YOU SELL SHARES OF A MUTUAL FUND, THE FUND IS EFFECTIVELY "BUYING" THEM BACK FROM YOU. THIS IS CALLED A REDEMPTION.

A BUSINESS DAY IS ANY DAY THAT THE FEDERAL RESERVE BANK OF NEW YORK AND THE NEW YORK STOCK EXCHANGE (NYSE) ARE OPEN. THE MONEY MARKET FUNDS RESERVE THE RIGHT TO CLOSE EARLY ON BUSINESS DAYS PRECEDING OR FOLLOWING NATIONAL HOLIDAYS, IF THE PRIMARY GOVERNMENT SECURITIES DEALERS HAVE CLOSED EARLY AND/OR IF THE BOND MARKET ASSOCIATION RECOMMENDS THAT THE SECURITIES MARKETS CLOSE EARLY.

IN ADDITION TO WEEKENDS, EITHER THE FEDERAL RESERVE BANK OF NEW YORK OR THE NYSE IS CLOSED ON THE FOLLOWING NATIONAL HOLIDAYS: NEW YEAR'S DAY, MARTIN LUTHER KING, JR. DAY, PRESIDENTS' DAY, GOOD FRIDAY, MEMORIAL DAY, INDEPENDENCE DAY, LABOR DAY, COLUMBUS DAY, VETERANS DAY, THANKSGIVING DAY AND CHRISTMAS DAY.

--------------------------------------------------------------------------------


This prospectus offers Capital Class Shares of the Funds. Here are some general rules about this class of shares:

  - Capital Class Shares are available to eligible institutions and individuals on a direct basis or through certain financial institutions or intermediaries.

  - The minimum initial investment is $1,000,000. Financial institutions or intermediaries can total the investments they make on behalf of their clients to meet the minimum initial investment amount. Client accounts for which the financial institution or intermediary no longer acts as fiduciary agent or custodian may no longer be eligible to purchase or hold Capital Class Shares.

  - There is no minimum for additional investments.

  - There are no sales charges for buying, selling or exchanging these shares.

You'll find more information about buying, selling and exchanging Capital Class Shares on the pages that follow. You should also ask your financial institution or intermediary about its limits, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs and services.

The Funds also offer other classes of shares, with different features and expense levels, which you may be eligible to buy. If you have questions about buying, selling or exchanging, or you need help placing an order, please call us at 1.800.353.0828 if you're an institutional investor, or 1.800.345.6611 if you're an individual investor. You can also contact your investment professional.

Federal law requires the Funds to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Funds may need to delay the date of your purchase or may be unable to open your account which may result in a return of your investment monies. In addition, if the Funds are unable to verify your identity after your account is open, the Funds reserve the right to close your account or take other steps as deemed reasonable. The Funds shall not be held liable for any loss resulting from any purchase delay, application rejection, or account closure due to a failure to provide proper identifying information.

HOW SHARES ARE PRICED

All transactions are based on the price of a Fund's shares -- or its net asset value per share. We calculate net asset value per share at the following times (unless the Fund closes early):

  - 9:45 a.m., 11:00 a.m., 2:30 p.m. and 5:00 p.m. Eastern time each business day for each share class of Columbia Cash Reserves, Columbia Money Market Reserves and Columbia Treasury Reserves

  - 9:45 a.m., 11:00 a.m. and 2:30 p.m. Eastern time each business day for each share class of Columbia Government Reserves

  - 12:00 noon Eastern time each business day for each share class of Columbia Municipal Reserves and Columbia Tax-Exempt Reserves

  - 11:30 a.m. Eastern time each business day for each share class of Columbia California Tax-Exempt Reserves and Columbia New York Tax-Exempt Reserves

First, we calculate the net asset value for each class of a Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.

Although we try to maintain a net asset value per share of $1.00 for the Funds, we can't guarantee that we will be able to do so.

VALUING SECURITIES IN A FUND

The value of a Fund's assets is based on the total market value of all of the securities it holds. We use the amortized cost method, which approximates market value, to value the assets in the Money Market Funds.

HOW ORDERS ARE PROCESSED

Orders to buy, sell or exchange shares are processed on business days. Orders to buy, sell or exchange shares may be delivered to the Transfer Agent by phone, in writing, or through the internet. For more information on account and trading restrictions and special sign-up procedures for internet transactions, please call us at 800-353-0828 for institutional investors or 800-345-6611 for individual investors. The Transfer Agent has procedures in place to authenticate electronic instructions. You will be asked to accept the terms of an online agreement(s) and utilize a password for internet services. Orders received in good order by the Fund, Distributor, Transfer Agent or their agents by the following times on a business day (unless the Fund closes early) will be processed as follows:

  - If your order for Columbia Cash Reserves, Columbia Money Market Reserves or Columbia Treasury Reserves is received in good form by the Transfer Agent by 5:00 p.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you'll receive that day's dividends). If your order is received in good form by the Transfer Agent after 5:00 p.m. Eastern time, you will receive the next net asset value per share determined on the following business day (and in the case of purchases you'll begin receiving dividends the next day).

  - If your order for Columbia Government Reserves is received in good form by the Transfer Agent by 2:30 p.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you'll receive that day's dividends). If your order is received in good form by the Transfer Agent after 2:30 p.m. you will receive the next net asset value per share determined on the following business day (and in the case of purchases you'll begin receiving dividends the next day).

  - If your order for Columbia Municipal Reserves or Columbia Tax-Exempt Reserves is received in good form by the Transfer Agent by 12:00 noon p.m. Eastern time, in the case of purchases you will receive that day's net asset value per share. If your order is received in good form by the

    Transfer Agent after 12:00 noon p.m. Eastern time, you will receive the next net asset value per share determined on the following business day (and in the case of purchases you'll begin receiving dividends the next day).

  - If your order for Columbia California Tax-Exempt Reserves or Columbia New York Tax-Exempt Reserves is received in good form by the Transfer Agent by 11:30 a.m. Eastern time, in the case of purchases you will receive that day's net asset value per share. If your order is received in good form by the Transfer Agent after 11:30 a.m. Eastern time, you will receive the next net asset value per share determined on the following business day (and in the case of purchases you'll begin receiving dividends the next day).

Investors are encouraged to place orders to sell as early in the day as possible. Orders received after these times will receive the next business day's net asset value per share. The business day that applies to an order is also called the trade date. We may refuse any order to buy or exchange shares. If this happens, we'll return any money we've received.

TELEPHONE ORDERS
You can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of our account application and send it to us.

Here's how telephone orders work:

  - If you sign up for telephone orders after you open your account, you must have your signature Medallion Guaranteed.

  - Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order.

  - We'll take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. If we and our service providers don't take these steps, we may be liable for any losses from unauthorized or fraudulent instructions.

  - Telephone orders may be difficult to complete during periods of significant economic or market change.

--------------------------------------------------------------------------------

THE NET ASSET VALUE PER SHARE IS THE PRICE OF A SHARE CALCULATED BY A FUND EVERY BUSINESS DAY.

--------------------------------------------------------------------------------


(PLUS SIGN DOLLAR         BUYING SHARES
  GRAPHIC)

      Here are some general rules for buying shares:

        - You buy Capital Class Shares at net asset value per share.

        - We must receive payment by the close of the Federal Reserve wire transfer system (typically 6 p.m. Eastern time) on the business day the Fund, Distributor, Transfer Agent or their agents receive the order (unless the Fund closes early).

            If we receive payment after this time, we'll refuse the order. We'll return any payment received for orders that we refuse. We can change this time under certain circumstances, for example, when there's more wiring activity than normal.

        - Financial institutions and intermediaries are responsible for sending orders to us and for ensuring that we receive your money on time.
        - Shares purchased are recorded on the books of the Fund. We don't issue certificates.

--------------------------------------------------------------------------------

"GOOD FORM" MEANS THAT THE MONEY USED TO PURCHASE YOUR SHARES IS FULLY COLLECTED. WHEN SELLING SHARES BY LETTER OF INSTRUCTION, "GOOD FORM" ALSO MEANS
(I) YOUR LETTER HAS COMPLETE INSTRUCTIONS, THE PROPER SIGNATURES AND MEDALLION SIGNATURE GUARANTEES IF NECESSARY AND (II) ANY OTHER REQUIRED DOCUMENTS ARE ATTACHED. SIGNATURES MUST BE GUARANTEED BY EITHER A BANK, A MEMBER FIRM OF A NATIONAL STOCK EXCHANGE OR ANOTHER ELIGIBLE GUARANTOR THAT PARTICIPATES IN THE MEDALLION SIGNATURE GUARANTEE PROGRAM FOR REDEMPTIONS OVER $100,000, ALTERNATE PAYEE OR MAILING INSTRUCTIONS. FOR ADDITIONAL DOCUMENTS REQUIRED FOR SALES BY CORPORATIONS, AGENTS FIDUCIARIES, SURVIVING JOINT OWNERS AND OTHER LEGAL ENTITIES PLEASE CALL 1.800.353.0828 (INSTITUTIONAL INVESTORS) OR 1.800.345.6611 (INDIVIDUAL INVESTORS). NO INTEREST WILL BE PAID ON UNCASHED REDEMPTION CHECKS.







 FOR MORE INFORMATION ABOUT TELEPHONE ORDERS, SEE HOW ORDERS ARE PROCESSED.

--------------------------------------------------------------------------------



(MINUS SIGN DOLLAR        SELLING SHARES
  GRAPHIC)

      Here are some general rules for selling shares:

        - We normally send the sale proceeds by Fedwire as soon as practicable following the determination time applicable to your order. For more information please refer to How orders are processed or contact the Transfer Agent.

        - You can sell up to $100,000 of shares by telephone to the address of record or via ACH to your bank in a 30-day period if you qualify for telephone orders.

        - If you paid for your shares with a check that wasn't certified, we'll hold the sale proceeds when you sell those shares for at least 15 days after the trade date of the purchase.

        - Financial institutions and intermediaries are responsible for sending orders to us and for depositing the sale proceeds to your account on time.

        - If you hold any shares in certificate form, you must sign the certificates (or send a signed stock power with them) and send them to the Transfer Agent. Your signature must be Medallion Guaranteed unless you've made other arrangements with us. We may ask for any other information we need to prove that the order is properly authorized.

        - Under certain circumstances allowed under the 1940 Act, we can pay you in securities or other property when you sell your shares (except shares of Columbia Treasury Reserves).

        - We can delay payment of the sale proceeds of Columbia Cash Reserves, Columbia Money Market Reserves, Columbia Treasury Reserves or Columbia Government Reserves for one day, or longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Banks or under the extraordinary circumstances described in Section 22(e) of the 1940 Act. Generally, those extraordinary circumstances are when: (i) the NYSE is closed or trading is restricted, (ii) an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of the Fund's net assets not reasonably practicable, or (iii) the SEC by order permits the suspension of the right of redemption for the protection of investors.

        - We can delay payment of the sale proceeds of Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves or Columbia New York Tax-Exempt Reserves for up to seven days.

        - Other restrictions may apply to retirement plan accounts. For more information about these restrictions, please contact your retirement plan administrator.

      We may sell your shares:

        - if the value of your account falls below $1,000 (other than as a result of depreciation in share value), or your account may be subject to an annual fee of $10. The Transfer Agent will send you written notification of such action and provide details on how you can add money to your account to avoid this penalty

        - if a financial institution or intermediary tells us to sell your shares under arrangements made with you

        - under certain other circumstances allowed under the 1940 Act

--------------------------------------------------------------------------------

YOU SHOULD MAKE SURE YOU UNDERSTAND THE INVESTMENT OBJECTIVE AND POLICIES OF THE FUND YOU'RE EXCHANGING INTO. PLEASE READ ITS PROSPECTUS CAREFULLY.
--------------------------------------------------------------------------------


       EXCHANGING SHARES

       (ARROWS GRAPHIC)

      You can generally sell shares of a Fund to buy shares of another Fund distributed by the Distributor. This is called an exchange. You might want to do this if your investment goals or tolerance for risk change.

      Here's how exchanges work:

        - You can generally exchange Capital Class Shares of a Fund for Capital Class Shares of any other Fund distributed by the Distributor. Some exceptions apply.

        - The rules for buying shares of a Fund, including any minimum investment requirements, apply to exchanges into that Fund.

        - You may only make exchanges into a Fund that is legally sold in your state of residence.

        - You generally may only make an exchange into a Fund that is accepting investments.

        - A sales charge may apply when exchanging from a Money Market Fund to a Fund with a front-end sales charge.

        - We may limit the number of exchanges you can make within a specified period of time.

        - We may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

        - You cannot exchange any shares you own in certificate form until the Transfer Agent has received the certificate and deposited the shares to your account.

Distributions and taxes
(TAX DOLLAR GRAPHIC)

--------------------------------------------------------------------------------

THE POWER OF COMPOUNDING

REINVESTING YOUR DISTRIBUTIONS BUYS YOU MORE SHARES OF A FUND -- WHICH LETS YOU TAKE ADVANTAGE OF THE POTENTIAL FOR COMPOUND GROWTH.

PUTTING THE MONEY YOU EARN BACK INTO YOUR INVESTMENT MEANS IT, IN TURN, MAY EARN EVEN MORE MONEY. OVER TIME, THE POWER OF COMPOUNDING HAS THE POTENTIAL TO SIGNIFICANTLY INCREASE THE VALUE OF YOUR INVESTMENT. THERE IS NO ASSURANCE, HOWEVER, THAT YOU'LL EARN MORE MONEY IF YOU REINVEST YOUR DISTRIBUTIONS.

--------------------------------------------------------------------------------


ABOUT DISTRIBUTIONS

A mutual fund can make money two ways:

  - It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.

  - A fund can also have capital gain if the value of its investments increases. If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.

A mutual fund is not subject to federal income tax as long as it distributes all of its net investment income and net realized capital gain to its shareholders. The Funds intend to pay out a sufficient amount of their income and capital gain to their shareholders so the Funds won't have to pay any federal income tax. When a Fund makes this kind of a payment, it's split among all shares and is called a distribution.

Although the Funds do not expect to realize any capital gain, any capital gain realized by a Fund will be distributed at least once a year. The Funds declare distributions of net investment income each business day, and pay them on the first business day of each month. Normally, each Fund will declare and pay distributions of net investment income as indicated above. The Funds may, however, declare and pay distributions of net investment income more frequently.

Any distribution you receive is paid based on the number of shares you hold on the record date, which is usually the day the distribution is declared (daily distribution Funds) or the day before the distribution is declared (all other Funds). Shares are eligible to receive net investment income distributions from the settlement date (daily distribution Funds), trade date (all other Funds) or realized capital gain from the trade date of the purchase up to and including the day before the shares are sold.

Different share classes of a Fund usually pay different net investment income distribution amounts, because each class has different expenses.

We'll automatically reinvest distributions in additional shares of the same Fund unless you tell us you want to receive your distributions in cash. You can do this by writing to us at the address on the back cover, or by calling us at
1.800.353.0828 if you're an institutional investor, or 1.800.345.6611 if you're an individual investor. Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

--------------------------------------------------------------------------------

THIS INFORMATION IS A SUMMARY OF HOW FEDERAL INCOME TAXES MAY AFFECT YOUR INVESTMENT IN THE FUNDS. IT DOES NOT APPLY TO FOREIGN OR TAX-EXEMPT INVESTORS OR THOSE HOLDING FUND SHARES THROUGH A TAX-ADVANTAGED ACCOUNT, SUCH AS A 401(K) PLAN OR IRA. THIS INFORMATION IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING. YOU SHOULD CONSULT WITH YOUR OWN TAX ADVISER ABOUT YOUR SITUATION, INCLUDING ANY FOREIGN, STATE AND LOCAL TAXES THAT MAY APPLY.




 FOR MORE INFORMATION ABOUT TAXES, PLEASE SEE THE SAI.

--------------------------------------------------------------------------------


HOW TAXES AFFECT YOUR INVESTMENT

Distributions of a Fund's ordinary income and any net short-term capital gain, if any, generally are taxable to you as ordinary income. Although the Funds do not expect to realize any capital gain, any distributions of realized net long-term capital gain, if any, generally are taxable to you as long-term capital gain.

In general, corporate shareholders will not be able to deduct any distributions when determining their taxable income. Fund distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund. Following the end of each year, we'll send you a notice that tells you how much you've received in distributions during the year and their federal tax status. State and local taxes may also apply to distributions.

COLUMBIA MUNICIPAL RESERVES, COLUMBIA TAX-EXEMPT RESERVES, COLUMBIA CALIFORNIA TAX-EXEMPT RESERVES, COLUMBIA NEW YORK TAX-EXEMPT RESERVES

In general, you will not be subject to federal income tax on distributions from Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves and Columbia New York Tax-Exempt Reserves of their tax-exempt interest income. Distributions from Columbia California Tax-Exempt Reserves of its interest income from California municipal securities will not be subject to California state individual income tax. Distributions from Columbia New York Tax-Exempt Reserves of its interest income from New York municipal securities will not be subject to New York State and New York City individual income tax. Distributions from these Funds, however, may be subject to state, local and other taxes.

Although these Funds do not intend to earn any taxable income or capital gain, any distributions of such income or gain generally are subject to tax.

A portion of the distributions from Columbia Municipal Reserves, Columbia California Tax-Exempt Reserves and Columbia New York Tax-Exempt Reserves may also be subject to alternative minimum taxes.

U.S. GOVERNMENT OBLIGATIONS

If you invest in U.S. government obligations directly, interest on those obligations is free from state and local individual income taxes. Distributions you receive that come from interest a Fund earns from U.S. government obligations may not be exempt from these taxes. Please consult with your tax adviser.

WITHHOLDING TAX

We're required by federal law to withhold tax on any distributions and redemption proceeds paid to you (including amounts paid in securities and exchanges) if:

  - you haven't given us a correct Taxpayer Identification Number (TIN), usually your social security or employer identification number, and haven't certified that the TIN is correct and withholding doesn't apply

  - the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records

  - the IRS informs us that you are otherwise subject to backup withholding

The IRS may also impose penalties against you if you don't give us a correct
TIN.

Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.

TAXATION OF REDEMPTIONS AND EXCHANGES

As long as a Fund continually maintains a $1.00 net asset value per share, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your shares of the Fund.

Legal matters

On February 9, 2005, Banc of America Capital Management, LLC ("BACAP" (now, the Advisor)) and BACAP Distributors, LLC (which has subsequently merged into the Distributor) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the SEC (the "SEC Order"). A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website. Under the terms of the NYAG Settlement and SEC Order, BACAP and BACAP Distributors, LLC have agreed, among other things, to pay disgorgement and civil money penalties, to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices, to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures and to reduce management fees for five years. BACAP and BACAP Distributors, LLC are currently in the process of implementing the various terms of the NYAG Settlement and SEC Order.

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Columbia Funds Series Trust (formerly known as Nations Funds Trust), its Board of Trustees, Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors, LLC (collectively "BAC"). On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust (now known as Columbia Funds Series Trust), the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under the federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action. The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

Separately, a putative class action (Reinke v. Bank of America N.A., et al.) was filed against Nations Funds Trust and others on December 6, 2004 in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. Nations Funds Trust has filed a "motion to dismiss" that is pending. Discovery has recently been initiated. At the present time, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

FINANCIAL HIGHLIGHTS
(DOLLAR SIGN GRAPHIC)

The financial highlights table is designed to help you understand how the Funds have performed for the past five years or, if shorter, the period of a Fund's operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned, assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP. The independent registered public accounting firm's report and Columbia Funds financial statements are incorporated by reference into the SAI. Please see the back cover of this prospectus to find out how you can get a copy of the SAI.

COLUMBIA CASH RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                              YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
  CAPITAL CLASS SHARES                         03/31/05             03/31/04             03/31/03             03/31/02
  Net asset value, beginning of year             $1.00                $1.00                $1.00                $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                  0.0158               0.0100               0.0161               0.0320
  LESS DISTRIBUTIONS:
  Dividends from net investment income         (0.0158)             (0.0100)             (0.0161)             (0.0320)
  Net asset value, end of year                   $1.00                $1.00                $1.00                $1.00
  TOTAL RETURN++                                 1.59%                1.01%                1.63%                3.25%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000's)          $18,286,171          $24,767,958          $33,084,072          $39,231,604
  Ratio of operating expenses to average
    net assets(a)                                0.20%              0.20%(c)             0.20%(b)             0.20%(b)
  Ratio of net investment income/(loss)
    to average net assets                        1.53%                1.01%                1.62%                2.92%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements(a)                    0.27%                0.26%                0.26%                0.27%

                                               YEAR ENDED
  CAPITAL CLASS SHARES                          03/31/01
  Net asset value, beginning of year              $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                   0.0628
  LESS DISTRIBUTIONS:
  Dividends from net investment income          (0.0628)
  Net asset value, end of year                    $1.00
  TOTAL RETURN++                                  6.46%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000's)           $20,037,526
  Ratio of operating expenses to average
    net assets(a)                                 0.20%
  Ratio of net investment income/(loss)
    to average net assets                         6.22%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements(a)                     0.27%

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
(a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
(b) The effect of interest expense on the operating expense ratio was less than 0.01%.
(c) The reimbursement from the investment adviser is included in the ratio of operating expenses to average net assets (with waivers). The effect of this reimbursement on the operating expense ratio (with waivers) was less than 0.01%.

COLUMBIA MONEY MARKET RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                              YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
  CAPITAL CLASS SHARES                         03/31/05             03/31/04             03/31/03             03/31/02
  Net asset value, beginning of year             $1.00                $1.00                $1.00                $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                  0.0157               0.0098               0.0155               0.0311
  LESS DISTRIBUTIONS:
  Dividends from net investment income         (0.0157)             (0.0098)             (0.0155)             (0.0311)
  Net asset value, end of year                   $1.00                $1.00                $1.00                $1.00
  TOTAL RETURN++                                 1.58%                0.98%                1.56%                3.16%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000's)          $7,148,040           $9,064,090           $10,092,837          $11,084,336
  Ratio of operating expenses to average
    net assets(a)                                0.20%                0.20%              0.20%(b)               0.20%
  Ratio of net investment income/(loss)
    to average net assets                        1.50%                0.98%                1.54%                2.85%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements(a)                    0.27%                0.26%                0.26%                0.28%

                                               YEAR ENDED
  CAPITAL CLASS SHARES                          03/31/01
  Net asset value, beginning of year              $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                   0.0625
  LESS DISTRIBUTIONS:
  Dividends from net investment income          (0.0625)
  Net asset value, end of year                    $1.00
  TOTAL RETURN++                                  6.43%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000's)           $6,103,253
  Ratio of operating expenses to average
    net assets(a)                               0.20%(b)
  Ratio of net investment income/(loss)
    to average net assets                         6.19%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements(a)                     0.27%

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
(a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
(b) The effect of interest expense on the operating expense ratio was less than 0.01%.

COLUMBIA TREASURY RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                              YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
  CAPITAL CLASS SHARES                         03/31/05             03/31/04             03/31/03             03/31/02
  Net asset value, beginning of year             $1.00                $1.00                $1.00                $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                  0.0144               0.0093               0.0150               0.0302
  LESS DISTRIBUTIONS:
  Dividends from net investment income         (0.0144)             (0.0093)             (0.0150)             (0.0302)
  Net asset value, end of year                   $1.00                $1.00                $1.00                $1.00
  TOTAL RETURN++                                 1.45%                0.94%                1.51%                3.06%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000's)          $1,570,292           $2,120,480           $2,560,626           $3,715,126
  Ratio of operating expenses to average
    net assets(a)                                0.20%                0.20%                0.20%                0.20%
  Ratio of net investment income/(loss)
    to average net assets                        1.41%                0.94%                1.52%                2.81%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements(a)                    0.27%                0.26%                0.26%                0.27%

                                               YEAR ENDED
  CAPITAL CLASS SHARES                          03/31/01
  Net asset value, beginning of year              $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                   0.0603
  LESS DISTRIBUTIONS:
  Dividends from net investment income          (0.0603)
  Net asset value, end of year                    $1.00
  TOTAL RETURN++                                  6.20%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000's)           $1,900,312
  Ratio of operating expenses to average
    net assets(a)                               0.20%(b)
  Ratio of net investment income/(loss)
    to average net assets                         5.99%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements(a)                     0.27%

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
(a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
(b) The effect of interest expense on the operating expense ratio was less than 0.01%.

COLUMBIA GOVERNMENT RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                              YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
  CAPITAL CLASS SHARES                         03/31/05             03/31/04             03/31/03             03/31/02
  Net asset value, beginning of year             $1.00                $1.00                $1.00                $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                  0.0152               0.0095               0.0151               0.0303
  LESS DISTRIBUTIONS:
  Dividends from net investment income         (0.0152)             (0.0095)             (0.0151)             (0.0303)
  Net asset value, end of year                   $1.00                $1.00                $1.00                $1.00
  TOTAL RETURN++                                 1.53%                0.96%                1.52%                3.07%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000's)          $1,132,047           $1,289,052           $1,772,133           $1,818,554
  Ratio of operating expenses to average
    net assets(a)                                0.20%                0.20%                0.20%                0.20%
  Ratio of net investment income/(loss)
    to average net assets                        1.51%                0.96%                1.48%                2.70%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements(a)                    0.27%                0.26%                0.27%                0.28%

                                               YEAR ENDED
  CAPITAL CLASS SHARES                          03/31/01
  Net asset value, beginning of year              $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                   0.0615
  LESS DISTRIBUTIONS:
  Dividends from net investment income          (0.0615)
  Net asset value, end of year                    $1.00
  TOTAL RETURN++                                  6.32%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000's)            $852,138
  Ratio of operating expenses to average
    net assets(a)                               0.20%(b)
  Ratio of net investment income/(loss)
    to average net assets                         6.06%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements(a)                     0.29%

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
(a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
(b) The effect of interest expense on the operating expense ratio was less than 0.01%.

COLUMBIA MUNICIPAL RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                              YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
  CAPITAL CLASS SHARES                         03/31/05             03/31/04             03/31/03             03/31/02
  Net asset value, beginning of year             $1.00                $1.00                $1.00                $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                  0.0128               0.0089               0.0127               0.0215
  LESS DISTRIBUTIONS:
  Dividends from net investment income         (0.0128)             (0.0089)             (0.0127)             (0.0215)
  Net asset value, end of year                   $1.00                $1.00                $1.00                $1.00
  TOTAL RETURN++                                 1.28%                0.90%                1.28%                2.18%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000's)          $3,338,133           $1,988,042           $1,379,684            $456,528
  Ratio of operating expenses to average
    net assets                                   0.20%                0.20%                0.20%                0.20%
  Ratio of net investment income/(loss)
    to average net assets                        1.33%                0.88%                1.23%                2.03%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                       0.28%                0.27%                0.28%                0.30%

                                               YEAR ENDED
  CAPITAL CLASS SHARES                          03/31/01
  Net asset value, beginning of year              $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                   0.0392
  LESS DISTRIBUTIONS:
  Dividends from net investment income          (0.0392)
  Net asset value, end of year                    $1.00
  TOTAL RETURN++                                  3.99%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000's)            $145,248
  Ratio of operating expenses to average
    net assets                                    0.20%
  Ratio of net investment income/(loss)
    to average net assets                         3.93%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                        0.29%

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

COLUMBIA TAX-EXEMPT RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                    YEAR ENDED                       YEAR ENDED
  CAPITAL CLASS SHARES                               03/31/05                         03/31/04
  Net asset value, beginning of period                 $1.00                            $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                        0.0125                           0.0086
  LESS DISTRIBUTIONS:
  Dividends from net investment income               (0.0125)                         (0.0086)
  Net asset value, end of period                       $1.00                            $1.00
  TOTAL RETURN++                                       1.26%                            0.87%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)              $1,049,210                        $542,057
  Ratio of operating expenses to average
    net assets                                         0.20%                            0.20%
  Ratio of net investment income/(loss)
    to average net assets                              1.31%                            0.84%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                             0.28%                            0.27%

                                                    PERIOD ENDED
  CAPITAL CLASS SHARES                                03/31/03*
  Net asset value, beginning of period                  $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                         0.0095
  LESS DISTRIBUTIONS:
  Dividends from net investment income                (0.0095)
  Net asset value, end of period                        $1.00
  TOTAL RETURN++                                        0.96%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)                $275,095
  Ratio of operating expenses to average
    net assets                                         0.20%+
  Ratio of net investment income/(loss)
    to average net assets                              1.13%+
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                             0.28%+

* Columbia Tax-Exempt Reserves Capital Class Shares commenced operations on June 13, 2002.
+ Annualized.
++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

COLUMBIA CALIFORNIA TAX-EXEMPT
RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                              YEAR ENDED          YEAR ENDED          YEAR ENDED          YEAR ENDED
  CAPITAL CLASS SHARES                         03/31/05            03/31/04            03/31/03            03/31/02
  Net asset value, beginning of period          $1.00               $1.00               $1.00               $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                  0.0123              0.0083              0.0115              0.0199
  LESS DISTRIBUTIONS:
  Dividends from net investment income         (0.0123)            (0.0083)            (0.0115)            (0.0199)
  Net asset value, end of period                $1.00               $1.00               $1.00               $1.00
  TOTAL RETURN++                                1.24%               0.84%               1.17%               2.01%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)         $105,823            $169,317            $172,261            $102,040
  Ratio of operating expenses to average
    net assets                                  0.20%               0.20%               0.20%               0.20%
  Ratio of net investment income/(loss)
    to average net assets                       1.21%               0.83%               1.15%               1.38%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                      0.28%               0.27%               0.27%               0.28%

                                              PERIOD ENDED
  CAPITAL CLASS SHARES                         03/31/01*
  Net asset value, beginning of period           $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                   0.0153
  LESS DISTRIBUTIONS:
  Dividends from net investment income          (0.0153)
  Net asset value, end of period                 $1.00
  TOTAL RETURN++                                 1.54%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)            $30
  Ratio of operating expenses to average
    net assets                                   0.20%+
  Ratio of net investment income/(loss)
    to average net assets                        3.33%+
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                       0.28%+

* Columbia California Tax-Exempt Reserves Capital Class Shares commenced operations on October 3, 2000.
+ Annualized.
++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

COLUMBIA NEW YORK TAX-EXEMPT
RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                 YEAR ENDED                YEAR ENDED                YEAR ENDED
  CAPITAL CLASS SHARES                            03/31/05                  03/31/04                  03/31/03
  Net asset value, beginning of period             $1.00                     $1.00                     $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                     0.0125                    0.0090                    0.0122
  LESS DISTRIBUTIONS:
  Dividends from net investment income            (0.0125)                  (0.0090)                  (0.0122)
  Net asset value, end of period                   $1.00                     $1.00                     $1.00
  TOTAL RETURN++                                   1.26%                     0.91%                     1.23%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)             $2,852                    $1,862                    $9,483
  Ratio of operating expenses to average
    net assets                                     0.20%                     0.20%                     0.13%
  Ratio of net investment income/(loss)
    to average net assets                          1.20%                     0.93%                     1.27%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                         0.53%                     0.47%                     0.78%

                                                 PERIOD ENDED
  CAPITAL CLASS SHARES                            03/31/02*
  Net asset value, beginning of period              $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                      0.0013
  LESS DISTRIBUTIONS:
  Dividends from net investment income             (0.0013)
  Net asset value, end of period                    $1.00
  TOTAL RETURN++                                    0.13%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)             $20,015
  Ratio of operating expenses to average
    net assets                                      0.20%+
  Ratio of net investment income/(loss)
    to average net assets                           1.03%+
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                          4.51%+

* Columbia New York Tax-Exempt Reserves Capital Class Shares commenced operations on February 15, 2002.
+ Annualized.
++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

ADDITIONAL HYPOTHETICAL FEES AND EXPENSE INFORMATION

The supplemental hypothetical investment information on the following pages provides additional information about the effect of the fees and expenses of each Fund, including investment advisory fees and other Fund costs, on the Funds' returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in the class of the Funds assuming a 5% return each year, the hypothetical year-end balance before fees and expenses and the cumulative return after fees and expenses. The charts also assume that the annual expense ratios stay the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratio used for each Fund, which is the same as that stated in the Annual Fund Operating Expenses tables, is reflected in the charts and is net of any contractual fee waiver or expense reimbursement. Your actual costs may be higher or lower.

COLUMBIA CASH RESERVES -- CAPITAL CLASS SHARES

      ANNUAL EXPENSE RATIO        INITIAL HYPOTHETICAL INVESTMENT AMOUNT       ASSUMED RATE OF RETURN
              0.20%                             $10,000.00                               5%
              CUMULATIVE RETURN   HYPOTHETICAL YEAR-    CUMULATIVE RETURN   HYPOTHETICAL YEAR-     ANNUAL
               BEFORE FEES AND    END BALANCE BEFORE     AFTER FEES AND      END BALANCE AFTER    FEES AND
     YEAR         EXPENSES         FEES AND EXPENSES        EXPENSES         FEES AND EXPENSES    EXPENSES
       1            5.00%             $10,500.00              4.80%             $10,480.00        $ 20.48
       2           10.25%             $11,025.00              9.83%             $10,983.04        $ 21.46
       3           15.76%             $11,576.25             15.10%             $11,510.23        $ 22.49
       4           21.55%             $12,155.06             20.63%             $12,062.72        $ 23.57
       5           27.63%             $12,762.82             26.42%             $12,641.73        $ 24.70
       6           34.01%             $13,400.96             32.49%             $13,248.53        $ 25.89
       7           40.71%             $14,071.00             38.84%             $13,884.46        $ 27.13
       8           47.75%             $14,774.55             45.51%             $14,550.91        $ 28.44
       9           55.13%             $15,513.28             52.49%             $15,249.36        $ 29.80
      10           62.89%             $16,288.95             59.81%             $15,981.33        $ 31.23
    TOTAL GAIN BEFORE FEES &
             EXPENSES                 $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                           $ 5,981.33
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                               $255.20

COLUMBIA MONEY MARKET RESERVES -- CAPITAL CLASS SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              0.20%                            $10,000.00                              5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-   CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE     AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES        FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00              4.80%            $10,480.00      $ 20.48
       2           10.25%            $11,025.00              9.83%            $10,983.04      $ 21.46
       3           15.76%            $11,576.25             15.10%            $11,510.23      $ 22.49
       4           21.55%            $12,155.06             20.63%            $12,062.72      $ 23.57
       5           27.63%            $12,762.82             26.42%            $12,641.73      $ 24.70
       6           34.01%            $13,400.96             32.49%            $13,248.53      $ 25.89
       7           40.71%            $14,071.00             38.84%            $13,884.46      $ 27.13
       8           47.75%            $14,774.55             45.51%            $14,550.91      $ 28.44
       9           55.13%            $15,513.28             52.49%            $15,249.36      $ 29.80
      10           62.89%            $16,288.95             59.81%            $15,981.33      $ 31.23
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                         $ 5,981.33
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                           $255.20

COLUMBIA TREASURY RESERVES -- CAPITAL CLASS SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT     ASSUMED RATE OF RETURN
              0.20%                            $10,000.00                             5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-   CUMULATIVE RETURN  HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE    AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES        FEES AND EXPENSES       EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00             4.80%            $10,480.00       $ 20.48
       2           10.25%            $11,025.00             9.83%            $10,983.04       $ 21.46
       3           15.76%            $11,576.25            15.10%            $11,510.23       $ 22.49
       4           21.55%            $12,155.06            20.63%            $12,062.72       $ 23.57
       5           27.63%            $12,762.82            26.42%            $12,641.73       $ 24.70
       6           34.01%            $13,400.96            32.49%            $13,248.53       $ 25.89
       7           40.71%            $14,071.00            38.84%            $13,884.46       $ 27.13
       8           47.75%            $14,774.55            45.51%            $14,550.91       $ 28.44
       9           55.13%            $15,513.28            52.49%            $15,249.36       $ 29.80
      10           62.89%            $16,288.95            59.81%            $15,981.33       $ 31.23
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                        $ 5,981.33
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                           $255.20

COLUMBIA GOVERNMENT RESERVES -- CAPITAL CLASS SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT     ASSUMED RATE OF RETURN
              0.20%                            $10,000.00                             5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-   CUMULATIVE RETURN  HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE    AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES        FEES AND EXPENSES       EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00             4.80%            $10,480.00      $ 20.48
       2           10.25%            $11,025.00             9.83%            $10,983.04      $ 21.46
       3           15.76%            $11,576.25            15.10%            $11,510.23      $ 22.49
       4           21.55%            $12,155.06            20.63%            $12,062.72      $ 23.57
       5           27.63%            $12,762.82            26.42%            $12,641.73      $ 24.70
       6           34.01%            $13,400.96            32.49%            $13,248.53      $ 25.89
       7           40.71%            $14,071.00            38.84%            $13,884.46      $ 27.13
       8           47.75%            $14,774.55            45.51%            $14,550.91      $ 28.44
       9           55.13%            $15,513.28            52.49%            $15,249.36      $ 29.80
      10           62.89%            $16,288.95            59.81%            $15,981.33      $ 31.23
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                        $ 5,981.33
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                          $255.20

COLUMBIA MUNICIPAL RESERVES -- CAPITAL CLASS SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT     ASSUMED RATE OF RETURN
              0.20%                            $10,000.00                             5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-   CUMULATIVE RETURN  HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE    AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES        FEES AND EXPENSES       EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00             4.80%            $10,480.00      $ 20.48
       2           10.25%            $11,025.00             9.83%            $10,983.04      $ 21.46
       3           15.76%            $11,576.25            15.10%            $11,510.23      $ 22.49
       4           21.55%            $12,155.06            20.63%            $12,062.72      $ 23.57
       5           27.63%            $12,762.82            26.42%            $12,641.73      $ 24.70
       6           34.01%            $13,400.96            32.49%            $13,248.53      $ 25.89
       7           40.71%            $14,071.00            38.84%            $13,884.46      $ 27.13
       8           47.75%            $14,774.55            45.51%            $14,550.91      $ 28.44
       9           55.13%            $15,513.28            52.49%            $15,249.36      $ 29.80
      10           62.89%            $16,288.95            59.81%            $15,981.33      $ 31.23
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                        $ 5,981.33
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                          $255.20

COLUMBIA TAX-EXEMPT RESERVES -- CAPITAL CLASS SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              0.20%                            $10,000.00                              5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-   CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE     AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES        FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00              4.80%            $10,480.00      $ 20.48
       2           10.25%            $11,025.00              9.83%            $10,983.04      $ 21.46
       3           15.76%            $11,576.25             15.10%            $11,510.23      $ 22.49
       4           21.55%            $12,155.06             20.63%            $12,062.72      $ 23.57
       5           27.63%            $12,762.82             26.42%            $12,641.73      $ 24.70
       6           34.01%            $13,400.96             32.49%            $13,248.53      $ 25.89
       7           40.71%            $14,071.00             38.84%            $13,884.46      $ 27.13
       8           47.75%            $14,774.55             45.51%            $14,550.91      $ 28.44
       9           55.13%            $15,513.28             52.49%            $15,249.36      $ 29.80
      10           62.89%            $16,288.95             59.81%            $15,981.33      $ 31.23
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                         $ 5,981.33
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                           $255.20

COLUMBIA CALIFORNIA TAX-EXEMPT RESERVES -- CAPITAL CLASS SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT     ASSUMED RATE OF RETURN
              0.20%                            $10,000.00                             5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-  CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE    AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES       FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00             4.80%            $10,480.00      $ 20.48
       2           10.25%            $11,025.00             9.83%            $10,983.04      $ 21.46
       3           15.76%            $11,576.25            15.10%            $11,510.23      $ 22.49
       4           21.55%            $12,155.06            20.63%            $12,062.72      $ 23.57
       5           27.63%            $12,762.82            26.42%            $12,641.73      $ 24.70
       6           34.01%            $13,400.96            32.49%            $13,248.53      $ 25.89
       7           40.71%            $14,071.00            38.84%            $13,884.46      $ 27.13
       8           47.75%            $14,774.55            45.51%            $14,550.91      $ 28.44
       9           55.13%            $15,513.28            52.49%            $15,249.36      $ 29.80
      10           62.89%            $16,288.95            59.81%            $15,981.33      $ 31.23
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                        $ 5,981.33
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                          $255.20

COLUMBIA NEW YORK TAX-EXEMPT RESERVES -- CAPITAL CLASS SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              0.20%                            $10,000.00                              5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-   CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE     AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES        FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00              4.80%            $10,480.00      $ 20.48
       2           10.25%            $11,025.00              9.83%            $10,983.04      $ 21.46
       3           15.76%            $11,576.25             15.10%            $11,510.23      $ 22.49
       4           21.55%            $12,155.06             20.63%            $12,062.72      $ 23.57
       5           27.63%            $12,762.82             26.42%            $12,641.73      $ 24.70
       6           34.01%            $13,400.96             32.49%            $13,248.53      $ 25.89
       7           40.71%            $14,071.00             38.84%            $13,884.46      $ 27.13
       8           47.75%            $14,774.55             45.51%            $14,550.91      $ 28.44
       9           55.13%            $15,513.28             52.49%            $15,249.36      $ 29.80
      10           62.89%            $16,288.95             59.81%            $15,981.33      $ 31.23
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                         $ 5,981.33
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                           $255.20

--------------------------------------------------------------------------------

THIS GLOSSARY INCLUDES EXPLANATIONS OF THE IMPORTANT TERMS THAT MAY BE USED IN THIS PROSPECTUS. SOME OF THE TERMS EXPLAINED MAY APPLY TO COLUMBIA FUNDS NOT INCLUDED IN THIS PROSPECTUS.

--------------------------------------------------------------------------------

Terms used in this prospectus
(BOOK GRAPHIC)

80% POLICY -- Rule 35d-1 under the 1940 Act (the "Names Rule"), requires certain Funds to adopt an investment policy requiring that, under normal circumstances, at least 80% of its assets will be invested in the type of investment suggested by its name. In most cases, the Names Rule gives affected Funds the option to either (i) declare the 80% Policy a fundamental policy, which means it can only be changed by shareholder approval, or (ii) commit to provide notice to shareholders before changing the 80% Policy. In some cases, the Names Rule requires affected Funds to declare their 80% Policy a fundamental policy. The SAI identifies each Fund that has adopted an 80% Policy as a fundamental policy as well as each Fund that has committed to provide notice to shareholders before changing its 80% Policy.

AMORTIZED COST METHOD -- under Rule 2a-7 of the 1940 Act, the method of calculating an investment company's net asset value whereby portfolio securities are valued at the Fund's acquisition cost as adjusted for amortization of premium or accretion of discount rather than at their value based on current market factors.

AVERAGE DOLLAR-WEIGHTED MATURITY -- the average length of time until the debt securities held by a Fund reach maturity. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.

BANK OBLIGATION -- a money market instrument issued by a bank, including certificates of deposit, time deposits and bankers' acceptances.

CAPITAL GAIN OR LOSS -- the difference between the purchase price of a security and its selling price. You realize a capital gain when you sell a security for more than you paid for it. You realize a capital loss when you sell a security for less than you paid for it.

COMMERCIAL PAPER -- a short-term debt security issued by banks, corporations, municipalities and other borrowers.

COMMON STOCK -- a security that represents part equity ownership in a company. Common stock typically allows you to vote at shareholder meetings and to share in the company's profits by receiving dividends.

DEBT SECURITY -- when you invest in a debt security, you are typically lending your money to a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as U.S. Treasury obligations and commercial paper. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

EQUITY SECURITY -- an investment that gives you an equity ownership right in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.

FIRST-TIER SECURITY -- under Rule 2a-7 of the 1940 Act, a debt security that is an eligible investment for money market funds and has received a rating in the highest short-term rating category from a nationally recognized statistical rating organization (NRSRO) or if unrated, is determined by the fund's portfolio management team to be of comparable quality, or is a money market fund issued by a registered investment company, or is a government security.

FIXED INCOME SECURITY -- an intermediate to long-term debt security that matures in more than one year.

GUARANTEED INVESTMENT CONTRACT -- an investment instrument issued by a rated insurance company in return for a payment by an investor.

HIGH QUALITY -- includes municipal securities that are rated in the top two highest short-term debt categories according to an NRSRO such as Standard & Poor's Corporation or Moody's Investors Service, Inc. The portfolio management team may consider an unrated municipal security if it is determined to be of comparable quality, based upon guidelines approved by the Fund's Board. Please see the SAI for more information about credit ratings.

INSTRUMENTALITY -- an instrumentality of the U.S. government is a government agency organized under federal charter with government supervision.

LIQUIDITY -- a measurement of how easily a security can be bought or sold at a price that is close to its market value.

MONEY MARKET INSTRUMENT -- a short-term debt security that is considered to mature in 13 months or less. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and certain municipal securities. For Columbia Treasury Reserves and Columbia Government Reserves, money market instruments do not include either commercial paper or municipal securities.

MUNICIPAL SECURITY (OBLIGATION) -- a debt security issued by state or local governments or governmental authorities to pay for public projects and services. "General obligations" are typically backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income from these securities is exempt from federal income taxes and is generally exempt from state taxes if you live in the state that issued the security. If you live in the municipality that issued the security, interest income may also be exempt from local taxes.

NON-DIVERSIFIED -- a fund that holds securities of fewer issuers or kinds of issuers than other kinds of funds. Non-diversified funds tend to have greater price swings than more diversified funds because events affecting one or more of its securities may have a disproportionately large effect on the fund.

PARTICIPATION -- a pass-through certificate representing a share in a pool of debt obligations or other instruments.

PASS-THROUGH CERTIFICATE -- securitized mortgages or other debt securities with interest and principal paid by a servicing intermediary shortly after interest payments are received from borrowers.

PRIVATE ACTIVITY BOND -- a municipal security that is used to finance private projects or other projects that aren't qualified for tax purposes. Interest on private activity bonds is generally taxable, unless it is specifically exempted, or may be treated as a tax preference item for federal alternative minimum tax purposes.

REPURCHASE AGREEMENT -- a short-term (often overnight) investment arrangement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return.

REVERSE REPURCHASE AGREEMENT -- a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price.

SECOND-TIER SECURITY -- under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds, but is not a first-tier security.

SETTLEMENT DATE -- the date on which an order is settled either by payment or delivery of securities.

SPECIAL PURPOSE ISSUER -- an entity organized solely to issue asset-backed securities on a pool of assets it owns.

TRADE DATE -- the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

U.S. GOVERNMENT OBLIGATIONS -- a wide range of debt securities that include U.S. Treasury obligations, securities issued or guaranteed by various agencies of the U.S. government, or by various instrumentalities which have been established or sponsored by the U.S. government. Securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. government.

U.S. TREASURY OBLIGATION -- a debt security issued or guaranteed by the U.S. Treasury. U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. government.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

COLUMBIA MANAGEMENT.

Where to find more information

You'll find more information about Columbia Money Market Funds in the following documents:

Annual and semi-annual reports

The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the independent registered public accounting firm's reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the period covered.

Statement of Additional Information

The SAI contains additional information about the Funds and their policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.

You can obtain a free copy of these documents, request other information about the Funds and make shareholder inquiries by contacting Columbia Funds:

By telephone:
1.800.353.0828 (Institutional Investors)
1.800.345.6611 (Individual Investors)

By mail:
COLUMBIA FUNDS
C/O COLUMBIA FUNDS SERVICES
P.O. BOX 8081
BOSTON, MA 02266-8081

On the Internet:
WWW.COLUMBIAFUNDS.COM

Information about the Funds can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

SEC file number: 811-09645
Columbia Funds Series Trust

PRO-36/90454-0905

COLUMBIA MANAGEMENT.



                             Money Market Funds

                             Prospectus -- Investor Class Shares

                             December 30, 2005




                             Columbia Cash Reserves
                             (formerly, Nations Cash Reserves)

                             Columbia Money Market Reserves
                             (formerly, Nations Money Market Reserves)

                             Columbia Treasury Reserves
                             (formerly, Nations Treasury Reserves)

                             Columbia Government Reserves
                             (formerly, Nations Government Reserves)

                             Columbia Municipal Reserves
                             (formerly, Nations Municipal Reserves)

                             Columbia Tax-Exempt Reserves
                             (formerly, Nations Tax-Exempt Reserves)

                             Columbia California Tax-Exempt Reserves
                             (formerly, Nations California Tax-Exempt Reserves)

                             Columbia New York Tax-Exempt Reserves
                             (formerly, Nations New York Tax-Exempt Reserves)







                             THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE.

                             ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.





                     MAY LOSE VALUE
NOT FDIC-INSURED   NO BANK GUARANTEE

AN OVERVIEW OF THE FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TERMS USED IN THIS PROSPECTUS

IN THIS PROSPECTUS, WE, US AND OUR REFER TO THE COLUMBIA FUNDS FAMILY (COLUMBIA FUNDS OR COLUMBIA FUNDS FAMILY). SOME OTHER IMPORTANT TERMS WE'VE USED MAY BE NEW TO YOU. THESE ARE PRINTED IN ITALICS WHERE THEY FIRST APPEAR IN A SECTION AND ARE DESCRIBED IN TERMS USED IN THIS PROSPECTUS.




 YOU'LL FIND TERMS USED IN THIS PROSPECTUS ON PAGE 69.

YOUR INVESTMENT IN THESE FUNDS IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, N.A. (BANK OF AMERICA), THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. YOUR INVESTMENT MAY LOSE MONEY.

AFFILIATES OF BANK OF AMERICA ARE PAID FOR THE SERVICES THEY PROVIDE TO THE
FUNDS.

--------------------------------------------------------------------------------

This booklet, which is called a prospectus, tells you about some Columbia Money Market Funds. Please read it carefully, because it contains information that's designed to help you make informed investment decisions.

This prospectus offers Investor Class Shares of the Funds. This class of shares is designed primarily for financial institutions and intermediaries for their own accounts, and for certain of their client accounts. Please turn to BUYING, SELLING AND EXCHANGING SHARES for more information about who is eligible to buy this class of shares.

ABOUT THE FUNDS

The Money Market Funds seek to provide income while protecting the principal of your original investment by investing in money market instruments.

Money market instruments include short-term debt securities that are U.S. government issued or guaranteed or have relatively low risk. Your original investment and your return aren't guaranteed, however, and returns will vary as short-term interest rates change. Over time, the return on money market funds may be lower than the return on other kinds of mutual funds or investments.

ARE THESE FUNDS RIGHT FOR YOU?

Not every Fund is right for every investor. When you're choosing a Fund to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.

The Money Market Funds may be suitable for you if:

  - you're looking for a relatively low risk investment with stability of principal

  - you have short-term income needs

They may not be suitable for you if:

  - you're looking for higher returns and are prepared to assume a higher level of investment risk

  - you're more comfortable with bank deposits that are FDIC-insured

You'll find a discussion of each Fund's investment objective, principal investment strategies and principal risks in the Fund descriptions that start on page 4.

FOR MORE INFORMATION

If you have any questions about the Funds, please call us at 1.800.353.0828 if you're an institutional investor, or 1.800.345.6611 if you're an individual investor. You can also contact your investment professional.

You'll find more information about the Funds in the Statement of Additional Information (SAI). The SAI includes more detailed information about each Fund's investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.

WHAT'S INSIDE
--------------------------------------------------------------------------------

About the Funds
(FILE FOLDER GRAPHIC)

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
ADVISORS, LLC

COLUMBIA MANAGEMENT ADVISORS, LLC (THE ADVISER) IS THE INVESTMENT ADVISER TO EACH OF THE FUNDS. THE ADVISER IS RESPONSIBLE FOR THE OVERALL MANAGEMENT AND SUPERVISION OF THE INVESTMENT MANAGEMENT OF EACH FUND.




 YOU'LL FIND MORE ABOUT THE ADVISER STARTING ON PAGE 44.

--------------------------------------------------------------------------------


COLUMBIA CASH RESERVES                                           4
------------------------------------------------------------------
COLUMBIA MONEY MARKET RESERVES                                   8
------------------------------------------------------------------
COLUMBIA TREASURY RESERVES                                      12
------------------------------------------------------------------
COLUMBIA GOVERNMENT RESERVES                                    17
------------------------------------------------------------------
COLUMBIA MUNICIPAL RESERVES                                     22
------------------------------------------------------------------
COLUMBIA TAX-EXEMPT RESERVES                                    27
------------------------------------------------------------------
COLUMBIA CALIFORNIA TAX-EXEMPT RESERVES                         32
------------------------------------------------------------------
COLUMBIA NEW YORK TAX-EXEMPT RESERVES                           37
------------------------------------------------------------------
OTHER IMPORTANT INFORMATION                                     42
------------------------------------------------------------------
HOW THE FUNDS ARE MANAGED                                       44

About your investment
(DOLLAR SIGN GRAPHIC)

INFORMATION FOR INVESTORS
  Buying, selling and exchanging shares                         46
     How orders are processed                                   48
  How selling and servicing agents are paid                     53
  Distributions and taxes                                       55
  Legal matters                                                 58
------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                            59
------------------------------------------------------------------
ADDITIONAL HYPOTHETICAL FEES AND EXPENSE INFORMATION            64
------------------------------------------------------------------
TERMS USED IN THIS PROSPECTUS                                   69
------------------------------------------------------------------
WHERE TO FIND MORE INFORMATION                          BACK COVER

COLUMBIA CASH RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 44.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

THE FUND IS LISTED ON THE NATIONAL ASSOCIATION OF INSURANCE COMMISSIONERS' APPROVED LIST OF MONEY MARKET MUTUAL FUNDS.

FIRST-TIER SECURITIES

A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN A RATING IN THE HIGHEST CREDIT RATING CATEGORY BY A NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATION (NRSRO) OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. These securities include primarily:

  - commercial paper

  - bank obligations

  - short-term debt securities, including instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or instruments backed by, the securities and other assets owned by these issuers

  - short-term taxable municipal securities

  - repurchase agreements secured by first-tier securities, U.S. government obligations or U.S. Treasury obligations

The Fund may also invest in other money market funds, consistent with its investment objective and strategies. When the portfolio management team believes market conditions warrant, the Fund may invest more than 25% of its assets in U.S. dollar denominated bank obligations, including obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------






 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia Cash Reserves has the following risks:

      - INVESTMENT STRATEGY RISK -- Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.353.0828 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.345.6611 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Investor Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               2000     2001     2002     2003     2004
               ----     ----     ----     ----     ----
               6.10%    3.86%    1.46%    0.74%    0.90%



              *Year-to-date return as of June 30, 2005: 1.10%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 3RD QUARTER 2000:          1.57%
         WORST: 2ND QUARTER 2004:         0.15%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                                              LIFE OF
                                                           1 YEAR   5 YEARS    FUND*
         INVESTOR CLASS SHARES                             0.90%     2.59%    2.88%

      *THE INCEPTION DATE OF INVESTOR CLASS SHARES IS APRIL 12, 1999.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Investor Class Shares can be found in the section ADDITIONAL
                   HYPOTHETICAL FEES AND EXPENSE INFORMATION following the FINANCIAL HIGHLIGHTS.

         SHAREHOLDER FEES                                           Investor Class
         (Fees paid directly from your investment)                      Shares
         Maximum sales charge (load) imposed on purchases                N/A



         Maximum deferred sales charge (load)                            N/A



         ANNUAL FUND OPERATING EXPENSES(1)
         (Expenses that are deducted from the Fund's assets)



         Management fees(2)                                             0.25%



         Distribution (12b-1) and shareholder servicing fees            0.35%



         Other expenses                                                 0.02%
                                                                       -------



         Total annual Fund operating expenses                           0.62%



         Fee waivers and/or reimbursements                             (0.07)%
                                                                       -------



         Total net expenses(3)                                          0.55%
                                                                       =======

      (1)The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (2)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Investor Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         INVESTOR CLASS SHARES                   $56      $191      $339       $768

COLUMBIA MONEY MARKET RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 44.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

THE FUND IS LISTED ON THE NATIONAL ASSOCIATION OF INSURANCE COMMISSIONERS' APPROVED LIST OF MONEY MARKET MUTUAL FUNDS.

FIRST-TIER SECURITIES

A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN A RATING IN THE HIGHEST CREDIT RATING CATEGORY BY AN NRSRO OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. These securities include primarily:

  - commercial paper

  - bank obligations

  - short-term debt securities, including instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or instruments backed by, the securities and other assets owned by these issuers

  - short-term taxable municipal securities

  - repurchase agreements secured by first-tier securities, U.S. government obligations or U.S. Treasury obligations

The Fund may also invest in other money market funds, consistent with its investment objective and strategies. When the portfolio management team believes market conditions warrant it, the Fund may invest more than 25% of its assets in U.S. dollar denominated bank obligations, including obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------






 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia Money Market Reserves has the following risks:

      - INVESTMENT STRATEGY RISK -- Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.353.0828 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.345.6611 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Investor Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               2001     2002     2003     2004
               ----     ----     ----     ----
               3.78%    1.38%    0.70%    0.89%



              *Year-to-date return as of June 30, 2005: 1.10%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 1ST QUARTER 2001:          1.35%
         WORST: 2ND QUARTER 2004:         0.14%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                                            LIFE OF
                                                                   1 YEAR    FUND*
         INVESTOR CLASS SHARES                                     0.89%     2.25%

      *THE INCEPTION DATE OF INVESTOR CLASS SHARES IS MARCH 3, 2000.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Investor Class Shares can be found in the section ADDITIONAL
                   HYPOTHETICAL FEES AND EXPENSE INFORMATION following the FINANCIAL HIGHLIGHTS.

         SHAREHOLDER FEES                                           Investor Class
         (Fees paid directly from your investment)                      Shares
         Maximum sales charge (load) imposed on purchases                N/A



         Maximum deferred sales charge (load)                            N/A



         ANNUAL FUND OPERATING EXPENSES(1)
         (Expenses that are deducted from the Fund's assets)



         Management fees(2)                                             0.25%



         Distribution (12b-1) and shareholder servicing fees            0.35%



         Other expenses                                                 0.02%
                                                                       -------



         Total annual Fund operating expenses                           0.62%



         Fee waivers and/or reimbursements                             (0.07)%
                                                                       -------



         Total net expenses(3)                                          0.55%
                                                                       =======

      (1)The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (2)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

         - you invest $10,000 in Investor Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

         - you reinvest all dividends and distributions in the Fund

         - your investment has a 5% return each year

         - the Fund's operating expenses remain the same as shown in the table above

         - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         INVESTOR CLASS SHARES                   $56      $191      $339       $768

COLUMBIA TREASURY RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 44.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

THE FUND IS LISTED ON THE NATIONAL ASSOCIATION OF INSURANCE COMMISSIONERS' APPROVED LIST OF MONEY MARKET MUTUAL FUNDS.

FIRST-TIER SECURITIES

A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN A RATING IN THE HIGHEST CREDIT RATING CATEGORY BY AN NRSRO OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less. Under normal circumstances, the Fund will invest at least 80% of its assets in U.S. Treasury obligations, and repurchase agreements secured by U.S. Treasury obligations.

THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. These securities include primarily:

  - U.S. Treasury obligations

  - repurchase agreements and reverse repurchase agreements secured by U.S. Treasury obligations and U.S. government obligations

  - obligations whose principal and interest are backed by the U.S. government

The Fund may invest in other money market funds that invest in these instruments, consistent with its investment objective and strategies.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------






 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia Treasury Reserves has the following risks:

      - INVESTMENT STRATEGY RISK -- Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      - TAX CONSIDERATIONS -- The distributions paid by the Fund generally come from interest on U.S. government and U.S. Treasury obligations, which may be free from state income tax, but will be subject to federal income tax and may be subject to other state and local taxes. Any portion of a distribution that comes from income paid on other kinds of securities or from realized capital gains generally is subject to federal, state and local taxes. You should consult with your own tax adviser to determine the tax consequences to you of investing in the Fund.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.353.0828 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.345.6611 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Investor Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               2000     2001     2002     2003     2004
               ----     ----     ----     ----     ----
               5.82%    3.62%    1.34%    0.67%    0.80%



              *Year-to-date return as of June 30, 2005: 1.01%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 4TH QUARTER 2000:          1.52%
         WORST: 2ND QUARTER 2004:         0.12%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                                              LIFE OF
                                                           1 YEAR   5 YEARS    FUND*
         INVESTOR CLASS SHARES                             0.80%     2.43%     2.71%

      *THE INCEPTION DATE OF INVESTOR CLASS SHARES IS APRIL 12, 1999.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Investor Class Shares can be found in the section ADDITIONAL
                   HYPOTHETICAL FEES AND EXPENSE INFORMATION following the FINANCIAL HIGHLIGHTS.

         SHAREHOLDER FEES                                           Investor Class
         (Fees paid directly from your investment)                      Shares
         Maximum sales charge (load) imposed on purchases                N/A



         Maximum deferred sales charge (load)                            N/A



         ANNUAL FUND OPERATING EXPENSES(1)
         (Expenses that are deducted from the Fund's assets)



         Management fees(2)                                             0.25%



         Distribution (12b-1) and shareholder servicing fees            0.35%



         Other expenses                                                 0.02%
                                                                       -------



         Total annual Fund operating expenses                           0.62%



         Fee waivers and/or reimbursements                             (0.07)%
                                                                       -------



         Total net expenses(3)                                          0.55%
                                                                       =======

      (1)The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (2)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Investor Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         INVESTOR CLASS SHARES                   $56      $191      $339       $768

COLUMBIA GOVERNMENT RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 44.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

THE FUND IS LISTED ON THE NATIONAL ASSOCIATION OF INSURANCE COMMISSIONERS' APPROVED LIST OF MONEY MARKET MUTUAL FUNDS.

FIRST-TIER SECURITIES

A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN A RATING IN THE HIGHEST CREDIT RATING CATEGORY BY AN NRSRO OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less. Under normal circumstances, the Fund will invest at least 80% of its assets in U.S.
                   government obligations.

THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. These securities include primarily U.S. government obligations and U.S. Treasury obligations, the interest on which is generally free from state income tax.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------






 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia Government Reserves has the following general risks:

      - INVESTMENT STRATEGY RISK -- Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      - TAX CONSIDERATIONS -- The distributions paid by the Fund generally come from interest on U.S. government and U.S. Treasury obligations, which may be free from state income tax, but will be subject to federal income tax and may be subject to other state and local taxes. Any portion of a distribution that comes from income paid on other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes. You should consult with your own tax adviser to determine the tax consequences to you of investing in the Fund.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.353.0828 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.345.6611 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Investor Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               2000     2001     2002     2003     2004
               ----     ----     ----     ----     ----
               5.96%    3.69%    1.31%    0.68%    0.85%



              *Year-to-date return as of June 30, 2005: 1.06%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 4TH QUARTER 2000:                     1.53%
         WORST: 1ST QUARTER 2004:                    0.13%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                                              LIFE OF
                                                           1 YEAR   5 YEARS    FUND*
         INVESTOR CLASS SHARES                             0.85%     2.48%     2.76%

      *THE INCEPTION DATE OF INVESTOR CLASS SHARES IS APRIL 12, 1999.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Investor Class Shares can be found in the section ADDITIONAL
                   HYPOTHETICAL FEES AND EXPENSE INFORMATION following the FINANCIAL HIGHLIGHTS.

         SHAREHOLDER FEES                                           Investor Class
         (Fees paid directly from your investment)                      Shares
         Maximum sales charge (load) imposed on purchases                N/A



         Maximum deferred sales charge (load)                            N/A



         ANNUAL FUND OPERATING EXPENSES(1)
         (Expenses that are deducted from the Fund's assets)



         Management fees(2)                                             0.25%



         Distribution (12b-1) and shareholder servicing fees            0.35%



         Other expenses                                                 0.02%
                                                                       -------



         Total annual Fund operating expenses                           0.62%



         Fee waivers and/or reimbursements                             (0.07)%
                                                                       -------



         Total net expenses(3)                                          0.55%
                                                                       =======

      (1)The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (2)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Investor Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         INVESTOR CLASS SHARES                   $56      $191      $339       $768

COLUMBIA MUNICIPAL RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S
ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 44.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

FIRST-TIER SECURITIES

A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN A RATING IN THE HIGHEST CREDIT RATING CATEGORY BY AN NRSRO OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from federal income taxes.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. Under normal circumstances, the Fund will invest at least 80% of its assets in securities that pay interest exempt from federal income tax, other than the federal alternative minimum tax. The Fund invests in municipal securities that, at the time of investment, are considered by the portfolio management team to have minimal credit risk and to be of high quality.

The Fund may invest all or any portion of its assets in municipal securities that finance private projects, called private activity bonds.

The Fund may also invest in instruments issued by certain trusts or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issuance of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------






 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia Municipal Reserves has the following risks:

      - INVESTMENT STRATEGY RISK -- Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      - HOLDING CASH -- The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the portfolio management team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.

      - TAX CONSIDERATIONS -- The distributions paid by the Fund generally come from interest on municipal obligations, which, in turn, generally are free from federal income tax, but may be subject to the federal alternative minimum tax and state, local and other taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains generally is subject to federal, state, local and other taxes. Shares of Columbia Municipal Reserves would not be suitable investments for tax-advantaged accounts or tax-exempt investors. We generally rely on opinions of the issuer's bond counsel that interest on a bond will be exempt from applicable taxes. Tax authorities are paying increased attention to whether such interest is exempt, and we can't assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.353.0828 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.345.6611 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Investor Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               2000     2001     2002     2003     2004
               ----     ----     ----     ----     ----
               3.67%    2.31%    1.00%    0.60%    0.71%



              *Year-to-date return as of June 30, 2005: 0.81%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 4TH QUARTER 2000:                0.97%
         WORST: 3RD QUARTER 2003:               0.11%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                                              LIFE OF
                                                           1 YEAR   5 YEARS    FUND*
         INVESTOR CLASS SHARES                             0.71%     1.65%     1.81%

      *THE INCEPTION DATE OF INVESTOR CLASS SHARES IS APRIL 12, 1999.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Investor Class Shares can be found in the section ADDITIONAL
                   HYPOTHETICAL FEES AND EXPENSE INFORMATION following the FINANCIAL HIGHLIGHTS.

         SHAREHOLDER FEES                                           Investor Class
         (Fees paid directly from your investment)                      Shares
         Maximum sales charge (load) imposed on purchases                N/A



         Maximum deferred sales charge (load)                            N/A



         ANNUAL FUND OPERATING EXPENSES(1)
         (Expenses that are deducted from the Fund's assets)



         Management fees(2)                                             0.25%



         Distribution (12b-1) and shareholder servicing fees            0.35%



         Other expenses                                                 0.03%
                                                                       -------



         Total annual Fund operating expenses                           0.63%



         Fee waivers and/or reimbursements                             (0.08)%
                                                                       -------



         Total net expenses(3)                                          0.55%
                                                                       =======

      (1)The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (2)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Investor Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         INVESTOR CLASS SHARES                   $56      $194      $343       $779

COLUMBIA TAX-EXEMPT RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 44.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

FIRST-TIER SECURITIES

A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN A RATING IN THE HIGHEST CREDIT RATING CATEGORY BY AN NRSRO OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from federal income taxes.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. The Fund normally invests all of its assets in municipal securities which pay interest that is free from federal income and alternative minimum taxes. The Fund invests in municipal securities that, at the time of investment, are considered by the portfolio management team to have minimal credit risk and to be of high quality.

The Fund may also invest in instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issuance of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------






 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPHIC)     PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
                   Columbia Tax-Exempt Reserves has the following risks:

      - INVESTMENT STRATEGY RISK -- Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      - HOLDING CASH -- The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the portfolio management team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.

      - TAX CONSIDERATIONS -- The distributions paid by the Fund generally come from interest on municipal obligations, which, in turn, generally are free from federal income and alternative minimum taxes, but may be subject to state, local and other taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains generally is subject to federal, state and local taxes. Shares of Columbia Tax-Exempt Reserves would not be suitable investments for tax-advantaged accounts or tax-exempt investors. We generally rely on opinions of the issuer's bond counsel that interest on a bond will be exempt from applicable taxes. Tax authorities are paying increased attention to whether such interest is exempt, and we can't assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

THE INFORMATION ABOUT THE PERFORMANCE FOR THE PERIOD PRIOR TO MAY 10, 2002, REFLECTS PERFORMANCE INFORMATION FOR A PREDECESSOR FUND WHICH WAS REORGANIZED INTO THE FUND ON MAY 10, 2002. THE PREDECESSOR FUND HAD AN IDENTICAL INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.353.0828 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.345.6611 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Investor Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               1995     1996     1997     1998     1999     2000     2001     2002     2003     2004
               ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
               3.55%    3.18%    3.29%    3.03%    2.83%    3.68%    2.32%    0.95%    0.56%    0.68%



              *Year-to-date return as of June 30, 2005: 0.80%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 4TH QUARTER 2000:                0.97%
         WORST: 3RD QUARTER 2003:               0.10%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                                               LIFE OF
                                                 1 YEAR   5 YEARS   10 YEARS    FUND*
         INVESTOR CLASS SHARES                   0.68%     1.63%     2.40%      2.42%

      *THE INCEPTION DATE OF INVESTOR CLASS SHARES IS MARCH 7, 1994.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Investor Class Shares can be found in the section ADDITIONAL
                   HYPOTHETICAL FEES AND EXPENSE INFORMATION following the FINANCIAL HIGHLIGHTS.

         SHAREHOLDER FEES                                           Investor Class
         (Fees paid directly from your investment)                      Shares
         Maximum sales charge (load) imposed on purchases                N/A



         Maximum deferred sales charge (load)                            N/A



         ANNUAL FUND OPERATING EXPENSES(1)
         (Expenses that are deducted from the Fund's assets)



         Management fees(2)                                             0.25%



         Distribution (12b-1) and shareholder servicing fees            0.35%



         Other expenses                                                 0.03%
                                                                         ---------



         Total annual Fund operating expenses                           0.63%



         Fee waivers and/or reimbursements                             (0.08%)
                                                                         ---------



         Total net expenses(3)                                          0.55%
                                                                         =========

      (1)The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (2)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Investor Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         INVESTOR CLASS SHARES                   $56      $194      $343       $779

COLUMBIA CALIFORNIA TAX-EXEMPT RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 44.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from California state individual income tax and federal income taxes.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

Under normal circumstances, the Fund will invest at least 80% of its assets in securities that pay interest exempt from federal income tax and California state individual income tax. These securities are issued by or on behalf of the State of California, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers.

The Fund may invest up to 20% of its assets in municipal securities that finance private projects, called private activity bonds.

The Fund may also invest in instruments issued by certain trusts or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating local, national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issuance of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------






 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia California Tax-Exempt Reserves has the following risks:

      - INVESTMENT STRATEGY RISK -- This Fund is considered to be non-diversified because it invests most of its assets in securities that pay interest that is free from personal income tax in one state. The value of the Fund and the amount of interest it pays could be affected by the financial conditions of the state, and its local governments and public authorities. Although the Fund tries to maintain a share price of $1.00, an investment in the Fund could lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      - HOLDING CASH -- The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the portfolio management team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.

      - TAX CONSIDERATIONS -- The distributions paid by the Fund generally come from interest on California municipal obligations, which, in turn, generally are free from federal income tax and California state individual income tax, but may be subject to alternative minimum taxes and other state and local taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains generally is subject to federal, state and local taxes. Shares of Columbia California Tax-Exempt Reserves would not be suitable investments for tax-advantaged accounts or tax-exempt investors. We generally rely on opinions of the issuer's bond counsel that interest on a bond will be exempt from applicable taxes. Tax authorities are paying increased attention to whether such interest is exempt, and we can't assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund.

      - STATE-SPECIFIC RISK -- State-specific risk is the chance that the Fund, because it invests primarily in securities issued by California and its municipalities, is more vulnerable to unfavorable developments in California than funds that invest in municipal bonds of many different states. The current finances of California and its municipalities have improved during fiscal year 2004-05, in part due to an improved economy and higher employment rates, which increased tax revenue. California remains the state with the lowest credit rating, however. The Governor's Budget for 2005-06 projects a $6 billion deficit due to structural spending imbalances. The Governor proposes to cut program spending and to shift responsibility for certain obligations to make up the shortfall, but as of June 15, the State Legislature had not approved a final budget for the 2005-06 fiscal year. It is unclear how the current economic conditions may affect the Fund. Adverse conditions affecting California generally could have an impact on the State and California municipal securities.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.353.0828 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.345.6611 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Investor Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               1995     1996     1997     1998     1999     2000     2001     2002     2003     2004
               ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
               3.32%    2.88%    3.07%    2.74%    2.51%    3.10%    1.97%    0.91%    0.52%    0.67%



              *Year-to-date return as of June 30, 2005: 0.80%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 2ND QUARTER 1995:          0.87%
         WORST: 3RD QUARTER 2003:         0.09%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                                            LIFE OF
                                           1 YEAR    5 YEARS    10 YEARS     FUND*
         INVESTOR CLASS SHARES             0.67%      1.43%      2.16%       2.50%

      *THE INCEPTION DATE OF INVESTOR CLASS SHARES IS DECEMBER 6, 1989.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Investor Class Shares can be found in the section ADDITIONAL
                   HYPOTHETICAL FEES AND EXPENSE INFORMATION following the FINANCIAL HIGHLIGHTS.

         SHAREHOLDER FEES                                           Investor Class
         (Fees paid directly from your investment)                      Shares
         Maximum sales charge (load) imposed on purchases                N/A



         Maximum deferred sales charge (load)                            N/A



         ANNUAL FUND OPERATING EXPENSES(1)
         (Expenses that are deducted from the Fund's assets)



         Management fees(2)                                             0.25%



         Distribution (12b-1) and shareholder servicing fees            0.35%



         Other expenses                                                 0.03%
                                                                       -------



         Total annual Fund operating expenses                           0.63%



         Fee waivers and/or reimbursements                             (0.08)%
                                                                       -------



         Total net expenses(3)                                          0.55%
                                                                       =======

      (1)The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (2)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Investor Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         INVESTOR CLASS SHARES                   $56      $194      $343       $779

COLUMBIA NEW YORK TAX-EXEMPT RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 44.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from New York state individual income tax and federal income taxes.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

Under normal circumstances, the Fund will invest at least 80% of its assets in securities that pay interest that is free from federal income tax and New York state individual income tax. These securities are issued by or on behalf of the State of New York, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers.

The Fund may invest up to 20% of its assets in municipal securities that finance private projects, called private activity bonds.

The Fund may also invest in instruments issued by certain trusts or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating local, national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issuance of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------






 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia New York Tax-Exempt Reserves has the following risks:

      - INVESTMENT STRATEGY RISK -- This Fund is considered to be non-diversified because it invests most of its assets in securities that pay interest that is free from personal income tax in one state. The value of the Fund and the amount of interest it pays could also be affected by the financial conditions of the state, its public authorities and local governments. Although the Fund tries to maintain a share price of $1.00, an investment in the Fund could lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      - HOLDING CASH -- The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the portfolio management team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.

      - TAX CONSIDERATIONS -- The distributions paid by the Fund generally come from interest on New York municipal obligations, which, in turn, generally are free from federal income tax and New York State and New York City individual income tax, but may be subject to alternative minimum taxes and other state and local taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains generally is subject to federal, state and local taxes. Shares of Columbia New York Tax-Exempt Reserves would not be a suitable investment for tax-advantaged accounts or tax-exempt investors. We generally rely on opinions of the issuer's bond counsel that interest on a bond will be exempt from applicable taxes. Tax authorities are paying increased attention to whether such interest is exempt, and we can't assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund.

      - STATE-SPECIFIC RISK -- State-specific risk is the chance that the Fund, because it invests primarily in securities issued by New York State, New York City and New York's other municipalities, is more vulnerable to unfavorable developments in New York than funds that invest in municipal bonds of many different states. Although New York's economy is diverse, with a comparatively large share of the nation's finance, insurance, transportation, communications and services employment and a very small share of the nation's farming and mining activity, adverse conditions affecting any one of these industries could have a negative impact on New York municipal securities. Travel and tourism also constitute an important part of the New York State and City economies. The September 11, 2001 terrorist attack on the World Trade Center in New York City has had and is likely to continue to have an adverse effect on all areas of the New York economy. In this regard, the long recovery from September 11th and the loss of momentum in the national recovery due to corporate governance scandals and international tensions resulted in a lengthening of the State's recession. In addition, State costs for employee pensions have increased dramatically, while costs associated with Medicaid, welfare and other entitlement programs have also risen, reflecting the impact of the national recession and jobless recovery that has followed.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

SINCE INVESTOR CLASS SHARES OF THE FUND DID NOT HAVE ANY ASSETS AS OF DECEMBER 31, 2004, THE RETURNS SHOWN ARE FOR A CLASS NOT OFFERED IN THIS PROSPECTUS. THE TRUST CLASS SHARES HAVE SIMILAR ANNUAL RETURNS BECAUSE THE SHARES ARE INVESTED IN THE SAME PORTFOLIO OF SECURITIES AND DIFFER ONLY TO THE EXTENT THAT THE CLASSES DO NOT HAVE THE SAME EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.353.0828 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.345.6611 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Trust Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               2003     2004
               ----     ----
               0.84%    0.96%



              *Year-to-date return as of June 30, 2005: 0.92%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 4TH QUARTER 2004:           0.33%
         WORST: 3RD QUARTER 2003:          0.18%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                                            LIFE OF
                                                                   1 YEAR    FUND*
         TRUST CLASS SHARES                                        0.96%     0.98%




      *THE INCEPTION DATE OF TRUST CLASS SHARES IS FEBRUARY 15, 2002.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Investor Class Shares can be found in the section ADDITIONAL
                   HYPOTHETICAL FEES AND EXPENSE INFORMATION following the FINANCIAL HIGHLIGHTS.

         SHAREHOLDER FEES                                           Investor Class
         (Fees paid directly from your investment)                      Shares
         Maximum sales charge (load) imposed on purchases                N/A



         Maximum deferred sales charge (load)                            N/A



         ANNUAL FUND OPERATING EXPENSES(1)
         (Expenses that are deducted from the Fund's assets)



         Management fees(2)                                             0.25%



         Distribution (12b-1) and shareholder servicing fees            0.35%



         Other expenses                                                 0.28%
                                                                       -------



         Total annual Fund operating expenses                           0.88%



         Fee waivers and/or reimbursements                             (0.33%)
                                                                       -------



         Total net expenses(3)                                          0.55%
                                                                       =======

      (1)The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (2)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE

      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Investor Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         INVESTOR CLASS SHARES                   $56      $248      $455      $1,054

Other important information
[LINE GRAPH GRAPHIC]

You'll find specific information about each Fund's investment objective, principal investment strategies and risks in the descriptions starting on page
4. The following are some other risks and information you should consider before you invest:

      - SPECIAL RULES FOR MONEY MARKET FUNDS -- Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Funds, like all money market funds:

         - may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less

         - must maintain an average dollar-weighted maturity of 90 days or less

         - may normally invest no more than 5% of their total assets in securities of the same issuer, other than U.S. government securities; however, they may invest up to 25% of their total assets in first-tier securities of a single issuer for up to three business days (except for Columbia California Tax-Exempt Reserves and Columbia New York Tax-Exempt Reserves)

         - may generally only invest in U.S. dollar denominated instruments that are determined to have minimal credit risk and are first-tier securities except for Columbia California Tax-Exempt Reserves and Columbia New York Tax-Exempt Reserves, which also may invest in second-tier securities.

      - CHANGING INVESTMENT OBJECTIVES AND POLICIES -- The investment objective and certain investment policies of any Fund can be changed without shareholder approval. The 80% Policy of certain Funds may be changed without shareholder approval by giving the shareholder at least 60 days notice. The 80% Policy of certain other Funds and other investment policies of any Fund may be changed only with shareholder approval.

      - CHANGING TO A FEEDER FUND -- Unlike traditional mutual funds, which invest in individual securities, a "feeder fund" invests all of its assets in another fund called a "master portfolio." Other feeder funds generally also invest in a master portfolio. The master portfolio invests in individual securities and has the same investment objective, investment strategies and principal risks as the feeder funds. This structure can help reduce a feeder fund's expenses because its assets are combined with those of other feeder funds. If a master portfolio doesn't attract other feeder funds, however, a feeder fund's expenses could be higher than those of a traditional mutual fund.

        Each Fund may become a feeder fund if the Board decides this would be in the best interest of shareholders. We don't require shareholder approval to make the change, but we'll notify you if it happens. If a

        Fund becomes a feeder fund, it will have the additional risks of investing in a master portfolio.

      - INVESTING DEFENSIVELY -- A Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. A Fund may not achieve its investment objective while it is investing defensively. Any cash a Fund holds for defensive or other reasons may not earn income.

      - BANK OF AMERICA AND ITS AFFILIATES -- Bank of America and its affiliates currently provide services to some or all of the Funds, including investment advisory, distribution, administration, shareholder servicing, sub-transfer agency and brokerage services, and are paid for providing these services. Bank of America and its affiliates also may, at times, provide other services and be compensated for them, including transfer agency, interfund lending and securities lending services, or make loans to the Funds. Finally, Bank of America or its affiliates may serve as counterparties in transactions with Columbia Funds where permitted by law or regulation, and may receive compensation in that capacity.

      - PORTFOLIO SECURITIES DISCLOSURE -- A description of Columbia Funds' policies and procedures with respect to the disclosure of portfolio securities is available in the Funds' SAI and on the Columbia Funds' website at www.columbiafunds.com under Fund Portfolio Data. In addition, a complete list of each Fund's portfolio holdings for each calendar month will be available upon request to 5 business days following each month-end.

      - INFORMATION FOR FEDERALLY CHARTERED CREDIT UNIONS -- Shares of Columbia Treasury Reserves and Columbia Government Reserves are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration Rules and Regulations and the National Credit Union Administration Letter Number 155.

      - HOUSEHOLDING -- In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of a Fund's prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at 1.800.345.6611 or if your shares are held through a financial institution please contact them directly. We will begin sending your individual copies with the next scheduled mailing.

      - PORTFOLIO TRANSACTION COSTS -- Each Fund may incur significant transaction costs that are in addition to the total annual Fund operating expenses disclosed in the fee tables. These transaction costs are made up of all the costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of a Fund's transaction costs are not.

How the Funds are managed
(PEOPLE GRAPHIC)

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
ADVISORS, LLC

100 FEDERAL STREET
BOSTON, MA 02110

COLUMBIA MANAGEMENT GROUP (COLUMBIA MANAGEMENT) IS THE PRIMARY INVESTMENT MANAGEMENT DIVISION OF BANK OF AMERICA CORPORATION. THE ADVISER, COLUMBIA MANAGEMENT ADVISORS, LLC AND COLUMBIA WANGER ASSET MANAGEMENT, L.P. ARE COLUMBIA MANAGEMENT ENTITIES THAT FURNISH INVESTMENT MANAGEMENT SERVICES AND ADVISE INSTITUTIONAL AND MUTUAL FUND PORTFOLIOS.

--------------------------------------------------------------------------------


INVESTMENT ADVISER

The Adviser is the investment adviser to over 70 mutual fund portfolios in the Columbia Funds Family, including the Money Market Funds described in this prospectus.

The Adviser is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes, including equity and fixed income securities, and money market instruments.

Currently managing more than $185 billion, the Adviser acts as investment manager for individuals, corporations, private investment companies and financial institutions. The Adviser uses a team approach to investment management. Each team has access to the latest technology and analytical resources.

Columbia Funds pays the Adviser an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly.

A discussion regarding the basis for the Board of Trustees approving the investment advisory agreement with the Adviser is available in the Funds' annual report to shareholders for the fiscal year ended March 31.

The Adviser has agreed to waive fees and/or reimburse expenses for certain Funds until July 31, 2006. You'll find a discussion of any waiver and/or reimbursement in the Fund descriptions. There is no assurance that the Adviser will continue to waive and/or reimburse any fees and/or expenses after this date.

The following chart shows the maximum advisory fees the Adviser can receive, along with the actual advisory fees the Adviser and/or an affiliate received during the Funds' last fiscal year, after waivers and/or reimbursements:

ANNUAL INVESTMENT ADVISORY FEE, AS A % OF AVERAGE DAILY NET ASSETS


                                                             MAXIMUM    ACTUAL FEE
                                                             ADVISORY    PAID LAST
                                                               FEE      FISCAL YEAR
  COLUMBIA CASH RESERVES                                      0.15%      0.12%



  COLUMBIA MONEY MARKET RESERVES                              0.15%      0.12%



  COLUMBIA TREASURY RESERVES                                  0.15%      0.12%



  COLUMBIA GOVERNMENT RESERVES                                0.15%      0.12%



  COLUMBIA MUNICIPAL RESERVES                                 0.15%      0.12%



  COLUMBIA TAX-EXEMPT RESERVES                                0.15%      0.12%



  COLUMBIA CALIFORNIA TAX-EXEMPT RESERVES                     0.15%      0.12%



  COLUMBIA NEW YORK TAX-EXEMPT RESERVES                       0.15%      0.15%

INVESTMENT SUB-ADVISER

Columbia Funds and the Adviser may engage one or more investment sub-advisers for each Fund to make day-to-day investment decisions for the Fund. The Adviser retains ultimate responsibility (subject to Board oversight) for overseeing the sub-advisers and evaluates the Funds' needs and available sub-advisers' skills and abilities on an ongoing basis. Based on its evaluations, the Adviser may at times recommend to the Board that a Fund:

  - change, add or terminate one or more sub-advisers;

  - continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or

  - materially change a sub-advisory agreement with a sub-adviser.

Applicable law requires a Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders' best interests. The Adviser and the Funds have applied for relief from the SEC to permit the Funds to act on many of The Adviser's recommendations with approval only by the Board and not by Fund shareholders. The Adviser or a Fund would inform the Fund's shareholders of any actions taken in reliance on this relief. Until the Adviser and the Funds obtain the relief, each Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

A discussion regarding the basis for the Board of Trustees approving the investment sub-advisory agreement with each sub-adviser is available in the Funds' annual report to shareholders for the fiscal year ended March 31.

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT DISTRIBUTORS, INC.

ONE FINANCILA CENTER
BOSTON, MA 02111-2621

--------------------------------------------------------------------------------


OTHER SERVICE PROVIDERS

The Funds are distributed by Columbia Management Distributors, Inc. (Distributor), a registered broker/dealer. The Distributor may pay distribution (12b-1) and shareholder servicing fees and/or other compensation to companies for selling shares and providing services to investors.


--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT ADVISORS, LLC

100 FEDERAL STREET
BOSTON, MA 02110

--------------------------------------------------------------------------------


Columbia Management Advisors, LLC is the administrator of the Funds, and is responsible for overseeing the administrative operations of the Funds. The Funds pay Columbia Management Advisors, LLC a fee of 0.10% for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Funds, and is paid monthly.


--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT SERVICES, LLC

P.O. BOX 8081
BOSTON, MA 02266-8081

--------------------------------------------------------------------------------


Columbia Management Services, Inc., also known as Columbia Funds Services (Transfer Agent), is the transfer agent for the Funds' shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

ABOUT YOUR INVESTMENT
--------------------------------------------------------------------------------

Buying, selling and exchanging shares
[DOLLAR GRAPHIC]

--------------------------------------------------------------------------------

WHEN YOU SELL SHARES OF A MUTUAL FUND, THE FUND IS EFFECTIVELY "BUYING" THEM BACK FROM YOU. THIS IS CALLED A REDEMPTION.

--------------------------------------------------------------------------------


This prospectus offers Investor Class Shares of the Funds. Here are some general rules about this class of shares:

  - Investor Class Shares are available on a direct basis or through certain financial institutions and intermediaries for their own accounts, and for certain client accounts. This class of shares may be offered by:

     - Bank of America and certain of its affiliates

     - certain other financial institutions and intermediaries.

  - The minimum initial investment is $25,000. Financial institutions or intermediaries can total the investments they make on behalf of their clients to come up with the minimum initial investment. Client accounts for which the financial institution or intermediary no longer acts as fiduciary, agent or custodian may no longer be eligible to purchase or hold Investor Class Shares.

  - There is no minimum for additional investments.

  - The minimum initial investment is $10,000 using the Systematic Investment Plan. The minimum for additional investments under this plan is $1,000.

  - There are no sales charges for buying, selling or exchanging these shares.

  - Please contact your investment professional for more information about the availability of this share class.

You'll find more information about buying, selling and exchanging Investor Class Shares on the pages that follow. You should also ask your financial institution, intermediary or selling agent about its limits, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related services and programs.

The Funds also offer other classes of shares, with different features and expense levels, which you may be eligible to buy. If you have questions about buying, selling or exchanging, or you need help placing an order, please call us at 1.800.353.0828 if you're an institutional investor, or 1.800.345.6611 if you're an individual investor. You can also contact your investment professional.

Federal law requires the Funds to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Funds may need to delay the date of your purchase or may be unable to open your account which may result in a return of your investment monies. In addition, if the Funds are unable to verify your identity after your account is open, the Funds reserve the right to close your account or take other steps as deemed reasonable. The Funds shall not be held liable for any loss resulting from any purchase delay, application rejection, or account closure due to a failure to provide proper identifying information.

                        Ways to buy, sell
                           or exchange        How much you can buy, sell or exchange            Other things to know
                       -------------------    --------------------------------------    -------------------------------------
Buying shares          In a lump sum          minimum initial investment:               There is no limit to the amount you
                                              - $25,000                                 can invest in Investor Class Shares.
                                              minimum additional investment:
                                              - none

                       Using our              minimum initial investment:               You can buy shares any day of the
                       Systematic             - $10,000                                 month on a monthly or quarterly
                       Investment Plan        minimum additional investment:            schedule.
                                              - $1,000

Selling shares         In a lump sum          - shares sold by telephone are limited    A Fund will generally send proceeds
                                              to $100,000 in a 30-day period            from the sale to you as soon as
                                              - restrictions may apply to               practicable following the
                                              withdrawals from retirement plan          determination of the Fund's net asset
                                                accounts                                value applicable to your order.
                                                                                        However, if you purchased your shares
                                                                                        by check, a Fund may delay sending
                                                                                        the proceeds from the sale of your
                                                                                        shares for up to 15 days after your
                                                                                        purchase to protect against checks
                                                                                        that are returned.

                       Using our free         - minimum $250 per check                  You can write checks for free. You
                       checkwriting                                                     can only use checks to make partial
                       service                                                          withdrawals from a Fund. You can't
                                                                                        use a check to make a full withdrawal
                                                                                        from a Fund.

                       Using our Automatic    - no minimum per withdrawal               Your account balance must be at least
                       Withdrawal Plan        - $5,000 requirement waived for           $5,000 to set up the plan. You can
                                              certain fee based accounts                make withdrawals any day of the month
                                                                                        on a monthly, quarterly or
                                                                                        semi-annual basis. We'll send your
                                                                                        money by check or deposit it directly
                                                                                        to your bank account.

Exchanging shares      In a lump sum          - new account minimums apply to           You can generally exchange Investor
                                                exchanges                               Class shares of a Fund for Investor
                                                                                        Class Shares of any other Fund
                                                                                        distributed by the Distributor. Some
                                                                                        exceptions apply.

                       Using our Automatic    - minimum $100 per exchange               You can make exchanges any day of the
                       Exchange Feature                                                 month.

--------------------------------------------------------------------------------

A BUSINESS DAY IS ANY DAY THAT THE FEDERAL RESERVE BANK OF NEW YORK AND THE NEW YORK STOCK EXCHANGE (NYSE) ARE OPEN. THE MONEY MARKET FUNDS RESERVE THE RIGHT TO CLOSE EARLY ON BUSINESS DAYS PRECEDING OR FOLLOWING NATIONAL HOLIDAYS, IF THE PRIMARY GOVERNMENT SECURITIES DEALERS HAVE CLOSED EARLY AND/OR IF THE BOND MARKET ASSOCIATION RECOMMENDS THAT THE SECURITIES MARKETS CLOSE EARLY.

IN ADDITION TO WEEKENDS, EITHER THE FEDERAL RESERVE BANK OF NEW YORK OR THE NYSE IS CLOSED ON THE FOLLOWING NATIONAL HOLIDAYS: NEW YEAR'S DAY, MARTIN LUTHER KING, JR. DAY, PRESIDENTS' DAY, GOOD FRIDAY, MEMORIAL DAY, INDEPENDENCE DAY, LABOR DAY, COLUMBUS DAY, VETERANS DAY, THANKSGIVING DAY AND CHRISTMAS DAY.

--------------------------------------------------------------------------------

HOW SHARES ARE PRICED

All transactions are based on the price of a Fund's shares -- or its net asset value per share. We calculate net asset value per share at the following times (unless the Fund closes early):

  - 9:45 a.m., 11:00 a.m., 2:30 p.m. and 5:00 p.m. Eastern time each business day for each share class of Columbia Cash Reserves, Columbia Money Market Reserves and Columbia Treasury Reserves

  - 9:45 a.m., 11:00 a.m. and 2:30 p.m. Eastern time each business day for each share class of Columbia Government Reserves

  - 12:00 noon Eastern time each business day for each share class of Columbia Municipal Reserves and Columbia Tax-Exempt Reserves

  - 11:30 a.m. Eastern time each business day for each share class of Columbia California Tax-Exempt Reserves and Columbia New York Tax-Exempt Reserves

First, we calculate the net asset value for each class of a Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.

Although we try to maintain a net asset value per share of $1.00 for the Funds, we can't guarantee that we will be able to do so.

VALUING SECURITIES IN A FUND

The value of a Fund's assets is based on the total market value of all of the securities it holds. We use the amortized cost method, which approximates market value, to value the assets in the Money Market Funds.

HOW ORDERS ARE PROCESSED

Orders to buy, sell or exchange shares are processed on business days. Orders to buy, sell or exchange shares may be delivered to the Transfer Agent by phone, in writing, or through the internet. For more information on account and trading restrictions and special sign-up procedures for internet transactions, please call us at 800-353-0828 for institutional investors or 800-345-6611 for individual investors. The Transfer Agent has procedures in place to authenticate electronic instructions. You will be asked to accept the terms of an online agreement(s) and utilize a password for internet services. Orders received in good order by the Fund, Distributor, Transfer Agent or their agents by the following times on a business day (unless the Fund closes early) will be processed as follows:

  - If your order for Columbia Cash Reserves, Columbia Money Market Reserves or Columbia Treasury Reserves is received in good form by the Transfer Agent by 5:00 p.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you'll receive that day's dividends). If your order is received in good form by the Transfer Agent after 5:00 p.m. Eastern time, you will receive the next net asset value per share determined on the following business day (and in the case of purchases you'll begin receiving dividends the next day).

  - If your order for Columbia Government Reserves is received in good form by the Transfer Agent by 2:30 p.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you'll receive that day's dividends). If your order is received in good form by the Transfer Agent after 2:30 p.m. you will receive the next net asset value per share determined on the following business day (and in the case of purchases you'll begin receiving dividends the next day).

  - If your order for Columbia Municipal Reserves or Columbia Tax-Exempt Reserves is received in good form by the Transfer Agent by 12:00 noon p.m. Eastern time, in the case of purchases you will receive that day's net asset value per share. If your order is received in good form by the Transfer Agent after 12:00 noon p.m. Eastern time, you will receive the next net asset value per share determined on the following business day (and in the case of purchases you'll begin receiving dividends the next day).

  - If your order for Columbia California Tax-Exempt Reserves or Columbia New York Tax-Exempt Reserves is received in good order by the Transfer Agent by 11:30 a.m. Eastern time, in the case of purchases you will receive that day's net asset value per share. If your order is received in good form by the Transfer Agent after 11:30 a.m. Eastern time, you will receive the next net asset value per share determined on the following business day (and in the case of purchases you'll begin receiving dividends the next day).

Investors are encouraged to place orders to sell as early in the day as possible. Orders received after these times will receive the next business day's net asset value per share. The business day that applies to an order is also called the trade date. We may refuse any order to buy or exchange shares. If this happens, we'll return any money we've received.

TELEPHONE ORDERS
You can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of our account application and send it to us.

Here's how telephone orders work:

  - If you sign up for telephone orders after you open your account, you must have your signature Medallion Guaranteed.

  - Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order.

  - We'll take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. If we and our service providers don't take these steps, we may be liable for any losses from unauthorized or fraudulent instructions.

  - Telephone orders may be difficult to complete during periods of significant economic or market change.

--------------------------------------------------------------------------------

THE NET ASSET VALUE PER SHARE IS THE PRICE OF A SHARE CALCULATED BY A FUND EVERY BUSINESS DAY.

--------------------------------------------------------------------------------


(PLUS DOLLAR SIGN  BUYING SHARES
  GRAPHIC)

      Here are some general rules for buying shares:

        - You buy Investor Class Shares at net asset value per share.
        - We must receive payment by the close of the Federal Reserve wire transfer system (typically 6 p.m. Eastern time) on the business day the Fund, Distributor, Transfer Agent or their agents receive the order (unless the Fund closes early).

          If we receive payment after this time, we'll refuse the order. We'll return any payment received for orders that we refuse. We can change this time under certain circumstances, for example, when there's more wiring activity than normal.

        - Financial institutions, intermediaries and selling agents are responsible for sending orders to us and for ensuring that we receive your money on time.

        - Shares purchased are recorded on the books of the Fund. We don't issue certificates.

SYSTEMATIC INVESTMENT PLAN
You can make regular purchases of $1,000 or more using automatic transfers from your bank account to the Funds you choose. You can contact your financial adviser or us to set up the plan.

Here's how the plan works:

  - You can buy shares any day of the month on a monthly, quarterly or semi-annual basis.

  - Some exceptions may apply to employees of Bank of America and its affiliates. For details, please contact your financial adviser.

--------------------------------------------------------------------------------

"GOOD FORM" MEANS THAT THE MONEY USED TO PURCHASE YOUR SHARES IS FULLY COLLECTED. WHEN SELLING SHARES BY LETTER OF INSTRUCTION, "GOOD FORM" ALSO MEANS
(I) YOUR LETTER HAS COMPLETE INSTRUCTIONS, THE PROPER SIGNATURES AND MEDALLION SIGNATURE GUARANTEES AND (II) ANY OTHER REQUIRED DOCUMENTS ARE ATTACHED. FOR ADDITIONAL DOCUMENTS REQUIRED FOR SALES BY CORPORATIONS, AGENTS FIDUCIARIES, SURVIVING JOINT OWNERS AND OTHER LEGAL ENTITIES PLEASE CALL 1.800.353.0828 (INSTITUTIONAL INVESTORS) OR 1.800.345.6611 (INDIVIDUAL INVESTORS). NO INTEREST WILL BE PAID ON UNCASHED REDEMPTION CHECKS.




 FOR MORE INFORMATION ABOUT TELEPHONE ORDERS, SEE HOW ORDERS ARE PROCESSED.

--------------------------------------------------------------------------------


(MINUS DOLLAR SIGN SELLING SHARES
  GRAPHIC)

      Here are some general rules for selling shares:

        - If you're selling your shares through a selling agent, financial institution or intermediary, we normally send the sale proceeds by Fedwire as soon as practicable following the net asset value determination time applicable to your order. For more information please refer to How orders are processed or contact the Transfer Agent.

        - If you're selling your shares directly through us, we normally send the sale proceeds by mail or electronic transfer to your bank account on the same business day that the Fund receives your order.

        - You can sell up to $100,000 of shares by telephone to the address of record or via ACH to your bank in a 30-day period if you qualify for telephone orders.

        - If you paid for your shares with a check that wasn't certified, we'll hold the sale proceeds when you sell those shares for at least 15 days after the trade date of the purchase.

        - Financial institutions and intermediaries are responsible for sending orders to us and for depositing the sale proceeds to your account on time.

        - If you hold any shares in certificate form, you must sign the certificates (or send a signed stock power with them) and send them to Transfer Agent. Your signature must be Medallion Guaranteed unless you've made other arrangements with us. We may ask for other information we need to prove that the order is properly authorized.

        - Under certain circumstances allowed under the 1940 Act, we can pay you in securities or other property when you sell your shares (except shares of Columbia Treasury Reserves).

        - We can delay payment of the sale proceeds of Columbia Cash Reserves, Columbia Money Market Reserves, Columbia Treasury Reserves or Columbia Government Reserves for one day, or longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Banks or under the extraordinary circumstances described in Section 22(e) of the 1940 Act. Generally, those extraordinary circumstances are when: (i) the NYSE is closed or trading is restricted, (ii) an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of the Fund's net assets not reasonably practicable, or (iii) the SEC by order permits the suspension of the right of redemption for the protection of investors.

        - We can delay payment of the sale proceeds of Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves or Columbia New York Tax-Exempt Reserves for up to seven days.

        - Other restrictions may apply to retirement plan accounts. For more information about these restrictions, please contact your retirement plan administrator.

      We may sell your shares:

        - if the value of your account falls below $1,000 (other than as a result of depreciation of share value), or your account may be subject to an annual fee of $10. The Transfer Agent will send you written notification of such action and provide details on how you can add money to your account to avoid this penalty

        - if a financial institution or intermediary tells us to sell your shares under arrangements made with you

        - under certain other circumstances allowed under the 1940 Act

CHECKWRITING SERVICE
You can withdraw money from the Funds using our free checkwriting service. You can contact your financial adviser or us to set up the service.

Here's how the service works:

  - Each check you write must be for $250 and no more than $100,000.

  - You can only use checks to make partial withdrawals. You can't use a check to make a full withdrawal of the shares you hold in a Fund.

  - Shares you sell by writing a check are eligible to receive distributions up to the day our custodian receives the check for payment.

  - We can change or cancel the service by giving you 30 days notice in writing.

AUTOMATIC WITHDRAWAL PLAN
The Automatic Withdrawal Plan lets you withdraw funds any day of the month on a monthly, quarterly or semi-annual basis. You can contact your financial adviser or us to set up the plan.

Here's how the plan works:

  - Your account balance must be at least $5,000 to set up the plan. Certain fee based accounts are not subject to the $5,000 requirement.

  - If you set up the plan after you've opened your account, your signature must be Medallion Guaranteed.

  - We'll send you a check or deposit the money directly to your bank account.

  - You can cancel the plan by giving your financial adviser or us 30 days notice in writing.

It's important to remember that if you withdraw more than your investment in the Fund is earning, you'll eventually use up your original investment.

--------------------------------------------------------------------------------

YOU SHOULD MAKE SURE YOU UNDERSTAND THE INVESTMENT OBJECTIVE AND POLICIES OF THE FUND YOU'RE EXCHANGING INTO. PLEASE READ ITS PROSPECTUS CAREFULLY.

--------------------------------------------------------------------------------


(ARROWS GRAPHIC)   EXCHANGING SHARES

      You can generally sell shares of a Fund to buy shares of another Fund distributed by the Distributor. This is called an exchange. You might want to do this if your investment goals or tolerance for risk change.

      Here's how exchanges work:

        - You can generally exchange Investor Class Shares of a Fund for Investor Class Shares of any other Fund distributed by the Distributor. Some exceptions apply.

        - The rules for buying shares of a Fund, including any minimum investment requirements, apply to exchanges into that Fund.

        - You may only make exchanges into a Fund that is legally sold in your state of residence.

        - You generally may only make an exchange into a Fund that is accepting investments.

        - A sales charge may apply when exchanging from a Money Market Fund to a Fund with a front-end sales charge.

        - We may limit the number of exchanges you can make within a specified period of time.

        - We may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

        - You cannot exchange any shares you own in certificate form until the Transfer Agent has received the certificate and deposited the shares to your account.

AUTOMATIC EXCHANGE FEATURE

The Automatic Exchange Feature lets you exchange $100 or more of Investor Class Shares any day of the month. You can contact your investment professional or us to set up the plan.

Here's how automatic exchanges work:

  - Send your request to the Transfer Agent in writing or call 1.800.345.6611.

  - If you set up your plan to exchange more than $100,000 you must have your signature Medallion Guaranteed.

  - You can choose to have us transfer your money on any day of the month.

  - The rules for making exchanges apply to automatic exchanges.

How selling and servicing agents are paid
(PERCENT GRAPHIC)

--------------------------------------------------------------------------------

THE FINANCIAL INSTITUTION OR INTERMEDIARY THAT BUYS SHARES FOR YOU IS ALSO SOMETIMES REFERRED TO AS A SELLING AGENT.

THE DISTRIBUTION FEE IS OFTEN REFERRED TO AS A "12B-1" FEE BECAUSE IT'S PAID THROUGH A PLAN APPROVED UNDER RULE 12B-1 OF THE 1940 ACT.

THE SELLING AGENT MAY CHARGE OTHER FEES FOR SERVICES PROVIDED TO YOUR ACCOUNT.

--------------------------------------------------------------------------------

Selling and servicing agents usually receive compensation based on your investment in the Funds. The kind and amount of the compensation depends on the share class in which you invest. Selling agents typically pay a portion of the compensation they receive to their investment professionals.

DISTRIBUTION (12B-1) AND SHAREHOLDER SERVICING FEES

The Distributor and selling and servicing agents are compensated for selling shares and providing services to investors under distribution and shareholder servicing plans.

The Distributor may leave a maximum annual distribution (12b-1) fee of 0.10% of the average daily net assets of Investor Class Shares of the Funds, some or all of which may be paid to selling agents.

Servicing agents may receive a maximum annual shareholder servicing fee of 0.25% of the average daily net assets of Investor Class Shares of the Funds.

Fees are calculated daily and paid to the Distributor periodically. Because these fees are paid out of the Funds' assets on an ongoing basis, over time they will increase the cost of your investment, and may cost you more than any sales charges you may pay.

The Funds pay these fees to the Distributor and/or to eligible selling and servicing agents and financial institutions, including the Adviser or other affiliates, for as long as the plans continue. We may reduce or discontinue payments at any time.

OTHER COMPENSATION

Selling and servicing agents may also receive:

  - a bonus, incentive or other compensation relating to the sale, promotion and marketing of the Funds

  - non-cash compensation like trips to sales seminars, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise

Any such compensation, which is paid by the Adviser or the Distributor and not by the Funds, is discretionary and may be available only to selected selling and servicing agents. For example, the Distributor sometimes sponsors promotions involving Banc of America Investment Services, Inc., an affiliate of the Adviser and the Distributor, and certain other selling or servicing agents. Selected selling or servicing agents also may receive compensation for opening or servicing a minimum number of accounts.

The Adviser and the Distributor may pay significant amounts from their own assets to selling or servicing agents of the Funds for distribution-related activities or other services they provide. These amounts, which are in addition to any sales charges, distribution (12b-1) and shareholder servicing fees paid by the Funds, may be fixed dollar amounts or a percentage of sales or both, and may be up-front or ongoing payments or both. Agents may agree to provide a variety of marketing related services or access-advantages to the Funds, including, for example, presenting Funds on "preferred" or "select" lists, in return for the payments. Selling or servicing agents, in turn, may pay some or all of these amounts to their employees who recommend or sell Fund shares or allocate or invest client assets among different investment options.

In addition, the Adviser and the Distributor may pay significant amounts from their own assets for services provided and costs incurred by third parties of a type that would typically be provided or incurred directly by the Columbia Funds' transfer agent. The Columbia Funds also may pay significant amounts to third party intermediaries, including selling and servicing agents, for providing these types of services or incurring these types of costs.

These and other payments, and the difference between payments made with respect to the Funds and those made with respect to other mutual funds available through the agent, may give rise to conflicts of interest between the agent and its clients. You should be aware of these potential conflicts of interest and discuss these matters with your selling or servicing agent.

Distributions and taxes
(TAXES GRAPHIC)

--------------------------------------------------------------------------------

THE POWER OF COMPOUNDING

REINVESTING YOUR DISTRIBUTIONS BUYS YOU MORE SHARES OF A FUND -- WHICH LETS YOU TAKE ADVANTAGE OF THE POTENTIAL FOR COMPOUND GROWTH.

PUTTING THE MONEY YOU EARN BACK INTO YOUR INVESTMENT MEANS IT, IN TURN, MAY EARN EVEN MORE MONEY. OVER TIME, THE POWER OF COMPOUNDING HAS THE POTENTIAL TO SIGNIFICANTLY INCREASE THE VALUE OF YOUR INVESTMENT. THERE IS NO ASSURANCE, HOWEVER, THAT YOU'LL EARN MORE MONEY IF YOU REINVEST YOUR DISTRIBUTIONS.

--------------------------------------------------------------------------------

ABOUT DISTRIBUTIONS

A mutual fund can make money two ways:

  - It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.

  - A fund can also have capital gain if the value of its investments increases. If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.

A mutual fund is not subject to federal income tax as long as it distributes all of its net investment income and net realized capital gain to its shareholders. The Funds intend to pay out a sufficient amount of their income and capital gain to their shareholders so the Funds won't have to pay any federal income tax. When a Fund makes this kind of a payment, it's split among all shares and is called a distribution.

Although the Funds do not expect to realize any capital gain, any capital gain realized by a Fund will be distributed at least once a year. The Funds declare distributions of net investment income each business day, and pay them on the first business day of each month. Normally, each Fund will declare and pay distributions of net investment income as indicated above. The Funds may, however, declare and pay distributions of net investment income more frequently.

Any distribution you receive is paid based on the number of shares you hold on the record date, which is usually the day the distribution is declared (daily distribution Funds) or the day before the distribution is declared (all other Funds). Shares are eligible to receive net investment income distributions from the settlement date (daily distribution Funds), trade date (all other Funds) or realized capital gain from the trade date of the purchase up to and including the day before the shares are sold.

Different share classes of a Fund usually pay different net investment income distribution amounts, because each class has different expenses.

We'll automatically reinvest distributions in additional shares of the same Fund unless you tell us you want to receive your distributions in cash. You can do this by writing to us at the address on the back cover, or by calling us at
1.800.353.0828 if you're an institutional investor, or 1.800.345.6611 if you're an individual investor. Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

--------------------------------------------------------------------------------

THIS INFORMATION IS A SUMMARY OF HOW FEDERAL INCOME TAXES MAY AFFECT YOUR INVESTMENT IN THE FUNDS. IT DOES NOT APPLY TO FOREIGN OR TAX-EXEMPT INVESTORS OR THOSE HOLDING FUND SHARES THROUGH A TAX-ADVANTAGED ACCOUNT, SUCH AS A 401(K) PLAN OR IRA. THIS INFORMATION IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING. YOU SHOULD CONSULT WITH YOUR OWN TAX ADVISER ABOUT YOUR SITUATION, INCLUDING ANY FOREIGN, STATE AND LOCAL TAXES THAT MAY APPLY.




 FOR MORE INFORMATION ABOUT TAXES, PLEASE SEE THE SAI.

--------------------------------------------------------------------------------

HOW TAXES AFFECT YOUR INVESTMENT

Distributions of a Fund's ordinary income and any net short-term capital gain, if any, generally are taxable to you as ordinary income. Although the Funds do not expect to realize any capital gain any distributions of realized net long-term capital gain, if any, generally are taxable to you as long-term capital gain.

In general, corporate shareholders will not be able to deduct any distributions when determining their taxable income. Fund distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund. Following the end of each year, we'll send you a notice that tells you how much you've received in distributions during the year and their federal tax status. State and local taxes may also apply to distributions.

COLUMBIA MUNICIPAL RESERVES, COLUMBIA TAX-EXEMPT RESERVES,
COLUMBIA CALIFORNIA TAX-EXEMPT RESERVES, COLUMBIA NEW YORK
TAX-EXEMPT RESERVES


In general, you will not be subject to federal income tax on distributions from Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves and Columbia New York Tax-Exempt Reserves of their tax-exempt interest income. Distributions from Columbia California Tax-Exempt Reserves of its interest income from California municipal securities will not be subject to California state individual income tax. Distributions from Columbia New York Tax-Exempt Reserves of its interest income from New York municipal securities will not be subject to New York State and New York City individual income tax. Distributions from these Funds, however, may be subject to state, local and other taxes.

Although these Funds do not intend to earn any taxable income or capital gain, any distributions of such income or gain generally are subject to tax.

A portion of the distributions from Columbia Municipal Reserves, Columbia California Tax-Exempt Reserves and Columbia New York Tax-Exempt Reserves may also be subject to alternative minimum taxes.

U.S. GOVERNMENT OBLIGATIONS

If you invest in U.S. government obligations directly, interest on those obligations is free from state and local individual income taxes. Distributions you receive that come from interest a Fund earns from U.S. government obligations may not be exempt from these taxes. Please consult with your tax adviser.

WITHHOLDING TAX

We're required by federal law to withhold tax on any distributions and redemption proceeds paid to you (including amounts paid in securities and exchanges) if:

  - you haven't given us a correct Taxpayer Identification Number (TIN), usually your social security or employer identification number, and haven't certified that the TIN is correct and withholding doesn't apply

  - the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records

  - the IRS informs us that you are otherwise subject to backup withholding

The IRS may also impose penalties against you if you don't give us a correct
TIN.

Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.

TAXATION OF REDEMPTIONS AND EXCHANGES

As long as a Fund continually maintains a $1.00 net asset value per share, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your shares of the Fund.

Legal matters

On February 9, 2005, Banc of America Capital Management, LLC ("BACAP" (now, the Advisor)) and BACAP Distributors, LLC (which has subsequently merged into the Distributor) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the SEC (the "SEC Order"). A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website. Under the terms of the NYAG Settlement and SEC Order, BACAP and BACAP Distributors, LLC have agreed, among other things, to pay disgorgement and civil money penalties, to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices, to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures and to reduce management fees for five years. BACAP and BACAP Distributors, LLC are currently in the process of implementing the various terms of the NYAG Settlement and SEC Order.

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Columbia Funds Series Trust (formerly known as Nations Funds Trust), its Board of Trustees, Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors, LLC (collectively "BAC"). On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust (now known as Columbia Funds Series Trust), the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under the federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action. The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

Separately, a putative class action (Reinke v. Bank of America N.A., et al.) was filed against Nations Funds Trust and others on December 6, 2004 in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. Nations Funds Trust has filed a "motion to dismiss" that is pending. Discovery has recently been initiated. At the present time, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

Financial highlights
(DOLLAR SIGN GRAPHIC)

The financial highlights table is designed to help you understand how the Funds have performed for the past five years or, if shorter, the period of a Fund's operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned, assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP. The independent registered public accounting firm's report and Columbia Funds financial statements are incorporated by reference into the SAI. Please see the back cover of this prospectus to find out how you can get a copy of the SAI.

COLUMBIA CASH RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                              YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
  INVESTOR CLASS SHARES                        03/31/05             03/31/04             03/31/03             03/31/02
  Net asset value, beginning of period           $1.00                $1.00                $1.00                $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                  0.0123               0.0065               0.0126               0.0285
  LESS DISTRIBUTIONS:
  Dividends from net investment income         (0.0123)             (0.0065)             (0.0126)             (0.0285)
  Net asset value, end of period                 $1.00                $1.00                $1.00                $1.00
  TOTAL RETURN++                                 1.23%                0.66%                1.27%                2.89%
                                          ===================  ===================  ===================  ===================
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)        $1,814,403           $2,321,369           $3,621,418           $4,966,158
  Ratio of operating expenses to average
    net assets(a)                                0.55%              0.55%(c)             0.55%(b)             0.55%(b)
  Ratio of net investment income/(loss)
    to average net assets                        1.18%                0.66%                1.27%                2.57%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements(a)                    0.62%                0.61%                0.61%                0.62%

                                               YEAR ENDED
  INVESTOR CLASS SHARES                         03/31/01
  Net asset value, beginning of period            $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                   0.0593
  LESS DISTRIBUTIONS:
  Dividends from net investment income          (0.0593)
  Net asset value, end of period                  $1.00
  TOTAL RETURN++                                  6.09%
                                           ===================
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)         $7,585,825
  Ratio of operating expenses to average
    net assets(a)                                 0.55%
  Ratio of net investment income/(loss)
    to average net assets                         5.87%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements(a)                     0.62%

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
(a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
(b) The effect of interest expense on the operating expense ratio was less than 0.01%.
(c) The reimbursement from the investment adviser is included in the ratio of operating expenses to average net assets (with waivers). The effect of this reimbursement on the operating expense ratio (with waivers) was less than 0.01%.

COLUMBIA MONEY MARKET RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                              YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
  INVESTOR CLASS SHARES                        03/31/05             03/31/04             03/31/03             03/31/02
  Net asset value, beginning of period           $1.00                $1.00                $1.00                $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                  0.0122               0.0063               0.0119               0.0276
  LESS DISTRIBUTIONS:
  Dividends from net investment income         (0.0122)             (0.0063)             (0.0119)             (0.0276)
  Net asset value, end of period                 $1.00                $1.00                $1.00                $1.00
  TOTAL RETURN++                                 1.22%                0.63%                1.21%                2.80%
                                          ===================  ===================  ===================  ===================
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)          $85,981              $89,996              $61,153              $44,170
  Ratio of operating expenses to average
    net assets(a)                                0.55%                0.55%              0.55%(b)               0.55%
  Ratio of net investment income/(loss)
    to average net assets                        1.20%                0.63%                1.19%                2.50%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements(a)                    0.62%                0.61%                0.61%                0.63%

                                               YEAR ENDED
  INVESTOR CLASS SHARES                         03/31/01
  Net asset value, beginning of period            $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                   0.0501
  LESS DISTRIBUTIONS:
  Dividends from net investment income          (0.0501)
  Net asset value, end of period                  $1.00
  TOTAL RETURN++                                  5.12%
                                           ===================
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)           $90,380
  Ratio of operating expenses to average
    net assets(a)                               0.55%(b)
  Ratio of net investment income/(loss)
    to average net assets                         5.84%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements(a)                     0.62%

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
(a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
(b) The effect of interest expense on the operating expense ratio was less than 0.01%.

COLUMBIA TREASURY RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                              YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
  INVESTOR CLASS SHARES                        03/31/05             03/31/04             03/31/03             03/31/02
  Net asset value, beginning of period           $1.00                $1.00                $1.00                $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                  0.0109               0.0058               0.0116               0.0267
  LESS DISTRIBUTIONS:
  Dividends from net investment income         (0.0109)             (0.0058)             (0.0116)             (0.0267)
  Net asset value, end of period                 $1.00                $1.00                $1.00                $1.00
  TOTAL RETURN++                                 1.10%                0.58%                1.16%                2.70%
                                          ===================  ===================  ===================  ===================
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)         $368,396             $450,784             $673,332             $688,990
  Ratio of operating expenses to average
    net assets(a)                                0.55%                0.55%                0.55%                0.55%
  Ratio of net investment income/(loss)
    to average net assets                        1.02%                0.59%                1.17%                2.46%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements(a)                    0.62%                0.61%                0.61%                0.62%

                                               YEAR ENDED
  INVESTOR CLASS SHARES                         03/31/01
  Net asset value, beginning of period            $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                   0.0568
  LESS DISTRIBUTIONS:
  Dividends from net investment income          (0.0568)
  Net asset value, end of period                  $1.00
  TOTAL RETURN++                                  5.83%
                                           ===================
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)          $700,202
  Ratio of operating expenses to average
    net assets(a)                               0.55%(b)
  Ratio of net investment income/(loss)
    to average net assets                         5.64%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements(a)                     0.62%

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
(a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
(b) The effect of interest expense on the operating expense ratio was less than 0.01%.

COLUMBIA GOVERNMENT RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                              YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
  INVESTOR CLASS SHARES                        03/31/05             03/31/04             03/31/03             03/31/02
  Net asset value, beginning of period           $1.00                $1.00                $1.00                $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                  0.0117               0.0060               0.0116               0.0268
  LESS DISTRIBUTIONS:
  Dividends from net investment income         (0.0117)             (0.0060)             (0.0116)             (0.0268)
  Net asset value, end of period                 $1.00                $1.00                $1.00                $1.00
  TOTAL RETURN++                                 1.18%                0.60%                1.17%                2.71%
                                          ===================  ===================  ===================  ===================
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)         $460,841             $792,634             $578,548            $1,001,552
  Ratio of operating expenses to average
    net assets(a)                                0.55%                0.55%                0.55%                0.55%
  Ratio of net investment income/(loss)
    to average net assets                        1.10%                0.61%                1.13%                2.35%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements(a)                    0.62%                0.61%                0.62%                0.63%

                                               YEAR ENDED
  INVESTOR CLASS SHARES                         03/31/01
  Net asset value, beginning of period            $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                   0.0580
  LESS DISTRIBUTIONS:
  Dividends from net investment income          (0.0580)
  Net asset value, end of period                  $1.00
  TOTAL RETURN++                                  5.95%
                                           ===================
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)          $331,555
  Ratio of operating expenses to average
    net assets(a)                               0.55%(b)
  Ratio of net investment income/(loss)
    to average net assets                         5.71%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements(a)                     0.64%

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
(a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
(b) The effect of interest expense on the operating expense ratio was less than 0.01%.

COLUMBIA MUNICIPAL RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                              YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
  INVESTOR CLASS SHARES                        03/31/05             03/31/04             03/31/03             03/31/02
  Net asset value, beginning of period           $1.00                $1.00                $1.00                $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                  0.0093               0.0054               0.0093               0.0180
  LESS DISTRIBUTIONS:
  Dividends from net investment income         (0.0093)             (0.0054)             (0.0093)             (0.0180)
  Net asset value, end of period                 $1.00                $1.00                $1.00                $1.00
  TOTAL RETURN++                                 0.93%                0.54%                0.93%                1.82%
                                          ===================  ===================  ===================  ===================
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)          $84,348             $147,189              $89,289              $48,022
  Ratio of operating expenses to average
    net assets                                   0.55%                0.55%                0.55%                0.55%
  Ratio of net investment income/(loss)
    to average net assets                        0.88%                0.53%                0.88%                1.68%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                       0.63%                0.62%                0.63%                0.65%

                                               YEAR ENDED
  INVESTOR CLASS SHARES                         03/31/01
  Net asset value, beginning of period            $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                   0.0357
  LESS DISTRIBUTIONS:
  Dividends from net investment income          (0.0357)
  Net asset value, end of period                  $1.00
  TOTAL RETURN++                                  3.63%
                                           ===================
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)           $57,017
  Ratio of operating expenses to average
    net assets                                    0.55%
  Ratio of net investment income/(loss)
    to average net assets                         3.58%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                        0.64%

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

COLUMBIA TAX-EXEMPT RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                              YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
  INVESTOR CLASS SHARES                        03/31/05             03/31/04             03/31/03             03/31/02
  Net asset value, beginning of year             $1.00                $1.00                $1.00                $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                  0.0090               0.0051               0.0089               0.0179
  LESS DISTRIBUTIONS:
  Dividends from net investment income         (0.0090)             (0.0051)             (0.0089)             (0.0179)
  Net asset value, end of year                   $1.00                $1.00                $1.00                $1.00
  TOTAL RETURN++                                 0.90%                0.51%                0.89%                1.81%
                                          ===================  ===================  ===================  ===================
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000's)            $11,280              $22,071             $138,285             $210,389
  Ratio of operating expenses to average
    net assets                                   0.55%                0.55%                0.55%                0.55%
  Ratio of net investment income/(loss)
    to average net assets                        0.82%                0.49%                0.78%                1.75%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                       0.63%                0.62%                0.63%                0.68%

                                               YEAR ENDED
  INVESTOR CLASS SHARES                         03/31/01
  Net asset value, beginning of year              $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                   0.0358
  LESS DISTRIBUTIONS:
  Dividends from net investment income          (0.0358)
  Net asset value, end of year                    $1.00
  TOTAL RETURN++                                  3.63%
                                           ===================
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000's)            $239,923
  Ratio of operating expenses to average
    net assets                                    0.55%
  Ratio of net investment income/(loss)
    to average net assets                         3.55%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                        0.68%

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

COLUMBIA CALIFORNIA TAX-EXEMPT
RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                              YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
  INVESTOR CLASS SHARES                        03/31/05             03/31/04             03/31/03             03/31/02
  Net asset value, beginning of period           $1.00                $1.00                $1.00                $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                  0.0088               0.0048               0.0081               0.0164
  LESS DISTRIBUTIONS:
  Dividends from net investment income         (0.0088)             (0.0048)             (0.0081)             (0.0164)
  Net asset value, end of period                 $1.00                $1.00                $1.00                $1.00
  TOTAL RETURN++                                 0.88%                0.48%                0.81%                1.65%
                                          ===================  ===================  ===================  ===================
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)         $244,229             $369,440             $360,205             $240,724
  Ratio of operating expenses to average
    net assets                                   0.55%                0.55%                0.55%                0.55%
  Ratio of net investment income/(loss)
    to average net assets                        0.85%                0.48%                0.80%                1.03%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                       0.63%                0.62%                0.62%                0.63%

                                               YEAR ENDED
  INVESTOR CLASS SHARES                         03/31/01
  Net asset value, beginning of period            $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                   0.0298
  LESS DISTRIBUTIONS:
  Dividends from net investment income          (0.0298)
  Net asset value, end of period                  $1.00
  TOTAL RETURN++                                  3.02%
                                           ===================
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)          $226,491
  Ratio of operating expenses to average
    net assets                                    0.55%
  Ratio of net investment income/(loss)
    to average net assets                         2.98%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                        0.63%

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

COLUMBIA NEW YORK TAX-EXEMPT
RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                           PERIOD ENDED
  INVESTOR CLASS SHARES                                     12/22/02**
  Net asset value, beginning of period                         $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                                0.0069
  LESS DISTRIBUTIONS:
  Dividends from net investment income                       (0.0069)
  Net asset value, end of period                               $1.00
  TOTAL RETURN++                                               0.69%
                                          ===============================================
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)                         $--#
  Ratio of operating expenses to average
    net assets                                                0.48%+
  Ratio of net investment income/(loss)
    to average net assets                                     0.92%+
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                                    1.13%+

                                                            PERIOD ENDED
  INVESTOR CLASS SHARES                                       03/31/02*
  Net asset value, beginning of period                          $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                                 0.0008
  LESS DISTRIBUTIONS:
  Dividends from net investment income                        (0.0008)
  Net asset value, end of period                                $1.00
  TOTAL RETURN++                                                0.08%
                                           ===============================================
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)                           $1
  Ratio of operating expenses to average
    net assets                                                 0.55%+
  Ratio of net investment income/(loss)
    to average net assets                                      0.68%+
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                                     4.86%+

* Columbia New York Tax-Exempt Reserves Investor Class Shares commenced operations on February 15, 2002.
** Columbia New York Tax-Exempt Reserves Investor Class Shares were fully redeemed on December 22, 2002.
+ Annualized.
++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
# Amount represents less than $500.

Additional hypothetical fees and expense information

The supplemental hypothetical investment information on the following pages provides additional information about the effect of the fees and expenses of each Fund, including investment advisory fees and other Fund costs, on the Funds' returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in the class of the Funds assuming a 5% return each year, the hypothetical year-end balance before fees and expenses and the cumulative return after fees and expenses. The charts also assume that the annual expense ratios stay the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratio used for each Fund, which is the same as that stated in the Annual Fund Operating Expenses tables, is reflected in the charts and is net of any contractual fee waiver or expense reimbursement. Your actual costs may be higher or lower.

COLUMBIA CASH RESERVES -- INVESTOR CLASS SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              0.55%                            $10,000.00                              5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-   CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE     AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES        FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00              4.45%            $10,445.00      $ 56.22
       2           10.25%            $11,025.00              9.10%            $10,909.80      $ 58.73
       3           15.76%            $11,576.25             13.95%            $11,395.29      $ 61.34
       4           21.55%            $12,155.06             19.02%            $11,902.38      $ 64.07
       5           27.63%            $12,762.82             24.32%            $12,432.03      $ 66.92
       6           34.01%            $13,400.96             29.85%            $12,985.26      $ 69.90
       7           40.71%            $14,071.00             35.63%            $13,563.10      $ 73.01
       8           47.75%            $14,774.55             41.67%            $14,166.66      $ 76.26
       9           55.13%            $15,513.28             47.97%            $14,797.08      $ 79.65
      10           62.89%            $16,288.95             54.56%            $15,455.55      $ 83.19
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                         $ 5,455.55
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                           $689.28

COLUMBIA MONEY MARKET RESERVES -- INVESTOR CLASS SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT     ASSUMED RATE OF RETURN
              0.55%                            $10,000.00                             5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-  CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE    AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES       FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00             4.45%            $10,445.00      $ 56.22
       2           10.25%            $11,025.00             9.10%            $10,909.80      $ 58.73
       3           15.76%            $11,576.25            13.95%            $11,395.29      $ 61.34
       4           21.55%            $12,155.06            19.02%            $11,902.38      $ 64.07
       5           27.63%            $12,762.82            24.32%            $12,432.03      $ 66.92
       6           34.01%            $13,400.96            29.85%            $12,985.26      $ 69.90
       7           40.71%            $14,071.00            35.63%            $13,563.10      $ 73.01
       8           47.75%            $14,774.55            41.67%            $14,166.66      $ 76.26
       9           55.13%            $15,513.28            47.97%            $14,797.08      $ 79.65
      10           62.89%            $16,288.95            54.56%            $15,455.55      $ 83.19
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                        $ 5,455.55
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                          $689.28

COLUMBIA TREASURY RESERVES -- INVESTOR CLASS SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT     ASSUMED RATE OF RETURN
              0.55%                            $10,000.00                             5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-   CUMULATIVE RETURN  HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE    AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES        FEES AND EXPENSES       EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00             4.45%            $10,445.00      $ 56.22
       2           10.25%            $11,025.00             9.10%            $10,909.80      $ 58.73
       3           15.76%            $11,576.25            13.95%            $11,395.29      $ 61.34
       4           21.55%            $12,155.06            19.02%            $11,902.38      $ 64.07
       5           27.63%            $12,762.82            24.32%            $12,432.03      $ 66.92
       6           34.01%            $13,400.96            29.85%            $12,985.26      $ 69.90
       7           40.71%            $14,071.00            35.63%            $13,563.10      $ 73.01
       8           47.75%            $14,774.55            41.67%            $14,166.66      $ 76.26
       9           55.13%            $15,513.28            47.97%            $14,797.08      $ 79.65
      10           62.89%            $16,288.95            54.56%            $15,455.55      $ 83.19
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                        $ 5,455.55
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                          $689.28

COLUMBIA GOVERNMENT RESERVES -- INVESTOR CLASS SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT     ASSUMED RATE OF RETURN
              0.55%                            $10,000.00                             5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-   CUMULATIVE RETURN  HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE    AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES        FEES AND EXPENSES       EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00             4.45%            $10,445.00      $ 56.22
       2           10.25%            $11,025.00             9.10%            $10,909.80      $ 58.73
       3           15.76%            $11,576.25            13.95%            $11,395.29      $ 61.34
       4           21.55%            $12,155.06            19.02%            $11,902.38      $ 64.07
       5           27.63%            $12,762.82            24.32%            $12,432.03      $ 66.92
       6           34.01%            $13,400.96            29.85%            $12,985.26      $ 69.90
       7           40.71%            $14,071.00            35.63%            $13,563.10      $ 73.01
       8           47.75%            $14,774.55            41.67%            $14,166.66      $ 76.26
       9           55.13%            $15,513.28            47.97%            $14,797.08      $ 79.65
      10           62.89%            $16,288.95            54.56%            $15,455.55      $ 83.19
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                        $ 5,455.55
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                          $689.28

COLUMBIA MUNICIPAL RESERVES -- INVESTOR CLASS SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT     ASSUMED RATE OF RETURN
              0.55%                            $10,000.00                             5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-   CUMULATIVE RETURN  HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE    AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES        FEES AND EXPENSES       EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00             4.45%            $10,445.00      $ 56.22
       2           10.25%            $11,025.00             9.10%            $10,909.80      $ 58.73
       3           15.76%            $11,576.25            13.95%            $11,395.29      $ 61.34
       4           21.55%            $12,155.06            19.02%            $11,902.38      $ 64.07
       5           27.63%            $12,762.82            24.32%            $12,432.03      $ 66.92
       6           34.01%            $13,400.96            29.85%            $12,985.26      $ 69.90
       7           40.71%            $14,071.00            35.63%            $13,563.10      $ 73.01
       8           47.75%            $14,774.55            41.67%            $14,166.66      $ 76.26
       9           55.13%            $15,513.28            47.97%            $14,797.08      $ 79.65
      10           62.89%            $16,288.95            54.56%            $15,455.55      $ 83.19
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                        $ 5,455.55
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                          $689.28

COLUMBIA TAX-EXEMPT RESERVES -- INVESTOR CLASS SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT     ASSUMED RATE OF RETURN
              0.55%                            $10,000.00                             5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-  CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE    AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES       FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00             4.45%            $10,445.00      $ 56.22
       2           10.25%            $11,025.00             9.10%            $10,909.80      $ 58.73
       3           15.76%            $11,576.25            13.95%            $11,395.29      $ 61.34
       4           21.55%            $12,155.06            19.02%            $11,902.38      $ 64.07
       5           27.63%            $12,762.82            24.32%            $12,432.03      $ 66.92
       6           34.01%            $13,400.96            29.85%            $12,985.26      $ 69.90
       7           40.71%            $14,071.00            35.63%            $13,563.10      $ 73.01
       8           47.75%            $14,774.55            41.67%            $14,166.66      $ 76.26
       9           55.13%            $15,513.28            47.97%            $14,797.08      $ 79.65
      10           62.89%            $16,288.95            54.56%            $15,455.55      $ 83.19
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                        $ 5,455.55
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                          $689.28

COLUMBIA CALIFORNIA TAX-EXEMPT RESERVES -- INVESTOR CLASS SHARES

      ANNUAL EXPENSE RATIO        INITIAL HYPOTHETICAL INVESTMENT AMOUNT       ASSUMED RATE OF RETURN
              0.55%                             $10,000.00                               5%
              CUMULATIVE RETURN   HYPOTHETICAL YEAR-    CUMULATIVE RETURN   HYPOTHETICAL YEAR-     ANNUAL
               BEFORE FEES AND    END BALANCE BEFORE     AFTER FEES AND      END BALANCE AFTER    FEES AND
     YEAR         EXPENSES         FEES AND EXPENSES        EXPENSES         FEES AND EXPENSES    EXPENSES
       1            5.00%             $10,500.00              4.45%             $10,445.00        $ 56.22
       2           10.25%             $11,025.00              9.10%             $10,909.80        $ 58.73
       3           15.76%             $11,576.25             13.95%             $11,395.29        $ 61.34
       4           21.55%             $12,155.06             19.02%             $11,902.38        $ 64.07
       5           27.63%             $12,762.82             24.32%             $12,432.03        $ 66.92
       6           34.01%             $13,400.96             29.85%             $12,985.26        $ 69.90
       7           40.71%             $14,071.00             35.63%             $13,563.10        $ 73.01
       8           47.75%             $14,774.55             41.67%             $14,166.66        $ 76.26
       9           55.13%             $15,513.28             47.97%             $14,797.08        $ 79.65
      10           62.89%             $16,288.95             54.56%             $15,455.55        $ 83.19
    TOTAL GAIN BEFORE FEES &
             EXPENSES                 $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                           $ 5,455.55
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                               $689.28

COLUMBIA NEW YORK TAX-EXEMPT RESERVES -- INVESTOR CLASS SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT     ASSUMED RATE OF RETURN
              0.55%                            $10,000.00                             5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-  CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE    AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES       FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00             4.45%            $10,445.00      $ 56.22
       2           10.25%            $11,025.00             9.10%            $10,909.80      $ 58.73
       3           15.76%            $11,576.25            13.95%            $11,395.29      $ 61.34
       4           21.55%            $12,155.06            19.02%            $11,902.38      $ 64.07
       5           27.63%            $12,762.82            24.32%            $12,432.03      $ 66.92
       6           34.01%            $13,400.96            29.85%            $12,985.26      $ 69.90
       7           40.71%            $14,071.00            35.63%            $13,563.10      $ 73.01
       8           47.75%            $14,774.55            41.67%            $14,166.66      $ 76.26
       9           55.13%            $15,513.28            47.97%            $14,797.08      $ 79.65
      10           62.89%            $16,288.95            54.56%            $15,455.55      $ 83.19
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                        $ 5,455.55
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                          $689.28

--------------------------------------------------------------------------------

THIS GLOSSARY INCLUDES EXPLANATIONS OF THE IMPORTANT TERMS THAT MAY BE USED IN THIS PROSPECTUS. SOME OF THE TERMS EXPLAINED MAY APPLY TO COLUMBIA FUNDS NOT INCLUDED IN THIS PROSPECTUS.

--------------------------------------------------------------------------------


Terms used in this prospectus
(BOOK GRAPHIC)

80% POLICY -- Rule 35d-1 under the 1940 Act (the "Names Rule"), requires certain Funds to adopt an investment policy requiring that, under normal circumstances, at least 80% of its assets will be invested in the type of investment suggested by its name. In most cases, the Names Rule gives affected Funds the option to either (i) declare the 80% Policy a fundamental policy, which means it can only be changed by shareholder approval, or (ii) commit to provide notice to shareholders before changing the 80% Policy. In some cases, the Names Rule requires affected Funds to declare their 80% Policy a fundamental policy. The SAI identifies each Fund that has adopted an 80% Policy as a fundamental policy as well as each Fund that has committed to provide notice to shareholders before changing its 80% Policy.

AMORTIZED COST METHOD -- under Rule 2a-7 of the 1940 Act, the method of calculating an investment company's net asset value whereby portfolio securities are valued at the Fund's acquisition cost as adjusted for amortization of premium or accretion of discount rather than at their value based on current market factors.

AVERAGE DOLLAR-WEIGHTED MATURITY -- the average length of time until the debt securities held by a Fund reach maturity. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.

BANK OBLIGATION -- a money market instrument issued by a bank, including certificates of deposit, time deposits and bankers' acceptances.

CAPITAL GAIN OR LOSS -- the difference between the purchase price of a security and its selling price. You realize a capital gain when you sell a security for more than you paid for it. You realize a capital loss when you sell a security for less than you paid for it.

COMMERCIAL PAPER -- a short-term debt security issued by banks, corporations, municipalities and other borrowers.

COMMON STOCK -- a security that represents part equity ownership in a company. Common stock typically allows you to vote at shareholder meetings and to share in the company's profits by receiving dividends.

DEBT SECURITY -- when you invest in a debt security, you are typically lending your money to a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as U.S. Treasury obligations and commercial paper. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

EQUITY SECURITY -- an investment that gives you an equity ownership right in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.

FIRST-TIER SECURITY -- under Rule 2a-7 of the 1940 Act, a debt security that is an eligible investment for money market funds and has received a rating in the highest short-term rating category from a nationally recognized statistical rating organization (NRSRO) or if unrated, is determined by the fund's portfolio management team to be of comparable quality, or is a money market fund issued by a registered investment company, or is a government security.

FIXED INCOME SECURITY -- an intermediate to long-term debt security that matures in more than one year.

GUARANTEED INVESTMENT CONTRACT -- an investment instrument issued by a rated insurance company in return for a payment by an investor.

HIGH QUALITY -- includes municipal securities that are rated in the top two highest short-term debt categories according to an NRSRO such as Standard & Poor's Corporation or Moody's Investors Service, Inc. The portfolio management team may consider an unrated municipal security if it is determined to be of comparable quality, based upon guidelines approved by the Fund's Board. Please see the SAI for more information about credit ratings.

INSTRUMENTALITY -- an instrumentality of the U.S. government is a government agency organized under federal charter with government supervision.

LIQUIDITY -- a measurement of how easily a security can be bought or sold at a price that is close to its market value.

MONEY MARKET INSTRUMENT -- a short-term debt security that is considered to mature in 13 months or less. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and certain municipal securities. For Columbia Treasury Reserves and Columbia Government Reserves, money market instruments do not include either commercial paper or municipal securities.

MUNICIPAL SECURITY (OBLIGATION) -- a debt security issued by state or local governments or governmental authorities to pay for public projects and services. "General obligations" are typically backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income from these securities is exempt from federal income taxes and is generally exempt from state taxes if you live in the state that issued the security. If you live in the municipality that issued the security, interest income may also be exempt from local taxes.

NON-DIVERSIFIED -- a fund that holds securities of fewer issuers or kinds of issuers than other kinds of funds. Non-diversified funds tend to have greater price swings than more diversified funds because events affecting one or more of its securities may have a disproportionately large effect on the fund.

PARTICIPATION -- a pass-through certificate representing a share in a pool of debt obligations or other instruments.

PASS-THROUGH CERTIFICATE -- securitized mortgages or other debt securities with interest and principal paid by a servicing intermediary shortly after interest payments are received from borrowers.

PRIVATE ACTIVITY BOND -- a municipal security that is used to finance private projects or other projects that aren't qualified for tax purposes. Interest on private activity bonds is generally taxable, unless it is specifically exempted, or may be treated as a tax preference item for federal alternative minimum tax purposes.

REPURCHASE AGREEMENT -- a short-term (often overnight) investment arrangement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return.

REVERSE REPURCHASE AGREEMENT -- a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price.

SECOND-TIER SECURITY -- under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds, but is not a first-tier security.

SETTLEMENT DATE -- the date on which an order is settled either by payment or delivery of securities.

SPECIAL PURPOSE ISSUER -- an entity organized solely to issue asset-backed securities on a pool of assets it owns.

TRADE DATE -- the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

U.S. GOVERNMENT OBLIGATIONS -- a wide range of debt securities that include U.S. Treasury obligations, securities issued or guaranteed by various agencies of the U.S. government, or by various instrumentalities which have been established or sponsored by the U.S. government. Securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. government.

U.S. TREASURY OBLIGATION -- a debt security issued or guaranteed by the U.S. Treasury. U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. government.

COLUMBIA MANAGEMENT.



Where to find more information

You'll find more information about Columbia Money Market Funds in the following documents:




ANNUAL AND SEMI-ANNUAL REPORTS

The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the independent registered public accounting firm's reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the period covered.

STATEMENT OF ADDITIONAL INFORMATION

The SAI contains additional information about the Funds and their policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.

You can obtain a free copy of these documents, request other information about the Funds and make shareholder inquiries by contacting Columbia Funds:

By telephone:
1.800.353.0828 (Institutional Investors)
1.800.345.6611 (Individual Investors)

By mail:
COLUMBIA FUNDS
C/O COLUMBIA FUNDS SERVICES
P.O. BOX 8081
BOSTON, MA 02266-8081

On the Internet:
WWW.COLUMBIAFUNDS.COM

Information about the Funds can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.



SEC file number: 811-09645
Columbia Funds Series Trust

PRO-36/91712-1105

COLUMBIA MANAGEMENT.




                              Money Market Funds

                              Prospectus -- Adviser Class Shares

                              December 30, 2005


                              Columbia Cash Reserves
                              (formerly, Nations Cash Reserves)

                              Columbia Money Market Reserves
                              (formerly, Nations Money Market Reserves)

                              Columbia Treasury Reserves
                              (formerly, Nations Treasury Reserves)

                              Columbia Government Reserves
                              (formerly, Nations Government Reserves)

                              Columbia Municipal Reserves
                              (formerly, Nations Municipal Reserves)

                              Columbia Tax-Exempt Reserves
                              (formerly, Nations Tax-Exempt Reserves)

                              Columbia California Tax-Exempt Reserves
                              (formerly, Nations California Tax-Exempt Reserves)

                              Columbia New York Tax-Exempt Reserves
                              (formerly, Nations New York Tax-Exempt Reserves)





                              THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE.

                              ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



                      MAY LOSE VALUE
NOT FDIC-INSURED    NO BANK GUARANTEE

AN OVERVIEW OF THE FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TERMS USED IN THIS PROSPECTUS

IN THIS PROSPECTUS, WE, US AND OUR REFER TO THE COLUMBIA FUNDS FAMILY (COLUMBIA FUNDS OR COLUMBIA FUNDS FAMILY). SOME OTHER IMPORTANT TERMS WE'VE USED MAY BE NEW TO YOU. THESE ARE PRINTED IN ITALICS WHERE THEY FIRST APPEAR IN A SECTION AND ARE DESCRIBED IN TERMS USED IN THIS PROSPECTUS.




 YOU'LL FIND TERMS USED IN THIS PROSPECTUS ON PAGE 67.

YOUR INVESTMENT IN THESE FUNDS IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, N.A. (BANK OF AMERICA), THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. YOUR INVESTMENT MAY LOSE MONEY.

AFFILIATES OF BANK OF AMERICA ARE PAID FOR THE SERVICES THEY PROVIDE TO THE
FUNDS.

--------------------------------------------------------------------------------

This booklet, which is called a prospectus, tells you about some Columbia Money Market Funds. Please read it carefully, because it contains information that's designed to help you make informed investment decisions.

This prospectus offers Adviser Class Shares of the Funds. This class of shares is designed primarily for financial institutions and intermediaries for their own accounts, and for certain of their client accounts. Please turn to BUYING, SELLING AND EXCHANGING SHARES for more information about who is eligible to buy this class of shares.

ABOUT THE FUNDS

The Money Market Funds seek to provide income while protecting the principal of your original investment by investing in money market instruments.

Money market instruments include short-term debt securities that are U.S. government issued or guaranteed or have relatively low risk. Your original investment and your return aren't guaranteed, however, and returns will vary as short-term interest rates change. Over time, the return on money market funds may be lower than the return on other kinds of mutual funds or investments.

ARE THESE FUNDS RIGHT FOR YOU?

Not every Fund is right for every investor. When you're choosing a Fund to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.

The Money Market Funds may be suitable for you if:

  - you're looking for a relatively low risk investment with stability of principal

  - you have short-term income needs

They may not be suitable for you if:

  - you're looking for higher returns and are prepared to assume a higher level of investment risk

  - you're more comfortable with bank deposits that are FDIC-insured

You'll find a discussion of each Fund's investment objective, principal investment strategies and principal risks in the Fund descriptions that start on page 4.

FOR MORE INFORMATION

If you have any questions about the Funds, please call us at 1.800.353.0828 if you're an institutional investor, or 1.800.345.6611 if you're an individual investor. You can also contact your investment professional.

You'll find more information about the Funds in the Statement of Additional Information (SAI). The SAI includes more detailed information about each Fund's investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.

WHAT'S INSIDE
--------------------------------------------------------------------------------

About the Funds
(FILE FOLDER GRAPHIC)

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
ADVISORS, LLC

COLUMBIA MANAGEMENT ADVISORS, LLC (THE ADVISER) IS THE INVESTMENT ADVISER TO EACH OF THE FUNDS. THE ADVISER IS RESPONSIBLE FOR THE OVERALL MANAGEMENT AND SUPERVISION OF THE INVESTMENT MANAGEMENT OF EACH FUND.




 YOU'LL FIND MORE ABOUT THE ADVISER STARTING ON PAGE 44.

--------------------------------------------------------------------------------


COLUMBIA CASH RESERVES                                           4
------------------------------------------------------------------
COLUMBIA MONEY MARKET RESERVES                                   8
------------------------------------------------------------------
COLUMBIA TREASURY RESERVES                                      12
------------------------------------------------------------------
COLUMBIA GOVERNMENT RESERVES                                    16
------------------------------------------------------------------
COLUMBIA MUNICIPAL RESERVES                                     21
------------------------------------------------------------------
COLUMBIA TAX-EXEMPT RESERVES                                    26
------------------------------------------------------------------
COLUMBIA CALIFORNIA TAX-EXEMPT RESERVES                         31
------------------------------------------------------------------
COLUMBIA NEW YORK TAX-EXEMPT RESERVES                           36
------------------------------------------------------------------
OTHER IMPORTANT INFORMATION                                     41
------------------------------------------------------------------
HOW THE FUNDS ARE MANAGED                                       43

About your investment
(DOLLAR SIGN GRAPHIC)

INFORMATION FOR INVESTORS
  Buying, selling and exchanging shares                         45
     How orders are processed                                   46
  How selling and servicing agents are paid                     50
  Distributions and taxes                                       52
  Legal matters                                                 55
------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                            56
------------------------------------------------------------------
ADDITIONAL HYPOTHETICAL FEES AND EXPENSE INFORMATION            61
------------------------------------------------------------------
TERMS USED IN THIS PROSPECTUS                                   66
------------------------------------------------------------------
WHERE TO FIND MORE INFORMATION                          BACK COVER

COLUMBIA CASH RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 44.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

THE FUND IS LISTED ON THE NATIONAL ASSOCIATION OF INSURANCE COMMISSIONERS' APPROVED LIST OF MONEY MARKET MUTUAL FUNDS.

FIRST-TIER SECURITIES

A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN A RATING IN THE HIGHEST CREDIT RATING CATEGORY BY A NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATION (NRSRO) OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.


(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. These securities include primarily:

  - commercial paper

  - bank obligations

  - short-term debt securities, including instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or instruments backed by, the securities and other assets owned by these issuers

  - short-term taxable municipal securities

  - repurchase agreements secured by first-tier securities, U.S. government obligations or U.S. Treasury obligations

The Fund may also invest in other money market funds, consistent with its investment objective and strategies. When the portfolio management team believes market conditions warrant, the Fund may invest more than 25% of its assets in U.S. dollar denominated bank obligations, including obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------






 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPHIC)     PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
                   Columbia Cash Reserves has the following risks:

      - INVESTMENT STRATEGY RISK -- Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.353.0828 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.345.6611 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Adviser Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               1995     1996     1997     1998     1999     2000     2001     2002     2003     2004
               ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
               5.76%    5.19%    5.36%    5.32%    4.96%    6.21%    3.96%    1.56%    0.84%    1.00%



              *Year-to-date return as of June 30, 2005: 1.15%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 4TH QUARTER 2000:                     1.59%
         WORST: 2ND QUARTER 2004:                    0.17%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                                            LIFE OF
                                              1 YEAR   5 YEARS   10 YEARS    FUND*
         ADVISER CLASS SHARES                 1.00%     2.69%     4.00%      4.02%

      *THE INCEPTION DATE OF ADVISER CLASS SHARES IS SEPTEMBER 22, 1994.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Adviser Class Shares can be found in the section ADDITIONAL
                   HYPOTHETICAL FEES AND EXPENSE INFORMATION following the FINANCIAL HIGHLIGHTS.

         SHAREHOLDER FEES                                            Adviser Class
         (Fees paid directly from your investment)                      Shares
         Maximum sales charge (load) imposed on purchases                 N/A



         Maximum deferred sales charge (load)                             N/A



         ANNUAL FUND OPERATING EXPENSES(1)
         (Expenses that are deducted from the Fund's assets)



         Management fees(2)                                              0.25%



         Shareholder servicing fees                                      0.25%



                                                                         0.02%
         Other expenses                                                   --------



         Total annual Fund operating expenses                            0.52%



                                                                        (0.07)%
         Fee waivers and/or reimbursements                                --------



                                                                         0.45%
         Total net expenses(3)                                            ========

      (1)The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (2)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Adviser Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         ADVISER CLASS SHARES                    $46      $160      $284       $646

COLUMBIA MONEY MARKET RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 44.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

THE FUND IS LISTED ON THE NATIONAL ASSOCIATION OF INSURANCE COMMISSIONERS' APPROVED LIST OF MONEY MARKET MUTUAL FUNDS.

FIRST-TIER SECURITIES

A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN A RATING IN THE HIGHEST CREDIT RATING CATEGORY BY AN NRSRO OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.


(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. These securities include primarily:

  - commercial paper

  - bank obligations

  - short-term debt securities, including instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or instruments backed by, the securities and other assets owned by these issuers

  - short-term taxable municipal securities

  - repurchase agreements secured by first-tier securities, U.S. government obligations or U.S. Treasury obligations

The Fund may also invest in other money market funds, consistent with its investment objective and strategies. When the portfolio management team believes market conditions warrant, the Fund may invest more than 25% of its assets in U.S. dollar denominated bank obligations, including obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------




 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPHIC)     PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
                   Columbia Money Market Reserves has the following risks:

      - INVESTMENT STRATEGY RISK -- Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.353.0828 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.345.6611 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Adviser Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               1999     2000     2001     2002     2003     2004
               ----     ----     ----     ----     ----     ----
              4.95%**   6.20%    3.89%    1.48%    0.80%    0.99%



              *Year-to-date return as of June 30, 2005: 1.15%



              **The return disclosed has been revised from the 5.35% return disclosed in prior years'
                prospectuses.

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 3RD QUARTER 2000:          1.59%
         WORST: 2ND QUARTER 2004:         0.17%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                                              LIFE OF
                                                           1 YEAR   5 YEARS    FUND*
         ADVISER CLASS SHARES                              0.99%     2.65%     3.19%

      *THE INCEPTION DATE OF ADVISER CLASS SHARES IS JULY 2, 1998.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Adviser Class Shares can be found in the section ADDITIONAL
                   HYPOTHETICAL FEES AND EXPENSE INFORMATION following the FINANCIAL HIGHLIGHTS.

                              SHAREHOLDER FEES                       Adviser Class
                 (Fees paid directly from your investment)              Shares
         Maximum sales charge (load) imposed on purchases                 N/A



         Maximum deferred sales charge (load)                             N/A



         ANNUAL FUND OPERATING EXPENSES(1)
         (Expenses that are deducted from the Fund's assets)



         Management fees(2)                                              0.25%



         Shareholder servicing fees                                      0.25%



                                                                         0.02%
         Other expenses                                                   --------



         Total annual Fund operating expenses                            0.52%



                                                                        (0.07)%
         Fee waivers and/or reimbursements                                --------



                                                                         0.45%
         Total net expenses(3)                                            ========

      (1)The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (2)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE
      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Adviser Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         ADVISER CLASS SHARES                    $46      $160      $284       $646

COLUMBIA TREASURY RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 44.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

THE FUND IS LISTED ON THE NATIONAL ASSOCIATION OF INSURANCE COMMISSIONERS' APPROVED LIST OF MONEY MARKET MUTUAL FUNDS.

FIRST-TIER SECURITIES

A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN A RATING IN THE HIGHEST CREDIT RATING CATEGORY BY AN NRSRO OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less. Under normal circumstances, the Fund will invest at least 80% of its assets in U.S. Treasury obligations, and repurchase agreements secured by U.S. Treasury obligations.

THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. These securities include primarily:

  - U.S. Treasury obligations

  - repurchase agreements and reverse repurchase agreements secured by U.S. Treasury obligations and U.S. government obligations

  - obligations whose principal and interest are backed by the U.S. government

The Fund may invest in other money market funds that invest in these instruments, consistent with its investment objective and strategies.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------




 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPHIC)     PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
                   Columbia Treasury Reserves has the following risks:

      - INVESTMENT STRATEGY RISK -- Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      - TAX CONSIDERATIONS -- The distributions paid by the Fund generally come from interest on U.S. government and U.S. Treasury obligations, which may be free from state income tax, but will be subject to federal income tax and may be subject to other state and local taxes. Any portion of a distribution that comes from income paid on other kinds of securities or from realized capital gains generally is subject to federal, state and local taxes. You should consult with your own tax adviser to determine the tax consequences to you of investing in the Fund.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.353.0828 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.345.6611 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

                   YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*
                   The bar chart shows you how the performance of the Fund's Adviser Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               1995     1996     1997     1998     1999     2000     2001     2002     2003     2004
               ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
               5.60%    5.07%    5.22%    5.12%    4.67%    5.93%    3.72%    1.44%    0.77%    0.90%



              *Year-to-date return as of June 30, 2005: 1.06%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 4TH QUARTER 2000:          1.54%
         WORST: 2ND QUARTER 2004:         0.15%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                                            LIFE OF
                                              1 YEAR   5 YEARS   10 YEARS    FUND*
         ADVISER CLASS SHARES                 0.90%     2.53%     3.83%      3.85%

      *THE INCEPTION DATE OF ADVISER CLASS SHARES IS SEPTEMBER 22, 1994.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Adviser Class Shares can be found in the section ADDITIONAL
                   HYPOTHETICAL FEES AND EXPENSE INFORMATION following the FINANCIAL HIGHLIGHTS.

         SHAREHOLDER FEES                                            Adviser Class
         (Fees paid directly from your investment)                      Shares
         Maximum sales charge (load) imposed on purchases                 N/A



         Maximum deferred sales charge (load)                             N/A



         ANNUAL FUND OPERATING EXPENSES(1)
         (Expenses that are deducted from the Fund's assets)



         Management fees(2)                                              0.25%



         Shareholder servicing fees                                      0.25%



                                                                         0.02%
         Other expenses                                                   --------



         Total annual Fund operating expenses                            0.52%



                                                                        (0.07)%
         Fee waivers and/or reimbursements                                --------



                                                                         0.45%
         Total net expenses(3)                                            ========

      (1)The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (2)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Adviser Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         ADVISER CLASS SHARES                    $46      $160      $284       $646

COLUMBIA GOVERNMENT RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 44.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

THE FUND IS LISTED ON THE NATIONAL ASSOCIATION OF INSURANCE COMMISSIONERS' APPROVED LIST OF MONEY MARKET MUTUAL FUNDS.

FIRST-TIER SECURITIES

A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN A RATING IN THE HIGHEST CREDIT RATING CATEGORY BY AN NRSRO OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   This Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   This Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.
                   Under normal circumstances, the Fund will invest at least 80% of its assets in
                   U.S. government obligations.

THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. These securities include primarily U.S. government obligations and U.S. Treasury obligations, the interest on which is generally free from state income tax.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------




 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPHIC)     PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
                   Columbia Government Reserves has the following risks:

      - INVESTMENT STRATEGY RISK -- Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      - TAX CONSIDERATIONS -- The distributions paid by the Fund generally come from interest on U.S. government and U.S. Treasury obligations, which may be free from state income tax, but will be subject to federal income tax and may be subject to other state and local taxes. Any portion of a distribution that comes from income paid on other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes. You should consult with your own tax adviser to determine the tax consequences to you of investing in the Fund.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.353.0828 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.345.6611 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Adviser Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               1995     1996     1997     1998     1999     2000     2001     2002     2003     2004
               ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
               5.55%    5.06%    5.24%    5.16%    4.77%    6.07%    3.80%    1.41%    0.78%    0.95%



              *Year-to-date return as of June 30, 2005: 1.11%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 4TH QUARTER 2000:                1.56%
         WORST: 2ND QUARTER 2004:               0.16%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                                               LIFE OF
                                                 1 YEAR   5 YEARS   10 YEARS    FUND*
         ADVISER CLASS SHARES                    0.95%     2.58%     3.86%      3.88%

      *THE INCEPTION DATE OF ADVISER CLASS SHARES IS SEPTEMBER 22, 1994.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT)          WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Adviser Class Shares can be found in the section ADDITIONAL
                   HYPOTHETICAL FEES AND EXPENSE INFORMATION following the FINANCIAL HIGHLIGHTS.

         SHAREHOLDER FEES                                            Adviser Class
         (Fees paid directly from your investment)                      Shares
         Maximum sales charge (load) imposed on purchases                 N/A



         Maximum deferred sales charge (load)                             N/A



         ANNUAL FUND OPERATING EXPENSES(1)
         (Expenses that are deducted from the Fund's assets)



         Management fees(2)                                              0.25%



         Shareholder servicing fees                                      0.25%



                                                                         0.02%
         Other expenses                                                   --------



         Total annual Fund operating expenses                            0.52%



                                                                        (0.07)%
         Fee waivers and/or reimbursements                                --------



                                                                         0.45%
         Total net expenses(3)                                            ========

      (1)The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (2)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Adviser Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         ADVISER CLASS SHARES                    $46      $160      $284       $646

COLUMBIA MUNICIPAL RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 44.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

FIRST-TIER SECURITIES

A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN A RATING IN THE HIGHEST CREDIT RATING CATEGORY BY AN NRSRO OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from federal income taxes.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. Under normal circumstances, the Fund will invest at least 80% of its assets in securities that pay interest exempt from federal income tax, other than the federal alternative minimum tax. The Fund invests in municipal securities that, at the time of investment, are considered by the portfolio management team to have minimal credit risk and to be of high quality.

The Fund may invest all or any portion of its assets in municipal securities that finance private projects, called private activity bonds.

The Fund may also invest in instruments issued by certain trusts or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issuance of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------




 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPHIC)     PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
                   Columbia Municipal Reserves has the following risks:

      - INVESTMENT STRATEGY RISK -- Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      - HOLDING CASH -- The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the portfolio management team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.

      - TAX CONSIDERATIONS -- The distributions paid by the Fund generally come from interest on municipal obligations, which, in turn, generally are free from federal income tax, but may be subject to the federal alternative minimum tax and state, local and other taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains generally is subject to federal, state, local and other taxes. Shares of Columbia Municipal Reserves would not be suitable investments for tax-advantaged accounts or tax-exempt investors. We generally rely on opinions of the issuer's bond counsel that interest on a bond will be exempt from applicable taxes. Tax authorities are paying increased attention to whether such interest is exempt, and we can't assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.353.0828 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.345.6611 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Adviser Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               1995     1996     1997     1998     1999     2000     2001     2002     2003     2004
               ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
               3.55%    3.18%    3.34%    3.15%    2.90%    3.77%    2.41%    1.11%    0.70%    0.81%



              *Year-to-date return as of June 30, 2005: 0.86%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 4TH QUARTER 2000:                     0.99%
         WORST: 3RD QUARTER 2003:                    0.13%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                                               LIFE OF
                                                 1 YEAR   5 YEARS   10 YEARS    FUND*
         ADVISER CLASS SHARES                    0.81%     1.75%     2.48%      2.51%

      *THE INCEPTION DATE OF ADVISER CLASS SHARES IS SEPTEMBER 22, 1994.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Adviser Class Shares can be found in the section ADDITIONAL
                   HYPOTHETICAL FEES AND EXPENSE INFORMATION following the FINANCIAL HIGHLIGHTS.

         SHAREHOLDER FEES                                            Adviser Class
         (Fees paid directly from your investment)                      Shares
         Maximum sales charge (load) imposed on purchases                 N/A



         Maximum deferred sales charge (load)                             N/A



         ANNUAL FUND OPERATING EXPENSES(1)
         (Expenses that are deducted from the Fund's assets)



         Management fees(2)                                              0.25%



         Shareholder servicing fees                                      0.25%



         Other expenses                                                  0.03%
                                                                          --------



         Total annual Fund operating expenses                            0.53%



         Fee waivers and/or reimbursements                              (0.08)%
                                                                          --------



         Total net expenses(3)                                           0.45%
                                                                          ========

      (1)The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (2)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Adviser Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         ADVISER CLASS SHARES                    $46      $162      $288       $657

COLUMBIA TAX-EXEMPT RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 44.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

FIRST-TIER SECURITIES

A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN A RATING IN THE HIGHEST CREDIT RATING CATEGORY BY AN NRSRO OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from federal income taxes.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. The Fund normally invests all of its assets in municipal securities which pay interest that is free from federal income and alternative minimum taxes. The Fund invests in municipal securities that, at the time of investment, are considered by the portfolio management team to have minimal credit risk and to be of high quality.

The Fund may also invest in instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issuance of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------




 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPHIC)     PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
                   Columbia Tax-Exempt Reserves has the following risks:

      - INVESTMENT STRATEGY RISK -- Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      - HOLDING CASH -- The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the portfolio management team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.

      - TAX CONSIDERATIONS -- The distributions paid by the Fund generally come from interest on municipal obligations, which, in turn, generally are free from federal income and alternative minimum taxes, but may be subject to state, local and other taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains generally is subject to federal, state and local taxes. Shares of Columbia Tax-Exempt Reserves would not be suitable investments for tax-advantaged accounts or tax-exempt investors. We generally rely on opinions of the issuer's bond counsel that interest on a bond will be exempt from applicable taxes. Tax authorities are paying increased attention to whether such interest is exempt, and we can't assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.353.0828 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.345.6611 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

--------------------------------------------------------------------------------


(BAR CHART)        A LOOK AT THE FUND'S PERFORMANCE
                   The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Adviser Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               2003     2004
               ----     ----
               0.66%    0.79%



              *Year-to-date return as of June 30, 2005: 0.85%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 4TH QUARTER 2004:                   0.31%
         WORST: 1ST QUARTER 2004:                  0.13%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                                              LIFE OF
                                                                     1 YEAR    FUND*
         ADVISER CLASS SHARES                                        0.79%     0.78%

      *THE INCEPTION DATE OF ADVISER CLASS SHARES IS AUGUST 9, 2002.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER THAT FEES YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Adviser Class Shares can be found in the section ADDITIONAL
                   HYPOTHETICAL FEES AND EXPENSE INFORMATION following the FINANCIAL HIGHLIGHTS.

         SHAREHOLDER FEES                                            Adviser Class
         (Fees paid directly from your investment)                      Shares
         Maximum sales charge (load) imposed on purchases                 N/A



         Maximum deferred sales charge (load)                             N/A



         ANNUAL FUND OPERATING EXPENSES(1)
         (Expenses that are deducted from the Fund's assets)



         Management fees(2)                                              0.25%



         Shareholder servicing fees                                      0.25%



                                                                         0.03%
         Other expenses                                                   --------



         Total annual Fund operating expenses                            0.53%



                                                                        (0.08)%
         Fee waivers and/or reimbursements                                --------



                                                                         0.45%
         Total net expenses(3)                                            ========

      (1)The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (2)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Adviser Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         ADVISER CLASS SHARES                    $46      $162      $288       $657

COLUMBIA CALIFORNIA TAX-EXEMPT RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 44.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from California state individual income tax and federal income taxes.


(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

Under normal circumstances, the Fund will invest at least 80% of its assets in securities that pay interest exempt from federal income tax and California state individual income tax. These securities are issued by or on behalf of the State of California, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers.

The Fund may invest up to 20% of its assets in municipal securities that finance private projects, called private activity bonds.

The Fund may also invest in instruments issued by certain trusts or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating local, national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issuance of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------




 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPHIC)     PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
                   Columbia California Tax-Exempt Reserves has the following risks:

      - INVESTMENT STRATEGY RISK -- This Fund is considered to be non-diversified because it invests most of its assets in securities that pay interest that is free from personal income tax in one state. The value of the Fund and the amount of interest it pays could be affected by the financial conditions of the state, and its local governments and public authorities. Although the Fund tries to maintain a share price of $1.00, an investment in the Fund could lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      - HOLDING CASH -- The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the portfolio management team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.

      - TAX CONSIDERATIONS -- The distributions paid by the Fund generally come from interest on California municipal obligations, which, in turn, generally are free from federal income tax and California state individual income tax, but may be subject to alternative minimum taxes and other state and local taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains generally is subject to federal, state and local taxes. Shares of Columbia California Tax-Exempt Reserves would not be suitable investments for tax-advantaged accounts or tax-exempt investors. We generally rely on opinions of the issuer's bond counsel that interest on a bond will be exempt from applicable taxes. Tax authorities are paying increased attention to whether such interest is exempt, and we can't assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund.

      - STATE-SPECIFIC RISK -- State-specific risk is the chance that the Fund, because it invests primarily in securities issued by California and its municipalities, is more vulnerable to unfavorable developments in California than funds that invest in municipal bonds of many different states. The current finances of California and its municipalities have improved during fiscal year 2004-05, in part due to an improved economy and higher employment rates, which increased tax revenue. California remains the state with the lowest credit rating, however. The Governor's Budget for 2005-06 projects a $6 billion deficit due to structural spending imbalances. The Governor proposes to cut program spending and to shift responsibility for certain obligations to make up the shortfall, but as of June 15, the State Legislature had not approved a final budget for the 2005-06 fiscal year. It is unclear how the current economic conditions may affect the Fund. Adverse conditions affecting California generally could have an impact on the State and California municipal securities.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.353.0828 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.345.6611 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

--------------------------------------------------------------------------------


(BAR CHART)        A LOOK AT THE FUND'S PERFORMANCE
                   The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Adviser Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               1995     1996     1997     1998     1999     2000     2001     2002     2003     2004
               ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
               3.40%    2.96%    3.14%    2.82%    2.60%    3.20%    2.07%    1.01%    0.62%    0.77%



              *Year-to-date return as of June 30, 2005: 0.85%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 2ND QUARTER 1995:          0.88%
         WORST: 3RD QUARTER 2003:         0.12%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                                               LIFE OF
                                                 1 YEAR   5 YEARS   10 YEARS    FUND*
         ADVISER CLASS SHARES                    0.77%     1.53%     2.25%      2.25%

      *THE INCEPTION DATE OF ADVISER CLASS SHARES IS MARCH 1, 1993.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER THAT FEES YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Adviser Class Shares can be found in the section ADDITIONAL
                   HYPOTHETICAL FEES AND EXPENSE INFORMATION following the FINANCIAL HIGHLIGHTS.

         SHAREHOLDER FEES                                            Adviser Class
         (Fees paid directly from your investment)                      Shares
         Maximum sales charge (load) imposed on purchases                 N/A



         Maximum deferred sales charge (load)                             N/A



         ANNUAL FUND OPERATING EXPENSES(1)
         (Expenses that are deducted from the Fund's assets)



         Management fees(2)                                              0.25%



         Shareholder servicing fees                                      0.25%



                                                                         0.03%
         Other expenses                                                   --------



         Total annual Fund operating expenses                            0.53%



                                                                        (0.08)%
         Fee waivers and/or reimbursements                                --------



                                                                         0.45%
         Total net expenses(3)                                            ========

      (1)The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (2)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Adviser Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         ADVISER CLASS SHARES                    $46      $162      $288       $657

COLUMBIA NEW YORK TAX-EXEMPT RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 44.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from New York state individual income tax and federal income taxes.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

Under normal circumstances, the Fund will invest at least 80% of its assets in securities that pay interest that is free from federal income tax and New York state individual income tax. These securities are issued by or on behalf of the State of New York, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers.

The Fund may invest up to 20% of its assets in municipal securities that finance private projects, called private activity bonds.

The Fund may also invest in instruments issued by certain trusts or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating local, national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issuance of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------




 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia New York Tax-Exempt Reserves has the following risks:

      - INVESTMENT STRATEGY RISK -- This Fund is considered to be non-diversified because it invests most of its assets in securities that pay interest that is free from personal income tax in one state. The value of the Fund and the amount of interest it pays could also be affected by the financial conditions of the state, its public authorities and local governments. Although the Fund tries to maintain a share price of $1.00, an investment in the Fund could lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      - HOLDING CASH -- The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the portfolio management team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.

      - TAX CONSIDERATIONS -- The distributions paid by the Fund generally come from interest on New York municipal obligations, which, in turn, generally are free from federal income tax and New York State and New York City individual income tax, but may be subject to alternative minimum taxes and other state and local taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains generally is subject to federal, state and local taxes. Shares of Columbia New York Tax-Exempt Reserves would not be a suitable investment for tax-advantaged accounts or tax-exempt investors. We generally rely on opinions of the issuer's bond counsel that interest on a bond will be exempt from applicable taxes. Tax authorities are paying increased attention to whether such interest is exempt, and we can't assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund.

      - STATE-SPECIFIC RISK -- State-specific risk is the chance that the Fund, because it invests primarily in securities issued by New York State, New York City and New York's other municipalities, is more vulnerable to unfavorable developments in New York than funds that invest in municipal bonds of many different states. Although New York's economy is diverse, with a comparatively large share of the nation's finance, insurance, transportation, communications and services employment and a very small share of the nation's farming and mining activity, adverse conditions affecting any one of these industries could have a negative impact on New York municipal securities. Travel and tourism also constitute an important part of the New York State and City economies. The September 11, 2001 terrorist attack on the World Trade Center in New York City has had and is likely to continue to have an adverse effect on all areas of the New York economy. In this regard, the long recovery from September 11th and the loss of momentum in the national recovery due to corporate governance scandals and international tensions resulted in a lengthening of the State's recession. In addition, State costs for employee pensions have increased dramatically, while costs associated with Medicaid, welfare and other entitlement programs have also risen, reflecting the impact of the national recession and jobless recovery that has followed.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

SINCE ADVISER CLASS SHARES OF THE FUND DID NOT HAVE ANY ASSETS AS OF DECEMBER 31, 2004, THE RETURNS SHOWN ARE FOR A CLASS NOT OFFERED IN THIS PROSPECTUS. THE TRUST CLASS SHARES HAVE SIMILAR ANNUAL RETURNS BECAUSE THE SHARES ARE INVESTED IN THE SAME PORTFOLIO OF SECURITIES AND DIFFER ONLY TO THE EXTENT THAT THE CLASSES DO NOT HAVE THE SAME EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.353.0828 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.345.6611 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

--------------------------------------------------------------------------------


(BAR CHART)        A LOOK AT THE FUND'S PERFORMANCE
                   The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Trust Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               2003     2004
               ----     ----
               0.84%    0.96%



              *Year-to-date return as of June 30, 2005: 0.92%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 4TH QUARTER 2004:           0.33%
         WORST: 3RD QUARTER 2003:          0.18%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                                            LIFE OF
                                                                   1 YEAR    FUND*
         TRUST CLASS SHARES                                        0.96%     0.98%




      *THE INCEPTION DATE OF TRUST CLASS SHARES IS FEBRUARY 15, 2002.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Adviser Class Shares can be found in the section ADDITIONAL
                   HYPOTHETICAL FEES AND EXPENSE INFORMATION following the FINANCIAL HIGHLIGHTS.

         SHAREHOLDER FEES                                            Adviser Class
         (Fees paid directly from your investment)                      Shares
         Maximum sales charge (load) imposed on purchases                 N/A



         Maximum deferred sales charge (load)                             N/A



         ANNUAL FUND OPERATING EXPENSES(1)
         (Expenses that are deducted from the Fund's assets)



         Management fees(2)                                              0.25%



         Shareholder servicing fees                                      0.25%



                                                                         0.28%
         Other expenses                                                   --------



         Total annual Fund operating expenses                            0.78%



                                                                        (0.33)%
         Fee waivers and/or reimbursements                                --------



                                                                         0.45%
         Total net expenses(3)                                            ========

      (1)The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (2)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------

      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Adviser Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         ADVISER CLASS SHARES                    $46      $216      $401       $935

Other important information
(LINE GRAPH GRAPHIC)

You'll find specific information about each Fund's investment objective, principal investment strategies and risks in the descriptions starting on page
4. The following are some other risks and information you should consider before you invest:

      - SPECIAL RULES FOR MONEY MARKET FUNDS -- Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Funds, like all money market funds:

        - may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less

        - must maintain an average dollar-weighted maturity of 90 days or less

        - may normally invest no more than 5% of their total assets in securities of the same issuer, other than U.S. government securities; however, they may invest up to 25% of their total assets in first-tier securities of a single issuer for up to three business days (except for Columbia California Tax-Exempt Reserves and Columbia New York Tax-Exempt Reserves)

        - may generally only invest in U.S. dollar denominated instruments that are determined to have minimal credit risk and are first-tier securities, except for Columbia California Tax-Exempt Reserves and Columbia New York Tax-Exempt Reserves, which also may invest in second-tier securities.

      - CHANGING INVESTMENT OBJECTIVES AND POLICIES -- The investment objective and certain investment policies of any Fund can be changed without shareholder approval. The 80% Policy of certain Funds may be changed without shareholder approval by giving the shareholder at least 60 days notice. The 80% Policy of certain other Funds and other investment policies of any Fund may be changed only with shareholder approval.

      - CHANGING TO A FEEDER FUND -- Unlike traditional mutual funds, which invest in individual securities, a "feeder fund" invests all of its assets in another fund, called a "master portfolio." Other feeder funds generally also invest in a master portfolio. The master portfolio invests in individual securities and has the same investment objective, investment strategies and principal risks as the feeder funds. This structure can help reduce a feeder fund's expenses because its assets are combined with those of other feeder funds. If a master portfolio doesn't attract other feeder funds, however, a feeder fund's expenses could be higher than those of a traditional mutual fund.

        Each Fund may become a feeder fund if the Board decides this would be in the best interest of shareholders. We don't require shareholder approval to make the change, but we'll notify you if it happens. If a

        Fund becomes a feeder fund, it will have the additional risks of investing in a master portfolio.

      - INVESTING DEFENSIVELY -- A Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. A Fund may not achieve its investment objective while it is investing defensively. Any cash a Fund holds for defensive or other reasons may not earn income.

      - BANK OF AMERICA AND ITS AFFILIATES -- Bank of America and its affiliates currently provide services to some or all of the Funds, including investment advisory, distribution, administration, shareholder servicing, sub-transfer agency and brokerage services, and are paid for providing these services. Bank of America and its affiliates also may, at times, provide other services and be compensated for them, including transfer agency, interfund lending and securities lending services, or make loans to the Funds. Finally, Bank of America or its affiliates may serve as counterparties in transactions with Columbia Funds where permitted by law or regulation, and may receive compensation in that capacity.

      - PORTFOLIO SECURITIES DISCLOSURE -- A description of Columbia Funds' policies and procedures with respect to the disclosure of portfolio securities is available in the Funds' SAI and on the Columbia Funds' website at www.columbiafunds.com under Fund Portfolio Data. In addition, a complete list of each Fund's portfolio holdings for each calendar month will be available upon request 5 business days following each month-end.

      - INFORMATION FOR FEDERALLY CHARTERED CREDIT UNIONS -- Shares of Columbia Treasury Reserves and Columbia Government Reserves are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration Rules and Regulations and the National Credit Union Administration Letter Number 155.

      - HOUSEHOLDING -- In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of a Fund's prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at 1.800.345.6611 or if your shares are held through a financial institution please contact them directly. We will begin sending your individual copies with the next scheduled mailing.

      - PORTFOLIO TRANSACTION COSTS -- Each Fund may incur significant transaction costs that are in addition to the total annual Fund operating expenses disclosed in the fee tables. These transaction costs are made up of all the costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of a Fund's transactions costs are not.

How the Funds are managed

(PEOPLE GRAPHIC)

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
ADVISORS, LLC

100 FEDERAL STREET
BOSTON, MA 02110

COLUMBIA MANAGEMENT GROUP (COLUMBIA MANAGEMENT) IS THE PRIMARY INVESTMENT MANAGEMENT DIVISION OF BANK OF AMERICA CORPORATION. THE ADVISER, COLUMBIA MANAGEMENT ADVISORS, LLC AND COLUMBIA WANGER ASSET MANAGEMENT, L.P. ARE COLUMBIA MANAGEMENT ENTITIES THAT FURNISH INVESTMENT MANAGEMENT SERVICES AND ADVISE INSTITUTIONAL AND MUTUAL FUND PORTFOLIOS.

--------------------------------------------------------------------------------


INVESTMENT ADVISER

The Adviser is the investment adviser to over 70 mutual fund portfolios in the Columbia Funds Family, including the Money Market Funds described in this prospectus.

The Adviser is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes, including equity and fixed income securities, and money market instruments.

Currently managing more than $185 billion, the Adviser acts as investment manager for individuals, corporations, private investment companies and financial institutions. The Adviser uses a team approach to investment management. Each team has access to the latest technology and analytical resources.

Columbia Funds pays the Adviser an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly.

A discussion regarding the basis for the Board of Trustees approving the investment advisory agreement with the Adviser is available in the Funds' annual report to shareholders for the fiscal year ended March 31.

The Adviser has agreed to waive fees and/or reimburse expenses for certain Funds until July 31, 2006. You'll find a discussion of any waiver and/or reimbursement in the Fund descriptions. There is no assurance that the Adviser will continue to waive and/or reimburse any fees and/or expenses after this date.

The following chart shows the maximum advisory fees the Adviser can receive, along with the actual advisory fees the Adviser and/or an affiliate received during the Funds' last fiscal year, after waivers and/or reimbursements:

ANNUAL INVESTMENT ADVISORY FEE, AS A % OF AVERAGE DAILY NET ASSETS


                                                             MAXIMUM    ACTUAL FEE
                                                             ADVISORY    PAID LAST
                                                               FEE      FISCAL YEAR
  COLUMBIA CASH RESERVES                                      0.15%        0.12%



  COLUMBIA MONEY MARKET RESERVES                              0.15%        0.12%



  COLUMBIA TREASURY RESERVES                                  0.15%        0.12%



  COLUMBIA GOVERNMENT RESERVES                                0.15%        0.12%



  COLUMBIA MUNICIPAL RESERVES                                 0.15%        0.12%



  COLUMBIA TAX-EXEMPT RESERVES                                0.15%        0.12%



  COLUMBIA CALIFORNIA TAX-EXEMPT RESERVES                     0.15%        0.12%



  COLUMBIA NEW YORK TAX-EXEMPT RESERVES                       0.15%        0.15%

INVESTMENT SUB-ADVISER

Columbia Funds and the Adviser may engage one or more investment sub-advisers for each Fund to make day-to-day investment decisions for the Fund. The Adviser retains ultimate responsibility (subject to Board oversight) for overseeing the sub-advisers and evaluates the Funds' needs and available sub-advisers' skills and abilities on an ongoing basis. Based on its evaluations, the Adviser may at times recommend to the Board that a Fund:

  - change, add or terminate one or more sub-advisers;

  - continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or

  - materially change a sub-advisory agreement with a sub-adviser.

Applicable law requires a Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders' best interests. The Adviser and the Funds have applied for relief from the SEC to permit the Funds to act on many of the Adviser's recommendations with approval only by the Board and not by Fund shareholders. The Adviser or a Fund would inform the Fund's shareholders of any actions taken in reliance on this relief. Until the Adviser and the Funds obtain the relief, each Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

A discussion regarding the basis for the Board of Trustees approving the investment sub-advisory agreement with each sub-adviser is available in the Funds' annual report to shareholders for the fiscal year ended March 31.

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
DISTRIBUTORS, INC.

ONE FINANCIAL CENTER
BOSTON, MA 02111-2621

COLUMBIA MANAGEMENT
ADVISORS, LLC

100 FEDERAL STREET
BOSTON, MA 02110

--------------------------------------------------------------------------------


OTHER SERVICE PROVIDERS

The Funds are distributed by Columbia Management Distributors, Inc. (Distributor), a registered broker/dealer. The Distributor may pay shareholder servicing fees and/or other compensation to companies for providing services to investors.

Columbia Management Advisers, LLC is the administrator of the Funds, and is responsible for overseeing the administrative operations of the Funds. The Funds pay Columbia Management Advisers, LLC a fee of 0.10% for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Funds, and is paid monthly.

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
SERVICES, INC.

P.O. BOX 8081
BOSTON, MA 02266-8081

--------------------------------------------------------------------------------


Columbia Management Services, Inc., also known as Columbia Funds Services (Transfer Agent), is the transfer agent for the Funds' shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

ABOUT YOUR INVESTMENT
--------------------------------------------------------------------------------

Buying, selling and exchanging shares

(DOLLAR SIGN GRAPHIC)

--------------------------------------------------------------------------------

WHEN YOU SELL SHARES OF A MUTUAL FUND, THE FUND IS EFFECTIVELY "BUYING" THEM BACK FROM YOU. THIS IS CALLED A REDEMPTION.

--------------------------------------------------------------------------------


This prospectus offers Adviser Class Shares of the Funds. Here are some general rules about this class of shares:

  - Adviser Class Shares are available on a direct basis or through certain financial institutions and intermediaries for their own accounts, and for certain client accounts for which they may provide automated cash management or other similar services (Cash Management Services). This share class may be used in connection with specific Cash Management Services programs, including programs designed for certain sweep account customers of Bank of America. This class of shares may be offered by:

     - Bank of America and certain of its affiliates

     - certain other financial institutions and intermediaries.

  - The minimum initial investment is $100,000. Financial institutions or intermediaries can total the investments they make on behalf of their clients to meet the minimum initial investment amount. Client accounts for which the financial institution or intermediary no longer acts as fiduciary, agent or custodian may no longer be eligible to purchase or hold Adviser Class Shares.

  - There is no minimum for additional investments.

  - There are no sales charges for buying, selling or exchanging these shares.

  - Please contact your investment professional for more information about the availability of this share class.

You'll find more information about buying, selling and exchanging Adviser Class Shares on the pages that follow. You should also ask your financial institution or intermediary about its limits, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related services and programs.

Investors that purchase shares through financial institutions in connection with Cash Management Services programs may incur account-level fees in addition to the fees disclosed in this prospectus. These investors should review their Cash Management Services program disclosure documents for information regarding additional fees.

The Funds also offer other classes of shares, with different features and expense levels, which you may be eligible to buy. If you have questions about buying, selling or exchanging, or you need help placing an order, please call us at 1.800.353.0828 if you're an institutional investor, or 1.800.345.6611 if you're an individual investor. You can also contact your investment professional.

Federal law requires the Funds to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Funds may need to delay the date of your purchase or may be unable to open your account which may result in a return of your investment monies. In addition, if the Funds are unable to verify your identity after your account is open, the Funds reserve the right to close your account or take other steps as deemed reasonable. The Funds shall not be held liable for any loss resulting from any purchase delay, application rejection, or account closure due to a failure to provide proper identifying information.

--------------------------------------------------------------------------------

A BUSINESS DAY IS ANY DAY THAT THE FEDERAL RESERVE BANK OF NEW YORK AND THE NEW YORK STOCK EXCHANGE (NYSE) ARE OPEN. THE MONEY MARKET FUNDS RESERVE THE RIGHT TO CLOSE EARLY ON BUSINESS DAYS PRECEDING OR FOLLOWING NATIONAL HOLIDAYS, IF THE PRIMARY GOVERNMENT SECURITIES DEALERS HAVE CLOSED EARLY AND/OR IF THE BOND MARKET ASSOCIATION RECOMMENDS THAT THE SECURITIES MARKETS CLOSE EARLY.

IN ADDITION TO WEEKENDS, EITHER THE FEDERAL RESERVE BANK OF NEW YORK OR THE NYSE IS CLOSED ON THE FOLLOWING NATIONAL HOLIDAYS: NEW YEAR'S DAY, MARTIN LUTHER KING, JR. DAY, PRESIDENTS' DAY, GOOD FRIDAY, MEMORIAL DAY, INDEPENDENCE DAY, LABOR DAY, COLUMBUS DAY, VETERANS DAY, THANKSGIVING DAY AND CHRISTMAS DAY.

--------------------------------------------------------------------------------


HOW SHARES ARE PRICED

All transactions are based on the price of a Fund's shares -- or its net asset value per share. We calculate net asset value per share at the following times (unless the Fund closes early):

  - 9:45 a.m., 11:00 a.m., 2:30 p.m. and 5:00 p.m. Eastern time each business day for each share class of Columbia Cash Reserves, Columbia Money Market Reserves and Columbia Treasury Reserves

  - 9:45 a.m., 11:00 a.m. and 2:30 p.m. Eastern time each business day for each share class of Columbia Government Reserves

  - 12:00 noon Eastern time each business day for each share class of Columbia Municipal Reserves and Columbia Tax-Exempt Reserves

  - 11:30 a.m. Eastern time each business day for each share class of Columbia California Tax-Exempt Reserves and Columbia New York Tax-Exempt Reserves

First, we calculate the net asset value for each class of a Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.

Although we try to maintain a net asset value per share of $1.00 for the Funds, we can't guarantee that we will be able to do so.

VALUING SECURITIES IN A FUND

The value of a Fund's assets is based on the total market value of all of the securities it holds. We use the amortized cost method, which approximates market value, to value the assets in the Money Market Funds.

HOW ORDERS ARE PROCESSED

Orders to buy, sell or exchange shares are processed on business days. Orders to buy, sell or exchange shares may be delivered to the Transfer Agent by phone, in writing, or through the internet. For more information on account and trading restrictions and special sign-up procedures for internet transactions, please call us at 800-353-0828 for institutional investors or 800-345-6611 for individual investors. The Transfer Agent has procedures in place to authenticate electronic instructions. You will be asked to accept the terms of an online agreement(s) and utilize a password for internet services. Orders received in good order by the Fund, Distributor, Transfer Agent or their agents by the following times on a business day (unless the Fund closes early) will be processed as follows:

  - If your order for Columbia Cash Reserves, Columbia Money Market Reserves or Columbia Treasury Reserves is received in good form by the Transfer Agent by 5:00 p.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you'll receive that day's dividends). If your order is received in good form by the Transfer Agent after 5:00 p.m. Eastern time, you will receive the next net asset value per share determined on the following business day (and in the case of purchases you'll begin receiving dividends the next day).

  - If your order for Columbia Government Reserves is received in good form by the Transfer Agent by 2:30 p.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you'll receive that day's dividends). If your order is received in good form by the Transfer Agent after 2:30 p.m. you will receive the next net asset value per share determined on the following business day (and in the case of purchases you'll begin receiving dividends the next day).

  - If your order for Columbia Municipal Reserves or Columbia Tax-Exempt Reserves is received in good form by the Transfer Agent by 12:00 noon p.m. Eastern time, in the case of purchases you will receive that day's net asset value per share. If your order is received in good form by the Transfer Agent after 12:00 noon p.m. Eastern time, you will receive the next net asset value per share determined on the following business day (and in the case of purchases you'll begin receiving dividends the next day).

  - If your order for Columbia California Tax-Exempt Reserves or Columbia New York Tax-Exempt Reserves is received in good form by the Transfer Agent by 11:30 a.m. Eastern time, in the case of purchases you will receive that day's net asset value per share. If your order is received in good form by the Transfer Agent after 11:30 a.m. Eastern time, you will receive the next net asset value per share determined on the following business day (and in the case of purchases you'll begin receiving dividends the next day).

Investors are encouraged to place orders to sell as early in the day as possible. Orders received after these times will receive the next business day's net asset value per share. The business day that applies to an order is also called the trade date. We may refuse any order to buy or exchange shares. If this happens, we'll return any money we've received.

TELEPHONE ORDERS
You can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of our account application and send it to us.

Here's how telephone orders work:

  - If you sign up for telephone orders after you open your account, you must have your signature Medallion Guaranteed.

  - Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order.

  - We'll take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. If we and our service providers don't take these steps, we may be liable for any losses from unauthorized or fraudulent instructions.

  - Telephone orders may be difficult to complete during periods of significant economic or market change.

--------------------------------------------------------------------------------

THE NET ASSET VALUE PER SHARE IS THE PRICE OF A SHARE CALCULATED BY A FUND EVERY BUSINESS DAY.

--------------------------------------------------------------------------------



(DOLLAR SIGN       BUYING SHARES
  GRAPHIC)

      Here are some general rules for buying shares:

        - You buy Adviser Class Shares at net asset value per share.

        - We must receive payment by the close of the Federal Reserve wire transfer system (typically 6 p.m. Eastern time) on the business day the Fund, Distributor, Transfer Agent or their agents receive the order (unless the Fund closes early).

          If we receive payment after this time, we'll refuse the order. We'll return any payment received for orders that we refuse. We can change this time under certain circumstances, for example, when there's more wiring activity than normal.

        - Financial institutions and intermediaries are responsible for sending orders to us and for ensuring that we receive your money on time.

        - Shares purchased are recorded on the books of the Fund. We don't issue certificates.

--------------------------------------------------------------------------------

"GOOD FORM" MEANS THAT THE MONEY USED TO PURCHASE YOUR SHARES IS FULLY COLLECTED. WHEN SELLING SHARES BY LETTER OF INSTRUCTION, "GOOD FORM" ALSO MEANS
(I) YOUR LETTER HAS COMPLETE INSTRUCTIONS, THE PROPER SIGNATURES AND MEDALLION SIGNATURE GUARANTEES IF NECESSARY AND (II) ANY OTHER REQUIRED DOCUMENTS ARE ATTACHED. SIGNATURES MUST BE GUARANTEED BY EITHER A BANK, A MEMBER FIRM OF A NATIONAL STOCK EXCHANGE OR ANOTHER ELIGIBLE GUARANTOR THAT PARTICIPATES IN THE MEDALLION SIGNATURE GUARANTEE PROGRAM FOR REDEMPTIONS OVER $100,000, ALTERNATE PAYEE OR MAILING INSTRUCTIONS. FOR ADDITIONAL DOCUMENTS REQUIRED FOR SALES BY CORPORATIONS, AGENTS FIDUCIARIES, SURVIVING JOINT OWNERS AND OTHER LEGAL ENTITIES PLEASE CALL 1.800.353.0828 (INSTITUTIONAL INVESTORS) OR 1.800.345.6611 (INDIVIDUAL INVESTORS). NO INTEREST WILL BE PAID ON UNCASHED REDEMPTION CHECKS.







 FOR MORE INFORMATION ABOUT TELEPHONE ORDERS, SEE HOW ORDERS ARE PROCESSED.

--------------------------------------------------------------------------------



(DOLLAR SIGN       SELLING SHARES
  GRAPHIC)

      Here are some general rules for selling shares:

        - We normally send the sale proceeds by Fedwire as soon as practicable following the determination time applicable to your order. For more information please refer to How orders are processed or contact the Transfer Agent.

        - You can sell up to $100,000 of shares by telephone to the address of record or via ACH to your bank in a 30-day period if you qualify for telephone orders.

        - If you paid for shares with a check that wasn't certified, we'll hold the sale proceeds when you sell those shares for at least 15 days after the trade date of the purchase.

        - Financial institutions and intermediaries are responsible for sending orders to us and for depositing the sale proceeds to your account on time.

        - If you hold any shares in certificate form, you must sign the certificates (or send a signed stock power with them) and send them to the Transfer Agent. Your signature must be Medallion Guaranteed unless you've made other arrangements with us. We may ask for other information we need to prove that the order is properly authorized.

        - Under certain circumstances allowed under the 1940 Act, we can pay you in securities or other property when you sell your shares (except shares of Columbia Treasury Reserves).

        - We can delay payment of the sale proceeds of Columbia Cash Reserves, Columbia Money Market Reserves, Columbia Treasury Reserves or Columbia Government Reserves for one day, or longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Banks or under the extraordinary circumstances described in Section 22(e) of the 1940 Act. Generally, those extraordinary circumstances are when: (i) the NYSE is closed or trading is restricted, (ii) an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of the Fund's net assets not reasonably practicable, or (iii) the SEC by order permits the suspension of the right of redemption for the protection of investors.

        - We can delay payment of the sale proceeds of Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves or Columbia New York Tax-Exempt Reserves for up to seven days.

        - Other restrictions may apply to retirement plan accounts. For more information about these restrictions, please contact your retirement plan administrator.

      We may sell your shares:

        - if the value of your account falls below $1,000 (other than as a result of depreciation in share value), or your account may be subject to an annual fee of $10. The Transfer Agent will send you written notification of such action and provide details on how you can add money to your account to avoid this penalty

        - if a financial institution or intermediary tells us to sell your shares under arrangements made with you

        - under certain other circumstances allowed under the 1940 Act

--------------------------------------------------------------------------------

YOU SHOULD MAKE SURE YOU UNDERSTAND THE INVESTMENT OBJECTIVE AND POLICIES OF THE FUND YOU'RE EXCHANGING INTO. PLEASE READ ITS PROSPECTUS CAREFULLY.

--------------------------------------------------------------------------------



(ARROW GRAPHIC)    EXCHANGING SHARES

      You can generally sell shares of a Fund to buy shares of another Fund distributed by the Distributor. This is called an exchange. You might want to do this if your investment goals or tolerance for risk change.

      Here's how exchanges work:

        - You can generally exchange Adviser Class Shares of a Fund for Adviser Class Shares of any other Fund distributed by the Distributor. Some exceptions apply.

        - The rules for buying shares of a Fund, including any minimum investment requirements, apply to exchanges into that Fund.

        - You may only make exchanges into a Fund that is legally sold in your state of residence.

        - You generally may only make an exchange into a Fund that is accepting investments.

        - A sales charge may apply when exchanging from a Money Market Fund to a Fund with a front-end sales charge.

        - We may limit the number of exchanges you can make within a specified period of time.

        - We may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

        - You cannot exchange any shares you own in certificate form until Transfer Agent has received the certificate and deposited the shares to your account.

How selling and servicing agents are paid
(PERCENT GRAPHIC)

--------------------------------------------------------------------------------

THE SERVICING AGENT MAY CHARGE OTHER FEES FOR SERVICES PROVIDED TO YOUR ACCOUNT.

--------------------------------------------------------------------------------


Selling and servicing agents usually receive compensation based on your investment in the Funds. The kind and amount of the compensation depends on the share class in which you invest. Selling agents typically pay a portion of the compensation they receive to their investment professionals.

SHAREHOLDER SERVICING FEES

Servicing agents are compensated for providing services to investors under a shareholder servicing plan.

Servicing agents may receive a maximum annual shareholder servicing fee of 0.25% of the average daily net assets of Adviser Class Shares of the Funds.

Fees are calculated daily and paid to the Distributor periodically. Because these fees are paid out of the Funds' assets on an ongoing basis, over time they will increase the cost of your investment, and may cost you more than any sales charges you may pay.

The Funds pay these fees to eligible servicing agents for as long as the plan continues. We may reduce or discontinue payments at any time.

OTHER COMPENSATION

Servicing agents may also receive:

  - a bonus, incentive or other compensation relating to the sale, promotion and marketing of the Funds

  - non-cash compensation like trips to sales seminars, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise

Any such compensation, which is paid by the Adviser or Distributor and not by the Funds, is discretionary and may be available only to selected selling and servicing agents. For example, the Distributor sometimes sponsors promotions involving Banc of America Investment Services, Inc., an affiliate of the Adviser and Distributor, and certain other selling or servicing agents. Selected selling or servicing agents also may receive compensation for opening or servicing a minimum number of accounts.

The Adviser and Distributor may pay significant amounts from their own assets to selling or servicing agents of the Funds for distribution-related activities or other services they provide. These amounts, which are in addition to any sales charges, distribution (12b-1) and shareholder servicing fees paid by the Funds, may be fixed dollar amounts or a percentage of sales or both, and may be up-front or ongoing payments or both. Agents may agree to provide a variety of marketing related services or access-advantages to the Funds, including, for example, presenting Funds on "preferred" or "select" lists, in return for the payments. Selling or servicing agents, in turn, may pay some or all of these amounts to their employees who recommend or sell Fund shares or allocate or invest client assets among different investment options.

In addition, the Adviser and Distributor may pay significant amounts from their own assets for services provided and costs incurred by third parties of a type that would typically be provided or incurred directly by the Columbia Funds' transfer agent. The Columbia Funds also may pay significant amounts to third party intermediaries, including selling and servicing agents, for providing these types of services or incurring these types of costs.

These and other payments, and the difference between payments made with respect to the Funds and those made with respect to other mutual funds available through the agent, may give rise to conflicts of interest between the agent and its clients. You should be aware of these potential conflicts of interest and discuss these matters with your selling or servicing agent.

Distributions and taxes
(TAXES GRAPHIC)

--------------------------------------------------------------------------------

THE POWER OF COMPOUNDING

REINVESTING YOUR DISTRIBUTIONS BUYS YOU MORE SHARES OF A FUND -- WHICH LETS YOU TAKE ADVANTAGE OF THE POTENTIAL FOR COMPOUND GROWTH.

PUTTING THE MONEY YOU EARN BACK INTO YOUR INVESTMENT MEANS IT, IN TURN, MAY EARN EVEN MORE MONEY. OVER TIME, THE POWER OF COMPOUNDING HAS THE POTENTIAL TO SIGNIFICANTLY INCREASE THE VALUE OF YOUR INVESTMENT. THERE IS NO ASSURANCE, HOWEVER, THAT YOU'LL EARN MORE MONEY IF YOU REINVEST YOUR DISTRIBUTIONS.

--------------------------------------------------------------------------------

ABOUT DISTRIBUTIONS

A mutual fund can make money two ways:

  - It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.

  - A fund can also have capital gain if the value of its investments increases. If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.

A mutual fund is not subject to federal income tax as long as it distributes all of its net investment income and net realized capital gain to its shareholders. The Funds intend to pay out a sufficient amount of their income and capital gain to their shareholders so the Funds won't have to pay any federal income tax. When a Fund makes this kind of a payment, it's split among all shares and is called a distribution.

Although the Funds do not expect to realize any capital gain, any capital gain realized by a Fund will be distributed at least once a year. The Funds declare distributions of net investment income each business day, and pay them on the first business day of each month. Normally, each Fund will declare and pay distributions of net investment income as indicated above. The Funds may, however, declare and pay distributions of net investment income more frequently.

Any distribution you receive is paid based on the number of shares you hold on the record date, which is usually the day the distribution is declared (daily distribution Funds) or the day before the distribution is declared (all other Funds). Shares are eligible to receive net investment income distributions from the settlement date (daily distribution Funds), trade date (all other Funds) or realized capital gain from the trade date of the purchase up to and including the day before the shares are sold.

Different share classes of a Fund usually pay different net investment income distribution amounts, because each class has different expenses.

We'll automatically reinvest distributions in additional shares of the same Fund unless you tell us you want to receive your distributions in cash. You can do this by writing to us at the address on the back cover, or by calling us at
1.800.353.0828 if you're an institutional investor, or 1.800.345.6611 if you're an individual investor. Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

--------------------------------------------------------------------------------

THIS INFORMATION IS A SUMMARY OF HOW FEDERAL INCOME TAXES MAY AFFECT YOUR INVESTMENT IN THE FUNDS. IT DOES NOT APPLY TO FOREIGN OR TAX-EXEMPT INVESTORS OR THOSE HOLDING FUND SHARES THROUGH A TAX-ADVANTAGED ACCOUNT, SUCH AS A 401(K) PLAN OR IRA. THIS INFORMATION IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING. YOU SHOULD CONSULT WITH YOUR OWN TAX ADVISER ABOUT YOUR SITUATION, INCLUDING ANY FOREIGN, STATE AND LOCAL TAXES THAT MAY APPLY.




 FOR MORE INFORMATION ABOUT TAXES, PLEASE SEE THE SAI.

--------------------------------------------------------------------------------


HOW TAXES AFFECT YOUR INVESTMENT

Distributions of a Fund's ordinary income and any net short-term capital gain, if any, generally are taxable to you as ordinary income. Although the Funds do not expect to realize any capital gain, any distributions of realized net long-term capital gain, if any, generally are taxable to you as long-term capital gain.

In general, corporate shareholders will not be able to deduct any distributions when determining their taxable income. Fund distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund. Following the end of each year, we'll send you a notice that tells you how much you've received in distributions during the year and their federal tax status. State and local taxes may also apply to distributions.

COLUMBIA MUNICIPAL RESERVES, COLUMBIA TAX-EXEMPT RESERVES,
COLUMBIA CALIFORNIA TAX-EXEMPT RESERVES, COLUMBIA NEW YORK
TAX-EXEMPT RESERVES

In general, you will not be subject to federal income tax on distributions from Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves and Columbia New York Tax-Exempt Reserves of their tax-exempt interest income. Distributions from Columbia California Tax-Exempt Reserves of its interest income from California municipal securities will not be subject to California state individual income tax. Distributions from Columbia New York Tax-Exempt Reserves of its interest income from New York municipal securities will not be subject to New York State and New York City individual income tax. Distributions from these Funds, however, may be subject to state, local and other taxes.

Although these Funds do not intend to earn any taxable income or capital gain, any distributions of such income or gain generally are subject to tax.

A portion of the distributions from Columbia Municipal Reserves, Columbia California Tax-Exempt Reserves and Columbia New York Tax-Exempt Reserves may also be subject to alternative minimum taxes.

U.S. GOVERNMENT OBLIGATIONS

If you invest in U.S. government obligations directly, interest on those obligations is free from state and local individual income taxes. Distributions you receive that come from interest a Fund earns from U.S. government obligations may not be exempt from these taxes. Please consult with your tax adviser.

WITHHOLDING TAX

We're required by federal law to withhold tax on any distributions and redemption proceeds paid to you (including amounts paid in securities redemptions and exchanges) if:

  - you haven't given us a correct Taxpayer Identification Number (TIN), usually your social security or employer identification number, and haven't certified that the TIN is correct and withholding doesn't apply

  - the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records

  - the IRS informs us that you are otherwise subject to backup withholding

The IRS may also impose penalties against you if you don't give us a correct
TIN.

Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.

TAXATION OF REDEMPTIONS AND EXCHANGES

As long as a Fund continually maintains a $1.00 net asset value per share, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your shares of the Fund.

Legal matters

On February 9, 2005, Banc of America Capital Management, LLC ("BACAP" (now, the Advisor)) and BACAP Distributors, LLC (which has subsequently merged into the Distributor) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the SEC (the "SEC Order"). A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website. Under the terms of the NYAG Settlement and SEC Order, BACAP and BACAP Distributors, LLC have agreed, among other things, to pay disgorgement and civil money penalties, to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices, to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures and to reduce management fees for five years. BACAP and BACAP Distributors, LLC are currently in the process of implementing the various terms of the NYAG Settlement and SEC Order.

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Columbia Funds Series Trust (formerly known as Nations Funds Trust), its Board of Trustees, Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors, LLC (collectively "BAC"). On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia Funds Series Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds Series Trust against BAC and others that asserts claims under the federal securities laws and state common law. Nations Funds Trust (now know as Colombia Funds Series Trust) is a nominal defendant in this action. The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

Separately, a putative class action (Reinke v. Bank of America N.A., et al.) was filed against Nations Funds Trust and others on December 6, 2004 in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. Nations Funds Trust has filed a "motion to dismiss" that is pending. Discovery has recently been initiated. At the present time, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

Financial highlights
(DOLLAR SIGN GRAPHIC)

The financial highlights table is designed to help you understand how the Funds have performed for the past five years or, if shorter, the period of a Fund's operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned, assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP. The independent registered public accounting firm's report and Columbia Funds financial statements are incorporated by reference into the SAI. Please see the back cover of this prospectus to find out how you can get a copy of the SAI.

COLUMBIA CASH RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                              YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
  ADVISER CLASS SHARES                         03/31/05             03/31/04             03/31/03             03/31/02
  Net asset value, beginning of year             $1.00                $1.00                $1.00                $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                  0.0133               0.0075               0.0136               0.0295
  LESS DISTRIBUTIONS:
  Dividends from net investment income         (0.0133)             (0.0075)             (0.0136)             (0.0295)
  Net asset value, end of year                   $1.00                $1.00                $1.00                $1.00
  TOTAL RETURN++                                 1.34%                0.76%                1.37%                2.99%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000's)          $11,085,234          $12,093,316          $6,834,801           $7,873,470
  Ratio of operating expenses to average
    net assets(a)                                0.45%              0.45%(c)             0.45%(b)             0.45%(b)
  Ratio of net investment income/(loss)
    to average net assets                        1.33%                0.76%                1.37%                2.67%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements(a)                    0.52%                0.51%                0.51%                0.52%

                                               YEAR ENDED
  ADVISER CLASS SHARES                          03/31/01
  Net asset value, beginning of year              $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                   0.0603
  LESS DISTRIBUTIONS:
  Dividends from net investment income          (0.0603)
  Net asset value, end of year                    $1.00
  TOTAL RETURN++                                  6.20%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000's)           $5,939,163
  Ratio of operating expenses to average
    net assets(a)                                 0.45%
  Ratio of net investment income/(loss)
    to average net assets                         5.97%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements(a)                     0.52%

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
(a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
(b) The effect of interest expense on the operating expense ratio was less than 0.01%.
(c) The reimbursement from the investment adviser is included in the ratio of operating expenses to average net assets (with waivers). The effect of this reimbursement on the operating expense ratio (with waivers) was less than 0.01%.

COLUMBIA MONEY MARKET RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                              YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
  ADVISER CLASS SHARES                         03/31/05             03/31/04             03/31/03             03/31/02
  Net asset value, beginning of year             $1.00                $1.00                $1.00                $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                  0.0132               0.0073               0.0129               0.0286
  LESS DISTRIBUTIONS:
  Dividends from net investment income         (0.0132)             (0.0073)             (0.0129)             (0.0286)
  Net asset value, end of year                   $1.00                $1.00                $1.00                $1.00
  TOTAL RETURN++                                 1.32%                0.73%                1.31%                2.90%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000's)          $1,740,828           $1,791,613            $640,364             $967,747
  Ratio of operating expenses to average
    net assets(a)                                0.45%                0.45%              0.45%(b)               0.45%
  Ratio of net investment income/(loss)
    to average net assets                        1.34%                0.73%                1.29%                2.60%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements(a)                    0.52%                0.51%                0.51%                0.53%

                                               YEAR ENDED
  ADVISER CLASS SHARES                          03/31/01
  Net asset value, beginning of year              $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                   0.0600
  LESS DISTRIBUTIONS:
  Dividends from net investment income          (0.0600)
  Net asset value, end of year                    $1.00
  TOTAL RETURN++                                  6.17%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000's)            $622,177
  Ratio of operating expenses to average
    net assets(a)                               0.45%(b)
  Ratio of net investment income/(loss)
    to average net assets                         5.94%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements(a)                     0.52%

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
(a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
(b) The effect of interest expense on the operating expense ratio was less than 0.01%.

COLUMBIA TREASURY RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                              YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
  ADVISER CLASS SHARES                         03/31/05             03/31/04             03/31/03             03/31/02
  Net asset value, beginning of year             $1.00                $1.00                $1.00                $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                  0.0119               0.0068               0.0126               0.0277
  LESS DISTRIBUTIONS:
  Dividends from net investment income         (0.0119)             (0.0068)             (0.0126)             (0.0277)
  Net asset value, end of year                   $1.00                $1.00                $1.00                $1.00
  TOTAL RETURN++                                 1.20%                0.68%                1.26%                2.80%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000's)          $4,608,621           $4,019,140           $2,723,279           $2,568,691
  Ratio of operating expenses to average
    net assets(a)                                0.45%                0.45%                0.45%                0.45%
  Ratio of net investment income/(loss)
    to average net assets                        1.20%                0.69%                1.27%                2.56%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements(a)                    0.52%                0.51%                0.51%                0.52%

                                               YEAR ENDED
  ADVISER CLASS SHARES                          03/31/01
  Net asset value, beginning of year              $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                   0.0578
  LESS DISTRIBUTIONS:
  Dividends from net investment income          (0.0578)
  Net asset value, end of year                    $1.00
  TOTAL RETURN++                                  5.93%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000's)           $1,918,597
  Ratio of operating expenses to average
    net assets(a)                               0.45%(b)
  Ratio of net investment income/(loss)
    to average net assets                         5.74%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements(a)                     0.52%

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
(a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
(b) The effect of interest expense on the operating expense ratio was less than 0.01%.

COLUMBIA GOVERNMENT RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                              YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
  ADVISER CLASS SHARES                         03/31/05             03/31/04             03/31/03             03/31/02
  Net asset value, beginning of year             $1.00                $1.00                $1.00                $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                  0.0127               0.0070               0.0126               0.0278
  LESS DISTRIBUTIONS:
  Dividends from net investment income         (0.0127)             (0.0070)             (0.0126)             (0.0278)
  Net asset value, end of year                   $1.00                $1.00                $1.00                $1.00
  TOTAL RETURN++                                 1.28%                0.70%                1.27%                2.81%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000's)           $804,271            $1,104,735            $586,412             $794,855
  Ratio of operating expenses to average
    net assets(a)                                0.45%                0.45%                0.45%                0.45%
  Ratio of net investment income/(loss)
    to average net assets                        1.23%                0.71%                1.23%                2.45%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements(a)                    0.52%                0.51%                0.52%                0.53%

                                               YEAR ENDED
  ADVISER CLASS SHARES                          03/31/01
  Net asset value, beginning of year              $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                   0.0590
  LESS DISTRIBUTIONS:
  Dividends from net investment income          (0.0590)
  Net asset value, end of year                    $1.00
  TOTAL RETURN++                                  6.06%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000's)           $1,190,853
  Ratio of operating expenses to average
    net assets(a)                               0.45%(b)
  Ratio of net investment income/(loss)
    to average net assets                         5.81%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements(a)                     0.54%

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
(a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
(b) The effect of interest expense on the operating expense ratio was less than 0.01%.

COLUMBIA MUNICIPAL RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                              YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
  ADVISER CLASS SHARES                         03/31/05             03/31/04             03/31/03             03/31/02
  Net asset value, beginning of year             $1.00                $1.00                $1.00                $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                  0.0103               0.0064               0.0103               0.0190
  LESS DISTRIBUTIONS:
  Dividends from net investment income         (0.0103)             (0.0064)             (0.0103)             (0.0190)
  Net asset value, end of year                   $1.00                $1.00                $1.00                $1.00
  TOTAL RETURN++                                 1.03%                0.64%                1.03%                1.92%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000's)           $474,653             $506,550             $284,866             $158,556
  Ratio of operating expenses to average
    net assets                                   0.45%                0.45%                0.45%                0.45%
  Ratio of net investment income/(loss)
    to average net assets                        1.01%                0.63%                0.98%                1.78%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                       0.53%                0.52%                0.53%                0.55%

                                               YEAR ENDED
  ADVISER CLASS SHARES                          03/31/01
  Net asset value, beginning of year              $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                   0.0367
  LESS DISTRIBUTIONS:
  Dividends from net investment income          (0.0367)
  Net asset value, end of year                    $1.00
  TOTAL RETURN++                                  3.73%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000's)            $129,807
  Ratio of operating expenses to average
    net assets                                    0.45%
  Ratio of net investment income/(loss)
    to average net assets                         3.68%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                        0.54%

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

COLUMBIA TAX-EXEMPT RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                    YEAR ENDED                       YEAR ENDED
  ADVISER CLASS SHARES                               03/31/05                         03/31/04
  Net asset value, beginning of period                 $1.00                            $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                        0.0100                           0.0061
  LESS DISTRIBUTIONS:
  Dividends from net investment income               (0.0100)                         (0.0061)
  Net asset value, end of period                       $1.00                            $1.00
  TOTAL RETURN++                                       1.00%                            0.61%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)                $11,183                          $10,264
  Ratio of operating expenses to average
    net assets                                         0.45%                            0.45%
  Ratio of net investment income/(loss)
    to average net assets                              0.98%                            0.59%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                             0.53%                            0.52%

                                                    PERIOD ENDED
  ADVISER CLASS SHARES                                03/31/03*
  Net asset value, beginning of period                  $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                         0.0060
  LESS DISTRIBUTIONS:
  Dividends from net investment income                (0.0060)
  Net asset value, end of period                        $1.00
  TOTAL RETURN++                                        0.60%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)                 $9,661
  Ratio of operating expenses to average
    net assets                                         0.45%+
  Ratio of net investment income/(loss)
    to average net assets                              0.88%+
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                             0.53%+

* Columbia Tax-Exempt Reserves Adviser Class Shares commenced operations on August 9, 2002.
+ Annualized.
++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

COLUMBIA CALIFORNIA TAX-EXEMPT
RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                              YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
  ADVISER CLASS SHARES                         03/31/05             03/31/04             03/31/03             03/31/02
  Net asset value, beginning of period           $1.00                $1.00                $1.00                $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                  0.0098               0.0058               0.0091               0.0174
  LESS DISTRIBUTIONS:
  Dividends from net investment income         (0.0098)             (0.0058)             (0.0091)             (0.0174)
  Net asset value, end of period                 $1.00                $1.00                $1.00                $1.00
  TOTAL RETURN++                                 0.98%                0.59%                0.91%                1.75%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)         $593,136             $475,799             $502,135             $298,268
  Ratio of operating expenses to average
    net assets                                   0.45%                0.45%                0.45%                0.45%
  Ratio of net investment income/(loss)
    to average net assets                        1.01%                0.58%                0.90%                1.13%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                       0.53%                0.52%                0.52%                0.53%

                                               YEAR ENDED
  ADVISER CLASS SHARES                          03/31/01
  Net asset value, beginning of period            $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                   0.0308
  LESS DISTRIBUTIONS:
  Dividends from net investment income          (0.0308)
  Net asset value, end of period                  $1.00
  TOTAL RETURN++                                  3.12%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)          $318,737
  Ratio of operating expenses to average
    net assets                                    0.45%
  Ratio of net investment income/(loss)
    to average net assets                         3.08%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                        0.53%

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

COLUMBIA NEW YORK TAX-EXEMPT
RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                   PERIOD ENDED                     PERIOD ENDED
  ADVISER CLASS SHARES                              08/24/03***                      12/22/02**
  Net asset value, beginning of period                 $1.00                            $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                        0.0025                           0.0070
  LESS DISTRIBUTIONS:
  Dividends from net investment income               (0.0025)                         (0.0070)
  Net asset value, end of period                       $1.00                            $1.00
  TOTAL RETURN++                                       0.25%                            0.70%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)                 $--#                             $--#
  Ratio of operating expenses to average
    net assets                                        0.45%+                           0.38%+
  Ratio of net investment income/(loss)
    to average net assets                             0.68%+                           1.02%+
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                            1.23%+                           1.03%+

                                                    PERIOD ENDED
  ADVISER CLASS SHARES                                03/31/02*
  Net asset value, beginning of period                  $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                         0.0008
  LESS DISTRIBUTIONS:
  Dividends from net investment income                (0.0008)
  Net asset value, end of period                        $1.00
  TOTAL RETURN++                                        0.08%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)                   $1
  Ratio of operating expenses to average
    net assets                                         0.45%+
  Ratio of net investment income/(loss)
    to average net assets                              0.78%+
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                             4.76%+

* Columbia New York Tax-Exempt Reserves Adviser Class Shares commenced operations on February 15, 2002.
** Columbia New York Tax-Exempt Reserves Adviser Class Shares were fully redeemed on December 22, 2002.
*** Columbia New York Tax-Exempt Reserves Adviser Class Shares recommenced operations on April 14, 2003 and was fully redeemed on August 24, 2003.
+ Annualized.
++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
# Amount represents less than $500.

Additional hypothetical fees and expense information

The supplemental hypothetical investment information that follows provides additional information about the effect of the fees and expenses of each Fund, including investment advisory fees and other Fund costs, on the Funds' returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in the class of the Funds assuming a 5% return each year, the hypothetical year-end balance before fees and expenses and the cumulative return after fees and expenses. The charts also assume that the annual expense ratios stay the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratio used for each Fund, which is the same as that stated in the Annual Fund Operating Expenses tables, is reflected in the charts and is net of any contractual fee waiver or expense reimbursement. Your actual costs may be higher or lower.

COLUMBIA CASH RESERVES -- ADVISER CLASS SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT     ASSUMED RATE OF RETURN
              0.45%                            $10,000.00                             5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-  CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE    AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES       FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00             4.55%            $10,455.00      $ 46.02
       2           10.25%            $11,025.00             9.31%            $10,930.70      $ 48.12
       3           15.76%            $11,576.25            14.28%            $11,428.05      $ 50.31
       4           21.55%            $12,155.06            19.48%            $11,948.03      $ 52.60
       5           27.63%            $12,762.82            24.92%            $12,491.66      $ 54.99
       6           34.01%            $13,400.96            30.60%            $13,060.03      $ 57.49
       7           40.71%            $14,071.00            36.54%            $13,654.26      $ 60.11
       8           47.75%            $14,774.55            42.76%            $14,275.53      $ 62.84
       9           55.13%            $15,513.28            49.25%            $14,925.07      $ 65.70
      10           62.89%            $16,288.95            56.04%            $15,604.16      $ 68.69
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                        $ 5,604.16
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                          $566.87

COLUMBIA MONEY MARKET RESERVES -- ADVISER CLASS SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              0.45%                            $10,000.00                              5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-   CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE     AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES        FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00              4.55%            $10,455.00      $ 46.02
       2           10.25%            $11,025.00              9.31%            $10,930.70      $ 48.12
       3           15.76%            $11,576.25             14.28%            $11,428.05      $ 50.31
       4           21.55%            $12,155.06             19.48%            $11,948.03      $ 52.60
       5           27.63%            $12,762.82             24.92%            $12,491.66      $ 54.99
       6           34.01%            $13,400.96             30.60%            $13,060.03      $ 57.49
       7           40.71%            $14,071.00             36.54%            $13,654.26      $ 60.11
       8           47.75%            $14,774.55             42.76%            $14,275.53      $ 62.84
       9           55.13%            $15,513.28             49.25%            $14,925.07      $ 65.70
      10           62.89%            $16,288.95             56.04%            $15,604.16      $ 68.69
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                         $ 5,604.16
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                           $566.87

COLUMBIA TREASURY RESERVES -- ADVISER CLASS SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT     ASSUMED RATE OF RETURN
              0.45%                            $10,000.00                             5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-   CUMULATIVE RETURN  HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE    AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES        FEES AND EXPENSES       EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00             4.55%            $10,455.00      $ 46.02
       2           10.25%            $11,025.00             9.31%            $10,930.70      $ 48.12
       3           15.76%            $11,576.25            14.28%            $11,428.05      $ 50.31
       4           21.55%            $12,155.06            19.48%            $11,948.03      $ 52.60
       5           27.63%            $12,762.82            24.92%            $12,491.66      $ 54.99
       6           34.01%            $13,400.96            30.60%            $13,060.03      $ 57.49
       7           40.71%            $14,071.00            36.54%            $13,654.26      $ 60.11
       8           47.75%            $14,774.55            42.76%            $14,275.53      $ 62.84
       9           55.13%            $15,513.28            49.25%            $14,925.07      $ 65.70
      10           62.89%            $16,288.95            56.04%            $15,604.16      $ 68.69
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                        $ 5,604.16
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                          $566.87

COLUMBIA GOVERNMENT RESERVES -- ADVISER CLASS SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              0.45%                            $10,000.00                              5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-   CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE     AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES        FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00              4.55%            $10,455.00      $ 46.02
       2           10.25%            $11,025.00              9.31%            $10,930.70      $ 48.12
       3           15.76%            $11,576.25             14.28%            $11,428.05      $ 50.31
       4           21.55%            $12,155.06             19.48%            $11,948.03      $ 52.60
       5           27.63%            $12,762.82             24.92%            $12,491.66      $ 54.99
       6           34.01%            $13,400.96             30.60%            $13,060.03      $ 57.49
       7           40.71%            $14,071.00             36.54%            $13,654.26      $ 60.11
       8           47.75%            $14,774.55             42.76%            $14,275.53      $ 62.84
       9           55.13%            $15,513.28             49.25%            $14,925.07      $ 65.70
      10           62.89%            $16,288.95             56.04%            $15,604.16      $ 68.69
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                         $ 5,604.16
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                           $566.87

COLUMBIA MUNICIPAL RESERVES -- ADVISER CLASS SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT     ASSUMED RATE OF RETURN
              0.45%                            $10,000.00                             5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-   CUMULATIVE RETURN  HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE    AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES        FEES AND EXPENSES       EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00             4.55%            $10,455.00      $ 46.02
       2           10.25%            $11,025.00             9.31%            $10,930.70      $ 48.12
       3           15.76%            $11,576.25            14.28%            $11,428.05      $ 50.31
       4           21.55%            $12,155.06            19.48%            $11,948.03      $ 52.60
       5           27.63%            $12,762.82            24.92%            $12,491.66      $ 54.99
       6           34.01%            $13,400.96            30.60%            $13,060.03      $ 57.49
       7           40.71%            $14,071.00            36.54%            $13,654.26      $ 60.11
       8           47.75%            $14,774.55            42.76%            $14,275.53      $ 62.84
       9           55.13%            $15,513.28            49.25%            $14,925.07      $ 65.70
      10           62.89%            $16,288.95            56.04%            $15,604.16      $ 68.69
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                        $ 5,604.16
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                          $566.87

COLUMBIA TAX-EXEMPT RESERVES -- ADVISER CLASS SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              0.45%                            $10,000.00                              5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-   CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE     AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES        FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00              4.55%            $10,455.00      $ 46.02
       2           10.25%            $11,025.00              9.31%            $10,930.70      $ 48.12
       3           15.76%            $11,576.25             14.28%            $11,428.05      $ 50.31
       4           21.55%            $12,155.06             19.48%            $11,948.03      $ 52.60
       5           27.63%            $12,762.82             24.92%            $12,491.66      $ 54.99
       6           34.01%            $13,400.96             30.60%            $13,060.03      $ 57.49
       7           40.71%            $14,071.00             36.54%            $13,654.26      $ 60.11
       8           47.75%            $14,774.55             42.76%            $14,275.53      $ 62.84
       9           55.13%            $15,513.28             49.25%            $14,925.07      $ 65.70
      10           62.89%            $16,288.95             56.04%            $15,604.16      $ 68.69
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                         $ 5,604.16
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                           $566.87

COLUMBIA CALIFORNIA TAX-EXEMPT RESERVES -- ADVISER CLASS SHARES

      ANNUAL EXPENSE RATIO        INITIAL HYPOTHETICAL INVESTMENT AMOUNT       ASSUMED RATE OF RETURN
              0.45%                             $10,000.00                               5%
              CUMULATIVE RETURN   HYPOTHETICAL YEAR-    CUMULATIVE RETURN   HYPOTHETICAL YEAR-     ANNUAL
               BEFORE FEES AND    END BALANCE BEFORE     AFTER FEES AND      END BALANCE AFTER    FEES AND
     YEAR         EXPENSES         FEES AND EXPENSES        EXPENSES         FEES AND EXPENSES    EXPENSES
       1            5.00%             $10,500.00              4.55%             $10,455.00        $ 46.02
       2           10.25%             $11,025.00              9.31%             $10,930.70        $ 48.12
       3           15.76%             $11,576.25             14.28%             $11,428.05        $ 50.31
       4           21.55%             $12,155.06             19.48%             $11,948.03        $ 52.60
       5           27.63%             $12,762.82             24.92%             $12,491.66        $ 54.99
       6           34.01%             $13,400.96             30.60%             $13,060.03        $ 57.49
       7           40.71%             $14,071.00             36.54%             $13,654.26        $ 60.11
       8           47.75%             $14,774.55             42.76%             $14,275.53        $ 62.84
       9           55.13%             $15,513.28             49.25%             $14,925.07        $ 65.70
      10           62.89%             $16,288.95             56.04%             $15,604.16        $ 68.69
    TOTAL GAIN BEFORE FEES &
             EXPENSES                 $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                           $ 5,604.16
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                               $566.87

COLUMBIA NEW YORK TAX-EXEMPT RESERVES -- ADVISER CLASS SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              0.45%                            $10,000.00                              5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-   CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE     AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES        FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00              4.55%            $10,455.00      $ 46.02
       2           10.25%            $11,025.00              9.31%            $10,930.70      $ 48.12
       3           15.76%            $11,576.25             14.28%            $11,428.05      $ 50.31
       4           21.55%            $12,155.06             19.48%            $11,948.03      $ 52.60
       5           27.63%            $12,762.82             24.92%            $12,491.66      $ 54.99
       6           34.01%            $13,400.96             30.60%            $13,060.03      $ 57.49
       7           40.71%            $14,071.00             36.54%            $13,654.26      $ 60.11
       8           47.75%            $14,774.55             42.76%            $14,275.53      $ 62.84
       9           55.13%            $15,513.28             49.25%            $14,925.07      $ 65.70
      10           62.89%            $16,288.95             56.04%            $15,604.16      $ 68.69
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                         $ 5,604.16
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                           $566.87

--------------------------------------------------------------------------------

THIS GLOSSARY INCLUDES EXPLANATIONS OF THE IMPORTANT TERMS THAT MAY BE USED IN THIS PROSPECTUS. SOME OF THE TERMS EXPLAINED MAY APPLY TO COLUMBIA FUNDS NOT INCLUDED IN THIS PROSPECTUS.

--------------------------------------------------------------------------------


Terms used in this prospectus
(BOOK GRAPHIC)

80% POLICY -- Rule 35d-1 under the 1940 Act (the "Names Rule"), requires certain Funds to adopt an investment policy requiring that, under normal circumstances, at least 80% of its assets will be invested in the type of investment suggested by its name. In most cases, the Names Rule gives affected Funds the option to either (i) declare the 80% Policy a fundamental policy, which means it can only be changed by shareholder approval, or (ii) commit to provide notice to shareholders before changing the 80% Policy. In some cases, the Names Rule requires affected Funds to declare their 80% Policy a fundamental policy. The SAI identifies each Fund that has adopted an 80% Policy as a fundamental policy as well as each Fund that has committed to provide notice to shareholders before changing its 80% Policy.

AMORTIZED COST METHOD -- under Rule 2a-7 of the 1940 Act, the method of calculating an investment company's net asset value whereby portfolio securities are valued at the Fund's acquisition cost as adjusted for amortization of premium or accretion of discount rather than at their value based on current market factors.

AVERAGE DOLLAR-WEIGHTED MATURITY -- the average length of time until the debt securities held by a Fund reach maturity. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.

BANK OBLIGATION -- a money market instrument issued by a bank, including certificates of deposit, time deposits and bankers' acceptances.

CAPITAL GAIN OR LOSS -- the difference between the purchase price of a security and its selling price. You realize a capital gain when you sell a security for more than you paid for it. You realize a capital loss when you sell a security for less than you paid for it.

COMMERCIAL PAPER -- a short-term debt security issued by banks, corporations, municipalities and other borrowers.

COMMON STOCK -- a security that represents part equity ownership in a company. Common stock typically allows you to vote at shareholder meetings and to share in the company's profits by receiving dividends.

DEBT SECURITY -- when you invest in a debt security, you are typically lending your money to a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as U.S. Treasury obligations and commercial paper. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

EQUITY SECURITY -- an investment that gives you an equity ownership right in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.

FIRST-TIER SECURITY -- under Rule 2a-7 of the 1940 Act, a debt security that is an eligible investment for money market funds and has received a rating in the highest short-term rating category from a nationally recognized statistical rating organization (NRSRO) or if unrated, is determined by the fund's portfolio management team to be of comparable quality, or is a money market fund issued by a registered investment company, or is a government security.

FIXED INCOME SECURITY -- an intermediate to long-term debt security that matures in more than one year.

GUARANTEED INVESTMENT CONTRACT -- an investment instrument issued by a rated insurance company in return for a payment by an investor.

HIGH QUALITY -- includes municipal securities that are rated in the top two highest short-term debt categories according to an NRSRO such as Standard & Poor's Corporation or Moody's Investors Service, Inc. The portfolio management team may consider an unrated municipal security if it is determined to be of comparable quality, based upon guidelines approved by the Fund's Board. Please see the SAI for more information about credit ratings.

INSTRUMENTALITY -- an instrumentality of the U.S. government is a government agency organized under federal charter with government supervision.

LIQUIDITY -- a measurement of how easily a security can be bought or sold at a price that is close to its market value.

MONEY MARKET INSTRUMENT -- a short-term debt security that is considered to mature in 13 months or less. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and certain municipal securities. For Columbia Treasury Reserves and Columbia Government Reserves, money market instruments do not include either commercial paper or municipal securities.

MUNICIPAL SECURITY (OBLIGATION) -- a debt security issued by state or local governments or governmental authorities to pay for public projects and services. "General obligations" are typically backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income from these securities is exempt from federal income taxes and is generally exempt from state taxes if you live in the state that issued the security. If you live in the municipality that issued the security, interest income may also be exempt from local taxes.

NON-DIVERSIFIED -- a fund that holds securities of fewer issuers or kinds of issuers than other kinds of funds. Non-diversified funds tend to have greater price swings than more diversified funds because events affecting one or more of its securities may have a disproportionately large effect on the fund.

PARTICIPATION -- a pass-through certificate representing a share in a pool of debt obligations or other instruments.

PASS-THROUGH CERTIFICATE -- securitized mortgages or other debt securities with interest and principal paid by a servicing intermediary shortly after interest payments are received from borrowers.

PRIVATE ACTIVITY BOND -- a municipal security that is used to finance private projects or other projects that aren't qualified for tax purposes. Interest on private activity bonds is generally taxable, unless it is specifically exempted, or may be treated as a tax preference item for federal alternative minimum tax purposes.

REPURCHASE AGREEMENT -- a short-term (often overnight) investment arrangement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return.

REVERSE REPURCHASE AGREEMENT -- a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price.

SECOND-TIER SECURITY -- under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds, but is not a first-tier security.

SETTLEMENT DATE -- the date on which an order is settled either by payment or delivery of securities.

SPECIAL PURPOSE ISSUER -- an entity organized solely to issue asset-backed securities on a pool of assets it owns.

TRADE DATE -- the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

U.S. GOVERNMENT OBLIGATIONS -- a wide range of debt securities that include U.S. Treasury obligations, securities issued or guaranteed by various agencies of the U.S. government, or by various instrumentalities which have been established or sponsored by the U.S. government. Securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. government.

U.S. TREASURY OBLIGATION -- a debt security issued or guaranteed by the U.S. Treasury. U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. government.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

COLUMBIA MANAGEMENT.



Where to find more information

You'll find more information about Columbia Money Market Funds in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS

The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the independent registered public accounting firm's reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the period covered.

STATEMENT OF ADDITIONAL INFORMATION

The SAI contains additional information about the Funds and their policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.

You can obtain a free copy of these documents, request other information about the Funds and make shareholder inquiries by contacting Columbia Funds:

By telephone:
1.800.353.0828 (Institutional Investors)
1.800.345.6611 (Individual Investors)

By mail:
COLUMBIA FUNDS
C/O COLUMBIA FUNDS SERVICES
P.O. BOX 8081
BOSTON, MA 02266-8081

On the Internet:
WWW.COLUMBIAFUNDS.COM

Information about the Funds can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.



SEC file number: 811-09645                                       AD-AD-0144B
Columbia Funds Series Trust




PRO-36/90251-0905

COLUMBIA MANAGEMENT.



                             Money Market Funds

                             Prospectus -- Class B and C Shares

                             December 30, 2005




                             Columbia Cash Reserves
                             (formerly, Nations Cash Reserves)

                             Columbia Money Market Reserves
                             (formerly, Nations Money Market Reserves)

                             Columbia Treasury Reserves
                             (formerly, Nations Treasury Reserves)

                             Columbia Government Reserves
                             (formerly, Nations Government Reserves)

                             Columbia Municipal Reserves
                             (formerly, Nations Municipal Reserves)

                             Columbia Tax-Exempt Reserves
                             (formerly, Nations Tax-Exempt Reserves)

                             Columbia California Tax-Exempt Reserves
                             (formerly, Nations California Tax-Exempt Reserves)

                             Columbia New York Tax-Exempt Reserves
                             (formerly, Nations New York Tax-Exempt Reserves)







                             THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE.

                             ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.





                     MAY LOSE VALUE
NOT FDIC-INSURED   NO BANK GUARANTEE

AN OVERVIEW OF THE FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TERMS USED IN THIS PROSPECTUS

IN THIS PROSPECTUS, WE, US AND OUR REFER TO THE COLUMBIA FUNDS FAMILY (COLUMBIA FUNDS OR COLUMBIA FUNDS FAMILY). SOME OTHER IMPORTANT TERMS WE'VE USED MAY BE NEW TO YOU. THESE ARE PRINTED IN ITALICS WHERE THEY FIRST APPEAR IN A SECTION AND ARE DESCRIBED IN TERMS USED IN THIS PROSPECTUS.




 YOU'LL FIND TERMS USED IN THIS PROSPECTUS ON PAGE 82.

YOUR INVESTMENT IN THESE FUNDS IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, N.A. (BANK OF AMERICA), THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. YOUR INVESTMENT MAY LOSE MONEY.

AFFILIATES OF BANK OF AMERICA ARE PAID FOR THE SERVICES THEY PROVIDE TO THE
FUNDS.

--------------------------------------------------------------------------------

This booklet, which is called a prospectus, tells you about some Columbia Money Market Funds. Please read it carefully, because it contains information that's designed to help you make informed investment decisions.

This prospectus offers Class B and Class C shares of the Funds. These classes of shares are designed primarily as exchange classes for holders of Columbia Funds non-money market funds. In addition, they may be used in connection with Columbia Funds Automated Dollar Cost Averaging Feature. Please turn to BUYING, SELLING AND EXCHANGING SHARES for more information about buying, selling and exchanging these classes of shares.

ABOUT THE FUNDS

The Money Market Funds seek to provide income while protecting the principal of your original investment by investing in money market instruments.

Money market instruments include short-term debt securities that are U.S. government issued or guaranteed or have relatively low risk. Your original investment and your return aren't guaranteed, however, and returns will vary as short-term interest rates change. Over time, the return on money market funds may be lower than the return on other kinds of mutual funds or investments.

ARE THESE FUNDS RIGHT FOR YOU?

Not every Fund is right for every investor. When you're choosing a Fund to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.

The Money Market Funds may be suitable for you if:

  - you're looking for a relatively low risk investment with stability of principal

  - you have short-term income needs

They may not be suitable for you if:

  - you're looking for higher returns and are prepared to assume a higher level of investment risk

  - you're more comfortable with bank deposits that are FDIC-insured

You'll find a discussion of each Fund's investment objective, principal investment strategies and principal risks in the Fund descriptions that start on page 4.

FOR MORE INFORMATION

If you have any questions about the Funds, please call us at 1.800.345.6611 or contact your investment professional.

You'll find more information about the Funds in the Statement of Additional Information (SAI). The SAI includes more detailed information about each Fund's investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.

WHAT'S INSIDE
--------------------------------------------------------------------------------

About the Funds
(FILE FOLDER GRAPHIC)

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
ADVISORS, LLC

COLUMBIA MANAGEMENT ADVISORS, LLC (THE ADVISER) IS THE INVESTMENT ADVISER TO EACH OF THE FUNDS. THE ADVISER IS RESPONSIBLE FOR THE OVERALL MANAGEMENT AND SUPERVISION OF THE INVESTMENT MANAGEMENT OF EACH FUND.




 YOU'LL FIND MORE ABOUT THE ADVISER STARTING ON PAGE 44.

--------------------------------------------------------------------------------


COLUMBIA CASH RESERVES                                           4
------------------------------------------------------------------
COLUMBIA MONEY MARKET RESERVES                                   8
------------------------------------------------------------------
COLUMBIA TREASURY RESERVES                                      12
------------------------------------------------------------------
COLUMBIA GOVERNMENT RESERVES                                    17
------------------------------------------------------------------
COLUMBIA MUNICIPAL RESERVES                                     22
------------------------------------------------------------------
COLUMBIA TAX-EXEMPT RESERVES                                    27
------------------------------------------------------------------
COLUMBIA CALIFORNIA TAX-EXEMPT RESERVES                         32
------------------------------------------------------------------
COLUMBIA NEW YORK TAX-EXEMPT RESERVES                           37
------------------------------------------------------------------
OTHER IMPORTANT INFORMATION                                     42
------------------------------------------------------------------
HOW THE FUNDS ARE MANAGED                                       44

About your investment
(DOLLAR SIGN GRAPHIC)

INFORMATION FOR INVESTORS
  Choosing a share class                                        46
     About Class B shares                                       47
        Contingent deferred sales charge                        47
     About Class C shares                                       48
        Contingent deferred sales charge                        48
     When you might not have to pay a CDSC                      49
  Buying, selling and exchanging shares                         51
     How orders are processed                                   53
  How selling and servicing agents are paid                     60
  Distributions and taxes                                       62
  Legal matters                                                 65
------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                            66
------------------------------------------------------------------
ADDITIONAL HYPOTHETICAL FEES AND EXPENSE INFORMATION            74
------------------------------------------------------------------
TERMS USED IN THIS PROSPECTUS                                   83
------------------------------------------------------------------
WHERE TO FIND MORE INFORMATION                          BACK COVER

COLUMBIA CASH RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 44.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

THE FUND IS LISTED ON THE NATIONAL ASSOCIATION OF INSURANCE COMMISSIONERS' APPROVED LIST OF MONEY MARKET MUTUAL FUNDS.

FIRST-TIER SECURITIES

A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN A RATING IN THE HIGHEST CREDIT RATING CATEGORY BY A NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATION (NRSRO) OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. These securities include primarily:

  - commercial paper

  - bank obligations

  - short-term debt securities, including instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or instruments backed by, the securities and other assets owned by these issuers

  - short-term taxable municipal securities

  - repurchase agreements secured by first-tier securities, U.S. government obligations or U.S. Treasury obligations

The Fund may also invest in other money market funds, consistent with its investment objective and strategies. When the portfolio management team believes market conditions warrant, the Fund may invest more than 25% of its assets in U.S. dollar denominated bank obligations, including obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------




 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia Cash Reserves has the following risks:

      - INVESTMENT STRATEGY RISK -- Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.345.6611. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Class B shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               2000     2001     2002     2003     2004
               ----     ----     ----     ----     ----
               5.31%    3.08%    0.70%    0.25%    0.37%



              *Year-to-date return as of June 30, 2005: 0.73%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 3RD QUARTER 2000:          1.38%
         WORST: 2ND QUARTER 2004:         0.06%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                                              LIFE OF
                                                           1 YEAR   5 YEARS    FUND*
         CLASS B SHARES                                    0.37%     1.92%     2.04%



         CLASS C SHARES                                    0.37%     1.92%     2.04%

      *THE INCEPTION DATES OF CLASS B SHARES AND CLASS C SHARES ARE OCTOBER 4,
       1999 AND OCTOBER 5, 1999, RESPECTIVELY.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Class B and C shares can be found in the section ADDITIONAL
                   HYPOTHETICAL FEES AND EXPENSE INFORMATION following the FINANCIAL HIGHLIGHTS.

         SHAREHOLDER FEES                                        Class B   Class C
         (Fees paid directly from your investment)               Shares    Shares
         Maximum sales charge (load) imposed on purchases          N/A       N/A



         Maximum deferred sales charge (load) as a % of the
         lower of the original purchase price or net asset
         value                                                     5.00%(1)   1.00%(2)



         ANNUAL FUND OPERATING EXPENSES(3)
         (Expenses that are deducted from the Fund's assets)



         Management fees(4)                                        0.25%     0.25%



         Distribution (12b-1) and shareholder servicing and
         administration fees                                       1.10%     1.10%



         Other expenses                                            0.02%     0.02%
                                                                    ----      ----



         Total annual Fund operating expenses                      1.37%     1.37%



         Fee waivers and/or reimbursements                       (0.07)%   (0.07)%
                                                                   -----     -----



         Total net expenses(5)                                     1.30%     1.30%
                                                                    ====      ====

      (1)This charge decreases over time. Please see CHOOSING A SHARE
         CLASS -- ABOUT CLASS B SHARES -- CONTINGENT DEFERRED SALES CHARGE for details.

      (2)This charge applies to investors who buy Class C shares and sell them within one year of buying them. Please see CHOOSING A SHARE
         CLASS -- ABOUT CLASS C SHARES -- CONTINGENT DEFERRED SALES CHARGE for details.

      (3)The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (4)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (5)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these limitations will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitations in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Class B or Class C shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         CLASS B SHARES                          $632     $727      $943      $1,462



         CLASS C SHARES                          $232     $427      $743      $1,640

      If you bought Class B or Class C shares, you would pay the following expenses if you didn't sell your shares:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         CLASS B SHARES                          $132     $427      $743      $1,462



         CLASS C SHARES                          $132     $427      $743      $1,640

COLUMBIA MONEY MARKET RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 44.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

THE FUND IS LISTED ON THE NATIONAL ASSOCIATION OF INSURANCE COMMISSIONERS' APPROVED LIST OF MONEY MARKET MUTUAL FUNDS.

FIRST-TIER SECURITIES

A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN A RATING IN THE HIGHEST CREDIT RATING CATEGORY BY AN NRSRO OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. These securities include primarily:

  - commercial paper

  - bank obligations

  - short-term debt securities, including instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or instruments backed by, the securities and other assets owned by these issuers

  - short-term taxable municipal securities

  - repurchase agreements secured by first-tier securities, U.S. government obligations or U.S. Treasury obligations

The Fund may also invest in other money market funds, consistent with its investment objective and strategies. When the portfolio management team believes market conditions warrant, the Fund may invest more than 25% of its assets in U.S. dollar denominated bank obligations, including obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------






 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia Money Market Reserves has the following risks:

      - INVESTMENT STRATEGY RISK -- Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.345.6611. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Class B shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               2000     2001     2002     2003     2004
               ----     ----     ----     ----     ----
               5.30%    3.01%    0.63%    0.25%    0.37%



              *Year-to-date return as of June 30, 2005: 0.72%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 4TH QUARTER 2000:                     1.37%
         WORST: 2ND QUARTER 2004:                    0.06%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                                              LIFE OF
                                                           1 YEAR   5 YEARS    FUND*
         CLASS B SHARES                                    0.37%     1.89%     2.02%



         CLASS C SHARES                                    0.37%       N/A     1.26%

      *THE INCEPTION DATE OF CLASS B SHARES AND CLASS C SHARES ARE OCTOBER 5,
       1999 AND JANUARY 6, 2000, RESPECTIVELY.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Class B and C shares can be found in the section ADDITIONAL
                   HYPOTHETICAL FEES AND EXPENSE INFORMATION following the FINANCIAL HIGHLIGHTS.

         SHAREHOLDER FEE                                         Class B   Class C
         (Fees paid directly from your investment)               Shares    Shares
         Maximum sales charge (load) imposed on purchases          N/A       N/A



         Maximum deferred sales charge (load) as a % of the
         lower of the original purchase price or net asset
         value                                                     5.00%(1)   1.00%(2)



         ANNUAL FUND OPERATING EXPENSES(3)
         (Expenses that are deducted from the Fund's assets)



         Management fees(4)                                        0.25%     0.25%



         Distribution (12b-1) and shareholder servicing and
         administration fees                                       1.10%     1.10%



         Other expenses                                            0.02%     0.02%
                                                                    ----      ----



         Total annual Fund operating expenses                      1.37%     1.37%



         Fee waivers and/or reimbursements                       (0.07)%   (0.07)%
                                                                   -----     -----



         Total net expenses(5)                                     1.30%     1.30%
                                                                    ====      ====

      (1)This charge decreases over time. Please see CHOOSING A SHARE
         CLASS -- ABOUT CLASS B SHARES -- CONTINGENT DEFERRED SALES CHARGE for details.

      (2)This charge applies to investors who buy Class C shares and sell them within one year of buying them. Please see CHOOSING A SHARE
         CLASS -- ABOUT CLASS C SHARES -- CONTINGENT DEFERRED SALES CHARGE for details.

      (3)The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (4)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (5)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these limitations will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitations in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Class B or Class C shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         CLASS B SHARES                          $632     $727      $943      $1,462



         CLASS C SHARES                          $232     $427      $743      $1,640

      If you bought Class B or Class C shares, you would pay the following expenses if you didn't sell your shares:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         CLASS B SHARES                          $132     $427      $743      $1,462



         CLASS C SHARES                          $132     $427      $743      $1,640

COLUMBIA TREASURY RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 44.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

THE FUND IS LISTED ON THE NATIONAL ASSOCIATION OF INSURANCE COMMISSIONERS' APPROVED LIST OF MONEY MARKET MUTUAL FUNDS.

FIRST-TIER SECURITIES

A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN A RATING IN THE HIGHEST CREDIT RATING CATEGORY BY AN NRSRO OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less. Under normal circumstances, the Fund will invest at least 80% of its assets in U.S. Treasury obligations, and repurchase agreements secured by U.S. Treasury obligations.

THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. These securities include primarily:

  - U.S. Treasury obligations

  - repurchase agreements and reverse repurchase agreements secured by U.S. Treasury obligations and U.S. government obligations

  - obligations whose principal and interest are backed by the U.S. government

The Fund may invest in other money market funds that invest in these instruments, consistent with its investment objective and strategies.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------






 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia Treasury Reserves has the following risks:

      - INVESTMENT STRATEGY RISK -- Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      - TAX CONSIDERATIONS -- The distributions paid by the Fund generally come from interest on U.S. government and U.S. Treasury obligations, which may be free from state income tax, but will be subject to federal income tax and may be subject to other state and local taxes. Any portion of a distribution that comes from income paid on other kinds of securities or from realized capital gains generally is subject to federal, state and local taxes. You should consult with your own tax adviser to determine the tax consequences to you of investing in the Fund.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.345.6611. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Class B shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               2000     2001     2002     2003     2004
               ----     ----     ----     ----     ----
               5.04%    2.85%    0.61%    0.25%    0.33%



              *Year-to-date return as of June 30, 2005: 0.63%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 4TH QUARTER 2000:          1.33%
         WORST: 3RD QUARTER 2004:         0.06%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                                              LIFE OF
                                                           1 YEAR   5 YEARS    FUND*
         CLASS B SHARES                                    0.33%    1.80%     1.89%
         CLASS C SHARES                                      N/A*     N/A*      N/A*

      *THE INCEPTION DATES OF CLASS B SHARES AND CLASS C SHARES ARE OCTOBER 15,
       1999 AND JULY 16, 2002, RESPECTIVELY. FROM JULY 23, 2003 TO DECEMBER 31, 2004 PERFORMANCE COULD NOT BE CALCULATED FOR CLASS C SHARES DUE TO NOMINAL ASSET LEVELS.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Class B and C shares can be found in the section ADDITIONAL
                   HYPOTHETICAL FEES AND EXPENSE INFORMATION following the FINANCIAL HIGHLIGHTS.

         SHAREHOLDER FEES                                        Class B   Class C
         (Fees paid directly from your investment)               Shares    Shares
         Maximum sales charge (load) imposed on purchases          N/A       N/A



         Maximum deferred sales charge (load)                      5.00%(1)   1.00%(2)



         ANNUAL FUND OPERATING EXPENSES(3)



         (Expenses that are deducted from the Fund's assets)



         Management fees(4)                                        0.25%     0.25%



         Distribution (12b-1) and shareholder servicing and
         administration fees                                       1.10%     1.10%



         Other expenses                                            0.02%     0.02%
                                                                    ----      ----



         Total annual Fund operating expenses                      1.37%     1.37%



         Fee waivers and/or reimbursements                       (0.07)%   (0.07)%
                                                                   -----     -----



         Total net expenses(5)                                     1.30%     1.30%
                                                                    ====      ====

      (1)This charge decreases over time. Please see CHOOSING A SHARE
         CLASS -- ABOUT CLASS B SHARES -- CONTINGENT DEFERRED SALES CHARGE for details.

      (2)This charge applies to investors who buy Class C shares and sell them within one year of buying them. Please see CHOOSING A SHARE
         CLASS -- ABOUT CLASS C SHARES -- CONTINGENT DEFERRED SALES CHARGE for details.

      (3)The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (4)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (5)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these limitations will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitations in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Class B or Class C shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         CLASS B SHARES                          $632     $727      $943      $1,462



         CLASS C SHARES                          $232     $427      $743      $1,640

      If you bought Class B or Class C Shares, you would pay the following expenses if you didn't sell your Shares:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         CLASS B SHARES                          $132     $427      $743      $1,462



         CLASS C SHARES                          $132     $427      $743      $1,640

COLUMBIA GOVERNMENT RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 44.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

THE FUND IS LISTED ON THE NATIONAL ASSOCIATION OF INSURANCE COMMISSIONERS' APPROVED LIST OF MONEY MARKET MUTUAL FUNDS.

FIRST-TIER SECURITIES

A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN A RATING IN THE HIGHEST CREDIT RATING CATEGORY BY AN NRSRO OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less. Under normal circumstances, the Fund will invest at least 80% of its assets in U.S.
                   government obligations.

THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. These securities include primarily U.S. government obligations and U.S. Treasury obligations, the interest on which is generally free from state income tax.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------




 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH)       PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
                   Columbia Government Reserves has the following risks:

      - INVESTMENT STRATEGY RISK -- Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      - TAX CONSIDERATIONS -- The distributions paid by the Fund generally come from interest on U.S. government and U.S. Treasury obligations, which may be free from state income tax, but will be subject to federal income tax and may be subject to other state and local taxes. Any portion of a distribution that comes from income paid on other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes. You should consult with your own tax adviser to determine the tax consequences to you of investing in the Fund.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.345.6611. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Class B shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               2000     2001     2002     2003     2004
               ----     ----     ----     ----     ----
               5.17%    2.93%    0.56%    0.25%    0.35%



              *Year-to-date return as of June 30, 2005: 0.68%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 4TH QUARTER 2000:                1.34%
         WORST: 2ND QUARTER 2004:               0.06%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                                             LIFE OF
                                                          1 YEAR   5 YEARS    FUND*
         CLASS B SHARES                                   0.35%     1.83%     1.92%
         CLASS C SHARES                                     N/A*      N/A*      N/A*

      *THE INCEPTION DATES OF CLASS B SHARES AND CLASS C SHARES ARE NOVEMBER 2,
       1999 AND DECEMBER 21, 1999, RESPECTIVELY. FROM JANUARY 6, 2003 TO DECEMBER 31, 2004 PERFORMANCE COULD NOT BE CALCULATED FOR CLASS C SHARES DUE TO NOMINAL ASSET LEVELS.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Class B and C shares can be found in the section ADDITIONAL
                   HYPOTHETICAL FEES AND EXPENSE INFORMATION following the FINANCIAL HIGHLIGHTS.

         SHAREHOLDER FEES                                        Class B   Class C
         (Fees paid directly from your investment)               Shares    Shares
         Maximum sales charge (load) imposed on purchases          N/A       N/A



         Maximum deferred sales charge (load)                      5.00%(1)   1.00%(2)



         ANNUAL FUND OPERATING EXPENSES(3)



         (Expenses that are deducted from the Fund's assets)



         Management fees(4)                                        0.25%     0.25%



         Distribution (12b-1) and shareholder servicing and
         administration fees                                       1.10%     1.10%



         Other expenses                                            0.02%     0.02%
                                                                    ----      ----



         Total annual Fund operating expenses                      1.37%     1.37%



         Fee waivers and/or reimbursements                       (0.07)%   (0.07)%
                                                                   -----     -----



         Total net expenses(5)                                     1.30%     1.30%
                                                                    ====      ====

      (1)This charge decreases over time. Please see CHOOSING A SHARE
         CLASS -- ABOUT CLASS B SHARES -- CONTINGENT DEFERRED SALES CHARGE for details.

      (2)This charge applies to investors who buy Class C shares and sell them within one year of buying them. Please see CHOOSING A SHARE
         CLASS -- ABOUT CLASS C SHARES -- CONTINGENT DEFERRED SALES CHARGE for details.

      (3)The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (4)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (5)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these limitations will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitations in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Class B or Class C shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         CLASS B SHARES                          $632     $727      $943      $1,462



         CLASS C SHARES                          $232     $427      $743      $1,640

      If you bought Class B or Class C shares, you would pay the following expenses if you didn't sell your shares:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         CLASS B SHARES                          $132     $427      $743      $1,462



         CLASS C SHARES                          $132     $427      $743      $1,640

COLUMBIA MUNICIPAL RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 44.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

FIRST-TIER SECURITIES

A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN A RATING IN THE HIGHEST CREDIT RATING CATEGORY BY AN NRSRO OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from federal income taxes.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. Under normal circumstances, the Fund will invest at least 80% of its assets in securities that pay interest exempt from federal income tax, other than the federal alternative minimum tax. The Fund invests in municipal securities that, at the time of investment, are considered by the portfolio management team to have minimal credit risk and to be of high quality.

The Fund may invest all or any portion of its assets in municipal securities that finance private projects, called private activity bonds.

The Fund may also invest in instruments issued by certain trusts or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issuance of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------






 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia Municipal Reserves has the following risks:

      - INVESTMENT STRATEGY RISK -- Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      - HOLDING CASH -- The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the portfolio management team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.

      - TAX CONSIDERATIONS -- The distributions paid by the Fund generally come from interest on municipal obligations, which, in turn, generally are free from federal income tax, but may be subject to the federal alternative minimum tax and state, local and other taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains generally is subject to federal, state, local and other taxes. Shares of Columbia Municipal Reserves would not be suitable investments for tax-advantaged accounts or tax-exempt investors. We generally rely on opinions of the issuer's bond counsel that interest on a bond will be exempt from applicable taxes. Tax authorities are paying increased attention to whether such interest is exempt, and we can't assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.345.6611. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Class B shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               2000     2001     2002     2003     2004
               ----     ----     ----     ----     ----
               2.90%    1.56%    0.51%    0.22%    0.21%



              *Year-to-date return as of June 30, 2005: 0.44%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 4TH QUARTER 2000:             0.78%
         WORST: 2ND QUARTER 2004:            0.04%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                                              LIFE OF
                                                           1 YEAR   5 YEARS    FUND*
         CLASS B SHARES                                    0.21%     1.07%    1.08%



         CLASS C SHARES                                    0.21%     N/A*     0.30%

      *THE INCEPTION DATES OF CLASS B SHARES AND CLASS C SHARES ARE DECEMBER 27,
       1999 AND MARCH 28, 2002, RESPECTIVELY.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Class B and C shares can be found in the section ADDITIONAL
                   HYPOTHETICAL FEES AND EXPENSE INFORMATION following the FINANCIAL HIGHLIGHTS.

         SHAREHOLDER FEES                                        Class B   Class C
         (Fees paid directly from your investment)               Shares    Shares
         Maximum sales charge (load) imposed on purchases          N/A       N/A



         Maximum deferred sales charge (load)                     5.00%(1)  1.00%(2)



         ANNUAL FUND OPERATING EXPENSES(3)



         (Expenses that are deducted from the Fund's assets)



         Management fees(4)                                       0.25%     0.25%



         Distribution (12b-1) and shareholder servicing and
         administration fees                                      1.10%     1.10%



         Other expenses                                           0.03%     0.03%
                                                                   -----     -----



         Total annual Fund operating expenses                     1.38%     1.38%



         Fee waivers and/or reimbursements                       (0.08)%   (0.08)%
                                                                 -------   -------



                                                                  1.30%     1.30%
         Total net expenses(5)                                     =====     =====

      (1)This charge decreases over time. Please see CHOOSING A SHARE
         CLASS -- ABOUT CLASS B SHARES -- CONTINGENT DEFERRED SALES CHARGE for details.

      (2)This charge applies to investors who buy Class C shares and sell them within one year of buying them. Please see CHOOSING A SHARE
         CLASS -- ABOUT CLASS C SHARES -- CONTINGENT DEFERRED SALES CHARGE for details.

      (3)The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (4)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (5)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these limitations will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitations in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Class B or Class C shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         CLASS B SHARES                          $632     $729      $948      $1,473



         CLASS C SHARES                          $232     $429      $748      $1,650

      If you bought Class B or Class C shares, you would pay the following expenses if you didn't sell your shares:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         CLASS B SHARES                          $132     $429      $748      $1,473



         CLASS C SHARES                          $132     $429      $748      $1,650

COLUMBIA TAX-EXEMPT RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 44.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

FIRST-TIER SECURITIES

A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN A RATING IN THE HIGHEST CREDIT RATING CATEGORY BY AN NRSRO OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from federal income taxes.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. The Fund normally invests all of its assets in municipal securities which pay interest that is free from federal income and alternative minimum taxes. The Fund invests in municipal securities that, at the time of investment, are considered by the portfolio management team to have minimal credit risk and to be of high quality.

The Fund may also invest in instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issuance of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------






 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia Tax-Exempt Reserves has the following risks:

      - INVESTMENT STRATEGY RISK -- Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      - HOLDING CASH -- The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the portfolio management team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.

      - TAX CONSIDERATIONS -- The distributions paid by the Fund generally come from interest on municipal obligations, which, in turn, generally are free from federal income and alternative minimum taxes, but may be subject to state, local and other taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains generally is subject to federal, state and local taxes. Shares of Columbia Tax-Exempt Reserves would not be suitable investments for tax-advantaged accounts or tax-exempt investors. We generally rely on opinions of the issuer's bond counsel that interest on a bond will be exempt from applicable taxes. Tax authorities are paying increased attention to whether such interest is exempt, and we can't assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

SINCE CLASS B SHARES AND CLASS C SHARES OF THE FUND DID NOT HAVE ANY ASSETS AS OF DECEMBER 31, 2004, THE RETURNS SHOWN ARE FOR A CLASS NOT OFFERED IN THIS PROSPECTUS. THE DAILY CLASS SHARES HAVE SIMILAR ANNUAL RETURNS BECAUSE THE SHARES ARE INVESTED IN THE SAME PORTFOLIO OF SECURITIES AND DIFFER ONLY TO THE EXTENT THAT THE CLASSES DO NOT HAVE THE SAME EXPENSES.

THE INFORMATION ABOUT THE PERFORMANCE FOR THE PERIOD PRIOR TO MAY 10, 2002, REFLECTS PERFORMANCE INFORMATION FOR A PREDECESSOR FUND WHICH WAS REORGANIZED INTO THE FUND ON MAY 10, 2002. THE PREDECESSOR FUND HAD AN IDENTICAL INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.345.6611. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*
      The bar chart shows you how the performance of the Fund's Daily Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               1996     1997     1998     1999     2000     2001     2002     2003     2004
               ----     ----     ----     ----     ----     ----     ----     ----     ----
               2.72%    2.97%    2.77%    2.58%    3.42%    2.06%    0.70%    0.33%    0.43%



              *Year-to-date return as of June 30, 2005: 0.67%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 4TH QUARTER 2000:                  0.91%
         WORST: 1ST QUARTER 2004:                 0.05%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                                              LIFE OF
                                                           1 YEAR   5 YEARS    FUND*
         DAILY SHARES                                      0.43%     1.38%     2.11%

      *THE INCEPTION DATE OF DAILY CLASS SHARES IS FEBRUARY 10, 1995.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Class B and C shares can be found in the section ADDITIONAL
                   HYPOTHETICAL FEES AND EXPENSE INFORMATION following the FINANCIAL HIGHLIGHTS.

         SHAREHOLDER FEES                                        Class B   Class C
         (Fees paid directly from your investment)               Shares    Shares
         Maximum sales charge (load) imposed on purchases          N/A       N/A



         Maximum deferred sales charge (load)                      5.00%(1)   1.00%(2)



         ANNUAL FUND OPERATING EXPENSES(3)
         (Expenses that are deducted from the Fund's assets)



         Management fees(4)                                        0.25%     0.25%



         Distribution (12b-1) and shareholder servicing and
         administration fees                                       1.10%     1.10%



         Other expenses                                            0.03%     0.03%
                                                                    ----      ----



         Total annual Fund operating expenses                      1.38%     1.38%



         Fee waivers and/or reimbursements                       (0.08)%   (0.08)%
                                                                   -----     -----



         Total net expenses(5)                                     1.30%     1.30%
                                                                    ====      ====

      (1)This charge decreases over time. Please see CHOOSING A SHARE
         CLASS -- ABOUT CLASS B SHARES -- CONTINGENT DEFERRED SALES CHARGE for details.

      (2)This charge applies to investors who buy Class C shares and sell them within one year of buying them. Please see CHOOSING A SHARE
         CLASS -- ABOUT CLASS C SHARES -- CONTINGENT DEFERRED SALES CHARGE for details.

      (3)The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (4)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (5)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figures shown here are after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Class B or Class C shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         CLASS B SHARES                          $632     $729      $948      $1,473



         CLASS C SHARES                          $232     $429      $748      $1,650

      If you bought Class B or Class C shares, you would pay the following expenses if you didn't sell your shares:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         CLASS B SHARES                          $132     $429      $748      $1,473



         CLASS C SHARES                          $132     $429      $748      $1,650

COLUMBIA CALIFORNIA TAX-EXEMPT RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 44.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from California state individual income tax and federal income taxes.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

Under normal circumstances, the Fund will invest at least 80% of its assets in securities that pay interest exempt from federal income tax and California state individual income tax. These securities are issued by or on behalf of the State of California, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers.

The Fund may invest up to 20% of its assets in municipal securities that finance private projects, called private activity bonds.

The Fund may also invest in instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating local, national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issuance of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------






 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia California Tax-Exempt Reserves has the following risks:

      - INVESTMENT STRATEGY RISK -- This Fund is considered to be non-diversified because it invests most of its assets in securities that pay interest that is free from personal income tax in one state. The value of the Fund and the amount of interest it pays could be affected by the financial conditions of the state, and its local governments and public authorities. Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      - HOLDING CASH -- The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the portfolio management team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.

      - TAX CONSIDERATIONS -- The distributions paid by the Fund generally come from interest on California municipal obligations, which, in turn, generally are free from federal income tax and California state individual income tax, but may be subject to alternative minimum taxes and other state and local taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains generally is subject to federal, state and local taxes. Shares of Columbia California Tax-Exempt Reserves would not be suitable investments for tax-advantaged accounts or tax-exempt investors. We generally rely on opinions of the issuer's bond counsel that interest on a bond will be exempt from applicable taxes. Tax authorities are paying increased attention to whether such interest is exempt, and we can't assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund.

      - STATE-SPECIFIC RISK -- State-specific risk is the chance that the Fund, because it invests primarily in securities issued by California and its municipalities, is more vulnerable to unfavorable developments in California than funds that invest in municipal bonds of many different states. The current finances of California and its municipalities have improved during fiscal year 2004-05, in part due to an improved economy and higher employment rates, which increased tax revenue. California remains the state with the lowest credit rating, however. The Governor's Budget for 2005-06 projects a $6 billion deficit due to structural spending imbalances. The Governor proposes to cut program spending and to shift responsibility for certain obligations to make up the shortfall, but as of June 15, the State Legislature had not approved a final budget for the 2005-06 fiscal year. It is unclear how the current economic conditions may affect the Fund. Adverse conditions affecting California generally could have an impact on the State and California municipal securities.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.345.6611. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Class B shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               2001     2002     2003     2004
               ----     ----     ----     ----
               0.72%    0.16%    0.22%    0.20%



              *Year-to-date return as of June 30, 2005: 0.42%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 2ND QUARTER 2001:                     0.36%
         WORST: 2ND QUARTER 2002:                    0.00%*

       AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                                            LIFE OF
                                                                   1 YEAR    FUND*
         CLASS B SHARES                                            0.20%    0.33%
         CLASS C SHARES                                              N/A*     N/A*

      *THE INCEPTION DATE OF CLASS B SHARES AND CLASS C SHARES ARE DECEMBER 29,
       2000 AND AUGUST 1, 2003, RESPECTIVELY, HOWEVER, DURING THE PERIOD REFLECTED FOR CERTAIN DISCLOSURES FOR CLASS B SHARES, STATIC PERFORMANCE WAS EXPERIENCED DUE TO A NOMINAL ASSET LEVEL. FROM APRIL 29, 2004 TO DECEMBER 31, 2004 PERFORMANCE COULD NOT BE CALCULATED FOR CLASS C SHARES DUE TO NOMINAL ASSET LEVELS.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Class B and C shares can be found in the section ADDITIONAL
                   HYPOTHETICAL FEES AND EXPENSE INFORMATION following the FINANCIAL HIGHLIGHTS.

         SHAREHOLDER FEES                                        Class B   Class C
         (Fees paid directly from your investment)               Shares    Shares
         Maximum sales charge (load) imposed on purchases          N/A       N/A



         Maximum deferred sales charge (load)                      5.00%(1)   1.00%(2)



         ANNUAL FUND OPERATING EXPENSES(3)
         (Expenses that are deducted from the Fund's assets)



         Management fees(4)                                        0.25%     0.25%



         Distribution (12b-1) and shareholder servicing and
         administration fees                                       1.10%     1.10%



         Other expenses                                            0.03%     0.03%
                                                                    ----      ----



         Total annual Fund operating expenses                      1.38%     1.38%



         Fee waivers and/or reimbursements                       (0.08)%   (0.08)%
                                                                   -----     -----



         Total net expenses(5)                                     1.30%     1.30%
                                                                    ====      ====

      (1)This charge decreases over time. Please see CHOOSING A SHARE
         CLASS -- ABOUT CLASS B SHARES -- CONTINGENT DEFERRED SALES CHARGE for details.

      (2)This charge applies to investors who buy Class C shares and sell them within one year of buying them. Please see CHOOSING A SHARE
         CLASS -- ABOUT CLASS C SHARES -- CONTINGENT DEFERRED SALES CHARGE for details.

      (3)The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (4)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (5)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these limitations will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitations in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Class B or Class C shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         CLASS B SHARES                          $632     $729      $948      $1,473



         CLASS C SHARES                          $232     $429      $748      $1,650

      If you bought Class B or Class C shares, you would pay the following expenses if you didn't sell your shares:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         CLASS B SHARES                          $132     $429      $748      $1,473



         CLASS C SHARES                          $132     $429      $748      $1,650

COLUMBIA NEW YORK TAX-EXEMPT RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 44.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from New York state individual income tax and federal income taxes.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

Under normal circumstances, the Fund will invest at least 80% of its assets in securities that pay interest that is free from federal income tax and New York state individual income tax. These securities are issued by or on behalf of the State of New York, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers.

The Fund may invest up to 20% of its assets in municipal securities that finance private projects, called private activity bonds.

The Fund may also invest in instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating local, national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issuance of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------



 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia New York Tax-Exempt Reserves has the following risks:

      - INVESTMENT STRATEGY RISK -- This Fund is considered to be non-diversified because it invests most of its assets in securities that pay interest that is free from personal income tax in one state. The value of the Fund and the amount of interest it pays could also be affected by the financial conditions of the state, its public authorities and local government. Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      - HOLDING CASH -- The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the portfolio management team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.

      - TAX CONSIDERATIONS -- The distributions paid by the Fund generally come from interest on New York municipal obligations, which, in turn, generally are free from federal income tax and New York State and New York City individual income tax, but may be subject to alternative minimum taxes and other state and local taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains generally is subject to federal, state and local taxes. Shares of Columbia New York Tax-Exempt Reserves would not be a suitable investment for tax-advantaged accounts or tax-exempt investors. We generally rely on opinions of the issuer's bond counsel that interest on a bond will be exempt from applicable taxes. Tax authorities are paying increased attention to whether such interest is exempt, and we can't assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund.

      - STATE-SPECIFIC RISK -- State-specific risk is the chance that the Fund, because it invests primarily in securities issued by New York State, New York City and New York's other municipalities, is more vulnerable to unfavorable developments in New York than funds that invest in municipal bonds of many different states. Although New York's economy is diverse, with a comparatively large share of the nation's finance, insurance, transportation, communications and services employment and a very small share of the nation's farming and mining activity, adverse conditions affecting any one of these industries could have a negative impact on New York municipal securities. Travel and tourism also constitute an important part of the New York State and City economies. The September 11, 2001 terrorist attack on the World Trader Center in New York City has had and is likely to continue to have an adverse effect on all areas of the New York economy. In this regard, the long recovery from September 11th and the loss of momentum in the national recovery due to corporate governance scandals and international tensions resulted in a lengthening of the State's recession. In addition, State costs for employee pensions have increased dramatically, while costs associated with Medicaid, welfare and other entitlement programs have also risen, reflecting the impact of the national recession and jobless recovery that has followed.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

SINCE CLASS B SHARES AND CLASS C SHARES OF THE FUND DID NOT HAVE ANY ASSETS AS OF DECEMBER 31, 2004, THE RETURNS SHOWN ARE FOR A CLASS NOT OFFERED IN THIS PROSPECTUS. THE TRUST CLASS SHARES HAVE SIMILAR ANNUAL RETURNS BECAUSE THE SHARES ARE INVESTED IN THE SAME PORTFOLIO OF SECURITIES AND DIFFER ONLY TO THE EXTENT THAT THE CLASSES DO NOT HAVE THE SAME EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.345.6611. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Trust Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               2003     2004
               ----     ----
               0.84%    0.96%



              *Year-to-date return as of June 30, 2005: 0.92%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 4TH QUARTER 2004:           0.33%
         WORST: 3RD QUARTER 2003:          0.18%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                                            LIFE OF
                                                                   1 YEAR    FUND*
         TRUST CLASS SHARES                                        0.96%     0.98%




      *THE INCEPTION DATE OF TRUST CLASS SHARES IS FEBRUARY 15, 2002.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Class B and C shares can be found in the section ADDITIONAL
                   HYPOTHETICAL FEES AND EXPENSE INFORMATION following the FINANCIAL HIGHLIGHTS.

         SHAREHOLDER FEES                                        Class B   Class C
         (Fees paid directly from your investment)               Shares    Shares
         Maximum sales charge (load) imposed on purchases          N/A       N/A



         Maximum deferred sales charge (load)                      5.00%(1)   1.00%(2)



         ANNUAL FUND OPERATING EXPENSES(3)
         (Expenses that are deducted from the Fund's assets)



         Management fees(4)                                        0.25%     0.25%



         Distribution (12b-1) and shareholder servicing and
         administration fees                                       1.10%     1.10%



         Other expenses                                            0.28%     0.28%
                                                                    ----      ----



         Total annual Fund operating expenses                      1.63%     1.63%



         Fee waivers and/or reimbursements                       (0.33)%   (0.33)%
                                                                   -----     -----



         Total net expenses(5)                                     1.30%     1.30%
                                                                    ====      ====

      (1)This charge decreases over time. Please see CHOOSING A SHARE
         CLASS -- ABOUT CLASS B SHARES -- CONTINGENT DEFERRED SALES CHARGE for details.

      (2)This charge applies to investors who buy Class C shares and sell them within one year of buying them. Please see CHOOSING A SHARE
         CLASS -- ABOUT CLASS C SHARES -- CONTINGENT DEFERRED SALES CHARGE for details.

      (3)The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (4)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (5)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these limitations will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitations in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Class B or Class C shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         CLASS B SHARES                          $632     $782     $1,055     $1,731



         CLASS C SHARES                          $232     $482       $855     $1,905

      If you bought Class B or Class C shares, you would pay the following expenses if you didn't sell your shares:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         CLASS B SHARES                          $132     $482      $855      $1,731



         CLASS C SHARES                          $132     $482      $855      $1,905

Other important information
(LINE GRAPH GRAPHIC)

You'll find specific information about each Fund's investment objective, principal investment strategies and risks in the descriptions starting on page
4. The following are some other risks and information you should consider before you invest:

      - SPECIAL RULES FOR MONEY MARKET FUNDS -- Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Funds, like all money market funds:

        - may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less

        - must maintain an average dollar-weighted maturity of 90 days or less

        - may normally invest no more than 5% of their total assets in securities of the same issuer, other than U.S. government securities; however, they may invest up to 25% of their total assets in first-tier securities of a single issuer for up to three business days (except for Columbia California Tax-Exempt Reserves and Columbia New York Tax-Exempt Reserves)

        - may generally only invest in U.S. dollar denominated instruments that are determined to have minimal credit risk and are first-tier securities, except for Columbia California Tax-Exempt Reserves and Columbia New York Tax-Exempt Reserves, which also may invest in second-tier securities.

      - CHANGING INVESTMENT OBJECTIVES AND POLICIES -- The investment objective and certain investment policies of any Fund can be changed without shareholder approval. The 80% Policy of certain Funds may be changed without shareholder approval by giving the shareholder at least 60 days notice. The 80% Policy of certain other Funds and other investment policies of any Fund may be changed only with shareholder approval.

      - CHANGING TO A FEEDER FUND -- Unlike traditional mutual funds, which invest in individual securities, a "feeder fund" invests all of its assets in another fund called a "master portfolio". Other feeder funds generally also invest in a master portfolio. The master portfolio invests in individual securities and has the same investment objective, investment strategies and principal risks as the feeder funds. This structure can help reduce a feeder fund's expenses because its assets are combined with those of other feeder funds. If a master portfolio doesn't attract other feeder funds, however, a feeder fund's expenses could be higher than those of a traditional mutual fund.

        Each Fund may become a feeder fund if the Board decides this would be in the best interest of shareholders. We don't require shareholder approval to make the change, but we'll notify you if it happens. If a

        Fund becomes a feeder fund, it will have the additional risks of investing in a master portfolio.

      - INVESTING DEFENSIVELY -- A Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. A Fund may not achieve its investment objective while it is investing defensively. Any cash a Fund holds for defensive or other reasons may not earn income.

      - BANK OF AMERICA AND ITS AFFILIATES -- Bank of America and its affiliates currently provide services to some or all of the Funds, including investment advisory, distribution, administration, shareholder servicing, sub-transfer agency and brokerage services, and are paid for providing these services. Bank of America and its affiliates also may, at times, provide other services and be compensated for them, including transfer agency, interfund lending and securities lending services, or make loans to the Funds. Finally, Bank of America or its affiliates may serve as counterparties in transactions with Columbia Funds where permitted by law or regulation, and may receive compensation in that capacity.

      - PORTFOLIO SECURITIES DISCLOSURE -- A description of Columbia Funds' policies and procedures with respect to the disclosure of portfolio securities is available in the Funds' SAI and on the Columbia Funds' website at www.columbiafunds.com under Fund Portfolio Data. In addition, a complete list of each Fund's portfolio holdings for each calendar month will be available upon request 5 business days following each month-end.

      - INFORMATION FOR FEDERALLY CHARTERED CREDIT UNIONS -- Shares of Columbia Treasury Reserves and Columbia Government Reserves are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration Rules and Regulations and the National Credit Union Administration Letter Number 155.

      - HOUSEHOLDING -- In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of a Fund's prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at 1.800.345.6611 or if your shares are held through a financial institution please contact them directly. We will begin sending your individual copies with the next scheduled mailing.

      - PORTFOLIO TRANSACTION COSTS -- Each Fund may incur significant transaction costs that are in addition to the total annual Fund operating expenses disclosed in the fee tables. These transaction costs are made up of all the costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of a Fund's transactions costs are not.

How the Funds are managed
(PEOPLE GRAPHIC)

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
ADVISORS, LLC

100 FEDERAL STREET
BOSTON, MA 02110

COLUMBIA MANAGEMENT GROUP (COLUMBIA MANAGEMENT) IS THE PRIMARY INVESTMENT MANAGEMENT DIVISION OF BANK OF AMERICA CORPORATION. THE ADVISER, COLUMBIA MANAGEMENT ADVISORS, LLC AND COLUMBIA WANGER ASSET MANAGEMENT, L.P. ARE COLUMBIA MANAGEMENT ENTITIES THAT FURNISH INVESTMENT MANAGEMENT SERVICES AND ADVISE INSTITUTIONAL AND MUTUAL FUND PORTFOLIOS.

--------------------------------------------------------------------------------


INVESTMENT ADVISER

The Adviser is the investment adviser to over 70 mutual fund portfolios in the Columbia Funds Family, including the Money Market Funds described in this prospectus.

The Adviser is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes, including equity and fixed income securities, and money market instruments.

Currently managing more than $185 billion, the Adviser acts as investment manager for individuals, corporations, private investment companies and financial institutions. The Adviser uses a team approach to investment management. Each team has access to the latest technology and analytical resources.

Columbia Funds pays the Adviser an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly.

A discussion regarding the basis for the Board of Trustees approving the investment advisory agreement with the Adviser is available in the Funds' annual report to shareholders for the fiscal year ended March 31.

The Adviser has agreed to waive fees and/or reimburse expenses for certain Funds until July 31, 2006. You'll find a discussion of any waiver and/or reimbursement in the Fund descriptions. There is no assurance that the Adviser will continue to waive and/or reimburse any fees and/or expenses after this date.

The following chart shows the maximum advisory fees the Adviser can receive, along with the actual advisory fees the Adviser and/or an affiliate received during the Funds' last fiscal year, after waivers and/or reimbursements:

ANNUAL INVESTMENT ADVISORY FEE, AS A % OF AVERAGE DAILY NET ASSETS


                                                             MAXIMUM    ACTUAL FEE
                                                             ADVISORY    PAID LAST
                                                               FEE      FISCAL YEAR
  COLUMBIA CASH RESERVES                                      0.15%        0.12%



  COLUMBIA MONEY MARKET RESERVES                              0.15%        0.12%



  COLUMBIA TREASURY RESERVES                                  0.15%        0.12%



  COLUMBIA GOVERNMENT RESERVES                                0.15%        0.12%



  COLUMBIA MUNICIPAL RESERVES                                 0.15%        0.12%



  COLUMBIA TAX-EXEMPT RESERVES                                0.15%        0.12%



  COLUMBIA CALIFORNIA TAX-EXEMPT RESERVES                     0.15%        0.12%



  COLUMBIA NEW YORK TAX-EXEMPT RESERVES                       0.15%        0.15%

INVESTMENT SUB-ADVISER

Columbia Funds and the Adviser may engage one or more investment sub-advisers for each Fund to make day-to-day investment decisions for the Fund. The Adviser retains ultimate responsibility (subject to Board oversight) for overseeing the sub-advisers and evaluates the Funds' needs and available sub-advisers' skills and abilities on an ongoing basis. Based on its evaluations, the Adviser may at times recommend to the Board that a Fund:

  - change, add or terminate one or more sub-advisers;

  - continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or

  - materially change a sub-advisory agreement with a sub-adviser.

Applicable law requires a Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders' best interests. The Adviser and the Funds have applied for relief from the SEC to permit the Funds to act on many of the Adviser's recommendations with approval only by the Board and not by Fund shareholders. The Adviser or a Fund would inform the Fund's shareholders of any actions taken in reliance on this relief. Until the Adviser and the Funds obtain the relief, each Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

A discussion regarding the basis for the Board of Trustees approving the investment sub-advisory agreement with each sub-adviser is available in the Funds' annual report to shareholders for the fiscal year ended March 31.

OTHER SERVICE PROVIDERS

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
DISTRIBUTORS, INC.

ONE FINANCIAL CENTER
BOSTON, MA 02111-2621

--------------------------------------------------------------------------------

The Funds are distributed by Columbia Management Distributors, LLC (Distributor), a registered broker/dealer. The Distributor may pay distribution (12b-1) and shareholder servicing fees and/or other compensation to companies for selling shares and providing services to investors.


--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
ADVISORS, LLC

100 FEDERAL STREET
BOSTON, MA 02110

--------------------------------------------------------------------------------

Columbia Management Advisors, LLC is the administrator of the Funds, and is responsible for overseeing the administrative operations of the Funds. The Funds pay Columbia Management Advisors, LLC a fee of 0.10% for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Funds, and is paid monthly.


--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
SERVICES, INC.

P.O. BOX 8081
BOSTON, MA 02266-8081

--------------------------------------------------------------------------------

Columbia Management Services, Inc., also known as Columbia Funds Services (Transfer Agent), is the transfer agent for the Funds' shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

ABOUT YOUR INVESTMENT
--------------------------------------------------------------------------------

Choosing a share class

(ABC GRAPHIC)

--------------------------------------------------------------------------------

WE'VE USED THE TERM, INVESTMENT PROFESSIONAL, TO REFER TO THE PERSON WHO HAS ASSISTED YOU WITH BUYING COLUMBIA FUNDS. SELLING AGENT OR SERVICING AGENT (SOMETIMES REFERRED TO AS A SELLING AGENT) MEANS THE COMPANY THAT EMPLOYS YOUR INVESTMENT PROFESSIONAL. SELLING AND SERVICING AGENTS INCLUDE BANKS, BROKERAGE FIRMS, MUTUAL FUND DEALERS AND OTHER FINANCIAL INSTITUTIONS, INCLUDING AFFILIATES OF BANK OF AMERICA.




 FOR MORE INFORMATION ABOUT HOW TO CHOOSE A SHARE CLASS, CONTACT YOUR INVESTMENT PROFESSIONAL OR CALL US AT 1.800.345.6611.

FOR MORE INFORMATION ABOUT DISTRIBUTION (12B-1) AND SHAREHOLDER SERVICING FEES, SEE HOW SELLING AND SERVICING AGENTS ARE PAID.

--------------------------------------------------------------------------------


Before you can invest in the Funds, you'll need to choose a share class. There are two classes of shares for each Fund offered by this prospectus. Each class has its own sales charges and fees. In certain circumstances, these sales charges and fees may be reduced or waived, as described below and in the Statement of Additional Information. The table below compares the charges and fees and other features of the share classes.

                                                   CLASS B              CLASS C
                                                    SHARES               SHARES
  MAXIMUM AMOUNT YOU CAN BUY                       $50,000             $1 MILLION



  MAXIMUM FRONT-END SALES CHARGE                     NONE                 NONE



  MAXIMUM DEFERRED SALES CHARGE                    5.00%(1)             1.00%(2)



  REDEMPTION FEE                                     NONE                 NONE



  MAXIMUM ANNUAL DISTRIBUTION                       0.75%                0.75%
    (12B-1) AND SHAREHOLDER                      DISTRIBUTION         DISTRIBUTION
    SERVICING AND ADMINISTRATION                 (12B-1) FEE,         (12B-1) FEE,
    FEES                                      0.25% SERVICE FEE    0.25% SERVICE FEE
                                                  AND 0.10%            AND 0.10%
                                              ADMINISTRATION FEE   ADMINISTRATION FEE



  CONVERSION FEATURE                                 YES                  NONE

(1)This charge decreases over time. Please see CHOOSING A SHARE CLASS -- ABOUT CLASS B SHARES -- CONTINGENT DEFERRED SALES CHARGE for details.

(2)This charge applies to investors who buy Class C shares and sell them within one year of buying them. Please see CHOOSING A SHARE CLASS -- ABOUT CLASS C SHARES -- CONTINGENT DEFERRED SALES CHARGE for details.

The share class you choose will depend on how much you're investing, how long you're planning to stay invested, and how you prefer to pay the sales charge, if any. Because these classes of shares are primarily designed as exchange classes, you should also consider which classes of shares of the Columbia Funds non-money market funds you may presently hold or wish to buy.

The total cost of your investment over the time you expect to hold your shares will be affected by the distribution (12b-1) and shareholder servicing and administration fees, as well as by the amount of any contingent deferred sales charge (CDSC) that applies, and when you're required to pay the charge.

Certain investments in Class B and C shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. Shares you purchase with reinvested dividends or other distributions are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest.

--------------------------------------------------------------------------------

CLASS B SHARES ARE NOT INTENDED FOR PURCHASE IN EXCESS OF $50,000. YOU AND/OR YOUR INVESTMENT PROFESSIONAL ARE RESPONSIBLE FOR ENSURING THAT YOUR INVESTMENT IN CLASS B SHARES DOES NOT EXCEED THE $50,000 MAXIMUM, AND COLUMBIA FUNDS CANNOT ENSURE THAT IT WILL IDENTIFY PURCHASE ORDERS THAT WOULD CAUSE YOUR INVESTMENT IN CLASS B SHARES TO EXCEED THE MAXIMUM ALLOWED AMOUNT.

--------------------------------------------------------------------------------



(B GRAPHIC)        ABOUT CLASS B SHARES

      Purchases up to $50,000 are allowed in Class B shares assuming the combined value of the customer's total assets in the Columbia Funds does not exceed $50,000. Purchases in Class B shares that bring the combined value of a customer's total assets in excess of $50,000 will be rejected. A customer's total assets may include accounts for immediate family members. Group Plan accounts are valued at the plan level.

      CONTINGENT DEFERRED SALES CHARGE



      You'll pay a CDSC when you sell your Class B shares, unless:

        - you received the shares from reinvested distributions

        - you qualify for a waiver of the CDSC. You can find out how to qualify for a waiver in the section WHEN YOU MIGHT NOT HAVE TO PAY A CDSC

        - you hold them for a specified time

      The CDSC you pay depends on when you bought your shares, how much you bought, and how long you held them. If you originally bought shares of a Columbia Fund not offered by this prospectus and exchanged those shares for Class B shares of the Funds, please refer to the CDSC schedule applicable to the original shares purchased. If you buy Class B shares of the Funds, the CDSC that you may pay is shown below.

         IF YOU SELL YOUR SHARES DURING THE FOLLOWING YEAR:   YOU'LL PAY A CDSC OF:
         THE FIRST YEAR YOU OWN THEM                              5.0%



         THE SECOND YEAR YOU OWN THEM                             4.0%



         THE THIRD YEAR YOU OWN THEM                              3.0%



         THE FOURTH YEAR YOU OWN THEM                             3.0%



         THE FIFTH YEAR YOU OWN THEM                              2.0%



         THE SIXTH YEAR YOU OWN THEM                              1.0%



         AFTER SIX YEARS OF OWNING THEM                           ZERO

      Certain investments in Class B shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. Shares you purchase with reinvested dividends or other distributions are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest.

      Your selling agent receives compensation when you buy Class B shares. Please see HOW SELLING AND SERVICING AGENTS ARE PAID for more information.

      ABOUT THE CONVERSION FEATURE



      Class B shares generally convert automatically to Market Class Shares. If you originally bought Class B shares of a Columbia Fund not offered by this prospectus and exchanged those shares for Class B shares of the

      Funds, please refer to the conversion schedule applicable to the original shares purchased. If you buy Class B shares of the Funds, your Class B shares will convert to Market Class Shares after eight years.

      The conversion feature allows you to benefit from the lower operating costs of Market Class Shares, which can help increase total returns.

      Here's how the conversion works:

        - Shares are converted on or about the 15th day of the month in which they become eligible for conversion. Any shares you received from reinvested distributions on these shares generally will convert to Market Class Shares at the same time.

        - You'll receive the same dollar value of Market Class Shares as the Class B shares that were converted. No sales charge or other charges will apply.

        - Conversions are free from federal income tax.


(C GRAPHIC)        ABOUT CLASS C SHARES

      There is a $1 million limit to the amount you can purchase in Class C shares. You don't pay a sales charge when you buy Class C shares, but you may pay a CDSC when you sell them. Purchases over $1 million may be rejected.

      CONTINGENT DEFERRED SALES CHARGE



      You'll pay a CDSC of 1.00% when you sell Class C shares within one year of buying them, unless:

        - you received the shares from reinvested distributions

        - you qualify for a waiver of the CDSC. You can find out how to qualify for a waiver in the section WHEN YOU MIGHT NOT HAVE TO PAY A CDSC

      Certain investments in Class C shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. Shares you purchase with reinvested dividends or other distributions are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest.

      Your selling agent receives compensation when you buy Class C shares. Please see HOW SELLING AND SERVICING AGENTS ARE PAID for more information.

--------------------------------------------------------------------------------

PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL FOR MORE INFORMATION ABOUT WAIVERS OF THE CDSC.

YOU AND/OR YOUR INVESTMENT PROFESSIONAL ARE RESPONSIBLE FOR NOTIFYING COLUMBIA FUNDS THAT YOU MAY QUALIFY FOR A WAIVER BEFORE SELLING SHARES.

WE CAN CHANGE OR CANCEL THESE TERMS AT ANY TIME. ANY CHANGE OR CANCELLATION APPLIES ONLY TO FUTURE PURCHASES.

--------------------------------------------------------------------------------


      WHEN YOU MIGHT NOT HAVE TO PAY A CDSC



      You won't pay a CDSC on the following transactions:

      DEATH: CDSCs may be waived on redemptions following the death of:

        - The sole shareholder on an individual account

        - A joint tenant where the surviving joint tenant is the deceased's spouse

        - The beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfer to Minors Act (UTMA) or other custodial account.

      If the account is transferred to an account registered in the name of the deceased's estate, the CDSC will be waived on any redemption from the estate account. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

      AUTOMATIC WITHDRAWAL PLAN (AWP): CDSCs may be waived on redemptions occurring pursuant to a monthly, quarterly or semi-annual AWP established with the Transfer Agent, to the extent that the redemptions do not exceed, on an annual basis, 12% of the account's value at the time that the AWP is established. Otherwise a CDSC will be charged on AWP redemptions until this requirement is met; this requirement does not apply if the AWP is set up at the time the account is established, and distributions are being reinvested.

      DISABILITY: CDSCs may be waived on redemptions after the sole shareholder on an individual account or a joint tenant on a joint tenant spousal account becomes disabled (as defined by Section 72(m)(7) of the Internal Revenue Code). To be eligible for such a waiver:

        - The disability must arise after the purchase of shares and

        - The disabled shareholder must have been under the age of 65 at the time of the initial determination of disability, and

        - A letter from a physician must be signed under penalty of perjury stating the nature of the disability

      If the account is transferred to a new registration and then shares are redeemed, the applicable CDSC will be charged.

      DEATH OF A TRUSTEE: CDSCs may be waived on redemptions occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where:

        - The grantor of the trust is the sole trustee and the sole life beneficiary

        - Death occurs following the purchase and

        - The trust document provides for the dissolution of the trust upon the trustee's death.

      If the account is transferred to a new registration (including that of a successor trustee), the applicable CDSC will be charged upon any subsequent redemption.

      RETURNS OF EXCESS CONTRIBUTIONS: CDSCs may be waived on redemptions required to return excess contributions made to retirement plans or individual retirement accounts, so long as the Financial Services

      Firm (FSF) agrees to return the applicable portion of any commission paid by the Distributor.

      QUALIFIED RETIREMENT PLANS: CDSCs may be waived on shares sold by employee benefit plans created according to Section 403(b) of the tax code and sponsored by a non-profit organization qualified under Section 501(c)(3) of the tax code. To qualify for the waiver, the plan must be a participant in an alliance program that has signed an agreement with Columbia Funds or the Distributor.

      RETURN OF COMMISSION: CDSCs may be waived on shares sold by intermediaries that are part of the Columbia Funds selling group where the intermediary has entered into an agreement with Columbia Funds not to receive (or to return if received) all or any applicable portion of an upfront commission.

      NON-US INVESTORS: CDSCs may be waived on shares sold by or distributions from certain pension, profit-sharing or other employee benefit plans offered to non-US investors.

      IRS SECTION 401 AND 457: CDSCs may be waived on shares sold by certain pension, profit-sharing or other employee benefit plans established under
      Section 401 or 457 of the tax code.

      MEDICAL PAYMENTS: CDSC may be waived on shares redeemed for medical payments that exceed 7.5% of income, and distributions made to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least twelve weeks.

      SHARES LIQUIDATED BY TRANSFER AGENT: CDSC may be waived for shares sold under the Distributor's right to liquidate a shareholder's account, including but not limited to, instances where the aggregate net asset value of Class A, Class B or Class C shares held in the account is less than the minimum account size.

      PLANS OF REORGANIZATION: At the Funds' discretion, CDSC may be waived for shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the fund is a party.

      CDSC may be waived on the sale of Class C shares sold by a non-profit organization qualified under Section 501(c)(3) of the tax code in connection with the BANC OF AMERICA CAPITAL MANAGEMENT CHARITABLE GIVING PROGRAM.

Buying, selling and exchanging shares
(DOLLAR SIGN GRAPHIC)

--------------------------------------------------------------------------------

WHEN YOU SELL SHARES OF A MUTUAL FUND, THE FUND IS EFFECTIVELY "BUYING" THEM BACK FROM YOU. THIS IS CALLED A REDEMPTION.

--------------------------------------------------------------------------------


You can invest in the Funds through your selling agent as an exchange vehicle for clients invested in Columbia Funds non-money market funds.

We encourage you to consult with an investment professional who can open an account for you with a selling agent and help you with your investment decisions. Once you have an account, you can buy, sell and exchange shares by contacting your investment professional or selling agent. They will look after any paperwork that's needed to complete a transaction and send your order to us.

You should also ask your selling agent about its limits, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related services and programs.

The table on the next page summarizes some key information about buying, selling and exchanging shares. You'll find sales charges and other fees that apply to these transactions in CHOOSING A SHARE CLASS.

Please contact your investment professional, or call us at 1.800.345.6611 if you have questions about buying, selling or exchanging, or you need help placing an order.

Federal law requires the Funds to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Funds may need to delay the date of your purchase or may be unable to open your account which may result in a return of your investment monies. In addition, if the Funds are unable to verify your identity after your account is open, the Funds reserve the right to close your account or take other steps as deemed reasonable. The Funds shall not be held liable for any loss resulting from any purchase delay, application rejection, or account closure due to a failure to provide proper identifying information.

                      Ways to buy, sell
                         or exchange       How much you can buy, sell or exchange              Other things to know
                      -----------------    --------------------------------------    ----------------------------------------
Buying shares         In a lump sum        minimum initial investment:               You can invest up to $50,000 in Class B
                                           - $1,000 for regular accounts             shares at a time. Class C share
                                           - $25 for traditional and Roth IRAs,      purchases are limited to $1 million.
                                           and Coverdell Education Savings
                                             Accounts
                                           - no minimum for certain fee-based
                                             accounts and certain retirement plan
                                             accounts like 401(k) plans and SEP
                                             accounts, but other restrictions
                                             apply
                                           minimum additional investment:
                                           - $25 for traditional Roth IRAs, and
                                             Coverdell Education Savings Accounts
                                           - $50 for all other accounts

                      Using our            minimum initial investment:               You can buy shares any day of the month
                      Systematic           - $50                                     on a monthly or quarterly schedule.
                      Investment Plan      minimum additional investment:
                                           - $50

Selling shares        In a lump sum        - shares sold by telephone are limited    A Fund will generally send proceeds from
                                           to $100,000 in a 30-day period            the sale to you as soon as practicable
                                           - restrictions may apply to               following the determination of the
                                           withdrawals from retirement plan          Fund's net asset value applicable to
                                             accounts                                your order. However, if you purchased
                                                                                     your shares by check, a Fund may delay
                                                                                     sending the proceeds from the sale of
                                                                                     your shares for up to 15 days after your
                                                                                     purchase to protect against checks that
                                                                                     are returned.

                      Using our free       - minimum $250 per check                  You can write checks for free. You can
                      checkwriting                                                   only use checks to make partial
                      service                                                        withdrawals from a Fund. You can't use a
                                                                                     check to make a full withdrawal from a
                                                                                     Fund.

                      Using our            - no minimum per withdrawal               Your account balance must be at least
                      Automatic            - $5,000 requirement waived for           $5,000 to set up the plan. You can make
                      Withdrawal Plan      certain fee based accounts                withdrawals any day of the month on a
                                                                                     monthly, quarterly or semi-annual basis.
                                                                                     We'll send your money by check or
                                                                                     deposit it directly to your bank
                                                                                     account. No CDSC is deducted if you
                                                                                     withdraw 12% or less of the value of
                                                                                     your shares in a class.

-----------------------------------------------------------------------------------------------------------------------------
Exchanging shares     In a lump sum        - new account minimums apply to           You can generally exchange your Class B
                                             exchanges                               shares for Class B shares of any other
                                                                                     Fund distributed by the Distributor. You
                                                                                     won't pay a CDSC on the shares you're
                                                                                     exchanging. Some exceptions apply.
                                                                                     You can generally exchange your Class C
                                                                                     shares for Class C shares of any other
                                                                                     Fund distributed by the Distributor. You
                                                                                     won't pay a CDSC on the shares you're
                                                                                     exchanging. Some exceptions apply.

                      Using our            - minimum $100 per exchange               You can make exchanges any day of the
                      Automatic                                                      month.
                      Exchange Feature

                      Using our            - minimum $100 per exchange               You can exchange your Class B shares
                      Automated Dollar                                               for:
                      Cost Averaging                                                 - Class B shares of up to 5 other
                      Feature                                                        Columbia Funds except Columbia Reserves
                                                                                       Money Market Funds every month or
                                                                                       quarter.

                                                                                     You won't pay a CDSC on the shares
                                                                                     you're exchanging.

                                                                                     You can exchange your Investor C Shares
                                                                                     for:
                                                                                     - Class C shares of up to ten other
                                                                                     Columbia Funds except Columbia Reserves
                                                                                       Money Market Funds every month or
                                                                                       quarter.
                                                                                     You won't pay a CDSC on the shares
                                                                                     you're exchanging.


--------------------------------------------------------------------------------

A BUSINESS DAY IS ANY DAY THAT THE FEDERAL RESERVE BANK OF NEW YORK AND THE NEW YORK STOCK EXCHANGE (NYSE) ARE OPEN. THE MONEY MARKET FUNDS RESERVE THE RIGHT TO CLOSE EARLY ON BUSINESS DAYS PRECEDING OR FOLLOWING NATIONAL HOLIDAYS, IF THE PRIMARY GOVERNMENT SECURITIES DEALERS HAVE CLOSED EARLY AND/OR IF THE BOND MARKET ASSOCIATION RECOMMENDS THAT THE SECURITIES MARKETS CLOSE EARLY.

IN ADDITION TO WEEKENDS, EITHER THE FEDERAL RESERVE BANK OF NEW YORK OR THE NYSE IS CLOSED ON THE FOLLOWING NATIONAL HOLIDAYS: NEW YEAR'S DAY, MARTIN LUTHER KING, JR. DAY, PRESIDENTS' DAY, GOOD FRIDAY, MEMORIAL DAY, INDEPENDENCE DAY, LABOR DAY, COLUMBUS DAY, VETERANS DAY, THANKSGIVING DAY AND CHRISTMAS DAY.

--------------------------------------------------------------------------------


HOW SHARES ARE PRICED

All transactions are based on the price of a Fund's shares -- or its net asset value per share. We calculate net asset value per share at the following times (unless the Fund closes early):

  - 9:45 a.m., 11:00 a.m., 2:30 p.m. and 5:00 p.m. Eastern time each business day for each share class of Columbia Cash Reserves, Columbia Money Market Reserves and Columbia Treasury Reserves

  - 9:45 a.m., 11:00 a.m. and 2:30 p.m. Eastern time each business day for each share class of Columbia Government Reserves

  - 12:00 noon Eastern time each business day for each share class of Columbia Municipal Reserves and Columbia Tax-Exempt Reserves

  - 11:30 a.m. Eastern time each business day for each share class of Columbia California Tax-Exempt Reserves and Columbia New York Tax-Exempt Reserves

First, we calculate the net asset value for each class of a Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.

Although we try to maintain a net asset value per share of $1.00 for the Funds, we can't guarantee that we will be able to do so.

VALUING SECURITIES IN A FUND

The value of a Fund's assets is based on the total market value of all of the securities it holds. We use the amortized cost method, which approximates market value, to value the assets in the Money Market Funds.

HOW ORDERS ARE PROCESSED

Orders to buy, sell or exchange shares are processed on business days. Orders to buy, sell or exchange shares may be delivered to the Transfer Agent by phone, in writing, or through the internet. For more information on account and trading restrictions and special sign-up procedures for internet transactions, please call us at 800-353-0828 for institutional investors or 800-345-6611 for individual investors. The Transfer Agent has procedures in place to authenticate electronic instructions. You will be asked to accept the terms of an online agreement(s) and utilize a password for internet services. Orders received in good order by the Fund, Distributor, Transfer Agent or their agents by the following times on a business day (unless the Fund closes early) will be processed as follows:

  - If your order for Columbia Cash Reserves, Columbia Money Market Reserves or Columbia Treasury Reserves is received in good form by the Transfer Agent by 5:00 p.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you'll receive that day's dividends). If your order is received in good form by the Transfer Agent after 5:00 p.m. Eastern time, you will receive the next net asset value per share determined on the following business day (and in the case of purchases you'll begin receiving dividends the next day).

  - If your order for Columbia Government Reserves is received in good form by the Transfer Agent by 2:30 p.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you'll receive that day's dividends). If your order is received in good form by the Transfer Agent after 2:30 p.m. you will receive the next net asset value per share determined on the following business day (and in the case of purchases you'll begin receiving dividends the next day).

  - If your order for Columbia Municipal Reserves or Columbia Tax-Exempt Reserves is received in good form by the Transfer Agent by 12:00 noon p.m. Eastern time, in the case of purchases you will receive that day's net asset value per share. If your order is received in good form by the Transfer Agent after 12:00 noon p.m. Eastern time, you will receive the next net asset value per share determined on the following business day (and in the case of purchases you'll begin receiving dividends the next day).

  - If your order for Columbia California Tax-Exempt Reserves or Columbia New York Tax-Exempt Reserves is received in good form by the Transfer Agent by 11:30 a.m. Eastern time, in the case of purchases you will receive that day's net asset value per share. If your order is received in good form by the Transfer Agent after 11:30 a.m. Eastern time, you will receive the next net asset value per share determined on the following business day (and in the case of purchases you'll begin receiving dividends the next day).

Investors are encouraged to place orders to sell as early in the day as possible. Orders received after these times will receive the next business day's net asset value per share. The business day that applies to an order is also called the trade date. We may refuse any order to buy or exchange shares. If this happens, we'll return any money we've received.

TELEPHONE ORDERS
You can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of our account application and send it to us.

Here's how telephone orders work:

  - If you sign up for telephone orders after you open your account, you must have your signature Medallion Guaranteed.

  - Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order.

  - We'll take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. If we and our service providers don't take these steps, we may be liable for any losses from unauthorized or fraudulent instructions.

  - Telephone orders may be difficult to complete during periods of significant economic or market change.

--------------------------------------------------------------------------------

THE NET ASSET VALUE PER SHARE IS THE PRICE OF A SHARE CALCULATED BY A FUND EVERY BUSINESS DAY.

--------------------------------------------------------------------------------


(PLUS SIGN DOLLAR  BUYING SHARES
  GRAPHIC)

      Here are some general rules for buying shares:
        - You buy Class B and Class C shares at net asset value per share.

        - If we don't receive payment within three business days of receiving your order, we reserve the right to cancel your order. We'll return any payment received for orders that have been cancelled.

        - Financial institutions and intermediaries are responsible for sending orders to us and for ensuring that we receive your money on time.

        - Shares purchased are recorded on the books of the Fund. We don't issue certificates.

      MINIMUM INITIAL INVESTMENT



      The minimum initial amount you can buy is usually $1,000.

      If you're buying shares through one of the following accounts or plans, the minimum initial amount you can buy is:

        - $50 using our Systematic Investment Plan

        - $25 for traditional and Roth IRAs, and Coverdell Education Savings Accounts

        - There is no minimum for accounts set up with some fee-based investment advisers or financial planners, including wrap fee accounts and other managed accounts and for 401(k) plans, simplified employee pension plans (SEPs), salary reduction-simplified employee pension plans (SAR-SEPs), Savings Incentives Match Plans for Employees (SIMPLE
          IRAs), salary reduction-IRAs (SAR-IRAs) or other similar kinds of accounts. However, if the value of your account falls below $1,000 for 401(k) plans or $500 for the other plans within one year after you open your account, we may sell your shares. We'll give you 60 days notice in writing if we're going to do this.

      MINIMUM ADDITIONAL INVESTMENT



      You can make additional purchases of $50 or $25 for traditional and Roth IRAs, and Coverdell Education Savings Accounts.

SYSTEMATIC INVESTMENT PLAN
You can make regular purchases of $50 or more using automatic transfers from your bank account to the Funds you choose. You can contact your investment professional or us to set up the plan.

Here's how the plan works:

  - You can buy shares any day of the month on a monthly or quarterly basis.

  - Some exceptions may apply to employees of Bank of America and its affiliates. For details, please contact your investment professional.

--------------------------------------------------------------------------------

"GOOD FORM" MEANS THAT THE MONEY USED TO PURCHASE YOUR SHARES IS FULLY COLLECTED. WHEN SELLING SHARES BY LETTER OF INSTRUCTION, "GOOD FORM" ALSO MEANS
(I) YOUR LETTER HAS COMPLETE INSTRUCTIONS, THE PROPER SIGNATURES AND MEDALLION SIGNATURE GUARANTEES AND (II) ANY OTHER REQUIRED DOCUMENTS ARE ATTACHED. FOR ADDITIONAL DOCUMENTS REQUIRED FOR SALES BY CORPORATIONS, AGENTS FIDUCIARIES, SURVIVING JOINT OWNERS AND OTHER LEGAL ENTITIES PLEASE CALL 1.800.345.6611. NO INTEREST WILL BE PAID ON UNCASHED REDEMPTION CHECKS.

--------------------------------------------------------------------------------


(MINUS SIGN DOLLAR SELLING SHARES
  GRAPHIC)

      Here are some general rules for selling shares:

        - We'll deduct any CDSC from the amount you're selling and send you the balance.
        - We normally send the sale proceeds of Columbia Cash Reserves, Columbia Money Market Reserves, Columbia Treasury Reserves or Columbia Government Reserves by Fedwire as soon as practicable following the net asset value determination time applicable to your order. For more information please refer to How orders are processed or contact the Transfer Agent.

        - If you're selling your shares of Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves or Columbia New York Tax-Exempt Reserves through a selling agent, we'll normally send the sale proceeds by Fedwire within three business days after the Distributor, Transfer Agent or their agents receive your order in good form. Your selling agent is responsible for depositing the sale proceeds to your account on time.

--------------------------------------------------------------------------------






 FOR MORE INFORMATION ABOUT TELEPHONE ORDERS,
 SEE HOW ORDERS ARE
 PROCESSED.

--------------------------------------------------------------------------------


        - If you're selling your shares of Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves or Columbia New York Tax-Exempt Reserves directly through us, we'll normally send the sale proceeds by mail or electronic transfer them to your bank account within three business days after the Fund receives your order in good form.

        - You can sell up to $100,000 of shares by telephone to the address of record or via ACH to your bank in a 30-day period if you qualify for telephone orders.

        - If you paid for your shares with a check that wasn't certified, we'll hold the sale proceeds when you sell those shares for at least 15 days after the trade date of the purchase.

        - If you hold any shares in certificate form, you must sign the certificates (or send a signed stock power with them) and send them to the Transfer Agent. Your signature must be Medallion Guaranteed unless you've made other arrangements with us. We may ask for any other information we need to prove that the order is properly authorized.

        - Under certain circumstances allowed under the 1940 Act, we can pay you in securities or other property when you sell your shares (except shares of Columbia Treasury Reserves).

        - We can delay payment of the sale proceeds of Columbia Cash Reserves, Columbia Money Market Reserves, Columbia Treasury Reserves or Columbia Government Reserves for one day, or longer than one day if there is a non-routine closure of the Fedwire or the Federal Reserve Banks or under the extraordinary circumstances described in Section 22(e) of the 1940 Act. Generally, those extraordinary circumstances are when:
          (i) the NYSE is closed or trading is restricted, (ii) an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of the Fund's net assets not reasonably practicable, or (iii) the SEC by order permits the suspension of the right of redemption for the protection of investors.

        - We can delay payment of the sale proceeds of Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Nations California Tax-Exempt Reserves or Columbia New York Tax-Exempt Reserves for up to seven days.
        - Other restrictions may apply to retirement accounts. For more information about these restrictions please contact your retirement plan administrator.

      We may sell your shares:

        - if the value of your account falls below $1,000 (other than as a result of depreciation in share value), or your account may be subject to an annual fee of $10. The Transfer Agent will send you written notification of such action and provide details on how you can add money to your account to avoid this penalty

        - if your selling agent tells us to sell your shares under arrangements made between the selling agent and you

        - under certain other circumstances allowed under the 1940 Act

CHECKWRITING SERVICE
You can withdraw money from the Funds using our free checkwriting service. You can contact your investment professional or us to set up the service.

Here's how the service works:

  - Each check you write must be for $250 and no more than $100,000.

  - You can only use checks to make partial withdrawals. You can't use a check to make a full withdrawal of the shares you hold in a Fund.

  - Shares you sell by writing a check are eligible to receive distributions up to the day our custodian receives the check for payment.

  - We can change or cancel the service by giving you 30 days notice in writing.

AUTOMATIC WITHDRAWAL PLAN
The Automatic Withdrawal Plan lets you withdraw funds any day of the month on a monthly, quarterly or semi-annual basis. You can contact your investment professional or us to set up the plan.

Here's how the plan works:

  - Your account balance must be at least $5,000 to set up the plan. Certain fee based accounts are not subject to the $5,000 requirement.

  - If you set up the plan after you've opened your account, your signature must be Medallion Guaranteed.

  - You won't pay a CDSC if you withdraw 12% or less of the value of your shares in a year. Otherwise, we'll deduct any CDSC from the withdrawals.

  - We'll send you a check or deposit the money directly to your bank account.

  - You can cancel the plan by giving your selling agent or us 30 days notice in writing.

It's important to remember that if you withdraw more than your investment in the Fund is earning, you'll eventually use up your original investment.

--------------------------------------------------------------------------------

YOU SHOULD MAKE SURE YOU UNDERSTAND THE INVESTMENT OBJECTIVE AND POLICIES OF THE FUND YOU'RE EXCHANGING INTO. PLEASE READ ITS PROSPECTUS CAREFULLY.

--------------------------------------------------------------------------------



(ARROWS GRAPHIC)   EXCHANGING SHARES

      You can generally sell shares of a Fund to buy shares of another Fund distributed by the Distributor. This is called an exchange. You might want to do this if your investment goals or tolerance for risk changes.

      Here's how exchanges work:

        - You can generally exchange Class B shares of a Fund for Class B shares of any other Fund distributed by the Distributor. Some exceptions apply.

        - You won't pay a CDSC on the shares you're exchanging. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC will be based on the period from when you bought the original shares until you sold the shares you received from the exchange.

        - The rules for buying shares of a Fund, including any minimum investment requirements, apply to exchanges into that Fund.

        - You may only make exchanges into a Fund that is legally sold in your state of residence.

        - A sales charge may apply when exchanging from a Money Market Fund to a Fund with a front-end sales charge.

        - You generally may only make an exchange into a Fund that is accepting investments.

        - We may limit the number of exchanges you can make within a specified period of time.

        - We may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

        - You cannot exchange any shares you own in certificate form until the Transfer Agent has received the certificate and deposited the shares to your account.

      You may exchange your shares for shares of the same share class (and in some cases, certain other classes) of another Fund distributed by the Distributor, at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original Fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes. The Fund may terminate your exchange privilege if the Advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "SHORT TERM TRADING ACTIVITY AND MARKET TIMING." To exchange by telephone, call 1.800.345.6611. Please have your account and taxpayer identification numbers available when calling.

AUTOMATIC EXCHANGE FEATURE
The Automatic Exchange Feature lets you exchange $100 or more of Class B or Class C shares any day of the month. You can contact your investment professional or us to set up the plan.

Here's how automatic exchanges work:

  - Send your request to the Transfer Agent in writing or call 1.800.345.6611.

  - If you set up your plan to exchange more than $100,000 you must have your signature Medallion Guaranteed.

  - You can choose to have us transfer your money on any day of the month.

  - The rules for making exchanges apply to automatic exchanges.

AUTOMATED DOLLAR COST AVERAGING FEATURE
The Automated Dollar Cost Averaging Feature lets you systematically exchange $100 or more of Class B or Class C shares for shares of the same class of up to 5 other Columbia Funds non-money market funds, every month or quarter. You can contact your investment professional or us to set up the plan.

Here's how automated dollar cost averaging works:

  - Send your request to the Transfer Agent in writing or call 1.800.345.6611.

  - You need not have an investment in the Funds you want to exchange into.

  - If you set up your plan to exchange more than $50,000 you must have your signature Medallion Guaranteed.

  - You can choose to have us transfer your money on any day of the month.

  - The rules for making exchanges apply to dollar cost averaging exchanges, except that the minimum investment requirements of the Columbia Funds non-money market funds do not apply to these exchanges.

How selling and servicing agents are paid
(PERCENT GRAPHIC)


Selling and servicing agents usually receive compensation based on your investment in the Funds. The kind and amount of the compensation depends on the share class in which you invest. Selling agents typically pay a portion of the compensation they receive to their investment professionals.

COMMISSIONS

Your selling agent may receive an up-front commission (reallowance) when you buy a Fund. The amount of this commission depends on which share class you choose:

  - up to 4.00% of the offering price per share of Class B shares. The commission is not deducted from your purchase -- we pay your selling agent directly.

  - up to 1.00% of the net asset value per share of Class C shares. The commission is not deducted from your purchase -- we pay your selling agent directly.

If you buy or hold Class B or Class C shares you will be subject to distribution (12b-1), shareholder servicing and shareholder administration fees and may be subject to a CDSC when you sell your shares.

--------------------------------------------------------------------------------

THE FINANCIAL INSTITUTION OR INTERMEDIARY THAT BUYS SHARES FOR YOU IS ALSO SOMETIMES REFERRED TO AS A SELLING AGENT.

THE DISTRIBUTION FEE IS OFTEN REFERRED TO AS A "12B-1" FEE BECAUSE IT'S PAID THROUGH A PLAN APPROVED UNDER RULE 12B-1 OF THE 1940 ACT.

THE SELLING AGENT MAY CHARGE OTHER FEES FOR SERVICES PROVIDED TO YOUR ACCOUNT.

--------------------------------------------------------------------------------


DISTRIBUTION (12B-1) AND SHAREHOLDER SERVICING AND ADMINISTRATION FEES

The Distributor and selling and servicing agents are compensated for selling shares and providing services to investors under distribution, shareholder servicing and shareholder administration plans.

The Distributor may receive a maximum annual distribution (12b-1) fee of 0.75% of the average daily net assets of Class B and Class C shares of the Funds, some or all of which may be paid to selling agents.

Servicing agents may receive a maximum annual shareholder servicing fee of 0.25% of the average daily net assets of Class B and Class C shares of the Funds.

The Adviser and/or financial institutions may receive a maximum annual shareholder administration fee of up to 0.10% of the average daily net assets of the Class B and Class C shares of the Funds.

Fees are calculated daily and paid to the Distributor periodically. Because these fees are paid out of the Fund's assets on an ongoing basis, over time they will increase the cost of your investment, and may cost you more than any sales charges you may pay.

The Funds pay these fees to the Distributor and/or to eligible selling and servicing agents and financial institutions, including the Adviser or other affiliates, for as long as the plans continue. We may reduce or discontinue payments at any time.

OTHER COMPENSATION

Selling and servicing agents may also receive:

  - a bonus, incentive or other compensation relating to the sale, promotion and marketing of the Funds

  - additional amounts on all sales of shares:

    - up to 1.00% of the net asset value per share of Class B shares

    - up to 1.00% of the net asset value per share of Class C shares

  - non-cash compensation like trips to sales seminars, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise

Any such compensation, which is paid by the Adviser or the Distributor and not by the Funds, is discretionary and may be available only to selected selling and servicing agents. For example, the Distributor sometimes sponsors promotions involving Banc of America Investment Services, Inc., an affiliate of the Adviser and the Distributor, and certain other selling or servicing agents. Selected selling or servicing agents also may receive compensation for opening or servicing a minimum number of accounts.

The Adviser and the Distributor may pay significant amounts from their own assets to selling or servicing agents of the Funds for distribution-related activities or other services they provide. These amounts, which are in addition to any sales charges, distribution (12b-1) and shareholder servicing fees paid by the Funds, may be fixed dollar amounts or a percentage of sales or both, and may be up-front or ongoing payments or both. Agents may agree to provide a variety of marketing related services or access-advantages to the Funds, including, for example, presenting Funds on "preferred" or "select" lists, in return for the payments. Selling or servicing agents, in turn, may pay some or all of these amounts to their employees who recommend or sell Fund shares or allocate or invest client assets among different investment options.

In addition, the Adviser and the Distributor may pay significant amounts from their own assets for services provided and costs incurred by third parties of a type that would typically be provided or incurred directly by the Columbia Funds' transfer agent. The Columbia Funds also may pay significant amounts to third party intermediaries, including selling and servicing agents, for providing these types of services or incurring these types of costs.

These and other payments, and the difference between payments made with respect to the Funds and those made with respect to other mutual funds available through the agent, may give rise to conflicts of interest between the agent and its clients. You should be aware of these potential conflicts of interest and discuss these matters with your selling or servicing agent.

Distributions and taxes
(TAXES GRAPHIC)

--------------------------------------------------------------------------------

THE POWER OF COMPOUNDING

REINVESTING YOUR DISTRIBUTIONS BUYS YOU MORE SHARES OF A FUND -- WHICH LETS YOU TAKE ADVANTAGE OF THE POTENTIAL FOR COMPOUND GROWTH.

PUTTING THE MONEY YOU EARN BACK INTO YOUR INVESTMENT MEANS IT, IN TURN, MAY EARN EVEN MORE MONEY. OVER TIME, THE POWER OF COMPOUNDING HAS THE POTENTIAL TO SIGNIFICANTLY INCREASE THE VALUE OF YOUR INVESTMENT. THERE IS NO ASSURANCE, HOWEVER, THAT YOU'LL EARN MORE MONEY IF YOU REINVEST YOUR DISTRIBUTIONS.

--------------------------------------------------------------------------------


ABOUT DISTRIBUTIONS

A mutual fund can make money two ways:

  - It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.

  - A fund can also have capital gain if the value of its investments increases. If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.

A mutual fund is not subject to federal income tax as long as it distributes all of its net investment income and net realized capital gain to its shareholders. The Funds intend to pay out a sufficient amount of their income and capital gain to their shareholders so the Funds won't have to pay any federal income tax. When a Fund makes this kind of a payment, it's split among all shares and is called a distribution.

Although the Funds do not expect to realize any capital gain, any capital gain realized by a Fund will be distributed at least once a year. The Funds declare distributions of net investment income each business day, and pay them on the first business day of each month. Normally, each Fund will declare and pay distributions of net investment income as indicated above. The Funds may, however, declare and pay distributions of net investment income more frequently.

Any distribution you receive is paid based on the number of shares you hold on the record date, which is usually the day the distribution is declared (daily distribution Funds) or the day before the distribution is declared (all other Funds). Shares are eligible to receive net investment income distributions from the settlement date (daily distribution Funds), trade date (all other Funds) or realized capital gain from the trade date of the purchase up to and including the day before the shares are sold.

Different share classes of a Fund usually pay different net investment income distribution amounts, because each class has different expenses.

We'll automatically reinvest distributions in additional shares of the same Fund unless you tell us you want to receive your distributions in cash. You can do this by writing to us at the address on the back cover, or by calling us at
1.800.345.6611. Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

--------------------------------------------------------------------------------

THIS INFORMATION IS A SUMMARY OF HOW FEDERAL INCOME TAXES MAY AFFECT YOUR INVESTMENT IN THE FUNDS. IT DOES NOT APPLY TO FOREIGN OR TAX-EXEMPT INVESTORS OR THOSE HOLDING FUND SHARES THROUGH A TAX-ADVANTAGED ACCOUNT, SUCH AS A 401(K) PLAN OR IRA. THIS INFORMATION IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING. YOU SHOULD CONSULT WITH YOUR OWN TAX ADVISER ABOUT YOUR SITUATION, INCLUDING ANY FOREIGN, STATE AND LOCAL TAXES THAT MAY APPLY.




 FOR MORE INFORMATION ABOUT TAXES, PLEASE SEE THE SAI.

--------------------------------------------------------------------------------


HOW TAXES AFFECT YOUR INVESTMENT

Distributions of a Fund's ordinary income and any net short-term capital gain, if any, generally are taxable to you as ordinary income. Although the Funds do not expect to realize any capital gain, any distributions of realized net long-term capital gain, if any, generally are taxable to you as long-term capital gain.

In general, corporate shareholders will not be able to deduct any distributions when determining their taxable income. Fund distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund. Following the end of each year, we'll send you a notice that tells you how much you've received in distributions during the year and their federal tax status. State and local taxes may also apply to distributions.

COLUMBIA MUNICIPAL RESERVES, COLUMBIA TAX-EXEMPT RESERVES, COLUMBIA CALIFORNIA TAX-EXEMPT RESERVES, COLUMBIA NEW YORK TAX-EXEMPT RESERVES

In general, you will not be subject to federal income tax on distributions from Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves and Columbia New York Tax-Exempt Reserves of their tax-exempt interest income. Distributions from Columbia California Tax-Exempt Reserves of its interest income from California municipal securities will not be subject to California state individual income tax. Distributions from Columbia New York Tax-Exempt Reserves of its interest income from New York municipal securities will not be subject to New York State and New York City individual income tax. Distributions from these Funds, however, may be subject to state, local and other taxes.

Although these Funds do not intend to earn any taxable income or capital gain, any distributions of such income or gain generally are subject to tax.

A portion of the distributions from Columbia Municipal Reserves, Columbia California Tax-Exempt Reserves and Columbia New York Tax-Exempt Reserves may also be subject to alternative minimum taxes.

U.S. GOVERNMENT OBLIGATIONS

If you invest in U.S. government obligations directly, interest on those obligations is free from state and local individual income taxes. Distributions you receive that come from interest a Fund earns from U.S. government obligations may not be exempt from these taxes. Please consult with your tax adviser.

WITHHOLDING TAX

We're required by federal law to withhold tax on any distributions and redemption proceeds paid to you (including amounts paid in securities and exchanges) if:

  - you haven't given us a correct Taxpayer Identification Number (TIN), usually your social security or employer identification number, and haven't certified that the TIN is correct and withholding doesn't apply

  - the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records
  - the IRS informs us that you're otherwise subject to backup withholding

The IRS may also impose penalties against you if you don't give us a correct
TIN.

Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.

TAXATION OF REDEMPTIONS AND EXCHANGES

As long as a Fund continually maintains a $1.00 net asset value per share, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your shares of the Fund.

Legal matters

On February 9, 2005, Banc of America Capital Management, LLC ("BACAP" (now, the Advisor)) and BACAP Distributors, LLC (which has subsequently merged into the Distributor) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the SEC (the "SEC Order"). A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website. Under the terms of the NYAG Settlement and SEC Order, BACAP and BACAP Distributors, LLC have agreed, among other things, to pay disgorgement and civil money penalties, to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices, to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures and to reduce management fees for five years. BACAP and BACAP Distributors, LLC are currently in the process of implementing the various terms of the NYAG Settlement and SEC Order.

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Columbia Funds Series Trust (formerly known as Nations Funds Trust), its Board of Trustees, Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors, LLC (collectively "BAC"). On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust (now known as Columbia Funds Series Trust), the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under the federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action. The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

Separately, a putative class action (Reinke v. Bank of America N.A., et al.) was filed against Nations Funds Trust and others on December 6, 2004 in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. Nations Funds Trust has filed a "motion to dismiss" that is pending. Discovery has recently been initiated. At the present time, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

Financial highlights
(DOLLAR SIGN GRAPHIC)

The financial highlights table is designed to help you understand how the Funds have performed for the past five years or, if shorter, the period of a Fund's operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned, assuming all dividends and distributions had been reinvested. Financial highlights for Class B shares and Class C shares of Columbia Tax-Exempt Reserves are not provided because these classes of shares for that Fund had not yet commenced operations during the period indicated.

This information has been audited by PricewaterhouseCoopers LLP. The independent registered public accounting firm's report and Columbia Funds financial statements are incorporated by reference into the SAI. Please see the back cover of this prospectus to find out how you can get a copy of the SAI.

COLUMBIA CASH RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                              YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
  CLASS B SHARES                               03/31/05             03/31/04             03/31/03             03/31/02
  Net asset value, beginning of period           $1.00                $1.00                $1.00                $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                  0.0060               0.0025               0.0053               0.0210
  LESS DISTRIBUTIONS:
  Dividends from net investment income         (0.0060)             (0.0025)             (0.0053)             (0.0210)
  Net asset value, end of period                 $1.00                $1.00                $1.00                $1.00
  TOTAL RETURN++                                 0.60%                0.25%                0.54%                2.12%
                                          ===================  ===================  ===================  ===================
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)          $22,076              $30,554              $54,493              $37,408
  Ratio of operating expenses to average
    net assets(a)                                1.16%              0.97%(c)             1.28%(b)             1.30%(b)
  Ratio of net investment income/(loss)
    to average net assets                        0.56%                0.24%                0.54%                1.82%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements(a)                    1.37%                1.36%                1.36%                1.37%

                                               YEAR ENDED
  CLASS B SHARES                                03/31/01
  Net asset value, beginning of period            $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                   0.0518
  LESS DISTRIBUTIONS:
  Dividends from net investment income          (0.0518)
  Net asset value, end of period                  $1.00
  TOTAL RETURN++                                  5.30%
                                           ===================
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)           $27,360
  Ratio of operating expenses to average
    net assets(a)                                 1.30%
  Ratio of net investment income/(loss)
    to average net assets                         5.12%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements(a)                     1.37%

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
(a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
(b) The effect of interest expense on the operating expense ratio was less than 0.01%.
(c) The reimbursement from the investment adviser is included in the ratio of operating expenses to average net assets (with waivers). The effect of this reimbursement on the operating expense ratio (with waivers) was less than 0.01%.

COLUMBIA CASH RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                              YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
  CLASS C SHARES                               03/31/05             03/31/04             03/31/03             03/31/02
  Net asset value, beginning of period           $1.00                $1.00                $1.00                $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                  0.0060               0.0025               0.0053               0.0210
  LESS DISTRIBUTIONS:
  Dividends from net investment income         (0.0060)             (0.0025)             (0.0053)             (0.0210)
  Net asset value, end of period                 $1.00                $1.00                $1.00                $1.00
  TOTAL RETURN++                                 0.60%                0.25%                0.54%                2.12%
                                          ===================  ===================  ===================  ===================
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)          $1,543               $1,508               $4,811               $1,357
  Ratio of operating expenses to average
    net assets(a)                                1.18%              0.98%(c)             1.28%(b)             1.30%(b)
  Ratio of net investment income/(loss)
    to average net assets                        0.55%                0.23%                0.54%                1.82%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements(a)                    1.37%                1.36%                1.36%                1.37%

                                               YEAR ENDED
  CLASS C SHARES                                03/31/01
  Net asset value, beginning of period            $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                   0.0518
  LESS DISTRIBUTIONS:
  Dividends from net investment income          (0.0518)
  Net asset value, end of period                  $1.00
  TOTAL RETURN++                                  5.30%
                                           ===================
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)           $1,717
  Ratio of operating expenses to average
    net assets(a)                                 1.30%
  Ratio of net investment income/(loss)
    to average net assets                         5.12%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements(a)                     1.37%

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
(a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
(b) The effect of interest expense on the operating expense ratio was less than 0.01%.
(c) The reimbursement from the investment adviser is included in the ratio of operating expenses to average net assets (with waivers). The effect of this reimbursement on the operating expense ratio (with waivers) was less than 0.01%.

COLUMBIA MONEY MARKET RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                              YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
  CLASS B SHARES                               03/31/05             03/31/04             03/31/03             03/31/02
  Net asset value, beginning of period           $1.00                $1.00                $1.00                $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                  0.0060               0.0025               0.0049               0.0201
  LESS DISTRIBUTIONS:
  Dividends from net investment income         (0.0060)             (0.0025)             (0.0049)             (0.0201)
  Net asset value, end of period                 $1.00                $1.00                $1.00                $1.00
  TOTAL RETURN++                                 0.60%                0.25%                0.49%                2.03%
                                          ===================  ===================  ===================  ===================
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)          $6,470               $8,955               $15,512              $9,407
  Ratio of operating expenses to average
    net assets(a)                                1.16%                0.94%              1.26%(b)               1.30%
  Ratio of net investment income/(loss)
    to average net assets                        0.56%                0.24%                0.48%                1.75%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements(a)                    1.37%                1.36%                1.36%                1.38%

                                               YEAR ENDED
  CLASS B SHARES                                03/31/01
  Net asset value, beginning of period            $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                   0.0515
  LESS DISTRIBUTIONS:
  Dividends from net investment income          (0.0515)
  Net asset value, end of period                  $1.00
  TOTAL RETURN++                                  5.27%
                                           ===================
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)           $6,907
  Ratio of operating expenses to average
    net assets(a)                               1.30%(b)
  Ratio of net investment income/(loss)
    to average net assets                         5.09%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements(a)                     1.37%

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
(a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
(b) The effect of interest expense on the operating expense ratio was less than 0.01%.

COLUMBIA MONEY MARKET RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                              YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
  CLASS C SHARES                               03/31/05             03/31/04             03/31/03             03/31/02
  Net asset value, beginning of period           $1.00                $1.00                $1.00                $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                  0.0060               0.0025               0.0049               0.0201
  LESS DISTRIBUTIONS:
  Dividends from net investment income         (0.0060)             (0.0025)             (0.0049)             (0.0201)
  Net asset value, end of period                 $1.00                $1.00                $1.00                $1.00
  TOTAL RETURN++                                 0.60%                0.25%                0.49%                2.03%
                                          ===================  ===================  ===================  ===================
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)           $988                 $754                $1,072                $408
  Ratio of operating expenses to average
    net assets(a)                                1.13%                0.93%              1.27%(b)               1.30%
  Ratio of net investment income/(loss)
    to average net assets                        0.49%                0.25%                0.47%                1.75%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements(a)                    1.37%                1.36%                1.36%                1.38%

                                               YEAR ENDED
  CLASS C SHARES                                03/31/01
  Net asset value, beginning of period            $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                   0.0208
  LESS DISTRIBUTIONS:
  Dividends from net investment income          (0.0208)
  Net asset value, end of period                  $1.00
  TOTAL RETURN++                                  2.08%
                                           ===================
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)            $340
  Ratio of operating expenses to average
    net assets(a)                               1.30%(b)
  Ratio of net investment income/(loss)
    to average net assets                         5.09%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements(a)                     1.37%

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
(a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
(b) The effect of interest expense on the operating expense ratio was less than 0.01%.

COLUMBIA TREASURY RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                              YEAR ENDED          YEAR ENDED          YEAR ENDED          YEAR ENDED
  CLASS B SHARES                               03/31/05            03/31/04            03/31/03            03/31/02
  Net asset value, beginning of period          $1.00               $1.00               $1.00               $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                  0.0051              0.0025              0.0047              0.0192
  LESS DISTRIBUTIONS:
  Dividends from net investment income         (0.0051)            (0.0025)            (0.0047)            (0.0192)
  Net asset value, end of period                $1.00               $1.00               $1.00               $1.00
  TOTAL RETURN++                                0.51%               0.25%               0.47%               1.93%
                                          ==================  ==================  ==================  ==================
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)           $238                $359                $535                $180
  Ratio of operating expenses to average
    net assets(a)                               1.12%               0.90%               1.22%               1.30%
  Ratio of net investment income/(loss)
    to average net assets                       0.47%               0.24%               0.50%               1.71%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements(a)                   1.37%               1.36%               1.36%               1.37%

                                               YEAR ENDED
  CLASS B SHARES                                03/31/01
  Net asset value, beginning of period           $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                   0.0493
  LESS DISTRIBUTIONS:
  Dividends from net investment income          (0.0493)
  Net asset value, end of period                 $1.00
  TOTAL RETURN++                                 5.04%
                                           ==================
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)            $237
  Ratio of operating expenses to average
    net assets(a)                               1.30%(b)
  Ratio of net investment income/(loss)
    to average net assets                        4.89%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements(a)                    1.37%

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
(a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
(b) The effect of interest expense on the operating expense ratio was less than 0.01%.

COLUMBIA TREASURY RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                           PERIOD ENDED
  CLASS C SHARES                                            07/23/03**
  Net asset value, beginning of period                         $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                                0.0008
  LESS DISTRIBUTIONS:
  Dividends from net investment income                       (0.0008)
  Net asset value, end of period                               $1.00
  TOTAL RETURN++                                               0.08%
                                          ===============================================
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)                         $--#
  Ratio of operating expenses to average
    net assets                                                1.05%+
  Ratio of net investment income/(loss)
    to average net assets                                     0.09%+
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                                    1.37%+

                                                            PERIOD ENDED
  CLASS C SHARES                                              03/31/03*
  Net asset value, beginning of period                          $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                                 0.0017
  LESS DISTRIBUTIONS:
  Dividends from net investment income                        (0.0017)
  Net asset value, end of period                                $1.00
  TOTAL RETURN++                                                0.15%
                                           ===============================================
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)                           $5
  Ratio of operating expenses to average
    net assets                                                 1.26%+
  Ratio of net investment income/(loss)
    to average net assets                                      0.46%+
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                                     1.36%+

* Columbia Treasury Reserves Class C shares commenced operations on July 16,
2002.
** Columbia Treasury Reserves Class C shares were fully redeemed on July 23,
2003.
+ Annualized.
++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
# Amount represents less than $500.

COLUMBIA GOVERNMENT RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                              YEAR ENDED          YEAR ENDED          YEAR ENDED          YEAR ENDED
  CLASS B SHARES                               03/31/05            03/31/04            03/31/03            03/31/02
  Net asset value, beginning of period          $1.00               $1.00               $1.00               $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                  0.0056              0.0025              0.0045              0.0193
  LESS DISTRIBUTIONS:
  Dividends from net investment income         (0.0056)            (0.0025)            (0.0045)            (0.0193)
  Net asset value, end of period                $1.00               $1.00               $1.00               $1.00
  TOTAL RETURN++                                0.57%               0.25%               0.45%               1.94%
                                          ==================  ==================  ==================  ==================
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)           $704                $917               $1,804              $2,105
  Ratio of operating expenses to average
    net assets(a)                               1.15%               0.92%               1.26%               1.30%
  Ratio of net investment income/(loss)
    to average net assets                       0.55%               0.24%               0.42%               1.60%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements(a)                   1.37%               1.36%               1.37%               1.38%

                                               YEAR ENDED
  CLASS B SHARES                                03/31/01
  Net asset value, beginning of period           $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                   0.0505
  LESS DISTRIBUTIONS:
  Dividends from net investment income          (0.0505)
  Net asset value, end of period                 $1.00
  TOTAL RETURN++                                 5.17%
                                           ==================
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)            $990
  Ratio of operating expenses to average
    net assets(a)                                1.30%
  Ratio of net investment income/(loss)
    to average net assets                        4.96%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements(a)                    1.39%

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
(a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

COLUMBIA GOVERNMENT RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                Period ended               Year ended                Year ended
  CLASS C SHARES                                 01/06/03**                 03/31/02                  03/31/01
  Net asset value, beginning of period             $1.00                     $1.00                     $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                     0.0037                    0.0193                    0.0505
  LESS DISTRIBUTIONS:
  Dividends from net investment income            (0.0037)                  (0.0193)                  (0.0505)
  Net asset value, end of period                   $1.00                     $1.00                     $1.00
  TOTAL RETURN++                                   0.37%                     1.95%                     5.17%
                                          ========================  ========================  ========================
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)              $--#                      $982                      $160
  Ratio of operating expenses to average
    net assets                                     1.30%+                    1.30%                    1.30%(a)
  Ratio of net investment income/(loss)
    to average net assets                          0.57%+                    1.60%                     4.96%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                         1.37%+                    1.38%                     1.39%

                                                 Period ended
  CLASS C SHARES                                  03/31/00*
  Net asset value, beginning of period              $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                      0.0126
  LESS DISTRIBUTIONS:
  Dividends from net investment income             (0.0126)
  Net asset value, end of period                    $1.00
  TOTAL RETURN++                                    1.26%
                                           ========================
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)               $746
  Ratio of operating expenses to average
    net assets                                    1.30%+(a)
  Ratio of net investment income/(loss)
    to average net assets                           4.16%+
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                          1.39%+

* Columbia Government Reserves Class C shares commenced operations on December 21, 1999.
** Columbia Government Reserves Class C shares were fully redeemed on January 6, 2003.
+ Annualized.
++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
# Amount represents less than $500.
(a) The effect of interest expense on the operating expense ratio was less than 0.01%.

COLUMBIA MUNICIPAL RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                              YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
  CLASS B SHARES                               03/31/05             03/31/04             03/31/03             03/31/02
  Net asset value, beginning of period           $1.00                $1.00                $1.00                $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                  0.0032               0.0019               0.0045               0.0113
  LESS DISTRIBUTIONS:
  Dividends from net investment income         (0.0032)             (0.0019)             (0.0045)             (0.0113)
  Net asset value, end of period                 $1.00                $1.00                $1.00                $1.00
  TOTAL RETURN++                                 0.32%                0.19%                0.45%                1.14%
                                          ===================  ===================  ===================  ===================
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)            $46                  $47                  $59                  $71
  Ratio of operating expenses to average
    net assets                                   1.11%                0.90%                1.03%                1.22%
  Ratio of net investment income/(loss)
    to average net assets                        0.31%                0.18%                0.40%                0.93%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                       1.38%                1.37%                1.38%                1.40%

                                               YEAR ENDED
  CLASS B SHARES                                03/31/01
  Net asset value, beginning of period            $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                   0.0282
  LESS DISTRIBUTIONS:
  Dividends from net investment income          (0.0282)
  Net asset value, end of period                  $1.00
  TOTAL RETURN++                                  2.86%
                                           ===================
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)             $64
  Ratio of operating expenses to average
    net assets                                    1.30%
  Ratio of net investment income/(loss)
    to average net assets                         2.83%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                        1.39%

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

COLUMBIA MUNICIPAL RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                 YEAR ENDED                YEAR ENDED                YEAR ENDED
  CLASS C SHARES                                 02/03/05*                  03/31/04                  03/31/03
  Net asset value, beginning of period             $1.00                     $1.00                     $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                     0.0022                    0.0019                    0.0044
  LESS DISTRIBUTIONS:
  Dividends from net investment income            (0.0022)                  (0.0019)                  (0.0044)
  Net asset value, end of period                   $1.00                     $1.00                     $1.00
  TOTAL RETURN++                                   0.22%                     0.19%                     0.45%
                                          ========================  ========================  ========================
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)              $--                      $2,503                    $2,525
  Ratio of operating expenses to average
    net assets                                     1.04%                     0.90%                     1.01%
  Ratio of net investment income/(loss)
    to average net assets                          0.21%                     0.18%                     0.42%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                         1.38%                     1.37%                     1.38%

                                                 PERIOD ENDED
  CLASS C SHARES                                  03/31/02**
  Net asset value, beginning of period              $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                     0.0000#
  LESS DISTRIBUTIONS:
  Dividends from net investment income            (0.0000)#
  Net asset value, end of period                    $1.00
  TOTAL RETURN++                                    0.00%#
                                           ========================
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)               $95
  Ratio of operating expenses to average
    net assets                                      1.30%+
  Ratio of net investment income/(loss)
    to average net assets                           0.93%+
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                          1.40%+

* Columbia Municipal Reserves Class C shares were fully redeemed on February 3, 2005.
** Columbia Municipal Reserves Class C shares commenced operations on March 28, 2002.
+ Annualized.
++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
# Amount represents less than $0.0001 or 0.01%, as applicable.

COLUMBIA CALIFORNIA TAX-EXEMPT
RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                              YEAR ENDED          YEAR ENDED          YEAR ENDED          YEAR ENDED
  CLASS B SHARES                               03/31/05            03/31/04            03/31/03            03/31/02
  Net asset value, beginning of period          $1.00               $1.00               $1.00               $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                  0.0029              0.0019              0.0022              0.0037
  LESS DISTRIBUTIONS:
  Dividends from net investment income         (0.0029)            (0.0019)            (0.0022)            (0.0037)
  Net asset value, end of period                $1.00               $1.00               $1.00               $1.00
  TOTAL RETURN++                                0.29%               0.19%               0.22%               0.37%
                                          ==================  ==================  ==================  ==================
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)            $7                  $7                  $7                 $--#
  Ratio of operating expenses to average
    net assets                                  1.14%               0.86%               0.97%               1.30%
  Ratio of net investment income/(loss)
    to average net assets                       0.31%               0.17%               0.40%               0.28%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                      1.38%               1.37%               1.37%               1.38%

                                              PERIOD ENDED
  CLASS B SHARES                               03/31/01*
  Net asset value, beginning of period           $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                   0.0038
  LESS DISTRIBUTIONS:
  Dividends from net investment income          (0.0038)
  Net asset value, end of period                 $1.00
  TOTAL RETURN++                                 0.38%
                                           ==================
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)            $64
  Ratio of operating expenses to average
    net assets                                   1.30%+
  Ratio of net investment income/(loss)
    to average net assets                        2.23%+
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                       1.38%+

* Columbia California Tax-Exempt Reserves Class B shares commenced operations on December 29, 2000.
+ Annualized.
++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
# Amount represents less than $500.

COLUMBIA CALIFORNIA TAX-EXEMPT
RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                           PERIOD ENDED
  CLASS C SHARES                                           4/29/2004+++
  Net asset value, beginning of period                         $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                                0.0001
  LESS DISTRIBUTIONS:
  Dividends from net investment income                       (0.0001)
  Net asset value, end of period                               $1.00
  TOTAL RETURN++                                               0.01%
                                          ===============================================
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)                         $--#
  Ratio of operating expenses to average
    net assets                                                0.96%+
  Ratio of net investment income/(loss)
    to average net assets                                     0.16%+
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                                    1.38%+

                                                            PERIOD ENDED
  CLASS C SHARES                                              03/31/04*
  Net asset value, beginning of period                          $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                                 0.0011
  LESS DISTRIBUTIONS:
  Dividends from net investment income                        (0.0011)
  Net asset value, end of period                                $1.00
  TOTAL RETURN++                                                0.11%
                                           ===============================================
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)                          $199
  Ratio of operating expenses to average
    net assets                                                 0.84%+
  Ratio of net investment income/(loss)
    to average net assets                                      0.19%+
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                                     1.37%+

* Columbia California Tax-Exempt Reserves Class C shares commenced operations on August 1, 2003.
+ Annualized.
++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
+++ Columbia California Tax-Exempt Reserves Class C shares were fully redeemed on April 29, 2004.
# Amount represents less than $500.

COLUMBIA NEW YORK TAX-EXEMPT
RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                           PERIOD ENDED
  CLASS B SHARES                                            12/22/02**
  Net asset value, beginning of period                        $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                                0.0018
  LESS DISTRIBUTIONS:
  Dividends from net investment income                       (0.0018)
  Net asset value, end of period                              $1.00
  TOTAL RETURN++                                              0.18%
                                          ==============================================
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, of period (in 000's)                            $--##
  Ratio of operating expenses to average
    net assets                                                1.23%+
  Ratio of net investment income/(loss)
    to average net assets                                     0.17%+
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                                    1.88%+

                                                            PERIOD ENDED
  CLASS B SHARES                                             03/31/02*
  Net asset value, beginning of period                         $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                                0.0000#
  LESS DISTRIBUTIONS:
  Dividends from net investment income                       (0.0000)#
  Net asset value, end of period                               $1.00
  TOTAL RETURN++                                               0.00%#
                                           ==============================================
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, of period (in 000's)                               $1
  Ratio of operating expenses to average
    net assets                                                 1.30%+
  Ratio of net investment income/(loss)
    to average net assets                                     (0.07)%+
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                                     5.61%+

* Columbia New York Tax-Exempt Reserves Class B shares commenced operations on February 15, 2002.
** Columbia New York Tax-Exempt Reserves Class B shares were fully redeemed on December 22, 2002.
+ Annualized.
++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
# Amount represents less than $0.0001 or 0.01%, as applicable.
## Amount represents less than $500.

COLUMBIA NEW YORK TAX-EXEMPT
RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                           PERIOD ENDED
  CLASS C SHARES                                            12/22/02**
  Net asset value, beginning of period                        $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                                0.0018
  LESS DISTRIBUTIONS:
  Dividends from net investment income                       (0.0018)
  Net asset value, end of period                              $1.00
  TOTAL RETURN++                                              0.18%
                                          ==============================================
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)                        $--##
  Ratio of operating expenses to average
    net assets                                                1.23%+
  Ratio of net investment income/(loss)
    to average net assets                                     0.17%+
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                                    1.88%+

                                                            PERIOD ENDED
  CLASS C SHARES                                             03/31/02*
  Net asset value, beginning of period                         $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                                0.0000#
  LESS DISTRIBUTIONS:
  Dividends from net investment income                       (0.0000)#
  Net asset value, end of period                               $1.00
  TOTAL RETURN++                                               0.00%#
                                           ==============================================
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)                           $1
  Ratio of operating expenses to average
    net assets                                                 1.30%+
  Ratio of net investment income/(loss)
    to average net assets                                     (0.07)%+
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                                     5.61%+

* Columbia New York Tax-Exempt Reserves Class C shares commenced operations on February 15, 2002.
** Columbia New York Tax-Exempt Reserves Class C shares were fully redeemed on December 22, 2002.
+ Annualized.
++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
# Amount represents less than $0.0001 or 0.01%, as applicable.
## Amount represents less than $500.

Additional hypothetical fees and
expense information

The supplemental hypothetical investment information on the following pages provides additional information about the effect of the fees and expenses of each Fund, including investment advisory fees and other Fund costs, on the Funds' returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each class of the Funds assuming a 5% return each year, the hypothetical year-end balance before fees and expenses and the cumulative return after fees and expenses. The charts also assume that the annual expense ratios stay the same throughout the 10-year period, that all dividends and distributions are reinvested and that Class B shares convert to Market Shares after eight years. The annual expense ratio used for each Fund, which is the same as that stated in the Annual Fund Operating Expenses tables, is reflected in the charts and is net of any contractual fee waiver or expense reimbursement. Your actual costs may be higher or lower.

COLUMBIA CASH RESERVES -- CLASS B SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT     ASSUMED RATE OF RETURN
              1.30%                            $10,000.00                             5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-  CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE    AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES       FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00             3.70%            $10,370.00      $  132.41
       2           10.25%            $11,025.00             7.54%            $10,753.69      $  137.30
       3           15.76%            $11,576.25            11.52%            $11,151.58      $  142.38
       4           21.55%            $12,155.06            15.64%            $11,564.18      $  147.65
       5           27.63%            $12,762.82            19.92%            $11,992.06      $  153.12
       6           34.01%            $13,400.96            24.36%            $12,435.77      $  158.78
       7           40.71%            $14,071.00            28.96%            $12,895.89      $  164.66
       8           47.75%            $14,774.55            33.73%            $13,373.04      $  170.75
       9           55.13%            $15,513.28            39.45%            $13,945.40      $   98.35
      10           62.89%            $16,288.95            45.42%            $14,542.27      $  102.56
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                        $ 4,542.27
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                          $1,407.95

COLUMBIA CASH RESERVES -- CLASS C SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT     ASSUMED RATE OF RETURN
              1.30%                            $10,000.00                             5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-  CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE    AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES       FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00             3.70%            $10,370.00      $  132.41
       2           10.25%            $11,025.00             7.54%            $10,753.69      $  137.30
       3           15.76%            $11,576.25            11.52%            $11,151.58      $  142.38
       4           21.55%            $12,155.06            15.64%            $11,564.18      $  147.65
       5           27.63%            $12,762.82            19.92%            $11,992.06      $  153.12
       6           34.01%            $13,400.96            24.36%            $12,435.77      $  158.78
       7           40.71%            $14,071.00            28.96%            $12,895.89      $  164.66
       8           47.75%            $14,774.55            33.73%            $13,373.04      $  170.75
       9           55.13%            $15,513.28            38.68%            $13,867.84      $  177.07
      10           62.89%            $16,288.95            43.81%            $14,380.95      $  183.62
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                        $ 4,380.95
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                          $1,567.73

COLUMBIA MONEY MARKET RESERVES -- CLASS B SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT     ASSUMED RATE OF RETURN
              1.30%                            $10,000.00                             5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-  CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE    AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES       FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00             3.70%            $10,370.00      $  132.41
       2           10.25%            $11,025.00             7.54%            $10,753.69      $  137.30
       3           15.76%            $11,576.25            11.52%            $11,151.58      $  142.38
       4           21.55%            $12,155.06            15.64%            $11,564.18      $  147.65
       5           27.63%            $12,762.82            19.92%            $11,992.06      $  153.12
       6           34.01%            $13,400.96            24.36%            $12,435.77      $  158.78
       7           40.71%            $14,071.00            28.96%            $12,895.89      $  164.66
       8           47.75%            $14,774.55            33.73%            $13,373.04      $  170.75
       9           55.13%            $15,513.28            39.45%            $13,945.40      $   98.35
      10           62.89%            $16,288.95            45.42%            $14,542.27      $  102.56
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                        $ 4,542.27
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                          $1,407.95

COLUMBIA MONEY MARKET RESERVES -- CLASS C SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT     ASSUMED RATE OF RETURN
              1.30%                            $10,000.00                             5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-  CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE    AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES       FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00             3.70%            $10,370.00      $  132.41
       2           10.25%            $11,025.00             7.54%            $10,753.69      $  137.30
       3           15.76%            $11,576.25            11.52%            $11,151.58      $  142.38
       4           21.55%            $12,155.06            15.64%            $11,564.18      $  147.65
       5           27.63%            $12,762.82            19.92%            $11,992.06      $  153.12
       6           34.01%            $13,400.96            24.36%            $12,435.77      $  158.78
       7           40.71%            $14,071.00            28.96%            $12,895.89      $  164.66
       8           47.75%            $14,774.55            33.73%            $13,373.04      $  170.75
       9           55.13%            $15,513.28            38.68%            $13,867.84      $  177.07
      10           62.89%            $16,288.95            43.81%            $14,380.95      $  183.62
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                        $ 4,380.95
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                          $1,567.73

COLUMBIA TREASURY RESERVES -- CLASS B SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT     ASSUMED RATE OF RETURN
              1.30%                            $10,000.00                             5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-   CUMULATIVE RETURN  HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE    AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES        FEES AND EXPENSES       EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00             3.70%            $10,370.00      $  132.41
       2           10.25%            $11,025.00             7.54%            $10,753.69      $  137.30
       3           15.76%            $11,576.25            11.52%            $11,151.58      $  142.38
       4           21.55%            $12,155.06            15.64%            $11,564.18      $  147.65
       5           27.63%            $12,762.82            19.92%            $11,992.06      $  153.12
       6           34.01%            $13,400.96            24.36%            $12,435.77      $  158.78
       7           40.71%            $14,071.00            28.96%            $12,895.89      $  164.66
       8           47.75%            $14,774.55            33.73%            $13,373.04      $  170.75
       9           55.13%            $15,513.28            39.45%            $13,945.40      $   98.35
      10           62.89%            $16,288.95            45.42%            $14,542.27      $  102.56
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                        $ 4,542.27
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                          $1,407.95

COLUMBIA TREASURY RESERVES -- CLASS C SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT     ASSUMED RATE OF RETURN
              1.30%                            $10,000.00                             5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-   CUMULATIVE RETURN  HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE    AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES        FEES AND EXPENSES       EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00             3.70%            $10,370.00      $  132.41
       2           10.25%            $11,025.00             7.54%            $10,753.69      $  137.30
       3           15.76%            $11,576.25            11.52%            $11,151.58      $  142.38
       4           21.55%            $12,155.06            15.64%            $11,564.18      $  147.65
       5           27.63%            $12,762.82            19.92%            $11,992.06      $  153.12
       6           34.01%            $13,400.96            24.36%            $12,435.77      $  158.78
       7           40.71%            $14,071.00            28.96%            $12,895.89      $  164.66
       8           47.75%            $14,774.55            33.73%            $13,373.04      $  170.75
       9           55.13%            $15,513.28            38.68%            $13,867.84      $  177.07
      10           62.89%            $16,288.95            43.81%            $14,380.95      $  183.62
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                        $ 4,380.95
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                          $1,567.73

COLUMBIA GOVERNMENT RESERVES -- CLASS B SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              1.30%                            $10,000.00                              5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-   CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE     AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES        FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00              3.70%            $10,370.00      $  132.41
       2           10.25%            $11,025.00              7.54%            $10,753.69      $  137.30
       3           15.76%            $11,576.25             11.52%            $11,151.58      $  142.38
       4           21.55%            $12,155.06             15.64%            $11,564.18      $  147.65
       5           27.63%            $12,762.82             19.92%            $11,992.06      $  153.12
       6           34.01%            $13,400.96             24.36%            $12,435.77      $  158.78
       7           40.71%            $14,071.00             28.96%            $12,895.89      $  164.66
       8           47.75%            $14,774.55             33.73%            $13,373.04      $  170.75
       9           55.13%            $15,513.28             39.45%            $13,945.40      $   98.35
      10           62.89%            $16,288.95             45.42%            $14,542.27      $  102.56
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                         $ 4,542.27
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                           $1,407.95

COLUMBIA GOVERNMENT RESERVES -- CLASS C SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              1.30%                            $10,000.00                              5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-   CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE     AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES        FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00              3.70%            $10,370.00      $  132.41
       2           10.25%            $11,025.00              7.54%            $10,753.69      $  137.30
       3           15.76%            $11,576.25             11.52%            $11,151.58      $  142.38
       4           21.55%            $12,155.06             15.64%            $11,564.18      $  147.65
       5           27.63%            $12,762.82             19.92%            $11,992.06      $  153.12
       6           34.01%            $13,400.96             24.36%            $12,435.77      $  158.78
       7           40.71%            $14,071.00             28.96%            $12,895.89      $  164.66
       8           47.75%            $14,774.55             33.73%            $13,373.04      $  170.75
       9           55.13%            $15,513.28             38.68%            $13,867.84      $  177.07
      10           62.89%            $16,288.95             43.81%            $14,380.95      $  183.62
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                         $ 4,380.95
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                           $1,567.73

COLUMBIA MUNICIPAL RESERVES -- CLASS B SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              1.30%                            $10,000.00                              5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-   CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE     AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES        FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00              3.70%            $10,370.00      $  132.41
       2           10.25%            $11,025.00              7.54%            $10,753.69      $  137.30
       3           15.76%            $11,576.25             11.52%            $11,151.58      $  142.38
       4           21.55%            $12,155.06             15.64%            $11,564.18      $  147.65
       5           27.63%            $12,762.82             19.92%            $11,992.06      $  153.12
       6           34.01%            $13,400.96             24.36%            $12,435.77      $  158.78
       7           40.71%            $14,071.00             28.96%            $12,895.89      $  164.66
       8           47.75%            $14,774.55             33.73%            $13,373.04      $  170.75
       9           55.13%            $15,513.28             39.44%            $13,944.07      $   99.71
      10           62.89%            $16,288.95             45.39%            $14,539.48      $  103.96
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                         $ 4,539.48
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                           $1,410.72

COLUMBIA MUNICIPAL RESERVES -- CLASS C SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              1.30%                            $10,000.00                              5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-   CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE     AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES        FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00              3.70%            $10,370.00      $  132.41
       2           10.25%            $11,025.00              7.54%            $10,753.69      $  137.30
       3           15.76%            $11,576.25             11.52%            $11,151.58      $  142.38
       4           21.55%            $12,155.06             15.64%            $11,564.18      $  147.65
       5           27.63%            $12,762.82             19.92%            $11,992.06      $  153.12
       6           34.01%            $13,400.96             24.36%            $12,435.77      $  158.78
       7           40.71%            $14,071.00             28.96%            $12,895.89      $  164.66
       8           47.75%            $14,774.55             33.73%            $13,373.04      $  170.75
       9           55.13%            $15,513.28             38.68%            $13,867.84      $  177.07
      10           62.89%            $16,288.95             43.81%            $14,380.95      $  183.62
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                         $ 4,380.95
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                           $1,567.73

COLUMBIA TAX-EXEMPT RESERVES -- CLASS B SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              1.30%                            $10,000.00                              5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-   CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE     AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES        FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00              3.70%            $10,370.00      $  132.41
       2           10.25%            $11,025.00              7.54%            $10,753.69      $  137.30
       3           15.76%            $11,576.25             11.52%            $11,151.58      $  142.38
       4           21.55%            $12,155.06             15.64%            $11,564.18      $  147.65
       5           27.63%            $12,762.82             19.92%            $11,992.06      $  153.12
       6           34.01%            $13,400.96             24.36%            $12,435.77      $  158.78
       7           40.71%            $14,071.00             28.96%            $12,895.89      $  164.66
       8           47.75%            $14,774.55             33.73%            $13,373.04      $  170.75
       9           55.13%            $15,513.28             39.44%            $13,944.07      $   99.71
      10           62.89%            $16,288.95             45.39%            $14,539.48      $  103.96
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                         $ 4,539.48
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                           $1,410.72

COLUMBIA TAX-EXEMPT RESERVES -- CLASS C SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              1.30%                            $10,000.00                              5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-   CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE     AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES        FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00              3.70%            $10,370.00      $  132.41
       2           10.25%            $11,025.00              7.54%            $10,753.69      $  137.30
       3           15.76%            $11,576.25             11.52%            $11,151.58      $  142.38
       4           21.55%            $12,155.06             15.64%            $11,564.18      $  147.65
       5           27.63%            $12,762.82             19.92%            $11,992.06      $  153.12
       6           34.01%            $13,400.96             24.36%            $12,435.77      $  158.78
       7           40.71%            $14,071.00             28.96%            $12,895.89      $  164.66
       8           47.75%            $14,774.55             33.73%            $13,373.04      $  170.75
       9           55.13%            $15,513.28             38.68%            $13,867.84      $  177.07
      10           62.89%            $16,288.95             43.81%            $14,380.95      $  183.62
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                         $ 4,380.95
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                           $1,567.73

COLUMBIA CALIFORNIA TAX-EXEMPT RESERVES -- CLASS B SHARES

      ANNUAL EXPENSE RATIO        INITIAL HYPOTHETICAL INVESTMENT AMOUNT        ASSUMED RATE OF RETURN
              1.30%                             $10,000.00                                5%
              CUMULATIVE RETURN   HYPOTHETICAL YEAR-    CUMULATIVE RETURN   HYPOTHETICAL YEAR-     ANNUAL
               BEFORE FEES AND    END BALANCE BEFORE     AFTER FEES AND      END BALANCE AFTER    FEES AND
     YEAR         EXPENSES         FEES AND EXPENSES        EXPENSES         FEES AND EXPENSES    EXPENSES
       1            5.00%             $10,500.00              3.70%             $10,370.00        $  132.41
       2           10.25%             $11,025.00              7.54%             $10,753.69        $  137.30
       3           15.76%             $11,576.25             11.52%             $11,151.58        $  142.38
       4           21.55%             $12,155.06             15.64%             $11,564.18        $  147.65
       5           27.63%             $12,762.82             19.92%             $11,992.06        $  153.12
       6           34.01%             $13,400.96             24.36%             $12,435.77        $  158.78
       7           40.71%             $14,071.00             28.96%             $12,895.89        $  164.66
       8           47.75%             $14,774.55             33.73%             $13,373.04        $  170.75
       9           55.13%             $15,513.28             39.44%             $13,944.07        $   99.71
      10           62.89%             $16,288.95             45.39%             $14,539.48        $  103.96
    TOTAL GAIN BEFORE FEES &
             EXPENSES                 $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                           $ 4,539.48
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                               $1,410.72

COLUMBIA CALIFORNIA TAX-EXEMPT RESERVES -- CLASS C SHARES

      ANNUAL EXPENSE RATIO        INITIAL HYPOTHETICAL INVESTMENT AMOUNT        ASSUMED RATE OF RETURN
              1.30%                             $10,000.00                                5%
              CUMULATIVE RETURN   HYPOTHETICAL YEAR-    CUMULATIVE RETURN   HYPOTHETICAL YEAR-     ANNUAL
               BEFORE FEES AND    END BALANCE BEFORE     AFTER FEES AND      END BALANCE AFTER    FEES AND
     YEAR         EXPENSES         FEES AND EXPENSES        EXPENSES         FEES AND EXPENSES    EXPENSES
       1            5.00%             $10,500.00              3.70%             $10,370.00        $  132.41
       2           10.25%             $11,025.00              7.54%             $10,753.69        $  137.30
       3           15.76%             $11,576.25             11.52%             $11,151.58        $  142.38
       4           21.55%             $12,155.06             15.64%             $11,564.18        $  147.65
       5           27.63%             $12,762.82             19.92%             $11,992.06        $  153.12
       6           34.01%             $13,400.96             24.36%             $12,435.77        $  158.78
       7           40.71%             $14,071.00             28.96%             $12,895.89        $  164.66
       8           47.75%             $14,774.55             33.73%             $13,373.04        $  170.75
       9           55.13%             $15,513.28             38.68%             $13,867.84        $  177.07
      10           62.89%             $16,288.95             43.81%             $14,380.95        $  183.62
    TOTAL GAIN BEFORE FEES &
             EXPENSES                 $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                           $ 4,380.95
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                               $1,567.73

COLUMBIA NEW YORK TAX-EXEMPT RESERVES -- CLASS B SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT     ASSUMED RATE OF RETURN
              1.30%                            $10,000.00                             5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-  CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE    AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES       FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00             3.70%            $10,370.00      $  132.41
       2           10.25%            $11,025.00             7.54%            $10,753.69      $  137.30
       3           15.76%            $11,576.25            11.52%            $11,151.58      $  142.38
       4           21.55%            $12,155.06            15.64%            $11,564.18      $  147.65
       5           27.63%            $12,762.82            19.92%            $11,992.06      $  153.12
       6           34.01%            $13,400.96            24.36%            $12,435.77      $  158.78
       7           40.71%            $14,071.00            28.96%            $12,895.89      $  164.66
       8           47.75%            $14,774.55            33.73%            $13,373.04      $  170.75
       9           55.13%            $15,513.28            39.11%            $13,910.63      $  133.69
      10           62.89%            $16,288.95            44.70%            $14,469.84      $  139.06
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                        $ 4,469.84
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                          $1,479.80

COLUMBIA NEW YORK TAX-EXEMPT RESERVES -- CLASS C SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT     ASSUMED RATE OF RETURN
              1.30%                            $10,000.00                             5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-  CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE    AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES       FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00             3.70%            $10,370.00      $  132.41
       2           10.25%            $11,025.00             7.54%            $10,753.69      $  137.30
       3           15.76%            $11,576.25            11.52%            $11,151.58      $  142.38
       4           21.55%            $12,155.06            15.64%            $11,564.18      $  147.65
       5           27.63%            $12,762.82            19.92%            $11,992.06      $  153.12
       6           34.01%            $13,400.96            24.36%            $12,435.77      $  158.78
       7           40.71%            $14,071.00            28.96%            $12,895.89      $  164.66
       8           47.75%            $14,774.55            33.73%            $13,373.04      $  170.75
       9           55.13%            $15,513.28            38.68%            $13,867.84      $  177.07
      10           62.89%            $16,288.95            43.81%            $14,380.95      $  183.62
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                        $ 4,380.95
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                          $1,567.73

--------------------------------------------------------------------------------

THIS GLOSSARY INCLUDES EXPLANATIONS OF THE IMPORTANT TERMS THAT MAY BE USED IN THIS PROSPECTUS. SOME OF THE TERMS EXPLAINED MAY APPLY TO COLUMBIA FUNDS NOT INCLUDED IN THIS PROSPECTUS.

--------------------------------------------------------------------------------


Terms used in this prospectus
(BOOK GRAPHIC)

80% POLICY -- Rule 35d-1 under the 1940 Act (the "Names Rule"), requires certain Funds to adopt an investment policy requiring that, under normal circumstances, at least 80% of its assets will be invested in the type of investment suggested by its name. In most cases, the Names Rule gives affected Funds the option to either (i) declare the 80% Policy a fundamental policy, which means it can only be changed by shareholder approval, or (ii) commit to provide notice to shareholders before changing the 80% Policy. In some cases, the Names Rule requires affected Funds to declare their 80% Policy a fundamental policy. The SAI identifies each Fund that has adopted an 80% Policy as a fundamental policy as well as each Fund that has committed to provide notice to shareholders before changing its 80% Policy.

AMORTIZED COST METHOD -- under Rule 2a-7 of the 1940 Act, the method of calculating an investment company's net asset value whereby portfolio securities are valued at the Fund's acquisition cost as adjusted for amortization of premium or accretion of discount rather than at their value based on current market factors.

AVERAGE DOLLAR-WEIGHTED MATURITY -- the average length of time until the debt securities held by a Fund reach maturity. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.

BANK OBLIGATION -- a money market instrument issued by a bank, including certificates of deposit, time deposits and bankers' acceptances.

CAPITAL GAIN OR LOSS -- the difference between the purchase price of a security and its selling price. You realize a capital gain when you sell a security for more than you paid for it. You realize a capital loss when you sell a security for less than you paid for it.

COMMERCIAL PAPER -- a short-term debt security issued by banks, corporations, municipalities and other borrowers.

COMMON STOCK -- a security that represents part equity ownership in a company. Common stock typically allows you to vote at shareholder meetings and to share in the company's profits by receiving dividends.

DEBT SECURITY -- when you invest in a debt security, you are typically lending your money to a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as U.S. Treasury obligations and commercial paper. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

EQUITY SECURITY -- an investment that gives you an equity ownership right in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.

FIRST-TIER SECURITY -- under Rule 2a-7 of the 1940 Act, a debt security that is an eligible investment for money market funds and has received a rating in the highest short-term rating category from a nationally recognized statistical rating organization (NRSRO) or if unrated, is determined by the Fund's portfolio management team to be of comparable quality, or is a money market fund issued by a registered investment company, or is a government security.

FIXED INCOME SECURITY -- an intermediate to long-term debt security that matures in more than one year.

GUARANTEED INVESTMENT CONTRACT -- an investment instrument issued by a rated insurance company in return for a payment by an investor.

HIGH QUALITY -- includes municipal securities that are rated in the top two highest short-term debt categories according to an NRSRO such as Standard & Poor's Corporation or Moody's Investors Service, Inc. The portfolio management team may consider an unrated municipal security if it is determined to be of comparable quality, based upon guidelines approved by the Fund's Board. Please see the SAI for more information about credit ratings.

INSTRUMENTALITY -- an instrumentality of the U.S. government is a government agency organized under federal charter with government supervision.

LIQUIDITY -- a measurement of how easily a security can be bought or sold at a price that is close to its market value.

MONEY MARKET INSTRUMENT -- a short-term debt security that is considered to mature in 13 months or less. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and certain municipal securities. For Columbia Treasury Reserves and Columbia Government Reserves, money market instruments do not include either commercial paper or municipal securities.

MUNICIPAL SECURITY (OBLIGATION) -- a debt security issued by state or local governments or governmental authorities to pay for public projects and services. "General obligations" are typically backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income from these securities is exempt from federal income taxes and is generally exempt from state taxes if you live in the state that issued the security. If you live in the municipality that issued the security, interest income may also be exempt from local taxes.

NON-DIVERSIFIED -- a fund that holds securities of fewer issuers or kinds of issuers than other kinds of funds. Non-diversified funds tend to have greater price swings than more diversified funds because events affecting one or more of its securities may have a disproportionately large effect on the fund.

PARTICIPATION -- a pass-through certificate representing a share in a pool of debt obligations or other instruments.

PASS-THROUGH CERTIFICATE -- securitized mortgages or other debt securities with interest and principal paid by a servicing intermediary shortly after interest payments are received from borrowers.

PRIVATE ACTIVITY BOND -- a municipal security that is used to finance private projects or other projects that aren't qualified for tax purposes. Interest on private activity bonds is generally taxable, unless it is specifically exempted, or may be treated as a tax preference item for federal alternative minimum tax purposes.

REPURCHASE AGREEMENT -- a short-term (often overnight) investment arrangement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return.

REVERSE REPURCHASE AGREEMENT -- a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price.

SECOND-TIER SECURITY -- under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds, but is not a first-tier security.

SETTLEMENT DATE -- the date on which an order is settled either by payment or delivery of securities.

SPECIAL PURPOSE ISSUER -- an entity organized solely to issue asset-backed securities on a pool of assets it owns.

TRADE DATE -- the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

U.S. GOVERNMENT OBLIGATIONS -- a wide range of debt securities that include U.S. Treasury obligations, securities issued or guaranteed by various agencies of the U.S. government, or by various instrumentalities which have been established or sponsored by the U.S. government. Securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. government.

U.S. TREASURY OBLIGATION -- a debt security issued or guaranteed by the U.S. Treasury. U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. government.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

COLUMBIA MANAGEMENT.



Where to find more information

You'll find more information about Columbia Money Market Funds in the following documents:




ANNUAL AND SEMI-ANNUAL REPORTS

The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the independent registered public accounting firm's reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the period covered.

STATEMENT OF ADDITIONAL INFORMATION

The SAI contains additional information about the Funds and their policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.

You can obtain a free copy of these documents, request other information about the Funds and make shareholder inquiries by contacting Columbia Funds:

By telephone:
1.800.345.6611

By mail:
COLUMBIA FUNDS
C/O COLUMBIA FUNDS SERVICES
P.O. BOX 8081
BOSTON, MA 02266-8081

On the Internet:
WWW.COLUMBIAFUNDS.COM

Information about the Funds can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.



SEC file number: 811-09645
Columbia Funds Series Trust

PRO-36/91660-1105

COLUMBIA MANAGEMENT(R)





                              MONEY MARKET FUNDS

                              Prospectus -- Liquidity Class Shares

                              December 30, 2005





                              Columbia Cash Reserves
                              (formerly, Nations Cash Reserves)
                              Columbia Money Market Reserves
                              (formerly, Nations Money Market Reserves)
                              Columbia Treasury Reserves
                              (formerly, Nations Treasury Reserves)
                              Columbia Government Reserves
                              (formerly, Nations Government Reserves)
                              Columbia Municipal Reserves
                              (formerly, Nations Municipal Reserves)
                              Columbia Tax-Exempt Reserves
                              (formerly, Nations Tax-Exempt Reserves)
                              Columbia California Tax-Exempt Reserves
                              (formerly, Nations California Tax-Exempt Reserves) Columbia New York Tax-Exempt Reserves
                              (formerly, Nations New York Tax-Exempt Reserves)





                              THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE.

                              ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                         MAY LOSE VALUE
NOT FDIC-INSURED       NO BANK GUARANTEE

AN OVERVIEW OF THE FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TERMS USED IN THIS PROSPECTUS

IN THIS PROSPECTUS, WE, US AND OUR REFER TO THE COLUMBIA FUNDS FAMILY (COLUMBIA FUNDS OR COLUMBIA FUNDS FAMILY). SOME OTHER IMPORTANT TERMS WE'VE USED MAY BE NEW TO YOU. THESE ARE PRINTED IN ITALICS WHERE THEY FIRST APPEAR IN A SECTION AND ARE DESCRIBED IN TERMS USED IN THIS PROSPECTUS.




 YOU'LL FIND TERMS USED IN THIS PROSPECTUS ON PAGE 67.

YOUR INVESTMENT IN THESE FUNDS IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, N.A. (BANK OF AMERICA), THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. YOUR INVESTMENT MAY LOSE MONEY.

AFFILIATES OF BANK OF AMERICA ARE PAID FOR THE SERVICES THEY PROVIDE TO THE
FUNDS.

--------------------------------------------------------------------------------

This booklet, which is called a prospectus, tells you about some Columbia Money Market Funds. Please read it carefully, because it contains information that's designed to help you make informed investment decisions.

This prospectus offers Liquidity Class Shares of the Funds. This class of shares is designed primarily for financial institutions and intermediaries for their own accounts, and for certain of their client accounts. Please turn to BUYING, SELLING AND EXCHANGING SHARES for more information about who is eligible to buy this class of shares.

ABOUT THE FUNDS

The Money Market Funds seek to provide income while protecting the principal of your original investment by investing in money market instruments.

Money market instruments include short-term debt securities that are U.S. government issued or guaranteed or have relatively low risk. Your original investment and your return aren't guaranteed, however, and returns will vary as short-term interest rates change. Over time, the return on money market funds may be lower than the return on other kinds of mutual funds or investments.

ARE THESE FUNDS RIGHT FOR YOU?

Not every Fund is right for every investor. When you're choosing a Fund to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.

The Money Market Funds may be suitable for you if:

  - you're looking for a relatively low risk investment with stability of principal

  - you have short-term income needs

They may not be suitable for you if:

  - you're looking for higher returns and are prepared to assume a higher level of investment risk

  - you're more comfortable with bank deposits that are FDIC-insured

You'll find a discussion of each Fund's investment objective, principal investment strategies and principal risks in the Fund descriptions that start on page 4.

FOR MORE INFORMATION

If you have any questions about the Funds, please call us at 1.800.353.0828 if you're an institutional investor, or 1.800.345.6611 if you're an individual investor. You can also contact your investment professional.

You'll find more information about the Funds in the Statement of Additional Information (SAI). The SAI includes more detailed information about each Fund's investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.

WHAT'S INSIDE
--------------------------------------------------------------------------------

About the Funds
(FILE FOLDER GRAPHIC)

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT ADVISORS, LLC

COLUMBIA MANAGEMENT ADVISORS, LLC (THE ADVISER) IS THE INVESTMENT ADVISER TO EACH OF THE FUNDS. THE ADVISER IS RESPONSIBLE FOR THE OVERALL MANAGEMENT AND SUPERVISION OF THE INVESTMENT MANAGEMENT OF EACH FUND.




 YOU'LL FIND MORE ABOUT THE ADVISER STARTING ON PAGE 44.

--------------------------------------------------------------------------------


COLUMBIA CASH RESERVES                                           4
------------------------------------------------------------------
COLUMBIA MONEY MARKET RESERVES                                   8
------------------------------------------------------------------
COLUMBIA TREASURY RESERVES                                      12
------------------------------------------------------------------
COLUMBIA GOVERNMENT RESERVES                                    17
------------------------------------------------------------------
COLUMBIA MUNICIPAL RESERVES                                     22
------------------------------------------------------------------
COLUMBIA TAX-EXEMPT RESERVES                                    27
------------------------------------------------------------------
COLUMBIA CALIFORNIA TAX-EXEMPT RESERVES                         32
------------------------------------------------------------------
COLUMBIA NEW YORK TAX-EXEMPT RESERVES                           37
------------------------------------------------------------------
OTHER IMPORTANT INFORMATION                                     42
------------------------------------------------------------------
HOW THE FUNDS ARE MANAGED                                       44

About your investment
(DOLLAR SIGN GRAPHIC)

INFORMATION FOR INVESTORS
  Buying, selling and exchanging shares                         46
     How orders are processed                                   47
  How selling and servicing agents are paid                     52
  Distributions and taxes                                       54
  Legal matters                                                 57
------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                            58
------------------------------------------------------------------
ADDITIONAL HYPOTHETICAL FEES AND EXPENSE INFORMATION            63
------------------------------------------------------------------
TERMS USED IN THIS PROSPECTUS                                   68
------------------------------------------------------------------
WHERE TO FIND MORE INFORMATION                          BACK COVER

COLUMBIA CASH RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 44.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

THE FUND IS LISTED ON THE NATIONAL ASSOCIATION OF INSURANCE COMMISSIONERS' APPROVED LIST OF MONEY MARKET MUTUAL FUNDS.

FIRST-TIER SECURITIES

A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN A RATING IN THE HIGHEST CREDIT RATING CATEGORY BY A NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATION (NRSRO) OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. These securities include primarily:

  - commercial paper

  - bank obligations

  - short-term debt securities, including instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or instruments backed by, the securities and other assets owned by these issuers

  - short-term taxable municipal securities

  - repurchase agreements secured by first-tier securities, U.S. government obligations or U.S. Treasury obligations

The Fund may also invest in other money market funds, consistent with its investment objective and strategies. When the portfolio management team believes market conditions warrant, the Fund may invest more than 25% of its assets in U.S. dollar denominated bank obligations, including obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------




 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPHC       PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia Cash Reserves has the following risks:

      - INVESTMENT STRATEGY RISK -- Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.353.0828 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.345.6611 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Liquidity Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               1995     1996     1997     1998     1999     2000     2001     2002     2003     2004
               ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
               5.86%    5.29%    5.46%    5.42%    5.06%    6.31%    4.06%    1.66%    0.94%    1.10%



              *Year-to-date return as of June 30, 2005: 1.20%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 4TH QUARTER 2000:                     1.62%
         WORST: 2ND QUARTER 2004:                    0.20%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                                               LIFE OF
                                                 1 YEAR   5 YEARS   10 YEARS    FUND*
         LIQUIDITY CLASS SHARES                  1.10%     2.79%     4.10%      4.05%

      *THE INCEPTION DATE OF LIQUIDITY CLASS SHARES IS JANUARY 9, 1991.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Liquidity Class Shares can be found in the section ADDITIONAL
                   HYPOTHETICAL FEES AND EXPENSE INFORMATION following the FINANCIAL HIGHLIGHTS.

         SHAREHOLDER FEES                                           Liquidity Class
         (Fees paid directly from your investment)                      Shares
         Maximum sales charge (load) imposed on purchases                 N/A



         Maximum deferred sales charge (load)                             N/A



         ANNUAL FUND OPERATING EXPENSES(1)
         (Expenses that are deducted from the Fund's assets)



         Management fees(2)                                              0.25%



         Distribution (12b-1) and shareholder servicing fees             0.25%



                                                                         0.02%
         Other expenses                                                   ---------



         Total annual Fund operating expenses                            0.52%



                                                                        (0.17)%
         Fee waivers and/or reimbursements                                ---------



                                                                         0.35%
         Total net expenses(3)                                            =========

      (1)The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (2)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Liquidity Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         LIQUIDITY CLASS SHARES                  $36      $150      $274        $636

COLUMBIA MONEY MARKET RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 44.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

THE FUND IS LISTED ON THE NATIONAL ASSOCIATION OF INSURANCE COMMISSIONERS' APPROVED LIST OF MONEY MARKET MUTUAL FUNDS.

FIRST-TIER SECURITIES

A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN A RATING IN THE HIGHEST CREDIT RATING CATEGORY BY AN NRSRO OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. These securities include primarily:

  - commercial paper

  - bank obligations

  - short-term debt securities, including instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or instruments backed by, the securities and other assets owned by these issuers

  - short-term taxable municipal securities

  - repurchase agreements secured by first-tier securities, U.S. government obligations or U.S. Treasury obligations

The Fund may also invest in other money market funds, consistent with its investment objective and strategies. When the portfolio management team believes market conditions warrant, the Fund may invest more than 25% of its assets in U.S. dollar denominated bank obligations, including obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------




 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia Money Market Reserves has the following risks:

      - INVESTMENT STRATEGY RISK -- Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.353.0828 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.345.6611 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Liquidity Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               1999     2000     2001     2002     2003     2004
               ----     ----     ----     ----     ----     ----
               5.05%    6.30%    3.99%    1.59%    0.90%    1.09%



              *Year-to-date return as of June 30, 2005: 1.20%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 4TH QUARTER 2000:                     1.61%
         WORST: 2ND QUARTER 2004:                    0.19%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                                              LIFE OF
                                                           1 YEAR   5 YEARS    FUND*
         LIQUIDITY CLASS SHARES                            1.09%     2.75%     3.26%

      *THE INCEPTION DATE OF LIQUIDITY CLASS SHARES IS AUGUST 7, 1998.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Liquidity Class Shares can be found in the section ADDITIONAL
                   HYPOTHETICAL FEES AND EXPENSE INFORMATION following the FINANCIAL HIGHLIGHTS.

         SHAREHOLDER FEES                                           Liquidity Class
         (Fees paid directly from your investment)                      Shares
         Maximum sales charge (load) imposed on purchases                 N/A



         Maximum deferred sales charge (load)                             N/A



         ANNUAL FUND OPERATING EXPENSES(1)
         (Expenses that are deducted from the Fund's assets)



         Management fees(2)                                              0.25%



         Distribution (12b-1) and shareholder servicing fees             0.25%



         Other expenses                                                  0.02%
                                                                          ---------



         Total annual Fund operating expenses                            0.52%



         Fee waivers and/or reimbursements                              (0.17)%
                                                                          ---------



         Total net expenses(3)                                           0.35%
                                                                          =========

      (1)The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (2)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Liquidity Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         LIQUIDITY CLASS SHARES                  $36      $150      $274       $636

COLUMBIA TREASURY RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 44.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

THE FUND IS LISTED ON THE NATIONAL ASSOCIATION OF INSURANCE COMMISSIONERS' APPROVED LIST OF MONEY MARKET MUTUAL FUNDS.

FIRST-TIER SECURITIES

A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN A RATING IN THE HIGHEST CREDIT RATING CATEGORY BY AN NRSRO OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less. Under normal circumstances, the Fund will invest at least 80% of its assets in U.S. Treasury obligations, and repurchase agreements secured by U.S. Treasury obligations.

THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. These securities include primarily:

  - U.S. Treasury obligations

  - repurchase agreements and reverse repurchase agreements secured by U.S. Treasury obligations and U.S. government obligations

  - obligations whose principal and interest are backed by the U.S. government

The Fund may invest in other money market funds that invest in these instruments, consistent with its investment objective and strategies.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------






 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia Treasury Reserves has the following risks:

      - INVESTMENT STRATEGY RISK -- Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      - TAX CONSIDERATIONS -- The distributions paid by the Fund generally come from interest on U.S. government and U.S. Treasury obligations, which may be free from state income tax, but will be subject to federal income tax and may be subject to other state and local taxes. Any portion of a distribution that comes from income paid on other kinds of securities or from realized capital gains generally is subject to federal, state and local taxes. You should consult with your own tax adviser to determine the tax consequences to you of investing in the Fund.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.353.0828 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.345.6611 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Liquidity Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               1995     1996     1997     1998     1999     2000     2001     2002     2003     2004
               ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
               5.70%    5.17%    5.32%    5.23%    4.77%    6.03%    3.83%    1.54%    0.87%    1.00%



              *Year-to-date return as of June 30, 2005: 1.11%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 4TH QUARTER 2000:          1.57%
         WORST: 2ND QUARTER 2004:         0.17%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                                               LIFE OF
                                                 1 YEAR   5 YEARS   10 YEARS    FUND*
         LIQUIDITY CLASS SHARES                  1.00%     2.63%     3.93%      3.87%

      *THE INCEPTION DATE OF LIQUIDITY CLASS SHARES IS JANUARY 11, 1991.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Liquidity Class Shares can be found in the section ADDITIONAL
                   HYPOTHETICAL FEES AND EXPENSE INFORMATION following the FINANCIAL HIGHLIGHTS.

         SHAREHOLDER FEES                                           Liquidity Class
         (Fees paid directly from your investment)                      Shares
         Maximum sales charge (load) imposed on purchases                 N/A



         Maximum deferred sales charge (load)                             N/A



         ANNUAL FUND OPERATING EXPENSES(1)
         (Expenses that are deducted from the Fund's assets)



         Management fees(2)                                              0.25%



         Distribution (12b-1) and shareholder servicing fees             0.25%



         Other expenses                                                  0.02%
                                                                          ---------



         Total annual Fund operating expenses                            0.52%



         Fee waivers and/or reimbursements                              (0.17)%
                                                                          ---------



         Total net expenses(3)                                           0.35%
                                                                          =========

      (1)The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (2)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Liquidity Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         LIQUIDITY CLASS SHARES                  $36      $150      $274       $636




COLUMBIA GOVERNMENT RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 44.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

THE FUND IS LISTED ON THE NATIONAL ASSOCIATION OF INSURANCE COMMISSIONERS' APPROVED LIST OF MONEY MARKET MUTUAL FUNDS.

FIRST-TIER SECURITIES

A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN A RATING IN THE HIGHEST CREDIT RATING CATEGORY BY AN NRSRO OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less. Under normal circumstances, the Fund will invest at least 80% of its assets in U.S.
                   government obligations.

THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. These securities include primarily U.S. government obligations and U.S. Treasury obligations, the interest on which is generally free from state income tax.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------






 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia Government Reserves has the following risks:

      - INVESTMENT STRATEGY RISK -- Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      - TAX CONSIDERATIONS -- The distributions paid by the Fund generally come from interest on U.S. government and U.S. Treasury obligations, which may be free from state income tax, but will be subject to federal income tax and may be subject to other state and local taxes. Any portion of a distribution that comes from income paid on other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes. You should consult with your own tax adviser to determine the tax consequences to you of investing in the Fund.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.353.0828 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.345.6611 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Liquidity Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               1995     1996     1997     1998     1999     2000     2001     2002     2003     2004
               ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
               5.66%    5.19%    5.34%    5.27%    4.87%    6.17%    3.90%    1.51%    0.88%    1.05%



              *Year-to-date return as of June 30, 2005: 1.16%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 3RD QUARTER 2000:          1.59%
         WORST: 1ST QUARTER 2004:         0.18%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                                               LIFE OF
                                                 1 YEAR   5 YEARS   10 YEARS    FUND*
         LIQUIDITY CLASS SHARES                  1.05%     2.69%     3.97%      3.92%

      *THE INCEPTION DATE OF LIQUIDITY CLASS SHARES IS JANUARY 14, 1991.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Liquidity Class Shares can be found in the section ADDITIONAL
                   HYPOTHETICAL FEES AND EXPENSE INFORMATION following the FINANCIAL HIGHLIGHTS.

         SHAREHOLDER FEES                                           Liquidity Class
         (Fees paid directly from your investment)                      Shares
         Maximum sales charge (load) imposed on purchases                 N/A



         Maximum deferred sales charge (load)                             N/A



         ANNUAL FUND OPERATING EXPENSES(1)
         (Expenses that are deducted from the Fund's assets)



         Management fees(2)                                              0.25%



         Distribution (12b-1) and shareholder servicing fees             0.25%



         Other expenses                                                  0.02%
                                                                          ---------



         Total annual Fund operating expenses                            0.52%



         Fee waivers and/or reimbursements                              (0.17)%
                                                                          ---------



         Total net expenses(3)                                           0.35%
                                                                          =========

      (1)The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (2)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Liquidity Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         LIQUIDITY CLASS SHARES                  $36      $150      $274       $636

COLUMBIA MUNICIPAL RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 44.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

FIRST-TIER SECURITIES

A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN A RATING IN THE HIGHEST CREDIT RATING CATEGORY BY AN NRSRO OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from federal income taxes.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. Under normal circumstances, the Fund will invest at least 80% of its assets in securities that pay interest exempt from federal income tax, other than the federal alternative minimum tax. The Fund invests in municipal securities that, at the time of investment, are considered by the portfolio management team to have minimal credit risk and to be of high quality.

The Fund may invest all or any portion of its assets in municipal securities that finance private projects, called private activity bonds.

The Fund may also invest in instruments issued by certain trusts or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issuance of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------




 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia Municipal Reserves has the following risks:

      - INVESTMENT STRATEGY RISK -- Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      - HOLDING CASH -- The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the portfolio management team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.

      - TAX CONSIDERATIONS -- The distributions paid by the Fund generally come from interest on municipal obligations, which, in turn, generally are free from federal income tax, but may be subject to the federal alternative minimum tax and state, local and other taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains generally is subject to federal, state, local and other taxes. Shares of Columbia Municipal Reserves would not be suitable investments for tax-advantaged accounts or tax-exempt investors. We generally rely on opinions of the issuer's bond counsel that interest on a bond will be exempt from applicable taxes. Tax authorities are paying increased attention to whether such interest is exempt, and we can't assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.353.0828 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.345.6611 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Liquidity Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               1995     1996     1997     1998     1999     2000     2001     2002     2003     2004
               ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
               3.64%    3.27%    3.42%    3.24%    3.00%    3.88%    2.52%    1.21%    0.80%    0.91%



              *Year-to-date return as of June 30, 2005: 0.91%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 4TH QUARTER 2000:                   1.02%
         WORST: 3RD QUARTER 2003:                  0.16%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                                               LIFE OF
                                                 1 YEAR   5 YEARS   10 YEARS    FUND*
         LIQUIDITY CLASS SHARES                  0.91%     1.86%     2.58%      2.74%

      *THE INCEPTION DATE OF LIQUIDITY CLASS SHARES IS JUNE 1, 1990.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Liquidity Class Shares can be found in the section ADDITIONAL
                   HYPOTHETICAL FEES AND EXPENSE INFORMATION following the FINANCIAL HIGHLIGHTS.

         SHAREHOLDER FEES                                           Liquidity Class
         (Fees paid directly from your investment)                      Shares
         Maximum sales charge (load) imposed on purchases                 N/A



         Maximum deferred sales charge (load)                             N/A



         ANNUAL FUND OPERATING EXPENSES(1)
         (Expenses that are deducted from the Fund's assets)



         Management fees(2)                                              0.25%



         Distribution (12b-1) and shareholder servicing fees             0.25%



         Other expenses                                                  0.03%
                                                                          ---------



         Total annual Fund operating expenses                            0.53%



         Fee waivers and/or reimbursements                              (0.18)%
                                                                          ---------



         Total net expenses(3)                                           0.35%
                                                                          =========

      (1)The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (2)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Liquidity Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         LIQUIDITY CLASS SHARES                  $36      $152      $278       $648

COLUMBIA TAX-EXEMPT RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 44.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

FIRST-TIER SECURITIES

A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN A RATING IN THE HIGHEST CREDIT RATING CATEGORY BY AN NRSRO OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from federal income taxes.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. The Fund normally invests all of its assets in municipal securities which pay interest that is free from federal income and alternative minimum taxes. The Fund invests in municipal securities that, at the time of investment, are considered by the portfolio management team to have minimal credit risk and to be of high quality.

The Fund may also invest in instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issuance of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------






 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia Tax-Exempt Reserves has the following risks:

      - INVESTMENT STRATEGY RISK -- Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      - HOLDING CASH -- The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the portfolio management team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.

      - TAX CONSIDERATIONS -- The distributions paid by the Fund generally come from interest on municipal obligations, which, in turn, generally are free from federal income and alternative minimum taxes, but may be subject to state, local and other taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains generally is subject to federal, state and local taxes. Shares of Columbia Tax-Exempt Reserves would not be suitable investments for tax-advantaged accounts or tax-exempt investors. We generally rely on opinions of the issuer's bond counsel that interest on a bond will be exempt from applicable taxes. Tax authorities are paying increased attention to whether such interest is exempt, and we can't assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.353.0828 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.345.6611 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Liquidity Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               2003     2004
               ----     ----
               0.76%    0.89%



              *Year-to-date return as of June 30, 2005: 0.90%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 4TH QUARTER 2004:           0.33%
         WORST: 3RD QUARTER 2003:          0.15%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                                            LIFE OF
                                                                   1 YEAR    FUND*
         LIQUIDITY CLASS SHARES                                    0.89%    0.87%

      *THE INCEPTION DATE OF LIQUIDITY CLASS SHARES IS SEPTEMBER 3, 2002.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Liquidity Class Shares can be found in the section ADDITIONAL
                   HYPOTHETICAL FEES AND EXPENSE INFORMATION following the FINANCIAL HIGHLIGHTS.

         SHAREHOLDER FEES                                          Liquidity Class
         (Fees paid directly from your investment)                     Shares
         Maximum sales charge (load) imposed on purchases                N/A



         Maximum deferred sales charge (load)                            N/A



         ANNUAL FUND OPERATING EXPENSES(1)
         (Expenses that are deducted from the Fund's assets)



         Management fees(2)                                             0.25%



         Distribution (12b-1) and shareholder servicing fees            0.25%



         Other expenses                                                 0.03%
                                                                         ---------



         Total annual Fund operating expenses                           0.53%



         Fee waivers and/or reimbursements                             (0.18)%
                                                                         ---------



         Total net expenses(3)                                          0.35%
                                                                         =========

      (1)The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (2)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this information will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Liquidity Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         LIQUIDITY CLASS SHARES                  $36      $152      $278       $648

COLUMBIA CALIFORNIA TAX-EXEMPT RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 44.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from California state individual income tax and federal income taxes.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

Under normal circumstances, the Fund will invest at least 80% of its assets in securities that pay interest exempt from federal income tax and California state individual income tax. These securities are issued by or on behalf of the State of California, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers.

The Fund may invest up to 20% of its assets in municipal securities that finance private projects, called private activity bonds.

The Fund may also invest in instruments issued by certain trusts or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating local, national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issuance of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------




 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia California Tax-Exempt Reserves has the following risks:

      - INVESTMENT STRATEGY RISK -- This Fund is considered to be non-diversified because it invests most of its assets in securities that pay interest that is free from personal income tax in one state. The value of the Fund and the amount of interest it pays could be affected by the financial conditions of the state, and its local governments and public authorities. Although the Fund tries to maintain a share price of $1.00, an investment in the Fund could lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      - HOLDING CASH -- The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the portfolio management team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.

      - TAX CONSIDERATIONS -- The distributions paid by the Fund generally come from interest on California municipal obligations, which, in turn, generally are free from federal income tax and California state individual income tax, but may be subject to alternative minimum taxes and other state and local taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains generally is subject to federal, state and local taxes. Shares of Columbia California Tax-Exempt Reserves would not be suitable investments for tax-advantaged accounts or tax-exempt investors. We generally rely on opinions of the issuer's bond counsel that interest on a bond will be exempt from applicable taxes. Tax authorities are paying increased attention to whether such interest is exempt, and we can't assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund.

      - STATE-SPECIFIC RISK -- State-specific risk is the chance that the Fund, because it invests primarily in securities issued by California and its municipalities, is more vulnerable to unfavorable developments in California than funds that invest in municipal bonds of many different states. The current finances of California and its municipalities have improved during fiscal year 2004-05, in part due to an improved economy and higher employment rates, which increased tax revenue. California remains the state with the lowest credit rating, however. The Governor's Budget for 2005-06 projects a $6 billion deficit due to structural spending imbalances. The Governor proposes to cut program spending and to shift responsibility for certain obligations to make up the shortfall, but as of June 15, the State Legislature had not approved a final budget for the 2005-06 fiscal year. It is unclear how the current economic conditions may affect the Fund. Adverse conditions affecting California generally could have an impact on the State and California municipal securities.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.353.0828 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.345.6611 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Liquidity Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               2002     2003     2004
               ----     ----     ----
               1.11%    0.72%    0.87%



              *Year-to-date return as of June 30, 2005: 0.90%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 4TH QUARTER 2004:          0.33%
         WORST: 3RD QUARTER 2003:         0.14%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                                            LIFE OF
                                                                   1 YEAR    FUND*
         LIQUIDITY CLASS SHARES                                    0.87%     0.98%

      *THE INCEPTION DATE OF LIQUIDITY CLASS SHARES IS AUGUST 10, 2001.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Liquidity Class Shares can be found in the section ADDITIONAL
                   HYPOTHETICAL FEES AND EXPENSE INFORMATION following the FINANCIAL HIGHLIGHTS.

         SHAREHOLDER FEES                                           Liquidity Class
         (Fees paid directly from your investment)                      Shares
         Maximum sales charge (load) imposed on purchases                 N/A



         Maximum deferred sales charge (load)                             N/A



         ANNUAL FUND OPERATING EXPENSES(1)
         (Expenses that are deducted from the Fund's assets)



         Management fees(2)                                              0.25%



         Distribution (12b-1) and shareholder servicing fees             0.25%



         Other expenses                                                  0.03%
                                                                          ---------



         Total annual Fund operating expenses                            0.53%



         Fee waivers and/or reimbursements                              (0.18)%
                                                                          ---------



         Total net expenses(3)                                           0.35%
                                                                          =========

      (1)The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (2)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Liquidity Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         LIQUIDITY CLASS SHARES                  $36      $152      $278       $648

COLUMBIA NEW YORK TAX-EXEMPT RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 44.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from New York state individual income tax and federal income taxes.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

Under normal circumstances, the Fund will invest at least 80% of its assets in securities that pay interest that is free from federal income tax and New York state individual income tax. These securities are issued by or on behalf of the State of New York, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers.

The Fund may invest up to 20% of its assets in municipal securities that finance private projects, called private activity bonds.

The Fund may also invest in instruments issued by certain trusts or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating local, national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issuance of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------







 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia New York Tax-Exempt Reserves has the following risks:

      - INVESTMENT STRATEGY RISK -- This Fund is considered to be non-diversified because it invests most of its assets in securities that pay interest that is free from personal income tax in one state. The value of the Fund and the amount of interest it pays could also be affected by the financial conditions of the state, its public authorities and local governments. Although the Fund tries to maintain a share price of $1.00, an investment in the Fund could lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      - HOLDING CASH -- The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the portfolio management team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.

      - TAX CONSIDERATIONS -- The distributions paid by the Fund generally come from interest on New York municipal obligations, which, in turn, generally are free from federal income tax and New York State and New York City individual income tax, but may be subject to alternative minimum taxes and other state and local taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains generally is subject to federal, state and local taxes. Shares of Columbia New York Tax-Exempt Reserves would not be a suitable investment for tax-advantaged accounts or tax-exempt investors. We generally rely on opinions of the issuer's bond counsel that interest on a bond will be exempt from applicable taxes. Tax authorities are paying increased attention to whether such interest is exempt, and we can't assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund.

      - STATE-SPECIFIC RISK -- State-specific risk is the chance that the Fund, because it invests primarily in securities issued by New York State, New York City and New York's other municipalities, is more vulnerable to unfavorable developments in New York than funds that invest in municipal bonds of many different states. Although New York's economy is diverse, with a comparatively large share of the nation's finance, insurance, transportation, communications and services employment and a very small share of the nation's farming and mining activity, adverse conditions affecting any one of these industries could have a negative impact on New York municipal securities. Travel and tourism also constitute an important part of the New York State and City economies. The September 11, 2001 terrorist attack on the World Trade Center in New York City has had and is likely to continue to have an adverse effect on all areas of the New York economy. In this regard, the long recovery from September 11th and the loss of momentum in the national recovery due to corporate governance scandals and international tensions resulted in a lengthening of the State's recession. In addition, State costs for employee pensions have increased dramatically, while costs associated with Medicaid, welfare and other entitlement programs have also risen, reflecting the impact of the national recession and jobless recovery that has followed.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

SINCE LIQUIDITY CLASS SHARES OF THE FUND DID NOT HAVE ANY ASSETS AS OF DECEMBER 31, 2004, THE RETURNS SHOWN ARE FOR A CLASS NOT OFFERED IN THIS PROSPECTUS. THE TRUST CLASS SHARES HAVE SIMILAR ANNUAL RETURNS BECAUSE THE SHARES ARE INVESTED IN THE SAME PORTFOLIO OF SECURITIES AND DIFFER ONLY TO THE EXTENT THAT THE CLASSES DO NOT HAVE THE SAME EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.353.0828 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.345.6611 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Trust Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               2003     2004
               ----     ----
               0.84%    0.96%



              *Year-to-date return as of June 30, 2005: 0.92%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 4TH QUARTER 2004:           0.33%
         WORST: 3RD QUARTER 2003:          0.18%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                                            LIFE OF
                                                                   1 YEAR    FUND*
         TRUST CLASS SHARES                                        0.96%     0.98%




      *THE INCEPTION DATE OF TRUST CLASS SHARES IS FEBRUARY 15, 2002.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Liquidity Class Shares can be found in the section ADDITIONAL
                   HYPOTHETICAL FEES AND EXPENSE INFORMATION following the FINANCIAL HIGHLIGHTS.

         SHAREHOLDER FEES                                           Liquidity Class
         (Fees paid directly from your investment)                      Shares
         Maximum sales charge (load) imposed on purchases                 N/A



         Maximum deferred sales charge (load)                             N/A



         ANNUAL FUND OPERATING EXPENSES(1)
         (Expenses that are deducted from the Fund's assets)



         Management fees(2)                                              0.25%



         Distribution (12b-1) and shareholder servicing fees             0.25%



         Other expenses                                                  0.28%
                                                                          ---------



         Total annual Fund operating expenses                            0.78%



         Fee waivers and/or reimbursements                              (0.43)%
                                                                          ---------



         Total net expenses(3)                                           0.35%
                                                                          =========

      (1)The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (2)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Liquidity Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         LIQUIDITY CLASS SHARES                  $36      $206      $391        $926

Other important information
(LINE GRAPH GRAPHIC)

You'll find specific information about each Fund's investment objective, principal investment strategies and risks in the descriptions starting on page
4. The following are some other risks and information you should consider before you invest:

      - SPECIAL RULES FOR MONEY MARKET FUNDS -- Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Funds, like all money market funds:

         - may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less

         - must maintain an average dollar-weighted maturity of 90 days or less

         - may normally invest no more than 5% of their total assets in securities of the same issuer, other than U.S. government securities; however, they may invest up to 25% of their total assets in first-tier securities of a single issuer for up to three business days (except for Columbia California Tax-Exempt Reserves and Columbia New York Tax-Exempt Reserves)

         - may generally only invest in U.S. dollar denominated instruments that are determined to have minimal credit risk and are first-tier securities, except for Columbia California Tax-Exempt Reserves and Columbia New York Tax-Exempt Reserves, which also may invest in second-tier securities.

      - CHANGING INVESTMENT OBJECTIVES AND POLICIES -- The investment objective and certain investment policies of any Fund can be changed without shareholder approval. The 80% Policy of certain Funds may be changed without shareholder approval by giving the shareholder at least 60 days notice. The 80% Policy of certain other Funds and other investment policies of any Fund may be changed only with shareholder approval.

      - CHANGING TO A FEEDER FUND -- Unlike traditional mutual funds, which invest in individual securities, a "feeder fund" invests all of its assets in another fund, called a "master portfolio." Other feeder funds generally also invest in a master portfolio. The master portfolio invests in individual securities and has the same investment objective, investment strategies and principal risks as the feeder funds. This structure can help reduce a feeder fund's expenses because its assets are combined with those of other feeder funds. If a master portfolio doesn't attract other feeder funds, however, a feeder fund's expenses could be higher than those of a traditional mutual fund.

        Each Fund may become a feeder fund if the Board decides this would be in the best interest of shareholders. We don't require shareholder approval to make the change, but we'll notify you if it happens. If a

        Fund becomes a feeder fund, it will have the additional risks of investing in a master portfolio.

      - INVESTING DEFENSIVELY -- A Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. A Fund may not achieve its investment objective while it is investing defensively. Any cash a Fund holds for defensive or other reasons may not earn income.

      - BANK OF AMERICA AND ITS AFFILIATES -- Bank of America and its affiliates currently provide services to some or all of the Funds, including investment advisory, distribution, administration, shareholder servicing, sub-transfer agency and brokerage services, and are paid for providing these services. Bank of America and its affiliates also may, at times, provide other services and be compensated for them, including transfer agency, interfund lending and securities lending services, or make loans to the Funds. Finally, Bank of America or its affiliates may serve as counterparties in transactions with Columbia Funds where permitted by law or regulation, and may receive compensation in that capacity.

      - PORTFOLIO SECURITIES DISCLOSURE -- A description of Columbia Funds' policies and procedures with respect to the disclosure of portfolio securities is available in the Funds' SAI and on the Columbia Funds' website at www.columbiafunds.com under Fund Portfolio Data. In addition, a complete list of each Fund's portfolio holdings for each calendar month will be available upon request 5 business days following each month-end.

      - INFORMATION FOR FEDERALLY CHARTERED CREDIT UNIONS -- Shares of Columbia Treasury Reserves and Columbia Government Reserves are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration Rules and Regulations and the National Credit Union Administration Letter Number 155.

      - HOUSEHOLDING -- In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of a Fund's prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at 1.800.345.6611 or if your shares are held through a financial institution please contact them directly. We will begin sending your individual copies with the next scheduled mailing.

      - PORTFOLIO TRANSACTION COSTS -- Each Fund may incur significant transaction costs that are in addition to the total annual Fund operating expenses disclosed in the fee tables. These transaction costs are made up of all the costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of a Fund's transactions costs are not.

How the Funds are managed
(PEOPLE GRAPHIC)

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT ADVISORS, LLC

100 FEDERAL STREET
BOSTON, MA 02110

COLUMBIA MANAGEMENT GROUP (COLUMBIA MANAGEMENT) IS THE PRIMARY INVESTMENT MANAGEMENT DIVISION OF BANK OF AMERICA CORPORATION. THE ADVISER, COLUMBIA MANAGEMENT ADVISORS, LLC AND COLUMBIA WANGER ASSET MANAGEMENT, L.P. ARE COLUMBIA MANAGEMENT ENTITIES THAT FURNISH INVESTMENT MANAGEMENT SERVICES AND ADVISE INSTITUTIONAL AND MUTUAL FUND PORTFOLIOS.

--------------------------------------------------------------------------------


INVESTMENT ADVISER

The Adviser is the investment adviser to over 70 mutual fund portfolios in the Columbia Funds Family, including the Money Market Funds described in this prospectus.

The Adviser is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes, including equity and fixed income securities, and money market instruments.

Currently managing more than $185 billion, the Adviser acts as investment manager for individuals, corporations, private investment companies and financial institutions. The Adviser uses a team approach to investment management. Each team has access to the latest technology and analytical resources.

Columbia Funds pays the Adviser an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly.

A discussion regarding the basis for the Board of Trustees approving the investment advisory agreement with the Adviser is available in the Funds' annual report to shareholders for the fiscal year ended March 31.

The Adviser has agreed to waive fees and/or reimburse expenses for certain Funds until July 31, 2006. You'll find a discussion of any waiver and/or reimbursement in the Fund descriptions. There is no assurance that the Adviser will continue to waive and/or reimburse any fees and/or expenses after this date.

The following chart shows the maximum advisory fees the Adviser can receive, along with the actual advisory fees the Adviser and/or an affiliate received during the Funds' last fiscal year, after waivers and/or reimbursements:

ANNUAL INVESTMENT ADVISORY FEE, AS A % OF AVERAGE DAILY NET ASSETS


                                                            MAXIMUM    ACTUAL FEE
                                                            ADVISORY    PAID LAST
                                                              FEE      FISCAL YEAR
  COLUMBIA CASH RESERVES                                     0.15%        0.12%



  COLUMBIA MONEY MARKET RESERVES                             0.15%        0.12%



  COLUMBIA TREASURY RESERVES                                 0.15%        0.12%



  COLUMBIA GOVERNMENT RESERVES                               0.15%        0.12%



  COLUMBIA MUNICIPAL RESERVES                                0.15%        0.12%



  COLUMBIA TAX-EXEMPT RESERVES                               0.15%        0.12%



  COLUMBIA CALIFORNIA TAX-EXEMPT RESERVES                    0.15%        0.12%



  COLUMBIA NEW YORK TAX-EXEMPT RESERVES                      0.15%        0.15%

INVESTMENT SUB-ADVISER

Columbia Funds and the Adviser may engage one or more investment sub-advisers for each Fund to make day-to-day investment decisions for the Fund. The Adviser retains ultimate responsibility (subject to Board oversight) for overseeing the sub-advisers and evaluates the Funds' needs and available sub-advisers' skills and abilities on an ongoing basis. Based on its evaluations, the Adviser may at times recommend to the Board that a Fund:

  - change, add or terminate one or more sub-advisers;

  - continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or

  - materially change a sub-advisory agreement with a sub-adviser.

Applicable law requires a Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders' best interests. The Adviser and the Funds have applied for relief from the SEC to permit the Funds to act on many of the Adviser's recommendations with approval only by the Board and not by Fund shareholders. The Adviser or a Fund would inform the Fund's shareholders of any actions taken in reliance on this relief. Until the Adviser and the Funds obtain the relief, each Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

A discussion regarding the basis for the Board of Trustees approving the investment sub-advisory agreement with each sub-adviser is available in the Funds' annual report to shareholders for the fiscal year ended March 31.

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
DISTRIBUTORS, INC.

ONE FINANCIAL CENTER
BOSTON, MA 02111-2621

--------------------------------------------------------------------------------


OTHER SERVICE PROVIDERS

The Funds are distributed by Columbia Management Distributors, Inc. (Distributor), a registered broker/dealer. The Distributor may pay distribution (12b-1) and shareholder servicing fees and/or other compensation to companies for selling shares and providing services to investors.


--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
ADVISORS, LLC

100 FEDERAL STREET
BOSTON, MA 02110

--------------------------------------------------------------------------------


Columbia Management Advisors LLC is the administrator of the Funds, and is responsible for overseeing the administrative operations of the Funds. The Funds pay Columbia Management Advisors, LLC a fee of 0.10% for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Funds, and is paid monthly.


--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
SERVICES, INC.

P.O. BOX 8081
BOSTON, MA 02266-8081

--------------------------------------------------------------------------------


Columbia Management Services, Inc., also known as Columbia Funds Services (Transfer Agent), is the transfer agent for the Funds' shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

ABOUT YOUR INVESTMENT
--------------------------------------------------------------------------------

Buying, selling and exchanging shares

(BUYING, SELLING, TRANSFERRING SHARES GRAPHIC)

--------------------------------------------------------------------------------

WHEN YOU SELL SHARES OF A MUTUAL FUND, THE FUND IS EFFECTIVELY "BUYING" THEM BACK FROM YOU. THIS IS CALLED A REDEMPTION.

--------------------------------------------------------------------------------


This prospectus offers Liquidity Class Shares of the Funds. Here are some general rules about this class of shares:

  - Liquidity Class Shares are available on a direct basis or through certain financial institutions and intermediaries for their own accounts, and for certain client accounts for which they may provide automated cash management or other similar services (Cash Management Services). This share class may be used in connection with specific Cash Management Services programs, including programs designed for certain sweep account customers of Bank of America. This class of shares may be offered by:

     - Bank of America and certain of its affiliates

     - certain other financial institutions and intermediaries.

  - The minimum initial investment is $500,000. Financial institutions or intermediaries can total the investments they make on behalf of their clients to meet the minimum initial investment amount. Client accounts for which the financial institution or intermediary no longer acts as fiduciary, agent or custodian may no longer be eligible to purchase or hold Liquidity Class Shares.

  - There is no minimum for additional investments.

  - There are no sales charges for buying, selling or exchanging these shares.

  - Please contact your investment professional for more information about the availability of this share class.

You'll find more information about buying, selling and exchanging Liquidity Class Shares on the pages that follow. You should also ask your financial institution or intermediary about its limits, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related services and programs.

Investors that purchase shares through financial institutions in connection with Cash Management Services programs may incur account-level fees in addition to the fees disclosed in this prospectus. These investors should review their Cash Management Services program disclosure documents for information regarding additional fees.

The Funds also offer other classes of shares, with different features and expense levels, which you may be eligible to buy. If you have questions about buying, selling or exchanging, or you need help placing an order, please call us at 1.800.353.0828 if you're an institutional investor, or 1.800.345.6611 if you're an individual investor. You can also contact your investment professional.

Federal law requires the Funds to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Funds may need to delay the date of your purchase or may be unable to open your account which may result in a return of your investment monies. In addition, if the Funds are unable to verify your identity after your account is open, the Funds reserve the right to close your account or take other steps as deemed reasonable. The Funds shall not be held liable for any loss resulting from any purchase delay, application rejection, or account closure due to a failure to provide proper identifying information.

--------------------------------------------------------------------------------

A BUSINESS DAY IS ANY DAY THAT THE FEDERAL RESERVE BANK OF NEW YORK AND THE NEW YORK STOCK EXCHANGE (NYSE) ARE OPEN. THE MONEY MARKET FUNDS RESERVE THE RIGHT TO CLOSE EARLY ON BUSINESS DAYS PRECEDING OR FOLLOWING NATIONAL HOLIDAYS, IF THE PRIMARY GOVERNMENT SECURITIES DEALERS HAVE CLOSED EARLY AND/OR IF THE BOND MARKET ASSOCIATION RECOMMENDS THAT THE SECURITIES MARKETS CLOSE EARLY.

IN ADDITION TO WEEKENDS, EITHER THE FEDERAL RESERVE BANK OF NEW YORK OR THE NYSE IS CLOSED ON THE FOLLOWING NATIONAL HOLIDAYS: NEW YEAR'S DAY, MARTIN LUTHER KING, JR. DAY, PRESIDENTS' DAY, GOOD FRIDAY, MEMORIAL DAY, INDEPENDENCE DAY, LABOR DAY, COLUMBUS DAY, VETERANS DAY, THANKSGIVING DAY AND CHRISTMAS DAY.

--------------------------------------------------------------------------------


HOW SHARES ARE PRICED

All transactions are based on the price of a Fund's shares -- or its net asset value per share. We calculate net asset value per share at the following times (unless the Fund closes early):

  - 9:45 a.m., 11:00 a.m., 2:30 p.m. and 5:00 p.m. Eastern time each business day for each share class of Columbia Cash Reserves, Columbia Money Market Reserves and Columbia Treasury Reserves

  - 9:45 a.m., 11:00 a.m. and 2:30 p.m. Eastern time each business day for each share class of Columbia Government Reserves

  - 12:00 noon Eastern time each business day for each share class of Columbia Municipal Reserves and Columbia Tax-Exempt Reserves

  - 11:30 a.m. Eastern time each business day for each share class of Columbia California Tax-Exempt Reserves and Columbia New York Tax-Exempt Reserves

First, we calculate the net asset value for each class of a Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.

Although we try to maintain a net asset value per share of $1.00 for the Funds, we can't guarantee that we will be able to do so.

VALUING SECURITIES IN A FUND

The value of a Fund's assets is based on the total market value of all of the securities it holds. We use the amortized cost method, which approximates market value, to value the assets in the Money Market Funds.

HOW ORDERS ARE PROCESSED

Orders to buy, sell or exchange shares are processed on business days. Orders to buy, sell or exchange shares may be delivered to the Transfer Agent by phone, in writing, or through the internet. For more information on account and trading restrictions and special sign-up procedures for internet transactions, please call us at 800-363-0828 for institutional investors or 800-345-6611 for individual investors. The Transfer Agent has procedures in place to authenticate electronic instructions. You will be asked to accept the terms of an online agreement(s) and utilize a password for internet services. Orders received in good order by the Fund, Distributor, Transfer Agent or their agents by the following times on a business day (unless the Fund closes early) will be processed as follows:

  - If your order for Columbia Cash Reserves, Columbia Money Market Reserves or Columbia Treasury Reserves is received in good form by the Transfer Agent by 5:00 p.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you'll receive that day's dividends). If your order is received in good form by the Transfer Agent after 5:00 p.m. Eastern time, you will receive the next net asset value per share determined on the following business day (and in the case of purchases you'll begin receiving dividends the next day).

  - If your order for Columbia Government Reserves is received in good form by the Transfer Agent by 2:30 p.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you'll receive that day's dividends). If your order is received in good form by the Transfer Agent after 2:30 p.m. you will receive the next net asset value per share determined on the following business day (and in the case of purchases you'll begin receiving dividends the next day).

  - If your order for Columbia Municipal Reserves of Columbia Tax-Exempt Reserves is received in good form by the Transfer Agent by 12:00 noon p.m. Eastern time, in the case of purchases you will receive that day's net asset value per share. If your order is received in good form by the Transfer Agent after 12:00 noon p.m. Eastern time, you will receive the next net asset value per share determined on the following business day (and in the case of purchases you'll begin receiving dividends the next day).

  - If your order for Columbia California Tax-Exempt Reserves or Columbia New York Tax-Exempt Reserves is received in good form by the Transfer Agent by 11:30 a.m. Eastern time, in the case of purchases you will receive that day's net asset value per share. If your order is received in good form by the Transfer Agent after 11:30 a.m. Eastern time, you will receive the next net asset value per share determined on the following business day (and in the case of purchases you'll begin receiving dividends the next day).

Investors are encouraged to place orders to sell as early in the day as possible. Orders received after these times will receive the next business day's net asset value per share. The business day that applies to an order is also called the trade date. We may refuse any order to buy or exchange shares. If this happens, we'll return any money we've received.

TELEPHONE ORDERS
You can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of our account application and send it to us.

Here's how telephone orders work:

  - If you sign up for telephone orders after you open your account, you must have your signature Medallion Guaranteed.

  - Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order.

  - We'll take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. If we and our service providers don't take these steps, we may be liable for any losses from unauthorized or fraudulent instructions.

  - Telephone orders may be difficult to complete during periods of significant economic or market change.

--------------------------------------------------------------------------------

THE NET ASSET VALUE PER SHARE IS THE PRICE OF A SHARE CALCULATED BY A FUND EVERY BUSINESS DAY.

--------------------------------------------------------------------------------



(BUYING SHARES     BUYING SHARES
  GRAPHIC)

      Here are some general rules for buying shares:

      - You buy Liquidity Class Shares at net asset value per share.

        - We must receive payment by the close of the Federal Reserve wire transfer system (typically 6 p.m. Eastern time) on the business day the Fund, Distributor, Transfer Agent or their agents receive the order (unless the Fund closes early).

          If we receive payment after this time, we'll refuse the order. We'll return any payment received for orders that we refuse. We can change this time under certain circumstances, for example, when there's more wiring activity than normal.

        - Financial institutions and intermediaries are responsible for sending orders to us and for ensuring that we receive your money on time.

        - Shares purchased are recorded on the books of the Fund. We don't issue certificates.

--------------------------------------------------------------------------------

"GOOD FORM" MEANS THAT THE MONEY USED TO PURCHASE YOUR SHARES IS FULLY COLLECTED. WHEN SELLING SHARES BY LETTER OF INSTRUCTION, "GOOD FORM" ALSO MEANS
(I) YOUR LETTER HAS COMPLETE INSTRUCTIONS, THE PROPER SIGNATURES AND MEDALLION SIGNATURE GUARANTEES AND (II) ANY OTHER REQUIRED DOCUMENTS ARE ATTACHED. FOR ADDITIONAL DOCUMENTS REQUIRED FOR SALES BY CORPORATIONS, AGENTS FIDUCIARIES, SURVIVING JOINT OWNERS AND OTHER LEGAL ENTITIES PLEASE CALL 1.800.353.0828 (INSTITUTIONAL INVESTORS) OR 1.800.345.6611 (INDIVIDUAL INVESTORS). NO INTEREST WILL BE PAID ON UNCASHED REDEMPTION CHECKS.

--------------------------------------------------------------------------------



(SELLING SHARES    SELLING SHARES
  GRAPHIC)

      Here are some general rules for selling shares:

      - We normally send the sale proceeds by Fedwire as soon as practicable following the net asset value determination time applicable to your order. For more information please refer to How orders are processed or contact the Transfer Agent.

      - If you paid for your shares with a check that wasn't certified, we'll hold the sale proceeds when you sell those shares for at least 15 days after the trade date of the purchase.

      - Financial institutions and intermediaries are responsible for sending orders to us and for depositing the sale proceeds to your account on time.

        - If you hold any shares in certificate form, you must sign the certificates (or send a signed stock power with them) and send them to the Transfer Agent. Your signature must be Medallion Guaranteed unless you've made other arrangements with us. We may ask for other information we need to prove that the order is properly authorized.

        - Under certain circumstances allowed under the 1940 Act, we can pay you in securities or other property when you sell your shares (except shares of Columbia Treasury Reserves).

        - We can delay payment of the sale proceeds of Columbia Cash Reserves, Columbia Money Market Reserves, Columbia Treasury Reserves or Columbia Government Reserves for one day, or longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Banks or under the extraordinary circumstances described in Section 22(e) of the 1940 Act. Generally, those extraordinary circumstances are when: (i) the NYSE is closed or trading is restricted, (ii) an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of the Fund's net assets not reasonably practicable, or (iii) the SEC by order permits the suspension of the right of redemption for the protection of investors.

        - We can delay payment of the sale proceeds of Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves or Columbia New York Tax-Exempt Reserves for up to seven days.

        - Other restrictions may apply to retirement plan accounts. For more information about these restrictions, please contact your retirement plan administrator.

      We may sell your shares:

        - if the value of your account falls below $1,000 (other than as a result of depreciation in share value), or your account may be subject to an annual fee of $10. The Transfer Agent will send you written notification of such action and provide details on how you can add money to your account to avoid this penalty

        - if a financial institution or intermediary tells us to sell your shares under arrangements made with you

        - under certain other circumstances allowed under the 1940 Act

--------------------------------------------------------------------------------

YOU SHOULD MAKE SURE YOU UNDERSTAND THE INVESTMENT OBJECTIVE AND POLICIES OF THE FUND YOU'RE EXCHANGING INTO. PLEASE READ ITS PROSPECTUS CAREFULLY.

--------------------------------------------------------------------------------



(EXCHANGING SHARES EXCHANGING SHARES
  GRAPHIC)

      You can generally sell shares of a Fund to buy shares of another Fund distributed by the Distributor. This is called an exchange. You might want to do this if your investment goals or tolerance for risk change.

      Here's how exchanges work:

        - You can generally exchange Liquidity Class Shares of a Fund for Liquidity Class Shares of any other Fund distributed by the Distributor. Some exceptions apply.

        - The rules for buying shares of a Fund, including any minimum investment requirements, apply to exchanges into that Fund.

        - You may only make exchanges into a Fund that is legally sold in your state of residence.

        - You generally may only make an exchange into a Fund that is accepting investments.

        - A sales charge may apply when exchanging from a Money Market Fund to a Fund with a front-end sales charge.

        - We may limit the number of exchanges you can make within a specified period of time.

        - We may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

        - You cannot exchange any shares you own in certificate form until Transfer Agent has received the certificate and deposited the shares to your account.

How selling and servicing agents are paid
(PERCENT GRAPHIC)

--------------------------------------------------------------------------------

THE FINANCIAL INSTITUTION OR INTERMEDIARY THAT BUYS SHARES FOR YOU IS ALSO SOMETIMES REFERRED TO AS A SELLING AGENT.

THE DISTRIBUTION FEE IS OFTEN REFERRED TO AS A "12B-1" FEE BECAUSE IT'S PAID THROUGH A PLAN APPROVED UNDER RULE 12B-1 OF THE 1940 ACT.

THE SELLING AGENT MAY CHARGE OTHER FEES FOR SERVICES PROVIDED TO YOUR ACCOUNT.

--------------------------------------------------------------------------------


Selling and servicing agents usually receive compensation based on your investment in the Funds. The kind and amount of the compensation depends on the share class in which you invest. Selling agents typically pay a portion of the compensation they receive to their investment professionals.

DISTRIBUTION (12B-1) AND SHAREHOLDER SERVICING FEES

The Distributor and selling and servicing agents are compensated for selling shares and providing services to investors under distribution and shareholder servicing plans.

The Distributor may receive a maximum annual distribution (12b-1) fee of 0.25% of the average daily net assets of Liquidity Class Shares of each Fund, some or all of which may be paid to selling agents.

Servicing agents may receive a maximum annual shareholder servicing fee of 0.25% of the average daily net assets of Liquidity Class Shares of each Fund.

Under the distribution and shareholder servicing plans the Funds make payments up to the maximums discussed above, however, the total of such payments may not exceed, on an annual basis, 0.25% of the average daily net assets of each Fund's Liquidity Class Shares.

Fees are calculated daily and paid to the Distributor periodically. Because these fees are paid out of the Funds' assets on an ongoing basis, over time they will increase the cost of your investment, and may cost you more than any sales charges you may pay.

The Funds pay these fees to the Distributor and/or to eligible selling and servicing agents and financial institutions, including the Adviser or other affiliates, for as long as the plans continue. We may reduce or discontinue payments at any time.

OTHER COMPENSATION

Selling and servicing agents may also receive:

  - a bonus, incentive or other compensation relating to the sale, promotion and marketing of the Funds

  - non-cash compensation like trips to sales seminars, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise

Any such compensation, which is paid by the Adviser or the Distributor and not by the Funds, is discretionary and may be available only to selected selling and servicing agents. For example, the Distributor sometimes sponsors promotions involving Banc of America Investment Services, Inc., an affiliate of the Adviser and the Distributor and certain other selling or servicing agents. Selected selling or servicing agents also may receive compensation for opening or servicing a minimum number of accounts.

The Adviser and the Distributor may pay significant amounts from their own assets to selling or servicing agents of the Funds for distribution-related activities or other services they provide. These amounts, which are in addition to any sales charges, distribution (12b-1) and shareholder servicing fees paid by the Funds, may be fixed dollar amounts or a percentage of sales or both, and may be up-front or ongoing payments or both. Agents may agree to provide a variety of marketing related services or access-advantages to the Funds, including, for example, presenting Funds on "preferred" or "select" lists, in return for the payments. Selling or servicing agents, in turn, may pay some or all of these amounts to their employees who recommend or sell Fund shares or allocate or invest client assets among different investment options.

In addition, the Adviser and the Distributor may pay significant amounts from their own assets for services provided and costs incurred by third parties of a type that would typically be provided or incurred directly by the Columbia Funds' transfer agent. The Columbia Funds also may pay significant amounts to third party intermediaries, including selling and servicing agents, for providing these types of services or incurring these types of costs.

These and other payments, and the difference between payments made with respect to the Funds and those made with respect to other mutual funds available through the agent, may give rise to conflicts of interest between the agent and its clients. You should be aware of these potential conflicts of interest and discuss these matters with your selling or servicing agent.

Distributions and taxes
(TAXES GRAPHIC)

--------------------------------------------------------------------------------

THE POWER OF COMPOUNDING

REINVESTING YOUR DISTRIBUTIONS BUYS YOU MORE SHARES OF A FUND -- WHICH LETS YOU TAKE ADVANTAGE OF THE POTENTIAL FOR COMPOUND GROWTH.

PUTTING THE MONEY YOU EARN BACK INTO YOUR INVESTMENT MEANS IT, IN TURN, MAY EARN EVEN MORE MONEY. OVER TIME, THE POWER OF COMPOUNDING HAS THE POTENTIAL TO SIGNIFICANTLY INCREASE THE VALUE OF YOUR INVESTMENT. THERE IS NO ASSURANCE, HOWEVER, THAT YOU'LL EARN MORE MONEY IF YOU REINVEST YOUR DISTRIBUTIONS.

--------------------------------------------------------------------------------


ABOUT DISTRIBUTIONS

A mutual fund can make money two ways:

  - It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.

  - A fund can also have capital gain if the value of its investments increases. If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.

A mutual fund is not subject to federal income tax as long as it distributes all of its net investment income and net realized capital gain to its shareholders. The Funds intend to pay out a sufficient amount of their income and capital gain to their shareholders so the Funds won't have to pay any federal income tax. When a Fund makes this kind of a payment, it's split among all shares and is called a distribution.

Although the Funds do not expect to realize any capital gain, any capital gain realized by a Fund will be distributed at least once a year. The Funds declare distributions of net investment income each business day, and pay them on the first business day of each month. Normally, each Fund will declare and pay distributions of net investment income as indicated above. The Funds may, however, declare and pay distributions of net investment income more frequently.

Any distribution you receive is paid based on the number of shares you hold on the record date, which is usually the day the distribution is declared (daily distribution Funds) or the day before the distribution is declared (all other Funds). Shares are eligible to receive net investment income distributions from the settlement date (daily distribution Funds), trade date (all other Funds) or realized capital gain from the trade date of the purchase up to and including the day before the shares are sold.

Different share classes of a Fund usually pay different net investment income distribution amounts, because each class has different expenses.

We'll automatically reinvest distributions in additional shares of the same Fund unless you tell us you want to receive your distributions in cash. You can do this by writing to us at the address on the back cover, or by calling us at
1.800.353.0828 if you're an institutional investor, or 1.800.345.6611 if you're an individual investor. Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

--------------------------------------------------------------------------------

THIS INFORMATION IS A SUMMARY OF HOW FEDERAL INCOME TAXES MAY AFFECT YOUR INVESTMENT IN THE FUND. IT DOES NOT APPLY TO FOREIGN OR TAX-EXEMPT INVESTORS OR THOSE HOLDING FUND SHARES THROUGH A TAX-ADVANTAGED ACCOUNT, SUCH AS A 401(K) PLAN OR IRA. THIS INFORMATION IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING. YOU SHOULD CONSULT WITH YOUR OWN TAX ADVISER ABOUT YOUR SITUATION, INCLUDING ANY FOREIGN, STATE AND LOCAL TAXES THAT MAY APPLY.




 FOR MORE INFORMATION ABOUT TAXES, PLEASE SEE THE SAI.

--------------------------------------------------------------------------------


HOW TAXES AFFECT YOUR INVESTMENT

Distributions of a Fund's ordinary income and any net short-term capital gain, if any, generally are taxable to you as ordinary income. Although the Funds do not expect to realize any capital gain, any distributions of realized net long-term capital gain, if any, generally are taxable to you as long-term capital gain.

In general, corporate shareholders will not be able to deduct any distributions when determining their taxable income. Fund distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund. Following the end of each year, we'll send you a notice that tells you how much you've received in distributions during the year and their federal tax status. State and local taxes may also apply to distributions.

COLUMBIA MUNICIPAL RESERVES, COLUMBIA TAX-EXEMPT RESERVES, COLUMBIA CALIFORNIA TAX-EXEMPT RESERVES, COLUMBIA NEW YORK TAX-EXEMPT RESERVES

In general, you will not be subject to federal income tax on distributions from Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves and Columbia New York Tax-Exempt Reserves of their tax-exempt interest income. Distributions from Columbia California Tax-Exempt Reserves of its interest income from California municipal securities will not be subject to California state individual income tax. Distributions from Columbia New York Tax-Exempt Reserves of its interest income from New York municipal securities will not be subject to New York State and New York City individual income tax. Distributions from these Funds, however, may be subject to state, local and other taxes.

Although these Funds do not intend to earn any taxable income or capital gain, any distributions of such income or gain generally are subject to tax.

A portion of the distributions from Columbia Municipal Reserves, Columbia California Tax-Exempt Reserves and Columbia New York Tax-Exempt Reserves may also be subject to alternative minimum taxes.

U.S. GOVERNMENT OBLIGATIONS

If you invest in U.S. government obligations directly, interest on those obligations is free from state and local individual income taxes. Distributions you receive that come from interest a Fund earns from U.S. government obligations may not be exempt from these taxes. Please consult with your tax adviser.

WITHHOLDING TAX

We're required by federal law to withhold tax on any distributions and redemption proceeds paid to you (including amounts paid in securities and exchanges) if:

  - you haven't given us a correct Taxpayer Identification Number (TIN), usually your social security or employer identification number, and haven't certified that the TIN is correct and withholding doesn't apply

  - the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records

  - the IRS informs us that you are otherwise subject to backup withholding

The IRS may also impose penalties against you if you don't give us a correct
TIN.

Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.

TAXATION OF REDEMPTIONS AND EXCHANGES

As long as a Fund continually maintains a $1.00 net asset value per share, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your shares of the Fund.

Legal matters

On February 9, 2005, Banc of America Capital Management, LLC ("BACAP" (now, the Advisor)) and BACAP Distributors, LLC (which has subsequently merged with the Distributor) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the SEC (the "SEC Order"). A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website. Under the terms of the NYAG Settlement and SEC Order, BACAP and BACAP Distributors, LLC have agreed, among other things, to pay disgorgement and civil money penalties, to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices, to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures and to reduce management fees for five years. BACAP and BACAP Distributors, LLC are currently in the process of implementing the various terms of the NYAG Settlement and SEC Order.

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Columbia Funds Series Trust (formerly known as Nations Funds Trust), its Board of Trustees, Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors, LLC (collectively "BAC"). On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust (now known as Columbia Funds Series Trust), the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under the federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action. The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

Separately, a putative class action (Reinke v. Bank of America N.A., et al.) was filed against Nations Funds Trust and others on December 6, 2004 in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. Nations Funds Trust has filed a "motion to dismiss" that is pending. Discovery has recently been initiated. At the present time, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

Financial highlights
(DOLLAR SIGN GRAPHIC)

The financial highlights table is designed to help you understand how the Funds have performed for the past five years or, if shorter, the period of a Fund's operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned, assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP. The independent registered public accounting firm's report and Columbia Funds financial statements are incorporated by reference into the SAI. Please see the back cover of this prospectus to find out how you can get a copy of the SAI.

COLUMBIA CASH RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                              YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
  LIQUIDITY CLASS SHARES                       03/31/05             03/31/04             03/31/03             03/31/02
  Net asset value, beginning of year             $1.00                $1.00                $1.00                $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                  0.0143               0.0085               0.0146               0.0305
  LESS DISTRIBUTIONS:
  Dividends from net investment income         (0.0143)             (0.0085)             (0.0146)             (0.0305)
  Net asset value, end of year                   $1.00                $1.00                $1.00                $1.00
  TOTAL RETURN++                                 1.44%                0.86%                1.47%                3.09%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000's)          $1,206,319           $1,343,416           $1,572,140           $1,742,687
  Ratio of operating expenses to average
    net assets(a)                                0.35%              0.35%(c)             0.35%(b)             0.35%(b)
  Ratio of net investment income/(loss)
    to average net assets                        1.39%                0.86%                1.47%                2.77%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements(a)                    0.52%                0.99%                1.11%                1.12%

                                               YEAR ENDED
  LIQUIDITY CLASS SHARES                        03/31/01
  Net asset value, beginning of year              $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                   0.0613
  LESS DISTRIBUTIONS:
  Dividends from net investment income          (0.0613)
  Net asset value, end of year                    $1.00
  TOTAL RETURN++                                  6.30%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000's)           $1,476,883
  Ratio of operating expenses to average
    net assets(a)                                 0.35%
  Ratio of net investment income/(loss)
    to average net assets                         6.07%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements(a)                     1.12%

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
(a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
(b) The effect of interest expense on the operating expense ratio was less than 0.01%.
(c) The reimbursement from the investment adviser is included in the ratio of operating expenses to average net assets (with waivers). The effect of this reimbursement on the operating expense ratio (with waivers) is less than 0.01%.

COLUMBIA MONEY MARKET RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                              YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
  LIQUIDITY CLASS SHARES                       03/31/05             03/31/04             03/31/03             03/31/02
  Net asset value, beginning of year             $1.00                $1.00                $1.00                $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                  0.0142               0.0083               0.0139               0.0296
  LESS DISTRIBUTIONS:
  Dividends from net investment income         (0.0142)             (0.0083)             (0.0139)             (0.0296)
  Net asset value, end of year                   $1.00                $1.00                $1.00                $1.00
  TOTAL RETURN++                                 1.42%                0.83%                1.41%                3.00%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000's)           $492,232             $437,371             $497,339             $566,000
  Ratio of operating expenses to average
    net assets(a)                                0.35%                0.35%              0.35%(b)               0.35%
  Ratio of net investment income/(loss)
    to average net assets                        1.44%                0.83%                1.39%                2.70%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements(a)                    0.52%                1.00%                1.11%                1.13%

                                               YEAR ENDED
  LIQUIDITY CLASS SHARES                        03/31/01
  Net asset value, beginning of year              $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                   0.0610
  LESS DISTRIBUTIONS:
  Dividends from net investment income          (0.0610)
  Net asset value, end of year                    $1.00
  TOTAL RETURN++                                  6.27%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000's)           $1,085,231
  Ratio of operating expenses to average
    net assets(a)                               0.35%(b)
  Ratio of net investment income/(loss)
    to average net assets                         6.04%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements(a)                     1.12%

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
(a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
(b) The effect of interest expense on the operating expense ratio was less than 0.01%.

COLUMBIA TREASURY RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                              YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
  LIQUIDITY CLASS SHARES                       03/31/05             03/31/04             03/31/03             03/31/02
  Net asset value, beginning of year             $1.00                $1.00                $1.00                $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                  0.0129               0.0078               0.0136               0.0287
  LESS DISTRIBUTIONS:
  Dividends from net investment income         (0.0129)             (0.0078)             (0.0136)             (0.0287)
  Net asset value, end of year                   $1.00                $1.00                $1.00                $1.00
  TOTAL RETURN++                                 1.30%                0.79%                1.36%                2.90%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000's)           $413,480             $347,723             $384,984             $370,139
  Ratio of operating expenses to average
    net assets(a)                                0.35%                0.35%                0.35%                0.35%
  Ratio of net investment income/(loss)
    to average net assets                        1.32%                0.79%                1.37%                2.66%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements(a)                    0.52%                1.03%                1.16%                1.17%

                                               YEAR ENDED
  LIQUIDITY CLASS SHARES                        03/31/01
  Net asset value, beginning of year              $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                   0.0588
  LESS DISTRIBUTIONS:
  Dividends from net investment income          (0.0588)
  Net asset value, end of year                    $1.00
  TOTAL RETURN++                                  6.04%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000's)            $348,850
  Ratio of operating expenses to average
    net assets(a)                               0.35%(b)
  Ratio of net investment income/(loss)
    to average net assets                         5.84%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements(a)                     1.17%

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
(a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
(b) The effect of interest expense on the operating ratio was less than 0.01%.

COLUMBIA GOVERNMENT RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                              YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
  LIQUIDITY CLASS SHARES                       03/31/05             03/31/04             03/31/03             03/31/02
  Net asset value, beginning of year             $1.00                $1.00                $1.00                $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                  0.0137               0.0080               0.0136               0.0286
  LESS DISTRIBUTIONS:
  Dividends from net investment income         (0.0137)             (0.0080)             (0.0136)             (0.0286)
  Net asset value, end of year                   $1.00                $1.00                $1.00                $1.00
  TOTAL RETURN++                                 1.38%                0.81%                1.37%                2.91%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000's)           $410,737             $300,885             $175,562             $164,296
  Ratio of operating expenses to average
    net assets(a)                                0.35%                0.35%                0.35%                0.35%
  Ratio of net investment income/(loss)
    to average net assets                        1.41%                0.81%                1.33%                2.55%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements(a)                    0.52%                0.99%                1.12%                1.13%

                                               YEAR ENDED
  LIQUIDITY CLASS SHARES                        03/31/01
  Net asset value, beginning of year              $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                   0.0600
  LESS DISTRIBUTIONS:
  Dividends from net investment income          (0.0600)
  Net asset value, end of year                    $1.00
  TOTAL RETURN++                                  6.16%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000's)            $468,083
  Ratio of operating expenses to average
    net assets(a)                               0.35%(b)
  Ratio of net investment income/(loss)
    to average net assets                         5.91%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements(a)                     1.14%

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
(a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
(b) The effect of interest expense on the operating expense ratio was less than 0.01%.

COLUMBIA MUNICIPAL RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                              YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
  LIQUIDITY CLASS SHARES                       03/31/05             03/31/04             03/31/03             03/31/02
  Net asset value, beginning of year             $1.00                $1.00                $1.00                $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                  0.0113               0.0074               0.0113               0.0200
  LESS DISTRIBUTIONS:
  Dividends from net investment income         (0.0113)             (0.0074)             (0.0113)             (0.0200)
  Net asset value, end of year                   $1.00                $1.00                $1.00                $1.00
  TOTAL RETURN++                                 1.13%                0.74%                1.13%                2.02%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000's)           $345,842             $149,812             $120,637              $45,728
  Ratio of operating expenses to average
    net assets                                   0.35%                0.35%                0.35%                0.35%
  Ratio of net investment income/(loss)
    to average net assets                        1.17%                0.73%                1.08%                1.88%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                       0.53%                0.96%                1.13%                1.15%

                                               YEAR ENDED
  LIQUIDITY CLASS SHARES                        03/31/01
  Net asset value, beginning of year              $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                   0.0377
  LESS DISTRIBUTIONS:
  Dividends from net investment income          (0.0377)
  Net asset value, end of year                    $1.00
  TOTAL RETURN++                                  3.83%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000's)             $35,569
  Ratio of operating expenses to average
    net assets                                    0.35%
  Ratio of net investment income/(loss)
    to average net assets                         3.78%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                        1.14%

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

COLUMBIA TAX-EXEMPT RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                               YEAR ENDED            YEAR ENDED           PERIOD ENDED
  LIQUIDITY CLASS SHARES                        03/31/05              03/31/04             03/31/03*
  Net asset value, beginning of period           $1.00                 $1.00                 $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                   0.0110                0.0071                0.0059
  LESS DISTRIBUTIONS:
  Dividends from net investment income          (0.0110)              (0.0071)              (0.0059)
  Net asset value, end of period                 $1.00                 $1.00                 $1.00
  TOTAL RETURN++                                 1.10%                 0.71%                 0.59%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)           $3,392                $5,792                $1,918
  Ratio of operating expenses to average
    net assets                                   0.35%                 0.35%                 0.35%+
  Ratio of net investment income/(loss)
    to average net assets                        0.92%                 0.69%                 0.98%+
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                       0.53%                 0.99%                 1.13%+

* Columbia Tax-Exempt Reserves Liquidity Class Shares commenced operations on September 3, 2002.
+ Annualized.
++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

COLUMBIA CALIFORNIA TAX-EXEMPT
RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                               YEAR ENDED            YEAR ENDED            YEAR ENDED           PERIOD ENDED
  LIQUIDITY CLASS SHARES                        03/31/05              03/31/04              03/31/03             03/31/02*
  Net asset value, beginning of period           $1.00                 $1.00                 $1.00                 $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                   0.0108                0.0068                0.0101                0.0095
  LESS DISTRIBUTIONS:
  Dividends from net investment income          (0.0108)              (0.0068)              (0.0101)              (0.0095)
  Net asset value, end of period                 $1.00                 $1.00                 $1.00                 $1.00
  TOTAL RETURN++                                 1.09%                 0.69%                 1.01%                 0.95%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)          $16,585                $1,095                $2,998                $1,150
  Ratio of operating expenses to average
    net assets                                   0.35%                 0.35%                 0.35%                 0.35%+
  Ratio of net investment income/(loss)
    to average net assets                        1.37%                 0.68%                 1.00%                 1.23%+
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                       0.53%                 1.07%                 1.12%                 1.13%+

* Columbia California Tax-Exempt Reserves Liquidity Class Shares commenced operations on August 10, 2001.
+ Annualized.
++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

COLUMBIA NEW YORK TAX-EXEMPT
RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                              PERIOD ENDED          PERIOD ENDED
  LIQUIDITY CLASS SHARES                       12/22/02**            03/31/02*
  Net asset value, beginning of period           $1.00                 $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                   0.0094                0.0013
  LESS DISTRIBUTIONS:
  Dividends from net investment income          (0.0094)              (0.0013)
  Net asset value, at end of period              $1.00                 $1.00
  TOTAL RETURN++                                 0.94%                 0.13%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)            $--#                   $1
  Ratio of operating expenses to average
    net assets                                   0.28%+                0.35%+
  Ratio of net investment income/(loss)
    to average net assets                        1.12%+                0.88%+
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                       1.63%+                5.36%+

* Columbia New York Tax-Exempt Reserves Liquidity Class Shares commenced operations on February 15, 2002.
** Columbia New York Tax-Exempt Reserves Liquidity Class Shares were fully redeemed on December 22, 2002.
+ Annualized.
++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
# Amount represents less than $500.

Additional hypothetical fees and expense information


The supplemental hypothetical investment information on the following pages provides additional information about the effect of the fees and expenses of each Fund, including investment advisory fees and other Fund costs, on the Funds' returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in the class of the Funds assuming a 5% return each year, the hypothetical year-end balance before fees and expenses and the cumulative return after fees and expenses. The charts also assume that the annual expense ratios stay the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratio used for each Fund, which is the same as that stated in the Annual Fund Operating Expenses tables, is reflected in the charts and is net of any contractual fee waiver or expense reimbursement. Your actual costs may be higher or lower.

COLUMBIA CASH RESERVES -- LIQUIDITY CLASS SHARES

      ANNUAL EXPENSE RATIO        INITIAL HYPOTHETICAL INVESTMENT AMOUNT       ASSUMED RATE OF RETURN
              0.35%                             $10,000.00                               5%
              CUMULATIVE RETURN   HYPOTHETICAL YEAR-    CUMULATIVE RETURN   HYPOTHETICAL YEAR-     ANNUAL
               BEFORE FEES AND    END BALANCE BEFORE     AFTER FEES AND      END BALANCE AFTER    FEES AND
     YEAR         EXPENSES         FEES AND EXPENSES        EXPENSES         FEES AND EXPENSES    EXPENSES
       1            5.00%             $10,500.00              4.65%             $10,465.00        $ 35.81
       2           10.25%             $11,025.00              9.52%             $10,951.62        $ 37.48
       3           15.76%             $11,576.25             14.61%             $11,460.87        $ 39.22
       4           21.55%             $12,155.06             19.94%             $11,993.80        $ 41.05
       5           27.63%             $12,762.82             25.52%             $12,551.52        $ 42.95
       6           34.01%             $13,400.96             31.35%             $13,135.16        $ 44.95
       7           40.71%             $14,071.00             37.46%             $13,745.95        $ 47.04
       8           47.75%             $14,774.55             43.85%             $14,385.13        $ 49.23
       9           55.13%             $15,513.28             50.54%             $15,054.04        $ 51.52
      10           62.89%             $16,288.95             57.54%             $15,754.05        $ 53.91
  TOTAL GAIN BEFORE FEES &
    EXPENSES                          $ 6,288.95
  TOTAL GAIN AFTER FEES &
    EXPENSES                                                                    $ 5,754.05
  TOTAL ANNUAL FEES & EXPENSES
    PAID                                                                                          $443.17

COLUMBIA MONEY MARKET RESERVES -- LIQUIDITY CLASS SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              0.35%                            $10,000.00                              5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-   CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE     AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES        FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00              4.65%            $10,465.00      $ 35.81
       2           10.25%            $11,025.00              9.52%            $10,951.62      $ 37.48
       3           15.76%            $11,576.25             14.61%            $11,460.87      $ 39.22
       4           21.55%            $12,155.06             19.94%            $11,993.80      $ 41.05
       5           27.63%            $12,762.82             25.52%            $12,551.52      $ 42.95
       6           34.01%            $13,400.96             31.35%            $13,135.16      $ 44.95
       7           40.71%            $14,071.00             37.46%            $13,745.95      $ 47.04
       8           47.75%            $14,774.55             43.85%            $14,385.13      $ 49.23
       9           55.13%            $15,513.28             50.54%            $15,054.04      $ 51.52
      10           62.89%            $16,288.95             57.54%            $15,754.05      $ 53.91
  TOTAL GAIN BEFORE FEES &
    EXPENSES                         $ 6,288.95
  TOTAL GAIN AFTER FEES &
    EXPENSES                                                                  $ 5,754.05
  TOTAL ANNUAL FEES & EXPENSES
    PAID                                                                                      $443.17

COLUMBIA TREASURY RESERVES -- LIQUIDITY CLASS SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT     ASSUMED RATE OF RETURN
              0.35%                            $10,000.00                             5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-   CUMULATIVE RETURN  HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE    AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES        FEES AND EXPENSES       EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00             4.65%            $10,465.00      $ 35.81
       2           10.25%            $11,025.00             9.52%            $10,951.62      $ 37.48
       3           15.76%            $11,576.25            14.61%            $11,460.87      $ 39.22
       4           21.55%            $12,155.06            19.94%            $11,993.80      $ 41.05
       5           27.63%            $12,762.82            25.52%            $12,551.52      $ 42.95
       6           34.01%            $13,400.96            31.35%            $13,135.16      $ 44.95
       7           40.71%            $14,071.00            37.46%            $13,745.95      $ 47.04
       8           47.75%            $14,774.55            43.85%            $14,385.13      $ 49.23
       9           55.13%            $15,513.28            50.54%            $15,054.04      $ 51.52
      10           62.89%            $16,288.95            57.54%            $15,754.05      $ 53.91
  TOTAL GAIN BEFORE FEES &
    EXPENSES                         $ 6,288.95
  TOTAL GAIN AFTER FEES &
    EXPENSES                                                                 $ 5,754.05
  TOTAL ANNUAL FEES & EXPENSES
    PAID                                                                                     $443.17

COLUMBIA GOVERNMENT RESERVES -- LIQUIDITY CLASS SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT     ASSUMED RATE OF RETURN
              0.35%                            $10,000.00                             5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-   CUMULATIVE RETURN  HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE    AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES        FEES AND EXPENSES       EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00             4.65%            $10,465.00      $ 35.81
       2           10.25%            $11,025.00             9.52%            $10,951.62      $ 37.48
       3           15.76%            $11,576.25            14.61%            $11,460.87      $ 39.22
       4           21.55%            $12,155.06            19.94%            $11,993.80      $ 41.05
       5           27.63%            $12,762.82            25.52%            $12,551.52      $ 42.95
       6           34.01%            $13,400.96            31.35%            $13,135.16      $ 44.95
       7           40.71%            $14,071.00            37.46%            $13,745.95      $ 47.04
       8           47.75%            $14,774.55            43.85%            $14,385.13      $ 49.23
       9           55.13%            $15,513.28            50.54%            $15,054.04      $ 51.52
      10           62.89%            $16,288.95            57.54%            $15,754.05      $ 53.91
  TOTAL GAIN BEFORE FEES &
    EXPENSES                         $ 6,288.95
  TOTAL GAIN AFTER FEES &
    EXPENSES                                                                 $ 5,754.05
  TOTAL ANNUAL FEES & EXPENSES
    PAID                                                                                     $443.17

COLUMBIA MUNICIPAL RESERVES -- LIQUIDITY CLASS SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT     ASSUMED RATE OF RETURN
              0.35%                            $10,000.00                             5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-   CUMULATIVE RETURN  HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE    AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES        FEES AND EXPENSES       EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00             4.65%            $10,465.00      $ 35.81
       2           10.25%            $11,025.00             9.52%            $10,951.62      $ 37.48
       3           15.76%            $11,576.25            14.61%            $11,460.87      $ 39.22
       4           21.55%            $12,155.06            19.94%            $11,993.80      $ 41.05
       5           27.63%            $12,762.82            25.52%            $12,551.52      $ 42.95
       6           34.01%            $13,400.96            31.35%            $13,135.16      $ 44.95
       7           40.71%            $14,071.00            37.46%            $13,745.95      $ 47.04
       8           47.75%            $14,774.55            43.85%            $14,385.13      $ 49.23
       9           55.13%            $15,513.28            50.54%            $15,054.04      $ 51.52
      10           62.89%            $16,288.95            57.54%            $15,754.05      $ 53.91
  TOTAL GAIN BEFORE FEES &
    EXPENSES                         $ 6,288.95
  TOTAL GAIN AFTER FEES &
    EXPENSES                                                                 $ 5,754.05
  TOTAL ANNUAL FEES & EXPENSES
    PAID                                                                                     $443.17

COLUMBIA TAX-EXEMPT RESERVES -- LIQUIDITY CLASS SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              0.35%                            $10,000.00                              5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-   CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE     AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES        FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00              4.65%            $10,465.00      $ 35.81
       2           10.25%            $11,025.00              9.52%            $10,951.62      $ 37.48
       3           15.76%            $11,576.25             14.61%            $11,460.87      $ 39.22
       4           21.55%            $12,155.06             19.94%            $11,993.80      $ 41.05
       5           27.63%            $12,762.82             25.52%            $12,551.52      $ 42.95
       6           34.01%            $13,400.96             31.35%            $13,135.16      $ 44.95
       7           40.71%            $14,071.00             37.46%            $13,745.95      $ 47.04
       8           47.75%            $14,774.55             43.85%            $14,385.13      $ 49.23
       9           55.13%            $15,513.28             50.54%            $15,054.04      $ 51.52
      10           62.89%            $16,288.95             57.54%            $15,754.05      $ 53.91
  TOTAL GAIN BEFORE FEES &
    EXPENSES                         $ 6,288.95
  TOTAL GAIN AFTER FEES &
    EXPENSES                                                                  $ 5,754.05
  TOTAL ANNUAL FEES & EXPENSES
    PAID                                                                                      $443.17

COLUMBIA CALIFORNIA TAX-EXEMPT RESERVES -- LIQUIDITY CLASS SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT     ASSUMED RATE OF RETURN
              0.35%                            $10,000.00                             5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-  CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE    AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES       FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00             4.65%            $10,465.00      $ 35.81
       2           10.25%            $11,025.00             9.52%            $10,951.62      $ 37.48
       3           15.76%            $11,576.25            14.61%            $11,460.87      $ 39.22
       4           21.55%            $12,155.06            19.94%            $11,993.80      $ 41.05
       5           27.63%            $12,762.82            25.52%            $12,551.52      $ 42.95
       6           34.01%            $13,400.96            31.35%            $13,135.16      $ 44.95
       7           40.71%            $14,071.00            37.46%            $13,745.95      $ 47.04
       8           47.75%            $14,774.55            43.85%            $14,385.13      $ 49.23
       9           55.13%            $15,513.28            50.54%            $15,054.04      $ 51.52
      10           62.89%            $16,288.95            57.54%            $15,754.05      $ 53.91
  TOTAL GAIN BEFORE FEES &
    EXPENSES                         $ 6,288.95
  TOTAL GAIN AFTER FEES &
    EXPENSES                                                                 $ 5,754.05
  TOTAL ANNUAL FEES & EXPENSES
    PAID                                                                                     $443.17

COLUMBIA NEW YORK TAX-EXEMPT RESERVES -- LIQUIDITY CLASS SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT     ASSUMED RATE OF RETURN
              0.35%                            $10,000.00                             5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-  CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE    AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES       FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00             4.65%            $10,465.00      $ 35.81
       2           10.25%            $11,025.00             9.52%            $10,951.62      $ 37.48
       3           15.76%            $11,576.25            14.61%            $11,460.87      $ 39.22
       4           21.55%            $12,155.06            19.94%            $11,993.80      $ 41.05
       5           27.63%            $12,762.82            25.52%            $12,551.52      $ 42.95
       6           34.01%            $13,400.96            31.35%            $13,135.16      $ 44.95
       7           40.71%            $14,071.00            37.46%            $13,745.95      $ 47.04
       8           47.75%            $14,774.55            43.85%            $14,385.13      $ 49.23
       9           55.13%            $15,513.28            50.54%            $15,054.04      $ 51.52
      10           62.89%            $16,288.95            57.54%            $15,754.05      $ 53.91
  TOTAL GAIN BEFORE FEES &
    EXPENSES                         $ 6,288.95
  TOTAL GAIN AFTER FEES &
    EXPENSES                                                                 $ 5,754.05
  TOTAL ANNUAL FEES & EXPENSES
    PAID                                                                                     $443.17

--------------------------------------------------------------------------------

THIS GLOSSARY INCLUDES EXPLANATIONS OF THE IMPORTANT TERMS THAT MAY BE USED IN THIS PROSPECTUS. SOME OF THE TERMS EXPLAINED MAY APPLY TO COLUMBIA FUNDS NOT INCLUDED IN THIS PROSPECTUS.

--------------------------------------------------------------------------------

Terms used in this prospectus
(BOOK GRAPHIC)

80% POLICY -- Rule 35d-1 under the 1940 Act (the "Names Rule"), requires certain Funds to adopt an investment policy requiring that, under normal circumstances, at least 80% of its assets will be invested in the type of investment suggested by its name. In most cases, the Names Rule gives affected Funds the option to either (i) declare the 80% Policy a fundamental policy, which means it can only be changed by shareholder approval, or (ii) commit to provide notice to shareholders before changing the 80% Policy. In some cases, the Names Rule requires affected Funds to declare their 80% Policy a fundamental policy. The SAI identifies each Fund that has adopted an 80% Policy as a fundamental policy as well as each Fund that has committed to provide notice to shareholders before changing its 80% Policy.

AMORTIZED COST METHOD -- under Rule 2a-7 of the 1940 Act, the method of calculating an investment company's net asset value whereby portfolio securities are valued at the Fund's acquisition cost as adjusted for amortization of premium or accretion of discount rather than at their value based on current market factors.

AVERAGE DOLLAR-WEIGHTED MATURITY -- the average length of time until the debt securities held by a Fund reach maturity. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.

BANK OBLIGATION -- a money market instrument issued by a bank, including certificates of deposit, time deposits and bankers' acceptances.

CAPITAL GAIN OR LOSS -- the difference between the purchase price of a security and its selling price. You realize a capital gain when you sell a security for more than you paid for it. You realize a capital loss when you sell a security for less than you paid for it.

COMMERCIAL PAPER -- a short-term debt security issued by banks, corporations, municipalities and other borrowers.

COMMON STOCK -- a security that represents part equity ownership in a company. Common stock typically allows you to vote at shareholder meetings and to share in the company's profits by receiving dividends.

DEBT SECURITY -- when you invest in a debt security, you are typically lending your money to a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as U.S. Treasury obligations and commercial paper. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

EQUITY SECURITY -- an investment that gives you an equity ownership right in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.

FIRST-TIER SECURITY -- under Rule 2a-7 of the 1940 Act, a debt security that is an eligible investment for money market funds and has received a rating in the highest short-term rating category from a nationally recognized statistical rating organization (NRSRO) or if unrated, is determined by the fund's portfolio management team to be of comparable quality, or is a money market fund issued by a registered investment company, or is a government security.

FIXED INCOME SECURITY -- an intermediate to long-term debt security that matures in more than one year.

GUARANTEED INVESTMENT CONTRACT -- an investment instrument issued by a rated insurance company in return for a payment by an investor.

HIGH QUALITY -- includes municipal securities that are rated in the top two highest short-term debt categories according to an NRSRO such as Standard & Poor's Corporation or Moody's Investors Service, Inc. The portfolio management team may consider an unrated municipal security if it is determined to be of comparable quality, based upon guidelines approved by the Fund's Board. Please see the SAI for more information about credit ratings.

INSTRUMENTALITY -- an instrumentality of the U.S. government is a government agency organized under federal charter with government supervision.

LIQUIDITY -- a measurement of how easily a security can be bought or sold at a price that is close to its market value.

MONEY MARKET INSTRUMENT -- a short-term debt security that is considered to mature in 13 months or less. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and certain municipal securities. For Columbia Treasury Reserves and Columbia Government Reserves, money market instruments do not include either commercial paper or municipal securities.

MUNICIPAL SECURITY (OBLIGATION) -- a debt security issued by state or local governments or governmental authorities to pay for public projects and services. "General obligations" are typically backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income from these securities is exempt from federal income taxes and is generally exempt from state taxes if you live in the state that issued the security. If you live in the municipality that issued the security, interest income may also be exempt from local taxes.

NON-DIVERSIFIED -- a fund that holds securities of fewer issuers or kinds of issuers than other kinds of funds. Non-diversified funds tend to have greater price swings than more diversified funds because events affecting one or more of its securities may have a disproportionately large effect on the fund.

PARTICIPATION -- a pass-through certificate representing a share in a pool of debt obligations or other instruments.

PASS-THROUGH CERTIFICATE -- securitized mortgages or other debt securities with interest and principal paid by a servicing intermediary shortly after interest payments are received from borrowers.

PRIVATE ACTIVITY BOND -- a municipal security that is used to finance private projects or other projects that aren't qualified for tax purposes. Interest on private activity bonds is generally taxable, unless it is specifically exempted, or may be treated as a tax preference item for federal alternative minimum tax purposes.

REPURCHASE AGREEMENT -- a short-term (often overnight) investment arrangement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return.

REVERSE REPURCHASE AGREEMENT -- a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price.

SECOND-TIER SECURITY -- under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds, but is not a first-tier security.

SETTLEMENT DATE -- the date on which an order is settled either by payment or delivery of securities.

SPECIAL PURPOSE ISSUER -- an entity organized solely to issue asset-backed securities on a pool of assets it owns.

TRADE DATE -- the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

U.S. GOVERNMENT OBLIGATIONS -- a wide range of debt securities that include U.S. Treasury obligations, securities issued or guaranteed by various agencies of the U.S. government, or by various instrumentalities which have been established or sponsored by the U.S. government. Securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. government.

U.S. TREASURY OBLIGATIONS -- a debt security issued or guaranteed by the U.S. Treasury. U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. government.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

COLUMBIA MANAGEMENT(R)

WHERE TO FIND MORE INFORMATION

You'll find more information about Columbia Money Market Funds in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS

The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the independent registered public accounting firm's reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the period covered.

STATEMENT OF ADDITIONAL INFORMATION

The SAI contains additional information about the Funds and their policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.

You can obtain a free copy of these documents, request other information about the Funds and make shareholder inquiries by contacting Columbia Funds:

By telephone:
1.800.353.0828 (Institutional Investors)
1.800.345.6611 (Individual Investors)

By mail:
COLUMBIA FUNDS
C/O COLUMBIA FUNDS SERVICES
P.O. BOX 8081
BOSTON, MA 02266-8081

On the Internet:
WWW.COLUMBIAFUNDS.COM

Information about the Funds can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

Sec File Number: 811-09645                                           AD-AD-0143B
Columbia Funds Series Trust

PRO-36/90250-0905

COLUMBIA MANAGEMENT(R)

                              Money Market Funds

                              Prospectus -- Trust Class Shares

                              December 30, 2005




                              Columbia Cash Reserves
                              (formerly, Nations Cash Reserves)

                              Columbia Money Market Reserves
                              (formerly, Nations Money Market Reserves)

                              Columbia Treasury Reserves
                              (formerly, Nations Treasury Reserves)

                              Columbia Government Reserves
                              (formerly, Nations Government Reserves)

                              Columbia Municipal Reserves
                              (formerly, Nations Municipal Reserves)

                              Columbia Tax-Exempt Reserves
                              (formerly, Nations Tax-Exempt Reserves)

                              Columbia California Tax-Exempt Reserves
                              (formerly, Nations California Tax-Exempt Reserves)

                              Columbia New York Tax-Exempt Reserves
                              (formerly, Nations New York Tax-Exempt Reserves)


                              THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE.

                              ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                      May Lose Value
NOT FDIC-INSURED    No Bank Guarantee

AN OVERVIEW OF THE FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TERMS USED IN THIS PROSPECTUS

IN THIS PROSPECTUS, WE, US AND OUR REFER TO THE COLUMBIA FUNDS FAMILY (COLUMBIA FUNDS OR COLUMBIA FUNDS FAMILY). SOME OTHER IMPORTANT TERMS WE'VE USED MAY BE NEW TO YOU. THESE ARE PRINTED IN ITALICS WHERE THEY FIRST APPEAR IN A SECTION AND ARE DESCRIBED IN TERMS USED IN THIS PROSPECTUS.




 YOU'LL FIND TERMS USED IN THIS PROSPECTUS ON PAGE 63.

YOUR INVESTMENT IN THESE FUNDS IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, N.A. (BANK OF AMERICA), THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. YOUR INVESTMENT MAY LOSE MONEY.

AFFILIATES OF BANK OF AMERICA ARE PAID FOR THE SERVICES THEY PROVIDE TO THE
FUNDS.

--------------------------------------------------------------------------------

This booklet, which is called a prospectus, tells you about some Columbia Money Market Funds. Please read it carefully, because it contains information that's designed to help you make informed investment decisions.

This prospectus offers Trust Class Shares of the Funds. This class of shares is designed primarily for financial institutions and intermediaries for their own accounts, and for certain of their client accounts for which they act as fiduciary, agent or custodian. Please turn to BUYING, SELLING AND EXCHANGING SHARES for more information about who is eligible to buy this class of shares.

ABOUT THE FUNDS

The Money Market Funds seek to provide income while protecting the principal of your original investment by investing in money market instruments.

Money market instruments include short-term debt securities that are U.S. government issued or guaranteed or have relatively low risk. Your original investment and your return aren't guaranteed, however, and returns will vary as short-term interest rates change. Over time, the return on money market funds may be lower than the return on other kinds of mutual funds or investments.

ARE THESE FUNDS RIGHT FOR YOU?

Not every Fund is right for every investor. When you're choosing a Fund to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.

The Money Market Funds may be suitable for you if:

  - you're looking for a relatively low risk investment with stability of principal

  - you have short-term income needs

They may not be suitable for you if:

  - you're looking for higher returns and are prepared to assume a higher level of investment risk

  - you're more comfortable with bank deposits that are FDIC-insured

You'll find a discussion of each Fund's investment objective, principal investment strategies and principal risks in the Fund descriptions that start on page 4.

FOR MORE INFORMATION

If you have any questions about the Funds, please call us at 1.800.353.0828 if you're an institutional investor, or 1.800.345.6611 if you're an individual investor. You can also contact your investment professional.

You'll find more information about the Funds in the Statement of Additional Information (SAI). The SAI includes more detailed information about each Fund's investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.

WHAT'S INSIDE
--------------------------------------------------------------------------------

About the Funds
(FILE FOLDER GRAPHIC)

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT ADVISORS, LLC

COLUMBIA MANAGEMENT ADVISORS, LLC (THE ADVISER) IS THE INVESTMENT ADVISER TO EACH OF THE FUNDS. THE ADVISER IS RESPONSIBLE FOR THE OVERALL MANAGEMENT AND SUPERVISION OF THE INVESTMENT MANAGEMENT OF EACH FUND.




 YOU'LL FIND MORE ABOUT THE ADVISER STARTING ON PAGE 41.

--------------------------------------------------------------------------------


COLUMBIA CASH RESERVES                                           4
------------------------------------------------------------------
COLUMBIA MONEY MARKET RESERVES                                   8
------------------------------------------------------------------
COLUMBIA TREASURY RESERVES                                      12
------------------------------------------------------------------
COLUMBIA GOVERNMENT RESERVES                                    16
------------------------------------------------------------------
COLUMBIA MUNICIPAL RESERVES                                     20
------------------------------------------------------------------
COLUMBIA TAX-EXEMPT RESERVES                                    25
------------------------------------------------------------------
COLUMBIA CALIFORNIA TAX-EXEMPT RESERVES                         29
------------------------------------------------------------------
COLUMBIA NEW YORK TAX-EXEMPT RESERVES                           34
------------------------------------------------------------------
OTHER IMPORTANT INFORMATION                                     39
------------------------------------------------------------------
HOW THE FUNDS ARE MANAGED                                       41

About your investment
(DOLLAR SIGN GRAPHIC)

INFORMATION FOR INVESTORS
  Buying, selling and exchanging shares                         43
      How orders are processed                                  44
  Shareholder administration fees                               49
  Distributions and taxes                                       50
  Legal matters                                                 53
------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                            54
------------------------------------------------------------------
ADDITIONAL HYPOTHETICAL FEES AND EXPENSE INFORMATION            59
------------------------------------------------------------------
TERMS USED IN THIS PROSPECTUS                                   64
------------------------------------------------------------------
WHERE TO FIND MORE INFORMATION                          BACK COVER

COLUMBIA CASH RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 41.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

THE FUND IS LISTED ON THE NATIONAL ASSOCIATION OF INSURANCE COMMISSIONERS' APPROVED LIST OF MONEY MARKET MUTUAL FUNDS.

FIRST-TIER SECURITIES

A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN A RATING IN THE HIGHEST CREDIT RATING CATEGORY BY A NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATION (NRSRO) OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.

--------------------------------------------------------------------------------


[TARGET GRAPHIC]   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

[COMPASS GRAPHIC]  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. These securities include primarily:

  - commercial paper

  - bank obligations

  - short-term debt securities, including instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or instruments backed by, the securities and other assets owned by these issuers

  - short-term taxable municipal securities

  - repurchase agreements secured by first-tier securities, U.S. government obligations or U.S. Treasury obligations

The Fund may also invest in other money market funds, consistent with its investment objective and strategies. When the portfolio management team believes market conditions warrant, the Fund may invest more than 25% of its assets in U.S. dollar denominated bank obligations, including obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------






 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia Cash Reserves has the following risks:

      - INVESTMENT STRATEGY RISK -- Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.353.0828 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.345.6611 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Trust Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               2000     2001     2002     2003     2004
               ----     ----     ----     ----     ----
               6.36%    4.12%    1.71%    0.99%    1.15%



              *Year-to-date return as of June 30, 2005: 1.23%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 4TH QUARTER 2000:                1.63%
         WORST: 2ND QUARTER 2004:               0.21%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                                              LIFE OF
                                                           1 YEAR   5 YEARS    FUND*
         TRUST CLASS SHARES                                1.15%     2.85%     3.11%

      *THE INCEPTION DATE OF TRUST CLASS SHARES IS MAY 17, 1999.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Trust Class Shares can be found in the section ADDITIONAL
                   HYPOTHETICAL FEES AND EXPENSE INFORMATION following the FINANCIAL HIGHLIGHTS.

         SHAREHOLDER FEES                                              Trust Class
         (Fees paid directly from your investment)                       Shares
         Maximum sales charge (load) imposed on purchases                  N/A



         Maximum deferred sales charge (load)                              N/A



         ANNUAL FUND OPERATING EXPENSES(1)
         (Expenses that are deducted from the Fund's assets)



         Management fees(2)                                                0.25%



         Shareholder administration fees                                   0.10%



         Other expenses                                                    0.02%
                                                                            ------



         Total annual Fund operating expenses                              0.37%



         Fee waivers and/or reimbursements                                (0.07)%
                                                                            ------



         Total net expenses(3)                                             0.30%
                                                                            ======

      (1)The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (2)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Trust Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         TRUST CLASS SHARES                      $31      $112      $201       $461

COLUMBIA MONEY MARKET RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 41.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

THE FUND IS LISTED ON THE NATIONAL ASSOCIATION OF INSURANCE COMMISSIONERS' APPROVED LIST OF MONEY MARKET MUTUAL FUNDS.

FIRST-TIER SECURITIES

A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN A RATING IN THE HIGHEST CREDIT RATING CATEGORY BY AN NRSRO OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. These securities include primarily:

  - commercial paper

  - bank obligations

  - short-term debt securities, including instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or instruments backed by, the securities and other assets owned by these issuers

  - short-term taxable municipal securities

  - repurchase agreements secured by first-tier securities, U.S. government obligations or U.S. Treasury obligations

The Fund may also invest in other money market funds, consistent with its investment objective and strategies. When the portfolio management team believes market conditions warrant, the Fund may invest more than 25% of its assets in U.S. dollar denominated bank obligations, including obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------






 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia Money Market Reserves has the following risks:

      - INVESTMENT STRATEGY RISK -- Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.353.0828 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.345.6611 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Trust Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               2001     2002     2003     2004
               ----     ----     ----     ----
               4.04%    1.63%    0.95%    1.14%



              *Year-to-date return as of June 30, 2005: 1.22%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 1ST QUARTER 2001:          1.41%
         WORST: 1ST QUARTER 2004:         0.20%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                                            LIFE OF
                                                                   1 YEAR    FUND*
         TRUST CLASS SHARES                                        1.14%     2.66%

      *THE INCEPTION DATE OF TRUST CLASS SHARES IS MARCH 22, 2000.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Trust Class Shares can be found in the section ADDITIONAL
                   HYPOTHETICAL FEES AND EXPENSE INFORMATION following the FINANCIAL HIGHLIGHTS.

         SHAREHOLDER FEES                                              Trust Class
         (Fees paid directly from your investment)                       Shares
         Maximum sales charge (load) imposed on purchases                  N/A



         Maximum deferred sales charge (load)                              N/A



         ANNUAL FUND OPERATING EXPENSES(1)
         (Expenses that are deducted from the Fund's assets)



         Management fees(2)                                               0.25%



         Shareholder administration fees                                  0.10%



         Other expenses                                                   0.02%
                                                                           -------



         Total annual Fund operating expenses                             0.37%



         Fee waivers and/or reimbursements                               (0.07)%
                                                                           -------



         Total net expenses(3)                                            0.30%
                                                                           =======

      (1)The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (2)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Trust Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         TRUST CLASS SHARES                      $31      $112      $201       $461

COLUMBIA TREASURY RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 41.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

THE FUND IS LISTED ON THE NATIONAL ASSOCIATION OF INSURANCE COMMISSIONER'S APPROVED LIST OF MONEY MARKET MUTUAL FUNDS.

FIRST-TIER SECURITIES

A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN A RATING IN THE HIGHEST CREDIT RATING CATEGORY BY AN NRSRO OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less. Under normal circumstances, the Fund will invest at least 80% of its assets in U.S. Treasury obligations, and repurchase agreements secured by U.S. Treasury obligations.

THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. These securities include primarily:

  - U.S. Treasury obligations

  - repurchase agreements and reverse repurchase agreements secured by U.S. Treasury obligations and U.S. government obligations

  - obligations whose principal and interest are backed by the U.S. government

The Fund may invest in other money market funds that invest in these instruments, consistent with its investment objective and strategies.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------






 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia Treasury Reserves has the following risks:

      - INVESTMENT STRATEGY RISK -- Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      - TAX CONSIDERATIONS -- The distributions paid by the Fund generally come from interest on U.S. government and U.S. Treasury obligations, which may be free from state income tax, but will be subject to federal income tax and may be subject to other state and local taxes. Any portion of a distribution that comes from income paid on other kinds of securities or from realized capital gains generally is subject to federal, state and local taxes. You should consult with your own tax adviser to determine the tax consequences to you of investing in the Fund.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.353.0828 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.345.6611 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*




      The bar chart shows you how the performance of the Fund's Trust Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               2000     2001     2002     2003     2004
               ----     ----     ----     ----     ----
               6.09%    3.88%    1.59%    0.92%    1.05%



              *Year-to-date return as of June 30, 2005: 1.13%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 4TH QUARTER 2000:          1.58%
         WORST: 2ND QUARTER 2004:         0.19%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                                             LIFE OF
                                                          1 YEAR   5 YEARS    FUND*
         TRUST CLASS SHARES                               1.05%     2.69%     2.93%

      *THE INCEPTION DATE OF TRUST CLASS SHARES IS MAY 17, 1999.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Trust Class Shares can be found in the section ADDITIONAL
                   HYPOTHETICAL FEES AND EXPENSE INFORMATION following the FINANCIAL HIGHLIGHTS.

         SHAREHOLDER FEES                                              Trust Class
         (Fees paid directly from your investment)                       Shares
         Maximum sales charge (load) imposed on purchases                  N/A



         Maximum deferred sales charge (load)                              N/A



         ANNUAL FUND OPERATING EXPENSES(1)
         (Expenses that are deducted from the Fund's assets)



         Management fees(2)                                                0.25%



         Shareholder administration fees                                   0.10%



         Other expenses                                                    0.02%
                                                                            ------



         Total annual Fund operating expenses                              0.37%



         Fee waivers and/or reimbursements                                (0.07)%
                                                                            ------



         Total net expenses(3)                                             0.30%
                                                                            ======

      (1)The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (2)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Trust Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         TRUST CLASS SHARES                      $31      $112      $201       $461

COLUMBIA GOVERNMENT RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 41.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

THE FUND IS LISTED ON THE NATIONAL ASSOCIATION OF INSURANCE COMMISSIONERS' APPROVED LIST OF MONEY MARKET MUTUAL FUNDS.

FIRST-TIER SECURITIES

A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN A RATING IN THE HIGHEST CREDIT RATING CATEGORY BY AN NRSRO OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less. Under normal circumstances, the Fund will invest at least 80% of its assets in U.S.
                   government obligations.

THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. These securities include primarily U.S. government obligations and U.S. Treasury obligations, the interest on which is generally free from state income tax.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------






 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia Government Reserves has the following risks:

      - INVESTMENT STRATEGY RISK -- Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      - TAX CONSIDERATIONS -- The distributions paid by the Fund generally come from interest on U.S. government and U.S. Treasury obligations, which may be free from state income tax, but will be subject to federal income tax and may be subject to other state and local taxes. Any portion of a distribution that comes from income paid on other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes. You should consult with your own tax adviser to determine the tax consequences to you of investing in the Fund.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.353.0828 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.345.6611 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*




      The bar chart shows you how the performance of the Fund's Trust Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               2000     2001     2002     2003     2004
               ----     ----     ----     ----     ----
               6.23%    3.95%    1.57%    0.93%    1.10%



              *Year-to-date return as of June 30, 2005: 1.18%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 4TH QUARTER 2000:                     1.60%
         WORST: 2ND QUARTER 2004:                    0.20%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                                              LIFE OF
                                                           1 YEAR   5 YEARS    FUND*
         TRUST CLASS SHARES                                1.10%     2.74%     2.99%

      *THE INCEPTION DATE OF TRUST CLASS SHARES IS MAY 17, 1999.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Trust Class Shares can be found in the section ADDITIONAL
                   HYPOTHETICAL FEES AND EXPENSE INFORMATION following the FINANCIAL HIGHLIGHTS.

         SHAREHOLDER FEES                                              Trust Class
         (Fees paid directly from your investment)                       Shares
         Maximum sales charge (load) imposed on purchases                  N/A



         Maximum deferred sales charge (load)                              N/A



         ANNUAL FUND OPERATING EXPENSES(1)
         (Expenses that are deducted from the Fund's assets)



         Management fees(2)                                               0.25%



         Shareholder administration fees                                  0.10%



         Other expenses                                                   0.02%
                                                                           -------



         Total annual Fund operating expenses                             0.37%



         Fee waivers and/or reimbursements                               (0.07)%
                                                                           -------



         Total net expenses(3)                                            0.30%
                                                                           =======

      (1)The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (2)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Trust Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         TRUST CLASS SHARES                      $31      $112      $201       $461

COLUMBIA MUNICIPAL RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 41.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

FIRST-TIER SECURITIES

A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN A RATING IN THE HIGHEST CREDIT RATING CATEGORY BY AN NRSRO OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from federal income taxes.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. Under normal circumstances, the Fund will invest at least 80% of its assets in securities that pay interest exempt from federal income tax, other than the federal alternative minimum tax. The Fund invests in municipal securities that, at the time of investment, are considered by the portfolio management team to have minimal credit risk and to be of high quality.

The Fund may invest all or any portion of its assets in municipal securities that finance private projects, called private activity bonds.

The Fund may also invest in instruments issued by certain trusts or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issuance of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------






 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia Municipal Reserves has the following risks:

      - INVESTMENT STRATEGY RISK -- Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      - HOLDING CASH -- The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the portfolio management team believes that attractive tax-exempt investments are not available. Any cash the Fund holds does not earn income.

      - TAX CONSIDERATIONS -- The distributions paid by the Fund generally come from interest on municipal obligations, which, in turn, generally are free from federal income tax, but may be subject to the federal alternative minimum tax and state, local and other taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains generally is subject to federal, state, local and other taxes. Shares of Columbia Municipal Reserves would not be suitable investments for tax-advantaged accounts or tax-exempt investors. We generally rely on opinions of the issuer's bond counsel that interest on a bond will be exempt from applicable taxes. Tax authorities are paying increased attention to whether such interest is exempt, and we can't assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.353.0828 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.345.6611 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Trust Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               2000     2001     2002     2003     2004
               ----     ----     ----     ----     ----
               3.93%    2.57%    1.26%    0.85%    0.96%



              *Year-to-date return as of June 30, 2005: 0.94%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 4TH QUARTER 2000:                1.03%
         WORST: 3RD QUARTER 2003:               0.17%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                                              LIFE OF
                                                           1 YEAR   5 YEARS    FUND*
         TRUST CLASS SHARES                                0.96%     1.91%     2.05%

      *THE INCEPTION DATE OF TRUST CLASS SHARES IS MAY 17, 1999.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Trust Class Shares can be found in the section ADDITIONAL
                   HYPOTHETICAL FEES AND EXPENSE INFORMATION following the FINANCIAL HIGHLIGHTS.

         SHAREHOLDER FEES                                              Trust Class
         (Fees paid directly from your investment)                       Shares
         Maximum sales charge (load) imposed on purchases                  N/A



         Maximum deferred sales charge (load)                              N/A



         ANNUAL FUND OPERATING EXPENSES(1)
         (Expenses that are deducted from the Fund's assets)



         Management fees(2)                                               0.25%



         Shareholder administration fees                                  0.10%



         Other expenses                                                   0.03%
                                                                           -------



         Total annual Fund operating expenses                             0.38%



         Fee waivers and/or reimbursements                               (0.08)%
                                                                           -------



         Total net expenses(3)                                            0.30%
                                                                           =======

      (1)The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (2)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Trust Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         TRUST CLASS SHARES                      $31      $114      $205       $473

COLUMBIA TAX-EXEMPT RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 41.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

FIRST-TIER SECURITIES

A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN A RATING IN THE HIGHEST CREDIT RATING CATEGORY BY AN NRSRO OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from federal income taxes.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. The Fund normally invests all of its assets in municipal securities which pay interest that is free from federal income and alternative minimum taxes. The Fund invests in municipal securities that, at the time of investment, are considered by the portfolio management team to have minimal credit risk and to be of high quality.

The Fund may also invest in instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issuance of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------






 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia Tax-Exempt Reserves has the following risks:

      - INVESTMENT STRATEGY RISK -- Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      - HOLDING CASH -- The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the portfolio management team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.

      - TAX CONSIDERATIONS -- The distributions paid by the Fund generally come from interest on municipal obligations, which, in turn, generally are free from federal income and alternative minimum taxes, but may be subject to state, local and other taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains generally is subject to federal, state and local taxes. Shares of Columbia Tax-Exempt Reserves would not be suitable investments for tax-advantaged accounts or tax-exempt investors. We generally rely on opinions of the issuer's bond counsel that interest on a bond will be exempt from applicable taxes. Tax authorities are paying increased attention to whether such interest is exempt, and we can't assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.353.0828 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.345.6611 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*




      The bar chart shows you how the performance of the Fund's Trust Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               1995     1996     1997     1998     1999     2000     2001     2002     2003     2004
               ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
               3.71%    3.31%    3.49%    3.29%    3.09%    3.94%    2.57%    1.20%    0.81%    0.94%



              *Year-to-date return as of June 30, 2005: 0.92%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 4TH QUARTER 2000:                   1.03%
         WORST: 1ST QUARTER 2004:                  0.17%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                                               LIFE OF
                                                 1 YEAR   5 YEARS   10 YEARS    FUND*
         TRUST CLASS SHARES                      0.94%     1.89%     2.63%      3.20%




      *THE INCEPTION DATE OF TRUST CLASS SHARES IS MARCH 14, 1988.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Trust Class Shares can be found in the section ADDITIONAL
                   HYPOTHETICAL FEES AND EXPENSE INFORMATION following the FINANCIAL HIGHLIGHTS.

         SHAREHOLDER FEES                                              Trust Class
         (Fees paid directly from your investment)                       Shares
         Maximum sales charge (load) imposed on purchases                  N/A



         Maximum deferred sales charge (load)                              N/A



         ANNUAL FUND OPERATING EXPENSES(1)
         (Expenses that are deducted from the Fund's assets)



         Management fees(2)                                               0.25%



         Shareholder administration fees                                  0.10%



         Other expenses                                                   0.03%
                                                                           -------



         Total annual Fund operating expenses                             0.38%



         Fee waivers and/or reimbursements                               (0.08)%
                                                                           -------



         Total net expenses(3)                                            0.30%
                                                                           =======

      (1)The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (2)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

         - you invest $10,000 in Trust Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

         - you reinvest all dividends and distributions in the Fund

         - your investment has a 5% return each year

         - the Fund's operating expenses remain the same as shown in the table above

         - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         TRUST CLASS SHARES                      $31      $114      $205       $473

COLUMBIA CALIFORNIA TAX-EXEMPT RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 41.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from California state individual income tax and federal income taxes.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

Under normal circumstances, the Fund will invest at least 80% of its assets in securities that pay interest exempt from federal income tax and California state individual income tax. These securities are issued by or on behalf of the State of California, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers.

The Fund may invest up to 20% of its assets in municipal securities that finance private projects, called private activity bonds.

The Fund may also invest in instruments issued by certain trusts or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating local, national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issuance of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------






 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia California Tax-Exempt Reserves has the following risks:

      - INVESTMENT STRATEGY RISK -- This Fund is considered to be non-diversified because it invests most of its assets in securities that pay interest that is free from personal income tax in one state. The value of the Fund and the amount of interest it pays could be affected by the financial conditions of the state, and its local governments and public authorities. Although the Fund tries to maintain a share price of $1.00, an investment in the Fund could lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      - HOLDING CASH -- The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the portfolio management team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.

      - TAX CONSIDERATIONS -- The distributions paid by the Fund, generally come from interest on California municipal obligations, which, in turn, generally are free from federal income tax and California state individual income tax, but may be subject to alternative minimum taxes and other state and local taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains generally is subject to federal, state and local taxes. Shares of Columbia California Tax-Exempt Reserves would not be suitable investments for tax-advantaged accounts or tax-exempt investors. We generally rely on opinions of the issuer's bond counsel that interest on a bond will be exempt from applicable taxes. Tax authorities are paying increased attention to whether such interest is exempt, and we can't assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund.

      - STATE-SPECIFIC RISK -- State-specific risk is the chance that the Fund, because it invests primarily in securities issued by California and its municipalities, is more vulnerable to unfavorable developments in California than funds that invest in municipal bonds of many different states. The current finances of California and its municipalities have improved during fiscal year 2004-05, in part due to an improved economy and higher employment rates, which increased tax revenue. California remains the state with the lowest credit rating, however. The Governor's Budget for 2005-06 projects a $6 billion deficit due to structural spending imbalances. The Governor proposes to cut program spending and to shift responsibility for certain obligations to make up the shortfall, but as of June 15, the State Legislature had not approved a final budget for the 2005-06 fiscal year. It is unclear how the current economic conditions may affect the Fund. Adverse conditions affecting California generally could have an impact on the State and California municipal securities.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS, AND FUND EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.353.0828 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.345.6611 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Trust Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               2000     2001     2002     2003     2004
               ----     ----     ----     ----     ----
               3.35%    2.22%    1.16%    0.77%    0.92%



              *Year-to-date return as of June 30, 2005: 0.92%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 4TH QUARTER 2000:                0.89%
         WORST: 3RD QUARTER 2003:               0.15%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                                              LIFE OF
                                                           1 YEAR   5 YEARS    FUND*
         TRUST CLASS SHARES                                0.92%     1.68%     1.80%




      *THE INCEPTION DATE OF TRUST CLASS SHARES IS MAY 24, 1999.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Trust Class Shares can be found in the section ADDITIONAL
                   HYPOTHETICAL FEES AND EXPENSE INFORMATION following the FINANCIAL HIGHLIGHTS.

         SHAREHOLDER FEES                                              Trust Class
         (Fees paid directly from your investment)                       Shares
         Maximum sales charge (load) imposed on purchases                  N/A



         Maximum deferred sales charge (load)                              N/A



         ANNUAL FUND OPERATING EXPENSES(1)
         (Expenses that are deducted from the Fund's assets)



         Management fees(2)                                               0.25%



         Shareholder administration fees                                  0.10%



         Other expenses                                                   0.03%
                                                                           -------



         Total annual Fund operating expenses                             0.38%



         Fee waivers and/or reimbursements                               (0.08)%
                                                                           -------



         Total net expenses(3)                                            0.30%
                                                                           =======

      (1)The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, necessary, to reflect current service provider fees.

      (2)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Trust Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         TRUST CLASS SHARES                      $31      $114      $205       $473

COLUMBIA NEW YORK TAX-EXEMPT RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 41.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from New York state individual income tax and federal income taxes.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

Under normal circumstances, the Fund will invest at least 80% of its assets in securities that pay interest that is free from federal income tax and New York state individual income tax. These securities are issued by or on behalf of the State of New York, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers.

The Fund may invest up to 20% of its assets in municipal securities that finance private projects, called private activity bonds.

The Fund may also invest in instruments issued by certain trusts or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating local, national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issuance of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------






 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia New York Tax-Exempt Reserves has the following risks:

      - INVESTMENT STRATEGY RISK -- This Fund is considered to be non-diversified because it invests most of its assets in securities that pay interest that is free from personal income tax in one state. The value of the Fund and the amount of interest it pays could also be affected by the financial conditions of the state, its public authorities and local governments. Although the Fund tries to maintain a share price of $1.00, an investment in the Fund could lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      - HOLDING CASH -- The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the portfolio management team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.

      - TAX CONSIDERATIONS -- The distributions paid by the Fund generally come from interest on New York municipal obligations, which, in turn, generally are free from federal income tax and New York State and New York City individual income tax, but may be subject to alternative minimum taxes and other state and local taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains generally is subject to federal, state and local taxes. Shares of Columbia New York Tax-Exempt Reserves would not be a suitable investment for tax-advantaged accounts or tax-exempt investors. We generally rely on opinions of the issuer's bond counsel that interest on a bond will be exempt from applicable taxes. Tax authorities are paying increased attention to whether such interest is exempt, and we can't assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund.

      - STATE-SPECIFIC RISK -- State-specific risk is the chance that the Fund, because it invests primarily in securities issued by New York State, New York City and New York's other municipalities, is more vulnerable to unfavorable developments in New York than funds that invest in municipal bonds of many different states. Although New York's economy is diverse, with a comparatively large share of the nation's finance, insurance, transportation, communications and services employment and a very small share of the nation's farming and mining activity, adverse conditions affecting any one of these industries could have a negative impact on New York municipal securities. Travel and tourism also constitute an important part of the New York State and City economies. The September 11, 2001 terrorist attack on the World Trade Center in New York City has had and is likely to continue to have an adverse effect on all areas of the New York economy. In this regard, the long recovery from September 11th and the loss of momentum in the national recovery due to corporate governance scandals and international tensions resulted in a lengthening of the State's recession. In addition, State costs for employee pensions have increased dramatically, while costs associated with Medicaid, welfare and other entitlement programs have also risen, reflecting the impact of the national recession and jobless recovery that has followed.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.353.0828 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.345.6611 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Trust Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               2003     2004
               ----     ----
               0.84%    0.96%



              *Year-to-date return as of June 30, 2005: 0.92%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 4TH QUARTER 2004:           0.33%
         WORST: 3RD QUARTER 2003:          0.18%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                                            LIFE OF
                                                                   1 YEAR    FUND*
         TRUST CLASS SHARES                                        0.96%     0.98%




      *THE INCEPTION DATE OF TRUST CLASS SHARES IS FEBRUARY 15, 2002.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Trust Class Shares can be found in the section ADDITIONAL
                   HYPOTHETICAL FEES AND EXPENSE INFORMATION following the FINANCIAL HIGHLIGHTS.

         SHAREHOLDER FEES                                              Trust Class
         (Fees paid directly from your investment)                       Shares
         Maximum sales charge (load) imposed on purchases                  N/A



         Maximum deferred sales charge (load)                              N/A



         ANNUAL FUND OPERATING EXPENSES(1)
         (Expenses that are deducted from the Fund's assets)



         Management fees(2)                                               0.25%



         Shareholder administration fees                                  0.10%



         Other expenses                                                   0.28%
                                                                           -------



         Total annual Fund operating expenses                             0.63%



         Fee waivers and/or reimbursements                               (0.33)%
                                                                           -------



         Total net expenses(3)                                            0.30%
                                                                           =======

      (1)The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (2)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Trust Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         TRUST CLASS SHARES                      $31      $168      $319       $755

Other important information
(LINE GRAPH GRAPHIC)

You'll find specific information about each Fund's investment objective, principal investment strategies and risks in the descriptions starting on page
4. The following are some other risks and information you should consider before you invest:

      - SPECIAL RULES FOR MONEY MARKET FUNDS -- Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Funds, like all money market funds:

         - may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less

         - must maintain an average dollar-weighted maturity of 90 days or less

         - may normally invest no more than 5% of their total assets in securities of the same issuer, other than U.S. government securities; however, they may invest up to 25% of their total assets in first-tier securities of a single issuer for up to three business days (except for Columbia California Tax-Exempt Reserves and Columbia New York Tax-Exempt Reserves)

         - may generally only invest in U.S. dollar denominated instruments that are determined to have minimal credit risk and are first-tier securities, except for Columbia California Tax-Exempt Reserves and Columbia New York Tax-Exempt Reserves, which also may invest in second-tier securities.

      - CHANGING INVESTMENT OBJECTIVES AND POLICIES -- The investment objective and certain investment policies of any Fund can be changed without shareholder approval. The 80% Policy of certain Funds may be changed without shareholder approval by giving the shareholder at least 60 days notice. The 80% Policy of certain other Funds and other investment policies of any Fund may be changed only with shareholder approval.

      - CHANGING TO A FEEDER FUND -- Unlike traditional mutual funds, which invest in individual securities, a "feeder fund" invests all of its assets in another fund, called a "master portfolio." Other feeder funds generally also invest in a master portfolio. The master portfolio invests in individual securities and has the same investment objective, investment strategies and principal risks as the feeder funds. This structure can help reduce a feeder fund's expenses because its assets are combined with those of other feeder funds. If a master portfolio doesn't attract other feeder funds, however, a feeder fund's expenses could be higher than those of a traditional mutual fund.

        Each Fund may become a feeder fund if the Board decides this would be in the best interest of shareholders. We don't require shareholder approval to make the change, but we'll notify you if it happens. If a

        Fund becomes a feeder fund, it will have the additional risks of investing in a master portfolio.

      - INVESTING DEFENSIVELY -- A Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. A Fund may not achieve its investment objective while it is investing defensively. Any cash a Fund holds for defensive or other reasons may not earn income.

      - BANK OF AMERICA AND ITS AFFILIATES -- Bank of America and its affiliates currently provide services to some or all of the Funds, including investment advisory, distribution, administration, shareholder servicing, sub-transfer agency and brokerage services, and are paid for providing these services. Bank of America and its affiliates also may, at times, provide other services and be compensated for them, including transfer agency, interfund lending and securities lending services, or make loans to the Funds. Finally, Bank of America or its affiliates may serve as counterparties in transactions with Columbia Funds where permitted by law or regulation, and may receive compensation in that capacity.

      - PORTFOLIO SECURITIES DISCLOSURE -- A description of Columbia Funds' policies and procedures with respect to the disclosure of portfolio securities is available in the Funds' SAI and on the Columbia Funds' website at www.columbiafunds.com under Fund Portfolio Data. In addition, a complete list of each Fund's portfolio holdings for each calendar month will be available upon request 5 business days following each month-end.

      - INFORMATION FOR FEDERALLY CHARTERED CREDIT UNIONS -- Shares of Columbia Treasury Reserves and Columbia Government Reserves are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration Rules and Regulations and the National Credit Union Administration Letter Number 155.

      - HOUSEHOLDING -- In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of a Fund's prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at 1.800.345.6611 or if your shares are held through a financial institution please contact them directly. We will begin sending your individual copies with the next scheduled mailing.

      - PORTFOLIO TRANSACTION COSTS -- Each Fund may incur significant transaction costs that are in addition to the total annual Fund operating expenses disclosed in the fee tables. These transaction costs are made up of all the costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of a Fund's transactions costs are not.

How the Funds are managed

(PEOPLE GRAPHIC)

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT ADVISORS, LLC

100 FEDERAL STREET
BOSTON, MA 02110

COLUMBIA MANAGEMENT GROUP (COLUMBIA MANAGEMENT) IS THE PRIMARY INVESTMENT MANAGEMENT DIVISION OF BANK OF AMERICA CORPORATION. THE ADVISER, COLUMBIA MANAGEMENT ADVISORS, LLC AND COLUMBIA WANGER ASSET MANAGEMENT, L.P. ARE COLUMBIA MANAGEMENT ENTITIES THAT FURNISH INVESTMENT MANAGEMENT SERVICES AND ADVISE INSTITUTIONAL AND MUTUAL FUND PORTFOLIOS.

--------------------------------------------------------------------------------


INVESTMENT ADVISER

The Adviser is the investment adviser to over 70 mutual fund portfolios in the Columbia Funds Family, including the Money Market Funds described in this prospectus.

The Adviser is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes, including equity and fixed income securities, and money market instruments.

Currently managing more than $185 billion, the Adviser acts as investment manager for individuals, corporations, private investment companies and financial institutions. The Adviser uses a team approach to investment management. Each team has access to the latest technology and analytical resources.

Columbia Funds pays the Adviser an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly.

A discussion regarding the basis for the Board of Trustees approving the investment advisory agreement with the Adviser is available in the Funds' annual report to shareholders for the fiscal year ended March 31.

The Adviser has agreed to waive fees and/or reimburse expenses for certain Funds until July 31, 2006. You'll find a discussion of any waiver and/or reimbursement in the Fund descriptions. There is no assurance that the Adviser will continue to waive and/or reimburse any fees and/or expenses after this date.

The following chart shows the maximum advisory fees the Adviser can receive, along with the actual advisory fees the Adviser and/or an affiliate received during the Funds' last fiscal year, after waivers and/or reimbursements:

ANNUAL INVESTMENT ADVISORY FEE, AS A % OF AVERAGE DAILY NET ASSETS


                                                             MAXIMUM    ACTUAL FEE
                                                             ADVISORY    PAID LAST
                                                               FEE      FISCAL YEAR
  COLUMBIA CASH RESERVES                                      0.15%        0.12%



  COLUMBIA MONEY MARKET RESERVES                              0.15%        0.12%



  COLUMBIA TREASURY RESERVES                                  0.15%        0.12%



  COLUMBIA GOVERNMENT RESERVES                                0.15%        0.12%



  COLUMBIA MUNICIPAL RESERVES                                 0.15%        0.12%



  COLUMBIA TAX-EXEMPT RESERVES                                0.15%        0.12%



  COLUMBIA CALIFORNIA TAX-EXEMPT RESERVES                     0.15%        0.12%



  COLUMBIA NEW YORK TAX-EXEMPT RESERVES                       0.15%        0.15%

INVESTMENT SUB-ADVISER

Columbia Funds and the Adviser may engage one or more investment sub-advisers for each Fund to make day-to-day investment decisions for the Fund. The Adviser retains ultimate responsibility (subject to Board oversight) for overseeing the sub-advisers and evaluates the Funds' needs and available sub-advisers' skills and abilities on an ongoing basis. Based on its evaluations, the Adviser may at times recommend to the Board that a Fund:

  - change, add or terminate one or more sub-advisers;

  - continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or

  - materially change a sub-advisory agreement with a sub-adviser.

Applicable law requires a Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders' best interests. The Adviser and the Funds have applied for relief from the SEC to permit the Funds to act on many of the Adviser's recommendations with approval only by the Board and not by Fund shareholders. The Adviser or a Fund would inform the Fund's shareholders of any actions taken in reliance on this relief. Until the Adviser and the Funds obtain the relief, each Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

A discussion regarding the basis for the Board of Trustees approving the investment sub-advisory agreement with each sub-adviser is available in the Funds' annual report to shareholders for the fiscal year ended March 31.

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT DISTRIBUTORS, INC.

ONE FINANCIAL CENTER
BOSTON, MA 02111-2621

--------------------------------------------------------------------------------


OTHER SERVICE PROVIDERS

The Funds are distributed by Columbia Management Distributors, Inc. (Distributor), a registered broker/dealer.


--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
ADVISORS, LLC

100 FEDERAL STREET
BOSTON, MA 02110

--------------------------------------------------------------------------------

Columbia Management Advisors, LLC is the administrator of the Funds, and is responsible for overseeing the administrative operations of the Funds. The Funds pay Columbia Management Advisors, LLC a fee of 0.10% for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Funds, and is paid monthly. The Funds also pay shareholder administration fees to Columbia Management Advisors, Inc. or financial institutions for providing services to investors.

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
SERVICES, INC.

P.O. BOX 8081
BOSTON, MA 02266-8081

--------------------------------------------------------------------------------

Columbia Management Services, Inc., also known as Columbia Funds Services (Transfer Agent), is the transfer agent for the Funds' shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

ABOUT YOUR INVESTMENT
--------------------------------------------------------------------------------

Buying, selling and exchanging shares

(BUYING, SELLING, TRANSFERRING SHARES GRAPHIC)

--------------------------------------------------------------------------------

WHEN YOU SELL SHARES OF A MUTUAL FUND, THE FUND IS EFFECTIVELY "BUYING" THEM BACK FROM YOU. THIS IS CALLED A REDEMPTION.

--------------------------------------------------------------------------------


This prospectus offers Trust Class Shares of the Funds. Here are some general rules about this class of shares:

  - Trust Class Shares are available to certain financial institutions and intermediaries for their own accounts, and for certain client accounts for which they act as a fiduciary, agent or custodian. These include:

     - Bank of America and certain of its affiliates

     - certain other financial institutions and intermediaries, including financial planners and investment advisers

     - institutional investors

     - charitable foundations

     - endowments

     - other funds in the Columbia Funds Family.

  - The minimum initial investment is $250,000. Financial institutions or intermediaries can total the investments they make on behalf of their clients to meet the minimum initial investment amount. Client accounts for which the financial institution or intermediary no longer acts as fiduciary, agent or custodian may no longer be eligible to purchase or hold Trust Class Shares.

  - There is no minimum amount for additional investments.

  - There are no sales charges for buying, selling or exchanging these shares.

   You'll find more information about buying, selling and exchanging Trust Class Shares on the pages that follow. You should also ask your financial institution or intermediary about its limits, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related services and programs.

   The Funds also offer other classes of shares, with different features and expense levels, which you may be eligible to buy. If you have questions about buying, selling or exchanging, or you need help placing an order, please call us at 1.800.353.0828 if you're an institutional investor, or 1.800.345.6611 if you're an individual investor. You can also contact your investment professional.

   Federal law requires the Funds to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Funds may need to delay the date of your purchase or may be unable to open your account which may result in a return of your investment monies. In addition, if the Funds are unable to verify your identity after your account is open, the Funds reserve the right to close your account or take other steps as deemed reasonable. The Funds shall not be held liable for any loss resulting from any purchase delay, application rejection, or account closure due to a failure to provide proper identifying information.

--------------------------------------------------------------------------------

A BUSINESS DAY IS ANY DAY THAT THE FEDERAL RESERVE BANK OF NEW YORK AND THE NEW YORK STOCK EXCHANGE (NYSE) ARE OPEN. THE MONEY MARKET FUNDS RESERVE THE RIGHT TO CLOSE EARLY ON BUSINESS DAYS PRECEDING OR FOLLOWING NATIONAL HOLIDAYS, IF THE PRIMARY GOVERNMENT SECURITIES DEALERS HAVE CLOSED EARLY AND/OR IF THE BOND MARKET ASSOCIATION RECOMMENDS THAT THE SECURITIES MARKETS CLOSE EARLY.

IN ADDITION TO WEEKENDS, EITHER THE FEDERAL RESERVE BANK OF NEW YORK OR THE NYSE IS CLOSED ON THE FOLLOWING NATIONAL HOLIDAYS: NEW YEAR'S DAY, MARTIN LUTHER KING, JR. DAY, PRESIDENTS' DAY, GOOD FRIDAY, MEMORIAL DAY, INDEPENDENCE DAY, LABOR DAY, COLUMBUS DAY, VETERANS DAY, THANKSGIVING DAY AND CHRISTMAS DAY.

--------------------------------------------------------------------------------


HOW SHARES ARE PRICED

All transactions are based on the price of a Fund's shares -- or its net asset value per share. We calculate net asset value per share at the following times (unless the Fund closes early):

  - 9:45 a.m., 11:00 a.m., 2:30 p.m. and 5:00 p.m. Eastern time each business day for each share class of Columbia Cash Reserves, Columbia Money Market Reserves and Columbia Treasury Reserves

  - 9:45 a.m., 11:00 a.m. and 2:30 p.m. Eastern time each business day for each share class of Columbia Government Reserves

  - 12:00 noon Eastern time each business day for each share class of Columbia Municipal Reserves and Columbia Tax-Exempt Reserves

  - 11:30 a.m. Eastern time each business day for each share class of Columbia California Tax-Exempt Reserves and Columbia New York Tax-Exempt Reserves

First, we calculate the net asset value for each class of a Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.

Although we try to maintain a net asset value per share of $1.00 for the Funds, we can't guarantee that we will be able to do so.

VALUING SECURITIES IN A FUND

The value of a Fund's assets is based on the total market value of all of the securities it holds. We use the amortized cost method, which approximates market value, to value the assets in the Money Market Funds.

HOW ORDERS ARE PROCESSED

Orders to buy, sell or exchange shares are processed on business days. Orders to buy, sell or exchange shares may be delivered to the Transfer Agent by phone, in writing, or through the internet. For more information on account and trading restrictions and special sign-up procedures for internet transactions, please call us at 800-353-0828 for institutional investors or 800-345-6611 for individual investors. The Transfer Agent has procedures in place to authenticate electronic instructions. You will be asked to accept the terms of an online agreement(s) and utilize a password for internet services. Orders received in good order by the Fund, Distributors Transfer Agent or their agents by the following times on a business day (unless the Fund closes early) will be processed as follows:

  - If your order for Columbia Cash Reserves, Columbia Money Market Reserves or Columbia Treasury Reserves is received in good form by the Transfer Agent by 5:00 p.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you'll receive that day's dividends). If your order is received in good form by the Transfer Agent after 5:00 p.m. Eastern time, you will receive the next net asset value per share determined on the following business day (and in the case of purchases you'll begin receiving dividends the next day).

  - If your order for Columbia Government Reserves is received in good form by the Transfer Agent by 2:30 p.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you'll receive that day's dividends). If your order is received in good form by the Transfer Agent after 2:30 p.m. you will receive the next net asset value per share determined on the following business day (and in the case of purchases you'll begin receiving dividends the next day).

  - If your order for Columbia Municipal Reserves or Columbia Tax-Exempt Reserves is received in good form by the Transfer Agent by 12:00 noon p.m. Eastern time, in the case of purchases you will receive that day's net asset value per share. If your order is received in good form by the Transfer Agent after 12:00 noon p.m. Eastern time, you will receive the next net asset value per share determined on the following business day (and in the case of purchases you'll begin receiving dividends the next day).

  - If your order for Columbia California Tax-Exempt Reserves or Columbia New York Tax-Exempt Reserves is received in good form by the Transfer Agent by 11:30 a.m. Eastern time, in the case of purchases you will receive that day's net asset value per share. If your order is received in good form by the Transfer Agent after 11:30 a.m. Eastern time, you will receive the next net asset value per share determined on the following business day (and in the case of purchases you'll begin receiving dividends the next day).

Investors are encouraged to place orders to sell as early in the day as possible. Orders received after these times will receive the next business day's net asset value per share. The business day that applies to an order is also called the trade date. We may refuse any order to buy or exchange shares. If this happens, we'll return any money we've received.

TELEPHONE ORDERS
You can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of our account application and send it to us.

Here's how telephone orders work:

  - If you sign up for telephone orders after you open your account, you must have your signature Medallion Guaranteed.

  - Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order.

  - We'll take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. If we and our service providers don't take these steps, we may be liable for any losses from unauthorized or fraudulent instructions.

  - Telephone orders may be difficult to complete during periods of significant economic or market change.

--------------------------------------------------------------------------------

THE NET ASSET VALUE PER SHARE IS THE PRICE OF A SHARE CALCULATED BY A FUND EVERY BUSINESS DAY.

--------------------------------------------------------------------------------



(BUYING SHARES     BUYING SHARES
  GRAPHIC)

      Here are some general rules for buying shares:

        - You buy Trust Class Shares at net asset value per share.

        - We must receive payment by the close of the Federal Reserve wire transfer system (typically 6 p.m. Eastern time) on the business day the Fund, Distributor, Transfer Agent or their agents receive the order (unless the Fund closes early).

          If we receive payment after this time, we'll refuse the order. We'll return any payment received for orders that we refuse. We can change this time under certain circumstances, for example, when there's more wiring activity than normal.

        - Financial institutions and intermediaries are responsible for sending orders to us and for ensuring that we receive your money on time.

        - Shares purchased are recorded on the books of the Fund. We don't issue certificates.

--------------------------------------------------------------------------------

"GOOD FORM" MEANS THAT THE MONEY USED TO PURCHASE YOUR SHARES IS FULLY COLLECTED. WHEN SELLING SHARES BY LETTER OF INSTRUCTION, "GOOD FORM" ALSO MEANS
(I) YOUR LETTER HAS COMPLETE INSTRUCTIONS, THE PROPER SIGNATURES AND MEDALLION SIGNATURE GUARANTEES AND (II) ANY OTHER REQUIRED DOCUMENTS ARE ATTACHED. FOR ADDITIONAL DOCUMENTS REQUIRED FOR SALES BY CORPORATIONS, AGENTS FIDUCIARIES, SURVIVING JOINT OWNERS AND OTHER LEGAL ENTITIES PLEASE CALL 1.800.353.0828 (INSTITUTIONAL INVESTORS) OR 1.800.345.6611 (INDIVIDUAL INVESTORS). NO INTEREST WILL BE PAID ON UNCASHED REDEMPTION CHECKS.







 FOR MORE INFORMATION ABOUT TELEPHONE ORDERS, SEE HOW ORDERS ARE PROCESSED.

--------------------------------------------------------------------------------



(SELLING SHARES    SELLING SHARES
  GRAPHIC)

      Here are some general rules for selling shares:

        - We normally send the sale proceeds by Fedwire as soon as practicable following the net asset value determination time applicable to your order. For more information please refer to How orders are processed or contact the Transfer Agent.

        - If you paid for your shares with a check that wasn't certified, we'll hold the sale proceeds when you sell those shares for at least 15 days after the trade date of the purchase.

        - Financial institutions and intermediaries are responsible for sending orders to us and for depositing the sale proceeds to your account on time.

        - Under certain circumstances allowed under the 1940 Act, we can pay you in securities or other property when you sell your shares (except shares of Columbia Treasury Reserves).

        - We can delay payment of the sale proceeds of Columbia Cash Reserves, Columbia Money Market Reserves, Columbia Treasury Reserves or Columbia Government Reserves for one day, or longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Banks or under the extraordinary circumstances described in Section 22(e) of the 1940 Act. Generally, those extraordinary circumstances are when: (i) the NYSE is closed or trading is restricted, (ii) an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of the Fund's net assets not reasonably practicable, or (iii) the SEC by order permits the suspension of the right of redemption for the protection of investors.

        - We can delay payment of the sale proceeds of Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves or Columbia New York Tax-Exempt Reserves for up to seven days.

        - Other restrictions may apply to retirement plan accounts. For more information about these restrictions, please contact your retirement plan administrator.

      We may sell your shares:

        - if the value of your account falls below $1,000 (other than as a result of depreciation in share value), or your account may be subject to an annual fee of $10. The Transfer Agent will send you written notification of such action and provide details on how you can add money to your account to avoid this penalty

        - if a financial institution or intermediary tells us to sell your shares under arrangements made with you

        - under certain other circumstances allowed under the 1940 Act

--------------------------------------------------------------------------------

YOU SHOULD MAKE SURE YOU UNDERSTAND THE INVESTMENT OBJECTIVE AND POLICIES OF THE FUND YOU'RE EXCHANGING INTO. PLEASE READ ITS PROSPECTUS CAREFULLY.

--------------------------------------------------------------------------------



(EXCHANGING SHARES     EXCHANGING SHARES
  GRAPHIC)

      You can generally sell shares of a Fund to buy shares of another Fund distributed by the Distributor. This is called an exchange. You might want to do this if your investment goals or tolerance for risk change.

      Here's how exchanges work:

        - You can generally exchange Trust Class Shares of a Fund (some exceptions apply) for:

              - Class Z shares of all other Funds distributed by the
                Distributor, except Money Market Funds

              - Trust Class Shares of Money Market Funds distributed by the
                Distributor.

        - The rules for buying shares of a Fund, including any minimum investment requirements, apply to exchanges into that Fund.

        - You may only make exchanges into a Fund that is legally sold in your state of residence.

        - You generally may only make an exchange into a Fund that is accepting investments.

        - A sales charge may apply when exchanging from a Money Market Fund to a Fund with a front-end sales charge.

        - We may limit the number of exchanges you can make within a specified period of time.

        - We may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

Shareholder administration fees
(PERCENT GRAPHIC)

--------------------------------------------------------------------------------

FINANCIAL INSTITUTIONS AND INTERMEDIARIES MAY CHARGE OTHER FEES FOR SERVICES PROVIDED TO YOUR ACCOUNT.

--------------------------------------------------------------------------------


The Adviser, its affiliates and/or other financial institutions and intermediaries may receive a maximum annual shareholder administration fee of 0.10% of the average daily net assets of Trust Class Shares of the Funds under a shareholder administration plan.

Fees are calculated daily and paid monthly. Because these fees are paid out of the Fund's assets on an ongoing basis, over time, they will increase the cost of your investment, and may cost you more than any sales charges you may pay.

The Funds pay these fees to eligible financial institutions and intermediaries for as long as the plan continues. We may reduce or discontinue payments at any time.

The Adviser and Distributor may pay significant amounts from their own assets to servicing agents of the Funds for distribution-related activities or other services they provide. These amounts, which are in addition to any sales charges, distribution (12b-1) and shareholder servicing fees paid by the Funds, may be fixed dollar amounts or a percentage of sales or both, and may be up-front or ongoing payments or both. Agents may agree to provide a variety of marketing related services or access-advantages to the Funds, including, for example, presenting Funds on "preferred" or "select" lists, in return for the payments. Servicing agents, in turn, may pay some or all of these amounts to their employees who recommend or sell Fund shares or allocate or invest client assets among different investment options.

In addition, the Adviser and Distributor may pay significant amounts from their own assets for services provided and costs incurred by third parties of a type that would typically be provided or incurred directly by the Columbia Funds' transfer agent. The Columbia Funds also may pay significant amounts to third party intermediaries, including servicing agents, for providing these types of services or incurring these types of costs.

These and other payments, and the difference between payments made with respect to the Funds and those made with respect to other mutual funds available through the agent, may give rise to conflicts of interest between the agent and its clients. You should be aware of these potential conflicts of interest and discuss these matters with your servicing agent.

Distributions and taxes
(DISTRIBUTIONS AND TAXES GRAPHIC)

--------------------------------------------------------------------------------

THE POWER OF COMPOUNDING

REINVESTING YOUR DISTRIBUTIONS BUYS YOU MORE SHARES OF A FUND -- WHICH LETS YOU TAKE ADVANTAGE OF THE POTENTIAL FOR COMPOUND GROWTH.

PUTTING THE MONEY YOU EARN BACK INTO YOUR INVESTMENT MEANS IT, IN TURN, MAY EARN EVEN MORE MONEY. OVER TIME, THE POWER OF COMPOUNDING HAS THE POTENTIAL TO SIGNIFICANTLY INCREASE THE VALUE OF YOUR INVESTMENT. THERE IS NO ASSURANCE, HOWEVER, THAT YOU'LL EARN MORE MONEY IF YOU REINVEST YOUR DISTRIBUTIONS.

--------------------------------------------------------------------------------


ABOUT DISTRIBUTIONS

A mutual fund can make money two ways:

  - It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.

  - A fund can also have capital gain if the value of its investments increases. If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.

A mutual fund is not subject to federal income tax as long as it distributes all of its net investment income and net realized capital gain to its shareholders. The Funds intend to pay out a sufficient amount of their income and capital gain to their shareholders so the Funds won't have to pay any federal income tax. When a Fund makes this kind of a payment, it's split among all shares and is called a distribution.

Although the Funds do not expect to realize any capital gain, any capital gain realized by a Fund will be distributed at least once a year. The Funds declare distributions of net investment income each business day, and pay them on the first business day of each month. Normally, each Fund will declare and pay distributions of net investment income as indicated above. The Funds may, however, declare and pay distributions of net investment income more frequently.

Any distribution you receive is paid based on the number of shares you hold on the record date, which is usually the day the distribution is declared (daily distribution Funds) or the day before the distribution is declared (all other Funds). Shares are eligible to receive net investment income distributions from the settlement date (daily distribution Funds), trade date (all other Funds) or realized capital gain from the trade date of the purchase up to and including the day before the shares are sold.

Different share classes of a Fund usually pay different net investment income distribution amounts, because each class has different expenses.

We'll automatically reinvest distributions in additional shares of the same Fund unless you tell us you want to receive your distributions in cash. You can do this by writing to us at the address on the back cover, or by calling us at
1.800.353.0828 if you're an institutional investor, or 1.800.345.6611 if you're an individual investor. Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

--------------------------------------------------------------------------------

THIS INFORMATION IS A SUMMARY OF HOW FEDERAL INCOME TAXES MAY AFFECT YOUR INVESTMENT IN THE FUNDS. IT DOES NOT APPLY TO FOREIGN OR TAX-EXEMPT INVESTORS OR THOSE HOLDING FUND SHARES THROUGH A TAX-ADVANTAGED ACCOUNT, SUCH AS A 401(K) PLAN OR IRA. THIS INFORMATION IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING. YOU SHOULD CONSULT WITH YOUR OWN TAX ADVISER ABOUT YOUR SITUATION, INCLUDING ANY FOREIGN, STATE AND LOCAL TAXES THAT MAY APPLY.




 FOR MORE INFORMATION ABOUT TAXES, PLEASE SEE THE SAI.

--------------------------------------------------------------------------------


HOW TAXES AFFECT YOUR INVESTMENT

Distributions of a Fund's ordinary income and any net short-term capital gain, if any, generally are taxable to you as ordinary income. Although the Funds do not expect to realize any capital gain, any distributions of realized net long-term capital gain, if any, generally are taxable to you as long-term capital gain.

In general, corporate shareholders will not be able to deduct any distributions when determining their taxable income. Fund distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund. Following the end of each year, we'll send you a notice that tells you how much you've received in distributions during the year and their federal tax status. State and local taxes may also apply to distributions.

COLUMBIA MUNICIPAL RESERVES, COLUMBIA TAX-EXEMPT RESERVES, COLUMBIA CALIFORNIA TAX-EXEMPT RESERVES, COLUMBIA NEW YORK TAX-EXEMPT RESERVES

In general, you will not be subject to federal income tax on distributions from Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves and Columbia New York Tax-Exempt Reserves of their tax-exempt interest income. Distributions from Columbia California Tax-Exempt Reserves of its interest income from California municipal securities will not be subject to California state individual income tax. Distributions from Columbia New York Tax-Exempt Reserves of its interest income from New York municipal securities will not be subject to New York State and New York City individual income tax. Distributions from these Funds, however, may be subject to state, local and other taxes.

Although these Funds do not intend to earn any taxable income or capital gain, any distributions of such income or gain generally are subject to tax.

A portion of the distributions from Columbia Municipal Reserves, Columbia California Tax-Exempt Reserves and Columbia New York Tax-Exempt Reserves may also be subject to alternative minimum taxes.

U.S. GOVERNMENT OBLIGATIONS

If you invest in U.S. government obligations directly, interest on those obligations is free from state and local individual income taxes. Distributions you receive that come from interest a Fund earns from U.S. government obligations may not be exempt from these taxes. Please consult with your tax adviser.

WITHHOLDING TAX

We're required by federal law to withhold tax on any distributions and redemption proceeds paid to you (including amounts paid in securities and exchanges) if:

  - you haven't given us a correct Taxpayer Identification Number (TIN), usually your social security or employer identification number, and haven't certified that the TIN is correct and withholding doesn't apply

  - the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records

  - the IRS informs us that you are otherwise subject to backup withholding

The IRS may also impose penalties against you if you don't give us a correct
TIN.

Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.

TAXATION OF REDEMPTIONS AND EXCHANGES

As long as a Fund continually maintains a $1.00 net asset value per share, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your shares of the Fund.

Legal matters

On February 9, 2005, Banc of America Capital Management, LLC ("BACAP" (now, the Advisor)) and BACAP Distributors, LLC (which subsequently merged into the Distributor) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the SEC (the "SEC Order"). A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website. Under the terms of the NYAG Settlement and SEC Order, BACAP and BACAP Distributors, LLC have agreed, among other things, to pay disgorgement and civil money penalties, to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices, to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures and to reduce management fees for five years. BACAP and BACAP Distributors, LLC are currently in the process of implementing the various terms of the NYAG Settlement and SEC Order.

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Columbia Funds Series Trust (formerly known as Nations Funds Trust), its Board of Trustees, Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors, LLC (collectively "BAC"). On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust (now known as Columbia Funds Series Trust), the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under the federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action. The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

Separately, a putative class action (Reinke v. Bank of America N.A., et al.) was filed against Nations Funds Trust and others on December 6, 2004 in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. Nations Funds Trust has filed a "motion to dismiss" that is pending. Discovery has recently been initiated. At the present time, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

Financial highlights
(FINANCIAL HIGHLIGHTS GRAPHIC)

The financial highlights table is designed to help you understand how the Funds have performed for the past five years or, if shorter, the period of a Fund's operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned, assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP. The independent registered public accounting firm's report and Columbia Funds financial statements are incorporated by reference into the SAI. Please see the back cover of this prospectus to find out how you can get a copy of the SAI.

COLUMBIA CASH RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                              YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
  TRUST CLASS SHARES                           03/31/05             03/31/04             03/31/03             03/31/02
  Net asset value, beginning of period           $1.00                $1.00                $1.00                $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                  0.0148               0.0090               0.0151               0.0310
  LESS DISTRIBUTIONS:
  Dividends from net investment income         (0.0148)             (0.0090)             (0.0151)             (0.0310)
  Net asset value, end of period                 $1.00                $1.00                $1.00                $1.00
  TOTAL RETURN++                                 1.49%                0.91%                1.53%                3.14%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)        $3,456,700           $4,080,552           $5,005,841           $2,686,258
  Ratio of operating expenses to average
    net assets(a)                                0.30%              0.30%(c)             0.30%(b)             0.30%(b)
  Ratio of net investment income/(loss)
    to average net assets                        1.47%                0.91%                1.52%                2.82%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements(a)                    0.37%                0.36%                0.36%                0.37%

                                               YEAR ENDED
  TRUST CLASS SHARES                            03/31/01
  Net asset value, beginning of period            $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                   0.0618
  LESS DISTRIBUTIONS:
  Dividends from net investment income          (0.0618)
  Net asset value, end of period                  $1.00
  TOTAL RETURN++                                  6.36%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)         $2,676,204
  Ratio of operating expenses to average
    net assets(a)                                 0.30%
  Ratio of net investment income/(loss)
    to average net assets                         6.12%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements(a)                     0.37%

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
(a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
(b) The effect of interest expense on the operating expense ratio was less than 0.01%.
(c) The reimbursement from the investment adviser is included in the ratio of operating expenses to average net assets (with waivers). The effect of this reimbursement on the operating expense ratio (with waivers) was less than 0.01%.

COLUMBIA MONEY MARKET RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                              YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
  TRUST CLASS SHARES                           03/31/05             03/31/04             03/31/03             03/31/02
  Net asset value, beginning of period           $1.00                $1.00                $1.00                $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                  0.0147               0.0088               0.0145               0.0301
  LESS DISTRIBUTIONS:
  Dividends from net investment income         (0.0147)             (0.0088)             (0.0145)             (0.0301)
  Net asset value, end of period                 $1.00                $1.00                $1.00                $1.00
  TOTAL RETURN++                                 1.48%                0.88%                1.46%                3.05%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)          $10,933              $9,344               $60,342            $1,311,771
  Ratio of operating expenses to average
    net assets(a)                                0.30%                0.30%              0.30%(b)               0.30%
  Ratio of net investment income/(loss)
    to average net assets                        1.32%                0.88%                1.44%                2.75%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements(a)                    0.37%                0.36%                0.36%                0.38%

                                               YEAR ENDED
  TRUST CLASS SHARES                            03/31/01
  Net asset value, beginning of period            $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                   0.0615
  LESS DISTRIBUTIONS:
  Dividends from net investment income          (0.0615)
  Net asset value, end of period                  $1.00
  TOTAL RETURN++                                  6.33%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)           $67,422
  Ratio of operating expenses to average
    net assets(a)                               0.30%(b)
  Ratio of net investment income/(loss)
    to average net assets                         6.09%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements(a)                     0.37%

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
(a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
(b) The effect of interest expense on the operating expense ratio was less than 0.01%.

COLUMBIA TREASURY RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                              YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
  TRUST CLASS SHARES                           03/31/05             03/31/04             03/31/03             03/31/02
  Net asset value, beginning of period           $1.00                $1.00                $1.00                $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                  0.0134               0.0083               0.0140               0.0292
  LESS DISTRIBUTIONS:
  Dividends from net investment income         (0.0134)             (0.0083)             (0.0140)             (0.0292)
  Net asset value, end of period                 $1.00                $1.00                $1.00                $1.00
  TOTAL RETURN++                                 1.35%                0.84%                1.41%                2.96%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)         $656,083             $808,567             $908,826             $399,582
  Ratio of operating expenses to average
    net assets(a)                                0.30%                0.30%                0.30%                0.30%
  Ratio of net investment income/(loss)
    to average net assets                        1.31%                0.84%                1.42%                2.71%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements(a)                    0.37%                0.36%                0.36%                0.37%

                                               YEAR ENDED
  TRUST CLASS SHARES                            03/31/01
  Net asset value, beginning of period            $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                   0.0593
  LESS DISTRIBUTIONS:
  Dividends from net investment income          (0.0593)
  Net asset value, end of period                  $1.00
  TOTAL RETURN++                                  6.09%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)          $315,854
  Ratio of operating expenses to average
    net assets(a)                               0.30%(b)
  Ratio of net investment income/(loss)
    to average net assets                         5.89%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements(a)                     0.37%

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
(a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
(b) The effect of interest expense on the operating expense ratio was less than 0.01%.

COLUMBIA GOVERNMENT RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                              YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
  TRUST CLASS SHARES                           03/31/05             03/31/04             03/31/03             03/31/02
  Net asset value, beginning of period           $1.00                $1.00                $1.00                $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                  0.0142               0.0085               0.0141               0.0293
  LESS DISTRIBUTIONS:
  Dividends from net investment income         (0.0142)             (0.0085)             (0.0141)             (0.0293)
  Net asset value, end of period                 $1.00                $1.00                $1.00                $1.00
  TOTAL RETURN++                                 1.43%                0.86%                1.42%                2.97%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)         $250,281             $292,272             $380,478             $289,252
  Ratio of operating expenses to average
    net assets(a)                                0.30%                0.30%                0.30%                0.30%
  Ratio of net investment income/(loss)
    to average net assets                        1.50%                0.86%                1.38%                2.60%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements(a)                    0.37%                0.36%                0.37%                0.38%

                                               YEAR ENDED
  TRUST CLASS SHARES                            03/31/01
  Net asset value, beginning of period            $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                   0.0605
  LESS DISTRIBUTIONS:
  Dividends from net investment income          (0.0605)
  Net asset value, end of period                  $1.00
  TOTAL RETURN++                                  6.22%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)          $222,765
  Ratio of operating expenses to average
    net assets(a)                               0.30%(b)
  Ratio of net investment income/(loss)
    to average net assets                         5.96%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements(a)                     0.39%

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
(a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
(b) The effect of interest expense on the operating expense ratio was less than 0.01%.

COLUMBIA MUNICIPAL RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                              YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
  TRUST CLASS SHARES                           03/31/05             03/31/04             03/31/03             03/31/02
  Net asset value, beginning of period           $1.00                $1.00                $1.00                $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                  0.0118               0.0079               0.0117               0.0205
  LESS DISTRIBUTIONS:
  Dividends from net investment income         (0.0118)             (0.0079)             (0.0117)             (0.0205)
  Net asset value, end of period                 $1.00                $1.00                $1.00                $1.00
  TOTAL RETURN++                                 1.18%                0.80%                1.18%                2.07%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)         $407,159             $477,139             $505,903             $491,711
  Ratio of operating expenses to average
    net assets                                   0.30%                0.30%                0.30%                0.30%
  Ratio of net investment income/(loss)
    to average net assets                        1.16%                0.78%                1.13%                1.93%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                       0.38%                0.37%                0.38%                0.40%

                                               YEAR ENDED
  TRUST CLASS SHARES                            03/31/01
  Net asset value, beginning of period            $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                   0.0382
  LESS DISTRIBUTIONS:
  Dividends from net investment income          (0.0382)
  Net asset value, end of period                  $1.00
  TOTAL RETURN++                                  3.88%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)          $488,191
  Ratio of operating expenses to average
    net assets                                    0.30%
  Ratio of net investment income/(loss)
    to average net assets                         3.83%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                        0.39%

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

COLUMBIA TAX-EXEMPT RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                              YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
  TRUST CLASS SHARES                           03/31/05             03/31/04             03/31/03             03/31/02*
  Net asset value, beginning of year             $1.00                $1.00                $1.00                $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                  0.0115               0.0076               0.0113               0.0204
  LESS DISTRIBUTIONS:
  Dividends from net investment income         (0.0115)             (0.0076)             (0.0113)             (0.0204)
  Net asset value, end of year                   $1.00                $1.00                $1.00                $1.00
  TOTAL RETURN++                                 1.15%                0.76%                1.14%                2.06%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000's)          $2,052,864           $2,028,564           $2,411,508           $2,606,052
  Ratio of operating expenses to average
    net assets                                   0.30%                0.30%                0.30%                0.30%
  Ratio of net investment income/(loss)
    to average net assets                        1.15%                0.74%                1.03%                2.00%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                       0.38%                0.37%                0.38%                0.33%

                                               YEAR ENDED
  TRUST CLASS SHARES                            03/31/01*
  Net asset value, beginning of year              $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                   0.0383
  LESS DISTRIBUTIONS:
  Dividends from net investment income          (0.0383)
  Net asset value, end of year                    $1.00
  TOTAL RETURN++                                  3.89%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000's)           $2,383,067
  Ratio of operating expenses to average
    net assets                                    0.30%
  Ratio of net investment income/(loss)
    to average net assets                         3.80%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                        0.33%

* The financial information for the fiscal periods reflect the financial information for Columbia Tax Exempt Fund Class Z shares which were reorganized into Columbia Tax-Exempt Reserves Trust Class Shares as of May 10, 2002.
++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

COLUMBIA CALIFORNIA TAX-EXEMPT
RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                              YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
  TRUST CLASS SHARES                           03/31/05             03/31/04             03/31/03             03/31/02
  Net asset value, beginning of period           $1.00                $1.00                $1.00                $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                  0.0113               0.0073               0.0105               0.0189
  LESS DISTRIBUTIONS:
  Dividends from net investment income         (0.0113)             (0.0073)             (0.0105)             (0.0189)
  Net asset value, end of period                 $1.00                $1.00                $1.00                $1.00
  TOTAL RETURN++                                 1.14%                0.74%                1.07%                1.91%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)         $339,137             $294,225             $435,253             $360,892
  Ratio of operating expenses to average
    net assets                                   0.30%                0.30%                0.30%                0.30%
  Ratio of net investment income/(loss)
    to average net assets                        1.15%                0.73%                1.05%                1.27%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                       0.38%                0.37%                0.37%                0.38%

                                               YEAR ENDED
  TRUST CLASS SHARES                            03/31/01
  Net asset value, beginning of period            $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                   0.0323
  LESS DISTRIBUTIONS:
  Dividends from net investment income          (0.0323)
  Net asset value, end of period                  $1.00
  TOTAL RETURN++                                  3.27%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)          $338,801
  Ratio of operating expenses to average
    net assets                                    0.30%
  Ratio of net investment income/(loss)
    to average net assets                         3.23%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                        0.38%

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

COLUMBIA NEW YORK TAX-EXEMPT
RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                 YEAR ENDED                YEAR ENDED                YEAR ENDED
  TRUST CLASS SHARES                              03/31/05                  03/31/04                  03/31/03
  Net asset value, beginning of period             $1.00                     $1.00                     $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                     0.0115                    0.0080                    0.0112
  LESS DISTRIBUTIONS:
  Dividends from net investment income            (0.0115)                  (0.0080)                  (0.0112)
  Net asset value, end of period                   $1.00                     $1.00                     $1.00
  TOTAL RETURN++                                   1.16%                     0.81%                     1.13%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets at end of period (in 000's)          $12,627                   $15,931                   $17,021
  Ratio of operating expenses to average
    net assets                                     0.30%                     0.30%                     0.23%
  Ratio of net investment income/(loss)
    to average net assets                          1.23%                     0.83%                     1.17%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                         0.63%                     0.57%                     0.88%

                                                 PERIOD ENDED
  TRUST CLASS SHARES                              03/31/02*
  Net asset value, beginning of period              $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                      0.0012
  LESS DISTRIBUTIONS:
  Dividends from net investment income             (0.0012)
  Net asset value, end of period                    $1.00
  TOTAL RETURN++                                    0.12%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets at end of period (in 000's)             $826
  Ratio of operating expenses to average
    net assets                                      0.30%+
  Ratio of net investment income/(loss)
    to average net assets                           0.93%+
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                          4.61%+

* Columbia New York Tax-Exempt Reserves Trust Class Shares commenced operations on February 15, 2002.
+ Annualized.
++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

Additional hypothetical fees and expense information

The supplemental hypothetical investment information on the following pages provides additional information about the effect of the fees and expenses of each Fund, including investment advisory fees and other Fund costs, on the Funds' returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in the class of the Funds assuming a 5% return each year, the hypothetical year-end balance before fees and expenses and the cumulative return after fees and expenses. The charts also assume that the annual expense ratios stay the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratio used for each Fund, which is the same as that stated in the Annual Fund Operating Expenses tables, is reflected in the charts and is net of any contractual fee waiver or expense reimbursement. Your actual costs may be higher or lower.

COLUMBIA CASH RESERVES -- TRUST CLASS SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT     ASSUMED RATE OF RETURN
              0.30%                            $10,000.00                             5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-   CUMULATIVE RETURN  HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE    AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES        FEES AND EXPENSES       EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00             4.70%            $10,470.00      $ 30.71
       2           10.25%            $11,025.00             9.62%            $10,962.09      $ 32.15
       3           15.76%            $11,576.25            14.77%            $11,477.31      $ 33.66
       4           21.55%            $12,155.06            20.17%            $12,016.74      $ 35.24
       5           27.63%            $12,762.82            25.82%            $12,581.53      $ 36.90
       6           34.01%            $13,400.96            31.73%            $13,172.86      $ 38.63
       7           40.71%            $14,071.00            37.92%            $13,791.98      $ 40.45
       8           47.75%            $14,774.55            44.40%            $14,440.21      $ 42.35
       9           55.13%            $15,513.28            51.19%            $15,118.90      $ 44.34
      10           62.89%            $16,288.95            58.29%            $15,829.49      $ 46.42
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                        $ 5,829.49
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                          $380.84

COLUMBIA MONEY MARKET RESERVES -- TRUST CLASS SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT     ASSUMED RATE OF RETURN
              0.30%                            $10,000.00                             5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-  CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE    AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES       FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00             4.70%            $10,470.00      $ 30.71
       2           10.25%            $11,025.00             9.62%            $10,962.09      $ 32.15
       3           15.76%            $11,576.25            14.77%            $11,477.31      $ 33.66
       4           21.55%            $12,155.06            20.17%            $12,016.74      $ 35.24
       5           27.63%            $12,762.82            25.82%            $12,581.53      $ 36.90
       6           34.01%            $13,400.96            31.73%            $13,172.86      $ 38.63
       7           40.71%            $14,071.00            37.92%            $13,791.98      $ 40.45
       8           47.75%            $14,774.55            44.40%            $14,440.21      $ 42.35
       9           55.13%            $15,513.28            51.19%            $15,118.90      $ 44.34
      10           62.89%            $16,288.95            58.29%            $15,829.49      $ 46.42
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                        $ 5,829.49
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                          $380.84

COLUMBIA TREASURY RESERVES -- TRUST CLASS SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT     ASSUMED RATE OF RETURN
              0.30%                            $10,000.00                             5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-   CUMULATIVE RETURN  HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE    AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES        FEES AND EXPENSES       EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00             4.70%            $10,470.00      $ 30.71
       2           10.25%            $11,025.00             9.62%            $10,962.09      $ 32.15
       3           15.76%            $11,576.25            14.77%            $11,477.31      $ 33.66
       4           21.55%            $12,155.06            20.17%            $12,016.74      $ 35.24
       5           27.63%            $12,762.82            25.82%            $12,581.53      $ 36.90
       6           34.01%            $13,400.96            31.73%            $13,172.86      $ 38.63
       7           40.71%            $14,071.00            37.92%            $13,791.98      $ 40.45
       8           47.75%            $14,774.55            44.40%            $14,440.21      $ 42.35
       9           55.13%            $15,513.28            51.19%            $15,118.90      $ 44.34
      10           62.89%            $16,288.95            58.29%            $15,829.49      $ 46.42
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                        $ 5,829.49
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                          $380.84

COLUMBIA GOVERNMENT RESERVES -- TRUST CLASS SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              0.30%                            $10,000.00                              5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-   CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE     AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES        FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00              4.70%            $10,470.00      $ 30.71
       2           10.25%            $11,025.00              9.62%            $10,962.09      $ 32.15
       3           15.76%            $11,576.25             14.77%            $11,477.31      $ 33.66
       4           21.55%            $12,155.06             20.17%            $12,016.74      $ 35.24
       5           27.63%            $12,762.82             25.82%            $12,581.53      $ 36.90
       6           34.01%            $13,400.96             31.73%            $13,172.86      $ 38.63
       7           40.71%            $14,071.00             37.92%            $13,791.98      $ 40.45
       8           47.75%            $14,774.55             44.40%            $14,440.21      $ 42.35
       9           55.13%            $15,513.28             51.19%            $15,118.90      $ 44.34
      10           62.89%            $16,288.95             58.29%            $15,829.49      $ 46.42
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                         $ 5,829.49
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                           $380.84

COLUMBIA MUNICIPAL RESERVES -- TRUST CLASS SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT     ASSUMED RATE OF RETURN
              0.30%                            $10,000.00                             5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-   CUMULATIVE RETURN  HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE    AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES        FEES AND EXPENSES       EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00             4.70%            $10,470.00      $ 30.71
       2           10.25%            $11,025.00             9.62%            $10,962.09      $ 32.15
       3           15.76%            $11,576.25            14.77%            $11,477.31      $ 33.66
       4           21.55%            $12,155.06            20.17%            $12,016.74      $ 35.24
       5           27.63%            $12,762.82            25.82%            $12,581.53      $ 36.90
       6           34.01%            $13,400.96            31.73%            $13,172.86      $ 38.63
       7           40.71%            $14,071.00            37.92%            $13,791.98      $ 40.45
       8           47.75%            $14,774.55            44.40%            $14,440.21      $ 42.35
       9           55.13%            $15,513.28            51.19%            $15,118.90      $ 44.34
      10           62.89%            $16,288.95            58.29%            $15,829.49      $ 46.42
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                        $ 5,829.49
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                          $380.84

COLUMBIA TAX-EXEMPT RESERVES -- TRUST CLASS SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT     ASSUMED RATE OF RETURN
              0.30%                            $10,000.00                             5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-  CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE    AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES       FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00             4.70%            $10,470.00      $ 30.71
       2           10.25%            $11,025.00             9.62%            $10,962.09      $ 32.15
       3           15.76%            $11,576.25            14.77%            $11,477.31      $ 33.66
       4           21.55%            $12,155.06            20.17%            $12,016.74      $ 35.24
       5           27.63%            $12,762.82            25.82%            $12,581.53      $ 36.90
       6           34.01%            $13,400.96            31.73%            $13,172.86      $ 38.63
       7           40.71%            $14,071.00            37.92%            $13,791.98      $ 40.45
       8           47.75%            $14,774.55            44.40%            $14,440.21      $ 42.35
       9           55.13%            $15,513.28            51.19%            $15,118.90      $ 44.34
      10           62.89%            $16,288.95            58.29%            $15,829.49      $ 46.42
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                        $ 5,829.49
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                          $380.84

COLUMBIA CALIFORNIA TAX-EXEMPT RESERVES -- TRUST CLASS SHARES

      ANNUAL EXPENSE RATIO        INITIAL HYPOTHETICAL INVESTMENT AMOUNT       ASSUMED RATE OF RETURN
              0.30%                             $10,000.00                               5%
              CUMULATIVE RETURN   HYPOTHETICAL YEAR-    CUMULATIVE RETURN   HYPOTHETICAL YEAR-     ANNUAL
               BEFORE FEES AND    END BALANCE BEFORE     AFTER FEES AND      END BALANCE AFTER    FEES AND
     YEAR         EXPENSES         FEES AND EXPENSES        EXPENSES         FEES AND EXPENSES    EXPENSES
       1            5.00%             $10,500.00              4.70%             $10,470.00        $ 30.71
       2           10.25%             $11,025.00              9.62%             $10,962.09        $ 32.15
       3           15.76%             $11,576.25             14.77%             $11,477.31        $ 33.66
       4           21.55%             $12,155.06             20.17%             $12,016.74        $ 35.24
       5           27.63%             $12,762.82             25.82%             $12,581.53        $ 36.90
       6           34.01%             $13,400.96             31.73%             $13,172.86        $ 38.63
       7           40.71%             $14,071.00             37.92%             $13,791.98        $ 40.45
       8           47.75%             $14,774.55             44.40%             $14,440.21        $ 42.35
       9           55.13%             $15,513.28             51.19%             $15,118.90        $ 44.34
      10           62.89%             $16,288.95             58.29%             $15,829.49        $ 46.42
    TOTAL GAIN BEFORE FEES &
             EXPENSES                 $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                           $ 5,829.49
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                               $380.84

COLUMBIA NEW YORK TAX-EXEMPT RESERVES -- TRUST CLASS SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              0.30%                            $10,000.00                              5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-   CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE     AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES        FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00              4.70%            $10,470.00      $ 30.71
       2           10.25%            $11,025.00              9.62%            $10,962.09      $ 32.15
       3           15.76%            $11,576.25             14.77%            $11,477.31      $ 33.66
       4           21.55%            $12,155.06             20.17%            $12,016.74      $ 35.24
       5           27.63%            $12,762.82             25.82%            $12,581.53      $ 36.90
       6           34.01%            $13,400.96             31.73%            $13,172.86      $ 38.63
       7           40.71%            $14,071.00             37.92%            $13,791.98      $ 40.45
       8           47.75%            $14,774.55             44.40%            $14,440.21      $ 42.35
       9           55.13%            $15,513.28             51.19%            $15,118.90      $ 44.34
      10           62.89%            $16,288.95             58.29%            $15,829.49      $ 46.42
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                         $ 5,829.49
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                           $380.84

--------------------------------------------------------------------------------

THIS GLOSSARY INCLUDES EXPLANATIONS OF THE IMPORTANT TERMS THAT MAY BE USED IN THIS PROSPECTUS. SOME OF THE TERMS EXPLAINED MAY APPLY TO COLUMBIA FUNDS NOT INCLUDED IN THIS PROSPECTUS.

--------------------------------------------------------------------------------

Terms used in this prospectus
(BOOK GRAPHIC)

80% POLICY -- Rule 35d-1 under the 1940 Act (the "Names Rule"), requires certain Funds to adopt an investment policy requiring that, under normal circumstances, at least 80% of its assets will be invested in the type of investment suggested by its name. In most cases, the Names Rule gives affected Funds the option to either (i) declare the 80% Policy a fundamental policy, which means it can only be changed by shareholder approval, or (ii) commit to provide notice to shareholders before changing the 80% Policy. In some cases, the Names Rule requires affected Funds to declare their 80% Policy a fundamental policy. The SAI identifies each Fund that has adopted an 80% Policy as a fundamental policy as well as each Fund that has committed to provide notice to shareholders before changing its 80% Policy.

AMORTIZED COST METHOD -- under Rule 2a-7 of the 1940 Act, the method of calculating an investment company's net asset value whereby portfolio securities are valued at the Fund's acquisition cost as adjusted for amortization of premium or accretion of discount rather than at their value based on current market factors.

AVERAGE DOLLAR-WEIGHTED MATURITY -- the average length of time until the debt securities held by a Fund reach maturity. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.

BANK OBLIGATION -- a money market instrument issued by a bank, including certificates of deposit, time deposits and bankers' acceptances.

CAPITAL GAIN OR LOSS -- the difference between the purchase price of a security and its selling price. You realize a capital gain when you sell a security for more than you paid for it. You realize a capital loss when you sell a security for less than you paid for it.

COMMERCIAL PAPER -- a short-term debt security issued by banks, corporations, municipalities and other borrowers.

COMMON STOCK -- a security that represents part equity ownership in a company. Common stock typically allows you to vote at shareholder meetings and to share in the company's profits by receiving dividends.

DEBT SECURITY -- when you invest in a debt security, you are typically lending your money to a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as U.S. Treasury obligations and commercial paper. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

EQUITY SECURITY -- an investment that gives you an equity ownership right in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.

FIRST-TIER SECURITY -- under Rule 2a-7 of the 1940 Act, a debt security that is an eligible investment for money market funds and has received a rating in the highest short-term rating category from a nationally recognized statistical rating organization (NRSRO) or if unrated, is determined by the fund's portfolio management team to be of comparable quality, or is a money market fund issued by a registered investment company, or is a government security.

FIXED INCOME SECURITY -- an intermediate to long-term debt security that matures in more than one year.

GUARANTEED INVESTMENT CONTRACT -- an investment instrument issued by a rated insurance company in return for a payment by an investor.

HIGH QUALITY -- includes municipal securities that are rated in the top two highest short-term debt categories according to an NRSRO such as Standard & Poor's Corporation or Moody's Investors Service, Inc. The portfolio management team may consider an unrated municipal security if it is determined to be of comparable quality, based upon guidelines approved by the Fund's Board. Please see the SAI for more information about credit ratings.

INSTRUMENTALITY -- an instrumentality of the U.S. government is a government agency organized under federal charter with government supervision.

LIQUIDITY -- a measurement of how easily a security can be bought or sold at a price that is close to its market value.

MONEY MARKET INSTRUMENT -- a short-term debt security that is considered to mature in 13 months or less. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and certain municipal securities. For Columbia Treasury Reserves and Columbia Government Reserves, money market instruments do not include either commercial paper or municipal securities.

MUNICIPAL SECURITY (OBLIGATION) -- a debt security issued by state or local governments or governmental authorities to pay for public projects and services. "General obligations" are typically backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income from these securities is exempt from federal income taxes and is generally exempt from state taxes if you live in the state that issued the security. If you live in the municipality that issued the security, interest income may also be exempt from local taxes.

NON-DIVERSIFIED -- a fund that holds securities of fewer issuers or kinds of issuers than other kinds of funds. Non-diversified funds tend to have greater price swings than more diversified funds because events affecting one or more of its securities may have a disproportionately large effect on the fund.

PARTICIPATION -- a pass-through certificate representing a share in a pool of debt obligations or other instruments.

PASS-THROUGH CERTIFICATE -- securitized mortgages or other debt securities with interest and principal paid by a servicing intermediary shortly after interest payments are received from borrowers.

PRIVATE ACTIVITY BOND -- a municipal security that is used to finance private projects or other projects that aren't qualified for tax purposes. Interest on private activity bonds is generally taxable, unless it is specifically exempted, or may be treated as a tax preference item for federal alternative minimum tax purposes.

REPURCHASE AGREEMENT -- a short-term (often overnight) investment arrangement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return.

REVERSE REPURCHASE AGREEMENT -- a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price.

SECOND-TIER SECURITY -- under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds, but is not a first-tier security.

SETTLEMENT DATE -- the date on which an order is settled either by payment or delivery of securities.

SPECIAL PURPOSE ISSUER -- an entity organized solely to issue asset-backed securities on a pool of assets it owns.

TRADE DATE -- the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

U.S. GOVERNMENT OBLIGATIONS -- a wide range of debt securities that include U.S. Treasury obligations, securities issued or guaranteed by various agencies of the U.S. government, or by various instrumentalities which have been established or sponsored by the U.S. government. Securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. government.

U.S. TREASURY OBLIGATION -- a debt security issued or guaranteed by the U.S. Treasury. U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. government.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

COLUMBIA MANAGEMENT(R)


Where to find more information

You'll find more information about Columbia Money Market Funds in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS

The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the independent registered public accounting firm's reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the period covered.

STATEMENT OF ADDITIONAL INFORMATION

The SAI contains additional information about the Funds and their policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.

You can obtain a free copy of these documents, request other information about the Funds and make shareholder inquiries by contacting Columbia Funds:

By telephone:
1.800.353.0828 (Institutional Investors)
1.800.345.6611 (Individual Investors)

By mail:
COLUMBIA FUNDS
C/O COLUMBIA FUNDS SERVICES
P.O. BOX 8081
BOSTON, MA 02266-8081

On the Internet:
WWW.COLUMBIAFUNDS.COM

Information about the Funds can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


SEC file number: 811-09645
Columbia Funds Series Trust

PRO-36/90361-0905

COLUMBIA MANAGEMENT(R)


                                    Columbia Cash Reserves

                                    Prospectus -- Marsico Shares

                                    December 30, 2005




                                    THE SECURITIES AND EXCHANGE COMMISSION (SEC)
                                    HAS NOT APPROVED OR DISAPPROVED THESE
                                    SECURITIES OR DETERMINED IF THIS PROSPECTUS
                                    IS TRUTHFUL OR COMPLETE.

                                    ANY REPRESENTATION TO THE CONTRARY IS A
                                    CRIMINAL OFFENSE.


                       May Lose Value
NOT FDIC-INSURED     No Bank Guarantee

AN OVERVIEW OF THE FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TERMS USED IN THIS PROSPECTUS

IN THIS PROSPECTUS, WE, US AND OUR REFER TO THE COLUMBIA FUNDS FAMILY (COLUMBIA FUNDS OR COLUMBIA FUNDS FAMILY). SOME OTHER IMPORTANT TERMS WE'VE USED MAY BE NEW TO YOU. THESE ARE PRINTED IN ITALICS WHERE THEY FIRST APPEAR IN A SECTION AND ARE DESCRIBED IN TERMS USED IN THIS PROSPECTUS.




 YOU'LL FIND TERMS USED IN THIS PROSPECTUS ON PAGE 36.

YOUR INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, N.A. (BANK OF AMERICA), THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. YOUR INVESTMENT MAY LOSE MONEY.

AFFILIATES OF BANK OF AMERICA ARE PAID FOR THE SERVICES THEY PROVIDE TO THE
FUND.

--------------------------------------------------------------------------------

This booklet, which is called a prospectus, tells you about one of the Columbia Money Market Funds -- Columbia Cash Reserves. Please read it carefully, because it contains information that's designed to help you make informed investment decisions.

This prospectus offers Marsico Class Shares of Columbia Cash Reserves. This class of shares is designed for investors in the Marsico Focus Fund, the Marsico Growth Fund, the Marsico 21st Century Fund, and the Marsico International Opportunities Fund. Please turn to BUYING, SELLING AND EXCHANGING SHARES for more information about who is eligible to buy this class of shares.

ABOUT THE FUND

This Fund seeks to provide income while protecting the principal of your original investment by investing in money market instruments.

Money market instruments include short-term debt securities that are U.S. government issued or guaranteed or have relatively low risk. Your original investment and your return aren't guaranteed, however, and returns will vary as short-term interest rates change. Over time, the return on money market funds may be lower than the return on other kinds of mutual funds or investments.

IS THIS FUND RIGHT FOR YOU?

Not every fund is right for every investor. When you're choosing a fund to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.

This Fund may be suitable for you if:

  - you're looking for a relatively low risk investment with stability of principal

  - you have short-term income needs

It may not be suitable for you if:

  - you're looking for higher returns and are prepared to assume a higher level of investment risk

  - you're more comfortable with bank deposits that are FDIC-insured

You'll find a discussion of the Fund's investment objective, principal investment strategies and principal risks in the Fund description that starts on page 5.

FOR MORE INFORMATION

If you have any questions about the Fund, please call us at 1.888.860.8686 or contact your investment professional.

You'll find more information about the Fund in the Statement of Additional Information (SAI). The SAI includes more detailed information about the Fund's investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.

WHAT'S INSIDE
--------------------------------------------------------------------------------

About the Fund
(FILE FOLDER GRAPHIC)

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
ADVISORS, LLC

COLUMBIA MANAGEMENT ADVISORS, LLC (THE ADVISER) IS THE INVESTMENT ADVISER TO THE FUND. THE ADVISER IS RESPONSIBLE FOR THE OVERALL MANAGEMENT AND SUPERVISION OF THE INVESTMENT MANAGEMENT OF THE FUND.




 YOU'LL FIND MORE ABOUT THE ADVISER STARTING ON PAGE 13.

--------------------------------------------------------------------------------


COLUMBIA CASH RESERVES                                                           5
----------------------------------------------------------------------------------
OTHER IMPORTANT INFORMATION                                                     10
----------------------------------------------------------------------------------
HOW THE FUND IS MANAGED                                                         13

About your investment
(DOLLAR GRAPHIC)

INFORMATION FOR INVESTORS
  Buying, selling and exchanging shares                                    16
    How orders are processed                                               19
  Shareholder servicing and administration fees                            25
  Distributions and taxes                                                  27
  Legal matters                                                            30
-----------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                                       32
-----------------------------------------------------------------------------
ADDITIONAL HYPOTHETICAL FEES AND EXPENSE INFORMATION                       34
-----------------------------------------------------------------------------
TERMS USED IN THIS PROSPECTUS                                              36
-----------------------------------------------------------------------------
WHERE TO FIND MORE INFORMATION                                     BACK COVER

COLUMBIA CASH RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 13.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

THE FUND IS LISTED ON THE NATIONAL ASSOCIATION OF INSURANCE COMMISSIONERS' APPROVED LIST OF MONEY MARKET MUTUAL FUNDS.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. These securities include primarily:

  - commercial paper

  - bank obligations

  - short-term debt securities, including instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or instruments backed by, the securities and other assets owned by these issuers

  - short-term taxable municipal securities

  - repurchase agreements secured by first-tier securities, U.S. government obligations or U.S. Treasury obligations

The Fund may also invest in other money market funds, consistent with its investment objective and strategies. When the portfolio management team believes market conditions warrant, the Fund may invest more than 25% of its assets in U.S. dollar denominated bank obligations, including obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

--------------------------------------------------------------------------------

FIRST-TIER SECURITIES

A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN A RATING IN THE HIGHEST CREDIT RATING CATEGORY BY A NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATION OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.

--------------------------------------------------------------------------------


The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.


--------------------------------------------------------------------------------






 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia Cash Reserves has the following risks:

      - INVESTMENT STRATEGY RISK -- Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

CALL US AT 1.888.860.8686 OR CONTACT YOUR INVESTMENT PROFESSIONAL FOR THE FUND'S CURRENT 7-DAY YIELD.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

       YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*

       The bar chart shows you how the performance of the Fund's Marsico Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               2003     2004
               ----     ----
               0.74%    0.90%



         *Year-to-date return as of June 30, 2005: 1.10%

BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD


  BEST: 4TH QUARTER 2003:               0.36%
  WORST: 2ND QUARTER 2004:              0.15%

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004


                                                    LIFE OF
                                           1 YEAR    FUND*
  MARSICO SHARES                           0.90%     0.95%

*THE INCEPTION DATE OF MARSICO SHARES IS MAY 13, 2002.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP THE FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Marsico Shares can be found in the section ADDITIONAL HYPOTHETICAL
                   FEES AND EXPENSE INFORMATION following the FINANCIAL HIGHLIGHTS.

         SHAREHOLDER FEES                           Marsico
         (Fees paid directly from your investment)  Shares
         Maximum sales charge (load) imposed on
           purchases                                  N/A



         Maximum deferred sales charge (load)         N/A



         ANNUAL FUND OPERATING EXPENSES(1)
         (Expenses that are deducted from the Fund's assets)



         Management fees(2)                          0.25%



         Shareholder servicing and administration
           fees                                      0.35%



         Other expenses                              0.02%
                                                      -----



         Total annual Fund operating expenses        0.62%



         Fee waivers and/or reimbursements          (0.07)%
                                                      -----



         Total net expenses(3)                       0.55%
                                                      =====

       (1)The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

       (2)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

       (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/ or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


       EXAMPLE

       This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

       This example assumes:

         - you invest $10,000 in Marsico Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

         - you reinvest all dividends and distributions in the Fund

         - your investment has a 5% return each year

         - the Fund's operating expenses remain the same as shown in the table above

         - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

       Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
          MARSICO SHARES         $56      $191      $339       $768

Other important information
(LINE GRAPH GRAPHIC)

You'll find specific information about the Fund's investment objective, principal investment strategies and risks in the description starting on page 5. The following are some other risks and information you should consider before you invest:

    - SPECIAL RULES FOR MONEY MARKET FUNDS -- Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Fund, like all money market funds:

      - may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less

      - must maintain an average dollar-weighted maturity of 90 days or less

      - may normally invest no more than 5% of its total assets in securities of the same issuer, other than U.S. government securities; however, it may invest up to 25% of its total assets in first-tier securities of a single issuer for up to three business days

      - may generally only invest in U.S. dollar denominated instruments that are determined to have minimal credit risk and are first-tier.

    - CHANGING INVESTMENT OBJECTIVES AND POLICIES -- The investment objective and certain investment policies of the Fund can be changed without shareholder approval. Other investment policies may be changed only with shareholder approval.

    - CHANGING TO A FEEDER FUND -- Unlike traditional mutual funds, which invest in individual securities, a "feeder fund" invests all of its assets in another fund called a "master portfolio." Other feeder funds generally also invest in a master portfolio. The master portfolio invests in individual securities and has the same investment objective investment strategies and principal risks as the feeder funds. This structure can help reduce a feeder fund's expenses because its assets are combined with those of other feeder funds. If a master portfolio doesn't attract other feeder funds, however, a feeder fund's expenses could be higher than those of a traditional mutual fund.

      The Fund may become a feeder fund if the Board decides this would be in the best interest of shareholders. We don't require shareholder approval to make the change, but we'll notify you if it happens. If the Fund becomes a feeder fund, it will have the additional risks of investing in a master portfolio.

    - INVESTING DEFENSIVELY -- The Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. The Fund may not achieve its investment objective while it is investing defensively. Any cash the Fund holds for defensive or other reasons may not earn income.

    - BANK OF AMERICA AND ITS AFFILIATES -- Bank of America and its affiliates currently provide services to the Fund, including investment advisory, distribution, administration, shareholder servicing, sub-transfer agency and brokerage services, and are paid for providing these services. Bank of America and its affiliates also may, at times, provide other services and be compensated for them, including transfer agency, interfund lending and securities lending services, or make loans to the Fund. Finally, Bank of America or its affiliates may serve as counterparties in transactions with Columbia Funds where permitted by law or regulation, and may receive compensation in that capacity.

    - PORTFOLIO SECURITIES DISCLOSURE -- A description of Columbia Funds' policies and procedures with respect to the disclosure of portfolio securities is available in the Funds' SAI and on the Columbia Funds' website at www.columbiafunds.com under Fund Portfolio Data. In addition, a complete list of each Fund's portfolio holdings for each calendar month will be available upon request 5 business days following each month-end.

    - HOUSEHOLDING -- In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund's prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at 1.800.345.6611 or if your shares are held through a financial institution please contact them directly. We will begin sending your individual copies with the next scheduled mailing.

    - PORTFOLIO TRANSACTION COSTS -- The Fund may incur significant transaction costs that are in addition to the total annual Fund operating expenses disclosed in the fee table. These transaction costs are made up of all the costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of a Fund's transactions costs are not.

How the Fund is managed
(PEOPLE GRAPHIC)

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
ADVISORS, LLC

100 FEDERAL STREET
BOSTON, MA 02110

COLUMBIA MANAGEMENT GROUP (COLUMBIA MANAGEMENT) IS THE PRIMARY INVESTMENT MANAGEMENT DIVISION OF BANK OF AMERICA CORPORATION. THE ADVISER, COLUMBIA MANAGEMENT ADVISORS, LLC AND COLUMBIA WANGER ASSET MANAGEMENT, L.P. ARE COLUMBIA MANAGEMENT ENTITIES THAT FURNISH INVESTMENT MANAGEMENT SERVICES AND ADVISE INSTITUTIONAL AND MUTUAL FUND PORTFOLIOS.

--------------------------------------------------------------------------------


INVESTMENT ADVISER

The Adviser is the investment adviser to over 70 mutual fund portfolios in the Columbia Funds Family, including the Money Market Fund described in this prospectus.

The Adviser is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes, including equity and fixed income securities, and money market instruments.

Currently managing more than $185 billion, the Adviser acts as investment manager for individuals, corporations, private investment companies and financial institutions. The Adviser uses a team approach to investment management. Each team has access to the latest technology and analytical resources.

The Fund pays the Adviser an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly.

A discussion regarding the basis for the Board of Trustees approving the investment advisory agreement with the Adviser is available in the Funds' annual report to shareholders for the fiscal year ended March 31.

The Adviser has agreed to waive fees and/or reimburse expenses for the Fund until July 31, 2006. You'll find a discussion of any waiver and/or reimbursement in the Fund description. There is no assurance that the Adviser will continue to waive and/or reimburse any fees and/or expenses after this date.

The Adviser can receive a maximum annual investment advisory fee of 0.15%, calculated as a percentage of average daily net assets of the Fund. The Adviser and/or an affiliate received an actual investment advisory fee of 0.12% during the Fund's last fiscal year, after waivers and/or reimbursements.

INVESTMENT SUB-ADVISER

Columbia Funds and the Adviser may engage one or more investment sub-advisers for the Fund to make day-to-day investment decisions for the Fund. The Adviser retains ultimate responsibility (subject to Board oversight) for overseeing the sub-advisers and evaluates the Fund's needs and available sub-advisers' skills and abilities on an ongoing basis. Based on its evaluations, the Adviser may at times recommend to the Board that the Fund:

  - change, add or terminate one or more sub-advisers;

  - continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or

  - materially change a sub-advisory agreement with a sub-adviser.

Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders' best interests. The Adviser and the Fund have applied for relief from the SEC to permit the Fund to act on many of the Adviser's recommendations with approval only by the Board and not by Fund shareholders. The Adviser or the Fund would inform the Fund's shareholders of any actions taken in reliance on this relief. Until the Adviser and the Fund obtain the relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

A discussion regarding the basis for the Board of Trustees approving the investment sub-advisory agreement with each sub-adviser is available in the Funds' annual report to shareholders for the fiscal year ended March 31.

OTHER SERVICE PROVIDERS

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
DISTRIBUTORS, INC.

ONE FINANCIAL CENTER
BOSTON, MA 02111-2621

--------------------------------------------------------------------------------

The Fund is distributed by Columbia Management Distributors, Inc. (Distributor), a registered broker/dealer. The Fund may pay a shareholder servicing fee and/or other compensation to companies for providing services to investors.


--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
ADVISORS, LLC

100 FEDERAL STREET
BOSTON, MA 02110

--------------------------------------------------------------------------------


Columbia Management Advisors, LLC is the administrator of the Fund, and is responsible for overseeing the administrative operations of the Fund. The Fund pays Columbia Management Advisors, LLC a fee of 0.10% for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Fund, and is paid monthly.

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
SERVICES, INC.

P.O. BOX 8081
BOSTON, MA 02266-8081

--------------------------------------------------------------------------------


Columbia Management Services, Inc., also known as Columbia Funds Services (Transfer Agent), is the transfer agent for the Fund's shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

ABOUT YOUR INVESTMENT
--------------------------------------------------------------------------------

Buying, selling and exchanging shares
(BUYING, SELLING AND EXCHANGING SHARES GRAPHIC)

--------------------------------------------------------------------------------

WE'VE USED THE TERM, INVESTMENT PROFESSIONAL, TO REFER TO THE PERSON WHO HAS ASSISTED YOU WITH BUYING COLUMBIA FUNDS.

WHEN YOU SELL SHARES OF A MUTUAL FUND, THE FUND IS EFFECTIVELY "BUYING" THEM BACK FROM YOU. THIS IS CALLED A REDEMPTION.

MARSICO FUNDS

MARSICO FUNDS
C/O UMB FUND SERVICES, INC.
P.O. BOX 3210
MILWAUKEE, WI 53202

--------------------------------------------------------------------------------


This prospectus offers Marsico Shares of Columbia Cash Reserves. Marsico Shares are available only to investors in the Marsico Focus Fund, the Marsico Growth Fund, the Marsico 21st Century Fund, and the Marsico International Opportunities Fund (Marsico Funds). You don't pay any sales charges when you buy or sell Marsico Shares of the Fund.

You can invest in the Fund only through the Fund's servicing agent, UMB Fund Services, Inc. Please call the servicing agent at 1.888.860.8686 for information about its procedures and account requirements, which may be different from those described here.

We encourage you to consult with an investment professional who can open an account for you through the servicing agent and help you with your investment decisions. Once you have an account, you can buy and sell shares by contacting your investment professional or the servicing agent. They will look after any paperwork that's needed to complete a transaction and send your order to us.

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection, or account closure due to a failure to provide proper identifying information.

The table on the next page summarizes some key information about buying and selling shares. This information applies only to transactions by the servicing agent and other authorized agents. Please contact your investment professional or call the servicing agent if you have questions or you need help placing an order.

                    Ways to buy, sell          How much you can buy,
                       or exchange                sell or exchange                Other things to know
                    -----------------  --------------------------------------  ---------------------------
Buying shares       In a lump sum      minimum initial investment:
                                       - $2,500 for regular accounts
                                       - $1,000 for traditional and Roth
                                         IRAs, and Coverdell Education
                                         Savings Accounts
                                       - $500 for spousal IRA accounts
                                       - $500 for SEP IRA accounts
                                       - $500 for transfers to minor accounts
                                       minimum additional investment:
                                       - $100 for all accounts

                    Using our          minimum initial investment:             You can buy shares any day
                    Automatic          - $1,000                                of the month on a monthly,
                    Investment Plan    minimum additional investment:          quarterly or semi-annual
                                       - $50                                   schedule.

Selling shares      In a lump sum      - restrictions may apply to             We usually send you or your
                                         withdrawals from retirement plan      investment professional the
                                         accounts                              sale proceeds on the same
                                                                               day that we receive your
                                                                               order.
                                                                               If you paid for your shares
                                                                               with a check that wasn't
                                                                               certified, we'll hold the
                                                                               sale proceeds when you sell
                                                                               those shares for at least
                                                                               15 days after the trade
                                                                               date of the purchase, or
                                                                               until the check has
                                                                               cleared, whichever is
                                                                               later.

                    Using our          - no minimum per withdrawal             Your account balance must
                    Systematic         - $5,000 requirement waived for         be at least $5,000 to set
                    Withdrawal Plan      certain fee based accounts            up the plan. You can make
                                                                               withdrawals any day of the
                                                                               month on a monthly,
                                                                               quarterly or semi-annual
                                                                               basis. We'll send your
                                                                               money by check or deposit
                                                                               it directly to your bank
                                                                               account.

Exchanging shares   In a lump sum      - new account minimums apply to         You can generally exchange
                                         exchanges                             Marsico Shares of the Fund
                                                                               for shares of Marsico
                                                                               Funds.

                    Using our          - minimum $50 per exchange              You must already have an
                    Automatic                                                  investment in the Funds
                    Exchange Feature                                           into which you want to
                                                                               exchange. You can make
                                                                               exchanges any day of the
                                                                               month.

--------------------------------------------------------------------------------

A BUSINESS DAY IS ANY DAY THAT THE FEDERAL RESERVE BANK OF NEW YORK AND THE NEW YORK STOCK EXCHANGE (NYSE) ARE OPEN. THE FUND RESERVES THE RIGHT TO CLOSE EARLY ON BUSINESS DAYS PRECEDING OR FOLLOWING NATIONAL HOLIDAYS, IF THE PRIMARY GOVERNMENT SECURITIES DEALERS HAVE CLOSED EARLY AND/OR IF THE BOND MARKET ASSOCIATION RECOMMENDS THAT THE SECURITIES MARKETS CLOSE EARLY.

IN ADDITION TO WEEKENDS, EITHER THE FEDERAL RESERVE BANK OF NEW YORK OR THE NYSE IS CLOSED ON THE FOLLOWING NATIONAL HOLIDAYS: NEW YEAR'S DAY, MARTIN LUTHER KING, JR. DAY, PRESIDENTS' DAY, GOOD FRIDAY, MEMORIAL DAY, INDEPENDENCE DAY, LABOR DAY, COLUMBUS DAY, VETERANS DAY, THANKSGIVING DAY AND CHRISTMAS DAY.

--------------------------------------------------------------------------------


HOW SHARES ARE PRICED

All transactions are based on the price of the Fund's shares -- or its net asset value per share. We calculate net asset value per share of each share class of Columbia Cash Reserves at 10:00 a.m., 11:30 a.m., 2:30 p.m. and 5:00 p.m. Eastern time each business day (unless the Fund closes early).

First, we calculate the net asset value for each class of the Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.

Although we try to maintain a net asset value per share of $1.00 for the Fund, we can't guarantee that we will be able to do so.

VALUING SECURITIES IN THE FUND

The value of the Fund's assets is based on the total market value of all of the securities it holds. We use the amortized cost method, which approximates market value, to value the assets in the Fund.

HOW ORDERS ARE PROCESSED

Orders to buy, sell or exchange shares are processed on business days. Orders to buy, sell or exchange shares may be delivered to the Transfer Agent by phone, in writing, or through the internet. For more information on account and trading services, or internet. For more information on account and trading restrictions and special sign-up procedures for internet transactions, please call us at 800-353-0828 for institutional investors or 800-345-6611 for individual investors. The Transfer Agent has procedures in place to authenticate electronic instructions. You will be asked to accept the terms of an online agreement(s) and utilize a password for internet services. Orders received in good order by the Fund, Distributor, Transfer Agent or their agents (unless the Fund closes early) will be processed as follows:

  - If your order for Columbia Cash Reserves is received in good form by the Transfer Agent by 5:00 p.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you'll receive that day's dividends). If your order is received in good form by the Transfer Agent after 5:00 p.m. Eastern time, you will receive the next net asset value per share determined on the following business day (and you'll begin receiving dividends the next day).

Orders received after this time will receive the next business day's net asset value per share. The business day that applies to your order is also called the trade date. We may refuse any order to buy or exchange shares. If this happens, we'll return any money we've received to the servicing agent.

TELEPHONE ORDERS
You can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of our account application and send it to us.

Here's how telephone orders work:

  - If you sign up for telephone orders after you open your account, you must have your signature Medallion Guaranteed.

  - Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order.

  - We'll take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. If we and our service providers don't take these steps, we may be liable for any losses from unauthorized or fraudulent instructions.

  - Telephone orders may be difficult to complete during periods of significant economic or market change.

(BUYING SHARES     BUYING SHARES
  GRAPHIC)

      Here are some general rules for buying shares:

        - If we don't receive payment within three business days of receiving your order, we reserve the right to cancel your order. We'll return any payment received for orders that have been cancelled.

        - The servicing agent is responsible for sending orders to us and ensuring that we receive your money on time.

        - Shares you buy are recorded on the books of the Fund. We don't issue certificates.

        - All purchases must be made in U.S. dollars and checks drawn on U.S. banks. No cash, credit cards or third party checks will be accepted.

      MINIMUM INITIAL INVESTMENT


      The minimum initial amount you can buy is usually $2,500.

      If you're buying shares through one of the following accounts or plans, the minimum initial amount you can buy is:

        - $1,000 for traditional and Roth Individual Retirement Accounts (IRAs), and Coverdell Education Savings Accounts

        - $500 for spousal IRA accounts

        - $500 for simplified employee pension plans (SEP) IRA accounts

        - $500 for transfers to minor accounts

        - $1,000 using our Automatic Investment Plan

      MINIMUM ADDITIONAL INVESTMENT


      You can make additional purchases of $100, or $50 if you use our Automatic Investment Plan.

AUTOMATIC INVESTMENT PLAN

You can make regular purchases of $50 or more using automatic transfers from your bank account to the Fund. You can contact your investment professional or the servicing agent to set up the plan.

Here's how the plan works:

  - You can buy shares any day of the month on a monthly, quarterly or semi-annual basis.

--------------------------------------------------------------------------------

"GOOD FORM" MEANS THAT THE MONEY USED TO PURCHASE YOUR SHARES IS FULLY COLLECTED. WHEN SELLING SHARES BY LETTER OF INSTRUCTION, "GOOD FORM" ALSO MEANS
(I) YOUR LETTER HAS COMPLETE INSTRUCTIONS, THE PROPER SIGNATURES AND MEDALLION SIGNATURE GUARANTEES AND (II) ANY OTHER REQUIRED DOCUMENTS ARE ATTACHED. FOR ADDITIONAL DOCUMENTS REQUIRED FOR SALES BY CORPORATIONS, AGENTS FIDUCIARIES, SURVIVING JOINT OWNERS AND OTHER LEGAL ENTITIES PLEASE CALL 1.888.860.8686. NO INTEREST WILL BE PAID ON UNCASHED REDEMPTION CHECKS.




 FOR MORE INFORMATION ABOUT TELEPHONE ORDERS, SEE HOW ORDERS ARE PROCESSED.

--------------------------------------------------------------------------------


(SELLING SHARES    SELLING SHARES
  GRAPHIC)

       Here are some general rules for selling shares:

         - If you're selling your shares through the servicing agent, we normally send the sale proceeds by Fedwire as soon as practicable following the net asset value determination time applicable to your order. For more information please refer to How orders are processed or contact the Transfer Agent.

         - If you're selling your shares directly through us, we normally send the sale proceeds by mail or electronic transfer to your bank account on the same business day that the Fund receives your order in good form.

         - You can sell shares by telephone if you qualify for telephone orders.

         - If you paid for your shares with a check that wasn't certified, we'll hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.

         - Under certain circumstances allowed under the 1940 Act, we can pay you in securities or other property when you sell your shares.

         - We can delay payment of the sale proceeds for one day, or longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Banks or under the extraordinary circumstances described in
           Section 22(e) of the 1940 Act. Generally, those extraordinary circumstances are when: (i) the NYSE is closed or trading is restricted, (ii) an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of the Fund's net assets not reasonably practicable, or (iii) the SEC by order permits the suspension of the right of redemption for the protection of investors.

         - Other restrictions may apply to retirement plan accounts. For more information about these restrictions, please contact your retirement plan administrator.

       We may sell your shares:

         - if the value of your account falls below $1,000 (other than as a result of depreciation in share value), or your account may be subject to an annual fee of $10. The Transfer Agent will send you written notification of such action and provide details on how you can add money to your account to avoid this penalty

         - if the servicing agent tells us to sell your shares under arrangements made between the servicing agent and you

         - under certain other circumstances allowed under the 1940 Act

SYSTEMATIC WITHDRAWAL PLAN
The Systematic Withdrawal Plan lets you withdraw $100 or more any day of the month on a monthly, quarterly or semi-annual basis. You can contact your investment professional or the servicing agent to set up the plan.

Here's how the plan works:

  - Your account balance must be at least $5,000 to set up the plan.

  - If you set up the plan after you've opened your account, your signature must be Medallion Guaranteed.

  - We'll send you a check or deposit the money directly to your bank account.

  - You can cancel the plan by giving the servicing agent 30 days notice in writing.

It's important to remember that if you withdraw more than your investment in the Fund is earning, you'll eventually use up your original investment.

--------------------------------------------------------------------------------

YOU SHOULD MAKE SURE YOU UNDERSTAND THE INVESTMENT OBJECTIVE AND STRATEGIES OF THE MARSICO FUND YOU'RE EXCHANGING INTO. PLEASE READ ITS PROSPECTUS CAREFULLY BEFORE YOU INVEST.
--------------------------------------------------------------------------------


(EXCHANGING SHARES EXCHANGING SHARES
  GRAPHIC)

       You can generally sell shares of the Fund to buy shares of another Fund. This is called an exchange. You might want to do this if your investment goals or tolerance for risk changes.

       Here's how exchanges work:

         - You can exchange Marsico Shares of the Fund for shares of Marsico Funds.

         - The rules for buying shares of a Fund, including any minimum investment requirements, apply to exchanges into that Fund.

         - You may only make exchanges into a Fund that is legally sold in your state of residence.

         - You generally may only make an exchange into a Fund that is accepting investments.

         - A sales charge may apply when exchanging from a Money Market Fund to a Fund with a front-end sales charge.

         - We or Marsico Funds may limit the number of exchanges you can make within a specified period of time.

         - We may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

         - You cannot exchange any shares you own in certificate form until the Transfer Agent has received the certificate and deposited the shares to your account.

AUTOMATIC EXCHANGE FEATURE
The Automatic Exchange Feature lets you exchange $50 or more of Marsico Shares of the Fund for shares of Marsico Funds any day of the month. You can contact your investment professional or the servicing agent to set up the plan.

Here's how automatic exchanges work:

  - Send your request to the servicing agent in writing or call 1.888.860.8686.

  - If you set up your plan to exchange more than $100,000 you must have your signature Medallion Guaranteed.

  - You must already have an investment in the Funds you want to exchange.

  - The rules for making exchanges apply to automatic exchanges.

Shareholder servicing and administration fees
(PERCENT GRAPHIC)

--------------------------------------------------------------------------------

THE SERVICING AGENT MAY CHARGE OTHER FEES FOR SERVICES PROVIDED TO YOUR ACCOUNT.
--------------------------------------------------------------------------------


The servicing agent is compensated for providing services to investors under a shareholder servicing plan.

The servicing agent may receive a maximum annual shareholder servicing fee of 0.25% of the average daily net assets of Marsico Shares of the Fund.

Administration agents are compensated for providing services to investors under a shareholder administration plan.

Administration agents may receive a maximum annual shareholder administration fee of 0.10% of the average daily net assets of Marsico Shares of the Fund.

Fees are calculated daily and paid monthly. Over time, these fees will increase the cost of your investment. Because these fees are paid out of the Fund's assets on an ongoing basis, over time they will increase the cost of your investment, and may cost you more than any sales charges you may pay.

The Fund pays these fees to the servicing agent or administration agents for as long as the plan continues. We may reduce or discontinue payments at any time.

The Adviser and Distributor may pay significant amounts from their own assets to selling or servicing agents of the Fund for distribution-related activities or other services they provide. These amounts, which are in addition to any sales charges, distribution (12b-1) and shareholder servicing fees paid by the Fund, may be fixed dollar amounts or a percentage of sales or both, and may be up-front or ongoing payments or both. Agents may agree to provide a variety of marketing related services or access-advantages to the Fund, including, for example, presenting the Fund on "preferred" or "select" lists, in return for the payments. Selling or servicing agents, in turn, may pay some or all of these amounts to their employees who recommend or sell Fund shares or allocate or invest client assets among different investment options.

In addition, the Adviser and Distributor may pay significant amounts from their own assets for services provided and costs incurred by third parties of a type that would typically be provided or incurred directly by the

Columbia Funds' transfer agent. The Columbia Funds also may pay significant amounts to third party intermediaries, including selling and servicing agents, for providing these types of services or incurring these types of costs.

These and other payments, and the difference between payments made with respect to the Fund and those made with respect to other mutual funds available through the agent, may give rise to conflicts of interest between the agent and its clients. You should be aware of these potential conflicts of interest and discuss these matters with your selling or servicing agent.

Distributions and taxes
(TAXES GRAPHIC)

--------------------------------------------------------------------------------

THE POWER OF COMPOUNDING

REINVESTING YOUR DISTRIBUTIONS BUYS YOU MORE SHARES OF THE FUND -- WHICH LETS YOU TAKE ADVANTAGE OF THE POTENTIAL FOR COMPOUND GROWTH.

PUTTING THE MONEY YOU EARN BACK INTO YOUR INVESTMENT MEANS IT, IN TURN, MAY EARN EVEN MORE MONEY. OVER TIME, THE POWER OF COMPOUNDING HAS THE POTENTIAL TO SIGNIFICANTLY INCREASE THE VALUE OF YOUR INVESTMENT. THERE IS NO ASSURANCE, HOWEVER, THAT YOU'LL EARN MORE MONEY IF YOU REINVEST YOUR DISTRIBUTIONS.
--------------------------------------------------------------------------------

ABOUT DISTRIBUTIONS

A mutual fund can make money two ways:

  - It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.

  - A fund can also have capital gain if the value of its investments increases. If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.

A mutual fund is not subject to federal income tax as long as it distributes all of its net investment income and net realized capital gain to its shareholders. The Fund intends to pay out a sufficient amount of its income and capital gain to shareholders so the Fund won't have to pay any federal income tax. When the Fund makes this kind of a payment, it's split among all shares and is called a distribution.

Although the Fund does not expect to realize any capital gain, any capital gain realized by the Fund will be distributed at least once a year. The Fund declares distributions of net investment income each business day (unless the Fund closes early), and pays these distributions monthly. Normally, the Fund will declare and pay distributions of net investment income as indicated above. The Fund may, however, declare and pay distributions of net investment income more frequently.

Any distribution you receive is paid based on the number of shares you hold on the record date, which is usually the day the distribution is declared. Shares are eligible to receive net investment income distributions from the settlement date of the purchase up to and including the day before the shares are sold.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses.

We'll automatically reinvest distributions in additional shares of the Fund unless you tell us you want to receive your distributions in cash. You can do this by writing to us at the address on the back cover or by calling us at
1.888.860.8686. If you elect to receive distributions by check and the check is returned as undeliverable, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

--------------------------------------------------------------------------------

THIS INFORMATION IS A SUMMARY OF HOW FEDERAL INCOME TAXES MAY AFFECT YOUR INVESTMENT IN THE FUND. IT DOES NOT APPLY TO FOREIGN OR TAX-EXEMPT INVESTORS OR THOSE HOLDING FUND SHARES THROUGH A TAX-ADVANTAGED ACCOUNT, SUCH AS A 401(K) PLAN OR IRA. THIS INFORMATION IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING. YOU SHOULD CONSULT WITH YOUR OWN TAX ADVISER ABOUT YOUR SITUATION, INCLUDING ANY FOREIGN, STATE AND LOCAL TAXES THAT MAY APPLY.

FOR MORE INFORMATION ABOUT TAXES, PLEASE SEE THE SAI.
--------------------------------------------------------------------------------


HOW TAXES AFFECT YOUR INVESTMENT

Distributions of the Fund's ordinary income and any net short-term capital gain, if any, generally are taxable to you as ordinary income. Although the Fund does not expect to realize any capital gain, any distributions of realized net long-term capital gain, if any, generally are taxable to you as long-term capital gain.

In general, corporate shareholders will not be able to deduct any distributions when determining their taxable income. Fund distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund. Following the end of each year, we'll send you a notice that tells you how much you've received in distributions during the year and their federal tax status. State and local taxes may also apply to distributions.

U.S. GOVERNMENT OBLIGATIONS

If you invest in U.S. government obligations directly, interest on those obligations is free from state and local individual income taxes. Distributions you receive that come from interest the Fund earns from U.S. government obligations may not be exempt from these taxes. Please consult with your tax adviser.

WITHHOLDING TAX

We're required by federal law to withhold tax on any distributions and redemption proceeds paid to you (including amounts paid in securities and exchanges) if:

  - you haven't given us a correct Taxpayer Identification Number (TIN), usually your social security or employer identification number, and haven't certified that the TIN is correct and withholding doesn't apply

  - the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records

  - the IRS informs us that you're otherwise subject to backup withholding

The IRS may also impose penalties against you if you don't give us a correct
TIN.

Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.

TAXATION OF REDEMPTIONS AND EXCHANGES

As long as the Fund continually maintains a $1.00 net asset value per share, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your shares of the Fund.

Legal matters

On February 9, 2005, Banc of America Capital Management, LLC ("BACAP" (now, the Advisor)) and BACAP Distributors, LLC (which has subsequently merged into the Distributor) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the SEC (the "SEC Order"). A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website. Under the terms of the NYAG Settlement and SEC Order, BACAP and BACAP Distributors, LLC have agreed, among other things, to pay disgorgement and civil money penalties, to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices, to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures and to reduce management fees for five years. BACAP and BACAP Distributors, LLC are currently in the process of implementing the various terms of the NYAG Settlement and SEC Order.

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Columbia Funds Series Trust (formerly known as Nations Funds Trust), its Board of Trustees, Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors, LLC (collectively "BAC"). On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust (now known as Columbia Funds Series Trust), the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under the federal securities laws and state common law. Nations Funds Trust (now known as Columbia Funds Series Trust)is a nominal defendant in this action. The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

Separately, a putative class action (Reinke v. Bank of America N.A., et al.) was filed against Nations Funds Trust and others on December 6, 2004 in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. Nations Funds Trust has filed a "motion to dismiss" that is pending. Discovery has recently been initiated. At the present time, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

Financial highlights
(DOLLAR SIGN GRAPHIC)

The financial highlights table is designed to help you understand how the Fund has performed for the past five years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned, assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP. The independent registered public accounting firm's report and Columbia Funds financial statements are incorporated by reference into the SAI. Please see the back cover of this prospectus to find out how you can get a copy of the SAI.

COLUMBIA CASH RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                 YEAR       YEAR        PERIOD
                                 ENDED      ENDED       ENDED
  MARSICO SHARES               03/31/05   03/31/04   03/31/03*+++
  Net asset value, beginning
    of period                    $1.00      $1.00      $1.00
  INCOME FROM INVESTMENT
    OPERATIONS:
  Net investment income/(loss)  0.0123     $0.0065     0.0127
  LESS DISTRIBUTIONS:
  Dividends from net
    investment income          (0.0123)   $(0.0065)   (0.0127)
  Net asset value, end of
    period                       $1.00      $1.00      $1.00
  TOTAL RETURN++                 1.23%      0.66%      1.28%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (in 000's)                  $11,005    $13,944    $20,755
  Ratio of operating expenses
    to average net assets(a)     0.55%    0.55%(c)   0.55%+(b)
  Ratio of net investment
    income/(loss) to average
    net assets                   1.19%      0.66%      1.27%+
  Ratio of operating expenses
    to average net assets
    without waivers and/or
    expense reimbursements(a)    0.62%      0.61%      0.61%+

* Columbia Cash Reserves Marsico Shares commenced operations on May 13, 2002.
+ Annualized.
++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
+++ The total return for the period ended March 31, 2003 reflects the historical return information for Nations Prime Fund Marsico Shares, which was reorganized into Columbia Cash Reserves Marsico Shares on May 10, 2002.
(a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
(b) The effect of interest expense on the operating expense ratio was less than 0.01%.
(c) The reimbursement from the investment adviser is included in the ratio of operating expenses to average net assets (with waivers). The effect of this reimbursement on the operating expense ratio (with waivers) was less than 0.01%.

Additional hypothetical fees and expense information

The supplemental hypothetical investment information that follows provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund's returns over a 10-year period. The charts shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in the class of the Fund assuming a 5% return each year, the hypothetical year-end balance before fees and expenses and the cumulative return after fees and expenses. The chart also assumes that the annual expense ratio stays the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expenses table, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. Your actual costs may be higher or lower.

COLUMBIA CASH RESERVES -- MARSICO SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              0.55%                            $10,000.00                              5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-   CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE     AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES        FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00              4.45%            $10,445.00      $ 56.22
       2           10.25%            $11,025.00              9.10%            $10,909.80      $ 58.73
       3           15.76%            $11,576.25             13.95%            $11,395.29      $ 61.34
       4           21.55%            $12,155.06             19.02%            $11,902.38      $ 64.07
       5           27.63%            $12,762.82             24.32%            $12,432.03      $ 66.92
       6           34.01%            $13,400.96             29.85%            $12,985.26      $ 69.90
       7           40.71%            $14,071.00             35.63%            $13,563.10      $ 73.01
       8           47.75%            $14,774.55             41.67%            $14,166.66      $ 76.26
       9           55.13%            $15,513.28             47.97%            $14,797.08      $ 79.65
      10           62.89%            $16,288.95             54.56%            $15,455.55      $ 83.19
  TOTAL GAIN BEFORE FEES &
   EXPENSES                          $ 6,288.95
  TOTAL GAIN AFTER FEES &
   EXPENSES                                                                   $ 5,455.55
  TOTAL ANNUAL FEES & EXPENSES
   PAID                                                                                       $689.28

--------------------------------------------------------------------------------

THIS GLOSSARY INCLUDES EXPLANATIONS OF THE IMPORTANT TERMS THAT MAY BE USED IN THIS PROSPECTUS. SOME OF THE TERMS EXPLAINED MAY APPLY TO COLUMBIA FUNDS NOT INCLUDED IN THIS PROSPECTUS.

--------------------------------------------------------------------------------


Terms used in this prospectus
(BOOK GRAPHIC)

80% POLICY -- Rule 35d-1 under the 1940 Act (the "Names Rule"), requires certain Funds to adopt an investment policy requiring that, under normal circumstances, at least 80% of its assets will be invested in the type of investment suggested by its name. In most cases, the Names Rule gives affected Funds the option to either (i) declare the 80% Policy a fundamental policy, which means it can only be changed by shareholder approval, or (ii) commit to provide notice to shareholders before changing the 80% Policy. In some cases, the Names Rule requires affected Funds to declare their 80% Policy a fundamental policy. The SAI identifies each Fund that has adopted an 80% Policy as a fundamental policy as well as each Fund that has committed to provide notice to shareholders before changing its 80% Policy.

AMORTIZED COST METHOD -- under Rule 2a-7 of the 1940 Act, the method of calculating an investment company's net asset value whereby portfolio securities are valued at the Fund's acquisition cost as adjusted for amortization of premium or accretion of discount rather than at their value based on current market factors.

AVERAGE DOLLAR-WEIGHTED MATURITY -- the average length of time until the debt securities held by a Fund reach maturity. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.

BANK OBLIGATION -- a money market instrument issued by a bank, including certificates of deposit, time deposits and bankers' acceptances.

CAPITAL GAIN OR LOSS -- the difference between the purchase price of a security and its selling price. You realize a capital gain when you sell a security for more than you paid for it. You realize a capital loss when you sell a security for less than you paid for it.

COMMERCIAL PAPER -- a short-term debt security issued by banks, corporations, municipalities and other borrowers.

COMMON STOCK -- a security that represents part equity ownership in a company. Common stock typically allows you to vote at shareholder meetings and to share in the company's profits by receiving dividends.

DEBT SECURITY -- when you invest in a debt security, you are typically lending your money to a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as U.S. Treasury obligations and commercial paper. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

EQUITY SECURITY -- an investment that gives you an equity ownership right in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.

FIRST-TIER SECURITY -- under Rule 2a-7 of the 1940 Act, a debt security that is an eligible investment for money market funds and has received a rating in the highest short-term rating category from a nationally recognized statistical rating organization (NRSRO) or if unrated, is determined by the fund's portfolio management team to be of comparable quality, or is a money market fund issued by a registered investment company, or is a government security.

FIXED INCOME SECURITY -- an intermediate to long-term debt security that matures in more than one year.

GUARANTEED INVESTMENT CONTRACT -- an investment instrument issued by a rated insurance company in return for a payment by an investor.

HIGH QUALITY -- includes municipal securities that are rated in the top two highest short-term debt categories according to an NRSRO such as Standard & Poor's Corporation or Moody's Investors Service, Inc. The portfolio management team may consider an unrated municipal security if it is determined to be of comparable quality, based upon guidelines approved by the Fund's Board. Please see the SAI for more information about credit ratings.

INSTRUMENTALITY -- an instrumentality of the U.S. government is a government agency organized under federal charter with government supervision.

LIQUIDITY -- a measurement of how easily a security can be bought or sold at a price that is close to its market value.


MONEY MARKET INSTRUMENT -- a short-term debt security that is considered to mature in 13 months or less. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and certain municipal securities. For Nations Treasury Reserves and Nations Government Reserves, money market instruments do not include either commercial paper or municipal securities.

MUNICIPAL SECURITY (OBLIGATION) -- a debt security issued by state or local governments or governmental authorities to pay for public projects and services. "General obligations" are typically backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income from these securities is exempt from federal income taxes and is generally exempt from state taxes if you live in the state that issued the security. If you live in the municipality that issued the security, interest income may also be exempt from local taxes.

NON-DIVERSIFIED -- a fund that holds securities of fewer issuers or kinds of issuers than other kinds of funds. Non-diversified funds tend to have greater price swings than more diversified funds because events affecting one or more of its securities may have a disproportionately large effect on the fund.

PARTICIPATION -- a pass-through certificate representing a share in a pool of debt obligations or other instruments.

PASS-THROUGH CERTIFICATE -- securitized mortgages or other debt securities with interest and principal paid by a servicing intermediary shortly after interest payments are received from borrowers.

PRIVATE ACTIVITY BOND -- a municipal security that is used to finance private projects or other projects that aren't qualified for tax purposes. Interest on private activity bonds is generally taxable, unless it is specifically exempted, or may be treated as a tax preference item for federal alternative minimum tax purposes.

REPURCHASE AGREEMENT -- a short-term (often overnight) investment arrangement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return.

REVERSE REPURCHASE AGREEMENT -- a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price.

SECOND-TIER SECURITY -- under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds, but is not a first-tier security.

SETTLEMENT DATE -- the date on which an order is settled either by payment or delivery of securities.

SPECIAL PURPOSE ISSUER -- an entity organized solely to issue asset-backed securities on a pool of assets it owns.

TRADE DATE -- the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

U.S. GOVERNMENT OBLIGATIONS -- a wide range of debt securities that include U.S. Treasury obligations, securities issued or guaranteed by various agencies of the U.S. government, or by various instrumentalities which have been established or sponsored by the U.S. government. Securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. government.

U.S. TREASURY OBLIGATION -- a debt security issued or guaranteed by the U.S. Treasury. U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. government.

COLUMBIA MANAGEMENT(R)


Where to find more information

You'll find more information about Columbia Cash Reserves in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS

The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the independent registered public accounting firm's reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the period covered.

STATEMENT OF ADDITIONAL INFORMATION

The SAI contains additional information about the Funds and their policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.

You can obtain a free copy of these documents, request other information about the Funds and make shareholder inquiries by contacting Columbia Funds:

By telephone:
1.800.321.7854

By mail:
MARSICO FUNDS
C/O UMB FUND SERVICES, INC
P.O. BOX 3210
MILWAUKEE, WI 53202

On the Internet:
WWW.COLUMBIAFUNDS.COM

Information about the Funds can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


SEC file number: 811-09645
Columbia Funds Series Trust

PRO-36/91715-1105

COLUMBIA MANAGEMENT(R)


                              Money Market Funds

                              Prospectus -- Institutional Class Shares

                              December 30, 2005




                              Columbia Cash Reserves
                              (formerly, Nations Cash Reserves)

                              Columbia Money Market Reserves
                              (formerly, Nations Money Market Reserves)

                              Columbia Treasury Reserves
                              (formerly, Nations Treasury Reserves)

                              Columbia Government Reserves
                              (formerly, Nations Government Reserves)

                              Columbia Municipal Reserves
                              (formerly, Nations Municipal Reserves)

                              Columbia Tax-Exempt Reserves
                              (formerly, Nations Tax-Exempt Reserves)

                              Columbia California Tax-Exempt Reserves
                              (formerly, Nations California Tax-Exempt Reserves)

                              Columbia New York Tax-Exempt Reserves
                              (formerly, Nations New York Tax-Exempt Reserves)




                              THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE.

                              ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                      May Lose Value
NOT FDIC-INSURED    No Bank Guarantee

AN OVERVIEW OF THE FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TERMS USED IN THIS PROSPECTUS

IN THIS PROSPECTUS, WE, US AND OUR REFER TO THE COLUMBIA FUNDS FAMILY (COLUMBIA FUNDS OR COLUMBIA FUNDS FAMILY). SOME OTHER IMPORTANT TERMS WE'VE USED MAY BE NEW TO YOU. THESE ARE PRINTED IN ITALICS WHERE THEY FIRST APPEAR IN A SECTION AND ARE DESCRIBED IN TERMS USED IN THIS PROSPECTUS.




 YOU'LL FIND TERMS USED IN THIS PROSPECTUS ON PAGE 66.

YOUR INVESTMENT IN THESE FUNDS IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, N.A. (BANK OF AMERICA), THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. YOUR INVESTMENT MAY LOSE MONEY.

AFFILIATES OF BANK OF AMERICA ARE PAID FOR THE SERVICES THEY PROVIDE TO THE
FUNDS.

--------------------------------------------------------------------------------

This booklet, which is called a prospectus, tells you about some Columbia Money Market Funds. Please read it carefully, because it contains information that's designed to help you make informed investment decisions.

This prospectus offers Institutional Class Shares of the Funds. This class of shares is designed primarily for financial institutions and intermediaries for their own accounts, and for certain of their client accounts. Please turn to BUYING, SELLING AND EXCHANGING SHARES for more information about who is eligible to buy this class of shares.

ABOUT THE FUNDS

The Money Market Funds seek to provide income while protecting the principal of your original investment by investing in money market instruments.

Money market instruments include short-term debt securities that are U.S. government issued or guaranteed or have relatively low risk. Your original investment and your return aren't guaranteed, however, and returns will vary as short-term interest rates change. Over time, the return on money market funds may be lower than the return on other kinds of mutual funds or investments.

ARE THESE FUNDS RIGHT FOR YOU?

Not every Fund is right for every investor. When you're choosing a Fund to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.

The Money Market Funds may be suitable for you if:

  - you're looking for a relatively low risk investment with stability of principal

  - you have short-term income needs

They may not be suitable for you if:

  - you're looking for higher returns and are prepared to assume a higher level of investment risk

  - you're more comfortable with bank deposits that are FDIC-insured

You'll find a discussion of each Fund's investment objective, principal investment strategies and principal risks in the Fund descriptions that start on page 4.

FOR MORE INFORMATION

If you have any questions about the Funds, please call us at 1.800.353.0828 if you're an institutional investor. You can also contact your investment professional.

You'll find more information about the Funds in the Statement of Additional Information (SAI). The SAI includes more detailed information about each Fund's investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.

WHAT'S INSIDE
--------------------------------------------------------------------------------

About the Funds
(FILE FOLDER GRAPHIC)

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT ADVISORS, LLC

COLUMBIA MANAGEMENT ADVISORS, LLC (THE ADVISER) IS THE INVESTMENT ADVISER TO EACH OF THE FUNDS. THE ADVISER IS RESPONSIBLE FOR THE OVERALL MANAGEMENT AND SUPERVISION OF THE INVESTMENT MANAGEMENT OF EACH FUND.




 YOU'LL FIND MORE ABOUT THE ADVISER STARTING ON PAGE 44.

--------------------------------------------------------------------------------


COLUMBIA CASH RESERVES                                           4
------------------------------------------------------------------
COLUMBIA MONEY MARKET RESERVES                                   8
------------------------------------------------------------------
COLUMBIA TREASURY RESERVES                                      12
------------------------------------------------------------------
COLUMBIA GOVERNMENT RESERVES                                    17
------------------------------------------------------------------
COLUMBIA MUNICIPAL RESERVES                                     22
------------------------------------------------------------------
COLUMBIA TAX-EXEMPT RESERVES                                    27
------------------------------------------------------------------
COLUMBIA CALIFORNIA TAX-EXEMPT RESERVES                         32
------------------------------------------------------------------
COLUMBIA NEW YORK TAX-EXEMPT RESERVES                           37
------------------------------------------------------------------
OTHER IMPORTANT INFORMATION                                     42
------------------------------------------------------------------
HOW THE FUNDS ARE MANAGED                                       44

About your investment
(DOLLAR SIGN GRAPHIC)

INFORMATION FOR INVESTORS
  Buying, selling and exchanging shares                         46
     How orders are processed                                   47
  Shareholder administration fees                               52
  Distributions and taxes                                       53
  Legal matters                                                 56
------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                            57
------------------------------------------------------------------
ADDITIONAL HYPOTHETICAL FEES AND EXPENSE INFORMATION            62
------------------------------------------------------------------
TERMS USED IN THIS PROSPECTUS                                   67
------------------------------------------------------------------
WHERE TO FIND MORE INFORMATION                          BACK COVER

COLUMBIA CASH RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 44.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

THE FUND IS LISTED ON THE NATIONAL ASSOCIATION OF INSURANCE COMMISSIONERS' APPROVED LIST OF MONEY MARKET MUTUAL FUNDS.

FIRST-TIER SECURITIES

A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN A RATING IN THE HIGHEST CREDIT RATING CATEGORY BY A NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATION (NRSRO) OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. These securities include primarily:

  - commercial paper

  - bank obligations

  - short-term debt securities, including instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or instruments backed by, the securities and other assets owned by these issuers

  - short-term taxable municipal securities

  - repurchase agreements secured by first-tier securities, U.S. government obligations or U.S. Treasury obligations

The Fund may also invest in other money market funds, consistent with its investment objective and strategies. When the portfolio management team believes market conditions warrant, the Fund may invest more than 25% of its assets in U.S. dollar denominated bank obligations, including obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------




 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia Cash Reserves has the following risks:

      - INVESTMENT STRATEGY RISK -- Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.353.0828 IF YOU'RE AN INSTITUTIONAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Institutional Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               2001     2002     2003     2004
               ----     ----     ----     ----
               4.18%    1.77%    1.05%    1.21%



              *Year-to-date return as of June 30, 2005: 1.26%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 1ST QUARTER 2001:          1.43%
         WORST: 2ND QUARTER 2004:         0.22%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                                                LIFE OF
                                                                 1 YEAR          FUND*
         INSTITUTIONAL CLASS SHARES                              1.21%          2.12%




      *THE INCEPTION DATE OF INSTITUTIONAL CLASS SHARES IS NOVEMBER 30, 2000.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Institutional Class Shares can be found in the section ADDITIONAL
                   HYPOTHETICAL FEES AND EXPENSE INFORMATION following the FINANCIAL HIGHLIGHTS.

         SHAREHOLDER FEES                                        Institutional Class
         (Fees paid directly from your investment)                     Shares
         Maximum sales charge (load) imposed on purchases                N/A



         Maximum deferred sales charge (load)                            N/A



         ANNUAL FUND OPERATING EXPENSES(1)
         (Expenses that are deducted from the Fund's assets)



         Management fees(2)                                             0.25%



         Shareholder administration fees                                0.04%



         Other expenses                                                 0.02%
                                                                         -----------



         Total annual Fund operating expenses                           0.31%



         Fee waivers and/or reimbursements                             (0.07)%
                                                                         -----------



         Total net expenses(3)                                          0.24%
                                                                         ===========

      (1)The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (2)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Institutional Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         INSTITUTIONAL CLASS SHARES              $25       $93      $167       $386

COLUMBIA MONEY MARKET RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 44.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

THE FUND IS LISTED ON THE NATIONAL ASSOCIATION OF INSURANCE COMMISSIONERS' APPROVED LIST OF MONEY MARKET MUTUAL FUNDS.

FIRST-TIER SECURITIES

A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN A RATING IN THE HIGHEST CREDIT RATING CATEGORY BY AN NRSRO OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. These securities include primarily:

  - commercial paper

  - bank obligations

  - short-term debt securities, including instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or instruments backed by, the securities and other assets owned by these issuers

  - short-term taxable municipal securities

  - repurchase agreements secured by first-tier securities, U.S. government obligations or U.S. Treasury obligations

The Fund may also invest in other money market funds, consistent with its investment objective and strategies. When the portfolio management team believes market conditions warrant, the Fund may invest more than 25% of its assets in U.S. dollar denominated bank obligations, including obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------




 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia Money Market Reserves has the following risks:

      - INVESTMENT STRATEGY RISK -- Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.353.0828 IF YOU'RE AN INSTITUTIONAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Institutional Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               2001     2002     2003     2004
               ----     ----     ----     ----
               4.11%    1.69%    1.01%    1.20%



              *Year-to-date return as of June 30, 2005: 1.25%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 1ST QUARTER 2001:          1.42%
         WORST: 2ND QUARTER 2004:         0.22%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                                                LIFE OF
                                                                 1 YEAR         FUND*
         INSTITUTIONAL CLASS SHARES                              1.20%           2.13%




      *THE INCEPTION DATE OF INSTITUTIONAL CLASS SHARES IS NOVEMBER 17, 2000.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Institutional Class Shares can be found in the section ADDITIONAL
                   HYPOTHETICAL FEES AND EXPENSE INFORMATION following the FINANCIAL HIGHLIGHTS.

         SHAREHOLDER FEES                                        Institutional Class
         (Fees paid directly from your investment)                     Shares
         Maximum sales charge (load) imposed on purchases                N/A



         Maximum deferred sales charge (load)                            N/A



         ANNUAL FUND OPERATING EXPENSES(1)
         (Expenses that are deducted from the Fund's assets)



         Management fees(2)                                             0.25%



         Shareholder administration fees                                0.04%



         Other expenses                                                 0.02%
                                                                         -----------



         Total annual Fund operating expenses                           0.31%



         Fee waivers and/or reimbursements                             (0.07)%
                                                                         -----------



         Total net expenses(3)                                          0.24%
                                                                         ===========

      (1)The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (2)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Institutional Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         INSTITUTIONAL CLASS SHARES              $25       $93      $167       $386

COLUMBIA TREASURY RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 44.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

THE FUND IS LISTED ON THE NATIONAL ASSOCIATION OF INSURANCE COMMISSIONERS' APPROVED LIST OF MONEY MARKET MUTUAL FUNDS.

FIRST-TIER SECURITIES

A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN A RATING IN THE HIGHEST CREDIT RATING CATEGORY BY AN NRSRO OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less. Under normal circumstances, the Fund will invest at least 80% of its assets in U.S. Treasury obligations, and repurchase agreements secured by U.S. Treasury obligations.

THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. These securities include primarily:

  - U.S. Treasury obligations

  - repurchase agreements and reverse repurchase agreements secured by U.S. Treasury obligations and U.S. government obligations

  - obligations whose principal and interest are backed by the U.S. government

The Fund may invest in other money market funds that invest in these instruments, consistent with its investment objective and strategies.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------




 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(GRAPH GRAPHIC)    PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
                   Columbia Treasury Reserves has the following risks:

      - INVESTMENT STRATEGY RISK -- Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      - TAX CONSIDERATIONS -- The distributions paid by the Fund generally come from interest on U.S. government and U.S. Treasury obligations, which may be free from state income tax, but will be subject to federal income tax and may be subject to other state and local taxes. Any portion of a distribution that comes from income paid on other kinds of securities or from realized capital gains generally is subject to federal, state and local taxes. You should consult with your own tax adviser to determine the tax consequences to you of investing in the Fund.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.353.0828 IF YOU'RE AN INSTITUTIONAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Institutional Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               2001     2002     2003     2004
               ----     ----     ----     ----
               3.94%    1.65%    0.98%    1.11%



              *Year-to-date return as of June 30, 2005: 1.16%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 1ST QUARTER 2001:          1.36%
         WORST: 2ND QUARTER 2004:         0.20%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                                            LIFE OF
                                                                   1 YEAR    FUND*
         INSTITUTIONAL CLASS SHARES                                1.11%     2.04%

      *THE INCEPTION DATE OF INSTITUTIONAL CLASS SHARES IS NOVEMBER 21, 2000.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Institutional Class Shares can be found in the section ADDITIONAL
                   HYPOTHETICAL FEES AND EXPENSE INFORMATION following the FINANCIAL HIGHLIGHTS.

         SHAREHOLDER FEES                                        Institutional Class
         (Fees paid directly from your investment)                     Shares
         Maximum sales charge (load) imposed on purchases                N/A



         Maximum deferred sales charge (load)                            N/A



         ANNUAL FUND OPERATING EXPENSES(1)
         (Expenses that are deducted from the Fund's assets)



         Management fees(2)                                             0.25%



         Shareholder administration fees                                0.04%



         Other expenses                                                 0.02%
                                                                         -----------



         Total annual Fund operating expenses                           0.31%



         Fee waivers and/or reimbursements                             (0.07)%
                                                                         -----------



         Total net expenses(3)                                          0.24%
                                                                         ===========

      (1)The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (2)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Institutional Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         INSTITUTIONAL CLASS SHARES              $25       $93      $167       $386

COLUMBIA GOVERNMENT RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 44.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

THE FUND IS LISTED ON THE NATIONAL ASSOCIATION OF INSURANCE COMMISSIONERS' APPROVED LIST OF MONEY MARKET MUTUAL FUNDS.

FIRST-TIER SECURITIES

A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN A RATING IN THE HIGHEST CREDIT RATING CATEGORY BY AN NRSRO OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less. Under normal circumstances, the Fund will invest at least 80% of its assets in U.S.
                   government obligations.

THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. These securities include primarily U.S. government obligations and U.S. Treasury obligations, the interest on which is generally free from state income tax.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------






 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(GRAPH GRAPHIC)    PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
                   Columbia Government Reserves has the following risks:

      - INVESTMENT STRATEGY RISK -- Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      - TAX CONSIDERATIONS -- The distributions paid by the Fund generally come from interest on U.S. government and U.S. Treasury obligations, which may be free from state income tax, but will be subject to federal income tax and may be subject to other state and local taxes. Any portion of a distribution that comes from income paid on other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes. You should consult with your own tax adviser to determine the tax consequences to you of investing in the Fund.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.353.0828 IF YOU'RE AN INSTITUTIONAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Institutional Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               2001     2002     2003     2004
               ----     ----     ----     ----
               4.02%    1.63%    1.00%    1.16%



              *Year-to-date return as of June 30, 2005: 1.21%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 1ST QUARTER 2001:           1.39%
         WORST: 2ND QUARTER 2004:          0.21%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                                            LIFE OF
                                                                   1 YEAR    FUND*
         INSTITUTIONAL CLASS SHARES                                1.16%    2.07%

      *THE INCEPTION DATE OF INSTITUTIONAL CLASS SHARES IS NOVEMBER 21, 2000.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Institutional Class Shares can be found in the section ADDITIONAL
                   HYPOTHETICAL FEES AND EXPENSE INFORMATION following the FINANCIAL HIGHLIGHTS.

         SHAREHOLDER FEES                                        Institutional Class
         (Fees paid directly from your investment)                     Shares
         Maximum sales charge (load) imposed on purchases                N/A



         Maximum deferred sales charge (load)                            N/A



         ANNUAL FUND OPERATING EXPENSES(1)
         (Expenses that are deducted from the Fund's assets)



         Management fees(2)                                             0.25%



         Shareholder administration fees                                0.04%



         Other expenses                                                 0.02%
                                                                         -----------



         Total annual Fund operating expenses                           0.31%



         Fee waivers and/or reimbursements                             (0.07)%
                                                                         -----------



         Total net expenses(3)                                          0.24%
                                                                         ===========

      (1)The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (2)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Institutional Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         INSTITUTIONAL CLASS SHARES              $25       $93      $167       $386

COLUMBIA MUNICIPAL RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 44.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

FIRST-TIER SECURITIES

A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN A RATING IN THE HIGHEST CREDIT RATING CATEGORY BY AN NRSRO OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from federal income taxes.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. Under normal circumstances, the Fund will invest at least 80% of its assets in securities that pay interest exempt from federal income tax, other than the federal alternative minimum tax. The Fund invests in municipal securities that, at the time of investment, are considered by the portfolio management team to have minimal credit risk and to be of high quality.

The Fund may invest all or any portion of its assets in municipal securities that finance private projects, called private activity bonds.

The Fund may also invest in instruments issued by certain trusts or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issuance of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------




 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(GRAPH GRAPHIC)    PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
                   Columbia Municipal Reserves has the following risks:

      - INVESTMENT STRATEGY RISK -- Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      - HOLDING CASH -- The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the portfolio management team believes that attractive tax-exempt investments are not available. Any cash the Fund holds does not earn income.

      - TAX CONSIDERATIONS -- The distributions paid by the Fund generally come from interest on municipal obligations, which, in turn, generally are free from federal income tax, but may be subject to the federal alternative minimum tax and state, local and other taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains generally is subject to federal, state, local and other taxes. Shares of Columbia Municipal Reserves would not be suitable investments for tax-advantaged accounts or tax-exempt investors. We generally rely on opinions of the issuer's bond counsel that interest on a bond will be exempt from applicable taxes. Tax authorities are paying increased attention to whether such interest is exempt, and we can't assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.353.0828 IF YOU'RE AN INSTITUTIONAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

--------------------------------------------------------------------------------


(BARCHART GRAPHIC) A LOOK AT THE FUND'S PERFORMANCE
                   The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Institutional Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               2001     2002     2003     2004
               ----     ----     ----     ----
               1.97%    1.32%    0.91%    1.03%



              *Year-to-date return as of June 30, 2005: 0.97%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 1ST QUARTER 2001:          0.64%



         WORST: 1ST QUARTER 2004:         0.19%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                                            LIFE OF
                                                                   1 YEAR    FUND*
         INSTITUTIONAL CLASS SHARES                                1.03%     1.38%

      *THE INCEPTION DATE OF INSTITUTIONAL CLASS SHARES IS NOVEMBER 21, 2000.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Institutional Class Shares can be found in the section ADDITIONAL
                   HYPOTHETICAL FEES AND EXPENSE INFORMATION following the FINANCIAL HIGHLIGHTS.

         SHAREHOLDER FEES                                        Institutional Class
         (Fees paid directly from your investment)                     Shares
         Maximum sales charge (load) imposed on purchases                N/A



         Maximum deferred sales charge (load)                            N/A



         ANNUAL FUND OPERATING EXPENSES(1)
         (Expenses that are deducted from the Fund's assets)



         Management fees(2)                                             0.25%



         Shareholder administration fees                                0.04%



         Other expenses                                                 0.03%
                                                                         -----------



         Total annual Fund operating expenses                           0.32%



         Fee waivers and/or reimbursements                             (0.08)%
                                                                         -----------



         Total net expenses(3)                                          0.24%
                                                                         ===========

      (1)The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (2)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Institutional Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2006, and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         INSTITUTIONAL CLASS SHARES              $25       $95      $172       $398

COLUMBIA TAX-EXEMPT RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 44.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

FIRST-TIER SECURITIES

A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN A RATING IN THE HIGHEST CREDIT RATING CATEGORY BY AN NRSRO OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from federal income taxes.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. The Fund normally invests all of its assets in municipal securities which pay interest that is free from federal income and alternative minimum taxes. The Fund invests in municipal securities that, at the time of investment, are considered by the portfolio management team to have minimal credit risk and to be of high quality.

The Fund may also invest in instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issuance of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------




 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(GRAPH GRAPHIC)    PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
                   Columbia Tax-Exempt Reserves has the following risks:

      - INVESTMENT STRATEGY RISK -- Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      - HOLDING CASH -- The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the portfolio management team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.

      - TAX CONSIDERATIONS -- The distributions paid by the Fund generally come from interest on municipal obligations, which, in turn, generally are free from federal income and alternative minimum taxes, but may be subject to state, local and other taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains generally is subject to federal, state and local taxes. Shares of Columbia Tax-Exempt Reserves would not be suitable investments for tax-advantaged accounts or tax-exempt investors. We generally rely on opinions of the issuer's bond counsel that interest on a bond will be exempt from applicable taxes. Tax authorities are paying increased attention to whether such interest is exempt, and we can't assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.353.0828 IF YOU'RE AN INSTITUTIONAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Institutional Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               2003     2004
               ----     ----
               0.87%    1.00%



              *Year-to-date return as of June 30, 2005: 0.95%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 4TH QUARTER 2004:          0.36%
         WORST: 3RD QUARTER 2003:         0.18%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                                            LIFE OF
                                                                   1 YEAR    FUND*
         INSTITUTIONAL CLASS SHARES                                1.00%     1.00%

      *THE INCEPTION DATE OF INSTITUTIONAL CLASS SHARES IS JUNE 18, 2002.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Institutional Class Shares can be found in the section ADDITIONAL
                   HYPOTHETICAL FEES AND EXPENSE INFORMATION following the FINANCIAL HIGHLIGHTS.

         SHAREHOLDER FEES                                       Institutional Class
         (Fees paid directly from your investment)                    Shares
         Maximum sales charge (load) imposed on purchases               N/A



         Maximum deferred sales charge (load)                           N/A



         ANNUAL FUND OPERATING EXPENSES(1)
         (Expenses that are deducted from the Fund's assets)



         Management fees(2)                                            0.25%



         Shareholder administration fees                               0.04%



         Other expenses                                                0.03%
                                                                        -----------



         Total annual Fund operating expenses                          0.32%



         Fee waivers and/or reimbursements                            (0.08)%
                                                                        -----------



         Total net expenses(3)                                         0.24%
                                                                        ===========

      (1)The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (2)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Institutional Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         INSTITUTIONAL CLASS SHARES              $25       $95      $172       $398

COLUMBIA CALIFORNIA TAX-EXEMPT RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 44.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from California state individual income tax and federal income taxes.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

Under normal circumstances, the Fund will invest at least 80% of its assets in securities that pay interest exempt from federal income tax and California state individual income tax. These securities are issued by or on behalf of the State of California, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers.

The Fund may invest up to 20% of its assets in municipal securities that finance private projects, called private activity bonds.

The Fund may also invest in instruments issued by certain trusts or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating local, national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issuance of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------




 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(GRAPH GRAPHIC)    PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
                   Columbia California Tax-Exempt Reserves has the following risks:

      - INVESTMENT STRATEGY RISK -- This Fund is considered to be non-diversified because it invests most of its assets in securities that pay interest that is free from personal income tax in one state. The value of the Fund and the amount of interest it pays could be affected by the financial conditions of the state, and its local governments and public authorities. Although the Fund tries to maintain a share price of $1.00, an investment in the Fund could lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      - HOLDING CASH -- The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the portfolio management team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.

      - TAX CONSIDERATIONS -- The distributions paid by the Fund generally come from interest on California municipal obligations, which, in turn, generally are free from federal income tax and California state individual income tax, but may be subject to alternative minimum taxes and other state and local taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains generally is subject to federal, state and local taxes. Shares of Columbia California Tax-Exempt Reserves would not be suitable investments for tax-advantaged accounts or tax-exempt investors. We generally rely on opinions of the issuer's bond counsel that interest on a bond will be exempt from applicable taxes. Tax authorities are paying increased attention to whether such interest is exempt, and we can't assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund.

      - STATE-SPECIFIC RISK -- State-specific risk is the chance that the Fund, because it invests primarily in securities issued by California and its municipalities, is more vulnerable to unfavorable developments in California than funds that invest in municipal bonds of many different states. The current finances of California and its municipalities have improved during fiscal year 2004-05, in part due to an improved economy and higher employment rates, which increased tax revenue. California remains the state with the lowest credit rating, however. The Governor's Budget for 2005-06 projects a $6 billion deficit due to structural spending imbalances. The Governor proposes to cut program spending and to shift responsibility for certain obligations to make up the shortfall, but as of June 15, the State Legislature had not approved a final budget for the 2005-06 fiscal year. It is unclear how the current economic conditions may affect the Fund. Adverse conditions affecting California generally could have an impact on the State and California municipal securities.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.353.0828 IF YOU'RE AN INSTITUTIONAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Institutional Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               2002     2003     2004
               ----     ----     ----
               0.86%    0.83%    0.98%



              *Year-to-date return as of June 30, 2005: 0.95%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 4TH QUARTER 2004:          0.35%
         WORST: 1ST QUARTER 2002:         0.00%*

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                                            LIFE OF
                                                                   1 YEAR    FUND*
         INSTITUTIONAL CLASS SHARES                                0.98%     0.88%

      *THE INCEPTION DATE OF INSTITUTIONAL CLASS SHARES IS MARCH 28, 2001,
       HOWEVER, DURING THE PERIOD REFLECTED IN THE WORST QUARTERLY RETURN DISCLOSURE THE FUND EXPERIENCED STATIC PERFORMANCE DUE TO A NOMINAL ASSET LEVEL.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Institutional Class Shares can be found in the section ADDITIONAL
                   HYPOTHETICAL FEES AND EXPENSE INFORMATION following the FINANCIAL HIGHLIGHTS.

         SHAREHOLDER FEES                                        Institutional Class
         (Fees paid directly from your investment)                     Shares
         Maximum sales charge (load) imposed on purchases                N/A



         Maximum deferred sales charge (load)                            N/A



         ANNUAL FUND OPERATING EXPENSES(1)
         (Expenses that are deducted from the Fund's assets)



         Management fees(2)                                             0.25%



         Shareholder administration fees                                0.04%



         Other expenses                                                 0.03%
                                                                         -----------



         Total annual Fund operating expenses                           0.32%



         Fee waivers and/or reimbursements                             (0.08)%
                                                                         -----------



         Total net expenses(3)                                          0.24%
                                                                         ===========

      (1)The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (2)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Institutional Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         INSTITUTIONAL CLASS SHARES              $25       $95      $172       $398

COLUMBIA NEW YORK TAX-EXEMPT RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 44.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from New York state individual income tax and federal income taxes.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

Under normal circumstances, the Fund will invest at least 80% of its assets in securities that pay interest that is free from federal income tax and New York state individual income tax. These securities are issued by or on behalf of the State of New York, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers.

The Fund may invest up to 20% of its assets in municipal securities that finance private projects, called private activity bonds.

The Fund may also invest in instruments issued by certain trusts or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating local, national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issuance of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------




 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(GRAPH GRAPHIC)    PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
                   Columbia New York Tax-Exempt Reserves has the following risks:

      - INVESTMENT STRATEGY RISK -- This Fund is considered to be non-diversified because it invests most of its assets in securities that pay interest that is free from personal income tax in one state. The value of the Fund and the amount of interest it pays could also be affected by the financial conditions of the state, its public authorities and local governments. Although the Fund tries to maintain a share price of $1.00, an investment in the Fund could lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      - HOLDING CASH -- The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the portfolio management team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.

      - TAX CONSIDERATIONS -- The distributions paid by the Fund generally come from interest on New York municipal obligations, which, in turn, generally are free from federal income tax and New York State and New York City individual income tax, but may be subject to alternative minimum taxes and other state and local taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains generally is subject to federal, state and local taxes. Shares of Columbia New York Tax-Exempt Reserves would not be a suitable investment for tax-advantaged accounts or tax-exempt investors. We generally rely on opinions of the issuer's bond counsel that interest on a bond will be exempt from applicable taxes. Tax authorities are paying increased attention to whether such interest is exempt, and we can't assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund.

      - STATE-SPECIFIC RISK -- State-specific risk is the chance that the Fund, because it invests primarily in securities issued by New York State, New York City and New York's other municipalities, is more vulnerable to unfavorable developments in New York than funds that invest in municipal bonds of many different states. Although New York's economy is diverse, with a comparatively large share of the nation's finance, insurance, transportation, communications and services employment and a very small share of the nation's farming and mining activity, adverse conditions affecting any one of these industries could have a negative impact on New York municipal securities. Travel and tourism also constitute an important part of the New York State and City economies. The September 11, 2001 terrorist attack on the World Trade Center in New York City has had and is likely to continue to have an adverse effect on all areas of the New York economy. In this regard, the long recovery from September 11th and the loss of momentum in the national recovery due to corporate governance scandals and international tensions resulted in a lengthening of the State's recession. In addition, State costs for employee pensions have increased dramatically, while costs associated with Medicaid, welfare and other entitlement programs have also risen, reflecting the impact of the national recession and jobless recovery that has followed.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.353.0828 IF YOU'RE AN INSTITUTIONAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.
--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Institutional Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               2003     2004
               ----     ----
               n/a*     1.02%



              *Year-to-date return as of June 30, 2005: 0.95%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 4TH QUARTER 2004:           0.35%
         WORST: 1ST QUARTER 2004:          0.21%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                                           LIFE OF
                                                                  1 YEAR    FUND*
         INSTITUTIONAL CLASS SHARES                               1.02%    0.82%




      *THE INCEPTION DATE OF INSTITUTIONAL CLASS SHARES IS FEBRUARY 15, 2002.
       FROM DECEMBER 22, 2002 TO AUGUST 25, 2003 PERFORMANCE COULD NOT BE CALCULATED FOR THIS CLASS DUE TO NOMINAL ASSET LEVELS.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Institutional Class Shares can be found in the section ADDITIONAL
                   HYPOTHETICAL FEES AND EXPENSE INFORMATION following the FINANCIAL HIGHLIGHTS.

                                                                     Institutional Class
         SHAREHOLDER FEES (Fees paid directly from your investment)         Shares
         Maximum sales charge (load) imposed on purchases                    N/A



         Maximum deferred sales charge (load)                                N/A



         ANNUAL FUND OPERATING EXPENSES(1)
         (Expenses that are deducted from the Fund's assets)



         Management fees(2)                                                 0.25%



         Shareholder administration fees                                    0.04%



         Other expenses                                                     0.28%
                                                                             ------------



         Total annual Fund operating expenses                               0.57%



         Fee waivers and/or reimbursements                                 (0.33)%
                                                                             ------------



         Total net expenses(3)                                              0.24%
                                                                             ============

      (1)The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (2)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Institutional Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         INSTITUTIONAL CLASS SHARES              $25      $149      $285       $682

Other important information
(GRAPH GRAPHIC)

You'll find specific information about each Fund's investment objective, principal investment strategies and risks in the descriptions starting on page
4. The following are some other risks and information you should consider before you invest:

      - SPECIAL RULES FOR MONEY MARKET FUNDS -- Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Funds, like all money market funds:

        - may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less

        - must maintain an average dollar-weighted maturity of 90 days or less

        - may normally invest no more than 5% of their total assets in securities of the same issuer, other than U.S. government securities; however, they may invest up to 25% of their total assets in first-tier securities of a single issuer for up to three business days (except for Columbia California Tax-Exempt Reserves and Columbia New York Tax-Exempt Reserves)

        - may generally only invest in U.S. dollar denominated instruments that are determined to have minimal credit risk and are first-tier securities, except for Columbia California Tax-Exempt Reserves and Columbia New York Tax-Exempt Reserves, which also may invest in second-tier securities.

      - CHANGING INVESTMENT OBJECTIVES AND POLICIES -- The investment objective and certain investment policies of any Fund can be changed without shareholder approval. The 80% Policy of certain Funds may be changed without shareholder approval by giving the shareholder at least 60 days notice. The 80% Policy of certain other Funds and other investment policies of any Fund may be changed only with shareholder approval.

      - CHANGING TO A FEEDER FUND -- Unlike traditional mutual funds, which invest in individual securities, a "feeder fund" invests all of its assets in another fund, called a "master portfolio." Other feeder funds generally also invest in a master portfolio. The master portfolio invests in individual securities and has the same investment objective, investment strategies and principal risks as the feeder funds. This structure can help reduce a feeder fund's expenses because its assets are combined with those of other feeder funds. If a master portfolio doesn't attract other feeder funds, however, a feeder fund's expenses could be higher than those of a traditional mutual fund.

        Each Fund may become a feeder fund if the Board decides this would be in the best interest of shareholders. We don't require shareholder approval to make the change, but we'll notify you if it happens. If a

        Fund becomes a feeder fund, it will have the additional risks of investing in a master portfolio.

      - INVESTING DEFENSIVELY -- A Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. A Fund may not achieve its investment objective while it is investing defensively. Any cash a Fund holds for defensive or other reasons may not earn income.

      - BANK OF AMERICA AND ITS AFFILIATES -- Bank of America and its affiliates currently provide services to some or all of the Funds, including investment advisory, distribution, administration, shareholder servicing, sub-transfer agency and brokerage services, and are paid for providing these services. Bank of America and its affiliates also may, at times, provide other services and be compensated for them, including transfer agency, interfund lending and securities lending services, or make loans to the Funds. Finally, Bank of America or its affiliates may serve as counterparties in transactions with Columbia Funds where permitted by law or regulation, and may receive compensation in that capacity.

      - PORTFOLIO SECURITIES DISCLOSURE -- A description of Columbia Funds' policies and procedures with respect to the disclosure of portfolio securities is available in the Funds' SAI and on the Columbia Funds' website at www.columbiafunds.com under Fund Portfolio Data. In addition, a complete list of each Fund's portfolio holdings for each calendar month will be available upon request 5 business days following each month-end.

      - INFORMATION FOR FEDERALLY CHARTERED CREDIT UNIONS -- Shares of Columbia Treasury Reserves and Columbia Government Reserves are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration Rules and Regulations and the National Credit Union Administration Letter Number 155.

      - HOUSEHOLDING -- In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of a Fund's prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at 1.800.345.6611 or if your shares are held through a financial institution please contact them directly. We will begin sending your individual copies with the next scheduled mailing.

      - PORTFOLIO TRANSACTION COSTS -- Each Fund may incur significant transaction costs that are in addition to the total annual Fund operating expenses disclosed in the fee tables. These transaction costs are made up of all the costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of a Fund's transactions costs are not.

How the Funds are managed

(PEOPLE GRAPHIC)

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT ADVISORS, LLC

100 FEDERAL STREET
BOSTON, MA 02110

COLUMBIA MANAGEMENT GROUP (COLUMBIA MANAGEMENT) IS THE PRIMARY INVESTMENT MANAGEMENT DIVISION OF BANK OF AMERICA CORPORATION. THE ADVISER, COLUMBIA MANAGEMENT ADVISORS, LLC AND COLUMBIA WANGER ASSET MANAGEMENT, L.P. ARE COLUMBIA MANAGEMENT ENTITIES THAT FURNISH INVESTMENT MANAGEMENT SERVICES AND ADVISE INSTITUTIONAL AND MUTUAL FUND PORTFOLIOS.

--------------------------------------------------------------------------------


INVESTMENT ADVISER

The Adviser is the investment adviser to over 70 mutual fund portfolios in the Columbia Funds Family, including the Money Market Funds described in this prospectus.

The Adviser is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes, including equity and fixed income securities, and money market instruments.

Currently managing more than $185 billion, the Adviser acts as investment manager for individuals, corporations, private investment companies and financial institutions. The Adviser uses a team approach to investment management. Each team has access to the latest technology and analytical resources.

Columbia Funds pays the Adviser an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly.

A discussion regarding the basis for the Board of Trustees approving the investment advisory agreement with the Adviser is available in the Funds' annual report to shareholders for the fiscal year ended March 31.

The Adviser has agreed to waive fees and/or reimburse expenses for certain Funds until July 31, 2006. You'll find a discussion of any waiver and/or reimbursement in the Fund descriptions. There is no assurance that the Adviser will continue to waive and/or reimburse any fees and/or expenses after this date.

The following chart shows the maximum advisory fees the Adviser can receive, along with the actual advisory fees the Adviser and/or an affiliate received during the Funds' last fiscal year, after waivers and/or reimbursements:

ANNUAL INVESTMENT ADVISORY FEE, AS A % OF AVERAGE DAILY NET ASSETS


                                                             MAXIMUM    ACTUAL FEE
                                                             ADVISORY    PAID LAST
                                                               FEE      FISCAL YEAR
  COLUMBIA CASH RESERVES                                      0.15%        0.12%



  COLUMBIA MONEY MARKET RESERVES                              0.15%        0.12%



  COLUMBIA TREASURY RESERVES                                  0.15%        0.12%



  COLUMBIA GOVERNMENT RESERVES                                0.15%        0.12%



  COLUMBIA MUNICIPAL RESERVES                                 0.15%        0.12%



  COLUMBIA TAX-EXEMPT RESERVES                                0.15%        0.12%



  COLUMBIA CALIFORNIA TAX-EXEMPT RESERVES                     0.15%        0.12%



  COLUMBIA NEW YORK TAX-EXEMPT RESERVES                       0.15%        0.15%

INVESTMENT SUB-ADVISER

Columbia Funds and the Adviser may engage one or more investment sub-advisers for each Fund to make day-to-day investment decisions for the Fund. The Adviser retains ultimate responsibility (subject to Board oversight) for overseeing the sub-advisers and evaluates the Funds' needs and available sub-advisers' skills and abilities on an ongoing basis. Based on its evaluations, the Adviser may at times recommend to the Board that a Fund:

  - change, add or terminate one or more sub-advisers;

  - continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or

  - materially change a sub-advisory agreement with a sub-adviser.

Applicable law requires a Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders' best interests. The Adviser and the Funds have applied for relief from the SEC to permit the Funds to act on many of the Adviser's recommendations with approval only by the Board and not by Fund shareholders. The Adviser or a Fund would inform the Fund's shareholders of any actions taken in reliance on this relief. Until the Adviser and the Funds obtain the relief, each Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

A discussion regarding the basis for the Board of Trustees approving the investment sub-advisory agreement with each sub-adviser is available in the Funds' annual report to shareholders for the fiscal year ended March 31.

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT DISTRIBUTORS, INC.

ONE FINANCIAL CENTER
BOSTON, MA 02111-2621

--------------------------------------------------------------------------------


OTHER SERVICE PROVIDERS

The Funds are distributed by Columbia Management Distributors, Inc. (Distributor), a registered broker/dealer.


--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT ADVISORS, LLC

100 FEDERAL STREET
BOSTON, MA 02110

--------------------------------------------------------------------------------


Columbia Management Advisors, LLC is the administrator of the Funds, and is responsible for overseeing the administrative operations of the Funds. The Funds pay Columbia Management Advisors, LLC a fee of 0.10% for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Funds, and is paid monthly. The Funds also pay shareholder administration fees to Columbia Management Advisors, Inc., its affiliates and/or other financial institutions and intermediaries for providing services to investors.

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT SERVICES, INC.

P.O. BOX 8081
BOSTON, MA 02266-8081

--------------------------------------------------------------------------------


Columbia Management Services, Inc., also known as Columbia Funds Services (Transfer Agent), is the transfer agent for the Funds' shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

ABOUT YOUR INVESTMENT
--------------------------------------------------------------------------------

Buying, selling and exchanging shares

(DOLLAR SIGN GRAPHIC)

--------------------------------------------------------------------------------

WHEN YOU SELL SHARES OF A MUTUAL FUND, THE FUND IS EFFECTIVELY "BUYING" THEM BACK FROM YOU. THIS IS CALLED A REDEMPTION.

--------------------------------------------------------------------------------

This prospectus offers Institutional Class Shares of the Funds. Here are some general rules about this class of shares:

  - Institutional Class Shares are available on a direct basis or through certain financial institutions and intermediaries for their own accounts, and for certain client accounts for which they may provide automated cash management or other similar services (Cash Management Services). This share class may be used in connection with specific Cash Management Services programs, including programs designed for certain sweep account customers of Bank of America. This class of shares may be offered by:

    - Bank of America and certain of its affiliates

    - certain other financial institutions and intermediaries, including financial planners and investment advisers.

  - The minimum initial investment is $750,000. Financial institutions or intermediaries can total the investments they make on behalf of their clients to meet the minimum initial investment amount. Client accounts for which the financial institution or intermediary no longer acts as fiduciary, agent or custodian may no longer be eligible to purchase or hold Institutional Class Shares.

  - There is no minimum amount for additional investments.

  - There are no sales charges for buying, selling or exchanging these shares.

  - Please contact your investment professional for more information about the availability of this share class.

You'll find more information about buying, selling and exchanging Institutional Class Shares on the pages that follow. You should also ask your financial institution or intermediary about its limits, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related services and programs.

Investors that purchase shares through financial institutions in connection with Cash Management Services programs may incur account-level fees in addition to the fees disclosed in this prospectus. These investors should review their Cash Management Services program disclosure documents for information regarding additional fees.

The Funds also offer other classes of shares, with different features and expense levels, which you may be eligible to buy. If you have questions about buying, selling or exchanging, or you need help placing an order, please call us at 1.800.353.0828 if you're an institutional investor. You can also contact your investment professional.

Federal law requires the Funds to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Funds may need to delay the date of your purchase or may be unable to open your account which may result in a return of your investment monies. In addition, if the Funds are unable to verify your identity after your account is open, the Funds reserve the right to close your account or take other steps as deemed reasonable. The Funds shall not be held liable for any loss resulting from any purchase delay, application rejection, or account closure due to a failure to provide proper identifying information.

--------------------------------------------------------------------------------

A BUSINESS DAY IS ANY DAY THAT THE FEDERAL RESERVE BANK OF NEW YORK AND THE NEW YORK STOCK EXCHANGE (NYSE) ARE OPEN. THE MONEY MARKET FUNDS RESERVE THE RIGHT TO CLOSE EARLY ON BUSINESS DAYS PRECEDING OR FOLLOWING NATIONAL HOLIDAYS, IF THE PRIMARY GOVERNMENT SECURITIES DEALERS HAVE CLOSED EARLY AND/OR IF THE BOND MARKET ASSOCIATION RECOMMENDS THAT THE SECURITIES MARKETS CLOSE EARLY.

IN ADDITION TO WEEKENDS, EITHER THE FEDERAL RESERVE BANK OF NEW YORK OR THE NYSE IS CLOSED ON THE FOLLOWING NATIONAL HOLIDAYS: NEW YEAR'S DAY, MARTIN LUTHER KING, JR. DAY, PRESIDENTS' DAY, GOOD FRIDAY, MEMORIAL DAY, INDEPENDENCE DAY, LABOR DAY, COLUMBUS DAY, VETERANS DAY, THANKSGIVING DAY AND CHRISTMAS DAY.

--------------------------------------------------------------------------------


HOW SHARES ARE PRICED

All transactions are based on the price of a Fund's shares -- or its net asset value per share. We calculate net asset value per share at the following times (unless the Fund closes early):

  - 9:45 a.m., 11:00 a.m., 2:30 p.m. and 5:00 p.m. Eastern time each business day for each share class of Columbia Cash Reserves, Columbia Money Market Reserves and Columbia Treasury Reserves

  - 9:45 a.m., 11:00 a.m. and 2:30 p.m. Eastern time each business day for each share class of Columbia Government Reserves

  - 12:00 noon Eastern time each business day for each share class of Columbia Municipal Reserves and Columbia Tax-Exempt Reserves

  - 11:30 a.m. Eastern time each business day for each share class of Columbia California Tax-Exempt Reserves and Columbia New York Tax-Exempt Reserves

First, we calculate the net asset value for each class of a Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.

Although we try to maintain a net asset value per share of $1.00 for the Funds, we can't guarantee that we will be able to do so.

VALUING SECURITIES IN A FUND

The value of a Fund's assets is based on the total market value of all of the securities it holds. We use the amortized cost method, which approximates market value, to value the assets in the Money Market Funds.

HOW ORDERS ARE PROCESSED

Orders to buy, sell or exchange shares are processed on business days. Orders to buy, sell or exchange shares may be delivered to the Transfer Agent by phone, in writing, or through the internet. For more information on account and trading restrictions and special sign-up procedures for internet transactions, please call us at 800-353-0828 for institutional investors or 800-345-6611 for individual investors. The Transfer Agent has procedures in place to authenticate electronic instructions. You will be asked to accept the terms of an online agreement(s) and utilize a password for internet services. Orders received in good order by the Fund, Distributor, Transfer Agent or their agents by the following times on a business day (unless the Fund closes early) will be processed as follows:

  - If your order for Columbia Cash Reserves, Columbia Money Market Reserves or Columbia Treasury Reserves is received in good form by the Transfer Agent by 5:00 p.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you'll receive that day's dividends). If your order is received in good form by the Transfer Agent after 5:00 p.m. Eastern time, you will receive the next net asset value per share determined on the following business day (and in the case of purchases you'll begin receiving dividends the next day).

  - If your order for Columbia Government Reserves is received in good form by the Transfer Agent by 2:30 p.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you'll receive that day's dividends). If your order is received in good form by the Transfer Agent after 2:30 p.m. you will receive the next net asset value per share determined on the following business day (and in the case of purchases you'll begin receiving dividends the next day).

  - If your order for Columbia Municipal Reserves or Columbia Tax-Exempt Reserves is received in good form by the Transfer Agent by 12:00 noon p.m. Eastern time, in the case of purchases you will receive that day's net asset value per share. If your order is received in good form by the Transfer Agent after 12:00 noon p.m. Eastern time, you will receive the next net asset value per share determined on the following business day (and in the case of purchases you'll begin receiving dividends the next day).

  - If your order for Columbia California Tax-Exempt Reserves or Columbia New York Tax-Exempt Reserves is received in good form by the Transfer Agent by 11:30 a.m. Eastern time, in the case of purchases you will receive that day's net asset value per share. If your order is received in good form by the Transfer Agent after 11:30 a.m. Eastern time, you will receive the next net asset value per share determined on the following business day (and in the case of purchases you'll begin receiving dividends the next day).

Investors are encouraged to place orders to sell as early in the day as possible. Orders received after these times will receive the next business day's net asset value per share. The business day that applies to an order is also called the trade date. We may refuse any order to buy or exchange shares. If this happens, we'll return any money we've received.

TELEPHONE ORDERS
You can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of our account application and send it to us.

Here's how telephone orders work:

  - If you sign up for telephone orders after you open your account, you must have your signature Medallion Guaranteed.

  - Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order.

  - We'll take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. If we and our service providers don't take these steps, we may be liable for any losses from unauthorized or fraudulent instructions.

  - Telephone orders may be difficult to complete during periods of significant economic or market change.

--------------------------------------------------------------------------------

THE NET ASSET VALUE PER SHARE IS THE PRICE OF A SHARE CALCULATED BY A FUND EVERY BUSINESS DAY.

--------------------------------------------------------------------------------



(PLUS DOLLAR SIGN  BUYING SHARES
  GRAPHIC)

      Here are some general rules for buying shares:

        - You buy Institutional Class Shares at net asset value per share.

        - We must receive payment by the close of the Federal Reserve wire transfer system (typically 6 p.m. Eastern time) on the business day the Fund, Distributor, Transfer Agent or their agents receive the order (unless the Fund closes early).

             If we receive payment after this time, we'll refuse the order. We'll return any payment received for orders that we refuse. We can change this time under certain circumstances, for example, when there's more wiring activity than normal.
             - Financial institutions and intermediaries are responsible for sending orders to us and for ensuring that we receive your money on time.



             - Shares purchased are recorded on the books of the Fund. We don't issue certificates.

--------------------------------------------------------------------------------

"GOOD FORM" MEANS THAT THE MONEY USED TO PURCHASE YOUR SHARES IS FULLY COLLECTED. WHEN SELLING SHARES BY LETTER OF INSTRUCTION, "GOOD FORM" ALSO MEANS
(I) YOUR LETTER HAS COMPLETE INSTRUCTIONS, THE PROPER SIGNATURES AND MEDALLION SIGNATURE GUARANTEES IF NECESSARY AND (II) ANY OTHER REQUIRED DOCUMENTS ARE ATTACHED. SIGNATURES MUST BE GUARANTEED BY EITHER A BANK, A MEMBER FIRM OF A NATIONAL STOCK EXCHANGE OR ANOTHER ELIGIBLE GUARANTOR THAT PARTICIPATES IN THE MEDALLION SIGNATURE GUARANTEE PROGRAM FOR REDEMPTIONS OVER $100,000, ALTERNATE PAYEE OR MAILING INSTRUCTIONS. FOR ADDITIONAL DOCUMENTS REQUIRED FOR SALES BY CORPORATIONS, AGENTS FIDUCIARIES, SURVIVING JOINT OWNERS AND OTHER LEGAL ENTITIES PLEASE CALL 1.800.353.0828. NO INTEREST WILL BE PAID ON UNCASHED REDEMPTION CHECKS.




 FOR MORE INFORMATION ABOUT TELEPHONE ORDERS, SEE HOW ORDERS ARE PROCESSED.

--------------------------------------------------------------------------------



(MINUS DOLLAR SIGN GRAPHIC)              SELLING SHARES

      Here are some general rules for selling shares:

        - We normally send the sale proceeds by Fedwire as soon as practicable following the net value determination time applicable to your order. For more information please refer to How orders are processed or contact the Transfer Agent.

        - You can sell up to $100,000 of shares by telephone to the address of record or via ACH to your bank in a 30-day period if you qualify for telephone orders.

        - If you paid for your shares with a check that wasn't certified, we'll hold the sale proceeds when you sell those shares for at least 15 days after the trade date of the purchase.

        - Financial institutions and intermediaries are responsible for sending orders to us and for depositing the sale proceeds to your account on time.

        - Under certain circumstances allowed under the 1940 Act, we can pay you in securities or other property when you sell your shares (except shares of Columbia Treasury Reserves).

        - We can delay payment of the sale proceeds of Columbia Cash Reserves, Columbia Money Market Reserves, Columbia Treasury Reserves or Columbia Government Reserves for one day, or longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Banks or under the extraordinary circumstances described in Section 22(e) of the 1940 Act. Generally, those extraordinary circumstances are when: (i) the NYSE is closed or trading is restricted, (ii) an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of the Fund's net assets not reasonably practicable, or (iii) the SEC by order permits the suspension of the right of redemption for the protection of investors.

        - We can delay payment of the sale proceeds of Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves or Columbia New York Tax-Exempt Reserves for up to seven days.

        - Other restrictions may apply to retirement plan accounts. For more information about these restrictions, please contact your retirement plan administrator.

      We may sell your shares:

        - if the value of your account falls below $1,000 (other than as a result of depreciation in share value), or your account may be subject to an annual fee of $10. The Transfer Agent will send you written notification of such action and provide details on how you can add money to your account to avoid this penalty

        - if a financial institution or intermediary tells us to sell your shares under arrangements made with you

        - under certain other circumstances allowed under the 1940 Act

--------------------------------------------------------------------------------

YOU SHOULD MAKE SURE YOU UNDERSTAND THE INVESTMENT OBJECTIVE AND POLICIES OF THE FUND YOU'RE EXCHANGING INTO. PLEASE READ ITS PROSPECTUS CAREFULLY.
--------------------------------------------------------------------------------



(ARROWS GRAPHIC)   EXCHANGING SHARES

      You can generally sell shares of a Fund to buy shares of another Fund distributed by the Distributor. This is called an exchange. You might want to do this if your investment goals or tolerance for risk change.

      Here's how exchanges work:

        - You can generally exchange Institutional Class Shares of a Fund for Institutional Class Shares of any other Fund distributed by the Distributor. Some exceptions apply.

        - The rules for buying shares of a Fund, including any minimum investment requirements, apply to exchanges into that Fund.

        - You may only make exchanges into a Fund that is legally sold in your state of residence.

        - You generally may only make an exchange into a Fund that is accepting investments.

        - A sales charge may apply when exchanging from a Money Market Fund to a Fund with a front-end sales charge.

        - We may limit the number of exchanges you can make within a specified period of time.

        - We may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

        - You cannot exchange any shares you own in certificate form until the Transfer Agent has received the certificate and deposited the shares to your account.

Shareholder administration fees
(PERCENT GRAPHIC)

--------------------------------------------------------------------------------

FINANCIAL INSTITUTIONS AND INTERMEDIARIES MAY CHARGE OTHER FEES FOR SERVICES PROVIDED TO YOUR ACCOUNT.
--------------------------------------------------------------------------------


The Adviser, its affiliates and/or other financial institutions and intermediaries may receive a maximum annual shareholder administration fee of 0.04% of the average daily net assets of Institutional Class Shares of the Funds under a shareholder administration plan.

Fees are calculated daily and paid monthly. Because these fees are paid out of the Funds' assets on an ongoing basis, over time they will increase the cost of your investment, and may cost you more than any sales charges you may pay.

The Funds pay these fees to eligible financial institutions and intermediaries for as long as the plan continues. We may reduce or discontinue payments at any time.

The Adviser and the Distributor may pay significant amounts from their own assets to servicing agents of the Funds for distribution-related activities or other services they provide. These amounts, which are in addition to any sales charges, distribution (12b-1) and shareholder servicing fees paid by the Funds, may be fixed dollar amounts or a percentage of sales or both, and may be up-front or ongoing payments or both. Agents may agree to provide a variety of marketing related services or access-advantages to the Funds, including, for example, presenting Funds on "preferred" or "select" lists, in return for the payments. Servicing agents, in turn, may pay some or all of these amounts to their employees who recommend or sell Fund shares or allocate or invest client assets among different investment options.

In addition, the Adviser and the Distributor may pay significant amounts from their own assets for services provided and costs incurred by third parties of a type that would typically be provided or incurred directly by the Columbia Funds' transfer agent. The Columbia Funds also may pay significant amounts to third party intermediaries, including servicing agents, for providing these types of services or incurring these types of costs.

These and other payments, and the difference between payments made with respect to the Funds and those made with respect to other mutual funds available through the agent, may give rise to conflicts of interest between the agent and its clients. You should be aware of these potential conflicts of interest and discuss these matters with your servicing agent.

Distributions and taxes
(TAXES GRAPHIC)

--------------------------------------------------------------------------------

THE POWER OF COMPOUNDING

REINVESTING YOUR DISTRIBUTIONS BUYS YOU MORE SHARES OF A FUND -- WHICH LETS YOU TAKE ADVANTAGE OF THE POTENTIAL FOR COMPOUND GROWTH.

PUTTING THE MONEY YOU EARN BACK INTO YOUR INVESTMENT MEANS IT, IN TURN, MAY EARN EVEN MORE MONEY. OVER TIME, THE POWER OF COMPOUNDING HAS THE POTENTIAL TO SIGNIFICANTLY INCREASE THE VALUE OF YOUR INVESTMENT. THERE IS NO ASSURANCE, HOWEVER, THAT YOU'LL EARN MORE MONEY IF YOU
REINVEST YOUR DISTRIBUTIONS.
--------------------------------------------------------------------------------


ABOUT DISTRIBUTIONS

A mutual fund can make money two ways:

  - It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.

  - A fund can also have capital gain if the value of its investments increases. If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.

A mutual fund is not subject to federal income tax as long as it distributes all of its net investment income and net realized capital gain to its shareholders. The Funds intend to pay out a sufficient amount of their income and capital gain to their shareholders so the Funds won't have to pay any federal income tax. When a Fund makes this kind of a payment, it's split among all shares and is called a distribution.

Although the Funds do not expect to realize any capital gain, any capital gain realized by a Fund will be distributed at least once a year. The Funds declare distributions of net investment income each business day, and pay them on the first business day of each month. Normally, each Fund will declare and pay distributions of net investment income as indicated above. The Funds may, however, declare and pay distributions of net investment income more frequently.

Any distribution you receive is paid based on the number of shares you hold on the record date, which is usually the day the distribution is declared (daily distribution Funds) or the day before the distribution is declared (all other Funds). Shares are eligible to receive net investment income distributions from the settlement date (daily distribution Funds), trade date (all other Funds) or realized capital gain from the trade date of the purchase up to and including the day before the shares are sold.

Different share classes of a Fund usually pay different net investment income distribution amounts, because each class has different expenses.

We'll automatically reinvest distributions in additional shares of the same Fund unless you tell us you want to receive your distributions in cash. You can do this by writing to us at the address on the back cover, or by calling us at
1.800.353.0828 if you're an institutional investor. Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

--------------------------------------------------------------------------------

THIS INFORMATION IS A SUMMARY OF HOW FEDERAL INCOME TAXES MAY AFFECT YOUR INVESTMENT IN THE FUNDS. IT DOES NOT APPLY TO FOREIGN OR TAX-EXEMPT INVESTORS OR THOSE HOLDING FUND SHARES THROUGH A TAX-ADVANTAGED ACCOUNT SUCH AS A 401(K) PLAN OR IRA. THIS INFORMATION IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING. YOU SHOULD CONSULT WITH YOUR OWN TAX ADVISER ABOUT YOUR SITUATION, INCLUDING ANY FOREIGN, STATE AND LOCAL TAXES THAT MAY APPLY.




 FOR MORE INFORMATION ABOUT TAXES, PLEASE SEE THE SAI.

--------------------------------------------------------------------------------


HOW TAXES AFFECT YOUR INVESTMENT

Distributions of a Fund's ordinary income and any net short-term capital gain, if any, generally are taxable to you as ordinary income. Although the Funds do not expect to realize any capital gain, any distributions of realized net long-term capital gain, if any, generally are taxable to you as long-term capital gain.

In general, corporate shareholders will not be able to deduct any distributions when determining their taxable income. Fund distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund. Following the end of each year, we'll send you a notice that tells you how much you've received in distributions during the year and their federal tax status. State and local taxes may also apply to distributions.

COLUMBIA MUNICIPAL RESERVES, COLUMBIA TAX-EXEMPT RESERVES, COLUMBIA CALIFORNIA TAX-EXEMPT RESERVES, COLUMBIA NEW YORK TAX-EXEMPT RESERVES

In general, you will not be subject to federal income tax on distributions from Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves and Columbia New York Tax-Exempt Reserves of their tax-exempt interest income. Distributions from Columbia California Tax-Exempt Reserves of its interest income from California municipal securities will not be subject to California state individual income tax. Distributions from Columbia New York Tax-Exempt Reserves of its interest income from New York municipal securities will not be subject to New York State and New York City individual income tax. Distributions from these Funds, however, may be subject to state, local and other taxes.

Although these Funds do not intend to earn any taxable income or capital gain, any distributions of such income or gain generally are subject to tax.

A portion of the distributions from Columbia Municipal Reserves, Columbia California Tax-Exempt Reserves and Columbia New York Tax-Exempt Reserves may also be subject to alternative minimum taxes.

U.S. GOVERNMENT OBLIGATIONS

If you invest in U.S. government obligations directly, interest on those obligations is free from state and local individual income taxes. Distributions you receive that come from interest a Fund earns from U.S. government obligations may not be exempt from these taxes. Please consult with your tax adviser.

WITHHOLDING TAX

We're required by federal law to withhold tax on any distributions and redemption proceeds paid to you (including amounts paid in securities and exchanges) if:

  - you haven't given us a correct Taxpayer Identification Number (TIN), usually your social security or employer identification number, and haven't certified that the TIN is correct and withholding doesn't apply

  - the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records
  - the IRS informs us that you are otherwise subject to backup withholding

The IRS may also impose penalties against you if you don't give us a correct
TIN.

Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.

TAXATION OF REDEMPTIONS AND EXCHANGES

As long as a Fund continually maintains a $1.00 net asset value per share, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your shares of the Fund.

Legal matters

On February 9, 2005, Banc of America Capital Management, LLC ("BACAP" (now, the Advisor)) and BACAP Distributors, LLC (which has subsequently merged into the Distributor) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the SEC (the "SEC Order"). A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website. Under the terms of the NYAG Settlement and SEC Order, BACAP and BACAP Distributors, LLC have agreed, among other things, to pay disgorgement and civil money penalties, to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices, to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures and to reduce management fees for five years. BACAP and BACAP Distributors, LLC are currently in the process of implementing the various terms of the NYAG Settlement and SEC Order.

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Columbia Funds Series Trust (formerly known as Nations Funds Trust), its Board of Trustees, Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors, LLC (collectively "BAC"). On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust (now known as Columbia Funds Series Trust), the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under the federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action. The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

Separately, a putative class action (Reinke v. Bank of America N.A., et al.) was filed against Nations Funds Trust and others on December 6, 2004 in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. Nations Funds Trust has filed a "motion to dismiss" that is pending. Discovery has recently been initiated. At the present time, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

Financial highlights
(DOLLAR SIGN GRAPHIC)

The financial highlights table is designed to help you understand how the Funds have performed for the past five years or, if shorter, the period of a Fund's operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned, assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP. The independent registered public accounting firm's report and Columbia Funds financial statements are incorporated by reference into the SAI. Please see the back cover of this prospectus to find out how you can get a copy of the SAI.

COLUMBIA CASH RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                              YEAR ENDED          YEAR ENDED          YEAR ENDED         YEAR ENDED
  INSTITUTIONAL CLASS SHARES                   03/31/05            03/31/04            03/31/03           03/31/02
  Net asset value, beginning of period          $1.00               $1.00               $1.00              $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                  0.0154              0.0096              0.0158             0.0316
  LESS DISTRIBUTIONS:
  Dividends from net investment income         (0.0154)            (0.0096)            (0.0158)           (0.0316)
  Net asset value, end of period                $1.00               $1.00               $1.00              $1.00
  TOTAL RETURN++                                1.55%               0.97%               1.59%              3.21%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)        $4,869,930          $5,350,799          $4,541,350         $3,257,737
  Ratio of operating expenses to average
    net assets(a)                               0.24%              0.24%(c)            0.24%(b)           0.24%(b)
  Ratio of net investment income/(loss)
    to average net assets                       1.52%               0.97%               1.58%              2.88%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements(a)                   0.31%               0.30%               0.30%              0.31%

                                              PERIOD ENDED
  INSTITUTIONAL CLASS SHARES                   03/31/01*
  Net asset value, beginning of period           $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                   0.0192
  LESS DISTRIBUTIONS:
  Dividends from net investment income          (0.0192)
  Net asset value, end of period                 $1.00
  TOTAL RETURN++                                 1.90%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)          $651,116
  Ratio of operating expenses to average
    net assets(a)                                0.24%+
  Ratio of net investment income/(loss)
    to average net assets                        6.18%+
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements(a)                    0.31%+

* Columbia Cash Reserves Institutional Class Shares commenced operations on November 30, 2000.
+ Annualized.
++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
(a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
(b) The effect of interest expense on the operating expense ratio was less than 0.01%.
(c) The reimbursement from the investment adviser is included in the ratio of operating expenses to average net assets (with waivers). The effect of this reimbursement on the operating expense ratio (with waivers) was less than 0.01%.

COLUMBIA MONEY MARKET RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                              YEAR ENDED          YEAR ENDED          YEAR ENDED          YEAR ENDED
  INSTITUTIONAL CLASS SHARES                   03/31/05            03/31/04            03/31/03            03/31/02
  Net asset value, beginning of period          $1.00               $1.00               $1.00               $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                  0.0153              0.0094              0.0151              0.0307
  LESS DISTRIBUTIONS:
  Dividends from net investment income         (0.0153)            (0.0094)            (0.0151)            (0.0307)
  Net asset value, end of period                $1.00               $1.00               $1.00               $1.00
  TOTAL RETURN++                                1.54%               0.94%               1.52%               3.12%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)        $1,915,745           $937,474            $721,023            $535,650
  Ratio of operating expenses to average
    net assets(a)                               0.24%               0.24%              0.24%(b)             0.24%
  Ratio of net investment income/(loss)
    to average net assets                       1.59%               0.94%               1.50%               2.81%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements(a)                   0.31%               0.30%               0.30%               0.32%

                                              PERIOD ENDED
  INSTITUTIONAL CLASS SHARES                   03/31/01*
  Net asset value, beginning of period           $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                   0.0221
  LESS DISTRIBUTIONS:
  Dividends from net investment income          (0.0221)
  Net asset value, end of period                 $1.00
  TOTAL RETURN++                                 2.23%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)          $574,968
  Ratio of operating expenses to average
    net assets(a)                              0.24%+(b)
  Ratio of net investment income/(loss)
    to average net assets                        6.15%+
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements(a)                    0.31%+

* Columbia Money Market Reserves Institutional Class Shares commenced operations on November 17, 2000.
+ Annualized.
++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
(a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
(b) The effect of interest expense on the operating expense ratio was less than 0.01%.

COLUMBIA TREASURY RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                              YEAR ENDED          YEAR ENDED          YEAR ENDED         YEAR ENDED
  INSTITUTIONAL CLASS SHARES                   03/31/05            03/31/04            03/31/03           03/31/02
  Net asset value, beginning of period          $1.00               $1.00               $1.00              $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                  0.0140              0.0089              0.0146             0.0298
  LESS DISTRIBUTIONS:
  Dividends from net investment income         (0.0140)            (0.0089)            (0.0146)           (0.0298)
  Net asset value, end of period                $1.00               $1.00               $1.00              $1.00
  TOTAL RETURN++                                1.41%               0.90%               1.47%              3.02%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)         $439,022            $498,188            $538,719           $383,265
  Ratio of operating expenses to average
    net assets(a)                               0.24%               0.24%               0.24%              0.24%
  Ratio of net investment income/(loss)
    to average net assets                       1.42%               0.90%               1.48%              2.77%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements(a)                   0.31%               0.30%               0.30%              0.31%

                                              PERIOD ENDED
  INSTITUTIONAL CLASS SHARES                   03/31/01*
  Net asset value, beginning of period           $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                   0.0206
  LESS DISTRIBUTIONS:
  Dividends from net investment income          (0.0206)
  Net asset value, end of period                 $1.00
  TOTAL RETURN++                                 2.08%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)          $29,572
  Ratio of operating expenses to average
    net assets(a)                              0.24%+(b)
  Ratio of net investment income/(loss)
    to average net assets                        5.95%+
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements(a)                    0.31%+

* Columbia Treasury Reserves Institutional Class Shares commenced operations on November 21, 2000.
+ Annualized.
++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
(a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
(b) The effect of interest expense on the operating expense ratio was less than 0.01%.

COLUMBIA GOVERNMENT RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                              YEAR ENDED          YEAR ENDED          YEAR ENDED         YEAR ENDED
  INSTITUTIONAL CLASS SHARES                   03/31/05            03/31/04            03/31/03           03/31/02
  Net asset value, beginning of period          $1.00               $1.00               $1.00              $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                  0.0148              0.0091              0.0147             0.0299
  LESS DISTRIBUTIONS:
  Dividends from net investment income         (0.0148)            (0.0091)            (0.0147)           (0.0299)
  Net asset value, end of period                $1.00               $1.00               $1.00              $1.00
  TOTAL RETURN++                                1.49%               0.92%               1.48%              3.03%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)         $186,374            $438,059            $81,814            $86,551
  Ratio of operating expenses to average
    net assets(a)                               0.24%               0.24%               0.24%              0.24%
  Ratio of net investment income/(loss)
    to average net assets                       1.45%               0.92%               1.44%              2.66%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements(a)                   0.31%               0.30%               0.31%              0.32%

                                              PERIOD ENDED
  INSTITUTIONAL CLASS SHARES                   03/31/01*
  Net asset value, beginning of period           $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                   0.0210
  LESS DISTRIBUTIONS:
  Dividends from net investment income          (0.0210)
  Net asset value, end of period                 $1.00
  TOTAL RETURN++                                 2.12%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)          $260,087
  Ratio of operating expenses to average
    net assets(a)                                0.24%+
  Ratio of net investment income/(loss)
    to average net assets                        6.02%+
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements(a)                    0.33%+

* Columbia Government Reserves Institutional Class Shares commenced operations on November 21, 2000.
+ Annualized.
++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
(a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

COLUMBIA MUNICIPAL RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                              YEAR ENDED          YEAR ENDED          YEAR ENDED          YEAR ENDED
  INSTITUTIONAL CLASS SHARES                   03/31/05            03/31/04            03/31/03            03/31/02
  Net asset value, beginning of period          $1.00               $1.00               $1.00               $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                  0.0124              0.0085              0.0123              0.0163
  LESS DISTRIBUTIONS:
  Dividends from net investment income         (0.0124)            (0.0085)            (0.0123)            (0.0163)
  Net asset value, end of period                $1.00               $1.00               $1.00               $1.00
  TOTAL RETURN++                                1.24%               0.86%               1.24%               1.64%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)         $871,984            $479,770            $204,206            $85,432
  Ratio of operating expenses to average
    net assets                                  0.24%               0.24%               0.24%               0.24%
  Ratio of net investment income/(loss)
    to average net assets                       1.33%               0.84%               1.19%               1.99%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                      0.32%               0.31%               0.32%               0.34%

                                              PERIOD ENDED
  INSTITUTIONAL CLASS SHARES                   03/31/01*
  Net asset value, beginning of period           $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                   0.0110
  LESS DISTRIBUTIONS:
  Dividends from net investment income          (0.0110)
  Net asset value, end of period                 $1.00
  TOTAL RETURN++                                 1.10%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)          $16,116
  Ratio of operating expenses to average
    net assets                                   0.24%+
  Ratio of net investment income/(loss)
    to average net assets                        3.89%+
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                       0.33%+

* Columbia Municipal Reserves Institutional Class Shares commenced operations on November 21, 2000.
+ Annualized.
++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

COLUMBIA TAX-EXEMPT RESERVES
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                    YEAR ENDED                      YEAR ENDED
  INSTITUTIONAL CLASS SHARES                         03/31/05                        03/31/04
  Net asset value, beginning of period                $1.00                           $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                        0.0121                          0.0082
  LESS DISTRIBUTIONS:
  Dividends from net investment income               (0.0121)                        (0.0082)
  Net asset value, end of period                      $1.00                           $1.00
  TOTAL RETURN++                                      1.22%                           0.82%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)               $89,811                         $68,512
  Ratio of operating expenses to average
    net assets                                        0.24%                           0.24%
  Ratio of net investment income/(loss)
    to average net assets                             1.23%                           0.80%
  Ratio of expenses to average net assets
    without waivers and/or expense
    reimbursements                                    0.32%                           0.31%

                                                    PERIOD ENDED
  INSTITUTIONAL CLASS SHARES                         03/31/03*
  Net asset value, beginning of period                 $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                         0.0090
  LESS DISTRIBUTIONS:
  Dividends from net investment income                (0.0090)
  Net asset value, end of period                       $1.00
  TOTAL RETURN++                                       0.91%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)                $23,348
  Ratio of operating expenses to average
    net assets                                         0.24%+
  Ratio of net investment income/(loss)
    to average net assets                              1.09%+
  Ratio of expenses to average net assets
    without waivers and/or expense
    reimbursements                                     0.32%+

* Columbia Tax-Exempt Reserves Institutional Class Shares commenced operations on June 18, 2002.
+ Annualized.
++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

COLUMBIA CALIFORNIA TAX-EXEMPT
RESERVES
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                              YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
  INSTITUTIONAL CLASS SHARES                   03/31/05             03/31/04             03/31/03             03/31/02
  Net asset value, beginning of period           $1.00                $1.00                $1.00                $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                  0.0119               0.0079               0.0106               0.0061
  LESS DISTRIBUTIONS:
  Dividends from net investment income         (0.0119)             (0.0079)             (0.0106)             (0.0061)
  Net asset value, end of period                 $1.00                $1.00                $1.00                $1.00
  TOTAL RETURN++                                 1.20%                0.80%                1.08%                0.63%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)          $83,596             $126,531              $1,537                $ --#
  Ratio of operating expenses to average
    net assets                                   0.24%                0.24%                0.24%                0.24%
  Ratio of net investment income/(loss)
    to average net assets                        1.16%                0.79%                1.11%                1.34%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                       0.32%                0.31%                0.31%                0.32%

                                              PERIOD ENDED
  INSTITUTIONAL CLASS SHARES                    03/31/01*
  Net asset value, beginning of period            $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                   0.0003
  LESS DISTRIBUTIONS:
  Dividends from net investment income          (0.0003)
  Net asset value, end of period                  $1.00
  TOTAL RETURN++                                  0.03%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)           $1,000
  Ratio of operating expenses to average
    net assets                                   0.24%+
  Ratio of net investment income/(loss)
    to average net assets                        3.29%+
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                       0.32%+

* Columbia California Tax-Exempt Reserves Institutional Class Shares commenced operations on March 28, 2001.
+ Annualized.
++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
# Amount represents less than $500.

COLUMBIA NEW YORK TAX-EXEMPT
RESERVES
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                 YEAR ENDED                YEAR ENDED               PERIOD ENDED
  INSTITUTIONAL CLASS SHARES                      03/31/05                03/31/04***                12/22/02**
  Net asset value, beginning of period             $1.00                     $1.00                     $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                     0.0121                    0.0050                    0.0091
  LESS DISTRIBUTIONS:
  Dividends from net investment income            (0.0121)                  (0.0050)                  (0.0091)
  Net asset value, end of period                   $1.00                     $1.00                     $1.00
  TOTAL RETURN++                                   1.22%                     0.50%                     0.91%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)            $74,101                   $48,222                     $--#
  Ratio of operating expenses to average
    net assets                                     0.24%                     0.24%                     0.17%+
  Ratio of net investment income/(loss)
    to average net assets                          1.30%                     0.89%                     1.23%+
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                         0.57%                     0.53%                     0.82%+

                                                 PERIOD ENDED
  INSTITUTIONAL CLASS SHARES                      03/31/02*
  Net asset value, beginning of period              $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                      0.0013
  LESS DISTRIBUTIONS:
  Dividends from net investment income             (0.0013)
  Net asset value, end of period                    $1.00
  TOTAL RETURN++                                    1.16%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)                $1
  Ratio of operating expenses to average
    net assets                                      0.24%+
  Ratio of net investment income/(loss)
    to average net assets                           0.99%+
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                          4.55%+

* Columbia New York Tax-Exempt Reserves Institutional Class Shares commenced on February 15, 2002.
** Columbia New York Tax-Exempt Reserves Institutional Class Shares were fully redeemed on December 22, 2002.
*** Columbia New York Tax-Exempt Reserves Institutional Class Shares recommenced operations on August 25, 2003.
+ Annualized.
++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
# Amount represents less than $500.

Additional hypothetical fees and expense information

The supplemental hypothetical investment information on the following pages provides additional information about the effect of the fees and expenses of each Fund, including investment advisory fees and other Fund costs, on the Funds' returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in the class of the Funds assuming a 5% return each year, the hypothetical year-end balance before fees and expenses and the cumulative return after fees and expenses. The charts also assume that the annual expense ratios stay the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratio used for each Fund, which is the same as that stated in the Annual Fund Operating Expenses tables, is reflected in the charts and is net of any contractual fee waiver or expense reimbursement. Your actual costs may be higher or lower.

COLUMBIA CASH RESERVES -- INSTITUTIONAL CLASS SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              0.24%                            $10,000.00                              5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-   CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE     AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES        FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00              4.76%            $10,476.00      $ 24.57
       2           10.25%            $11,025.00              9.75%            $10,974.66      $ 25.74
       3           15.76%            $11,576.25             14.97%            $11,497.05      $ 26.97
       4           21.55%            $12,155.06             20.44%            $12,044.31      $ 28.25
       5           27.63%            $12,762.82             26.18%            $12,617.62      $ 29.59
       6           34.01%            $13,400.96             32.18%            $13,218.22      $ 31.00
       7           40.71%            $14,071.00             38.47%            $13,847.41      $ 32.48
       8           47.75%            $14,774.55             45.07%            $14,506.54      $ 34.02
       9           55.13%            $15,513.28             51.97%            $15,197.05      $ 35.64
      10           62.89%            $16,288.95             59.20%            $15,920.43      $ 37.34
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                         $ 5,920.43
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                           $305.61

COLUMBIA MONEY MARKET RESERVES -- INSTITUTIONAL CLASS SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT     ASSUMED RATE OF RETURN
              0.24%                            $10,000.00                             5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-  CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE    AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES       FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00             4.76%            $10,476.00      $ 24.57
       2           10.25%            $11,025.00             9.75%            $10,974.66      $ 25.74
       3           15.76%            $11,576.25            14.97%            $11,497.05      $ 26.97
       4           21.55%            $12,155.06            20.44%            $12,044.31      $ 28.25
       5           27.63%            $12,762.82            26.18%            $12,617.62      $ 29.59
       6           34.01%            $13,400.96            32.18%            $13,218.22      $ 31.00
       7           40.71%            $14,071.00            38.47%            $13,847.41      $ 32.48
       8           47.75%            $14,774.55            45.07%            $14,506.54      $ 34.02
       9           55.13%            $15,513.28            51.97%            $15,197.05      $ 35.64
      10           62.89%            $16,288.95            59.20%            $15,920.43      $ 37.34
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                          $305.61

COLUMBIA TREASURY RESERVES -- INSTITUTIONAL CLASS SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT     ASSUMED RATE OF RETURN
              0.24%                            $10,000.00                             5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-   CUMULATIVE RETURN  HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE    AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES        FEES AND EXPENSES       EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00             4.76%            $10,476.00      $ 24.57
       2           10.25%            $11,025.00             9.75%            $10,974.66      $ 25.74
       3           15.76%            $11,576.25            14.97%            $11,497.05      $ 26.97
       4           21.55%            $12,155.06            20.44%            $12,044.31      $ 28.25
       5           27.63%            $12,762.82            26.18%            $12,617.62      $ 29.59
       6           34.01%            $13,400.96            32.18%            $13,218.22      $ 31.00
       7           40.71%            $14,071.00            38.47%            $13,847.41      $ 32.48
       8           47.75%            $14,774.55            45.07%            $14,506.54      $ 34.02
       9           55.13%            $15,513.28            51.97%            $15,197.05      $ 35.64
      10           62.89%            $16,288.95            59.20%            $15,920.43      $ 37.34
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                        $ 5,920.43
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                          $305.61

COLUMBIA GOVERNMENT RESERVES -- INSTITUTIONAL CLASS SHARES

       ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT     ASSUMED RATE OF RETURN
              0.24%                             $10,000.00                             5%
                  CUMULATIVE      HYPOTHETICAL YEAR-   CUMULATIVE RETURN  HYPOTHETICAL YEAR-   ANNUAL
              RETURN BEFORE FEES  END BALANCE BEFORE    AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR        AND EXPENSES      FEES AND EXPENSES       EXPENSES       FEES AND EXPENSES   EXPENSES
       1             5.00%            $10,500.00             4.76%            $10,476.00      $ 24.57
       2            10.25%            $11,025.00             9.75%            $10,974.66      $ 25.74
       3            15.76%            $11,576.25            14.97%            $11,497.05      $ 26.97
       4            21.55%            $12,155.06            20.44%            $12,044.31      $ 28.25
       5            27.63%            $12,762.82            26.18%            $12,617.62      $ 29.59
       6            34.01%            $13,400.96            32.18%            $13,218.22      $ 31.00
       7            40.71%            $14,071.00            38.47%            $13,847.41      $ 32.48
       8            47.75%            $14,774.55            45.07%            $14,506.54      $ 34.02
       9            55.13%            $15,513.28            51.97%            $15,197.05      $ 35.64
      10            62.89%            $16,288.95            59.20%            $15,920.43      $ 37.34
     TOTAL GAIN BEFORE FEES &
              EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
              EXPENSES                                                        $ 5,920.43
   TOTAL ANNUAL FEES & EXPENSES
                PAID                                                                          $305.61

COLUMBIA MUNICIPAL RESERVES -- INSTITUTIONAL CLASS SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              0.24%                            $10,000.00                              5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-   CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE     AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES        FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00              4.76%            $10,476.00      $ 24.57
       2           10.25%            $11,025.00              9.75%            $10,974.66      $ 25.74
       3           15.76%            $11,576.25             14.97%            $11,497.05      $ 26.97
       4           21.55%            $12,155.06             20.44%            $12,044.31      $ 28.25
       5           27.63%            $12,762.82             26.18%            $12,617.62      $ 29.59
       6           34.01%            $13,400.96             32.18%            $13,218.22      $ 31.00
       7           40.71%            $14,071.00             38.47%            $13,847.41      $ 32.48
       8           47.75%            $14,774.55             45.07%            $14,506.54      $ 34.02
       9           55.13%            $15,513.28             51.97%            $15,197.05      $ 35.64
      10           62.89%            $16,288.95             59.20%            $15,920.43      $ 37.34
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                         $ 5,920.43
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                           $305.61

COLUMBIA TAX-EXEMPT RESERVES -- INSTITUTIONAL CLASS SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT     ASSUMED RATE OF RETURN
              0.24%                            $10,000.00                             5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-  CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE    AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES       FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00             4.76%            $10,476.00      $ 24.57
       2           10.25%            $11,025.00             9.75%            $10,974.66      $ 25.74
       3           15.76%            $11,576.25            14.97%            $11,497.05      $ 26.97
       4           21.55%            $12,155.06            20.44%            $12,044.31      $ 28.25
       5           27.63%            $12,762.82            26.18%            $12,617.62      $ 29.59
       6           34.01%            $13,400.96            32.18%            $13,218.22      $ 31.00
       7           40.71%            $14,071.00            38.47%            $13,847.41      $ 32.48
       8           47.75%            $14,774.55            45.07%            $14,506.54      $ 34.02
       9           55.13%            $15,513.28            51.97%            $15,197.05      $ 35.64
      10           62.89%            $16,288.95            59.20%            $15,920.43      $ 37.34
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                        $ 5,920.43
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                          $305.61

COLUMBIA CALIFORNIA TAX-EXEMPT RESERVES -- INSTITUTIONAL CLASS SHARES

      ANNUAL EXPENSE RATIO        INITIAL HYPOTHETICAL INVESTMENT AMOUNT       ASSUMED RATE OF RETURN
              0.24%                             $10,000.00                               5%
              CUMULATIVE RETURN   HYPOTHETICAL YEAR-    CUMULATIVE RETURN   HYPOTHETICAL YEAR-     ANNUAL
               BEFORE FEES AND    END BALANCE BEFORE     AFTER FEES AND      END BALANCE AFTER    FEES AND
     YEAR         EXPENSES         FEES AND EXPENSES        EXPENSES         FEES AND EXPENSES    EXPENSES
       1            5.00%             $10,500.00              4.76%             $10,476.00        $ 24.57
       2           10.25%             $11,025.00              9.75%             $10,974.66        $ 25.74
       3           15.76%             $11,576.25             14.97%             $11,497.05        $ 26.97
       4           21.55%             $12,155.06             20.44%             $12,044.31        $ 28.25
       5           27.63%             $12,762.82             26.18%             $12,617.62        $ 29.59
       6           34.01%             $13,400.96             32.18%             $13,218.22        $ 31.00
       7           40.71%             $14,071.00             38.47%             $13,847.41        $ 32.48
       8           47.75%             $14,774.55             45.07%             $14,506.54        $ 34.02
       9           55.13%             $15,513.28             51.97%             $15,197.05        $ 35.64
      10           62.89%             $16,288.95             59.20%             $15,920.43        $ 37.34
    TOTAL GAIN BEFORE FEES &
             EXPENSES                 $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                           $ 5,920.43
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                               $305.61

COLUMBIA NEW YORK TAX-EXEMPT RESERVES -- INSTITUTIONAL CLASS SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              0.24%                            $10,000.00                              5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-   CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE     AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES        FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00              4.76%            $10,476.00      $ 24.57
       2           10.25%            $11,025.00              9.75%            $10,974.66      $ 25.74
       3           15.76%            $11,576.25             14.97%            $11,497.05      $ 26.97
       4           21.55%            $12,155.06             20.44%            $12,044.31      $ 28.25
       5           27.63%            $12,762.82             26.18%            $12,617.62      $ 29.59
       6           34.01%            $13,400.96             32.18%            $13,218.22      $ 31.00
       7           40.71%            $14,071.00             38.47%            $13,847.41      $ 32.48
       8           47.75%            $14,774.55             45.07%            $14,506.54      $ 34.02
       9           55.13%            $15,513.28             51.97%            $15,197.05      $ 35.64
      10           62.89%            $16,288.95             59.20%            $15,920.43      $ 37.34
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                         $ 5,920.43
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                           $305.61

--------------------------------------------------------------------------------

THIS GLOSSARY INCLUDES EXPLANATIONS OF THE IMPORTANT TERMS THAT MAY BE USED IN THIS PROSPECTUS. SOME OF THE TERMS EXPLAINED MAY APPLY TO COLUMBIA FUNDS NOT INCLUDED IN THIS PROSPECTUS.

--------------------------------------------------------------------------------


Terms used in this prospectus
(BOOK GRAPHIC)

80% POLICY -- Rule 35d-1 under the 1940 Act (the "Names Rule"), requires certain Funds to adopt an investment policy requiring that, under normal circumstances, at least 80% of its assets will be invested in the type of investment suggested by its name. In most cases, the Names Rule gives affected Funds the option to either (i) declare the 80% Policy a fundamental policy, which means it can only be changed by shareholder approval, or (ii) commit to provide notice to shareholders before changing the 80% Policy. In some cases, the Names Rule requires affected Funds to declare their 80% Policy a fundamental policy. The SAI identifies each Fund that has adopted an 80% Policy as a fundamental policy as well as each Fund that has committed to provide notice to shareholders before changing its 80% Policy.

AMORTIZED COST METHOD -- under Rule 2a-7 of the 1940 Act, the method of calculating an investment company's net asset value whereby portfolio securities are valued at the Fund's acquisition cost as adjusted for amortization of premium or accretion of discount rather than at their value based on current market factors.

AVERAGE DOLLAR-WEIGHTED MATURITY -- the average length of time until the debt securities held by a Fund reach maturity. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.

BANK OBLIGATION -- a money market instrument issued by a bank, including certificates of deposit, time deposits and bankers' acceptances.

CAPITAL GAIN OR LOSS -- the difference between the purchase price of a security and its selling price. You realize a capital gain when you sell a security for more than you paid for it. You realize a capital loss when you sell a security for less than you paid for it.

COMMERCIAL PAPER -- a short-term debt security issued by banks, corporations, municipalities and other borrowers.

COMMON STOCK -- a security that represents part equity ownership in a company. Common stock typically allows you to vote at shareholder meetings and to share in the company's profits by receiving dividends.

DEBT SECURITY -- when you invest in a debt security, you are typically lending your money to a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as U.S. Treasury obligations and commercial paper. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

EQUITY SECURITY -- an investment that gives you an equity ownership right in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.
FIRST-TIER SECURITY -- under Rule 2a-7 of the 1940 Act, a debt security that is an eligible investment for money market funds and has received a rating in the highest short-term rating category from a nationally recognized statistical rating organization (NRSRO) or if unrated, is determined by the fund's portfolio management team to be of comparable quality, or is a money market fund issued by a registered investment company, or is a government security.

FIXED INCOME SECURITY -- an intermediate to long-term debt security that matures in more than one year.

HIGH QUALITY -- includes municipal securities that are rated in the top two highest short-term debt categories according to an NRSRO such as Standard & Poor's Corporation or Moody's Investors Service, Inc. The portfolio management team may consider an unrated municipal security if it is determined to be of comparable quality, based upon guidelines approved by the Fund's Board. Please see the SAI for more information about credit ratings.

INSTRUMENTALITY -- an instrumentality of the U.S. government is a government agency organized under federal charter with government supervision.

LIQUIDITY -- a measurement of how easily a security can be bought or sold at a price that is close to its market value.

MONEY MARKET INSTRUMENT -- a short-term debt security that is considered to mature in 13 months or less. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and certain municipal securities. For Columbia Treasury Reserves and Columbia Government Reserves, money market instruments do not include either commercial paper or municipal securities.

MUNICIPAL SECURITY (OBLIGATION) -- a debt security issued by state or local governments or governmental authorities to pay for public projects and services. "General obligations" are typically backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income from these securities is exempt from federal income taxes and is generally exempt from state taxes if you live in the state that issued the security. If you live in the municipality that issued the security, interest income may also be exempt from local taxes.

NON-DIVERSIFIED -- a fund that holds securities of fewer issuers or kinds of issuers than other kinds of funds. Non-diversified funds tend to have greater price swings than more diversified funds because events affecting one or more of its securities may have a disproportionately large effect on the fund.

PARTICIPATION -- a pass-through certificate representing a share in a pool of debt obligations or other instruments.

PASS-THROUGH CERTIFICATE -- securitized mortgages or other debt securities with interest and principal paid by a servicing intermediary shortly after interest payments are received from borrowers.

PRIVATE ACTIVITY BOND -- a municipal security that is used to finance private projects or other projects that aren't qualified for tax purposes. Interest on private activity bonds is generally taxable, unless it is specifically exempted, or may be treated as a tax preference item for federal alternative minimum tax purposes.

REPURCHASE AGREEMENT -- a short-term (often overnight) investment arrangement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return.

REVERSE REPURCHASE AGREEMENT -- a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price.

SECOND-TIER SECURITY -- under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds, but is not a first-tier security.

SETTLEMENT DATE -- the date on which an order is settled either by payment or delivery of securities.

SPECIAL PURPOSE ISSUER -- an entity organized solely to issue asset-backed securities on a pool of assets it owns.

TRADE DATE -- the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

U.S. GOVERNMENT OBLIGATIONS -- a wide range of debt securities that include U.S. Treasury obligations, securities issued or guaranteed by various agencies of the U.S. government, or by various instrumentalities which have been established or sponsored by the U.S. government. Securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. government.

U.S. TREASURY OBLIGATION -- a debt security issued or guaranteed by the U.S. Treasury. U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. government.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

COLUMBIA MANAGEMENT(R)


Where to find more information

You'll find more information about Columbia Money Market Funds in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS

The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the independent registered public accounting firm's reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the period covered.

STATEMENT OF ADDITIONAL INFORMATION

The SAI contains additional information about the Funds and their policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.

You can obtain a free copy of these documents, request other information about the Funds and make shareholder inquiries by contacting Columbia Funds:

By telephone:
1.800.353.0828

By mail:
COLUMBIA FUNDS
C/O COLUMBIA FUNDS SERVICES
P.O. BOX 8081
BOSTON, MA 02266-8081

On the Internet:
WWW.COLUMBIAFUNDS.COM

Information about the Funds can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


SEC file number: 811-09645
Columbia Funds Series Trust

PRO-36/90452-0905

COLUMBIA MANAGEMENT.






Money Market Funds
Prospectus-- Market Class Shares
December 30, 2005





Columbia Cash Reserves
(formerly, Nations Cash Reserves)

Columbia Money Market Reserves
(formerly, Nations Money Market Reserves)

Columbia Treasury Reserves
(formerly, Nations Treasury Reserves)

Columbia Government Reserves
(formerly, Nations Government Reserves)

Columbia Municipal Reserves
(formerly, Nations Municipal Reserves)

Columbia Tax-Exempt Reserves
(formerly, Nations Tax-Exempt Reserves)

Columbia California Tax-Exempt Reserves
(formerly, Nations California Tax-Exempt Reserves)

Columbia New York Tax-Exempt Reserves
(formerly, Nations New York Tax-Exempt Reserves)













THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE.

ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



NOT FDIC-INSURED         May Lose Value
                        No Bank Guarantee

AN OVERVIEW OF THE FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TERMS USED IN THIS PROSPECTUS

IN THIS PROSPECTUS, WE, US AND OUR REFER TO THE COLUMBIA FUNDS FAMILY (COLUMBIA FUNDS OR COLUMBIA FUNDS FAMILY). SOME OTHER IMPORTANT TERMS WE'VE USED MAY BE NEW TO YOU. THESE ARE PRINTED IN ITALICS WHERE THEY FIRST APPEAR IN A SECTION AND ARE DESCRIBED IN TERMS USED IN THIS PROSPECTUS.




 YOU'LL FIND TERMS USED IN THIS PROSPECTUS ON PAGE 58.

YOUR INVESTMENT IN THESE FUNDS IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, N.A. (BANK OF AMERICA), THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. YOUR INVESTMENT MAY LOSE MONEY.

AFFILIATES OF BANK OF AMERICA ARE PAID FOR THE SERVICES THEY PROVIDE TO THE
FUNDS.

--------------------------------------------------------------------------------

This booklet, which is called a prospectus, tells you about some Columbia Money Market Funds. Please read it carefully, because it contains information that's designed to help you make informed investment decisions.

This prospectus offers Market Class Shares of the Funds. This class of shares is designed primarily for financial institutions and intermediaries for their own accounts, and for certain of their client accounts. Please turn to BUYING, SELLING AND EXCHANGING SHARES for more information about who is eligible to buy this class of shares.

ABOUT THE FUNDS

The Money Market Funds seek to provide income while protecting the principal of your original investment by investing in money market instruments.

Money market instruments include short-term debt securities that are U.S. government issued or guaranteed or have relatively low risk. Your original investment and your return aren't guaranteed, however, and returns will vary as short-term interest rates change. Over time, the return on money market funds may be lower than the return on other kinds of mutual funds or investments.

ARE THESE FUNDS RIGHT FOR YOU?

Not every Fund is right for every investor. When you're choosing a Fund to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.

The Money Market Funds may be suitable for you if:

  - you're looking for a relatively low risk investment with stability of principal

  - you have short-term income needs

They may not be suitable for you if:

  - you're looking for higher returns and are prepared to assume a higher level of investment risk

  - you're more comfortable with bank deposits that are FDIC-insured

You'll find a discussion of each Fund's investment objective, principal investment strategies and principal risks in the Fund descriptions that start on page 4.

FOR MORE INFORMATION

If you have any questions about the Funds, please call us at 1.800.353.0828 if you're an institutional investor, or 1.800.345.6611 if you're an individual investor. You can also contact your investment professional.

You'll find more information about the Funds in the Statement of Additional Information (SAI). The SAI includes more detailed information about each Fund's investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.

WHAT'S INSIDE
--------------------------------------------------------------------------------

About the Funds

(FILE FOLDER GRAPHIC)

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT ADVISORS, LLC

COLUMBIA MANAGEMENT ADVISORS, LLC (THE ADVISER) IS THE INVESTMENT ADVISER TO EACH OF THE FUNDS. THE ADVISER IS RESPONSIBLE FOR THE OVERALL MANAGEMENT AND SUPERVISION OF THE INVESTMENT MANAGEMENT OF EACH FUND.




 YOU'LL FIND MORE ABOUT THE ADVISER STARTING ON PAGE 36.

--------------------------------------------------------------------------------


COLUMBIA CASH RESERVES                                           4
------------------------------------------------------------------
COLUMBIA MONEY MARKET RESERVES                                   7
------------------------------------------------------------------
COLUMBIA TREASURY RESERVES                                      10
------------------------------------------------------------------
COLUMBIA GOVERNMENT RESERVES                                    14
------------------------------------------------------------------
COLUMBIA MUNICIPAL RESERVES                                     18
------------------------------------------------------------------
COLUMBIA TAX-EXEMPT RESERVES                                    22
------------------------------------------------------------------
COLUMBIA CALIFORNIA TAX-EXEMPT RESERVES                         26
------------------------------------------------------------------
COLUMBIA NEW YORK TAX-EXEMPT RESERVES                           30
------------------------------------------------------------------
OTHER IMPORTANT INFORMATION                                     34
------------------------------------------------------------------
HOW THE FUNDS ARE MANAGED                                       36

About your investment
(DOLLAR SIGN GRAPHIC)

INFORMATION FOR INVESTORS
  Buying, selling and exchanging shares                         38
     How orders are processed                                   39
  How selling and servicing agents are paid                     44
  Distributions and taxes                                       46
  Legal matters                                                 49
------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                            50
------------------------------------------------------------------
ADDITIONAL HYPOTHETICAL FEES AND EXPENSE INFORMATION            54
------------------------------------------------------------------
TERMS USED IN THIS PROSPECTUS                                   59
------------------------------------------------------------------
WHERE TO FIND MORE INFORMATION                          BACK COVER

COLUMBIA CASH RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 36.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

THE FUND IS LISTED ON THE NATIONAL ASSOCIATION OF INSURANCE COMMISSIONERS' APPROVED LIST OF MONEY MARKET MUTUAL FUNDS.

FIRST-TIER SECURITIES

A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN A RATING IN THE HIGHEST CREDIT RATING CATEGORY BY A NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATION (NRSRO) OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. These securities include primarily:

  - commercial paper

  - bank obligations

  - short-term debt securities, including instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or instruments backed by, the securities and other assets owned by these issuers

  - short-term taxable municipal securities

  - repurchase agreements secured by first-tier securities, U.S. government obligations or U.S. Treasury obligations

The Fund may also invest in other money market funds, consistent with its investment objective and strategies. When the portfolio management team believes market conditions warrant, the Fund may invest more than 25% of its assets in U.S. dollar denominated bank obligations, including obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------




 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia Cash Reserves has the following risks:

      - INVESTMENT STRATEGY RISK -- Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.353.0828 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.345.6611 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Market Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               1997     1998     1999     2000     2001     2002     2003     2004
               ----     ----     ----     ----     ----     ----     ----     ----
               5.25%    5.19%    4.75%    5.99%    3.75%    1.36%    0.63%    0.79%



              *Year-to-date return as of June 30, 2005: 1.05%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 4TH QUARTER 2000:                1.54%
         WORST: 2ND QUARTER 2004:               0.12%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                                              LIFE OF
                                                           1 YEAR   5 YEARS    FUND*
         MARKET CLASS SHARES                               0.79%     2.49%     3.57%

      *THE INCEPTION DATE OF MARKET CLASS SHARES IS MAY 3, 1996.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Market Class Shares can be found in the section ADDITIONAL
                   HYPOTHETICAL FEES AND EXPENSE INFORMATION following the FINANCIAL HIGHLIGHTS.

         SHAREHOLDER FEES                                            Market Class
         (Fees paid directly from your investment)                      Shares
         Maximum sales charge (load) imposed on purchases                N/A



         Maximum deferred sales charge (load)                            N/A



         ANNUAL FUND OPERATING EXPENSES(1)
         (Expenses that are deducted from the Fund's assets)



         Management fees(2)                                             0.25%



         Distribution (12b-1) and shareholder servicing fees            0.45%



                                                                        0.02%
         Other expenses                                                  --------



         Total annual Fund operating expenses                           0.72%



                                                                       (0.07)%
         Fee waivers and/or reimbursements                               --------



                                                                        0.65%
         Total net expenses(3)                                           ========

      (1)The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (2)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Market Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         MARKET CLASS SHARES                     $66      $223      $394       $888

COLUMBIA MONEY MARKET RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 36.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

THE FUND IS LISTED ON THE NATIONAL ASSOCIATION OF INSURANCE COMMISSIONERS' APPROVED LIST OF MONEY MARKET MUTUAL FUNDS.

FIRST-TIER SECURITIES

A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN A RATING IN THE HIGHEST CREDIT RATING CATEGORY BY AN NRSRO OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. These securities include primarily:

  - commercial paper

  - bank obligations

  - short-term debt securities, including instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or instruments backed by, the securities and other assets owned by these issuers

  - short-term taxable municipal securities

  - repurchase agreements secured by first-tier securities, U.S. government obligations or U.S. Treasury obligations

The Fund may also invest in other money market funds, consistent with its investment objective and strategies. When the portfolio management team believes market conditions warrant, the Fund may invest more than 25% of its assets in U.S. dollar denominated bank obligations, including obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------






 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia Money Market Reserves has the following risks:

      - INVESTMENT STRATEGY RISK -- Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

SINCE MARKET CLASS SHARES OF THE FUND DID NOT HAVE ANY ASSETS AS OF DECEMBER 31, 2004, THE RETURNS SHOWN ARE FOR A CLASS NOT OFFERED IN THIS PROSPECTUS. THE INVESTOR CLASS SHARES HAVE SIMILAR ANNUAL RETURNS BECAUSE THE SHARES ARE INVESTED IN THE SAME PORTFOLIO OF SECURITIES AND DIFFER ONLY TO THE EXTENT THAT THE CLASSES DO NOT HAVE THE SAME EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.353.0828 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.345.6611 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Investor Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               2001     2002     2003     2004
               ----     ----     ----     ----
               3.78%    1.38%    0.70%    0.89%



              *Year-to-date return as of June 30, 2005: 1.10%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 1ST QUARTER 2001:          1.35%
         WORST: 2ND QUARTER 2004:         0.14%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                                            LIFE OF
                                                                   1 YEAR    FUND*
         INVESTOR CLASS SHARES                                     0.89%     2.25%

      *THE INCEPTION DATE OF INVESTOR CLASS SHARES IS MARCH 3, 2000.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Market Class Shares can be found in the section ADDITIONAL
                   HYPOTHETICAL FEES AND EXPENSE INFORMATION following the FINANCIAL HIGHLIGHTS.

         SHAREHOLDER FEES                                            Market Class
         (Fees paid directly from your investment)                      Shares
         Maximum sales charge (load) imposed on purchases                N/A



         Maximum deferred sales charge (load)                            N/A



         ANNUAL FUND OPERATING EXPENSES(1)
         (Expenses that are deducted from the Fund's assets)



         Management fees(2)                                             0.25%



         Distribution (12b-1) and shareholder servicing fees            0.45%



                                                                        0.02%
         Other expenses                                                  --------



         Total annual Fund operating expenses                           0.72%



                                                                       (0.07)%
         Fee waivers and/or reimbursements                               --------



                                                                        0.65%
         Total net expenses(3)                                           ========

      (1)The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (2)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Market Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         MARKET CLASS SHARES                     $66      $223      $394       $888

COLUMBIA TREASURY RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 36.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

THE FUND IS LISTED ON THE NATIONAL ASSOCIATION OF INSURANCE COMMISSIONERS' APPROVED LIST OF MONEY MARKET MUTUAL FUNDS.

FIRST-TIER SECURITIES

A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN A RATING IN THE HIGHEST CREDIT RATING CATEGORY BY AN NRSRO OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less. Under normal circumstances, the Fund will invest at least 80% of its assets in U.S. Treasury obligations, and repurchase agreements secured by U.S. Treasury obligations.

THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. These securities include primarily:

  - U.S. Treasury obligations

  - repurchase agreements and reverse repurchase agreements secured by U.S. Treasury obligations and U.S. government obligations

  - obligations whose principal and interest are backed by the U.S. government

The Fund may invest in other money market funds that invest in these instruments, consistent with its investment objective and strategies.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------






 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia Treasury Reserves has the following risks:

      - INVESTMENT STRATEGY RISK -- Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      - TAX CONSIDERATIONS -- The distributions paid by the Fund generally come from interest on U.S. government and U.S. Treasury obligations, which may be free from state income tax, but will be subject to federal income tax and may be subject to other state and local taxes. Any portion of a distribution that comes from income paid on other kinds of securities or from realized capital gains generally is subject to federal, state and local taxes. You should consult with your own tax adviser to determine the tax consequences to you of investing in the Fund.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

SINCE MARKET CLASS SHARES OF THE FUND DID NOT HAVE ANY ASSETS AS OF DECEMBER 31, 2004, THE RETURNS SHOWN ARE FOR A CLASS NOT OFFERED IN THIS PROSPECTUS. THE CLASS A SHARES HAVE SIMILAR ANNUAL RETURNS BECAUSE THE SHARES ARE INVESTED IN THE SAME PORTFOLIO OF SECURITIES AND DIFFER ONLY TO THE EXTENT THAT THE CLASSES DO NOT HAVE THE SAME EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.353.0828 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.345.6611 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Class A Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.


(Bar Chart)

               2003     2004
               ----     ----
               0.57%    0.69%



              *Year-to-date return as of June 30, 2005: 0.96%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD


         BEST: 4TH QUARTER 2004:                  0.30%
         WORST: 2ND QUARTER 2004:                 0.10%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004


                                                                            LIFE OF
                                                                   1 YEAR    FUND*
         CLASS A SHARES                                            0.69%     0.75%

      *THE INCEPTION DATE OF CLASS A SHARES IS MAY 13, 2002.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Market Class Shares can be found in the section ADDITIONAL
                   HYPOTHETICAL FEES AND EXPENSE INFORMATION following the FINANCIAL HIGHLIGHTS.

         SHAREHOLDER FEES                                            Market Class
         (Fees paid directly from your investment)                      Shares
         Maximum sales charge (load) imposed on purchases                N/A



         Maximum deferred sales charge (load)                            N/A



         ANNUAL FUND OPERATING EXPENSES(1)
         (Expenses that are deducted from the Fund's assets)



         Management fees(2)                                             0.25%



         Distribution (12b-1) and shareholder servicing fees            0.45%



                                                                        0.02%
         Other expenses                                                  --------



         Total annual Fund operating expenses                           0.72%



                                                                       (0.07)%
         Fee waivers and/or reimbursements                               --------



                                                                        0.65%
         Total net expenses(3)                                           ========

      (1)The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (2)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.


--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Market Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         MARKET CLASS SHARES                     $66      $223      $394       $888

COLUMBIA GOVERNMENT RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 36.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

THE FUND IS LISTED ON THE NATIONAL ASSOCIATION OF INSURANCE COMMISSIONERS' APPROVED LIST OF MONEY MARKET MUTUAL FUNDS.

FIRST-TIER SECURITIES

A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN A RATING IN THE HIGHEST CREDIT RATING CATEGORY BY AN NRSRO OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less. Under normal circumstances, the Fund will invest at least 80% of its assets in U.S.
                   government obligations.

THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. These securities include primarily U.S. government obligations and U.S. Treasury obligations, the interest on which is generally free from state income tax.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------






 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia Government Reserves has the following risks:

      - INVESTMENT STRATEGY RISK -- Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      - TAX CONSIDERATIONS -- The distributions paid by the Fund generally come from interest on U.S. government and U.S. Treasury obligations, which may be free from state income tax, but will be subject to federal income tax and may be subject to other state and local taxes. Any portion of a distribution that comes from income paid on other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes. You should consult with your own tax adviser to determine the tax consequences to you of investing in the Fund.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

SINCE MARKET CLASS SHARES OF THE FUND DID NOT HAVE ANY ASSETS AS OF DECEMBER 31, 2004, THE RETURNS SHOWN ARE FOR A CLASS NOT OFFERED IN THIS PROSPECTUS. THE CLASS A SHARES HAVE SIMILAR ANNUAL RETURNS BECAUSE THE SHARES ARE INVESTED IN THE SAME PORTFOLIO OF SECURITIES AND DIFFER ONLY TO THE EXTENT THAT THE CLASSES DO NOT HAVE THE SAME EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.353.0828 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.345.6611 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Class A shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.




               2003     2004
               ----     ----
               0.58%    0.75%



              *Year-to-date return as of June 30, 2005: 1.01%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD


         BEST: 4TH QUARTER 2004:          0.32%
         WORST: 2ND QUARTER 2004:         0.11%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004


                                                                            LIFE OF
                                                                   1 YEAR    FUND*
         CLASS A SHARES                                            0.75%     0.78%

      *THE INCEPTION DATE OF CLASS A SHARES IS MAY 13, 2002.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Market Class Shares can be found in the section ADDITIONAL
                   HYPOTHETICAL FEES AND EXPENSE INFORMATION following the FINANCIAL HIGHLIGHTS.

         SHAREHOLDER FEES                                            Market Class
         (Fees paid directly from your investment)                      Shares
         Maximum sales charge (load) imposed on purchases                N/A



         Maximum deferred sales charge (load)                            N/A



         ANNUAL FUND OPERATING EXPENSES(1)
         (Expenses that are deducted from the Fund's assets)



         Management fees(2)                                             0.25%



         Distribution (12b-1) and shareholder servicing fees            0.45%



         Other expenses                                                 0.02%
                                                                         --------



         Total annual Fund operating expenses                           0.72%



         Fee waivers and/or reimbursements                             (0.07)%
                                                                         --------



         Total net expenses(3)                                          0.65%
                                                                         ========

      (1)The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (2)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Market Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         MARKET CLASS SHARES                     $66      $223      $394       $888

COLUMBIA MUNICIPAL RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 36.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

FIRST-TIER SECURITIES

A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN A RATING IN THE HIGHEST CREDIT RATING CATEGORY BY AN NRSRO OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from federal income taxes.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. Under normal circumstances, the Fund will invest at least 80% of its assets in securities that pay interest exempt from federal income tax, other than federal alternative minimum tax. The Fund invests in municipal securities that, at the time of investment, are considered by the portfolio management team to have minimal credit risk and to be of high quality.

The Fund may invest all or any portion of its assets in municipal securities that finance private projects, called private activity bonds.

The Fund may also invest in instruments issued by certain trusts or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issuance of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------




 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia Municipal Reserves has the following risks:

      - INVESTMENT STRATEGY RISK -- Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      - HOLDING CASH -- The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the portfolio management team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.

      - TAX CONSIDERATIONS -- The distributions paid by the Fund generally come from interest on municipal obligations, which, in turn, generally are free from federal income tax, but may be subject to the federal alternative minimum tax and state, local and other taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains generally is subject to federal, state, local and other taxes. Shares of Columbia Municipal Reserves would not be suitable investments for tax-advantaged accounts or tax-exempt investors. We generally rely on opinions of the issuer's bond counsel that interest on a bond will be exempt from applicable taxes. Tax authorities are paying increased attention to whether such interest is exempt, and we can't assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

SINCE MARKET CLASS SHARES OF THE FUND DID NOT HAVE ANY ASSETS AS OF DECEMBER 31, 2004, THE RETURNS SHOWN ARE FOR A CLASS NOT OFFERED IN THIS PROSPECTUS. THE INVESTOR CLASS SHARES HAVE SIMILAR ANNUAL RETURNS BECAUSE THE SHARES ARE INVESTED IN THE SAME PORTFOLIO OF SECURITIES AND DIFFER ONLY TO THE EXTENT THAT THE CLASSES DO NOT HAVE THE SAME EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.353.0828 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.345.6611 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Investor Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               2000     2001     2002     2003     2004
               ----     ----     ----     ----     ----
               3.67%    2.31%    1.00%    0.60%    0.71%



              *Year-to-date return as of June 30, 2005: 0.81%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 4TH QUARTER 2000:                0.97%
         WORST: 3RD QUARTER 2003:               0.11%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                                              LIFE OF
                                                           1 YEAR   5 YEARS    FUND*
         INVESTOR CLASS SHARES                             0.71%     1.65%     1.81%

      *THE INCEPTION DATE OF INVESTOR CLASS SHARES IS APRIL 12, 1999.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Market Class Shares can be found in the section ADDITIONAL
                   HYPOTHETICAL FEES AND EXPENSE INFORMATION following the FINANCIAL HIGHLIGHTS.

         SHAREHOLDER FEES                                            Market Class
         (Fees paid directly from your investment)                      Shares
         Maximum sales charge (load) imposed on purchases                N/A



         Maximum deferred sales charge (load)                            N/A



         ANNUAL FUND OPERATING EXPENSES(1)
         (Expenses that are deducted from the Fund's assets)



         Management fees(2)                                             0.25%



         Distribution (12b-1) and shareholder servicing fees            0.45%



                                                                        0.03%
         Other expenses                                                  --------



         Total annual Fund operating expenses                           0.73%



                                                                       (0.08)%
         Fee waivers and/or reimbursements                               --------



                                                                        0.65%
         Total net expenses(3)                                           ========

      (1)The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (2)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Market Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         MARKET CLASS SHARES                      $66      $225      $398      $899

COLUMBIA TAX-EXEMPT RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 36.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

FIRST-TIER SECURITIES

A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN A RATING IN THE HIGHEST CREDIT RATING CATEGORY BY AN NRSRO OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from federal income taxes.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. The Fund normally invests all of its assets in municipal securities which pay interest that is free from federal income and alternative minimum taxes. The Fund invests in municipal securities that, at the time of investment, are considered by the portfolio management team to have minimal credit risk and to be of high quality.

The Fund may also invest in instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issuance of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------




 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia Tax-Exempt Reserves has the following risks:

      - INVESTMENT STRATEGY RISK -- Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      - HOLDING CASH -- The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the portfolio management team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.

      - TAX CONSIDERATIONS -- The distributions paid by the Fund generally come from interest on municipal obligations, which, in turn, generally are free from federal income and alternative minimum taxes, but may be subject to state, local and other taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains generally is subject to federal, state and local taxes. Shares of Columbia Tax-Exempt Reserves would not be suitable investments for tax-advantaged accounts or tax-exempt investors. We generally rely on opinions of the issuer's bond counsel that interest on a bond will be exempt from applicable taxes. Tax authorities are paying increased attention to whether such interest is exempt, and we can't assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

SINCE MARKET CLASS SHARES OF THE FUND DID NOT HAVE ANY ASSETS AS OF DECEMBER 31, 2004, THE RETURNS SHOWN ARE FOR A CLASS NOT OFFERED IN THIS PROSPECTUS. THE CLASS A SHARES HAVE SIMILAR ANNUAL RETURNS BECAUSE THE SHARES ARE INVESTED IN THE SAME PORTFOLIO OF SECURITIES AND DIFFER ONLY TO THE EXTENT THAT THE CLASSES DO NOT HAVE THE SAME EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.353.0828 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.345.6611 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Class A shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               1995     1996     1997     1998     1999     2000     2001     2002     2003     2004
               ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
               3.43%    3.06%    3.22%    2.93%    2.73%    3.58%    2.22%    0.85%    0.46%    0.58%



              *Year-to-date return as of June 30, 2005: 0.75%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 4TH QUARTER 2000:                  0.94%
         WORST: 3RD QUARTER 2003:                 0.08%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                                               LIFE OF
                                                 1 YEAR   5 YEARS   10 YEARS    FUND*
         CLASS A SHARES                          0.58%     1.53%     2.30%      2.52%

      *THE INCEPTION DATE OF CLASS A SHARES IS APRIL 5, 1991.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Market Class Shares can be found in the section ADDITIONAL
                   HYPOTHETICAL FEES AND EXPENSES INFORMATION following the FINANCIAL HIGHLIGHTS.

         SHAREHOLDER FEES                                            Market Class
         (Fees paid directly from your investment)                      Shares
         Maximum sales charge (load) imposed on purchases                N/A



         Maximum deferred sales charge (load)                            N/A



         ANNUAL FUND OPERATING EXPENSES(1)
         (Expenses that are deducted from the Fund's assets)



         Management fees(2)                                             0.25%



         Distribution (12b-1) and Shareholder servicing fees            0.45%



                                                                        0.03%
         Other expenses                                                  --------



         Total annual Fund operating expenses                           0.73%



                                                                       (0.08)%
         Fee waivers and/or reimbursements                               --------



                                                                        0.65%
         Total net expenses(3)                                           ========

      (1)The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (2)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE




      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Market Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         MARKET CLASS SHARES                     $66      $225      $398       $899

COLUMBIA CALIFORNIA TAX-EXEMPT RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 36.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from California state individual income tax and federal income taxes.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

Under normal circumstances, the Fund will invest at least 80% of its assets in securities that pay interest exempt from federal income tax and California state individual income tax. These securities are issued by or on behalf of the State of California, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers.

The Fund may invest up to 20% of its assets in municipal securities that finance private projects, called private activity bonds.

The Fund may also invest in instruments issued by certain trusts or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating local, national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issuance of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------




 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia California Tax-Exempt Reserves has the following risks:

      - INVESTMENT STRATEGY RISK -- This Fund is considered to be non-diversified because it invests most of its assets in securities that pay interest that is free from personal income tax in one state. The value of the Fund and the amount of interest it pays could be affected by the financial conditions of the state, and its local governments and public authorities. Although the Fund tries to maintain a share price of $1.00, an investment in the Fund could lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      - HOLDING CASH -- The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the portfolio management team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.

      - TAX CONSIDERATIONS -- The distributions paid by the Fund generally come from interest on California municipal obligations, which, in turn, generally are free from federal income tax and California state individual income tax, but may be subject to alternative minimum taxes and other state and local taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains generally is subject to federal, state and local taxes. Shares of Columbia California Tax-Exempt Reserves would not be suitable investments for tax-advantaged accounts or tax-exempt investors. We generally rely on opinions of the issuer's bond counsel that interest on a bond will be exempt from applicable taxes. Tax authorities are paying increased attention to whether such interest is exempt, and we can't assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund.

      - STATE-SPECIFIC RISK -- State-specific risk is the chance that the Fund, because it invests primarily in securities issued by California and its municipalities, is more vulnerable to unfavorable developments in California than funds that invest in municipal bonds of many different states. The current finances of California and its municipalities have improved during fiscal year 2004-05, in part due to an improved economy and higher employment rates, which increased tax revenue. California remains the state with the lowest credit rating, however. The Governor's Budget for 2005-06 projects a $6 billion deficit due to structural spending imbalances. The Governor proposes to cut program spending and to shift responsibility for certain obligations to make up the shortfall, but as of June 15, the State Legislature had not approved a final budget for the 2005-06 fiscal year. It is unclear how the current economic conditions may affect the Fund. Adverse conditions affecting California generally could have an impact on the State and California municipal securities.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

SINCE MARKET CLASS SHARES OF THE FUND DID NOT HAVE ANY ASSETS AS OF DECEMBER 31, 2004, THE RETURNS SHOWN ARE FOR A CLASS NOT OFFERED IN THIS PROSPECTUS. THE INVESTOR CLASS SHARES HAVE SIMILAR ANNUAL RETURNS BECAUSE THE SHARES ARE INVESTED IN THE SAME PORTFOLIO OF SECURITIES AND DIFFER ONLY TO THE EXTENT THAT THE CLASSES DO NOT HAVE THE SAME EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.353.0828 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.345.6611 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

--------------------------------------------------------------------------------


(BARCHART GRAPHIC) A LOOK AT THE FUND'S PERFORMANCE
                   The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Investor Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               1995     1996     1997     1998     1999     2000     2001     2002     2003     2004
               ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
               3.32%    2.88%    3.07%    2.74%    2.51%    3.10%    1.97%    0.91%    0.52%    0.67%



              *Year-to-date return as of June 30, 2005: 0.80%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 2ND QUARTER 1995:          0.87%
         WORST: 3RD QUARTER 2003:         0.09%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                                               LIFE OF
                                                 1 YEAR   5 YEARS   10 YEARS    FUND*
         INVESTOR CLASS SHARES                   0.67%     1.43%     2.16%      2.50%

      *THE INCEPTION DATE OF INVESTOR CLASS SHARES IS DECEMBER 6, 1989.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Market Class Shares can be found in the section ADDITIONAL
                   HYPOTHETICAL FEES AND EXPENSES INFORMATION following the FINANCIAL HIGHLIGHTS.

         SHAREHOLDER FEES                                            Market Class
         (Fees paid directly from your investment)                      Shares
         Maximum sales charge (load) imposed on purchases                N/A



         Maximum deferred sales charge (load)                            N/A



         ANNUAL FUND OPERATING EXPENSES(1)
         (Expenses that are deducted from the Fund's assets)



         Management fees(2)                                             0.25%



         Distribution (12b-1) and shareholder servicing fees            0.45%



         Other expenses                                                 0.03%
                                                                         --------



         Total annual Fund operating expenses                           0.73%



         Fee waivers and/or reimbursements                             (0.08)%
                                                                         --------



         Total net expenses(3)                                          0.65%
                                                                         ========

      (1)The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (2)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Market Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         MARKET CLASS SHARES                     $66      $225      $398       $899

COLUMBIA NEW YORK TAX-EXEMPT RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 36.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from New York state individual income tax and federal income taxes.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

Under normal circumstances, the Fund will invest at least 80% of its assets in securities that pay interest that is free from federal income tax and New York state individual income tax. These securities are issued by or on behalf of the State of New York, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers.

The Fund may invest up to 20% of its assets in municipal securities that finance private projects, called private activity bonds.

The Fund may also invest in instruments issued by certain trusts or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating local, national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issuance of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------




 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND
 IN OTHER IMPORTANT INFORMATION
 AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia New York Tax-Exempt Reserves has the following risks:

      - INVESTMENT STRATEGY RISK -- This Fund is considered to be non-diversified because it invests most of its assets in securities that pay interest that is free from personal income tax in one state. The value of the Fund and the amount of interest it pays could also be affected by the financial conditions of the state, its public authorities and local governments. Although the Fund tries to maintain a share price of $1.00, an investment in the Fund could lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      - HOLDING CASH -- The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the portfolio management team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.

      - TAX CONSIDERATIONS -- The distributions paid by the Fund come generally from interest on New York municipal obligations, which, in turn, generally are free from federal income tax and New York State and New York City individual income tax, but may be subject to alternative minimum taxes and other state and local taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains generally is subject to federal, state and local taxes. Shares of Columbia New York Tax-Exempt Reserves would not be a suitable investment for tax-advantaged accounts or tax-exempt investors. We generally rely on opinions of the issuer's bond counsel that interest on a bond will be exempt from applicable taxes. Tax authorities are paying increased attention to whether such interest is exempt, and we can't assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund.

      - STATE-SPECIFIC RISK -- State-specific risk is the chance that the Fund, because it invests primarily in securities issued by New York State, New York City and New York's other municipalities, is more vulnerable to unfavorable developments in New York than funds that invest in municipal bonds of many different states. Although New York's economy is diverse, with a comparatively large share of the nation's finance, insurance, transportation, communications and services employment and a very small share of the nation's farming and mining activity, adverse conditions affecting any one of these industries could have a negative impact on New York municipal securities. Travel and tourism also constitute an important part of the New York State and City economies. The September 11, 2001 terrorist attack on the World Trade Center in New York City has had and is likely to continue to have an adverse effect to all areas of the New York economy. In this regard, the long recovery from September 11th and the loss of momentum in the national recovery due to corporate governance scandals and international tensions resulted in a lengthening of the State's recession. In addition, State costs for employee pensions have increased dramatically, while costs associated with Medicaid, welfare and other entitlement programs have also risen, reflecting the impact of the national recession and jobless recovery that has followed.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.353.0828 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.345.6611 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Market Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               2003     2004
               ----     ----
               n/a*     0.61%



              *Year-to-date return as of June 30, 2005: 0.75%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 4TH QUARTER 2004:           0.25%
         WORST: 1ST QUARTER 2004:          0.11%

                                                                            LIFE OF
                                                                   1 YEAR    FUND*
         MARKET CLASS SHARES                                       0.61%     0.53%




      *THE INCEPTION DATE OF MARKET CLASS SHARES IS FEBRUARY 15, 2002. FROM
       DECEMBER 22, 2002 TO AUGUST 25, 2003 PERFORMANCE COULD NOT BE CALCULATED FOR THIS CLASS DUE TO NOMINAL ASSET LEVELS.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Market Class Shares can be found in the section ADDITIONAL
                   HYPOTHETICAL FEES AND EXPENSES INFORMATION following the FINANCIAL HIGHLIGHTS.

         SHAREHOLDER FEES                                            Market Class
         (Fees paid directly from your investment)                      Shares
         Maximum sales charge (load) imposed on purchases                N/A



         Maximum deferred sales charge (load)                            N/A



         ANNUAL FUND OPERATING EXPENSES(1)
         (Expenses that are deducted from the Fund's assets)



         Management fees(2)                                             0.25%



         Distribution (12b-1) and shareholder servicing fees            0.45%



         Other expenses                                                 0.28%
                                                                         --------



         Total annual Fund operating expenses                           0.98%



         Fee waivers and/or reimbursements                             (0.33)%
                                                                         --------



         Total net expenses(3)                                          0.65%
                                                                         ========

      (1)The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (2)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE




      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Market Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         MARKET CLASS SHARES                     $66      $279      $510      $1,171

Other important information
(LINE GRAPH GRAPHIC)

You'll find specific information about each Fund's investment objective, principal investment strategies and risks in the descriptions starting on page
4. The following are some other risks and information you should consider before you invest:

      - SPECIAL RULES FOR MONEY MARKET FUNDS -- Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Funds, like all money market funds:

        - may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less

        - must maintain an average dollar-weighted maturity of 90 days or less

        - may normally invest no more than 5% of their total assets in securities of the same issuer, other than U.S. government securities; however, they may invest up to 25% of their total assets in first-tier securities of a single issuer for up to three business days (except for Columbia California Tax-Exempt Reserves and Columbia New York Tax-Exempt Reserves)

        - may generally only invest in U.S. dollar denominated instruments that are determined to have minimal credit risk and are first-tier securities, except for Columbia California Tax-Exempt Reserves and Columbia New York Tax-Exempt Reserves, which also may invest in second-tier securities.

      - CHANGING INVESTMENT OBJECTIVES AND POLICIES -- The investment objective and certain investment policies of any Fund can be changed without shareholder approval. The 80% Policy of certain Funds may be changed without shareholder approval by giving the shareholder at least 60 days notice. The 80% Policy of certain other Funds and other investment policies of any Fund may be changed only with shareholder approval.

      - CHANGING TO A FEEDER FUND -- Unlike traditional mutual funds, which invest in individual securities, a "feeder fund" invests all of its assets in another fund, called a "master portfolio." Other feeder funds generally also invest in a master portfolio. The master portfolio invests in individual securities and has the same investment objective, investment strategies and principal risks as the feeder funds. This structure can help reduce a feeder fund's expenses because its assets are combined with those of other feeder funds. If a master portfolio doesn't attract other feeder funds, however, a feeder fund's expenses could be higher than those of a traditional mutual fund.

        Each Fund may become a feeder fund if the Board decides this would be in the best interest of shareholders. We don't require shareholder approval to make the change, but we'll notify you if it happens. If a

        Fund becomes a feeder fund, it will have the additional risks of investing in a master portfolio.

      - INVESTING DEFENSIVELY -- A Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. A Fund may not achieve its investment objective while it is investing defensively. Any cash a Fund holds for defensive or other reasons may not earn income.

      - BANK OF AMERICA AND ITS AFFILIATES -- Bank of America and its affiliates currently provide services to some or all of the Funds, including investment advisory, distribution, administration, shareholder servicing, sub-transfer agency and brokerage services, and are paid for providing these services. Bank of America and its affiliates also may, at times, provide other services and be compensated for them, including transfer agency, interfund lending and securities lending services, or make loans to the Funds. Finally, Bank of America or its affiliates may serve as counterparties in transactions with Columbia Funds where permitted by law or regulation, and may receive compensation in that capacity.

      - PORTFOLIO SECURITIES DISCLOSURE -- A description of Columbia Funds' policies and procedures with respect to the disclosure of portfolio securities is available in the Funds' SAI and on the Columbia Funds' website at www.columbiafunds.com under Fund Portfolio Data. In addition, a complete list of each Fund's portfolio holdings for each calendar month will be available upon request 5 business days following each month-end.

      - INFORMATION FOR FEDERALLY CHARTERED CREDIT UNIONS -- Shares of Columbia Treasury Reserves and Columbia Government Reserves are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration Rules and Regulations and the National Credit Union Administration Letter Number 155.

      - HOUSEHOLDING -- In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of a Fund's prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at 1.800.345.6611 or if your shares are held through a financial institution please contact them directly. We will begin sending your individual copies with the next scheduled mailing.

      - PORTFOLIO TRANSACTION COSTS -- Each Fund may incur significant transaction costs that are in addition to the total annual Fund operating expenses disclosed in the fee tables. These transaction costs are made up of all the costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of a Fund's transaction costs are not.

How the Funds are managed

(PEOPLE GRAPHIC)

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT ADVISORS, LLC

100 FEDERAL STREET
BOSTON, MA 02110

COLUMBIA MANAGEMENT GROUP (COLUMBIA MANAGEMENT) IS THE PRIMARY INVESTMENT MANAGEMENT DIVISION OF BANK OF AMERICA CORPORATION. THE ADVISER, COLUMBIA MANAGEMENT ADVISORS, LLC AND COLUMBIA WANGER ASSET MANAGEMENT, L.P. ARE COLUMBIA MANAGEMENT ENTITIES THAT FURNISH INVESTMENT MANAGEMENT SERVICES AND ADVISE INSTITUTIONAL AND MUTUAL FUND PORTFOLIOS.

--------------------------------------------------------------------------------


INVESTMENT ADVISER

The Adviser is the investment adviser to over 70 mutual fund portfolios in the Columbia Funds Family, including the Money Market Funds described in this prospectus.

The Adviser is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes, including equity and fixed income securities, and money market instruments.

Currently managing more than $185 billion, the Adviser acts as investment manager for individuals, corporations, private investment companies and financial institutions. The Adviser uses a team approach to investment management. Each team has access to the latest technology and analytical resources.

Columbia Funds pays the Adviser an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly.

A discussion regarding the basis for the Board of Trustees approving the investment advisory agreement with the Adviser is available in the Funds' annual report to shareholders for the fiscal year ended March 31.

The Adviser has agreed to waive fees and/or reimburse expenses for certain Funds until July 31, 2006. You'll find a discussion of any waiver and/or reimbursement in the Fund descriptions. There is no assurance that the Adviser will continue to waive and/or reimburse any fees and/or expenses after this date.

The following chart shows the maximum advisory fees the Adviser can receive, along with the actual advisory fees the Adviser and/or an affiliate received during the Funds' last fiscal year, after waivers and/or reimbursements:

ANNUAL INVESTMENT ADVISORY FEE, AS A % OF AVERAGE DAILY NET ASSETS


                                                             MAXIMUM    ACTUAL FEE
                                                             ADVISORY    PAID LAST
                                                               FEE      FISCAL YEAR
  COLUMBIA CASH RESERVES                                      0.15%        0.12%



  COLUMBIA MONEY MARKET RESERVES                              0.15%        0.12%



  COLUMBIA TREASURY RESERVES                                  0.15%        0.12%



  COLUMBIA GOVERNMENT RESERVES                                0.15%        0.12%



  COLUMBIA MUNICIPAL RESERVES                                 0.15%        0.12%



  COLUMBIA TAX-EXEMPT RESERVES                                0.15%        0.12%



  COLUMBIA CALIFORNIA TAX-EXEMPT RESERVES                     0.15%        0.12%



  COLUMBIA NEW YORK TAX-EXEMPT RESERVES                       0.15%        0.15%

INVESTMENT SUB-ADVISER

Columbia Funds and the Adviser may engage one or more investment sub-advisers for each Fund to make day-to-day investment decisions for the Fund. The Adviser retains ultimate responsibility (subject to Board oversight) for overseeing the sub-advisers and evaluates the Funds' needs and available sub-advisers' skills and abilities on an ongoing basis. Based on its evaluations, the Adviser may at times recommend to the Board that a Fund:

  - change, add or terminate one or more sub-advisers;

  - continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or

  - materially change a sub-advisory agreement with a sub-adviser.

Applicable law requires a Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders' best interests. The Adviser and the Funds have applied for relief from the SEC to permit the Funds to act on many of the Adviser's recommendations with approval only by the Board and not by Fund shareholders. The Adviser or a Fund would inform the Fund's shareholders of any actions taken in reliance on this relief. Until the Adviser and the Funds obtain the relief, each Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

A discussion regarding the basis for the Board of Trustees approving the investment sub-advisory agreement with each sub-adviser is available in the Funds' annual report to shareholders for the fiscal year ended March 31.

OTHER SERVICE PROVIDERS

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
DISTRIBUTORS, INC.

ONE FINANCIAL CENTER
BOSTON, MA 02111-2621

--------------------------------------------------------------------------------

The Funds are distributed by Columbia Management Distributors, Inc. (Distributor), a registered broker/dealer. The Distributor may pay distribution (12b-1) and shareholder servicing fees and/or other compensation to companies for selling shares and providing services to investors.


--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
ADVISORS, LLC

100 FEDERAL STREET
BOSTON, MA 02110

--------------------------------------------------------------------------------

Columbia Management Advisors, LLC is the administrator of the Funds, and is responsible for overseeing the administrative operations of the Funds. The Funds pay Columbia Management Advisors, LLC a fee of 0.10% for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Funds, and is paid monthly.


--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
SERVICES, INC.

P.O. BOX 8081
BOSTON, MA 02266-8081

--------------------------------------------------------------------------------

Columbia Management Services, Inc. also known as Columbia Fund Services (Transfer Agent), is the transfer agent for the Funds' shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

ABOUT YOUR INVESTMENT
--------------------------------------------------------------------------------

Buying, selling and exchanging shares

(BUYING, SELLING AND EXCHANGING SHARES GRAPHIC)

--------------------------------------------------------------------------------

WHEN YOU SELL SHARES OF A MUTUAL FUND, THE FUND IS EFFECTIVELY "BUYING" THEM BACK FROM YOU. THIS IS CALLED A REDEMPTION.

--------------------------------------------------------------------------------


This prospectus offers Market Class Shares of the Funds. Here are some general rules about this class of shares:

  - Market Class Shares are available through certain financial institutions and intermediaries for their own accounts, and for certain client accounts for which they may provide automated cash management or other similar services (Cash Management Services). This share class is primarily intended for use in connection with specific Cash Management Services programs. This class of shares may be offered by:

    - Bank of America and certain of its affiliates

    - certain other financial institutions and intermediaries.

  - The minimum initial investment is $10,000. Financial institutions or intermediaries can total the investments they make on behalf of their clients to meet the minimum initial investment amount. Client accounts for which the financial institution or intermediary no longer acts as fiduciary, agent or custodian may no longer be eligible to purchase or hold Market Class Shares.

  - There is no minimum for additional investments.

  - There are no sales charges for buying, selling or exchanging these shares.

  - Please contact your investment professional for more information about the availability of this share class.

You'll find more information about buying, selling and exchanging Market Class Shares on the pages that follow. You should also ask your financial institution or intermediary about its limits, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related services and programs.

The Funds also offer other classes of shares, with different features and expense levels, which you may be eligible to buy. If you have questions about buying, selling or exchanging, or you need help placing an order, please call us at 1.800.353.0828 if you're an institutional investor, or 1.800.345.6611 if you're an individual investor. You can also contact your investment professional.

Federal law requires the Funds to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Funds may need to delay the date of your purchase or may be unable to open your account which may result in a return of your investment monies. In addition, if the Funds are unable to verify your identity after your account is open, the Funds reserve the right to close your account or take other steps as deemed reasonable. The Funds shall not be held liable for any loss resulting from any purchase delay, application rejection, or account closure due to a failure to provide proper identifying information.

--------------------------------------------------------------------------------

A BUSINESS DAY IS ANY DAY THAT THE FEDERAL RESERVE BANK OF NEW YORK AND THE NEW YORK STOCK EXCHANGE (NYSE) ARE OPEN. THE MONEY MARKET FUNDS RESERVE THE RIGHT TO CLOSE EARLY ON BUSINESS DAYS PRECEDING OR FOLLOWING NATIONAL HOLIDAYS, IF THE PRIMARY GOVERNMENT SECURITIES DEALERS HAVE CLOSED EARLY AND/OR IF THE BOND MARKET ASSOCIATION RECOMMENDS THAT THE SECURITIES MARKETS CLOSE EARLY.

IN ADDITION TO WEEKENDS, EITHER THE FEDERAL RESERVE BANK OF NEW YORK OR THE NYSE IS CLOSED ON THE FOLLOWING NATIONAL HOLIDAYS: NEW YEAR'S DAY, MARTIN LUTHER KING, JR. DAY, PRESIDENTS' DAY, GOOD FRIDAY, MEMORIAL DAY, INDEPENDENCE DAY, LABOR DAY, COLUMBUS DAY, VETERANS DAY, THANKSGIVING DAY AND CHRISTMAS DAY.

--------------------------------------------------------------------------------


HOW SHARES ARE PRICED

All transactions are based on the price of a Fund's shares -- or its net asset value per share. We calculate net asset value per share at the following times (unless the Fund closes early):

  - 9:45 a.m., 11:00 a.m., 2:30 p.m. and 5:00 p.m. Eastern time each business day for each share class of Columbia Cash Reserves, Columbia Money Market Reserves and Columbia Treasury Reserves

  - 9:45 a.m., 11:00 a.m. and 2:30 p.m. Eastern time each business day for each share class of Columbia Government Reserves

  - 12:00 noon Eastern time each business day for each share class of Columbia Municipal Reserves and Columbia Tax-Exempt Reserves

  - 11:30 a.m. Eastern time each business day for each share class of Columbia California Tax-Exempt Reserves and Columbia New York Tax-Exempt Reserves

First, we calculate the net asset value for each class of a Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.

Although we try to maintain a net asset value per share of $1.00 for the Funds, we can't guarantee that we will be able to do so.

VALUING SECURITIES IN A FUND

The value of a Fund's assets is based on the total market value of all of the securities it holds. We use the amortized cost method, which approximates market value, to value the assets in the Money Market Funds.

HOW ORDERS ARE PROCESSED

Orders to buy, sell or exchange shares are processed on business days. Orders to buy, sell or exchange shares may be delivered to the Transfer Agent by phone, in writing, or through the internet. For more information on account and trading restrictions and special sign-up procedures for internet transactions, please call us at 800-353-0828 for institutional investors or 800-345-6611 for individual investors. The Transfer Agent has procedures in place to authenticate electronic instructions. You will be asked to accept the terms of an online agreement(s) and utilize a password for internet services. Orders received in good order by the Fund, Distributor, Transfer Agent or their agents by the following times on a business day (unless the Fund closes early) will be processed as follows:

  - If your order for Columbia Cash Reserves, Columbia Money Market Reserves or Columbia Treasury Reserves is received in good form by the Transfer Agent by 5:00 p.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you'll receive that day's dividends). If your order is received in good form by the Transfer Agent after 5:00 p.m. Eastern time, you will receive the next net asset value per share determined on the following business day (and in the case of purchases you'll begin receiving dividends the next day).

  - If your order for Columbia Government Reserves is received in good form by the Transfer Agent by 2:30 p.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you'll receive that day's dividends). If your order is received in good form by the Transfer Agent after 2:30 p.m. you will receive the next net asset value per share determined on the following business day (and in the case of purchases you'll begin receiving dividends the next day).

  - If your order for Columbia Municipal Reserves or Columbia Tax-Exempt Reserves is received in good form by the Transfer Agent by 12:00 noon p.m. Eastern time, in the case of purchases you will receive that day's net asset value per share. If your order is received in good form by the Transfer Agent after 12:00 noon p.m. Eastern time, you will receive the next net asset value per share determined on the following business day (and in the case of purchases you'll begin receiving dividends the next day).

  - If your order for Columbia California Tax-Exempt Reserves or Columbia New York Tax-Exempt Reserves is received in good form by the Transfer Agent by 11:30 a.m. Eastern time, in the case of purchases you will receive that day's net asset value per share. If your order is received in good form by the Transfer Agent after 11:30 a.m. Eastern time, you will receive the next net asset value per share determined on the following business day (and in the case of purchases you'll begin receiving dividends the next day).

Investors are encouraged to place orders to sell as early in the day as possible. Orders received after these times will receive the next business day's net asset value per share. The business day that applies to an order is also called the trade date. We may refuse any order to buy or exchange shares. If this happens, we'll return any money we've received.

TELEPHONE ORDERS
You can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of our account application and send it to us.

Here's how telephone orders work:

  - If you sign up for telephone orders after you open your account, you must have your signature Medallion Guaranteed.

  - Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order.

  - We'll take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. If we and our service providers don't take these steps, we may be liable for any losses from unauthorized or fraudulent instructions.

  - Telephone orders may be difficult to complete during periods of significant economic or market change.

--------------------------------------------------------------------------------

THE NET ASSET VALUE PER SHARE IS THE PRICE OF A SHARE CALCULATED BY A FUND EVERY BUSINESS DAY.

--------------------------------------------------------------------------------


(BUYING SHARES     BUYING SHARES
  GRAPHIC)

      Here are some general rules for buying shares:

        - You buy Market Class Shares at net asset value per share.
        - We must receive payment by the close of the Federal Reserve wire transfer system (typically 6 p.m. Eastern time) on the business day the Fund, Distributor, Transfer Agent or their agents receive the order (unless the Fund closes early).

             If we receive payment after this time, we'll refuse the order. We'll return any payment received for orders that we refuse. We can change this time under certain circumstances, for example, when there's more wiring activity than normal.

        - Financial institutions and intermediaries are responsible for sending orders to us and for ensuring that we receive your money on time.

        - Shares purchased are recorded on the books of the Fund. We don't issue certificates.

--------------------------------------------------------------------------------

"GOOD FORM" MEANS THAT THE MONEY USED TO PURCHASE YOUR SHARES IS FULLY COLLECTED. WHEN SELLING SHARES BY LETTER OF INSTRUCTION, "GOOD FORM" ALSO MEANS
(I) YOUR LETTER HAS COMPLETE INSTRUCTIONS, THE PROPER SIGNATURES AND MEDALLION SIGNATURE GUARANTEES IF NECESSARY AND (II) ANY OTHER REQUIRED DOCUMENTS ARE ATTACHED. SIGNATURES MUST BE GUARANTEED BY EITHER A BANK, A MEMBER FIRM OF A NATIONAL STOCK EXCHANGE OR ANOTHER ELIGIBLE GUARANTOR THAT PARTICIPATES IN THE MEDALLION SIGNATURE GUARANTEE PROGRAM FOR REDEMPTIONS OVER $100,000, ALTERNATE PAYEE OR MAILING INSTRUCTIONS. FOR ADDITIONAL DOCUMENTS REQUIRED FOR SALES BY CORPORATIONS, AGENTS FIDUCIARIES, SURVIVING JOINT OWNERS AND OTHER LEGAL ENTITIES PLEASE CALL 1.800.353.0828 (INSTITUTIONAL INVESTORS) OR 1.800.345.6611 (INDIVIDUAL INVESTORS). NO INTEREST WILL BE PAID ON UNCASHED REDEMPTION CHECKS.

 FOR MORE INFORMATION ABOUT TELEPHONE ORDERS, SEE HOW ORDERS ARE PROCESSED.

--------------------------------------------------------------------------------



(SELLING SHARES    SELLING SHARES
  GRAPHIC)

      Here are some general rules for selling shares:

        - We normally send the sale proceeds by Fedwire as soon as practicable following the determination time applicable to your order. For more information please refer to How orders are processed or contact the Transfer Agent.

        - You can sell up to $100,000 of shares by telephone to the address of record or via ACH to your bank in a 30-day period if you qualify for telephone orders.

        - If you paid for your shares with a check that wasn't certified, we'll hold the sale proceeds when you sell those shares for at least 15 days after the trade date of the purchase.

        - Financial institutions and intermediaries are responsible for sending orders to us and for depositing the sale proceeds to your account on time.

        - If you hold any shares in certificate form, you must sign the certificates (or send a signed stock power with them) and send them to the Transfer Agent. Your signature must be Medallion Guaranteed unless you've made other arrangements with us. We may ask for any other information we need to prove that the order is properly authorized.

        - Under certain circumstances allowed under the 1940 Act, we can pay you in securities or other property when you sell your shares (except shares of Columbia Treasury Reserves).

        - We can delay payment of the sale proceeds of Columbia Cash Reserves, Columbia Money Market Reserves, Columbia Treasury Reserves or Columbia Government Reserves for one day, or longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Banks or under the extraordinary circumstances described in Section 22(e) of the 1940 Act. Generally, those extraordinary circumstances are when: (i) the NYSE is closed or trading is restricted, (ii) an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of the Fund's net assets not reasonably practicable, or (iii) the SEC by order permits the suspension of the right of redemption for the protection of investors.

        - We can delay payment of the sale proceeds of Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves or Columbia New York Tax-Exempt Reserves for up to seven days.

        - Other restrictions may apply to retirement plan accounts. For more information about these restrictions, please contact your retirement plan administrator.

      We may sell your shares:

        - if the value of your account falls below $1,000 (other than as a result of depreciation in share value), or your account may be subject to an annual fee of $10. The Transfer Agent will send you written notification of such action and provide details on how you can add money to your account to avoid this penalty

        - if a financial institution or intermediary tells us to sell your shares under arrangements made with you

        - under certain other circumstances allowed under the 1940 Act

--------------------------------------------------------------------------------

YOU SHOULD MAKE SURE YOU UNDERSTAND THE INVESTMENT OBJECTIVE AND POLICIES OF THE FUND YOU'RE EXCHANGING INTO. PLEASE READ ITS PROSPECTUS CAREFULLY.
--------------------------------------------------------------------------------



(EXCHANGING SHARES      EXCHANGING SHARES
  GRAPHIC)

      You can generally sell shares of a Fund to buy shares of another Fund distributed by the Distributor. This is called an exchange. You might want to do this if your investment goals or tolerance for risk change.

      Here's how exchanges work:

        - You can generally exchange Market Class Shares of a Fund for Market Class Shares of any other Fund distributed by the Distributor. Some exceptions apply.

        - The rules for buying shares of a Fund, including any minimum investment requirements, apply to exchanges into that Fund.

        - You may only make exchanges into a Fund that is legally sold in your state of residence.

        - You generally may only make an exchange into a Fund that is accepting investments.

        - A sales charge may apply when exchanging from a Money Market Fund to a Fund with a front-end sales charge.

        - We may limit the number of exchanges you can make within a specified period of time.

        - We may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

        - You cannot exchange any shares you own in certificate form until the Transfer Agent has received the certificate and deposited the shares to your account.

How selling and servicing agents are paid
(PERCENT GRAPHIC)

--------------------------------------------------------------------------------

THE FINANCIAL INSTITUTION OR INTERMEDIARY THAT BUYS SHARES FOR YOU IS ALSO SOMETIMES REFERRED TO AS A SELLING AGENT.

THE DISTRIBUTION FEE IS OFTEN REFERRED TO AS A "12B-1" FEE BECAUSE IT'S PAID THROUGH A PLAN APPROVED UNDER RULE 12B-1 OF THE 1940 ACT.

THE SELLING AGENT MAY CHARGE OTHER FEES FOR SERVICES PROVIDED TO YOUR ACCOUNT.

--------------------------------------------------------------------------------


Selling and servicing agents usually receive compensation based on your investment in the Funds. The kind and amount of the compensation depends on the share class in which you invest. Selling agents typically pay a portion of the compensation they receive to their investment professionals.

DISTRIBUTION (12B-1) AND SHAREHOLDER SERVICING FEES

The Distributor and selling and servicing agents are compensated for selling shares and providing services to investors under distribution and shareholder servicing plans.

The Distributor may receive a maximum annual distribution (12b-1) fee of 0.20% of the average daily net assets of Market Class Shares of the Funds, some or all of which may be paid to selling agents.

Servicing agents may receive a maximum annual shareholder servicing fee of 0.25% of the average daily net assets of Market Class Shares of the Funds.

Fees are calculated daily and paid to the Distributor periodically. Because these fees are paid out of the Funds' assets on an ongoing basis, over time they will increase the cost of your investment, and may cost you more than any sales charges you may pay.

The Funds pay these fees to the Distributor and/or to eligible selling and servicing agents and financial institutions, including the Adviser or other affiliates, for as long as the plans continue. We may reduce or discontinue payments at any time.

OTHER COMPENSATION

Selling and servicing agents may also receive:

  - a bonus, incentive or other compensation relating to the sale, promotion and marketing of the Funds

  - non-cash compensation like trips to sales seminars, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise

Any such compensation, which is paid by the Adviser or the Distributor and not by the Funds, is discretionary and may be available only to selected selling and servicing agents. For example, the Distributor sometimes sponsors promotions involving Banc of America Investment Services, Inc., an affiliate of the Adviser and the Distributor, and certain other selling or servicing agents. Selected selling or servicing agents also may receive compensation for opening or servicing a minimum number of accounts.

The Adviser and the Distributor may pay significant amounts from their own assets to selling or servicing agents of the Funds for distribution-related activities or other services they provide. These amounts, which are in addition to any sales charges, distribution (12b-1) and shareholder servicing fees paid by the Funds, may be fixed dollar amounts or a percentage of sales or both, and may be up-front or ongoing payments or both. Agents may agree to provide a variety of marketing related services or access-advantages to the Funds, including, for example, presenting Funds on "preferred" or "select" lists, in return for the payments. Selling or servicing agents, in turn, may pay some or all of these amounts to their employees who recommend or sell Fund shares or allocate or invest client assets among different investment options.

In addition, the Adviser and the Distributor may pay significant amounts from their own assets for services provided and costs incurred by third parties of a type that would typically be provided or incurred directly by the Columbia Funds' transfer agent. The Columbia Funds also may pay significant amounts to third party intermediaries, including selling and servicing agents, for providing these types of services or incurring these types of costs.

These and other payments, and the difference between payments made with respect to the Funds and those made with respect to other mutual funds available through the agent, may give rise to conflicts of interest between the agent and its clients. You should be aware of these potential conflicts of interest and discuss these matters with your selling or servicing agent.

Distributions and taxes
($-HAT GRAPHIC)

--------------------------------------------------------------------------------

THE POWER OF COMPOUNDING

REINVESTING YOUR DISTRIBUTIONS BUYS YOU MORE SHARES OF A FUND -- WHICH LETS YOU TAKE ADVANTAGE OF THE POTENTIAL FOR COMPOUND GROWTH.

PUTTING THE MONEY YOU EARN BACK INTO YOUR INVESTMENT MEANS IT, IN TURN, MAY EARN EVEN MORE MONEY. OVER TIME, THE POWER OF COMPOUNDING HAS THE POTENTIAL TO SIGNIFICANTLY INCREASE THE VALUE OF YOUR INVESTMENT. THERE IS NO ASSURANCE, HOWEVER, THAT YOU'LL EARN MORE MONEY IF YOU REINVEST YOUR DISTRIBUTIONS.

--------------------------------------------------------------------------------


ABOUT DISTRIBUTIONS

A mutual fund can make money two ways:

  - It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.

  - A fund can also have capital gain if the value of its investments increases. If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.

A mutual fund is not subject to federal income tax as long as it distributes all of its net investment income and net realized capital gain to its shareholders. The Funds intend to pay out a sufficient amount of their income and capital gain to their shareholders so the Funds won't have to pay any federal income tax. When a Fund makes this kind of a payment, it's split among all shares and is called a distribution.

Although the Funds do not expect to realize any capital gain, any capital gain realized by a Fund will be distributed at least once a year. The Funds declare distributions of net investment income each business day, and pay them on the first business day of each month. Normally, each Fund will declare and pay distributions of net investment income as indicated above. The Funds may, however, declare and pay distributions of net investment income more frequently.

Any distribution you receive is paid based on the number of shares you hold on the record date, which is usually the day the distribution is declared (daily distribution Funds) or the day before the distribution is declared (all other Funds). Shares are eligible to receive net investment income distributions from the settlement date (daily distribution Funds), trade date (all other Funds) or realized capital gain from the trade date of the purchase up to and including the day before the shares are sold.

Different share classes of a Fund usually pay different net investment income distribution amounts, because each class has different expenses.

We'll automatically reinvest distributions in additional shares of the same Fund unless you tell us you want to receive your distributions in cash. You can do this by writing to us at the address on the back cover, or by calling us at
1.800.353.0828 if you're an institutional investor, or 1.800.345.6611 if you're an individual investor. Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

--------------------------------------------------------------------------------

THIS INFORMATION IS A SUMMARY OF HOW FEDERAL INCOME TAXES MAY AFFECT YOUR INVESTMENT IN THE FUNDS. IT DOES NOT APPLY TO FOREIGN OR TAX-EXEMPT INVESTORS OR THOSE HOLDING FUND SHARES THROUGH A TAX-ADVANTAGED ACCOUNT, SUCH AS A 401(K) PLAN OR IRA. THIS INFORMATION IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING. YOU SHOULD CONSULT WITH YOUR OWN TAX ADVISER ABOUT YOUR SITUATION, INCLUDING ANY FOREIGN, STATE AND LOCAL TAXES THAT MAY APPLY.




 FOR MORE INFORMATION ABOUT TAXES, PLEASE SEE THE SAI.

--------------------------------------------------------------------------------


HOW TAXES AFFECT YOUR INVESTMENT

Distributions of a Fund's ordinary income and any net short-term capital gain, if any, generally are taxable to you as ordinary income. Although the Funds do not expect to realize any capital gain, any distributions of realized net long-term capital gain, if any, generally are taxable to you as long-term capital gain.

In general, corporate shareholders will not be able to deduct any distributions when determining their taxable income. Fund distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund. Following the end of each year, we'll send you a notice that tells you how much you've received in distributions during the year and their federal tax status. State and local taxes may also apply to distributions.

COLUMBIA MUNICIPAL RESERVES, COLUMBIA TAX-EXEMPT RESERVES, COLUMBIA CALIFORNIA TAX-EXEMPT RESERVES, COLUMBIA NEW YORK TAX-EXEMPT RESERVES

In general, you will not be subject to federal income tax on distributions from Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves and Columbia New York Tax-Exempt Reserves of their tax-exempt interest income. Distributions from Columbia California Tax-Exempt Reserves of its interest income from California municipal securities will not be subject to California state individual income tax. Distributions from Columbia New York Tax-Exempt Reserves of its interest income from New York municipal securities will not be subject to New York State and New York City individual income tax. Distributions from these Funds, however, may be subject to state, local and other taxes.

Although these Funds do not intend to earn any taxable income or capital gain, any distributions of such income or gain generally are subject to tax.

A portion of the distributions from Columbia Municipal Reserves, Columbia California Tax-Exempt Reserves and Columbia New York Tax-Exempt Reserves may also be subject to alternative minimum taxes.

U.S. GOVERNMENT OBLIGATIONS

If you invest in U.S. government obligations directly, interest on those obligations is free from state and local individual income taxes. Distributions you receive that come from interest a Fund earns from U.S. government obligations may not be exempt from these taxes. Please consult with your tax adviser.

WITHHOLDING TAX

We're required by federal law to withhold tax on any distributions and redemption proceeds paid to you (including amounts paid in securities and exchanges) if:

  - you haven't given us a correct Taxpayer Identification Number (TIN), usually your social security or employer identification number, and haven't certified that the TIN is correct and withholding doesn't apply

  - the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records

  - the IRS informs us that you are otherwise subject to backup withholding

The IRS may also impose penalties against you if you don't give us a correct
TIN.

Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.

TAXATION OF REDEMPTIONS AND EXCHANGES

As long as a Fund continually maintains a $1.00 net asset value per share, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your shares of the Fund.

Legal matters

On February 9, 2005, Banc of America Capital Management, LLC ("BACAP" now, The Advisor) and BACAP Distributors, LLC (which has subsequently merged into the Distributor) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the SEC (the "SEC Order"). A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website. Under the terms of the NYAG Settlement and SEC Order, BACAP and BACAP Distributors, LLC have agreed, among other things, to pay disgorgement and civil money penalties, to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices, to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures and to reduce management fees for five years. BACAP and BACAP Distributors, LLC are currently in the process of implementing the various terms of the NYAG Settlement and SEC Order.

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Columbia Funds Series Trust (formerly known as Nations Funds Trust), its Board of Trustees, Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors, LLC (collectively "BAC"). On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust (now known as Columbia Funds Series Trust), the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under the federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action. The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

Separately, a putative class action (Reinke v. Bank of America N.A., et al.) was filed against Nations Funds Trust and others on December 6, 2004 in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. Nations Funds Trust has filed a "motion to dismiss" that is pending. Discovery has recently been initiated. At the present time, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

Financial highlights
(DOLLAR SIGN GRAPHIC)

The financial highlights table is designed to help you understand how the Funds have performed for the past five years or, if shorter, the period of a Fund's operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned, assuming all dividends and distributions had been reinvested. Financial highlights for Market Class Shares of Columbia Tax-Exempt Reserves and Columbia California Tax-Exempt Reserves are not provided because this class of shares for these Funds had not yet commenced operations during the period indicated.

This information has been audited by PricewaterhouseCoopers LLP. The independent registered public accounting firm's report and Columbia Funds financial statements are incorporated by reference into the SAI. Please see the back cover of this prospectus to find out how you can get a copy of the SAI.

COLUMBIA CASH RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                              YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
  MARKET CLASS SHARES                          03/31/05             03/31/04             03/31/03             03/31/02
  Net asset value, beginning of year             $1.00                $1.00                $1.00                $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                  0.0113               0.0055               0.0116               0.0275
  LESS DISTRIBUTIONS:
  Dividends from net investment income         (0.0113)             (0.0055)             (0.0116)             (0.0275)
  Net asset value, end of year                   $1.00                $1.00                $1.00                $1.00
  TOTAL RETURN++                                 1.13%                0.55%                1.17%                2.78%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000's)              $13                  $32              $3,774,034           $3,844,641
  Ratio of operating expenses to average
    net assets(a)                                0.65%              0.65%(c)             0.65%(b)             0.65%(b)
  Ratio of net investment income/(loss)
    to average net assets                        0.90%                0.56%                1.17%                2.47%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements(a)                    0.72%                0.71%                0.71%                0.72%

                                               YEAR ENDED
  MARKET CLASS SHARES                           03/31/01
  Net asset value, beginning of year              $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                   0.0583
  LESS DISTRIBUTIONS:
  Dividends from net investment income          (0.0583)
  Net asset value, end of year                    $1.00
  TOTAL RETURN++                                  5.99%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000's)           $3,342,882
  Ratio of operating expenses to average
    net assets(a)                                 0.65%
  Ratio of net investment income/(loss)
    to average net assets                         5.77%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements(a)                     0.72%

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
(a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
(b) The effect of interest expense on the operating expense ratio was less than 0.01%.
(c) The reimbursement from the investment adviser is included in the ratio of operating expenses to average net assets (with waivers). The effect of this reimbursement on the operating expense ratio (with waivers) was less than 0.01%.

COLUMBIA MONEY MARKET RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                             PERIOD ENDED         YEAR ENDED          YEAR ENDED          YEAR ENDED
  MARKET CLASS SHARES                         09/25/03*            03/31/03            03/31/02            03/31/01
  Net asset value, beginning of period          $1.00               $1.00               $1.00               $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                  0.0028              0.0109              0.0266              0.0580
  LESS DISTRIBUTIONS:
  Dividends from net investment income         (0.0028)            (0.0109)            (0.0266)            (0.0580)
  Net asset value, end of period                $1.00               $1.00               $1.00               $1.00
  TOTAL RETURN++                                0.28%               1.11%               2.69%               5.96%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)           $--#             $1,235,160          $1,422,125          $1,292,998
  Ratio of operating expenses to average
    net assets(a)                               0.65%+             0.65%(b)             0.65%              0.65%(b)
  Ratio of net investment income/(loss)
    to average net assets                       0.53%+              1.09%               2.40%               5.74%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements(a)                   0.72%+              0.71%               0.73%               0.72%

                                               YEAR ENDED
  MARKET CLASS SHARES                           03/31/00
  Net asset value, beginning of period           $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                   0.0490
  LESS DISTRIBUTIONS:
  Dividends from net investment income          (0.0490)
  Net asset value, end of period                 $1.00
  TOTAL RETURN++                                 5.01%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)         $1,021,002
  Ratio of operating expenses to average
    net assets(a)                               0.65%(b)
  Ratio of net investment income/(loss)
    to average net assets                        5.19%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements(a)                    0.78%

* Columbia Money Market Reserves Market Class Shares were fully redeemed on September 25, 2003.
+ Annualized.
++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
(a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
(b) The effect of interest expense on the operating expense ratio was less than 0.01%.
# Amount represents less than $500.

COLUMBIA TREASURY RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                             PERIOD ENDED          YEAR ENDED           YEAR ENDED           YEAR ENDED
  MARKET CLASS SHARES                          09/25/03*            03/31/03             03/31/02             03/31/01
  Net asset value, beginning of period           $1.00                $1.00                $1.00                $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                  0.0027               0.0106               0.0257               0.0557
  LESS DISTRIBUTIONS:
  Dividends from net investment income         (0.0027)             (0.0106)             (0.0257)             (0.0557)
  Net asset value, end of period                 $1.00                $1.00                $1.00                $1.00
  TOTAL RETURN++                                 0.27%                1.06%                2.60%                5.72%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)           $--#              $1,334,965           $1,381,945           $1,369,949
  Ratio of operating expenses to average
    net assets(a)                               0.65%+                0.65%                0.65%              0.65%(b)
  Ratio of net investment income/(loss)
    to average net assets                       0.49%+                1.07%                2.36%                5.54%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements(a)                   0.72%+                0.71%                0.72%                0.72%

                                               YEAR ENDED
  MARKET CLASS SHARES                           03/31/00
  Net asset value, beginning of period            $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                   0.0459
  LESS DISTRIBUTIONS:
  Dividends from net investment income          (0.0459)
  Net asset value, end of period                  $1.00
  TOTAL RETURN++                                  4.68%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)         $1,511,932
  Ratio of operating expenses to average
    net assets(a)                               0.65%(b)
  Ratio of net investment income/(loss)
    to average net assets                         4.61%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements(a)                     0.73%

* Columbia Treasury Reserves Market Class Shares were fully redeemed on September 25, 2003.
+ Annualized.
++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
(a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
(b) The effect of interest expense on the operating expense ratio was less than 0.01%.
# Amount represents less than $500.

COLUMBIA GOVERNMENT RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                             PERIOD ENDED          YEAR ENDED           YEAR ENDED           YEAR ENDED
  MARKET CLASS SHARES                          09/25/03*            03/31/03             03/31/02             03/31/01
  Net asset value, beginning of period           $1.00                $1.00                $1.00                $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                  0.0028               0.0106               0.0258               0.0570
  LESS DISTRIBUTIONS:
  Dividends from net investment income         (0.0028)             (0.0106)             (0.0258)             (0.0570)
  Net asset value, end of period                 $1.00                $1.00                $1.00                $1.00
  TOTAL RETURN++                                 0.28%                1.07%                2.61%                5.85%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)           $--#               $502,090             $561,082             $488,016
  Ratio of operating expenses to average
    net assets(a)                               0.65%+                0.65%                0.65%              0.65%(b)
  Ratio of net investment income/(loss)
    to average net assets                       0.51%+                1.08%                2.25%                5.61%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements(a)                   0.72%+                0.72%                0.73%                0.74%

                                               YEAR ENDED
  MARKET CLASS SHARES                           03/31/00
  Net asset value, beginning of period            $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                   0.0471
  LESS DISTRIBUTIONS:
  Dividends from net investment income          (0.0471)
  Net asset value, end of period                  $1.00
  TOTAL RETURN++                                  4.81%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)          $370,000
  Ratio of operating expenses to average
    net assets(a)                               0.65%(b)
  Ratio of net investment income/(loss)
    to average net assets                         4.81%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements(a)                     0.74%

* Columbia Government Reserves Market Class Shares were fully redeemed on September 25, 2003.
+ Annualized.
++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
(a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
(b) The effect of interest expense on the operating expense ratio was less than 0.01%.
# Amount represents less than $500.

COLUMBIA MUNICIPAL RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                             PERIOD ENDED          YEAR ENDED           YEAR ENDED           YEAR ENDED
  MARKET CLASS SHARES                          09/25/03*            03/31/03             03/31/02             03/31/01
  Net asset value, beginning of period           $1.00                $1.00                $1.00                $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                  0.0023               0.0083               0.0170               0.0347
  LESS DISTRIBUTIONS:
  Dividends from net investment income         (0.0023)             (0.0083)             (0.0170)             (0.0347)
  Net asset value, end of period                 $1.00                $1.00                $1.00                $1.00
  TOTAL RETURN++                                 0.23%                0.83%                1.72%                3.52%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)           $--#               $150,014             $223,008             $169,001
  Ratio of operating expenses to average
    net assets                                  0.65%+                0.65%                0.65%                0.65%
  Ratio of net investment income/(loss)
    to average net assets                       0.43%+                0.78%                1.58%                3.48%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                      0.72%+                0.73%                0.75%                0.74%

                                               YEAR ENDED
  MARKET CLASS SHARES                           03/31/00
  Net asset value, beginning of period            $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                   0.0284
  LESS DISTRIBUTIONS:
  Dividends from net investment income          (0.0284)
  Net asset value, end of period                  $1.00
  TOTAL RETURN++                                  2.87%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)          $149,000
  Ratio of operating expenses to average
    net assets                                    0.65%
  Ratio of net investment income/(loss)
    to average net assets                         2.84%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                        0.75%

* Columbia Municipal Reserves Market Class Shares were fully redeemed on September 25, 2003.
 + Annualized.
++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
# Amount represents less than $500.

COLUMBIA NEW YORK

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
TAX-EXEMPT RESERVES

                                                 YEAR ENDED                YEAR ENDED               PERIOD ENDED
  MARKET CLASS SHARES                             03/31/05                03/31/04***                12/22/02**
  Net asset value, beginning of period             $1.00                     $1.00                     $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                     0.0800                    0.0025                    0.0068
  LESS DISTRIBUTIONS:
  Dividends from net investment income            (0.0080)                  (0.0025)                  (0.0068)
  Net asset value, end of period                   $1.00                     $1.00                     $1.00
  TOTAL RETURN++                                   0.80%                     0.25%                     0.68%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)            $11,469                   $12,970                     $--#
  Ratio of operating expenses to average
    net assets                                     0.65%                     0.65%+                    0.58%+
  Ratio of net investment income/(loss)
    to average net assets                          0.82%                     0.48%+                    0.82%+
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                         0.98%                     0.78%+                    1.23%+

                                                 PERIOD ENDED
  MARKET CLASS SHARES                             03/31/02*
  Net asset value, beginning of period              $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                      0.0008
  LESS DISTRIBUTIONS:
  Dividends from net investment income             (0.0008)
  Net asset value, end of period                    $1.00
  TOTAL RETURN++                                    0.08%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)                $1
  Ratio of operating expenses to average
    net assets                                      0.65%+
  Ratio of net investment income/(loss)
    to average net assets                           0.58%+
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                          4.96%+

* Columbia New York Tax-Exempt Reserves Market Class Shares commenced operations on February 15, 2002.
** Columbia New York Tax-Exempt Reserves Market Class Shares were fully redeemed on December 22, 2002.
*** Columbia New York Tax-Exempt Reserves Market Class recommenced operations on August 25, 2003.
+ Annualized.
++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
# Amount represents less than $500.

Additional hypothetical fees and expense information

The supplemental hypothetical investment information on the following pages provides additional information about the effect of the fees and expenses of each Fund, including investment advisory fees and other Fund costs, on the Funds' returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in the class of the Funds assuming a 5% return each year, the hypothetical year-end balance before fees and expenses and the cumulative return after fees and expenses. The charts also assume that the annual expense ratios stay the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratio used for each Fund, which is the same as that stated in the Annual Fund Operating Expenses tables, is reflected in the charts and is net of any contractual fee waiver or expense reimbursement. Your actual costs may be higher or lower.

COLUMBIA CASH RESERVES -- MARKET CLASS SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              0.65%                            $10,000.00                              5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-   CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE     AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES        FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00              4.35%            $10,435.00      $ 66.41
       2           10.25%            $11,025.00              8.89%            $10,888.92      $ 69.30
       3           15.76%            $11,576.25             13.63%            $11,362.59      $ 72.32
       4           21.55%            $12,155.06             18.57%            $11,856.86      $ 75.46
       5           27.63%            $12,762.82             23.73%            $12,372.64      $ 78.75
       6           34.01%            $13,400.96             29.11%            $12,910.85      $ 82.17
       7           40.71%            $14,071.00             34.72%            $13,472.47      $ 85.75
       8           47.75%            $14,774.55             40.59%            $14,058.52      $ 89.48
       9           55.13%            $15,513.28             46.70%            $14,670.07      $ 93.37
      10           62.89%            $16,288.95             53.08%            $15,308.21      $ 97.43
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                         $ 5,308.21
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                           $810.43

COLUMBIA MONEY MARKET RESERVES -- MARKET CLASS SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              0.65%                            $10,000.00                              5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-   CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE     AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES        FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00              4.35%            $10,435.00      $ 66.41
       2           10.25%            $11,025.00              8.89%            $10,888.92      $ 69.30
       3           15.76%            $11,576.25             13.63%            $11,362.59      $ 72.32
       4           21.55%            $12,155.06             18.57%            $11,856.86      $ 75.46
       5           27.63%            $12,762.82             23.73%            $12,372.64      $ 78.75
       6           34.01%            $13,400.96             29.11%            $12,910.85      $ 82.17
       7           40.71%            $14,071.00             34.72%            $13,472.47      $ 85.75
       8           47.75%            $14,774.55             40.59%            $14,058.52      $ 89.48
       9           55.13%            $15,513.28             46.70%            $14,670.07      $ 93.37
      10           62.89%            $16,288.95             53.08%            $15,308.21      $ 97.43
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                         $ 5,308.21
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                           $810.43

COLUMBIA TREASURY RESERVES -- MARKET CLASS SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT     ASSUMED RATE OF RETURN
              0.65%                            $10,000.00                             5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-   CUMULATIVE RETURN  HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE    AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES        FEES AND EXPENSES       EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00             4.35%            $10,435.00      $ 66.41
       2           10.25%            $11,025.00             8.89%            $10,888.92      $ 69.30
       3           15.76%            $11,576.25            13.63%            $11,362.59      $ 72.32
       4           21.55%            $12,155.06            18.57%            $11,856.86      $ 75.46
       5           27.63%            $12,762.82            23.73%            $12,372.64      $ 78.75
       6           34.01%            $13,400.96            29.11%            $12,910.85      $ 82.17
       7           40.71%            $14,071.00            34.72%            $13,472.47      $ 85.75
       8           47.75%            $14,774.55            40.59%            $14,058.52      $ 89.48
       9           55.13%            $15,513.28            46.70%            $14,670.07      $ 93.37
      10           62.89%            $16,288.95            53.08%            $15,308.21      $ 97.43
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                        $ 5,308.21
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                          $810.43

COLUMBIA GOVERNMENT RESERVES -- MARKET CLASS SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT     ASSUMED RATE OF RETURN
              0.65%                            $10,000.00                             5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-   CUMULATIVE RETURN  HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE    AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES        FEES AND EXPENSES       EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00             4.35%            $10,435.00      $ 66.41
       2           10.25%            $11,025.00             8.89%            $10,888.92      $ 69.30
       3           15.76%            $11,576.25            13.63%            $11,362.59      $ 72.32
       4           21.55%            $12,155.06            18.57%            $11,856.86      $ 75.46
       5           27.63%            $12,762.82            23.73%            $12,372.64      $ 78.75
       6           34.01%            $13,400.96            29.11%            $12,910.85      $ 82.17
       7           40.71%            $14,071.00            34.72%            $13,472.47      $ 85.75
       8           47.75%            $14,774.55            40.59%            $14,058.52      $ 89.48
       9           55.13%            $15,513.28            46.70%            $14,670.07      $ 93.37
      10           62.89%            $16,288.95            53.08%            $15,308.21      $ 97.43
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                        $ 5,308.21
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                          $810.43

COLUMBIA MUNICIPAL RESERVES -- MARKET CLASS SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              0.65%                            $10,000.00                              5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-   CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE     AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES        FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00              4.35%            $10,435.00      $ 66.41
       2           10.25%            $11,025.00              8.89%            $10,888.92      $ 69.30
       3           15.76%            $11,576.25             13.63%            $11,362.59      $ 72.32
       4           21.55%            $12,155.06             18.57%            $11,856.86      $ 75.46
       5           27.63%            $12,762.82             23.73%            $12,372.64      $ 78.75
       6           34.01%            $13,400.96             29.11%            $12,910.85      $ 82.17
       7           40.71%            $14,071.00             34.72%            $13,472.47      $ 85.75
       8           47.75%            $14,774.55             40.59%            $14,058.52      $ 89.48
       9           55.13%            $15,513.28             46.70%            $14,670.07      $ 93.37
      10           62.89%            $16,288.95             53.08%            $15,308.21      $ 97.43
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                         $ 5,308.21
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                           $810.43

COLUMBIA TAX-EXEMPT RESERVES -- MARKET CLASS SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT     ASSUMED RATE OF RETURN
              0.65%                            $10,000.00                             5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-  CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE    AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES       FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00             4.35%            $10,435.00      $ 66.41
       2           10.25%            $11,025.00             8.89%            $10,888.92      $ 69.30
       3           15.76%            $11,576.25            13.63%            $11,362.59      $ 72.32
       4           21.55%            $12,155.06            18.57%            $11,856.86      $ 75.46
       5           27.63%            $12,762.82            23.73%            $12,372.64      $ 78.75
       6           34.01%            $13,400.96            29.11%            $12,910.85      $ 82.17
       7           40.71%            $14,071.00            34.72%            $13,472.47      $ 85.75
       8           47.75%            $14,774.55            40.59%            $14,058.52      $ 89.48
       9           55.13%            $15,513.28            46.70%            $14,670.07      $ 93.37
      10           62.89%            $16,288.95            53.08%            $15,308.21      $ 97.43
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                        $ 5,308.21
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                          $810.43

COLUMBIA CALIFORNIA TAX-EXEMPT RESERVES -- MARKET CLASS SHARES

      ANNUAL EXPENSE RATIO        INITIAL HYPOTHETICAL INVESTMENT AMOUNT       ASSUMED RATE OF RETURN
              0.65%                             $10,000.00                               5%
              CUMULATIVE RETURN   HYPOTHETICAL YEAR-    CUMULATIVE RETURN   HYPOTHETICAL YEAR-     ANNUAL
               BEFORE FEES AND    END BALANCE BEFORE     AFTER FEES AND      END BALANCE AFTER    FEES AND
     YEAR         EXPENSES         FEES AND EXPENSES        EXPENSES         FEES AND EXPENSES    EXPENSES
       1            5.00%             $10,500.00              4.35%             $10,435.00        $ 66.41
       2           10.25%             $11,025.00              8.89%             $10,888.92        $ 69.30
       3           15.76%             $11,576.25             13.63%             $11,362.59        $ 72.32
       4           21.55%             $12,155.06             18.57%             $11,856.86        $ 75.46
       5           27.63%             $12,762.82             23.73%             $12,372.64        $ 78.75
       6           34.01%             $13,400.96             29.11%             $12,910.85        $ 82.17
       7           40.71%             $14,071.00             34.72%             $13,472.47        $ 85.75
       8           47.75%             $14,774.55             40.59%             $14,058.52        $ 89.48
       9           55.13%             $15,513.28             46.70%             $14,670.07        $ 93.37
      10           62.89%             $16,288.95             53.08%             $15,308.21        $ 97.43
    TOTAL GAIN BEFORE FEES &
             EXPENSES                 $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                           $ 5,308.21
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                               $810.43

COLUMBIA NEW YORK TAX-EXEMPT RESERVES -- MARKET CLASS SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              0.65%                            $10,000.00                              5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-   CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE     AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES        FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00              4.35%            $10,435.00      $ 66.41
       2           10.25%            $11,025.00              8.89%            $10,888.92      $ 69.30
       3           15.76%            $11,576.25             13.63%            $11,362.59      $ 72.32
       4           21.55%            $12,155.06             18.57%            $11,856.86      $ 75.46
       5           27.63%            $12,762.82             23.73%            $12,372.64      $ 78.75
       6           34.01%            $13,400.96             29.11%            $12,910.85      $ 82.17
       7           40.71%            $14,071.00             34.72%            $13,472.47      $ 85.75
       8           47.75%            $14,774.55             40.59%            $14,058.52      $ 89.48
       9           55.13%            $15,513.28             46.70%            $14,670.07      $ 93.37
      10           62.89%            $16,288.95             53.08%            $15,308.21      $ 97.43
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                         $ 5,308.21
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                           $810.43

--------------------------------------------------------------------------------

THIS GLOSSARY INCLUDES EXPLANATIONS OF THE IMPORTANT TERMS THAT MAY BE USED IN THIS PROSPECTUS. SOME OF THE TERMS EXPLAINED MAY APPLY TO COLUMBIA FUNDS NOT INCLUDED IN THIS PROSPECTUS.

--------------------------------------------------------------------------------


Terms used in this prospectus
(BOOK GRAPHIC)

80% POLICY -- Rule 35d-1 under the 1940 Act (the "Names Rule"), requires certain Funds to adopt an investment policy requiring that, under normal circumstances, at least 80% of its assets will be invested in the type of investment suggested by its name. In most cases, the Names Rule gives affected Funds the option to either (i) declare the 80% Policy a fundamental policy, which means it can only be changed by shareholder approval, or (ii) commit to provide notice to shareholders before changing the 80% Policy. In some cases, the Names Rule requires affected Funds to declare their 80% Policy a fundamental policy. The SAI identifies each Fund that has adopted an 80% Policy as a fundamental policy as well as each Fund that has committed to provide notice to shareholders before changing its 80% Policy.

AMORTIZED COST METHOD -- under Rule 2a-7 of the 1940 Act, the method of calculating an investment company's net asset value whereby portfolio securities are valued at the Fund's acquisition cost as adjusted for amortization of premium or accretion of discount rather than at their value based on current market factors.

AVERAGE DOLLAR-WEIGHTED MATURITY -- the average length of time until the debt securities held by a Fund reach maturity. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.

BANK OBLIGATION -- a money market instrument issued by a bank, including certificates of deposit, time deposits and bankers' acceptances.

CAPITAL GAIN OR LOSS -- the difference between the purchase price of a security and its selling price. You realize a capital gain when you sell a security for more than you paid for it. You realize a capital loss when you sell a security for less than you paid for it.

COMMERCIAL PAPER -- a short-term debt security issued by banks, corporations, municipalities and other borrowers.

COMMON STOCK -- a security that represents part equity ownership in a company. Common stock typically allows you to vote at shareholder meetings and to share in the company's profits by receiving dividends.

DEBT SECURITY -- when you invest in a debt security, you are typically lending your money to a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as U.S. Treasury obligations and commercial paper. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

EQUITY SECURITY -- an investment that gives you an equity ownership right in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.

FIRST-TIER SECURITY -- under Rule 2a-7 of the 1940 Act, a debt security that is an eligible investment for money market funds and has received a rating in the highest short-term rating category from a nationally recognized statistical rating organization (NRSRO) or if unrated, is determined by the fund's portfolio management team to be of comparable quality, or is a money market fund issued by a registered investment company, or is a government security.

FIXED INCOME SECURITY -- an intermediate to long-term debt security that matures in more than one year.

GUARANTEED INVESTMENT CONTRACT -- an investment instrument issued by a rated insurance company in return for a payment by an investor.

HIGH QUALITY -- includes municipal securities that are rated in the top two highest short-term debt categories according to an NRSRO such as Standard & Poor's Corporation or Moody's Investors Service, Inc. The portfolio management team may consider an unrated municipal security if it is determined to be of comparable quality, based upon guidelines approved by the Fund's Board. Please see the SAI for more information about credit ratings.

INSTRUMENTALITY -- an instrumentality of the U.S. government is a government agency organized under federal charter with government supervision.

LIQUIDITY -- a measurement of how easily a security can be bought or sold at a price that is close to its market value.

MONEY MARKET INSTRUMENT -- a short-term debt security that is considered to mature in 13 months or less. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and certain municipal securities. For Columbia Treasury Reserves and Columbia Government Reserves, money market instruments do not include either commercial paper or municipal securities.

MUNICIPAL SECURITY (OBLIGATION) -- a debt security issued by state or local governments or governmental authorities to pay for public projects and services. "General obligations" are typically backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income from these securities is exempt from federal income taxes and is generally exempt from state taxes if you live in the state that issued the security. If you live in the municipality that issued the security, interest income may also be exempt from local taxes.

NON-DIVERSIFIED -- a fund that holds securities of fewer issuers or kinds of issuers than other kinds of funds. Non-diversified funds tend to have greater price swings than more diversified funds because events affecting one or more of its securities may have a disproportionately large effect on the fund.

PARTICIPATION -- a pass-through certificate representing a share in a pool of debt obligations or other instruments.

PASS-THROUGH CERTIFICATE -- securitized mortgages or other debt securities with interest and principal paid by a servicing intermediary shortly after interest payments are received from borrowers.

PRIVATE ACTIVITY BOND -- a municipal security that is used to finance private projects or other projects that aren't qualified for tax purposes. Interest on private activity bonds is generally taxable, unless it is specifically exempted, or may be treated as a tax preference item for federal alternative minimum tax purposes.

REPURCHASE AGREEMENT -- a short-term (often overnight) investment arrangement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return.

REVERSE REPURCHASE AGREEMENT -- a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price.

SECOND-TIER SECURITY -- under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds, but is not a first-tier security.

SETTLEMENT DATE -- the date on which an order is settled either by payment or delivery of securities.

SPECIAL PURPOSE ISSUER -- an entity organized solely to issue asset-backed securities on a pool of assets it owns.

TRADE DATE -- the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

U.S. GOVERNMENT OBLIGATIONS -- a wide range of debt securities that include U.S. Treasury obligations, securities issued or guaranteed by various agencies of the U.S. government, or by various instrumentalities which have been established or sponsored by the U.S. government. Securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. government.

U.S. TREASURY OBLIGATION -- a debt security issued or guaranteed by the U.S. Treasury. U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. government.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

COLUMBIA MANAGEMENT.




Where to find more information

You'll find more information about Columbia Money Market Funds in the following documents: Annual and semi-annual reports



 The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the independent registered public accounting firm's reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the period covered.

 Statement of Additional Information

 The SAI contains additional information about the Funds and their policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.

 You can obtain a free copy of these documents, request other information about the Funds and make shareholder inquiries by contacting Columbia Funds:

 By telephone:
 1.800.353.0828 (Institutional Investors)
 1.800.345.6611 (Individual Investors)

 By mail:
 COLUMBIA FUNDS
 C/O COLUMBIA FUNDS SERVICES
 P.O. BOX 8081
 BOSTON, MA 02266-8081

On the Internet: www.columbiafunds.com


Information about the Funds can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


SEC file number: 811-09645
Columbia Funds Series Trust

PRO-36/91578-1105

[GRAPHIC]
COLUMBIA MANAGEMENT.

--------------------------------
Money Market Funds

Prospectus -- Daily Class Shares

December 30, 2005
--------------------------------


Columbia Cash Reserves
(formerly, Nations Cash Reserves)

Columbia Money Market Reserves
(formerly, Nations Money Market Reserves)

Columbia Treasury Reserves
(formerly, Nations Treasury Reserves)

Columbia Government Reserves
(formerly, Nations Government Reserves)

Columbia Municipal Reserves
(formerly, Nations Municipal Reserves)

Columbia Tax-Exempt Reserves
(formerly, Nations Tax-Exempt Reserves)

Columbia California Tax-Exempt Reserves
(formerly, Nations California Tax-Exempt Reserves)

Columbia New York Tax-Exempt Reserves
(formerly, Nations New York Tax-Exempt Reserves)

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE.

ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[GRAPHIC]
------------------------------------
NOT FDIC-INSURED | MAY LOSE VALUE
                 | NO BANK GUARANTEE
------------------------------------

AN OVERVIEW OF THE FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TERMS USED IN THIS PROSPECTUS

IN THIS PROSPECTUS, WE, US AND OUR REFER TO THE COLUMBIA FUNDS FAMILY (COLUMBIA FUNDS OR COLUMBIA FUNDS FAMILY). SOME OTHER IMPORTANT TERMS WE'VE USED MAY BE NEW TO YOU. THESE ARE PRINTED IN ITALICS WHERE THEY FIRST APPEAR IN A SECTION AND ARE DESCRIBED IN TERMS USED IN THIS PROSPECTUS.




 YOU'LL FIND TERMS USED IN THIS PROSPECTUS ON PAGE 61.

YOUR INVESTMENT IN THESE FUNDS IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, N.A. (BANK OF AMERICA), THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. YOUR INVESTMENT MAY LOSE MONEY.

AFFILIATES OF BANK OF AMERICA ARE PAID FOR THE SERVICES THEY PROVIDE TO THE
FUNDS.

--------------------------------------------------------------------------------

This booklet, which is called a prospectus, tells you about some Columbia Money Market Funds. Please read it carefully, because it contains information that's designed to help you make informed investment decisions.

This prospectus offers Daily Class Shares of the Funds. This class of shares is designed primarily for financial institutions and intermediaries for their own accounts, and for certain of their client accounts. Please turn to BUYING, SELLING AND EXCHANGING SHARES for more information about who is eligible to buy this class of shares.

ABOUT THE FUNDS

The Money Market Funds seek to provide income while protecting the principal of your original investment by investing in money market instruments.

Money market instruments include short-term debt securities that are U.S. government issued or guaranteed or have relatively low risk. Your original investment and your return aren't guaranteed, however, and returns will vary as short-term interest rates change. Over time, the return on money market funds may be lower than the return on other kinds of mutual funds or investments.

ARE THESE FUNDS RIGHT FOR YOU?

Not every Fund is right for every investor. When you're choosing a Fund to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.

The Money Market Funds may be suitable for you if:

  - you're looking for a relatively low risk investment with stability of principal

  - you have short-term income needs

They may not be suitable for you if:

  - you're looking for higher returns and are prepared to assume a higher level of investment risk

  - you're more comfortable with bank deposits that are FDIC-insured

You'll find a discussion of each Fund's investment objective, principal investment strategies and principal risks in the Fund descriptions that start on page 4.

FOR MORE INFORMATION

If you have any questions about the Funds, please call us at 1.800.353.0828 if you're an institutional investor, or 1.800.345.6611 if you're an individual investor. You can also contact your investment professional.

You'll find more information about the Funds in the Statement of Additional Information (SAI). The SAI includes more detailed information about each Fund's investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.

WHAT'S INSIDE
--------------------------------------------------------------------------------

About the Funds
(FILE FOLDER GRAPHIC)

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT ADVISORS, LLC

COLUMBIA MANAGEMENT ADVISORS, LLC (THE ADVISER) IS THE INVESTMENT ADVISER TO EACH OF THE FUNDS. THE ADVISER IS RESPONSIBLE FOR THE OVERALL MANAGEMENT AND SUPERVISION OF THE INVESTMENT MANAGEMENT OF EACH FUND.




 YOU'LL FIND MORE ABOUT THE ADVISER STARTING ON PAGE 35.

--------------------------------------------------------------------------------


COLUMBIA CASH RESERVES                                           4
------------------------------------------------------------------
COLUMBIA MONEY MARKET RESERVES                                   7
------------------------------------------------------------------
COLUMBIA TREASURY RESERVES                                      10
------------------------------------------------------------------
COLUMBIA GOVERNMENT RESERVES                                    13
------------------------------------------------------------------
COLUMBIA MUNICIPAL RESERVES                                     17
------------------------------------------------------------------
COLUMBIA TAX-EXEMPT RESERVES                                    21
------------------------------------------------------------------
COLUMBIA CALIFORNIA TAX-EXEMPT RESERVES                         25
------------------------------------------------------------------
COLUMBIA NEW YORK TAX-EXEMPT RESERVES                           29
------------------------------------------------------------------
OTHER IMPORTANT INFORMATION                                     33
------------------------------------------------------------------
HOW THE FUNDS ARE MANAGED                                       35

About your investment
(DOLLAR SIGN GRAPHIC)

INFORMATION FOR INVESTORS
  Buying, selling and exchanging shares                         37
     How orders are processed                                   39
  How selling and servicing agents are paid                     45
  Distributions and taxes                                       47
  Legal matters                                                 50
------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                            51
------------------------------------------------------------------
ADDITIONAL HYPOTHETICAL FEES AND EXPENSE INFORMATION            56
------------------------------------------------------------------
TERMS USED IN THIS PROSPECTUS                                   61
------------------------------------------------------------------
WHERE TO FIND MORE INFORMATION                          BACK COVER

COLUMBIA CASH RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 35.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

THE FUND IS LISTED ON THE NATIONAL ASSOCIATION OF INSURANCE COMMISSIONERS' APPROVED LIST OF MONEY MARKET MUTUAL FUNDS.

FIRST-TIER SECURITIES

A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN A RATING IN THE HIGHEST CREDIT RATING CATEGORY BY A NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATION (NRSRO) OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. These securities include primarily:

  - commercial paper

  - bank obligations

  - short-term debt securities, including instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or instruments backed by, the securities and other assets owned by these issuers

  - short-term taxable municipal securities

  - repurchase agreements secured by first-tier securities, U.S. government obligations or U.S. Treasury obligations

The Fund may also invest in other money market funds, consistent with its investment objective and strategies. When the portfolio management team believes market conditions warrant, the Fund may invest more than 25% of its assets in U.S. dollar denominated bank obligations, including obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------



 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia Cash Reserves has the following risks:

      - INVESTMENT STRATEGY RISK -- Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.353.0828 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.345.6611 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Daily Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               2000     2001     2002     2003     2004
               ----     ----     ----     ----     ----
               5.84%    3.60%    1.21%    0.48%    0.65%



              *Year-to-date return as of June 30, 2005: 0.98%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 4TH QUARTER 2000:                1.50%
         WORST: 2ND QUARTER 2004:               0.08%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                                              LIFE OF
                                                           1 YEAR   5 YEARS    FUND*
         DAILY CLASS SHARES                                0.65%     2.33%     2.63%




      *THE INCEPTION DATE OF DAILY CLASS SHARES IS APRIL 12, 1999.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Daily Class Shares can be found in the section ADDITIONAL
                   HYPOTHETICAL FEES AND EXPENSE INFORMATION following the FINANCIAL HIGHLIGHTS.

         SHAREHOLDER FEES                                              Daily Class
         (Fees paid directly from your investment)                       Shares
         Maximum sales charge (load) imposed on purchases                  N/A



         Maximum deferred sales charge (load)                              N/A



         ANNUAL FUND OPERATING EXPENSES(1)
         (Expenses that are deducted from the Fund's assets)



         Management fees(2)                                               0.25%



         Distribution (12b-1) and shareholder servicing fees              0.60%



         Other expenses                                                   0.02%
                                                                         -------



         Total annual Fund operating expenses                             0.87%



         Fee waivers and/or reimbursements                               (0.07)%
                                                                         -------



         Total net expenses(3)                                            0.80%
                                                                         =======

      (1)The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (2)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Daily Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         DAILY CLASS SHARES                      $82      $271      $475      $1,066

COLUMBIA MONEY MARKET RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 35.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

THE FUND IS LISTED ON THE NATIONAL ASSOCIATION OF INSURANCE COMMISSIONERS' APPROVED LIST OF MONEY MARKET MUTUAL FUNDS.

FIRST-TIER SECURITIES

A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN A RATING IN THE HIGHEST CREDIT RATING CATEGORY BY AN NRSRO OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. These securities include primarily:

  - commercial paper

  - bank obligations

  - short-term debt securities, including instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or instruments backed by, the securities and other assets owned by these issuers

  - short-term taxable municipal securities

  - repurchase agreements secured by first-tier securities, U.S. government obligations or U.S. Treasury obligations

The Fund may also invest in other money market funds, consistent with its investment objective and strategies. When the portfolio management team believes market conditions warrant, the Fund may invest more than 25% of its assets in U.S. dollar denominated bank obligations, including obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.


The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.


  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------






 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia Money Market Reserves has the following risks:

      - INVESTMENT STRATEGY RISK -- Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.353.0828 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.345.6611 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Daily Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               2000     2001     2002     2003     2004
               ----     ----     ----     ----     ----
               5.83%    3.53%    1.12%    0.45%    0.63%



              *Year-to-date return as of June 30, 2005: 0.97%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 3RD QUARTER 2000:           1.50%
         WORST: 2ND QUARTER 2004:          0.08%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                                              LIFE OF
                                                           1 YEAR   5 YEARS    FUND*
         DAILY CLASS SHARES                                0.63%     2.29%     2.50%




      *THE INCEPTION DATE OF DAILY CLASS SHARES IS JULY 21, 1999.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Daily Class Shares can be found in the section ADDITIONAL
                   HYPOTHETICAL FEES AND EXPENSE INFORMATION following the FINANCIAL HIGHLIGHTS.

         SHAREHOLDER FEES                                              Daily Class
         (Fees paid directly from your investment)                       Shares
         Maximum sales charge (load) imposed on purchases                  N/A



         Maximum deferred sales charge (load)                              N/A



         ANNUAL FUND OPERATING EXPENSES(1)
         (Expenses that are deducted from the Fund's assets)



         Management fees(2)                                               0.25%



         Distribution (12b-1) and shareholder servicing fees              0.60%



         Other expenses                                                   0.02%
                                                                         -------



         Total annual Fund operating expenses                             0.87%



         Fee waivers and/or reimbursements                               (0.07)%
                                                                         -------



         Total net expenses(3)                                            0.80%
                                                                         =======

      (1)The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (2)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Daily Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         DAILY CLASS SHARES                      $82      $271      $475      $1,066

COLUMBIA TREASURY RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 35.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

THE FUND IS LISTED ON THE NATIONAL ASSOCIATION OF INSURANCE COMMISSIONERS' APPROVED LIST OF MONEY MARKET MUTUAL FUNDS.

FIRST-TIER SECURITIES

A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN A RATING IN THE HIGHEST CREDIT RATING CATEGORY BY AN NRSRO OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less. Under normal circumstances, the Fund will invest at least 80% of its assets in U.S. Treasury obligations, and repurchase agreements secured by U.S. Treasury obligations.

THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. These securities include primarily:

  - U.S. Treasury obligations

  - repurchase agreements and reverse repurchase agreements secured by U.S. Treasury obligations and U.S. government obligations

  - obligations whose principal and interest are backed by the U.S. government

The Fund may invest in other money market funds that invest in these instruments, consistent with its investment objective and strategies.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------




 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia Treasury Reserves has the following risks:

      - INVESTMENT STRATEGY RISK -- Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      - TAX CONSIDERATIONS -- The distributions paid by the Fund generally come from interest on U.S. government and U.S. Treasury obligations, which may be free from state income tax, but will be subject to federal income tax and may be subject to other state and local taxes. Any portion of a distribution that comes from income paid on other kinds of securities or from realized capital gains generally is subject to federal, state and local taxes. You should consult with your own tax adviser to determine the tax consequences to you of investing in the Fund.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.353.0828 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.345.6611 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Daily Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               2000     2001     2002     2003     2004
               ----     ----     ----     ----     ----
               5.56%    3.36%    1.08%    0.42%    0.55%



              *Year-to-date return as of June 30, 2005: 0.88%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 4TH QUARTER 2000:          1.45%
         WORST: 2ND QUARTER 2004:         0.06%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                                              LIFE OF
                                                           1 YEAR   5 YEARS    FUND*
         DAILY CLASS SHARES                                0.55%     2.17%     2.45%

      *THE INCEPTION DATE OF DAILY CLASS SHARES IS APRIL 12, 1999.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Daily Class Shares can be found in the section ADDITIONAL
                   HYPOTHETICAL FEES AND EXPENSE INFORMATION following the FINANCIAL HIGHLIGHTS.

         SHAREHOLDER FEES                                              Daily Class
         (Fees paid directly from your investment)                       Shares
         Maximum sales charge (load) imposed on purchases                  N/A



         Maximum deferred sales charge (load)                              N/A



         ANNUAL FUND OPERATING EXPENSES(1)
         (Expenses that are deducted from the Fund's assets)



         Management fees(2)                                               0.25%



         Distribution (12b-1) and shareholder servicing fees              0.60%



         Other expenses                                                   0.02%
                                                                         -------



         Total annual Fund operating expenses                             0.87%



         Fee waivers and/or reimbursements                               (0.07)%
                                                                         -------



         Total net expenses(3)                                            0.80%
                                                                         =======

      (1)The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (2)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Daily Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         DAILY CLASS SHARES                      $82      $271      $475      $1,066

COLUMBIA GOVERNMENT RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 35.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

THE FUND IS LISTED ON THE NATIONAL ASSOCIATION OF INSURANCE COMMISSIONERS' APPROVED LIST OF MONEY MARKET MUTUAL FUNDS.

FIRST-TIER SECURITIES

A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN A RATING IN THE HIGHEST CREDIT RATING CATEGORY BY AN NRSRO OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less. Under normal circumstances, the Fund will invest at least 80% of its assets in U.S.
                   government obligations.

THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. These securities include primarily U.S. government obligations and U.S. Treasury obligations, the interest on which is generally free from state income tax.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------




 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia Government Reserves has the following risks:

      - INVESTMENT STRATEGY RISK -- Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      - TAX CONSIDERATIONS -- The distributions paid by the Fund generally come from interest on U.S. government and U.S. Treasury obligations, which may be free from state income tax, but will be subject to federal income tax and may be subject to other state and local taxes. Any portion of a distribution that comes from income paid on other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes. You should consult with your own tax adviser to determine the tax consequences to you of investing in the Fund.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.353.0828 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.345.6611 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Daily Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               2000     2001     2002     2003     2004
               ----     ----     ----     ----     ----
               5.70%    3.44%    1.06%    0.43%    0.60%



              *Year-to-date return as of June 30, 2005: 0.93%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 4TH QUARTER 2000:                1.47%
         WORST: 2ND QUARTER 2004:               0.07%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                                              LIFE OF
                                                           1 YEAR   5 YEARS    FUND*
         DAILY CLASS SHARES                                0.60%     2.22%     2.51%

      *THE INCEPTION DATE OF DAILY CLASS SHARES IS APRIL 12, 1999.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Daily Class Shares can be found in the section ADDITIONAL
                   HYPOTHETICAL FEES AND EXPENSE INFORMATION following the FINANCIAL HIGHLIGHTS.

         SHAREHOLDER FEES                                              Daily Class
         (Fees paid directly from your investment)                       Shares
         Maximum sales charge (load) imposed on purchases                  N/A



         Maximum deferred sales charge (load)                              N/A



         ANNUAL FUND OPERATING EXPENSES(1)
         (Expenses that are deducted from the Fund's assets)



         Management fees(2)                                               0.25%



         Distribution (12b-1) and shareholder servicing fees              0.60%



         Other expenses                                                   0.02%
                                                                         -------



         Total annual Fund operating expenses                             0.87%



         Fee waivers and/or reimbursements                               (0.07)%
                                                                         -------



         Total net expenses(3)                                            0.80%
                                                                         =======

      (1)The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (2)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this agreement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.


--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Daily Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         DAILY CLASS SHARES                      $82      $271      $475      $1,066




COLUMBIA MUNICIPAL RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 35.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

FIRST-TIER SECURITIES

A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN A RATING IN THE HIGHEST CREDIT RATING CATEGORY BY AN NRSRO OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from federal income taxes.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. Under normal circumstances, the Fund will invest at least 80% of its assets in securities that pay interest exempt from federal income tax, other than the federal alternative minimum tax. The Fund invests in municipal securities that, at the time of investment, are considered by the portfolio management team to have minimal credit risk and to be of high quality.

The Fund may invest all or any portion of its assets in municipal securities that finance private projects, called private activity bonds.

The Fund may also invest in instruments issued by certain trusts or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issuance of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------






 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia Municipal Reserves has the following risks:

      - INVESTMENT STRATEGY RISK -- Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      - HOLDING CASH -- The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the portfolio management team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.

      - TAX CONSIDERATIONS -- The distributions paid by the Fund generally come from interest on municipal obligations, which, in turn, generally are free from federal income tax, but may be subject to the federal alternative minimum tax and state, local and other taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains generally is subject to federal, state, local and other taxes. Shares of Columbia Municipal Reserves would not be suitable investments for tax-advantaged accounts or tax-exempt investors. We generally rely on opinions of the issuer's bond counsel that interest on a bond will be exempt from applicable taxes. Tax authorities are paying increased attention to whether such interest is exempt, and we can't assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.353.0828 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.345.6611 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

--------------------------------------------------------------------------------


(BAR GRAPH         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Daily Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               2000     2001     2002     2003     2004
               ----     ----     ----     ----     ----
               3.41%    2.06%    0.75%    0.36%    0.46%



              *Year-to-date return as of June 30, 2005: 0.69%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 4TH QUARTER 2000:                0.90%
         WORST: 1ST QUARTER 2004:               0.05%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                                              LIFE OF
                                                           1 YEAR   5 YEARS    FUND*
         DAILY CLASS SHARES                                0.46%     1.40%     1.56%

      *THE INCEPTION DATE OF DAILY CLASS SHARES IS APRIL 12, 1999.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Daily Class Shares can be found in the section ADDITIONAL
                   HYPOTHETICAL FEES AND EXPENSE INFORMATION following the FINANCIAL HIGHLIGHTS.

         SHAREHOLDER FEES                                              Daily Class
         (Fees paid directly from your investment)                       Shares
         Maximum sales charge (load) imposed on purchases                  N/A



         Maximum deferred sales charge (load)                              N/A



         ANNUAL FUND OPERATING EXPENSES(1)
         (Expenses that are deducted from the Fund's assets)



         Management fees(2)                                               0.25%



         Distribution (12b-1) and shareholder servicing fees              0.60%



         Other expenses                                                   0.03%
                                                                         -------



         Total annual Fund operating expenses                             0.88%



         Fee waivers and/or reimbursements                               (0.08)%
                                                                         -------



         Total net expenses(3)                                            0.80%
                                                                         =======

      (1)The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (2)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Daily Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         DAILY CLASS SHARES                      $82      $273      $480      $1,077

COLUMBIA TAX-EXEMPT RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 35.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

FIRST-TIER SECURITIES

A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN A RATING IN THE HIGHEST CREDIT RATING CATEGORY BY AN NRSRO OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from federal income taxes.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. The Fund normally invests all of its assets in municipal securities which pay interest that is free from federal income and alternative minimum taxes. The Fund invests in municipal securities that, at the time of investment, are considered by the portfolio management team to have minimal credit risk and to be of high quality.

The Fund may also invest in instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issuance of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------






 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia Tax-Exempt Reserves has the following risks:

      - INVESTMENT STRATEGY RISK -- Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      - HOLDING CASH -- The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the portfolio management team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.

      - TAX CONSIDERATIONS -- The distributions paid by the Fund generally come from interest on municipal obligations, which, in turn, generally are free from federal income and alternative minimum taxes, but may be subject to state, local and other taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains generally is subject to federal, state and local taxes. Shares of Columbia Tax-Exempt Reserves would not be suitable investments for tax-advantaged accounts or tax-exempt investors. We generally rely on opinions of the issuer's bond counsel that interest on a bond will be exempt from applicable taxes. Tax authorities are paying increased attention to whether such interest is exempt, and we can't assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

THE INFORMATION ABOUT THE PERFORMANCE FOR THE PERIOD PRIOR TO MAY 10, 2002, REFLECTS PERFORMANCE INFORMATION FOR A PREDECESSOR FUND WHICH WAS REORGANIZED INTO THE FUND ON MAY 10, 2002. THE PREDECESSOR FUND HAD AN IDENTICAL INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.353.0828 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.345.6611 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Daily Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               1996     1997     1998     1999     2000     2001     2002     2003     2004
               ----     ----     ----     ----     ----     ----     ----     ----     ----
               2.72%    2.97%    2.77%    2.58%    3.42%    2.06%    0.70%    0.33%    0.43%



              *Year-to-date return as of June 30, 2005: 0.67%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 4TH QUARTER 2000:                  0.91%
         WORST: 1ST QUARTER 2004:                 0.05%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                                              LIFE OF
                                                           1 YEAR   5 YEARS    FUND*
         DAILY SHARES                                      0.43%     1.38%     2.11%

      *THE INCEPTION DATE OF DAILY CLASS SHARES IS FEBRUARY 10, 1995.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Daily Class Shares can be found in the section ADDITIONAL
                   HYPOTHETICAL FEES AND EXPENSE INFORMATION following the FINANCIAL HIGHLIGHTS.

         SHAREHOLDER FEES                                              Daily Class
         (Fees paid directly from your investment)                       Shares
         Maximum sales charge (load) imposed on purchases                  N/A



         Maximum deferred sales charge (load)                              N/A



         ANNUAL FUND OPERATING EXPENSES(1)
         (Expenses that are deducted from the Fund's assets)



         Management fees(2)                                               0.25%



         Distribution (12b-1) and shareholder servicing fees              0.60%



         Other expenses                                                   0.03%
                                                                         -------



         Total annual Fund operating expenses                             0.88%



         Fee waivers and/or reimbursements                               (0.08)%
                                                                         -------



         Total net expenses(3)                                            0.80%
                                                                         =======

      (1)The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (2)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Daily Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         DAILY CLASS SHARES                      $82      $273      $480      $1,077

COLUMBIA CALIFORNIA TAX-EXEMPT RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 35.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from California state individual income tax and federal income taxes.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

Under normal circumstances, the Fund will invest at least 80% of its assets in securities that pay interest exempt from federal income tax and California state individual income tax. These securities are issued by or on behalf of the State of California, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers.

The Fund may invest up to 20% of its assets in municipal securities that finance private projects, called private activity bonds.

The Fund may also invest in instruments issued by certain trusts or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating local, national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issuance of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------






 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia California Tax-Exempt Reserves has the following risks:

      - INVESTMENT STRATEGY RISK -- This Fund is considered to be non-diversified because it invests most of its assets in securities that pay interest that is free from personal income tax in one state. The value of the Fund and the amount of interest it pays could be affected by the financial conditions of the state, and its local governments and public authorities. Although the Fund tries to maintain a share price of $1.00, an investment in the Fund could lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      - HOLDING CASH -- The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the portfolio management team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.

      - TAX CONSIDERATIONS -- The distributions paid by the Fund generally come from interest on California municipal obligations, which, in turn, generally are free from federal income tax and California state individual income tax, but may be subject to alternative minimum taxes and other state and local taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains generally is subject to federal, state and local taxes. Shares of Columbia California Tax-Exempt Reserves would not be suitable investments for tax-advantaged accounts or tax-exempt investors. We generally rely on opinions of the issuer's bond counsel that interest on a bond will be exempt from applicable taxes. Tax authorities are paying increased attention to whether such interest is exempt, and we can't assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund.

      - STATE-SPECIFIC RISK -- State-specific risk is the chance that the Fund, because it invests primarily in securities issued by California and its municipalities, is more vulnerable to unfavorable developments in California than funds that invest in municipal bonds of many different states. The current finances of California and its municipalities have improved during fiscal year 2004-05, in part due to an improved economy and higher employment rates, which increased tax revenue. California remains the state with the lowest credit rating, however. The Governor's Budget for 2005-06 projects a $6 billion deficit due to structural spending imbalances. The Governor proposes to cut program spending and to shift responsibility for certain obligations to make up the shortfall, but as of June 15, the State Legislature had not approved a final budget for the 2005-06 fiscal year. It is unclear how the current economic conditions may affect the Fund. Adverse conditions affecting California generally could have an impact on the State and California municipal securities.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.353.0828 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.345.6611 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Daily Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               1997     1998     1999     2000     2001     2002     2003     2004
               ----     ----     ----     ----     ----     ----     ----     ----
               2.84%    2.51%    2.26%    2.84%    1.71%    0.66%    0.30%    0.42%



              *Year-to-date return as of June 30, 2005: 0.68%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 4TH QUARTER 2000:           0.77%
         WORST: 1ST QUARTER 2004:          0.04%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                                              LIFE OF
                                                           1 YEAR   5 YEARS    FUND*
         DAILY CLASS SHARES                                0.42%     1.18%     1.72%

      *THE INCEPTION DATE OF DAILY CLASS SHARES IS OCTOBER 2, 1996.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Daily Class Shares can be found in the section ADDITIONAL
                   HYPOTHETICAL FEES AND EXPENSE INFORMATION following the FINANCIAL HIGHLIGHTS.

         SHAREHOLDER FEES                                              Daily Class
         (Fees paid directly from your investment)                       Shares
         Maximum sales charge (load) imposed on purchases                  N/A



         Maximum deferred sales charge (load)                              N/A



         ANNUAL FUND OPERATING EXPENSES(1)
         (Expenses that are deducted from the Fund's assets)



         Management fees(2)                                               0.25%



         Distribution (12b-1) and shareholder servicing fees              0.60%



         Other expenses                                                   0.03%
                                                                         -------



         Total annual Fund operating expenses                             0.88%



         Fee waivers and/or reimbursements                               (0.08)%
                                                                         -------



         Total net expenses(3)                                            0.80%
                                                                         =======

      (1)The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (2)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Daily Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         DAILY CLASS SHARES                      $82      $273      $480      $1,077

COLUMBIA NEW YORK TAX-EXEMPT RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 35.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from New York state individual income tax and federal income taxes.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

Under normal circumstances, the Fund will invest at least 80% of its assets in securities that pay interest that is free from federal income tax and New York state individual income tax. These securities are issued by or on behalf of the State of New York, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers.

The Fund may invest up to 20% of its assets in municipal securities that finance private projects, called private activity bonds.

The Fund may also invest in instruments issued by certain trusts or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating local, national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issuance of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------






 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia New York Tax-Exempt Reserves has the following risks:

      - INVESTMENT STRATEGY RISK -- This Fund is considered to be non-diversified because it invests most of its assets in securities that pay interest that is free from personal income tax in one state. The value of the Fund and the amount of interest it pays could also be affected by the financial conditions of the state, its public authorities and local governments. Although the Fund tries to maintain a share price of $1.00, an investment in the Fund could lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      - HOLDING CASH -- The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the portfolio management team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.

      - TAX CONSIDERATIONS -- The distributions paid by the Fund generally come from interest on New York municipal obligations, which, in turn, generally are free from federal income tax and New York State and New York City individual income tax, but may be subject to alternative minimum taxes and other state and local taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains generally is subject to federal, state and local taxes. Shares of Columbia New York Tax-Exempt Reserves would not be a suitable investment for tax-advantaged accounts or tax-exempt investors. We generally rely on opinions of the issuer's bond counsel that interest on a bond will be exempt from applicable taxes. Tax authorities are paying increased attention to whether such interest is exempt, and we can't assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund.

      - STATE-SPECIFIC RISK -- State-specific risk is the chance that the Fund, because it invests primarily in securities issued by New York State, New York City and New York's other municipalities, is more vulnerable to unfavorable developments in New York than funds that invest in municipal bonds of many different states. Although New York's economy is diverse, with a comparatively large share of the nation's finance, insurance, transportation, communications and services employment and a very small share of the nation's farming and mining activity, adverse conditions affecting any one of these industries could have a negative impact on New York municipal securities. Travel and tourism also constitute an important part of the New York State and City economies. The September 11, 2001 terrorist attack on the World Trade Center in New York City has had and is likely to continue to have an adverse effect on all areas of the New York economy. In this regard, the long recovery from September 11th and the loss of momentum in the national recovery due to corporate governance scandals and international tensions resulted in a lengthening of the State's recession. In addition, State costs for employee pensions have increased dramatically, while costs associated with Medicaid, welfare and other entitlement programs have also risen, reflecting the impact of the national recession and jobless recovery that has followed.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

SINCE DAILY CLASS SHARES OF THE FUND DID NOT HAVE ANY ASSETS AS OF DECEMBER 31, 2004, THE RETURNS SHOWN ARE FOR A CLASS NOT OFFERED IN THIS PROSPECTUS. THE TRUST CLASS SHARES HAVE SIMILAR ANNUAL RETURNS BECAUSE THE SHARES ARE INVESTED IN THE SAME PORTFOLIO OF SECURITIES AND DIFFER ONLY TO THE EXTENT THAT THE CLASSES DO NOT HAVE THE SAME EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.353.0828 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.345.6611 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Trust Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               2003     2004
               ----     ----
               0.84%    0.96%



              *Year-to-date return as of June 30, 2005: 0.92%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 4TH QUARTER 2004:           0.33%
         WORST: 3RD QUARTER 2003:          0.18%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                                            LIFE OF
                                                                   1 YEAR    FUND*
         TRUST CLASS SHARES                                        0.96%     0.98%




      *THE INCEPTION DATE OF TRUST CLASS SHARES IS FEBRUARY 15, 2002.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Daily Class Shares can be found in the section ADDITIONAL
                   HYPOTHETICAL FEES AND EXPENSE INFORMATION following the FINANCIAL HIGHLIGHTS.

         SHAREHOLDER FEES                                              Daily Class
         (Fees paid directly from your investment)                       Shares
         Maximum sales charge (load) imposed on purchases                  N/A



         Maximum deferred sales charge (load)                              N/A



         ANNUAL FUND OPERATING EXPENSES(1)
         (Expenses that are deducted from the Fund's assets)



         Management fees(2)                                               0.25%



         Distribution (12b-1) and shareholder servicing fees              0.60%



         Other expenses                                                   0.28%
                                                                         -------



         Total annual Fund operating expenses                             1.13%



         Fee waivers and/or reimbursements                               (0.33%)
                                                                         -------



         Total net expenses(3)                                            0.80%
                                                                         =======

      (1)The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (2)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Daily Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         DAILY CLASS SHARES                      $82      $326      $590      $1,345

Other important information
(LINE GRAPH GRAPHIC)

You'll find specific information about each Fund's investment objective, principal investment strategies and risks in the descriptions starting on page
4. The following are some other risks and information you should consider before you invest:

      - SPECIAL RULES FOR MONEY MARKET FUNDS -- Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Funds, like all money market funds:

        - may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less

        - must maintain an average dollar-weighted maturity of 90 days or less

        - may normally invest no more than 5% of their total assets in securities of the same issuer, other than U.S. government securities; however, they may invest up to 25% of their total assets in first-tier securities of a single issuer for up to three business days (except for Columbia California Tax-Exempt Reserves and Columbia New York Tax-Exempt Reserves)

        - may generally only invest in U.S. dollar denominated instruments that are determined to have minimal credit risk and are first-tier securities, except for Columbia California Tax-Exempt Reserves and Columbia New York Tax-Exempt Reserves, which also may invest in second-tier securities.

      - CHANGING INVESTMENT OBJECTIVES AND POLICIES -- The investment objective and certain investment policies of any Fund can be changed without shareholder approval. The 80% Policy of certain Funds may be changed without shareholder approval by giving the shareholder at least 60 days notice. The 80% Policy of certain other Funds and other investment policies of any Fund may be changed only with shareholder approval.

      - CHANGING TO A FEEDER FUND -- Unlike traditional mutual funds, which invest in individual securities, a "feeder fund" invests all of its assets in another fund, called a "master portfolio." Other feeder funds generally also invest in a master portfolio. The master portfolio invests in individual securities and has the same investment objective, investment strategies and principal risks as the feeder funds. This structure can help reduce a feeder fund's expenses because its assets are combined with those of other feeder funds. If a master portfolio doesn't attract other feeder funds, however, a feeder fund's expenses could be higher than those of a traditional mutual fund.

        Each Fund may become a feeder fund if the Board decides this would be in the best interest of shareholders. We don't require shareholder approval to make the change, but we'll notify you if it happens. If a

        Fund becomes a feeder fund, it will have the additional risks of investing in a master portfolio.

      - INVESTING DEFENSIVELY -- A Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. A Fund may not achieve its investment objective while it is investing defensively. Any cash a Fund holds for defensive or other reasons may not earn income.

      - BANK OF AMERICA AND ITS AFFILIATES -- Bank of America and its affiliates currently provide services to some or all of the Funds, including investment advisory, distribution, administration, shareholder servicing, sub-transfer agency and brokerage services, and are paid for providing these services. Bank of America and its affiliates also may, at times, provide other services and be compensated for them, including transfer agency, interfund lending and securities lending services, or make loans to the Funds. Finally, Bank of America or its affiliates may serve as counterparties in transactions with Columbia Funds where permitted by law or regulation, and may receive compensation in that capacity.

      - PORTFOLIO SECURITIES DISCLOSURE -- A description of Columbia Funds' policies and procedures with respect to the disclosure of portfolio securities is available in the Funds' SAI and on the Columbia Funds' website at www.columbiafunds.com under Fund Portfolio Data. In addition, a complete list of each Fund's portfolio holdings for each calendar month will be available upon request 5 business days following each month-end.

      - INFORMATION FOR FEDERALLY CHARTERED CREDIT UNIONS -- Shares of Columbia Treasury Reserves and Columbia Government Reserves are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration Rules and Regulations and the National Credit Union Administration Letter Number 155.

      - HOUSEHOLDING -- In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of a Fund's prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at 1.800.345.6611 or if your shares are held through a financial institution please contact them directly. We will begin sending your individual copies with the next scheduled mailing.

      - PORTFOLIO TRANSACTION COSTS -- Each Fund may incur significant transaction costs that are in addition to the total annual Fund operating expenses disclosed in the fee tables. These transaction costs are made up of all the costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of a Fund's transactions costs are not.

How the Funds are managed

(PEOPLE GRAPHIC)

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT ADVISORS, LLC

100 FEDERAL STREET
BOSTON, MA 02110

COLUMBIA MANAGEMENT GROUP (COLUMBIA MANAGEMENT) IS THE PRIMARY INVESTMENT MANAGEMENT DIVISION OF BANK OF AMERICA CORPORATION. THE ADVISER, COLUMBIA MANAGEMENT ADVISORS, LLC AND COLUMBIA WANGER ASSET MANAGEMENT, L.P. ARE COLUMBIA MANAGEMENT ENTITIES THAT FURNISH INVESTMENT MANAGEMENT SERVICES AND ADVISE INSTITUTIONAL AND MUTUAL FUND PORTFOLIOS.

--------------------------------------------------------------------------------


INVESTMENT ADVISER

The Adviser is the investment adviser to over 70 mutual fund portfolios in the Columbia Funds Family, including the Money Market Funds described in this prospectus.

The Adviser is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes, including equity and fixed income securities, and money market instruments.

Currently managing more than $185 billion, the Adviser acts as investment manager for individuals, corporations, private investment companies and financial institutions. The Adviser uses a team approach to investment management. Each team has access to the latest technology and analytical resources.

Columbia Funds pays the Adviser an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly.

A discussion regarding the basis for the Board of Trustees approving the investment advisory agreement with the Adviser is available in the Funds' annual report to shareholders for the fiscal year ended March 31.

The Adviser has agreed to waive fees and/or reimburse expenses for certain Funds until July 31, 2006. You'll find a discussion of any waiver and/or reimbursement in the Fund descriptions. There is no assurance that the Adviser will continue to waive and/or reimburse any fees and/or expenses after this date.

The following chart shows the maximum advisory fees the Adviser can receive, along with the actual advisory fees the Adviser and/or an affiliate received during the Funds' last fiscal year, after waivers and/or reimbursements:

ANNUAL INVESTMENT ADVISORY FEE, AS A % OF AVERAGE DAILY NET ASSETS


                                                             MAXIMUM    ACTUAL FEE
                                                             ADVISORY    PAID LAST
                                                               FEE      FISCAL YEAR
  COLUMBIA CASH RESERVES                                      0.15%        0.12%



  COLUMBIA MONEY MARKET RESERVES                              0.15%        0.12%



  COLUMBIA TREASURY RESERVES                                  0.15%        0.12%



  COLUMBIA GOVERNMENT RESERVES                                0.15%        0.12%



  COLUMBIA MUNICIPAL RESERVES                                 0.15%        0.12%



  COLUMBIA TAX-EXEMPT RESERVES                                0.15%        0.12%



  COLUMBIA CALIFORNIA TAX-EXEMPT RESERVES                     0.15%        0.12%



  COLUMBIA NEW YORK TAX-EXEMPT RESERVES                       0.15%        0.15%

INVESTMENT SUB-ADVISER

Columbia Funds and the Adviser may engage one or more investment sub-advisers for each Fund to make day-to-day investment decisions for the Fund. The Adviser retains ultimate responsibility (subject to Board oversight) for overseeing the sub-advisers and evaluates the Funds' needs and available sub-advisers' skills and abilities on an ongoing basis. Based on its evaluations, the Adviser may at times recommend to the Board that a Fund:

  - change, add or terminate one or more sub-advisers;

  - continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or

  - materially change a sub-advisory agreement with a sub-adviser.

Applicable law requires a Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders' best interests. The Adviser and the Funds have applied for relief from the SEC to permit the Funds to act on many of the Adviser's recommendations with approval only by the Board and not by Fund shareholders. The Adviser or a Fund would inform the Fund's shareholders of any actions taken in reliance on this relief. Until the Adviser and the Funds obtain the relief, each Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

A discussion regarding the basis for the Board of Trustees approving the investment sub-advisory agreement with each sub-adviser is available in the Funds' annual report to shareholders for the fiscal year ended March 31.

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
DISTRIBUTORS, INC.

ONE FINANCIAL CENTER
BOSTON, MA 02111-2621

--------------------------------------------------------------------------------


OTHER SERVICE PROVIDERS

The Funds are distributed by Columbia Management Distributors, Inc. (Distributor), a registered broker/dealer. The Distributor may pay distribution (12b-1) and shareholder servicing fees and/or other compensation to companies for selling shares and providing services to investors.


--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
ADVISORS, LLC

100 FEDERAL STREET
BOSTON, MA 02110

--------------------------------------------------------------------------------


Columbia Management Advisors, LLC is the administrator of the Funds, and is responsible for overseeing the administrative operations of the Funds. The Funds pay Columbia Management Advisors, LLC a fee of 0.10% for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Funds, and is paid monthly.


--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
SERVICES, INC.

P.O. BOX 8081
BOSTON, MA 02266-8081

--------------------------------------------------------------------------------


Columbia Management Services, Inc., also known as Columbia Funds Services (Transfer Agent), is the transfer agent for the Funds' shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

ABOUT YOUR INVESTMENT
--------------------------------------------------------------------------------

Buying, selling and exchanging shares
(BUYING, SELLING, TRANSFERRING SHARES GRAPHIC)

--------------------------------------------------------------------------------

WHEN YOU SELL SHARES OF A MUTUAL FUND, THE FUND IS EFFECTIVELY "BUYING" THEM BACK FROM YOU. THIS IS CALLED A REDEMPTION.

--------------------------------------------------------------------------------


This prospectus offers Daily Class Shares of the Funds. Here are some general rules about this class of shares:

  - Daily Class Shares are available on a direct basis or through certain financial institutions and intermediaries for their own accounts, and for certain client accounts for which they may provide automated cash management or other similar services (Cash Management Services). This share class is primarily intended for use in connection with specific Cash Management Services programs. This class of shares may be offered by:

     - certain Bank of America affiliates

     - certain other financial intermediaries.

  - There are no sales charges for buying, selling or exchanging these shares.

  - Please contact your investment professional for more information about the availability of this share class.

We encourage you to consult with an investment professional who can open an account for you with a selling agent and help you with your investment decisions. Once you have an account, you can buy, sell and exchange shares by contacting your investment professional or selling agent. They will look after any paperwork that's needed to complete a transaction and send your order to us.

You'll find more information about buying, selling and exchanging Daily Class Shares on the pages that follow. You should also ask your financial institution, intermediary or selling agent about its limits, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related services and programs.

The Funds also offer other classes of shares, with different features and expense levels, which you may be eligible to buy. If you have questions about buying, selling or exchanging, or you need help placing an order, please call us at 1.800.353.0828 if you're an institutional investor, or 1.800.345.6611 if you're an individual investor. You can also contact your investment professional.

Federal law requires the Funds to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Funds may need to delay the date of your purchase or may be unable to open your account which may result in a return of your investment monies. In addition, if the Funds are unable to verify your identity after your account is open, the Funds reserve the right to close your account or take other steps as deemed reasonable. The Funds shall not be held liable for any loss resulting from any purchase delay, application rejection, or account closure due to a failure to provide proper identifying information.

                      Ways to buy, sell or
                            exchange          How much you can buy, sell or exchange             Other things to know
                      --------------------    --------------------------------------    --------------------------------------
Buying shares         In a lump sum           minimum initial investment:               There is no limit to the amount you
                                              - $1,000 for regular accounts             can invest in Daily Class Shares.
                                              - $25 for traditional and Roth IRAs,
                                              and Coverdell Education Savings
                                                Accounts
                                              - no minimum for certain fee-based
                                                accounts and certain retirement plan
                                                accounts like 401(k) plans and SEP
                                                accounts, but other restrictions
                                                apply
                                              minimum additional investment:
                                              - none

                      Using our Systematic    minimum initial investment:               You can buy shares any day of the
                      Investment Plan         - $50                                     month on a monthly or quarterly
                                              minimum additional investment:            schedule.
                                              - $50

Selling shares        In a lump sum           - shares sold by telephone are limited    A Fund will generally send proceeds
                                              to $100,000 in a 30-day period            from the sale to you as soon as
                                                                                        practicable following the
                                              - restrictions may apply to               determination of the Fund's net asset
                                                withdrawals from retirement plan        value applicable to your order.
                                                accounts                                However, if you purchased your shares
                                                                                        by check, a Fund may delay sending the
                                                                                        proceeds from the sale of your shares
                                                                                        for up to 15 days after your purchase
                                                                                        to protect against checks that are
                                                                                        returned.

                      Using our free          - minimum $250 per check                  You can write checks for free. You can
                      checkwriting service                                              only use checks to make partial
                                                                                        withdrawals from a Fund. You can't use
                                                                                        a check to make a full withdrawal from
                                                                                        a Fund.

                      Using our Automatic     - no minimum per withdrawal               Your account balance must be at least
                      Withdrawal Plan                                                   $5,000 to set up the plan. You can
                                              - $5,000 requirement waived for           make withdrawals any day of the month
                                              certain fee based accounts                on a monthly, quarterly or semi-annual
                                                                                        basis. We'll send your money by check
                                                                                        or deposit it directly to your bank
                                                                                        account.

Exchanging            In a lump sum           - new account minimums apply to           You can generally exchange Daily Class
  shares                                        exchanges                               shares of a Fund for Daily Class
                                                                                        Shares of any other Fund distributed
                                                                                        by the Distributor. Some exceptions
                                                                                        apply.

                                                                                        If you received Daily Class Shares of
                                                                                        a Money Market Fund from an exchange
                                                                                        of Class A shares of an Index Fund,
                                                                                        you can exchange these shares for
                                                                                        Class A shares of an Index Fund.

                      Using our Automatic     minimum $100 per exchange                 You can make exchanges any day of the
                      Exchange Feature                                                  month.

--------------------------------------------------------------------------------

A BUSINESS DAY IS ANY DAY THAT THE FEDERAL RESERVE BANK OF NEW YORK AND THE NEW YORK STOCK EXCHANGE (NYSE) ARE OPEN. THE MONEY MARKET FUNDS RESERVE THE RIGHT TO CLOSE EARLY ON BUSINESS DAYS PRECEDING OR FOLLOWING NATIONAL HOLIDAYS, IF THE PRIMARY GOVERNMENT SECURITIES DEALERS HAVE CLOSED EARLY AND/OR IF THE BOND MARKET ASSOCIATION RECOMMENDS THAT THE SECURITIES MARKETS CLOSE EARLY.

IN ADDITION TO WEEKENDS, EITHER THE FEDERAL RESERVE BANK OF NEW YORK OR THE NYSE IS CLOSED ON THE FOLLOWING NATIONAL HOLIDAYS: NEW YEAR'S DAY, MARTIN LUTHER KING, JR. DAY, PRESIDENTS' DAY, GOOD FRIDAY, MEMORIAL DAY, INDEPENDENCE DAY, LABOR DAY, COLUMBUS DAY, VETERANS DAY, THANKSGIVING DAY AND CHRISTMAS DAY.

--------------------------------------------------------------------------------


HOW SHARES ARE PRICED

All transactions are based on the price of a Fund's shares -- or its net asset value per share. We calculate net asset value per share at the following times (unless the Fund closes early):

  - 9:45 a.m., 11:00 a.m., 2:30 p.m. and 5:00 p.m. Eastern time each business day for each share class of Columbia Cash Reserves, Columbia Money Market Reserves and Columbia Treasury Reserves

  - 9:45 a.m., 11:00 a.m. and 2:30 p.m. Eastern time each business day for each share class of Columbia Government Reserves

  - 12:00 noon Eastern time each business day for each share class of Columbia Municipal Reserves and Columbia Tax-Exempt Reserves

  - 11:30 a.m. Eastern time each business day for each share class of Columbia California Tax-Exempt Reserves and Columbia New York Tax-Exempt Reserves

First, we calculate the net asset value for each class of a Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.

Although we try to maintain a net asset value per share of $1.00 for the Funds, we can't guarantee that we will be able to do so.

VALUING SECURITIES IN A FUND

The value of a Fund's assets is based on the total market value of all of the securities it holds. We use the amortized cost method, which approximates market value, to value the assets in the Money Market Funds.

HOW ORDERS ARE PROCESSED

Orders to buy, sell or exchange shares are processed on business days. Orders to buy, sell or exchange shares may be delivered to the Transfer Agent by phone, in writing, or through the internet. For more information on account and trading restrictions and special sign-up procedures for internet transactions, please call us at 800-353-0828 for institutional investors or 800-345-6611 for individual investors. The Transfer Agent has procedures in place to authenticate electronic instructions. You will be asked to accept the terms of an online agreement(s) and utilize a password for internet services. Orders received in good order by the Fund, Distributor, Transfer Agent or their agents by the following times on a business day (unless the Fund closes early) will be processed as follows:

  - If your order for Columbia Cash Reserves, Columbia Money Market Reserves or Columbia Treasury Reserves is received in good form by the Transfer Agent by 5:00 p.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you'll receive that day's dividends). If your order is received in good form by the Transfer Agent after 5:00 p.m. Eastern time, you will receive the next net asset value per share determined on the following business day (and in the case of purchases you'll begin receiving dividends the next day).

  - If your order for Columbia Government Reserves is received in good form by the Transfer Agent by 2:30 p.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you'll receive that day's dividends). If your order is received in good form by the Transfer Agent after 2:30 p.m. you will receive the next net asset value per share determined on the following business day (and in the case of purchases you'll begin receiving dividends the next day).

  - If your order for Columbia Municipal Reserves or Columbia Tax-Exempt Reserves is received in good form by the Transfer Agent by 12:00 noon p.m. Eastern time, in the case of purchases you will receive that day's net asset value per share. If your order is received in good form by the Transfer Agent after 12:00 noon p.m. Eastern time, you will receive the next net asset value per share determined on the following business day (and in the case of purchases you'll begin receiving dividends the next day).

  - If your order for Columbia California Tax-Exempt Reserves or Columbia New York Tax-Exempt Reserves is received in good form by the Transfer Agent by 11:30 a.m. Eastern time, in the case of purchases you will receive that day's net asset value per share. If your order is received in good form by the Transfer Agent after 11:30 a.m. Eastern time, you will receive the next net asset value per share determined on the following business day (and in the case of purchases you'll begin receiving dividends the next day).

Investors are encouraged to place orders to sell as early in the day as possible. Orders received after these times will receive the next business day's net asset value per share. The business day that applies to an order is also called the trade date. We may refuse any order to buy or exchange shares. If this happens, we'll return any money we've received.

TELEPHONE ORDERS
You can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of our account application and send it to us.

Here's how telephone orders work:

  - If you sign up for telephone orders after you open your account, you must have your signature Medallion Guaranteed.

  - Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order.

  - We'll take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. If we and our service providers don't take these steps, we may be liable for any losses from unauthorized or fraudulent instructions.

  - Telephone orders may be difficult to complete during periods of significant economic or market change.

--------------------------------------------------------------------------------

THE NET ASSET VALUE PER SHARE IS THE PRICE OF A SHARE CALCULATED BY A FUND EVERY BUSINESS DAY.

--------------------------------------------------------------------------------



(BUY SHARES        BUYING SHARES
  GRAPHIC)

      Here are some general rules for buying shares:

        - You buy Daily Class Shares at net asset value per share.

        - We must receive payment by the close of the Federal Reserve wire transfer system (typically 6 p.m. Eastern time) on the business day the Fund, Distributor, Transfer Agent or their agents receive the order (unless the Fund closes early).

          If we receive payment after this time, we'll refuse the order. We'll return any payment received for orders that we refuse. We can change this time under certain circumstances, for example, when there's more wiring activity than normal.

        - Financial institutions, intermediaries and selling agents are responsible for sending orders to us and for ensuring that we receive your money on time.

        - Shares purchased are recorded on the books of the Fund. We don't issue certificates.

      MINIMUM INITIAL INVESTMENT

      The minimum initial amount you can buy is usually $1,000.

      If you're buying shares through one of the following accounts or plan the minimum initial amount you can buy is:

        - $50 using our Systematic Investment Plan

        - $25 for traditional and Roth Individual Retirement Accounts (IRAs), and Coverdell Education Savings Accounts

        - There is no minimum for accounts set up with some fee-based investment adviser or financial planners, including wrap fee accounts and other managed accounts and for 401(k) plans, simplified employee pension plans (SEPs), salary reduction-simplified employee pension plans (SAR-SEPs), Savings Incentives Match Plans for Employees (SIMPLE
          IRAs), salary reduction-IRAs (SAR-IRAs) or other similar kinds of accounts. However, if the value of your account falls below $1,000 for 401(k) plans or $500 for the other plans within one year after you open your account, we may sell your shares. We'll give you 60 days notice in writing if we're going to do this.

      MINIMUM ADDITIONAL INVESTMENT

      You can make additional purchases of $50 or, $25 for Traditional and Roth IRAs, and Coverdell Education Savings Accounts.

SYSTEMATIC INVESTMENT PLAN
You can make regular purchases of $50 or more using automatic transfers from your bank account to the Funds you choose. You can contact your financial adviser or us to set up the plan.

Here's how the plan works:

  - You can buy shares any day of the month on a monthly or quarterly basis.

  - Some exceptions may apply to employees of Bank of America and its affiliates. For details, please contact your financial adviser.

--------------------------------------------------------------------------------

"GOOD FORM" MEANS THAT THE MONEY USED TO PURCHASE YOUR SHARES IS FULLY COLLECTED. WHEN SELLING SHARES BY LETTER OF INSTRUCTION, "GOOD FORM" ALSO MEANS
(I) YOUR LETTER HAS COMPLETE INSTRUCTIONS, THE PROPER SIGNATURES AND MEDALLION SIGNATURE GUARANTEES AND (II) ANY OTHER REQUIRED DOCUMENTS ARE ATTACHED. FOR ADDITIONAL DOCUMENTS REQUIRED FOR SALES BY CORPORATIONS, AGENTS FIDUCIARIES, SURVIVING JOINT OWNERS AND OTHER LEGAL ENTITIES PLEASE CALL 1.800.353.0828 (INSTITUTIONAL INVESTORS) OR 1.800.345.6611 (INDIVIDUAL INVESTORS). NO INTEREST WILL BE PAID ON UNCASHED REDEMPTION CHECKS.







 FOR MORE INFORMATION ABOUT TELEPHONE ORDERS, SEE HOW ORDERS ARE PROCESSED.

--------------------------------------------------------------------------------


(SELLING SHARES    SELLING SHARES
  GRAPHIC)

      Here are some general rules for selling shares:

        - If you're selling your shares through a selling agent, financial institution or intermediary, we normally send the sale proceeds by Fedwire as soon as practicable following the net asset value determination time applicable to your order. For more information please refer to How orders are processed or contact the Transfer Agent.

        - If you're selling your shares directly through us, we normally send the sale proceeds by mail or electronic transfer to your bank account on the same business day that the Fund receives your order in good form.

        - You can sell up to $100,000 of shares by telephone to the address of record or via ACH to your bank in a 30-day period if you qualify for telephone orders.

        - If you paid for your shares with a check that wasn't certified, we'll hold the sale proceeds when you sell those shares for at least 15 days after the trade date of the purchase.

        - Financial institutions and intermediaries are responsible for sending orders to us and for depositing the sale proceeds to your account on time.

        - If you hold any shares in certificate form, you must sign the certificates (or send a signed stock power with them) and send them to the Transfer Agent. Your signature must be Medallion Guaranteed unless you've made other arrangements with us. We may ask for any other information we need to prove that the order is properly authorized.

        - Under certain circumstances allowed under the 1940 Act, we can pay you in securities or other property when you sell your shares (except shares of Columbia Treasury Reserves).

        - We can delay payment of the sale proceeds of Columbia Cash Reserves, Columbia Money Market Reserves, Columbia Treasury Reserves or Columbia Government Reserves for one day, or longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Banks or under the extraordinary circumstances described in Section 22(e) of the 1940 Act. Generally, those extraordinary circumstances are when: (i) the NYSE is closed or trading is restricted, (ii) an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of the Fund's net assets not reasonably practicable, or (iii) the SEC by order permits the suspension of the right of redemption for the protection of investors.

        - We can delay payment of the sale proceeds of Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves or Columbia New York Tax-Exempt Reserves for up to seven days.

        - Other restrictions may apply to retirement plan accounts. For more information about these restrictions, please contact your retirement plan administrator.

      We may sell your shares:

        - if the value of your account falls below $1,000 (other than as a result of depreciation in share value), or your account may be subject to an annual fee of $10. The Transfer Agent will send you written notification of such action and provide details on how you can add money to your account to avoid this penalty

        - if a financial institution or intermediary tells us to sell your shares under arrangements made with you

        - under certain other circumstances allowed under the 1940 Act

CHECKWRITING SERVICE
You can withdraw money from the Funds using our free checkwriting service. You can contact your financial adviser or us to set up the service.

Here's how the service works:

  - Each check you write must be for $250 and no more than $100,000.

  - You can only use checks to make partial withdrawals. You can't use a check to make a full withdrawal of the shares you hold in a Fund.

  - Shares you sell by writing a check are eligible to receive distributions up to the day our custodian receives the check for payment.

  - We can change or cancel the service by giving you 30 days notice in writing.

AUTOMATIC WITHDRAWAL PLAN
The Automatic Withdrawal Plan lets you withdraw funds any day of the month on a monthly, quarterly or semi-annual basis. You can contact your financial adviser or us to set up the plan.

Here's how the plan works:

  - Your account balance must be at least $5,000 to set up the plan. Certain fee based accounts are not subject to the $5,000 requirement.

  - If you set up the plan after you've opened your account, your signature must be Medallion Guaranteed.

  - We'll send you a check or deposit the money directly to your bank account.

  - You can cancel the plan by giving your financial adviser or us 30 days notice in writing.

It's important to remember that if you withdraw more than your investment in the Fund is earning, you'll eventually use up your original investment.

--------------------------------------------------------------------------------

YOU SHOULD MAKE SURE YOU UNDERSTAND THE INVESTMENT OBJECTIVE AND POLICIES OF THE FUND YOU'RE EXCHANGING INTO. PLEASE READ ITS PROSPECTUS CAREFULLY.

--------------------------------------------------------------------------------


(EXCHANGING SHARES       EXCHANGING SHARES
  GRAPHIC)

      You can generally sell shares of a Fund to buy shares of another Fund distributed by the Distributor. This is called an exchange. You might want to do this if your investment goals or tolerance for risk change.

        - Here's how exchanges work:

        - You can generally exchange Daily Class Shares of a Fund for Daily Class Shares of any other Fund distributed by the Distributor. Some exception apply.

        - If you received shares of a Fund from an exchange of Class A shares of an Index Fund (including Columbia Large Cap Enhanced Core Fund), you can exchange these shares for Class A shares of an Index Fund (including Columbia Large Cap Enhanced Core Fund).

        - The rules for buying shares of a Fund, including any minimum investment requirements, apply to exchanges into that Fund.

        - You may only make exchanges into a Fund that is legally sold in your state of residence.

        - You generally may only make an exchange into a Fund that is accepting investments.

        - A sales charge may apply when exchanging from a Money Market Fund to a Fund with a front-end sales charge.

        - We may limit the number of exchanges you can make within a specified period of time.

        - We may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

        - You cannot exchange any shares you own in certificate form until the Transfer Agent has received the certificate and deposited the shares to your account.

AUTOMATIC EXCHANGE FEATURE
The Automatic Exchange Feature lets you exchange $100 or more of Daily Class Shares any day of the month. You can contact your investment professional or us to set up the plan.

Here's how automatic exchanges work:

  - Send your request to the Transfer Agent in writing or call 1.800.345.6611.

  - If you set up your plan to exchange more than $100,000 you must have your signature Medallion Guaranteed.

  - You can choose to have us transfer your money on any day of the month.

  - The rules for making exchanges apply to automatic exchanges.

How selling and servicing agents are paid
(PERCENT GRAPHIC)

--------------------------------------------------------------------------------

THE FINANCIAL INSTITUTION OR INTERMEDIARY THAT BUYS SHARES FOR YOU IS ALSO SOMETIMES REFERRED TO AS A SELLING AGENT.

THE DISTRIBUTION FEE IS OFTEN REFERRED TO AS A "12B-1" FEE BECAUSE IT'S PAID THROUGH A PLAN APPROVED UNDER RULE 12B-1 OF THE 1940 ACT.

THE SELLING AGENT MAY CHARGE OTHER FEES FOR SERVICES PROVIDED TO YOUR ACCOUNT.

--------------------------------------------------------------------------------


Selling and servicing agents usually receive compensation based on your investment in the Funds. The kind and amount of the compensation depends on the share class in which you invest. Selling agents typically pay a portion of the compensation they receive to their investment professionals.

DISTRIBUTION (12B-1) AND SHAREHOLDER SERVICING FEES

The Distributors and selling and servicing agents are compensated for selling shares and providing services to investors under distribution and shareholder servicing plans.

The Distributors may receive a maximum annual distribution (12b-1) fee of 0.35% of the average daily net assets of Daily Class Shares of the Funds, some or all of which may be paid to selling agents.

Servicing agents may receive a maximum annual shareholder servicing fee of 0.25% of the average daily net assets of Daily Class Shares of the Funds.

Fees are calculated daily and paid to the Distributor periodically. Because these fees are paid out of the Funds' assets on an ongoing basis, over time they will increase the cost of your investment, and may cost you more than any sales charges you may pay.

The Funds pay these fees to the Distributor and/or to eligible selling and servicing agents and financial institutions, including the Adviser or other affiliates, for as long as the plans continue. We may reduce or discontinue payments at any time.

OTHER COMPENSATION

Selling and servicing agents may also receive:

  - a bonus, incentive or other compensation relating to the sale, promotion and marketing of the Funds

  - an additional amount of up to 0.50% of the net asset value per share on all sales of Daily Class Shares to retirement plans

  - non-cash compensation like trips to sales seminars, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise

Any such compensation, which is paid by the Adviser or the Distributor and not by the Funds, is discretionary and may be available only to selected selling and servicing agents. For example, the Distributor sometimes sponsors promotions involving Banc of America Investment Services, Inc., an affiliate of the Adviser and the Distributor, and certain other selling or servicing agents. Selected selling or servicing agents also may receive compensation for opening or servicing a minimum number of accounts.

The Adviser and the Distributor may pay significant amounts from their own assets to selling or servicing agents of the Funds for distribution-related activities or other services they provide. These amounts, which are in addition to any sales charges, distribution (12b-1) and shareholder servicing fees paid by the Funds, may be fixed dollar amounts or a percentage of sales or both, and may be up-front or ongoing payments or both. Agents may agree to provide a variety of marketing related services or access-advantages to the Funds, including, for example, presenting Funds on "preferred" or "select" lists, in return for the payments. Selling or servicing agents, in turn, may pay some or all of these amounts to their employees who recommend or sell Fund shares or allocate or invest client assets among different investment options.

In addition, the Adviser and the Distributor may pay significant amounts from their own assets for services provided and costs incurred by third parties of a type that would typically be provided or incurred directly by the Columbia Funds' transfer agent. The Columbia Funds also may pay significant amounts to third party intermediaries, including selling and servicing agents, for providing these types of services or incurring these types of costs.

These and other payments, and the difference between payments made with respect to the Funds and those made with respect to other mutual funds available through the agent, may give rise to conflicts of interest between the agent and its clients. You should be aware of these potential conflicts of interest and discuss these matters with your selling or servicing agent.

Distributions and taxes
(TAXES GRAPHIC)

--------------------------------------------------------------------------------

THE POWER OF COMPOUNDING

REINVESTING YOUR DISTRIBUTIONS BUYS YOU MORE SHARES OF A FUND -- WHICH LETS YOU TAKE ADVANTAGE OF THE POTENTIAL FOR COMPOUND GROWTH.

PUTTING THE MONEY YOU EARN BACK INTO YOUR INVESTMENT MEANS IT, IN TURN, MAY EARN EVEN MORE MONEY. OVER TIME, THE POWER OF COMPOUNDING HAS THE POTENTIAL TO SIGNIFICANTLY INCREASE THE VALUE OF YOUR INVESTMENT. THERE IS NO ASSURANCE, HOWEVER, THAT YOU'LL EARN MORE MONEY IF YOU REINVEST YOUR DISTRIBUTIONS.

--------------------------------------------------------------------------------


ABOUT DISTRIBUTIONS

A mutual fund can make money two ways:

  - It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.

  - A fund can also have capital gain if the value of its investments increases. If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.

A mutual fund is not subject to federal income tax as long as it distributes all of its net investment income and net realized capital gain to its shareholders. The Funds intend to pay out a sufficient amount of their income and capital gain to their shareholders so the Funds won't have to pay any federal income tax. When a Fund makes this kind of a payment, it's split among all shares and is called a distribution.

Although the Funds do not expect to realize any capital gain, any capital gain realized by a Fund will be distributed at least once a year. The Funds declare distributions of net investment income each business day, and pay them on the first business day of each month. Normally, each Fund will declare and pay distributions of net investment income as indicated above. The Funds may, however, declare and pay distributions of net investment income more frequently.

Any distribution you receive is paid based on the number of shares you hold on the record date, which is usually the day the distribution is declared (daily distribution Funds) or the day before the distribution is declared (all other Funds). Shares are eligible to receive net investment income distributions from the settlement date (daily distribution Funds), trade date (all other Funds) or realized capital gain from the trade date of the purchase up to and including the day before the shares are sold.

Different share classes of a Fund usually pay different net investment income distribution amounts, because each class has different expenses.

We'll automatically reinvest distributions in additional shares of the same Fund unless you tell us you want to receive your distributions in cash. You can do this by writing to us at the address on the back cover, or by calling us at
1.800.353.0828 if you're an institutional investor, or 1.800.345.6611 if you're an individual investor. Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

--------------------------------------------------------------------------------

THIS INFORMATION IS A SUMMARY OF HOW FEDERAL INCOME TAXES MAY AFFECT YOUR INVESTMENT IN THE FUNDS. IT DOES NOT APPLY TO FOREIGN OR TAX-EXEMPT INVESTORS OR THOSE HOLDING FUND SHARES THROUGH A TAX-ADVANTAGED ACCOUNT, SUCH AS A 401(K) PLAN OR IRA. THIS INFORMATION IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING. YOU SHOULD CONSULT WITH YOUR OWN TAX ADVISER ABOUT YOUR SITUATION, INCLUDING ANY FOREIGN, STATE AND LOCAL TAXES THAT MAY APPLY.




 FOR MORE INFORMATION ABOUT TAXES, PLEASE SEE THE SAI.

--------------------------------------------------------------------------------


HOW TAXES AFFECT YOUR INVESTMENT

Distributions of a Fund's ordinary income and any net short-term capital gain, if any, generally are taxable to you as ordinary income. Although the Funds do not expect to realize any capital gain, any distributions of realized net long-term capital gain, if any, generally are taxable to you as long-term capital gain.

In general, corporate shareholders will not be able to deduct any distributions when determining their taxable income. Fund distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund. Following the end of each year, we'll send you a notice that tells you how much you've received in distributions during the year and their federal tax status. State and local taxes may also apply to distributions.

COLUMBIA MUNICIPAL RESERVES, COLUMBIA TAX-EXEMPT RESERVES, COLUMBIA CALIFORNIA TAX-EXEMPT RESERVES, COLUMBIA NEW YORK TAX-EXEMPT RESERVES

In general, you will not be subject to federal income tax on distributions from Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves and Columbia New York Tax-Exempt Reserves of their tax-exempt interest income. Distributions from Columbia California Tax-Exempt Reserves of its interest income from California municipal securities will not be subject to California state individual income tax. Distributions from Columbia New York Tax-Exempt Reserves of its interest income from New York municipal securities will not be subject to New York State and New York City individual income tax. Distributions from these Funds, however, may be subject to state, local and other taxes.

Although these Funds do not intend to earn any taxable income or capital gain, any distributions of such income or gain generally are subject to tax.

A portion of the distributions from Columbia Municipal Reserves, Columbia California Tax-Exempt Reserves and Columbia New York Tax-Exempt Reserves may also be subject to alternative minimum taxes.

U.S. GOVERNMENT OBLIGATIONS

If you invest in U.S. government obligations directly, interest on those obligations is free from state and local individual income taxes. Distributions you receive that come from interest a Fund earns from U.S. government obligations may not be exempt from these taxes. Please consult with your tax adviser.

WITHHOLDING TAX

We're required by federal law to withhold tax on any distributions and redemption proceeds paid to you (including amounts paid in securities and exchanges) if:

  - you haven't given us a correct Taxpayer Identification Number (TIN), usually your social security or employer identification number, and haven't certified that the TIN is correct and withholding doesn't apply

  - the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records

  - the IRS informs us that you are otherwise subject to backup withholding

The IRS may also impose penalties against you if you don't give us a correct
TIN.

Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.

TAXATION OF REDEMPTIONS AND EXCHANGES

As long as a Fund continually maintains a $1.00 net asset value per share, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your shares of the Fund.

Legal matters

On February 9, 2005, Banc of America Capital Management, LLC ("BACAP" (now, The Advisor)) and BACAP Distributors, LLC (which has subsequently merged into the Distributor) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the SEC (the "SEC Order"). A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website. Under the terms of the NYAG Settlement and SEC Order, BACAP and BACAP Distributors, LLC have agreed, among other things, to pay disgorgement and civil money penalties, to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices, to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures and to reduce management fees for five years. BACAP and BACAP Distributors, LLC are currently in the process of implementing the various terms of the NYAG Settlement and SEC Order.

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Columbia Funds Series Trust (formerly known as Nations Funds Trust), its Board of Trustees, Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors, LLC (collectively "BAC"). On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust (now known as Columbia Funds Series Trust), the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under the federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action. The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

Separately, a putative class action (Reinke v. Bank of America N.A., et al.) was filed against Nations Funds Trust and others on December 6, 2004 in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. Nations Funds Trust has filed a "motion to dismiss" that is pending. Discovery has recently been initiated. At the present time, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

Financial highlights
(DOLLAR SIGN GRAPHIC)

The financial highlights table is designed to help you understand how the Funds have performed for the past five years or, if shorter, the period of a Fund's operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned, assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP. The independent registered public accounting firm's report and Columbia Funds financial statements are incorporated by reference into the SAI. Please see the back cover of this prospectus to find out how you can get a copy of the SAI.

COLUMBIA CASH RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                              YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
  DAILY CLASS SHARES                           03/31/05             03/31/04             03/31/03             03/31/02
  Net asset value, beginning of period           $1.00                $1.00                $1.00                $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                  0.0098               0.0040               0.0102               0.0260
  LESS DISTRIBUTIONS:
  Dividends from net investment income         (0.0098)             (0.0040)             (0.0102)             (0.0260)
  Net asset value, end of period                 $1.00                $1.00                $1.00                $1.00
  TOTAL RETURN++                                 0.98%                0.40%                1.02%                2.63%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)        $9,560,013           $8,746,651           $11,635,944          $14,018,697
  Ratio of operating expenses to average
    net assets(a)                                0.80%              0.80%(c)             0.80%(b)             0.80%(b)
  Ratio of net investment income/(loss)
    to average net assets                        1.00%                0.41%                1.02%                2.32%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements(a)                    0.87%                0.86%                0.86%                0.87%

                                               YEAR ENDED
  DAILY CLASS SHARES                            03/31/01
  Net asset value, beginning of period            $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                   0.0568
  LESS DISTRIBUTIONS:
  Dividends from net investment income          (0.0568)
  Net asset value, end of period                  $1.00
  TOTAL RETURN++                                  5.83%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)         $14,589,888
  Ratio of operating expenses to average
    net assets(a)                                 0.80%
  Ratio of net investment income/(loss)
    to average net assets                         5.62%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements(a)                     0.87%

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
(a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
(b) The effect of interest expense on the operating expense ratio was less than 0.01%.
(c) The reimbursement from the investment adviser is included in the ratio of operating expenses to average net assets (with waivers). The effect of this reimbursement on the operating expense ratio (with waivers) was less than 0.01%.

COLUMBIA MONEY MARKET RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                              YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
  DAILY CLASS SHARES                           03/31/05             03/31/04             03/31/03             03/31/02
  Net asset value, beginning of period           $1.00                $1.00                $1.00                $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                  0.0097               0.0038               0.0095               0.0251
  LESS DISTRIBUTIONS:
  Dividends from net investment income         (0.0097)             (0.0038)             (0.0095)             (0.0251)
  Net asset value, end of period                 $1.00                $1.00                $1.00                $1.00
  TOTAL RETURN++                                 0.97%                0.38%                0.95%                2.54%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)          $3,588               $3,778               $4,756               $4,501
  Ratio of operating expenses to average
    net assets(a)                                0.80%                0.80%              0.80%(b)               0.80%
  Ratio of net investment income/(loss)
    to average net assets                        0.95%                0.38%                0.94%                2.25%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements(a)                    0.87%                0.86%                0.86%                0.88%

                                               YEAR ENDED
  DAILY CLASS SHARES                            03/31/01
  Net asset value, beginning of period            $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                   0.0565
  LESS DISTRIBUTIONS:
  Dividends from net investment income          (0.0565)
  Net asset value, end of period                  $1.00
  TOTAL RETURN++                                  5.80%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)           $7,561
  Ratio of operating expenses to average
    net assets(a)                               0.80%(b)
  Ratio of net investment income/(loss)
    to average net assets                         5.59%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements(a)                     0.87%

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
(a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
(b) The effect of interest expense on the operating expense ratio was less than 0.01%.

COLUMBIA TREASURY RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                              YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
  DAILY CLASS SHARES                           03/31/05             03/31/04             03/31/03             03/31/02
  Net asset value, beginning of period           $1.00                $1.00                $1.00                $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                  0.0085               0.0033               0.0090               0.0242
  LESS DISTRIBUTIONS:
  Dividends from net investment income         (0.0085)             (0.0033)             (0.0090)             (0.0242)
  Net asset value, end of period                 $1.00                $1.00                $1.00                $1.00
  TOTAL RETURN++                                 0.85%                0.33%                0.91%                2.44%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)         $256,064             $291,341            $1,159,050           $1,301,678
  Ratio of operating expenses to average
    net assets(a)                                0.80%                0.80%                0.80%                0.80%
  Ratio of net investment income/(loss)
    to average net assets                        0.83%                0.34%                0.92%                2.21%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements(a)                    0.87%                0.86%                0.86%                0.87%

                                               YEAR ENDED
  DAILY CLASS SHARES                            03/31/01
  Net asset value, beginning of period            $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                   0.0543
  LESS DISTRIBUTIONS:
  Dividends from net investment income          (0.0543)
  Net asset value, end of period                  $1.00
  TOTAL RETURN++                                  5.56%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)          $981,837
  Ratio of operating expenses to average
    net assets(a)                               0.80%(b)
  Ratio of net investment income/(loss)
    to average net assets                         5.39%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements(a)                     0.87%

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
(a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
(b) The effect of interest expense on the operating expense ratio was less than 0.01%.

COLUMBIA GOVERNMENT RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                              YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
  DAILY CLASS SHARES                           03/31/05             03/31/04             03/31/03             03/31/02
  Net asset value, beginning of period           $1.00                $1.00                $1.00                $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                  0.0092               0.0035               0.0091               0.0243
  LESS DISTRIBUTIONS:
  Dividends from net investment income         (0.0092)             (0.0035)             (0.0091)             (0.0243)
  Net asset value, end of period                 $1.00                $1.00                $1.00                $1.00
  TOTAL RETURN++                                 0.93%                0.35%                0.92%                2.45%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)         $304,322             $352,046             $312,836             $317,287
  Ratio of operating expenses to average
    net assets(a)                                0.80%                0.80%                0.80%                0.80%
  Ratio of net investment income/(loss)
    to average net assets                        0.94%                0.36%                0.88%                2.10%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements(a)                    0.87%                0.86%                0.87%                0.88%

                                               YEAR ENDED
  DAILY CLASS SHARES                            03/31/01
  Net asset value, beginning of period            $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                   0.0554
  LESS DISTRIBUTIONS:
  Dividends from net investment income          (0.0554)
  Net asset value, end of period                  $1.00
  TOTAL RETURN++                                  5.69%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)          $259,937
  Ratio of operating expenses to average
    net assets(a)                               0.80%(b)
  Ratio of net investment income/(loss)
    to average net assets                         5.46%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements(a)                     0.89%

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
(a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
(b) The effect of interest expense on the operating expense ratio was less than 0.01%.

COLUMBIA MUNICIPAL RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                              YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
  DAILY CLASS SHARES                           03/31/05             03/31/04             03/31/03             03/31/02
  Net asset value, beginning of period           $1.00                $1.00                $1.00                $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                  0.0068               0.0031               0.0067               0.0155
  LESS DISTRIBUTIONS:
  Dividends from net investment income         (0.0068)             (0.0031)             (0.0067)             (0.0155)
  Net asset value, end of period                 $1.00                $1.00                $1.00                $1.00
  TOTAL RETURN++                                 0.68%                0.31%                0.68%                1.56%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)         $591,206             $605,118             $526,658             $637,172
  Ratio of operating expenses to average
    net assets                                   0.80%                0.78%                0.80%                0.80%
  Ratio of net investment income/(loss)
    to average net assets                        0.67%                0.30%                0.63%                1.43%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                       0.88%                0.87%                0.88%                0.90%

                                               YEAR ENDED
  DAILY CLASS SHARES                            03/31/01
  Net asset value, beginning of period            $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                   0.0332
  LESS DISTRIBUTIONS:
  Dividends from net investment income          (0.0332)
  Net asset value, end of period                  $1.00
  TOTAL RETURN++                                  3.37%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)          $554,876
  Ratio of operating expenses to average
    net assets                                    0.80%
  Ratio of net investment income/(loss)
    to average net assets                         3.33%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                        0.89%

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

COLUMBIA TAX-EXEMPT RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                              YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
  DAILY CLASS SHARES                           03/31/05             03/31/04             03/31/03             03/31/02
  Net asset value, beginning of year             $1.00                $1.00                $1.00                $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                  0.0065               0.0028               0.0063               0.0154
  LESS DISTRIBUTIONS:
  Dividends from net investment income         (0.0065)             (0.0028)             (0.0063)             (0.0154)
  Net asset value, end of year                   $1.00                $1.00                $1.00                $1.00
  TOTAL RETURN++                                 0.65%                0.28%                0.64%                1.55%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000's)            $36,441              $49,784              $64,516              $96,175
  Ratio of operating expenses to average
    net assets                                   0.80%                0.78%                0.80%                0.80%
  Ratio of net investment income/(loss)
    to average net assets                        0.63%                0.26%                0.53%                1.50%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                       0.88%                0.87%                0.88%                1.03%

                                               YEAR ENDED
  DAILY CLASS SHARES                            03/31/01
  Net asset value, beginning of year              $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                   0.0333
  LESS DISTRIBUTIONS:
  Dividends from net investment income          (0.0333)
  Net asset value, end of year                    $1.00
  TOTAL RETURN++                                  3.38%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000's)             $93,290
  Ratio of operating expenses to average
    net assets                                    0.80%
  Ratio of net investment income/(loss)
    to average net assets                         3.30%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                        1.03%

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

COLUMBIA CALIFORNIA TAX-EXEMPT RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                              YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
  DAILY CLASS SHARES                           03/31/05             03/31/04             03/31/03             03/31/02
  Net asset value, beginning of period           $1.00                $1.00                $1.00                $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                  0.0063               0.0026               0.0056               0.0139
  LESS DISTRIBUTIONS:
  Dividends from net investment income         (0.0063)             (0.0026)             (0.0056)             (0.0139)
  Net asset value, end of period                 $1.00                $1.00                $1.00                $1.00
  TOTAL RETURN++                                 0.63%                0.26%                0.56%                1.40%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)         $742,981             $726,888             $792,206             $814,077
  Ratio of operating expenses to average
    net assets                                   0.80%                0.77%                0.80%                0.80%
  Ratio of net investment income/(loss)
    to average net assets                        0.63%                0.26%                0.55%                0.78%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                       0.88%                0.87%                0.87%                0.88%

                                               YEAR ENDED
  DAILY CLASS SHARES                            03/31/01
  Net asset value, beginning of period            $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                   0.0273
  LESS DISTRIBUTIONS:
  Dividends from net investment income          (0.0273)
  Net asset value, end of period                  $1.00
  TOTAL RETURN++                                  2.76%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)          $755,635
  Ratio of operating expenses to average
    net assets                                    0.80%
  Ratio of net investment income/(loss)
    to average net assets                         2.73%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                        0.88%

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

COLUMBIA NEW YORK TAX-EXEMPT
RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                           PERIOD ENDED
  DAILY CLASS SHARES                                        12/22/02**
  Net asset value, beginning of period                         $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                                0.0043
  LESS DISTRIBUTIONS:
  Dividends from net investment income                       (0.0043)
  Net asset value, end of period                               $1.00
  TOTAL RETURN++                                               0.43%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)                         $--#
  Ratio of operating expenses to average
    net assets                                                0.73%+
  Ratio of net investment income/(loss)
    to average net assets                                     0.67%+
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                                    1.38%+

                                                            PERIOD ENDED
  DAILY CLASS SHARES                                          03/31/02*
  Net asset value, beginning of period                          $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                                 0.0004
  LESS DISTRIBUTIONS:
  Dividends from net investment income                        (0.0004)
  Net asset value, end of period                                $1.00
  TOTAL RETURN++                                                0.04%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)                           $1
  Ratio of operating expenses to average
    net assets                                                 0.80%+
  Ratio of net investment income/(loss)
    to average net assets                                      0.43%+
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                                     5.11%+

* Columbia New York Tax-Exempt Reserves Daily Class Shares commenced operations on February 15, 2002.
** Columbia New York Tax-Exempt Reserves Daily Class Shares were fully redeemed on December 22, 2002.
+ Annualized.
++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
# Amount represents less than $500.

Additional hypothetical fees and expense information

The supplemental hypothetical investment information on the following pages provides additional information about the effect of the fees and expenses of each Fund, including investment advisory fees and other Fund costs, on the Funds' returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in the class of the Funds assuming a 5% return each year, the hypothetical year-end balance before fees and expenses and the cumulative return after fees and expenses. The charts also assume that the annual expense ratios stay the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratio used for each Fund, which is the same as that stated in the Annual Fund Operating Expenses tables, is reflected in the charts and is net of any contractual fee waiver or expense reimbursement. Your actual costs may be higher or lower.

COLUMBIA CASH RESERVES -- DAILY CLASS SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT     ASSUMED RATE OF RETURN
              0.80%                            $10,000.00                             5%

              CUMULATIVE RETURN  HYPOTHETICAL YEAR-  CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE    AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES       FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00             4.20%            $10,420.00      $ 81.68
       2           10.25%            $11,025.00             8.58%            $10,857.64      $ 85.11
       3           15.76%            $11,576.25            13.14%            $11,313.66      $ 88.69
       4           21.55%            $12,155.06            17.89%            $11,788.83      $ 92.41
       5           27.63%            $12,762.82            22.84%            $12,283.97      $ 96.29
       6           34.01%            $13,400.96            28.00%            $12,799.89      $100.34
       7           40.71%            $14,071.00            33.37%            $13,337.49      $104.55
       8           47.75%            $14,774.55            38.98%            $13,897.66      $108.94
       9           55.13%            $15,513.28            44.81%            $14,481.36      $113.52
      10           62.89%            $16,288.95            50.90%            $15,089.58      $118.28
  TOTAL GAIN BEFORE FEES &
    EXPENSES                         $ 6,288.95
  TOTAL GAIN AFTER FEES &
    EXPENSES                                                                 $ 5,089.58
  TOTAL ANNUAL FEES & EXPENSES
    PAID                                                                                     $989.80

COLUMBIA MONEY MARKET RESERVES -- DAILY CLASS SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              0.80%                            $10,000.00                              5%

              CUMULATIVE RETURN  HYPOTHETICAL YEAR-   CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE     AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES        FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00              4.20%            $10,420.00      $ 81.68
       2           10.25%            $11,025.00              8.58%            $10,857.64      $ 85.11
       3           15.76%            $11,576.25             13.14%            $11,313.66      $ 88.69
       4           21.55%            $12,155.06             17.89%            $11,788.83      $ 92.41
       5           27.63%            $12,762.82             22.84%            $12,283.97      $ 96.29
       6           34.01%            $13,400.96             28.00%            $12,799.89      $100.34
       7           40.71%            $14,071.00             33.37%            $13,337.49      $104.55
       8           47.75%            $14,774.55             38.98%            $13,897.66      $108.94
       9           55.13%            $15,513.28             44.81%            $14,481.36      $113.52
      10           62.89%            $16,288.95             50.90%            $15,089.58      $118.28
  TOTAL GAIN BEFORE FEES &
    EXPENSES                         $ 6,288.95
  TOTAL GAIN AFTER FEES &
    EXPENSES                                                                  $ 5,089.58
  TOTAL ANNUAL FEES & EXPENSES
    PAID                                                                                      $989.80

COLUMBIA TREASURY RESERVES -- DAILY CLASS SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT     ASSUMED RATE OF RETURN
              0.80%                            $10,000.00                             5%

              CUMULATIVE RETURN  HYPOTHETICAL YEAR-   CUMULATIVE RETURN  HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE    AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES        FEES AND EXPENSES       EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00             4.20%            $10,420.00      $ 81.68
       2           10.25%            $11,025.00             8.58%            $10,857.64      $ 85.11
       3           15.76%            $11,576.25            13.14%            $11,313.66      $ 88.69
       4           21.55%            $12,155.06            17.89%            $11,788.83      $ 92.41
       5           27.63%            $12,762.82            22.84%            $12,283.97      $ 96.29
       6           34.01%            $13,400.96            28.00%            $12,799.89      $100.34
       7           40.71%            $14,071.00            33.37%            $13,337.49      $104.55
       8           47.75%            $14,774.55            38.98%            $13,897.66      $108.94
       9           55.13%            $15,513.28            44.81%            $14,481.36      $113.52
      10           62.89%            $16,288.95            50.90%            $15,089.58      $118.28
  TOTAL GAIN BEFORE FEES &
    EXPENSES                         $ 6,288.95
  TOTAL GAIN AFTER FEES &
    EXPENSES                                                                 $ 5,089.58
  TOTAL ANNUAL FEES & EXPENSES
    PAID                                                                                     $989.80

COLUMBIA GOVERNMENT RESERVES -- DAILY CLASS SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              0.80%                            $10,000.00                              5%

              CUMULATIVE RETURN  HYPOTHETICAL YEAR-   CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE     AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES        FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00              4.20%            $10,420.00      $ 81.68
       2           10.25%            $11,025.00              8.58%            $10,857.64      $ 85.11
       3           15.76%            $11,576.25             13.14%            $11,313.66      $ 88.69
       4           21.55%            $12,155.06             17.89%            $11,788.83      $ 92.41
       5           27.63%            $12,762.82             22.84%            $12,283.97      $ 96.29
       6           34.01%            $13,400.96             28.00%            $12,799.89      $100.34
       7           40.71%            $14,071.00             33.37%            $13,337.49      $104.55
       8           47.75%            $14,774.55             38.98%            $13,897.66      $108.94
       9           55.13%            $15,513.28             44.81%            $14,481.36      $113.52
      10           62.89%            $16,288.95             50.90%            $15,089.58      $118.28
  TOTAL GAIN BEFORE FEES &
    EXPENSES                         $ 6,288.95
  TOTAL GAIN AFTER FEES &
    EXPENSES                                                                  $ 5,089.58
  TOTAL ANNUAL FEES & EXPENSES
    PAID                                                                                      $989.80

COLUMBIA MUNICIPAL RESERVES -- DAILY CLASS SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT     ASSUMED RATE OF RETURN
              0.80%                            $10,000.00                             5%

              CUMULATIVE RETURN  HYPOTHETICAL YEAR-   CUMULATIVE RETURN  HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE    AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES        FEES AND EXPENSES       EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00             4.20%            $10,420.00      $ 81.68
       2           10.25%            $11,025.00             8.58%            $10,857.64      $ 85.11
       3           15.76%            $11,576.25            13.14%            $11,313.66      $ 88.69
       4           21.55%            $12,155.06            17.89%            $11,788.83      $ 92.41
       5           27.63%            $12,762.82            22.84%            $12,283.97      $ 96.29
       6           34.01%            $13,400.96            28.00%            $12,799.89      $100.34
       7           40.71%            $14,071.00            33.37%            $13,337.49      $104.55
       8           47.75%            $14,774.55            38.98%            $13,897.66      $108.94
       9           55.13%            $15,513.28            44.81%            $14,481.36      $113.52
      10           62.89%            $16,288.95            50.90%            $15,089.58      $118.28
  TOTAL GAIN BEFORE FEES &
    EXPENSES                         $ 6,288.95
  TOTAL GAIN AFTER FEES &
    EXPENSES                                                                 $ 5,089.58
  TOTAL ANNUAL FEES & EXPENSES
    PAID                                                                                     $989.80

COLUMBIA TAX-EXEMPT RESERVES -- DAILY CLASS SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              0.80%                            $10,000.00                              5%

              CUMULATIVE RETURN  HYPOTHETICAL YEAR-   CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE     AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES        FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00              4.20%            $10,420.00      $ 81.68
       2           10.25%            $11,025.00              8.58%            $10,857.64      $ 85.11
       3           15.76%            $11,576.25             13.14%            $11,313.66      $ 88.69
       4           21.55%            $12,155.06             17.89%            $11,788.83      $ 92.41
       5           27.63%            $12,762.82             22.84%            $12,283.97      $ 96.29
       6           34.01%            $13,400.96             28.00%            $12,799.89      $100.34
       7           40.71%            $14,071.00             33.37%            $13,337.49      $104.55
       8           47.75%            $14,774.55             38.98%            $13,897.66      $108.94
       9           55.13%            $15,513.28             44.81%            $14,481.36      $113.52
      10           62.89%            $16,288.95             50.90%            $15,089.58      $118.28
  TOTAL GAIN BEFORE FEES &
    EXPENSES                         $ 6,288.95
  TOTAL GAIN AFTER FEES &
    EXPENSES                                                                  $ 5,089.58
  TOTAL ANNUAL FEES & EXPENSES
    PAID                                                                                      $989.80

COLUMBIA CALIFORNIA TAX-EXEMPT RESERVES -- DAILY CLASS SHARES

      ANNUAL EXPENSE RATIO        INITIAL HYPOTHETICAL INVESTMENT AMOUNT       ASSUMED RATE OF RETURN
              0.80%                             $10,000.00                               5%

              CUMULATIVE RETURN   HYPOTHETICAL YEAR-    CUMULATIVE RETURN   HYPOTHETICAL YEAR-     ANNUAL
               BEFORE FEES AND    END BALANCE BEFORE     AFTER FEES AND      END BALANCE AFTER    FEES AND
     YEAR         EXPENSES         FEES AND EXPENSES        EXPENSES         FEES AND EXPENSES    EXPENSES
       1            5.00%             $10,500.00              4.20%             $10,420.00        $ 81.68
       2           10.25%             $11,025.00              8.58%             $10,857.64        $ 85.11
       3           15.76%             $11,576.25             13.14%             $11,313.66        $ 88.69
       4           21.55%             $12,155.06             17.89%             $11,788.83        $ 92.41
       5           27.63%             $12,762.82             22.84%             $12,283.97        $ 96.29
       6           34.01%             $13,400.96             28.00%             $12,799.89        $100.34
       7           40.71%             $14,071.00             33.37%             $13,337.49        $104.55
       8           47.75%             $14,774.55             38.98%             $13,897.66        $108.94
       9           55.13%             $15,513.28             44.81%             $14,481.36        $113.52
      10           62.89%             $16,288.95             50.90%             $15,089.58        $118.28
  TOTAL GAIN BEFORE FEES &
    EXPENSES                          $ 6,288.95
  TOTAL GAIN AFTER FEES &
    EXPENSES                                                                    $ 5,089.58
  TOTAL ANNUAL FEES & EXPENSES
    PAID                                                                                          $989.80

COLUMBIA NEW YORK TAX-EXEMPT RESERVES -- DAILY CLASS SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT     ASSUMED RATE OF RETURN
              0.80%                            $10,000.00                             5%

              CUMULATIVE RETURN  HYPOTHETICAL YEAR-  CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE    AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES       FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00             4.20%            $10,420.00      $ 81.68
       2           10.25%            $11,025.00             8.58%            $10,857.64      $ 85.11
       3           15.76%            $11,576.25            13.14%            $11,313.66      $ 88.69
       4           21.55%            $12,155.06            17.89%            $11,788.83      $ 92.41
       5           27.63%            $12,762.82            22.84%            $12,283.97      $ 96.29
       6           34.01%            $13,400.96            28.00%            $12,799.89      $100.34
       7           40.71%            $14,071.00            33.37%            $13,337.49      $104.55
       8           47.75%            $14,774.55            38.98%            $13,897.66      $108.94
       9           55.13%            $15,513.28            44.81%            $14,481.36      $113.52
      10           62.89%            $16,288.95            50.90%            $15,089.58      $118.28
  TOTAL GAIN BEFORE FEES &
    EXPENSES                         $ 6,288.95
  TOTAL GAIN AFTER FEES &
    EXPENSES                                                                 $ 5,089.58
  TOTAL ANNUAL FEES & EXPENSES
    PAID                                                                                     $989.80

--------------------------------------------------------------------------------

THIS GLOSSARY INCLUDES EXPLANATIONS OF THE IMPORTANT TERMS THAT MAY BE USED IN THIS PROSPECTUS. SOME OF THE TERMS EXPLAINED MAY APPLY TO COLUMBIA FUNDS NOT INCLUDED IN THIS PROSPECTUS.

--------------------------------------------------------------------------------


Terms used in this prospectus
(BOOK GRAPHIC)

80% POLICY -- Rule 35d-1 under the 1940 Act (the "Names Rule"), requires certain Funds to adopt an investment policy requiring that, under normal circumstances, at least 80% of its assets will be invested in the type of investment suggested by its name. In most cases, the Names Rule gives affected Funds the option to either (i) declare the 80% Policy a fundamental policy, which means it can only be changed by shareholder approval, or (ii) commit to provide notice to shareholders before changing the 80% Policy. In some cases, the Names Rule requires affected Funds to declare their 80% Policy a fundamental policy. The SAI identifies each Fund that has adopted an 80% Policy as a fundamental policy as well as each Fund that has committed to provide notice to shareholders before changing its 80% Policy.

AMORTIZED COST METHOD -- under Rule 2a-7 of the 1940 Act, the method of calculating an investment company's net asset value whereby portfolio securities are valued at the Fund's acquisition cost as adjusted for amortization of premium or accretion of discount rather than at their value based on current market factors.

AVERAGE DOLLAR-WEIGHTED MATURITY -- the average length of time until the debt securities held by a Fund reach maturity. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.

BANK OBLIGATION -- a money market instrument issued by a bank, including certificates of deposit, time deposits and bankers' acceptances.

CAPITAL GAIN OR LOSS -- the difference between the purchase price of a security and its selling price. You realize a capital gain when you sell a security for more than you paid for it. You realize a capital loss when you sell a security for less than you paid for it.

COMMERCIAL PAPER -- a short-term debt security issued by banks, corporations, municipalities and other borrowers.

COMMON STOCK -- a security that represents part equity ownership in a company. Common stock typically allows you to vote at shareholder meetings and to share in the company's profits by receiving dividends.

DEBT SECURITY -- when you invest in a debt security, you are typically lending your money to a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as U.S. Treasury obligations and commercial paper. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

EQUITY SECURITY -- an investment that gives you an equity ownership right in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.

FIRST-TIER SECURITY -- under Rule 2a-7 of the 1940 Act, a debt security that is an eligible investment for money market funds and has received a rating in the highest short-term rating category from a nationally recognized statistical rating organization (NRSRO) or if unrated, is determined by the fund's portfolio management team to be of comparable quality, or is a money market fund issued by a registered investment company, or is a government security.

FIXED INCOME SECURITY -- an intermediate to long-term debt security that matures in more than one year.

GUARANTEED INVESTMENT CONTRACT -- an investment instrument issued by a rated insurance company in return for a payment by an investor.

HIGH QUALITY -- includes municipal securities that are rated in the top two highest short-term debt categories according to an NRSRO such as Standard & Poor's Corporation or Moody's Investors Service, Inc. The portfolio management team may consider an unrated municipal security if it is determined to be of comparable quality, based upon guidelines approved by the Fund's Board. Please see the SAI for more information about credit ratings.

INSTRUMENTALITY -- an instrumentality of the U.S. government is a government agency organized under federal charter with government supervision.

LIQUIDITY -- a measurement of how easily a security can be bought or sold at a price that is close to its market value.

MONEY MARKET INSTRUMENT -- a short-term debt security that is considered to mature in 13 months or less. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and certain municipal securities. For Columbia Treasury Reserves and Columbia Government Reserves, money market instruments do not include either commercial paper or municipal securities.

MUNICIPAL SECURITY (OBLIGATION) -- a debt security issued by state or local governments or governmental authorities to pay for public projects and services. "General obligations" are typically backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income from these securities is exempt from federal income taxes and is generally exempt from state taxes if you live in the state that issued the security. If you live in the municipality that issued the security, interest income may also be exempt from local taxes.

NON-DIVERSIFIED -- a fund that holds securities of fewer issuers or kinds of issuers than other kinds of funds. Non-diversified funds tend to have greater price swings than more diversified funds because events affecting one or more of its securities may have a disproportionately large effect on the fund.

PARTICIPATION -- a pass-through certificate representing a share in a pool of debt obligations or other instruments.

PASS-THROUGH CERTIFICATE -- securitized mortgages or other debt securities with interest and principal paid by a servicing intermediary shortly after interest payments are received from borrowers.

PRIVATE ACTIVITY BOND -- a municipal security that is used to finance private projects or other projects that aren't qualified for tax purposes. Interest on private activity bonds is generally taxable, unless it is specifically exempted, or may be treated as a tax preference item for federal alternative minimum tax purposes.

REPURCHASE AGREEMENT -- a short-term (often overnight) investment arrangement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return.

REVERSE REPURCHASE AGREEMENT -- a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price.

SECOND-TIER SECURITY -- under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds, but is not a first-tier security.

SETTLEMENT DATE -- the date on which an order is settled either by payment or delivery of securities.

SPECIAL PURPOSE ISSUER -- an entity organized solely to issue asset-backed securities on a pool of assets it owns.

TRADE DATE -- the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

U.S. GOVERNMENT OBLIGATIONS -- a wide range of debt securities that include U.S. Treasury obligations, securities issued or guaranteed by various agencies of the U.S. government, or by various instrumentalities which have been established or sponsored by the U.S. government. Securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. government.

U.S. TREASURY OBLIGATION -- a debt security issued or guaranteed by the U.S. Treasury. U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. government.

[GRAPHIC]
COLUMBIA MANAGEMENT.

WHERE TO FIND MORE INFORMATION

You'll find more information about Columbia Money Market Funds in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS

The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the independent registered public accounting firm's reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the period covered.

STATEMENT OF ADDITIONAL INFORMATION

The SAI contains additional information about the Funds and their policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.

You can obtain a free copy of these documents, request other information about the Funds and make shareholder inquiries by contacting Columbia Funds:

By telephone:
1.800.353.0828 (Institutional Investors)
1.800.345.6611 (Individual Investors)

By mail:
COLUMBIA FUNDS
C/O COLUMBIA FUNDS SERVICES
P.O. BOX 8081
BOSTON, MA 02266-8081

On the Internet:
WWW.COLUMBIAFUNDS.COM

Information about the Funds can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

[GRAPHIC]
SEC file number: 811-09645
Columbia Funds Series Trust

PRO-36/91661-1105

COLUMBIA MANAGEMENT(R)







                              Money Market Funds

                              Prospectus -- Daily Class Shares

                              December 30, 2005



                              Columbia Cash Reserves
                              (formerly, Nations Cash Reserves)

                              Columbia Treasury Reserves
                              (formerly, Nations Treasury Reserves)

                              Columbia Government Reserves
                              (formerly, Nations Government Reserves)

                              Columbia Municipal Reserves
                              (formerly, Nations Municipal Reserves)

                              Columbia California Tax-Exempt Reserves
                              (formerly, Nations California Tax-Exempt Reserves)






                              THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE.

                              ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                       May Lose Value
NOT FDIC-INSURED     No Bank Guarantee

AN OVERVIEW OF THE FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TERMS USED IN THIS PROSPECTUS

IN THIS PROSPECTUS, WE, US AND OUR REFER TO THE COLUMBIA FUNDS FAMILY (COLUMBIA FUNDS OR COLUMBIA FUNDS FAMILY). SOME OTHER IMPORTANT TERMS WE'VE USED MAY BE NEW TO YOU. THESE ARE PRINTED IN ITALICS WHERE THEY FIRST APPEAR IN A SECTION AND ARE DESCRIBED IN TERMS USED IN THIS PROSPECTUS.




 YOU'LL FIND TERMS USED IN THIS PROSPECTUS ON PAGE 46.

YOUR INVESTMENT IN THESE FUNDS IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, N.A. (BANK OF AMERICA), THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. YOUR INVESTMENT MAY LOSE MONEY.

AFFILIATES OF BANK OF AMERICA ARE PAID FOR THE SERVICES THEY PROVIDE TO THE
FUNDS.

--------------------------------------------------------------------------------

This booklet, which is called a prospectus, tells you about some Columbia Money Market Funds. Please read it carefully, because it contains information that's designed to help you make informed investment decisions.

This prospectus offers Daily Class Shares of the Funds. This class of shares is designed primarily for financial institutions and intermediaries for their own accounts, and for certain of their client accounts. Please turn to BUYING, SELLING AND EXCHANGING SHARES for more information about who is eligible to buy this class of shares.

ABOUT THE FUNDS

The Money Market Funds seek to provide income while protecting the principal of your original investment by investing in money market instruments.

Money market instruments include short-term debt securities that are U.S. government issued or guaranteed or have relatively low risk. Your original investment and your return aren't guaranteed, however, and returns will vary as short-term interest rates change. Over time, the return on money market funds may be lower than the return on other kinds of mutual funds or investments.

ARE THESE FUNDS RIGHT FOR YOU?

Not every Fund is right for every investor. When you're choosing a Fund to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.

The Money Market Funds may be suitable for you if:

  - you're looking for a relatively low risk investment with stability of principal

  - you have short-term income needs

They may not be suitable for you if:

  - you're looking for higher returns and are prepared to assume a higher level of investment risk

  - you're more comfortable with bank deposits that are FDIC-insured

You'll find a discussion of each Fund's investment objective, principal investment strategies and principal risks in the Fund descriptions that start on page 4.

FOR MORE INFORMATION

If you have any questions about the Funds, please call us at 1.800.353.0828 if you're an institutional investor, or 1.800.345.6611 if you're an individual investor. You can also contact your investment professional.

You'll find more information about the Funds in the Statement of Additional Information (SAI). The SAI includes more detailed information about each Fund's investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.

WHAT'S INSIDE
--------------------------------------------------------------------------------

About the Funds
(FILE FOLDER GRAPHIC)

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
ADVISORS, LLC

COLUMBIA MANAGEMENT ADVISORS, LLC (THE ADVISER) IS THE INVESTMENT ADVISER TO EACH OF THE FUNDS. THE ADVISER IS RESPONSIBLE FOR THE OVERALL MANAGEMENT AND SUPERVISION OF THE INVESTMENT MANAGEMENT OF EACH FUND.




 YOU'LL FIND MORE ABOUT THE ADVISER STARTING ON PAGE 22.

--------------------------------------------------------------------------------


COLUMBIA CASH RESERVES                                           4
------------------------------------------------------------------
COLUMBIA TREASURY RESERVES                                       7
------------------------------------------------------------------
COLUMBIA GOVERNMENT RESERVES                                    10
------------------------------------------------------------------
COLUMBIA MUNICIPAL RESERVES                                     13
------------------------------------------------------------------
COLUMBIA CALIFORNIA TAX-EXEMPT RESERVES                         16
------------------------------------------------------------------
OTHER IMPORTANT INFORMATION                                     20
------------------------------------------------------------------
HOW THE FUNDS ARE MANAGED                                       22

About your investment
(DOLLAR SIGN GRAPHIC)

INFORMATION FOR INVESTORS
  Buying, selling and exchanging shares                         24
     How orders are processed                                   26
  How selling and servicing agents are paid                     32
  Distributions and taxes                                       34
  Legal matters                                                 37
------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                            38
------------------------------------------------------------------
ADDITIONAL HYPOTHETICAL FEES AND EXPENSE INFORMATION            42
------------------------------------------------------------------
TERMS USED IN THIS PROSPECTUS                                   46
------------------------------------------------------------------
WHERE TO FIND MORE INFORMATION                          BACK COVER

COLUMBIA CASH RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 22.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

THE FUND IS LISTED ON THE NATIONAL ASSOCIATION OF INSURANCE COMMISSIONERS' APPROVED LIST OF MONEY MARKET MUTUAL FUNDS.

FIRST-TIER SECURITIES

A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN A RATING IN THE HIGHEST CREDIT RATING CATEGORY BY A NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATION (NRSRO) OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. These securities include primarily:

  - commercial paper

  - bank obligations

  - short-term debt securities, including instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or instruments backed by, the securities and other assets owned by these issuers

  - short-term taxable municipal securities

  - repurchase agreements secured by first-tier securities, U.S. government obligations or U.S. Treasury obligations

The Fund may also invest in other money market funds, consistent with its investment objective and strategies. When the portfolio management team believes market conditions warrant, the Fund may invest more than 25% of its assets in U.S. dollar denominated bank obligations, including obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------






 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia Cash Reserves has the following risks:

      - INVESTMENT STRATEGY RISK -- Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.353.0828 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.345.6611 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Daily Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               2000     2001     2002     2003     2004
               ----     ----     ----     ----     ----
               5.84%    3.60%    1.21%    0.48%    0.65%



              *Year-to-date return as of June 30, 2005: 0.98%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 4TH QUARTER 2000:                1.50%
         WORST: 2ND QUARTER 2004:               0.08%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                                            LIFE OF
                                                         1 YEAR   5 YEARS    FUND*
         DAILY CLASS SHARES                              0.65%     2.33%     2.63%

      *THE INCEPTION DATE OF DAILY CLASS SHARES IS APRIL 12, 1999.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Daily Class Shares can be found in the section ADDITIONAL
                   HYPOTHETICAL FEES AND EXPENSE INFORMATION following the FINANCIAL HIGHLIGHTS.

         SHAREHOLDER FEES                                              Daily Class
         (Fees paid directly from your investment)                       Shares
         Maximum sales charge (load) imposed on purchases                  N/A



         Maximum deferred sales charge (load)                              N/A



         ANNUAL FUND OPERATING EXPENSES(1)
         (Expenses that are deducted from the Fund's assets)



         Management fees(2)                                               0.25%



         Distribution (12b-1) and shareholder servicing fees              0.60%



         Other expenses                                                   0.02%
                                                                           -------



         Total annual Fund operating expenses                             0.87%



         Fee waivers and/or reimbursements                               (0.07)%
                                                                           -------



         Total net expenses(3)                                            0.80%
                                                                           =======

      (1)The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.
      (2)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.
      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Daily Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         DAILY CLASS SHARES                      $82      $271      $475      $1,066

COLUMBIA TREASURY RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 22.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

THE FUND IS LISTED ON THE NATIONAL ASSOCIATION OF INSURANCE COMMISSIONERS' APPROVED LIST OF MONEY MARKET MUTUAL FUNDS.

FIRST-TIER SECURITIES

A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN A RATING IN THE HIGHEST CREDIT RATING CATEGORY BY AN NRSRO OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less. Under normal circumstances, the Fund will invest at least 80% of its assets in U.S. Treasury obligations, and repurchase agreements secured by U.S. Treasury obligations.

THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. These securities include primarily:

  - U.S. Treasury obligations

  - repurchase agreements and reverse repurchase agreements secured by U.S. Treasury obligations and U.S. government obligations

  - obligations whose principal and interest are backed by the U.S. government

The Fund may invest in other money market funds that invest in these instruments, consistent with its investment objective and strategies.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------






 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia Treasury Reserves has the following risks:

      - INVESTMENT STRATEGY RISK -- Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      - TAX CONSIDERATIONS -- The distributions paid by the Fund generally come from interest on U.S. government and U.S. Treasury obligations, which may be free from state income tax, but will be subject to federal income tax and may be subject to other state and local taxes. Any portion of a distribution that comes from income paid on other kinds of securities or from realized capital gains generally is subject to federal, state and local taxes. You should consult with your own tax adviser to determine the tax consequences to you of investing in the Fund.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.353.0828 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.345.6611 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Daily Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               2000     2001     2002     2003     2004
               ----     ----     ----     ----     ----
               5.56%    3.36%    1.08%    0.42%    0.55%



              *Year-to-date return as of June 30, 2005: 0.88%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 4TH QUARTER 2000:           1.45%
         WORST: 2ND QUARTER 2004:          0.06%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                                              LIFE OF
                                                           1 YEAR   5 YEARS    FUND*
         DAILY CLASS SHARES                                0.55%    2.17%      2.45%




      *THE INCEPTION DATE OF DAILY CLASS SHARES IS APRIL 12, 1999.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Daily Class Shares can be found in the section ADDITIONAL
                   HYPOTHETICAL FEES AND EXPENSE INFORMATION following the FINANCIAL HIGHLIGHTS.

         SHAREHOLDER FEES                                              Daily Class
         (Fees paid directly from your investment)                       Shares
         Maximum sales charge (load) imposed on purchases                  N/A



         Maximum deferred sales charge (load)                              N/A



         ANNUAL FUND OPERATING EXPENSES(1)
         (Expenses that are deducted from the Fund's assets)



         Management fees(2)                                               0.25%



         Distribution (12b-1) and shareholder servicing fees              0.60%



         Other expenses                                                   0.02%
                                                                           -------



         Total annual Fund operating expenses                             0.87%



         Fee waivers and/or reimbursements                               (0.07)%
                                                                           -------



         Total net expenses(3)                                            0.80%
                                                                           =======

      (1)The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.
      (2)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Daily Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         DAILY CLASS SHARES                      $82      $271      $475      $1,066




COLUMBIA GOVERNMENT RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 22.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

THE FUND IS LISTED ON THE NATIONAL ASSOCIATION OF INSURANCE COMMISSIONERS' APPROVED LIST OF MONEY MARKET MUTUAL FUNDS.

FIRST-TIER SECURITIES

A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN A RATING IN THE HIGHEST CREDIT RATING CATEGORY BY AN NRSRO OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less. Under normal circumstances, the Fund will invest at least 80% of its assets in U.S.
                   government obligations.

THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. These securities include primarily U.S. government obligations and U.S. Treasury obligations, the interest on which is generally free from state income tax.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------






 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia Government Reserves has the following risks:

      - INVESTMENT STRATEGY RISK -- Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      - TAX CONSIDERATIONS -- The distributions paid by the Fund generally come from interest on U.S. government and U.S. Treasury obligations, which may be free from state income tax, but will be subject to federal income tax and may be subject to other state and local taxes. Any portion of a distribution that comes from income paid on other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes. You should consult with your own tax adviser to determine the tax consequences to you of investing in the Fund.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.353.0828 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.345.6611 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Daily Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               2000     2001     2002     2003     2004
               ----     ----     ----     ----     ----
               5.70%    3.44%    1.06%    0.43%    0.60%



              *Year-to-date return as of June 30, 2005: 0.93%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 4TH QUARTER 2000:                  1.47%
         WORST: 2ND QUARTER 2004:                 0.07%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                                              LIFE OF
                                                           1 YEAR   5 YEARS    FUND*
         DAILY CLASS SHARES                                0.60%    2.22%      2.51%




      *THE INCEPTION DATE OF DAILY CLASS SHARES IS APRIL 12, 1999.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Daily Class Shares can be found in the section ADDITIONAL
                   HYPOTHETICAL FEES AND EXPENSE INFORMATION following the FINANCIAL HIGHLIGHTS.

         SHAREHOLDER FEES                                             Daily Class
         (Fees paid directly from your investment)                      Shares
         Maximum sales charge (load) imposed on purchases                 N/A



         Maximum deferred sales charge (load)                             N/A



         ANNUAL FUND OPERATING EXPENSES(1)
         (Expenses that are deducted from the Fund's assets)



         Management fees(2)                                              0.25%



         Distribution (12b-1) and shareholder servicing fees             0.60%



         Other expenses                                                  0.02%
                                                                          --------



         Total annual Fund operating expenses                            0.87%



         Fee waivers and/or reimbursements                              (0.07)%
                                                                          --------



         Total net expenses(3)                                           0.80%
                                                                          ========

      (1)The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.
      (2)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Daily Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         DAILY CLASS SHARES                      $82      $271      $475      $1,066

COLUMBIA MUNICIPAL RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 22.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

FIRST-TIER SECURITIES

A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN A RATING IN THE HIGHEST CREDIT RATING CATEGORY BY AN NRSRO OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from federal income taxes.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

Under normal circumstances, the Fund will invest at least 80% of its assets in securities that pay interest exempt from federal income tax, other than the federal alternative minimum tax. The Fund invests in municipal securities that, at the time of investment, are considered by the portfolio management team to have minimal credit risk and to be of high quality.

The Fund may invest all or any portion of its assets in municipal securities that finance private projects, called private activity bonds.

The Fund may also invest in instruments issued by certain trusts or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issuance of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------






 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia Municipal Reserves has the following risks:

      - INVESTMENT STRATEGY RISK -- Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      - HOLDING CASH -- The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the portfolio management team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.

      - TAX CONSIDERATIONS -- The distributions paid by the Fund generally come from interest on municipal obligations, which, in turn, generally are free from federal income tax, but may be subject to the federal alternative minimum tax and state, local and other taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains generally is subject to federal, state, local and other taxes. Shares of Columbia Municipal Reserves would not be suitable investments for tax-advantaged accounts or tax-exempt investors. We generally rely on opinions of the issuer's bond counsel that interest on a bond will be exempt from applicable taxes. Tax authorities are paying increased attention to whether such interest is exempt, and we can't assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.353.0828 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.345.6611 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Daily Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               2000     2001     2002     2003     2004
               ----     ----     ----     ----     ----
               3.41%    2.06%    0.75%    0.36%    0.46%



              *Year-to-date return as of June 30, 2005: 0.69%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 4TH QUARTER 2000:                 0.90%
         WORST: 1ST QUARTER 2004:                0.05%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                     1 YEAR   5 YEARS   LIFE OF FUND*
         DAILY CLASS SHARES                          0.46%     1.40%        1.56%

      *THE INCEPTION DATE OF DAILY CLASS SHARES IS APRIL 12, 1999.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Daily Class Shares can be found in the section ADDITIONAL
                   HYPOTHETICAL FEES AND EXPENSE INFORMATION following the FINANCIAL HIGHLIGHTS.

         SHAREHOLDER FEES                                              Daily Class
         (Fees paid directly from your investment)                       Shares
         Maximum sales charge (load) imposed on purchases                  N/A



         Maximum deferred sales charge (load)                              N/A



         ANNUAL FUND OPERATING EXPENSES(1)
         (Expenses that are deducted from the Fund's assets)



         Management fees(2)                                               0.25%



         Distribution (12b-1) and shareholder servicing fees              0.60%



         Other expenses                                                   0.03%
                                                                           -------



         Total annual Fund operating expenses                             0.88%



         Fee waivers and/or reimbursements                               (0.08)%
                                                                           -------



         Total net expenses(3)                                            0.80%
                                                                           =======

      (1)The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.
      (2)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Daily Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         DAILY CLASS SHARES                      $82      $273      $480      $1,077

COLUMBIA CALIFORNIA TAX-EXEMPT RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 22.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from California state individual income tax and federal income taxes.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

Under normal circumstances, the Fund will invest at least 80% of its assets in securities that pay interest exempt from federal income tax and California state individual income tax. These securities are issued by or on behalf of the State of California, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers.

The Fund may invest up to 20% of its assets in municipal securities that finance private projects, called private activity bonds.

The Fund may also invest in instruments issued by certain trusts or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating local, national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issuance of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------






 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia California Tax-Exempt Reserves has the following risks:

      - INVESTMENT STRATEGY RISK -- This Fund is considered to be non-diversified because it invests most of its assets in securities that pay interest that is free from personal income tax in one state. The value of the Fund and the amount of interest it pays could be affected by the financial conditions of the state, and its local governments and public authorities. Although the Fund tries to maintain a share price of $1.00, an investment in the Fund could lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      - HOLDING CASH -- The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the portfolio management team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.

      - TAX CONSIDERATIONS -- The distributions paid by the Fund generally come from interest on California municipal obligations, which, in turn, generally are free from federal income tax and California state individual income tax, but may be subject to alternative minimum taxes and other state and local taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains generally is subject to federal, state and local taxes. Shares of Columbia California Tax-Exempt Reserves would not be suitable investments for tax-advantaged accounts or tax-exempt investors. We generally rely on opinions of the issuer's bond counsel that interest on a bond will be exempt from applicable taxes. Tax authorities are paying increased attention to whether such interest is exempt, and we can't assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund.

      - STATE-SPECIFIC RISK -- State-specific risk is the chance that the Fund, because it invests primarily in securities issued by California and its municipalities, is more vulnerable to unfavorable developments in California than funds that invest in municipal bonds of many different states. The current finances of California and its municipalities have improved during fiscal year 2004-2005, in part due to an improved economy and higher employment rates, which increased tax revenue. California remains the state with the lowest credit rating, however. The Governor's Budget for 2005-2006 projects a $6 billion deficit due to structural spending imbalances. The Governor proposes to cut program spending and to shift responsibility for certain obligations to make up the shortfall, but as of June 15, the State Legislature had not approved a final budget for the 2005-2006 fiscal year. It is unclear how the current economic conditions may affect the Fund. Adverse conditions affecting California generally could have an impact on the State and California municipal securities.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.353.0828 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.345.6611 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Daily Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               1997     1998     1999     2000     2001     2002     2003     2004
               ----     ----     ----     ----     ----     ----     ----     ----
               2.84%    2.51%    2.26%    2.84%    1.71%    0.66%    0.30%    0.42%



              *Year-to-date return as of June 30, 2005: 0.68%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 4TH QUARTER 2000:           0.77%
         WORST: 1ST QUARTER 2004:          0.04%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                                            LIFE OF
                                                       1 YEAR    5 YEARS     FUND*
         DAILY CLASS SHARES                            0.42%      1.18%      1.72%

      *THE INCEPTION DATE OF DAILY CLASS SHARES IS OCTOBER 2, 1996.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Daily Class Shares can be found in the section ADDITIONAL
                   HYPOTHETICAL FEES AND EXPENSE INFORMATION following the FINANCIAL HIGHLIGHTS.

         SHAREHOLDER FEES                                              Daily Class
         (Fees paid directly from your investment)                       Shares
         Maximum sales charge (load) imposed on purchases                  N/A



         Maximum deferred sales charge (load)                              N/A



         ANNUAL FUND OPERATING EXPENSES(1)
         (Expenses that are deducted from the Fund's assets)



         Management fees(2)                                               0.25%



         Distribution (12b-1) and shareholder servicing fees              0.60%



         Other expenses                                                   0.03%
                                                                           -------



         Total annual Fund operating expenses                             0.88%



         Fee waivers and/or reimbursements                               (0.08)%
                                                                           -------



         Total net expenses(3)                                            0.80%
                                                                           =======

      (1)The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (2)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Daily Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         DAILY CLASS SHARES                      $82      $273      $480      $1,077

OTHER IMPORTANT INFORMATION
(LINE GRAPH GRAPHIC)

You'll find specific information about each Fund's investment objective, principal investment strategies and risks in the descriptions starting on page
4. The following are some other risks and information you should consider before you invest:

      - SPECIAL RULES FOR MONEY MARKET FUNDS -- Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Funds, like all money market funds:

         - may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less

         - must maintain an average dollar-weighted maturity of 90 days or less

         - may normally invest no more than 5% of their total assets in securities of the same issuer, other than U.S. government securities; however, they may invest up to 25% of their total assets in first-tier securities of a single issuer for up to three business days (except for Columbia California Tax-Exempt Reserves)

         - may generally only invest in U.S. dollar denominated instruments that are determined to have minimal credit risk and are first-tier securities, except for Columbia California Tax-Exempt Reserves, which also may invest in second-tier securities.

      - CHANGING INVESTMENT OBJECTIVES AND POLICIES -- The investment objective and certain investment policies of any Fund can be changed without shareholder approval. The 80% Policy of certain Funds may be changed without shareholder approval by giving the shareholder at least 60 days notice. The 80% Policy of certain other Funds and other investment policies of any Fund may be changed only with shareholder approval.

      - CHANGING TO A FEEDER FUND -- Unlike traditional mutual funds which invest in individual securities, a "feeder fund" invests all of its assets in another fund called a "master portfolio." Other feeder funds generally also invest in a master portfolio. The master portfolio invests in individual securities and has the same investment objective, investment strategies and principal risks as the feeder funds. This structure can help reduce a feeder fund's expenses because its assets are combined with those of other feeder funds. If a master portfolio doesn't attract other feeder funds, however, a feeder fund's expenses could be higher than those of a traditional mutual fund.

        Each Fund may become a feeder fund if the Board decides this would be in the best interest of shareholders. We don't require shareholder approval to make the change, but we'll notify you if it happens. If a Fund becomes a feeder fund it will have the additional risks of investing in a master portfolio.

      - INVESTING DEFENSIVELY -- A Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. A Fund may not achieve its investment objective while it is investing defensively. Any cash a Fund holds for defensive or other reasons may not earn income.

      - BANK OF AMERICA AND ITS AFFILIATES -- Bank of America and its affiliates currently provide services to some or all of the Funds, including investment advisory, distribution, administration, shareholder servicing, sub-transfer agency and brokerage services, and are paid for providing these services. Bank of America and its affiliates also may, at times, provide other services and be compensated for them, including transfer agency, interfund lending and securities lending services, or make loans to the Funds. Finally, Bank of America or its affiliates may serve as counterparties in transactions with Columbia Funds where permitted by law or regulation, and may receive compensation in that capacity.

      - PORTFOLIO SECURITIES DISCLOSURE -- A description of Columbia Funds' policies and procedures with respect to the disclosure of portfolio securities is available in the Funds' SAI and on the Columbia Funds' website at www.columbiafunds.com under Fund Portfolio Data. In addition, a complete list of each Fund's portfolio holdings for each calendar month will be available upon request 5 business days following each month-end.

      - INFORMATION FOR FEDERALLY CHARTERED CREDIT UNIONS -- Shares of Columbia Treasury Reserves and Columbia Government Reserves are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration Rules and Regulations and the National Credit Union Administration Letter Number 155.

      - HOUSEHOLDING -- In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of a Fund's prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at 1.800.345.6611 or if your shares are held through a financial institution please contact them directly. We will begin sending your individual copies with the next scheduled mailing.

      - PORTFOLIO TRANSACTION COSTS -- Each Fund may incur significant transaction costs that are in addition to the total annual Fund operating expenses disclosed in the fee tables. These transaction costs are made up of all the costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of a Fund's transaction costs are not.

HOW THE FUNDS ARE MANAGED

(PEOPLE GRAPHIC)

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
ADVISORS, LLC

100 FEDERAL STREET
BOSTON, MA 02110

COLUMBIA MANAGEMENT GROUP (COLUMBIA MANAGEMENT) IS THE PRIMARY INVESTMENT MANAGEMENT DIVISION OF BANK OF AMERICA CORPORATION. THE ADVISER, COLUMBIA MANAGEMENT ADVISORS, LLC AND COLUMBIA WANGER ASSET MANAGEMENT, L.P. ARE COLUMBIA MANAGEMENT ENTITIES THAT FURNISH INVESTMENT MANAGEMENT SERVICES AND ADVISE INSTITUTIONAL AND MUTUAL FUND PORTFOLIOS.

--------------------------------------------------------------------------------


INVESTMENT ADVISER

The Adviser is the investment adviser to over 70 mutual fund portfolios in the Columbia Funds Family, including the Money Market Funds described in this prospectus.

The Adviser is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes, including equity and fixed income securities, and money market instruments.

Currently managing more than $185 billion, the Adviser acts as investment manager for individuals, corporations, private investment companies and financial institutions. The Adviser uses a team approach to investment management. Each team has access to the latest technology and analytical resources.

Columbia Funds pays the Adviser an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly.

A discussion regarding the basis for the Board of Trustees approving the investment advisory agreement with the Adviser is available in the Funds' annual report to shareholders for the fiscal year ended March 31.

The Adviser has agreed to waive fees and/or reimburse expenses for certain Funds until July 31, 2006. You'll find a discussion of any waiver and/or reimbursement in the Fund descriptions. There is no assurance that the Adviser will continue to waive and/or reimburse any fees and/or expenses after this date.

The following chart shows the maximum advisory fees the Adviser can receive, along with the actual advisory fees the Adviser and/or an affiliate received during the Funds' last fiscal year, after waivers and/or reimbursements:

ANNUAL INVESTMENT ADVISORY FEE, AS A % OF AVERAGE DAILY NET ASSETS


                                                             MAXIMUM    ACTUAL FEE
                                                             ADVISORY    PAID LAST
                                                               FEE      FISCAL YEAR
  COLUMBIA CASH RESERVES                                      0.15%        0.12%



  COLUMBIA TREASURY RESERVES                                  0.15%        0.12%



  COLUMBIA GOVERNMENT RESERVES                                0.15%        0.12%



  COLUMBIA MUNICIPAL RESERVES                                 0.15%        0.12%



  COLUMBIA CALIFORNIA TAX-EXEMPT RESERVES                     0.15%        0.12%

INVESTMENT SUB-ADVISER

Columbia Funds and the Adviser may engage one or more investment sub-advisers for each Fund to make day-to-day investment decisions for the Fund. The Adviser retains ultimate responsibility (subject to Board oversight) for overseeing the sub-advisers and evaluates the Funds' needs and available sub-advisers' skills and abilities on an ongoing basis. Based on its evaluations, the Adviser may at times recommend to the Board that a Fund:

  - change, add or terminate one or more sub-advisers;

  - continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or

  - materially change a sub-advisory agreement with a sub-adviser.

Applicable law requires a Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders' best interests. The Adviser and the Funds have applied for relief from the SEC to permit the Funds to act on many of the Adviser's recommendations with approval only by the Board and not by Fund shareholders. The Adviser or a Fund would inform the Fund's shareholders of any actions taken in reliance on this relief. Until the Adviser and the Funds obtain the relief, each Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

A discussion regarding the basis for the Board of Trustees approving the investment sub-advisory agreement with each sub-adviser is available in the Funds' annual report to shareholders for the fiscal year ended March 31.

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT DISTRIBUTORS, INC.

ONE FINANCIAL CENTER
BOSTON, MA 02111-2621

--------------------------------------------------------------------------------


OTHER SERVICE PROVIDERS

The Funds are distributed by Columbia Management Distributors, Inc. (Distributor), a registered broker/dealer. The Distributor may pay distribution (12b-1) and shareholder servicing fees and/or other compensation to companies for selling shares and providing services to investors.


--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
ADVISORS, LLC

100 FEDERAL STREET
BOSTON, MA 02110

--------------------------------------------------------------------------------


Columbia Management Advisors, LLC is the administrator of the Funds, and is responsible for overseeing the administrative operations of the Funds. The Funds pay Columbia Management Advisors, LLC a fee of 0.10% for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Funds, and is paid monthly.


--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
SERVICES, INC.

P.O. BOX 8081
BOSTON, MA 02266-8081

--------------------------------------------------------------------------------


Columbia Management Services, Inc., also known as Columbia Funds Services (Transfer Agent), is the transfer agent for the Funds' shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

ABOUT YOUR INVESTMENT
--------------------------------------------------------------------------------

BUYING, SELLING AND EXCHANGING SHARES
(DOLLAR SIGN GRAPHIC)

--------------------------------------------------------------------------------

WHEN YOU SELL SHARES OF A MUTUAL FUND, THE FUND IS EFFECTIVELY "BUYING" THEM BACK FROM YOU. THIS IS CALLED A REDEMPTION.

--------------------------------------------------------------------------------


This prospectus offers Daily Class Shares of the Funds. Here are some general rules about this class of shares:

  - Daily Class Shares are available on a direct basis or through certain financial institutions and intermediaries for their own accounts, and for certain client accounts for which they may provide automated cash management or other similar services (Cash Management Services). This share class is primarily intended for use in connection with specific Cash Management Services programs. This class of shares may be offered by:

     - certain Bank of America affiliates

     - certain other financial intermediaries.

  - There are no sales charges for buying, selling or exchanging these shares.

  - Please contact your investment professional for more information about the availability of this share class.

We encourage you to consult with an investment professional who can open an account for you with a selling agent and help you with your investment decisions. Once you have an account, you can buy, sell and exchange shares by contacting your investment professional or selling agent. They will look after any paperwork that's needed to complete a transaction and send your order to us.

You'll find more information about buying, selling and exchanging Daily Class Shares on the pages that follow. You should also ask your financial institution, intermediary or selling agent about its limits, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related services and programs.

The Funds also offer other classes of shares, with different features and expense levels, which you may be eligible to buy. If you have questions about buying, selling or exchanging, or you need help placing an order, please call us at 1.800.353.0828 if you're an institutional investor, or 1.800.345.6611 if you're an individual investor. You can also contact your investment professional.

Federal law requires the Funds to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Funds may need to delay the date of your purchase or may be unable to open your account which may result in a return of your investment monies. In addition, if the Funds are unable to verify your identity after your account is open, the Funds reserve the right to close your account or take other steps as deemed reasonable. The Funds shall not be held liable for any loss resulting from any purchase delay, application rejection, or account closure due to a failure to provide proper identifying information.

                        Ways to buy, sell
                           or exchange        How much you can buy, sell or exchange            Other things to know
                       -------------------    --------------------------------------    -------------------------------------
Buying shares          In a lump sum          minimum initial investment:               There is no limit to the amount you
                                              - $1,000 for regular accounts             can invest in Daily Class Shares.
                                              - $25 for traditional and Roth IRAs,
                                              and Coverdell Education Savings
                                                Accounts
                                              - no minimum for certain fee-based
                                                accounts and certain retirement plan
                                                accounts like 401(k) plans and SEP
                                                accounts, but other restrictions
                                                apply
                                              minimum additional investment:
                                              - none

                       Using our              minimum initial investment:               You can buy shares any day of the
                       Systematic             - $50                                     month on a monthly or quarterly
                       Investment Plan        minimum additional investment:            schedule.
                                              - $50

Selling shares         In a lump sum          - shares sold by telephone are limited    A Fund will generally send proceeds
                                              to $100,000 in a 30-day period            from the sale to you as soon as
                                              - restrictions may apply to               practicable following the
                                              withdrawals from retirement plan          determination of the Fund's net asset
                                                accounts                                value applicable to your order.
                                                                                        However, if you purchased your shares
                                                                                        by check, a Fund may delay sending
                                                                                        the proceeds from the sale of your
                                                                                        shares for up to 15 days after your
                                                                                        purchase to protect against checks
                                                                                        that are returned.

                       Using our free         - minimum $250 per check                  You can write checks for free. You
                       checkwriting                                                     can only use checks to make partial
                       service                                                          withdrawals from a Fund. You can't
                                                                                        use a check to make a full withdrawal
                                                                                        from a Fund.
                       Using our Automatic    - no minimum per withdrawal               Your account balance must be at least
                       Withdrawal Plan        - $5,000 requirement waived for           $5,000 to set up the plan. You can
                                              certain fee based accounts                make withdrawals any day of the month
                                                                                        on a monthly, quarterly or
                                                                                        semi-annual basis. We'll send your
                                                                                        money by check or deposit it directly
                                                                                        to your bank account.
Exchanging shares      In a lump sum          - new account minimums apply to           You can generally exchange Daily
                                                exchanges                               Class shares of a Fund for Daily
                                                                                        Class Shares of any other Fund
                                                                                        distributed by the Distributor. Some
                                                                                        exceptions apply. If you received
                                                                                        Daily Class Shares of a Money Market
                                                                                        Fund from an exchange of Class A
                                                                                        shares of an Index Fund, you can
                                                                                        exchange these shares for Class A
                                                                                        shares of an Index Fund.
                       Using our Automatic    minimum $100 per exchange                 You can make exchanges any day of the
                       Exchange Feature                                                 month.

--------------------------------------------------------------------------------

A BUSINESS DAY IS ANY DAY THAT THE FEDERAL RESERVE BANK OF NEW YORK AND THE NEW YORK STOCK EXCHANGE (NYSE) ARE OPEN. THE MONEY MARKET FUNDS RESERVE THE RIGHT TO CLOSE EARLY ON BUSINESS DAYS PRECEDING OR FOLLOWING NATIONAL HOLIDAYS, IF THE PRIMARY GOVERNMENT SECURITIES DEALERS HAVE CLOSED EARLY AND/OR IF THE BOND MARKET ASSOCIATION RECOMMENDS THAT THE SECURITIES MARKETS CLOSE EARLY.

IN ADDITION TO WEEKENDS, EITHER THE FEDERAL RESERVE BANK OF NEW YORK OR THE NYSE IS CLOSED ON THE FOLLOWING NATIONAL HOLIDAYS: NEW YEAR'S DAY, MARTIN LUTHER KING, JR. DAY, PRESIDENTS' DAY, GOOD FRIDAY, MEMORIAL DAY, INDEPENDENCE DAY, LABOR DAY, COLUMBUS DAY, VETERANS DAY, THANKSGIVING DAY AND CHRISTMAS DAY.

--------------------------------------------------------------------------------


HOW SHARES ARE PRICED

All transactions are based on the price of a Fund's shares -- or its net asset value per share. We calculate net asset value per share at the following times (unless the Fund closes early):

  - 9:45 a.m., 11:00 a.m., 2:30 p.m. and 5:00 p.m. Eastern time each business day for each share class of Columbia Cash Reserves and Columbia Treasury Reserves

  - 9:45 a.m., 11:00 a.m. and 2:30 p.m. Eastern time each business day for each share class of Columbia Government Reserves

  - 12:00 noon Eastern time each business day for each share class of Columbia Municipal Reserves

  - 11:30 a.m. Eastern time each business day for each share class of Columbia California Tax-Exempt Reserves

First, we calculate the net asset value for each class of a Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.

Although we try to maintain a net asset value per share of $1.00 for the Funds, we can't guarantee that we will be able to do so.

VALUING SECURITIES IN A FUND

The value of a Fund's assets is based on the total market value of all of the securities it holds. We use the amortized cost method, which approximates market value, to value the assets in the Money Market Funds.

HOW ORDERS ARE PROCESSED

Orders to buy, sell or exchange shares are processed on business days. Orders to buy, sell or exchange shares may be delivered to the Transfer Agent by phone, in writing, or through the internet. For more information on account and trading restrictions and special sign-up procedures for internet transactions, please call us at 800-353-0828 for institutional investors or 800-345-6611 for individual investors. The Transfer Agent has procedures in place to authenticate electronic instructions. You will be asked to accept the terms of an online agreement(s) and utilize a password for internet services. Orders received in good order by the Fund, Distributor, Transfer Agent or their agents by the following times on a business day (unless the Fund closes early) will be processed as follows:

  - If your order for Columbia Cash Reserves, Columbia Money Market Reserves or Columbia Treasury Reserves is received in good form by the Transfer Agent by 5:00 p.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you'll receive that day's dividends). If your order is received in good form by the Transfer Agent after 5:00 p.m. Eastern time, you will receive the next net asset value per share determined on the following business day (and in the case of purchases you'll begin receiving dividends the next day).

  - If your order for Columbia Government Reserves is received in good form by the Transfer Agent by 2:30 p.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you'll receive that day's dividends). If your order is received in good form by the Transfer Agent after 2:30 p.m. you will receive the next net asset value per share determined on the following business day (and in the case of purchases you'll begin receiving dividends the next day).

  - If your order for Columbia Municipal Reserves or Columbia Tax-Exempt Reserves is received in good form by the Transfer Agent by 12:00 noon p.m. Eastern time, in the case of purchases you will receive that day's net asset value per share. If your order is received in good form by the Transfer Agent after 12:00 noon p.m. Eastern time, you will receive the next net asset value per share determined on the following business day (and in the case of purchases you'll begin receiving dividends the next day).

  - If your order for Columbia California Tax-Exempt Reserves or Columbia New York Tax-Exempt Reserves is received and in good form the Transfer Agent by 11:30 a.m. Eastern time, you will receive that day's net asset value per share. If your order is received in good form by the Transfer Agent after 12:00 p.m. Eastern time, you will receive the net asset value per share determined on the following business day (and in the case of purchases you'll begin receiving dividends the next day).

Investors are encouraged to place orders to sell as early in the day as possible. Orders received after these times will receive the next business day's net asset value per share. The business day that applies to an order is also called the trade date. We may refuse any order to buy or exchange shares. If this happens, we'll return any money we've received.

TELEPHONE ORDERS
You can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of our account application and send it to us.

Here's how telephone orders work:

  - If you sign up for telephone orders after you open your account, you must have your signature Medallion Guaranteed.

  - Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order.

  - We'll take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. If we and our service providers don't take these steps, we may be liable for any losses from unauthorized or fraudulent instructions.

  - Telephone orders may be difficult to complete during periods of significant economic or market change.

--------------------------------------------------------------------------------

THE NET ASSET VALUE PER SHARE IS THE PRICE OF A SHARE CALCULATED BY A FUND EVERY BUSINESS DAY.

--------------------------------------------------------------------------------


(PLUS SIGN, DOLLAR          BUYING SHARES
  SIGN GRAPHIC)

      Here are some general rules for buying shares:

        - You buy Daily Class Shares at net asset value per share.

        - We must receive payment by the close of the Federal Reserve wire transfer system (typically 6 p.m. Eastern time) on the business day the Fund, Distributor, Transfer Agent or their agents receive the order (unless the Fund closes early).

             If we receive payment after this time, we'll refuse the order. We'll return any payment received for orders that we refuse. We can change this time under certain circumstances, for example, when there's more wiring activity than normal.

        - Financial institutions, intermediaries and selling agents are responsible for sending orders to us and for ensuring that we receive your money on time.

        - Shares purchased are recorded on the books of the Fund. We don't issue certificates.

      MINIMUM INITIAL INVESTMENT



      The minimum initial amount you can buy is usually $1,000.

      If you're buying shares through one of the following accounts or plans, the minimum initial amount you can buy is:

        - $50 using our Systematic Investment Plan

        - $25 for traditional and Roth Individual Retirement Accounts (IRAs), and Coverdell Education Savings Accounts

        - There is no minimum accounts set up with some fee-based investment advisers or financial planners, including wrap fee accounts and other managed accounts and for 401(k) plans, simplified employee pension plans (SEPs), salary reduction-simplified employee pension plans (SAR-SEPs), Savings Incentives Match Plans for Employees (SIMPLE
          IRAs), salary reduction-IRAs (SAR-IRAs) or other similar kinds of accounts. However, if the value of your account falls below $1,000 for 401(k) plans or $500 for the other plans within one year after you open your account, we may sell your shares. We'll give you 60 days notice in writing if we're going to do this.

      MINIMUM ADDITIONAL INVESTMENT



      You can make additional of as little as $50, or $25 for traditional and Roth IRAs, and Coverdell Education Savings Accounts.

SYSTEMATIC INVESTMENT PLAN
You can make regular purchases of $100 or more using automatic transfers from your bank account to the Funds you choose. You can contact your financial adviser or us to set up the plan.

Here's how the plan works:

  - You can buy shares any day of the month on a monthly or quarterly basis.

  - Some exceptions may apply to employees of Bank of America and its affiliates. For details, please contact your financial adviser.

--------------------------------------------------------------------------------

"GOOD FORM" MEANS THAT THE MONEY USED TO PURCHASE YOUR SHARES IS FULLY COLLECTED. WHEN SELLING SHARES BY LETTER OF INSTRUCTION, "GOOD FORM" ALSO MEANS
(I) YOUR LETTER HAS COMPLETE INSTRUCTIONS, THE PROPER SIGNATURES AND MEDALLION SIGNATURE GUARANTEES AND (II) ANY OTHER REQUIRED DOCUMENTS ARE ATTACHED. FOR ADDITIONAL DOCUMENTS REQUIRED FOR SALES BY CORPORATIONS, AGENTS FIDUCIARIES, SURVIVING JOINT OWNERS AND OTHER LEGAL ENTITIES PLEASE CALL 1.800.353.0828 (INSTITUTIONAL INVESTORS) OR 1.800.345.6611 (INDIVIDUAL INVESTORS). NO INTEREST WILL BE PAID ON UNCASHED REDEMPTION CHECKS.







 FOR MORE INFORMATION ABOUT TELEPHONE ORDERS, SEE HOW ORDERS ARE PROCESSED.

--------------------------------------------------------------------------------



(MINUS SIGN,       SELLING SHARES
  DOLLAR SIGN
  GRAPHIC)

      Here are some general rules for selling shares:

        - If you're selling your shares through a selling agent, financial institution or intermediary, we normally send the sale proceeds by Fedwire as soon as practicable following the net asset value determination time applicable to your order. For more information please refer to How orders are processed or contact the Transfer Agent.

        - If you're selling your shares directly through us, we normally send the sale proceeds by mail or electronic transfer to your bank account on the same business day that the Fund receives your order in good form.

        - You can sell up to $100,000 of shares by telephone to the address of record or via ACH to your bank in a 30-day period if you qualify for telephone orders.

        - If you paid for your shares with a check that wasn't certified, we'll hold the sale proceeds when you sell those shares for at least 15 days after the trade date of the purchase.

        - Financial institutions and intermediaries are responsible for sending orders to us and for depositing the sale proceeds to your account on time.

        - If you hold any shares in certificate form, you must sign the certificates (or send a signed stock power with them) and send them to the Transfer Agent. Your signature must be Medallion Guaranteed unless you've made other arrangements with us. We may ask for any other information we need to prove that the order is properly authorized.

        - Under certain circumstances allowed under the 1940 Act, we can pay you in securities or other property when you sell your shares (except shares of Columbia Treasury Reserves).

        - We can delay payment of the sale proceeds of Columbia Cash Reserves, Columbia Treasury Reserves or Columbia Government Reserves for one day, or longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Banks or under the extraordinary circumstances described in Section 22(e) of the 1940 Act. Generally, those extraordinary circumstances are when: (i) the NYSE is closed or trading is restricted, (ii) an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of the Fund's net assets not reasonably practicable, or
          (iii) the SEC by order permits the suspension of the right of redemption for the protection of investors.

        - We can delay payment of the sale proceeds of Columbia Municipal Reserves or Columbia California Tax-Exempt Reserves for up to seven days.

        - Other restrictions may apply to retirement plan accounts. For more information about these restrictions, please contact your retirement plan administrator.

      We may sell your shares:

        - if the value of your account falls below $1,000 (other than as a result of depreciation in share value), or your account may be subject to an annual fee of $10. The Transfer Agent will send you written notification of such action and provide details on how you can add money to your account to avoid this penalty

        - if a financial institution or intermediary tells us to sell your shares under arrangements made with you

        - under certain other circumstances allowed under the 1940 Act

CHECKWRITING SERVICE
You can withdraw money from the Funds using our free checkwriting service. You can contact your financial adviser or us to set up the service.

Here's how the service works:

  - Each check you write must be for $250 and no more the $100,000.

  - You can only use checks to make partial withdrawals. You can't use a check to make a full withdrawal of the shares you hold in a Fund.

  - Shares you sell by writing a check are eligible to receive distributions up to the day our custodian receives the check for payment.

  - We can change or cancel the service by giving you 30 days notice in writing.

AUTOMATIC WITHDRAWAL PLAN
The Automatic Withdrawal Plan lets you withdraw funds any day of the month on a monthly, quarterly or semi-annual basis. You can contact your financial adviser or us to set up the plan.

Here's how the plan works:

  - Your account balance must be at least $5,000 to set up the plan. Certain fee based accounts are not subject to the $5,000 requirement.

  - If you set up the plan after you've opened your account, your signature must be Medallion Guaranteed.

  - We'll send you a check or deposit the money directly to your bank account.

  - You can cancel the plan by giving your financial adviser or us 30 days notice in writing.

It's important to remember that if you withdraw more than your investment in the Fund is earning, you'll eventually use up your original investment.

--------------------------------------------------------------------------------

YOU SHOULD MAKE SURE YOU UNDERSTAND THE INVESTMENT OBJECTIVE AND POLICIES OF THE FUND YOU'RE EXCHANGING INTO. PLEASE READ ITS PROSPECTUS CAREFULLY.
--------------------------------------------------------------------------------



(EXCHANGING SHARES GRAPHIC)    EXCHANGING SHARES

      You can generally sell shares of a Fund to buy shares of another Fund distributed by the Distributor. This is called an exchange. You might want to do this if your investment goals or tolerance for risk change.

      Here's how exchanges work:

        - You can generally exchange Daily Class Shares of a Fund for Daily Class Shares of any other Fund distributed by the Distributor. Some exceptions apply.

        - If you received shares of a Fund from an exchange of Class A shares of an Index Fund (including Columbia Large Cap Enhanced Core Fund), you can exchange these shares for Class A shares of an Index Fund (including Columbia Large Cap Enhanced Core Fund).

        - The rules for buying shares of a Fund, including any minimum investment requirements, apply to exchanges into that Fund.

        - You may only make exchanges into a Fund that is legally sold in your state of residence.

        - You generally may only make an exchange into a Fund that is accepting investments.

        - A sales charge may apply when exchanging from a Money Market Fund to a Fund with a front-end sales charge.

  - We may limit the number of exchanges you can make within a specified period of time.

        - We may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

        - You cannot exchange any shares you own in certificate form until the Transfer Agent has received the certificate and deposited the shares to your account.

AUTOMATIC EXCHANGE FEATURE
The Automatic Exchange Feature lets you exchange $100 or more of Daily Class Shares any day of the month. You can contact your investment professional or us to set up the plan.

Here's how automatic exchanges work:

  - Send your request to the Transfer Agent in writing or call 1.800.345.6611.

  - If you set up your plan to exchange more than $100,000 you must have your signature Medallion Guaranteed.

  - You can choose to have us transfer your money on any day of the month.

  - The rules for making exchanges apply to automatic exchanges.

HOW SELLING AND SERVICING AGENTS ARE PAID
(PERCENT SIGN GRAPHIC)

--------------------------------------------------------------------------------

THE FINANCIAL INSTITUTION OR INTERMEDIARY THAT BUYS SHARES FOR YOU IS ALSO SOMETIMES REFERRED TO AS A SELLING AGENT.

THE DISTRIBUTION FEE IS OFTEN REFERRED TO AS A "12B-1" FEE BECAUSE IT'S PAID THROUGH A PLAN APPROVED UNDER RULE 12B-1 OF THE 1940 ACT.

THE SELLING AGENT MAY CHARGE OTHER FEES FOR SERVICES PROVIDED TO YOUR ACCOUNT.

--------------------------------------------------------------------------------


Selling and servicing agents usually receive compensation based on your investment in the Funds. The kind and amount of the compensation depends on the share class in which you invest. Selling agents typically pay a portion of the compensation they receive to their investment professionals.

DISTRIBUTION (12B-1) AND SHAREHOLDER SERVICING FEES

The Distributor and selling and servicing agents are compensated for selling shares and providing services to investors under distribution and shareholder servicing plans.

The Distributor may receive a maximum annual distribution (12b-1) fee of 0.35% of the average daily net assets of Daily Class Shares of the Funds, some or all of which may be paid to selling agents.

Servicing agents may receive a maximum annual shareholder servicing fee of 0.25% of the average daily net assets of Daily Class Shares of the Funds.

Fees are calculated daily and paid to the Distributor periodically. Because these fees are paid out of the Funds' assets on an ongoing basis, over time they will increase the cost of your investment, and may cost you more than any sales charges you may pay.

The Funds pay these fees to the Distributor and/or to eligible selling and servicing agents and financial institutions, including the Adviser or other affiliates, for as long as the plans continue. We may reduce or discontinue payments at any time.

OTHER COMPENSATION

Selling and servicing agents may also receive:

  - a bonus, incentive or other compensation relating to the sale, promotion and marketing of the Funds

  - an additional amount of up to 0.50% of the net asset value per share on all sales of Daily Class Shares to retirement plans

  - non-cash compensation like trips to sales seminars, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise

Any such compensation, which is paid by the Adviser or the Distributor and not by the Funds, is discretionary and may be available only to selected selling and servicing agents. For example, the Distributor sometimes sponsors promotions involving Banc of America Investment Services, Inc., an affiliate of the Adviser and the Distributor, and certain other selling or servicing agents. Selected selling or servicing agents also may receive compensation for opening or servicing a minimum number of accounts.

The Adviser and the Distributor may pay significant amounts from their own assets to selling or servicing agents of the Funds for distribution-related activities or other services they provide. These amounts, which are in addition to any sales charges, distribution (12b-1) and shareholder servicing fees paid by the Funds, may be fixed dollar amounts or a percentage of sales or both, and may be up-front or ongoing payments or both. Agents may agree to provide a variety of marketing related services or access-advantages to the Funds, including, for example, presenting Funds on "preferred" or "select" lists, in return for the payments. Selling or servicing agents, in turn, may pay some or all of these amounts to their employees who recommend or sell Fund shares or allocate or invest client assets among different investment options.

In addition, the Adviser and the Distributor may pay significant amounts from their own assets for services provided and costs incurred by third parties of a type that would typically be provided or incurred directly by the Columbia Funds' transfer agent. The Columbia Funds also may pay significant amounts to third party intermediaries, including selling and servicing agents, for providing these types of services or incurring these types of costs.

These and other payments, and the difference between payments made with respect to the Funds and those made with respect to other mutual funds available through the agent, may give rise to conflicts of interest between the agent and its clients. You should be aware of these potential conflicts of interest and discuss these matters with your selling or servicing agent.

Distributions and taxes
(TAX DOLLAR GRAPHIC)

--------------------------------------------------------------------------------

THE POWER OF COMPOUNDING

REINVESTING YOUR DISTRIBUTIONS BUYS YOU MORE SHARES OF A FUND -- WHICH LETS YOU TAKE ADVANTAGE OF THE POTENTIAL FOR COMPOUND GROWTH.

PUTTING THE MONEY YOU EARN BACK INTO YOUR INVESTMENT MEANS IT, IN TURN, MAY EARN EVEN MORE MONEY. OVER TIME, THE POWER OF COMPOUNDING HAS THE POTENTIAL TO SIGNIFICANTLY INCREASE THE VALUE OF YOUR INVESTMENT. THERE IS NO ASSURANCE, HOWEVER, THAT YOU'LL EARN MORE MONEY IF YOU REINVEST YOUR DISTRIBUTIONS.

--------------------------------------------------------------------------------


ABOUT DISTRIBUTIONS

A mutual fund can make money two ways:

  - It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.

  - A fund can also have capital gain if the value of its investments increases. If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.

A mutual fund is not subject to federal income tax as long as it distributes all of its net investment income and net realized capital gain to its shareholders. The Funds intend to pay out a sufficient amount of their income and capital gain to their shareholders so the Funds won't have to pay any federal income tax. When a Fund makes this kind of a payment, it's split among all shares and is called a distribution.

Although the Funds do not expect to realize any capital gain, any capital gain realized by a Fund will be distributed at least once a year. The Funds declare distributions of net investment income each business day, and pay them on the first business day of each month. Normally, each Fund will declare and pay distributions of net investment income as indicated above. The Funds may, however, declare and pay distributions of net investment income more frequently.

Any distribution you receive is paid based on the number of shares you hold on the record date, which is usually the day the distribution is declared (daily distribution Funds) or the day before the distribution is declared (all other Funds). Shares are eligible to receive net investment income distributions from the settlement date (daily distribution Funds), trade date (all other Funds) or realized capital gain from the trade date of the purchase up to and including the day before the shares are sold.

Different share classes of a Fund usually pay different net investment income distribution amounts, because each class has different expenses.

We'll automatically reinvest distributions in additional shares of the same Fund unless you tell us you want to receive your distributions in cash. You can do this by writing to us at the address on the back cover, or by calling us at
1.800.353.0828 if you're an institutional investor, or 1.800.345.6611 if you're an individual investor. Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

--------------------------------------------------------------------------------

THIS INFORMATION IS A SUMMARY OF HOW FEDERAL INCOME TAXES MAY AFFECT YOUR INVESTMENT IN THE FUNDS. IT DOES NOT APPLY TO FOREIGN OR TAX-EXEMPT INVESTORS OR THOSE HOLDING FUND SHARES THROUGH A TAX-ADVANTAGED ACCOUNT, SUCH AS A 401(K) PLAN OR IRA. THIS INFORMATION IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING. YOU SHOULD CONSULT WITH YOUR OWN TAX ADVISER ABOUT YOUR SITUATION, INCLUDING ANY FOREIGN, STATE AND LOCAL TAXES THAT MAY APPLY.




 FOR MORE INFORMATION ABOUT TAXES, PLEASE SEE THE SAI.

--------------------------------------------------------------------------------


HOW TAXES AFFECT YOUR INVESTMENT

Distributions of a Fund's ordinary income and any net short-term capital gain, if any, generally are taxable to you as ordinary income. Although the Funds do not expect to realize any capital gain, any distributions of realized net long-term capital gain, if any, generally are taxable to you as long-term capital gain.

In general, corporate shareholders will not be able to deduct any distributions when determining their taxable income. Fund distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund. Following the end of each year, we'll send you a notice that tells you how much you've received in distributions during the year and their federal tax status. State and local taxes may also apply to distributions.

COLUMBIA MUNICIPAL RESERVES, COLUMBIA CALIFORNIA TAX-EXEMPT RESERVES

In general, you will not be subject to federal income tax on distributions from Columbia Municipal Reserves and Columbia California Tax-Exempt Reserves of their tax-exempt interest income. Distributions from Columbia California Tax-Exempt Reserves of its interest income from California municipal securities will not be subject to California state individual income tax. Distributions from these Funds, however, may be subject to state, local and other taxes.

Although these Funds do not intend to earn any taxable income or capital gain, any distributions of such income or gain generally are subject to tax.

A portion of the distributions from these Funds may also be subject to alternative minimum taxes.

U.S. GOVERNMENT OBLIGATIONS

If you invest in U.S. government obligations directly, interest on those obligations is free from state and local individual income taxes. Distributions you receive that come from interest a Fund earns from U.S. government obligations may not be exempt from these taxes. Please consult with your tax adviser.

WITHHOLDING TAX

We're required by federal law to withhold tax on any distributions and redemption proceeds paid to you (including amounts paid in securities and exchanges) if:

  - you haven't given us a correct Taxpayer Identification Number (TIN), usually your social security or employer identification number, and haven't certified that the TIN is correct and withholding doesn't apply

  - the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records

  - the IRS informs us that you are otherwise subject to backup withholding

The IRS may also impose penalties against you if you don't give us a correct
TIN.
Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.

TAXATION OF REDEMPTIONS AND EXCHANGES

As long as a Fund continually maintains a $1.00 net asset value per share, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your shares of the Fund.

Legal matters

On February 9, 2005, Banc of America Capital Management, LLC ("BACAP" (now, the Advisor)) and BACAP Distributors, LLC (which has subsequently merged into the Distributor) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the SEC (the "SEC Order"). A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website. Under the terms of the NYAG Settlement and SEC Order, BACAP and BACAP Distributors, LLC have agreed, among other things, to pay disgorgement and civil money penalties, to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices, to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures and to reduce management fees for five years. BACAP and BACAP Distributors, LLC are currently in the process of implementing the various terms of the NYAG Settlement and SEC Order.

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Columbia Funds Series Trust (formerly known as Nations Funds Trust), its Board of Trustees, Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors, LLC (collectively "BAC"). On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust (now known as Columbia Funds Series Trust), the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under the federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action. The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

Separately, a putative class action (Reinke v. Bank of America N.A., et al.) was filed against Nations Funds Trust and others on December 6, 2004 in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. Nations Funds Trust has filed a "motion to dismiss" that is pending. Discovery has recently been initiated. At the present time, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

Financial highlights
(DOLLAR SIGN GRAPHIC)

The financial highlights table is designed to help you understand how the Funds have performed for the past five years or, if shorter, the period of a Fund's operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned, assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP. The independent registered public accounting firm's report and Columbia Funds financial statements are incorporated by reference into the SAI. Please see the back cover of this prospectus to find out how you can get a copy of the SAI.

COLUMBIA CASH RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                              YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
  DAILY CLASS SHARES                           03/31/05             03/31/04             03/31/03             03/31/02
  Net asset value, beginning of period           $1.00                $1.00                $1.00                $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                  0.0098               0.0040               0.0102               0.0260
  LESS DISTRIBUTIONS:
  Dividends from net investment income         (0.0098)             (0.0040)             (0.0102)             (0.0260)
  Net asset value, end of period                 $1.00                $1.00                $1.00                $1.00
  TOTAL RETURN++                                 0.98%                0.40%                1.02%                2.63%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)        $9,560,013           $8,746,651           $11,635,944          $14,018,697
  Ratio of operating expenses to average
    net assets(a)                                0.80%              0.80%(c)             0.80%(b)             0.80%(b)
  Ratio of net investment income/(loss)
    to average net assets                        1.00%                0.41%                1.02%                2.32%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements(a)                    0.87%                0.86%                0.86%                0.87%

                                               YEAR ENDED
  DAILY CLASS SHARES                            03/31/01
  Net asset value, beginning of period            $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                   0.0568
  LESS DISTRIBUTIONS:
  Dividends from net investment income          (0.0568)
  Net asset value, end of period                  $1.00
  TOTAL RETURN++                                  5.83%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)         $14,589,888
  Ratio of operating expenses to average
    net assets(a)                                 0.80%
  Ratio of net investment income/(loss)
    to average net assets                         5.62%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements(a)                     0.87%

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
(a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
(b) The effect of interest expense on the operating expense ratio was less than 0.01%.
(c) The reimbursement from the investment adviser is included in the ratio of operating expenses to average net assets (with waivers). The effect of this reimbursement on the operating expense ratio (with waivers) was less than 0.01%.

COLUMBIA TREASURY RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                              YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
  DAILY CLASS SHARES                           03/31/05             03/31/04             03/31/03             03/31/02
  Net asset value, beginning of period           $1.00                $1.00                $1.00                $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                  0.0085               0.0033               0.0090               0.0242
  LESS DISTRIBUTIONS:
  Dividends from net investment income         (0.0085)             (0.0033)             (0.0090)             (0.0242)
  Net asset value, end of period                 $1.00                $1.00                $1.00                $1.00
  TOTAL RETURN++                                 0.85%                0.33%                0.91%                2.44%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)         $256,064             $291,341            $1,159,050           $1,301,678
  Ratio of operating expenses to average
    net assets(a)                                0.80%                0.80%                0.80%                0.80%
  Ratio of net investment income/(loss)
    to average net assets                        0.83%                0.34%                0.92%                2.21%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements(a)                    0.87%                0.86%                0.86%                0.87%

                                               YEAR ENDED
  DAILY CLASS SHARES                            03/31/01
  Net asset value, beginning of period            $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                   0.0543
  LESS DISTRIBUTIONS:
  Dividends from net investment income          (0.0543)
  Net asset value, end of period                  $1.00
  TOTAL RETURN++                                  5.56%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)          $981,837
  Ratio of operating expenses to average
    net assets(a)                               0.80%(b)
  Ratio of net investment income/(loss)
    to average net assets                         5.39%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements(a)                     0.87%

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
(a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
(b) The effect of interest expense on the operating expense ratio was less than 0.01%.

COLUMBIA GOVERNMENT RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                              YEAR ENDED          YEAR ENDED          YEAR ENDED          YEAR ENDED
  DAILY CLASS SHARES                           03/31/05            03/31/04            03/31/03            03/31/02
  Net asset value, beginning of period          $1.00               $1.00               $1.00               $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                  0.0092              0.0035              0.0091              0.0243
  LESS DISTRIBUTIONS:
  Dividends from net investment income         (0.0092)            (0.0035)            (0.0091)            (0.0243)
  Net asset value, end of period                $1.00               $1.00               $1.00               $1.00
  TOTAL RETURN++                                0.93%               0.35%               0.92%               2.45%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)         $304,322            $352,046            $312,836            $317,287
  Ratio of operating expenses to average
    net assets(a)                               0.80%               0.80%               0.80%               0.80%
  Ratio of net investment income/(loss)
    to average net assets                       0.94%               0.36%               0.88%               2.10%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements(a)                   0.87%               0.86%               0.87%               0.88%

                                               YEAR ENDED
  DAILY CLASS SHARES                            03/31/01
  Net asset value, beginning of period           $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                   0.0554
  LESS DISTRIBUTIONS:
  Dividends from net investment income          (0.0554)
  Net asset value, end of period                 $1.00
  TOTAL RETURN++                                 5.69%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)          $259,937
  Ratio of operating expenses to average
    net assets(a)                               0.80%(b)
  Ratio of net investment income/(loss)
    to average net assets                        5.46%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements(a)                    0.89%

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
(a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
(b) The effect of interest expense on the operating expense ratio was less than 0.01%.

COLUMBIA MUNICIPAL RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                              YEAR ENDED          YEAR ENDED          YEAR ENDED          YEAR ENDED
  DAILY CLASS SHARES                           03/31/05            03/31/04            03/31/03            03/31/02
  Net asset value, beginning of period          $1.00               $1.00               $1.00               $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                  0.0068              0.0031              0.0067              0.0155
  LESS DISTRIBUTIONS:
  Dividends from net investment income         (0.0068)            (0.0031)            (0.0067)            (0.0155)
  Net asset value, end of period                $1.00               $1.00               $1.00               $1.00
  TOTAL RETURN++                                0.68%               0.31%               0.68%               1.56%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)         $591,206            $605,118            $526,658            $637,172
  Ratio of operating expenses to average
    net assets                                  0.80%               0.78%               0.80%               0.80%
  Ratio of net investment income/(loss)
    to average net assets                       0.67%               0.30%               0.63%               1.43%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                      0.88%               0.87%               0.88%               0.90%

                                               YEAR ENDED
  DAILY CLASS SHARES                            03/31/01
  Net asset value, beginning of period           $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                   0.0332
  LESS DISTRIBUTIONS:
  Dividends from net investment income          (0.0332)
  Net asset value, end of period                 $1.00
  TOTAL RETURN++                                 3.37%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)          $554,876
  Ratio of operating expenses to average
    net assets                                   0.80%
  Ratio of net investment income/(loss)
    to average net assets                        3.33%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                       0.89%

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

COLUMBIA CALIFORNIA TAX-EXEMPT RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                              YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
  DAILY CLASS SHARES                           03/31/05             03/31/04             03/31/03             03/31/02
  Net asset value, beginning of period           $1.00                $1.00                $1.00                $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                  0.0063               0.0026               0.0056               0.0139
  LESS DISTRIBUTIONS:
  Dividends from net investment income         (0.0063)             (0.0026)             (0.0056)             (0.0139)
  Net asset value, end of period                 $1.00                $1.00                $1.00                $1.00
  TOTAL RETURN++                                 0.63%                0.26%                0.56%                1.40%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)         $742,981             $726,888             $792,206             $814,077
  Ratio of operating expenses to average
    net assets                                   0.80%                0.77%                0.80%                0.80%
  Ratio of net investment income/(loss)
    to average net assets                        0.63%                0.26%                0.55%                0.78%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                       0.88%                0.87%                0.87%                0.88%

                                               YEAR ENDED
  DAILY CLASS SHARES                            03/31/01
  Net asset value, beginning of period            $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                   0.0273
  LESS DISTRIBUTIONS:
  Dividends from net investment income          (0.0273)
  Net asset value, end of period                  $1.00
  TOTAL RETURN++                                  2.76%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)          $755,635
  Ratio of operating expenses to average
    net assets                                    0.80%
  Ratio of net investment income/(loss)
    to average net assets                         2.73%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                        0.88%

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

Additional hypothetical fees and expense information

The supplemental hypothetical investment information on the following pages provides additional information about the effect of the fees and expenses of each Fund, including investment advisory fees and other Fund costs, on the Funds' returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in the class of the Funds assuming a 5% return each year, the hypothetical year-end balance before fees and expenses and the cumulative return after fees and expenses. The charts also assume that the annual expense ratios stay the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratio used for each Fund, which is the same as that stated in the Annual Fund Operating Expenses tables, is reflected in the charts and is net of any contractual fee waiver or expense reimbursement. Your actual costs may be higher or lower.

COLUMBIA CASH RESERVES -- DAILY CLASS SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT     ASSUMED RATE OF RETURN
              0.80%                            $10,000.00                             5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-  CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE    AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES       FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00             4.20%            $10,420.00      $ 81.68
       2           10.25%            $11,025.00             8.58%            $10,857.64      $ 85.11
       3           15.76%            $11,576.25            13.14%            $11,313.66      $ 88.69
       4           21.55%            $12,155.06            17.89%            $11,788.83      $ 92.41
       5           27.63%            $12,762.82            22.84%            $12,283.97      $ 96.29
       6           34.01%            $13,400.96            28.00%            $12,799.89      $100.34
       7           40.71%            $14,071.00            33.37%            $13,337.49      $104.55
       8           47.75%            $14,774.55            38.98%            $13,897.66      $108.94
       9           55.13%            $15,513.28            44.81%            $14,481.36      $113.52
      10           62.89%            $16,288.95            50.90%            $15,089.58      $118.28
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                        $ 5,089.58
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                          $989.80

COLUMBIA TREASURY RESERVES -- DAILY CLASS SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT     ASSUMED RATE OF RETURN
              0.80%                            $10,000.00                             5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-   CUMULATIVE RETURN  HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE    AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES        FEES AND EXPENSES       EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00             4.20%            $10,420.00      $ 81.68
       2           10.25%            $11,025.00             8.58%            $10,857.64      $ 85.11
       3           15.76%            $11,576.25            13.14%            $11,313.66      $ 88.69
       4           21.55%            $12,155.06            17.89%            $11,788.83      $ 92.41
       5           27.63%            $12,762.82            22.84%            $12,283.97      $ 96.29
       6           34.01%            $13,400.96            28.00%            $12,799.89      $100.34
       7           40.71%            $14,071.00            33.37%            $13,337.49      $104.55
       8           47.75%            $14,774.55            38.98%            $13,897.66      $108.94
       9           55.13%            $15,513.28            44.81%            $14,481.36      $113.52
      10           62.89%            $16,288.95            50.90%            $15,089.58      $118.28
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                        $ 5,089.58
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                          $989.80

COLUMBIA GOVERNMENT RESERVES -- DAILY CLASS SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              0.80%                            $10,000.00                              5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-   CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE     AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES        FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00              4.20%            $10,420.00      $ 81.68
       2           10.25%            $11,025.00              8.58%            $10,857.64      $ 85.11
       3           15.76%            $11,576.25             13.14%            $11,313.66      $ 88.69
       4           21.55%            $12,155.06             17.89%            $11,788.83      $ 92.41
       5           27.63%            $12,762.82             22.84%            $12,283.97      $ 96.29
       6           34.01%            $13,400.96             28.00%            $12,799.89      $100.34
       7           40.71%            $14,071.00             33.37%            $13,337.49      $104.55
       8           47.75%            $14,774.55             38.98%            $13,897.66      $108.94
       9           55.13%            $15,513.28             44.81%            $14,481.36      $113.52
      10           62.89%            $16,288.95             50.90%            $15,089.58      $118.28
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                         $ 5,089.58
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                           $989.80

COLUMBIA MUNICIPAL RESERVES -- DAILY CLASS SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT     ASSUMED RATE OF RETURN
              0.80%                            $10,000.00                             5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-   CUMULATIVE RETURN  HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE    AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES        FEES AND EXPENSES       EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00             4.20%            $10,420.00      $ 81.68
       2           10.25%            $11,025.00             8.58%            $10,857.64      $ 85.11
       3           15.76%            $11,576.25            13.14%            $11,313.66      $ 88.69
       4           21.55%            $12,155.06            17.89%            $11,788.83      $ 92.41
       5           27.63%            $12,762.82            22.84%            $12,283.97      $ 96.29
       6           34.01%            $13,400.96            28.00%            $12,799.89      $100.34
       7           40.71%            $14,071.00            33.37%            $13,337.49      $104.55
       8           47.75%            $14,774.55            38.98%            $13,897.66      $108.94
       9           55.13%            $15,513.28            44.81%            $14,481.36      $113.52
      10           62.89%            $16,288.95            50.90%            $15,089.58      $118.28
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                        $ 5,089.58
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                          $989.80

COLUMBIA CALIFORNIA TAX-EXEMPT RESERVES -- DAILY CLASS SHARES

      ANNUAL EXPENSE RATIO        INITIAL HYPOTHETICAL INVESTMENT AMOUNT       ASSUMED RATE OF RETURN
              0.80%                             $10,000.00                               5%
              CUMULATIVE RETURN   HYPOTHETICAL YEAR-    CUMULATIVE RETURN   HYPOTHETICAL YEAR-     ANNUAL
               BEFORE FEES AND    END BALANCE BEFORE     AFTER FEES AND      END BALANCE AFTER    FEES AND
     YEAR         EXPENSES         FEES AND EXPENSES        EXPENSES         FEES AND EXPENSES    EXPENSES
       1            5.00%             $10,500.00              4.20%             $10,420.00        $ 81.68
       2           10.25%             $11,025.00              8.58%             $10,857.64        $ 85.11
       3           15.76%             $11,576.25             13.14%             $11,313.66        $ 88.69
       4           21.55%             $12,155.06             17.89%             $11,788.83        $ 92.41
       5           27.63%             $12,762.82             22.84%             $12,283.97        $ 96.29
       6           34.01%             $13,400.96             28.00%             $12,799.89        $100.34
       7           40.71%             $14,071.00             33.37%             $13,337.49        $104.55
       8           47.75%             $14,774.55             38.98%             $13,897.66        $108.94
       9           55.13%             $15,513.28             44.81%             $14,481.36        $113.52
      10           62.89%             $16,288.95             50.90%             $15,089.58        $118.28
    TOTAL GAIN BEFORE FEES &
             EXPENSES                 $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                           $ 5,089.58
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                               $989.80

--------------------------------------------------------------------------------

THIS GLOSSARY INCLUDES EXPLANATIONS OF THE IMPORTANT TERMS THAT MAY BE USED IN THIS PROSPECTUS. SOME OF THE TERMS EXPLAINED MAY APPLY TO COLUMBIA FUNDS NOT INCLUDED IN THIS PROSPECTUS.

--------------------------------------------------------------------------------


TERMS USED IN THIS PROSPECTUS
[BOOK GRAPHIC]

80% POLICY -- Rule 35d-1 under the 1940 Act (the "Names Rule"), requires certain Funds to adopt an investment policy requiring that, under normal circumstances, at least 80% of its assets will be invested in the type of investment suggested by its name. In most cases, the Names Rule gives affected Funds the option to either (i) declare the 80% Policy a fundamental policy, which means it can only be changed by shareholder approval, or (ii) commit to provide notice to shareholders before changing the 80% Policy. In some cases, the Names Rule requires affected Funds to declare their 80% Policy a fundamental policy. The SAI identifies each Fund that has adopted an 80% Policy as a fundamental policy as well as each Fund that has committed to provide notice to shareholders before changing its 80% Policy.

AMORTIZED COST METHOD -- under Rule 2a-7 of the 1940 Act, the method of calculating an investment company's net asset value whereby portfolio securities are valued at the Fund's acquisition cost as adjusted for amortization of premium or accretion of discount rather than at their value based on current market factors.

AVERAGE DOLLAR-WEIGHTED MATURITY -- the average length of time until the debt securities held by a Fund reach maturity. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.

BANK OBLIGATION -- a money market instrument issued by a bank, including certificates of deposit, time deposits and bankers' acceptances.

CAPITAL GAIN OR LOSS -- the difference between the purchase price of a security and its selling price. You realize a capital gain when you sell a security for more than you paid for it. You realize a capital loss when you sell a security for less than you paid for it.

COMMERCIAL PAPER -- a short-term debt security issued by banks, corporations, municipalities and other borrowers.

COMMON STOCK -- a security that represents part equity ownership in a company. Common stock typically allows you to vote at shareholder meetings and to share in the company's profits by receiving dividends.

DEBT SECURITY -- when you invest in a debt security, you are typically lending your money to a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as U.S. Treasury obligations and commercial paper. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

EQUITY SECURITY -- an investment that gives you an equity ownership right in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.

FIRST-TIER SECURITY -- under Rule 2a-7 of the 1940 Act, a debt security that is an eligible investment for money market funds and has received a rating in the highest short-term rating category from a nationally recognized statistical rating organization (NRSRO) or if unrated, is determined by the fund's portfolio management team to be of comparable quality, or is a money market fund issued by a registered investment company, or is a government security.

FIXED INCOME SECURITY -- an intermediate to long-term debt security that matures in more than one year.

GUARANTEED INVESTMENT CONTRACT -- an investment instrument issued by a rated insurance company in return for a payment by an investor.

HIGH QUALITY -- includes municipal securities that are rated in the top two highest short-term debt categories according to an NRSRO such as Standard & Poor's Corporation or Moody's Investors Service, Inc. The portfolio management team may consider an unrated municipal security if it is determined to be of comparable quality, based upon guidelines approved by the Fund's Board. Please see the SAI for more information about credit ratings.

INSTRUMENTALITY -- an instrumentality of the U.S. government is a government agency organized under federal charter with government supervision.

LIQUIDITY -- a measurement of how easily a security can be bought or sold at a price that is close to its market value.

MONEY MARKET INSTRUMENT -- a short-term debt security that is considered to mature in 13 months or less. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and certain municipal securities. For Columbia Treasury Reserves and Columbia Government Reserves, money market instruments do not include either commercial paper or municipal securities.

MUNICIPAL SECURITY (OBLIGATION) -- a debt security issued by state or local governments or governmental authorities to pay for public projects and services. "General obligations" are typically backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income from these securities is exempt from federal income taxes and is generally exempt from state taxes if you live in the state that issued the security. If you live in the municipality that issued the security, interest income may also be exempt from local taxes.

NON-DIVERSIFIED -- a fund that holds securities of fewer issuers or kinds of issuers than other kinds of funds. Non-diversified funds tend to have greater price swings than more diversified funds because events affecting one or more of its securities may have a disproportionately large effect on the fund.

PARTICIPATION -- a pass-through certificate representing a share in a pool of debt obligations or other instruments.

PASS-THROUGH CERTIFICATE -- securitized mortgages or other debt securities with interest and principal paid by a servicing intermediary shortly after interest payments are received from borrowers.

PRIVATE ACTIVITY BOND -- a municipal security that is used to finance private projects or other projects that aren't qualified for tax purposes. Interest on private activity bonds is generally taxable, unless it is specifically exempted, or may be treated as a tax preference item for federal alternative minimum tax purposes.

REPURCHASE AGREEMENT -- a short-term (often overnight) investment arrangement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return.

REVERSE REPURCHASE AGREEMENT -- a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price.

SECOND-TIER SECURITY -- under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds, but is not a first-tier security.

SETTLEMENT DATE -- the date on which an order is settled either by payment or delivery of securities.

SPECIAL PURPOSE ISSUER -- an entity organized solely to issue asset-backed securities on a pool of assets it owns.

TRADE DATE -- the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

U.S. GOVERNMENT OBLIGATIONS -- a wide range of debt securities that include U.S. Treasury obligations, securities issued or guaranteed by various agencies of the U.S. government, or by various instrumentalities which have been established or sponsored by the U.S. government. Securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. government.

U.S. TREASURY OBLIGATION -- a debt security issued or guaranteed by the U.S. Treasury. U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. government.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

COLUMBIA MANAGEMENT(R)




Where to find more information

You'll find more information about Columbia Money Market Funds in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS

The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the independent registered public accounting firm's reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the period covered.

STATEMENT OF ADDITIONAL INFORMATION

The SAI contains additional information about the Funds and their policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.

You can obtain a free copy of these documents, request other information about the Funds and make shareholder inquiries by contacting Columbia Funds:

By telephone:
1.800.353.0828 (Institutional Investors)
1.800.345.6611 (Individual Investors)

By mail:
COLUMBIA FUNDS
C/O COLUMBIA FUNDS SERVICES
P.O. BOX 8081
BOSTON, MA 02266-8081

On the Internet:
WWW.COLUMBIAFUNDS.COM

Information about the Funds can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


SEC file number: 811-09645
Columbia Funds Series Trust

PRO-36/91579-1105

COLUMBIA MANAGEMENT(R)


                           Money Market Funds

                           Prospectus -- Class A Shares

                           December 30, 2005

                           Columbia Cash Reserves
                           (formerly, Nations Cash Reserves)

                           Columbia Treasury Reserves
                           (formerly, Nations Treasury Reserves)

                           Columbia Government Reserves
                           (formerly, Nations Government Reserves)

                           Columbia Tax-Exempt Reserves
                           (formerly, Nations Tax-Exempt Reserves)

                           THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE.

                           ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                   May Lose Value
NOT FDIC-INSURED  No Bank Guarantee

AN OVERVIEW OF THE FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TERMS USED IN THIS PROSPECTUS

IN THIS PROSPECTUS, WE, US AND OUR REFER TO THE COLUMBIA FUNDS FAMILY (COLUMBIA FUNDS OR COLUMBIA FUNDS FAMILY). SOME OTHER IMPORTANT TERMS WE'VE USED MAY BE NEW TO YOU. THESE ARE PRINTED IN ITALICS WHERE THEY FIRST APPEAR IN A SECTION AND ARE DESCRIBED IN TERMS USED IN THIS PROSPECTUS.




 YOU'LL FIND TERMS USED IN THIS PROSPECTUS ON PAGE 40.

YOUR INVESTMENT IN THESE FUNDS IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, N.A. (BANK OF AMERICA), THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. YOUR INVESTMENT MAY LOSE MONEY.

AFFILIATES OF BANK OF AMERICA ARE PAID FOR THE SERVICES THEY PROVIDE TO THE
FUNDS.

--------------------------------------------------------------------------------

This booklet, which is called a prospectus, tells you about some Columbia Money Market Funds. Please read it carefully, because it contains information that's designed to help you make informed investment decisions.

ABOUT THE FUNDS

The Money Market Funds seek to provide income while protecting the principal of your original investment by investing in money market instruments.

Money market instruments include short-term debt securities that are U.S. government issued or guaranteed or have relatively low risk. Your original investment and your return aren't guaranteed, however, and returns will vary as short-term interest rates change. Over time, the return on money market funds may be lower than the return on other kinds of mutual funds or investments.

ARE THESE FUNDS RIGHT FOR YOU?

Not every Fund is right for every investor. When you're choosing a Fund to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.

The Money Market Funds may be suitable for you if:

  - you're looking for a relatively low risk investment with stability of principal

  - you have short-term income needs

They may not be suitable for you if:

  - you're looking for higher returns and are prepared to assume a higher level of investment risk

  - you're more comfortable with bank deposits that are FDIC-insured

You'll find a discussion of each Fund's investment objective, principal investment strategies and principal risks in the Fund descriptions that start on page 4.

FOR MORE INFORMATION

If you have any questions about the Funds, please call us at 1.800.345.6611 or contact your investment professional.

You'll find more information about the Funds in the Statement of Additional Information (SAI). The SAI includes more detailed information about each Fund's investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.

WHAT'S INSIDE
--------------------------------------------------------------------------------

About the Funds
(FILE FOLDER GRAPHIC)

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT ADVISORS, LLC

COLUMBIA MANAGEMENT ADVISORS, LLC (THE ADVISER) IS THE INVESTMENT ADVISER TO EACH OF THE FUNDS. THE ADVISER IS RESPONSIBLE FOR THE OVERALL MANAGEMENT AND SUPERVISION OF THE INVESTMENT MANAGEMENT OF EACH FUND.




 YOU'LL FIND MORE ABOUT THE ADVISER STARTING ON PAGE 19.

--------------------------------------------------------------------------------


COLUMBIA CASH RESERVES                                           4
------------------------------------------------------------------
COLUMBIA TREASURY RESERVES                                       7
------------------------------------------------------------------
COLUMBIA GOVERNMENT RESERVES                                    10
------------------------------------------------------------------
COLUMBIA TAX-EXEMPT RESERVES                                    13
------------------------------------------------------------------
OTHER IMPORTANT INFORMATION                                     17
------------------------------------------------------------------
HOW THE FUNDS ARE MANAGED                                       19

About your investment
(DOLLAR SIGN GRAPHIC)

INFORMATION FOR INVESTORS
  Buying, selling and exchanging shares                         21
     How orders are processed                                   23
  How selling, servicing and administration agents              30
     are paid
  Distributions and taxes                                       32
  Legal matters                                                 34
------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                            35
------------------------------------------------------------------
ADDITIONAL HYPOTHETICAL FEES AND EXPENSE INFORMATION            38
------------------------------------------------------------------
TERMS USED IN THIS PROSPECTUS                                   41
------------------------------------------------------------------
WHERE TO FIND MORE INFORMATION                          BACK COVER

COLUMBIA CASH RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 19.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

THE FUND IS LISTED ON THE NATIONAL ASSOCIATION OF INSURANCE COMMISSIONERS' APPROVED LIST OF MONEY MARKET MUTUAL FUNDS.

FIRST-TIER SECURITIES

A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN A RATING IN THE HIGHEST CREDIT RATING CATEGORY BY A NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATION (NRSRO) OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. These securities include primarily:

  - commercial paper

  - bank obligations

  - short-term debt securities, including instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or instruments backed by, the securities and other assets owned by these issuers

  - short-term taxable municipal securities

  - repurchase agreements secured by first-tier securities, U.S. government obligations or U.S. Treasury obligations

The Fund may also invest in other money market funds, consistent with its investment objective and strategies. When the portfolio management team believes market conditions warrant, the Fund may invest more than 25% of its assets in U.S. dollar denominated bank obligations, including obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------






 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia Cash Reserves has the following risks:

      - INVESTMENT STRATEGY RISK -- Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.345.6611. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Class A shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.


               2003     2004
               ----     ----
               0.64%    0.80%



              *Year-to-date return as of June 30, 2005: 1.05%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 4TH QUARTER 2004:                  0.34%
         WORST: 2ND QUARTER 2004:                 0.12%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                                            LIFE OF
                                                                   1 YEAR    FUND*
         CLASS A SHARES                                            0.80%     0.84%

      *THE INCEPTION DATE OF CLASS A SHARES IS MAY 13, 2002.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Class A shares can be found in the section ADDITIONAL HYPOTHETICAL
                   FEES AND EXPENSE INFORMATION following the FINANCIAL HIGHLIGHTS.

         SHAREHOLDER FEES                                              Class A
         (Fees paid directly from your investment)                     Shares
         Maximum sales charge (load) imposed on purchases                N/A



         Maximum deferred sales charge (load)                            N/A



         ANNUAL FUND OPERATING EXPENSES(1)
         (Expenses that are deducted from the Fund's assets)



         Management fees(2)                                             0.25%



         Distribution (12b-1), shareholder servicing and shareholder
         administration fees                                            0.45%



         Other expenses                                                 0.02%
                                                                         -----



         Total annual Fund operating expenses                           0.72%



         Fee waivers and/or reimbursements                             (0.07)%
                                                                         -----



         Total net expenses(3)                                          0.65%
                                                                         =====

      (1)The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (2)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


EXAMPLE

      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Class A shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         CLASS A SHARES                          $66      $223      $394       $888

COLUMBIA TREASURY RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 19.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

THE FUND IS LISTED ON THE NATIONAL ASSOCIATION OF INSURANCE COMMISSIONERS' APPROVED LIST OF MONEY MARKET MUTUAL FUNDS.

FIRST-TIER SECURITIES

A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN A RATING IN THE HIGHEST CREDIT RATING CATEGORY BY AN NRSRO OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less. Under normal circumstances, the Fund will invest at least 80% of its assets in U.S. Treasury obligations, and repurchase agreements secured by U.S. Treasury obligations.

THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. These securities include primarily:

  - U.S. Treasury obligations

  - repurchase agreements and reverse repurchase agreements secured by U.S. Treasury obligations and U.S. government obligations

  - obligations whose principal and interest are backed by the U.S. government

The Fund may invest in other money market funds that invest in these instruments, consistent with its investment objective and strategies.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------






 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia Treasury Reserves has the following risks:

      - INVESTMENT STRATEGY RISK -- Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      - TAX CONSIDERATIONS -- The distributions paid by the Fund generally come from interest on U.S. government and U.S. Treasury obligations, which may be free from state income tax, but will be subject to federal income tax and may be subject to other state and local taxes. Any portion of a distribution that comes from income paid on other kinds of securities or from realized capital gains generally is subject to federal, state and local taxes. You should consult with your own tax adviser to determine the tax consequences to you of investing in the Fund.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.345.6611. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Class A shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.


               2003     2004
               ----     ----
               0.57%    0.69%



              *Year-to-date return as of June 30, 2005: 0.96%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD


         BEST: 4TH QUARTER 2004:                  0.30%
         WORST: 2ND QUARTER 2004:                 0.10%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004


                                                                            LIFE OF
                                                                   1 YEAR    FUND*
         CLASS A SHARES                                            0.69%     0.75%

      *THE INCEPTION DATE OF CLASS A SHARES IS MAY 13, 2002.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Class A shares can be found in the section ADDITIONAL HYPOTHETICAL
                   FEES AND EXPENSE INFORMATION following the FINANCIAL HIGHLIGHTS.

         SHAREHOLDER FEES                                              Class A
         (Fees paid directly from your investment)                     Shares
         Maximum sales charge (load) imposed on purchases                N/A



         Maximum deferred sales charge (load)                            N/A



         ANNUAL FUND OPERATING EXPENSES(1)
         (Expenses that are deducted from the Fund's assets)



         Management fees(2)                                             0.25%



         Distribution (12b-1), shareholder servicing and shareholder
         administration fees                                            0.45%



         Other expenses                                                 0.02%
                                                                         -----



         Total annual Fund operating expenses                           0.72%



         Fee waivers and/or reimbursements                             (0.07)%
                                                                         -----



         Total net expenses(3)                                          0.65%
                                                                         =====

      (1)The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (2)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


EXAMPLE

      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Class A shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         CLASS A SHARES                          $66      $223      $394       $888

COLUMBIA GOVERNMENT RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 19.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

THE FUND IS LISTED ON THE NATIONAL ASSOCIATION OF INSURANCE COMMISSIONERS' APPROVED LIST OF MONEY MARKET MUTUAL FUNDS.

FIRST-TIER SECURITIES

A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN A RATING IN THE HIGHEST CREDIT RATING CATEGORY BY AN NRSRO OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less. Under normal circumstances, the Fund will invest at least 80% of its assets in U.S.
                   government obligations.

THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. These securities include primarily U.S. government obligations and U.S. Treasury obligations, the interest on which is generally free from state income tax.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------






 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia Government Reserves has the following risks:

      - INVESTMENT STRATEGY RISK -- Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      - TAX CONSIDERATIONS -- The distributions paid by the Fund generally come from interest on U.S. government and U.S. Treasury obligations, which may be free from state income tax, but will be subject to federal income tax and may be subject to other state and local taxes. Any portion of a distribution that comes from income paid on other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes. You should consult with your own tax adviser to determine the tax consequences to you of investing in the Fund.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.345.6611. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Class A shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.




               2003     2004
               ----     ----
               0.58%    0.75%



              *Year-to-date return as of June 30, 2005: 1.01%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD


         BEST: 4TH QUARTER 2004:          0.32%
         WORST: 2ND QUARTER 2004:         0.11%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004


                                                                            LIFE OF
                                                                   1 YEAR    FUND*
         CLASS A SHARES                                            0.75%     0.78%

      *THE INCEPTION DATE OF CLASS A SHARES IS MAY 13, 2002.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Class A shares can be found in the section ADDITIONAL HYPOTHETICAL
                   FEES AND EXPENSE INFORMATION following the FINANCIAL HIGHLIGHTS.

         SHAREHOLDER FEES                                              Class A
         (Fees paid directly from your investment)                     Shares
         Maximum sales charge (load) imposed on purchases                N/A



         Maximum deferred sales charge (load)                            N/A



         ANNUAL FUND OPERATING EXPENSES(1)
         (Expenses that are deducted from the Fund's assets)



         Management fees(2)                                             0.25%



         Distribution (12b-1), shareholder servicing and shareholder
         administration fees                                            0.45%



         Other expenses                                                 0.02%
                                                                         -----



         Total annual Fund operating expenses                           0.72%



         Fee waivers and/or reimbursements                             (0.07)%
                                                                         -----



         Total net expenses(3)                                          0.65%
                                                                         =====

      (1)The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (2)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


EXAMPLE

      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Class A shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         CLASS A SHARES                          $66      $223      $394       $888

COLUMBIA TAX-EXEMPT RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 19.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

FIRST-TIER SECURITIES

A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN A RATING IN THE HIGHEST CREDIT RATING CATEGORY BY AN NRSRO OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from federal income taxes.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. The Fund normally invests all of its assets in municipal securities which pay interest that is free from federal income and alternative minimum taxes. The Fund invests in municipal securities that, at the time of investment, are considered by the portfolio management team to have minimal credit risk and to be of high quality.

The Fund may also invest in instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issuance of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------






 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia Tax-Exempt Reserves has the following risks:

      - INVESTMENT STRATEGY RISK -- Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      - HOLDING CASH -- The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.

      - TAX CONSIDERATIONS -- The distributions paid by the Fund generally come from interest on municipal obligations, which, in turn, generally are free from federal income and alternative minimum taxes, but may be subject to state, local and other taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains generally is subject to federal, state and local taxes. Shares of Columbia Tax-Exempt Reserves would not be suitable investments for tax-advantaged accounts or tax-exempt investors. We generally rely on opinions of the issuer's bond counsel that interest on a bond will be exempt from applicable taxes. Tax authorities are paying increased attention to whether such interest is exempt, and we can't assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.345.6611. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

THE INFORMATION ABOUT THE PERFORMANCE FOR THE PERIOD PRIOR TO MAY 10, 2002, REFLECTS PERFORMANCE INFORMATION FOR A PREDECESSOR FUND WHICH WAS REORGANIZED INTO THE FUND ON MAY 10, 2002. THE PREDECESSOR FUND HAD AN IDENTICAL INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Class A shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.


               1995     1996     1997     1998     1999     2000     2001     2002     2003     2004
               ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
               3.43%    3.06%    3.22%    2.93%    2.73%    3.58%    2.22%    0.85%    0.46%    0.58%



              *Year-to-date return as of June 30, 2005: 0.75%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 4TH QUARTER 2000:                     0.94%
         WORST: 1ST QUARTER 2004:                    0.08%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                                               LIFE OF
                                                 1 YEAR   5 YEARS   10 YEARS    FUND*
         CLASS A SHARES                          0.58%     1.53%     2.30%      2.52%

      *THE INCEPTION DATE OF CLASS A SHARES IS APRIL 5, 1991.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Class A shares can be found in the section ADDITIONAL HYPOTHETICAL
                   FEES AND EXPENSE INFORMATION following the FINANCIAL HIGHLIGHTS.

         SHAREHOLDER FEES                                              Class A
         (Fees paid directly from your investment)                     Shares
         Maximum sales charge (load) imposed on purchases                N/A



         Maximum deferred sales charge (load)                            N/A



         ANNUAL FUND OPERATING EXPENSES(1)
         (Expenses that are deducted from the Fund's assets)



         Management fees(2)                                             0.25%



         Distribution (12b-1), shareholder servicing and shareholder
         administration fees                                            0.45%



         Other expenses                                                 0.03%
                                                                         -----



         Total annual Fund operating expenses                           0.73%



         Fee waivers and/or reimbursements                             (0.08)%
                                                                         -----



         Total net expenses(3)                                          0.65%
                                                                         =====

      (1)The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (2)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


EXAMPLE

      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Class A shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         CLASS A SHARES                          $66      $225      $398       $899

Other important information
(LINE GRAPH GRAPHIC)

You'll find specific information about each Fund's investment objective, principal investment strategies and risks in the descriptions starting on page
4. The following are some other risks and information you should consider before you invest:

      - SPECIAL RULES FOR MONEY MARKET FUNDS -- Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Funds, like all money market funds:

         - may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less

         - must maintain an average dollar-weighted maturity of 90 days or less

         - may normally invest no more than 5% of their total assets in securities of the same issuer, other than U.S. government securities; however, they may invest up to 25% of their total assets in first-tier securities of a single issuer for up to three business days

         - may generally only invest in U.S. dollar denominated instruments that are determined to have minimal credit risk and are first-tier or second-tier securities.

      - CHANGING INVESTMENT OBJECTIVES AND POLICIES -- The investment objective and certain investment policies of any Fund can be changed without shareholder approval. The 80% Policy of certain Funds may be changed without shareholder approval by giving the shareholder at least 60 days notice. The 80% Policy of certain other Funds and other investment policies of any Fund may be changed only with shareholder approval.

      - CHANGING TO A FEEDER FUND -- Unlike traditional mutual funds which invest in individual securities, a "feeder fund" invests all of its assets in another fund called a "master portfolio." Other feeder funds generally also invest in a master portfolio. The master portfolio invests in individual securities and has the same investment objective, investment strategies and principal risks as the feeder funds. This structure can help reduce a feeder fund's expenses because its assets are combined with those of other feeder funds. If a master portfolio doesn't attract other feeder funds, however, a feeder fund's expenses could be higher than those of a traditional mutual fund.

        Each Fund may become a feeder fund if the Board decides this would be in the best interest of shareholders. We don't require shareholder approval to make the change, but we'll notify you if it happens. If a Fund becomes a feeder fund it will have the additional risks of investing in a master portfolio.

      - INVESTING DEFENSIVELY -- A Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. A Fund may not achieve its investment objective while it is investing defensively. Any cash a Fund holds for defensive or other reasons may not earn income.

      - BANK OF AMERICA AND ITS AFFILIATES -- Bank of America and its affiliates currently provide services to some or all of the Funds, including investment advisory, distribution, administration, shareholder servicing, sub-transfer agency and brokerage services, and are paid for providing these services. Bank of America and its affiliates also may, at times, provide other services and be compensated for them, including transfer agency, interfund lending and securities lending services, or make loans to the Funds. Finally, Bank of America or its affiliates may serve as counterparties in transactions with Columbia Funds where permitted by law or regulation, and may receive compensation in that capacity.

      - PORTFOLIO SECURITIES DISCLOSURE -- A description of Columbia Funds' policies and procedures with respect to the disclosure of portfolio securities is available in the Funds' SAI and on the Columbia Funds' website at www.columbiafunds.com under Fund Portfolio Data. In addition, a complete list of each Fund's portfolio holdings for each calendar month will be available upon request 5 business days following each month-end.

      - INFORMATION FOR FEDERALLY CHARTERED CREDIT UNIONS -- Shares of Columbia Treasury Reserves and Columbia Government Reserves are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration Rules and Regulations and the National Credit Union Administration Letter Number 155.

      - HOUSEHOLDING -- In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of a Fund's prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at 1.800.345.6611 or if your shares are held through a financial institution please contact them directly. We will begin sending your individual copies with the next scheduled mailing.

      - PORTFOLIO TRANSACTION COSTS -- Each Fund may incur significant transaction costs that are in addition to the total annual Fund operating expenses disclosed in the fee tables. These transaction costs are made up of all the costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of a Fund's transactions costs are not.

How the Funds are managed

(PEOPLE GRAPHIC)

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT ADVISORS, LLC

100 FEDERAL STREET
BOSTON, MA 02110

COLUMBIA MANAGEMENT GROUP (COLUMBIA MANAGEMENT) IS THE PRIMARY INVESTMENT MANAGEMENT DIVISION OF BANK OF AMERICA CORPORATION. THE ADVISER, COLUMBIA MANAGEMENT ADVISORS, LLC AND COLUMBIA WANGER ASSET MANAGER, L.P. ARE COLUMBIA MANAGEMENT ENTITIES THAT FURNISH INVESTMENT MANAGEMENT SERVICES AND ADVISE INSTITUTIONAL AND MUTUAL FUND PORTFOLIOS.

--------------------------------------------------------------------------------


INVESTMENT ADVISER

The Adviser is the investment adviser to over 70 mutual fund portfolios in the Columbia Funds Family, including the Money Market Funds described in this prospectus.

The Adviser is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes, including equity and fixed income securities, and money market instruments.

Currently managing more than $185 billion, the Adviser acts as investment manager for individuals, corporations, private investment companies and financial institutions. The Adviser uses a team approach to investment management. Each team has access to the latest technology and analytical resources.

Columbia Funds pays the Adviser an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly.

A discussion regarding the basis for the Board of Trustees approving the investment advisory agreement with the Adviser is available in the Funds' annual report to shareholders for the fiscal year ended March 31.

The Adviser has agreed to waive fees and/or reimburse expenses for certain Funds until July 31, 2006. You'll find a discussion of any waiver and/or reimbursement in the Fund descriptions. There is no assurance that the Adviser will continue to waive and/or reimburse any fees and/or expenses after this date.

The following chart shows the maximum advisory fees the Adviser can receive, along with the actual advisory fees the Adviser and/or an affiliate received during the Funds' last fiscal year, after waivers and/or reimbursements:

ANNUAL INVESTMENT ADVISORY FEE, AS A % OF AVERAGE DAILY NET ASSETS


                                                             MAXIMUM    ACTUAL FEE
                                                             ADVISORY    PAID LAST
                                                               FEE      FISCAL YEAR
  COLUMBIA CASH RESERVES                                      0.15%        0.12%



  COLUMBIA TREASURY RESERVES                                  0.15%        0.12%



  COLUMBIA GOVERNMENT RESERVES                                0.15%        0.12%



  COLUMBIA TAX-EXEMPT RESERVES                                0.15%        0.12%

INVESTMENT SUB-ADVISER

Columbia Funds and the Adviser may engage one or more investment sub-advisers for each Fund to make day-to-day investment decisions for the Fund. The Adviser retains ultimate responsibility (subject to Board oversight) for overseeing the sub-advisers and evaluates the Funds' needs and available sub-advisers' skills and abilities on an ongoing basis. Based on its evaluations, the Adviser may at times recommend to the Board that a Fund:

  - change, add or terminate one or more sub-advisers;

  - continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or

  - materially change a sub-advisory agreement with a sub-adviser.

Applicable law requires a Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders' best interests. the Adviser and the Funds have applied for relief from the SEC to permit the Funds to act on many of the Adviser's recommendations with approval only by the Board and not by Fund shareholders. The Adviser or a Fund would inform the Fund's shareholders of any actions taken in reliance on this relief. Until the Adviser and the Funds obtain the relief, each Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

A discussion regarding the basis for the Board of Trustees approving the investment sub-advisory agreement with each sub-adviser is available in the Funds' annual report to shareholders for the fiscal year ended March 31.

OTHER SERVICE PROVIDERS

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT DISTRIBUTORS, INC.

ONE FINANCIAL CENTER
BOSTON, MA 02111-2621

--------------------------------------------------------------------------------

The Funds are distributed by Columbia Management Distributors, Inc. (Distributor), a registered broker/dealer. The Distributor may pay distribution (12b-1) and shareholder servicing fees and/or other compensation to companies for selling shares and providing services to investors.


--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
ADVISORS, LLC

100 FEDERAL STREET
BOSTON, MA 02110

--------------------------------------------------------------------------------

Columbia Management Advisors, LLC is the administrator of the Funds, and is responsible for overseeing the administrative operations of the Funds. The Funds pay Columbia Management Advisors, LLC a fee of 0.10% for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Funds, and is paid monthly.


--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
SERVICES, INC.

P.O. BOX 8081
BOSTON, MA 02266-8081

--------------------------------------------------------------------------------

Columbia Management Services, Inc., also known as Columbia Funds Services (Transfer Agent), is the transfer agent for the Funds' shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

ABOUT YOUR INVESTMENT
--------------------------------------------------------------------------------

Buying, selling and exchanging shares
(BUYING, SELLING, TRANSFERRING SHARES GRAPHIC)

--------------------------------------------------------------------------------

WE'VE USED THE TERM, INVESTMENT PROFESSIONAL, TO REFER TO THE PERSON WHO HAS ASSISTED YOU WITH BUYING COLUMBIA FUNDS. SELLING AGENT OR SERVICING AGENT (SOMETIMES REFERRED TO AS A SELLING AGENT) MEANS THE COMPANY THAT EMPLOYS YOUR INVESTMENT PROFESSIONAL. SELLING AND SERVICING AGENTS INCLUDE BANKS, BROKERAGE FIRMS, MUTUAL FUND DEALERS AND OTHER FINANCIAL INSTITUTIONS, INCLUDING AFFILIATES OF BANK OF AMERICA.

WHEN YOU SELL SHARES OF A MUTUAL FUND, THE FUND IS EFFECTIVELY "BUYING" THEM BACK FROM YOU. THIS IS CALLED A REDEMPTION.

--------------------------------------------------------------------------------


You can invest in the Funds through your selling agent or directly through Columbia Funds. You don't pay any sales charges when you buy, sell or exchange Class A shares of the Funds.

We encourage you to consult with an investment professional who can open an account for you with a selling agent and help you with your investment decisions. Once you have an account, you can buy, sell and exchange shares by contacting your investment professional or selling agent. They will look after any paperwork that's needed to complete a transaction and send your order to us.

You'll find more information about buying, selling and exchanging Class A shares on the pages that follow. You should also ask your selling agent about its limits, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs and services.

The Funds also offer other classes of shares, with different features and expense levels, which you may be eligible to buy. Please contact your investment professional, or call us at 1.800.345.6611 if you have any questions or you need help placing an order.

Federal law requires the Funds to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Funds may need to delay the date of your purchase or may be unable to open your account which may result in a return of your investment monies. In addition, if the Funds are unable to verify your identity after your account is open, the Funds reserve the right to close your account or take other steps as deemed reasonable. The Funds shall not be held liable for any loss resulting from any purchase delay, application rejection, or account closure due to a failure to provide proper identifying information.

                   Ways to buy, sell
                      or exchange        How much you can buy, sell or exchange              Other things to know
                  -------------------    ---------------------------------------    ---------------------------------------
Buying shares     In a lump sum          minimum initial investment:                There is no limit to the amount you can
                                         - $1,000 for regular accounts              invest in Class A shares.
                                         - $25 for traditional and Roth IRAs,
                                         and Coverdell Education Savings
                                           Accounts
                                         - no minimum for certain fee-based
                                           accounts and certain retirement plan
                                           accounts like 401(k) plans and SEP
                                           accounts, but other restrictions
                                           apply
                                         minimum additional investment:
                                         - $25 for traditional and Roth IRAs,
                                         and Coverdell Education Savings
                                           Accounts
                                         - $50 for all other accounts

                  Using our              minimum initial investment:                You can buy shares any day of the month
                  Systematic             - $50                                      on a monthly or quarterly schedule.
                  Investment Plan        minimum additional investment:
                                         - $50

Selling shares    In a lump sum          - shares sold by telephone are limited     A Fund will generally send proceeds
                                         to $100,000 in a 30-day period             from the sale to you as soon as
                                         - restrictions may apply to withdrawals    practicable following the determination
                                         from retirement plan accounts              of the Fund's net asset value
                                                                                    applicable to your order. However, if
                                                                                    you purchased your shares by check, a
                                                                                    Fund may delay sending the proceeds
                                                                                    from the sale of your shares for up to
                                                                                    15 days after your purchase to protect
                                                                                    against checks that are returned.

                  Using our free         - minimum $250 per check                   You can write checks for free. You can
                  checkwriting                                                      only use checks to make partial
                  service                                                           withdrawals from a Fund. You can't use
                                                                                    a check to make a full withdrawal from
                                                                                    a Fund.

                  Using our Automatic    - no minimum per withdrawal                Your account balance must be at least
                  Withdrawal Plan        - $5,000 requirement waived for certain    $5,000 to set up the plan. You can make
                                         fee based accounts                         withdrawals any day of the month on a
                                                                                    monthly, quarterly or semi-annual
                                                                                    basis. We'll send your money by check
                                                                                    or deposit it directly to your bank
                                                                                    account.

Exchanging        In a lump sum          - new account minimums apply to            You can generally exchange Class A
  shares                                   exchanges                                shares of a Money Market Fund for Class
                                                                                    A shares of any other Fund distributed
                                                                                    by the Distributor. Some exceptions
                                                                                    apply. A sales charge may apply when
                                                                                    exchanging from a Money Market Fund to
                                                                                    Funds with front-end sales charges.

                  Using our Automatic    - minimum $100 per exchange                You can make exchanges any day of the
                  Exchange Feature                                                  month.

--------------------------------------------------------------------------------

A BUSINESS DAY IS ANY DAY THAT THE FEDERAL RESERVE BANK OF NEW YORK AND THE NEW YORK STOCK EXCHANGE (NYSE) ARE OPEN. THE MONEY MARKET FUNDS RESERVE THE RIGHT TO CLOSE EARLY ON BUSINESS DAYS PRECEDING OR FOLLOWING NATIONAL HOLIDAYS, IF THE PRIMARY GOVERNMENT SECURITIES DEALERS HAVE CLOSED EARLY AND/OR IF THE BOND MARKET ASSOCIATION RECOMMENDS THAT THE SECURITIES MARKETS CLOSE EARLY.

IN ADDITION TO WEEKENDS, EITHER THE FEDERAL RESERVE BANK OF NEW YORK OR THE NYSE IS CLOSED ON THE FOLLOWING NATIONAL HOLIDAYS: NEW YEAR'S DAY, MARTIN LUTHER KING, JR. DAY, PRESIDENTS' DAY, GOOD FRIDAY, MEMORIAL DAY, INDEPENDENCE DAY, LABOR DAY, COLUMBUS DAY, VETERANS DAY, THANKSGIVING DAY AND CHRISTMAS DAY.

--------------------------------------------------------------------------------

HOW SHARES ARE PRICED

All transactions are based on the price of a Fund's shares -- or its net asset value per share. We calculate net asset value per share at the following times (unless the Fund closes early):

  - 9:45 a.m., 11:00 a.m., 2:30 p.m. and 5:00 p.m. Eastern time each business day for each share class of Columbia Cash Reserves and Columbia Treasury Reserves

  - 9:45 a.m., 11:00 a.m. and 2:30 p.m. Eastern time each business day for each share class of Columbia Government Reserves

  - 12:00 noon Eastern time each business day for each share class of Columbia Tax-Exempt Reserves

First, we calculate the net asset value for each class of a Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.

Although we try to maintain a net asset value per share of $1.00 for the Funds, we can't guarantee that we will be able to do so.

VALUING SECURITIES IN A FUND

The value of a Fund's assets is based on the total market value of all of the securities it holds. We use the amortized cost method, which approximates market value, to value the assets in the Money Market Funds.

HOW ORDERS ARE PROCESSED

Orders to buy, sell or exchange shares are processed on business days. Orders to buy, sell or exchange shares may be delivered to the Transfer Agent by phone, in writing, or through the internet. For more information on account and trading restrictions and special sign-up procedures for internet transactions, please call us at 800-353-0828 for institutional investors or 800-345-6611 for individual investors. The Transfer Agent has procedures in place to authenticate electronic instructions. You will be asked to accept the terms of an online agreement(s) and utilize a password for internet services. Orders received in good order by the Fund, Distributor, Transfer Agent or their agents by the following times on a business day (unless the Fund closes early) will be processed as follows:

  - If your order for Columbia Cash Reserves or Columbia Treasury Reserves is received in good form by the Transfer Agent by Eastern time, you will receive the net asset value per share next determined after your order is received (and you'll receive that day's dividends). If your order is received in good form by the Transfer Agent after 5:00 p.m. Eastern time, you will receive the next net asset value per share determined on the following business day (and you'll begin receiving dividends the next day).

  - If your order for Columbia Government Reserves is received in good form by the Transfer Agent by 2:30 p.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and you'll receive that day's dividends). If your order is received in good form by the Transfer Agent after 2:30 p.m. you will receive the next net asset value per share determined on the following business day (and you'll begin receiving dividends the next day).

  - If your order for Columbia Tax-Exempt Reserves is received in good form by the Transfer Agent by 12:00 noon p.m. Eastern time, you will receive that day's net asset value per share. If your order is received in good form by the Transfer Agent after 12:00 noon p.m. Eastern time, you will receive the next net asset value per share determined on the following business day (and in the case of purchases you'll begin receiving dividends the next day).

Orders received after these times will receive the next business day's net asset value per share. The business day that applies to your order is also called the trade date. We may refuse any order to buy or exchange shares. If this happens, we'll return any money we've received.

TELEPHONE ORDERS
You can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of our account application and send it to us.

Here's how telephone orders work:

  - Call 1.800.345.6611 to place telephone orders.

  - If you sign up for telephone orders after you open your account, you must have your signature Medallion Guaranteed.

  - Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order.

  - We'll take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. If we and our service providers don't take these steps, we may be liable for any losses from unauthorized or fraudulent instructions.

  - Telephone orders may be difficult to complete during periods of significant economic or market change.

--------------------------------------------------------------------------------

THE NET ASSET VALUE PER SHARE IS THE PRICE OF A SHARE CALCULATED BY A FUND EVERY BUSINESS DAY.
--------------------------------------------------------------------------------



(BUYING SHARES     BUYING SHARES
  GRAPHIC)

      Here are some general rules for buying shares:

        - You buy Class A shares at net asset value per share.

        - We must receive payment by the close of the Federal Reserve wire transfer system (typically 6 p.m. Eastern time) on the business day the Fund, Distributor, Transfer Agent or their agents receive the order (unless the Fund closes early).

             If we receive payment after this time, we'll refuse the order. We'll return any payment received for orders that we refuse. We can change this time under certain circumstances, for example, when there's more wiring activity than normal.

        - Selling agents are responsible for sending orders to us and ensuring that we receive your money on time.

        - Shares purchased are recorded on the books of the Fund. We don't issue certificates.

      MINIMUM INITIAL INVESTMENT

      The minimum initial amount you can buy is usually $1,000.

      If you're buying shares through one of the following accounts or plans, the minimum initial amount you can buy is:

        - $50 using our Systematic Investment Plan

        - $25 for traditional and Roth Individual Retirement Accounts (IRAs), and Coverdell Education Savings Accounts

        - There is no minimum for accounts set up with some fee-based investment advisers or financial planners, including wrap fee accounts and other managed accounts and for 401(k) plans, simplified employee pension plans (SEPs), salary reduction-simplified employee pension plans (SAR-SEPs), Savings Incentives Match Plans for Employees (SIMPLE
          IRAs), salary reduction-IRAs (SAR-IRAs) or other similar kinds of accounts. However, if the value of your account falls below $1,000 for 401(k) plans or $500 for the other plans within one year after you open your account, we may sell your shares. We'll give you 60 days notice in writing if we're going to do this.

      MINIMUM ADDITIONAL INVESTMENT

      You can make additional purchases of as little as $50, or $25 for traditional and Roth IRAs, and Coverdell Education Savings Accounts.

SYSTEMATIC INVESTMENT PLAN
You can make regular purchases of $50 or more using automatic transfers from your bank account to the Funds you choose. You can contact your investment professional or us to set up the plan.

Here's how the plan works:

  - You can buy shares any day of the month on a monthly or quarterly basis.

  - Some exceptions may apply to employees of Bank of America and its affiliates. For details, please contact your investment professional.

--------------------------------------------------------------------------------

"GOOD FORM" MEANS THAT THE MONEY USED TO PURCHASE YOUR SHARES IS FULLY COLLECTED. WHEN SELLING SHARES BY LETTER OF INSTRUCTION, "GOOD FORM" ALSO MEANS
(I) YOUR LETTER HAS COMPLETE INSTRUCTIONS, THE PROPER SIGNATURES AND MEDALLION SIGNATURE GUARANTEES AND (II) ANY OTHER REQUIRED DOCUMENTS ARE ATTACHED. FOR ADDITIONAL DOCUMENTS REQUIRED FOR SALES BY CORPORATIONS, AGENTS FIDUCIARIES, SURVIVING JOINT OWNERS AND OTHER LEGAL ENTITIES PLEASE CALL 1.800.345.6611. NO INTEREST WILL BE PAID ON UNCASHED REDEMPTION CHECKS.




 FOR MORE INFORMATION ABOUT TELEPHONE ORDERS, SEE HOW ORDERS ARE PROCESSED.

--------------------------------------------------------------------------------



(SELLING SHARES    SELLING SHARES
  GRAPHIC)

      Here are some general rules for selling shares:

        - We normally send the sale proceeds of Columbia Cash Reserves, Columbia Treasury Reserves or Columbia Government Reserves by Fedwire as soon as practicable following the net asset value determination time applicable to your order. For more information please refer to How orders are processed or contact the Transfer Agent.

        - If you're selling your shares of Columbia Tax-Exempt Reserves through a selling agent, we'll normally send the sale proceeds by Fedwire within three business days after the Distributor, Transfer Agent or their agents receive your order in good order. Your selling agent is responsible for depositing the sale proceeds to your account on time.

        - If you're selling your shares of Columbia Tax-Exempt Reserves directly through us, we'll normally send the sale proceeds by mail or electronic transfer them to your bank account within three business days after the Fund receives your order in good order.

        - You can sell up to $100,000 of shares by telephone to the address of record or via ACH to your bank in a 30-day period if you qualify for telephone orders.

        - If you paid for your shares with a check that wasn't certified, we'll hold the sale proceeds when you sell those shares for at least 15 days after the trade date of the purchase.

        - If you hold any shares in certificate form, you must sign the certificates (or send a signed stock power with them) and send them to the Transfer Agent. Your signature must be Medallion Guaranteed unless you've made other arrangements with us. We may ask for any other information we need to prove that the order is properly authorized.

        - Under certain circumstances allowed under the 1940 Act, we can pay you in securities or other property when you sell your shares (except shares of Columbia Treasury Reserves).

        - We can delay payment of the sale proceeds of Columbia Cash Reserves, Columbia Treasury Reserves or Columbia Government Reserves for one day, or longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Banks or under the extraordinary circumstances described in Section 22(e) of the 1940 Act. Generally, those extraordinary circumstances are when: (i) the NYSE is closed or trading is restricted, (ii) an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of the Fund's net assets not reasonably practicable, or
          (iii) the SEC by order permits the suspension of the right of redemption for the protection of investors.

        - We can delay payment of the sale proceeds of Columbia Tax-Exempt Reserves for up to seven days.
        - Other restrictions may apply to retirement plan accounts. For more information about these restrictions, please contact your retirement plan administrator.

      We may sell your shares:

        - if the value of your account falls below $1,000 (other than as a result of depreciation in share value), or your account may be subject to an annual fee of $10. The Transfer Agent will send you written notification of such action and provide details on how you can add money to your account to avoid this penalty

        - if your selling agent tells us to sell your shares under arrangements made between the selling agent and you

        - under certain other circumstances allowed under the 1940 Act

CHECKWRITING SERVICE
You can withdraw money from the Funds using our free checkwriting service. You can contact your investment professional or us to set up the service.

Here's how the service works:

  - Each check you write must be for $250 and no more than $100,000.

  - You can only use checks to make partial withdrawals. You can't use a check to make a full withdrawal of the shares you hold in a Fund.

  - Shares you sell by writing a check are eligible to receive distributions up to the day our custodian receives the check for payment.

  - We can change or cancel the service by giving you 30 days notice in writing.

AUTOMATIC WITHDRAWAL PLAN
The Automatic Withdrawal Plan lets you withdraw funds any day of the month on a monthly, quarterly or semi-annual basis. You can contact your investment professional or us to set up the plan.

Here's how the plan works:

  - Your account balance must be at least $5,000 to set up the plan. Certain fee based accounts are not subject to the $5,000 requirement.

  - If you set up the plan after you've opened your account, your signature must be Medallion Guaranteed.

  - We'll send you a check or deposit the money directly to your bank account.

  - You can cancel the plan by giving your selling agent or us 30 days notice in writing.

It's important to remember that if you withdraw more than your investment in the Fund is earning, you'll eventually use up your original investment.

--------------------------------------------------------------------------------

YOU SHOULD MAKE SURE YOU UNDERSTAND THE INVESTMENT OBJECTIVE AND POLICIES OF THE FUND YOU'RE EXCHANGING INTO. PLEASE READ ITS PROSPECTUS CAREFULLY.
--------------------------------------------------------------------------------



(EXCHANGING SHARES EXCHANGING SHARES
  GRAPHIC)

      You can generally sell shares of a Fund to buy shares of another Fund distributed by the Distributor. This is called an exchange. You might want to do this if your investment goals or tolerance for risk changes.

      Exchanges are not available if you bought your Class A shares through a cash sweep option on your account or through a mutual fund supermarket.

      Here's how exchanges work:

        - You can generally exchange Class A shares of a Money Market Fund for Class A shares of any other Fund distributed by the Distributor. Some exceptions apply.

        - The rules for buying shares of a Fund, including any minimum investment requirements, apply to exchanges into that Fund.

        - You may only make exchanges into a Fund that is legally sold in your state of residence.

        - You generally may only make an exchange into a Fund that is accepting investments.

        - A sales charge may apply when exchanging from a Money Market Fund to a Fund with a front-end sales charge.

        - We may limit the number of exchanges you can make within a specified period of time.

        - We may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

        - You cannot exchange any shares you own in certificate form until the Transfer Agent has received the certificate and deposited the shares to your account.

      You may exchange your shares for shares of the same share class (and in some cases, certain other classes) of another Fund distributed by the Distributor, at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original Fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes. The Fund may terminate your exchange privilege if the Advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See SHORT-TERM TRADING ACTIVITY AND MARKET TIMING. To exchange by telephone, call 800.422.3737. Please have your account and taxpayer identification numbers available when calling.

      For example, if you exchange into Class A shares of the Money Market Funds by exchanging Class A shares that were bought without an initial sales charge in certain circumstances a CDSC may apply. Class A shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1% CDSC if the shares are sold within 12 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million (but less than $25 million) are subject to a CDSC if redeemed within 12 months of the date of purchase. The 12 months begins on the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee based program.

      Your selling agent receives a cumulative commission from the Distributor when you purchase $1 million or more of Class A shares, as follows:

         $0 - $2,999,999                                               1.00%



         $3 MILLION - $4,999,999                                       0.80%



         $5 MILLION - $24,999,999                                      0.50%



         $25 MILLION OR MORE                                           0.25%

      The commission to selling agents for Class A share purchases of $25 million or more is paid beginning in the 13th month but only to the extent the shares remain outstanding. For Class A share purchases by participants in certain group retirement plans offered through a fee based program, selling agents receive a 1% commission from the distributor on all purchases of less than $3 million.

      You won't pay a CDSC on any increase in net asset value since you bought your shares, or on any shares you receive from reinvested distributions. We'll sell any shares that aren't subject to the CDSC first. We'll then sell shares that result in the lowest CDSC. In certain circumstances, an otherwise applicable CDSC may be reduced or waived, as described in the Statement of Additional Information.

AUTOMATIC EXCHANGE FEATURE
The Automatic Exchange Feature lets you exchange $100 or more of Class A shares any day of the month. You can contact your investment professional or us to set up the plan.

Here's how automatic exchanges work:

  - Send your request to the Transfer Agent in writing or call 1.800.345.6611.

  - If you set up your plan to exchange more than $100,000 you must have your signature Medallion Guaranteed.

  - You can choose to have us transfer your money on any day of the month.

  - The rules for making exchanges apply to automatic exchanges.

How selling, servicing and administration agents are paid
(PERCENT GRAPHIC)


--------------------------------------------------------------------------------

THE FINANCIAL INSTITUTION OR INTERMEDIARY THAT BUYS SHARES FOR YOU IS ALSO SOMETIMES REFERRED TO AS A SELLING AGENT.

THE DISTRIBUTION FEE IS OFTEN REFERRED TO AS A "12B-1" FEE BECAUSE IT'S PAID THROUGH A PLAN APPROVED UNDER RULE 12B-1 OF THE 1940 ACT.

YOUR SELLING AGENT MAY CHARGE OTHER FEES FOR SERVICES PROVIDED TO YOUR ACCOUNT.

--------------------------------------------------------------------------------


Selling and servicing agents usually receive compensation based on your investment in the Funds. The kind and amount of the compensation depends on the share class in which you invest. Selling agents typically pay a portion of the compensation they receive to their investment professionals.

DISTRIBUTION (12B-1), SHAREHOLDER SERVICING AND SHAREHOLDER ADMINISTRATION FEES

The Distributor, Adviser and selling and servicing agents are compensated for selling shares and providing services to investors under distribution, shareholder servicing and shareholder administration plans.

The Distributor may receive a maximum annual distribution (12b-1) fee of 0.10% of the average daily net assets of Class A shares of the Funds, some or all of which may be paid to selling agents.

Servicing agents may receive a maximum annual shareholder servicing fee of up to 0.25% of the average daily net assets of Class A shares of the Funds.

The Adviser, its affiliates and/or other financial institutions and intermediaries may receive a maximum annual shareholder administration fee of up to 0.10% of the average daily net assets of the Funds.

Fees are calculated daily and paid to the Distributor periodically. Because these fees are paid out of the Funds' assets on an ongoing basis, over time they will increase the cost of your investment, and may cost you more than any sales charges you may pay.

The Funds pay these fees to the Distributor and/or to eligible selling and servicing agents and financial institutions, including the Adviser or other affiliates, for as long as the plans continue. We may reduce or discontinue payments at any time.

OTHER COMPENSATION

Selling and servicing agents may also receive:

  - a bonus, incentive or other compensation relating to the sale, promotion and marketing of the Funds

  - an additional amount of up to 1.00% of the net asset value per share on all sales of Class A shares

  - non-cash compensation like trips to sales seminars, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise

Any such compensation, which is paid by the Adviser or the Distributor and not by the Funds, is discretionary and may be available only to selected selling and servicing agents. For example, the Distributor sometimes sponsors promotions involving Banc of America Investment Services, Inc., an affiliate of the Adviser and the Distributor, and certain other selling or servicing agents. Selected selling or servicing agents also may receive compensation for opening or servicing a minimum number of accounts.


The Adviser and the Distributor may pay significant amounts from their own assets to selling or servicing agents of the Funds for distribution-related activities or other services they provide. These amounts, which are in addition to any sales charges, distribution (12b-1) and shareholder servicing fees paid by the Funds, may be fixed dollar amounts or a percentage of sales or both, and may be up-front or ongoing payments or both. Agents may agree to provide a variety of marketing related services or access-advantages to the Funds, including, for example, presenting Funds on "preferred" or "select" lists, in return for the payments. Selling or servicing agents, in turn, may pay some or all of these amounts to their employees who recommend or sell Fund shares or allocate or invest client assets among different investment options.


In addition, the Adviser and the Distributor may pay significant amounts from their own assets for services provided and costs incurred by third parties of a type that would typically be provided or incurred directly by the Columbia Funds' transfer agent. The Columbia Funds also may pay significant amounts to third party intermediaries, including selling and servicing agents, for providing these types of services or incurring these types of costs.


These and other payments, and the difference between payments made with respect to the Funds and those made with respect to other mutual funds available through the agent, may give rise to conflicts of interest between the agent and its clients. You should be aware of these potential conflicts of interest and discuss these matters with your selling or servicing agent.

Distributions and taxes
(TAXES GRAPHIC)

--------------------------------------------------------------------------------

THE POWER OF COMPOUNDING

REINVESTING YOUR DISTRIBUTIONS BUYS YOU MORE SHARES OF A FUND -- WHICH LETS YOU TAKE ADVANTAGE OF THE POTENTIAL FOR COMPOUND GROWTH.

PUTTING THE MONEY YOU EARN BACK INTO YOUR INVESTMENT MEANS IT, IN TURN, MAY EARN EVEN MORE MONEY. OVER TIME, THE POWER OF COMPOUNDING HAS THE POTENTIAL TO SIGNIFICANTLY INCREASE THE VALUE OF YOUR INVESTMENT. THERE IS NO ASSURANCE, HOWEVER, THAT YOU'LL EARN MORE MONEY IF YOU REINVEST YOUR DISTRIBUTIONS.

--------------------------------------------------------------------------------


ABOUT DISTRIBUTIONS

A mutual fund can make money two ways:

  - It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.

  - A fund can also have capital gain if the value of its investments increases. If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.

A mutual fund is not subject to federal income tax as long as it distributes all of its net investment income and net realized capital gain to its shareholders. The Funds intend to pay out a sufficient amount of their income and capital gain to their shareholders so the Funds won't have to pay any federal income tax. When a Fund makes this kind of a payment, it's split among all shares and is called a distribution.

Although the Funds do not expect to realize any capital gain, any capital gain realized by a Fund will be distributed at least once a year. The Funds declare distributions of net investment income each business day, and pay them on the first business day of each month. Normally, each Fund will declare and pay distributions of net investment income as indicated above. The Funds may, however, declare and pay distributions of net investment income more frequently.

Any distribution you receive is paid based on the number of shares you hold on the record date, which is usually the day the distribution is declared (daily distribution Funds) or the day before the distribution is declared (all other Funds). Shares are eligible to receive net investment income distributions from the settlement date (daily distribution Funds), trade date (all other Funds) or realized capital gain from the trade date of the purchase up to and including the day before the shares are sold.

Different share classes of a Fund usually pay different net investment income distribution amounts, because each class has different expenses.

We'll automatically reinvest distributions in additional shares of the same Fund unless you tell us you want to receive your distributions in cash. You can do this by writing to us at the address on the back cover, or by calling us at
1.800.345.6611. Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

--------------------------------------------------------------------------------

THIS INFORMATION IS A SUMMARY OF HOW FEDERAL INCOME TAXES MAY AFFECT YOUR INVESTMENT IN THE FUNDS. IT DOES NOT APPLY TO FOREIGN OR TAX-EXEMPT INVESTORS OR THOSE HOLDING FUND SHARES THROUGH A TAX-ADVANTAGED ACCOUNT, SUCH AS A 401(K) PLAN OR IRA. THIS INFORMATION IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING. YOU SHOULD CONSULT WITH YOUR OWN TAX ADVISER ABOUT YOUR SITUATION, INCLUDING ANY FOREIGN, STATE AND LOCAL TAXES THAT MAY APPLY.




 FOR MORE INFORMATION ABOUT TAXES, PLEASE SEE THE SAI.

--------------------------------------------------------------------------------


HOW TAXES AFFECT YOUR INVESTMENT

Distributions of a Fund's ordinary income and any net short-term capital gain, if any, generally are taxable to you as ordinary income. Although the Funds do not expect to realize any capital gain, any distributions of realized net long-term capital gain, if any, generally are taxable to you as long-term capital gain.

In general, corporate shareholders will not be able to deduct any distributions when determining their taxable income. Fund distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund. Following the end of each year, we'll send you a notice that tells you how much you've received in distributions during the year and their federal tax status. State and local taxes may also apply to distributions.

COLUMBIA TAX-EXEMPT RESERVES

In general, you will not be subject to federal income or alternative minimum tax on distributions from Columbia Tax-Exempt Reserves of its tax-exempt interest income. These distributions, however, may be subject to state, local and other taxes.

Although the Fund does not intend to earn any taxable income or capital gain, any distributions of such income or gain generally are subject to tax.

U.S. GOVERNMENT OBLIGATIONS

If you invest in U.S. government obligations directly, interest on those obligations is free from state and local individual income taxes. Distributions you receive that come from interest each Fund earns from U.S. government obligations may not be exempt from these taxes. Please consult with your tax adviser.

WITHHOLDING TAX

We're required by federal law to withhold tax on any distributions and redemption proceeds paid to you (including amounts paid in securities and exchanges) if:

  - you haven't given us a correct Taxpayer Identification Number (TIN), usually your social security or employer identification number, and haven't certified that the TIN is correct and withholding doesn't apply

  - the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records

  - the IRS informs us that you're otherwise subject to backup withholding

The IRS may also impose penalties against you if you don't give us a correct
TIN.

Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.

TAXATION OF REDEMPTIONS AND EXCHANGES

As long as a Fund continually maintains a $1.00 net asset value per share, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your shares of the Fund.

Legal matters

On February 9, 2005, Banc of America Capital Management, LLC ("BACAP" (now, the Advisor)) and BACAP Distributors, LLC (which has subsequently merged into the Distributor) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the SEC (the "SEC Order"). A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website. Under the terms of the NYAG Settlement and SEC Order, BACAP and BACAP Distributors, LLC have agreed, among other things, to pay disgorgement and civil money penalties, to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices, to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures and to reduce management fees for five years. BACAP and BACAP Distributors, LLC are currently in the process of implementing the various terms of the NYAG Settlement and SEC Order.

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Columbia Funds Series Trust (formerly known as Nations Funds Trust), its Board of Trustees, Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors, LLC (collectively "BAC"). On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia Funds Series Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds Series Trust against BAC and others that asserts claims under the federal securities laws and state common law. Columbia Funds Series Trust is a nominal defendant in this action. The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

Separately, a putative class action (Reinke v. Bank of America N.A., et al.) was filed against Nations Funds Trust and others on December 6, 2004 in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. Nations Funds Trust has filed a "motion to dismiss" that is pending. Discovery has recently been initiated. At the present time, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

Financial highlights
(DOLLAR SIGN GRAPHIC)

The financial highlights table is designed to help you understand how the Funds have performed for the past five years. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned, assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP. The independent registered public accounting firm's report and Columbia Funds financial statements are incorporated by reference into the SAI. Please see the back cover of this prospectus to find out how you can get a copy of the SAI.

COLUMBIA CASH RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                    YEAR ENDED                      YEAR ENDED
  CLASS A SHARES                                     03/31/05                        03/31/04
  Net asset value, beginning of period                 $1.00                           $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                        0.0113                          0.0055
  LESS DISTRIBUTIONS:
  Dividends from net investment income               (0.0113)                        (0.0055)
  Net asset value, end of period                       $1.00                           $1.00
  TOTAL RETURN++                                       1.13%                           0.56%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)               $256,503                        $285,257
  Ratio of operating expenses to average
    net assets(a)                                      0.65%                         0.65%(c)
  Ratio of net investment income/(loss)
    to average net assets                              1.10%                           0.56%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements(a)                          0.72%                           0.71%

                                                    PERIOD ENDED
  CLASS A SHARES                                    03/31/03*+++
  Net asset value, beginning of period                  $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                         0.0117
  LESS DISTRIBUTIONS:
  Dividends from net investment income                (0.0117)
  Net asset value, end of period                        $1.00
  TOTAL RETURN++                                        1.18%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)                $378,382
  Ratio of operating expenses to average
    net assets(a)                                     0.65%+(b)
  Ratio of net investment income/(loss)
    to average net assets                              1.17%+
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements(a)                          0.71%+

* Columbia Cash Reserves Class A shares commenced operations on May 13, 2002.
+ Annualized.
++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
+++ The total return for the period ended March 31, 2003 reflects the historical return information for Nations Prime Fund Class A shares, which were reorganized into Columbia Cash Reserves Class A shares on May 10, 2002.
(a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
(b) The effect of interest expense on the operating expense ratio was less than 0.01%.
(c) The reimbursement from the investment adviser is included in the ratio of operating expenses to average net assets (with waivers). The effect of this reimbursement on the operating expense ratio (with waivers) was less than 0.01%.

COLUMBIA TREASURY RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                    YEAR ENDED                      YEAR ENDED
  CLASS A SHARES                                     03/31/05                        03/31/04
  Net asset value, beginning of period                 $1.00                           $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                        0.0099                          0.0048
  LESS DISTRIBUTIONS:
  Dividends from net investment income               (0.0099)                        (0.0048)
  Net asset value, end of period                       $1.00                           $1.00
  TOTAL RETURN++                                       1.00%                           0.48%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)               $632,569                        $702,673
  Ratio of operating expenses to average
    net assets(a)                                      0.65%                           0.65%
  Ratio of net investment income/(loss)
    to average net assets                              0.95%                           0.49%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements(a)                          0.72%                           0.71%

                                                    PERIOD ENDED
  CLASS A SHARES                                    03/31/03*+++
  Net asset value, beginning of period                  $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                         0.0107
  LESS DISTRIBUTIONS:
  Dividends from net investment income                (0.0107)
  Net asset value, end of period                        $1.00
  TOTAL RETURN++                                        1.07%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)                $850,729
  Ratio of operating expenses to average
    net assets(a)                                      0.65%+
  Ratio of net investment income/(loss)
    to average net assets                              1.07%+
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements(a)                          0.71%+

* Columbia Treasury Reserves Class A shares commenced operations on May 13,
2002.
+ Annualized.
++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
+++ The total return for the period ended March 31, 2003 reflects the historical return information for Nations Treasury Fund Class A shares, which were reorganized into Columbia Treasury Reserves Class A shares on May 10, 2002.
(a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

COLUMBIA GOVERNMENT RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                    YEAR ENDED                      YEAR ENDED
  CLASS A SHARES                                     03/31/05                        03/31/04
  Net asset value, beginning of period                 $1.00                           $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                        0.0107                          0.0050
  LESS DISTRIBUTIONS:
  Dividends from net investment income               (0.0107)                        (0.0050)
  Net asset value, end of period                       $1.00                           $1.00
  TOTAL RETURN++                                       1.08%                           0.50%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)                $31,654                         $11,263
  Ratio of operating expenses to average
    net assets(a)                                      0.65%                           0.65%
  Ratio of net investment income/(loss)
    to average net assets                              1.13%                           0.51%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements(a)                          0.72%                           0.71%

                                                    PERIOD ENDED
  CLASS A SHARES                                    03/31/03*+++
  Net asset value, beginning of period                  $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                         0.0108
  LESS DISTRIBUTIONS:
  Dividends from net investment income                (0.0108)
  Net asset value, end of period                        $1.00
  TOTAL RETURN++                                        1.08%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)                 $6,069
  Ratio of operating expenses to average
    net assets(a)                                      0.65%+
  Ratio of net investment income/(loss)
    to average net assets                              1.03%+
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements(a)                          0.72%+

* Columbia Government Reserves Class A shares commenced operations on May 13, 2002.
+ Annualized.
++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
+++ The total return for the period ended March 31, 2003 reflects the historical return information for Nations Government Money Market Fund Class A shares, which were reorganized into Columbia Government Reserves Class A shares on May 10, 2002.
(a) The effect of the custodial expense offset on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

COLUMBIA TAX-EXEMPT RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                              YEAR ENDED           YEAR ENDED          YEAR ENDED           YEAR ENDED
  CLASS A SHARES                               03/31/05             03/31/04            03/31/03             03/31/02
  Net asset value, beginning of year             $1.00                $1.00               $1.00                $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                  0.0080               0.0041              0.0079               0.0169
  LESS DISTRIBUTIONS:
  Dividends from net investment income         (0.0080)             (0.0041)            (0.0079)             (0.0169)
  Net asset value, end of year                   $1.00                $1.00               $1.00                $1.00
  TOTAL RETURN++                                 0.80%                0.41%               0.79%                1.70%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000's)            $28,934              $50,803             $87,141              $80,108
  Ratio of operating expenses to average
    net assets                                   0.65%                0.65%               0.65%                0.65%
  Ratio of net investment income/(loss)
    to average net assets                        0.75%                0.39%               0.68%                1.65%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                       0.73%                0.72%               0.73%                0.68%

                                               YEAR ENDED
  CLASS A SHARES                                03/31/01
  Net asset value, beginning of year              $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                   0.0348
  LESS DISTRIBUTIONS:
  Dividends from net investment income          (0.0348)
  Net asset value, end of year                    $1.00
  TOTAL RETURN++                                  3.53%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000's)             $51,705
  Ratio of operating expenses to average
    net assets                                    0.65%
  Ratio of net investment income/(loss)
    to average net assets                         3.45%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                        0.68%

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

Additional hypothetical fees and expense information

The supplemental hypothetical investment information on the following pages provides additional information about the effect of the fees and expenses of each Fund, including investment advisory fees and other Fund costs, on the Funds' returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in the class of the Funds assuming a 5% return each year, the hypothetical year-end balance before fees and expenses and the cumulative return after fees and expenses. The charts also assume that the annual expense ratios stay the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratio used for each Fund, which is the same as that stated in the Annual Fund Operating Expenses tables, is reflected in the charts and is net of any contractual fee waiver or expense reimbursement. Your actual costs may be higher or lower.

COLUMBIA CASH RESERVES -- CLASS A SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              0.65%                            $10,000.00                              5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-   CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE     AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES        FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00              4.35%            $10,435.00      $ 66.41
       2           10.25%            $11,025.00              8.89%            $10,888.92      $ 69.30
       3           15.76%            $11,576.25             13.63%            $11,362.59      $ 72.32
       4           21.55%            $12,155.06             18.57%            $11,856.86      $ 75.46
       5           27.63%            $12,762.82             23.73%            $12,372.64      $ 78.75
       6           34.01%            $13,400.96             29.11%            $12,910.85      $ 82.17
       7           40.71%            $14,071.00             34.72%            $13,472.47      $ 85.75
       8           47.75%            $14,774.55             40.59%            $14,058.52      $ 89.48
       9           55.13%            $15,513.28             46.70%            $14,670.07      $ 93.37
      10           62.89%            $16,288.95             53.08%            $15,308.21      $ 97.43
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                         $ 5,308.21
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                           $810.43

COLUMBIA TREASURY RESERVES -- CLASS A SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT     ASSUMED RATE OF RETURN
              0.65%                            $10,000.00                             5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-   CUMULATIVE RETURN  HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE    AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES        FEES AND EXPENSES       EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00             4.35%            $10,435.00      $ 66.41
       2           10.25%            $11,025.00             8.89%            $10,888.92      $ 69.30
       3           15.76%            $11,576.25            13.63%            $11,362.59      $ 72.32
       4           21.55%            $12,155.06            18.57%            $11,856.86      $ 75.46
       5           27.63%            $12,762.82            23.73%            $12,372.64      $ 78.75
       6           34.01%            $13,400.96            29.11%            $12,910.85      $ 82.17
       7           40.71%            $14,071.00            34.72%            $13,472.47      $ 85.75
       8           47.75%            $14,774.55            40.59%            $14,058.52      $ 89.48
       9           55.13%            $15,513.28            46.70%            $14,670.07      $ 93.37
      10           62.89%            $16,288.95            53.08%            $15,308.21      $ 97.43
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                        $ 5,308.21
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                          $810.43

COLUMBIA GOVERNMENT RESERVES -- CLASS A SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT     ASSUMED RATE OF RETURN
              0.65%                            $10,000.00                             5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-   CUMULATIVE RETURN  HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE    AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES        FEES AND EXPENSES       EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00             4.35%            $10,435.00      $ 66.41
       2           10.25%            $11,025.00             8.89%            $10,888.92      $ 69.30
       3           15.76%            $11,576.25            13.63%            $11,362.59      $ 72.32
       4           21.55%            $12,155.06            18.57%            $11,856.86      $ 75.46
       5           27.63%            $12,762.82            23.73%            $12,372.64      $ 78.75
       6           34.01%            $13,400.96            29.11%            $12,910.85      $ 82.17
       7           40.71%            $14,071.00            34.72%            $13,472.47      $ 85.75
       8           47.75%            $14,774.55            40.59%            $14,058.52      $ 89.48
       9           55.13%            $15,513.28            46.70%            $14,670.07      $ 93.37
      10           62.89%            $16,288.95            53.08%            $15,308.21      $ 97.43
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                        $ 5,308.21
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                          $810.43

COLUMBIA TAX-EXEMPT RESERVES -- CLASS A SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT     ASSUMED RATE OF RETURN
              0.65%                            $10,000.00                             5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-  CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE    AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES       FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00             4.35%            $10,435.00      $ 66.41
       2           10.25%            $11,025.00             8.89%            $10,888.92      $ 69.30
       3           15.76%            $11,576.25            13.63%            $11,362.59      $ 72.32
       4           21.55%            $12,155.06            18.57%            $11,856.86      $ 75.46
       5           27.63%            $12,762.82            23.73%            $12,372.64      $ 78.75
       6           34.01%            $13,400.96            29.11%            $12,910.85      $ 82.17
       7           40.71%            $14,071.00            34.72%            $13,472.47      $ 85.75
       8           47.75%            $14,774.55            40.59%            $14,058.52      $ 89.48
       9           55.13%            $15,513.28            46.70%            $14,670.07      $ 93.37
      10           62.89%            $16,288.95            53.08%            $15,308.21      $ 97.43
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                        $ 5,308.21
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                          $810.43

--------------------------------------------------------------------------------

THIS GLOSSARY INCLUDES EXPLANATIONS OF THE IMPORTANT TERMS THAT MAY BE USED IN THIS PROSPECTUS. SOME OF THE TERMS EXPLAINED MAY APPLY TO COLUMBIA FUNDS NOT INCLUDED IN THIS PROSPECTUS.

--------------------------------------------------------------------------------


Terms used in this prospectus
(BOOK GRAPHIC)

80% POLICY -- Rule 35d-1 under the 1940 Act (the "Names Rule"), requires certain Funds to adopt an investment policy requiring that, under normal circumstances, at least 80% of its assets will be invested in the type of investment suggested by its name. In most cases, the Names Rule gives affected Funds the option to either (i) declare the 80% Policy a fundamental policy, which means it can only be changed by shareholder approval, or (ii) commit to provide notice to shareholders before changing the 80% Policy. In some cases, the Names Rule requires affected Funds to declare their 80% Policy a fundamental policy. The SAI identifies each Fund that has adopted an 80% Policy as a fundamental policy as well as each Fund that has committed to provide notice to shareholders before changing its 80% Policy.

AMORTIZED COST METHOD -- under Rule 2a-7 of the 1940 Act, the method of calculating an investment company's net asset value whereby portfolio securities are valued at the Fund's acquisition cost as adjusted for amortization of premium or accretion of discount rather than at their value based on current market factors.

AVERAGE DOLLAR-WEIGHTED MATURITY -- the average length of time until the debt securities held by a Fund reach maturity. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.

BANK OBLIGATION -- a money market instrument issued by a bank, including certificates of deposit, time deposits and bankers' acceptances.

CAPITAL GAIN OR LOSS -- the difference between the purchase price of a security and its selling price. You realize a capital gain when you sell a security for more than you paid for it. You realize a capital loss when you sell a security for less than you paid for it.

COMMERCIAL PAPER -- a short-term debt security issued by banks, corporations, municipalities and other borrowers.

COMMON STOCK -- a security that represents part equity ownership in a company. Common stock typically allows you to vote at shareholder meetings and to share in the company's profits by receiving dividends.

DEBT SECURITY -- when you invest in a debt security, you are typically lending your money to a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as U.S. Treasury obligations and commercial paper. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

EQUITY SECURITY -- an investment that gives you an equity ownership right in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.

FIRST-TIER SECURITY -- under Rule 2a-7 of the 1940 Act, a debt security that is an eligible investment for money market funds and has received a rating in the highest short-term rating category from a nationally recognized statistical rating organization (NRSRO) or if unrated, is determined by the fund's portfolio management team to be of comparable quality, or is a money market fund issued by a registered investment company, or is a government security.

FIXED INCOME SECURITY -- an intermediate to long-term debt security that matures in more than one year.

GUARANTEED INVESTMENT CONTRACT -- an investment instrument issued by a rated insurance company in return for a payment by an investor.

HIGH QUALITY -- includes municipal securities that are rated in the top two highest short-term debt categories according to an NRSRO such as Standard & Poor's Corporation or Moody's Investors Service, Inc. The portfolio management team may consider an unrated municipal security if it is determined to be of comparable quality, based upon guidelines approved by the Fund's Board. Please see the SAI for more information about credit ratings.

INSTRUMENTALITY -- an instrumentality of the U.S. government is a government agency organized under federal charter with government supervision.

LIQUIDITY -- a measurement of how easily a security can be bought or sold at a price that is close to its market value.

MONEY MARKET INSTRUMENT -- a short-term debt security that is considered to mature in 13 months or less. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and certain municipal securities. For Columbia Treasury Reserves and Columbia Government Reserves, money market instruments do not include either commercial paper or municipal securities.

MUNICIPAL SECURITY (OBLIGATION) -- a debt security issued by state or local governments or governmental authorities to pay for public projects and services. "General obligations" are typically backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income from these securities is exempt from federal income taxes and is generally exempt from state taxes if you live in the state that issued the security. If you live in the municipality that issued the security, interest income may also be exempt from local taxes.

NON-DIVERSIFIED -- a fund that holds securities of fewer issuers or kinds of issuers than other kinds of funds. Non-diversified funds tend to have greater price swings than more diversified funds because events affecting one or more of its securities may have a disproportionately large affect on the fund.

PARTICIPATION -- a pass-through certificate representing a share in a pool of debt obligations or other instruments.

PASS-THROUGH CERTIFICATE -- securitized mortgages or other debt securities with interest and principal paid by a servicing intermediary shortly after interest payments are received from borrowers.

PRIVATE ACTIVITY BOND -- a municipal security that is used to finance private projects or other projects that aren't qualified for tax purposes. Interest on private activity bonds is generally taxable, unless it is specifically exempted, or may be treated as a tax preference item for federal alternative minimum tax purposes.

REPURCHASE AGREEMENT -- a short-term (often overnight) investment arrangement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return.

REVERSE REPURCHASE AGREEMENT -- a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price.

SECOND-TIER SECURITY -- under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds, but is not a first-tier security.

SETTLEMENT DATE -- the date on which an order is settled either by payment or delivery of securities.

SPECIAL PURPOSE ISSUER -- an entity organized solely to issue asset-backed securities on a pool of assets it owns.

TRADE DATE -- the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

U.S. GOVERNMENT OBLIGATIONS -- a wide range of debt securities that include U.S. Treasury obligations, securities issued or guaranteed by various agencies of the U.S. government, or by various instrumentalities which have been established or sponsored by the U.S. government. Securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. government.

U.S. TREASURY OBLIGATION -- a debt security issued or guaranteed by the U.S. Treasury. U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. government.

COLUMBIA MANAGEMENT(R)


Where to find more information

You'll find more information about Columbia Money Market Funds in the following documents:


ANNUAL AND SEMI-ANNUAL REPORTS

The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the independent registered public accounting firm's reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the period covered.

STATEMENT OF ADDITIONAL INFORMATION

The SAI contains additional information about the Funds and their policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.

You can obtain a free copy of these documents, request other information about the Funds and make shareholder inquiries by contacting Columbia Funds:

By telephone:
1.800.345.6611

BY MAIL:
COLUMBIA FUNDS
C/O COLUMBIA FUNDS SERVICES
P.O. BOX 8081
BOSTON, MA 02266-8081

On the Internet:
WWW.COLUMBIAFUNDS.COM

Information about the Funds can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


SEC file number: 811-09645
Columbia Funds Series Trust

PRO-36/91709-1105

COLUMBIA MANAGEMENT(R)










                                       Money Market Funds

                                       Prospectus -- Retail A Shares

                                       December 30, 2005




                                       Columbia Connecticut Municipal Reserves

                                       Columbia Massachusetts Municipal Reserves









                                       THE SECURITIES AND EXCHANGE COMMISSION
                                       (SEC) HAS NOT APPROVED OR DISAPPROVED
                                       THESE SECURITIES OR DETERMINED IF THIS
                                       PROSPECTUS IS TRUTHFUL OR COMPLETE.

                                       ANY REPRESENTATION TO THE CONTRARY IS A
                                       CRIMINAL OFFENSE.


                       May Lose Value
NOT FDIC-INSURED      No Bank Guarantee

AN OVERVIEW OF THE FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TERMS USED IN THIS PROSPECTUS

IN THIS PROSPECTUS, WE, US AND OUR REFER TO THE COLUMBIA FUNDS FAMILY (COLUMBIA FUNDS OR COLUMBIA FUNDS FAMILY). SOME OTHER IMPORTANT TERMS WE'VE USED MAY BE NEW TO YOU. THESE ARE PRINTED IN ITALICS WHERE THEY FIRST APPEAR IN A SECTION AND ARE DESCRIBED IN TERMS USED IN THIS PROSPECTUS.




 YOU'LL FIND TERMS USED IN THIS PROSPECTUS ON PAGE 31.

YOUR INVESTMENT IN THESE FUNDS IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, N.A. (BANK OF AMERICA), THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. YOUR INVESTMENT MAY LOSE MONEY.

AFFILIATES OF BANK OF AMERICA ARE PAID FOR THE SERVICES THEY PROVIDE TO THE
FUNDS.

--------------------------------------------------------------------------------

This booklet, which is called a prospectus, tells you about some Columbia Money Market Funds. Please read it carefully, because it contains information that's designed to help you make informed investment decisions. SUBJECT TO CERTAIN LIMITED EXCEPTIONS, THE FUNDS ARE NO LONGER ACCEPTING NEW INVESTMENTS FROM PROSPECTIVE INVESTORS IN RETAIL A SHARES. PLEASE SEE EACH FUND'S DESCRIPTION FOR MORE INFORMATION.

This prospectus offers Retail A Shares of the Funds. Please turn to BUYING, SELLING AND EXCHANGING SHARES for more information about who is eligible to buy this class of shares.

ABOUT THE FUNDS

The Money Market Funds seek to provide income while protecting the principal of your original investment by investing in money market instruments.

Money market instruments include short-term debt securities that are U.S. government issued or guaranteed or have relatively low risk. Your original investment and your return aren't guaranteed, however, and returns will vary as short-term interest rates change. Over time, the return on money market funds may be lower than the return on other kinds of mutual funds or investments.

ARE THESE FUNDS RIGHT FOR YOU?

Not every Fund is right for every investor. When you're choosing a Fund to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.

The Money Market Funds may be suitable for you if:

  - you're looking for a relatively low risk investment with stability of principal

  - you have short-term income needs

They may not be suitable for you if:

  - you're looking for higher returns and are prepared to assume a higher level of investment risk

  - you're more comfortable with bank deposits that are FDIC-insured

You'll find a discussion of each Fund's investment objective, principal investment strategies and principal risks in the Fund descriptions that start on page 4.

FOR MORE INFORMATION

If you have any questions about the Funds, please call us at 1.800.353.0828 if you're an institutional investor, or 1.800.345.6611 if you're an individual investor. You can also contact your investment professional.

You'll find more information about the Funds in the Statement of Additional Information (SAI). The SAI includes more detailed information about each Fund's investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.

WHAT'S INSIDE
--------------------------------------------------------------------------------

About the Funds
(FILE FOLDER GRAPHIC)

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT ADVISORS, LLC

COLUMBIA MANAGEMENT ADVISORS, LLC (THE ADVISER) IS THE INVESTMENT ADVISER TO EACH OF THE FUNDS. THE ADVISER IS RESPONSIBLE FOR THE OVERALL MANAGEMENT AND SUPERVISION OF THE INVESTMENT MANAGEMENT OF EACH FUND.




 YOU'LL FIND MORE ABOUT THE ADVISER STARTING ON PAGE 15.

--------------------------------------------------------------------------------


COLUMBIA CONNECTICUT MUNICIPAL RESERVES                          4
------------------------------------------------------------------
COLUMBIA MASSACHUSETTS MUNICIPAL RESERVES                        8
------------------------------------------------------------------
OTHER IMPORTANT INFORMATION                                     12
------------------------------------------------------------------
HOW THE FUNDS ARE MANAGED                                       15

About your investment
(DOLLAR SIGN GRAPHIC)

INFORMATION FOR INVESTORS
  Buying, selling and exchanging shares                         17
     How orders are processed                                   18
  How selling and servicing agents are paid                     23
  Distributions and taxes                                       25
  Legal matters                                                 27
------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                            28
------------------------------------------------------------------
ADDITIONAL HYPOTHETICAL FEES AND EXPENSE INFORMATION            30
------------------------------------------------------------------
TERMS USED IN THIS PROSPECTUS                                   32
------------------------------------------------------------------
WHERE TO FIND MORE INFORMATION                          BACK COVER

COLUMBIA CONNECTICUT MUNICIPAL RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 15.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to provide current income exempt from federal regular income tax and the Connecticut state income tax on individuals, trusts and estates, consistent with relative stability of principal and liquidity.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   Under normal circumstances, the Fund invests at least 80% of its net assets
                   (plus any borrowings for investment purposes) in Connecticut municipal securities, which are securities issued by or on behalf of the State of
                   Connecticut and other government issuers (and may include issuers located outside Connecticut) and that pay interest which is exempt from both federal regular income tax and the Connecticut state income tax on individuals, trusts and estates. Under normal circumstances, the Fund will invest no more than 20%
                   of its net assets in taxable obligations, such as U.S. government obligations, money market instruments and repurchase agreements.

Municipal securities purchased by the Fund may include general obligation securities, revenue securities and private activity bonds. The interest on certain municipal securities may be subject to the federal alternative minimum tax. Investments in such securities will be treated as investments in municipal securities for purposes of the 80% requirements stated above.

The Fund will only buy a security if it has one of the two highest short-term ratings from at least two nationally recognized statistical rating organizations, or one such rating if only one organization has rated the security. If the security is not rated, it must be determined by the Adviser to be of comparable credit quality.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------




 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPHIC)     PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
                   SUBJECT TO CERTAIN LIMITED EXCEPTIONS DISCUSSED BELOW, THE FUND IS NO LONGER
                   ACCEPTING NEW INVESTMENTS FROM PROSPECTIVE INVESTORS IN RETAIL A SHARES. SHARES
                   OF THE FUND CURRENTLY MAY ONLY BE PURCHASED BY CURRENT SHAREHOLDERS AND BY
                   INVESTORS WHO PURCHASE SHARES THROUGH EXCHANGES OF RETAIL A SHARES OF OTHER
                   FUNDS.

Columbia Connecticut Municipal Reserves has the following risks:

      - INTEREST RATE RISK -- The yield paid by the Fund will vary with changes in short-term interest rates.

      - CREDIT RISK -- Although credit risk is very low because the Fund only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid.

      - LACK OF DIVERSIFICATION -- The Fund is not diversified, which means that it can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment held by the Fund may affect the overall value of the Fund more than it would affect a diversified fund which holds more investments.

      - SINGLE STATE RISK -- Because the Fund invests primarily in Connecticut municipal securities it is likely to be especially susceptible to economic, political and regulatory events that affect Connecticut. Other considerations affecting the Fund's investments in Connecticut municipal securities are summarized in the Statement of Additional Information.

      - PASS-THROUGH CERTIFICATES RISK -- The Fund invests in pass-through certificates or securities issued by partnerships or trusts through which the Fund receives principal and interest payments made by underlying municipal bonds or notes. Interest payments from these securities are expected to be tax-exempt. However, these securities are subject to structural risks that could cause the Fund to receive taxable income or to lose money.

      - SHARE PRICE -- There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.

      - SELECTION OF INVESTMENTS -- The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.353.0828 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.345.6611 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*




      The bar chart shows you how the performance of the Fund's Retail A Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.


               1995     1996     1997     1998     1999     2000     2001     2002     2003     2004
               ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
               2.97%    2.76%    2.48%    2.77%    2.53%    3.31%    1.98%    0.84%    0.46%    0.58%



              *Year-to-date return as of June 30, 2005: 0.75%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 4TH QUARTER 2000:                   0.87%
         WORST: 3RD QUARTER 2003:                  0.07%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                         1 YEAR   5 YEARS   10 YEARS
         RETAIL A SHARES                                 0.58%     1.43%     2.11%




      On November 21, 2005, the Galaxy Connecticut Municipal Money Market Fund (the "Predecessor Fund") was reorganized into the Fund. For periods prior to November 21, 2005, the performance of the Fund's Retail A Shares represents the performance of the Predecessor Fund's Retail A Shares.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Retail A Shares can be found in the section ADDITIONAL HYPOTHETICAL
                   FEES AND EXPENSE INFORMATION preceding TERMS USED IN THIS PROSPECTUS.

         SHAREHOLDER FEES                                              Retail A
         (Fees paid directly from your investment)                      Shares
         Maximum sales charge (load) imposed on purchases                N/A



         Maximum deferred sales charge (load)                            N/A



         ANNUAL FUND OPERATING EXPENSES
         (Expenses that are deducted from the Fund's assets)



         Management fees(1)                                             0.25%



         Shareholder servicing fees                                     0.10%



         Other expenses(2)                                              0.08%
                                                                         ------



         Total annual Fund operating expenses                           0.43%



         Fee waivers and/or reimbursements                             (0.13)%
                                                                         ------



         Total net expenses(3)                                          0.30%
                                                                         ======

      (1)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (2)Other expenses are based on estimated amounts for the current fiscal year.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until November 23, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after November 23, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Retail A Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire November 23, 2006 and are not reflected in the 3, 5, and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         RETAIL A SHARES                         $31      $125      $228       $530

COLUMBIA MASSACHUSETTS MUNICIPAL RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 15.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to provide current income exempt from federal regular income tax and the income taxes imposed by the Commonwealth of Massachusetts, consistent with relative stability of principal and liquidity.


(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   Under normal circumstances, the Fund invests at least 80% of its net assets
                   (plus any borrowings for investment purposes) in Massachusetts municipal securities, which are securities issued by or on behalf of the Commonwealth of
                   Massachusetts and other government issuers (and may include issuers located outside Massachusetts) and that pay interest which is exempt from both federal regular income tax and Massachusetts personal income tax. Under normal circumstances, the Fund will invest no more than 20% of its net assets in taxable obligations, such as U.S. government obligations, money market instruments and repurchase agreements.

Municipal securities purchased by the Fund may include general obligation securities, revenue securities and private activity bonds. The interest on certain municipal securities may be subject to the federal alternative minimum tax. Investments in such securities will be treated as investments in municipal securities for purposes of the 80% requirements stated above.

The Fund will only buy a security if it has one of the two highest short-term ratings from at least two nationally recognized statistical rating organizations, or one such rating if only one organization has rated the security. If the security is not rated, it must be determined by the Adviser to be of comparable credit quality.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------




 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPHIC)     PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
                   SUBJECT TO CERTAIN LIMITED EXCEPTIONS DISCUSSED BELOW, THE FUND IS NO LONGER
                   ACCEPTING NEW INVESTMENTS FROM PROSPECTIVE INVESTORS IN RETAIL A SHARES. SHARES
                   OF THE FUND CURRENTLY MAY ONLY BE PURCHASED BY CURRENT SHAREHOLDERS AND BY
                   INVESTORS WHO PURCHASE SHARES THROUGH EXCHANGES OF RETAIL A SHARES OF OTHER
                   FUNDS.

Columbia Massachusetts Municipal Reserves has the following risks:

      - INTEREST RATE RISK -- The yield paid by the Fund will vary with changes in short-term interest rates.

      - CREDIT RISK -- Although credit risk is very low because the Fund only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid.

      - LACK OF DIVERSIFICATION -- The Fund is not diversified, which means that it can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment held by the Fund may affect the overall value of the Fund more than it would affect a diversified fund which holds more investments.

      - SINGLE STATE RISK -- Since the Fund invests primarily in Massachusetts municipal securities, it is likely to be especially susceptible to economic, political and regulatory events that affect Massachusetts. Other considerations affecting the Fund's investments in Massachusetts municipal securities are summarized in the Statement of Additional Information.

      - PASS-THROUGH CERTIFICATES RISK -- The Fund invests in pass-through certificates or securities issued by partnerships or trusts through which the Fund receives principal and interest payments made by underlying municipal bonds or notes. Interest payments from these securities are expected to be tax-exempt. However, these securities are subject to structural risks that could cause the Fund to receive taxable income or to lose money.

      - SHARE PRICE -- There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.

      - SELECTION OF INVESTMENTS -- The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.353.0828 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.345.6611 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*




      The bar chart shows you how the performance of the Fund's Retail A Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.


               1995     1996     1997     1998     1999     2000     2001     2002     2003     2004
               ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
               3.23%    2.78%    2.96%    2.79%    2.56%    3.42%    2.18%    0.95%    0.49%    0.64%



              *Year-to-date return as of June 30, 2005: 0.80%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 4TH QUARTER 2000:                   0.91%
         WORST: 3RD QUARTER 2003:                  0.08%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                         1 YEAR   5 YEARS   10 YEARS
         RETAIL A SHARES                                 0.64%     1.53%     2.19%




      On November 21, 2005, the Galaxy Massachusetts Municipal Money Market Fund (the "Predecessor Fund") was reorganized into the Fund. For periods prior to November 21, 2005, the performance of the Fund's Retail A Shares represents the performance of the Predecessor Fund's Retail A Shares.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER THAT FEES YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Retail A Shares can be found in the section ADDITIONAL HYPOTHETICAL
                   FEES AND EXPENSE INFORMATION preceding TERMS USED IN THIS PROSPECTUS.

         SHAREHOLDER FEES                                              Retail A
         (Fees paid directly from your investment)                      Shares
         Maximum sales charge (load) imposed on purchases                N/A



         Maximum deferred sales charge (load)                            N/A



         ANNUAL FUND OPERATING EXPENSES
         (Expenses that are deducted from the Fund's assets)



         Management fees(1)                                             0.25%



         Shareholder servicing fees                                     0.08%



                                                                        0.06%
         Other expenses(2)                                               ------



         Total annual Fund operating expenses                           0.39%



                                                                       (0.11)%
         Fee waivers and/or reimbursements                               ------



                                                                        0.28%
         Total net expenses(3)                                           ======

      (1)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (2)Other expenses are based on estimated amounts for the current fiscal year.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after November 23, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Retail A Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire November 23, 2006 and are not reflected in the 3, 5, and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         RETAIL A SHARES                         $29      $114      $208       $482

Other important information
(LINE GRAPH GRAPHIC)

You'll find specific information about each Fund's investment objective, principal investment strategies and risks in the descriptions starting on page
4. The following are some other risks and information you should consider before you invest:

      - SPECIAL RULES FOR MONEY MARKET FUNDS -- Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Funds, like all money market funds:

        - may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less

        - must maintain an average dollar-weighted maturity of 90 days or less

        - may normally invest no more than 5% of their total assets in securities of the same issuer, other than U.S. government securities

        - may generally only invest in U.S. dollar denominated instruments that are determined to have minimal credit risk and are first-tier or second-tier securities

      - CHANGING INVESTMENT OBJECTIVES AND POLICIES -- The investment objective and certain investment policies of any Fund can be changed without shareholder approval. The 80% Policy of the Funds and other investment policies of the Funds may be changed only with shareholder approval.

      - CHANGING TO A FEEDER FUND -- Unlike traditional mutual funds, which invest in individual securities, a "feeder fund" invests all of its assets in another fund, called a "master portfolio." Other feeder funds generally also invest in a master portfolio. The master portfolio invests in individual securities and has the same investment objective, investment strategies and principal risks as the feeder funds. This structure can help reduce a feeder fund's expenses because its assets are combined with those of other feeder funds. If a master portfolio doesn't attract other feeder funds, however, a feeder fund's expenses could be higher than those of a traditional mutual fund.

        Each Fund may become a feeder fund if the Board decides this would be in the best interest of shareholders. We don't require shareholder approval to make the change, but we'll notify you if it happens. If a Fund becomes a feeder fund, it will have the additional risks of investing in a master portfolio.

      - INVESTING DEFENSIVELY -- A Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. A Fund may not achieve its investment objective while it is investing defensively. Any cash a Fund holds for defensive or other reasons may not earn income.

      - BANK OF AMERICA AND ITS AFFILIATES -- Bank of America and its affiliates currently provide services to some or all of the Funds, including investment advisory, distribution, administration, shareholder servicing, sub-transfer agency and brokerage services, and are paid for providing these services. Bank of America and its affiliates also may, at times, provide other services and be compensated for them, including transfer agency, interfund lending and securities lending services, or make loans to the Funds. Finally, Bank of America or its affiliates may serve as counterparties in transactions with Columbia Funds where permitted by law or regulation, and may receive compensation in that capacity.

      - PORTFOLIO SECURITIES DISCLOSURE -- A description of Columbia Funds' policies and procedures with respect to the disclosure of portfolio securities is available in the Funds' SAI and on the Columbia Funds' website at www.columbiafunds.com under Fund Portfolio Data. In addition, a complete list of each Fund's portfolio holdings for each calendar month will be available upon request 5 business days following each month-end.

      - HOUSEHOLDING -- In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of a Fund's prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at 1.800.345.6611 or if your shares are held through a financial institution please contact them directly. We will begin sending your individual copies with the next scheduled mailing.

      - PORTFOLIO TRANSACTION COSTS -- Each Fund may incur significant transaction costs that are in addition to the total annual Fund operating expenses disclosed in the fee tables. These transaction costs are made up of all the costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of a Fund's transactions costs are not.

      - MUNICIPAL SECURITIES -- State and local governments issue municipal securities to raise money to finance public works, to repay outstanding obligations, to raise funds for general operating expenses and to make loans to other public institutions. Some municipal securities, known as private activity bonds, are issued to finance projects for private companies. Municipal securities, which can be issued as bonds, notes or commercial paper, usually have fixed interest rates, although some have interest rates that change from time to time. There are several types of municipal securities. General obligation securities are secured by the issuer's full faith, credit and taxing power. Revenue securities are usually payable only from revenues derived from specific facilities or revenue sources. Private activity bonds are usually revenue securities since they are typically payable by the private user of the facilities financed by the bonds.

      - REPURCHASE AGREEMENTS -- Repurchase agreements are transactions in which a Fund buys securities from a seller (usually a bank or broker-dealer) who agrees to buy them back from the Fund on a certain date and at a certain price. Repurchase agreements, while backed by collateral, carry some risk that the other party may not fulfill its obligations under the agreement.

      - OTHER TYPES OF INVESTMENTS -- This prospectus describes each Fund's main investment strategies and the particular types of securities in which each Fund mainly invests. Each Fund may, from time to time, pursue other investment strategies and make other types of investments in support of its overall investment goal. These supplemental investment strategies, which are not considered to be main investment strategies of the Funds -- and the risks involved -- are described in detail in the SAI, which is referred to on the back cover of this prospectus.

How the Funds are managed

(PEOPLE GRAPHIC)

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
ADVISORS, LLC

100 FEDERAL STREET
BOSTON, MA 02110

COLUMBIA MANAGEMENT GROUP, LLC (COLUMBIA MANAGEMENT) IS THE PRIMARY INVESTMENT MANAGEMENT DIVISION OF BANK OF AMERICA CORPORATION. THE ADVISER IS A COLUMBIA MANAGEMENT ENTITY THAT FURNISHES INVESTMENT MANAGEMENT SERVICES AND ADVISES INSTITUTIONAL AND MUTUAL FUND PORTFOLIOS.

--------------------------------------------------------------------------------


INVESTMENT ADVISER

The Adviser is the investment adviser to over 70 mutual fund portfolios in the Columbia Funds Family, including the Money Market Funds described in this prospectus.

The Adviser is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes, including equity and fixed income securities, and money market instruments.

Currently managing more than $185 billion, the Adviser acts as investment manager for individuals, corporations, private investment companies and financial institutions.

Columbia Funds pays the Adviser an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly.

A discussion regarding the basis for the Board of Trustees approving the investment advisory agreement with the Adviser is available in the Funds' annual report to shareholders for the fiscal year ended May 31.

The Adviser has agreed to waive fees and/or reimburse expenses for certain Funds until November 23, 2006. You'll find a discussion of any waiver and/or reimbursement in the Fund descriptions. There is no assurance that the Adviser will continue to waive and/or reimburse any fees and/or expenses after this date.

The following chart shows the maximum advisory fees the Adviser can receive, along with the actual advisory fees the Adviser and/or an affiliate received during the Funds' last fiscal year, after waivers and/or reimbursements:

ANNUAL INVESTMENT ADVISORY FEE, AS A % OF AVERAGE DAILY NET ASSETS


                                                             MAXIMUM    ACTUAL FEE
                                                             ADVISORY    PAID LAST
                                                               FEE      FISCAL YEAR
  COLUMBIA CONNECTICUT MUNICIPAL RESERVES                     0.15%          N/A



  COLUMBIA MASSACHUSETTS MUNICIPAL RESERVES                   0.15%          N/A

INVESTMENT SUB-ADVISER

Columbia Funds and the Adviser may engage one or more investment sub-advisers for each Fund to make day-to-day investment decisions for the Fund. The Adviser retains ultimate responsibility (subject to Board oversight) for overseeing the sub-advisers and evaluates the Funds' needs and available sub-advisers' skills and abilities on an ongoing basis. Based on its evaluations, the Adviser may at times recommend to the Board that a Fund:

  - change, add or terminate one or more sub-advisers;

  - continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or

  - materially change a sub-advisory agreement with a sub-adviser.

A discussion regarding the basis for the Board of Trustees approving the investment sub-advisory agreement with each sub-adviser is available in the Funds' annual report to shareholders for the fiscal year ended May 31.

Applicable law requires a Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders' best interests. The Adviser and the Funds have applied for relief from the SEC to permit the Funds to act on many of the Adviser's recommendations with approval only by the Board and not by Fund shareholders. The Adviser or a Fund would inform the Fund's shareholders of any actions taken in reliance on this relief. Until the Adviser and the Funds obtain the relief, each Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
DISTRIBUTORS, INC.

ONE FINANCIAL CENTER
BOSTON, MA 02111-2621

COLUMBIA MANAGEMENT
ADVISORS, LLC

100 FEDERAL STREET
BOSTON, MA 02110

--------------------------------------------------------------------------------


OTHER SERVICE PROVIDERS

The Funds are distributed by Columbia Management Distributors, Inc. (Distributor), a registered broker/dealer. The Distributor may pay shareholder servicing fees and/or other compensation to companies for providing services to investors.

Columbia Management Advisors, LLC is the administrator of the Funds, and is responsible for overseeing the administrative operations of the Funds. The Funds pay Columbia Management Advisors, LLC a fee of 0.10% for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Funds, and is paid monthly.

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
SERVICES, INC.

P.O. BOX 8081
BOSTON, MA 02266-8081

--------------------------------------------------------------------------------


Columbia Management Services, Inc., formerly known as Columbia Funds Services (Transfer Agent), is the transfer agent for the Funds' shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

ABOUT YOUR INVESTMENT
--------------------------------------------------------------------------------

Buying, selling and exchanging shares
(DOLLAR SIGN GRAPHIC)

--------------------------------------------------------------------------------

WHEN YOU SELL SHARES OF A MUTUAL FUND, THE FUND IS EFFECTIVELY "BUYING" THEM BACK FROM YOU. THIS IS CALLED A REDEMPTION.

--------------------------------------------------------------------------------


This prospectus offers Retail A Shares of the Funds. Here are some general rules about this class of shares:

  - Retail A Shares are only available to existing shareholders of Retail A Shares.

You'll find more information about buying, selling and exchanging Retail A Shares on the pages that follow. You should also ask your financial institution or intermediary about its limits, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related services and programs.

The Funds also offer other classes of shares, with different features and expense levels, which you may be eligible to buy. If you have questions about buying, selling or exchanging, or you need help placing an order, please call us at 1.800.353.0828 if you're an institutional investor, or 1.800.345.6611 if you're an individual investor. You can also contact your investment professional.

Federal law requires the Funds to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Funds may need to delay the date of your purchase or may be unable to open your account which may result in a return of your investment monies. In addition, if the Funds are unable to verify your identity after your account is open, the Funds reserve the right to close your account or take other steps as deemed reasonable. The Funds shall not be held liable for any loss resulting from any purchase delay, application rejection, or account closure due to a failure to provide proper identifying information.

--------------------------------------------------------------------------------

A BUSINESS DAY IS ANY DAY THAT THE FEDERAL RESERVE BANK OF NEW YORK AND THE NEW YORK STOCK EXCHANGE (NYSE) ARE OPEN. THE MONEY MARKET FUNDS RESERVE THE RIGHT TO CLOSE EARLY ON BUSINESS DAYS PRECEDING OR FOLLOWING NATIONAL HOLIDAYS, IF THE PRIMARY GOVERNMENT SECURITIES DEALERS HAVE CLOSED EARLY AND/OR IF THE BOND MARKET ASSOCIATION RECOMMENDS THAT THE SECURITIES MARKETS CLOSE EARLY.

IN ADDITION TO WEEKENDS, EITHER THE FEDERAL RESERVE BANK OF NEW YORK OR THE NYSE IS CLOSED ON THE FOLLOWING NATIONAL HOLIDAYS: NEW YEAR'S DAY, MARTIN LUTHER KING, JR. DAY, PRESIDENTS' DAY, GOOD FRIDAY, MEMORIAL DAY, INDEPENDENCE DAY, LABOR DAY, COLUMBUS DAY, VETERANS DAY, THANKSGIVING DAY AND CHRISTMAS DAY.

--------------------------------------------------------------------------------


HOW SHARES ARE PRICED

All transactions are based on the price of a Fund's shares -- or its net asset value per share. We calculate net asset value per share at 11:30 a.m. Eastern time each business day for each share class of the Funds (unless the Funds close early):

First, we calculate the net asset value for each class of a Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.

Although we try to maintain a net asset value per share of $1.00 for the Funds, we can't guarantee that we will be able to do so.

VALUING SECURITIES IN A FUND

The value of a Fund's assets is based on the total market value of all of the securities it holds. We use the amortized cost method, which approximates market value, to value the assets in the Money Market Funds.

HOW ORDERS ARE PROCESSED

Orders to buy, sell or exchange shares are processed on business days. Orders to buy, sell or exchange shares may be delivered to the Transfer Agent by phone, in writing, or through the internet. For more information on account and trading restrictions and special sign-up procedures for internet transactions, please call us at 800-353-0828 for Institutional Investors or 800-345-6611 for individual investors. The Transfer Agent has procedures in place to authenticate electronic instructions. You will be asked to accept the terms of an online agreement(s) and utilize a password for internet services. Orders received in good order by the Fund, Distributor, Transfer Agent or their agents by the following times on a business day (unless the Fund closes early) will be processed as follows:

  - If your order for Columbia Connecticut Municipal Reserves or Columbia Massachusetts Municipal Reserves is received in good form by the Transfer Agent by 11:30 a.m. Eastern time, in the case of purchases you will receive that day's net asset value per share. If your order is received in good form by the Transfer Agent after 11:30 a.m. you will receive the next net asset value determined on the following business day (and you'll begin receiving dividends the next day).

Investors are encouraged to place orders to sell as early in the day as possible. The business day that applies to an order is also called the trade date. We may refuse any order to buy or exchange shares. If this happens, we'll return any money we've received.

TELEPHONE ORDERS
You can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of our account application and send it to us.

Here's how telephone orders work:

  - If you sign up for telephone orders after you open your account, you must have your signature Medallion Guaranteed.

  - Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order.

  - We'll take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. If we and our service providers don't take these steps, we may be liable for any losses from unauthorized or fraudulent instructions.

  - Telephone orders may be difficult to complete during periods of significant economic or market change.

--------------------------------------------------------------------------------

THE NET ASSET VALUE PER SHARE IS THE PRICE OF A SHARE CALCULATED BY A FUND EVERY BUSINESS DAY.

--------------------------------------------------------------------------------



(DOLLAR SIGN       BUYING SHARES
  GRAPHIC)

      Here are some general rules for buying shares:

        - You buy Retail A Shares at net asset value per share.

        - Financial institutions and intermediaries are responsible for sending orders to us and for ensuring that we receive your money on time.

        - Shares purchased are recorded on the books of the Fund. We don't issue certificates.

--------------------------------------------------------------------------------

"GOOD FORM" MEANS THAT THE MONEY USED TO PURCHASE YOUR SHARES IS FULLY COLLECTED. WHEN SELLING SHARES BY LETTER OF INSTRUCTION, "GOOD FORM" ALSO MEANS
(I) YOUR LETTER HAS COMPLETE INSTRUCTIONS, THE PROPER SIGNATURES AND MEDALLION SIGNATURE GUARANTEES IF NECESSARY AND (II) ANY OTHER REQUIRED DOCUMENTS ARE ATTACHED. SIGNATURES MUST BE GUARANTEED BY EITHER A BANK, A MEMBER FIRM OF A NATIONAL STOCK EXCHANGE OR ANOTHER ELIGIBLE GUARANTOR THAT PARTICIPATES IN THE MEDALLION SIGNATURE GUARANTEE PROGRAM FOR REDEMPTIONS OVER $100,000, ALTERNATE PAYEE OR MAILING INSTRUCTIONS. FOR ADDITIONAL DOCUMENTS REQUIRED FOR SALES BY CORPORATIONS, AGENTS FIDUCIARIES, SURVIVING JOINT OWNERS AND OTHER LEGAL ENTITIES PLEASE CALL 1.800.353.0828 (INSTITUTIONAL INVESTORS) OR 1.800.345.6611 (INDIVIDUAL INVESTORS). NO INTEREST WILL BE PAID ON UNCASHED REDEMPTION CHECKS.







 FOR MORE INFORMATION ABOUT TELEPHONE ORDERS, SEE HOW ORDERS ARE PROCESSED.

--------------------------------------------------------------------------------



(DOLLAR SIGN       SELLING SHARES
  GRAPHIC)

      Here are some general rules for selling shares:

        - We normally send the sale proceeds by Fedwire as soon as practicable following the determination time applicable to your order. For more information please refer to How orders are processed or contact the Transfer Agent.

        - You can sell up to $100,000 of shares by telephone to the address of record or via ACH to your bank in a 30-day period if you qualify for telephone orders. Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request.

        - If you paid for shares with a check that wasn't certified, we'll hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.

        - Financial institutions and intermediaries are responsible for sending orders to us and for depositing the sale proceeds to your account on time.

        - If you hold any shares in certificate form, you must sign the certificates (or send a signed stock power with them) and send them to the Transfer Agent. Your signature must be Medallion Guaranteed unless you've made other arrangements with us. We may ask for other information we need to prove that the order is properly authorized.

        - Under certain circumstances allowed under the 1940 Act, we can pay you in securities or other property when you sell your shares.

        - We can delay payment of the sale proceeds of the Funds for up to seven days.

        - Other restrictions may apply to retirement plan accounts. For more information about these restrictions, please contact your retirement plan administrator.

      We may sell your shares:

        - if the value of your account falls below $250 (other than as a result of depreciation in share value). The Transfer Agent will send you 60 days' written notification of such action and provide details on how you can add money to your account to avoid this penalty

        - if a financial institution or intermediary tells us to sell your shares under arrangements made with you

        - under certain other circumstances allowed under the 1940 Act

--------------------------------------------------------------------------------

YOU SHOULD MAKE SURE YOU UNDERSTAND THE INVESTMENT OBJECTIVE AND POLICIES OF THE FUND YOU'RE EXCHANGING INTO. PLEASE READ ITS PROSPECTUS CAREFULLY.

--------------------------------------------------------------------------------



(ARROW GRAPHIC)    EXCHANGING SHARES

      You can generally sell shares of a Fund to buy shares of another Fund distributed by the Distributor. This is called an exchange. You might want to do this if your investment goals or tolerance for risk change.

      Here's how exchanges work:

        - You can generally exchange Retail A Shares of a Fund for Retail A Shares of any other Fund distributed by the Distributor. Some exceptions apply.

        - The rules for buying shares of a Fund, including any minimum investment requirements, apply to exchanges into that Fund.

        - You may only make exchanges into a Fund that is legally sold in your state of residence.

        - You generally may only make an exchange into a Fund that is accepting investments.

        - A sales charge may apply when exchanging from a Money Market Fund to a Fund with a front-end sales charge.

        - We may limit the number of exchanges you can make within a specified period of time.

        - We may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

        - You cannot exchange any shares you own in certificate form until Transfer Agent has received the certificate and deposited the shares to your account.

How selling and servicing agents are paid
(PERCENT GRAPHIC)

--------------------------------------------------------------------------------

THE SERVICING AGENT MAY CHARGE OTHER FEES FOR SERVICES PROVIDED TO YOUR ACCOUNT.

--------------------------------------------------------------------------------


Selling and servicing agents usually receive compensation based on your investment in the Funds. The kind and amount of the compensation depends on the share class in which you invest. Selling agents typically pay a portion of the compensation they receive to their investment professionals.

SHAREHOLDER SERVICING FEES

Servicing agents are compensated for providing services to investors under a shareholder servicing plan.

Servicing agents may receive a maximum annual shareholder servicing fee of 0.10% of the average daily net assets of Retail A Shares of Columbia Connecticut Municipal Reserves and 0.08% of the average daily net assets of Retail A Shares of Columbia Massachusetts Municipal Reserves.

Fees are calculated daily and paid monthly. Because these fees are paid out of the Funds' assets on an ongoing basis, over time they will increase the cost of your investment, and may cost you more than any sales charges you may pay.

The Funds pay these fees to eligible servicing agents for as long as the plan continues. We may reduce or discontinue payments at any time.

OTHER COMPENSATION

Servicing agents may also receive:

  - a bonus, incentive or other compensation relating to the sale, promotion and marketing of the Funds

  - non-cash compensation like trips to sales seminars, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise

Any such compensation, which is paid by the Adviser or Distributor and not by the Funds, is discretionary and may be available only to selected selling and servicing agents. For example, the Distributor sometimes sponsors promotions involving Banc of America Investment Services, Inc., an affiliate of the Adviser and Distributor, and certain other selling or servicing agents. Selected selling or servicing agents also may receive compensation for opening or servicing a minimum number of accounts.

The Adviser and Distributor may pay significant amounts from their own assets to selling or servicing agents of the Funds for distribution-related activities or other services they provide. These amounts, which are in addition to any sales charges, distribution (12b-1) and shareholder servicing fees paid by the Funds, may be fixed dollar amounts or a percentage of sales or both, and may be up-front or ongoing payments or both. Agents may agree to provide a variety of marketing related services or access-advantages to the Funds, including, for example, presenting Funds on "preferred" or "select" lists, in return for the payments. Selling or servicing agents, in turn, may pay some or all of these amounts to their employees who recommend or sell Fund shares or allocate or invest client assets among different investment options.

In addition, the Adviser and Distributor may pay significant amounts from their own assets for services provided and costs incurred by third parties of a type that would typically be provided or incurred directly by the Columbia Funds' transfer agent. The Columbia Funds also may pay significant amounts to third party intermediaries, including selling and servicing agents, for providing these types of services or incurring these types of costs.

These and other payments, and the difference between payments made with respect to the Funds and those made with respect to other mutual funds available through the agent, may give rise to conflicts of interest between the agent and its clients. You should be aware of these potential conflicts of interest and discuss these matters with your selling or servicing agent.

Distributions and taxes
(TAXES GRAPHIC)

--------------------------------------------------------------------------------

THE POWER OF COMPOUNDING

REINVESTING YOUR DISTRIBUTIONS BUYS YOU MORE SHARES OF A FUND -- WHICH LETS YOU TAKE ADVANTAGE OF THE POTENTIAL FOR COMPOUND GROWTH.

PUTTING THE MONEY YOU EARN BACK INTO YOUR INVESTMENT MEANS IT, IN TURN, MAY EARN EVEN MORE MONEY. OVER TIME, THE POWER OF COMPOUNDING HAS THE POTENTIAL TO SIGNIFICANTLY INCREASE THE VALUE OF YOUR INVESTMENT. THERE IS NO ASSURANCE, HOWEVER, THAT YOU'LL EARN MORE MONEY IF YOU REINVEST YOUR DISTRIBUTIONS.

--------------------------------------------------------------------------------

ABOUT DISTRIBUTIONS

A mutual fund can make money two ways:

  - It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.

  - A fund can also have capital gain if the value of its investments increases. If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.

A mutual fund is not subject to federal income tax as long as it distributes all of its net investment income and net realized capital gain to its shareholders. The Funds intend to pay out a sufficient amount of their income and capital gain to their shareholders so the Funds won't have to pay any federal income tax. When a Fund makes this kind of a payment, it's split among all shares and is called a distribution.

Although the Funds do not expect to realize any capital gain, any capital gain realized by a Fund will be distributed at least once a year. The Funds declare distributions of net investment income each business day, and pay them on the first business day of each month. Normally, each Fund will declare and pay distributions of net investment income as indicated above. The Funds may, however, declare and pay distributions of net investment income more frequently.

Any distribution you receive is paid based on the number of shares you hold on the record date, which is usually the day the distribution is declared (daily distribution Funds) or the day before the distribution is declared (all other Funds). Shares are eligible to receive net investment income distributions from the settlement date (daily distribution Funds), trade date (all other Funds) or realized capital gain from the trade date of the purchase up to and including the day before the shares are sold.

Different share classes of a Fund usually pay different net investment income distribution amounts, because each class has different expenses.

We'll automatically reinvest distributions in additional shares of the same Fund unless you tell us you want to receive your distributions in cash. You can do this by writing to us at the address on the back cover, or by calling us at
1.800.353.0828 if you're an institutional investor, or 1.800.345.6611 if you're an individual investor. Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

--------------------------------------------------------------------------------

THIS INFORMATION IS A SUMMARY OF HOW FEDERAL INCOME TAXES MAY AFFECT YOUR INVESTMENT IN THE FUNDS. IT DOES NOT APPLY TO FOREIGN OR TAX-EXEMPT INVESTORS OR THOSE HOLDING FUND SHARES THROUGH A TAX-ADVANTAGED ACCOUNT, SUCH AS A 401(K) PLAN OR IRA. THIS INFORMATION IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING. YOU SHOULD CONSULT WITH YOUR OWN TAX ADVISER ABOUT YOUR SITUATION, INCLUDING ANY FOREIGN, STATE AND LOCAL TAXES THAT MAY APPLY.




 FOR MORE INFORMATION ABOUT TAXES, PLEASE SEE THE SAI.

--------------------------------------------------------------------------------


HOW TAXES AFFECT YOUR INVESTMENT

Distributions of a Fund's ordinary income and any net short-term capital gain, if any, generally are taxable to you as ordinary income. Although the Funds do not expect to realize any capital gain, any distributions of realized net long-term capital gain, if any, generally are taxable to you as long-term capital gain.

In general, corporate shareholders will not be able to deduct any distributions when determining their taxable income. Fund distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund. Following the end of each year, we'll send you a notice that tells you how much you've received in distributions during the year and their federal tax status. State and local taxes may also apply to distributions.

In general, you will not be subject to federal income tax on distributions from the Funds of their tax-exempt interest income. Distributions from Columbia Connecticut Municipal Reserves of its interest income from Connecticut municipal securities will not be subject to Connecticut State individual income tax. Distributions from Columbia Massachusetts Municipal Reserves of its interest income from Massachusetts municipal securities will not be subject to Massachusetts commonwealth individual income tax. Distributions from the Funds, however, may be subject to state, local and other taxes.

Although the Funds do not intend to earn any taxable income or capital gain, any distributions of such income or gain generally are subject to tax.

A portion of the distributions from the Funds may also be subject to alternative minimum taxes.

U.S. GOVERNMENT OBLIGATIONS

If you invest in U.S. government obligations directly, interest on those obligations is free from state and local individual income taxes. Distributions you receive that come from interest a Fund earns from U.S. government obligations may not be exempt from these taxes. Please consult with your tax adviser.

WITHHOLDING TAX

We're required by federal law to withhold tax on any distributions and redemption proceeds paid to you (including amounts paid in securities redemptions and exchanges) if:

  - you haven't given us a correct Taxpayer Identification Number (TIN), usually your social security or employer identification number, and haven't certified that the TIN is correct and withholding doesn't apply

  - the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records

  - the IRS informs us that you are otherwise subject to backup withholding

The IRS may also impose penalties against you if you don't give us a correct
TIN.

Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.

TAXATION OF REDEMPTIONS AND EXCHANGES

As long as a Fund continually maintains a $1.00 net asset value per share, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your shares of the Fund.

Legal matters

On February 9, 2005, Banc of America Capital Management, LLC ("BACAP" (now, the Advisor)) and BACAP Distributors, LLC (which has subsequently merged into the Distributor) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the SEC (the "SEC Order"). A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website. Under the terms of the NYAG Settlement and SEC Order, BACAP and BACAP Distributors, LLC have agreed, among other things, to pay disgorgement and civil money penalties, to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices, to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures and to reduce management fees for five years. BACAP and BACAP Distributors, LLC are currently in the process of implementing the various terms of the NYAG Settlement and SEC Order.

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Columbia Funds Series Trust (formerly known as Nations Funds Trust), its Board of Trustees, Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors, LLC (collectively "BAC"). On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust (now known as Columbia Funds Series Trust), the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under the federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action. The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

Separately, a putative class action (Reinke v. Bank of America N.A., et al.) was filed against Nations Funds Trust and others on December 6, 2004 in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. Nations Funds Trust has filed a "motion to dismiss" that is pending. Discovery has recently been initiated. At the present time, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

Financial highlights
(DOLLAR SIGN GRAPHIC)

The financial highlights table is designed to help you understand how the Funds have performed for the past five years. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned, assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP for the periods ended May 31, 2005 and 2004. The information for periods ended May 31, 2003 and prior was audited by other independent accountants. The independent registered public accounting firm's report and Columbia Funds financial statements are incorporated by reference into the SAI. Please see the back cover of this prospectus to find out how you can get a copy of the SAI.

COLUMBIA CONNECTICUT
MUNICIPAL RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                             YEAR ENDED        YEAR ENDED       PERIOD ENDED       YEAR ENDED        YEAR ENDED
  RETAIL A SHARES                             05/31/05          05/31/04        05/31/03(1)         10/31/02          10/31/01
  Net asset value, beginning of year           $1.00             $1.00             $1.00             $1.00             $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                 0.010             0.004             0.004             0.009             0.024
  LESS DISTRIBUTIONS:
  Dividends from net investment income        (0.010)           (0.004)           (0.004)           (0.009)           (0.024)
  Net asset value, end of year                 $1.00             $1.00             $1.00             $1.00             $1.00
  TOTAL RETURN++                               1.03%             0.37%            0.37%**            0.88%             2.39%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000's)          $13,051           $238,118          $269,559          $298,769          $273,925
  Ratio of operating expenses to average
    net assets                                 0.64%             0.63%             0.63%*            0.62%             0.62%
  Ratio of net investment income/(loss)
    to average net assets                      0.96%             0.37%             0.64%*            0.87%             2.36%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                     0.67%             0.64%             0.63%*            0.62%             0.62%

                                              YEAR ENDED
  RETAIL A SHARES                              10/31/00
  Net asset value, beginning of year            $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                  0.032
  LESS DISTRIBUTIONS:
  Dividends from net investment income         (0.032)
  Net asset value, end of year                  $1.00
  TOTAL RETURN++                                3.21%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000's)           $262,149
  Ratio of operating expenses to average
    net assets                                  0.62%
  Ratio of net investment income/(loss)
    to average net assets                       3.17%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                      0.64%

** Not Annualized

 * Annualized

 ++ Had the Investment Adviser and/or its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

 1 For the period from November 1, 2002 to May 31, 2003.

COLUMBIA MASSACHUSETTS
MUNICIPAL RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                             YEAR ENDED        YEAR ENDED       PERIOD ENDED       YEAR ENDED        YEAR ENDED
  RETAIL A SHARES                             05/31/05          05/31/04        05/31/03(1)         10/31/02          10/31/01
  Net asset value, beginning of year           $1.00             $1.00             $1.00             $1.00             $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                 0.011             0.004             0.004             0.010             0.026
  LESS DISTRIBUTIONS:
  Dividends from net investment income        (0.011)           (0.004)           (0.004)           (0.010)           (0.026)
  Net asset value, end of year                 $1.00             $1.00             $1.00             $1.00             $1.00
  TOTAL RETURN++                               1.11%             0.42%            0.39%**            1.02%             2.59%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000's)          $38,586           $283,822          $411,600          $447,525          $521,739
  Ratio of operating expenses to average
    net assets                                 0.60%             0.59%             0.58%*            0.57%             0.59%
  Ratio of net investment income/(loss)
    to average net assets                      1.04%             0.42%             0.67%*            1.01%             2.55%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                     0.62%             0.60%             0.58%*            0.58%             0.59%

                                              YEAR ENDED
  RETAIL A SHARES                              10/31/00
  Net asset value, beginning of year            $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                   0.33
  LESS DISTRIBUTIONS:
  Dividends from net investment income          (0.33)
  Net asset value, end of year                  $1.00
  TOTAL RETURN++                                3.31%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000's)           $480,835
  Ratio of operating expenses to average
    net assets                                  0.62%
  Ratio of net investment income/(loss)
    to average net assets                       3.32%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                      0.63%

 ++ Had the Investment Adviser and/or its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

 * Annualized

** Not Annualized

 (1) For the period from November 1, 2004 through May 31, 2003.

Additional hypothetical fees and expense information

The supplemental hypothetical investment information on the following pages provides additional information about the effect of the fees and expenses of each Fund, including investment advisory fees and other Fund costs, on the Funds' returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in the class of the Funds assuming a 5% return each year, the hypothetical year-end balance before fees and expenses and the cumulative return after fees and expenses. The charts also assume that the annual expense ratios stay the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratio used for each Fund, which is the same as that stated in the Annual Fund Operating Expenses tables, is reflected in the charts and is net of any contractual fee waiver or expense reimbursement. Your actual costs may be higher or lower.

COLUMBIA CONNECTICUT MUNICIPAL RESERVES -- RETAIL A SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              0.30%                            $10,000.00                              5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-   CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE     AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES        FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00              4.70%            $10,470.00      $ 30.71
       2           10.25%            $11,025.00              9.62%            $10,962.09      $ 32.15
       3           15.76%            $11,576.25             14.77%            $11,477.31      $ 33.66
       4           21.55%            $12,155.06             20.17%            $12,016.74      $ 35.24
       5           27.63%            $12,762.82             25.82%            $12,581.53      $ 36.90
       6           34.01%            $13,400.96             31.73%            $13,172.86      $ 38.63
       7           40.71%            $14,071.00             37.92%            $13,791.98      $ 40.45
       8           47.75%            $14,774.55             44.40%            $14,440.21      $ 42.35
       9           55.13%            $15,513.28             51.19%            $15,118.90      $ 44.34
      10           62.89%            $16,288.95             58.29%            $15,829.49      $ 46.42
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                         $ 5,829.49
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                           $380.84

COLUMBIA MASSACHUSETTS MUNICIPAL RESERVES -- RETAIL A SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              0.28%                            $10,000.00                              5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-   CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE     AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES        FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00              4.72%            $10,472.00      $ 28.66
       2           10.25%            $11,025.00              9.66%            $10,966.28      $ 30.01
       3           15.76%            $11,576.25             14.84%            $11,483.89      $ 31.43
       4           21.55%            $12,155.06             20.26%            $12,025.93      $ 32.91
       5           27.63%            $12,762.82             25.94%            $12,593.55      $ 34.47
       6           34.01%            $13,400.96             31.88%            $13,187.97      $ 36.09
       7           40.71%            $14,071.00             38.10%            $13,810.44      $ 37.80
       8           47.75%            $14,774.55             44.62%            $14,462.29      $ 39.58
       9           55.13%            $15,513.28             51.45%            $15,144.91      $ 41.45
      10           62.89%            $16,288.95             58.60%            $15,859.75      $ 43.41
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                         $ 5,859.75
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                           $355.82

--------------------------------------------------------------------------------

THIS GLOSSARY INCLUDES EXPLANATIONS OF THE IMPORTANT TERMS THAT MAY BE USED IN THIS PROSPECTUS. SOME OF THE TERMS EXPLAINED MAY APPLY TO COLUMBIA FUNDS NOT INCLUDED IN THIS PROSPECTUS.

--------------------------------------------------------------------------------


Terms used in this prospectus
(BOOK GRAPHIC)

80% POLICY -- Rule 35d-1 under the 1940 Act (the "Names Rule"), requires certain Funds to adopt an investment policy requiring that, under normal circumstances, at least 80% of its assets will be invested in the type of investment suggested by its name. In most cases, the Names Rule gives affected Funds the option to either (i) declare the 80% Policy a fundamental policy, which means it can only be changed by shareholder approval, or (ii) commit to provide notice to shareholders before changing the 80% Policy. In some cases, the Names Rule requires affected Funds to declare their 80% Policy a fundamental policy. The SAI identifies each Fund that has adopted an 80% Policy as a fundamental policy as well as each Fund that has committed to provide notice to shareholders before changing its 80% Policy.

AMORTIZED COST METHOD -- under Rule 2a-7 of the 1940 Act, the method of calculating an investment company's net asset value whereby portfolio securities are valued at the Fund's acquisition cost as adjusted for amortization of premium or accretion of discount rather than at their value based on current market factors.

AVERAGE DOLLAR-WEIGHTED MATURITY -- the average length of time until the debt securities held by a Fund reach maturity. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.

BANK OBLIGATION -- a money market instrument issued by a bank, including certificates of deposit, time deposits and bankers' acceptances.

CAPITAL GAIN OR LOSS -- the difference between the purchase price of a security and its selling price. You realize a capital gain when you sell a security for more than you paid for it. You realize a capital loss when you sell a security for less than you paid for it.

COMMERCIAL PAPER -- a short-term debt security issued by banks, corporations, municipalities and other borrowers.

COMMON STOCK -- a security that represents part equity ownership in a company. Common stock typically allows you to vote at shareholder meetings and to share in the company's profits by receiving dividends.

DEBT SECURITY -- when you invest in a debt security, you are typically lending your money to a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as U.S. Treasury obligations and commercial paper. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

EQUITY SECURITY -- an investment that gives you an equity ownership right in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.

FIRST-TIER SECURITY -- under Rule 2a-7 of the 1940 Act, a debt security that is an eligible investment for money market funds and has received a rating in the highest short-term rating category from a nationally recognized statistical rating organization (NRSRO) or if unrated, is determined by the fund's portfolio management team to be of comparable quality, or is a money market fund issued by a registered investment company, or is a government security.

FIXED INCOME SECURITY -- an intermediate to long-term debt security that matures in more than one year.

GUARANTEED INVESTMENT CONTRACT -- an investment instrument issued by a rated insurance company in return for a payment by an investor.

HIGH QUALITY -- includes municipal securities that are rated in the top two highest short-term debt categories according to an NRSRO such as Standard & Poor's Corporation or Moody's Investors Service, Inc. The portfolio management team may consider an unrated municipal security if it is determined to be of comparable quality, based upon guidelines approved by the Fund's Board. Please see the SAI for more information about credit ratings.

INSTRUMENTALITY -- an instrumentality of the U.S. government is a government agency organized under federal charter with government supervision.

LIQUIDITY -- a measurement of how easily a security can be bought or sold at a price that is close to its market value.

MONEY MARKET INSTRUMENT -- a short-term debt security that is considered to mature in 13 months or less. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and certain municipal securities. For Columbia Treasury Reserves and Columbia Government Reserves, money market instruments do not include either commercial paper or municipal securities.

MUNICIPAL SECURITY (OBLIGATION) -- a debt security issued by state or local governments or governmental authorities to pay for public projects and services. "General obligations" are typically backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income from these securities is exempt from federal income taxes and is generally exempt from state taxes if you live in the state that issued the security. If you live in the municipality that issued the security, interest income may also be exempt from local taxes.

NON-DIVERSIFIED -- a fund that holds securities of fewer issuers or kinds of issuers than other kinds of funds. Non-diversified funds tend to have greater price swings than more diversified funds because events affecting one or more of its securities may have a disproportionately large effect on the fund.

PARTICIPATION -- a pass-through certificate representing a share in a pool of debt obligations or other instruments.

PASS-THROUGH CERTIFICATE -- securitized mortgages or other debt securities with interest and principal paid by a servicing intermediary shortly after interest payments are received from borrowers.

PRIVATE ACTIVITY BOND -- a municipal security that is used to finance private projects or other projects that aren't qualified for tax purposes. Interest on private activity bonds is generally taxable, unless it is specifically exempted, or may be treated as a tax preference item for federal alternative minimum tax purposes.

REPURCHASE AGREEMENT -- a short-term (often overnight) investment arrangement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return.

REVERSE REPURCHASE AGREEMENT -- a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price.

SECOND-TIER SECURITY -- under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds, but is not a first-tier security.

SETTLEMENT DATE -- the date on which an order is settled either by payment or delivery of securities.

SPECIAL PURPOSE ISSUER -- an entity organized solely to issue asset-backed securities on a pool of assets it owns.

TRADE DATE -- the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

U.S. GOVERNMENT OBLIGATIONS -- a wide range of debt securities that include U.S. Treasury obligations, securities issued or guaranteed by various agencies of the U.S. government, or by various instrumentalities which have been established or sponsored by the U.S. government. Securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. government.

U.S. TREASURY OBLIGATION -- a debt security issued or guaranteed by the U.S. Treasury. U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. government.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

COLUMBIA MANAGEMENT(R)




Where to find more information

You'll find more information about Columbia Money Market Funds in the following documents:


ANNUAL AND SEMI-ANNUAL REPORTS

The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the independent registered public accounting firm's reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the period covered.

STATEMENT OF ADDITIONAL INFORMATION

The SAI contains additional information about the Funds and their policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.

You can obtain a free copy of these documents, request other information about the Funds and make shareholder inquiries by contacting Columbia Funds:

By telephone:
1.800.353.0828 (Institutional Investors)
1.800.345.6611 (Individual Investors)

By mail:
COLUMBIA FUNDS
C/O COLUMBIA FUNDS MANAGEMENT, INC.
ONE FINANCIAL CENTER
BOSTON, MA 02111-2621

On the Internet:
WWW.COLUMBIAFUNDS.COM

Information about the Funds can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

SEC file number: 811-09645
Columbia Funds Series Trust

PRO-36/91584-1105

[GRAPHIC]
COLUMBIA MANAGEMENT.


---------------------------
MONEY MARKET FUNDS

Prospectus -- G-Trust Shares

December 30, 2005
---------------------------

Columbia Government Plus Reserves















THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE.

ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[GRAPHIC]
------------------------------------
NOT FDIC-INSURED | MAY LOSE VALUE
                 | NO BANK GUARANTEE
------------------------------------

AN OVERVIEW OF THE FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TERMS USED IN THIS PROSPECTUS

IN THIS PROSPECTUS, WE, US AND OUR REFER TO THE COLUMBIA FUNDS FAMILY (COLUMBIA FUNDS OR COLUMBIA FUNDS FAMILY). SOME OTHER IMPORTANT TERMS WE'VE USED MAY BE NEW TO YOU. THESE ARE PRINTED IN ITALICS WHERE THEY FIRST APPEAR IN A SECTION AND ARE DESCRIBED IN TERMS USED IN THIS PROSPECTUS.




 YOU'LL FIND TERMS USED IN THIS PROSPECTUS ON PAGE 24.

YOUR INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, N.A. (BANK OF AMERICA), THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. YOUR INVESTMENT MAY LOSE MONEY.

AFFILIATES OF BANK OF AMERICA ARE PAID FOR THE SERVICES THEY PROVIDE TO THE
FUND.

--------------------------------------------------------------------------------

This booklet, which is called a prospectus, tells you about Columbia Government Plus Reserves. Please read it carefully, because it contains information that's designed to help you make informed investment decisions. SUBJECT TO CERTAIN LIMITED EXCEPTIONS, THE FUND IS NO LONGER ACCEPTING NEW INVESTMENTS FROM PROSPECTIVE INVESTORS IN G-TRUST SHARES. PLEASE SEE THE FUND'S DESCRIPTION FOR MORE INFORMATION.

This prospectus offers G-Trust Shares of the Fund. Please turn to BUYING, SELLING AND EXCHANGING SHARES for more information about who is eligible to buy this class of shares.

ABOUT THE FUND

The Fund seeks to provide income while protecting the principal of your original investment by investing in money market instruments.

Money market instruments include short-term debt securities that are U.S. government issued or guaranteed or have relatively low risk. Your original investment and your return aren't guaranteed, however, and returns will vary as short-term interest rates change. Over time, the return on money market funds may be lower than the return on other kinds of mutual funds or investments.

IS THIS FUND RIGHT FOR YOU?

Not every Fund is right for every investor. When you're choosing a Fund to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.

The Fund may be suitable for you if:

  - you're looking for a relatively low risk investment with stability of principal

  - you have short-term income needs

It may not be suitable for you if:

  - you're looking for higher returns and are prepared to assume a higher level of investment risk

  - you're more comfortable with bank deposits that are FDIC-insured

You'll find a discussion of the Fund's investment objective, principal investment strategies and principal risks in the Fund description that starts on page 4.

FOR MORE INFORMATION

If you have any questions about the Fund, please call us at 1.800.353.0828 if you're an institutional investor, or 1.800.345.6611 if you're an individual investor. You can also contact your investment professional.

You'll find more information about the Fund in the Statement of Additional Information (SAI). The SAI includes more detailed information about the Fund's investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.

WHAT'S INSIDE
--------------------------------------------------------------------------------

About the Fund
(FILE FOLDER GRAPHIC)

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
ADVISORS, LLC

COLUMBIA MANAGEMENT ADVISORS, LLC (THE ADVISER) IS THE INVESTMENT ADVISER TO THE FUND. THE ADVISER IS RESPONSIBLE FOR THE OVERALL MANAGEMENT AND SUPERVISION OF THE INVESTMENT MANAGEMENT OF THE FUND.




 YOU'LL FIND MORE ABOUT THE ADVISER STARTING ON PAGE 11.

--------------------------------------------------------------------------------


COLUMBIA GOVERNMENT PLUS RESERVES                                4
------------------------------------------------------------------
OTHER IMPORTANT INFORMATION                                      8
------------------------------------------------------------------
HOW THE FUND IS MANAGED                                         11

About your investment
(DOLLAR SIGN GRAPHIC)

INFORMATION FOR INVESTORS
  Buying, selling and exchanging shares                         13
      How orders are processed                                  14
  Distributions and taxes                                       17
  Legal matters                                                 19
------------------------------------------------------------------
ADDITIONAL HYPOTHETICAL FEES AND EXPENSE INFORMATION            20
------------------------------------------------------------------
TERMS USED IN THIS PROSPECTUS                                   22
------------------------------------------------------------------
WHERE TO FIND MORE INFORMATION                          BACK COVER

COLUMBIA GOVERNMENT PLUS RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THE FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 11.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks current income with liquidity and stability of principal.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund invests primarily (under normal circumstances at least 80% of its net assets plus any borrowings for investment purposes) in U.S. government obligations, including U.S. Treasury obligations and obligations of U.S.
                   government agencies, authorities, instrumentalities or sponsored enterprises, and repurchase agreements backed by these obligations.

The Fund may also invest in the obligations of foreign governments and their political subdivisions and instrumentalities.

U.S. Treasury obligations are backed by the full faith and credit of the U.S. government. Obligations of certain U.S. government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (a) the full faith and credit of the U.S. Treasury (such as obligations of the Government National Mortgage Association), (b) the right of the issuer to borrow from the U.S. Treasury (such as obligations of the Export-Import Bank of the United States), (c) the discretionary authority of the U.S. government to purchase certain obligations of the issuer (such as obligations of the Federal National Mortgage Association), or (d) only the credit of the issuer (such as obligations of the Federal Home Loan Mortgage Corporation).

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------




 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THE FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         SUBJECT TO CERTAIN LIMITED EXCEPTIONS DISCUSSED BELOW, THE FUND IS NO LONGER
                   ACCEPTING NEW INVESTMENTS FROM PROSPECTIVE INVESTORS IN G-TRUST SHARES. SHARES
                   OF THE FUND CURRENTLY MAY ONLY BE PURCHASED BY CURRENT SHAREHOLDERS AND BY
                   INVESTORS WHO PURCHASE SHARES THROUGH EXCHANGES OF G-TRUST SHARES OF OTHER
                   FUNDS.

      Columbia Government Plus Reserves has the following risks:

      - INTEREST RATE RISK -- The yield paid by the Fund will vary with changes in short-term interest rates.

      - CREDIT RISK -- Although U.S. government securities have historically involved little credit risk, if an issuer fails to pay interest or repay principal, the value of your investment could decline.

      - U.S. GOVERNMENT OBLIGATIONS -- Obligations of U.S. government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. government would provide financial support to any of these entities if it is not obligated to do so by law.

      - REPURCHASE AGREEMENTS -- Repurchase agreements, while backed by collateral, carry some risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.

      - FOREIGN INVESTMENTS -- Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, incomplete financial information about the issuers of securities, and political or economic instability. Foreign securities may be more volatile and less liquid than U.S. securities.

      - SHARE PRICE -- There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.

      - SELECTION OF INVESTMENTS -- The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.353.0828 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.345.6611 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

THE RETURNS SHOWN ARE FOR A CLASS NOT OFFERED IN THIS PROSPECTUS THAT HAS SIMILAR ANNUAL RETURNS BECAUSE THE SHARES ARE INVESTED IN THE SAME PORTFOLIO OF SECURITIES. THE ANNUAL RETURNS DIFFER ONLY TO THE EXTENT THAT THE CLASSES DO NOT HAVE THE SAME EXPENSES.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*




      The bar chart shows you how the performance of the Fund's Capital Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               1995     1996     1997     1998     1999     2000     2001     2002     2003     2004
               ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
               5.58%    5.06%    5.11%    5.30%    5.00%    6.27%    3.99%    1.53%    1.03%    1.22%



              *Year-to-date return as of June 30, 2005: 1.26%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 4TH QUARTER 2000:                   1.61%
         WORST: 2ND QUARTER 2004:                  0.23%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                       1 YEAR   5 YEARS   10 YEARS
         CAPITAL CLASS SHARES                          1.22%     2.79%     3.99%




      On November 21, 2005, the Galaxy Institutional Government Money Market Fund (the "Predecessor Fund") was reorganized into the Fund. For periods prior to November 21, 2005, the performance of the Fund's Capital Class Shares represents the performance of the Predecessor Fund's Institutional Class.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to G-Trust Shares can be found in the section ADDITIONAL HYPOTHETICAL
                   FEES AND EXPENSE INFORMATION preceding TERMS USED IN THIS PROSPECTUS.

         SHAREHOLDER FEES                                              G-Trust
         (Fees paid directly from your investment)                     Shares
         Maximum sales charge (load) imposed on purchases                N/A



         Maximum deferred sales charge (load)                            N/A



         ANNUAL FUND OPERATING EXPENSES
         (Expenses that are deducted from the Fund's assets)



         Management fees(1)                                             0.27%



         Other expenses(2)                                              0.05%
                                                                       ------



         Total annual Fund operating expenses                           0.32%



         Fee waivers and/or reimbursements                             (0.12)%
                                                                       -------



         Total net expenses(3)                                          0.20%
                                                                       =======

      (1)The Fund pays an investment advisory fee of 0.20% and an administration fee of 0.07%.

      (2)Other expenses are based on estimated amounts for the current fiscal year.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until November 18, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after November 18, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in G-Trust Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire November 18, 2006 and are not reflected in the 3, 5, and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         G-TRUST SHARES                          $20       $91      $168       $394

Other important information
(LINE GRAPH GRAPHIC)

You'll find specific information about the Fund's investment objective, principal investment strategies and risks in the description starting on page 4. The following are some other risks and information you should consider before you invest:

      - SPECIAL RULES FOR MONEY MARKET FUNDS -- Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Fund, like all money market funds:

        - may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less

        - must maintain an average dollar-weighted maturity of 90 days or less

        - may normally invest no more than 5% of their total assets in securities of the same issuer, other than U.S. government securities; however, they may invest up to 25% of their total assets in first-tier securities of a single issuer for up to three business days

        - may generally only invest in U.S. dollar denominated instruments that are determined to have minimal credit risk and are first-tier securities.

      - CHANGING INVESTMENT OBJECTIVES AND POLICIES -- The investment objective and certain investment policies of the Fund can be changed without shareholder approval. The 80% Policy of the Fund may be changed without shareholder approval by giving the shareholder at least 60 days notice.

      - CHANGING TO A FEEDER FUND -- Unlike traditional mutual funds, which invest in individual securities, a "feeder fund" invests all of its assets in another fund, called a "master portfolio." Other feeder funds generally also invest in a master portfolio. The master portfolio invests in individual securities and has the same investment objective, investment strategies and principal risks as the feeder funds. This structure can help reduce a feeder fund's expenses because its assets are combined with those of other feeder funds. If a master portfolio doesn't attract other feeder funds, however, a feeder fund's expenses could be higher than those of a traditional mutual fund.

        The Fund may become a feeder fund if the Board decides this would be in the best interest of shareholders. We don't require shareholder approval to make the change, but we'll notify you if it happens. If the Fund becomes a feeder fund, it will have the additional risks of investing in a master portfolio.

      - INVESTING DEFENSIVELY -- The Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. The Fund may not achieve its investment objective while it is investing defensively. Any cash the Fund holds for defensive or other reasons may not earn income.

      - BANK OF AMERICA AND ITS AFFILIATES -- Bank of America and its affiliates currently provide services to the Fund, including investment advisory, distribution, administration, shareholder servicing, sub-transfer agency and brokerage services, and are paid for providing these services. Bank of America and its affiliates also may, at times, provide other services and be compensated for them, including transfer agency, interfund lending and securities lending services, or make loans to the Fund. Finally, Bank of America or its affiliates may serve as counterparties in transactions with Columbia Funds where permitted by law or regulation, and may receive compensation in that capacity.

      - PORTFOLIO SECURITIES DISCLOSURE -- A description of Columbia Funds' policies and procedures with respect to the disclosure of portfolio securities is available in the Funds' SAI and on the Columbia Funds' website at www.columbiafunds.com under Fund Portfolio Data. In addition, a complete list of the Fund's portfolio holdings for each calendar month will be available upon request 5 business days following each month-end.

      - HOUSEHOLDING -- In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund's prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at 1.800.345.6611 or if your shares are held through a financial institution please contact them directly. We will begin sending your individual copies with the next scheduled mailing.

      - PORTFOLIO TRANSACTION COSTS -- The Fund may incur significant transaction costs that are in addition to the total annual Fund operating expenses disclosed in the fee tables. These transaction costs are made up of all the costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of a Fund's transactions costs are not.

      - MUNICIPAL SECURITIES -- State and local governments issue municipal securities to raise money to finance public works, to repay outstanding obligations, to raise funds for general operating expenses and to make loans to other public institutions. Some municipal securities, known as private activity bonds, are issued to finance projects for private companies. Municipal securities, which can be issued as bonds, notes or commercial paper, usually have fixed interest rates, although some have interest rates that change from time to time. There are several types of municipal securities. General obligation securities are secured by the issuer's full faith, credit and taxing power. Revenue securities are usually payable only from revenues derived from specific facilities or revenue sources. Private activity bonds are usually revenue securities since they are typically payable by the private user of the facilities financed by the bonds.

      - REPURCHASE AGREEMENTS -- Repurchase agreements are transactions in which a Fund buys securities from a seller (usually a bank or broker-dealer) who agrees to buy them back from the Fund on a certain date and at a certain price. Repurchase agreements, while backed by collateral, carry some risk that the other party may not fulfill its obligations under the agreement.

      - OTHER TYPES OF INVESTMENTS -- This prospectus describes the Fund's main investment strategies and the particular types of securities in which each Fund mainly invests. The Fund may, from time to time, pursue other investment strategies and make other types of investments in support of its overall investment goal. These supplemental investment strategies, which are not considered to be main investment strategies of the Fund -- and the risks involved -- are described in detail in the SAI, which is referred to on the back cover of this prospectus.

How the Fund is managed

(PEOPLE GRAPHIC)

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
ADVISORS, LLC

100 FEDERAL STREET
BOSTON, MA 02110

COLUMBIA MANAGEMENT GROUP, LLC (COLUMBIA MANAGEMENT) IS THE PRIMARY INVESTMENT MANAGEMENT DIVISION OF BANK OF AMERICA CORPORATION. THE ADVISER IS A COLUMBIA MANAGEMENT ENTITY THAT FURNISHES INVESTMENT MANAGEMENT SERVICES AND ADVISES INSTITUTIONAL AND MUTUAL FUND PORTFOLIOS.

--------------------------------------------------------------------------------


INVESTMENT ADVISER

The Adviser is the investment adviser to over 70 mutual fund portfolios in the Columbia Funds Family, including Columbia Government Plus Reserves.

The Adviser is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes, including equity and fixed income securities, and money market instruments.

Currently managing more than $185 billion, the Adviser acts as investment manager for individuals, corporations, private investment companies and financial institutions.

Columbia Funds pays the Adviser an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly.

A discussion regarding the basis for the Board of Trustees approving the investment advisory agreement with the Adviser is available in the Funds' annual report to shareholders for the fiscal year ended October 31.

The Adviser has agreed to waive fees and/or reimburse expenses for the Fund until November 18, 2006. You'll find a discussion of any waiver and/or reimbursement in the Fund description. There is no assurance that the Adviser will continue to waive and/or reimburse any fees and/or expenses after this date.

The following chart shows the maximum advisory fees the Adviser can receive, along with the actual advisory fees the Adviser and/or an affiliate received during the Fund's last fiscal year, after waivers and/or reimbursements:

ANNUAL INVESTMENT ADVISORY FEE, AS A % OF AVERAGE DAILY NET ASSETS


                                                             MAXIMUM    ACTUAL FEE
                                                             ADVISORY    PAID LAST
                                                               FEE      FISCAL YEAR
  COLUMBIA GOVERNMENT PLUS RESERVES                           0.20%         N/A

INVESTMENT SUB-ADVISER

Columbia Funds and the Adviser may engage one or more investment sub-advisers for the Fund to make day-to-day investment decisions for the Fund. The Adviser retains ultimate responsibility (subject to Board oversight) for overseeing the sub-advisers and evaluates the Fund's needs and available sub-advisers' skills and abilities on an ongoing basis. Based on its evaluations, the Adviser may at times recommend to the Board that the Fund:

  - change, add or terminate one or more sub-advisers;

  - continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or

  - materially change a sub-advisory agreement with a sub-adviser.

A discussion regarding the basis for the Board of Trustees approving the investment sub-advisory agreement with each sub-adviser is available in the Funds' annual report to shareholders for the fiscal year ended October 31.

Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders' best interests. The Adviser and the Fund have applied for relief from the SEC to permit the

Fund to act on many of the Adviser's recommendations with approval only by the Board and not by Fund shareholders. The Adviser or the Fund would inform the Fund's shareholders of any actions taken in reliance on this relief. Until the Adviser and the Fund obtain the relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

OTHER SERVICE PROVIDERS

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
DISTRIBUTORS, INC.

ONE FINANCIAL CENTER
BOSTON, MA 02111-2621

--------------------------------------------------------------------------------


The Fund is distributed by Columbia Management Distributors, Inc. (Distributor), a registered broker/dealer.


--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
ADVISORS, LLC

100 FEDERAL STREET
BOSTON, MA 02110

--------------------------------------------------------------------------------


Columbia Management Advisors, LLC is the administrator of the Fund, and is responsible for overseeing the administrative operations of the Fund. The Fund pays Columbia Management Advisors, LLC a fee of 0.07% for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Fund, and is paid monthly.

The Adviser and the Distributor may pay significant amounts from their own assets to selling or servicing agents of the Fund for distribution-related activities or other services they provide. These amounts, which are in addition to any sales charges, distribution (12b-1) and shareholder servicing fees paid by the Fund, may be fixed dollar amounts or a percentage of sales or both, and may be up-front or ongoing payments or both. Agents may agree to provide a variety of marketing related services or access-advantages to the Fund, including, for example, presenting the Fund on "preferred" or "select" lists, in return for the payments. Selling or servicing agents, in turn, may pay some or all of these amounts to their employees who recommend or sell Fund shares or allocate or invest client assets among different investment options.


In addition, the Adviser and the Distributor may pay significant amounts from their own assets for services provided and costs incurred by third parties of a type that would typically be provided or incurred directly by the Columbia Funds' transfer agent. The Columbia Funds also may pay significant amounts to third party intermediaries, including selling and servicing agents, for providing these types of services or incurring these types of costs.

These and other payments, and the difference between payments made with respect to the Funds and those made with respect to other mutual funds available through the agent, may give rise to conflicts of interest between the agent and its clients. You should be aware of these potential conflicts of interest and discuss these matters with your selling or servicing agent.

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
SERVICES, INC.

P.O. BOX 8081
BOSTON, MA 02266-8081

--------------------------------------------------------------------------------


Columbia Management Services, Inc., formerly known as Columbia Funds Services (Transfer Agent), is the transfer agent for the Funds' shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

ABOUT YOUR INVESTMENT
--------------------------------------------------------------------------------

Buying, selling and exchanging shares
(DOLLAR SIGN GRAPHIC)

--------------------------------------------------------------------------------

WHEN YOU SELL SHARES OF A MUTUAL FUND, THE FUND IS EFFECTIVELY "BUYING" THEM BACK FROM YOU. THIS IS CALLED A REDEMPTION.

A BUSINESS DAY IS ANY DAY THAT THE FEDERAL RESERVE BANK OF NEW YORK AND THE NEW YORK STOCK EXCHANGE (NYSE) ARE OPEN. THE FUND RESERVES THE RIGHT TO CLOSE EARLY ON BUSINESS DAYS PRECEDING OR FOLLOWING NATIONAL HOLIDAYS, IF THE PRIMARY GOVERNMENT SECURITIES DEALERS HAVE CLOSED EARLY AND/OR IF THE BOND MARKET ASSOCIATION RECOMMENDS THAT THE SECURITIES MARKETS CLOSE EARLY.

IN ADDITION TO WEEKENDS, EITHER THE FEDERAL RESERVE BANK OF NEW YORK OR THE NYSE IS CLOSED ON THE FOLLOWING NATIONAL HOLIDAYS: NEW YEAR'S DAY, MARTIN LUTHER KING, JR. DAY, PRESIDENTS' DAY, GOOD FRIDAY, MEMORIAL DAY, INDEPENDENCE DAY, LABOR DAY, COLUMBUS DAY, VETERANS DAY, THANKSGIVING DAY AND CHRISTMAS DAY.

--------------------------------------------------------------------------------


This prospectus offers G-Trust Shares of the Fund. Here are some general rules about this class of shares:

SUBJECT TO CERTAIN LIMITED EXCEPTIONS DISCUSSED BELOW, THE FUND IS NO LONGER ACCEPTING NEW INVESTMENTS FROM PROSPECTIVE INVESTORS IN G-TRUST SHARES. SHARES OF THE FUND CURRENTLY MAY ONLY BE PURCHASED BY CURRENT SHAREHOLDERS AND BY INVESTORS WHO PURCHASE SHARES THROUGH EXCHANGES OF G-TRUST SHARES OF OTHER FUNDS.

G-Trust Shares of the Fund are available for purchase by investors maintaining a qualified account at a bank or trust institution, including subsidiaries of Bank of America Corporation. Qualified accounts include discretionary investment management accounts, custodial accounts, agency accounts and different types of tax-advantaged accounts. Your institution can provide more information about which types of accounts are eligible.

You'll find more information about buying, selling and exchanging G-Trust Shares on the pages that follow. You should also ask your financial institution or intermediary about its limits, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs and services.

The Fund also offers other classes of shares, with different features and expense levels, which you may be eligible to buy. If you have questions about buying, selling or exchanging, or you need help placing an order, please call us at 1.800.353.0828 if you're an institutional investor, or 1.800.345.6611 if you're an individual investor. You can also contact your investment professional.

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection, or account closure due to a failure to provide proper identifying information.

HOW SHARES ARE PRICED

All transactions are based on the price of the Fund's shares -- or its net asset value per share. We calculate net asset value per share at 10:00 a.m., 11:00 a.m., 2:30 p.m. and 4:00 p.m. Eastern time each business day for each share class of Columbia Government Plus Reserves (unless the Fund closes early).

First, we calculate the net asset value for each class of the Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.

Although we try to maintain a net asset value per share of $1.00 for the Fund, we can't guarantee that we will be able to do so.

VALUING SECURITIES IN THE FUND

The value of the Fund's assets is based on the total market value of all of the securities it holds. We use the amortized cost method, which approximates market value, to value the assets in the Fund.

HOW ORDERS ARE PROCESSED

Orders to buy, sell or exchange shares are processed on business days. Orders to buy, sell or exchange shares may be delivered to the Transfer Agent by phone, in writing, or through the internet. For more information on account and trading restrictions and special sign-up procedures for internet transactions, please call us at 800-353-0828 for Institutional Investors or 800-345-6611 for individual investors. The Transfer Agent has procedures in place to authenticate electronic instructions. You will be asked to accept the terms of an online agreement(s) and utilize a password for internet services. Orders received in good order by the Fund, Distributor, Transfer Agent or their agents by the following times, Eastern time (unless the Fund closes early) will be processed as follows:

If your order for Columbia Government Plus Reserves is received in good order after your order is received by the Transfer Agent by 4:00 p.m. Eastern time, you will receive the net asset value per share next determined and in the case of purchasers you'll receive that day's dividends). If your order is received in good form by the Transfer Agent after 4:00 p.m. Eastern time, you will receive the next net asset value per share determined on the following business day (and in the case of purchasers you'll begin receiving dividends the following day). Investors are encouraged to place orders to sell as early in the day as possible. Orders received after these times will receive the next business day's net asset value per share. The business day that applies to an order is also called the trade date. We may refuse any order to buy or exchange shares. If this happens, we'll return any money we've received.

TELEPHONE ORDERS

You can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of our account application and send it to us.

Here's how telephone orders work:

  - If you sign up for telephone orders after you open your account, you must have your signature Medallion Guaranteed.

  - Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order.

  - We'll take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. If we and our service providers don't take these steps, we may be liable for any losses from unauthorized or fraudulent instructions.

  - Telephone orders may be difficult to complete during periods of significant economic or market change.

--------------------------------------------------------------------------------

THE NET ASSET VALUE PER SHARE IS THE PRICE OF A SHARE CALCULATED BY THE FUND EVERY BUSINESS DAY.

--------------------------------------------------------------------------------


(PLUS SIGN DOLLAR         BUYING SHARES
  GRAPHIC)

      Here are some general rules for buying shares:

        - You buy G-Trust Shares at net asset value per share.

        - We must receive payment by the close of the Federal Reserve wire transfer system (typically 6 p.m. Eastern time) on the business day the Fund, Distributor, Transfer Agent or their agents receive the order (unless the Fund closes early).

          If we receive payment after this time, we'll refuse the order. We'll return any payment received for orders that we refuse. We can change this time under certain circumstances, for example, when there's more wiring activity than normal.

--------------------------------------------------------------------------------

"GOOD FORM" MEANS THAT THE MONEY USED TO PURCHASE YOUR SHARES IS FULLY COLLECTED. WHEN SELLING SHARES BY LETTER OF INSTRUCTION, "GOOD FORM" ALSO MEANS
(I) YOUR LETTER HAS COMPLETE INSTRUCTIONS, THE PROPER SIGNATURES AND MEDALLION SIGNATURE GUARANTEES IF NECESSARY AND (II) ANY OTHER REQUIRED DOCUMENTS ARE ATTACHED. SIGNATURES MUST BE GUARANTEED BY EITHER A BANK, A MEMBER FIRM OF A NATIONAL STOCK EXCHANGE OR ANOTHER ELIGIBLE GUARANTOR THAT PARTICIPATES IN THE MEDALLION SIGNATURE GUARANTEE PROGRAM FOR REDEMPTIONS OVER $100,000, ALTERNATE PAYEE OR MAILING INSTRUCTIONS. FOR ADDITIONAL DOCUMENTS REQUIRED FOR SALES BY CORPORATIONS, AGENTS FIDUCIARIES, SURVIVING JOINT OWNERS AND OTHER LEGAL ENTITIES PLEASE CALL 1.800.353.0828 (INSTITUTIONAL INVESTORS) OR 1.800.345.6611 (INDIVIDUAL INVESTORS). NO INTEREST WILL BE PAID ON UNCASHED REDEMPTION CHECKS.

 FOR MORE INFORMATION ABOUT TELEPHONE ORDERS, SEE HOW ORDERS ARE PROCESSED.

--------------------------------------------------------------------------------

        - There is no minimum amount for initial or additional investments.

        - Financial institutions and intermediaries are responsible for sending orders to us and for ensuring that we receive your money on time.

        - Shares purchased are recorded on the books of the Fund. We don't issue certificates.


(MINUS SIGN DOLLAR        SELLING SHARES
  GRAPHIC)

      Here are some general rules for selling shares:

        - We normally send the sale proceeds by Fedwire as soon as practicable following the net asset value determination time applicable to your order. For more information please refer to How orders are processed or contact the Transfer Agent.

        - You can sell up to $100,000 of shares by telephone to the address of record or via ACH to your bank in a 30-day period if you qualify for telephone orders. Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request.

        - If you paid for your shares with a check that wasn't certified, we'll hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.

        - Financial institutions and intermediaries are responsible for sending orders to us and for depositing the sale proceeds to your account on time.

        - If you hold any shares in certificate form, you must sign the certificates (or send a signed stock power with them) and send them to the Transfer Agent. Your signature must be Medallion Guaranteed unless you've made other arrangements with us. We may ask for any other information we need to prove that the order is properly authorized.

        - Under certain circumstances allowed under the 1940 Act, we can pay you in securities or other property when you sell your shares.

        - We can delay payment of the sale proceeds of the Fund for one day, or longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Banks or under the extraordinary circumstances described in Section 22(e) of the 1940 Act. Generally, those extraordinary circumstances are when: (i) the NYSE is closed or trading is restricted, (ii) an emergency exists which makes the disposal of securities owned by the Fund or the fair determination of the value of the Fund's net assets not reasonably practicable, or
          (iii) the SEC by order permits the suspension of the right of redemption for the protection of investors.

        - Other restrictions may apply to retirement plan accounts. For more information about these restrictions, please contact your retirement plan administrator.

      We may sell your shares:

        - if the value of your account falls below $1,000 (other than as a result of depreciation in share value), or your account may be subject to an annual fee of $10. The Transfer Agent will send you written notification of such action and provide details on how you can add money to your account to avoid this penalty

--------------------------------------------------------------------------------

YOU SHOULD MAKE SURE YOU UNDERSTAND THE INVESTMENT OBJECTIVE AND POLICIES OF THE FUND YOU'RE EXCHANGING INTO. PLEASE READ ITS PROSPECTUS CAREFULLY.
--------------------------------------------------------------------------------


        - if a financial institution or intermediary tells us to sell your shares under arrangements made with you

        - under certain other circumstances allowed under the 1940 Act

       EXCHANGING SHARES

       (ARROWS GRAPHIC)

      You can generally sell shares of the Fund to buy shares of another Fund distributed by the Distributor. This is called an exchange. You might want to do this if your investment goals or tolerance for risk change.

      Here's how exchanges work:

        - You can generally exchange G-Trust Shares of the Fund for G-Trust Shares of any other Fund distributed by the Distributor. Some exceptions apply.

        - The rules for buying shares of a Fund, including any minimum investment requirements, apply to exchanges into that Fund.

        - You may only make exchanges into a Fund that is legally sold in your state of residence.

        - You generally may only make an exchange into a Fund that is accepting investments.

        - A sales charge may apply when exchanging from a Money Market Fund to a Fund with a front-end sales charge.

        - We may limit the number of exchanges you can make within a specified period of time.

        - We may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

        - You cannot exchange any shares you own in certificate form until the Transfer Agent has received the certificate and deposited the shares to your account.

Distributions and taxes
(TAX DOLLAR GRAPHIC)

--------------------------------------------------------------------------------

THE POWER OF COMPOUNDING

REINVESTING YOUR DISTRIBUTIONS BUYS YOU MORE SHARES OF A FUND -- WHICH LETS YOU TAKE ADVANTAGE OF THE POTENTIAL FOR COMPOUND GROWTH.

PUTTING THE MONEY YOU EARN BACK INTO YOUR INVESTMENT MEANS IT, IN TURN, MAY EARN EVEN MORE MONEY. OVER TIME, THE POWER OF COMPOUNDING HAS THE POTENTIAL TO SIGNIFICANTLY INCREASE THE VALUE OF YOUR INVESTMENT. THERE IS NO ASSURANCE, HOWEVER, THAT YOU'LL EARN MORE MONEY IF YOU REINVEST YOUR DISTRIBUTIONS.

--------------------------------------------------------------------------------


ABOUT DISTRIBUTIONS

A mutual fund can make money two ways:

  - It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.

  - A fund can also have capital gain if the value of its investments increases. If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.

A mutual fund is not subject to federal income tax as long as it distributes all of its net investment income and net realized capital gain to its shareholders. The Fund intends to pay out a sufficient amount of its income and capital gain to its shareholders so the Fund won't have to pay any federal income tax. When the Fund makes this kind of a payment, it is split among all shares and is called a distribution.

Although the Fund does not expect to realize any capital gain, any capital gain realized by the Fund will be distributed at least once a year. The Fund declares distributions of net investment income each business day, and pays them on the first business day of each month. Normally, the Fund will declare and pay distributions of net investment income as indicated above. The Fund may, however, declare and pay distributions of net investment income more frequently.

Any distribution you receive is paid based on the number of shares you hold on the record date, which is usually the day the distribution is declared (daily distribution Funds) or the day before the distribution is declared (all other Funds). Shares are eligible to receive net investment income distributions from the settlement date (daily distribution Funds), trade date (all other Funds) or realized capital gain from the trade date of the purchase up to and including the day before the shares are sold.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses.

We'll automatically reinvest distributions in additional shares of the Fund unless you tell us you want to receive your distributions in cash. You can do this by writing to us at the address on the back cover, or by calling us at
1.800.353.0828 if you're an institutional investor, or 1.800.345.6611 if you're an individual investor. Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

--------------------------------------------------------------------------------

THIS INFORMATION IS A SUMMARY OF HOW FEDERAL INCOME TAXES MAY AFFECT YOUR INVESTMENT IN THE FUNDS. IT DOES NOT APPLY TO FOREIGN OR TAX-EXEMPT INVESTORS OR THOSE HOLDING FUND SHARES THROUGH A TAX-ADVANTAGED ACCOUNT, SUCH AS A 401(K) PLAN OR IRA. THIS INFORMATION IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING. YOU SHOULD CONSULT WITH YOUR OWN TAX ADVISER ABOUT YOUR SITUATION, INCLUDING ANY FOREIGN, STATE AND LOCAL TAXES THAT MAY APPLY.




 FOR MORE INFORMATION ABOUT TAXES, PLEASE SEE THE SAI.

--------------------------------------------------------------------------------


HOW TAXES AFFECT YOUR INVESTMENT

Distributions of the Fund's ordinary income and any net short-term capital gain, if any, generally are taxable to you as ordinary income. Although the Fund does not expect to realize any capital gain, any distributions of realized net long-term capital gain, if any, generally are taxable to you as long-term capital gain.

In general, corporate shareholders will not be able to deduct any distributions when determining their taxable income. Fund distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund. Following the end of each year, we'll send you a notice that tells you how much you've received in distributions during the year and their federal tax status. State and local taxes may also apply to distributions.

U.S. GOVERNMENT OBLIGATIONS

If you invest in U.S. government obligations directly, interest on those obligations is free from state and local individual income taxes. Distributions you receive that come from interest the Fund earns from U.S. government obligations may not be exempt from these taxes. Please consult with your tax adviser.

WITHHOLDING TAX

We're required by federal law to withhold tax on any distributions and redemption proceeds paid to you (including amounts paid in securities and exchanges) if:

  - you haven't given us a correct Taxpayer Identification Number (TIN), usually your social security or employer identification number, and haven't certified that the TIN is correct and withholding doesn't apply

  - the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records

  - the IRS informs us that you are otherwise subject to backup withholding

The IRS may also impose penalties against you if you don't give us a correct
TIN.

Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.

TAXATION OF REDEMPTIONS AND EXCHANGES

As long as the Fund continually maintains a $1.00 net asset value per share, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your shares of the Fund.

Legal matters

On February 9, 2005, Banc of America Capital Management, LLC ("BACAP" (now, the Advisor)) and BACAP Distributors, LLC (which has subsequently merged into the Distributor) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the SEC (the "SEC Order"). A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website. Under the terms of the NYAG Settlement and SEC Order, BACAP and BACAP Distributors, LLC have agreed, among other things, to pay disgorgement and civil money penalties, to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices, to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures and to reduce management fees for five years. BACAP and BACAP Distributors, LLC are currently in the process of implementing the various terms of the NYAG Settlement and SEC Order.

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Columbia Funds Series Trust (formerly known as Nations Funds Trust), its Board of Trustees, Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors, LLC (collectively "BAC"). On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust (now known as Columbia Funds Series Trust), the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under the federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action. The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

Separately, a putative class action (Reinke v. Bank of America N.A., et al.) was filed against Nations Funds Trust and others on December 6, 2004 in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. Nations Funds Trust has filed a "motion to dismiss" that is pending. Discovery has recently been initiated. At the present time, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

Additional hypothetical fees and expense information

The supplemental hypothetical investment information that follows provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund's returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in the class of the Fund assuming a 5% return each year, the hypothetical year-end balance before fees and expenses and the cumulative return after fees and expenses. The charts also assume that the annual expense ratios stay the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expenses table, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. Your actual costs may be higher or lower.

COLUMBIA GOVERNMENT PLUS RESERVES -- G-TRUST SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT     ASSUMED RATE OF RETURN
              0.20%                            $10,000.00                             5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-  CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE    AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES       FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00             4.80%            $10,480.00      $ 20.48
       2           10.25%            $11,025.00             9.83%            $10,983.04      $ 21.46
       3           15.76%            $11,576.25            15.10%            $11,510.23      $ 22.49
       4           21.55%            $12,155.06            20.63%            $12,062.72      $ 23.57
       5           27.63%            $12,762.82            26.42%            $12,641.73      $ 24.70
       6           34.01%            $13,400.96            32.49%            $13,248.53      $ 25.89
       7           40.71%            $14,071.00            38.84%            $13,884.46      $ 27.13
       8           47.75%            $14,774.55            45.51%            $14,550.91      $ 28.44
       9           55.13%            $15,513.28            52.49%            $15,249.36      $ 29.80
      10           62.89%            $16,288.95            59.81%            $15,981.33      $ 31.23
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                        $ 5,981.33
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                          $255.20

--------------------------------------------------------------------------------

THIS GLOSSARY INCLUDES EXPLANATIONS OF THE IMPORTANT TERMS THAT MAY BE USED IN THIS PROSPECTUS. SOME OF THE TERMS EXPLAINED MAY APPLY TO COLUMBIA FUNDS NOT INCLUDED IN THIS PROSPECTUS.

--------------------------------------------------------------------------------

Terms used in this prospectus
(BOOK GRAPHIC)

80% POLICY -- Rule 35d-1 under the 1940 Act (the "Names Rule"), requires certain Funds to adopt an investment policy requiring that, under normal circumstances, at least 80% of its assets will be invested in the type of investment suggested by its name. In most cases, the Names Rule gives affected Funds the option to either (i) declare the 80% Policy a fundamental policy, which means it can only be changed by shareholder approval, or (ii) commit to provide notice to shareholders before changing the 80% Policy. In some cases, the Names Rule requires affected Funds to declare their 80% Policy a fundamental policy. The SAI identifies each Fund that has adopted an 80% Policy as a fundamental policy as well as each Fund that has committed to provide notice to shareholders before changing its 80% Policy.

AMORTIZED COST METHOD -- under Rule 2a-7 of the 1940 Act, the method of calculating an investment company's net asset value whereby portfolio securities are valued at the Fund's acquisition cost as adjusted for amortization of premium or accretion of discount rather than at their value based on current market factors.

AVERAGE DOLLAR-WEIGHTED MATURITY -- the average length of time until the debt securities held by a Fund reach maturity. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.

BANK OBLIGATION -- a money market instrument issued by a bank, including certificates of deposit, time deposits and bankers' acceptances.

CAPITAL GAIN OR LOSS -- the difference between the purchase price of a security and its selling price. You realize a capital gain when you sell a security for more than you paid for it. You realize a capital loss when you sell a security for less than you paid for it.

COMMERCIAL PAPER -- a short-term debt security issued by banks, corporations, municipalities and other borrowers.

COMMON STOCK -- a security that represents part equity ownership in a company. Common stock typically allows you to vote at shareholder meetings and to share in the company's profits by receiving dividends.

DEBT SECURITY -- when you invest in a debt security, you are typically lending your money to a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as U.S. Treasury obligations and commercial paper. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

EQUITY SECURITY -- an investment that gives you an equity ownership right in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.

FIRST-TIER SECURITY -- under Rule 2a-7 of the 1940 Act, a debt security that is an eligible investment for money market funds and has received a rating in the highest short-term rating category from a nationally recognized statistical rating organization (NRSRO) or if unrated, is determined by the fund's portfolio management team to be of comparable quality, or is a money market fund issued by a registered investment company, or is a government security.

FIXED INCOME SECURITY -- an intermediate to long-term debt security that matures in more than one year.

GUARANTEED INVESTMENT CONTRACT -- an investment instrument issued by a rated insurance company in return for a payment by an investor.

HIGH QUALITY -- includes municipal securities that are rated in the top two highest short-term debt categories according to an NRSRO such as Standard & Poor's Corporation or Moody's Investors Service, Inc. The portfolio management team may consider an unrated municipal security if it is determined to be of comparable quality, based upon guidelines approved by the Fund's Board. Please see the SAI for more information about credit ratings.

INSTRUMENTALITY -- an instrumentality of the U.S. government is a government agency organized under federal charter with government supervision.

LIQUIDITY -- a measurement of how easily a security can be bought or sold at a price that is close to its market value.

MONEY MARKET INSTRUMENT -- a short-term debt security that is considered to mature in 13 months or less. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and certain municipal securities. For Columbia Treasury Reserves and Columbia Government Reserves, money market instruments do not include either commercial paper or municipal securities.

MUNICIPAL SECURITY (OBLIGATION) -- a debt security issued by state or local governments or governmental authorities to pay for public projects and services. "General obligations" are typically backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income from these securities is exempt from federal income taxes and is generally exempt from state taxes if you live in the state that issued the security. If you live in the municipality that issued the security, interest income may also be exempt from local taxes.

NON-DIVERSIFIED -- a fund that holds securities of fewer issuers or kinds of issuers than other kinds of funds. Non-diversified funds tend to have greater price swings than more diversified funds because events affecting one or more of its securities may have a disproportionately large effect on the fund.

PARTICIPATION -- a pass-through certificate representing a share in a pool of debt obligations or other instruments.

PASS-THROUGH CERTIFICATE -- securitized mortgages or other debt securities with interest and principal paid by a servicing intermediary shortly after interest payments are received from borrowers.

PRIVATE ACTIVITY BOND -- a municipal security that is used to finance private projects or other projects that aren't qualified for tax purposes. Interest on private activity bonds is generally taxable, unless it is specifically exempted, or may be treated as a tax preference item for federal alternative minimum tax purposes.

REPURCHASE AGREEMENT -- a short-term (often overnight) investment arrangement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return.

REVERSE REPURCHASE AGREEMENT -- a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price.

SECOND-TIER SECURITY -- under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds, but is not a first-tier security.

SETTLEMENT DATE -- the date on which an order is settled either by payment or delivery of securities.

SPECIAL PURPOSE ISSUER -- an entity organized solely to issue asset-backed securities on a pool of assets it owns.

TRADE DATE -- the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

U.S. GOVERNMENT OBLIGATIONS -- a wide range of debt securities that include U.S. Treasury obligations, securities issued or guaranteed by various agencies of the U.S. government, or by various instrumentalities which have been established or sponsored by the U.S. government. Securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. government.

U.S. TREASURY OBLIGATION -- a debt security issued or guaranteed by the U.S. Treasury. U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. government.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

[GRAPHIC]
COLUMBIA MANAGEMENT.

WHERE TO FIND MORE INFORMATION

You'll find more information about the Fund in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS

The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the independent registered public accounting firm's reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the period covered.

STATEMENT OF ADDITIONAL INFORMATION

The SAI contains additional information about the Fund and its policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.

You can obtain a free copy of these documents, request other information about the Fund and make shareholder inquiries by contacting Columbia Funds:

By telephone:
1.800.353.0828 (Institutional Investors)
1.800.345.6611 (Individual Investors)

By mail:
COLUMBIA FUNDS
C/O COLUMBIA MANAGEMENT SERVICES, INC.
ONE FINANCIAL CENTER
BOSTON,MA 02111-2621

On the Internet:
WWW.COLUMBIAFUNDS.COM

Information about the Funds can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

[GRAPHIC]
SEC file number: 811-09645
Columbia Funds Series Trust

PRO-36/90458-0905

[GRAPHIC]
COLUMBIA MANAGEMENT.

---------------------------
MONEY MARKET FUNDS

Prospectus -- G-Trust Shares

December 30, 2005
---------------------------

Columbia Money Market Reserves
(formerly, Nations Money Market Reserves)

Columbia Government Reserves
(formerly, Nations Government Reserves)

Columbia Tax-Exempt Reserves
(formerly, Nations Tax-Exempt Reserves)

Columbia New York Tax-Exempt Reserves
(formerly, Nations New York Tax-Exempt Reserves)

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL AND COMPLETE.

ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[GRAPHIC]
------------------------------------
NOT FDIC-INSURED | MAY LOSE VALUE
                 | NO BANK GUARANTEE
------------------------------------

AN OVERVIEW OF THE FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TERMS USED IN THIS PROSPECTUS

IN THIS PROSPECTUS, WE, US AND OUR REFER TO THE COLUMBIA FUNDS FAMILY (COLUMBIA FUNDS OR COLUMBIA FUNDS FAMILY). SOME OTHER IMPORTANT TERMS WE'VE USED MAY BE NEW TO YOU. THESE ARE PRINTED IN ITALICS WHERE THEY FIRST APPEAR IN A SECTION AND ARE DESCRIBED IN TERMS USED IN THIS PROSPECTUS.




 YOU'LL FIND TERMS USED IN THIS PROSPECTUS ON PAGE 41.

YOUR INVESTMENT IN THESE FUNDS IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, N.A. (BANK OF AMERICA), THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. YOUR INVESTMENT MAY LOSE MONEY.

AFFILIATES OF BANK OF AMERICA ARE PAID FOR THE SERVICES THEY PROVIDE TO THE
FUNDS.

--------------------------------------------------------------------------------

This booklet, which is called a prospectus, tells you about some Columbia Money Market Funds. Please read it carefully, because it contains information that's designed to help you make informed investment decisions. SUBJECT TO CERTAIN LIMITED EXCEPTIONS, COLUMBIA MONEY MARKET RESERVES, COLUMBIA GOVERNMENT RESERVES, COLUMBIA TAX-EXEMPT RESERVES AND COLUMBIA NEW YORK TAX-EXEMPT RESERVES ARE NO LONGER ACCEPTING NEW INVESTMENTS FROM PROSPECTIVE INVESTORS IN G-TRUST SHARES. PLEASE SEE EACH FUND'S DESCRIPTION FOR MORE INFORMATION.

This prospectus offers G-Trust Shares of the Funds. Please turn to BUYING, SELLING AND EXCHANGING SHARES for more information about who is eligible to buy this class of shares.

ABOUT THE FUNDS

The Money Market Funds seek to provide income while protecting the principal of your original investment by investing in money market instruments.

Money market instruments include short-term debt securities that are U.S. government issued or guaranteed or have relatively low risk. Your original investment and your return aren't guaranteed, however, and returns will vary as short-term interest rates change. Over time, the return on money market funds may be lower than the return on other kinds of mutual funds or investments.

ARE THESE FUNDS RIGHT FOR YOU?

Not every Fund is right for every investor. When you're choosing a Fund to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.

The Money Market Funds may be suitable for you if:

  - you're looking for a relatively low risk investment with stability of principal

  - you have short-term income needs

They may not be suitable for you if:

  - you're looking for higher returns and are prepared to assume a higher level of investment risk

  - you're more comfortable with bank deposits that are FDIC-insured

You'll find a discussion of each Fund's investment objective, principal investment strategies and principal risks in the Fund descriptions that start on page 4.

FOR MORE INFORMATION

If you have any questions about the Funds, please call us at 1.800.353.0828 if you're an institutional investor, or 1.800.345.6611 if you're an individual investor. You can also contact your investment professional.

You'll find more information about the Funds in the Statement of Additional Information (SAI). The SAI includes more detailed information about each Fund's investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.

WHAT'S INSIDE
--------------------------------------------------------------------------------

About the Funds
(FILE FOLDER GRAPHIC)

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT ADVISORS, LLC

COLUMBIA MANAGEMENT ADVISORS, LLC (THE ADVISER) IS THE INVESTMENT ADVISER TO EACH OF THE FUNDS. THE ADVISER IS RESPONSIBLE FOR THE OVERALL MANAGEMENT AND SUPERVISION OF THE INVESTMENT MANAGEMENT OF EACH FUND.




 YOU'LL FIND MORE ABOUT THE ADVISER STARTING ON PAGE 39.

--------------------------------------------------------------------------------


COLUMBIA MONEY MARKET RESERVES                                   4
  (FORMERLY, NATIONS MONEY MARKET RESERVES)
------------------------------------------------------------------
COLUMBIA GOVERNMENT RESERVES                                     8
  (FORMERLY, NATIONS GOVERNMENT RESERVES)
------------------------------------------------------------------
COLUMBIA TAX-EXEMPT RESERVES                                    13
  (FORMERLY, NATIONS TAX-EXEMPT RESERVES)
------------------------------------------------------------------
COLUMBIA NEW YORK TAX-EXEMPT RESERVES                           18
  (FORMERLY, NATIONS NEW YORK TAX-EXEMPT RESERVES)
------------------------------------------------------------------
OTHER IMPORTANT INFORMATION                                     24
------------------------------------------------------------------
HOW THE FUNDS ARE MANAGED                                       27

About your investment
(DOLLAR SIGN GRAPHIC)

INFORMATION FOR INVESTORS
  Buying, selling and exchanging shares                         29
      How orders are processed                                  30
  Distributions and taxes                                       34
  Legal matters                                                 37
------------------------------------------------------------------
ADDITIONAL HYPOTHETICAL FEES AND EXPENSE INFORMATION            38
------------------------------------------------------------------
TERMS USED IN THIS PROSPECTUS                                   41
------------------------------------------------------------------
WHERE TO FIND MORE INFORMATION                          BACK COVER

COLUMBIA MONEY MARKET RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 27.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

THE FUND IS LISTED ON THE NATIONAL ASSOCIATION OF INSURANCE COMMISSIONERS' APPROVED LIST OF MONEY MARKET MUTUAL FUNDS.

FIRST-TIER SECURITIES

A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN A RATING IN THE HIGHEST CREDIT RATING CATEGORY BY AN NRSRO OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. These securities include primarily:

  - commercial paper

  - bank obligations

  - short-term debt securities, including instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or instruments backed by, the securities and other assets owned by these issuers

  - short-term taxable municipal securities

  - repurchase agreements secured by first-tier securities, U.S. government obligations or U.S. Treasury obligations

The Fund may also invest in other money market funds, consistent with its investment objective and strategies. When the portfolio management team believes market conditions warrant, the Fund may invest more than 25% of its assets in U.S. dollar denominated bank obligations, including obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------




 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         SUBJECT TO CERTAIN LIMITED EXCEPTIONS DISCUSSED BELOW, THE FUND IS NO LONGER
                   ACCEPTING NEW INVESTMENTS FROM PROSPECTIVE INVESTORS IN G-TRUST SHARES. SHARES
                   OF THE FUND CURRENTLY MAY ONLY BE PURCHASED BY CURRENT SHAREHOLDERS AND BY
                   INVESTORS WHO PURCHASE SHARES THROUGH EXCHANGES OF G-TRUST SHARES OF OTHER
                   FUNDS.

      Columbia Money Market Reserves has the following risks:

      - INVESTMENT STRATEGY RISK -- Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.353.0828 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.345.6611 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

THE RETURNS SHOWN ARE FOR A CLASS NOT OFFERED IN THIS PROSPECTUS THAT HAS SIMILAR ANNUAL RETURNS BECAUSE THE SHARES ARE INVESTED IN THE SAME PORTFOLIO OF SECURITIES. THE ANNUAL RETURNS DIFFER ONLY TO THE EXTENT THAT THE CLASSES DO NOT HAVE THE SAME EXPENSES.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Capital Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

      [BAR CHART]

               1995     1996     1997     1998     1999     2000     2001     2002     2003     2004
               ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
               5.78%    5.28%    5.62%    5.55%    5.21%    6.46%    4.15%    1.73%    1.05%    1.24%



              *Year-to-date return as of June 30, 2005: 1.27%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 4TH QUARTER 2000:                     1.65%
         WORST: 2ND QUARTER 2004:                    0.23%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                           1 YEAR   5 YEARS   10 YEARS   LIFE OF FUND*
         CAPITAL CLASS SHARES              1.24%    2.91%      4.19%     4.82%

      *THE INCEPTION DATE OF CAPITAL CLASS SHARES IS DECEMBER 7, 1998.


--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to G-Trust Shares can be found in the section ADDITIONAL HYPOTHETICAL
                   FEES AND EXPENSE INFORMATION preceding TERMS USED IN THIS PROSPECTUS.

         SHAREHOLDER FEES                                              G-Trust
         (Fees paid directly from your investment)                     Shares
         Maximum sales charge (load) imposed on purchases                N/A



         Maximum deferred sales charge (load)                            N/A



         ANNUAL FUND OPERATING EXPENSES
         (Expenses that are deducted from the Fund's assets)



         Management fees(1)                                             0.25%



         Other expenses(2)                                              0.02%
                                                                        -----



         Total annual Fund operating expenses                           0.27%



         Fee waivers and/or reimbursements                            (0.07)%
                                                                      -------



         Total net expenses(3)                                          0.20%
                                                                        =====

      (1)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (2)Other expenses are based on estimated amounts for the current fiscal year.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in G-Trust Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         G-TRUST SHARES                          $20       $80      $145       $336

COLUMBIA GOVERNMENT RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 27.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

THE FUND IS LISTED ON THE NATIONAL ASSOCIATION OF INSURANCE COMMISSIONERS' APPROVED LIST OF MONEY MARKET MUTUAL FUNDS.

FIRST-TIER SECURITIES

A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN A RATING IN THE HIGHEST CREDIT RATING CATEGORY BY AN NRSRO OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less. Under normal circumstances, the Fund will invest at least 80% of its assets in U.S.
                   government obligations.

THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. These securities include primarily U.S. government obligations and U.S. Treasury obligations, the interest on which is generally free from state income tax.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------




 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         SUBJECT TO CERTAIN LIMITED EXCEPTIONS DISCUSSED BELOW, THE FUND IS NO LONGER
                   ACCEPTING NEW INVESTMENTS FROM PROSPECTIVE INVESTORS IN G-TRUST SHARES. SHARES
                   OF THE FUND CURRENTLY MAY ONLY BE PURCHASED BY CURRENT SHAREHOLDERS AND BY
                   INVESTORS WHO PURCHASE SHARES THROUGH EXCHANGES OF G-TRUST SHARES OF OTHER
                   FUNDS.

      Columbia Government Reserves has the following risks:

      - INVESTMENT STRATEGY RISK -- Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      - TAX CONSIDERATIONS -- The distributions paid by the Fund generally come from interest on U.S. government and U.S. Treasury obligations, which may be free from state income tax, but will be subject to federal income tax and may be subject to other state and local taxes. Any portion of a distribution that comes from income paid on other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes. You should consult with your own tax adviser to determine the tax consequences to you of investing in the Fund.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.353.0828 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.345.6611 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

THE RETURNS SHOWN ARE FOR A CLASS NOT OFFERED IN THIS PROSPECTUS THAT HAS SIMILAR ANNUAL RETURNS BECAUSE THE SHARES ARE INVESTED IN THE SAME PORTFOLIO OF SECURITIES. THE ANNUAL RETURNS DIFFER ONLY TO THE EXTENT THAT THE CLASSES DO NOT HAVE THE SAME EXPENSES.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Liquidity Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               1995     1996     1997     1998     1999     2000     2001     2002     2003     2004
               ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
               5.66%    5.19%    5.34%    5.27%    4.87%    6.17%    3.90%    1.51%    0.88%    1.05%



              *Year-to-date return as of June 30, 2005: 1.16%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 3RD QUARTER 2000:                     1.59%
         WORST: 1ST QUARTER 2004:                    0.18%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                           1 YEAR   5 YEARS   10 YEARS   LIFE OF FUND*
         LIQUIDITY CLASS SHARES            1.05%     2.69%     3.97%         3.92%
         * THE INCEPTION DATE OF LIQUIDITY CLASS SHARES IS JANUARY 14, 1991.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to G-Trust Shares can be found in the section ADDITIONAL HYPOTHETICAL
                   FEES AND EXPENSE INFORMATION preceding TERMS USED IN THIS PROSPECTUS.

         SHAREHOLDER FEES                                              G-Trust
         (Fees paid directly from your investment)                     Shares
         Maximum sales charge (load) imposed on purchases                N/A



         Maximum deferred sales charge (load)                            N/A



         ANNUAL FUND OPERATING EXPENSES
         (Expenses that are deducted from the Fund's assets)



         Management fees(1)                                             0.25%



         Other expenses(2)                                              0.03%
                                                                        -----



         Total annual Fund operating expenses                           0.28%



         Fee waivers and/or reimbursements                            (0.08)%
                                                                      -------



         Total net expenses(3)                                          0.20%
                                                                        =====

      (1)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (2)Other expenses are based on estimated amounts for the current fiscal year.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The Investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in G-Trust Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         G-TRUST SHARES                          $20       $82      $149       $348

COLUMBIA TAX-EXEMPT RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 27.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

FIRST-TIER SECURITIES

A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN A RATING IN THE HIGHEST CREDIT RATING CATEGORY BY AN NRSRO OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from federal income taxes.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. The Fund normally invests all of its assets in municipal securities which pay interest that is free from federal income and alternative minimum taxes. The Fund invests in municipal securities that, at the time of investment, are considered by the portfolio management team to have minimal credit risk and to be of high quality.

The Fund may also invest in instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issuance of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------




 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         SUBJECT TO CERTAIN LIMITED EXCEPTIONS DISCUSSED BELOW, THE FUND IS NO LONGER
                   ACCEPTING NEW INVESTMENTS FROM PROSPECTIVE INVESTORS IN G-TRUST SHARES. SHARES
                   OF THE FUND CURRENTLY MAY ONLY BE PURCHASED BY CURRENT SHAREHOLDERS AND BY
                   INVESTORS WHO PURCHASE SHARES THROUGH EXCHANGES OF G-TRUST SHARES OF OTHER
                   FUNDS.

      Columbia Tax-Exempt Reserves has the following risks:

      - INVESTMENT STRATEGY RISK -- Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      - HOLDING CASH -- The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the portfolio management team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.

      - TAX CONSIDERATIONS -- The distributions paid by the Fund generally come from interest on municipal obligations, which, in turn, generally are free from federal income and alternative minimum taxes, but may be subject to state, local and other taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains generally is subject to federal, state and local taxes. Shares of Columbia Tax-Exempt Reserves would not be suitable investments for tax-advantaged accounts or tax-exempt investors. We generally rely on opinions of the issuer's bond counsel that interest on a bond will be exempt from applicable taxes. Tax authorities are paying increased attention to whether such interest is exempt, and we can't assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.353.0828 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.345.6611 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

THE RETURNS SHOWN ARE FOR A CLASS NOT OFFERED IN THIS PROSPECTUS THAT HAS SIMILAR ANNUAL RETURNS BECAUSE THE SHARES ARE INVESTED IN THE SAME PORTFOLIO OF SECURITIES. THE ANNUAL RETURNS DIFFER ONLY TO THE EXTENT THAT THE CLASSES DO NOT HAVE THE SAME EXPENSES.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Trust Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               1995     1996     1997     1998     1999     2000     2001     2002     2003     2004
               ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
               3.71%    3.31%    3.49%    3.29%    3.09%    3.94%    2.57%    1.20%    0.81%    0.94%



              *Year-to-date return as of June 30, 2005: 0.92%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 4TH QUARTER 2000:                     1.03%
         WORST: 1ST QUARTER 2004:                    0.17%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                                             LIFE OF
                                               1 YEAR   5 YEARS   10 YEARS    FUND*
         TRUST CLASS SHARES                    0.94%     1.89%     2.63%      3.20%
         *THE INCEPTION DATE OF TRUST CLASS SHARES IS MARCH 14, 1988.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to G-Trust Shares can be found in the section ADDITIONAL HYPOTHETICAL
                   FEES AND EXPENSE INFORMATION preceding TERMS USED IN THIS PROSPECTUS.

         SHAREHOLDER FEES                                              G-Trust
         (Fees paid directly from your investment)                     Shares
         Maximum sales charge (load) imposed on purchases                N/A



         Maximum deferred sales charge (load)                            N/A



         ANNUAL FUND OPERATING EXPENSES
         (Expenses that are deducted from the Fund's assets)



         Management fees(1)                                             0.25%



         Other expenses(2)                                              0.03%
                                                                        -----



         Total annual Fund operating expenses                           0.28%



         Fee waivers and/or reimbursements                            (0.08)%
                                                                      -------



         Total net expenses(3)                                          0.20%
                                                                        =====

      (1)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (2)Other expenses are based on estimated amounts for the current fiscal year.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in G-Trust Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         G-TRUST SHARES                          $20       $82      $149       $348

COLUMBIA NEW YORK TAX-EXEMPT RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 27.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from New York state individual income tax and federal income taxes.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

Under normal circumstances, the Fund will invest at least 80% of its assets in securities that pay interest that is free from federal income tax and New York state individual income tax. These securities are issued by or on behalf of the State of New York, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers.

The Fund may invest up to 20% of its assets in municipal securities that finance private projects, called private activity bonds.

The Fund may also invest in instruments issued by certain trusts or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating local, national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issuance of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------




 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         SUBJECT TO CERTAIN LIMITED EXCEPTIONS DISCUSSED BELOW, THE FUND IS NO LONGER
                   ACCEPTING NEW INVESTMENTS FROM PROSPECTIVE INVESTORS IN G-TRUST SHARES. SHARES
                   OF THE FUND CURRENTLY MAY ONLY BE PURCHASED BY CURRENT SHAREHOLDERS AND BY
                   INVESTORS WHO PURCHASE SHARES THROUGH EXCHANGES OF G-TRUST SHARES OF OTHER
                   FUNDS.

      Columbia New York Tax-Exempt Reserves has the following risks:
      - INVESTMENT STRATEGY RISK -- This Fund is considered to be non-diversified because it invests most of its assets in securities that pay interest that is free from personal income tax in one state. The value of the Fund and the amount of interest it pays could also be affected by the financial conditions of the state, its public authorities and local governments. Although the Fund tries to maintain a share price of $1.00, an investment in the Fund could lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      - HOLDING CASH -- The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the portfolio management team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.

      - TAX CONSIDERATIONS -- The distributions paid by the Fund generally come from interest on New York municipal obligations, which, in turn, generally are free from federal income tax and New York State and New York City individual income tax, but may be subject to alternative minimum taxes and other state and local taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains generally is subject to federal, state and local taxes. Shares of Columbia New York Tax-Exempt Reserves would not be a suitable investment for tax-advantaged accounts or tax-exempt investors. We generally rely on opinions of the issuer's bond counsel that interest on a bond will be exempt from applicable taxes. Tax authorities are paying increased attention to whether such interest is exempt, and we can't assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund.

      - STATE-SPECIFIC RISK -- State-specific risk is the chance that the Fund, because it invests primarily in securities issued by New York State, New York City and New York's other municipalities, is more vulnerable to unfavorable developments in New York than funds that invest in municipal bonds of many different states. Although New York's economy is diverse, with a comparatively large share of the nation's finance, insurance, transportation, communications and services employment and a very small share of the nation's farming and mining activity, adverse conditions affecting any one of these industries could have a negative impact on New York municipal securities. Travel and tourism also constitute an important part of the New York State and City economies. The September 11, 2001 terrorist attack on the World Trade Center in New York City has had and is likely to continue to have an adverse effect on all areas of the New York economy. In this regard, the long recovery from September 11th and the loss of momentum in the national recovery due to corporate governance scandals and international tensions resulted in a lengthening of the State's recession. In addition, State costs for employee pensions have increased dramatically, while costs associated with Medicaid, welfare and other entitlement programs have also risen, reflecting the impact of the national recession and jobless recovery that has followed.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

THE RETURNS SHOWN ARE FOR A CLASS NOT OFFERED IN THIS PROSPECTUS THAT HAS SIMILAR ANNUAL RETURNS BECAUSE THE SHARES ARE INVESTED IN THE SAME PORTFOLIO OF SECURITIES. THE ANNUAL RETURNS DIFFER ONLY TO THE EXTENT THAT THE CLASSES DO NOT HAVE THE SAME EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.353.0828 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.345.6611 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Capital Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

      [BAR CHART]

               2003    2004
               ----    ----
               0.94%   1.06%



              *Year-to-date return as of June 30, 2005: 0.97%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 4TH QUARTER 2004:                     0.36%
         WORST: 3RD QUARTER 2003:                    0.20%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                                            LIFE OF
                                                                   1 YEAR    FUND*
         CAPITAL CLASS SHARES                                      1.06%     1.08%

      *THE INCEPTION DATE OF CAPITAL CLASS SHARES IS FEBRUARY 15, 2002.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to G-Trust Shares can be found in the section ADDITIONAL HYPOTHETICAL
                   FEES AND EXPENSE INFORMATION preceding TERMS USED IN THIS PROSPECTUS.

         SHAREHOLDER FEES                                              G-Trust
         (Fees paid directly from your investment)                     Shares
         Maximum sales charge (load) imposed on purchases                N/A



         Maximum deferred sales charge (load)                            N/A



         ANNUAL FUND OPERATING EXPENSES
         (Expenses that are deducted from the Fund's assets)



         Management fees(1)                                              0.25%



         Other expenses(2)                                               0.28%
                                                                       -------



                                                                         0.53%
         Total annual Fund operating expenses



         Fee waivers and/or reimbursements                             (0.33)%
                                                                       -------



         Total net expenses(3)                                           0.20%
                                                                       =======

      (1)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (2)Other expenses are based on estimated amounts for the current fiscal year.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in G-Trust Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         G-TRUST SHARES                          $20      $137      $263       $633

Other important information
(LINE GRAPH GRAPHIC)

You'll find specific information about each Fund's investment objective, principal investment strategies and risks in the descriptions starting on page
4. The following are some other risks and information you should consider before you invest:

      - SPECIAL RULES FOR MONEY MARKET FUNDS -- Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Funds, like all money market funds:

        - may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less

        - must maintain an average dollar-weighted maturity of 90 days or less

        - may normally invest no more than 5% of their total assets in securities of the same issuer, other than U.S. government securities; however, they may invest up to 25% of their total assets in first-tier securities of a single issuer for up to three business days (except for Columbia New York Tax-Exempt Reserves)

        - may generally only invest in U.S. dollar denominated instruments that are determined to have minimal credit risk and are first-tier securities, except for Columbia New York Tax-Exempt Reserves, which also may invest in second-tier securities.

      - CHANGING INVESTMENT OBJECTIVES AND POLICIES -- The investment objective and certain investment policies of any Fund can be changed without shareholder approval. The 80% Policy of certain Funds may be changed without shareholder approval by giving the shareholder at least 60 days notice. The 80% Policy of certain other Funds and other investment policies of any Fund may be changed only with shareholder approval.

      - CHANGING TO A FEEDER FUND -- Unlike traditional mutual funds, which invest in individual securities, a "feeder fund" invests all of its assets in another fund, called a "master portfolio." Other feeder funds generally also invest in a master portfolio. The master portfolio invests in individual securities and has the same investment objective, investment strategies and principal risks as the feeder funds. This structure can help reduce a feeder fund's expenses because its assets are combined with those of other feeder funds. If a master portfolio doesn't attract other feeder funds, however, a feeder fund's expenses could be higher than those of a traditional mutual fund.

        Each Fund may become a feeder fund if the Board decides this would be in the best interest of shareholders. We don't require shareholder approval to make the change, but we'll notify you if it happens. If a Fund becomes a feeder fund, it will have the additional risks of investing in a master portfolio.

      - INVESTING DEFENSIVELY -- A Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. A Fund may not achieve its investment objective while it is investing defensively. Any cash a Fund holds for defensive or other reasons may not earn income.

      - BANK OF AMERICA AND ITS AFFILIATES -- Bank of America and its affiliates currently provide services to some or all of the Funds, including investment advisory, distribution, administration, shareholder servicing, sub-transfer agency and brokerage services, and are paid for providing these services. Bank of America and its affiliates also may, at times, provide other services and be compensated for them, including transfer agency, interfund lending and securities lending services, or make loans to the Funds. Finally, Bank of America or its affiliates may serve as counterparties in transactions with Columbia Funds where permitted by law or regulation, and may receive compensation in that capacity.

      - PORTFOLIO SECURITIES DISCLOSURE -- A description of Columbia Funds' policies and procedures with respect to the disclosure of portfolio securities is available in the Funds' SAI and on the Columbia Funds' website at www.columbiafunds.com under Fund Portfolio Data. In addition, a complete list of each Fund's portfolio holdings for each calendar month will be available upon request 5 business days following each month-end.

      - INFORMATION FOR FEDERALLY CHARTERED CREDIT UNIONS -- Shares of Columbia Government Reserves are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration Rules and Regulations and the National Credit Union Administration Letter Number 155.

      - HOUSEHOLDING -- In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of a Fund's prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at 1.800.345.6611 or if your shares are held through a financial institution please contact them directly. We will begin sending your individual copies with the next scheduled mailing.

      - PORTFOLIO TRANSACTION COSTS -- Each Fund may incur significant transaction costs that are in addition to the total annual Fund operating expenses disclosed in the fee tables. These transaction costs are made up of all the costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of a Fund's transactions costs are not.

      - MUNICIPAL SECURITIES -- State and local governments issue municipal securities to raise money to finance public works, to repay outstanding obligations, to raise funds for general operating expenses and to make loans to other public institutions. Some municipal securities, known as private activity bonds, are issued to finance projects for private companies. Municipal securities, which can be issued as bonds, notes or commercial paper, usually have fixed interest rates, although some have interest rates that change from time to time. There are several types of municipal securities. General obligation securities are secured by the issuer's full faith, credit and taxing power. Revenue securities are usually payable only from revenues derived from specific facilities or revenue sources. Private activity bonds are usually revenue securities since they are typically payable by the private user of the facilities financed by the bonds.

      - REPURCHASE AGREEMENTS -- Repurchase agreements are transactions in which a Fund buys securities from a seller (usually a bank or broker-dealer) who agrees to buy them back from the Fund on a certain date and at a certain price. Repurchase agreements, while backed by collateral, carry some risk that the other party may not fulfill its obligations under the agreement.

      - OTHER TYPES OF INVESTMENTS -- This prospectus describes each Fund's main investment strategies and the particular types of securities in which each Fund mainly invests. Each Fund may, from time to time, pursue other investment strategies and make other types of investments in support of its overall investment goal. These supplemental investment strategies, which are not considered to be main investment strategies of the Funds -- and the risks involved -- are described in detail in the SAI, which is referred to on the back cover of this prospectus.

How the Funds are managed

(PEOPLE GRAPHIC)

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
ADVISORS, LLC

100 FEDERAL STREET
BOSTON, MA 02110

COLUMBIA MANAGEMENT GROUP, LLC (COLUMBIA MANAGEMENT) IS THE PRIMARY INVESTMENT MANAGEMENT DIVISION OF BANK OF AMERICA CORPORATION. THE ADVISER IS A COLUMBIA MANAGEMENT ENTITY THAT FURNISHES INVESTMENT MANAGEMENT SERVICES AND ADVISES INSTITUTIONAL AND MUTUAL FUND PORTFOLIOS.

--------------------------------------------------------------------------------


INVESTMENT ADVISER

The Adviser is the investment adviser to over 70 mutual fund portfolios in the Columbia Funds Family, including the Money Market Funds described in this prospectus.

The Adviser is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes, including equity and fixed income securities, and money market instruments.

Currently managing more than $185 billion, the Adviser acts as investment manager for individuals, corporations, private investment companies and financial institutions.

Columbia Funds pays the Adviser an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly.

A discussion regarding the basis for the Board of Trustees approving the investment advisory agreement with the Adviser is available in the Funds' annual report to shareholders for the fiscal year ended March 31.

The Adviser has agreed to waive fees and/or reimburse expenses for certain Funds until July 31, 2006. You'll find a discussion of any waiver and/or reimbursement in the Fund descriptions. There is no assurance that the Adviser will continue to waive and/or reimburse any fees and/or expenses after this date.

The following chart shows the maximum advisory fees the Adviser can receive, along with the actual advisory fees the Adviser and/or an affiliate received during the Funds' last fiscal year, after waivers and/or reimbursements:

ANNUAL INVESTMENT ADVISORY FEE, AS A % OF AVERAGE DAILY NET ASSETS


                                                             MAXIMUM    ACTUAL FEE
                                                             ADVISORY    PAID LAST
                                                               FEE      FISCAL YEAR
  COLUMBIA MONEY MARKET RESERVES                              0.15%       0.12%



  COLUMBIA GOVERNMENT RESERVES                                0.15%       0.12%



  COLUMBIA TAX-EXEMPT RESERVES                                0.15%       0.12%



  COLUMBIA NEW YORK TAX-EXEMPT RESERVES                       0.15%       0.15%




INVESTMENT SUB-ADVISER

Columbia Funds and the Adviser may engage one or more investment sub-advisers for each Fund to make day-to-day investment decisions for the Fund. The Adviser retains ultimate responsibility (subject to Board oversight) for overseeing the sub-advisers and evaluates the Funds' needs and available sub-advisers' skills and abilities on an ongoing basis. Based on its evaluations, the Adviser may at times recommend to the Board that a Fund:

  - change, add or terminate one or more sub-advisers;

  - continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or

  - materially change a sub-advisory agreement with a sub-adviser.

A discussion regarding the basis for the Board of Trustees approving the investment sub-advisory agreement with each sub-adviser is available in the Funds' annual report to shareholders for the fiscal year ended March 31.

Applicable law requires a Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders' best interests. The Adviser and the Funds have applied for relief from the SEC to permit the Funds to act on many of the Adviser's recommendations with approval only by the Board and not by Fund shareholders. The Adviser or a Fund would inform the Fund's shareholders of any actions taken in reliance on this relief. Until the Adviser and the Funds obtain the relief, each Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

OTHER SERVICE PROVIDERS

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
DISTRIBUTORS, INC.

ONE FINANCIAL CENTER
BOSTON, MA 02111-2621

COLUMBIA MANAGEMENT
ADVISORS, LLC

100 FEDERAL STREET
BOSTON, MA 02110

--------------------------------------------------------------------------------


The Funds are distributed by Columbia Management Distributors, Inc. (Distributor), a registered broker/dealer.

Columbia Management Advisors, LLC is the administrator of the Funds, and is responsible for overseeing the administrative operations of the Funds. The Funds pay Columbia Management Advisors, LLC a fee of 0.10% for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Funds, and is paid monthly.

The Adviser and the Distributor may pay significant amounts from their own assets to selling or servicing agents of the Funds for distribution-related activities or other services they provide. These amounts, which are in addition to any sales charges, distribution (12b-1) and shareholder servicing fees paid by the Funds, may be fixed dollar amounts or a percentage of sales or both, and may be up-front or ongoing payments or both. Agents may agree to provide a variety of marketing related services or access-advantages to the Funds, including, for example, presenting Funds on "preferred" or "select" lists, in return for the payments. Selling or servicing agents, in turn, may pay some or all of these amounts to their employees who recommend or sell Fund shares or allocate or invest client assets among different investment options.


In addition, the Adviser and the Distributor may pay significant amounts from their own assets for services provided and costs incurred by third parties of a type that would typically be provided or incurred directly by the Columbia Funds' transfer agent. The Columbia Funds also may pay significant amounts to third party intermediaries, including selling and servicing agents, for providing these types of services or incurring these types of costs.

These and other payments, and the difference between payments made with respect to the Funds and those made with respect to other mutual funds available through the agent, may give rise to conflicts of interest between the agent and its clients. You should be aware of these potential conflicts of interest and discuss these matters with your selling or servicing agent.

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
SERVICES, INC.

ONE FINANCIAL CENTER
BOSTON, MA 02111-2621

--------------------------------------------------------------------------------


Columbia Management Services, Inc., formerly known as Columbia Funds Services (Transfer Agent), is the transfer agent for the Funds' shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

ABOUT YOUR INVESTMENT
--------------------------------------------------------------------------------

Buying, selling and exchanging shares
(DOLLAR SIGN GRAPHIC)

--------------------------------------------------------------------------------

WHEN YOU SELL SHARES OF A MUTUAL FUND, THE FUND IS EFFECTIVELY "BUYING" THEM BACK FROM YOU. THIS IS CALLED A REDEMPTION.

A BUSINESS DAY IS ANY DAY THAT THE FEDERAL RESERVE BANK OF NEW YORK AND THE NEW YORK STOCK EXCHANGE (NYSE) ARE OPEN. THE MONEY MARKET FUNDS RESERVE THE RIGHT TO CLOSE EARLY ON BUSINESS DAYS PRECEDING OR FOLLOWING NATIONAL HOLIDAYS, IF THE PRIMARY GOVERNMENT SECURITIES DEALERS HAVE CLOSED EARLY AND/OR IF THE BOND MARKET ASSOCIATION RECOMMENDS THAT THE SECURITIES MARKETS CLOSE EARLY.

IN ADDITION TO WEEKENDS, EITHER THE FEDERAL RESERVE BANK OF NEW YORK OR THE NYSE IS CLOSED ON THE FOLLOWING NATIONAL HOLIDAYS: NEW YEAR'S DAY, MARTIN LUTHER KING, JR. DAY, PRESIDENTS' DAY, GOOD FRIDAY, MEMORIAL DAY, INDEPENDENCE DAY, LABOR DAY, COLUMBUS DAY, VETERANS DAY, THANKSGIVING DAY AND CHRISTMAS DAY.

--------------------------------------------------------------------------------


This prospectus offers G-Trust Shares of the Funds. Here are some general rules about this class of shares:

SUBJECT TO CERTAIN LIMITED EXCEPTIONS DISCUSSED BELOW, THE FUND IS NO LONGER ACCEPTING NEW INVESTMENTS FROM PROSPECTIVE INVESTORS IN G-TRUST SHARES. SHARES OF THE FUND CURRENTLY MAY ONLY BE PURCHASED BY CURRENT SHAREHOLDERS AND BY INVESTORS WHO PURCHASE SHARES THROUGH EXCHANGES OF G-TRUST SHARES OF OTHER FUNDS.

G-Trust Shares of the Funds are available for purchase by investors maintaining a qualified account at a bank or trust institution, including subsidiaries of Bank of America Corporation. Qualified accounts include discretionary investment management accounts, custodial accounts, agency accounts and different types of tax-advantaged accounts. Your institution can provide more information about which types of accounts are eligible.

You'll find more information about buying, selling and exchanging G-Trust Shares on the pages that follow. You should also ask your financial institution or intermediary about its limits, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs and services.

The Funds also offer other classes of shares, with different features and expense levels, which you may be eligible to buy. If you have questions about buying, selling or exchanging, or you need help placing an order, please call us at 1.800.353.0828 if you're an institutional investor, or 1.800.345.6611 if you're an individual investor. You can also contact your investment professional.

Federal law requires the Funds to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Funds may need to delay the date of your purchase or may be unable to open your account which may result in a return of your investment monies. In addition, if the Funds are unable to verify your identity after your account is open, the Funds reserve the right to close your account or take other steps as deemed reasonable. The Funds shall not be held liable for any loss resulting from any purchase delay, application rejection, or account closure due to a failure to provide proper identifying information.

HOW SHARES ARE PRICED

All transactions are based on the price of a Fund's shares -- or its net asset value per share. We calculate net asset value per share at the following times (unless the Fund closes early):

  - 9:45 a.m., 11:00 a.m., 2:30 p.m. and 5:00 p.m. Eastern time each business day for each share class of Columbia Money Market Reserves

  - 9:45 a.m., 11:00 a.m., and 2:30 p.m. Eastern time each business day for each share class of Columbia Government Reserves

  - 12:00 noon Eastern time each business day for each share class of Columbia Tax-Exempt Reserves

  - 11:30 a.m. Eastern time each business day for each share class of Columbia New York Tax-Exempt Reserves

First, we calculate the net asset value for each class of a Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.

Although we try to maintain a net asset value per share of $1.00 for the Funds, we can't guarantee that we will be able to do so.

VALUING SECURITIES IN A FUND

The value of a Fund's assets is based on the total market value of all of the securities it holds. We use the amortized cost method, which approximates market value, to value the assets in the Money Market Funds.

HOW ORDERS ARE PROCESSED

Orders to buy, sell or exchange shares are processed on business days. Orders to buy, sell or exchange shares may be delivered to the Transfer Agent by phone, in writing, or through the internet. For more information on account and trading restrictions and special sign-up procedures for internet transactions, please call us at 800-353-0828 for Institutional Investors or 800-345-6611 for individual investors. The Transfer Agent has procedures in place to authenticate electronic instructions. You will be asked to accept the terms of an online agreement(s) and utilize a password for internet services. Orders received in good order by the Fund, Distributor, Transfer Agent or their agents by the following times on a business day (unless the Fund closes early) will be processed as follows:

  - If your order for Columbia Money Market Reserves is received in good form by the Transfer Agent by 5:00 p.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you'll receive that day's dividends). If your order is received in good form by the Transfer Agent after 5:00 p.m. Eastern time, you will receive the next net asset value per share determined on the following business day (and in the case of purchases you'll begin receiving dividends the next day).

  - If your order for Columbia Government Reserves is received in good form by the Transfer Agent by 2:30 p.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you'll receive that day's dividends). If your order is received by the Transfer Agent after 2:30 p.m. you will receive the next net asset value per share determined on the following business day (and in the case of purchases you'll begin receiving dividends the next day).

  - If your order for Columbia Tax-Exempt Reserves is received in good form by the Transfer Agent by 12:00 noon p.m. Eastern time, you will receive that day's net asset value per share. If your order is received in good form by the Transfer Agent after 12:00 noon p.m. Eastern time, you will receive the next net asset value per share determined on the following business day (and in the case of purchases you'll begin receiving dividends the next day).

  - If your order for Columbia New York Tax-Exempt Reserves is received in good form by the Transfer Agent by 11:30 a.m. Eastern time, you will receive that day's net asset value per share. If your order is received in good form by the Transfer Agent after 11:30 a.m. Eastern time, you will receive the next net asset value per share determined on the following business day (and in the case of purchases you'll begin receiving dividends the next day).

Investors are encouraged to place orders to sell as early in the day as possible. Orders received after these times will receive the next business day's net asset value per share. The business day that applies to an order is also called the trade date. We may refuse any order to buy or exchange shares. If this happens, we'll return any money we've received.

TELEPHONE ORDERS
You can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of our account application and send it to us.

Here's how telephone orders work:

  - If you sign up for telephone orders after you open your account, you must have your signature Medallion Guaranteed.

  - Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order.

  - We'll take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. If we and our service providers don't take these steps, we may be liable for any losses from unauthorized or fraudulent instructions.

  - Telephone orders may be difficult to complete during periods of significant economic or market change.

--------------------------------------------------------------------------------

THE NET ASSET VALUE PER SHARE IS THE PRICE OF A SHARE CALCULATED BY A FUND EVERY BUSINESS DAY.

--------------------------------------------------------------------------------


(PLUS SIGN DOLLAR         BUYING SHARES
  GRAPHIC)

      Here are some general rules for buying shares:

        - You buy G-Trust Shares at net asset value per share.

        - We must receive payment by the close of the Federal Reserve wire transfer system (typically 6 p.m. Eastern time) on the business day the Fund, Distributor, Transfer Agent or their agents receive the order (unless the Fund closes early).

            If we receive payment after this time, we'll refuse the order. We'll return any payment received for orders that we refuse. We can change this time under certain circumstances, for example, when there's more wiring activity than normal.

        - There is no minimum amount for initial or additional investments.

        - Financial institutions and intermediaries are responsible for sending orders to us and for ensuring that we receive your money on time.

        - Shares purchased are recorded on the books of the Fund. We don't issue certificates.

--------------------------------------------------------------------------------

"GOOD FORM" MEANS THAT THE MONEY USED TO PURCHASE YOUR SHARES IS FULLY COLLECTED. WHEN SELLING SHARES BY LETTER OF INSTRUCTION, "GOOD FORM" ALSO MEANS
(I) YOUR LETTER HAS COMPLETE INSTRUCTIONS, THE PROPER SIGNATURES AND MEDALLION SIGNATURE GUARANTEES IF NECESSARY AND (II) ANY OTHER REQUIRED DOCUMENTS ARE ATTACHED. SIGNATURES MUST BE GUARANTEED BY EITHER A BANK, A MEMBER FIRM OF A NATIONAL STOCK EXCHANGE OR ANOTHER ELIGIBLE GUARANTOR THAT PARTICIPATES IN THE MEDALLION SIGNATURE GUARANTEE PROGRAM FOR REDEMPTIONS OVER $100,000, ALTERNATE PAYEE OR MAILING INSTRUCTIONS. FOR ADDITIONAL DOCUMENTS REQUIRED FOR SALES BY CORPORATIONS, AGENTS FIDUCIARIES, SURVIVING JOINT OWNERS AND OTHER LEGAL ENTITIES PLEASE CALL 1.800.353.0828 (INSTITUTIONAL INVESTORS) OR 1.800.345.6611 (INDIVIDUAL INVESTORS). NO INTEREST WILL BE PAID ON UNCASHED REDEMPTION CHECKS.







 FOR MORE INFORMATION ABOUT TELEPHONE ORDERS, SEE HOW ORDERS ARE PROCESSED.

--------------------------------------------------------------------------------



(MINUS SIGN DOLLAR        SELLING SHARES
  GRAPHIC)

      Here are some general rules for selling shares:

        - We normally send the sale proceeds by Fedwire as soon as practicable following the determination time applicable to your order. For more information please refer to How orders are processed or contact the Transfer Agent.

        - You can sell up to $100,000 of shares by telephone to the address of record or via ACH to your bank in a 30-day period if you qualify for telephone orders. Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request.

        - If you paid for your shares with a check that wasn't certified, we'll hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.

        - Financial institutions and intermediaries are responsible for sending orders to us and for depositing the sale proceeds to your account on time.

        - If you hold any shares in certificate form, you must sign the certificates (or send a signed stock power with them) and send them to the Transfer Agent. Your signature must be Medallion Guaranteed unless you've made other arrangements with us. We may ask for any other information we need to prove that the order is properly authorized.

        - Under certain circumstances allowed under the 1940 Act, we can pay you in securities or other property when you sell your shares.

        - We can delay payment of the sale proceeds of Columbia Money Market Reserves or Columbia Government Reserves for one day, or longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Banks or under the extraordinary circumstances described in
          Section 22(e) of the 1940 Act. Generally, those extraordinary circumstances are when: (i) the NYSE is closed or trading is restricted, (ii) an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of the Fund's net assets not reasonably practicable, or (iii) the SEC by order permits the suspension of the right of redemption for the protection of investors.

        - We can delay payment of the sale proceeds of Columbia Tax-Exempt Reserves or Columbia New York Tax-Exempt Reserves for up to seven days.

        - Other restrictions may apply to retirement plan accounts. For more information about these restrictions, please contact your retirement plan administrator.

      We may sell your shares:

        - if the value of your account falls below $1,000 (other than as a result of depreciation in share value), or your account may be subject to an annual fee of $10. The Transfer Agent will send you written notification of such action and provide details on how you can add money to your account to avoid this penalty

        - if a financial institution or intermediary tells us to sell your shares under arrangements made with you

        - under certain other circumstances allowed under the 1940 Act

--------------------------------------------------------------------------------

YOU SHOULD MAKE SURE YOU UNDERSTAND THE INVESTMENT OBJECTIVE AND POLICIES OF THE FUND YOU'RE EXCHANGING INTO. PLEASE READ ITS PROSPECTUS CAREFULLY.
--------------------------------------------------------------------------------


       EXCHANGING SHARES

       (ARROWS GRAPHIC)

      You can generally sell shares of a Fund to buy shares of another Fund distributed by the Distributor. This is called an exchange. You might want to do this if your investment goals or tolerance for risk change.

      Here's how exchanges work:

        - You can generally exchange G-Trust Shares of a Fund for G-Trust Shares of any other Fund distributed by the Distributor. Some exceptions apply.

        - The rules for buying shares of a Fund, including any minimum investment requirements, apply to exchanges into that Fund.

        - You may only make exchanges into a Fund that is legally sold in your state of residence.

        - You generally may only make an exchange into a Fund that is accepting investments.

        - A sales charge may apply when exchanging from a Money Market Fund to a Fund with a front-end sales charge.

        - We may limit the number of exchanges you can make within a specified period of time.

        - We may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

        - You cannot exchange any shares you own in certificate form until the Transfer Agent has received the certificate and deposited the shares to your account.

Distributions and taxes
(TAX DOLLAR GRAPHIC)

--------------------------------------------------------------------------------

THE POWER OF COMPOUNDING

REINVESTING YOUR DISTRIBUTIONS BUYS YOU MORE SHARES OF A FUND -- WHICH LETS YOU TAKE ADVANTAGE OF THE POTENTIAL FOR COMPOUND GROWTH.

PUTTING THE MONEY YOU EARN BACK INTO YOUR INVESTMENT MEANS IT, IN TURN, MAY EARN EVEN MORE MONEY. OVER TIME, THE POWER OF COMPOUNDING HAS THE POTENTIAL TO SIGNIFICANTLY INCREASE THE VALUE OF YOUR INVESTMENT. THERE IS NO ASSURANCE, HOWEVER, THAT YOU'LL EARN MORE MONEY IF YOU REINVEST YOUR DISTRIBUTIONS.

--------------------------------------------------------------------------------


ABOUT DISTRIBUTIONS

A mutual fund can make money two ways:

  - It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.

  - A fund can also have capital gain if the value of its investments increases. If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.

A mutual fund is not subject to federal income tax as long as it distributes all of its net investment income and net realized capital gain to its shareholders. The Funds intend to pay out a sufficient amount of their income and capital gain to their shareholders so the Funds won't have to pay any federal income tax. When a Fund makes this kind of a payment, it's split among all shares and is called a distribution.

Although the Funds do not expect to realize any capital gain, any capital gain realized by a Fund will be distributed at least once a year. The Funds declare distributions of net investment income each business day, and pay them on the first business day of each month. Normally, each Fund will declare and pay distributions of net investment income as indicated above. The Funds may, however, declare and pay distributions of net investment income more frequently.

Any distribution you receive is paid based on the number of shares you hold on the record date, which is usually the day the distribution is declared (daily distribution Funds) or the day before the distribution is declared (all other Funds). Shares are eligible to receive net investment income distributions from the settlement date (daily distribution Funds), trade date (all other Funds) or realized capital gain from the trade date of the purchase up to and including the day before the shares are sold.

Different share classes of a Fund usually pay different net investment income distribution amounts, because each class has different expenses.

We'll automatically reinvest distributions in additional shares of the same Fund unless you tell us you want to receive your distributions in cash. You can do this by writing to us at the address on the back cover, or by calling us at
1.800.353.0828 if you're an institutional investor, or 1.800.345.6611 if you're an individual investor. Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

--------------------------------------------------------------------------------

THIS INFORMATION IS A SUMMARY OF HOW FEDERAL INCOME TAXES MAY AFFECT YOUR INVESTMENT IN THE FUNDS. IT DOES NOT APPLY TO FOREIGN OR TAX-EXEMPT INVESTORS OR THOSE HOLDING FUND SHARES THROUGH A TAX-ADVANTAGED ACCOUNT, SUCH AS A 401(K) PLAN OR IRA. THIS INFORMATION IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING. YOU SHOULD CONSULT WITH YOUR OWN TAX ADVISER ABOUT YOUR SITUATION, INCLUDING ANY FOREIGN, STATE AND LOCAL TAXES THAT MAY APPLY.




 FOR MORE INFORMATION ABOUT TAXES, PLEASE SEE THE SAI.

--------------------------------------------------------------------------------


HOW TAXES AFFECT YOUR INVESTMENT

Distributions of a Fund's ordinary income and any net short-term capital gain, if any, generally are taxable to you as ordinary income. Although the Funds do not expect to realize any capital gain, any distributions of realized net long-term capital gain, if any, generally are taxable to you as long-term capital gain.

In general, corporate shareholders will not be able to deduct any distributions when determining their taxable income. Fund distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund. Following the end of each year, we'll send you a notice that tells you how much you've received in distributions during the year and their federal tax status. State and local taxes may also apply to distributions.

COLUMBIA TAX-EXEMPT RESERVES AND COLUMBIA NEW YORK TAX-EXEMPT RESERVES


In general, you will not be subject to federal income tax on distributions from Columbia Tax-Exempt Reserves and Columbia New York Tax-Exempt Reserves of their tax-exempt interest income. Distributions from Columbia New York Tax-Exempt Reserves of its interest income from New York municipal securities will not be subject to New York State and New York City individual income tax. Distributions from these Funds, however, may be subject to state, local and other taxes.

Although these Funds do not intend to earn any taxable income or capital gain, any distributions of such income or gain generally are subject to tax.

A portion of the distributions from Columbia New York Tax-Exempt Reserves may also be subject to alternative minimum taxes.

U.S. GOVERNMENT OBLIGATIONS

If you invest in U.S. government obligations directly, interest on those obligations is free from state and local individual income taxes. Distributions you receive that come from interest a Fund earns from U.S. government obligations may not be exempt from these taxes. Please consult with your tax adviser.

WITHHOLDING TAX

We're required by federal law to withhold tax on any distributions and redemption proceeds paid to you (including amounts paid in securities and exchanges) if:

  - you haven't given us a correct Taxpayer Identification Number (TIN), usually your social security or employer identification number, and haven't certified that the TIN is correct and withholding doesn't apply

  - the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records

  - the IRS informs us that you are otherwise subject to backup withholding

The IRS may also impose penalties against you if you don't give us a correct
TIN.

Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.

TAXATION OF REDEMPTIONS AND EXCHANGES

As long as a Fund continually maintains a $1.00 net asset value per share, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your shares of the Fund.

Legal matters

On February 9, 2005, Banc of America Capital Management, LLC ("BACAP" (now, the Advisor)) and BACAP Distributors, LLC (which has subsequently merged into the Distributor) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the SEC (the "SEC Order"). A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website. Under the terms of the NYAG Settlement and SEC Order, BACAP and BACAP Distributors, LLC have agreed, among other things, to pay disgorgement and civil money penalties, to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices, to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures and to reduce management fees for five years. BACAP and BACAP Distributors, LLC are currently in the process of implementing the various terms of the NYAG Settlement and SEC Order.

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Columbia Funds Series Trust (formerly known as Nations Funds Trust), its Board of Trustees, Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors, LLC (collectively "BAC"). On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust (now known as Columbia Funds Series Trust), the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under the federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action. The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

Separately, a putative class action (Reinke v. Bank of America N.A., et al.) was filed against Nations Funds Trust and others on December 6, 2004 in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. Nations Funds Trust has filed a "motion to dismiss" that is pending. Discovery has recently been initiated. At the present time, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

Additional hypothetical fees and expense information

The supplemental hypothetical investment information that follows provides additional information about the effect of the fees and expenses of each Fund, including investment advisory fees and other Fund costs, on the Funds' returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in the class of the Funds assuming a 5% return each year, the hypothetical year-end balance before fees and expenses and the cumulative return after fees and expenses. The charts also assume that the annual expense ratios stay the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratio used for each Fund, which is the same as that stated in the Annual Fund Operating Expenses tables, is reflected in the charts and is net of any contractual fee waiver or expense reimbursement. Your actual costs may be higher or lower.

COLUMBIA MONEY MARKET RESERVES -- G-TRUST SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT     ASSUMED RATE OF RETURN
              0.20%                            $10,000.00                             5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-  CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE    AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES       FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00             4.80%            $10,480.00      $ 20.48
       2           10.25%            $11,025.00             9.83%            $10,983.04      $ 21.46
       3           15.76%            $11,576.25            15.10%            $11,510.23      $ 22.49
       4           21.55%            $12,155.06            20.63%            $12,062.72      $ 23.57
       5           27.63%            $12,762.82            26.42%            $12,641.73      $ 24.70
       6           34.01%            $13,400.96            32.49%            $13,248.53      $ 25.89
       7           40.71%            $14,071.00            38.84%            $13,884.46      $ 27.13
       8           47.75%            $14,774.55            45.51%            $14,550.91      $ 28.44
       9           55.13%            $15,513.28            52.49%            $15,249.36      $ 29.80
      10           62.89%            $16,288.95            59.81%            $15,981.33      $ 31.23
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                        $ 5,981.33
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                          $255.20

COLUMBIA GOVERNMENT RESERVES -- G-TRUST SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT     ASSUMED RATE OF RETURN
              0.20%                            $10,000.00                             5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-  CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE    AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES       FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00             4.80%            $10,480.00      $ 20.48
       2           10.25%            $11,025.00             9.83%            $10,983.04      $ 21.46
       3           15.76%            $11,576.25            15.10%            $11,510.23      $ 22.49
       4           21.55%            $12,155.06            20.63%            $12,062.72      $ 23.57
       5           27.63%            $12,762.82            26.42%            $12,641.73      $ 24.70
       6           34.01%            $13,400.96            32.49%            $13,248.53      $ 25.89
       7           40.71%            $14,071.00            38.84%            $13,884.46      $ 27.13
       8           47.75%            $14,774.55            45.51%            $14,550.91      $ 28.44
       9           55.13%            $15,513.28            52.49%            $15,249.36      $ 29.80
      10           62.89%            $16,288.95            59.81%            $15,981.33      $ 31.23
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                        $ 5,981.33
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                          $255.20

COLUMBIA TAX-EXEMPT RESERVES -- G-TRUST SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              0.20%                            $10,000.00                              5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-   CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE     AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES        FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00              4.80%            $10,480.00      $ 20.48
       2           10.25%            $11,025.00              9.83%            $10,983.04      $ 21.46
       3           15.76%            $11,576.25             15.10%            $11,510.23      $ 22.49
       4           21.55%            $12,155.06             20.63%            $12,062.72      $ 23.57
       5           27.63%            $12,762.82             26.42%            $12,641.73      $ 24.70
       6           34.01%            $13,400.96             32.49%            $13,248.53      $ 25.89
       7           40.71%            $14,071.00             38.84%            $13,884.46      $ 27.13
       8           47.75%            $14,774.55             45.51%            $14,550.91      $ 28.44
       9           55.13%            $15,513.28             52.49%            $15,249.36      $ 29.80
      10           62.89%            $16,288.95             59.81%            $15,981.33      $ 31.23
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                         $ 5,981.33
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                           $255.20

COLUMBIA NEW YORK TAX-EXEMPT RESERVES -- G-TRUST SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              0.20%                            $10,000.00                              5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-   CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE     AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES        FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00              4.80%            $10,480.00      $ 20.48
       2           10.25%            $11,025.00              9.83%            $10,983.04      $ 21.46
       3           15.76%            $11,576.25             15.10%            $11,510.23      $ 22.49
       4           21.55%            $12,155.06             20.63%            $12,062.72      $ 23.57
       5           27.63%            $12,762.82             26.42%            $12,641.73      $ 24.70
       6           34.01%            $13,400.96             32.49%            $13,248.53      $ 25.89
       7           40.71%            $14,071.00             38.84%            $13,884.46      $ 27.13
       8           47.75%            $14,774.55             45.51%            $14,550.91      $ 28.44
       9           55.13%            $15,513.28             52.49%            $15,249.36      $ 29.80
      10           62.89%            $16,288.95             59.81%            $15,981.33      $ 31.23
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                         $ 5,981.33
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                           $255.20

--------------------------------------------------------------------------------

THIS GLOSSARY INCLUDES EXPLANATIONS OF THE IMPORTANT TERMS THAT MAY BE USED IN THIS PROSPECTUS. SOME OF THE TERMS EXPLAINED MAY APPLY TO COLUMBIA FUNDS NOT INCLUDED IN THIS PROSPECTUS.

--------------------------------------------------------------------------------

Terms used in this prospectus
(BOOK GRAPHIC)

80% POLICY -- Rule 35d-1 under the 1940 Act (the "Names Rule"), requires certain Funds to adopt an investment policy requiring that, under normal circumstances, at least 80% of its assets will be invested in the type of investment suggested by its name. In most cases, the Names Rule gives affected Funds the option to either (i) declare the 80% Policy a fundamental policy, which means it can only be changed by shareholder approval, or (ii) commit to provide notice to shareholders before changing the 80% Policy. In some cases, the Names Rule requires affected Funds to declare their 80% Policy a fundamental policy. The SAI identifies each Fund that has adopted an 80% Policy as a fundamental policy as well as each Fund that has committed to provide notice to shareholders before changing its 80% Policy.

AMORTIZED COST METHOD -- under Rule 2a-7 of the 1940 Act, the method of calculating an investment company's net asset value whereby portfolio securities are valued at the Fund's acquisition cost as adjusted for amortization of premium or accretion of discount rather than at their value based on current market factors.

AVERAGE DOLLAR-WEIGHTED MATURITY -- the average length of time until the debt securities held by a Fund reach maturity. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.

BANK OBLIGATION -- a money market instrument issued by a bank, including certificates of deposit, time deposits and bankers' acceptances.

CAPITAL GAIN OR LOSS -- the difference between the purchase price of a security and its selling price. You realize a capital gain when you sell a security for more than you paid for it. You realize a capital loss when you sell a security for less than you paid for it.

COMMERCIAL PAPER -- a short-term debt security issued by banks, corporations, municipalities and other borrowers.

COMMON STOCK -- a security that represents part equity ownership in a company. Common stock typically allows you to vote at shareholder meetings and to share in the company's profits by receiving dividends.

DEBT SECURITY -- when you invest in a debt security, you are typically lending your money to a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as U.S. Treasury obligations and commercial paper. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

EQUITY SECURITY -- an investment that gives you an equity ownership right in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.

FIRST-TIER SECURITY -- under Rule 2a-7 of the 1940 Act, a debt security that is an eligible investment for money market funds and has received a rating in the highest short-term rating category from a nationally recognized statistical rating organization (NRSRO) or if unrated, is determined by the fund's portfolio management team to be of comparable quality, or is a money market fund issued by a registered investment company, or is a government security.

FIXED INCOME SECURITY -- an intermediate to long-term debt security that matures in more than one year.

GUARANTEED INVESTMENT CONTRACT -- an investment instrument issued by a rated insurance company in return for a payment by an investor.

HIGH QUALITY -- includes municipal securities that are rated in the top two highest short-term debt categories according to an NRSRO such as Standard & Poor's Corporation or Moody's Investors Service, Inc. The portfolio management team may consider an unrated municipal security if it is determined to be of comparable quality, based upon guidelines approved by the Fund's Board. Please see the SAI for more information about credit ratings.

INSTRUMENTALITY -- an instrumentality of the U.S. government is a government agency organized under federal charter with government supervision.

LIQUIDITY -- a measurement of how easily a security can be bought or sold at a price that is close to its market value.

MONEY MARKET INSTRUMENT -- a short-term debt security that is considered to mature in 13 months or less. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and certain municipal securities. For Columbia Treasury Reserves and Columbia Government Reserves, money market instruments do not include either commercial paper or municipal securities.

MUNICIPAL SECURITY (OBLIGATION) -- a debt security issued by state or local governments or governmental authorities to pay for public projects and services. "General obligations" are typically backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income from these securities is exempt from federal income taxes and is generally exempt from state taxes if you live in the state that issued the security. If you live in the municipality that issued the security, interest income may also be exempt from local taxes.

NON-DIVERSIFIED -- a fund that holds securities of fewer issuers or kinds of issuers than other kinds of funds. Non-diversified funds tend to have greater price swings than more diversified funds because events affecting one or more of its securities may have a disproportionately large effect on the fund.

PARTICIPATION -- a pass-through certificate representing a share in a pool of debt obligations or other instruments.

PASS-THROUGH CERTIFICATE -- securitized mortgages or other debt securities with interest and principal paid by a servicing intermediary shortly after interest payments are received from borrowers.

PRIVATE ACTIVITY BOND -- a municipal security that is used to finance private projects or other projects that aren't qualified for tax purposes. Interest on private activity bonds is generally taxable, unless it is specifically exempted, or may be treated as a tax preference item for federal alternative minimum tax purposes.

REPURCHASE AGREEMENT -- a short-term (often overnight) investment arrangement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return.

REVERSE REPURCHASE AGREEMENT -- a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price.

SECOND-TIER SECURITY -- under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds, but is not a first-tier security.

SETTLEMENT DATE -- the date on which an order is settled either by payment or delivery of securities.

SPECIAL PURPOSE ISSUER -- an entity organized solely to issue asset-backed securities on a pool of assets it owns.

TRADE DATE -- the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

U.S. GOVERNMENT OBLIGATIONS -- a wide range of debt securities that include U.S. Treasury obligations, securities issued or guaranteed by various agencies of the U.S. government, or by various instrumentalities which have been established or sponsored by the U.S. government. Securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. government.

U.S. TREASURY OBLIGATION -- a debt security issued or guaranteed by the U.S. Treasury. U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. government.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

[GRAPHIC]
COLUMBIA MANAGEMENT.

WHERE TO FIND MORE INFORMATION

You'll find more information about Columbia Money Market Funds in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS

The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the independent registered public accounting firm's reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the period covered.

STATEMENT OF ADDITIONAL INFORMATION

The SAI contains additional information about the Funds and their policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.

You can obtain a free copy of these documents, request other information about the Funds and make shareholder inquiries by contacting Columbia Funds:

By telephone:
1.800.353.0828 (Institutional Investors)
1.800.345.6611 (Individual Investors)

By mail:
COLUMBIA FUNDS
C/O COLUMBIA MANAGEMENT SERVICES, INC.
ONE FINANCIAL CENTER
BOSTON,MA 02111-2621

On the Internet:
WWW.COLUMBIAFUNDS.COM

Information about the Funds can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

[GRAPHIC]
SEC file number: 811-09645
Columbia Funds Series Trust

PRO-36/91717-1105

[GRAPHIC]
COLUMBIA MANAGEMENT.

---------------------------
MONEY MARKET FUNDS

Prospectus -- Retail A Shares

December 30, 2005
---------------------------

Columbia Money Market Reserves
(formerly, Nations Money Market Reserves)

Columbia Government Reserves
(formerly, Nations Government Reserves)

Columbia Tax-Exempt Reserves
(formerly, Nations Tax-Exempt Reserves)

Columbia New York Tax-Exempt Reserves
(formerly, Nations New York Tax-Exempt Reserves)

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE.

ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[GRAPHIC]
------------------------------------
NOT FDIC-INSURED | MAY LOSE VALUE
                 | NO BANK GUARANTEE
------------------------------------

AN OVERVIEW OF THE FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TERMS USED IN THIS PROSPECTUS

IN THIS PROSPECTUS, WE, US AND OUR REFER TO THE COLUMBIA FUNDS FAMILY (COLUMBIA FUNDS OR COLUMBIA FUNDS FAMILY). SOME OTHER IMPORTANT TERMS WE'VE USED MAY BE NEW TO YOU. THESE ARE PRINTED IN ITALICS WHERE THEY FIRST APPEAR IN A SECTION AND ARE DESCRIBED IN TERMS USED IN THIS PROSPECTUS.




 YOU'LL FIND TERMS USED IN THIS PROSPECTUS ON PAGE 44.

YOUR INVESTMENT IN THESE FUNDS IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, N.A. (BANK OF AMERICA), THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. YOUR INVESTMENT MAY LOSE MONEY.

AFFILIATES OF BANK OF AMERICA ARE PAID FOR THE SERVICES THEY PROVIDE TO THE
FUNDS.

--------------------------------------------------------------------------------

This booklet, which is called a prospectus, tells you about some Columbia Money Market Funds. Please read it carefully, because it contains information that's designed to help you make informed investment decisions. SUBJECT TO CERTAIN LIMITED EXCEPTIONS, COLUMBIA MONEY MARKET RESERVES, COLUMBIA GOVERNMENT RESERVES, COLUMBIA TAX-EXEMPT RESERVES AND COLUMBIA NEW YORK TAX-EXEMPT RESERVES ARE NO LONGER ACCEPTING NEW INVESTMENTS FROM PROSPECTIVE INVESTORS IN RETAIL A SHARES. PLEASE SEE EACH FUND'S DESCRIPTION FOR MORE INFORMATION.

This prospectus offers Retail A Shares of the Funds. Please turn to BUYING, SELLING AND EXCHANGING SHARES for more information about who is eligible to buy this class of shares.

ABOUT THE FUNDS

The Money Market Funds seek to provide income while protecting the principal of your original investment by investing in money market instruments.

Money market instruments include short-term debt securities that are U.S. government issued or guaranteed or have relatively low risk. Your original investment and your return aren't guaranteed, however, and returns will vary as short-term interest rates change. Over time, the return on money market funds may be lower than the return on other kinds of mutual funds or investments.

ARE THESE FUNDS RIGHT FOR YOU?

Not every Fund is right for every investor. When you're choosing a Fund to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.

The Money Market Funds may be suitable for you if:

  - you're looking for a relatively low risk investment with stability of principal

  - you have short-term income needs

They may not be suitable for you if:

  - you're looking for higher returns and are prepared to assume a higher level of investment risk

  - you're more comfortable with bank deposits that are FDIC-insured

You'll find a discussion of each Fund's investment objective, principal investment strategies and principal risks in the Fund descriptions that start on page 4.

FOR MORE INFORMATION

If you have any questions about the Funds, please call us at 1.800.353.0828 if you're an institutional investor, or 1.800.345.6611 if you're an individual investor. You can also contact your investment professional.

You'll find more information about the Funds in the Statement of Additional Information (SAI). The SAI includes more detailed information about each Fund's investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.

WHAT'S INSIDE
--------------------------------------------------------------------------------

About the Funds
(FILE FOLDER GRAPHIC)

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT ADVISORS, LLC

COLUMBIA MANAGEMENT ADVISORS, LLC (THE ADVISER) IS THE INVESTMENT ADVISER TO EACH OF THE FUNDS. THE ADVISER IS RESPONSIBLE FOR THE OVERALL MANAGEMENT AND SUPERVISION OF THE INVESTMENT MANAGEMENT OF EACH FUND.




 YOU'LL FIND MORE ABOUT THE ADVISER STARTING ON PAGE 27.

--------------------------------------------------------------------------------


------------------------------------------------------------------
COLUMBIA MONEY MARKET RESERVES                                   4
  (FORMERLY, NATIONS MONEY MARKET RESERVES)
------------------------------------------------------------------
COLUMBIA GOVERNMENT RESERVES                                     8
  (FORMERLY, NATIONS GOVERNMENT RESERVES)
------------------------------------------------------------------
COLUMBIA TAX-EXEMPT RESERVES                                    13
  (FORMERLY, NATIONS TAX-EXEMPT RESERVES)
------------------------------------------------------------------
COLUMBIA NEW YORK TAX-EXEMPT RESERVES                           18
  (FORMERLY, NATIONS NEW YORK TAX-EXEMPT RESERVES)
------------------------------------------------------------------
OTHER IMPORTANT INFORMATION                                     24
------------------------------------------------------------------
HOW THE FUNDS ARE MANAGED                                       27

About your investment
(DOLLAR SIGN GRAPHIC)

INFORMATION FOR INVESTORS
  Buying, selling and exchanging shares                         29
     How orders are processed                                   30
  How selling and servicing agents are paid                     34
  Distributions and taxes                                       36
  Legal matters                                                 39
------------------------------------------------------------------
ADDITIONAL HYPOTHETICAL FEES AND EXPENSE INFORMATION            40
------------------------------------------------------------------
TERMS USED IN THIS PROSPECTUS                                   43
------------------------------------------------------------------
WHERE TO FIND MORE INFORMATION                          BACK COVER

COLUMBIA MONEY MARKET RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 27.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

THE FUND IS LISTED ON THE NATIONAL ASSOCIATION OF INSURANCE COMMISSIONERS' APPROVED LIST OF MONEY MARKET MUTUAL FUNDS.

FIRST-TIER SECURITIES

A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN A RATING IN THE HIGHEST CREDIT RATING CATEGORY BY AN NRSRO OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.


(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. These securities include primarily:

  - commercial paper

  - bank obligations

  - short-term debt securities, including instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or instruments backed by, the securities and other assets owned by these issuers

  - short-term taxable municipal securities

  - repurchase agreements secured by first-tier securities, U.S. government obligations or U.S. Treasury obligations

The Fund may also invest in other money market funds, consistent with its investment objective and strategies. When the portfolio management team believes market conditions warrant, the Fund may invest more than 25% of its assets in U.S. dollar denominated bank obligations, including obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------




 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPHIC)     PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
                   SUBJECT TO CERTAIN LIMITED EXCEPTIONS DISCUSSED BELOW, THE FUND IS NO LONGER
                   ACCEPTING NEW INVESTMENTS FROM PROSPECTIVE INVESTORS IN RETAIL A SHARES. SHARES
                   OF THE FUND CURRENTLY MAY ONLY BE PURCHASED BY CURRENT SHAREHOLDERS AND BY
                   INVESTORS WHO PURCHASE SHARES THROUGH EXCHANGES OF RETAIL A SHARES OF OTHER
                   FUNDS.

Columbia Money Market Reserves has the following risks:

      - INVESTMENT STRATEGY RISK -- Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.353.0828 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.345.6611 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

THE RETURNS SHOWN ARE FOR A CLASS NOT OFFERED IN THIS PROSPECTUS THAT HAS SIMILAR ANNUAL RETURNS BECAUSE THE SHARES ARE INVESTED IN THE SAME PORTFOLIO OF SECURITIES. THE ANNUAL RETURNS DIFFER ONLY TO THE EXTENT THAT THE CLASSES DO NOT HAVE THE SAME EXPENSES.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*




      The bar chart shows you how the performance of the Fund's Capital Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               1995     1996     1997     1998     1999     2000     2001     2002     2003     2004
               ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
               5.78%    5.28%    5.62%    5.55%    5.21%    6.46%    4.15%    1.73%    1.05%    1.24%



              *Year-to-date return as of June 30, 2005: 1.27%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 4TH QUARTER 2000:                   1.65%
         WORST: 2ND QUARTER 2004:                  0.23%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                                              LIFE OF
                                               1 YEAR   5 YEARS   10 YEARS     FUND*
         CAPITAL CLASS SHARES                  1.24%     2.91%     4.19%       4.82%

      *THE INCEPTION DATE OF CAPITAL CLASS SHARES IS DECEMBER 7, 1998.

--------------------------------------------------------------------------------






      THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Retail A Shares can be found in the section ADDITIONAL HYPOTHETICAL
                   FEES AND EXPENSE INFORMATION preceding TERMS USED IN THIS PROSPECTUS.

         SHAREHOLDER FEES                                              Retail A
         (Fees paid directly from your investment)                      Shares
         Maximum sales charge (load) imposed on purchases                N/A



         Maximum deferred sales charge (load)                            N/A



         ANNUAL FUND OPERATING EXPENSES
         (EXPENSES THAT ARE DEDUCTED FROM THE FUND'S ASSETS)



         MANAGEMENT FEES(1)                                             0.25%



         Shareholder servicing fees                                     0.07%



                                                                        0.02%
         Other expenses(2)                                               ------



         Total annual Fund operating expenses                           0.34%



                                                                       (0.07)%
         Fee waivers and/or reimbursements                               ------



                                                                        0.27%
         Total net expenses(3)                                           ======

      (1)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (2)Other expenses are based on estimated amounts for the current fiscal year.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE
      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Retail A Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         RETAIL A SHARES                         $28      $102      $184       $424

COLUMBIA GOVERNMENT RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 27.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

THE FUND IS LISTED ON THE NATIONAL ASSOCIATION OF INSURANCE COMMISSIONERS' APPROVED LIST OF MONEY MARKET MUTUAL FUNDS.

FIRST-TIER SECURITIES

A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN A RATING IN THE HIGHEST CREDIT RATING CATEGORY BY AN NRSRO OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   This Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   This Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.
                   Under normal circumstances, the Fund will invest at least 80% of its assets in
                   U.S. government obligations.

THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. These securities include primarily U.S. government obligations and U.S. Treasury obligations, the interest on which is generally free from state income tax.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------




 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPHIC)     PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
                   SUBJECT TO CERTAIN LIMITED EXCEPTIONS DISCUSSED BELOW, THE FUND IS NO LONGER
                   ACCEPTING NEW INVESTMENTS FROM PROSPECTIVE INVESTORS IN RETAIL A SHARES. SHARES
                   OF THE FUND CURRENTLY MAY ONLY BE PURCHASED BY CURRENT SHAREHOLDERS AND BY
                   INVESTORS WHO PURCHASE SHARES THROUGH EXCHANGES OF RETAIL A SHARES OF OTHER
                   FUNDS.

Columbia Government Reserves has the following risks:

      - INVESTMENT STRATEGY RISK -- Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      - TAX CONSIDERATIONS -- The distributions paid by the Fund generally come from interest on U.S. government and U.S. Treasury obligations, which may be free from state income tax, but will be subject to federal income tax and may be subject to other state and local taxes. Any portion of a distribution that comes from income paid on other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes. You should consult with your own tax adviser to determine the tax consequences to you of investing in the Fund.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.353.0828 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.345.6611 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

THE RETURNS SHOWN ARE FOR A CLASS NOT OFFERED IN THIS PROSPECTUS THAT HAS SIMILAR ANNUAL RETURNS BECAUSE THE SHARES ARE INVESTED IN THE SAME PORTFOLIO OF SECURITIES. THE ANNUAL RETURNS DIFFER ONLY TO THE EXTENT THAT THE CLASSES DO NOT HAVE THE SAME EXPENSES.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Liquidity Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               1995     1996     1997     1998     1999     2000     2001     2002     2003     2004
               ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
               5.66%    5.19%    5.34%    5.27%    4.87%    6.17%    3.90%    1.51%    0.88%    1.05%



              *Year-to-date return as of June 30, 2005: 1.16%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 3RD QUARTER 2000:                1.59%
         WORST: 1ST QUARTER 2004:               0.18%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                                               LIFE OF
                                                 1 YEAR   5 YEARS   10 YEARS    FUND*
         LIQUIDITY CLASS SHARES                  1.05%     2.69%     3.97%      3.92%



         *THE INCEPTION DATE OF LIQUIDITY CLASS SHARES IS JANUARY 14, 1991.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Retail A Shares can be found in the section ADDITIONAL HYPOTHETICAL
                   FEES AND EXPENSE INFORMATION preceding TERMS USED IN THIS PROSPECTUS.

         SHAREHOLDER FEES                                              Retail A
         (Fees paid directly from your investment)                      Shares
         Maximum sales charge (load) imposed on purchases                N/A



         Maximum deferred sales charge (load)                            N/A



         ANNUAL FUND OPERATING EXPENSES
         (Expenses that are deducted from the Fund's assets)



         Management fees(1)                                             0.25%



         Shareholder servicing fees                                     0.09%



                                                                        0.03%
         Other expenses(2)                                             ------



         Total annual Fund operating expenses                           0.37%



                                                                      (0.08)%
         Fee waivers and/or reimbursements                             ------



                                                                        0.29%
         Total net expenses(3)                                         ======

      (1)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (2)Other expenses are based on estimated amounts for the current fiscal year.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Retail A Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         RETAIL A SHARES                         $30      $111      $200       $460

COLUMBIA TAX-EXEMPT RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 27.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

FIRST-TIER SECURITIES

A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN A RATING IN THE HIGHEST CREDIT RATING CATEGORY BY AN NRSRO OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from federal income taxes.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. The Fund normally invests all of its assets in municipal securities which pay interest that is free from federal income and alternative minimum taxes. The Fund invests in municipal securities that, at the time of investment, are considered by the portfolio management team to have minimal credit risk and to be of high quality.

The Fund may also invest in instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issuance of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------




 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPHIC)     PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
                   SUBJECT TO CERTAIN LIMITED EXCEPTIONS DISCUSSED BELOW, THE FUND IS NO LONGER
                   ACCEPTING NEW INVESTMENTS FROM PROSPECTIVE INVESTORS IN RETAIL A SHARES. SHARES
                   OF THE FUND CURRENTLY MAY ONLY BE PURCHASED BY CURRENT SHAREHOLDERS AND BY
                   INVESTORS WHO PURCHASE SHARES THROUGH EXCHANGES OF RETAIL A SHARES OF OTHER
                   FUNDS.

Columbia Tax-Exempt Reserves has the following risks:

      - INVESTMENT STRATEGY RISK -- Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      - HOLDING CASH -- The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the portfolio management team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.

      - TAX CONSIDERATIONS -- The distributions paid by the Fund generally come from interest on municipal obligations, which, in turn, generally are free from federal income and alternative minimum taxes, but may be subject to state, local and other taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains generally is subject to federal, state and local taxes. Shares of Columbia Tax-Exempt Reserves would not be suitable investments for tax-advantaged accounts or tax-exempt investors. We generally rely on opinions of the issuer's bond counsel that interest on a bond will be exempt from applicable taxes. Tax authorities are paying increased attention to whether such interest is exempt, and we can't assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.353.0828 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.345.6611 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

THE RETURNS SHOWN ARE FOR A CLASS NOT OFFERED IN THIS PROSPECTUS THAT HAS SIMILAR ANNUAL RETURNS BECAUSE THE SHARES ARE INVESTED IN THE SAME PORTFOLIO OF SECURITIES. THE ANNUAL RETURNS DIFFER ONLY TO THE EXTENT THAT THE CLASSES DO NOT HAVE THE SAME EXPENSES.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Trust Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               1995     1996     1997     1998     1999     2000     2001     2002     2003     2004
               ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
               3.71%    3.31%    3.49%    3.29%    3.09%    3.94%    2.57%    1.20%    0.81%    0.94%



              *Year-to-date return as of June 30, 2005: 0.92%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 4TH QUARTER 2000:                   1.03%
         WORST: 1ST QUARTER 2004:                  0.17%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                                              LIFE OF
                                                1 YEAR   5 YEARS   10 YEARS    FUND*
         TRUST CLASS SHARES                     0.94%     1.89%      2.63%      3.20%



         *THE INCEPTION DATE OF TRUST CLASS SHARES IS MARCH 14, 1988.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER THAT FEES YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Retail A Shares can be found in the section ADDITIONAL HYPOTHETICAL
                   FEES AND EXPENSE INFORMATION preceding TERMS USED IN THIS PROSPECTUS.

         SHAREHOLDER FEES                                              Retail A
         (Fees paid directly from your investment)                      Shares
         Maximum sales charge (load) imposed on purchases                N/A



         Maximum deferred sales charge (load)                            N/A



         ANNUAL FUND OPERATING EXPENSES
         (EXPENSES THAT ARE DEDUCTED FROM THE FUND'S ASSETS)



         MANAGEMENT FEES(1)                                             0.25%



         Shareholder servicing fees                                     0.09%



                                                                        0.03%
         Other expenses(2)                                             ------



         Total annual Fund operating expenses                           0.37%



                                                                      (0.08)%
         Fee waivers and/or reimbursements                             ------



                                                                        0.29%
         Total net expenses(3)                                         ======

      (1)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (2)Other expenses are based on estimated amounts for the current fiscal year.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Retail A Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         RETAIL A SHARES                         $30      $111      $200       $460

COLUMBIA NEW YORK TAX-EXEMPT RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 27.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from New York state individual income tax and federal income taxes.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

Under normal circumstances, the Fund will invest at least 80% of its assets in securities that pay interest that is free from federal income tax and New York state individual income tax. These securities are issued by or on behalf of the State of New York, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers.

The Fund may invest up to 20% of its assets in municipal securities that finance private projects, called private activity bonds.

The Fund may also invest in instruments issued by certain trusts or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating local, national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issuance of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------




 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         SUBJECT TO CERTAIN LIMITED EXCEPTIONS DISCUSSED BELOW, THE FUND IS NO LONGER
                   ACCEPTING NEW INVESTMENTS FROM PROSPECTIVE INVESTORS IN RETAIL A SHARES. SHARES
                   OF THE FUND CURRENTLY MAY ONLY BE PURCHASED BY CURRENT SHAREHOLDERS AND BY
                   INVESTORS WHO PURCHASE SHARES THROUGH EXCHANGES OF RETAIL A SHARES OF OTHER
                   FUNDS.

Columbia New York Tax-Exempt Reserves has the following risks:
      - INVESTMENT STRATEGY RISK -- This Fund is considered to be non-diversified because it invests most of its assets in securities that pay interest that is free from personal income tax in one state. The value of the Fund and the amount of interest it pays could also be affected by the financial conditions of the state, its public authorities and local governments. Although the Fund tries to maintain a share price of $1.00, an investment in the Fund could lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      - HOLDING CASH -- The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the portfolio management team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.

      - TAX CONSIDERATIONS -- The distributions paid by the Fund generally come from interest on New York municipal obligations, which, in turn, generally are free from federal income tax and New York State and New York City individual income tax, but may be subject to alternative minimum taxes and other state and local taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains generally is subject to federal, state and local taxes. Shares of Columbia New York Tax-Exempt Reserves would not be a suitable investment for tax-advantaged accounts or tax-exempt investors. We generally rely on opinions of the issuer's bond counsel that interest on a bond will be exempt from applicable taxes. Tax authorities are paying increased attention to whether such interest is exempt, and we can't assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund.

      - STATE-SPECIFIC RISK -- State-specific risk is the chance that the Fund, because it invests primarily in securities issued by New York State, New York City and New York's other municipalities, is more vulnerable to unfavorable developments in New York than funds that invest in municipal bonds of many different states. Although New York's economy is diverse, with a comparatively large share of the nation's finance, insurance, transportation, communications and services employment and a very small share of the nation's farming and mining activity, adverse conditions affecting any one of these industries could have a negative impact on New York municipal securities. Travel and tourism also constitute an important part of the New York State and City economies. The September 11, 2001 terrorist attack on the World Trade Center in New York City has had and is likely to continue to have an adverse effect on all areas of the New York economy. In this regard, the long recovery from September 11th and the loss of momentum in the national recovery due to corporate governance scandals and international tensions resulted in a lengthening of the State's recession. In addition, State costs for employee pensions have increased dramatically, while costs associated with Medicaid, welfare and other entitlement programs have also risen, reflecting the impact of the national recession and jobless recovery that has followed.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.353.0828 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.345.6611 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

THE RETURNS SHOWN ARE FOR A CLASS NOT OFFERED IN THIS PROSPECTUS THAT HAS SIMILAR ANNUAL RETURNS BECAUSE THE SHARES ARE INVESTED IN THE SAME PORTFOLIO OF SECURITIES. THE ANNUAL RETURNS DIFFER ONLY TO THE EXTENT THAT THE CLASSES DO NOT HAVE THE SAME EXPENSES.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Capital Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               2003     2004
               ----     ----
               0.94%    1.06%



              *Year-to-date return as of June 30, 2005: 0.97%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 4TH QUARTER 2004:           0.36%
         WORST: 3RD QUARTER 2003:          0.20%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                                            LIFE OF
                                                                   1 YEAR    FUND*
         CAPITAL CLASS SHARES                                      1.06%     1.08%




      *THE INCEPTION DATE OF CAPITAL CLASS SHARES IS FEBRUARY 15, 2002.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Retail A Shares can be found in the section ADDITIONAL HYPOTHETICAL
                   FEES AND EXPENSE INFORMATION preceding TERMS USED IN THIS PROSPECTUS.

         SHAREHOLDER FEES                                              Retail A
         (Fees paid directly from your investment)                      Shares
         Maximum sales charge (load) imposed on purchases                N/A



         Maximum deferred sales charge (load)                            N/A



         ANNUAL FUND OPERATING EXPENSES
         (EXPENSES THAT ARE DEDUCTED FROM THE FUND'S ASSETS)



         MANAGEMENT FEES(1)                                             0.25%



         Shareholder servicing fees                                     0.10%



                                                                        0.28%
         Other expenses(2)                                             ------



         Total annual Fund operating expenses                           0.63%



                                                                      (0.33)%
         Fee waivers and/or reimbursements                             ------



                                                                        0.30%
         Total net expenses(3)                                         ======

      (1)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (2)Other expenses are based on estimated amounts for the current fiscal year.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------

      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Retail A Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         RETAIL A SHARES                         $31      $168      $319       $755

Other important information
(LINE GRAPH GRAPHIC)

You'll find specific information about each Fund's investment objective, principal investment strategies and risks in the descriptions starting on page
4. The following are some other risks and information you should consider before you invest:

      - SPECIAL RULES FOR MONEY MARKET FUNDS -- Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Funds, like all money market funds:

        - may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less

        - must maintain an average dollar-weighted maturity of 90 days or less

        - may normally invest no more than 5% of their total assets in securities of the same issuer, other than U.S. government securities; however, they may invest up to 25% of their total assets in first-tier securities of a single issuer for up to three business days (except for Columbia New York Tax-Exempt Reserves)

        - may generally only invest in U.S. dollar denominated instruments that are determined to have minimal credit risk and are first-tier securities, except for Columbia New York Tax-Exempt Reserves, which also may invest in second-tier securities.

      - CHANGING INVESTMENT OBJECTIVES AND POLICIES -- The investment objective and certain investment policies of any Fund can be changed without shareholder approval. The 80% Policy of certain Funds may be changed without shareholder approval by giving the shareholder at least 60 days notice. The 80% Policy of certain other Funds and other investment policies of any Fund may be changed only with shareholder approval.

      - CHANGING TO A FEEDER FUND -- Unlike traditional mutual funds, which invest in individual securities, a "feeder fund" invests all of its assets in another fund, called a "master portfolio." Other feeder funds generally also invest in a master portfolio. The master portfolio invests in individual securities and has the same investment objective, investment strategies and principal risks as the feeder funds. This structure can help reduce a feeder fund's expenses because its assets are combined with those of other feeder funds. If a master portfolio doesn't attract other feeder funds, however, a feeder fund's expenses could be higher than those of a traditional mutual fund.

        Each Fund may become a feeder fund if the Board decides this would be in the best interest of shareholders. We don't require shareholder approval to make the change, but we'll notify you if it happens. If a Fund becomes a feeder fund, it will have the additional risks of investing in a master portfolio.

      - INVESTING DEFENSIVELY -- A Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. A Fund may not achieve its investment objective while it is investing defensively. Any cash a Fund holds for defensive or other reasons may not earn income.

      - BANK OF AMERICA AND ITS AFFILIATES -- Bank of America and its affiliates currently provide services to some or all of the Funds, including investment advisory, distribution, administration, shareholder servicing, sub-transfer agency and brokerage services, and are paid for providing these services. Bank of America and its affiliates also may, at times, provide other services and be compensated for them, including transfer agency, interfund lending and securities lending services, or make loans to the Funds. Finally, Bank of America or its affiliates may serve as counterparties in transactions with Columbia Funds where permitted by law or regulation, and may receive compensation in that capacity.

      - PORTFOLIO SECURITIES DISCLOSURE -- A description of Columbia Funds' policies and procedures with respect to the disclosure of portfolio securities is available in the Funds' SAI and on the Columbia Funds' website at www.columbiafunds.com under Fund Portfolio Data. In addition, a complete list of each Fund's portfolio holdings for each calendar month will be available upon request 5 business days following each month-end.

      - INFORMATION FOR FEDERALLY CHARTERED CREDIT UNIONS -- Shares of Columbia Government Reserves are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration Rules and Regulations and the National Credit Union Administration Letter Number 155.

      - HOUSEHOLDING -- In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of a Fund's prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at 1.800.345.6611 or if your shares are held through a financial institution please contact them directly. We will begin sending your individual copies with the next scheduled mailing.

      - PORTFOLIO TRANSACTION COSTS -- Each Fund may incur significant transaction costs that are in addition to the total annual Fund operating expenses disclosed in the fee tables. These transaction costs are made up of all the costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of a Fund's transactions costs are not.

      - MUNICIPAL SECURITIES -- State and local governments issue municipal securities to raise money to finance public works, to repay outstanding obligations, to raise funds for general operating expenses and to make loans to other public institutions. Some municipal securities, known as private activity bonds, are issued to finance projects for private companies. Municipal securities, which can be issued as bonds, notes or commercial paper, usually have fixed interest rates, although some have interest rates that change from time to time. There are several types of municipal securities. General obligation securities are secured by the issuer's full faith, credit and taxing power. Revenue securities are usually payable only from revenues derived from specific facilities or revenue sources. Private activity bonds are usually revenue securities since they are typically payable by the private user of the facilities financed by the bonds.

      - REPURCHASE AGREEMENTS -- Repurchase agreements are transactions in which a Fund buys securities from a seller (usually a bank or broker-dealer) who agrees to buy them back from the Fund on a certain date and at a certain price. Repurchase agreements, while backed by collateral, carry some risk that the other party may not fulfill its obligations under the agreement.

      - OTHER TYPES OF INVESTMENTS -- This prospectus describes each Fund's main investment strategies and the particular types of securities in which each Fund mainly invests. Each Fund may, from time to time, pursue other investment strategies and make other types of investments in support of its overall investment goal. These supplemental investment strategies, which are not considered to be main investment strategies of the Funds -- and the risks involved -- are described in detail in the SAI, which is referred to on the back cover of this prospectus.

How the Funds are managed

(PEOPLE GRAPHIC)

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT ADVISORS, LLC

100 FEDERAL STREET
BOSTON, MA 02110

COLUMBIA MANAGEMENT GROUP, LLC (COLUMBIA MANAGEMENT) IS THE PRIMARY INVESTMENT MANAGEMENT DIVISION OF BANK OF AMERICA CORPORATION. THE ADVISER IS A COLUMBIA MANAGEMENT ENTITY THAT FURNISHES INVESTMENT MANAGEMENT SERVICES AND ADVISES INSTITUTIONAL AND MUTUAL FUND PORTFOLIOS.

--------------------------------------------------------------------------------


INVESTMENT ADVISER

The Adviser is the investment adviser to over 70 mutual fund portfolios in the Columbia Funds Family, including the Money Market Funds described in this prospectus.

The Adviser is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes, including equity and fixed income securities, and money market instruments.

Currently managing more than $185 billion, the Adviser acts as investment manager for individuals, corporations, private investment companies and financial institutions.

Columbia Funds pays the Adviser an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly.

A discussion regarding the basis for the Board of Trustees approving the investment advisory agreement with the Adviser is available in the Funds' annual report to shareholders for the fiscal year ended March 31.

The Adviser has agreed to waive fees and/or reimburse expenses for certain Funds until July 31, 2006. You'll find a discussion of any waiver and/or reimbursement in the Fund descriptions. There is no assurance that the Adviser will continue to waive and/or reimburse any fees and/or expenses after this date.

The following chart shows the maximum advisory fees the Adviser can receive, along with the actual advisory fees the Adviser and/or an affiliate received during the Funds' last fiscal year, after waivers and/or reimbursements:

ANNUAL INVESTMENT ADVISORY FEE, AS A % OF AVERAGE DAILY NET ASSETS


                                                             MAXIMUM    ACTUAL FEE
                                                             ADVISORY    PAID LAST
                                                               FEE      FISCAL YEAR
  COLUMBIA MONEY MARKET RESERVES                              0.15%        0.12%



  COLUMBIA GOVERNMENT RESERVES                                0.15%        0.12%



  COLUMBIA TAX-EXEMPT RESERVES                                0.15%        0.12%



  COLUMBIA NEW YORK TAX-EXEMPT RESERVES                       0.15%        0.15%

INVESTMENT SUB-ADVISER

Columbia Funds and the Adviser may engage one or more investment sub-advisers for each Fund to make day-to-day investment decisions for the Fund. The Adviser retains ultimate responsibility (subject to Board oversight) for overseeing the sub-advisers and evaluates the Funds' needs and available sub-advisers' skills and abilities on an ongoing basis. Based on its evaluations, the Adviser may at times recommend to the Board that a Fund:

  - change, add or terminate one or more sub-advisers;

  - continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or

  - materially change a sub-advisory agreement with a sub-adviser.

A discussion regarding the basis for the Board of Trustees approving the investment sub-advisory agreement with each sub-adviser is available in the Funds' annual report to shareholders for the fiscal year ended March 31.

Applicable law requires a Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders' best interests. The Adviser and the Funds have applied for relief from the SEC to permit the Funds to act on many of the Adviser's recommendations with approval only by the Board and not by Fund shareholders. The Adviser or a Fund would inform the Fund's shareholders of any actions taken in reliance on this relief. Until the Adviser and the Funds obtain the relief, each Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
DISTRIBUTORS, INC.

ONE FINANCIAL CENTER
BOSTON, MA 02111-2621

--------------------------------------------------------------------------------


OTHER SERVICE PROVIDERS

The Funds are distributed by Columbia Management Distributors, Inc. (Distributor), a registered broker/dealer. The Distributor may pay shareholder servicing fees and/or other compensation to companies for providing services to investors.


--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
ADVISORS, LLC

100 FEDERAL STREET
BOSTON, MA 02110

--------------------------------------------------------------------------------


Columbia Management Advisors, LLC is the administrator of the Funds, and is responsible for overseeing the administrative operations of the Funds. The Funds pay Columbia Management Advisors, LLC a fee of 0.10% for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Funds, and is paid monthly.

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
SERVICES, INC.

ONE FINANCIAL CENTER
BOSTON, MA 02111-2621

--------------------------------------------------------------------------------


Columbia Management Services, Inc., formerly known as Columbia Funds Services (Transfer Agent), is the transfer agent for the Funds' shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

ABOUT YOUR INVESTMENT
--------------------------------------------------------------------------------

Buying, selling and exchanging shares
(DOLLAR SIGN GRAPHIC)

--------------------------------------------------------------------------------

WHEN YOU SELL SHARES OF A MUTUAL FUND, THE FUND IS EFFECTIVELY "BUYING" THEM BACK FROM YOU. THIS IS CALLED A REDEMPTION.

--------------------------------------------------------------------------------


This prospectus offers Retail A Shares of the Funds. Here are some general rules about this class of shares:

  - Retail A Shares are only available to existing shareholders of Retail A Shares.

You'll find more information about buying, selling and exchanging Retail A Shares on the pages that follow. You should also ask your financial institution or intermediary about its limits, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related services and programs.

The Funds also offer other classes of shares, with different features and expense levels, which you may be eligible to buy. If you have questions about buying, selling or exchanging, or you need help placing an order, please call us at 1.800.353.0828 if you're an institutional investor, or 1.800.345.6611 if you're an individual investor. You can also contact your investment professional.

Federal law requires the Funds to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Funds may need to delay the date of your purchase or may be unable to open your account which may result in a return of your investment monies. In addition, if the Funds are unable to verify your identity after your account is open, the Funds reserve the right to close your account or take other steps as deemed reasonable. The Funds shall not be held liable for any loss resulting from any purchase delay, application rejection, or account closure due to a failure to provide proper identifying information.

--------------------------------------------------------------------------------

A BUSINESS DAY IS ANY DAY THAT THE FEDERAL RESERVE BANK OF NEW YORK AND THE NEW YORK STOCK EXCHANGE (NYSE) ARE OPEN. THE MONEY MARKET FUNDS RESERVE THE RIGHT TO CLOSE EARLY ON BUSINESS DAYS PRECEDING OR FOLLOWING NATIONAL HOLIDAYS, IF THE PRIMARY GOVERNMENT SECURITIES DEALERS HAVE CLOSED EARLY AND/OR IF THE BOND MARKET ASSOCIATION RECOMMENDS THAT THE SECURITIES MARKETS CLOSE EARLY.

IN ADDITION TO WEEKENDS, EITHER THE FEDERAL RESERVE BANK OF NEW YORK OR THE NYSE IS CLOSED ON THE FOLLOWING NATIONAL HOLIDAYS: NEW YEAR'S DAY, MARTIN LUTHER KING, JR. DAY, PRESIDENTS' DAY, GOOD FRIDAY, MEMORIAL DAY, INDEPENDENCE DAY, LABOR DAY, COLUMBUS DAY, VETERANS DAY, THANKSGIVING DAY AND CHRISTMAS DAY.

--------------------------------------------------------------------------------


HOW SHARES ARE PRICED

All transactions are based on the price of a Fund's shares -- or its net asset value per share. We calculate net asset value per share at the following times (unless the Fund closes early):

  - 9:45 a.m., 11:00 a.m., 2:30 p.m. and 5:00 p.m. Eastern time each business day for each share class of Columbia Money Market Reserves

  - 9:45 a.m., 11:00 a.m. and 2:30 p.m. Eastern time each business day for each share class of Columbia Government Reserves

  - 12:00 noon Eastern time each business day for each share class of Columbia Tax-Exempt Reserves

  - 11:30 a.m. Eastern time each business day for each share class of Columbia New York Tax-Exempt Reserves

First, we calculate the net asset value for each class of a Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.

Although we try to maintain a net asset value per share of $1.00 for the Funds, we can't guarantee that we will be able to do so.

VALUING SECURITIES IN A FUND

The value of a Fund's assets is based on the total market value of all of the securities it holds. We use the amortized cost method, which approximates market value, to value the assets in the Money Market Funds.

HOW ORDERS ARE PROCESSED

Orders to buy, sell or exchange shares are processed on business days. Orders to buy, sell or exchange shares may be delivered to the Transfer Agent by phone, in writing, or through the internet. For more information on account and trading restrictions and special sign-up procedures for internet transactions, please call us at 800-353-0828 for institutional investors or 800-345-6611 for individual investors. The Transfer Agent has procedures in place to authenticate electronic instructions. You will be asked to accept the terms of an online agreement(s) and utilize a password for internet services. Orders received in good order by the Fund, Distributor, Transfer Agent or their agents by the following times on a business day (unless the Fund closes early) will be processed as follows:

  - If your order for Columbia Money Market Reserves is received in good form by the Transfer Agent by 5:00 p.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you'll receive that day's dividends). If your order is received in good form by the Transfer Agent after 5:00 p.m. Eastern time, you will receive the next net asset value per share determined on the next business day (and in the case of purchases you'll begin receiving dividends the following day).

  - If your order for Columbia Government Reserves is received in good form by the Transfer Agent by 2:30 p.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you'll receive that day's dividends). If your order is received in good form by the Transfer Agent after 2:30 p.m. you will receive the next net asset value per share determined on the following business day (and in the case of purchases you'll begin receiving dividends the next day).

  - If your order for Columbia Tax-Exempt Reserves is received and accepted by the Transfer Agent by 12:00 noon p.m. Eastern Time, you will receive that day's net asset value per share. If your order is received in good form by the Transfer Agent after 12:00 noon p.m. Eastern time, you will receive the next net asset value per share determined on the following business day (and in the case of purchases you'll begin receiving dividends the next day).

  - If your order for Columbia New Your Tax-Exempt Reserves is received and accepted by the Transfer Agent by 11:30 a.m. Eastern time, you will receive that day's net asset value per share. If your order is received in good form by the Transfer Agent after 11:30 a.m. Eastern time, you will receive the next net asset value per share determined on the following business day (and in the case of purchases you'll begin receiving dividends the next day).

Investors are encouraged to place orders to sell as early in the day as possible. Orders received after these times will receive the next business day's net asset value per share. The business day that applies to an order is also called the trade date. We may refuse any order to buy or exchange shares. If this happens, we'll return any money we've received.

TELEPHONE ORDERS
You can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of our account application and send it to us.

Here's how telephone orders work:

  - If you sign up for telephone orders after you open your account, you must have your signature Medallion Guaranteed.

  - Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order.

  - We'll take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. If we and our service providers don't take these steps, we may be liable for any losses from unauthorized or fraudulent instructions.

  - Telephone orders may be difficult to complete during periods of significant economic or market change.

--------------------------------------------------------------------------------

THE NET ASSET VALUE PER SHARE IS THE PRICE OF A SHARE CALCULATED BY A FUND EVERY BUSINESS DAY.

--------------------------------------------------------------------------------


(DOLLAR SIGN       BUYING SHARES
  GRAPHIC)

      Here are some general rules for buying shares:

        - You buy Retail A Shares at net asset value per share.

        - We must receive payment within three business days of your order date.

          If we receive payment after this time, we'll refuse the order. We'll return any payment received for orders that we refuse. We can change this time under certain circumstances, for example, when there's more wiring activity than normal.

        - Financial institutions and intermediaries are responsible for sending orders to us and for ensuring that we receive your money on time.

        - Shares purchased are recorded on the books of the Fund. We don't issue certificates.

--------------------------------------------------------------------------------

"GOOD FORM" MEANS THAT THE MONEY USED TO PURCHASE YOUR SHARES IS FULLY COLLECTED. WHEN SELLING SHARES BY LETTER OF INSTRUCTION, "GOOD FORM" ALSO MEANS
(I) YOUR LETTER HAS COMPLETE INSTRUCTIONS, THE PROPER SIGNATURES AND MEDALLION SIGNATURE GUARANTEES IF NECESSARY AND (II) ANY OTHER REQUIRED DOCUMENTS ARE ATTACHED. SIGNATURES MUST BE GUARANTEED BY EITHER A BANK, A MEMBER FIRM OF A NATIONAL STOCK EXCHANGE OR ANOTHER ELIGIBLE GUARANTOR THAT PARTICIPATES IN THE MEDALLION SIGNATURE GUARANTEE PROGRAM FOR REDEMPTIONS OVER $100,000, ALTERNATE PAYEE OR MAILING INSTRUCTIONS. FOR ADDITIONAL DOCUMENTS REQUIRED FOR SALES BY CORPORATIONS, AGENTS FIDUCIARIES, SURVIVING JOINT OWNERS AND OTHER LEGAL ENTITIES PLEASE CALL 1.800.353.0828 (INSTITUTIONAL INVESTORS) OR 1.800.345.6611 (INDIVIDUAL INVESTORS). NO INTEREST WILL BE PAID ON UNCASHED REDEMPTION CHECKS.







 FOR MORE INFORMATION ABOUT TELEPHONE ORDERS, SEE HOW ORDERS ARE PROCESSED.

--------------------------------------------------------------------------------


(DOLLAR SIGN       SELLING SHARES
  GRAPHIC)

      Here are some general rules for selling shares:

        - We normally send the sale proceeds by Fedwire as soon as practicable following the determination time applicable to your order. For more information please refer to How orders are processed or contact the Transfer Agent.

        - You can sell up to $100,000 of shares by telephone to the address of record or via ACH to your bank in a 30-day period if you qualify for telephone orders. Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request.

        - If you paid for shares with a check that wasn't certified, we'll hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.

        - Financial institutions and intermediaries are responsible for sending orders to us and for depositing the sale proceeds to your account on time.

        - If you hold any shares in certificate form, you must sign the certificates (or send a signed stock power with them) and send them to the Transfer Agent. Your signature must be Medallion Guaranteed unless you've made other arrangements with us. We may ask for other information we need to prove that the order is properly authorized.

        - Under certain circumstances allowed under the 1940 Act, we can pay you in securities or other property when you sell your shares.

        - We can delay payment of the sale proceeds of Columbia Money Market Reserves or Columbia Government Reserves for one day, or longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Banks or under the extraordinary circumstances described in
          Section 22(e) of the 1940 Act. Generally, those extraordinary circumstances are when: (i) the NYSE is closed or trading is restricted, (ii) an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of the Fund's net assets not reasonably practicable, or (iii) the SEC by order permits the suspension of the right of redemption for the protection of investors.

        - We can delay payment of the sale proceeds of Columbia Tax-Exempt Reserves or Columbia New York Tax-Exempt Reserves for up to seven days.

        - Other restrictions may apply to retirement plan accounts. For more information about these restrictions, please contact your retirement plan administrator.

      We may sell your shares:

        - if the value of your account falls below $250 (other than as a result of depreciation in share value). The Transfer Agent will send you 60 days' written notification of such action and provide details on how you can add money to your account to avoid this penalty

        - if a financial institution or intermediary tells us to sell your shares under arrangements made with you
        - under certain other circumstances allowed under the 1940 Act

--------------------------------------------------------------------------------

YOU SHOULD MAKE SURE YOU UNDERSTAND THE INVESTMENT OBJECTIVE AND POLICIES OF THE FUND YOU'RE EXCHANGING INTO. PLEASE READ ITS PROSPECTUS CAREFULLY.

--------------------------------------------------------------------------------


(ARROW GRAPHIC)    EXCHANGING SHARES

      You can generally sell shares of a Fund to buy shares of another Fund distributed by the Distributor. This is called an exchange. You might want to do this if your investment goals or tolerance for risk change.

      Here's how exchanges work:

        - You can generally exchange Retail A Shares of a Fund for Retail A Shares of any other Fund distributed by the Distributor. Some exceptions apply.

        - The rules for buying shares of a Fund, including any minimum investment requirements, apply to exchanges into that Fund.

        - You may only make exchanges into a Fund that is legally sold in your state of residence.

        - You generally may only make an exchange into a Fund that is accepting investments.

        - A sales charge may apply when exchanging from a Money Market Fund to a Fund with a front-end sales charge.

        - We may limit the number of exchanges you can make within a specified period of time.

        - We may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

        - You cannot exchange any shares you own in certificate form until Transfer Agent has received the certificate and deposited the shares to your account.

How selling and servicing agents are paid
(PERCENT GRAPHIC)

--------------------------------------------------------------------------------

THE SERVICING AGENT MAY CHARGE OTHER FEES FOR SERVICES PROVIDED TO YOUR ACCOUNT.

--------------------------------------------------------------------------------


Selling and servicing agents usually receive compensation based on your investment in the Funds. The kind and amount of the compensation depends on the share class in which you invest. Selling agents typically pay a portion of the compensation they receive to their investment professionals.

SHAREHOLDER SERVICING FEES

Servicing agents are compensated for providing services to investors under a shareholder servicing plan.

Servicing agents may receive a maximum annual shareholder servicing fee as follows of the average daily net assets of Retail A Shares of the Funds.

  - 0.10% of Columbia New York Tax-Exempt Reserves

  - 0.09% of Columbia Tax-Exempt Reserves

  - 0.07% of Columbia Money Market Reserves

  - 0.09% of Columbia Government Reserves

Fees are calculated daily and paid monthly. Because these fees are paid out of the Funds' assets on an ongoing basis, over time they will increase the cost of your investment, and may cost you more than any sales charges you may pay.

The Funds pay these fees to eligible servicing agents for as long as the plan continues. We may reduce or discontinue payments at any time.

OTHER COMPENSATION

Servicing agents may also receive:

  - a bonus, incentive or other compensation relating to the sale, promotion and marketing of the Funds

  - non-cash compensation like trips to sales seminars, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise

Any such compensation, which is paid by the Adviser or Distributor and not by the Funds, is discretionary and may be available only to selected selling and servicing agents. For example, the Distributor sometimes sponsors promotions involving Banc of America Investment Services, Inc., an affiliate of the Adviser and Distributor, and certain other selling or servicing agents. Selected selling or servicing agents also may receive compensation for opening or servicing a minimum number of accounts.

The Adviser and Distributor may pay significant amounts from their own assets to selling or servicing agents of the Funds for distribution-related activities or other services they provide. These amounts, which are in addition to any sales charges, distribution (12b-1) and shareholder servicing fees paid by the Funds, may be fixed dollar amounts or a percentage of sales or both, and may be up-front or ongoing payments or both. Agents may agree to provide a variety of marketing related services or access-advantages to the Funds, including, for example, presenting Funds on "preferred" or "select" lists, in return for the payments. Selling or servicing agents, in turn, may pay some or all of these amounts to their employees who recommend or sell Fund shares or allocate or invest client assets among different investment options.

In addition, the Adviser and Distributor may pay significant amounts from their own assets for services provided and costs incurred by third parties of a type that would typically be provided or incurred directly by the Columbia Funds' transfer agent. The Columbia Funds also may pay significant amounts to third party intermediaries, including selling and servicing agents, for providing these types of services or incurring these types of costs.

These and other payments, and the difference between payments made with respect to the Funds and those made with respect to other mutual funds available through the agent, may give rise to conflicts of interest between the agent and its clients. You should be aware of these potential conflicts of interest and discuss these matters with your selling or servicing agent.

Distributions and taxes
(TAXES GRAPHIC)

--------------------------------------------------------------------------------

THE POWER OF COMPOUNDING

REINVESTING YOUR DISTRIBUTIONS BUYS YOU MORE SHARES OF A FUND -- WHICH LETS YOU TAKE ADVANTAGE OF THE POTENTIAL FOR COMPOUND GROWTH.

PUTTING THE MONEY YOU EARN BACK INTO YOUR INVESTMENT MEANS IT, IN TURN, MAY EARN EVEN MORE MONEY. OVER TIME, THE POWER OF COMPOUNDING HAS THE POTENTIAL TO SIGNIFICANTLY INCREASE THE VALUE OF YOUR INVESTMENT. THERE IS NO ASSURANCE, HOWEVER, THAT YOU'LL EARN MORE MONEY IF YOU REINVEST YOUR DISTRIBUTIONS.

--------------------------------------------------------------------------------

ABOUT DISTRIBUTIONS

A mutual fund can make money two ways:

  - It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.

  - A fund can also have capital gain if the value of its investments increases. If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.

A mutual fund is not subject to federal income tax as long as it distributes all of its net investment income and net realized capital gain to its shareholders. The Funds intend to pay out a sufficient amount of their income and capital gain to their shareholders so the Funds won't have to pay any federal income tax. When a Fund makes this kind of a payment, it's split among all shares and is called a distribution.

Although the Funds do not expect to realize any capital gain, any capital gain realized by a Fund will be distributed at least once a year. The Funds declare distributions of net investment income each business day, and pay them on the first business day of each month. Normally, each Fund will declare and pay distributions of net investment income as indicated above. The Funds may, however, declare and pay distributions of net investment income more frequently.

Any distribution you receive is paid based on the number of shares you hold on the record date, which is usually the day the distribution is declared (daily distribution Funds) or the day before the distribution is declared (all other Funds). Shares are eligible to receive net investment income distributions from the settlement date (daily distribution Funds), trade date (all other Funds) or realized capital gain from the trade date of the purchase up to and including the day before the shares are sold.

Different share classes of a Fund usually pay different net investment income distribution amounts, because each class has different expenses.

We'll automatically reinvest distributions in additional shares of the same Fund unless you tell us you want to receive your distributions in cash. You can do this by writing to us at the address on the back cover, or by calling us at
1.800.353.0828 if you're an institutional investor, or 1.800.345.6611 if you're an individual investor. Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

--------------------------------------------------------------------------------

THIS INFORMATION IS A SUMMARY OF HOW FEDERAL INCOME TAXES MAY AFFECT YOUR INVESTMENT IN THE FUNDS. IT DOES NOT APPLY TO FOREIGN OR TAX-EXEMPT INVESTORS OR THOSE HOLDING FUND SHARES THROUGH A TAX-ADVANTAGED ACCOUNT, SUCH AS A 401(K) PLAN OR IRA. THIS INFORMATION IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING. YOU SHOULD CONSULT WITH YOUR OWN TAX ADVISER ABOUT YOUR SITUATION, INCLUDING ANY FOREIGN, STATE AND LOCAL TAXES THAT MAY APPLY.




 FOR MORE INFORMATION ABOUT TAXES, PLEASE SEE THE SAI.

--------------------------------------------------------------------------------


HOW TAXES AFFECT YOUR INVESTMENT

Distributions of a Fund's ordinary income and any net short-term capital gain, if any, generally are taxable to you as ordinary income. Although the Funds do not expect to realize any capital gain, any distributions of realized net long-term capital gain, if any, generally are taxable to you as long-term capital gain.

In general, corporate shareholders will not be able to deduct any distributions when determining their taxable income. Fund distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund. Following the end of each year, we'll send you a notice that tells you how much you've received in distributions during the year and their federal tax status. State and local taxes may also apply to distributions.

COLUMBIA TAX-EXEMPT RESERVES AND COLUMBIA NEW YORK TAX-EXEMPT RESERVES

In general, you will not be subject to federal income tax on distributions from Columbia Tax-Exempt Reserves and Columbia New York Tax-Exempt Reserves of their tax-exempt interest income. Distributions from Columbia New York Tax-Exempt Reserves of its interest income from New York municipal securities will not be subject to New York State and New York City individual income tax. Distributions from these Funds, however, may be subject to state, local and other taxes.

Although these Funds do not intend to earn any taxable income or capital gain, any distributions of such income or gain generally are subject to tax.

A portion of the distributions from Columbia New York Tax-Exempt Reserves may also be subject to alternative minimum taxes.

U.S. GOVERNMENT OBLIGATIONS

If you invest in U.S. government obligations directly, interest on those obligations is free from state and local individual income taxes. Distributions you receive that come from interest a Fund earns from U.S. government obligations may not be exempt from these taxes. Please consult with your tax adviser.

WITHHOLDING TAX

We're required by federal law to withhold tax on any distributions and redemption proceeds paid to you (including amounts paid in securities redemptions and exchanges) if:

  - you haven't given us a correct Taxpayer Identification Number (TIN), usually your social security or employer identification number, and haven't certified that the TIN is correct and withholding doesn't apply

  - the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records

  - the IRS informs us that you are otherwise subject to backup withholding

The IRS may also impose penalties against you if you don't give us a correct
TIN.

Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.

TAXATION OF REDEMPTIONS AND EXCHANGES

As long as a Fund continually maintains a $1.00 net asset value per share, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your shares of the Fund.

Legal matters

On February 9, 2005, Banc of America Capital Management, LLC ("BACAP" (now, the Advisor)) and BACAP Distributors, LLC (which has subsequently merged into the Distributor) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the SEC (the "SEC Order"). A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website. Under the terms of the NYAG Settlement and SEC Order, BACAP and BACAP Distributors, LLC have agreed, among other things, to pay disgorgement and civil money penalties, to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices, to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures and to reduce management fees for five years. BACAP and BACAP Distributors, LLC are currently in the process of implementing the various terms of the NYAG Settlement and SEC Order.

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Columbia Funds Series Trust (formerly known as Nations Funds Trust), its Board of Trustees, Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors, LLC (collectively "BAC"). On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust (now known as Columbia Funds Series Trust), the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under the federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action. The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

Separately, a putative class action (Reinke v. Bank of America N.A., et al.) was filed against Nations Funds Trust and others on December 6, 2004 in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. Nations Funds Trust has filed a "motion to dismiss" that is pending. Discovery has recently been initiated. At the present time, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

Additional hypothetical fees and expense information

The supplemental hypothetical investment information that follows provides additional information about the effect of the fees and expenses of each Fund, including investment advisory fees and other Fund costs, on the Funds' returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in the class of the Funds assuming a 5% return each year, the hypothetical year-end balance before fees and expenses and the cumulative return after fees and expenses. The charts also assume that the annual expense ratios stay the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratio used for each Fund, which is the same as that stated in the Annual Fund Operating Expenses tables, is reflected in the charts and is net of any contractual fee waiver or expense reimbursement. Your actual costs may be higher or lower.

COLUMBIA MONEY MARKET RESERVES -- RETAIL A SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              0.27%                            $10,000.00                              5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-   CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE     AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES        FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00              4.73%            $10,473.00      $ 27.64
       2           10.25%            $11,025.00              9.68%            $10,968.37      $ 28.95
       3           15.76%            $11,576.25             14.87%            $11,487.18      $ 30.31
       4           21.55%            $12,155.06             20.31%            $12,030.52      $ 31.75
       5           27.63%            $12,762.82             26.00%            $12,599.56      $ 33.25
       6           34.01%            $13,400.96             31.96%            $13,195.52      $ 34.82
       7           40.71%            $14,071.00             38.20%            $13,819.67      $ 36.47
       8           47.75%            $14,774.55             44.73%            $14,473.34      $ 38.20
       9           55.13%            $15,513.28             51.58%            $15,157.93      $ 40.00
      10           62.89%            $16,288.95             58.75%            $15,874.90      $ 41.89
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                         $ 5,874.90
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                           $343.28

COLUMBIA GOVERNMENT RESERVES -- RETAIL A SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              0.29%                            $10,000.00                              5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-   CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE     AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES        FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00              4.71%            $10,471.00      $ 29.68
       2           10.25%            $11,025.00              9.64%            $10,964.18      $ 31.08
       3           15.76%            $11,576.25             14.81%            $11,480.60      $ 32.54
       4           21.55%            $12,155.06             20.21%            $12,021.33      $ 34.08
       5           27.63%            $12,762.82             25.88%            $12,587.54      $ 35.68
       6           34.01%            $13,400.96             31.80%            $13,180.41      $ 37.36
       7           40.71%            $14,071.00             38.01%            $13,801.21      $ 39.12
       8           47.75%            $14,774.55             44.51%            $14,451.25      $ 40.97
       9           55.13%            $15,513.28             51.32%            $15,131.90      $ 42.90
      10           62.89%            $16,288.95             58.45%            $15,844.61      $ 44.92
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                         $ 5,844.61
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                           $368.33

COLUMBIA TAX EXEMPT RESERVES -- RETAIL A SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              0.29%                            $10,000.00                              5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-   CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE     AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES        FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00              4.71%            $10,471.00      $ 29.68
       2           10.25%            $11,025.00              9.64%            $10,964.18      $ 31.08
       3           15.76%            $11,576.25             14.81%            $11,480.60      $ 32.54
       4           21.55%            $12,155.06             20.21%            $12,021.33      $ 34.08
       5           27.63%            $12,762.82             25.88%            $12,587.54      $ 35.68
       6           34.01%            $13,400.96             31.80%            $13,180.41      $ 37.36
       7           40.71%            $14,071.00             38.01%            $13,801.21      $ 39.12
       8           47.75%            $14,774.55             44.51%            $14,451.25      $ 40.97
       9           55.13%            $15,513.28             51.32%            $15,131.90      $ 42.90
      10           62.89%            $16,288.95             58.45%            $15,844.61      $ 44.92
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                         $ 5,844.61
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                           $368.33

COLUMBIA NEW YORK TAX EXEMPT RESERVES -- RETAIL A SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              0.30%                            $10,000.00                              5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-   CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE     AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES        FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00              4.70%            $10,470.00      $ 30.71
       2           10.25%            $11,025.00              9.62%            $10,962.09      $ 32.15
       3           15.76%            $11,576.25             14.77%            $11,477.31      $ 33.66
       4           21.55%            $12,155.06             20.17%            $12,016.74      $ 35.24
       5           27.63%            $12,762.82             25.82%            $12,581.53      $ 36.90
       6           34.01%            $13,400.96             31.73%            $13,172.86      $ 38.63
       7           40.71%            $14,071.00             37.92%            $13,791.98      $ 40.45
       8           47.75%            $14,774.55             44.40%            $14,440.21      $ 42.35
       9           55.13%            $15,513.28             51.19%            $15,118.90      $ 44.34
      10           62.89%            $16,288.95             58.29%            $15,829.49      $ 46.42
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                         $ 5,829.49
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                           $380.84

--------------------------------------------------------------------------------

THIS GLOSSARY INCLUDES EXPLANATIONS OF THE IMPORTANT TERMS THAT MAY BE USED IN THIS PROSPECTUS. SOME OF THE TERMS EXPLAINED MAY APPLY TO COLUMBIA FUNDS NOT INCLUDED IN THIS PROSPECTUS.

--------------------------------------------------------------------------------


Terms used in this prospectus
(BOOK GRAPHIC)

80% POLICY -- Rule 35d-1 under the 1940 Act (the "Names Rule"), requires certain Funds to adopt an investment policy requiring that, under normal circumstances, at least 80% of its assets will be invested in the type of investment suggested by its name. In most cases, the Names Rule gives affected Funds the option to either (i) declare the 80% Policy a fundamental policy, which means it can only be changed by shareholder approval, or (ii) commit to provide notice to shareholders before changing the 80% Policy. In some cases, the Names Rule requires affected Funds to declare their 80% Policy a fundamental policy. The SAI identifies each Fund that has adopted an 80% Policy as a fundamental policy as well as each Fund that has committed to provide notice to shareholders before changing its 80% Policy.

AMORTIZED COST METHOD -- under Rule 2a-7 of the 1940 Act, the method of calculating an investment company's net asset value whereby portfolio securities are valued at the Fund's acquisition cost as adjusted for amortization of premium or accretion of discount rather than at their value based on current market factors.

AVERAGE DOLLAR-WEIGHTED MATURITY -- the average length of time until the debt securities held by a Fund reach maturity. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.

BANK OBLIGATION -- a money market instrument issued by a bank, including certificates of deposit, time deposits and bankers' acceptances.

CAPITAL GAIN OR LOSS -- the difference between the purchase price of a security and its selling price. You realize a capital gain when you sell a security for more than you paid for it. You realize a capital loss when you sell a security for less than you paid for it.

COMMERCIAL PAPER -- a short-term debt security issued by banks, corporations, municipalities and other borrowers.

COMMON STOCK -- a security that represents part equity ownership in a company. Common stock typically allows you to vote at shareholder meetings and to share in the company's profits by receiving dividends.

DEBT SECURITY -- when you invest in a debt security, you are typically lending your money to a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as U.S. Treasury obligations and commercial paper. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

EQUITY SECURITY -- an investment that gives you an equity ownership right in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.

FIRST-TIER SECURITY -- under Rule 2a-7 of the 1940 Act, a debt security that is an eligible investment for money market funds and has received a rating in the highest short-term rating category from a nationally recognized statistical rating organization (NRSRO) or if unrated, is determined by the fund's portfolio management team to be of comparable quality, or is a money market fund issued by a registered investment company, or is a government security.

FIXED INCOME SECURITY -- an intermediate to long-term debt security that matures in more than one year.

GUARANTEED INVESTMENT CONTRACT -- an investment instrument issued by a rated insurance company in return for a payment by an investor.

HIGH QUALITY -- includes municipal securities that are rated in the top two highest short-term debt categories according to an NRSRO such as Standard & Poor's Corporation or Moody's Investors Service, Inc. The portfolio management team may consider an unrated municipal security if it is determined to be of comparable quality, based upon guidelines approved by the Fund's Board. Please see the SAI for more information about credit ratings.

INSTRUMENTALITY -- an instrumentality of the U.S. government is a government agency organized under federal charter with government supervision.

LIQUIDITY -- a measurement of how easily a security can be bought or sold at a price that is close to its market value.

MONEY MARKET INSTRUMENT -- a short-term debt security that is considered to mature in 13 months or less. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and certain municipal securities. For Columbia Treasury Reserves and Columbia Government Reserves, money market instruments do not include either commercial paper or municipal securities.

MUNICIPAL SECURITY (OBLIGATION) -- a debt security issued by state or local governments or governmental authorities to pay for public projects and services. "General obligations" are typically backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income from these securities is exempt from federal income taxes and is generally exempt from state taxes if you live in the state that issued the security. If you live in the municipality that issued the security, interest income may also be exempt from local taxes.

NON-DIVERSIFIED -- a fund that holds securities of fewer issuers or kinds of issuers than other kinds of funds. Non-diversified funds tend to have greater price swings than more diversified funds because events affecting one or more of its securities may have a disproportionately large effect on the fund.

PARTICIPATION -- a pass-through certificate representing a share in a pool of debt obligations or other instruments.

PASS-THROUGH CERTIFICATE -- securitized mortgages or other debt securities with interest and principal paid by a servicing intermediary shortly after interest payments are received from borrowers.

PRIVATE ACTIVITY BOND -- a municipal security that is used to finance private projects or other projects that aren't qualified for tax purposes. Interest on private activity bonds is generally taxable, unless it is specifically exempted, or may be treated as a tax preference item for federal alternative minimum tax purposes.

REPURCHASE AGREEMENT -- a short-term (often overnight) investment arrangement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return.

REVERSE REPURCHASE AGREEMENT -- a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price.

SECOND-TIER SECURITY -- under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds, but is not a first-tier security.

SETTLEMENT DATE -- the date on which an order is settled either by payment or delivery of securities.

SPECIAL PURPOSE ISSUER -- an entity organized solely to issue asset-backed securities on a pool of assets it owns.

TRADE DATE -- the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

U.S. GOVERNMENT OBLIGATIONS -- a wide range of debt securities that include U.S. Treasury obligations, securities issued or guaranteed by various agencies of the U.S. government, or by various instrumentalities which have been established or sponsored by the U.S. government. Securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. government.

U.S. TREASURY OBLIGATION -- a debt security issued or guaranteed by the U.S. Treasury. U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. government.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

[GRAPHIC]
COLUMBIA MANAGEMENT.

WHERE TO FIND MORE INFORMATION

You'll find more information about Columbia Money Market Funds in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS

The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the independent registered public accounting firm's reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the period covered.

STATEMENT OF ADDITIONAL INFORMATION

The SAI contains additional information about the Funds and their policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.

You can obtain a free copy of these documents, request other information about the Funds and make shareholder inquiries by contacting Columbia Funds:

By telephone:
1.800.353.0828 (Institutional Investors)
1.800.345.6611 (Individual Investors)

By mail:
COLUMBIA FUNDS
C/O COLUMBIA MANAGEMENT SERVICES, INC.
ONE FINANCIAL CENTER
BOSTON,MA 02111-2621

On the Internet:
WWW.COLUMBIAFUNDS.COM

Information about the Funds can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

[GRAPHIC]
SEC file number: 811-09645
Columbia Funds Series Trust

PRO-36/91716-1105

COLUMBIA MANAGEMENT(R)



                           Money Market Funds

                           Prospectus -- Retail A Shares

                           December 30, 2005


                           Columbia Government Plus Reserves



                           THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE.

                           ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                    May Lose Value
NOT FDIC-INSURED   No Bank Guarantee

AN OVERVIEW OF THE FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TERMS USED IN THIS PROSPECTUS

IN THIS PROSPECTUS, WE, US AND OUR REFER TO THE COLUMBIA FUNDS FAMILY (COLUMBIA FUNDS OR COLUMBIA FUNDS FAMILY). SOME OTHER IMPORTANT TERMS WE'VE USED MAY BE NEW TO YOU. THESE ARE PRINTED IN ITALICS WHERE THEY FIRST APPEAR IN A SECTION AND ARE DESCRIBED IN TERMS USED IN THIS PROSPECTUS.




 YOU'LL FIND TERMS USED IN THIS PROSPECTUS ON PAGE 28.

YOUR INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, N.A. (BANK OF AMERICA), THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. YOUR INVESTMENT MAY LOSE MONEY.

AFFILIATES OF BANK OF AMERICA ARE PAID FOR THE SERVICES THEY PROVIDE TO THE
FUND.

--------------------------------------------------------------------------------

This booklet, which is called a prospectus, tells you about Columbia Government Plus Reserves. Please read it carefully, because it contains information that's designed to help you make informed investment decisions. SUBJECT TO CERTAIN LIMITED EXCEPTIONS, THE FUND IS NO LONGER ACCEPTING NEW INVESTMENTS FROM PROSPECTIVE INVESTORS IN RETAIL A SHARES. PLEASE SEE THE FUND'S DESCRIPTION FOR MORE INFORMATION.

This prospectus offers Retail A Shares of the Fund. Please turn to BUYING, SELLING AND EXCHANGING SHARES for more information about who is eligible to buy this class of shares.

ABOUT THE FUND

The Fund seeks to provide income while protecting the principal of your original investment by investing in money market instruments.

Money market instruments include short-term debt securities that are U.S. government issued or guaranteed or have relatively low risk. Your original investment and your return aren't guaranteed, however, and returns will vary as short-term interest rates change. Over time, the return on money market funds may be lower than the return on other kinds of mutual funds or investments.

IS THE FUND RIGHT FOR YOU?

Not every Fund is right for every investor. When you're choosing a Fund to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.

The Fund may be suitable for you if:

  - you're looking for a relatively low risk investment with stability of principal

  - you have short-term income needs

It may not be suitable for you if:

  - you're looking for higher returns and are prepared to assume a higher level of investment risk

  - you're more comfortable with bank deposits that are FDIC-insured

You'll find a discussion of the Fund's investment objective, principal investment strategies and principal risks in the Fund description that starts on page 4.

FOR MORE INFORMATION

If you have any questions about the Fund, please call us at 1.800.353.0828 if you're an institutional investor, or 1.800.345.6611 if you're an individual investor. You can also contact your investment professional.

You'll find more information about the Fund in the Statement of Additional Information (SAI). The SAI includes more detailed information about the Fund's investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.

WHAT'S INSIDE
--------------------------------------------------------------------------------

About the Fund
(FILE FOLDER GRAPHIC)

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT ADVISORS, LLC

COLUMBIA MANAGEMENT ADVISORS, LLC (THE ADVISER) IS THE INVESTMENT ADVISER TO THE FUND. THE ADVISER IS RESPONSIBLE FOR THE OVERALL MANAGEMENT AND SUPERVISION OF THE INVESTMENT MANAGEMENT OF THE FUND.




 YOU'LL FIND MORE ABOUT THE ADVISER STARTING ON PAGE 39.

--------------------------------------------------------------------------------


COLUMBIA GOVERNMENT PLUS RESERVES                                4
------------------------------------------------------------------
OTHER IMPORTANT INFORMATION                                      8
------------------------------------------------------------------
HOW THE FUND IS MANAGED                                         11

About your investment
(DOLLAR SIGN GRAPHIC)

INFORMATION FOR INVESTORS
  Buying, selling and exchanging shares                         13
     How orders are processed                                   14
  How selling and servicing agents are paid                     19
  Distributions and taxes                                       21
  Legal matters                                                 23
------------------------------------------------------------------
ADDITIONAL HYPOTHETICAL FEES AND EXPENSE INFORMATION            24
------------------------------------------------------------------
TERMS USED IN THIS PROSPECTUS                                   26
------------------------------------------------------------------
WHERE TO FIND MORE INFORMATION                          BACK COVER

COLUMBIA GOVERNMENT PLUS RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THE FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 11.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks current income with liquidity and stability of principal.


(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund invests primarily (under normal circumstances at least 80% of its net assets plus any borrowings for investment purposes) in U.S. government obligations, including U.S. Treasury obligations and obligations of U.S.
                   government agencies, authorities, instrumentalities or sponsored enterprises, and repurchase agreements backed by these obligations.

The Fund may also invest in the obligations of foreign governments and their political subdivisions and instrumentalities.

U.S. Treasury obligations are backed by the full faith and credit of the U.S. government. Obligations of certain U.S. government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (a) the full faith and credit of the U.S. Treasury (such as obligations of the Government National Mortgage Association), (b) the right of the issuer to borrow from the U.S. Treasury (such as obligations of the Export-Import Bank of the United States), (c) the discretionary authority of the U.S. government to purchase certain obligations of the issuer (such as obligations of the Federal National Mortgage Association), or (d) only the credit of the issuer (such as obligations of the Federal Home Loan Mortgage Corporation).

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------






 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THE FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE CHART        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         SUBJECT TO CERTAIN LIMITED EXCEPTIONS DISCUSSED BELOW, THE FUND IS NO LONGER
                   ACCEPTING NEW INVESTMENTS FROM PROSPECTIVE INVESTORS IN RETAIL A SHARES. SHARES
                   OF THE FUND CURRENTLY MAY ONLY BE PURCHASED BY CURRENT SHAREHOLDERS AND BY
                   INVESTORS WHO PURCHASE SHARES THROUGH EXCHANGES OF RETAIL A SHARES OF OTHER
                   FUNDS.

Columbia Government Plus Reserves has the following risks:

      - INTEREST RATE RISK -- The yield paid by the Fund will vary with changes in short-term interest rates.

      - CREDIT RISK -- Although U.S. government securities have historically involved little credit risk, if an issuer fails to pay interest or repay principal, the value of your investment could decline.

  - U.S. GOVERNMENT OBLIGATIONS -- Obligations of U.S. government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. government would provide financial support to any of these entities if it is not obligated to do so by law.

  - REPURCHASE AGREEMENTS -- Repurchase agreements, while backed by collateral, carry some risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.

  - FOREIGN INVESTMENTS -- Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, incomplete financial information about the issuers of securities, and political or economic instability. Foreign securities may be more volatile and less liquid than U.S. securities.

  - SHARE PRICE -- There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.

  - SELECTION OF INVESTMENTS -- The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.353.0828 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.345.6611 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

THE RETURNS SHOWN ARE FOR A CLASS NOT OFFERED IN THIS PROSPECTUS THAT HAS SIMILAR ANNUAL RETURNS BECAUSE THE SHARES ARE INVESTED IN THE SAME PORTFOLIO OF SECURITIES. THE ANNUAL RETURNS DIFFER ONLY TO THE EXTENT THAT THE CLASSES DO NOT HAVE THE SAME EXPENSES.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*




      The bar chart shows you how the performance of the Fund's Capital Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.


               1995     1996     1997     1998     1999     2000     2001     2002     2003     2004
               ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
               5.58%    5.06%    5.11%    5.30%    5.00%    6.27%    3.99%    1.53%    1.03%    1.22%



              *Year-to-date return as of June 30, 2005: 1.26%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 4TH QUARTER 2000:                   1.61%
         WORST: 2ND QUARTER 2004:                  0.23%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                         1 YEAR   5 YEARS   10 YEARS
         CAPITAL CLASS SHARES                            1.22%     2.79%     3.99%




      On November 21, 2005, the Galaxy Institutional Government Money Market Fund (the "Predecessor Fund") was reorganized into the Fund. For periods prior to November 21, 2005, the performance of the Fund's Capital Class Shares represents the performance of the Predecessor Fund's Institutional Class.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Retail A Shares can be found in the section ADDITIONAL HYPOTHETICAL
                   FEES AND EXPENSE INFORMATION preceding TERMS USED IN THIS PROSPECTUS.

         SHAREHOLDER FEES                                              Retail A
         (Fees paid directly from your investment)                      Shares
         Maximum sales charge (load) imposed on purchases                N/A



         Maximum deferred sales charge (load)                            N/A



         ANNUAL FUND OPERATING EXPENSES
         (Expenses that are deducted from the Fund's assets)



         Management fees(1)                                             0.27%



         Shareholder servicing fees                                     0.10%



                                                                        0.05%
         Other expenses(2)                                               ------



         Total annual Fund operating expenses                           0.42%



                                                                       (0.12)%
         Fee waivers and/or reimbursements                               ------



                                                                        0.30%
         Total net expenses(3)                                           ======

      (1)The Fund pays an investment advisory fee of 0.20% and an administration fee of 0.07%.

      (2)Other expenses are based on estimated amounts for the current fiscal year.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until November 18, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after November 18, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE




      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Retail A Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire November 18, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         RETAIL A SHARES                         $31      $123      $223       $518

Other important information
(LINE GRAPH GRAPHIC)

You'll find specific information about the Fund's investment objective, principal investment strategies and risks in the description starting on page 4. The following are some other risks and information you should consider before you invest:

      - SPECIAL RULES FOR MONEY MARKET FUNDS -- Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Fund, like all money market funds:

        - may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less

        - must maintain an average dollar-weighted maturity of 90 days or less

        - may normally invest no more than 5% of their total assets in securities of the same issuer, other than U.S. government securities; however, they may invest up to 25% of their total assets in first-tier securities of a single issuer for up to three business days

        - may generally only invest in U.S. dollar denominated instruments that are determined to have minimal credit risk and are first-tier securities

      - CHANGING INVESTMENT OBJECTIVES AND POLICIES -- The investment objective and certain investment policies of the Fund can be changed without shareholder approval. The 80% Policy of the Fund may be changed without shareholder approval by giving the shareholder at least 60 days notice.

      - CHANGING TO A FEEDER FUND -- Unlike traditional mutual funds, which invest in individual securities, a "feeder fund" invests all of its assets in another fund, called a "master portfolio." Other feeder funds generally also invest in a master portfolio. The master portfolio invests in individual securities and has the same investment objective, investment strategies and principal risks as the feeder funds. This structure can help reduce a feeder fund's expenses because its assets are combined with those of other feeder funds. If a master portfolio doesn't attract other feeder funds, however, a feeder fund's expenses could be higher than those of a traditional mutual fund.

        The Fund may become a feeder fund if the Board decides this would be in the best interest of shareholders. We don't require shareholder approval to make the change, but we'll notify you if it happens. If the Fund becomes a feeder fund, it will have the additional risks of investing in a master portfolio.

      - INVESTING DEFENSIVELY -- The Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. The Fund may not achieve its investment objective while it is investing defensively. Any cash the Fund holds for defensive or other reasons may not earn income.

      - BANK OF AMERICA AND ITS AFFILIATES -- Bank of America and its affiliates currently provide services to the Fund, including investment advisory, distribution, administration, shareholder servicing, sub-transfer agency and brokerage services, and are paid for providing these services. Bank of America and its affiliates also may, at times, provide other services and be compensated for them, including transfer agency, interfund lending and securities lending services, or make loans to the Fund. Finally, Bank of America or its affiliates may serve as counterparties in transactions with Columbia Funds where permitted by law or regulation, and may receive compensation in that capacity.

      - PORTFOLIO SECURITIES DISCLOSURE -- A description of Columbia Funds policies and procedures with respect to the disclosure of portfolio securities is available in the Funds' SAI and on the Columbia Funds website at www.columbiafunds.com under Fund Portfolio Data. In addition, a complete list of the Fund's portfolio holdings for each calendar month will be available upon request 5 business days following each month-end.

      - HOUSEHOLDING -- In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund's prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at 1.800.345.6611 or if your shares are held through a financial institution please contact them directly. We will begin sending your individual copies with the next scheduled mailing.

      - PORTFOLIO TRANSACTION COSTS -- The Fund may incur significant transaction costs that are in addition to the total annual Fund operating expenses disclosed in the fee tables. These transaction costs are made up of all the costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of a Fund's transactions costs are not.

      - MUNICIPAL SECURITIES -- State and local governments issue municipal securities to raise money to finance public works, to repay outstanding obligations, to raise funds for general operating expenses and to make loans to other public institutions. Some municipal securities, known as private activity bonds, are issued to finance projects for private companies. Municipal securities, which can be issued as bonds, notes or commercial paper, usually have fixed interest rates, although some have interest rates that change from time to time. There are several types of municipal securities. General obligation securities are secured by the issuer's full faith, credit and taxing power. Revenue securities are usually payable only from revenues derived from specific facilities or revenue sources. Private activity bonds are usually revenue securities since they are typically payable by the private user of the facilities financed by the bonds.

      - REPURCHASE AGREEMENTS -- Repurchase agreements are transactions in which a Fund buys securities from a seller (usually a bank or broker-dealer) who agrees to buy them back from the Fund on a certain date and at a certain price. Repurchase agreements, while backed by collateral, carry some risk that the other party may not fulfill its obligations under the agreement.

      - OTHER TYPES OF INVESTMENTS -- This prospectus describes the Fund's main investment strategies and the particular types of securities in which each Fund mainly invests. The Fund may, from time to time, pursue other investment strategies and make other types of investments in support of its overall investment goal. These supplemental investment strategies, which are not considered to be main investment strategies of the Fund -- and the risks involved -- are described in detail in the SAI, which is referred to on the back cover of this prospectus.

How the Fund is managed

(PEOPLE GRAPHIC)

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
ADVISORS, LLC

100 FEDERAL STREET
BOSTON, MA 02110

COLUMBIA MANAGEMENT GROUP, LLC (COLUMBIA MANAGEMENT) IS THE PRIMARY INVESTMENT MANAGEMENT DIVISION OF BANK OF AMERICA CORPORATION. THE ADVISER IS A COLUMBIA MANAGEMENT ENTITY THAT FURNISHES INVESTMENT MANAGEMENT SERVICES AND ADVISES INSTITUTIONAL AND MUTUAL FUND PORTFOLIOS.

--------------------------------------------------------------------------------


INVESTMENT ADVISER

The Adviser is the investment adviser to over 70 mutual fund portfolios in the Columbia Funds Family, including Columbia Government Plus Reserves.

The Adviser is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes, including equity and fixed income securities, and money market instruments.

Currently managing more than $185 billion, the Adviser acts as investment manager for individuals, corporations, private investment companies and financial institutions.

Columbia Funds pays the Adviser an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly.

A discussion regarding the basis for the Board of Trustees approving the investment advisory agreement with the Adviser is available in the Funds' annual report to shareholders for the fiscal year ended October 31.

The Adviser has agreed to waive fees and/or reimburse expenses for the Fund until November 18, 2006. You'll find a discussion of any waiver and/or reimbursement in the Fund description. There is no assurance that the Adviser will continue to waive and/or reimburse any fees and/or expenses after this date.

The following chart shows the maximum advisory fees the Adviser can receive, along with the actual advisory fees the Adviser and/or an affiliate received during the Fund's last fiscal year, after waivers and/or reimbursements:

ANNUAL INVESTMENT ADVISORY FEE, AS A % OF AVERAGE DAILY NET ASSETS


                                                             MAXIMUM    ACTUAL FEE
                                                             ADVISORY    PAID LAST
                                                               FEE      FISCAL YEAR
  COLUMBIA GOVERNMENT PLUS RESERVES                           0.20%          N/A

INVESTMENT SUB-ADVISER

Columbia Funds and the Adviser may engage one or more investment sub-advisers for the Fund to make day-to-day investment decisions for the Fund. The Adviser retains ultimate responsibility (subject to Board oversight) for overseeing the sub-advisers and evaluates the Fund's needs and available sub-advisers' skills and abilities on an ongoing basis. Based on its evaluations, the Adviser may at times recommend to the Board that the Fund:

  - change, add or terminate one or more sub-advisers;

  - continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or

  - materially change a sub-advisory agreement with a sub-adviser.

A discussion regarding the basis for the Board of Trustees approving the investment sub-advisory agreement with each sub-adviser is available in the Funds' annual report to shareholders for the fiscal year ended October 31.

Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders' best interests. The Adviser and the Fund have applied for relief from the SEC to permit the Fund to act on many of the Adviser's recommendations with approval only by the Board and not by Fund shareholders. The Adviser or the Fund would inform the Fund's shareholders of any actions taken in reliance on this relief. Until the Adviser and the Funds obtain the relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
DISTRIBUTORS, INC.

ONE FINANCIAL CENTER
BOSTON, MA 02111-2621

--------------------------------------------------------------------------------


OTHER SERVICE PROVIDERS

The Fund is distributed by Columbia Management Distributors, Inc. (Distributor), a registered broker/dealer. The Distributor may pay shareholder servicing fees and/or other compensation to companies for providing services to investors.


--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
ADVISORS, LLC

100 FEDERAL STREET
BOSTON, MA 02110

--------------------------------------------------------------------------------


Columbia Management Advisors, LLC is the administrator of the Fund, and is responsible for overseeing the administrative operations of the Fund. The Fund pays Columbia Management Advisors, LLC a fee of 0.07% for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Fund, and is paid monthly.

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
SERVICES, INC.

P.O. BOX 8081
BOSTON, MA 02266-8081

--------------------------------------------------------------------------------


Columbia Management Services, Inc., formerly known as Columbia Funds Services (Transfer Agent), is the transfer agent for the Fund's shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

ABOUT YOUR INVESTMENT
--------------------------------------------------------------------------------

Buying, selling and exchanging shares
(DOLLAR SIGN GRAPHIC)

--------------------------------------------------------------------------------

WHEN YOU SELL SHARES OF A MUTUAL FUND, THE FUND IS EFFECTIVELY "BUYING" THEM BACK FROM YOU. THIS IS CALLED A REDEMPTION.

--------------------------------------------------------------------------------


This prospectus offers Retail A Shares of the Fund. Here are some general rules about this class of shares:

  - Retail A Shares are only available to existing shareholders of Retail A Shares.

You'll find more information about buying, selling and exchanging Retail A Shares on the pages that follow. You should also ask your financial institution or intermediary about its limits, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related services and programs.

The Fund also offers other classes of shares, with different features and expense levels, which you may be eligible to buy. If you have questions about buying, selling or exchanging, or you need help placing an order, please call us at 1.800.353.0828 if you're an institutional investor, or 1.800.345.6611 if you're an individual investor. You can also contact your investment professional.

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection, or account closure due to a failure to provide proper identifying information.

--------------------------------------------------------------------------------

A BUSINESS DAY IS ANY DAY THAT THE FEDERAL RESERVE BANK OF NEW YORK AND THE NEW YORK STOCK EXCHANGE (NYSE) ARE OPEN. THE FUND RESERVES THE RIGHT TO CLOSE EARLY ON BUSINESS DAYS PRECEDING OR FOLLOWING NATIONAL HOLIDAYS, IF THE PRIMARY GOVERNMENT SECURITIES DEALERS HAVE CLOSED EARLY AND/OR IF THE BOND MARKET ASSOCIATION RECOMMENDS THAT THE SECURITIES MARKETS CLOSE EARLY.

IN ADDITION TO WEEKENDS, EITHER THE FEDERAL RESERVE BANK OF NEW YORK OR THE NYSE IS CLOSED ON THE FOLLOWING NATIONAL HOLIDAYS: NEW YEAR'S DAY, MARTIN LUTHER KING, JR. DAY, PRESIDENTS' DAY, GOOD FRIDAY, MEMORIAL DAY, INDEPENDENCE DAY, LABOR DAY, COLUMBUS DAY, VETERANS DAY, THANKSGIVING DAY AND CHRISTMAS DAY.

--------------------------------------------------------------------------------


HOW SHARES ARE PRICED

All transactions are based on the price of a Fund's shares -- or its net asset value per share. We calculate net asset value per share at 10:00 a.m., 11:00 a.m., 2:30 p.m. and 4:00 p.m. Eastern time each business day for each share class of the Fund (unless the Fund closes early):

First, we calculate the net asset value for each class of the Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.

Although we try to maintain a net asset value per share of $1.00 for the Fund, we can't guarantee that we will be able to do so.

VALUING SECURITIES IN THE FUND

The value of the Fund's assets is based on the total market value of all of the securities it holds. We use the amortized cost method, which approximates market value, to value the assets in the Fund.

HOW ORDERS ARE PROCESSED

Orders to buy, sell or exchange shares are processed on business days. Orders to buy, sell or exchange shares may be delivered to the Transfer Agent by phone, in writing, or through the internet. For more information on account and trading restrictions and special sign-up procedures for internet transactions, please call us at 800-353-0828 for institutional investors or 800-345-6611 for individual investors. The Transfer Agent has procedures in place to authenticate electronic instructions. You will be asked to accept the terms of an online agreement(s) and utilize a password for internet services. Orders received in good order by the Fund, Distributor, Transfer Agent or their agents by the following times Eastern time on a business day (unless the Fund closes early) will be processed as follows:

  - If your order for Columbia Government Plus Reserves is received in good form by the Transfer Agent by 4:00 p.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you'll receive that day's dividends). If your order is received in good form by the Transfer Agent after 4:00 p.m. Eastern time, you will receive the next net asset value per share determined on the following business day (and in the case of purchases you'll begin receiving dividends the next day).

Investors are encouraged to place orders to sell as early in the day as possible. The business day that applies to an order is also called the trade date. We may refuse any order to buy or exchange shares. If this happens, we'll return any money we've received.

TELEPHONE ORDERS
You can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of our account application and send it to us.

Here's how telephone orders work:

  - If you sign up for telephone orders after you open your account, you must have your signature Medallion Guaranteed.

  - Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order.

  - We'll take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. If we and our service providers don't take these steps, we may be liable for any losses from unauthorized or fraudulent instructions.

  - Telephone orders may be difficult to complete during periods of significant economic or market change.

--------------------------------------------------------------------------------

THE NET ASSET VALUE PER SHARE IS THE PRICE OF A SHARE CALCULATED BY THE FUND EVERY BUSINESS DAY.

--------------------------------------------------------------------------------



(DOLLAR SIGN       BUYING SHARES
  GRAPHIC)

      Here are some general rules for buying shares:

        - You buy Retail A Shares at net asset value per share.

        - We must receive payment within three business days of your order date.

          If we receive payment after this time, we'll refuse the order. We'll return any payment received for orders that we refuse. We can change this time under certain circumstances, for example, when there's more wiring activity than normal.

        - Financial institutions and intermediaries are responsible for sending orders to us and for ensuring that we receive your money on time.

        - Shares purchased are recorded on the books of the Fund. We don't issue certificates.

      Your financial adviser may impose alternative minimum investment requirements. There is generally no minimum initial investment if you participate in the Automatic Investment Program. You generally can make additional investments for as little as $100. See INVESTOR PROGRAMS below for information on other minimums for initial and additional investments.

--------------------------------------------------------------------------------

"GOOD FORM" MEANS THAT THE MONEY USED TO PURCHASE YOUR SHARES IS FULLY COLLECTED. WHEN SELLING SHARES BY LETTER OF INSTRUCTION, "GOOD FORM" ALSO MEANS
(I) YOUR LETTER HAS COMPLETE INSTRUCTIONS, THE PROPER SIGNATURES AND MEDALLION SIGNATURE GUARANTEES IF NECESSARY AND (II) ANY OTHER REQUIRED DOCUMENTS ARE ATTACHED. SIGNATURES MUST BE GUARANTEED BY EITHER A BANK, A MEMBER FIRM OF A NATIONAL STOCK EXCHANGE OR ANOTHER ELIGIBLE GUARANTOR THAT PARTICIPATES IN THE MEDALLION SIGNATURE GUARANTEE PROGRAM FOR REDEMPTIONS OVER $100,000, ALTERNATE PAYEE OR MAILING INSTRUCTIONS. FOR ADDITIONAL DOCUMENTS REQUIRED FOR SALES BY CORPORATIONS, AGENTS FIDUCIARIES, SURVIVING JOINT OWNERS AND OTHER LEGAL ENTITIES PLEASE CALL 1.800.353.0828 (INSTITUTIONAL INVESTORS) OR 1.800.345.6611 (INDIVIDUAL INVESTORS). NO INTEREST WILL BE PAID ON UNCASHED REDEMPTION CHECKS.







 FOR MORE INFORMATION ABOUT TELEPHONE ORDERS, SEE HOW ORDERS ARE PROCESSED.

--------------------------------------------------------------------------------



(DOLLAR SIGN       SELLING SHARES
  GRAPHIC)

      Here are some general rules for selling shares:

        - We normally send the sale proceeds by Fedwire as soon as practicable following the determination time applicable to your order. For more information please refer to How orders are processed or contact the Transfer Agent.

        - You can sell up to $100,000 of shares by telephone to the address of record or via ACH to your bank in a 30-day period if you qualify for telephone orders. Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request.

        - If you paid for shares with a check that wasn't certified, we'll hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.

        - Financial institutions and intermediaries are responsible for sending orders to us and for depositing the sale proceeds to your account on time.

        - If you hold any shares in certificate form, you must sign the certificates (or send a signed stock power with them) and send them to the Transfer Agent. Your signature must be Medallion Guaranteed unless you've made other arrangements with us. We may ask for other information we need to prove that the order is properly authorized.

        - Under certain circumstances allowed under the 1940 Act, we can pay you in securities or other property when you sell your shares.

        - We can delay payment of the sale proceeds of the Fund for one day, or longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Banks or under the extraordinary circumstances described in Section 22(e) of the 1940 Act. Generally, those extraordinary circumstances are when: (i) the NYSE is closed or trading is restricted, (ii) an emergency exists which makes the disposal of securities owned by the Fund or the fair determination of the value of the Fund's net assets not reasonably practicable, or
          (iii) the SEC by order permits the suspension of the right of redemption for the protection of investors.

        - Other restrictions may apply to retirement plan accounts. For more information about these restrictions, please contact your retirement plan administrator.

      We may sell your shares:

        - if the value of your account falls below $250 (other than as a result of depreciation in share value). The Transfer Agent will send you 60 days' written notification of such action and provide details on how you can add money to your account to avoid this penalty

        - if a financial institution or intermediary tells us to sell your shares under arrangements made with you

        - under certain other circumstances allowed under the 1940 Act

--------------------------------------------------------------------------------






      YOU SHOULD MAKE SURE YOU UNDERSTAND THE INVESTMENT OBJECTIVE AND POLICIES OF THE FUND YOU'RE EXCHANGING INTO. PLEASE READ ITS PROSPECTUS CAREFULLY.

--------------------------------------------------------------------------------


(ARROW GRAPHIC)    EXCHANGING SHARES

      You can generally sell shares of the Fund to buy shares of another Fund distributed by the Distributor. This is called an exchange. You might want to do this if your investment goals or tolerance for risk change.

      Here's how exchanges work:

        - You can generally exchange Retail A Shares of the Fund having a value of $100 for Retail A Shares of any other Fund distributed by the Distributor. Some exceptions apply.

        - The rules for buying shares of a Fund, including any minimum investment requirements, apply to exchanges into that Fund.

        - You may only make exchanges into a Fund that is legally sold in your state of residence.

        - You generally may only make an exchange into a Fund that is accepting investments.

        - A sales charge may apply when exchanging from a Money Market Fund to a Fund with a front-end sales charge.

        - We may limit the number of exchanges you can make within a specified period of time.

        - We may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

        - You cannot exchange any shares you own in certificate form until Transfer Agent has received the certificate and deposited the shares to your account.

INVESTOR PROGRAMS


It's easy to buy or sell shares of the Fund by using one of the programs described below. Just tell us the amount and how frequently you want to buy or sell shares and the Fund will do the rest. For further information on any of these programs, call your financial adviser or the Transfer Agent at 1-800-353-0828 (Institutional Investors) or 1-800-345-6611 (Individual Investors).

  - AUTOMATIC INVESTMENT PROGRAM
    You can make automatic investments from your bank account every month or every quarter. You can choose to make your investment on any day of the month or quarter. The minimum investment is $50 a month or $150 a quarter except for Coverdell Education Savings Accounts (Coverdell Accounts), in which case the minimum investment is $40 a month or $125 a quarter.

  - COVERDELL ACCOUNTS
    You can save for college by opening a Coverdell Account. The minimum for initial and additional investments in a Coverdell Account is $100 unless you participate in the Automatic Investment Program, in which case the minimum for initial and additional investments is $40.

  - CHECKWRITING
    You can sign up for checkwriting privileges by completing the signature card that accompanies the account application or by writing or calling the Transfer Agent at 1-800-353-0828 (Institutional Investors) to obtain a signature card. There is no limit on the number of checks you can write each month, although each check must be in an amount of at least $250. The Funds may impose a fee for use of the checkwriting privilege. Please note that you can't write a check to close your account.

  - DIRECT DEPOSIT PROGRAM
    This program lets you deposit your Social Security payments in your Fund account automatically. There's no minimum deposit. You can cancel the program by notifying the Social Security Administration in writing.

  - SYSTEMATIC WITHDRAWAL PLAN
    You can make regular withdrawals from your Fund account every month, every quarter, every six months or once a year. You need a minimum account balance of $10,000 to participate in the plan.

You may cancel your participation in any of these programs, other than the Direct Deposit Program, by calling your financial adviser or writing to the Fund.

Please allow at least five days for the cancellation to be processed.

How selling and servicing agents are paid
(PERCENT GRAPHIC)

--------------------------------------------------------------------------------

THE SERVICING AGENT MAY CHARGE OTHER FEES FOR SERVICES PROVIDED TO YOUR ACCOUNT.

--------------------------------------------------------------------------------


Selling and servicing agents usually receive compensation based on your investment in the Fund. The kind and amount of the compensation depends on the share class in which you invest. Selling agents typically pay a portion of the compensation they receive to their investment professionals.

SHAREHOLDER SERVICING FEES

Servicing agents are compensated for providing services to investors under a shareholder servicing plan.

Servicing agents may receive a maximum annual shareholder servicing fee of the average daily net assets of Retail A Shares of the Fund of 0.10%.

Fees are calculated daily and paid monthly. Because these fees are paid out of the Fund's assets on an ongoing basis, over time they will increase the cost of your investment, and may cost you more than any sales charges you may pay.

The Fund pays these fees to eligible servicing agents for as long as the plan continues. We may reduce or discontinue payments at any time.

OTHER COMPENSATION

Servicing agents may also receive:

  - a bonus, incentive or other compensation relating to the sale, promotion and marketing of the Fund

  - non-cash compensation like trips to sales seminars, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise

Any such compensation, which is paid by the Adviser or Distributor and not by the Fund, is discretionary and may be available only to selected selling and servicing agents. For example, the Distributor sometimes sponsors promotions involving Banc of America Investment Services, Inc., an affiliate of the Adviser and Distributor, and certain other selling or servicing agents. Selected selling or servicing agents also may receive compensation for opening or servicing a minimum number of accounts.

The Adviser and Distributor may pay significant amounts from their own assets to selling or servicing agents of the Fund for distribution-related activities or other services they provide. These amounts, which are in addition to any sales charges, distribution (12b-1) and shareholder servicing fees paid by the Fund, may be fixed dollar amounts or a percentage of sales or both, and may be up-front or ongoing payments or both. Agents may agree to provide a variety of marketing related services or access-advantages to the Fund, including, for example, presenting Fund on "preferred" or "select" lists, in return for the payments. Selling or servicing agents, in turn, may pay some or all of these amounts to their employees who recommend or sell Fund shares or allocate or invest client assets among different investment options.

In addition, the Adviser and Distributor may pay significant amounts from their own assets for services provided and costs incurred by third parties of a type that would typically be provided or incurred directly by the Columbia Funds' transfer agent. The Columbia Funds also may pay significant amounts to third party intermediaries, including selling and servicing agents, for providing these types of services or incurring these types of costs.

These and other payments, and the difference between payments made with respect to the Fund and those made with respect to other mutual funds available through the agent, may give rise to conflicts of interest between the agent and its clients. You should be aware of these potential conflicts of interest and discuss these matters with your selling or servicing agent.

Distributions and taxes
(TAXES GRAPHIC)

--------------------------------------------------------------------------------

THE POWER OF COMPOUNDING

REINVESTING YOUR DISTRIBUTIONS BUYS YOU MORE SHARES OF A FUND -- WHICH LETS YOU TAKE ADVANTAGE OF THE POTENTIAL FOR COMPOUND GROWTH.

PUTTING THE MONEY YOU EARN BACK INTO YOUR INVESTMENT MEANS IT, IN TURN, MAY EARN EVEN MORE MONEY. OVER TIME, THE POWER OF COMPOUNDING HAS THE POTENTIAL TO SIGNIFICANTLY INCREASE THE VALUE OF YOUR INVESTMENT. THERE IS NO ASSURANCE, HOWEVER, THAT YOU'LL EARN MORE MONEY IF YOU REINVEST YOUR DISTRIBUTIONS.

--------------------------------------------------------------------------------

ABOUT DISTRIBUTIONS

A mutual fund can make money two ways:

  - It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.

  - A fund can also have capital gain if the value of its investments increases. If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.

A mutual fund is not subject to federal income tax as long as it distributes all of its net investment income and net realized capital gain to its shareholders. The Fund intends to pay out a sufficient amount of its income and capital gain to its shareholders so the Fund won't have to pay any federal income tax. When the Fund makes this kind of a payment, it is split among all shares and is called a distribution.

Although the Fund does not expect to realize any capital gain, any capital gain realized by the Fund will be distributed at least once a year. The Fund declares distributions of net investment income each business day, and pays them on the first business day of each month. Normally, the Fund will declare and pay distributions of net investment income as indicated above. The Fund may, however, declare and pay distributions of net investment income more frequently.

Any distribution you receive is paid based on the number of shares you hold on the record date, which is usually the day the distribution is declared (daily distribution Funds) or the day before the distribution is declared (all other Funds). Shares are eligible to receive net investment income distributions from the settlement date (daily distribution Funds), trade date (all other Funds) or realized capital gain from the trade date of the purchase up to and including the day before the shares are sold.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses.

We'll automatically reinvest distributions in additional shares of the Fund unless you tell us you want to receive your distributions in cash. You can do this by writing to us at the address on the back cover, or by calling us at
1.800.353.0828 if you're an institutional investor, or 1.800.345.6611 if you're an individual investor. Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

--------------------------------------------------------------------------------

THIS INFORMATION IS A SUMMARY OF HOW FEDERAL INCOME TAXES MAY AFFECT YOUR INVESTMENT IN THE FUND. IT DOES NOT APPLY TO FOREIGN OR TAX-EXEMPT INVESTORS OR THOSE HOLDING FUND SHARES THROUGH A TAX-ADVANTAGED ACCOUNT, SUCH AS A 401(K) PLAN OR IRA. THIS INFORMATION IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING. YOU SHOULD CONSULT WITH YOUR OWN TAX ADVISER ABOUT YOUR SITUATION, INCLUDING ANY FOREIGN, STATE AND LOCAL TAXES THAT MAY APPLY.




 FOR MORE INFORMATION ABOUT TAXES, PLEASE SEE THE SAI.

--------------------------------------------------------------------------------


HOW TAXES AFFECT YOUR INVESTMENT

Distributions of the Fund's ordinary income and any net short-term capital gain, if any, generally are taxable to you as ordinary income. Although the Fund does not expect to realize any capital gain, any distributions of realized net long-term capital gain, if any, generally are taxable to you as long-term capital gain.

In general, corporate shareholders will not be able to deduct any distributions when determining their taxable income. Fund distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund. Following the end of each year, we'll send you a notice that tells you how much you've received in distributions during the year and their federal tax status. State and local taxes may also apply to distributions.

U.S. GOVERNMENT OBLIGATIONS

If you invest in U.S. government obligations directly, interest on those obligations is free from state and local individual income taxes. Distributions you receive that come from interest the Fund earns from U.S. government obligations may not be exempt from these taxes. Please consult with your tax adviser.

WITHHOLDING TAX

We're required by federal law to withhold tax on any distributions and redemption proceeds paid to you (including amounts paid in securities redemptions and exchanges) if:

  - you haven't given us a correct Taxpayer Identification Number (TIN), usually your social security or employer identification number, and haven't certified that the TIN is correct and withholding doesn't apply

  - the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records

  - the IRS informs us that you are otherwise subject to backup withholding

The IRS may also impose penalties against you if you don't give us a correct
TIN.

Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.

TAXATION OF REDEMPTIONS AND EXCHANGES

As long as the Fund continually maintains a $1.00 net asset value per share, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your shares of the Fund.

Legal matters

On February 9, 2005, Banc of America Capital Management, LLC ("BACAP" (now, the Advisor)) and BACAP Distributors, LLC (which has subsequently merged into the Distributor) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the SEC (the "SEC Order"). A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website. Under the terms of the NYAG Settlement and SEC Order, BACAP and BACAP Distributors, LLC have agreed, among other things, to pay disgorgement and civil money penalties, to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices, to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures and to reduce management fees for five years. BACAP and BACAP Distributors, LLC are currently in the process of implementing the various terms of the NYAG Settlement and SEC Order.

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Columbia Funds Series Trust (formerly known as Nations Funds Trust), its Board of Trustees, Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors, LLC (collectively "BAC"). On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust (now known as Columbia Funds Series Trust), the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under the federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action. The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

Separately, a putative class action (Reinke v. Bank of America N.A., et al.) was filed against Nations Funds Trust and others on December 6, 2004 in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. Nations Funds Trust has filed a "motion to dismiss" that is pending. Discovery has recently been initiated. At the present time, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

Additional hypothetical fees and expense information

The supplemental hypothetical investment information that follows provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund's returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in the class of the Fund assuming a 5% return each year, the hypothetical year-end balance before fees and expenses and the cumulative return after fees and expenses. The charts also assume that the annual expense ratios stay the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expenses table, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. Your actual costs may be higher or lower.

COLUMBIA GOVERNMENT PLUS RESERVES -- RETAIL A SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT     ASSUMED RATE OF RETURN
              0.30%                            $10,000.00                             5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-  CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE    AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES       FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00             4.70%            $10,470.00      $ 30.71
       2           10.25%            $11,025.00             9.62%            $10,962.09      $ 32.15
       3           15.76%            $11,576.25            14.77%            $11,477.31      $ 33.66
       4           21.55%            $12,155.06            20.17%            $12,016.74      $ 35.24
       5           27.63%            $12,762.82            25.82%            $12,581.53      $ 36.90
       6           34.01%            $13,400.96            31.73%            $13,172.86      $ 38.63
       7           40.71%            $14,071.00            37.92%            $13,791.98      $ 40.45
       8           47.75%            $14,774.55            44.40%            $14,440.21      $ 42.35
       9           55.13%            $15,513.28            51.19%            $15,118.90      $ 44.34
      10           62.89%            $16,288.95            58.29%            $15,829.49      $ 46.42
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                        $ 5,829.49
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                          $380.84

--------------------------------------------------------------------------------

THIS GLOSSARY INCLUDES EXPLANATIONS OF THE IMPORTANT TERMS THAT MAY BE USED IN THIS PROSPECTUS. SOME OF THE TERMS EXPLAINED MAY APPLY TO COLUMBIA FUNDS NOT INCLUDED IN THIS PROSPECTUS.

--------------------------------------------------------------------------------


Terms used in this prospectus
(BOOK GRAPHIC)

80% POLICY -- Rule 35d-1 under the 1940 Act (the "Names Rule"), requires certain Funds to adopt an investment policy requiring that, under normal circumstances, at least 80% of its assets will be invested in the type of investment suggested by its name. In most cases, the Names Rule gives affected Funds the option to either (i) declare the 80% Policy a fundamental policy, which means it can only be changed by shareholder approval, or (ii) commit to provide notice to shareholders before changing the 80% Policy. In some cases, the Names Rule requires affected Funds to declare their 80% Policy a fundamental policy. The SAI identifies each Fund that has adopted an 80% Policy as a fundamental policy as well as each Fund that has committed to provide notice to shareholders before changing its 80% Policy.

AMORTIZED COST METHOD -- under Rule 2a-7 of the 1940 Act, the method of calculating an investment company's net asset value whereby portfolio securities are valued at the Fund's acquisition cost as adjusted for amortization of premium or accretion of discount rather than at their value based on current market factors.

AVERAGE DOLLAR-WEIGHTED MATURITY -- the average length of time until the debt securities held by a Fund reach maturity. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.

BANK OBLIGATION -- a money market instrument issued by a bank, including certificates of deposit, time deposits and bankers' acceptances.

CAPITAL GAIN OR LOSS -- the difference between the purchase price of a security and its selling price. You realize a capital gain when you sell a security for more than you paid for it. You realize a capital loss when you sell a security for less than you paid for it.

COMMERCIAL PAPER -- a short-term debt security issued by banks, corporations, municipalities and other borrowers.

COMMON STOCK -- a security that represents part equity ownership in a company. Common stock typically allows you to vote at shareholder meetings and to share in the company's profits by receiving dividends.

DEBT SECURITY -- when you invest in a debt security, you are typically lending your money to a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as U.S. Treasury obligations and commercial paper. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

EQUITY SECURITY -- an investment that gives you an equity ownership right in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.

FIRST-TIER SECURITY -- under Rule 2a-7 of the 1940 Act, a debt security that is an eligible investment for money market funds and has received a rating in the highest short-term rating category from a nationally recognized statistical rating organization (NRSRO) or if unrated, is determined by the fund's portfolio management team to be of comparable quality, or is a money market fund issued by a registered investment company, or is a government security.

FIXED INCOME SECURITY -- an intermediate to long-term debt security that matures in more than one year.

GUARANTEED INVESTMENT CONTRACT -- an investment instrument issued by a rated insurance company in return for a payment by an investor.

HIGH QUALITY -- includes municipal securities that are rated in the top two highest short-term debt categories according to an NRSRO such as Standard & Poor's Corporation or Moody's Investors Service, Inc. The portfolio management team may consider an unrated municipal security if it is determined to be of comparable quality, based upon guidelines approved by the Fund's Board. Please see the SAI for more information about credit ratings.

INSTRUMENTALITY -- an instrumentality of the U.S. government is a government agency organized under federal charter with government supervision.

LIQUIDITY -- a measurement of how easily a security can be bought or sold at a price that is close to its market value.

MONEY MARKET INSTRUMENT -- a short-term debt security that is considered to mature in 13 months or less. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and certain municipal securities. For Columbia Treasury Reserves and Columbia Government Reserves, money market instruments do not include either commercial paper or municipal securities.

MUNICIPAL SECURITY (OBLIGATION) -- a debt security issued by state or local governments or governmental authorities to pay for public projects and services. "General obligations" are typically backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income from these securities is exempt from federal income taxes and is generally exempt from state taxes if you live in the state that issued the security. If you live in the municipality that issued the security, interest income may also be exempt from local taxes.

NON-DIVERSIFIED -- a fund that holds securities of fewer issuers or kinds of issuers than other kinds of funds. Non-diversified funds tend to have greater price swings than more diversified funds because events affecting one or more of its securities may have a disproportionately large effect on the fund.

PARTICIPATION -- a pass-through certificate representing a share in a pool of debt obligations or other instruments.

PASS-THROUGH CERTIFICATE -- securitized mortgages or other debt securities with interest and principal paid by a servicing intermediary shortly after interest payments are received from borrowers.

PRIVATE ACTIVITY BOND -- a municipal security that is used to finance private projects or other projects that aren't qualified for tax purposes. Interest on private activity bonds is generally taxable, unless it is specifically exempted, or may be treated as a tax preference item for federal alternative minimum tax purposes.

REPURCHASE AGREEMENT -- a short-term (often overnight) investment arrangement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return.

REVERSE REPURCHASE AGREEMENT -- a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price.

SECOND-TIER SECURITY -- under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds, but is not a first-tier security.

SETTLEMENT DATE -- the date on which an order is settled either by payment or delivery of securities.

SPECIAL PURPOSE ISSUER -- an entity organized solely to issue asset-backed securities on a pool of assets it owns.

TRADE DATE -- the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

U.S. GOVERNMENT OBLIGATIONS -- a wide range of debt securities that include U.S. Treasury obligations, securities issued or guaranteed by various agencies of the U.S. government, or by various instrumentalities which have been established or sponsored by the U.S. government. Securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. government.

U.S. TREASURY OBLIGATION -- a debt security issued or guaranteed by the U.S. Treasury. U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. government.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

COLUMBIA MANAGEMENT(R)


Where to find more information

You'll find more information about the Fund in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS

The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the independent registered public accounting firm's reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the period covered.

STATEMENT OF ADDITIONAL INFORMATION

The SAI contains additional information about the Fund and its policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.

You can obtain a free copy of these documents, request other information about the Fund and make shareholder inquiries by contacting Columbia Funds:

By telephone:
1.800.353.0828 (Institutional Investors)
1.800.345.6611 (Individual Investors)

By mail:
COLUMBIA FUNDS
C/O COLUMBIA MANAGEMENT SERVICES, INC.
ONE FINANCIAL CENTER
BOSTON, MA 02111-2621

On the Internet:
WWW.COLUMBIAFUNDS.COM

Information about the Funds can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


SEC file number: 811-09645
Columbia Funds Series Trust

PRO-36/90457-0905

COLUMBIA MANAGEMENT(R)










                                    Money Market Funds

                                    Prospectus -- G-Trust Shares

                                    December 30, 2005




                                    Columbia Connecticut Municipal Reserves

                                    Columbia Massachusetts Municipal Reserves










                                    THE SECURITIES AND EXCHANGE COMMISSION (SEC)
                                    HAS NOT APPROVED OR DISAPPROVED THESE
                                    SECURITIES OR DETERMINED IF THIS PROSPECTUS
                                    IS TRUTHFUL OR COMPLETE.

                                    ANY REPRESENTATION TO THE CONTRARY IS A
                                    CRIMINAL OFFENSE.



                      May Lose Value
NOT FDIC-INSURED    No Bank Guarantee

AN OVERVIEW OF THE FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TERMS USED IN THIS PROSPECTUS

IN THIS PROSPECTUS, WE, US AND OUR REFER TO THE COLUMBIA FUNDS FAMILY (COLUMBIA FUNDS OR COLUMBIA FUNDS FAMILY). SOME OTHER IMPORTANT TERMS WE'VE USED MAY BE NEW TO YOU. THESE ARE PRINTED IN ITALICS WHERE THEY FIRST APPEAR IN A SECTION AND ARE DESCRIBED IN TERMS USED IN THIS PROSPECTUS.




 YOU'LL FIND TERMS USED IN THIS PROSPECTUS ON PAGE 28.

YOUR INVESTMENT IN THESE FUNDS IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, N.A. (BANK OF AMERICA), THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. YOUR INVESTMENT MAY LOSE MONEY.

AFFILIATES OF BANK OF AMERICA ARE PAID FOR THE SERVICES THEY PROVIDE TO THE
FUNDS.

--------------------------------------------------------------------------------

This booklet, which is called a prospectus, tells you about some Columbia Money Market Funds. Please read it carefully, because it contains information that's designed to help you make informed investment decisions.

This prospectus offers G-Trust Shares of the Funds. Please turn to BUYING, SELLING AND EXCHANGING SHARES for more information about who is eligible to buy this class of shares.

ABOUT THE FUNDS

The Money Market Funds seek to provide income while protecting the principal of your original investment by investing in money market instruments.

Money market instruments include short-term debt securities that are U.S. government issued or guaranteed or have relatively low risk. Your original investment and your return aren't guaranteed, however, and returns will vary as short-term interest rates change. Over time, the return on money market funds may be lower than the return on other kinds of mutual funds or investments.

ARE THESE FUNDS RIGHT FOR YOU?

Not every Fund is right for every investor. When you're choosing a Fund to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.

The Money Market Funds may be suitable for you if:

  - you're looking for a relatively low risk investment with stability of principal

  - you have short-term income needs

They may not be suitable for you if:

  - you're looking for higher returns and are prepared to assume a higher level of investment risk

  - you're more comfortable with bank deposits that are FDIC-insured

You'll find a discussion of each Fund's investment objective, principal investment strategies and principal risks in the Fund descriptions that start on page 4.

FOR MORE INFORMATION

If you have any questions about the Funds, please call us at 1.800.353.0828 if you're an institutional investor, or 1.800.345.6611 if you're an individual investor. You can also contact your investment professional.

You'll find more information about the Funds in the Statement of Additional Information (SAI). The SAI includes more detailed information about each Fund's investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.

WHAT'S INSIDE
--------------------------------------------------------------------------------

About the Funds
(FILE FOLDER GRAPHIC)

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT ADVISORS, LLC

COLUMBIA MANAGEMENT ADVISORS, LLC (THE ADVISER) IS THE INVESTMENT ADVISER TO EACH OF THE FUNDS. THE ADVISER IS RESPONSIBLE FOR THE OVERALL MANAGEMENT AND SUPERVISION OF THE INVESTMENT MANAGEMENT OF EACH FUND.




 YOU'LL FIND MORE ABOUT THE ADVISER STARTING ON PAGE 15.

--------------------------------------------------------------------------------


COLUMBIA CONNECTICUT MUNICIPAL RESERVES                          4
------------------------------------------------------------------
COLUMBIA MASSACHUSETTS MUNICIPAL RESERVES                        8
------------------------------------------------------------------
OTHER IMPORTANT INFORMATION                                     12
------------------------------------------------------------------
HOW THE FUNDS ARE MANAGED                                       15

About your investment
(DOLLAR SIGN GRAPHIC)

INFORMATION FOR INVESTORS
  Buying, selling and exchanging shares                         17
      How orders are processed                                  18
  Distributions and taxes                                       22
  Legal matters                                                 24
------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                            25
------------------------------------------------------------------
ADDITIONAL HYPOTHETICAL FEES AND EXPENSE INFORMATION            27
------------------------------------------------------------------
TERMS USED IN THIS PROSPECTUS                                   29
------------------------------------------------------------------
WHERE TO FIND MORE INFORMATION                          BACK COVER

COLUMBIA CONNECTICUT MUNICIPAL RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 15.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to provide current income exempt from federal regular income tax and the Connecticut state income tax on individuals, trusts and estates, consistent with relative stability of principal and liquidity.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   Under normal circumstances, the Fund invests at least 80% of its net assets
                   (plus any borrowings for investment purposes) in Connecticut municipal securities, which are securities issued by or on behalf of the State of
                   Connecticut and other government issuers (and may include issuers located outside Connecticut) and that pay interest which is exempt from both federal regular income tax and the Connecticut state income tax on individuals, trusts and estates. Under normal circumstances, the Fund will invest no more than 20%
                   of its net assets in taxable obligations, such as U.S. government obligations, money market instruments and repurchase agreements.

Municipal securities purchased by the Fund may include general obligation securities, revenue securities and private activity bonds. The interest on certain municipal securities may be subject to the federal alternative minimum tax. Investments in such securities will be treated as investments in municipal securities for purposes of the 80% requirement stated above.

The Fund will only buy a security if it has one of the two highest short-term ratings from at least two nationally recognized statistical rating organizations, or one such rating if only one organization has rated the security. If the security is not rated, it must be determined by the Adviser to be of comparable credit quality.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------






 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia Connecticut Municipal Reserves has the following risks:

      - INTEREST RATE RISK -- The yield paid by the Fund will vary with changes in short-term interest rates.

      - CREDIT RISK -- Although credit risk is very low because the Fund only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid.

      - LACK OF DIVERSIFICATION -- The Fund is not diversified, which means that it can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment held by the Fund may affect the overall value of the Fund more than it would affect a diversified fund which holds more investments.

      - SINGLE STATE RISK -- Because the Fund invests primarily in Connecticut municipal securities, it is likely to be especially susceptible to economic, political and regulatory events that affect Connecticut. Other considerations affecting the Fund's investments in Connecticut municipal securities are summarized in the Statement of Additional Information.

      - PASS-THROUGH CERTIFICATES RISK -- The Fund invests in pass-through certificates or securities issued by partnerships or trusts through which the Fund receives principal and interest payments made by underlying municipal bonds or notes. Interest payments from these securities are expected to be tax-exempt. However, these securities are subject to structural risks that could cause the Fund to receive taxable income or to lose money.

      - SHARE PRICE -- There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.

      - SELECTION OF INVESTMENTS -- The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

THE RETURNS SHOWN ARE FOR A CLASS NOT OFFERED IN THIS PROSPECTUS THAT HAS SIMILAR ANNUAL RETURNS BECAUSE THE SHARES ARE INVESTED IN THE SAME PORTFOLIO OF SECURITIES. THE ANNUAL RETURNS DIFFER ONLY TO THE EXTENT THAT THE CLASSES DO NOT HAVE THE SAME EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.353.0828 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.345.6611 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*




      The bar chart shows you how the performance of the Fund's Retail A Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

(BAR CHART GRAPHIC)

               1995     1996     1997     1998     1999     2000     2001     2002     2003     2004
               ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
               2.97%    2.78%    2.98%    2.77%    2.53%    3.31%    1.98%    0.84%    0.46%    0.58%



              *Year-to-date return as of June 30, 2005: 0.75%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 4TH QUARTER 2000:                   0.87%
         WORST: 3RD QUARTER 2003:                  0.07%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                         1 YEAR   5 YEARS   10 YEARS
         RETAIL A SHARES                                 0.58%     1.43%     2.11%




      On November 21, 2005, the Galaxy Connecticut Municipal Money Market Fund (the "Predecessor Fund") was reorganized into the Fund. For periods prior to November 21, 2005, the performance of the Fund's Retail A Shares represents the performance of the Predecessor Fund's Retail A Shares.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to G-Trust Shares can be found in the section ADDITIONAL HYPOTHETICAL
                   FEES AND EXPENSE INFORMATION preceding TERMS USED IN THIS PROSPECTUS.

         SHAREHOLDER FEES                                              G-Trust
         (Fees paid directly from your investment)                     Shares
         Maximum sales charge (load) imposed on purchases                N/A



         Maximum deferred sales charge (load)                            N/A



         ANNUAL FUND OPERATING EXPENSES
         (Expenses that are deducted from the Fund's assets)



         Management fees(1)                                             0.25%



         Other expenses(2)                                              0.08%
                                                                         -----



         Total annual Fund operating expenses                           0.33%



         Fee waivers and/or reimbursements                             (0.13)%
                                                                         -----



         Total net expenses(3)                                          0.20%
                                                                         =====

      (1)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (2)Other expenses are based on estimated amounts for the current fiscal year.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until November 23, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after November 23, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in G-Trust Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire November 23, 2006 and are not reflected in the 3, 5, and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         G-TRUST SHARES                          $20       $93      $172       $405

COLUMBIA MASSACHUSETTS MUNICIPAL RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 15.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to provide current income exempt from federal regular income tax and the income taxes imposed by the Commonwealth of Massachusetts, consistent with relative stability of principal and liquidity.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   Under normal circumstances, the Fund invests at least 80% of its net assets
                   (plus any borrowings for investment purposes) in Massachusetts municipal securities, which are securities issued by or on behalf of the Commonwealth of
                   Massachusetts and other government issuers (and may include issuers located outside Massachusetts) and that pay interest which is exempt from both federal regular income tax and Massachusetts personal income tax. Under normal circumstances, the Fund will invest no more than 20% of its net assets in taxable obligations, such as U.S. government obligations, money market instruments and repurchase agreements.

Municipal securities purchased by the Fund may include general obligation securities, revenue securities and private activity bonds. The interest on certain municipal securities may be subject to the federal alternative minimum tax. Investments in such securities will be treated as investments in municipal securities for purposes of the 80% requirement stated above.

The Fund will only buy a security if it has one of the two highest short-term ratings from at least two nationally recognized statistical rating organizations, or one such rating if only one organization has rated the security. If the security is not rated, it must be determined by the Adviser to be of comparable credit quality.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------






 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia Massachusetts Municipal Reserves has the following risks:

      - INTEREST RATE RISK -- The yield paid by the Fund will vary with changes in short-term interest rates.

      - CREDIT RISK -- Although credit risk is very low because the Fund only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid.

      - LACK OF DIVERSIFICATION -- The Fund is not diversified, which means that it can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment held by the Fund may affect the overall value of the Fund more than it would affect a diversified fund which holds more investments.

      - SINGLE STATE RISK -- Since the Fund invests primarily in Massachusetts municipal securities, it is likely to be especially susceptible to economic, political and regulatory events that affect Massachusetts. Other considerations affecting the Fund's investments in Massachusetts municipal securities are summarized in the Statement of Additional Information.

      - PASS-THROUGH CERTIFICATES RISK -- The Fund invests in pass-through certificates or securities issued by partnerships or trusts through which the Fund receives principal and interest payments made by underlying municipal bonds or notes. Interest payments from these securities are expected to be tax-exempt. However, these securities are subject to structural risks that could cause the Fund to receive taxable income or to lose money.

      - SHARE PRICE -- There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.

      - SELECTION OF INVESTMENTS -- The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

THE RETURNS SHOWN ARE FOR A CLASS NOT OFFERED IN THIS PROSPECTUS THAT HAS SIMILAR ANNUAL RETURNS BECAUSE THE SHARES ARE INVESTED IN THE SAME PORTFOLIO OF SECURITIES. THE ANNUAL RETURNS DIFFER ONLY TO THE EXTENT THAT THE CLASSES DO NOT HAVE THE SAME EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.353.0828 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.345.6611 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*




      The bar chart shows you how the performance of the Fund's Retail A Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

(BAR CHART GRAPHIC)

               1995     1996     1997     1998     1999     2000     2001     2002     2003     2004
               ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
               3.23%    2.78%    2.96%    2.79%    2.56%    3.42%    2.18%    0.95%    0.49%    0.64%



              *Year-to-date return as of June 30, 2005: 0.80%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 4TH QUARTER 2000:                   0.91%
         WORST: 3RD QUARTER 2003:                  0.08%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                         1 YEAR   5 YEARS   10 YEARS
         RETAIL A SHARES                                 0.64%     1.53%     2.19%




      On November 21, 2005, the Galaxy Massachusetts Municipal Money Market Fund (the "Predecessor Fund") was reorganized into the Fund. For periods prior to November 21, 2005, the performance of the Fund's Retail A Shares represents the performance of the Predecessor Fund's Retail A Shares.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to G-Trust Shares can be found in the section ADDITIONAL HYPOTHETICAL
                   FEES AND EXPENSE INFORMATION preceding TERMS USED IN THIS PROSPECTUS.

         SHAREHOLDER FEES                                              G-Trust
         (Fees paid directly from your investment)                     Shares
         Maximum sales charge (load) imposed on purchases                N/A



         Maximum deferred sales charge (load)                            N/A



         ANNUAL FUND OPERATING EXPENSES
         (Expenses that are deducted from the Fund's assets)



         Management fees(1)                                             0.25%



         Other expenses(2)                                              0.06%
                                                                         -----



         Total annual Fund operating expenses                           0.31%



         Fee waivers and/or reimbursements                             (0.11)%
                                                                         -----



         Total net expenses(3)                                          0.20%
                                                                         =====

      (1)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (2)Other expenses are based on estimated amounts for the current fiscal year.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until November 23, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after November 23, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in G-Trust Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire November 23, 2006 and are not reflected in the 3, 5, and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         G-TRUST SHARES                          $20       $89      $163       $382

Other important information
(LINE GRAPH GRAPHIC)

You'll find specific information about each Fund's investment objective, principal investment strategies and risks in the descriptions starting on page
4. The following are some other risks and information you should consider before you invest:

      - SPECIAL RULES FOR MONEY MARKET FUNDS -- Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Funds, like all money market funds:

        - may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less

        - must maintain an average dollar-weighted maturity of 90 days or less

        - may normally invest no more than 5% of their total assets in securities of the same issuer, other than U.S. government securities

        - may generally only invest in U.S. dollar denominated instruments that are determined to have minimal credit risk and are first-tier or second-tier securities.

      - CHANGING INVESTMENT OBJECTIVES AND POLICIES -- The investment objective and certain investment policies of any Fund can be changed without shareholder approval. The 80% Policy of the Funds and other investment policies of the Funds may be changed only with shareholder approval.

      - CHANGING TO A FEEDER FUND -- Unlike traditional mutual funds, which invest in individual securities, a "feeder fund" invests all of its assets in another fund, called a "master portfolio." Other feeder funds generally also invest in a master portfolio. The master portfolio invests in individual securities and has the same investment objective, investment strategies and principal risks as the feeder funds. This structure can help reduce a feeder fund's expenses because its assets are combined with those of other feeder funds. If a master portfolio doesn't attract other feeder funds, however, a feeder fund's expenses could be higher than those of a traditional mutual fund.

        Each Fund may become a feeder fund if the Board decides this would be in the best interest of shareholders. We don't require shareholder approval to make the change, but we'll notify you if it happens. If a Fund becomes a feeder fund, it will have the additional risks of investing in a master portfolio.

      - INVESTING DEFENSIVELY -- A Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. A Fund may not achieve its investment objective while it is investing defensively. Any cash a Fund holds for defensive or other reasons may not earn income.

      - BANK OF AMERICA AND ITS AFFILIATES -- Bank of America and its affiliates currently provide services to some or all of the Funds, including investment advisory, distribution, administration, shareholder servicing, sub-transfer agency and brokerage services, and are paid for providing these services. Bank of America and its affiliates also may, at times, provide other services and be compensated for them, including transfer agency, interfund lending and securities lending services, or make loans to the Funds. Finally, Bank of America or its affiliates may serve as counterparties in transactions with Columbia Funds where permitted by law or regulation, and may receive compensation in that capacity.

      - PORTFOLIO SECURITIES DISCLOSURE -- A description of Columbia Funds' policies and procedures with respect to the disclosure of portfolio securities is available in the Funds' SAI and on the Columbia Funds' website at www.columbiafunds.com under Fund Portfolio Data. In addition, a complete list of each Fund's portfolio holdings for each calendar month will be available upon request 5 business days following each month-end.

      - HOUSEHOLDING -- In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of a Fund's prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at 1.800.345.6611 or if your shares are held through a financial institution please contact them directly. We will begin sending your individual copies with the next scheduled mailing.

      - PORTFOLIO TRANSACTION COSTS -- Each Fund may incur significant transaction costs that are in addition to the total annual Fund operating expenses disclosed in the fee tables. These transaction costs are made up of all the costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of a Fund's transactions costs are not.

      - MUNICIPAL SECURITIES -- State and local governments issue municipal securities to raise money to finance public works, to repay outstanding obligations, to raise funds for general operating expenses and to make loans to other public institutions. Some municipal securities, known as private activity bonds, are issued to finance projects for private companies. Municipal securities, which can be issued as bonds, notes or commercial paper, usually have fixed interest rates, although some have interest rates that change from time to time. There are several types of municipal securities. General obligation securities are secured by the issuer's full faith, credit and taxing power. Revenue securities are usually payable only from revenues derived from specific facilities or revenue sources. Private activity bonds are usually revenue securities since they are typically payable by the private user of the facilities financed by the bonds.
      - REPURCHASE AGREEMENTS -- Repurchase agreements are transactions in which a Fund buys securities from a seller (usually a bank or broker-dealer) who agrees to buy them back from the Fund on a certain date and at a certain price. Repurchase agreements, while backed by collateral, carry some risk that the other party may not fulfill its obligations under the agreement.

      - OTHER TYPES OF INVESTMENTS -- This prospectus describes each Fund's main investment strategies and the particular types of securities in which each Fund mainly invests. Each Fund may, from time to time, pursue other investment strategies and make other types of investments in support of its overall investment goal. These supplemental investment strategies, which are not considered to be main investment strategies of the Funds -- and the risks involved -- are described in detail in the SAI, which is referred to on the back cover of this prospectus.

How the Funds are managed

(PEOPLE GRAPHIC)

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
ADVISORS, LLC

100 FEDERAL STREET
BOSTON, MA 02110

COLUMBIA MANAGEMENT GROUP, LLC (COLUMBIA MANAGEMENT) IS THE PRIMARY INVESTMENT MANAGEMENT DIVISION OF BANK OF AMERICA CORPORATION. THE ADVISER IS A COLUMBIA MANAGEMENT ENTITY THAT FURNISHES INVESTMENT MANAGEMENT SERVICES AND ADVISES INSTITUTIONAL AND MUTUAL FUND PORTFOLIOS.

--------------------------------------------------------------------------------


INVESTMENT ADVISER

The Adviser is the investment adviser to over 70 mutual fund portfolios in the Columbia Funds Family, including the Money Market Funds described in this prospectus.

The Adviser is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes, including equity and fixed income securities, and money market instruments.

Currently managing more than $185 billion, the Adviser acts as investment manager for individuals, corporations, private investment companies and financial institutions.

Columbia Funds pays the Adviser an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly.

A discussion regarding the basis for the Board of Trustees approving the investment advisory agreement with the Adviser is available in the Funds' annual report to shareholders for the fiscal year ended May 31.

The Adviser has agreed to waive fees and/or reimburse expenses for certain Funds until November 23, 2006. You'll find a discussion of any waiver and/or reimbursement in the Fund descriptions. There is no assurance that the Adviser will continue to waive and/or reimburse any fees and/or expenses after this date.

The following chart shows the maximum advisory fees the Adviser can receive, along with the actual advisory fees the Adviser and/or an affiliate received during the Funds' last fiscal year, after waivers and/or reimbursements:

ANNUAL INVESTMENT ADVISORY FEE, AS A % OF AVERAGE DAILY NET ASSETS


                                                             MAXIMUM    ACTUAL FEE
                                                             ADVISORY    PAID LAST
                                                               FEE      FISCAL YEAR
  COLUMBIA CONNECTICUT MUNICIPAL RESERVES                     0.15%         N/A



  COLUMBIA MASSACHUSETTS MUNICIPAL RESERVES                   0.15%         N/A




INVESTMENT SUB-ADVISER

Columbia Funds and the Adviser may engage one or more investment sub-advisers for each Fund to make day-to-day investment decisions for the Fund. The Adviser retains ultimate responsibility (subject to Board oversight) for overseeing the sub-advisers and evaluates the Funds' needs and available sub-advisers' skills and abilities on an ongoing basis. Based on its evaluations, the Adviser may at times recommend to the Board that a Fund:

  - change, add or terminate one or more sub-advisers;

  - continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or
  - materially change a sub-advisory agreement with a sub-adviser.

A discussion regarding the basis for the Board of Trustees approving the investment sub-advisory agreement with each sub-adviser is available in the Funds' annual report to shareholders for the fiscal year ended May 31.

Applicable law requires a Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders' best interests. The Adviser and the Funds have applied for relief from the SEC to permit the Funds to act on many of the Adviser's recommendations with approval only by the Board and not by Fund shareholders. The Adviser or a Fund would inform the Fund's shareholders of any actions taken in reliance on this relief. Until the Adviser and the Funds obtain the relief, each Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
DISTRIBUTORS, INC.

ONE FINANCIAL CENTER
BOSTON, MA 02111-2621

--------------------------------------------------------------------------------


OTHER SERVICE PROVIDERS

The Funds are distributed by Columbia Management Distributors, Inc. (Distributor), a registered broker/dealer.


--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
ADVISORS, LLC

100 FEDERAL STREET
BOSTON, MA 02110

--------------------------------------------------------------------------------


Columbia Management Advisors, LLC is the administrator of the Funds, and is responsible for overseeing the administrative operations of the Funds. The Funds pay Columbia Management Advisors, LLC a fee of 0.10% for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Funds, and is paid monthly.

The Adviser and the Distributor may pay significant amounts from their own assets to selling or servicing agents of the Funds for distribution-related activities or other services they provide. These amounts, which are in addition to any sales charges, distribution (12b-1) and shareholder servicing fees paid by the Funds, may be fixed dollar amounts or a percentage of sales or both, and may be up-front or ongoing payments or both. Agents may agree to provide a variety of marketing related services or access-advantages to the Funds, including, for example, presenting Funds on "preferred" or "select" lists, in return for the payments. Selling or servicing agents, in turn, may pay some or all of these amounts to their employees who recommend or sell Fund shares or allocate or invest client assets among different investment options.


In addition, the Adviser and the Distributor may pay significant amounts from their own assets for services provided and costs incurred by third parties of a type that would typically be provided or incurred directly by the Columbia Funds' transfer agent. The Columbia Funds also may pay significant amounts to third party intermediaries, including selling and servicing agents, for providing these types of services or incurring these types of costs.

These and other payments, and the difference between payments made with respect to the Funds and those made with respect to other mutual funds available through the agent, may give rise to conflicts of interest between the agent and its clients. You should be aware of these potential conflicts of interest and discuss these matters with your selling or servicing agent.

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
SERVICES, INC.

P.O. BOX 8081
BOSTON, MA 02266-8081

--------------------------------------------------------------------------------


Columbia Management Services, Inc., formerly known as Columbia Funds Services (Transfer Agent), is the transfer agent for the Funds' shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

ABOUT YOUR INVESTMENT
--------------------------------------------------------------------------------

Buying, selling and exchanging shares
(DOLLAR SIGN GRAPHIC)

--------------------------------------------------------------------------------

WHEN YOU SELL SHARES OF A MUTUAL FUND, THE FUND IS EFFECTIVELY "BUYING" THEM BACK FROM YOU. THIS IS CALLED A REDEMPTION.

A BUSINESS DAY IS ANY DAY THAT THE FEDERAL RESERVE BANK OF NEW YORK AND THE NEW YORK STOCK EXCHANGE (NYSE) ARE OPEN. THE MONEY MARKET FUNDS RESERVE THE RIGHT TO CLOSE EARLY ON BUSINESS DAYS PRECEDING OR FOLLOWING NATIONAL HOLIDAYS, IF THE PRIMARY GOVERNMENT SECURITIES DEALERS HAVE CLOSED EARLY AND/OR IF THE BOND MARKET ASSOCIATION RECOMMENDS THAT THE SECURITIES MARKETS CLOSE EARLY.

IN ADDITION TO WEEKENDS, EITHER THE FEDERAL RESERVE BANK OF NEW YORK OR THE NYSE IS CLOSED ON THE FOLLOWING NATIONAL HOLIDAYS: NEW YEAR'S DAY, MARTIN LUTHER KING, JR. DAY, PRESIDENTS' DAY, GOOD FRIDAY, MEMORIAL DAY, INDEPENDENCE DAY, LABOR DAY, COLUMBUS DAY, VETERANS DAY, THANKSGIVING DAY AND CHRISTMAS DAY.

--------------------------------------------------------------------------------


This prospectus offers G-Trust Shares of the Funds. Here are some general rules about this class of shares:

SUBJECT TO CERTAIN LIMITED EXCEPTIONS DISCUSSED BELOW, THE FUND IS NO LONGER ACCEPTING NEW INVESTMENTS FROM PROSPECTIVE INVESTORS IN G-TRUST SHARES. SHARES OF THE FUND CURRENTLY MAY ONLY BE PURCHASED BY CURRENT SHAREHOLDERS AND BY INVESTORS WHO PURCHASE SHARES THROUGH EXCHANGES OF G-TRUST SHARES OF OTHER FUNDS.

G-Trust Shares of the Funds are available for purchase by investors maintaining a qualified account at a bank or trust institution, including subsidiaries of Bank of America Corporation. Qualified accounts include discretionary investment management accounts, custodial accounts, agency accounts and different types of tax-advantaged accounts. Your institution can provide more information about which types of accounts are eligible.

You'll find more information about buying, selling and exchanging G-Trust Shares on the pages that follow. You should also ask your financial institution or intermediary about its limits, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs and services.

The Funds also offer other classes of shares, with different features and expense levels, which you may be eligible to buy. If you have questions about buying, selling or exchanging, or you need help placing an order, please call us at 1.800.353.0828 if you're an institutional investor, or 1.800.345.6611 if you're an individual investor. You can also contact your investment professional.

Federal law requires the Funds to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Funds may need to delay the date of your purchase or may be unable to open your account which may result in a return of your investment monies. In addition, if the Funds are unable to verify your identity after your account is open, the Funds reserve the right to close your account or take other steps as deemed reasonable. The Funds shall not be held liable for any loss resulting from any purchase delay, application rejection, or account closure due to a failure to provide proper identifying information.

HOW SHARES ARE PRICED

All transactions are based on the price of a Fund's shares -- or its net asset value per share. We calculate net asset value per share at 11:30 a.m. Eastern time each business day for each share class of the Fund (unless the Funds close early).

  - If your order for Columbia Connecticut Municipal Reserves or Columbia Massachusetts Municipal Reserves is received and accepted by the

17
    Transfer Agent by 11:30 a.m. Eastern time, you will receive that day's net asset value per share.

First, we calculate the net asset value for each class of a Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.

Although we try to maintain a net asset value per share of $1.00 for the Funds, we can't guarantee that we will be able to do so.

VALUING SECURITIES IN A FUND

The value of a Fund's assets is based on the total market value of all of the securities it holds. We use the amortized cost method, which approximates market value, to value the assets in the Money Market Funds.

HOW ORDERS ARE PROCESSED

Orders to buy, sell or exchange shares are processed on business days. Orders to buy, sell or exchange shares may be delivered to the Transfer Agent by phone, in writing, or through the internet. For more information on account and trading restrictions and special sign-up procedures for internet transactions, please call us at 800-353-0828 for institutional investors or 800-345-6611 for individual investors. The Transfer Agent has procedures in place to authenticate electronic instructions. You will be asked to accept the terms of an online agreement(s) and utilize a password for internet services. Orders received in good order by the Fund, Distributor, Transfer Agent or their agents by the following times on a business day (unless the Fund closes early) will be processed as follows:

  - If your order for Columbia Connecticut Municipal Reserves or Columbia Massachusetts Municipal Reserves is received in good form by the Transfer Agent by 11:30 a.m. Eastern time, in the case of purchases you will receive that day's net asset value per share. If your order is received in good form by the Transfer Agent after 11:30 a.m. Eastern time, you will receive the next net asset value per share determined on the following business day (and in the case of purchases you'll begin receiving dividends the next day).

Investors are encouraged to place orders to sell as early in the day as possible. Orders received after these times will receive the next business day's net asset value per share. The business day that applies to an order is also called the trade date. We may refuse any order to buy or exchange shares. If this happens, we'll return any money we've received.

TELEPHONE ORDERS
You can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of our account application and send it to us.

Here's how telephone orders work:

  - If you sign up for telephone orders after you open your account, you must have your signature Medallion Guaranteed.

  - Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order.

  - We'll take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. If we and our service providers don't take these steps, we may be liable for any losses from unauthorized or fraudulent instructions.

  - Telephone orders may be difficult to complete during periods of significant economic or market change.

--------------------------------------------------------------------------------

THE NET ASSET VALUE PER SHARE IS THE PRICE OF A SHARE CALCULATED BY A FUND EVERY BUSINESS DAY.

--------------------------------------------------------------------------------


(PLUS SIGN DOLLAR         BUYING SHARES
  GRAPHIC)

      Here are some general rules for buying shares:

        - You buy G-Trust Shares at net asset value per share.

        - There is no minimum amount for initial or additional investments.

        - Financial institutions and intermediaries are responsible for sending orders to us and for ensuring that we receive your money on time.

        - Shares purchased are recorded on the books of the Fund. We don't issue certificates.

--------------------------------------------------------------------------------

"GOOD FORM" MEANS THAT THE MONEY USED TO PURCHASE YOUR SHARES IS FULLY COLLECTED. WHEN SELLING SHARES BY LETTER OF INSTRUCTION, "GOOD FORM" ALSO MEANS
(I) YOUR LETTER HAS COMPLETE INSTRUCTIONS, THE PROPER SIGNATURES AND MEDALLION SIGNATURE GUARANTEES IF NECESSARY AND (II) ANY OTHER REQUIRED DOCUMENTS ARE ATTACHED. SIGNATURES MUST BE GUARANTEED BY EITHER A BANK, A MEMBER FIRM OF A NATIONAL STOCK EXCHANGE OR ANOTHER ELIGIBLE GUARANTOR THAT PARTICIPATES IN THE MEDALLION SIGNATURE GUARANTEE PROGRAM FOR REDEMPTIONS OVER $100,000, ALTERNATE PAYEE OR MAILING INSTRUCTIONS. FOR ADDITIONAL DOCUMENTS REQUIRED FOR SALES BY CORPORATIONS, AGENTS FIDUCIARIES, SURVIVING JOINT OWNERS AND OTHER LEGAL ENTITIES PLEASE CALL 1.800.353.0828 (INSTITUTIONAL INVESTORS) OR 1.800.345.6611 (INDIVIDUAL INVESTORS). NO INTEREST WILL BE PAID ON UNCASHED REDEMPTION CHECKS.







 FOR MORE INFORMATION ABOUT TELEPHONE ORDERS, SEE HOW ORDERS ARE PROCESSED.

--------------------------------------------------------------------------------



(MINUS SIGN DOLLAR        SELLING SHARES
  GRAPHIC)

      Here are some general rules for selling shares:

        - We normally send the sale proceeds by Fedwire as soon as practicable following the determination time applicable to your order. For more information please refer to How orders are processed or contact the Transfer Agent.

        - You can sell up to $100,000 of shares by telephone to the address of record or via ACH to your bank in a 30-day period if you qualify for telephone orders. Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request.

        - If you paid for your shares with a check that wasn't certified, we'll hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.

        - Financial institutions and intermediaries are responsible for sending orders to us and for depositing the sale proceeds to your account on time.

        - If you hold any shares in certificate form, you must sign the certificates (or send a signed stock power with them) and send them to the Transfer Agent. Your signature must be Medallion Guaranteed unless you've made other arrangements with us. We may ask for any other information we need to prove that the order is properly authorized.

        - Under certain circumstances allowed under the 1940 Act, we can pay you in securities or other property when you sell your shares.

        - We can delay payment of the sale proceeds of the Funds for up to seven days.

        - Other restrictions may apply to retirement plan accounts. For more information about these restrictions, please contact your retirement plan administrator.

      We may sell your shares:

        - if the value of your account falls below $1,000 (other than as a result of depreciation in share value), or your account may be subject to an annual fee of $10. The Transfer Agent will send you written notification of such action and provide details on how you can add money to your account to avoid this penalty

        - if a financial institution or intermediary tells us to sell your shares under arrangements made with you
        - under certain other circumstances allowed under the 1940 Act

--------------------------------------------------------------------------------

YOU SHOULD MAKE SURE YOU UNDERSTAND THE INVESTMENT OBJECTIVE AND POLICIES OF THE FUND YOU'RE EXCHANGING INTO. PLEASE READ ITS PROSPECTUS CAREFULLY.
--------------------------------------------------------------------------------


       EXCHANGING SHARES

       (ARROWS GRAPHIC)

      You can generally sell shares of a Fund to buy shares of another Fund distributed by the Distributor. This is called an exchange. You might want to do this if your investment goals or tolerance for risk change.

      Here's how exchanges work:

        - You can generally exchange G-Trust Shares of a Fund for G-Trust Shares of any other Fund distributed by the Distributor. Some exceptions apply.

        - The rules for buying shares of a Fund, including any minimum investment requirements, apply to exchanges into that Fund.

        - You may only make exchanges into a Fund that is legally sold in your state of residence.

        - You generally may only make an exchange into a Fund that is accepting investments.

        - A sales charge may apply when exchanging from a Money Market Fund to a Fund with a front-end sales charge.

        - We may limit the number of exchanges you can make within a specified period of time.

        - We may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

        - You cannot exchange any shares you own in certificate form until the Transfer Agent has received the certificate and deposited the shares to your account.

Distributions and taxes
(TAX DOLLAR GRAPHIC)

--------------------------------------------------------------------------------

THE POWER OF COMPOUNDING

REINVESTING YOUR DISTRIBUTIONS BUYS YOU MORE SHARES OF A FUND -- WHICH LETS YOU TAKE ADVANTAGE OF THE POTENTIAL FOR COMPOUND GROWTH.

PUTTING THE MONEY YOU EARN BACK INTO YOUR INVESTMENT MEANS IT, IN TURN, MAY EARN EVEN MORE MONEY. OVER TIME, THE POWER OF COMPOUNDING HAS THE POTENTIAL TO SIGNIFICANTLY INCREASE THE VALUE OF YOUR INVESTMENT. THERE IS NO ASSURANCE, HOWEVER, THAT YOU'LL EARN MORE MONEY IF YOU REINVEST YOUR DISTRIBUTIONS.

--------------------------------------------------------------------------------


ABOUT DISTRIBUTIONS

A mutual fund can make money two ways:

  - It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.

  - A fund can also have capital gain if the value of its investments increases. If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.

A mutual fund is not subject to federal income tax as long as it distributes all of its net investment income and net realized capital gain to its shareholders. The Funds intend to pay out a sufficient amount of their income and capital gain to their shareholders so the Funds won't have to pay any federal income tax. When a Fund makes this kind of a payment, it's split among all shares and is called a distribution.

Although the Funds do not expect to realize any capital gain, any capital gain realized by a Fund will be distributed at least once a year. The Funds declare distributions of net investment income each business day, and pay them on the first business day of each month. Normally, each Fund will declare and pay distributions of net investment income as indicated above. The Funds may, however, declare and pay distributions of net investment income more frequently.

Any distribution you receive is paid based on the number of shares you hold on the record date, which is usually the day the distribution is declared (daily distribution Funds) or the day before the distribution is declared (all other Funds). Shares are eligible to receive net investment income distributions from the settlement date (daily distribution Funds), trade date (all other Funds) or realized capital gain from the trade date of the purchase up to and including the day before the shares are sold.

Different share classes of a Fund usually pay different net investment income distribution amounts, because each class has different expenses.

We'll automatically reinvest distributions in additional shares of the same Fund unless you tell us you want to receive your distributions in cash. You can do this by writing to us at the address on the back cover, or by calling us at
1.800.353.0828 if you're an institutional investor, or 1.800.345.6611 if you're an individual investor. Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

--------------------------------------------------------------------------------

THIS INFORMATION IS A SUMMARY OF HOW FEDERAL INCOME TAXES MAY AFFECT YOUR INVESTMENT IN THE FUNDS. IT DOES NOT APPLY TO FOREIGN OR TAX-EXEMPT INVESTORS OR THOSE HOLDING FUND SHARES THROUGH A TAX-ADVANTAGED ACCOUNT, SUCH AS A 401(K) PLAN OR IRA. THIS INFORMATION IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING. YOU SHOULD CONSULT WITH YOUR OWN TAX ADVISER ABOUT YOUR SITUATION, INCLUDING ANY FOREIGN, STATE AND LOCAL TAXES THAT MAY APPLY.




 FOR MORE INFORMATION ABOUT TAXES, PLEASE SEE THE SAI.

--------------------------------------------------------------------------------


HOW TAXES AFFECT YOUR INVESTMENT

Distributions of a Fund's ordinary income and any net short-term capital gain, if any, generally are taxable to you as ordinary income. Although the Funds do not expect to realize any capital gain, any distributions of realized net long-term capital gain, if any, generally are taxable to you as long-term capital gain.

In general, corporate shareholders will not be able to deduct any distributions when determining their taxable income. Fund distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund. Following the end of each year, we'll send you a notice that tells you how much you've received in distributions during the year and their federal tax status. State and local taxes may also apply to distributions.

In general, you will not be subject to federal income tax on distributions from the Funds of their tax-exempt interest income. Distributions from Columbia Connecticut Municipal Reserves of its interest income from Connecticut Municipal Securities will not be subject to Connecticut state individual income tax. Distributions from Columbia Massachusetts Municipal Reserves of its interest income from Massachusetts municipal securities will not be subject to Massachusetts commonwealth individual income tax. Distributions from the Funds, however, may be subject to state, local and other taxes.

Although these Funds do not intend to earn any taxable income or capital gain, any distributions of such income or gain generally are subject to tax.

A portion of the distributions from the Funds may also be subject to alternative minimum taxes.

U.S. GOVERNMENT OBLIGATIONS

If you invest in U.S. government obligations directly, interest on those obligations is free from state and local individual income taxes. Distributions you receive that come from interest a Fund earns from U.S. government obligations may not be exempt from these taxes. Please consult with your tax adviser.

WITHHOLDING TAX

We're required by federal law to withhold tax on any distributions and redemption proceeds paid to you (including amounts paid in securities and exchanges) if:

  - you haven't given us a correct Taxpayer Identification Number (TIN), usually your social security or employer identification number, and haven't certified that the TIN is correct and withholding doesn't apply

  - the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records

  - the IRS informs us that you are otherwise subject to backup withholding

The IRS may also impose penalties against you if you don't give us a correct
TIN.

Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.

TAXATION OF REDEMPTIONS AND EXCHANGES

As long as a Fund continually maintains a $1.00 net asset value per share, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your shares of the Fund.

Legal matters

On February 9, 2005, Banc of America Capital Management, LLC ("BACAP" (now, the Advisor)) and BACAP Distributors, LLC (which has subsequently merged into the Distributor) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the SEC (the "SEC Order"). A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website. Under the terms of the NYAG Settlement and SEC Order, BACAP and BACAP Distributors, LLC have agreed, among other things, to pay disgorgement and civil money penalties, to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices, to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures and to reduce management fees for five years. BACAP and BACAP Distributors, LLC are currently in the process of implementing the various terms of the NYAG Settlement and SEC Order.

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Columbia Funds Series Trust (formerly known as Nations Funds Trust), its Board of Trustees, Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors, LLC (collectively "BAC"). On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust (now known as Columbia Funds Series Trust), the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under the federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action. The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

Separately, a putative class action (Reinke v. Bank of America N.A., et al.) was filed against Nations Funds Trust and others on December 6, 2004 in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. Nations Funds Trust has filed a "motion to dismiss" that is pending. Discovery has recently been initiated. At the present time, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

Financial highlights
(DOLLAR SIGN GRAPHIC)

The financial highlights table is designed to help you understand how the Funds have performed for the past five years. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned, assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP for the periods ended May 31, 2005 and 2004. The independent registered public accounting firm's report and Columbia Funds financial statements are incorporated by reference into the SAI. Please see the back cover of this prospectus to find out how you can get a copy of the SAI.

COLUMBIA CONNECTICUT MUNICIPAL
RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                            YEAR ENDED
  G-TRUST SHARES                                             05/31/05
  Net asset value, beginning of period                        $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                       0.011
  LESS DISTRIBUTIONS:
  Distributions from net investment
    income                                                   (0.011)
  Net increase (decrease) in net asset
    value                                                       --
  Net asset value, end of period                              $1.00
  TOTAL RETURN(2)                                             1.13%
  RATIOS TO AVERAGE NET ASSETS:
  Net assets, end of period (in
    thousands)                                               $94,459
  Ratio of net investment income
    including reimbursements/waiver                           1.05%
  Ratio of operating expenses including
    reimbursements/waiver                                     0.55%
  Ratio of operating expenses excluding
    reimbursements/waiver                                     0.55%

                                                            PERIOD ENDED
  G-TRUST SHARES                                            05/31/04(1)
  Net asset value, beginning of period                         $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                        0.001
  LESS DISTRIBUTIONS:
  Distributions from net investment
    income                                                    (0.001)
  Net increase (decrease) in net asset
    value                                                        --
  Net asset value, end of period                               $1.00
  TOTAL RETURN(2)                                             0.13%**
  RATIOS TO AVERAGE NET ASSETS:
  Net assets, end of period (in
    thousands)                                                  $10
  Ratio of net investment income
    including reimbursements/waiver                            0.48%*
  Ratio of operating expenses including
    reimbursements/waiver                                      0.53%*
  Ratio of operating expenses excluding
    reimbursements/waiver                                      1.23%*

* Annualized.
** Not Annualized.
(1) The Fund began offering Trust Shares on March 1, 2004.
(2) Had the investment advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

COLUMBIA MASSACHUSETTS MUNICIPAL
RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                            YEAR ENDED
  G-TRUST SHARES                                             05/31/05
  Net asset value, beginning of period                         $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                        0.012
  LESS DISTRIBUTIONS:
  Distributions from net investment
    income                                                    (0.012)
  Net increase (decrease) in net asset
    value                                                       --
  Net asset value, end of period                               $1.00
  TOTAL RETURN(2)                                              1.19%
  RATIOS TO AVERAGE NET ASSETS:
  Net assets, end of period (in
    thousands)                                               $126,602
  Ratio of net investment income
    including reimbursements/waiver                            1.12%
  Ratio of operating expenses including
    reimbursements/waiver                                      0.52%
  Ratio of operating expenses excluding
    reimbursements/waiver                                      0.53%

                                                            PERIOD ENDED
  G-TRUST SHARES                                             05/31/04(1)
  Net asset value, beginning of period                          $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                         0.001
  LESS DISTRIBUTIONS:
  Distributions from net investment
    income                                                     (0.001)
  Net increase (decrease) in net asset
    value                                                        --
  Net asset value, end of period                                $1.00
  TOTAL RETURN(2)                                              0.14%**
  RATIOS TO AVERAGE NET ASSETS:
  Net assets, end of period (in
    thousands)                                                  $912
  Ratio of net investment income
    including reimbursements/waiver                            0.50%*
  Ratio of operating expenses including
    reimbursements/waiver                                      0.51%*
  Ratio of operating expenses excluding
    reimbursements/waiver                                      0.52%*

* Annualized.
** Not Annualized.
(1) The Fund began offering Trust Shares on March 1, 2004.
(2) Had the investment advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

Additional hypothetical fees and expense information

The supplemental hypothetical investment information that follows provides additional information about the effect of the fees and expenses of each Fund, including investment advisory fees and other Fund costs, on the Funds' returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in the class of the Funds assuming a 5% return each year, the hypothetical year-end balance before fees and expenses and the cumulative return after fees and expenses. The charts also assume that the annual expense ratios stay the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratio used for each Fund, which is the same as that stated in the Annual Fund Operating Expenses tables, is reflected in the charts and is net of any contractual fee waiver or expense reimbursement. Your actual costs may be higher or lower.

COLUMBIA CONNECTICUT MUNICIPAL RESERVES -- G-TRUST SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              0.20%                            $10,000.00                              5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-   CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE     AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES        FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00              4.80%            $10,480.00      $ 20.48
       2           10.25%            $11,025.00              9.83%            $10,983.04      $ 21.46
       3           15.76%            $11,576.25             15.10%            $11,510.23      $ 22.49
       4           21.55%            $12,155.06             20.63%            $12,062.72      $ 23.57
       5           27.63%            $12,762.82             26.42%            $12,641.73      $ 24.70
       6           34.01%            $13,400.96             32.49%            $13,248.53      $ 25.89
       7           40.71%            $14,071.00             38.84%            $13,884.46      $ 27.13
       8           47.75%            $14,774.55             45.51%            $14,550.91      $ 28.44
       9           55.13%            $15,513.28             52.49%            $15,249.36      $ 29.80
      10           62.89%            $16,288.95             59.81%            $15,981.33      $ 31.23
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                         $ 5,981.33
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                           $255.20

COLUMBIA MASSACHUSETTS MUNICIPAL RESERVES -- G-TRUST SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              0.20%                            $10,000.00                              5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-   CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE     AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES        FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00              4.80%            $10,480.00      $ 20.48
       2           10.25%            $11,025.00              9.83%            $10,983.04      $ 21.46
       3           15.76%            $11,576.25             15.10%            $11,510.23      $ 22.49
       4           21.55%            $12,155.06             20.63%            $12,062.72      $ 23.57
       5           27.63%            $12,762.82             26.42%            $12,641.73      $ 24.70
       6           34.01%            $13,400.96             32.49%            $13,248.53      $ 25.89
       7           40.71%            $14,071.00             38.84%            $13,884.46      $ 27.13
       8           47.75%            $14,774.55             45.51%            $14,550.91      $ 28.44
       9           55.13%            $15,513.28             52.49%            $15,249.36      $ 29.80
      10           62.89%            $16,288.95             59.81%            $15,981.33      $ 31.23
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                         $ 5,981.33
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                           $255.20

--------------------------------------------------------------------------------

THIS GLOSSARY INCLUDES EXPLANATIONS OF THE IMPORTANT TERMS THAT MAY BE USED IN THIS PROSPECTUS. SOME OF THE TERMS EXPLAINED MAY APPLY TO COLUMBIA FUNDS NOT INCLUDED IN THIS PROSPECTUS.

--------------------------------------------------------------------------------

Terms used in this prospectus
(BOOK GRAPHIC)

80% POLICY -- Rule 35d-1 under the 1940 Act (the "Names Rule"), requires certain Funds to adopt an investment policy requiring that, under normal circumstances, at least 80% of its assets will be invested in the type of investment suggested by its name. In most cases, the Names Rule gives affected Funds the option to either (i) declare the 80% Policy a fundamental policy, which means it can only be changed by shareholder approval, or (ii) commit to provide notice to shareholders before changing the 80% Policy. In some cases, the Names Rule requires affected Funds to declare their 80% Policy a fundamental policy. The SAI identifies each Fund that has adopted an 80% Policy as a fundamental policy as well as each Fund that has committed to provide notice to shareholders before changing its 80% Policy.

AMORTIZED COST METHOD -- under Rule 2a-7 of the 1940 Act, the method of calculating an investment company's net asset value whereby portfolio securities are valued at the Fund's acquisition cost as adjusted for amortization of premium or accretion of discount rather than at their value based on current market factors.

AVERAGE DOLLAR-WEIGHTED MATURITY -- the average length of time until the debt securities held by a Fund reach maturity. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.

BANK OBLIGATION -- a money market instrument issued by a bank, including certificates of deposit, time deposits and bankers' acceptances.

CAPITAL GAIN OR LOSS -- the difference between the purchase price of a security and its selling price. You realize a capital gain when you sell a security for more than you paid for it. You realize a capital loss when you sell a security for less than you paid for it.

COMMERCIAL PAPER -- a short-term debt security issued by banks, corporations, municipalities and other borrowers.

COMMON STOCK -- a security that represents part equity ownership in a company. Common stock typically allows you to vote at shareholder meetings and to share in the company's profits by receiving dividends.

DEBT SECURITY -- when you invest in a debt security, you are typically lending your money to a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as U.S. Treasury obligations and commercial paper. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

EQUITY SECURITY -- an investment that gives you an equity ownership right in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.

FIRST-TIER SECURITY -- under Rule 2a-7 of the 1940 Act, a debt security that is an eligible investment for money market funds and has received a rating in the highest short-term rating category from a nationally recognized statistical rating organization (NRSRO) or if unrated, is determined by the fund's portfolio management team to be of comparable quality, or is a money market fund issued by a registered investment company, or is a government security.

FIXED INCOME SECURITY -- an intermediate to long-term debt security that matures in more than one year.

GUARANTEED INVESTMENT CONTRACT -- an investment instrument issued by a rated insurance company in return for a payment by an investor.

HIGH QUALITY -- includes municipal securities that are rated in the top two highest short-term debt categories according to an NRSRO such as Standard & Poor's Corporation or Moody's Investors Service, Inc. The portfolio management team may consider an unrated municipal security if it is determined to be of comparable quality, based upon guidelines approved by the Fund's Board. Please see the SAI for more information about credit ratings.

INSTRUMENTALITY -- an instrumentality of the U.S. government is a government agency organized under federal charter with government supervision.

LIQUIDITY -- a measurement of how easily a security can be bought or sold at a price that is close to its market value.

MONEY MARKET INSTRUMENT -- a short-term debt security that is considered to mature in 13 months or less. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and certain municipal securities. For Columbia Treasury Reserves and Columbia Government Reserves, money market instruments do not include either commercial paper or municipal securities.

MUNICIPAL SECURITY (OBLIGATION) -- a debt security issued by state or local governments or governmental authorities to pay for public projects and services. "General obligations" are typically backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income from these securities is exempt from federal income taxes and is generally exempt from state taxes if you live in the state that issued the security. If you live in the municipality that issued the security, interest income may also be exempt from local taxes.

NON-DIVERSIFIED -- a fund that holds securities of fewer issuers or kinds of issuers than other kinds of funds. Non-diversified funds tend to have greater price swings than more diversified funds because events affecting one or more of its securities may have a disproportionately large effect on the fund.

PARTICIPATION -- a pass-through certificate representing a share in a pool of debt obligations or other instruments.

PASS-THROUGH CERTIFICATE -- securitized mortgages or other debt securities with interest and principal paid by a servicing intermediary shortly after interest payments are received from borrowers.

PRIVATE ACTIVITY BOND -- a municipal security that is used to finance private projects or other projects that aren't qualified for tax purposes. Interest on private activity bonds is generally taxable, unless it is specifically exempted, or may be treated as a tax preference item for federal alternative minimum tax purposes.

REPURCHASE AGREEMENT -- a short-term (often overnight) investment arrangement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return.

REVERSE REPURCHASE AGREEMENT -- a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price.

SECOND-TIER SECURITY -- under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds, but is not a first-tier security.

SETTLEMENT DATE -- the date on which an order is settled either by payment or delivery of securities.

SPECIAL PURPOSE ISSUER -- an entity organized solely to issue asset-backed securities on a pool of assets it owns.

TRADE DATE -- the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

U.S. GOVERNMENT OBLIGATIONS -- a wide range of debt securities that include U.S. Treasury obligations, securities issued or guaranteed by various agencies of the U.S. government, or by various instrumentalities which have been established or sponsored by the U.S. government. Securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. government.

U.S. TREASURY OBLIGATION -- a debt security issued or guaranteed by the U.S. Treasury. U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. government.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

COLUMBIA MANAGEMENT(R)




Where to find more information

You'll find more information about Columbia Money Market Funds in the following documents:


ANNUAL AND SEMI-ANNUAL REPORTS

The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the independent registered public accounting firm's reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the period covered.

STATEMENT OF ADDITIONAL INFORMATION

The SAI contains additional information about the Funds and their policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.

You can obtain a free copy of these documents, request other information about the Funds and make shareholder inquiries by contacting Columbia Funds:

By telephone:
1.800.353.0828 (Institutional Investors)
1.800.345.6611 (Individual Investors)

By mail:
COLUMBIA FUNDS
C/O COLUMBIA MANAGEMENT SERVICES, INC.
ONE FINANCIAL CENTER
BOSTON, MA 02111-2621

On the Internet:
WWW.COLUMBIAFUNDS.COM

Information about the Funds can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

SEC file number: 811-09645
Columbia Funds Series Trust

PRO-36/91585-1105

COLUMBIA MANAGEMENT(R)










                                    Money Market Funds

                                    Prospectus -- Liquidity Class Shares

                                    December 30, 2005




                                    Columbia Government Plus Reserves

                                    Columbia Prime Reserves









                                    THE SECURITIES AND EXCHANGE COMMISSION (SEC)
                                    HAS NOT APPROVED OR DISAPPROVED THESE
                                    SECURITIES OR DETERMINED IF THIS PROSPECTUS
                                    IS TRUTHFUL OR COMPLETE.

                                    ANY REPRESENTATION TO THE CONTRARY IS A
                                    CRIMINAL OFFENSE.


                      May Lose Value
NOT FDIC-INSURED    No Bank Guarantee

AN OVERVIEW OF THE FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TERMS USED IN THIS PROSPECTUS

IN THIS PROSPECTUS, WE, US AND OUR REFER TO THE COLUMBIA FUNDS FAMILY (COLUMBIA FUNDS OR COLUMBIA FUNDS FAMILY). SOME OTHER IMPORTANT TERMS WE'VE USED MAY BE NEW TO YOU. THESE ARE PRINTED IN ITALICS WHERE THEY FIRST APPEAR IN A SECTION AND ARE DESCRIBED IN TERMS USED IN THIS PROSPECTUS.




 YOU'LL FIND TERMS USED IN THIS PROSPECTUS ON PAGE 29.

YOUR INVESTMENT IN THESE FUNDS IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, N.A. (BANK OF AMERICA), THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. YOUR INVESTMENT MAY LOSE MONEY.

AFFILIATES OF BANK OF AMERICA ARE PAID FOR THE SERVICES THEY PROVIDE TO THE
FUNDS.

--------------------------------------------------------------------------------

This booklet, which is called a prospectus, tells you about some Columbia Money Market Funds. Please read it carefully, because it contains information that's designed to help you make informed investment decisions.

This prospectus offers Liquidity Class Shares of the Funds. This class of shares is designed primarily for financial institutions and intermediaries for their own accounts, and for certain of their client accounts. Please turn to BUYING, SELLING AND EXCHANGING SHARES for more information about who is eligible to buy this class of shares.

ABOUT THE FUNDS

The Money Market Funds seek to provide income while protecting the principal of your original investment by investing in money market instruments.

Money market instruments include short-term debt securities that are U.S. government issued or guaranteed or have relatively low risk. Your original investment and your return aren't guaranteed, however, and returns will vary as short-term interest rates change. Over time, the return on money market funds may be lower than the return on other kinds of mutual funds or investments.

ARE THESE FUNDS RIGHT FOR YOU?

Not every Fund is right for every investor. When you're choosing a Fund to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.

The Money Market Funds may be suitable for you if:

  - you're looking for a relatively low risk investment with stability of principal

  - you have short-term income needs

They may not be suitable for you if:

  - you're looking for higher returns and are prepared to assume a higher level of investment risk

  - you're more comfortable with bank deposits that are FDIC-insured

You'll find a discussion of each Fund's investment objective, principal investment strategies and principal risks in the Fund descriptions that start on page 4.

FOR MORE INFORMATION

If you have any questions about the Funds, please call us at 1.800.353.0828 if you're an institutional investor, or 1.800.345.6611 if you're an individual investor. You can also contact your investment professional.

You'll find more information about the Funds in the Statement of Additional Information (SAI). The SAI includes more detailed information about each Fund's investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.

WHAT'S INSIDE
--------------------------------------------------------------------------------

About the Funds
(FILE FOLDER GRAPHIC)

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT ADVISORS, LLC

COLUMBIA MANAGEMENT ADVISORS, LLC (THE ADVISER) IS THE INVESTMENT ADVISER TO EACH OF THE FUNDS. THE ADVISER IS RESPONSIBLE FOR THE OVERALL MANAGEMENT AND SUPERVISION OF THE INVESTMENT MANAGEMENT OF EACH FUND.




 YOU'LL FIND MORE ABOUT THE ADVISER STARTING ON PAGE 14.

--------------------------------------------------------------------------------


COLUMBIA GOVERNMENT PLUS RESERVES                                4
------------------------------------------------------------------
COLUMBIA PRIME RESERVES                                          9
------------------------------------------------------------------
OTHER IMPORTANT INFORMATION                                     14
------------------------------------------------------------------
HOW THE FUNDS ARE MANAGED                                       17

About your investment
(DOLLAR SIGN GRAPHIC)

INFORMATION FOR INVESTORS
  Buying, selling and exchanging shares                         19
     How orders are processed                                   20
  How selling and servicing agents are paid                     24
  Distributions and taxes                                       26
  Legal matters                                                 28
------------------------------------------------------------------
ADDITIONAL HYPOTHETICAL FEES AND EXPENSE INFORMATION            29
------------------------------------------------------------------
TERMS USED IN THIS PROSPECTUS                                   31
------------------------------------------------------------------
WHERE TO FIND MORE INFORMATION                          BACK COVER

COLUMBIA GOVERNMENT PLUS RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 15.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks current income with liquidity and stability of principal.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund invests primarily (under normal circumstances at least 80% of its net assets plus any borrowings for investment purposes) in U.S. government obligations, including U.S. Treasury obligations and obligations of U.S.
                   government agencies, authorities, instrumentalities or sponsored enterprises, and repurchase agreements backed by these obligations.

The Fund may also invest in the obligations of foreign governments and their political subdivisions and instrumentalities.

U.S. Treasury obligations are backed by the full faith and credit of the U.S. government. Obligations of certain U.S. government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (a) the full faith and credit of the U.S. Treasury (such as obligations of the Government National Mortgage Association), (b) the right of the issuer to borrow from the U.S. Treasury (such as obligations of the Export-Import Bank of the United States), (c) the discretionary authority of the U.S. government to purchase certain obligations of the issuer (such as obligations of the Federal National Mortgage Association), or (d) only the credit of the issuer (such as obligations of the Federal Home Loan Mortgage Corporation).

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------







 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia Government Plus Reserves has the following risks:

      - INTEREST RATE RISK -- The yield paid by the Fund will vary with changes in short-term interest rates.

      - CREDIT RISK -- Although U.S. government securities have historically involved little credit risk, if an issuer fails to pay interest or repay principal, the value of your investment could decline.

      - U.S. GOVERNMENT OBLIGATIONS -- Obligations of U.S. government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. government would provide financial support to any of these entities if it is not obligated to do so by law.

      - REPURCHASE AGREEMENTS -- Repurchase agreements, while backed by collateral, carry some risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.

      - FOREIGN INVESTMENTS -- Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, incomplete financial information about the issuers of securities, and political or economic instability. Foreign securities may be more volatile and less liquid than U.S. securities.

      - SHARE PRICE -- There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.

      - SELECTION OF INVESTMENTS -- The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.353.0828 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.345.6611 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

THE RETURNS SHOWN ARE FOR A CLASS NOT OFFERED IN THIS PROSPECTUS THAT HAS SIMILAR ANNUAL RETURNS BECAUSE THE SHARES ARE INVESTED IN THE SAME PORTFOLIO OF SECURITIES. THE ANNUAL RETURNS DIFFER ONLY TO THE EXTENT THAT THE CLASSES DO NOT HAVE THE SAME EXPENSES.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Capital Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               1995     1996     1997     1998     1999     2000     2001     2002     2003     2004
               ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
               5.58%    5.06%    5.11%    5.30%    5.00%    6.27%    3.99%    1.53%    1.03%    1.22%



              *Year-to-date return as of June 30, 2005: 1.26%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 4TH QUARTER 2000:                   1.61%
         WORST: 2ND QUARTER 2004:                  0.23%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                         1 YEAR   5 YEARS   10 YEARS
         CAPITAL CLASS SHARES                            1.22%     2.79%     3.99%




      On November 21, 2005, the Galaxy Institutional Government Money Market Fund ("the Predecessor Fund") was reorganized into the Fund. For periods prior to November 21, 2005, the performance of the Fund's Capital Class Shares represents the performance of the Predecessor Fund's Institutional Class.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Liquidity Class Shares can be found in the section ADDITIONAL
                   HYPOTHETICAL FEES AND EXPENSE INFORMATION preceding TERMS USED IN THIS
                   PROSPECTUS.

         SHAREHOLDER FEES                                           Liquidity Class
         (Fees paid directly from your investment)                      Shares
         Maximum sales charge (load) imposed on purchases                 N/A



         Maximum deferred sales charge (load)                             N/A



         ANNUAL FUND OPERATING EXPENSES
         (Expenses that are deducted from the Fund's assets)



         Management fees(1)                                              0.27%



         Distribution (12b-1) and shareholder servicing fees             0.25%



         Other expenses(2)                                               0.05%
                                                                          ---------



         Total annual Fund operating expenses                            0.57%



         Fee waivers and/or reimbursements                              (0.22)%
                                                                          ---------



         Total net expenses(3)                                           0.35%
                                                                          =========

      (1)The Fund pays an investment advisory fee of 0.20% and an administration fee of 0.07%.

      (2)Other expenses are based on estimated amounts for the current fiscal year.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until November 18, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after November 18, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Liquidity Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire November 18, 2006 and are not reflected in the 3, 5, and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         LIQUIDITY CLASS SHARES                  $36      $160      $296       $693

COLUMBIA PRIME RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 15.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve the principal value of a shareholder's investment and to maintain a high degree of liquidity while providing current income.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund invests primarily in high quality short-term debt obligations of U.S.
                   and foreign issuers, including, but not limited to, commercial paper, asset-backed commercial paper, notes and bonds issued by U.S. and foreign corporations, obligations issued by the U.S. Treasury and by U.S. government agencies, authorities, instrumentalities or sponsored enterprises or by foreign governments and their political subdivisions and instrumentalities, taxable and tax-exempt municipal securities, obligations issued by U.S. and foreign banks, such as certificates of deposit and time deposits, and repurchase agreements backed by such securities.

The Fund may invest more than 25% of its total assets in money market instruments issued by U.S. and foreign banks and in U.S. government obligations, including U.S. Treasury obligations.

U.S. Treasury obligations are backed by the full faith and credit of the U.S. government. Obligations of certain U.S. government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (a) the full faith and credit of the U.S. Treasury (such as obligations of the Government National Mortgage Association), (b) the right of the issuer to borrow from the U.S. Treasury (such as obligations of the Export-Import Bank of the United States), (c) the discretionary authority of the U.S. government to purchase certain obligations of the issuer (such as obligations of the Federal National Mortgage Association), or (d) only the credit of the issuer (such as obligations of the Federal Home Loan Mortgage Corporation).

The Fund will only buy a security if it has one of the two highest short-term ratings from at least two nationally recognized statistical rating organizations, or one such rating if only one organization has rated the security. If the security is not rated, it must be determined by the Adviser to be of comparable credit quality.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------







 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia Prime Reserves has the following risks:

    While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

      - INTEREST RATE RISK -- The yield paid by the Fund will vary with changes in short-term interest rates.

      - CREDIT RISK -- Although credit risk is very low because the Fund only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline. With respect to municipal securities, the ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid.

      - U.S. GOVERNMENT OBLIGATIONS -- Obligations of U.S. government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. government would provide financial support to any of these entities if it is not obligated to do so by law.

      - REPURCHASE AGREEMENTS -- Repurchase agreements, while backed by collateral, carry some risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.

      - FOREIGN INVESTMENTS -- Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions incomplete financial information about the issuers of securities, and political or economic instability. Foreign securities may be more volatile and less liquid than U.S. securities.

      - SHARE PRICE -- There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.

      - SELECTION OF INVESTMENTS -- The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.353.0828 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.345.6611 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

THE RETURNS SHOWN ARE FOR A CLASS NOT OFFERED IN THIS PROSPECTUS THAT HAS SIMILAR ANNUAL RETURNS BECAUSE THE SHARES ARE INVESTED IN THE SAME PORTFOLIO OF SECURITIES. THE ANNUAL RETURNS DIFFER ONLY TO THE EXTENT THAT THE CLASSES DO NOT HAVE THE SAME EXPENSES.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Capital Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               1998     1999     2000     2001     2002     2003     2004
               ----     ----     ----     ----     ----     ----     ----
               5.40%    4.99%    6.25%    3.90%    1.61%    1.09%    1.28%



              *Year-to-date return as of June 30, 2005: 1.29%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 3RD QUARTER 2000:                   1.61%
         WORST: 2ND QUARTER 2004:                  0.24%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                         1 YEAR   5 YEARS   10 YEARS
         CAPITAL CLASS SHARES                            1.28%     2.80%     3.53%




      On November 23, 2005, the Galaxy Institutional Money Market Fund (the "Predecessor Fund") was reorganized into the Fund. For periods prior to November 23, 2005, the performance of the Fund's Capital Class Shares represents the performance of the Predecessor Fund's Institutional Class.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Liquidity Class Shares can be found in the section ADDITIONAL
                   HYPOTHETICAL FEES AND EXPENSE INFORMATION preceding TERMS USED IN THIS
                   PROSPECTUS.

         SHAREHOLDER FEES                                           Liquidity Class
         (Fees paid directly from your investment)                      Shares
         Maximum sales charge (load) imposed on purchases                 N/A



         Maximum deferred sales charge (load)                             N/A



         ANNUAL FUND OPERATING EXPENSES
         (Expenses that are deducted from the Fund's assets)



         Management fees(1)                                              0.27%



         Distribution (12b-1) and shareholder servicing fees             0.25%



         Other expenses(2)                                               0.01%
                                                                          ---------



         Total annual Fund operating expenses                            0.53%



         Fee waivers and/or reimbursements                              (0.22)%
                                                                          ---------



         Total net expenses(3)                                           0.31%
                                                                          =========

      (1)The Fund pays an investment advisory fee of 0.20% and an administration fee of 0.07%.

      (2)Other expenses are based on estimated amounts for the current fiscal year.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until November 23, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after November 23, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Liquidity Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire November 23, 2006 and are not reflected in the 3, 5, and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         LIQUIDITY CLASS SHARES                  $32      $148      $274       $644

Other important information
(LINE GRAPH GRAPHIC)

You'll find specific information about each Fund's investment objective, principal investment strategies and risks in the descriptions starting on page
4. The following are some other risks and information you should consider before you invest:

      - SPECIAL RULES FOR MONEY MARKET FUNDS -- Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Funds, like all money market funds:

         - may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less

         - must maintain an average dollar-weighted maturity of 90 days or less

         - may normally invest no more than 5% of their total assets in securities of the same issuer, other than U.S. government securities; however, they may invest up to 25% of their total assets in first-tier securities of a single issuer for up to three business days

         - may generally only invest in U.S. dollar denominated instruments that are determined to have minimal credit risk and are first-tier securities.

      - CHANGING INVESTMENT OBJECTIVES AND POLICIES -- The investment objective and certain investment policies of any Fund can be changed without shareholder approval. The 80% Policy of certain Funds may be changed without shareholder approval by giving the shareholder at least 60 days notice. The 80% Policy of certain other Funds and other investment policies of any Fund may be changed only with shareholder approval.

      - CHANGING TO A FEEDER FUND -- Unlike traditional mutual funds, which invest in individual securities, a "feeder fund" invests all of its assets in another fund, called a "master portfolio." Other feeder funds generally also invest in a master portfolio. The master portfolio invests in individual securities and has the same investment objective, investment strategies and principal risks as the feeder funds. This structure can help reduce a feeder fund's expenses because its assets are combined with those of other feeder funds. If a master portfolio doesn't attract other feeder funds, however, a feeder fund's expenses could be higher than those of a traditional mutual fund.

        Each Fund may become a feeder fund if the Board decides this would be in the best interest of shareholders. We don't require shareholder approval to make the change, but we'll notify you if it happens. If a Fund becomes a feeder fund, it will have the additional risks of investing in a master portfolio.

      - INVESTING DEFENSIVELY -- A Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. A Fund may not achieve its investment objective while it is investing defensively. Any cash a Fund holds for defensive or other reasons may not earn income.

      - BANK OF AMERICA AND ITS AFFILIATES -- Bank of America and its affiliates currently provide services to some or all of the Funds, including investment advisory, distribution, administration, shareholder servicing, sub-transfer agency and brokerage services, and are paid for providing these services. Bank of America and its affiliates also may, at times, provide other services and be compensated for them, including transfer agency, interfund lending and securities lending services, or make loans to the Funds. Finally, Bank of America or its affiliates may serve as counterparties in transactions with Columbia Funds where permitted by law or regulation, and may receive compensation in that capacity.

      - PORTFOLIO SECURITIES DISCLOSURE -- A description of Columbia Funds' policies and procedures with respect to the disclosure of portfolio securities is available in the Funds' SAI and on the Columbia Funds' website at www.columbiafunds.com under Fund Portfolio Data. In addition, a complete list of each Fund's portfolio holdings for each calendar month will be available upon request 5 business days following each month-end.

      - HOUSEHOLDING -- In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of a Fund's prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at 1.800.345.6611 or if your shares are held through a financial institution please contact them directly. We will begin sending your individual copies with the next scheduled mailing.

      - PORTFOLIO TRANSACTION COSTS -- Each Fund may incur significant transaction costs that are in addition to the total annual Fund operating expenses disclosed in the fee tables. These transaction costs are made up of all the costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of a Fund's transactions costs are not.

      - MUNICIPAL SECURITIES -- State and local governments issue municipal securities to raise money to finance public works, to repay outstanding obligations, to raise funds for general operating expenses and to make loans to other public institutions. Some municipal securities, known as private activity bonds, are issued to finance projects for private companies. Municipal securities, which can be issued as bonds, notes or commercial paper, usually have fixed interest rates, although some have interest rates that change from time to time. There are several types of municipal securities. General obligation securities are secured by the issuer's full faith, credit and taxing power. Revenue securities are usually payable only from revenues derived from specific facilities or revenue sources. Private activity bonds are usually revenue securities since they are typically payable by the private user of the facilities financed by the bonds.

      - REPURCHASE AGREEMENTS -- Repurchase agreements are transactions in which a fund buys securities from a seller (usually a bank or broker-dealer) who agrees to buy them back from the fund on a certain date and at a certain price.

      - OTHER TYPES OF INVESTMENTS -- This prospectus describes each Fund's main investment strategies and the particular types of securities in which each Fund mainly invests. Each Fund may, from time to time, pursue other investment strategies and make other types of investments in support of its overall investment goal. These supplemental investment strategies, which are not considered to be main investment strategies of the Funds -- and the risks involved -- are described in detail in the SAI, which is referred to on the back cover of this prospectus.

How the Funds are managed
(PEOPLE GRAPHIC)

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
ADVISORS, LLC

100 FEDERAL STREET
BOSTON, MA 02110

COLUMBIA MANAGEMENT GROUP (COLUMBIA MANAGEMENT) IS THE PRIMARY INVESTMENT MANAGEMENT DIVISION OF BANK OF AMERICA CORPORATION. THE ADVISER, COLUMBIA MANAGEMENT ADVISORS, LLC AND COLUMBIA WANGER ASSET MANAGEMENT, L.P. ARE COLUMBIA MANAGEMENT ENTITIES THAT FURNISH INVESTMENT MANAGEMENT SERVICES AND ADVISE INSTITUTIONAL AND MUTUAL FUND PORTFOLIOS.

--------------------------------------------------------------------------------


INVESTMENT ADVISER

The Adviser is the investment adviser to over 70 mutual fund portfolios in the Columbia Funds Family, including the Money Market Funds described in this prospectus.

The Adviser is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes, including equity and fixed income securities, and money market instruments.

Currently managing more than $185 billion, the Adviser acts as investment manager for individuals, corporations, private investment companies and financial institutions.

Columbia Funds pays the Adviser an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly.

A discussion regarding the basis for the Board of Trustees approving the investment advisory agreement with the Adviser is available in the Funds' annual report to shareholders for the fiscal year ended October 31.

The Adviser has agreed to waive fees and/or reimburse expenses until November 18, 2006 for Columbia Government Plus Reserves and November 23, 2006 for Columbia Prime Reserves. You'll find a discussion of any waiver and/or reimbursement in the Fund descriptions. There is no assurance that the Adviser will continue to waive and/or reimburse any fees and/or expenses after this date.

The following chart shows the maximum advisory fees the Adviser can receive:

ANNUAL INVESTMENT ADVISORY FEE, AS A % OF AVERAGE DAILY NET ASSETS


                                                                MAXIMUM
                                                                ADVISORY
                                                                  FEE
  COLUMBIA GOVERNMENT PLUS RESERVES                              0.20%



  COLUMBIA PRIME RESERVES                                        0.20%

INVESTMENT SUB-ADVISER

Columbia Funds and the Adviser may engage one or more investment sub-advisers for each Fund to make day-to-day investment decisions for the Fund. The Adviser retains ultimate responsibility (subject to Board oversight) for overseeing the sub-advisers and evaluates the Funds' needs and available sub-advisers' skills and abilities on an ongoing basis. Based on its evaluations, the Adviser may at times recommend to the Board that a Fund:

  - change, add or terminate one or more sub-advisers;

  - continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or

  - materially change a sub-advisory agreement with a sub-adviser.

A discussion regarding the basis for the Board of Trustees approving the investment sub-advisory agreement with each sub-adviser is available in the Funds' annual report to shareholders for the fiscal year ended October 31.

Applicable law requires a Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders' best interests. The Adviser and the Funds have applied for relief from the SEC to permit the Funds to act on many of the Adviser's recommendations with approval only by the Board and not by Fund shareholders. The Adviser or a Fund would inform the Fund's shareholders of any actions taken in reliance on this relief. Until the Adviser and the Funds obtain the relief, each Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
DISTRIBUTORS, INC.

ONE FINANCIAL CENTER
BOSTON, MA 02111-2621

--------------------------------------------------------------------------------


OTHER SERVICE PROVIDERS

The Funds are distributed by Columbia Management Distributors, Inc. (Distributor), a registered broker/dealer. The Distributor may pay distribution (12b-1) and shareholder servicing fees and/or other compensation to companies for selling shares and providing services to investors.


--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
ADVISORS, LLC

100 FEDERAL STREET
BOSTON, MA 02110

--------------------------------------------------------------------------------


Columbia Management Advisors, LLC is the administrator of the Funds, and is responsible for overseeing the administrative operations of the Funds. The Funds pay Columbia Management Advisors, LLC a fee of 0.07% for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Funds, and is paid monthly.


--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
SERVICES, INC.

P.O. BOX 8081
BOSTON, MA 02266-8081

--------------------------------------------------------------------------------


Columbia Management Services, Inc., also known as Columbia Funds Services (Transfer Agent), is the transfer agent for the Funds' shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

ABOUT YOUR INVESTMENT
--------------------------------------------------------------------------------

Buying, selling and exchanging shares

(BUYING, SELLING, TRANSFERRING SHARES GRAPHIC)

--------------------------------------------------------------------------------

WHEN YOU SELL SHARES OF A MUTUAL FUND, THE FUND IS EFFECTIVELY "BUYING" THEM BACK FROM YOU. THIS IS CALLED A REDEMPTION.

--------------------------------------------------------------------------------


This prospectus offers Liquidity Class Shares of the Funds. Here are some general rules about this class of shares:

  - Liquidity Class Shares are available on a direct basis or through certain financial institutions and intermediaries for their own accounts, and for certain client accounts for which they may provide automated cash management or other similar services (Cash Management Services). This share class may be used in connection with specific Cash Management Services programs, including programs designed for certain sweep account customers of Bank of America. This class of shares may be offered by:

     - Bank of America and certain of its affiliates

     - certain other financial institutions and intermediaries.

  - The minimum initial investment is $500,000. Financial institutions or intermediaries can total the investments they make on behalf of their clients to meet the minimum initial investment amount. Client accounts for which the financial institution or intermediary no longer acts as fiduciary, agent or custodian may no longer be eligible to purchase or hold Liquidity Class Shares.

  - There is no minimum for additional investments.

  - There are no sales charges for buying, selling or exchanging these shares.

  - Please contact your investment professional for more information about the availability of this share class.

You'll find more information about buying, selling and exchanging Liquidity Class Shares on the pages that follow. You should also ask your financial institution or intermediary about its limits, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related services and programs.

Investors that purchase shares through financial institutions in connection with Cash Management Services programs may incur account-level fees in addition to the fees disclosed in this prospectus. These investors should review their Cash Management Services program disclosure documents for information regarding additional fees.

The Funds also offer other classes of shares, with different features and expense levels, which you may be eligible to buy. If you have questions about buying, selling or exchanging, or you need help placing an order, please call us at 1.800.353.0828 if you're an institutional investor, or 1.800.345.6611 if you're an individual investor. You can also contact your investment professional.

Federal law requires the Funds to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Funds may need to delay the date of your purchase or may be unable to open your account which may result in a return of your investment monies. In addition, if the Funds are unable to verify your identity after your account is open, the Funds reserve the right to close your account or take other steps as deemed reasonable. The Funds shall not be held liable for any loss resulting from any purchase delay, application rejection, or account closure due to a failure to provide proper identifying information.

--------------------------------------------------------------------------------

A BUSINESS DAY IS ANY DAY THAT THE FEDERAL RESERVE BANK OF NEW YORK AND THE NEW YORK STOCK EXCHANGE (NYSE) ARE OPEN. THE MONEY MARKET FUNDS RESERVE THE RIGHT TO CLOSE EARLY ON BUSINESS DAYS PRECEDING OR FOLLOWING NATIONAL HOLIDAYS, IF THE PRIMARY GOVERNMENT SECURITIES DEALERS HAVE CLOSED EARLY AND/OR IF THE BOND MARKET ASSOCIATION RECOMMENDS THAT THE SECURITIES MARKETS CLOSE EARLY.

IN ADDITION TO WEEKENDS, EITHER THE FEDERAL RESERVE BANK OF NEW YORK OR THE NYSE IS CLOSED ON THE FOLLOWING NATIONAL HOLIDAYS: NEW YEAR'S DAY, MARTIN LUTHER KING, JR. DAY, PRESIDENTS' DAY, GOOD FRIDAY, MEMORIAL DAY, INDEPENDENCE DAY, LABOR DAY, COLUMBUS DAY, VETERANS DAY, THANKSGIVING DAY AND CHRISTMAS DAY.

--------------------------------------------------------------------------------


HOW SHARES ARE PRICED

All transactions are based on the price of a Fund's shares -- or its net asset value per share. We calculate net asset value per share each business day (unless the Fund closes early):

  - 9:45 a.m., 11:00 a.m., 2:30 p.m. and 4:00 p.m. Eastern time each business day for each share class of Columbia Government Plus Reserves

  - 9:45 a.m., 11:00 a.m. and 1:00 p.m. Eastern time each business day for each share class of Columbia Prime Reserves

First, we calculate the net asset value for each class of a Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.

Although we try to maintain a net asset value per share of $1.00 for the Funds, we can't guarantee that we will be able to do so.

VALUING SECURITIES IN A FUND

The value of a Fund's assets is based on the total market value of all of the securities it holds. We use the amortized cost method, which approximates market value, to value the assets in the Money Market Funds.

HOW ORDERS ARE PROCESSED

Orders to buy, sell or exchange shares are processed on business days. Orders to buy, sell or exchange shares may be delivered to the Transfer Agent by phone, in writing, or through the internet. For more information on account and trading restrictions and special sign-up procedures for internet transactions, please call us at 800-353-0828 for institutional investors or 800-345-6611 for individual investors. The Transfer Agent has procedures in place to authenticate electronic instructions. You will be asked to accept the terms of an online agreement(s) and utilize a password for internet services. Orders received in good order by the Fund, Distributor, Transfer Agent or their agents by the following times on a business day (unless the Fund closes early) will be processed as follows:

  - If your order for Columbia Government Plus Reserves is received in good form by the Transfer Agent by 4:00 p.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you'll receive that day's dividends). If your order is received in good form by the Transfer Agent after 4:00 p.m. Eastern time, you will receive the next net asset value per share determined on the following business day (and in the case of purchases you'll begin receiving dividends the next day).

  - If your order for Columbia Prime Reserves is received in good form by the Transfer Agent by 1:00 p.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you'll receive that day's dividends). If your order is received in good form by the Transfer Agent after 1:00 p.m. you will receive the next net asset value per share determined on the following business day (and in the case of purchases you'll begin receiving dividends the next day).

Investors are encouraged to place orders to sell as early in the day as possible. Orders received after these times will receive the next business day's net asset value per share. The business day that applies to an order is also called the trade date. We may refuse any order to buy or exchange shares. If this happens, we'll return any money we've received.

TELEPHONE ORDERS
You can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of our account application and send it to us.

Here's how telephone orders work:

  - If you sign up for telephone orders after you open your account, you must have your signature Medallion Guaranteed.

  - Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order.

  - We'll take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. If we and our service providers don't take these steps, we may be liable for any losses from unauthorized or fraudulent instructions.

  - Telephone orders may be difficult to complete during periods of significant economic or market change.

--------------------------------------------------------------------------------

THE NET ASSET VALUE PER SHARE IS THE PRICE OF A SHARE CALCULATED BY A FUND EVERY BUSINESS DAY.

--------------------------------------------------------------------------------



(BUYING SHARES     BUYING SHARES
  GRAPHIC)

      Here are some general rules for buying shares:

      - You buy Liquidity Class Shares at net asset value per share.

        - We must receive payment by the close of the Federal Reserve wire transfer system (typically 6 p.m. Eastern time) on the business day the Fund, Distributor, Transfer Agent or their agents receive the order (unless the Fund closes early).

          If we receive payment after this time, we'll refuse the order. We'll return any payment received for orders that we refuse. We can change this time under certain circumstances, for example, when there's more wiring activity than normal.

        - Financial institutions and intermediaries are responsible for sending orders to us and for ensuring that we receive your money on time.

        - Shares purchased are recorded on the books of the Fund. We don't issue certificates.

--------------------------------------------------------------------------------

"GOOD FORM" MEANS THAT THE MONEY USED TO PURCHASE YOUR SHARES IS FULLY COLLECTED. WHEN SELLING SHARES BY LETTER OF INSTRUCTION, "GOOD FORM" ALSO MEANS
(I) YOUR LETTER HAS COMPLETE INSTRUCTIONS, THE PROPER SIGNATURES AND MEDALLION SIGNATURE GUARANTEES IF NECESSARY AND (II) ANY OTHER REQUIRED DOCUMENTS ARE ATTACHED. SIGNATURES MUST BE GUARANTEED BY EITHER A BANK, A MEMBER FIRM OF A NATIONAL STOCK EXCHANGE OR ANOTHER ELIGIBLE GUARANTOR THAT PARTICIPATES IN THE MEDALLION SIGNATURE GUARANTEE PROGRAM FOR REDEMPTIONS OVER $100,000, ALTERNATE PAYEE OR MAILING INSTRUCTIONS. FOR ADDITIONAL DOCUMENTS REQUIRED FOR SALES BY CORPORATIONS, AGENTS FIDUCIARIES, SURVIVING JOINT OWNERS AND OTHER LEGAL ENTITIES PLEASE CALL 1.800.353.0828 (INSTITUTIONAL INVESTORS) OR 1.800.345.6611 (INDIVIDUAL INVESTORS). NO INTEREST WILL BE PAID ON UNCASHED REDEMPTION CHECKS.

--------------------------------------------------------------------------------



(SELLING SHARES    SELLING SHARES
  GRAPHIC)

      Here are some general rules for selling shares:

      - We normally send the sale proceeds by Fedwire as soon as practicable following the determination time applicable to your order. For more information please refer to How orders are processed or contact the Transfer Agent.

      - If you paid for your shares with a check that wasn't certified, we'll hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.

      - Financial institutions and intermediaries are responsible for sending orders to us and for depositing the sale proceeds to your account on time.

        - If you hold any shares in certificate form, you must sign the certificates (or send a signed stock power with them) and send them to the Transfer Agent. Your signature must be Medallion Guaranteed unless you've made other arrangements with us. We may ask for other information we need to prove that the order is properly authorized.

        - Under certain circumstances allowed under the 1940 Act, we can pay you in securities or other property when you sell your shares (except shares of Nations Treasury Reserves).

        - We can delay payment of the sale proceeds of Columbia Government Plus Reserves and Columbia Prime Reserves for up to seven days.

        - Other restrictions may apply to retirement plan accounts. For more information about these restrictions, please contact your retirement plan administrator.

      We may sell your shares:

        - if the value of your account falls below $1,000 (other than as a result of depreciation in share value), or your account may be subject to an annual fee of $10. The Transfer Agent will send you written notification of such action and provide details on how you can add money to your account to avoid this penalty

        - if a financial institution or intermediary tells us to sell your shares under arrangements made with you

        - under certain other circumstances allowed under the 1940 Act

--------------------------------------------------------------------------------

YOU SHOULD MAKE SURE YOU UNDERSTAND THE INVESTMENT OBJECTIVE AND POLICIES OF THE FUND YOU'RE EXCHANGING INTO. PLEASE READ ITS PROSPECTUS CAREFULLY.

--------------------------------------------------------------------------------



(EXCHANGING SHARES EXCHANGING SHARES
  GRAPHIC)

      You can generally sell shares of a Fund to buy shares of another Fund distributed by the Distributor. This is called an exchange. You might want to do this if your investment goals or tolerance for risk change.

      Here's how exchanges work:

        - You can generally exchange Liquidity Class Shares of a Fund for Liquidity Class Shares of any other Fund distributed by the Distributor. Some exceptions apply.

        - The rules for buying shares of a Fund, including any minimum investment requirements, apply to exchanges into that Fund.

        - You may only make exchanges into a Fund that is legally sold in your state of residence.

        - You generally may only make an exchange into a Fund that is accepting investments.

        - A sales charge may apply when exchanging from a Money Market Fund to a Fund with a front-end sales charge.

        - We may limit the number of exchanges you can make within a specified period of time.

        - We may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

        - You cannot exchange any shares you own in certificate form until Transfer Agent has received the certificate and deposited the shares to your account.

How selling and servicing agents are paid
(PERCENT GRAPHIC)

--------------------------------------------------------------------------------

THE FINANCIAL INSTITUTION OR INTERMEDIARY THAT BUYS SHARES FOR YOU IS ALSO SOMETIMES REFERRED TO AS A SELLING AGENT.

THE DISTRIBUTION FEE IS OFTEN REFERRED TO AS A "12b-1" FEE BECAUSE IT'S PAID THROUGH A PLAN APPROVED UNDER RULE 12b-1 OF THE 1940 ACT.

THE SELLING AGENT MAY CHARGE OTHER FEES FOR SERVICES PROVIDED TO YOUR ACCOUNT.

--------------------------------------------------------------------------------


Selling and servicing agents usually receive compensation based on your investment in the Funds. The kind and amount of the compensation depends on the share class in which you invest. Selling agents typically pay a portion of the compensation they receive to their investment professionals.

DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICING FEES

The Distributor and selling and servicing agents are compensated for selling shares and providing services to investors under distribution and shareholder servicing plans.

The Distributor may receive a maximum annual distribution (12b-1) fee of 0.25% of the average daily net assets of Liquidity Class Shares of each Fund, some or all of which may be paid to selling agents.

Servicing agents may receive a maximum annual shareholder servicing fee of 0.25% of the average daily net assets of Liquidity Class Shares of each Fund.

Under the distribution and shareholder servicing plans the Funds make payments up to the maximums discussed above, however, the total of such payments may not exceed, on an annual basis, 0.25% of the average daily net assets of each Fund's Liquidity Class Shares.

Fees are calculated daily and paid monthly. Because these fees are paid out of the Funds' assets on an ongoing basis, over time they will increase the cost of your investment, and may cost you more than any sales charges you may pay.

The Funds pay these fees to the Distributor and/or to eligible selling and servicing agents and financial institutions, including the Adviser or other affiliates, for as long as the plans continue. We may reduce or discontinue payments at any time.

OTHER COMPENSATION

Selling and servicing agents may also receive:

  - a bonus, incentive or other compensation relating to the sale, promotion and marketing of the Funds

  - non-cash compensation like trips to sales seminars, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise

Any such compensation, which is paid by the Adviser or the Distributor and not by the Funds, is discretionary and may be available only to selected selling and servicing agents. For example, the Distributor sometimes sponsors promotions involving Banc of America Investment Services, Inc., an affiliate of the Adviser and the Distributor and certain other selling or servicing agents. Selected selling or servicing agents also may receive compensation for opening or servicing a minimum number of accounts.

The Adviser and the Distributor may pay significant amounts from their own assets to selling or servicing agents of the Funds for distribution-related activities or other services they provide. These amounts, which are in addition to any sales charges, distribution (12b-1) and shareholder servicing fees paid by the Funds, may be fixed dollar amounts or a percentage of sales or both, and may be up-front or ongoing payments or both. Agents may agree to provide a variety of marketing related services or access-advantages to the Funds, including, for example, presenting Funds on "preferred" or "select" lists, in return for the payments. Selling or servicing agents, in turn, may pay some or all of these amounts to their employees who recommend or sell Fund shares or allocate or invest client assets among different investment options.

In addition, the Adviser and the Distributor may pay significant amounts from their own assets for services provided and costs incurred by third parties of a type that would typically be provided or incurred directly by the Columbia Funds' transfer agent. The Columbia Funds also may pay significant amounts to third party intermediaries, including selling and servicing agents, for providing these types of services or incurring these types of costs.

These and other payments, and the difference between payments made with respect to the Funds and those made with respect to other mutual funds available through the agent, may give rise to conflicts of interest between the agent and its clients. You should be aware of these potential conflicts of interest and discuss these matters with your selling or servicing agent.

Distributions and taxes
(TAXES GRAPHIC)

--------------------------------------------------------------------------------

THE POWER OF COMPOUNDING

REINVESTING YOUR DISTRIBUTIONS BUYS YOU MORE SHARES OF A FUND -- WHICH LETS YOU TAKE ADVANTAGE OF THE POTENTIAL FOR COMPOUND GROWTH.

PUTTING THE MONEY YOU EARN BACK INTO YOUR INVESTMENT MEANS IT, IN TURN, MAY EARN EVEN MORE MONEY. OVER TIME, THE POWER OF COMPOUNDING HAS THE POTENTIAL TO SIGNIFICANTLY INCREASE THE VALUE OF YOUR INVESTMENT. THERE IS NO ASSURANCE, HOWEVER, THAT YOU'LL EARN MORE MONEY IF YOU REINVEST YOUR DISTRIBUTIONS.

--------------------------------------------------------------------------------


ABOUT DISTRIBUTIONS

A mutual fund can make money two ways:

  - It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.

  - A fund can also have capital gain if the value of its investments increases. If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.

A mutual fund is not subject to federal income tax as long as it distributes all of its net investment income and net realized capital gain to its shareholders. The Funds intend to pay out a sufficient amount of their income and capital gain to their shareholders so the Funds won't have to pay any federal income tax. When a Fund makes this kind of a payment, it's split among all shares and is called a distribution.

Although the Funds do not expect to realize any capital gain, any capital gain realized by a Fund will be distributed at least once a year. The Funds declare distributions of net investment income each business day, and pay them on the first business day of each month. Normally, each Fund will declare and pay distributions of net investment income as indicated above. The Funds may, however, declare and pay distributions of net investment income more frequently.

Any distribution you receive is paid based on the number of shares you hold on the record date, which is usually the day the distribution is declared (daily distribution Funds) or the day before the distribution is declared (all other Funds). Shares are eligible to receive net investment income distributions from the settlement date (daily distribution Funds), trade date (all other Funds) or realized capital gain from the trade date of the purchase up to and including the day before the shares are sold.

Different share classes of a Fund usually pay different net investment income distribution amounts, because each class has different expenses.

We'll automatically reinvest distributions in additional shares of the same Fund unless you tell us you want to receive your distributions in cash. You can do this by writing to us at the address on the back cover, or by calling us at
1.800.353.0828 if you're an institutional investor, or 1.800.345.6611 if you're an individual investor. Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

--------------------------------------------------------------------------------

THIS INFORMATION IS A SUMMARY OF HOW FEDERAL INCOME TAXES MAY AFFECT YOUR INVESTMENT IN THE FUND. IT DOES NOT APPLY TO FOREIGN OR TAX-EXEMPT INVESTORS OR THOSE HOLDING FUND SHARES THROUGH A TAX-ADVANTAGED ACCOUNT, SUCH AS A 401(K) PLAN OR IRA. THIS INFORMATION IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING. YOU SHOULD CONSULT WITH YOUR OWN TAX ADVISER ABOUT YOUR SITUATION, INCLUDING ANY FOREIGN, STATE AND LOCAL TAXES THAT MAY APPLY.




 FOR MORE INFORMATION ABOUT TAXES, PLEASE SEE THE SAI.

--------------------------------------------------------------------------------


HOW TAXES AFFECT YOUR INVESTMENT

Distributions of a Fund's ordinary income and any net short-term capital gain, if any, generally are taxable to you as ordinary income. Although the Funds do not expect to realize any capital gain, any distributions of realized net long-term capital gain, if any, generally are taxable to you as long-term capital gain.

In general, corporate shareholders will not be able to deduct any distributions when determining their taxable income. Fund distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund. Following the end of each year, we'll send you a notice that tells you how much you've received in distributions during the year and their federal tax status. State and local taxes may also apply to distributions.

U.S. GOVERNMENT OBLIGATIONS

If you invest in U.S. government obligations directly, interest on those obligations is free from state and local individual income taxes. Distributions you receive that come from interest a Fund earns from U.S. government obligations may not be exempt from these taxes. Please consult with your tax adviser.

WITHHOLDING TAX

We're required by federal law to withhold tax on any distributions and redemption proceeds paid to you (including amounts paid in securities and exchanges) if:

  - you haven't given us a correct Taxpayer Identification Number (TIN), usually your social security or employer identification number, and haven't certified that the TIN is correct and withholding doesn't apply

  - the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records

  - the IRS informs us that you are otherwise subject to backup withholding

The IRS may also impose penalties against you if you don't give us a correct
TIN.

Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.

TAXATION OF REDEMPTIONS AND EXCHANGES

As long as a Fund continually maintains a $1.00 net asset value per share, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your shares of the Fund.

Legal matters

On February 9, 2005, Banc of America Capital Management, LLC ("BACAP" now, the Advisor) and BACAP Distributors, LLC (which has subsequently merged into the Distributor) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the SEC (the "SEC Order"). A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website. Under the terms of the NYAG Settlement and SEC Order, BACAP and BACAP Distributors, LLC have agreed, among other things, to pay disgorgement and civil money penalties, to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices, to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures and to reduce management fees for five years. BACAP and BACAP Distributors, LLC are currently in the process of implementing the various terms of the NYAG Settlement and SEC Order.

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Columbia Funds Series Trust (formerly known as Nations Funds Trust), its Board of Trustees, Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors, LLC (collectively "BAC"). On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust (now known as Columbia Funds Series Trust), the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under the federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action. The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

Separately, a putative class action (Reinke v. Bank of America N.A., et al.) was filed against Nations Funds Trust and others on December 6, 2004 in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. Nations Funds Trust has filed a "motion to dismiss" that is pending. Discovery has recently been initiated. At the present time, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

Additional hypothetical fees and expense information


The supplemental hypothetical investment information that follows provides additional information about the effect of the fees and expenses of each Fund, including investment advisory fees and other Fund costs, on the Funds' returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in the class of the Funds assuming a 5% return each year, the hypothetical year-end balance before fees and expenses and the cumulative return after fees and expenses. The charts also assume that the annual expense ratios stay the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratio used for each Fund, which is the same as that stated in the Annual Fund Operating Expenses tables, is reflected in the charts and is net of any contractual fee waiver or expense reimbursement. Your actual costs may be higher or lower.

COLUMBIA GOVERNMENT PLUS RESERVES -- LIQUIDITY CLASS SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT     ASSUMED RATE OF RETURN
              0.35%                            $10,000.00                             5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-  CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE    AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES       FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00             4.65%            $10,465.00      $ 35.81
       2           10.25%            $11,025.00             9.52%            $10,951.62      $ 37.48
       3           15.76%            $11,576.25            14.61%            $11,460.87      $ 39.22
       4           21.55%            $12,155.06            19.94%            $11,993.80      $ 41.05
       5           27.63%            $12,762.82            25.52%            $12,551.52      $ 42.95
       6           34.01%            $13,400.96            31.35%            $13,135.16      $ 44.95
       7           40.71%            $14,071.00            37.46%            $13,745.95      $ 47.04
       8           47.75%            $14,774.55            43.85%            $14,385.13      $ 49.23
       9           55.13%            $15,513.28            50.54%            $15,054.04      $ 51.52
      10           62.89%            $16,288.95            57.54%            $15,754.05      $ 53.91
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                        $ 5,754.05
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                          $443.17

COLUMBIA PRIME RESERVES -- LIQUIDITY CLASS SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              0.31%                            $10,000.00                              5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-   CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE     AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES        FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00              4.69%            $10,469.00      $ 31.73
       2           10.25%            $11,025.00              9.60%            $10,960.00      $ 33.21
       3           15.76%            $11,576.25             14.74%            $11,474.02      $ 34.77
       4           21.55%            $12,155.06             20.12%            $12,012.15      $ 36.40
       5           27.63%            $12,762.82             25.76%            $12,575.52      $ 38.11
       6           34.01%            $13,400.96             31.65%            $13,165.31      $ 39.90
       7           40.71%            $14,071.00             37.83%            $13,782.77      $ 41.77
       8           47.75%            $14,774.55             44.29%            $14,429.18      $ 43.73
       9           55.13%            $15,513.28             51.06%            $15,105.91      $ 45.78
      10           62.89%            $16,288.95             58.14%            $15,814.37      $ 47.93
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                         $ 5,814.37
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                           $393.33

--------------------------------------------------------------------------------

THIS GLOSSARY INCLUDES EXPLANATIONS OF THE IMPORTANT TERMS THAT MAY BE USED IN THIS PROSPECTUS. SOME OF THE TERMS EXPLAINED MAY APPLY TO COLUMBIA FUNDS NOT INCLUDED IN THIS PROSPECTUS.

--------------------------------------------------------------------------------

Terms used in this prospectus
(BOOK GRAPHIC)

80% POLICY -- Rule 35d-1 under the 1940 Act (the "Names Rule"), requires certain Funds to adopt an investment policy requiring that, under normal circumstances, at least 80% of its assets will be invested in the type of investment suggested by its name. In most cases, the Names Rule gives affected Funds the option to either (i) declare the 80% Policy a fundamental policy, which means it can only be changed by shareholder approval, or (ii) commit to provide notice to shareholders before changing the 80% Policy. In some cases, the Names Rule requires affected Funds to declare their 80% Policy a fundamental policy. The SAI identifies each Fund that has adopted an 80% Policy as a fundamental policy as well as each Fund that has committed to provide notice to shareholders before changing its 80% Policy.

AMORTIZED COST METHOD -- under Rule 2a-7 of the 1940 Act, the method of calculating an investment company's net asset value whereby portfolio securities are valued at the Fund's acquisition cost as adjusted for amortization of premium or accretion of discount rather than at their value based on current market factors.

AVERAGE DOLLAR-WEIGHTED MATURITY -- the average length of time until the debt securities held by a Fund reach maturity. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.

BANK OBLIGATION -- a money market instrument issued by a bank, including certificates of deposit, time deposits and bankers' acceptances.

CAPITAL GAIN OR LOSS -- the difference between the purchase price of a security and its selling price. You realize a capital gain when you sell a security for more than you paid for it. You realize a capital loss when you sell a security for less than you paid for it.

COMMERCIAL PAPER -- a short-term debt security issued by banks, corporations, municipalities and other borrowers.

COMMON STOCK -- a security that represents part equity ownership in a company. Common stock typically allows you to vote at shareholder meetings and to share in the company's profits by receiving dividends.

DEBT SECURITY -- when you invest in a debt security, you are typically lending your money to a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as U.S. Treasury obligations and commercial paper. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

EQUITY SECURITY -- an investment that gives you an equity ownership right in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.

FIRST-TIER SECURITY -- under Rule 2a-7 of the 1940 Act, a debt security that is an eligible investment for money market funds and has received a rating in the highest short-term rating category from a nationally recognized statistical rating organization (NRSRO) or if unrated, is determined by the fund's portfolio management team to be of comparable quality, or is a money market fund issued by a registered investment company, or is a government security.

FIXED INCOME SECURITY -- an intermediate to long-term debt security that matures in more than one year.

GUARANTEED INVESTMENT CONTRACT -- an investment instrument issued by a rated insurance company in return for a payment by an investor.

HIGH QUALITY -- includes municipal securities that are rated in the top two highest short-term debt categories according to an NRSRO such as Standard & Poor's Corporation or Moody's Investors Service, Inc. The portfolio management team may consider an unrated municipal security if it is determined to be of comparable quality, based upon guidelines approved by the Fund's Board. Please see the SAI for more information about credit ratings.

INSTRUMENTALITY -- an instrumentality of the U.S. government is a government agency organized under federal charter with government supervision.

LIQUIDITY -- a measurement of how easily a security can be bought or sold at a price that is close to its market value.

MONEY MARKET INSTRUMENT -- a short-term debt security that is considered to mature in 13 months or less. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and certain municipal securities. For Nations Treasury Reserves and Nations Government Reserves, money market instruments do not include either commercial paper or municipal securities.

MUNICIPAL SECURITY (OBLIGATION) -- a debt security issued by state or local governments or governmental authorities to pay for public projects and services. "General obligations" are typically backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income from these securities is exempt from federal income taxes and is generally exempt from state taxes if you live in the state that issued the security. If you live in the municipality that issued the security, interest income may also be exempt from local taxes.

NON-DIVERSIFIED -- a fund that holds securities of fewer issuers or kinds of issuers than other kinds of funds. Non-diversified funds tend to have greater price swings than more diversified funds because events affecting one or more of its securities may have a disproportionately large effect on the fund.

PARTICIPATION -- a pass-through certificate representing a share in a pool of debt obligations or other instruments.

PASS-THROUGH CERTIFICATE -- securitized mortgages or other debt securities with interest and principal paid by a servicing intermediary shortly after interest payments are received from borrowers.

PRIVATE ACTIVITY BOND -- a municipal security that is used to finance private projects or other projects that aren't qualified for tax purposes. Interest on private activity bonds is generally taxable, unless it is specifically exempted, or may be treated as a tax preference item for federal alternative minimum tax purposes.

REPURCHASE AGREEMENT -- a short-term (often overnight) investment arrangement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return.

REVERSE REPURCHASE AGREEMENT -- a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price.

SECOND-TIER SECURITY -- under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds, but is not a first-tier security.

SETTLEMENT DATE -- the date on which an order is settled either by payment or delivery of securities.

SPECIAL PURPOSE ISSUER -- an entity organized solely to issue asset-backed securities on a pool of assets it owns.

TRADE DATE -- the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

U.S. GOVERNMENT OBLIGATIONS -- a wide range of debt securities that include U.S. Treasury obligations, securities issued or guaranteed by various agencies of the U.S. government, or by various instrumentalities which have been established or sponsored by the U.S. government. Securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. government.

U.S. TREASURY OBLIGATIONS -- a debt security issued or guaranteed by the U.S. Treasury. U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. government.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

COLUMBIA MANAGEMENT(R)


Where to find more information

You'll find more information about Columbia Money Market Funds in the following documents:


ANNUAL AND SEMI-ANNUAL REPORTS

The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the independent registered public accounting firm's reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the period covered.

STATEMENT OF ADDITIONAL INFORMATION

The SAI contains additional information about the Funds and their policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.

You can obtain a free copy of these documents, request other information about the Funds and make shareholder inquiries by contacting Columbia Funds:

By telephone:
1.800.353.0828 (Institutional Investors)
1.800.345.6611 (Individual Investors)

By mail:
COLUMBIA FUNDS
C/O COLUMBIA FUNDS SERVICES
P.O. BOX 8081
BOSTON, MA 02266-8081

On the Internet:
WWW.COLUMBIAFUNDS.COM

Information about the Funds can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

SEC file number: 811-09645
Columbia Funds Series Trust

PRO-36/91582-1105

COLUMBIA MANAGEMENT(R)








                                    Money Market Funds

                                    Prospectus -- Institutional Class Shares

                                    December 30, 2005




                                    Columbia Government Plus Reserves

                                    Columbia Prime Reserves











                                    THE SECURITIES AND EXCHANGE COMMISSION (SEC)
                                    HAS NOT APPROVED OR DISAPPROVED THESE
                                    SECURITIES OR DETERMINED IF THIS PROSPECTUS
                                    IS TRUTHFUL OR COMPLETE.

                                    ANY REPRESENTATION TO THE CONTRARY IS A
                                    CRIMINAL OFFENSE.




                     May Lose Value
NOT FDIC-INSURED   No Bank Guarantee

AN OVERVIEW OF THE FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TERMS USED IN THIS PROSPECTUS

IN THIS PROSPECTUS, WE, US AND OUR REFER TO THE COLUMBIA FUNDS FAMILY (COLUMBIA FUNDS OR COLUMBIA FUNDS FAMILY). SOME OTHER IMPORTANT TERMS WE'VE USED MAY BE NEW TO YOU. THESE ARE PRINTED IN ITALICS WHERE THEY FIRST APPEAR IN A SECTION AND ARE DESCRIBED IN TERMS USED IN THIS PROSPECTUS.




 YOU'LL FIND TERMS USED IN THIS PROSPECTUS ON PAGE 27.

YOUR INVESTMENT IN THESE FUNDS IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, N.A. (BANK OF AMERICA), THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. YOUR INVESTMENT MAY LOSE MONEY.

AFFILIATES OF BANK OF AMERICA ARE PAID FOR THE SERVICES THEY PROVIDE TO THE
FUNDS.

--------------------------------------------------------------------------------

This booklet, which is called a prospectus, tells you about some Columbia Money Market Funds. Please read it carefully, because it contains information that's designed to help you make informed investment decisions.

This prospectus offers Institutional Class Shares of the Funds. This class of shares is designed primarily for financial institutions and intermediaries for their own accounts, and for certain of their client accounts. Please turn to BUYING, SELLING AND EXCHANGING SHARES for more information about who is eligible to buy this class of shares.

ABOUT THE FUNDS

The Money Market Funds seek to provide income while protecting the principal of your original investment by investing in money market instruments.

Money market instruments include short-term debt securities that are U.S. government issued or guaranteed or have relatively low risk. Your original investment and your return aren't guaranteed, however, and returns will vary as short-term interest rates change. Over time, the return on money market funds may be lower than the return on other kinds of mutual funds or investments.

ARE THESE FUNDS RIGHT FOR YOU?

Not every Fund is right for every investor. When you're choosing a Fund to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.

The Money Market Funds may be suitable for you if:

  - you're looking for a relatively low risk investment with stability of principal

  - you have short-term income needs

They may not be suitable for you if:

  - you're looking for higher returns and are prepared to assume a higher level of investment risk

  - you're more comfortable with bank deposits that are FDIC-insured

You'll find a discussion of each Fund's investment objective, principal investment strategies and principal risks in the Fund descriptions that start on page 4.

FOR MORE INFORMATION

If you have any questions about the Funds, please call us at 1.800.353.0828 if you're an institutional investor. You can also contact your investment professional.

You'll find more information about the Funds in the Statement of Additional Information (SAI). The SAI includes more detailed information about each Fund's investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.

WHAT'S INSIDE
--------------------------------------------------------------------------------

About the Funds
(FILE FOLDER GRAPHIC)

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
ADVISORS, LLC

COLUMBIA MANAGEMENT ADVISORS, LLC (THE ADVISER) IS THE INVESTMENT ADVISER TO EACH OF THE FUNDS. THE ADVISER IS RESPONSIBLE FOR THE OVERALL MANAGEMENT AND SUPERVISION OF THE INVESTMENT MANAGEMENT OF EACH FUND.




 YOU'LL FIND MORE ABOUT THE ADVISER STARTING ON PAGE 15.

--------------------------------------------------------------------------------


COLUMBIA GOVERNMENT PLUS RESERVES                                4
------------------------------------------------------------------
COLUMBIA PRIME RESERVES                                          8
------------------------------------------------------------------
OTHER IMPORTANT INFORMATION                                     12
------------------------------------------------------------------
HOW THE FUNDS ARE MANAGED                                       15

About your investment
(DOLLAR SIGN GRAPHIC)

INFORMATION FOR INVESTORS
  Buying, selling and exchanging shares                         17
     How orders are processed                                   18
  Shareholder administration fees                               22
  Distributions and taxes                                       23
  Legal matters                                                 25
------------------------------------------------------------------
ADDITIONAL HYPOTHETICAL FEES AND EXPENSE INFORMATION            26
------------------------------------------------------------------
TERMS USED IN THIS PROSPECTUS                                   28
------------------------------------------------------------------
WHERE TO FIND MORE INFORMATION                          BACK COVER

COLUMBIA GOVERNMENT PLUS RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 15.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks current income with liquidity and stability of principal.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund invests primarily (under normal circumstances at least 80% of its net assets plus any borrowings for investment purposes) in U.S. government obligations, including U.S. Treasury obligations and obligations of U.S.
                   government agencies, authorities, instrumentalities or sponsored enterprises, and repurchase agreements backed by these obligations.

The Fund may also invest in the obligations of foreign governments and their political subdivisions and instrumentalities.

U.S. Treasury obligations are backed by the full faith and credit of the U.S. government. Obligations of certain U.S. government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (a) the full faith and credit of the U.S. Treasury (such as obligations of the Government National Mortgage Association), (b) the right of the issuer to borrow from the U.S. Treasury (such as obligations of the Export-Import Bank of the United States), (c) the discretionary authority of the U.S. government to purchase certain obligations of the issuer (such as obligations of the Federal National Mortgage Association), or (d) only the credit of the issuer (such as obligations of the Federal Home Loan Mortgage Corporation).

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------




 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(GRAPH GRAPHIC)    PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
                   Columbia Government Plus Reserves has the following risks:

      - INTEREST RATE RISK -- The yield paid by the Fund will vary with changes in short-term interest rates.

      - CREDIT RISK -- Although U.S. government securities have historically involved little credit risk, if an issuer fails to pay interest or repay principal, the value of your investment could decline.

      - U.S. GOVERNMENT OBLIGATIONS -- Obligations of U.S. government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. government would provide financial support to any of these entities if it is not obligated to do so by law.

      - REPURCHASE AGREEMENTS -- Repurchase agreements, while backed by collateral, carry some risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.

      - FOREIGN INVESTMENTS -- Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, incomplete financial information about the issuers of securities, and political or economic instability. Foreign securities may be more volatile and less liquid than U.S. securities.

      - SHARE PRICE -- There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.

      - SELECTION OF INVESTMENTS -- The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.353.0828 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.345.6611 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

THE RETURNS SHOWN ARE FOR A CLASS NOT OFFERED IN THIS PROSPECTUS THAT HAS SIMILAR ANNUAL RETURNS BECAUSE THE SHARES ARE INVESTED IN THE SAME PORTFOLIO OF SECURITIES. THE ANNUAL RETURNS DIFFER ONLY TO THE EXTENT THAT THE CLASSES DO NOT HAVE THE SAME EXPENSES.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Capital Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               1995     1996     1997     1998     1999     2000     2001     2002     2003     2004
               ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
               5.58%    5.06%    5.11%    5.30%    5.00%    6.27%    3.99%    1.53%    1.03%    1.22%



              *Year-to-date return as of June 30, 2005: 1.26%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 4TH QUARTER 2000:                   1.61%
         WORST: 2ND QUARTER 2004:                  0.23%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                         1 YEAR   5 YEARS   10 YEARS
         CAPITAL CLASS SHARES                            1.22%     2.79%     3.99%




      On November 21, 2005, the Galaxy Institutional Government Money Market Fund ("the Predecessor Fund") was reorganized into the Fund. For periods prior to November 21, 2005, the performance of the Fund's Capital Class Shares represents the performance of the Predecessor Fund's Institutional Class.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Institutional Class Shares can be found in the section ADDITIONAL
                   HYPOTHETICAL FEES AND EXPENSE INFORMATION preceding TERMS USED IN THIS
                   PROSPECTUS.

         SHAREHOLDER FEES                                        Institutional Class
         (Fees paid directly from your investment)                     Shares
         Maximum sales charge (load) imposed on purchases                N/A



         Maximum deferred sales charge (load)                            N/A



         ANNUAL FUND OPERATING EXPENSES
         (Expenses that are deducted from the Fund's assets)



         Management fees(1)                                             0.27%



         Shareholder administration fees                                0.04%



         Other expenses(2)                                              0.05%
                                                                         -----------



         Total annual Fund operating expenses                           0.36%



         Fee waivers and/or reimbursements                             (0.12)%
                                                                         -----------



         Total net expenses(3)                                          0.24%
                                                                         ===========

      (1)The Fund pays an investment advisory fee of 0.20% and an administration fee of 0.07%.

      (2)Other expenses are based on estimated amounts for the current fiscal year.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until November 18, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after November 18, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Institutional Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire November 18, 2006 and are not reflected in the 3, 5, and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         INSTITUTIONAL CLASS SHARES              $25      $104      $190       $444

COLUMBIA PRIME RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 14.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve the principal value of a shareholder's investment and to maintain a high degree of liquidity while providing current income.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund invests primarily in high quality short-term debt obligations of U.S.
                   and foreign issuers, including, but not limited to, commercial paper, asset-backed commercial paper, notes and bonds issued by U.S. and foreign corporations, obligations issued by the U.S. Treasury and by U.S. government agencies, authorities, instrumentalities or sponsored enterprises or by foreign governments and their political subdivisions and instrumentalities, taxable and tax-exempt municipal securities, obligations issued by U.S. and foreign banks, such as certificates of deposit and time deposits, and repurchase agreements backed by such securities.

The Fund may invest more than 25% of its total assets in money market instruments issued by U.S. and foreign banks and in U.S. government obligations, including U.S. Treasury obligations.

U.S. Treasury obligations are backed by the full faith and credit of the U.S. government. Obligations of certain U.S. government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (a) the full faith and credit of the U.S. Treasury (such as obligations of the Government National Mortgage Association), (b) the right of the issuer to borrow from the U.S. Treasury (such as obligations of the Export-Import Bank of the United States), (c) the discretionary authority of the U.S. government to purchase certain obligations of the issuer (such as obligations of the Federal National Mortgage Association), or (d) only the credit of the issuer (such as obligations of the Federal Home Loan Mortgage Corporation).

The Fund will only buy a security if it has one of the two highest short-term ratings from at least two nationally recognized statistical rating organizations, or one such rating if only one organization has rated the security. If the security is not rated, it must be determined by the Adviser to be of comparable credit quality.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------




 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(GRAPH GRAPHIC)    PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
                   Columbia Prime Reserves has the following risks:

    While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

      - INTEREST RATE RISK -- The yield paid by the Fund will vary with changes in short-term interest rates.

      - CREDIT RISK -- Although credit risk is very low because the Fund only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline. With respect to municipal securities, the ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid.

      - U.S. GOVERNMENT OBLIGATIONS -- Obligations of U.S. government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. government would provide financial support to any of these entities if it is not obligated to do so by law.

      - REPURCHASE AGREEMENTS -- Repurchase agreements, while backed by collateral, carry some risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.

      - FOREIGN INVESTMENTS -- Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions incomplete financial information about the issuers of securities, and political or economic instability. Foreign securities may be more volatile and less liquid than U.S. securities.

      - SHARE PRICE -- There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.

      - SELECTION OF INVESTMENTS -- The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.353.0828 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.345.6611 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

THE RETURNS SHOWN ARE FOR A CLASS NOT OFFERED IN THIS PROSPECTUS THAT HAS SIMILAR ANNUAL RETURNS BECAUSE THE SHARES ARE INVESTED IN THE SAME PORTFOLIO OF SECURITIES. THE ANNUAL RETURNS DIFFER ONLY TO THE EXTENT THAT THE CLASSES DO NOT HAVE THE SAME EXPENSES.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Capital Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               1998     1999     2000     2001     2002     2003     2004
               ----     ----     ----     ----     ----     ----     ----
               5.40%    4.99%    6.25%    3.90%    1.61%    1.09%    1.28%



              *Year-to-date return as of June 30, 2005: 1.29%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 3RD QUARTER 2000:                   1.61%
         WORST: 2ND QUARTER 2004:                  0.24%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                         1 YEAR   5 YEARS   10 YEARS
         CAPITAL CLASS SHARES                            1.28%     2.80%     3.53%




      On November 23, 2005, the Galaxy Institutional Money Market Fund (the "Predecessor Fund") was reorganized into the Fund. For periods prior to November 23, 2005, the performance of the Fund's Capital Class Shares represents the performance of the Predecessor Fund's Institutional Class.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Institutional Class Shares can be found in the section ADDITIONAL
                   HYPOTHETICAL FEES AND EXPENSE INFORMATION preceding TERMS USED IN THIS
                   PROSPECTUS.

                                                                     Institutional Class
         SHAREHOLDER FEES (Fees paid directly from your investment)         Shares
         Maximum sales charge (load) imposed on purchases                    N/A



         Maximum deferred sales charge (load)                                N/A



         ANNUAL FUND OPERATING EXPENSES
         (Expenses that are deducted from the Fund's assets)



         Management fees(1)                                                 0.27%



         Shareholder administration fees                                    0.04%



         Other expenses(2)                                                  0.01%
                                                                             ------------



         Total annual Fund operating expenses                               0.32%



         Fee waivers and/or reimbursements                                 (0.12)%
                                                                             ------------



         Total net expenses(3)                                              0.20%
                                                                             ============

      (1)The Fund pays an investment advisory fee of 0.20% and an administration fee of 0.07%.

      (2)Other expenses are based on estimated amounts for the current fiscal year.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until November 23, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after November 23, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Institutional Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire November 23, 2006 and are not reflected in the 3, 5, and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         INSTITUTIONAL CLASS SHARES              $20       $91      $168       $394

Other important information
(GRAPH GRAPHIC)

You'll find specific information about each Fund's investment objective, principal investment strategies and risks in the descriptions starting on page
4. The following are some other risks and information you should consider before you invest:

      - SPECIAL RULES FOR MONEY MARKET FUNDS -- Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Funds, like all money market funds:

        - may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less

        - must maintain an average dollar-weighted maturity of 90 days or less

        - may normally invest no more than 5% of their total assets in securities of the same issuer, other than U.S. government securities; however, they may invest up to 25% of their total assets in first-tier securities of a single issuer for up to three business days

        - may generally only invest in U.S. dollar denominated instruments that are determined to have minimal credit risk and are first-tier securities.

      - CHANGING INVESTMENT OBJECTIVES AND POLICIES -- The investment objective and certain investment policies of any Fund can be changed without shareholder approval. The 80% Policy of certain Funds may be changed without shareholder approval by giving the shareholder at least 60 days notice. The 80% Policy of certain other Funds and other investment policies of any Fund may be changed only with shareholder approval.

      - CHANGING TO A FEEDER FUND -- Unlike traditional mutual funds, which invest in individual securities, a "feeder fund" invests all of its assets in another fund, called a "master portfolio." Other feeder funds generally also invest in a master portfolio. The master portfolio invests in individual securities and has the same investment objective, investment strategies and principal risks as the feeder funds. This structure can help reduce a feeder fund's expenses because its assets are combined with those of other feeder funds. If a master portfolio doesn't attract other feeder funds, however, a feeder fund's expenses could be higher than those of a traditional mutual fund.

        Each Fund may become a feeder fund if the Board decides this would be in the best interest of shareholders. We don't require shareholder approval to make the change, but we'll notify you if it happens. If a Fund becomes a feeder fund, it will have the additional risks of investing in a master portfolio.

      - INVESTING DEFENSIVELY -- A Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. A Fund may not achieve its investment objective while it is investing defensively. Any cash a Fund holds for defensive or other reasons may not earn income.

      - BANK OF AMERICA AND ITS AFFILIATES -- Bank of America and its affiliates currently provide services to some or all of the Funds, including investment advisory, distribution, administration, shareholder servicing, sub-transfer agency and brokerage services, and are paid for providing these services. Bank of America and its affiliates also may, at times, provide other services and be compensated for them, including transfer agency, interfund lending and securities lending services, or make loans to the Funds. Finally, Bank of America or its affiliates may serve as counterparties in transactions with Columbia Funds where permitted by law or regulation, and may receive compensation in that capacity.

      - PORTFOLIO SECURITIES DISCLOSURE -- A description of Columbia Funds' policies and procedures with respect to the disclosure of portfolio securities is available in the Funds' SAI and on the Columbia Funds' website at www.columbiafunds.com under Fund Portfolio Data. In addition, a complete list of each Fund's portfolio holdings for each calendar month will be available upon request 5 business days following each month-end.

      - HOUSEHOLDING -- In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of a Fund's prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at 1.800.345.6611 or if your shares are held through a financial institution please contact them directly. We will begin sending your individual copies with the next scheduled mailing.

      - PORTFOLIO TRANSACTION COSTS -- Each Fund may incur significant transaction costs that are in addition to the total annual Fund operating expenses disclosed in the fee tables. These transaction costs are made up of all the costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of a Fund's transactions costs are not.

      - MUNICIPAL SECURITIES -- State and local governments issue municipal securities to raise money to finance public works, to repay outstanding obligations, to raise funds for general operating expenses and to make loans to other public institutions. Some municipal securities, known as private activity bonds, are issued to finance projects for private companies. Municipal securities, which can be issued as bonds, notes or commercial paper, usually have fixed interest rates, although some have interest rates that change from time to time. There are several types of municipal securities. General obligation securities are secured by the issuer's full faith, credit and taxing power. Revenue securities are usually payable only from revenues derived from specific facilities or revenue sources. Private activity bonds are usually revenue securities since they are typically payable by the private user of the facilities financed by the bonds.

      - REPURCHASE AGREEMENTS -- Repurchase agreements are transactions in which a fund buys securities from a seller (usually a bank or broker-dealer) who agrees to buy them back from the fund on a certain date and at a certain price.

      - OTHER TYPES OF INVESTMENTS -- This prospectus describes each Fund's main investment strategies and the particular types of securities in which each Fund mainly invests. Each Fund may, from time to time, pursue other investment strategies and make other types of investments in support of its overall investment goal. These supplemental investment strategies, which are not considered to be main investment strategies of the Funds -- and the risks involved -- are described in detail in the SAI, which is referred to on the back cover of this prospectus.

How the Funds are managed

(PEOPLE GRAPHIC)

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
ADVISORS, LLC

100 FEDERAL STREET
BOSTON, MA 02110

COLUMBIA MANAGEMENT GROUP (COLUMBIA MANAGEMENT) IS THE PRIMARY INVESTMENT MANAGEMENT DIVISION OF BANK OF AMERICA CORPORATION. THE ADVISER, COLUMBIA MANAGEMENT ADVISORS, LLC AND COLUMBIA WANGER ASSET MANAGEMENT, L.P. ARE COLUMBIA MANAGEMENT ENTITIES THAT FURNISH INVESTMENT MANAGEMENT SERVICES AND ADVISE INSTITUTIONAL AND MUTUAL FUND PORTFOLIOS.

--------------------------------------------------------------------------------


INVESTMENT ADVISER

The Adviser is the investment adviser to over 70 mutual fund portfolios in the Columbia Funds Family, including the Money Market Funds described in this prospectus.

The Adviser is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes, including equity and fixed income securities, and money market instruments.

Currently managing more than $185 billion, the Adviser acts as investment manager for individuals, corporations, private investment companies and financial institutions.

Columbia Funds pays the Adviser an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly.

A discussion regarding the basis for the Board of Trustees approving the investment advisory agreement with the Adviser is available in the Funds' annual report to shareholders for the fiscal year ended October 31.

The Adviser has agreed to waive fees and/or reimburse expenses until November 18, 2006 for Columbia Government Plus Reserves and November 23, 2006 for Columbia Government Prime Reserves. You'll find a discussion of any waiver and/or reimbursement in the Fund descriptions. There is no assurance that the Adviser will continue to waive and/or reimburse any fees and/or expenses after this date.

The following chart shows the maximum advisory fees the Adviser can receive:

ANNUAL INVESTMENT ADVISORY FEE, AS A % OF AVERAGE DAILY NET ASSETS


                                                                MAXIMUM
                                                                ADVISORY
                                                                  FEE
  COLUMBIA GOVERNMENT PLUS RESERVES                              0.20%



  COLUMBIA PRIME RESERVES                                        0.20%

INVESTMENT SUB-ADVISER

Columbia Funds and the Adviser may engage one or more investment sub-advisers for each Fund to make day-to-day investment decisions for the Fund. The Adviser retains ultimate responsibility (subject to Board oversight) for overseeing the sub-advisers and evaluates the Funds' needs and available sub-advisers' skills and abilities on an ongoing basis. Based on its evaluations, the Adviser may at times recommend to the Board that a Fund:

  - change, add or terminate one or more sub-advisers;

  - continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or

  - materially change a sub-advisory agreement with a sub-adviser.

A discussion regarding the basis for the Board of Trustees approving the investment sub-advisory agreement with each sub-adviser is available in the Funds' annual report to shareholders for the fiscal year ended October 31.

Applicable law requires a Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders' best interests. The Adviser and the Funds have applied for relief from the SEC to permit the Funds to act on many of the Adviser's recommendations with approval only by the Board and not by Fund shareholders. The Adviser or a Fund would inform the Fund's shareholders of any actions taken in reliance on this relief. Until the Adviser and the Funds obtain the relief, each Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT DISTRIBUTORS, INC.

ONE FINANCIAL CENTER
BOSTON, MA 02111-2621

--------------------------------------------------------------------------------


OTHER SERVICE PROVIDERS

The Funds are distributed by Columbia Management Distributors, Inc. (Distributor), a registered broker/dealer.


--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT ADVISORS, LLC

100 FEDERAL STREET
BOSTON, MA 02110

--------------------------------------------------------------------------------


Columbia Management Advisors, LLC is the administrator of the Funds, and is responsible for overseeing the administrative operations of the Funds. The Funds pay Columbia Management Advisors, LLC a fee of 0.07% for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Funds, and is paid monthly. The Funds also pay shareholder administration fees to Columbia Management Advisors, Inc., its affiliates and/or other financial institutions and intermediaries for providing services to investors.

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT SERVICES, INC.

P.O. BOX 8081
BOSTON, MA 02266-8081

--------------------------------------------------------------------------------


Columbia Management Services, Inc., also known as Columbia Funds Services (Transfer Agent), is the transfer agent for the Funds' shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

ABOUT YOUR INVESTMENT
--------------------------------------------------------------------------------

Buying, selling and exchanging shares

(DOLLAR SIGN GRAPHIC)

--------------------------------------------------------------------------------

WHEN YOU SELL SHARES OF A MUTUAL FUND, THE FUND IS EFFECTIVELY "BUYING" THEM BACK FROM YOU. THIS IS CALLED A REDEMPTION.

--------------------------------------------------------------------------------

This prospectus offers Institutional Class Shares of the Funds. Here are some general rules about this class of shares:

  - Institutional Class Shares are available on a direct basis or through certain financial institutions and intermediaries for their own accounts, and for certain client accounts for which they may provide automated cash management or other similar services (Cash Management Services). This share class may be used in connection with specific Cash Management Services programs, including programs designed for certain sweep account customers of Bank of America. This class of shares may be offered by:

    - Bank of America and certain of its affiliates

    - certain other financial institutions and intermediaries, including financial planners and investment advisers.

  - The minimum initial investment is $750,000. Financial institutions or intermediaries can total the investments they make on behalf of their clients to meet the minimum initial investment amount. Client accounts for which the financial institution or intermediary no longer acts as fiduciary, agent or custodian may no longer be eligible to purchase or hold Institutional Class Shares.

  - There is no minimum amount for additional investments.

  - There are no sales charges for buying, selling or exchanging these shares.

  - Please contact your investment professional for more information about the availability of this share class.

You'll find more information about buying, selling and exchanging Institutional Class Shares on the pages that follow. You should also ask your financial institution or intermediary about its limits, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related services and programs.

Investors that purchase shares through financial institutions in connection with Cash Management Services programs may incur account-level fees in addition to the fees disclosed in this prospectus. These investors should review their Cash Management Services program disclosure documents for information regarding additional fees.

The Funds also offer other classes of shares, with different features and expense levels, which you may be eligible to buy. If you have questions about buying, selling or exchanging, or you need help placing an order, please call us at 1.800.353.0828 if you're an institutional investor. You can also contact your investment professional.

Federal law requires the Funds to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Funds may need to delay the date of your purchase or may be unable to open your account which may result in a return of your investment monies. In addition, if the Funds are unable to verify your identity after your account is open, the Funds reserve the right to close your account or take other steps as deemed reasonable. The Funds shall not be held liable for any loss resulting from any purchase delay, application rejection, or account closure due to a failure to provide proper identifying information.

--------------------------------------------------------------------------------

A BUSINESS DAY IS ANY DAY THAT THE FEDERAL RESERVE BANK OF NEW YORK AND THE NEW YORK STOCK EXCHANGE (NYSE) ARE OPEN. THE MONEY MARKET FUNDS RESERVE THE RIGHT TO CLOSE EARLY ON BUSINESS DAYS PRECEDING OR FOLLOWING NATIONAL HOLIDAYS, IF THE PRIMARY GOVERNMENT SECURITIES DEALERS HAVE CLOSED EARLY AND/OR IF THE BOND MARKET ASSOCIATION RECOMMENDS THAT THE SECURITIES MARKETS CLOSE EARLY.

IN ADDITION TO WEEKENDS, EITHER THE FEDERAL RESERVE BANK OF NEW YORK OR THE NYSE IS CLOSED ON THE FOLLOWING NATIONAL HOLIDAYS: NEW YEAR'S DAY, MARTIN LUTHER KING, JR. DAY, PRESIDENTS' DAY, GOOD FRIDAY, MEMORIAL DAY, INDEPENDENCE DAY, LABOR DAY, COLUMBUS DAY, VETERANS DAY, THANKSGIVING DAY AND CHRISTMAS DAY.

--------------------------------------------------------------------------------


HOW SHARES ARE PRICED


All transactions are based on the price of a Fund's shares -- or its net asset value per share. We calculate net asset value per share each business day (unless the Fund closes early):

  - 9:45 a.m., 11:00 a.m., 2:30 p.m. and 4:00 p.m. Eastern time each business day for each share class of Columbia Government Plus Reserves

  - 9:45 a.m., 11:00 a.m. and 1:00 p.m. Eastern time each business day for each share class of Columbia Prime Reserves

First, we calculate the net asset value for each class of a Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.

Although we try to maintain a net asset value per share of $1.00 for the Funds, we can't guarantee that we will be able to do so.

VALUING SECURITIES IN A FUND


The value of a Fund's assets is based on the total market value of all of the securities it holds. We use the amortized cost method, which approximates market value, to value the assets in the Money Market Funds.

HOW ORDERS ARE PROCESSED

Orders to buy, sell or exchange shares are processed on business days. Orders to buy, sell or exchange shares may be delivered to the Transfer Agent by phone, in writing, or through the internet. For more information on account and trading restrictions and special sign-up procedures for internet transactions, please call us at 800-353-0828 for institutional investors or 800-345-6611 for individual investors. The Transfer Agent has procedures in place to authenticate electronic instructions. You will be asked to accept the terms of an online agreement(s) and utilize a password for internet services. Orders received in good order by the Fund, Distributor, Transfer Agent or their agents by the following times on a business day (unless the Fund closes early) will be processed as follows:

  - If your order for Columbia Government Plus Reserves is received in good form by the Transfer Agent by 4:00 p.m. Eastern time, you will receive the net asset value per share next determined (and in the case of purchases you'll receive that day's dividends). If your order is received in good form by the Transfer Agent after 4:00 p.m. Eastern time, you will receive the next net asset value per share determined after your order is received on the following business day (and in the case of purchases you'll begin receiving dividends the next day).

  - If your order for Columbia Prime Reserves is received in good form by the Transfer Agent by 1:00 p.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you'll receive that day's dividends). If your order is received in good form by the Transfer Agent after 1:00 p.m. you will receive the next net asset value per share determined on the following business day (and in the case of purchases you'll begin receiving dividends the next day).

Investors are encouraged to place orders to sell as early in the day as possible. Orders received after these times will receive the next business day's net asset value per share. The business day that applies to an order is also called the trade date. We may refuse any order to buy or exchange shares. If this happens, we'll return any money we've received.

TELEPHONE ORDERS
You can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of our account application and send it to us.

Here's how telephone orders work:

  - If you sign up for telephone orders after you open your account, you must have your signature Medallion Guaranteed.

  - Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order.

  - We'll take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. If we and our service providers don't take these steps, we may be liable for any losses from unauthorized or fraudulent instructions.

  - Telephone orders may be difficult to complete during periods of significant economic or market change.

--------------------------------------------------------------------------------

THE NET ASSET VALUE PER SHARE IS THE PRICE OF A SHARE CALCULATED BY A FUND EVERY BUSINESS DAY.

--------------------------------------------------------------------------------


(PLUS DOLLAR SIGN  BUYING SHARES
  GRAPHIC)

      Here are some general rules for buying shares:

        - You buy Institutional Class Shares at net asset value per share.

        - We must receive payment by the close of the Federal Reserve wire transfer system (typically 6 p.m. Eastern time) on the business day the Fund, Distributor, Transfer Agent or their agents receive the order (unless the Fund closes early).

             If we receive payment after this time, we'll refuse the order. We'll return any payment received for orders that we refuse. We can change this time under certain circumstances, for example, when there's more wiring activity than normal.
             - Financial institutions and intermediaries are responsible for sending orders to us and for ensuring that we receive your money on time.



             - Shares purchased are recorded on the books of the Fund. We don't issue certificates.

--------------------------------------------------------------------------------

"GOOD FORM" MEANS THAT THE MONEY USED TO PURCHASE YOUR SHARES IS FULLY COLLECTED. WHEN SELLING SHARES BY LETTER OF INSTRUCTION, "GOOD FORM" ALSO MEANS
(I) YOUR LETTER HAS COMPLETE INSTRUCTIONS, THE PROPER SIGNATURES AND MEDALLION SIGNATURE GUARANTEES IF NECESSARY AND (II) ANY OTHER REQUIRED DOCUMENTS ARE ATTACHED. SIGNATURES MUST BE GUARANTEED BY EITHER A BANK, A MEMBER FIRM OF A NATIONAL STOCK EXCHANGE OR ANOTHER ELIGIBLE GUARANTOR THAT PARTICIPATES IN THE MEDALLION SIGNATURE GUARANTEE PROGRAM FOR REDEMPTIONS OVER $100,000, ALTERNATE PAYEE OR MAILING INSTRUCTIONS. FOR ADDITIONAL DOCUMENTS REQUIRED FOR SALES BY CORPORATIONS, AGENTS FIDUCIARIES, SURVIVING JOINT OWNERS AND OTHER LEGAL ENTITIES PLEASE CALL 1.800.353.0828. NO INTEREST WILL BE PAID ON UNCASHED REDEMPTION CHECKS.




 FOR MORE INFORMATION ABOUT TELEPHONE ORDERS, SEE HOW ORDERS ARE PROCESSED.

--------------------------------------------------------------------------------



(MINUS DOLLAR SIGN GRAPHIC)              SELLING SHARES

      Here are some general rules for selling shares:

        - We normally send the sale proceeds by Fedwire as soon as practicable following the determination time applicable to your order. For more information please refer to How orders are processed or contact the Transfer Agent.

        - You can sell up to $100,000 of shares by telephone to the address of record or via ACH to your bank in a 30-day period if you qualify for telephone orders. Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request.

        - If you paid for your shares with a check that wasn't certified, we'll hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.

        - Financial institutions and intermediaries are responsible for sending orders to us and for depositing the sale proceeds to your account on time.

        - Under certain circumstances allowed under the 1940 Act, we can pay you in securities or other property when you sell your shares (except shares of Columbia Treasury Reserves).

        - We can delay payment of the sale proceeds of Columbia Government Plus Reserves and Columbia Prime Reserves for up to seven days.

        - Other restrictions may apply to retirement plan accounts. For more information about these restrictions, please contact your retirement plan administrator.

      We may sell your shares:

        - if the value of your account falls below $1,000 (other than as a result of depreciation in share value), or your account may be subject to an annual fee of $10. The Transfer Agent will send you written notification of such action and provide details on how you can add money to your account to avoid this penalty

        - if a financial institution or intermediary tells us to sell your shares under arrangements made with you

        - under certain other circumstances allowed under the 1940 Act

--------------------------------------------------------------------------------

YOU SHOULD MAKE SURE YOU UNDERSTAND THE INVESTMENT OBJECTIVE AND POLICIES OF THE FUND YOU'RE EXCHANGING INTO. PLEASE READ ITS PROSPECTUS CAREFULLY.
--------------------------------------------------------------------------------



(ARROWS GRAPHIC)   EXCHANGING SHARES

      You can generally sell shares of a Fund to buy shares of another Fund distributed by the Distributor. This is called an exchange. You might want to do this if your investment goals or tolerance for risk change.

      Here's how exchanges work:

        - You can generally exchange Institutional Class Shares of a Fund for Institutional Class Shares of any other Fund distributed by the Distributor. Some exceptions apply.

        - The rules for buying shares of a Fund, including any minimum investment requirements, apply to exchanges into that Fund.

        - You may only make exchanges into a Fund that is legally sold in your state of residence.

        - You generally may only make an exchange into a Fund that is accepting investments.

        - A sales charge may apply when exchanging from a Money Market Fund to a Fund with a front-end sales charge.

        - We may limit the number of exchanges you can make within a specified period of time.

        - We may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

        - You cannot exchange any shares you own in certificate form until the Transfer Agent has received the certificate and deposited the shares to your account.

Shareholder administration fees
(PERCENT GRAPHIC)

--------------------------------------------------------------------------------

FINANCIAL INSTITUTIONS AND INTERMEDIARIES MAY CHARGE OTHER FEES FOR SERVICES PROVIDED TO YOUR ACCOUNT.
--------------------------------------------------------------------------------


The Adviser, its affiliates and/or other financial institutions and intermediaries may receive a maximum annual shareholder administration fee of 0.04% of the average daily net assets of Institutional Class Shares of the Funds under a shareholder administration plan.

Fees are calculated daily and paid monthly. Because these fees are paid out of the Funds' assets on an ongoing basis, over time they will increase the cost of your investment, and may cost you more than any sales charges you may pay.

The Funds pay these fees to eligible financial institutions and intermediaries for as long as the plan continues. We may reduce or discontinue payments at any time.

The Adviser and the Distributor may pay significant amounts from their own assets to servicing agents of the Funds for distribution-related activities or other services they provide. These amounts, which are in addition to any sales charges, distribution (12b-1) and shareholder servicing fees paid by the Funds, may be fixed dollar amounts or a percentage of sales or both, and may be up-front or ongoing payments or both. Agents may agree to provide a variety of marketing related services or access-advantages to the Funds, including, for example, presenting Funds on "preferred" or "select" lists, in return for the payments. Servicing agents, in turn, may pay some or all of these amounts to their employees who recommend or sell Fund shares or allocate or invest client assets among different investment options.

In addition, the Adviser and the Distributor may pay significant amounts from their own assets for services provided and costs incurred by third parties of a type that would typically be provided or incurred directly by the Columbia Funds' transfer agent. The Columbia Funds also may pay significant amounts to third party intermediaries, including servicing agents, for providing these types of services or incurring these types of costs.

These and other payments, and the difference between payments made with respect to the Funds and those made with respect to other mutual funds available through the agent, may give rise to conflicts of interest between the agent and its clients. You should be aware of these potential conflicts of interest and discuss these matters with your servicing agent.

Distributions and taxes
(TAXES GRAPHIC)

--------------------------------------------------------------------------------

THE POWER OF COMPOUNDING

REINVESTING YOUR DISTRIBUTIONS BUYS YOU MORE SHARES OF A FUND -- WHICH LETS YOU TAKE ADVANTAGE OF THE POTENTIAL FOR COMPOUND GROWTH.

PUTTING THE MONEY YOU EARN BACK INTO YOUR INVESTMENT MEANS IT, IN TURN, MAY EARN EVEN MORE MONEY. OVER TIME, THE POWER OF COMPOUNDING HAS THE POTENTIAL TO SIGNIFICANTLY INCREASE THE VALUE OF YOUR INVESTMENT. THERE IS NO ASSURANCE, HOWEVER, THAT YOU'LL EARN MORE MONEY IF YOU
REINVEST YOUR DISTRIBUTIONS.
--------------------------------------------------------------------------------


ABOUT DISTRIBUTIONS

A mutual fund can make money two ways:

  - It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.

  - A fund can also have capital gain if the value of its investments increases. If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.

A mutual fund is not subject to federal income tax as long as it distributes all of its net investment income and net realized capital gain to its shareholders. The Funds intend to pay out a sufficient amount of their income and capital gain to their shareholders so the Funds won't have to pay any federal income tax. When a Fund makes this kind of a payment, it's split among all shares and is called a distribution.

Although the Funds do not expect to realize any capital gain, any capital gain realized by a Fund will be distributed at least once a year. The Funds declare distributions of net investment income each business day, and pay them on the first business day of each month. Normally, each Fund will declare and pay distributions of net investment income as indicated above. The Funds may, however, declare and pay distributions of net investment income more frequently.

Any distribution you receive is paid based on the number of shares you hold on the record date, which is usually the day the distribution is declared (daily distribution Funds) or the day before the distribution is declared (all other Funds). Shares are eligible to receive net investment income distributions from the settlement date (daily distribution Funds), trade date (all other Funds) or realized capital gain from the trade date of the purchase up to and including the day before the shares are sold.

Different share classes of a Fund usually pay different net investment income distribution amounts, because each class has different expenses.

We'll automatically reinvest distributions in additional shares of the same Fund unless you tell us you want to receive your distributions in cash. You can do this by writing to us at the address on the back cover, or by calling us at
1.800.353.0828 if you're an institutional investor. Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

--------------------------------------------------------------------------------

THIS INFORMATION IS A SUMMARY OF HOW FEDERAL INCOME TAXES MAY AFFECT YOUR INVESTMENT IN THE FUNDS. IT DOES NOT APPLY TO FOREIGN OR TAX-EXEMPT INVESTORS OR THOSE HOLDING FUND SHARES THROUGH A TAX-ADVANTAGED ACCOUNT SUCH AS A 401(K) PLAN OR IRA. THIS INFORMATION IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING. YOU SHOULD CONSULT WITH YOUR OWN TAX ADVISER ABOUT YOUR SITUATION, INCLUDING ANY FOREIGN, STATE AND LOCAL TAXES THAT MAY APPLY.




 FOR MORE INFORMATION ABOUT TAXES, PLEASE SEE THE SAI.

--------------------------------------------------------------------------------


HOW TAXES AFFECT YOUR INVESTMENT

Distributions of a Fund's ordinary income and any net short-term capital gain, if any, generally are taxable to you as ordinary income. Although the Funds do not expect to realize any capital gain, any distributions of realized net long-term capital gain, if any, generally are taxable to you as long-term capital gain.

In general, corporate shareholders will not be able to deduct any distributions when determining their taxable income. Fund distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund. Following the end of each year, we'll send you a notice that tells you how much you've received in distributions during the year and their federal tax status. State and local taxes may also apply to distributions.

U.S. GOVERNMENT OBLIGATIONS

If you invest in U.S. government obligations directly, interest on those obligations is free from state and local individual income taxes. Distributions you receive that come from interest a Fund earns from U.S. government obligations may not be exempt from these taxes. Please consult with your tax adviser.

WITHHOLDING TAX

We're required by federal law to withhold tax on any distributions and redemption proceeds paid to you (including amounts paid in securities and exchanges) if:

  - you haven't given us a correct Taxpayer Identification Number (TIN), usually your social security or employer identification number, and haven't certified that the TIN is correct and withholding doesn't apply

  - the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records

  - the IRS informs us that you are otherwise subject to backup withholding


The IRS may also impose penalties against you if you don't give us a correct
TIN.

Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.

TAXATION OF REDEMPTIONS AND EXCHANGES

As long as a Fund continually maintains a $1.00 net asset value per share, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your shares of the Fund.

Legal matters

On February 9, 2005, Banc of America Capital Management, LLC ("BACAP" now the Advisor) and BACAP Distributors, LLC (which has subsequently merged into the Distributor) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the SEC (the "SEC Order"). A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website. Under the terms of the NYAG Settlement and SEC Order, BACAP and BACAP Distributors, LLC have agreed, among other things, to pay disgorgement and civil money penalties, to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices, to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures and to reduce management fees for five years. BACAP and BACAP Distributors, LLC are currently in the process of implementing the various terms of the NYAG Settlement and SEC Order.

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Columbia Funds Series Trust (formerly known as Nations Funds Trust), its Board of Trustees, Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors, LLC (collectively "BAC"). On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust (now known as Columbia Funds Series Trust), the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under the federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action. The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

Separately, a putative class action (Reinke v. Bank of America N.A., et al.) was filed against Nations Funds Trust and others on December 16, 2004 in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. Nations Funds Trust has filed a "motion to dismiss" that is pending. Discovery has recently been initiated. At the present time, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

Additional hypothetical fees and expense information

The supplemental hypothetical investment information that follows provides additional information about the effect of the fees and expenses of each Fund, including investment advisory fees and other Fund costs, on the Funds' returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in the class of the Funds assuming a 5% return each year, the hypothetical year-end balance before fees and expenses and the cumulative return after fees and expenses. The charts also assume that the annual expense ratios stay the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratio used for each Fund, which is the same as that stated in the Annual Fund Operating Expenses tables, is reflected in the charts and is net of any contractual fee waiver or expense reimbursement. Your actual costs may be higher or lower.

COLUMBIA GOVERNMENT PLUS RESERVES -- INSTITUTIONAL CLASS SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT     ASSUMED RATE OF RETURN
              0.24%                            $10,000.00                             5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-  CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE    AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES       FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00             4.76%            $10,476.00      $ 24.57
       2           10.25%            $11,025.00             9.75%            $10,974.66      $ 25.74
       3           15.76%            $11,576.25            14.97%            $11,497.05      $ 26.97
       4           21.55%            $12,155.06            20.44%            $12,044.31      $ 28.25
       5           27.63%            $12,762.82            26.18%            $12,617.62      $ 29.59
       6           34.01%            $13,400.96            32.18%            $13,218.22      $ 31.00
       7           40.71%            $14,071.00            38.47%            $13,847.41      $ 32.48
       8           47.75%            $14,774.55            45.07%            $14,506.54      $ 34.02
       9           55.13%            $15,513.28            51.97%            $15,197.05      $ 35.64
      10           62.89%            $16,288.95            59.20%            $15,920.43      $ 37.34
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                        $ 5,920.43
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                          $305.61

COLUMBIA PRIME RESERVES -- INSTITUTIONAL CLASS SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              0.20%                            $10,000.00                              5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-   CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE     AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES        FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00              4.80%            $10,480.00      $ 20.48
       2           10.25%            $11,025.00              9.83%            $10,983.04      $ 21.46
       3           15.76%            $11,576.25             15.10%            $11,510.23      $ 22.49
       4           21.55%            $12,155.06             20.63%            $12,062.72      $ 23.57
       5           27.63%            $12,762.82             26.42%            $12,641.73      $ 24.70
       6           34.01%            $13,400.96             32.49%            $13,248.53      $ 25.89
       7           40.71%            $14,071.00             38.84%            $13,884.46      $ 27.13
       8           47.75%            $14,774.55             45.51%            $14,550.91      $ 28.44
       9           55.13%            $15,513.28             52.49%            $15,249.36      $ 29.80
      10           62.89%            $16,288.95             59.81%            $15,981.33      $ 31.23
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                         $ 5,981.33
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                           $255.20

--------------------------------------------------------------------------------

THIS GLOSSARY INCLUDES EXPLANATIONS OF THE IMPORTANT TERMS THAT MAY BE USED IN THIS PROSPECTUS. SOME OF THE TERMS EXPLAINED MAY APPLY TO COLUMBIA FUNDS NOT INCLUDED IN THIS PROSPECTUS.

--------------------------------------------------------------------------------


Terms used in this prospectus
(BOOK GRAPHIC)

80% POLICY -- Rule 35d-1 under the 1940 Act (the "Names Rule"), requires certain Funds to adopt an investment policy requiring that, under normal circumstances, at least 80% of its assets will be invested in the type of investment suggested by its name. In most cases, the Names Rule gives affected Funds the option to either (i) declare the 80% Policy a fundamental policy, which means it can only be changed by shareholder approval, or (ii) commit to provide notice to shareholders before changing the 80% Policy. In some cases, the Names Rule requires affected Funds to declare their 80% Policy a fundamental policy. The SAI identifies each Fund that has adopted an 80% Policy as a fundamental policy as well as each Fund that has committed to provide notice to shareholders before changing its 80% Policy.

AMORTIZED COST METHOD -- under Rule 2a-7 of the 1940 Act, the method of calculating an investment company's net asset value whereby portfolio securities are valued at the Fund's acquisition cost as adjusted for amortization of premium or accretion of discount rather than at their value based on current market factors.

AVERAGE DOLLAR-WEIGHTED MATURITY -- the average length of time until the debt securities held by a Fund reach maturity. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.

BANK OBLIGATION -- a money market instrument issued by a bank, including certificates of deposit, time deposits and bankers' acceptances.

CAPITAL GAIN OR LOSS -- the difference between the purchase price of a security and its selling price. You realize a capital gain when you sell a security for more than you paid for it. You realize a capital loss when you sell a security for less than you paid for it.

COMMERCIAL PAPER -- a short-term debt security issued by banks, corporations, municipalities and other borrowers.

COMMON STOCK -- a security that represents part equity ownership in a company. Common stock typically allows you to vote at shareholder meetings and to share in the company's profits by receiving dividends.

DEBT SECURITY -- when you invest in a debt security, you are typically lending your money to a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as U.S. Treasury obligations and commercial paper. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

EQUITY SECURITY -- an investment that gives you an equity ownership right in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.
FIRST-TIER SECURITY -- under Rule 2a-7 of the 1940 Act, a debt security that is an eligible investment for money market funds and has received a rating in the highest short-term rating category from a nationally recognized statistical rating organization (NRSRO) or if unrated, is determined by the fund's portfolio management team to be of comparable quality, or is a money market fund issued by a registered investment company, or is a government security.

FIXED INCOME SECURITY -- an intermediate to long-term debt security that matures in more than one year.

HIGH QUALITY -- includes municipal securities that are rated in the top two highest short-term debt categories according to an NRSRO such as Standard & Poor's Corporation or Moody's Investors Service, Inc. The portfolio management team may consider an unrated municipal security if it is determined to be of comparable quality, based upon guidelines approved by the Fund's Board. Please see the SAI for more information about credit ratings.

INSTRUMENTALITY -- an instrumentality of the U.S. government is a government agency organized under federal charter with government supervision.

LIQUIDITY -- a measurement of how easily a security can be bought or sold at a price that is close to its market value.

MONEY MARKET INSTRUMENT -- a short-term debt security that is considered to mature in 13 months or less. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and certain municipal securities. For Nations Treasury Reserves and Nations Government Reserves, money market instruments do not include either commercial paper or municipal securities.

MUNICIPAL SECURITY (OBLIGATION) -- a debt security issued by state or local governments or governmental authorities to pay for public projects and services. "General obligations" are typically backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income from these securities is exempt from federal income taxes and is generally exempt from state taxes if you live in the state that issued the security. If you live in the municipality that issued the security, interest income may also be exempt from local taxes.

NON-DIVERSIFIED -- a fund that holds securities of fewer issuers or kinds of issuers than other kinds of funds. Non-diversified funds tend to have greater price swings than more diversified funds because events affecting one or more of its securities may have a disproportionately large effect on the fund.

PARTICIPATION -- a pass-through certificate representing a share in a pool of debt obligations or other instruments.

PASS-THROUGH CERTIFICATE -- securitized mortgages or other debt securities with interest and principal paid by a servicing intermediary shortly after interest payments are received from borrowers.

PRIVATE ACTIVITY BOND -- a municipal security that is used to finance private projects or other projects that aren't qualified for tax purposes. Interest on private activity bonds is generally taxable, unless it is specifically exempted, or may be treated as a tax preference item for federal alternative minimum tax purposes.

REPURCHASE AGREEMENT -- a short-term (often overnight) investment arrangement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return.

REVERSE REPURCHASE AGREEMENT -- a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price.

SECOND-TIER SECURITY -- under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds, but is not a first-tier security.

SETTLEMENT DATE -- the date on which an order is settled either by payment or delivery of securities.

SPECIAL PURPOSE ISSUER -- an entity organized solely to issue asset-backed securities on a pool of assets it owns.

TRADE DATE -- the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

U.S. GOVERNMENT OBLIGATIONS -- a wide range of debt securities that include U.S. Treasury obligations, securities issued or guaranteed by various agencies of the U.S. government, or by various instrumentalities which have been established or sponsored by the U.S. government. Securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. government.

U.S. TREASURY OBLIGATION -- a debt security issued or guaranteed by the U.S. Treasury. U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. government.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

COLUMBIA MANAGEMENT(R)


Where to find more information

You'll find more information about Columbia Money Market Funds in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS

The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the independent registered public accounting firm's reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the period covered.

STATEMENT OF ADDITIONAL INFORMATION

The SAI contains additional information about the Funds and their policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.

You can obtain a free copy of these documents, request other information about the Funds and make shareholder inquiries by contacting Columbia Funds:

By telephone:
1.800.353.0828

By Mail:
COLUMBIA FUNDS
C/O COLUMBIA FUNDS SERVICES
P.O. BOX 8081
BOSTON, MA 02266-8081

On the Internet:
WWW.COLUMBIAFUNDS.COM

Information about the Funds can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

SEC file number: 811-09645
Columbia Funds Series Trust

PRO-36/91664-1105

COLUMBIA MANAGEMENT(R)




                                    Money Market Funds

                                    Prospectus -- Class Z Shares

                                    December 30, 2005




                                    Columbia Cash Reserves
                                    (formerly, Nations Cash Reserves)

                                    Columbia Municipal Reserves
                                    (formerly, Nations Municipal Reserves)




                                    THE SECURITIES AND EXCHANGE COMMISSION (SEC)
                                    HAS NOT APPROVED OR DISAPPROVED THESE
                                    SECURITIES OR DETERMINED IF THIS PROSPECTUS
                                    IS TRUTHFUL OR COMPLETE.

                                    ANY REPRESENTATION TO THE CONTRARY IS A
                                    CRIMINAL OFFENSE.


                      May Lose Value
NOT FDIC-INSURED    No Bank Guarantee

AN OVERVIEW OF THE FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TERMS USED IN THIS PROSPECTUS

IN THIS PROSPECTUS, WE, US AND OUR REFER TO THE COLUMBIA FUNDS FAMILY (COLUMBIA FUNDS OR COLUMBIA FUNDS FAMILY). SOME OTHER IMPORTANT TERMS WE'VE USED MAY BE NEW TO YOU. THESE ARE PRINTED IN ITALICS WHERE THEY FIRST APPEAR IN A SECTION AND ARE DESCRIBED IN TERMS USED IN THIS PROSPECTUS.




 YOU'LL FIND TERMS USED IN THIS PROSPECTUS ON PAGE 31.

YOUR INVESTMENT IN THESE FUNDS IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, N.A. (BANK OF AMERICA), THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. YOUR INVESTMENT MAY LOSE MONEY.

AFFILIATES OF BANK OF AMERICA ARE PAID FOR THE SERVICES THEY PROVIDE TO THE
FUNDS.

--------------------------------------------------------------------------------

This booklet, which is called a prospectus, tells you about some Columbia Money Market Funds. Please read it carefully, because it contains information that's designed to help you make informed investment decisions.

This prospectus offers Class Z Shares of the Funds. Please turn to BUYING, SELLING AND EXCHANGING SHARES for more information about who is eligible to buy this class of shares.

ABOUT THE FUNDS

The Money Market Funds seek to provide income while protecting the principal of your original investment by investing in money market instruments.

Money market instruments include short-term debt securities that are U.S. government issued or guaranteed or have relatively low risk. Your original investment and your return aren't guaranteed, however, and returns will vary as short-term interest rates change. Over time, the return on money market funds may be lower than the return on other kinds of mutual funds or investments.

ARE THESE FUNDS RIGHT FOR YOU?

Not every Fund is right for every investor. When you're choosing a Fund to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.

The Money Market Funds may be suitable for you if:

  - you're looking for a relatively low risk investment with stability of principal

  - you have short-term income needs

They may not be suitable for you if:

  - you're looking for higher returns and are prepared to assume a higher level of investment risk

  - you're more comfortable with bank deposits that are FDIC-insured

You'll find a discussion of each Fund's investment objective, principal investment strategies and principal risks in the Fund descriptions that start on page 4.

FOR MORE INFORMATION

If you have any questions about the Funds, please call us at 1.800.345.6611 or contact your investment professional.

You'll find more information about the Funds in the Statement of Additional Information (SAI). The SAI includes more detailed information about each Fund's investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.

WHAT'S INSIDE
--------------------------------------------------------------------------------

About the Funds
(FILE FOLDER GRAPHIC)

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
ADVISORS, LLC

COLUMBIA MANAGEMENT ADVISORS, LLC (THE ADVISER) IS THE INVESTMENT ADVISER TO EACH OF THE FUNDS. THE ADVISER IS RESPONSIBLE FOR THE OVERALL MANAGEMENT AND SUPERVISION OF THE INVESTMENT MANAGEMENT OF EACH FUND.




 YOU'LL FIND MORE ABOUT THE ADVISER STARTING ON PAGE 15.

--------------------------------------------------------------------------------


COLUMBIA CASH RESERVES
  (FORMERLY, NATIONS CASH RESERVES)                              4
------------------------------------------------------------------
COLUMBIA MUNICIPAL RESERVES
  (FORMERLY, NATIONS CASH RESERVES)                              8
------------------------------------------------------------------
OTHER IMPORTANT INFORMATION                                     13
------------------------------------------------------------------
HOW THE FUNDS ARE MANAGED                                       15

About your investment
(DOLLAR SIGN GRAPHIC)

INFORMATION FOR INVESTORS
  Buying, selling and exchanging shares                         17
  Distributions and taxes                                       24
  Legal matters                                                 27
------------------------------------------------------------------
ADDITIONAL HYPOTHETICAL FEES AND EXPENSE INFORMATION            28
------------------------------------------------------------------
TERMS USED IN THIS PROSPECTUS                                   30
------------------------------------------------------------------
WHERE TO FIND MORE INFORMATION                          BACK COVER

COLUMBIA CASH RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 15.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

THE FUND IS LISTED ON THE NATIONAL ASSOCIATION OF INSURANCE COMMISSIONERS' APPROVED LIST OF MONEY MARKET MUTUAL FUNDS.

FIRST-TIER SECURITIES

A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN A RATING IN THE HIGHEST CREDIT RATING CATEGORY BY A NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATION (NRSRO) OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. These securities include primarily:

  - commercial paper

  - bank obligations

  - short-term debt securities, including instruments issued by certain trusts or other special purpose issuers, like pass-through certificates representing participations in, or instruments backed by, the securities and other assets owned by these issuers

  - short-term taxable municipal securities

  - repurchase agreements secured by first-tier securities, U.S. government obligations or U.S. Treasury obligations

The Fund may also invest in other money market funds, consistent with its investment objective and strategies. When the portfolio management team believes market conditions warrant, the Fund may invest more than 25% of its assets in U.S. dollar denominated bank obligations, including obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------




 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPHIC      PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia Cash Reserves has the following risks:

      - INVESTMENT STRATEGY RISK -- Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.345.6611 OR CONTACT YOUR INVESTMENT PROFESSIONAL.

THE RETURNS SHOWN ARE FOR A CLASS NOT OFFERED IN THIS PROSPECTUS THAT HAS SIMILAR ANNUAL RETURNS BECAUSE THE SHARES ARE INVESTED IN THE SAME PORTFOLIO OF SECURITIES. THE ANNUAL RETURNS DIFFER ONLY TO THE EXTENT THAT THE CLASSES DO NOT HAVE THE SAME EXPENSES.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Capital Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               1995     1996     1997     1998     1999     2000     2001     2002     2003     2004
               ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
               6.02%    5.44%    5.62%    5.58%    5.22%    6.47%    4.22%    1.81%    1.09%    1.25%



              *Year-to-date return as of June 30, 2005: 1.28%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 3RD QUARTER 2000:          1.66%
         WORST: 2ND QUARTER 2004:         0.23%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                                             LIFE OF
                                               1 YEAR   5 YEARS   10 YEARS    FUND*
         CAPITAL CLASS SHARES                  1.25%     2.95%     4.25%      4.26%

      *THE INCEPTION DATE OF CAPITAL CLASS SHARES IS OCTOBER 10, 1990.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Class Z Shares can be found in the section ADDITIONAL HYPOTHETICAL
                   FEES AND EXPENSE INFORMATION preceding TERMS USED IN THIS PROSPECTUS.

         SHAREHOLDER FEES                                              Class Z
         (Fees paid directly from your investment)                     Shares
         Maximum sales charge (load) imposed on purchases                N/A



         Maximum deferred sales charge (load)                            N/A



         ANNUAL FUND OPERATING EXPENSES
         (Expenses that are deducted from the Fund's assets)



         Management fees(1)                                             0.25%



                                                                        0.02%
         Other expenses(2)                                               -----



         Total annual Fund operating expenses                           0.27%



                                                                       (0.07)%
         Fee waivers and/or reimbursements                               -----



                                                                        0.20%
         Total net expenses(3)                                           =====

      (1)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (2)Other expenses are based on estimated amounts for the current fiscal year.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Class Z Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         CLASS Z SHARES                          $20       $80      $145       $336

COLUMBIA MUNICIPAL RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 15.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

FIRST-TIER SECURITIES

A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN A RATING IN THE HIGHEST CREDIT RATING CATEGORY BY AN NRSRO OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from federal income taxes.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund pursues its objective by generally investing in a diversified portfolio of high quality money market instruments that, at the time of investment, are considered to have remaining maturities of 397 days or less.

THE FUND WILL ONLY BUY FIRST-TIER SECURITIES. Under normal circumstances, the Fund will invest at least 80% of its assets in securities that pay interest exempt from federal income tax, other than the federal alternative minimum tax. The Fund invests in municipal securities that, at the time of investment, are considered by the portfolio management team to have minimal credit risk and to be of high quality.

The Fund may invest all or any portion of its assets in municipal securities that finance private projects, called private activity bonds.

The Fund may also invest in instruments issued by certain trusts or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by these issuers. The Fund may invest in other money market funds, consistent with its investment objective and strategies.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument, and structural analysis, which includes evaluating the arrangements between the municipality and others involved in the issuance of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------




 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia Municipal Reserves has the following risks:

      - INVESTMENT STRATEGY RISK -- Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.

      - HOLDING CASH -- The Fund may hold cash while it's waiting to make an investment, as a temporary defensive strategy, or if the portfolio management team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.

      - TAX CONSIDERATIONS -- The distributions paid by the Fund generally come from interest on municipal obligations, which, in turn, generally are free from federal income tax, but may be subject to the federal alternative minimum tax and state, local and other taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains generally is subject to federal, state, local and other taxes. Shares of Columbia Municipal Reserves would not be suitable investments for tax-advantaged accounts or tax-exempt investors. We generally rely on opinions of the issuer's bond counsel that interest on a bond will be exempt from applicable taxes. Tax authorities are paying increased attention to whether such interest is exempt, and we can't assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.345.6611 OR CONTACT YOUR INVESTMENT PROFESSIONAL.

THE RETURNS SHOWN ARE FOR A CLASS NOT OFFERED IN THIS PROSPECTUS THAT HAS SIMILAR ANNUAL RETURNS BECAUSE THE SHARES ARE INVESTED IN THE SAME PORTFOLIO OF SECURITIES. THE ANNUAL RETURNS DIFFER ONLY TO THE EXTENT THAT THE CLASSES DO NOT HAVE THE SAME EXPENSES.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Liquidity Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               1995     1996     1997     1998     1999     2000     2001     2002     2003     2004
               ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
               3.64%    3.27%    3.42%    3.24%    3.00%    3.88%    2.52%    1.21%    0.80%    0.91%



              *Year-to-date return as of June 30, 2005: 0.91%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 4TH QUARTER 2000:                  1.02%
         WORST: 3RD QUARTER 2003:                 0.16%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                                               LIFE OF
                                                 1 YEAR   5 YEARS   10 YEARS    FUND*
         LIQUIDITY CLASS SHARES                  0.91%     1.86%     2.58%      2.74%

      *THE INCEPTION DATE OF LIQUIDITY CLASS SHARES IS JUNE 1, 1990.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Class Z Shares can be found in the section ADDITIONAL HYPOTHETICAL
                   FEES AND EXPENSE INFORMATION preceding TERMS USED IN THIS PROSPECTUS.

         SHAREHOLDER FEES                                              Class Z
         (Fees paid directly from your investment)                     Shares
         Maximum sales charge (load) imposed on purchases                N/A



         Maximum deferred sales charge (load)                            N/A



         ANNUAL FUND OPERATING EXPENSES
         (Expenses that are deducted from the Fund's assets)



         Management fees(1)                                             0.25%



         Other expenses(2)                                              0.02%
                                                                         -----



         Total annual Fund operating expenses                           0.27%



         Fee waivers and/or reimbursements                             (0.07)%
                                                                         -----



         Total net expenses(3)                                          0.20%
                                                                         =====

      (1)The Fund pays an investment advisory fee of 0.15% and an administration fee of 0.10%.

      (2)Other expenses are based on estimated amounts for the current fiscal year.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after July 31, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Class Z Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire July 31, 2006 and are not reflected in the 3, 5 and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         CLASS Z SHARES                          $20       $80      $145       $336

Other important information
(LINE GRAPH GRAPHIC)

You'll find specific information about each Fund's investment objective, principal investment strategies and risks in the descriptions starting on page
4. The following are some other risks and information you should consider before you invest:

      - SPECIAL RULES FOR MONEY MARKET FUNDS -- Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Funds, like all money market funds:

         - may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less

         - must maintain an average dollar-weighted maturity of 90 days or less

         - may normally invest no more than 5% of their total assets in securities of the same issuer, other than U.S. government securities; however, they may invest up to 25% of their total assets in first-tier securities of a single issuer for up to three business days

         - may generally only invest in U.S. dollar denominated instruments that are determined to have minimal credit risk and are first-tier securities.

      - CHANGING INVESTMENT OBJECTIVES AND POLICIES -- The investment objective and certain investment policies of any Fund can be changed without shareholder approval. The 80% Policy of certain Funds may be changed without shareholder approval by giving the shareholder at least 60 days notice. The 80% Policy of certain other Funds and other investment policies of any Fund may be changed only with shareholder approval.

      - CHANGING TO A FEEDER FUND -- Unlike traditional mutual funds, which invest in individual securities, a "feeder fund" invests all of its assets in another fund, called a "master portfolio." Other feeder funds generally also invest in a master portfolio. The master portfolio invests in individual securities and has the same investment objective, investment strategies and principal risks as the feeder funds. This structure can help reduce a feeder fund's expenses because its assets are combined with those of other feeder funds. If a master portfolio doesn't attract other feeder funds, however, a feeder fund's expenses could be higher than those of a traditional mutual fund.

        Each Fund may become a feeder fund if the Board decides this would be in the best interest of shareholders. We don't require shareholder approval to make the change, but we'll notify you if it happens. If a Fund becomes a feeder fund, it will have the additional risks of investing in a master portfolio.

      - INVESTING DEFENSIVELY -- A Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. A Fund may not achieve its investment objective while it is investing defensively. Any cash a Fund holds for defensive or other reasons may not earn income.

      - BANK OF AMERICA AND ITS AFFILIATES -- Bank of America and its affiliates currently provide services to some or all of the Funds, including investment advisory, distribution, administration, shareholder servicing, sub-transfer agency and brokerage services, and are paid for providing these services. Bank of America and its affiliates also may, at times, provide other services and be compensated for them, including transfer agency, interfund lending and securities lending services, or make loans to the Funds. Finally, Bank of America or its affiliates may serve as counterparties in transactions with Columbia Funds where permitted by law or regulation, and may receive compensation in that capacity.

      - PORTFOLIO SECURITIES DISCLOSURE -- A description of Columbia Funds' policies and procedures with respect to the disclosure of portfolio securities is available in the Funds' SAI and on the Columbia Funds' website at www.columbiafunds.com under Fund Portfolio Data. In addition, a complete list of each Fund's portfolio holdings for each calendar month will be available upon request 5 business days following each month-end.

      - HOUSEHOLDING -- In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of a Fund's prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at 1.800.345.6611 or if your shares are held through a financial institution please contact them directly. We will begin sending your individual copies with the next scheduled mailing.

      - PORTFOLIO TRANSACTION COSTS -- Each Fund may incur significant transaction costs that are in addition to the total annual Fund operating expenses disclosed in the fee tables. These transaction costs are made up of all the costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of a Fund's transactions costs are not.

How the Funds are managed

(PEOPLE GRAPHIC)

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
ADVISORS, LLC

100 FEDERAL STREET
BOSTON, MA 02110

COLUMBIA MANAGEMENT GROUP (COLUMBIA MANAGEMENT) IS THE PRIMARY INVESTMENT MANAGEMENT DIVISION OF BANK OF AMERICA CORPORATION. THE ADVISER, COLUMBIA MANAGEMENT ADVISORS, LLC AND COLUMBIA WANGER ASSET MANAGEMENT, L.P. ARE COLUMBIA MANAGEMENT ENTITIES THAT FURNISH INVESTMENT MANAGEMENT SERVICES AND ADVISE INSTITUTIONAL AND MUTUAL FUND PORTFOLIOS.

ON SEPTEMBER 30, 2005, BACAP CHANGED ITS NAME TO COLUMBIA MANAGEMENT ADVISORS, LLC.

--------------------------------------------------------------------------------


INVESTMENT ADVISER

The Adviser is the investment adviser to over 70 mutual fund portfolios in the Columbia Funds Family, including the Funds described in this prospectus.

The Adviser is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes, including equity and fixed income securities, and money market instruments.

Currently managing more than $185 billion, the Adviser acts as investment manager for individuals, corporations, private investment companies and financial institutions.

Columbia Funds pays the Adviser an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly.

A discussion regarding the basis for the Board of Trustees approving the investment advisory agreement with the Adviser is available in the Funds' annual report to shareholders for the fiscal year ended March 31.

The Adviser has agreed to waive fees and/or reimburse expenses for certain Funds until July 31, 2006. You'll find a discussion of any waiver and/or reimbursement in the Fund descriptions. There is no assurance that the Adviser will continue to waive and/or reimburse any fees and/or expenses after this date.

The following chart shows the maximum advisory fees the Adviser can receive, along with the actual advisory fees the Adviser and/or an affiliate received during the Funds' last fiscal year, after waivers and/or reimbursements:

ANNUAL INVESTMENT ADVISORY FEE, AS A % OF AVERAGE DAILY NET ASSETS


                                                             MAXIMUM    ACTUAL FEE
                                                             ADVISORY    PAID LAST
                                                               FEE      FISCAL YEAR
  COLUMBIA CASH RESERVES                                      0.15%        0.12%



  COLUMBIA MUNICIPAL RESERVES                                 0.15%        0.12%

INVESTMENT SUB-ADVISERS

Columbia Funds and the Adviser engage one or more investment sub-advisers for certain Funds to make day-to-day investment decisions for the Fund. The Adviser retains ultimate responsibility (subject to Board oversight) for overseeing the sub-advisers and evaluates the Funds' needs and available sub-advisers' skills and abilities on an ongoing basis. Based on its evaluations, the Adviser may at times recommend to the Board that a Fund:

  - change, add or terminate one or more sub-advisers;

  - continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or

  - materially change a sub-advisory agreement with a sub-adviser.

A discussion regarding the basis for the Board of Trustees approving the investment sub-advisory agreement with each sub-adviser is available in the Funds' annual report to shareholders for the fiscal year ended March 31.

Applicable law requires a Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders' best interests. The Adviser and the Funds have applied for relief from the SEC to permit the Funds to act on many of the Adviser's recommendations with approval only by the Board and not by Fund shareholders. The Adviser or a Fund would inform the Fund's shareholders of any actions taken in reliance on this relief. Until the Adviser and the Funds obtain the relief, each Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT DISTRIBUTORS, INC.

ONE FINANCIAL CENTER
BOSTON, MA 02111-2621

THE FINANCIAL INSTITUTION OR INTERMEDIARY THAT BUYS SHARES FOR YOU IS ALSO REFERRED TO AS A SELLING OR SERVICING AGENT. SELLING AND SERVICING AGENTS INCLUDE BANKS, BROKERAGE FIRMS, MUTUAL FUND DEALERS AND OTHER FINANCIAL INSTITUTIONS, INCLUDING AFFILIATES OF BANK OF AMERICA.

COLUMBIA MANAGEMENT
ADVISORS, LLC

100 FEDERAL STREET
BOSTON, MA 02110

--------------------------------------------------------------------------------


OTHER SERVICE PROVIDERS

The Funds are distributed by Columbia Management Distributors, Inc. (Distributor), a registered broker/dealer.

Columbia Management Advisors, LLC is the administrator of the Funds, and is responsible for overseeing the administrative operations of the Funds. The Funds pay Columbia Management Advisors, LLC a fee of 0.10% for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Funds and is paid monthly.

The Adviser and the Distributor may pay significant amounts from their own assets to selling or servicing agents of the Funds for distribution-related activities or other services they provide. These amounts may be fixed dollar amounts or a percentage of sales or both, and may be up-front or ongoing payments or both. Agents may agree to provide a variety of marketing related services or access-advantages to the Funds, including, for example, presenting Funds on "preferred" or "select" lists, in return for the payments. Selling or servicing agents, in turn, may pay some or all of these amounts to their employees who recommend or sell Fund shares or allocate or invest client assets among different investment options.

In addition, the Adviser and the Distributor may pay significant amounts from their own assets for services provided and costs incurred by third parties of a type that would typically be provided or incurred directly by the Columbia Funds' transfer agent. The Columbia Funds also may pay significant amounts to third party intermediaries, including selling and servicing agents, for providing these types of services or incurring these types of costs.

These and other payments, and the difference between payments made with respect to the Funds and those made with respect to other mutual funds available through the agent, may give rise to conflicts of interest between the agent and its clients. You should be aware of these potential conflicts of interest and discuss these matters with your selling or servicing agent.

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
SERVICES, INC.

P.O. BOX 8081
BOSTON, MA 02266-8081

--------------------------------------------------------------------------------


Columbia Management Services, Inc., also known as Columbia Funds Services (Transfer Agent), is the transfer agent for the Funds' shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

ABOUT YOUR INVESTMENT
--------------------------------------------------------------------------------

Buying, selling and exchanging shares
(DOLLAR SIGN GRAPHIC)

--------------------------------------------------------------------------------

WHEN YOU SELL SHARES OF A MUTUAL FUND, THE FUND IS EFFECTIVELY "BUYING" THEM BACK FROM YOU. THIS IS CALLED A REDEMPTION.

--------------------------------------------------------------------------------


This prospectus offers Class Z Shares of the Funds. Here are some general rules about this class of shares:

SUBJECT TO CERTAIN LIMITED EXCEPTIONS DISCUSSED BELOW, THE FUND IS NO LONGER ACCEPTING NEW INVESTMENTS FROM PROSPECTIVE INVESTORS IN Z-CLASS SHARES. SHARES OF THE FUND CURRENTLY MAY ONLY BE PURCHASED BY CURRENT SHAREHOLDERS AND BY INVESTORS WHO PURCHASE SHARES THROUGH EXCHANGES OF Z-CLASS SHARES OF OTHER FUNDS.

  - Class Z Shares are available to certain eligible investors. The eligible investors described below are subject to different minimum initial investment requirements. Eligible investors and their applicable investment minimums are as follows:

NO MINIMUM INITIAL INVESTMENT


     - Any client of Bank of America Corporation or a subsidiary purchasing shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America Corporation or the subsidiary;

     - Any group retirement plan, including defined benefit and defined contribution plans such as: 401(k), 403(b), and 457(b) plans (but excluding individual retirement accounts (IRAs)), for which an intermediary or other entity provides services and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent;

     - Any investor purchasing through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code; or

     - Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

$1,000 MINIMUM INITIAL INVESTMENT


     - Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z shares;
       (ii) who held Primary A Shares prior to the share class re-titling on August 22, 2005 (iii) who holds Class A shares that were obtained by exchange of Class Z shares; or (iv) who purchased certain no-load shares of a fund merged with a fund distributed by the Distributor;

     - Any trustee or director (or family member of a trustee or director) of any fund distributed by the Distributor;

     - Any employee (or family member of an employee) of Bank of America Corporation or a subsidiary;

     - Any investor participating in an account offered by an intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent (each investor purchasing through an intermediary must independently satisfy the $1,000 minimum investment requirement);

     - Any institutional investor which is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization; which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933; or

     - Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, purchasing shares for its own account, including Bank of America Corporation, its affiliates, or subsidiaries.

The Funds reserve the right to change the criteria for eligible investors and the investment minimums. No minimum investment applies to accounts participating in the automatic investment plan; however, each investment requires a $50 minimum purchase. The Funds also reserve the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

You'll find more information about buying, selling and exchanging Class Z Shares on the pages that follow. You should also ask your financial institution or intermediary about its limits, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

The Funds also offer other classes of shares, with different features and expense levels, which you may be eligible to buy. Please contact your investment professional, or call us at 1.800.345.6611 if you have any questions or you need help placing an order.

Client accounts for which the financial institution or intermediary no longer acts as fiduciary, agent or custodian may no longer be eligible to purchase or hold Class Z shares. Certain financial institutions and intermediaries that offer Class Z shares may have policies that clients holding Class Z shares through the financial institution or intermediary will automatically have their holdings converted to Class A shares at the time that they move their relationship away from the financial institution or intermediary. Generally, no sales charges or other charges will apply to such a conversion, however an investor should contact their financial institution or intermediary to learn the details of any such policy and also should talk to their tax adviser about the tax consequences of any such automatic conversion. In addition, Class A shares have higher operating costs which can reduce total returns.

Federal law requires the Funds to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Funds may need to delay the date of your purchase or may be unable to open your account which may result in a return of your investment monies. In addition, if the Funds are unable to verify your identity after your account is open, the Funds reserve the right to close your account or take other steps as deemed reasonable. The Funds shall not be held liable for any loss resulting from any purchase delay, application rejection, or account closure due to a failure to provide proper identifying information.

--------------------------------------------------------------------------------

A BUSINESS DAY IS ANY DAY THAT THE FEDERAL RESERVE BANK OF NEW YORK AND THE NEW YORK STOCK EXCHANGE (NYSE) ARE OPEN. THE MONEY MARKET FUNDS RESERVE THE RIGHT TO CLOSE EARLY ON BUSINESS DAYS PRECEDING OR FOLLOWING NATIONAL HOLIDAYS, IF THE PRIMARY GOVERNMENT SECURITIES DEALERS HAVE CLOSED EARLY AND/OR IF THE BOND MARKET ASSOCIATION RECOMMENDS THAT THE SECURITIES MARKETS CLOSE EARLY.

IN ADDITION TO WEEKENDS, EITHER THE FEDERAL RESERVE BANK OF NEW YORK OR THE NYSE IS CLOSED ON THE FOLLOWING NATIONAL HOLIDAYS: NEW YEAR'S DAY, MARTIN LUTHER KING, JR. DAY, PRESIDENTS' DAY, GOOD FRIDAY, MEMORIAL DAY, INDEPENDENCE DAY, LABOR DAY, COLUMBUS DAY, VETERANS DAY, THANKSGIVING DAY AND CHRISTMAS DAY.

--------------------------------------------------------------------------------


HOW SHARES ARE PRICED

All transactions are based on the price of a Fund's shares -- or its net asset value per share. We calculate net asset value per share at the following times (unless the Fund closes early):

  - 9:45 a.m., 11:00 a.m., 2:30 p.m. and 5:00 p.m. Eastern time each business day for each share class of Columbia Cash Reserves

  - 12:00 noon Eastern time each business day for each share class of Columbia Municipal Reserves

First, we calculate the net asset value for each class of a Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.

Although we try to maintain a net asset value per share of $1.00 for the Funds, we can't guarantee that we will be able to do so.

VALUING SECURITIES IN A FUND

The value of a Fund's assets is based on the total market value of all of the securities it holds. We use the amortized cost method, which approximates market value, to value the assets in the Money Market Funds.

HOW ORDERS ARE PROCESSED

Orders to buy, sell or exchange shares are processed on business days. Orders to buy, sell or exchange shares may be delivered to the Transfer Agent by phone, in writing, or through the internet. For more information on account and trading restrictions and special sign-up procedures for internet transactions, please call us at 800-363-0828 for Institutional Investors or 800-345-6611 for individual investors. The Transfer Agent has procedures in place to authenticate electronic instructions. You will be asked to accept the terms of an online agreement(s) and utilize a password for internet services. Orders received in good order by the Fund, Distributor, Transfer Agent or their agents by the following times on a business day (unless the Fund closes early) will be processed as follows:

  - If your order for Columbia Cash Reserves is received in good form by the Transfer Agent by 5:00 p.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and you'll receive that day's dividends). If your order is received in good form by the Transfer Agent after 5:00 p.m. Eastern time, you will receive the next net asset value per share determined on the following business day (and you'll begin receiving dividends the next day).

  - If your order for Columbia Municipal Reserves is received in good form by the Transfer Agent by 12:00 noon p.m. Eastern time, in the case of purchases you will receive that day's net asset value per share. If your order is received in good form by the Transfer Agent after 12:00 noon p.m. Eastern time, you will receive the next net asset value per share determined on the following business day (and in the case of purchases you'll begin receiving dividends the next day).

Investors are encouraged to place orders to sell as early in the day as possible. Orders received after these times will receive the next business day's net asset value per share. The business day that applies to an order is also called the trade date. We may refuse any order to buy or exchange shares. If this happens, we'll return any money we've received.

TELEPHONE ORDERS
You can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of our account application and send it to us.

Here's how telephone orders work:

  - If you sign up for telephone orders after you open your account, you must have your signature Medallion Guaranteed.

  - Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order.

  - We'll take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. If we and our service providers don't take these steps, we may be liable for any losses from unauthorized or fraudulent instructions.

  - Telephone orders may be difficult to complete during periods of significant economic or market change.

--------------------------------------------------------------------------------

THE NET ASSET VALUE PER SHARE IS THE PRICE OF A SHARE CALCULATED BY A FUND EVERY BUSINESS DAY.

--------------------------------------------------------------------------------



(DOLLAR SIGN       BUYING SHARES
  GRAPHIC)

      Here are some general rules for buying shares:

        - You buy Class Z Shares at net asset value per share.

        - If we don't receive payment within three business days of receiving your order, we reserve the right to cancel your order. We'll return any payment received for orders that have been cancelled.

        - Financial institutions and intermediaries are responsible for sending orders to us and for ensuring that we receive your money on time.

        - Shares purchased are recorded on the books of the Fund. We don't issue certificates.

        - Financial institutions and intermediaries are responsible for recording the beneficial ownership of the shares of their clients, and for reporting this ownership on account statements they send to their clients.

SYSTEMATIC INVESTMENT PLAN
You can make regular purchases of $50 or more using automatic transfers from your bank account to the Funds you choose. You can contact your investment professional or us to set up the plan.

Here's how the plan works:

  - You can buy shares any day of the month or quarterly basis.

  - Some exceptions may apply to employees of Bank of America and its affiliates. For details, please contact your investment professional.


(DOLLAR SIGN       SELLING SHARES
  GRAPHIC)

      Here are some general rules for selling shares:

        - If you paid for your shares with a check that wasn't certified, we'll hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.

        - Financial institutions and intermediaries are responsible for sending orders to us and for depositing the sale proceeds to your account on time.

        - Under certain circumstances allowed under the Investment Company Act of 1940 (1940 Act), we can pay you in securities or other property when you sell your shares.

        - We can delay payment of the sale proceeds of Columbia Cash Reserves for one day, or longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Banks or under the extraordinary circumstances described in Section 22(e) of the 1940 Act. Generally, those extraordinary circumstances are when: (i) the NYSE is closed or trading is restricted, (ii) an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of the Fund's net assets not reasonably practicable, or
          (iii) the SEC by order permits the suspension of the right of redemption for the protection of investors.

        - We can delay payment of the sale proceeds of Columbia Municipal Reserves for up to seven days.

        - Other restrictions may apply to retirement plan accounts. For more information about these restrictions, please contact your retirement plan administrator.

      We may sell your shares:

        - if the value of your account falls below $1,000 (other than as a result of depreciation in share value), your account may be subject to an annual fee of $10. The Funds' transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty

        - if a financial institution or intermediary tells us to sell your shares under arrangements made with you

        - under certain other circumstances allowed under the 1940 Act

AUTOMATIC WITHDRAWAL PLAN
The Automatic Withdrawal Plan lets you withdraw funds any day of the month on a monthly, quarterly or semi-annual basis. You can contact your investment professional or us to set up the plan.

Here's how the plan works:

  - Your account balance must be at least $5,000 to set up the plan. Certain fee based accounts are not subject to the $5,000 requirement.

  - If you set up the plan after you've opened your account, your signature must be Medallion Guaranteed.

  - We'll send you a check or deposit the money directly to your bank account.

  - You can cancel the plan by giving your selling agent or us 30 days notice in writing.

It's important to remember that if you withdraw more than your investment in the Fund is earning, you'll eventually use up your original investment.

--------------------------------------------------------------------------------

YOU SHOULD MAKE SURE YOU UNDERSTAND THE INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES OF THE FUND YOU'RE EXCHANGING INTO. PLEASE READ ITS PROSPECTUS CAREFULLY.

--------------------------------------------------------------------------------



(ARROW GRAPHIC)      EXCHANGING SHARES

      You can generally sell shares of a Fund to buy shares of another Columbia Fund. This is called an exchange. You might want to do this if your investment goals or tolerance for risk change.

      Here's how exchanges work:

        - You can exchange Class Z shares of a Fund for Class Z shares of any other Fund distributed by the Distributor. Some exceptions apply.

        - The rules for buying shares of a Fund, including any minimum investment requirements, apply to exchanges into that Fund.

        - You may only make exchanges into a Fund that is legally sold in your state of residence.

        - You generally may only make an exchange into a Fund that is accepting investments.

        - We may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

AUTOMATIC EXCHANGE FEATURE
The Automatic Exchange Feature lets you exchange $100 or more of Class Z shares any day of the month. You can contact your investment professional or us to set up the plan.

Here's how automatic exchanges work:

  - Send your request to the Transfer Agent in writing or call 1.800.345.6611.

  - If you set up your plan to exchange more than $100,000 you must have your signature Medallion Guaranteed.

  - You can choose to have us transfer your money on any day of the month.

  - The rules for making exchanges apply to automatic exchanges.

Distributions and taxes
(TAXES GRAPHIC)

--------------------------------------------------------------------------------

THE POWER OF COMPOUNDING

REINVESTING YOUR DISTRIBUTIONS BUYS YOU MORE SHARES OF A FUND -- WHICH LETS YOU TAKE ADVANTAGE OF THE POTENTIAL FOR COMPOUND GROWTH.

PUTTING THE MONEY YOU EARN BACK INTO YOUR INVESTMENT MEANS IT, IN TURN, MAY EARN EVEN MORE MONEY. OVER TIME, THE POWER OF COMPOUNDING HAS THE POTENTIAL TO SIGNIFICANTLY INCREASE THE VALUE OF YOUR INVESTMENT. THERE IS NO ASSURANCE, HOWEVER, THAT YOU'LL EARN MORE MONEY IF YOU REINVEST YOUR DISTRIBUTIONS.

--------------------------------------------------------------------------------

ABOUT DISTRIBUTIONS

A mutual fund can make money two ways:

  - It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.

  - A fund can also have capital gain if the value of its investments increases. If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.

A mutual fund is not subject to federal income tax as long as it distributes all of its net investment income and net realized capital gain to its shareholders. The Funds intend to pay out a sufficient amount of their income and capital gain to their shareholders so the Funds won't have to pay any federal income tax. When a Fund makes this kind of a payment, it's split among all shares and is called a distribution.

Although the Funds do not expect to realize any capital gain, any capital gain realized by a Fund will be distributed at least once a year. The Funds declare distributions of net investment income each business day, and pay them on the first business day of each month. Normally, each Fund will declare and pay distributions of net investment income as indicated above. The Funds may, however, declare and pay distributions of net investment income more frequently.

Any distribution you receive is paid based on the number of shares you hold on the record date, which is usually the day the distribution is declared (daily distribution Funds) or the day before the distribution is declared (all other Funds). Shares are eligible to receive net investment income distributions from the settlement date (daily distribution Funds), trade date (all other Funds) or realized capital gain from the trade date of the purchase up to and including the day before the shares are sold.

Different share classes of a Fund usually pay different net investment income distribution amounts, because each class has different expenses.

We'll automatically reinvest distributions in additional shares of the same Fund unless you tell us you want to receive your distributions in cash. You can do this by writing to us at the address on the back cover, or by calling us at
1.800.345.6611. Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

--------------------------------------------------------------------------------

THIS INFORMATION IS A SUMMARY OF HOW FEDERAL INCOME TAXES MAY AFFECT YOUR INVESTMENT IN THE FUND. IT DOES NOT APPLY TO FOREIGN OR TAX-EXEMPT INVESTORS OR THOSE HOLDING FUND SHARES THROUGH A TAX-ADVANTAGED ACCOUNT, SUCH AS A 401(K) PLAN OR IRA. THIS INFORMATION IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING. YOU SHOULD CONSULT WITH YOUR OWN TAX ADVISER ABOUT YOUR SITUATION, INCLUDING ANY FOREIGN, STATE AND LOCAL TAXES THAT MAY APPLY.




 FOR MORE INFORMATION ABOUT TAXES, PLEASE SEE THE SAI.

--------------------------------------------------------------------------------


HOW TAXES AFFECT YOUR INVESTMENT


Distributions of a Fund's ordinary income and any net short-term capital gain, if any, generally are taxable to you as ordinary income. Although the Funds do not expect to realize any capital gain, any distributions of realized net long-term capital gain, if any, generally are taxable to you as long-term capital gain.

In general, corporate shareholders will not be able to deduct any distributions when determining their taxable income. Fund distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund. Following the end of each year, we'll send you a notice that tells you how much you've received in distributions during the year and their federal tax status. State and local taxes may also apply to distributions.

COLUMBIA MUNICIPAL RESERVES

In general, you will not be subject to federal income tax on distributions from Columbia Municipal Reserves of its tax-exempt interest income. Distributions from this Fund, however, may be subject to state, local and other taxes.

Although this Fund does not intend to earn any taxable income or capital gain, any distributions of such income or gain generally are subject to tax.

A portion of the distributions from Columbia Municipal Reserves may also be subject to alternative minimum taxes.

U.S. GOVERNMENT OBLIGATIONS

If you invest in U.S. government obligations directly, interest on those obligations is free from state and local individual income taxes. Distributions you receive that come from interest a Fund earns from U.S. government obligations may not be exempt from these taxes. Please consult with your tax adviser.

WITHHOLDING TAX

We're required by federal law to withhold tax on any distributions and redemption proceeds paid to you (including amounts paid in securities and exchanges) if:

  - you haven't given us a correct Taxpayer Identification Number (TIN), usually your social security or employer identification number, and haven't certified that the TIN is correct and withholding doesn't apply

  - the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records

  - the IRS informs us that you are otherwise subject to backup withholding

The IRS may also impose penalties against you if you don't give us a correct
TIN.

Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.

TAXATION OF REDEMPTIONS AND EXCHANGES

As long as a Fund continually maintains a $1.00 net asset value per share, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your shares of the Fund.

Legal matters

On February 9, 2005, Banc of America Capital Management, LLC ("BACAP" (now, the Advisor)) and BACAP Distributors, LLC (which has subsequently merged into the Distributor) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the SEC (the "SEC Order"). A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website. Under the terms of the NYAG Settlement and SEC Order, BACAP and BACAP Distributors, LLC have agreed, among other things, to pay disgorgement and civil money penalties, to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices, to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures and to reduce management fees for five years. BACAP and BACAP Distributors, LLC are currently in the process of implementing the various terms of the NYAG Settlement and SEC Order.

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Columbia Funds Series Trust (formerly known as Nations Funds Trust), its Board of Trustees, Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors, LLC (collectively "BAC"). On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia Funds Series Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds Series Trust against BAC and others that asserts claims under the federal securities laws and state common law. Columbia Funds Series Trust is a nominal defendant in this action. The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

Separately, a putative class action (Reinke v. Bank of America N.A., et al.) was filed against Nations Funds Trust and others on December 6, 2004 in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. Nations Funds Trust has filed a "motion to dismiss" that is pending. Discovery has recently been initiated. At the present time, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

Additional hypothetical fees and expense information

The supplemental hypothetical investment information on the following pages provides additional information about the effect of the fees and expenses of each Fund, including investment advisory fees and other Fund costs, on the Funds' returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in the class of the Funds assuming a 5% return each year, the hypothetical year-end balance before fees and expenses and the cumulative return after fees and expenses. The charts also assume that the annual expense ratios stay the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratio used for each Fund, which is the same as that stated in the Annual Fund Operating Expenses tables, is reflected in the charts and is net of any contractual fee waiver or expense reimbursement. Your actual costs may be higher or lower.

COLUMBIA CASH RESERVES -- CLASS Z SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT     ASSUMED RATE OF RETURN
              0.20%                            $10,000.00                             5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-  CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE    AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES       FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00             4.80%            $10,480.00      $ 20.48
       2           10.25%            $11,025.00             9.83%            $10,983.04      $ 21.46
       3           15.76%            $11,576.25            15.10%            $11,510.23      $ 22.49
       4           21.55%            $12,155.06            20.63%            $12,062.72      $ 23.57
       5           27.63%            $12,762.82            26.42%            $12,641.73      $ 24.70
       6           34.01%            $13,400.96            32.49%            $13,248.53      $ 25.89
       7           40.71%            $14,071.00            38.84%            $13,884.46      $ 27.13
       8           47.75%            $14,774.55            45.51%            $14,550.91      $ 28.44
       9           55.13%            $15,513.28            52.49%            $15,249.36      $ 29.80
      10           62.89%            $16,288.95            59.81%            $15,981.33      $ 31.23
  TOTAL GAIN BEFORE FEES &
    EXPENSES                         $ 6,288.95
  TOTAL GAIN AFTER FEES &
    EXPENSES                                                                 $ 5,981.33
  TOTAL ANNUAL FEES & EXPENSES
    PAID                                                                                     $255.20

COLUMBIA MUNICIPAL RESERVES -- CLASS Z SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              0.20%                            $10,000.00                              5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-   CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE     AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES        FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00              4.80%            $10,480.00      $ 20.48
       2           10.25%            $11,025.00              9.83%            $10,983.04      $ 21.46
       3           15.76%            $11,576.25             15.10%            $11,510.23      $ 22.49
       4           21.55%            $12,155.06             20.63%            $12,062.72      $ 23.57
       5           27.63%            $12,762.82             26.42%            $12,641.73      $ 24.70
       6           34.01%            $13,400.96             32.49%            $13,248.53      $ 25.89
       7           40.71%            $14,071.00             38.84%            $13,884.46      $ 27.13
       8           47.75%            $14,774.55             45.51%            $14,550.91      $ 28.44
       9           55.13%            $15,513.28             52.49%            $15,249.36      $ 29.80
      10           62.89%            $16,288.95             59.81%            $15,981.33      $ 31.23
  TOTAL GAIN BEFORE FEES &
    EXPENSES                         $ 6,288.95
  TOTAL GAIN AFTER FEES &
    EXPENSES                                                                  $ 5,981.33
  TOTAL ANNUAL FEES & EXPENSES
    PAID                                                                                      $255.20

--------------------------------------------------------------------------------

THIS GLOSSARY INCLUDES EXPLANATIONS OF THE IMPORTANT TERMS THAT MAY BE USED IN THIS PROSPECTUS. SOME OF THE TERMS EXPLAINED MAY APPLY TO COLUMBIA FUNDS NOT INCLUDED IN THIS PROSPECTUS.

--------------------------------------------------------------------------------


Terms used in this prospectus
(BOOK GRAPHIC)

80% POLICY -- Rule 35d-1 under the 1940 Act (the "Names Rule"), requires certain Funds to adopt an investment policy requiring that, under normal circumstances, at least 80% of its assets will be invested in the type of investment suggested by its name. In most cases, the Names Rule gives affected Funds the option to either (i) declare the 80% Policy a fundamental policy, which means it can only be changed by shareholder approval, or (ii) commit to provide notice to shareholders before changing the 80% Policy. In some cases, the Names Rule requires affected Funds to declare their 80% Policy a fundamental policy. The SAI identifies each Fund that has adopted an 80% Policy as a fundamental policy as well as each Fund that has committed to provide notice to shareholders before changing its 80% Policy.

AMORTIZED COST METHOD -- under Rule 2a-7 of the 1940 Act, the method of calculating an investment company's net asset value whereby portfolio securities are valued at the Fund's acquisition cost as adjusted for amortization of premium or accretion of discount rather than at their value based on current market factors.

AVERAGE DOLLAR-WEIGHTED MATURITY -- the average length of time until the debt securities held by a Fund reach maturity. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.

BANK OBLIGATION -- a money market instrument issued by a bank, including certificates of deposit, time deposits and bankers' acceptances.

CAPITAL GAIN OR LOSS -- the difference between the purchase price of a security and its selling price. You realize a capital gain when you sell a security for more than you paid for it. You realize a capital loss when you sell a security for less than you paid for it.

COMMERCIAL PAPER -- a short-term debt security issued by banks, corporations, municipalities and other borrowers.

COMMON STOCK -- a security that represents part equity ownership in a company. Common stock typically allows you to vote at shareholder meetings and to share in the company's profits by receiving dividends.

DEBT SECURITY -- when you invest in a debt security, you are typically lending your money to a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as U.S. Treasury obligations and commercial paper. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

EQUITY SECURITY -- an investment that gives you an equity ownership right in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.

FIRST-TIER SECURITY -- under Rule 2a-7 of the 1940 Act, a debt security that is an eligible investment for money market funds and has received a rating in the highest short-term rating category from a nationally recognized statistical rating organization (NRSRO) or if unrated, is determined by the fund's portfolio management team to be of comparable quality, or is a money market fund issued by a registered investment company, or is a government security.

FIXED INCOME SECURITY -- an intermediate to long-term debt security that matures in more than one year.

GUARANTEED INVESTMENT CONTRACT -- an investment instrument issued by a rated insurance company in return for a payment by an investor.

HIGH QUALITY -- includes municipal securities that are rated in the top two highest short-term debt categories according to an NRSRO such as Standard & Poor's Corporation or Moody's Investors Service, Inc. The portfolio management team may consider an unrated municipal security if it is determined to be of comparable quality, based upon guidelines approved by the Fund's Board. Please see the SAI for more information about credit ratings.

INSTRUMENTALITY -- an instrumentality of the U.S. government is a government agency organized under federal charter with government supervision.

LIQUIDITY -- a measurement of how easily a security can be bought or sold at a price that is close to its market value.

MONEY MARKET INSTRUMENT -- a short-term debt security that is considered to mature in 13 months or less. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and certain municipal securities. For Nations Treasury Reserves and Nations Government Reserves, money market instruments do not include either commercial paper or municipal securities.

MUNICIPAL SECURITY (OBLIGATION) -- a debt security issued by state or local governments or governmental authorities to pay for public projects and services. "General obligations" are typically backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income from these securities is exempt from federal income taxes and is generally exempt from state taxes if you live in the state that issued the security. If you live in the municipality that issued the security, interest income may also be exempt from local taxes.

NON-DIVERSIFIED -- a fund that holds securities of fewer issuers or kinds of issuers than other kinds of funds. Non-diversified funds tend to have greater price swings than more diversified funds because events affecting one or more of its securities may have a disproportionately large effect on the fund.

PARTICIPATION -- a pass-through certificate representing a share in a pool of debt obligations or other instruments.

PASS-THROUGH CERTIFICATE -- securitized mortgages or other debt securities with interest and principal paid by a servicing intermediary shortly after interest payments are received from borrowers.

PRIVATE ACTIVITY BOND -- a municipal security that is used to finance private projects or other projects that aren't qualified for tax purposes. Interest on private activity bonds is generally taxable, unless it is specifically exempted, or may be treated as a tax preference item for federal alternative minimum tax purposes.

REPURCHASE AGREEMENT -- a short-term (often overnight) investment arrangement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return.

REVERSE REPURCHASE AGREEMENT -- a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price.

SECOND-TIER SECURITY -- under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds, but is not a first-tier security.

SETTLEMENT DATE -- the date on which an order is settled either by payment or delivery of securities.

SPECIAL PURPOSE ISSUER -- an entity organized solely to issue asset-backed securities on a pool of assets it owns.

TRADE DATE -- the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

U.S. GOVERNMENT OBLIGATIONS -- a wide range of debt securities that include U.S. Treasury obligations, securities issued or guaranteed by various agencies of the U.S. government, or by various instrumentalities which have been established or sponsored by the U.S. government. Securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. government.

U.S. TREASURY OBLIGATIONS -- a debt security issued or guaranteed by the U.S. Treasury. U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. government.

COLUMBIA MANAGEMENT(R)


Where to find more information

You'll find more information about Columbia Money Market Funds in the following documents:


ANNUAL AND SEMI-ANNUAL REPORTS

The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the independent registered public accounting firm's reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the period covered.

STATEMENT OF ADDITIONAL INFORMATION

The SAI contains additional information about the Funds and their policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.

You can obtain a free copy of these documents, request other information about the Funds and make shareholder inquiries by contacting Columbia Funds:

By telephone: 1.800.345.6611

By mail:
COLUMBIA FUNDS
C/O COLUMBIA FUNDS SERVICES
P.O. BOX 8081
BOSTON, MA 02266-8081

On the Internet:
WWW.COLUMBIAFUNDS.COM

Information about the Funds can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


SEC file number: 811-09645
Columbia Funds Series Trust

PRO-36/90456-0905

COLUMBIA MANAGEMENT(R)


                                    Money Market Funds

                                    Prospectus -- Adviser Class Shares

                                    December 30, 2005



                                    Columbia Government Plus Reserves

                                    Columbia Prime Reserves


                                    THE SECURITIES AND EXCHANGE COMMISSION (SEC)
                                    HAS NOT APPROVED OR DISAPPROVED THESE
                                    SECURITIES OR DETERMINED IF THIS PROSPECTUS
                                    IS TRUTHFUL OR COMPLETE.

                                    ANY REPRESENTATION TO THE CONTRARY IS A
                                    CRIMINAL OFFENSE.


                      May Lose Value
NOT FDIC-INSURED    No Bank Guarantee

AN OVERVIEW OF THE FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TERMS USED IN THIS PROSPECTUS

IN THIS PROSPECTUS, WE, US AND OUR REFER TO THE COLUMBIA FUNDS FAMILY (COLUMBIA FUNDS OR COLUMBIA FUNDS FAMILY). SOME OTHER IMPORTANT TERMS WE'VE USED MAY BE NEW TO YOU. THESE ARE PRINTED IN ITALICS WHERE THEY FIRST APPEAR IN A SECTION AND ARE DESCRIBED IN TERMS USED IN THIS PROSPECTUS.




 YOU'LL FIND TERMS USED IN THIS PROSPECTUS ON PAGE 33.

YOUR INVESTMENT IN THESE FUNDS IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, N.A. (BANK OF AMERICA), THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. YOUR INVESTMENT MAY LOSE MONEY.

AFFILIATES OF BANK OF AMERICA ARE PAID FOR THE SERVICES THEY PROVIDE TO THE
FUNDS.

--------------------------------------------------------------------------------

This booklet, which is called a prospectus, tells you about some Columbia Money Market Funds. Please read it carefully, because it contains information that's designed to help you make informed investment decisions.

This prospectus offers Adviser Class Shares of the Funds. This class of shares is designed primarily for financial institutions and intermediaries for their own accounts, and for certain of their client accounts. Please turn to BUYING, SELLING AND EXCHANGING SHARES for more information about who is eligible to buy this class of shares.

ABOUT THE FUNDS

The Money Market Funds seek to provide income while protecting the principal of your original investment by investing in money market instruments.

Money market instruments include short-term debt securities that are U.S. government issued or guaranteed or have relatively low risk. Your original investment and your return aren't guaranteed, however, and returns will vary as short-term interest rates change. Over time, the return on money market funds may be lower than the return on other kinds of mutual funds or investments.

ARE THESE FUNDS RIGHT FOR YOU?

Not every Fund is right for every investor. When you're choosing a Fund to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.

The Money Market Funds may be suitable for you if:

  - you're looking for a relatively low risk investment with stability of principal

  - you have short-term income needs

They may not be suitable for you if:

  - you're looking for higher returns and are prepared to assume a higher level of investment risk

  - you're more comfortable with bank deposits that are FDIC-insured

You'll find a discussion of each Fund's investment objective, principal investment strategies and principal risks in the Fund descriptions that start on page 4.

FOR MORE INFORMATION

If you have any questions about the Funds, please call us at 1.800.353.0828 if you're an institutional investor, or 1.800.345.6611 if you're an individual investor. You can also contact your investment professional.

You'll find more information about the Funds in the Statement of Additional Information (SAI). The SAI includes more detailed information about each Fund's investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.

WHAT'S INSIDE
--------------------------------------------------------------------------------

About the Funds
(FILE FOLDER GRAPHIC)

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
ADVISORS, LLC

COLUMBIA MANAGEMENT ADVISORS, LLC (THE ADVISER) IS THE INVESTMENT ADVISER TO EACH OF THE FUNDS. THE ADVISER IS RESPONSIBLE FOR THE OVERALL MANAGEMENT AND SUPERVISION OF THE INVESTMENT MANAGEMENT OF EACH FUND.




 YOU'LL FIND MORE ABOUT THE ADVISER STARTING ON PAGE 17.

--------------------------------------------------------------------------------


COLUMBIA GOVERNMENT PLUS RESERVES                                4
------------------------------------------------------------------
COLUMBIA PRIME RESERVES                                          9
------------------------------------------------------------------
OTHER IMPORTANT INFORMATION                                     14
------------------------------------------------------------------
HOW THE FUNDS ARE MANAGED                                       17

About your investment
(DOLLAR SIGN GRAPHIC)

INFORMATION FOR INVESTORS
  Buying, selling and exchanging shares                         19
     How orders are processed                                   20
  How selling and servicing agents are paid                     24
  Distributions and taxes                                       26
  Legal matters                                                 28
------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------
ADDITIONAL HYPOTHETICAL FEES AND EXPENSE INFORMATION            31
------------------------------------------------------------------
TERMS USED IN THIS PROSPECTUS                                   33
------------------------------------------------------------------
WHERE TO FIND MORE INFORMATION                          BACK COVER

COLUMBIA GOVERNMENT PLUS RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 17.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks current income with liquidity and stability of principal.


(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund invests primarily (under normal circumstances at least 80% of its net assets plus any borrowings for investment purposes) in U.S. government obligations, including U.S. Treasury obligations and obligations of U.S.
                   government agencies, authorities, instrumentalities or sponsored enterprises, and repurchase agreements backed by these obligations.

The Fund may also invest in the obligations of foreign governments and their political subdivisions and instrumentalities.

U.S. Treasury obligations are backed by the full faith and credit of the U.S. government. Obligations of certain U.S. government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (a) the full faith and credit of the U.S. Treasury (such as obligations of the Government National Mortgage Association), (b) the right of the issuer to borrow from the U.S. Treasury (such as obligations of the Export-Import Bank of the United States), (c) the discretionary authority of the U.S. government to purchase certain obligations of the issuer (such as obligations of the Federal National Mortgage Association), or (d) only the credit of the issuer (such as obligations of the Federal Home Loan Mortgage Corporation).

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------




 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH GRAPHIC)   PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
                       Columbia Government Plus Reserves has the following risks:

      - INTEREST RATE RISK -- The yield paid by the Fund will vary with changes in short-term interest rates.

      - CREDIT RISK -- Although U.S. government securities have historically involved little credit risk, if an issuer fails to pay interest or repay principal, the value of your investment could decline.

      - U.S. GOVERNMENT OBLIGATIONS -- Obligations of U.S. government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. government would provide financial support to any of these entities if it is not obligated to do so by law.

      - REPURCHASE AGREEMENTS -- Repurchase agreements, while backed by collateral, carry some risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.

      - FOREIGN INVESTMENTS -- Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, incomplete financial information about the issuers of securities, and political or economic instability. Foreign securities may be more volatile and less liquid than U.S. securities.

      - SHARE PRICE -- There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.

      - SELECTION OF INVESTMENTS -- The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.353.0828 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.345.6611 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

--------------------------------------------------------------------------------


(BAR CHART GRAPHIC)    A LOOK AT THE FUND'S PERFORMANCE
                       The following bar chart and table show you how the Fund
                       has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S PAST PERFORMANCE
                       IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*




      The bar chart shows you how the performance of the Fund's Adviser Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

                                                                                                2004
                                                                                                ----
               0.97%



              *Year-to-date return as of June 30, 2005: 1.14%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 4TH QUARTER 2004:                   0.38%
         WORST: 2ND QUARTER 2004:                  0.17%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                                            LIFE OF
                                                                   1 YEAR    FUND*
         ADVISER CLASS SHARES                                      0.97%     0.87%




      *THE INCEPTION DATE OF ADVISER CLASS SHARES IS MARCH 28, 2003.

      On November 21, 2005, the Galaxy Institutional Government Money Market Fund (the "Predecessor Fund") was reorganized into the Fund. For periods prior to November 21, 2005, the performance of the Fund's Adviser Class Shares represents the performance of the Predecessor Fund's Preferred Class Shares.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER THAT FEES YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Adviser Class Shares can be found in the section ADDITIONAL
                   HYPOTHETICAL FEES AND EXPENSE INFORMATION preceding TERMS USED IN THIS
                   PROSPECTUS.

         SHAREHOLDER FEES                                            Adviser Class
         (Fees paid directly from your investment)                      Shares
         Maximum sales charge (load) imposed on purchases                 N/A



         Maximum deferred sales charge (load)                             N/A



         ANNUAL FUND OPERATING EXPENSES
         (Expenses that are deducted from the Fund's assets)



         Management fees(1)                                              0.27%



         Shareholder servicing fees                                      0.25%



                                                                         0.05%
         Other expenses(2)                                                --------



         Total annual Fund operating expenses                            0.57%



                                                                        (0.12)%
         Fee waivers and/or reimbursements                                --------



                                                                         0.45%
         Total net expenses(3)                                            ========

      (1)The Fund pays an investment advisory fee of 0.20% and an administration fee of 0.07%.

      (2)Other expenses are based on estimated amounts for the current fiscal year.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until November 18, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after November 18, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Adviser Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire November 18, 2006 and are not reflected in the 3, 5, and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         ADVISER CLASS SHARES                    $46      $171      $306       $702

COLUMBIA PRIME RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 17.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve the principal value of a shareholder's investment and to maintain a high degree of liquidity while providing current income.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund invests primarily in high quality short-term debt obligations of U.S.
                   and foreign issuers, including, but not limited to, commercial paper, asset-backed commercial paper, notes and bonds issued by U.S. and foreign corporations, obligations issued by the U.S. Treasury and by U.S. government agencies, authorities, instrumentalities or sponsored enterprises or by foreign governments and their political subdivisions and instrumentalities, taxable and tax-exempt municipal securities, obligations issued by U.S. and foreign banks, such as certificates of deposit and time deposits, and repurchase agreements backed by such securities.

The Fund may invest more than 25% of its total assets in money market instruments issued by U.S. and foreign banks and in U.S. government obligations, including U.S. Treasury obligations.

U.S. Treasury obligations are backed by the full faith and credit of the U.S. government. Obligations of certain U.S. government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (a) the full faith and credit of the U.S. Treasury (such as obligations of the Government National Mortgage Association), (b) the right of the issuer to borrow from the U.S. Treasury (such as obligations of the Export-Import Bank of the United States), (c) the discretionary authority of the U.S. government to purchase certain obligations of the issuer (such as obligations of the Federal National Mortgage Association), or (d) only the credit of the issuer (such as obligations of the Federal Home Loan Mortgage Corporation).

The Fund will only buy a security if it has one of the two highest short-term ratings from at least two nationally recognized statistical rating organizations, or one such rating if only one organization has rated the security. If the security is not rated, it must be determined by the Adviser to be of comparable credit quality.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------







 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH GRAPHIC)   PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
                       Columbia Prime Reserves has the following risks:

    While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

      - INTEREST RATE RISK -- The yield paid by the Fund will vary with changes in short-term interest rates.

      - CREDIT RISK -- Although credit risk is very low because the Fund only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline. With respect to municipal securities, the ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid.

      - U.S. GOVERNMENT OBLIGATIONS -- Obligations of U.S. government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. government would provide financial support to any of these entities if it is not obligated to do so by law.

      - REPURCHASE AGREEMENTS -- Repurchase agreements, while backed by collateral, carry some risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.

      - FOREIGN INVESTMENTS -- Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, incomplete financial information about the issuers of securities, and political or economic instability. Foreign securities may be more volatile and less liquid than U.S. securities.

      - SHARE PRICE -- There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.

      - SELECTION OF INVESTMENTS -- The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.353.0828 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.345.6611 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

--------------------------------------------------------------------------------


(BAR CHART GRAPHIC)    A LOOK AT THE FUND'S PERFORMANCE
                       The following bar chart and table show you how the Fund
                       has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S PAST PERFORMANCE
                       IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*




      The bar chart shows you how the performance of the Fund's Adviser Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               2002     2003     2004
               ----     ----     ----
               1.38%    0.83%    1.02%



              *Year-to-date return as of June 30, 2005: 1.17%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 4TH QUARTER 2004:                   0.39%
         WORST: 2ND QUARTER 2004:                  0.18%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                                            LIFE OF
                                                                   1 YEAR    FUND*
         ADVISER CLASS SHARES                                      1.02%     1.56%




      *THE INCEPTION DATE OF ADVISER CLASS SHARES IS MARCH 1, 2001.

      On November 23, 2005, the Galaxy Institutional Money Market Fund (the "Predecessor Fund") was reorganized into the Fund. For periods prior to November 23, 2005, the performance of the Fund's Adviser Class Shares represents the performance of the Predecessor Fund's Preferred Class Shares.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Adviser Class Shares can be found in the section ADDITIONAL
                   HYPOTHETICAL FEES AND EXPENSE INFORMATION preceding TERMS USED IN THIS
                   PROSPECTUS.

         SHAREHOLDER FEES                                            Adviser Class
         (Fees paid directly from your investment)                      Shares
         Maximum sales charge (load) imposed on purchases                 N/A



         Maximum deferred sales charge (load)                             N/A



         ANNUAL FUND OPERATING EXPENSES
         (Expenses that are deducted from the Fund's assets)



         Management fees(1)                                              0.27%



         Shareholder servicing fees                                      0.25%



                                                                         0.01%
         Other expenses(2)                                                --------



         Total annual Fund operating expenses                            0.53%



                                                                        (0.12)%
         Fee waivers and/or reimbursements                                --------



                                                                         0.41%
         Total net expenses(3)                                            ========

      (1)The Fund pays an investment advisory fee of 0.20% and an administration fee of 0.07%.

      (2)Other expenses are based on estimated amounts for the current fiscal year.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until November 23, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after November 23, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Adviser Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire November 23, 2006 and are not reflected in the 3, 5, and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         ADVISER CLASS SHARES                    $42      $158      $284       $653

Other important information
(LINE GRAPH GRAPHIC)

You'll find specific information about each Fund's investment objective, principal investment strategies and risks in the descriptions starting on page
4. The following are some other risks and information you should consider before you invest:

      - SPECIAL RULES FOR MONEY MARKET FUNDS -- Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Funds, like all money market funds:

        - may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less

        - must maintain an average dollar-weighted maturity of 90 days or less

        - may normally invest no more than 5% of their total assets in securities of the same issuer, other than U.S. government securities; however, they may invest up to 25% of their total assets in first-tier securities of a single issuer for up to three business days

        - may generally only invest in U.S. dollar denominated instruments that are determined to have minimal credit risk and are first-tier securities.

      - CHANGING INVESTMENT OBJECTIVES AND POLICIES -- The investment objective and certain investment policies of any Fund can be changed without shareholder approval. The 80% Policy of certain Funds may be changed without shareholder approval by giving the shareholder at least 60 days notice. The 80% Policy of certain other Funds and other investment policies of any Fund may be changed only with shareholder approval.

      - CHANGING TO A FEEDER FUND -- Unlike traditional mutual funds, which invest in individual securities, a "feeder fund" invests all of its assets in another fund, called a "master portfolio." Other feeder funds generally also invest in a master portfolio. The master portfolio invests in individual securities and has the same investment objective, investment strategies and principal risks as the feeder funds. This structure can help reduce a feeder fund's expenses because its assets are combined with those of other feeder funds. If a master portfolio doesn't attract other feeder funds, however, a feeder fund's expenses could be higher than those of a traditional mutual fund.

        Each Fund may become a feeder fund if the Board decides this would be in the best interest of shareholders. We don't require shareholder approval to make the change, but we'll notify you if it happens. If a Fund becomes a feeder fund, it will have the additional risks of investing in a master portfolio.

      - INVESTING DEFENSIVELY -- A Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. A Fund may not achieve its investment objective while it is investing defensively. Any cash a Fund holds for defensive or other reasons may not earn income.

      - BANK OF AMERICA AND ITS AFFILIATES -- Bank of America and its affiliates currently provide services to some or all of the Funds, including investment advisory, distribution, administration, shareholder servicing, sub-transfer agency and brokerage services, and are paid for providing these services. Bank of America and its affiliates also may, at times, provide other services and be compensated for them, including transfer agency, interfund lending and securities lending services, or make loans to the Funds. Finally, Bank of America or its affiliates may serve as counterparties in transactions with Columbia Funds where permitted by law or regulation, and may receive compensation in that capacity.

      - PORTFOLIO SECURITIES DISCLOSURE -- A description of Columbia Funds' policies and procedures with respect to the disclosure of portfolio securities is available in the Funds' SAI and on the Columbia Funds' website at www.columbiafunds.com under Fund Portfolio Data. In addition, a complete list of each Fund's portfolio holdings for each calendar month will be available upon request 5 business days following each month-end.

      - HOUSEHOLDING -- In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of a Fund's prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at 1.800.345.6611 or if your shares are held through a financial institution please contact them directly. We will begin sending your individual copies with the next scheduled mailing.

      - PORTFOLIO TRANSACTION COSTS -- Each Fund may incur significant transaction costs that are in addition to the total annual Fund operating expenses disclosed in the fee tables. These transaction costs are made up of all the costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of a Fund's transactions costs are not.

      - MUNICIPAL SECURITIES -- State and local governments issue municipal securities to raise money to finance public works, to repay outstanding obligations, to raise funds for general operating expenses and to make loans to other public institutions. Some municipal securities, known as private activity bonds, are issued to finance projects for private companies. Municipal securities, which can be issued as bonds, notes or commercial paper, usually have fixed interest rates, although some have interest rates that change from time to time. There are several types of municipal securities. General obligation securities are secured by the issuer's full faith, credit and taxing power. Revenue securities are usually payable only from revenues derived from specific facilities or revenue sources. Private activity bonds are usually revenue securities since they are typically payable by the private user of the facilities financed by the bonds.

      - REPURCHASE AGREEMENTS -- Repurchase agreements are transactions in which a fund buys securities from a seller (usually a bank or broker-dealer) who agrees to buy them back from the fund on a certain date and at a certain price.

      - OTHER TYPES OF INVESTMENTS -- This prospectus describes each Fund's main investment strategies and the particular types of securities in which each Fund mainly invests. Each Fund may, from time to time, pursue other investment strategies and make other types of investments in support of its overall investment goal. These supplemental investment strategies, which are not considered to be main investment strategies of the Funds -- and the risks involved -- are described in detail in the SAI, which is referred to on the back cover of this prospectus.

How the Funds are managed

(PEOPLE GRAPHIC)

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
ADVISORS, LLC

100 FEDERAL STREET
BOSTON, MA 02110

COLUMBIA MANAGEMENT GROUP (COLUMBIA MANAGEMENT) IS THE PRIMARY INVESTMENT MANAGEMENT DIVISION OF BANK OF AMERICA CORPORATION. THE ADVISER, COLUMBIA MANAGEMENT ADVISORS, LLC AND COLUMBIA WANGER ASSET MANAGEMENT, L.P. ARE COLUMBIA MANAGEMENT ENTITIES THAT FURNISH INVESTMENT MANAGEMENT SERVICES AND ADVISE INSTITUTIONAL AND MUTUAL FUND PORTFOLIOS.

--------------------------------------------------------------------------------


INVESTMENT ADVISER

The Adviser is the investment adviser to over 70 mutual fund portfolios in the Columbia Funds Family, including the Money Market Funds described in this prospectus.

The Adviser is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes, including equity and fixed income securities, and money market instruments.

Currently managing more than $185 billion, the Adviser acts as investment manager for individuals, corporations, private investment companies and financial institutions.

Columbia Funds pays the Adviser an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly.

A discussion regarding the basis for the Board of Trustees approving the investment advisory agreement with the Adviser is available in the Funds' annual report to shareholders for the fiscal year ended October 31.

The Adviser has agreed to waive fees and/or reimburse expenses until November 18, 2006 for Columbia Government Plus Reserves and November 23, 2006 for Columbia Prime Reserves. You'll find a discussion of any waiver and/or reimbursement in the Fund descriptions. There is no assurance that the Adviser will continue to waive and/or reimburse any fees and/or expenses after this date.

The following chart shows the maximum advisory fees the Adviser can receive:

ANNUAL INVESTMENT ADVISORY FEE, AS A % OF AVERAGE DAILY NET ASSETS


                                                                MAXIMUM
                                                                ADVISORY
                                                                  FEE
  COLUMBIA GOVERNMENT PLUS RESERVES                              0.20%



  COLUMBIA PRIME RESERVES                                        0.20%

INVESTMENT SUB-ADVISER

Columbia Funds and the Adviser may engage one or more investment sub-advisers for each Fund to make day-to-day investment decisions for the Fund. The Adviser retains ultimate responsibility (subject to Board oversight) for overseeing the sub-advisers and evaluates the Funds' needs and available sub-advisers' skills and abilities on an ongoing basis. Based on its evaluations, the Adviser may at times recommend to the Board that a Fund:

  - change, add or terminate one or more sub-advisers;

  - continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or

  - materially change a sub-advisory agreement with a sub-adviser.

A discussion regarding the basis for the Board of Trustees approving the investment sub-advisory agreement with each sub-adviser is available in the Funds' annual report to shareholders for the fiscal year ended October 31.

Applicable law requires a Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders' best interests. The Adviser and the Funds have applied for relief from the SEC to permit the Funds to act on many of the Adviser's recommendations with approval only by the Board and not by Fund shareholders. The Adviser or a Fund would inform the Fund's shareholders of any actions taken in reliance on this relief. Until the Adviser and the Funds obtain the relief, each Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
DISTRIBUTORS, INC.

ONE FINANCIAL CENTER
BOSTON, MA 02111-2621

COLUMBIA MANAGEMENT
ADVISORS, LLC

100 FEDERAL STREET
BOSTON, MA 02110

COLUMBIA MANAGEMENT
SERVICES, INC.

P.O. BOX 8081
BOSTON, MA 02266-8081

--------------------------------------------------------------------------------


OTHER SERVICE PROVIDERS

The Funds are distributed by Columbia Management Distributors, Inc. (Distributor), a registered broker/dealer. The Distributor may pay shareholder servicing fees and/or other compensation to companies for providing services to investors.

Columbia Management Advisers, LLC is the administrator of the Funds, and is responsible for overseeing the administrative operations of the Funds. The Funds pay Columbia Management Advisers, LLC a fee of 0.07% for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Funds, and is paid monthly.

Columbia Management Services, Inc., also known as Columbia Funds Services (Transfer Agent), is the transfer agent for the Funds' shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

ABOUT YOUR INVESTMENT
--------------------------------------------------------------------------------

Buying, selling and exchanging shares

(DOLLAR SIGN GRAPHIC)

--------------------------------------------------------------------------------

WHEN YOU SELL SHARES OF A MUTUAL FUND, THE FUND IS EFFECTIVELY "BUYING" THEM BACK FROM YOU. THIS IS CALLED A REDEMPTION.

--------------------------------------------------------------------------------


This prospectus offers Adviser Class Shares of the Funds. Here are some general rules about this class of shares:

  - Adviser Class Shares are available on a direct basis or through certain financial institutions and intermediaries for their own accounts, and for certain client accounts for which they may provide automated cash management or other similar services (Cash Management Services). This share class may be used in connection with specific Cash Management Services programs, including programs designed for certain sweep account customers of Bank of America. This class of shares may be offered by:

     - Bank of America and certain of its affiliates

     - certain other financial institutions and intermediaries.

  - The minimum initial investment is $5,000,000 for Columbia Prime Reserves and $100,000 for Columbia Government Plus Reserves. Financial institutions or intermediaries can total the investments they make on behalf of their clients to meet the minimum initial investment amount. Client accounts for which the financial institution or intermediary no longer acts as fiduciary, agent or custodian may no longer be eligible to purchase or hold Adviser Class Shares.

  - There is no minimum for additional investments.

  - There are no sales charges for buying, selling or exchanging these shares.

  - Please contact your investment professional for more information about the availability of this share class.

You'll find more information about buying, selling and exchanging Adviser Class Shares on the pages that follow. You should also ask your financial institution or intermediary about its limits, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related services and programs.

Investors that purchase shares through financial institutions in connection with Cash Management Services programs may incur account-level fees in addition to the fees disclosed in this prospectus. These investors should review their Cash Management Services program disclosure documents for information regarding additional fees.

The Funds also offer other classes of shares, with different features and expense levels, which you may be eligible to buy. If you have questions about buying, selling or exchanging, or you need help placing an order, please call us at 1.800.353.0828 if you're an institutional investor, or 1.800.345.6611 if you're an individual investor. You can also contact your investment professional.

Federal law requires the Funds to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Funds may need to delay the date of your purchase or may be unable to open your account which may result in a return of your investment monies. In addition, if the Funds are unable to verify your identity after your account is open, the Funds reserve the right to close your account or take other steps as deemed reasonable. The Funds shall not be held liable for any loss resulting from any purchase delay, application rejection, or account closure due to a failure to provide proper identifying information.

--------------------------------------------------------------------------------

A BUSINESS DAY IS ANY DAY THAT THE FEDERAL RESERVE BANK OF NEW YORK AND THE NEW YORK STOCK EXCHANGE (NYSE) ARE OPEN. THE MONEY MARKET FUNDS RESERVE THE RIGHT TO CLOSE EARLY ON BUSINESS DAYS PRECEDING OR FOLLOWING NATIONAL HOLIDAYS, IF THE PRIMARY GOVERNMENT SECURITIES DEALERS HAVE CLOSED EARLY AND/OR IF THE BOND MARKET ASSOCIATION RECOMMENDS THAT THE SECURITIES MARKETS CLOSE EARLY.

IN ADDITION TO WEEKENDS, EITHER THE FEDERAL RESERVE BANK OF NEW YORK OR THE NYSE IS CLOSED ON THE FOLLOWING NATIONAL HOLIDAYS: NEW YEAR'S DAY, MARTIN LUTHER KING, JR. DAY, PRESIDENTS' DAY, GOOD FRIDAY, MEMORIAL DAY, INDEPENDENCE DAY, LABOR DAY, COLUMBUS DAY, VETERANS DAY, THANKSGIVING DAY AND CHRISTMAS DAY.

--------------------------------------------------------------------------------


HOW SHARES ARE PRICED

All transactions are based on the price of a Fund's shares -- or its net asset value per share. We calculate net asset value per share at 4:00 p.m. Eastern each business day (unless the Fund closes early):

  - 9:45 a.m., 11:00 a.m., 2:30 p.m. and 4:00 p.m. Eastern time each business day for each share class of Columbia Government Plus Columbia Treasury Reserves

  - 9:45 a.m., 11:00 a.m. and 1:00 p.m. Eastern time each business day for each share class of Columbia Prime Reserves

First, we calculate the net asset value for each class of a Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.

Although we try to maintain a net asset value per share of $1.00 for the Funds, we can't guarantee that we will be able to do so.

VALUING SECURITIES IN A FUND

The value of a Fund's assets is based on the total market value of all of the securities it holds. We use the amortized cost method, which approximates market value, to value the assets in the Money Market Funds.

HOW ORDERS ARE PROCESSED

Orders to buy, sell or exchange shares are processed on business days. Orders to buy, sell or exchange shares may be delivered to the Transfer Agent by phone, in writing, or through the internet. For more information on account and trading restrictions and special sign-up procedures for internet transactions, please call us at 800-353-0828 for institutional investors or 800-345-6611 for individual investors. The Transfer Agent has procedures in place to authenticate electronic instructions. You will be asked to accept the terms of an online agreement(s) and utilize a password for internet services. Orders received in good order by the Fund, Distributor, Transfer Agent or their agents by the following times on a business day (unless the Fund closes early) will be as follows:

  - If your order for Columbia Government Plus Reserves is received in good form by the Transfer Agent by 4:00 p.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you'll receive that day's dividends). If your order is received in good form by the Transfer Agent after 4:00 p.m. Eastern time, you will receive the next net asset value per share determined on the following business day (and in the case of purchases you'll begin receiving dividends the next day).

  - If your order for Columbia Prime Reserves is received in good form by the Transfer Agent by 1:00 p.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you'll receive that day's dividends). If your order is received in good form by the Transfer Agent after 1:00 p.m. you will receive the next net asset value per share determined on the following business day (and in the case of purchases you'll begin receiving dividends the next day).

Investors are encouraged to place orders to sell as early in the day as possible. Orders received after these times will receive the next business day's net asset value per share. The business day that applies to an order is also called the trade date. We may refuse any order to buy or exchange shares. If this happens, we'll return any money we've received.

TELEPHONE ORDERS
You can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of our account application and send it to us.

Here's how telephone orders work:

  - If you sign up for telephone orders after you open your account, you must have your signature Medallion Guaranteed.

  - Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order.

  - We'll take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. If we and our service providers don't take these steps, we may be liable for any losses from unauthorized or fraudulent instructions.

  - Telephone orders may be difficult to complete during periods of significant economic or market change.

--------------------------------------------------------------------------------

THE NET ASSET VALUE PER SHARE IS THE PRICE OF A SHARE CALCULATED BY A FUND EVERY BUSINESS DAY.

--------------------------------------------------------------------------------



(DOLLAR SIGN       BUYING SHARES
  GRAPHIC)

      Here are some general rules for buying shares:

        - You buy Adviser Class Shares at net asset value per share.

        - We must receive payment by the close of the Federal Reserve wire transfer system (typically 6 p.m. Eastern time) on the business day the Fund, Distributor, Transfer Agent or their agents receive the order (unless the Fund closes early).

          If we receive payment after this time, we'll refuse the order. We'll return any payment received for orders that we refuse. We can change this time under certain circumstances, for example, when there's more wiring activity than normal.

        - Financial institutions and intermediaries are responsible for sending orders to us and for ensuring that we receive your money on time.

        - Shares purchased are recorded on the books of the Fund. We don't issue certificates.

--------------------------------------------------------------------------------

"GOOD FORM" MEANS THAT THE MONEY USED TO PURCHASE YOUR SHARES IS FULLY COLLECTED. WHEN SELLING SHARES BY LETTER OF INSTRUCTION, "GOOD FORM" ALSO MEANS
(I) YOUR LETTER HAS COMPLETE INSTRUCTIONS, THE PROPER SIGNATURES AND MEDALLION SIGNATURE GUARANTEES IF NECESSARY AND (II) ANY OTHER REQUIRED DOCUMENTS ARE ATTACHED. SIGNATURES MUST BE GUARANTEED BY EITHER A BANK, A MEMBER FIRM OF A NATIONAL STOCK EXCHANGE OR ANOTHER ELIGIBLE GUARANTOR THAT PARTICIPATES IN THE MEDALLION SIGNATURE GUARANTEE PROGRAM FOR REDEMPTIONS OVER $100,000, ALTERNATE PAYEE OR MAILING INSTRUCTIONS. FOR ADDITIONAL DOCUMENTS REQUIRED FOR SALES BY CORPORATIONS, AGENTS FIDUCIARIES, SURVIVING JOINT OWNERS AND OTHER LEGAL ENTITIES PLEASE CALL 1.800.353.0828 (INSTITUTIONAL INVESTORS) OR 1.800.345.6611 (INDIVIDUAL INVESTORS). NO INTEREST WILL BE PAID ON UNCASHED REDEMPTION CHECKS.







 FOR MORE INFORMATION ABOUT TELEPHONE ORDERS, SEE HOW ORDERS ARE PROCESSED.

--------------------------------------------------------------------------------



(DOLLAR SIGN       SELLING SHARES
  GRAPHIC)

      Here are some general rules for selling shares:

        - We normally send the sale proceeds by Fedwire as soon as practicable following the value determination time applicable to your order. For more information please refer to How orders are processed or contact the Transfer Agent.

        - You can sell up to $100,000 of shares by telephone to the address of record or via ACH to your bank in a 30-day period if you qualify for telephone orders. Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request.

        - If you paid for shares with a check that wasn't certified, we'll hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.

        - Financial institutions and intermediaries are responsible for sending orders to us and for depositing the sale proceeds to your account on time.

        - If you hold any shares in certificate form, you must sign the certificates (or send a signed stock power with them) and send them to the Transfer Agent. Your signature must be Medallion Guaranteed unless you've made other arrangements with us. We may ask for other information we need to prove that the order is properly authorized.

        - Under certain circumstances allowed under the 1940 Act, we can pay you in securities or other property when you sell your shares.

        - We can delay payment of the sale proceeds of Columbia Government Plus Reserves and Columbia Prime Reserves for one day, or longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Banks or under the extraordinary circumstances described in
          Section 22(e) of the 1940 Act. Generally, those extraordinary circumstances are when: (i) the NYSE is closed or trading is restricted, (ii) an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of the Fund's net assets not reasonably practicable, or (iii) the SEC by order permits the suspension of the right of redemption for the protection of investors.

        - Other restrictions may apply to retirement plan accounts. For more information about these restrictions, please contact your retirement plan administrator.

      We may sell your shares:

        - if the value of your account falls below $1,000 (other than as a result of depreciation in share value), or your account may be subject to an annual fee of $10. The Transfer Agent will send you written notification of such action and provide details on how you can add money to your account to avoid this penalty

        - if a financial institution or intermediary tells us to sell your shares under arrangements made with you

        - under certain other circumstances allowed under the 1940 Act

--------------------------------------------------------------------------------

YOU SHOULD MAKE SURE YOU UNDERSTAND THE INVESTMENT OBJECTIVE AND POLICIES OF THE FUND YOU'RE EXCHANGING INTO. PLEASE READ ITS PROSPECTUS CAREFULLY.

--------------------------------------------------------------------------------



(ARROW GRAPHIC)    EXCHANGING SHARES

      You can generally sell shares of a Fund to buy shares of another Fund distributed by the Distributor. This is called an exchange. You might want to do this if your investment goals or tolerance for risk change.

      Here's how exchanges work:

        - You can generally exchange Adviser Class Shares of a Fund for Adviser Class Shares of any other Fund distributed by the Distributor. Some exceptions apply.

        - The rules for buying shares of a Fund, including any minimum investment requirements, apply to exchanges into that Fund.

        - You may only make exchanges into a Fund that is legally sold in your state of residence.

        - You generally may only make an exchange into a Fund that is accepting investments.

        - A sales charge may apply when exchanging from a Money Market Fund to a Fund with a front-end sales charge.

        - We may limit the number of exchanges you can make within a specified period of time.

        - We may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

        - You cannot exchange any shares you own in certificate form until Transfer Agent has received the certificate and deposited the shares to your account.

How selling and servicing agents are paid
(PERCENT GRAPHIC)

--------------------------------------------------------------------------------

THE SERVICING AGENT MAY CHARGE OTHER FEES FOR SERVICES PROVIDED TO YOUR ACCOUNT.

--------------------------------------------------------------------------------


Selling and servicing agents usually receive compensation based on your investment in the Funds. The kind and amount of the compensation depends on the share class in which you invest. Selling agents typically pay a portion of the compensation they receive to their investment professionals.

SHAREHOLDER SERVICING FEES

Servicing agents are compensated for providing services to investors under a shareholder servicing plan.

Servicing agents may receive a maximum annual shareholder servicing fee of 0.25% of the average daily net assets of Adviser Class Shares of the Funds.

Fees are calculated daily and paid monthly. Because these fees are paid out of the Funds' assets on an ongoing basis, over time they will increase the cost of your investment, and may cost you more than any sales charges you may pay.

The Funds pay these fees to eligible servicing agents for as long as the plan continues. We may reduce or discontinue payments at any time.

OTHER COMPENSATION

Servicing agents may also receive:

  - a bonus, incentive or other compensation relating to the sale, promotion and marketing of the Funds

  - non-cash compensation like trips to sales seminars, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise

Any such compensation, which is paid by the Adviser or Distributor and not by the Funds, is discretionary and may be available only to selected selling and servicing agents. For example, the Distributor sometimes sponsors promotions involving Banc of America Investment Services, Inc., an affiliate of the Adviser and Distributor, and certain other selling or servicing agents. Selected selling or servicing agents also may receive compensation for opening or servicing a minimum number of accounts.

The Adviser and Distributor may pay significant amounts from their own assets to selling or servicing agents of the Funds for distribution-related activities or other services they provide. These amounts, which are in addition to any sales charges, distribution (12b-1) and shareholder servicing fees paid by the Funds, may be fixed dollar amounts or a percentage of sales or both, and may be up-front or ongoing payments or both. Agents may agree to provide a variety of marketing related services or access-advantages to the Funds, including, for example, presenting Funds on "preferred" or "select" lists, in return for the payments. Selling or servicing agents, in turn, may pay some or all of these amounts to their employees who recommend or sell Fund shares or allocate or invest client assets among different investment options.

In addition, the Adviser and Distributor may pay significant amounts from their own assets for services provided and costs incurred by third parties of a type that would typically be provided or incurred directly by the Columbia Funds' transfer agent. The Columbia Funds also may pay significant amounts to third party intermediaries, including selling and servicing agents, for providing these types of services or incurring these types of costs.

These and other payments, and the difference between payments made with respect to the Funds and those made with respect to other mutual funds available through the agent, may give rise to conflicts of interest between the agent and its clients. You should be aware of these potential conflicts of interest and discuss these matters with your selling or servicing agent.

Distributions and taxes
(TAXES GRAPHIC)

--------------------------------------------------------------------------------

THE POWER OF COMPOUNDING

REINVESTING YOUR DISTRIBUTIONS BUYS YOU MORE SHARES OF A FUND -- WHICH LETS YOU TAKE ADVANTAGE OF THE POTENTIAL FOR COMPOUND GROWTH.

PUTTING THE MONEY YOU EARN BACK INTO YOUR INVESTMENT MEANS IT, IN TURN, MAY EARN EVEN MORE MONEY. OVER TIME, THE POWER OF COMPOUNDING HAS THE POTENTIAL TO SIGNIFICANTLY INCREASE THE VALUE OF YOUR INVESTMENT. THERE IS NO ASSURANCE, HOWEVER, THAT YOU'LL EARN MORE MONEY IF YOU REINVEST YOUR DISTRIBUTIONS.

--------------------------------------------------------------------------------

ABOUT DISTRIBUTIONS

A mutual fund can make money two ways:

  - It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.

  - A fund can also have capital gain if the value of its investments increases. If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.

A mutual fund is not subject to federal income tax as long as it distributes all of its net investment income and net realized capital gain to its shareholders. The Funds intend to pay out a sufficient amount of their income and capital gain to their shareholders so the Funds won't have to pay any federal income tax. When a Fund makes this kind of a payment, it's split among all shares and is called a distribution.

Although the Funds do not expect to realize any capital gain, any capital gain realized by a Fund will be distributed at least once a year. The Funds declare distributions of net investment income each business day, and pay them on the first business day of each month. Normally, each Fund will declare and pay distributions of net investment income as indicated above. The Funds may, however, declare and pay distributions of net investment income more frequently.

Any distribution you receive is paid based on the number of shares you hold on the record date, which is usually the day the distribution is declared (daily distribution Funds) or the day before the distribution is declared (all other Funds). Shares are eligible to receive net investment income distributions from the settlement date (daily distribution Funds), trade date (all other Funds) or realized capital gain from the trade date of the purchase up to and including the day before the shares are sold.

Different share classes of a Fund usually pay different net investment income distribution amounts, because each class has different expenses.

We'll automatically reinvest distributions in additional shares of the same Fund unless you tell us you want to receive your distributions in cash. You can do this by writing to us at the address on the back cover, or by calling us at
1.800.353.0828 if you're an institutional investor, or 1.800.345.6611 if you're an individual investor. Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

--------------------------------------------------------------------------------

THIS INFORMATION IS A SUMMARY OF HOW FEDERAL INCOME TAXES MAY AFFECT YOUR INVESTMENT IN THE FUNDS. IT DOES NOT APPLY TO FOREIGN OR TAX-EXEMPT INVESTORS OR THOSE HOLDING FUND SHARES THROUGH A TAX-ADVANTAGED ACCOUNT, SUCH AS A 401(K) PLAN OR IRA. THIS INFORMATION IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING. YOU SHOULD CONSULT WITH YOUR OWN TAX ADVISER ABOUT YOUR SITUATION, INCLUDING ANY FOREIGN, STATE AND LOCAL TAXES THAT MAY APPLY.




 FOR MORE INFORMATION ABOUT TAXES, PLEASE SEE THE SAI.

--------------------------------------------------------------------------------


HOW TAXES AFFECT YOUR INVESTMENT

Distributions of a Fund's ordinary income and any net short-term capital gain, if any, generally are taxable to you as ordinary income. Although the Funds do not expect to realize any capital gain, any distributions of realized net long-term capital gain, if any, generally are taxable to you as long-term capital gain.

In general, corporate shareholders will not be able to deduct any distributions when determining their taxable income. Fund distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund. Following the end of each year, we'll send you a notice that tells you how much you've received in distributions during the year and their federal tax status. State and local taxes may also apply to distributions.

U.S. GOVERNMENT OBLIGATIONS

If you invest in U.S. government obligations directly, interest on those obligations is free from state and local individual income taxes. Distributions you receive that come from interest a Fund earns from U.S. government obligations may not be exempt from these taxes. Please consult with your tax adviser.

WITHHOLDING TAX

We're required by federal law to withhold tax on any distributions and redemption proceeds paid to you (including amounts paid in securities redemptions and exchanges) if:

  - you haven't given us a correct Taxpayer Identification Number (TIN), usually your social security or employer identification number, and haven't certified that the TIN is correct and withholding doesn't apply

  - the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records

  - the IRS informs us that you are otherwise subject to backup withholding

The IRS may also impose penalties against you if you don't give us a correct
TIN.

Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.

TAXATION OF REDEMPTIONS AND EXCHANGES

As long as a Fund continually maintains a $1.00 net asset value per share, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your shares of the Fund.

Legal matters

On February 9, 2005, Banc of America Capital Management, LLC ("BACAP" (now, the Advisor)) and BACAP Distributors, LLC (which has subsequently merged into the Distributor) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the SEC (the "SEC Order"). A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website. Under the terms of the NYAG Settlement and SEC Order, BACAP and BACAP Distributors, LLC have agreed, among other things, to pay disgorgement and civil money penalties, to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices, to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures and to reduce management fees for five years. BACAP and BACAP Distributors, LLC are currently in the process of implementing the various terms of the NYAG Settlement and SEC Order.

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Columbia Funds Series Trust (formerly known as Nations Funds Trust), its Board of Trustees, Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors, LLC (collectively "BAC"). On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia Funds Series Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds Series Trust against BAC and others that asserts claims under the federal securities laws and state common law. Columbia Funds Series Trust is a nominal defendant in this action. The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

Separately, a putative class action (Reinke v. Bank of America N.A., et al.) was filed against Nations Funds Trust and others on December 6, 2004 in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. Nations Funds Trust has filed a "motion to dismiss" that is pending. Discovery has recently been initiated. At the present time, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

Financial highlights
(DOLLAR SIGN GRAPHIC)

The financial highlights table is designed to help you understand how the Funds have performed for the past five years. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned, assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP for the year ended October 31, 2004. The information for the periods ended October 31, 2003 and prior were audited by other independent accountants. The independent registered public accounting firm's report and Columbia Funds financial statements are incorporated by reference into the SAI. Please see the back cover of this prospectus to find out how you can get a copy of the SAI.

COLUMBIA GOVERNMENT PLUS RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                   PERIOD ENDED
                                                     04/30/05                       YEAR ENDED
  ADVISER CLASS SHARES                              (UNAUDITED                     10/31/04(1)
  Net asset value, beginning of year                  $1.00                           $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                        0.010                           0.008
  LESS DISTRIBUTIONS:
  Dividends from net investment income               (0.010)                         (0.008)
  Net asset value, end of year                        $1.00                           $1.00
  TOTAL RETURN(3)                                    0.96%**                          0.82%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000's)                 $14,631                         $13,439
  Ratio of operating expenses to average
    net assets                                        0.45%*                          0.43%
  Ratio of net investment income/(loss)
    to average net assets                             1.96%*                          0.80%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                            0.56%*                          0.56%


                                                    PERIOD ENDED
  ADVISER CLASS SHARES                              10/31/03(2)
  Net asset value, beginning of year                   $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                         0.005
  LESS DISTRIBUTIONS:
  Dividends from net investment income                (0.005)
  Net asset value, end of year                         $1.00
  TOTAL RETURN(3)                                     0.51%**
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000's)                  $57,353
  Ratio of operating expenses to average
    net assets                                         0.43%*
  Ratio of net investment income/(loss)
    to average net assets                              0.79%*
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                             0.56%*

* Annualized.
** Not annualized.
(1) Effective February 28, 2004, Class III Shares were redesignated Preferred Shares.
(2) The Fund began offering Preferred Shares (formerly, Class III Shares) on February 28, 2003.
(3) Had the investment advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

COLUMBIA PRIME RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                             PERIOD ENDED
                                               04/30/05            YEAR ENDED           YEAR ENDED           YEAR ENDED
  ADVISER CLASS SHARES                        (UNAUDITED)          10/31/04(1)           10/31/03             10/31/02
  Net asset value, beginning of period           $1.00                $1.00                $1.00                $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                   0.010                0.009                0.009                0.015
  LESS DISTRIBUTIONS:
  Dividends from net investment income          (0.010)              (0.009)              (0.009)              (0.015)
  Net asset value, end of period                 $1.00                $1.00                $1.00                $1.00
  TOTAL RETURN(3)                               0.99%**               0.87%                0.90%                1.51%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)         $122,404             $159,185             $157,533              $4,748
  Ratio of operating expenses to average
    net assets                                  0.43%*                0.42%                0.39%                0.45%
  Ratio of net investment income/(loss)
    to average net assets                       1.97%*               0.86%%               0.85%%                1.53%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                      0.54%*                0.53%                0.53%                0.54%


                                              PERIOD ENDED
  ADVISER CLASS SHARES                         10/31/01(2)
  Net asset value, beginning of period            $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                    0.024
  LESS DISTRIBUTIONS:
  Dividends from net investment income           (0.024)
  Net asset value, end of period                  $1.00
  TOTAL RETURN(3)                                2.43%**
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)             $52
  Ratio of operating expenses to average
    net assets                                   0.49%*
  Ratio of net investment income/(loss)
    to average net assets                        4.07%*
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                       0.50%*

* Annualized.
** Not annualized.
(1) Effective February 28, 2004, Class III Shares were redesignated Preferred Shares.
(2) The Fund began offering Preferred Shares (formerly, Class III Shares) on March 1, 2001.
(3) Had the investment advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

Additional hypothetical fees and expense information

The supplemental hypothetical investment information that follows provides additional information about the effect of the fees and expenses of each Fund, including investment advisory fees and other Fund costs, on the Funds' returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in the class of the Funds assuming a 5% return each year, the hypothetical year-end balance before fees and expenses and the cumulative return after fees and expenses. The charts also assume that the annual expense ratios stay the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratio used for each Fund, which is the same as that stated in the Annual Fund Operating Expenses tables, is reflected in the charts and is net of any contractual fee waiver or expense reimbursement. Your actual costs may be higher or lower.

COLUMBIA GOVERNMENT PLUS RESERVES -- ADVISER CLASS SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT     ASSUMED RATE OF RETURN
              0.45%                            $10,000.00                             5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-  CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE    AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES       FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00             4.55%            $10,455.00      $ 46.02
       2           10.25%            $11,025.00             9.31%            $10,930.70      $ 48.12
       3           15.76%            $11,576.25            14.28%            $11,428.05      $ 50.31
       4           21.55%            $12,155.06            19.48%            $11,948.03      $ 52.60
       5           27.63%            $12,762.82            24.92%            $12,491.66      $ 54.99
       6           34.01%            $13,400.96            30.60%            $13,060.03      $ 57.49
       7           40.71%            $14,071.00            36.54%            $13,654.26      $ 60.11
       8           47.75%            $14,774.55            42.76%            $14,275.53      $ 62.84
       9           55.13%            $15,513.28            49.25%            $14,925.07      $ 65.70
      10           62.89%            $16,288.95            56.04%            $15,604.16      $ 68.69
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                        $ 5,604.16
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                          $566.87

COLUMBIA PRIME RESERVES -- ADVISER CLASS SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              0.41%                            $10,000.00                              5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-   CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE     AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES        FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00              4.59%            $10,459.00      $ 41.94
       2           10.25%            $11,025.00              9.39%            $10,939.07      $ 43.87
       3           15.76%            $11,576.25             14.41%            $11,441.17      $ 45.88
       4           21.55%            $12,155.06             19.66%            $11,966.32      $ 47.99
       5           27.63%            $12,762.82             25.16%            $12,515.58      $ 50.19
       6           34.01%            $13,400.96             30.90%            $13,090.04      $ 52.49
       7           40.71%            $14,071.00             36.91%            $13,690.87      $ 54.90
       8           47.75%            $14,774.55             43.19%            $14,319.28      $ 57.42
       9           55.13%            $15,513.28             49.77%            $14,976.54      $ 60.06
      10           62.89%            $16,288.95             56.64%            $15,663.96      $ 62.81
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                         $ 5,663.96
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                           $517.54

--------------------------------------------------------------------------------

THIS GLOSSARY INCLUDES EXPLANATIONS OF THE IMPORTANT TERMS THAT MAY BE USED IN THIS PROSPECTUS. SOME OF THE TERMS EXPLAINED MAY APPLY TO COLUMBIA FUNDS NOT INCLUDED IN THIS PROSPECTUS.

--------------------------------------------------------------------------------


Terms used in this prospectus
(BOOK GRAPHIC)

80% POLICY -- Rule 35d-1 under the 1940 Act (the "Names Rule"), requires certain Funds to adopt an investment policy requiring that, under normal circumstances, at least 80% of its assets will be invested in the type of investment suggested by its name. In most cases, the Names Rule gives affected Funds the option to either (i) declare the 80% Policy a fundamental policy, which means it can only be changed by shareholder approval, or (ii) commit to provide notice to shareholders before changing the 80% Policy. In some cases, the Names Rule requires affected Funds to declare their 80% Policy a fundamental policy. The SAI identifies each Fund that has adopted an 80% Policy as a fundamental policy as well as each Fund that has committed to provide notice to shareholders before changing its 80% Policy.

AMORTIZED COST METHOD -- under Rule 2a-7 of the 1940 Act, the method of calculating an investment company's net asset value whereby portfolio securities are valued at the Fund's acquisition cost as adjusted for amortization of premium or accretion of discount rather than at their value based on current market factors.

AVERAGE DOLLAR-WEIGHTED MATURITY -- the average length of time until the debt securities held by a Fund reach maturity. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.

BANK OBLIGATION -- a money market instrument issued by a bank, including certificates of deposit, time deposits and bankers' acceptances.

CAPITAL GAIN OR LOSS -- the difference between the purchase price of a security and its selling price. You realize a capital gain when you sell a security for more than you paid for it. You realize a capital loss when you sell a security for less than you paid for it.

COMMERCIAL PAPER -- a short-term debt security issued by banks, corporations, municipalities and other borrowers.

COMMON STOCK -- a security that represents part equity ownership in a company. Common stock typically allows you to vote at shareholder meetings and to share in the company's profits by receiving dividends.

DEBT SECURITY -- when you invest in a debt security, you are typically lending your money to a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as U.S. Treasury obligations and commercial paper. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

EQUITY SECURITY -- an investment that gives you an equity ownership right in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.

FIRST-TIER SECURITY -- under Rule 2a-7 of the 1940 Act, a debt security that is an eligible investment for money market funds and has received a rating in the highest short-term rating category from a nationally recognized statistical rating organization (NRSRO) or if unrated, is determined by the fund's portfolio management team to be of comparable quality, or is a money market fund issued by a registered investment company, or is a government security.

FIXED INCOME SECURITY -- an intermediate to long-term debt security that matures in more than one year.

GUARANTEED INVESTMENT CONTRACT -- an investment instrument issued by a rated insurance company in return for a payment by an investor.

HIGH QUALITY -- includes municipal securities that are rated in the top two highest short-term debt categories according to an NRSRO such as Standard & Poor's Corporation or Moody's Investors Service, Inc. The portfolio management team may consider an unrated municipal security if it is determined to be of comparable quality, based upon guidelines approved by the Fund's Board. Please see the SAI for more information about credit ratings.

INSTRUMENTALITY -- an instrumentality of the U.S. government is a government agency organized under federal charter with government supervision.

LIQUIDITY -- a measurement of how easily a security can be bought or sold at a price that is close to its market value.

MONEY MARKET INSTRUMENT -- a short-term debt security that is considered to mature in 13 months or less. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and certain municipal securities. For Nations Treasury Reserves and Nations Government Reserves, money market instruments do not include either commercial paper or municipal securities.

MUNICIPAL SECURITY (OBLIGATION) -- a debt security issued by state or local governments or governmental authorities to pay for public projects and services. "General obligations" are typically backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income from these securities is exempt from federal income taxes and is generally exempt from state taxes if you live in the state that issued the security. If you live in the municipality that issued the security, interest income may also be exempt from local taxes.

NON-DIVERSIFIED -- a fund that holds securities of fewer issuers or kinds of issuers than other kinds of funds. Non-diversified funds tend to have greater price swings than more diversified funds because events affecting one or more of its securities may have a disproportionately large effect on the fund.

PARTICIPATION -- a pass-through certificate representing a share in a pool of debt obligations or other instruments.

PASS-THROUGH CERTIFICATE -- securitized mortgages or other debt securities with interest and principal paid by a servicing intermediary shortly after interest payments are received from borrowers.

PRIVATE ACTIVITY BOND -- a municipal security that is used to finance private projects or other projects that aren't qualified for tax purposes. Interest on private activity bonds is generally taxable, unless it is specifically exempted, or may be treated as a tax preference item for federal alternative minimum tax purposes.

REPURCHASE AGREEMENT -- a short-term (often overnight) investment arrangement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return.

REVERSE REPURCHASE AGREEMENT -- a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price.

SECOND-TIER SECURITY -- under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds, but is not a first-tier security.

SETTLEMENT DATE -- the date on which an order is settled either by payment or delivery of securities.

SPECIAL PURPOSE ISSUER -- an entity organized solely to issue asset-backed securities on a pool of assets it owns.

TRADE DATE -- the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

U.S. GOVERNMENT OBLIGATIONS -- a wide range of debt securities that include U.S. Treasury obligations, securities issued or guaranteed by various agencies of the U.S. government, or by various instrumentalities which have been established or sponsored by the U.S. government. Securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. government.

U.S. TREASURY OBLIGATION -- a debt security issued or guaranteed by the U.S. Treasury. U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. government.

COLUMBIA MANAGEMENT(R)


Where to find more information

You'll find more information about Columbia Money Market Funds in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS

The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the independent registered public accounting firm's reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the period covered.

STATEMENT OF ADDITIONAL INFORMATION

The SAI contains additional information about the Funds and their policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.

You can obtain a free copy of these documents, request other information about the Funds and make shareholder inquiries by contacting Columbia Funds:

By telephone:
1.800.353.0828 (Institutional Investors)
1.800.345.6611 (Individual Investors)

By mail:
COLUMBIA FUNDS
C/O COLUMBIA FUNDS SERVICES
P.O. BOX 8081
BOSTON, MA 02266-8081

On the Internet:
WWW.COLUMBIAFUNDS.COM

Information about the Funds can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


SEC file number: 811-09645
Columbia Funds Series Trust

PRO-36/91583-1105

--------------------------------------------------------------------------------
COLUMBIA MANAGEMENT(R)




                                            ------------------------------------

                                            Money Market Funds

                                            Prospectus -- Capital Class Shares

                                            December 30, 2005

                                            ------------------------------------

                                            Columbia Government Plus Reserves
                                            Columbia Prime Reserves


                                            THE SECURITIES AND EXCHANGE
                                            COMMISSION (SEC) HAS NOT APPROVED
                                            OR DISAPPROVED THESE SECURITIES
                                            OR DETERMINED IF THIS PROSPECTUS
                                            IS TRUTHFUL OR COMPLETE.

                                            ANY REPRESENTATION TO THE CONTRARY
                                            IS A CRIMINAL OFFENSE.



--------------------------------------------------------------------------------

                      MAY LOSE VALUE
NOT FDIC-INSURED
                      NO BANK GUARANTEE
--------------------------------------------------------------------------------

AN OVERVIEW OF THE FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TERMS USED IN THIS PROSPECTUS

IN THIS PROSPECTUS, WE, US AND OUR REFER TO THE COLUMBIA FUNDS FAMILY (COLUMBIA FUNDS OR COLUMBIA FUNDS FAMILY). SOME OTHER IMPORTANT TERMS WE'VE USED MAY BE NEW TO YOU. THESE ARE PRINTED IN ITALICS WHERE THEY FIRST APPEAR IN A SECTION AND ARE DESCRIBED IN TERMS USED IN THIS PROSPECTUS.




 YOU'LL FIND TERMS USED IN THIS PROSPECTUS ON PAGE 30.

YOUR INVESTMENT IN THESE FUNDS IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, N.A. (BANK OF AMERICA), THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. YOUR INVESTMENT MAY LOSE MONEY.

AFFILIATES OF BANK OF AMERICA ARE PAID FOR THE SERVICES THEY PROVIDE TO THE
FUNDS.

--------------------------------------------------------------------------------

This booklet, which is called a prospectus, tells you about some Columbia Money Market Funds. Please read it carefully, because it contains information that's designed to help you make informed investment decisions.

This prospectus offers Capital Class Shares of the Funds. This class of shares is designed primarily for eligible institutional and individual investors on a direct basis or through certain financial institutions or intermediaries. Please turn to BUYING, SELLING AND EXCHANGING SHARES for more information about who is eligible to buy this class of shares.

ABOUT THE FUNDS

The Money Market Funds seek to provide income while protecting the principal of your original investment by investing in money market instruments.

Money market instruments include short-term debt securities that are U.S. government issued or guaranteed or have relatively low risk. Your original investment and your return aren't guaranteed, however, and returns will vary as short-term interest rates change. Over time, the return on money market funds may be lower than the return on other kinds of mutual funds or investments.

ARE THESE FUNDS RIGHT FOR YOU?

Not every Fund is right for every investor. When you're choosing a Fund to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.

The Money Market Funds may be suitable for you if:

  - you're looking for a relatively low risk investment with stability of principal

  - you have short-term income needs

They may not be suitable for you if:

  - you're looking for higher returns and are prepared to assume a higher level of investment risk

  - you're more comfortable with bank deposits that are FDIC-insured

You'll find a discussion of each Fund's investment objective, principal investment strategies and principal risks in the Fund descriptions that start on page 4.

FOR MORE INFORMATION

If you have any questions about the Funds, please call us at 1.800.353.0828 if you're an institutional investor, or 1.800.345.6611 if you're an individual investor. You can also contact your investment professional.

You'll find more information about the Funds in the Statement of Additional Information (SAI). The SAI includes more detailed information about each Fund's investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.

WHAT'S INSIDE
--------------------------------------------------------------------------------

About the Funds
(FILE FOLDER GRAPHIC)

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
ADVISORS, LLC

COLUMBIA MANAGEMENT ADVISORS, LLC (THE ADVISER) IS THE INVESTMENT ADVISER TO EACH OF THE FUNDS. THE ADVISER IS RESPONSIBLE FOR THE OVERALL MANAGEMENT AND SUPERVISION OF THE INVESTMENT MANAGEMENT OF EACH FUND.




 YOU'LL FIND MORE ABOUT THE ADVISER STARTING ON PAGE 17.

--------------------------------------------------------------------------------


COLUMBIA GOVERNMENT PLUS RESERVES                                4
------------------------------------------------------------------
COLUMBIA PRIME RESERVES                                          9
------------------------------------------------------------------
OTHER IMPORTANT INFORMATION                                     14
------------------------------------------------------------------
HOW THE FUNDS ARE MANAGED                                       17

About your investment
(DOLLAR SIGN GRAPHIC)

INFORMATION FOR INVESTORS
  Buying, selling and exchanging shares                         19
      How orders are processed                                  20
  Distributions and taxes                                       24
  Legal matters                                                 26
------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                            27
------------------------------------------------------------------
ADDITIONAL HYPOTHETICAL FEES AND EXPENSE INFORMATION            29
------------------------------------------------------------------
TERMS USED IN THIS PROSPECTUS                                   31
------------------------------------------------------------------
WHERE TO FIND MORE INFORMATION                          BACK COVER

COLUMBIA GOVERNMENT PLUS RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 17.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks current income with liquidity and stability of principal.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund invests primarily (under normal circumstances at least 80% of its net assets plus any borrowings for investment purposes) in U.S. government obligations, including U.S. Treasury obligations and obligations of U.S.
                   government agencies, authorities, instrumentalities or sponsored enterprises, and repurchase agreements backed by these obligations.

The Fund may also invest in the obligations of foreign governments and their political subdivisions and instrumentalities.

U.S. Treasury obligations are backed by the full faith and credit of the U.S. government. Obligations of certain U.S. government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (a) the full faith and credit of the U.S. Treasury (such as obligations of the Government National Mortgage Association), (b) the right of the issuer to borrow from the U.S. Treasury (such as obligations of the Export-Import Bank of the United States), (c) the discretionary authority of the U.S. government to purchase certain obligations of the issuer (such as obligations of the Federal National Mortgage Association), or (d) only the credit of the issuer (such as obligations of the Federal Home Loan Mortgage Corporation).

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------






 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia Government Plus Reserves has the following risks:

      - INTEREST RATE RISK -- The yield paid by the Fund will vary with changes in short-term interest rates.

      - CREDIT RISK -- Although U.S. government securities have historically involved little credit risk, if an issuer fails to pay interest or repay principal, the value of your investment could decline.

      - U.S. GOVERNMENT OBLIGATIONS -- Obligations of U.S. government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. government would provide financial support to any of these entities if it is not obligated to do so by law.

      - REPURCHASE AGREEMENTS -- Repurchase agreements, while backed by collateral, carry some risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.

      - FOREIGN INVESTMENTS -- Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, incomplete financial information about the issuers of securities, and political or economic instability. Foreign securities may be more volatile and less liquid than U.S. securities.

      - SHARE PRICE -- There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.

      - SELECTION OF INVESTMENTS -- The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.353.0828 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.345.6611 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Capital Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               1995     1996     1997     1998     1999     2000     2001     2002     2003     2004
               ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
               5.58%    5.06%    5.11%    5.30%    5.00%    6.27%    3.99%    1.53%    1.03%    1.22%



              *Year-to-date return as of June 30, 2005: 1.26%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 4TH QUARTER 2000:                   1.61%
         WORST: 2ND QUARTER 2004:                  0.23%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                         1 YEAR   5 YEARS   10 YEARS
         CAPITAL CLASS SHARES                            1.22%     2.79%     3.99%




      On November 21, 2005, the Galaxy Institutional Government Money Market Fund ("the Predecessor Fund") was reorganized into the Fund. For periods prior to November 21, 2005, the performance of the Fund's Capital Class Shares represents the performance of the Predecessor Fund's Institutional Class.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Capital Class Shares can be found in the section ADDITIONAL
                   HYPOTHETICAL FEES AND EXPENSE INFORMATION preceding TERMS USED IN THIS
                   PROSPECTUS.

         SHAREHOLDER FEES                                            Capital Class
         (Fees paid directly from your investment)                      Shares
         Maximum sales charge (load) imposed on purchases                 N/A



         Maximum deferred sales charge (load)                             N/A



         ANNUAL FUND OPERATING EXPENSES
         (Expenses that are deducted from the Fund's assets)



         Management fees(1)                                              0.27%



         Other expenses(2)                                               0.05%
                                                                          --------



         Total annual Fund operating expenses                            0.32%



         Fee waivers and/or reimbursements                              (0.12)%
                                                                          --------



         Total net expenses(3)                                           0.20%
                                                                          ========

      (1)The Fund pays an investment advisory fee of 0.20% and an administration fee of 0.07%.

      (2)Other expenses are based on estimated amounts for the current fiscal year.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until November 18, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after November 18, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Capital Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire November 18, 2006 and are not reflected in the 3, 5, and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         CAPITAL CLASS SHARES                    $20       $91      $168       $394

COLUMBIA PRIME RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 17.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve the principal value of a shareholder's investment and to maintain a high degree of liquidity while providing current income.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund invests primarily in high quality short-term debt obligations of U.S.
                   and foreign issuers, including, but not limited to, commercial paper, asset-backed commercial paper, notes and bonds issued by U.S. and foreign corporations, obligations issued by the U.S. Treasury and by U.S. government agencies, authorities, instrumentalities or sponsored enterprises or by foreign governments and their political subdivisions and instrumentalities, taxable and tax-exempt municipal securities, obligations issued by U.S. and foreign banks, such as certificates of deposit and time deposits, and repurchase agreements backed by such securities.

The Fund may invest more than 25% of its total assets in money market instruments issued by U.S. and foreign banks and in U.S. government obligations, including U.S. Treasury obligations.

U.S. Treasury obligations are backed by the full faith and credit of the U.S. government. Obligations of certain U.S. government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (a) the full faith and credit of the U.S. Treasury (such as obligations of the Government National Mortgage Association), (b) the right of the issuer to borrow from the U.S. Treasury (such as obligations of the Export-Import Bank of the United States), (c) the discretionary authority of the U.S. government to purchase certain obligations of the issuer (such as obligations of the Federal National Mortgage Association), or (d) only the credit of the issuer (such as obligations of the Federal Home Loan Mortgage Corporation).

The Fund will only buy a security if it has one of the two highest short-term ratings from at least two nationally recognized statistical rating organizations, or one such rating if only one organization has rated the security. If the security is not rated, it must be determined by the Adviser to be of comparable credit quality.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------




 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia Prime Reserves has the following risks:

    While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

      - INTEREST RATE RISK -- The yield paid by the Fund will vary with changes in short-term interest rates.

      - CREDIT RISK -- Although credit risk is very low because the Fund only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline. With respect to municipal securities, the ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid.

      - U.S. GOVERNMENT OBLIGATIONS -- Obligations of U.S. government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. government would provide financial support to any of these entities if it is not obligated to do so by law.

      - REPURCHASE AGREEMENTS -- Repurchase agreements, while backed by collateral, carry some risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.

      - FOREIGN INVESTMENTS -- Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions incomplete financial information about the issuers of securities, and political or economic instability. Foreign securities may be more volatile and less liquid than U.S. securities.

      - SHARE PRICE -- There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.

      - SELECTION OF INVESTMENTS -- The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.353.0828 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.345.6611 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*



      The bar chart shows you how the performance of the Fund's Capital Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               1998     1999     2000     2001     2002     2003     2004
               ----     ----     ----     ----     ----     ----     ----
               5.40%    4.99%    6.25%    3.90%    1.61%    1.09%    1.28%



              *Year-to-date return as of June 30, 2005: 1.29%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 3RD QUARTER 2000:                   1.61%
         WORST: 2ND QUARTER 2004:                  0.24%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                         1 YEAR   5 YEARS   10 YEARS
         CAPITAL CLASS SHARES                            1.28%     2.80%     3.53%




      On November 23, 2005, the Galaxy Institutional Money Market Fund (the "Predecessor Fund") was reorganized into the Fund. For periods prior to November 23, 2005, the performance of the Fund's Capital Class Shares represents the performance of the Predecessor Fund's Institutional Class.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Capital Class Shares can be found in the section ADDITIONAL
                   HYPOTHETICAL FEES AND EXPENSE INFORMATION preceding TERMS USED IN THIS
                   PROSPECTUS.

         SHAREHOLDER FEES                                            Capital Class
         (Fees paid directly from your investment)                      Shares
         Maximum sales charge (load) imposed on purchases                 N/A



         Maximum deferred sales charge (load)                             N/A



         ANNUAL FUND OPERATING EXPENSES
         (Expenses that are deducted from the Fund's assets)



         Management fees(1)                                              0.27%



         Other expenses(2)                                               0.01%
                                                                          --------



         Total annual Fund operating expenses                            0.28%



         Fee waivers and/or reimbursements                              (0.12)%
                                                                          --------



         Total net expenses(3)                                           0.16%
                                                                          ========

      (1)The Fund pays an investment advisory fee of 0.20% and an administration fee of 0.07%.

      (2)Other expenses are based on estimated amounts for the current fiscal year.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until November 23, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after November 23, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Capital Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire November 23, 2006 and are not reflected in the 3, 5, and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         CAPITAL CLASS SHARES                    $16       $78      $145       $344

Other important information
(LINE GRAPH GRAPHIC)

You'll find specific information about each Fund's investment objective, principal investment strategies and risks in the descriptions starting on page
4. The following are some other risks and information you should consider before you invest:

      - SPECIAL RULES FOR MONEY MARKET FUNDS -- Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Funds, like all money market funds:

        - may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less

        - must maintain an average dollar-weighted maturity of 90 days or less

        - may normally invest no more than 5% of their total assets in securities of the same issuer, other than U.S. government securities; however, they may invest up to 25% of their total assets in first-tier securities of a single issuer for up to three business days

        - may generally only invest in U.S. dollar denominated instruments that are determined to have minimal credit risk and are first-tier securities.

      - CHANGING INVESTMENT OBJECTIVES AND POLICIES -- The investment objective and certain investment policies of any Fund can be changed without shareholder approval. The 80% Policy of certain Funds may be changed without shareholder approval by giving the shareholder at least 60 days notice. The 80% Policy of certain other Funds and other investment policies of any Fund may be changed only with shareholder approval.

      - CHANGING TO A FEEDER FUND -- Unlike traditional mutual funds, which invest in individual securities, a "feeder fund" invests all of its assets in another fund, called a "master portfolio." Other feeder funds generally also invest in a master portfolio. The master portfolio invests in individual securities and has the same investment objective, investment strategies and principal risks as the feeder funds. This structure can help reduce a feeder fund's expenses because its assets are combined with those of other feeder funds. If a master portfolio doesn't attract other feeder funds, however, a feeder fund's expenses could be higher than those of a traditional mutual fund.

        Each Fund may become a feeder fund if the Board decides this would be in the best interest of shareholders. We don't require shareholder approval to make the change, but we'll notify you if it happens. If a Fund becomes a feeder fund, it will have the additional risks of investing in a master portfolio.

      - INVESTING DEFENSIVELY -- A Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. A Fund may not achieve its investment objective while it is investing defensively. Any cash a Fund holds for defensive or other reasons may not earn income.

      - BANK OF AMERICA AND ITS AFFILIATES -- Bank of America and its affiliates currently provide services to some or all of the Funds, including investment advisory, distribution, administration, shareholder servicing, sub-transfer agency and brokerage services, and are paid for providing these services. Bank of America and its affiliates also may, at times, provide other services and be compensated for them, including transfer agency, interfund lending and securities lending services, or make loans to the Funds. Finally, Bank of America or its affiliates may serve as counterparties in transactions with Columbia Funds where permitted by law or regulation, and may receive compensation in that capacity.

      - PORTFOLIO SECURITIES DISCLOSURE -- A description of Columbia Funds' policies and procedures with respect to the disclosure of portfolio securities is available in the Funds' SAI and on the Columbia Funds' website at www.columbiafunds.com under Fund Portfolio Data. In addition, a complete list of each Fund's portfolio holdings for each calendar month will be available upon request 5 business days following each month-end.

      - HOUSEHOLDING -- In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of a Fund's prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at 1.800.345.6611 or if your shares are held through a financial institution please contact them directly. We will begin sending your individual copies with the next scheduled mailing.

      - PORTFOLIO TRANSACTION COSTS -- Each Fund may incur significant transaction costs that are in addition to the total annual Fund operating expenses disclosed in the fee tables. These transaction costs are made up of all the costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of a Fund's transactions costs are not.

      - MUNICIPAL SECURITIES -- State and local governments issue municipal securities to raise money to finance public works, to repay outstanding obligations, to raise funds for general operating expenses and to make loans to other public institutions. Some municipal securities, known as private activity bonds, are issued to finance projects for private companies. Municipal securities, which can be issued as bonds, notes or commercial paper, usually have fixed interest rates, although some have interest rates that change from time to time. There are several types of municipal securities. General obligation securities are secured by the issuer's full faith, credit and taxing power. Revenue securities are usually payable only from revenues derived from specific facilities or revenue sources. Private activity bonds are usually revenue securities since they are typically payable by the private user of the facilities financed by the bonds.

      - REPURCHASE AGREEMENTS -- Repurchase agreements are transactions in which a fund buys securities from a seller (usually a bank or broker-dealer) who agrees to buy them back from the fund on a certain date and at a certain price.

      - OTHER TYPES OF INVESTMENTS -- This prospectus describes each Fund's main investment strategies and the particular types of securities in which each Fund mainly invests. Each Fund may, from time to time, pursue other investment strategies and make other types of investments in support of its overall investment goal. These supplemental investment strategies, which are not considered to be main investment strategies of the Funds -- and the risks involved -- are described in detail in the SAI, which is referred to on the back cover of this prospectus.

How the Funds are managed

(PEOPLE GRAPHIC)

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
ADVISORS, LLC

100 FEDERAL STREET
BOSTON, MA 02110

COLUMBIA MANAGEMENT GROUP (COLUMBIA MANAGEMENT) IS THE PRIMARY INVESTMENT MANAGEMENT DIVISION OF BANK OF AMERICA CORPORATION. THE ADVISER, COLUMBIA MANAGEMENT ADVISORS, LLC AND COLUMBIA WANGER ASSET MANAGEMENT, L.P. ARE COLUMBIA MANAGEMENT ENTITIES THAT FURNISH INVESTMENT MANAGEMENT SERVICES AND ADVISE INSTITUTIONAL AND MUTUAL FUND PORTFOLIOS.

--------------------------------------------------------------------------------


INVESTMENT ADVISER

The Adviser is the investment adviser to over 70 mutual fund portfolios in the Columbia Funds Family, including the Money Market Funds described in this prospectus.

The Adviser is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes, including equity and fixed income securities, and money market instruments.

Currently managing more than $185 billion, the Adviser acts as investment manager for individuals, corporations, private investment companies and financial institutions.

Columbia Funds pays the Adviser an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly.

A discussion regarding the basis for the Board of Trustees approving the investment advisory agreement with the Adviser is available in the Funds' annual report to shareholders for the fiscal year ended October 31.

The Adviser has agreed to waive fees and/or reimburse expenses until November 18, 2006 for Columbia Government Plus Reserves and November 23, 2006 for Columbia Prime Reserves. You'll find a discussion of any waiver and/or reimbursement in the Fund descriptions. There is no assurance that the Adviser will continue to waive and/or reimburse any fees and/or expenses after this date.

The following chart shows the maximum advisory fees the Adviser can receive:

ANNUAL INVESTMENT ADVISORY FEE, AS A % OF AVERAGE DAILY NET ASSETS


                                                                MAXIMUM
                                                                ADVISORY
                                                                  FEE
  COLUMBIA GOVERNMENT PLUS RESERVES                              0.20%



  COLUMBIA PRIME RESERVES                                        0.20%

INVESTMENT SUB-ADVISER

Columbia Funds and the Adviser may engage one or more investment sub-advisers for each Fund to make day-to-day investment decisions for the Fund. The Adviser retains ultimate responsibility (subject to Board oversight) for overseeing the sub-advisers and evaluates the Funds' needs and available sub-advisers' skills and abilities on an ongoing basis. Based on its evaluations, the Adviser may at times recommend to the Board that a Fund:

  - change, add or terminate one or more sub-advisers;

  - continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or

  - materially change a sub-advisory agreement with a sub-adviser.

A discussion regarding the basis for the Board of Trustees approving the investment sub-advisory agreement with each sub-adviser is available in the Funds' annual report to shareholders for the fiscal year ended October 31.

Applicable law requires a Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders' best interests. The Adviser and the Funds have applied for relief from the SEC to permit the Funds to act on many of the Adviser's recommendations with approval only by the Board and not by Fund shareholders. The Adviser or a Fund would inform the Fund's shareholders of any actions taken in reliance on this relief. Until the Adviser and the Funds obtain the relief, each Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

OTHER SERVICE PROVIDERS

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
DISTRIBUTORS, INC.

ONE FINANCIAL CENTER
BOSTON, MA 02111-2621

COLUMBIA MANAGEMENT
ADVISORS, LLC

100 FEDERAL STREET
BOSTON, MA 02110

COLUMBIA MANAGEMENT
SERVICES, INC.

P.O. BOX 8081
BOSTON, MA 02266-8081

--------------------------------------------------------------------------------


The Funds are distributed by Columbia Management Distributors, Inc. (Distributor), a registered broker/dealer.

Columbia Management Advisors, LLC is the administrator of the Funds, and is responsible for overseeing the administrative operations of the Funds. The Funds pay Columbia Management Advisors, LLC a fee of 0.07% for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Funds, and is paid monthly.

The Adviser and the Distributor may pay significant amounts from their own assets to selling or servicing agents of the Funds for distribution-related activities or other services they provide. These amounts, which are in addition to any sales charges, distribution (12b-1) and shareholder servicing fees paid by the Funds, may be fixed dollar amounts or a percentage of sales or both, and may be up-front or ongoing payments or both. Agents may agree to provide a variety of marketing related services or access-advantages to the Funds, including, for example, presenting Funds on "preferred" or "select" lists, in return for the payments. Selling or servicing agents, in turn, may pay some or all of these amounts to their employees who recommend or sell Fund shares or allocate or invest client assets among different investment options.


In addition, the Adviser and the Distributor may pay significant amounts from their own assets for services provided and costs incurred by third parties of a type that would typically be provided or incurred directly by the Columbia Funds' transfer agent. The Columbia Funds also may pay significant amounts to third party intermediaries, including selling and servicing agents, for providing these types of services or incurring these types of costs.

These and other payments, and the difference between payments made with respect to the Funds and those made with respect to other mutual funds available through the agent, may give rise to conflicts of interest between the agent and its clients. You should be aware of these potential conflicts of interest and discuss these matters with your selling or servicing agent.

Columbia Management Services, Inc., also known as Columbia Funds Services (Transfer Agent), is the transfer agent for the Funds' shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

ABOUT YOUR INVESTMENT
--------------------------------------------------------------------------------

Buying, selling and exchanging shares
(BUYING, SELLING, EXCHANGING SHARES GRAPHIC)

--------------------------------------------------------------------------------

WHEN YOU SELL SHARES OF A MUTUAL FUND, THE FUND IS EFFECTIVELY "BUYING" THEM BACK FROM YOU. THIS IS CALLED A REDEMPTION.

A BUSINESS DAY IS ANY DAY THAT THE FEDERAL RESERVE BANK OF NEW YORK AND THE NEW YORK STOCK EXCHANGE (NYSE) ARE OPEN. THE MONEY MARKET FUNDS RESERVE THE RIGHT TO CLOSE EARLY ON BUSINESS DAYS PRECEDING OR FOLLOWING NATIONAL HOLIDAYS, IF THE PRIMARY GOVERNMENT SECURITIES DEALERS HAVE CLOSED EARLY AND/OR IF THE BOND MARKET ASSOCIATION RECOMMENDS THAT THE SECURITIES MARKETS CLOSE EARLY.

IN ADDITION TO WEEKENDS, EITHER THE FEDERAL RESERVE BANK OF NEW YORK OR THE NYSE IS CLOSED ON THE FOLLOWING NATIONAL HOLIDAYS: NEW YEAR'S DAY, MARTIN LUTHER KING, JR. DAY, PRESIDENTS' DAY, GOOD FRIDAY, MEMORIAL DAY, INDEPENDENCE DAY, LABOR DAY, COLUMBUS DAY, VETERANS DAY, THANKSGIVING DAY AND CHRISTMAS DAY.

--------------------------------------------------------------------------------


This prospectus offers Capital Class Shares of the Funds. Here are some general rules about this class of shares:

  - Capital Class Shares are available to eligible institutions and individuals on a direct basis or through certain financial institutions or intermediaries.

  - The minimum initial investment is $5,000,000 for Columbia Prime Reserves and $1,000,000 for Columbia Government Plus Reserves. Financial institutions or intermediaries can total the investments they make on behalf of their clients to meet the minimum initial investment amount. Client accounts for which the financial institution or intermediary no longer acts as fiduciary agent or custodian may no longer be eligible to purchase or hold Capital Class Shares.

  - There is no minimum for additional investments.

  - There are no sales charges for buying, selling or exchanging these shares.

You'll find more information about buying, selling and exchanging Capital Class Shares on the pages that follow. You should also ask your financial institution or intermediary about its limits, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs and services.

The Funds also offer other classes of shares, with different features and expense levels, which you may be eligible to buy. If you have questions about buying, selling or exchanging, or you need help placing an order, please call us at 1.800.353.0828 if you're an institutional investor, or 1.800.345.6611 if you're an individual investor. You can also contact your investment professional.

Federal law requires the Funds to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Funds may need to delay the date of your purchase or may be unable to open your account which may result in a return of your investment monies. In addition, if the Funds are unable to verify your identity after your account is open, the Funds reserve the right to close your account or take other steps as deemed reasonable. The Funds shall not be held liable for any loss resulting from any purchase delay, application rejection, or account closure due to a failure to provide proper identifying information.

HOW SHARES ARE PRICED

All transactions are based on the price of a Fund's shares -- or its net asset value per share. We calculate net asset value per share each business day (unless the Fund closes early):

  - 9:45 a.m., 11:00 a.m., 2:30 p.m. and 4:00 p.m. Eastern time each business day for each share class of Columbia Government Plus, Columbia Treasury Reserves

  - 9:45 a.m., 11:00 a.m. and 1:00 p.m. Eastern time each business day for each share class of Columbia Prime Reserves

First, we calculate the net asset value for each class of a Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.

Although we try to maintain a net asset value per share of $1.00 for the Funds, we can't guarantee that we will be able to do so.

VALUING SECURITIES IN A FUND

The value of a Fund's assets is based on the total market value of all of the securities it holds. We use the amortized cost method, which approximates market value, to value the assets in the Money Market Funds.

HOW ORDERS ARE PROCESSED

Orders to buy, sell or exchange shares are processed on business days. Orders to buy, sell or exchange shares may be delivered to the Transfer Agent by phone, in writing, or through the internet. For more information on account and trading restrictions and special sign-up procedures for internet transactions, please call us at 800-353-0828 for institutional investors or 800-345-6611 for individual investors. The Transfer Agent has procedures in place to authenticate electronic instructions. You will be asked to accept the terms of an online agreement(s) and utilize a password for internet services. Orders received in good order by the Fund, Distributor, Transfer Agent or their agents by the following times on a business day (unless the Fund closes early) will be processed as follows:

  - If your order for Columbia Government Plus Reserves is received in good form by the Transfer Agent by 4:00 p.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you'll receive that day's dividends). If your order is received in good form by the Transfer Agent after 4:00 p.m. Eastern time, you will receive the next asset value per share determined on the following business day (and in the case of purchases you'll begin receiving dividends the next day).

  - If your order for Columbia Prime Reserves is received in good form by the Transfer Agent by 1:00 p.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you'll receive that day's dividends). If your order is received in good form by the Transfer Agent after 1:00 p.m. you will receive the next net asset value per share determined on the following business day (and in the case of purchases you'll begin receiving dividends the next day.

Investors are encouraged to place orders to sell as early in the day as possible. Orders received after these times will receive the next business day's net asset value per share. The business day that applies to an order is also called the trade date. We may refuse any order to buy or exchange shares. If this happens, we'll return any money we've received.

TELEPHONE ORDERS
You can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of our account application and send it to us.

Here's how telephone orders work:

  - If you sign up for telephone orders after you open your account, you must have your signature Medallion Guaranteed.

  - Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order.

  - We'll take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. If we and our service providers don't take these steps, we may be liable for any losses from unauthorized or fraudulent instructions.

  - Telephone orders may be difficult to complete during periods of significant economic or market change.

--------------------------------------------------------------------------------

THE NET ASSET VALUE PER SHARE IS THE PRICE OF A SHARE CALCULATED BY A FUND EVERY BUSINESS DAY.

--------------------------------------------------------------------------------


(BUYING SHARES            BUYING SHARES
  GRAPHIC)

      Here are some general rules for buying shares:

        - You buy Capital Class Shares at net asset value per share.

        - We must receive payment by the close of the Federal Reserve wire transfer system (typically 6 p.m. Eastern time) on the business day the Fund, Distributor, Transfer Agent or their agents receive the order (unless the Fund closes early).

            If we receive payment after this time, we'll refuse the order. We'll return any payment received for orders that we refuse. We can change this time under certain circumstances, for example, when there's more wiring activity than normal.

        - Financial institutions and intermediaries are responsible for sending orders to us and for ensuring that we receive your money on time.

        - Shares purchased are recorded on the books of the Fund. We don't issue certificates.

--------------------------------------------------------------------------------

"GOOD FORM" MEANS THAT THE MONEY USED TO PURCHASE YOUR SHARES IS FULLY COLLECTED. WHEN SELLING SHARES BY LETTER OF INSTRUCTION, "GOOD FORM" ALSO MEANS
(I) YOUR LETTER HAS COMPLETE INSTRUCTIONS, THE PROPER SIGNATURES AND MEDALLION SIGNATURE GUARANTEES IF NECESSARY AND (II) ANY OTHER REQUIRED DOCUMENTS ARE ATTACHED. SIGNATURES MUST BE GUARANTEED BY EITHER A BANK, A MEMBER FIRM OF A NATIONAL STOCK EXCHANGE OR ANOTHER ELIGIBLE GUARANTOR THAT PARTICIPATES IN THE MEDALLION SIGNATURE GUARANTEE PROGRAM FOR REDEMPTIONS OVER $100,000, ALTERNATE PAYEE OR MAILING INSTRUCTIONS. FOR ADDITIONAL DOCUMENTS REQUIRED FOR SALES BY CORPORATIONS, AGENTS FIDUCIARIES, SURVIVING JOINT OWNERS AND OTHER LEGAL ENTITIES PLEASE CALL 1.800.353.0828 (INSTITUTIONAL INVESTORS) OR 1.800.345.6611 (INDIVIDUAL INVESTORS). NO INTEREST WILL BE PAID ON UNCASHED REDEMPTION CHECKS.







 FOR MORE INFORMATION ABOUT TELEPHONE ORDERS, SEE HOW ORDERS ARE PROCESSED.

--------------------------------------------------------------------------------



(SELLING SHARES           SELLING SHARES
  GRAPHIC)

      Here are some general rules for selling shares:

        - We normally send the sale proceeds by Fedwire as soon as practicable following the determination time applicable to your order. For more information please refer to How orders are processed or contact the Transfer Agent.

        - You can sell up to $100,000 of shares by telephone to the address of record or via ACH to your bank in a 30-day period if you qualify for telephone orders.

        - If you paid for your shares with a check that wasn't certified, we'll hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.

        - Financial institutions and intermediaries are responsible for sending orders to us and for depositing the sale proceeds to your account on time.

        - If you hold any shares in certificate form, you must sign the certificates (or send a signed stock power with them) and send them to the Transfer Agent. Your signature must be Medallion Guaranteed unless you've made other arrangements with us. We may ask for any other information we need to prove that the order is properly authorized.

        - Under certain circumstances allowed under the 1940 Act, we can pay you in securities or other property when you sell your shares.

        - We can delay payment of the sale proceeds of Columbia Government Plus Reserves and Columbia Prime Reserves for one day, or longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Banks or under the extraordinary circumstances described in
          Section 22(e) of the 1940 Act. Generally, those extraordinary circumstances are when: (i) the NYSE is closed or trading is restricted, (ii) an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of the Fund's net assets not reasonably practicable, or (iii) the SEC by order permits the suspension of the right of redemption for the protection of investors.

        - Other restrictions may apply to retirement plan accounts. For more information about these restrictions, please contact your retirement plan administrator.

      We may sell your shares:

        - if the value of your account falls below $1,000 (other than as a result of depreciation in share value), or your account may be subject to an annual fee of $10. The Transfer Agent will send you written notification of such action and provide details on how you can add money to your account to avoid this penalty

        - if a financial institution or intermediary tells us to sell your shares under arrangements made with you

        - under certain other circumstances allowed under the 1940 Act

--------------------------------------------------------------------------------

YOU SHOULD MAKE SURE YOU UNDERSTAND THE INVESTMENT OBJECTIVE AND POLICIES OF THE FUND YOU'RE EXCHANGING INTO. PLEASE READ ITS PROSPECTUS CAREFULLY.
--------------------------------------------------------------------------------


       EXCHANGING SHARES

       (EXCHANGING SHARES GRAPHIC)

      You can generally sell shares of a Fund to buy shares of another Fund distributed by the Distributor. This is called an exchange. You might want to do this if your investment goals or tolerance for risk change.

      Here's how exchanges work:

        - You can generally exchange Capital Class Shares of a Fund for Capital Class Shares of any other Fund distributed by the Distributor. Some exceptions apply.

        - The rules for buying shares of a Fund, including any minimum investment requirements, apply to exchanges into that Fund.

        - You may only make exchanges into a Fund that is legally sold in your state of residence.

        - You generally may only make an exchange into a Fund that is accepting investments.

        - A sales charge may apply when exchanging from a Money Market Fund to a Fund with a front-end sales charge.

        - We may limit the number of exchanges you can make within a specified period of time.

        - We may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

        - You cannot exchange any shares you own in certificate form until the Transfer Agent has received the certificate and deposited the shares to your account.

Distributions and taxes
(TAXES GRAPHIC)

--------------------------------------------------------------------------------

THE POWER OF COMPOUNDING

REINVESTING YOUR DISTRIBUTIONS BUYS YOU MORE SHARES OF A FUND -- WHICH LETS YOU TAKE ADVANTAGE OF THE POTENTIAL FOR COMPOUND GROWTH.

PUTTING THE MONEY YOU EARN BACK INTO YOUR INVESTMENT MEANS IT, IN TURN, MAY EARN EVEN MORE MONEY. OVER TIME, THE POWER OF COMPOUNDING HAS THE POTENTIAL TO SIGNIFICANTLY INCREASE THE VALUE OF YOUR INVESTMENT. THERE IS NO ASSURANCE, HOWEVER, THAT YOU'LL EARN MORE MONEY IF YOU REINVEST YOUR DISTRIBUTIONS.

--------------------------------------------------------------------------------


ABOUT DISTRIBUTIONS

A mutual fund can make money two ways:

  - It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.

  - A fund can also have capital gain if the value of its investments increases. If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.

A mutual fund is not subject to federal income tax as long as it distributes all of its net investment income and net realized capital gain to its shareholders. The Funds intend to pay out a sufficient amount of their income and capital gain to their shareholders so the Funds won't have to pay any federal income tax. When a Fund makes this kind of a payment, it's split among all shares and is called a distribution.

Although the Funds do not expect to realize any capital gain, any capital gain realized by a Fund will be distributed at least once a year. The Funds declare distributions of net investment income each business day, and pay them on the first business day of each month. Normally, each Fund will declare and pay distributions of net investment income as indicated above. The Funds may, however, declare and pay distributions of net investment income more frequently.

Any distribution you receive is paid based on the number of shares you hold on the record date, which is usually the day the distribution is declared (daily distribution Funds) or the day before the distribution is declared (all other Funds). Shares are eligible to receive net investment income distributions from the settlement date (daily distribution Funds), trade date (all other Funds) or realized capital gain from the trade date of the purchase up to and including the day before the shares are sold.

Different share classes of a Fund usually pay different net investment income distribution amounts, because each class has different expenses.

We'll automatically reinvest distributions in additional shares of the same Fund unless you tell us you want to receive your distributions in cash. You can do this by writing to us at the address on the back cover, or by calling us at
1.800.353.0828 if you're an institutional investor, or 1.800.345.6611 if you're an individual investor. Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

--------------------------------------------------------------------------------

THIS INFORMATION IS A SUMMARY OF HOW FEDERAL INCOME TAXES MAY AFFECT YOUR INVESTMENT IN THE FUNDS. IT DOES NOT APPLY TO FOREIGN OR TAX-EXEMPT INVESTORS OR THOSE HOLDING FUND SHARES THROUGH A TAX-ADVANTAGED ACCOUNT, SUCH AS A 401(K) PLAN OR IRA. THIS INFORMATION IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING. YOU SHOULD CONSULT WITH YOUR OWN TAX ADVISER ABOUT YOUR SITUATION, INCLUDING ANY FOREIGN, STATE AND LOCAL TAXES THAT MAY APPLY.




 FOR MORE INFORMATION ABOUT TAXES, PLEASE SEE THE SAI.

--------------------------------------------------------------------------------


HOW TAXES AFFECT YOUR INVESTMENT

Distributions of a Fund's ordinary income and any net short-term capital gain, if any, generally are taxable to you as ordinary income. Although the Funds do not expect to realize any capital gain, any distributions of realized net long-term capital gain, if any, generally are taxable to you as long-term capital gain.

In general, corporate shareholders will not be able to deduct any distributions when determining their taxable income. Fund distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund. Following the end of each year, we'll send you a notice that tells you how much you've received in distributions during the year and their federal tax status. State and local taxes may also apply to distributions.

U.S. GOVERNMENT OBLIGATIONS

If you invest in U.S. government obligations directly, interest on those obligations is free from state and local individual income taxes. Distributions you receive that come from interest a Fund earns from U.S. government obligations may not be exempt from these taxes. Please consult with your tax adviser.

WITHHOLDING TAX

We're required by federal law to withhold tax on any distributions and redemption proceeds paid to you (including amounts paid in securities and exchanges) if:

  - you haven't given us a correct Taxpayer Identification Number (TIN), usually your social security or employer identification number, and haven't certified that the TIN is correct and withholding doesn't apply

  - the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records

  - the IRS informs us that you are otherwise subject to backup withholding

The IRS may also impose penalties against you if you don't give us a correct
TIN.

Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.

TAXATION OF REDEMPTIONS AND EXCHANGES

As long as a Fund continually maintains a $1.00 net asset value per share, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your shares of the Fund.

Legal matters

On February 9, 2005, Banc of America Capital Management, LLC ("BACAP" (now, the Advisor)) and BACAP Distributors, LLC (which has subsequently merged into the Distributor) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the SEC (the "SEC Order"). A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website. Under the terms of the NYAG Settlement and SEC Order, BACAP and BACAP Distributors, LLC have agreed, among other things, to pay disgorgement and civil money penalties, to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices, to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures and to reduce management fees for five years. BACAP and BACAP Distributors, LLC are currently in the process of implementing the various terms of the NYAG Settlement and SEC Order.

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Columbia Funds Series Trust (formerly known as Nations Funds Trust), its Board of Trustees, Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors, LLC (collectively "BAC"). On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia Funds Series Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds Series Trust against BAC and others that asserts claims under the federal securities laws and state common law. Columbia Funds Series Trust is a nominal defendant in this action. The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

Separately, a putative class action (Reinke v. Bank of America N.A., et al.) was filed against Nations Funds Trust and others on December 6, 2004 in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. Nations Funds Trust has filed a "motion to dismiss" that is pending. Discovery has recently been initiated. At the present time, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

Financial highlights
(DOLLAR SIGN GRAPHIC)

The financial highlights table is designed to help you understand how the Funds have performed for the past five years. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned, assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP for the year ended October 31, 2004. The information for the periods ended October 31, 2003 and prior were audited by other independent accountants. The independent registered public accounting firm's report and Columbia Funds financial statements are incorporated by reference into the SAI. Please see the back cover of this prospectus to find out how you can get a copy of the SAI.

COLUMBIA GOVERNMENT PLUS RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                            PERIOD ENDED
                                              04/30/05         YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
  CAPITAL CLASS SHARES                      (UNAUDITED)       10/31/04(1)         10/31/03          10/31/02          10/31/01
  Net asset value, beginning of year           $1.00             $1.00             $1.00             $1.00             $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                 0.011             0.011             0.011             0.017             0.046
  LESS DISTRIBUTIONS:
  Dividends from net investment income        (0.011)           (0.011)           (0.011)           (0.017)           (0.046)
  Net asset value, end of year                 $1.00             $1.00             $1.00             $1.00             $1.00
  TOTAL RETURN(2)                             1.09%**            1.07%             1.07%             1.71%             4.71%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000's)          $627,847          $543,400          $724,417          $369,381          $324,276
  Ratio of operating expenses to average
    net assets                                 0.20%*            0.19%             0.18%             0.30%             0.27%
  Ratio of net investment income/(loss)
    to average net assets                      2.21%*            1.05%             1.04%             1.68%             4.55%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                     0.31%*            0.31%             0.31%             0.30%             0.34%


                                              YEAR ENDED
  CAPITAL CLASS SHARES                         10/31/00
  Net asset value, beginning of year            $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                  0.059
  LESS DISTRIBUTIONS:
  Dividends from net investment income         (0.059)
  Net asset value, end of year                  $1.00
  TOTAL RETURN(2)                               6.09%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000's)           $252,482
  Ratio of operating expenses to average
    net assets                                  0.20%
  Ratio of net investment income/(loss)
    to average net assets                       5.94%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                      0.35%

(1) Effective February 28, 2004, Class I Shares were redesignated Institutional Shares.
(2) Had the investment advisor and/or its affiliates not waived or reimbursed a portion of the expenses, total return would have been reduced.

COLUMBIA PRIME RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                          PERIOD ENDED
                                            04/30/05      YEAR ENDED     YEAR ENDED     YEAR ENDED    PERIOD ENDED   PERIOD ENDED
  CAPITAL CLASS SHARES                     (UNAUDITED)    10/31/04(1)     10/31/03       10/31/02       10/31/01      10/31/00(2)
  Net asset value, beginning of period        $1.00          $1.00          $1.00          $1.00          $1.00          $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                0.011          0.011          0.011          0.017          0.045          0.030
  LESS DISTRIBUTIONS:
  Dividends from net investment income       (0.011)        (0.011)        (0.011)        (0.017)        (0.045)        (0.030)
  Net asset value, end of period              $1.00          $1.00          $1.00          $1.00          $1.00          $1.00
  TOTAL RETURN(3)                            1.11%**         1.12%          1.15%          1.72%          4.64%         2.68%**
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)     $2,502,282     $2,897,846     $3,639,495     $1,239,803     $1,035,540      $511,440
  Ratio of operating expenses to average
    net assets                               0.18%*          0.17%          0.14%          0.26%          0.30%         0.29%*
  Ratio of net investment income/(loss)
    to average net assets                    2.22%*          1.11%          1.10%          1.72%          4.27%         6.33%*
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                   0.29%*          0.28%          0.28%          0.30%          0.31%         0.31%*


                                           PERIOD ENDED
  CAPITAL CLASS SHARES                       05/31/00
  Net asset value, beginning of period         $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                 0.050
  LESS DISTRIBUTIONS:
  Dividends from net investment income        (0.050)
  Net asset value, end of period               $1.00
  TOTAL RETURN(3)                              5.43%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)       $696,613
  Ratio of operating expenses to average
    net assets                                 0.30%
  Ratio of net investment income/(loss)
    to average net assets                      5.35%
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                     0.30%

* Annualized.
** Not annualized.
(1) Effective February 28, 2004, Class I, Class II and Class III Shares were redesignated Institutional Shares.
(2) The Fund commenced operations on November 5, 1997 as a separate portfolio (the "Predecessor Fund") of the Boston 1784 Funds. On June 26, 2000, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold one class of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for Class I Shares of the Galaxy Institutional Money Market Fund.
(3) Had the investment advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

Additional hypothetical fees and expense information

The supplemental hypothetical investment information that follows provides additional information about the effect of the fees and expenses of each Fund, including investment advisory fees and other Fund costs, on the Funds' returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in the class of the Funds assuming a 5% return each year, the hypothetical year-end balance before fees and expenses and the cumulative return after fees and expenses. The charts also assume that the annual expense ratios stay the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratio used for each Fund, which is the same as that stated in the Annual Fund Operating Expenses tables, is reflected in the charts and is net of any contractual fee waiver or expense reimbursement. Your actual costs may be higher or lower.

COLUMBIA GOVERNMENT PLUS RESERVES -- CAPITAL CLASS SHARES

          ANNUAL EXPENSE RATIO          INITIAL HYPOTHETICAL INVESTMENT AMOUNT     ASSUMED RATE OF RETURN
                  0.20%                               $10,000.00                             5%
                      CUMULATIVE RETURN HYPOTHETICAL YEAR-  CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
                       BEFORE FEES AND  END BALANCE BEFORE    AFTER FEES AND    END BALANCE AFTER   FEES AND
         YEAR             EXPENSES       FEES & EXPENSES         EXPENSES       FEES AND EXPENSES   EXPENSES
          1                 5.00%           $10,500.00             4.80%            $10,480.00      $ 20.48
          2                10.25%           $11,025.00             9.83%            $10,983.04      $ 21.46
          3                15.76%           $11,576.25            15.10%            $11,510.23      $ 22.49
          4                21.55%           $12,155.06            20.63%            $12,062.72      $ 23.57
          5                27.63%           $12,762.82            26.42%            $12,641.73      $ 24.70
          6                34.01%           $13,400.96            32.49%            $13,248.53      $ 25.89
          7                40.71%           $14,071.00            38.84%            $13,884.46      $ 27.13
          8                47.75%           $14,774.55            45.51%            $14,550.91      $ 28.44
          9                55.13%           $15,513.28            52.49%            $15,249.36      $ 29.80
          10               62.89%           $16,288.95            59.81%            $15,981.33      $ 31.23
    TOTAL GAIN BEFORE FEES & EXPENSES       $ 6,288.95
    TOTAL GAIN AFTER FEES & EXPENSES                                                $ 5,981.33
    TOTAL ANNUAL FEES & EXPENSES PAID                                                               $255.20

COLUMBIA PRIME RESERVES -- CAPITAL CLASS SHARES

          ANNUAL EXPENSE RATIO          INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
                  0.16%                               $10,000.00                              5%
                      CUMULATIVE RETURN HYPOTHETICAL YEAR-   CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
                       BEFORE FEES AND  END BALANCE BEFORE     AFTER FEES AND    END BALANCE AFTER   FEES AND
         YEAR             EXPENSES       FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
          1                 5.00%           $10,500.00              4.84%            $10,484.00      $ 16.39
          2                10.25%           $11,025.00              9.91%            $10,991.43      $ 17.18
          3                15.76%           $11,576.25             15.23%            $11,523.41      $ 18.01
          4                21.55%           $12,155.06             20.81%            $12,081.14      $ 18.88
          5                27.63%           $12,762.82             26.66%            $12,665.87      $ 19.80
          6                34.01%           $13,400.96             32.79%            $13,278.90      $ 20.76
          7                40.71%           $14,071.00             39.22%            $13,921.60      $ 21.76
          8                47.75%           $14,774.55             45.95%            $14,595.40      $ 22.81
          9                55.13%           $15,513.28             53.02%            $15,301.82      $ 23.92
          10               62.89%           $16,288.95             60.42%            $16,042.43      $ 25.08
    TOTAL GAIN BEFORE FEES & EXPENSES       $ 6,288.95
    TOTAL GAIN AFTER FEES & EXPENSES                                                 $ 6,042.43
    TOTAL ANNUAL FEES & EXPENSES PAID                                                                $204.58

--------------------------------------------------------------------------------

THIS GLOSSARY INCLUDES EXPLANATIONS OF THE IMPORTANT TERMS THAT MAY BE USED IN THIS PROSPECTUS. SOME OF THE TERMS EXPLAINED MAY APPLY TO COLUMBIA FUNDS NOT INCLUDED IN THIS PROSPECTUS.

--------------------------------------------------------------------------------

Terms used in this prospectus
(BOOK GRAPHIC)

80% POLICY -- Rule 35d-1 under the 1940 Act (the "Names Rule"), requires certain Funds to adopt an investment policy requiring that, under normal circumstances, at least 80% of its assets will be invested in the type of investment suggested by its name. In most cases, the Names Rule gives affected Funds the option to either (i) declare the 80% Policy a fundamental policy, which means it can only be changed by shareholder approval, or (ii) commit to provide notice to shareholders before changing the 80% Policy. In some cases, the Names Rule requires affected Funds to declare their 80% Policy a fundamental policy. The SAI identifies each Fund that has adopted an 80% Policy as a fundamental policy as well as each Fund that has committed to provide notice to shareholders before changing its 80% Policy.

AMORTIZED COST METHOD -- under Rule 2a-7 of the 1940 Act, the method of calculating an investment company's net asset value whereby portfolio securities are valued at the Fund's acquisition cost as adjusted for amortization of premium or accretion of discount rather than at their value based on current market factors.

AVERAGE DOLLAR-WEIGHTED MATURITY -- the average length of time until the debt securities held by a Fund reach maturity. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.

BANK OBLIGATION -- a money market instrument issued by a bank, including certificates of deposit, time deposits and bankers' acceptances.

CAPITAL GAIN OR LOSS -- the difference between the purchase price of a security and its selling price. You realize a capital gain when you sell a security for more than you paid for it. You realize a capital loss when you sell a security for less than you paid for it.

COMMERCIAL PAPER -- a short-term debt security issued by banks, corporations, municipalities and other borrowers.

COMMON STOCK -- a security that represents part equity ownership in a company. Common stock typically allows you to vote at shareholder meetings and to share in the company's profits by receiving dividends.

DEBT SECURITY -- when you invest in a debt security, you are typically lending your money to a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as U.S. Treasury obligations and commercial paper. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

EQUITY SECURITY -- an investment that gives you an equity ownership right in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.

FIRST-TIER SECURITY -- under Rule 2a-7 of the 1940 Act, a debt security that is an eligible investment for money market funds and has received a rating in the highest short-term rating category from a nationally recognized statistical rating organization (NRSRO) or if unrated, is determined by the fund's portfolio management team to be of comparable quality, or is a money market fund issued by a registered investment company, or is a government security.

FIXED INCOME SECURITY -- an intermediate to long-term debt security that matures in more than one year.

GUARANTEED INVESTMENT CONTRACT -- an investment instrument issued by a rated insurance company in return for a payment by an investor.

HIGH QUALITY -- includes municipal securities that are rated in the top two highest short-term debt categories according to an NRSRO such as Standard & Poor's Corporation or Moody's Investors Service, Inc. The portfolio management team may consider an unrated municipal security if it is determined to be of comparable quality, based upon guidelines approved by the Fund's Board. Please see the SAI for more information about credit ratings.

INSTRUMENTALITY -- an instrumentality of the U.S. government is a government agency organized under federal charter with government supervision.

LIQUIDITY -- a measurement of how easily a security can be bought or sold at a price that is close to its market value.

MONEY MARKET INSTRUMENT -- a short-term debt security that is considered to mature in 13 months or less. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and certain municipal securities. For Nations Treasury Reserves and Nations Government Reserves, money market instruments do not include either commercial paper or municipal securities.

MUNICIPAL SECURITY (OBLIGATION) -- a debt security issued by state or local governments or governmental authorities to pay for public projects and services. "General obligations" are typically backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income from these securities is exempt from federal income taxes and is generally exempt from state taxes if you live in the state that issued the security. If you live in the municipality that issued the security, interest income may also be exempt from local taxes.

NON-DIVERSIFIED -- a fund that holds securities of fewer issuers or kinds of issuers than other kinds of funds. Non-diversified funds tend to have greater price swings than more diversified funds because events affecting one or more of its securities may have a disproportionately large effect on the fund.

PARTICIPATION -- a pass-through certificate representing a share in a pool of debt obligations or other instruments.

PASS-THROUGH CERTIFICATE -- securitized mortgages or other debt securities with interest and principal paid by a servicing intermediary shortly after interest payments are received from borrowers.

PRIVATE ACTIVITY BOND -- a municipal security that is used to finance private projects or other projects that aren't qualified for tax purposes. Interest on private activity bonds is generally taxable, unless it is specifically exempted, or may be treated as a tax preference item for federal alternative minimum tax purposes.

REPURCHASE AGREEMENT -- a short-term (often overnight) investment arrangement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return.

REVERSE REPURCHASE AGREEMENT -- a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price.

SECOND-TIER SECURITY -- under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds, but is not a first-tier security.

SETTLEMENT DATE -- the date on which an order is settled either by payment or delivery of securities.

SPECIAL PURPOSE ISSUER -- an entity organized solely to issue asset-backed securities on a pool of assets it owns.

TRADE DATE -- the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

U.S. GOVERNMENT OBLIGATIONS -- a wide range of debt securities that include U.S. Treasury obligations, securities issued or guaranteed by various agencies of the U.S. government, or by various instrumentalities which have been established or sponsored by the U.S. government. Securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. government.

U.S. TREASURY OBLIGATION -- a debt security issued or guaranteed by the U.S. Treasury. U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. government.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

--------------------------------------------------------------------------------
COLUMBIA MANAGEMENT(R)



WHERE TO FIND MORE INFORMATION

You'll find more information about Columbia Money Market Funds in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS

The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the independent registered public accounting firm's reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the period covered.

STATEMENT OF ADDITIONAL INFORMATION

The SAI contains additional information about the Funds and their policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.

You can obtain a free copy of these documents, request other information about the Funds and make shareholder inquiries by contacting Columbia Funds:

By telephone:
1.800.353.0828 (Institutional Investors)
1.800.345.6611 (Individual Investors)

By mail:
COLUMBIA FUNDS
c/o COLUMBIA FUNDS SERVICES
P.O. BOX 8081
BOSTON, MA 02266-8081

On the Internet:
WWW.COLUMBIAFUNDS.COM

Information about the Funds can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.



--------------------------------------------------------------------------------

SEC file number: 811-09645
Columbia Funds Series Trust

PRO-36/91713-1105

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT(R)


                                            ------------------------------------

                                            Money Market Funds

                                            Prospectus -- Trust Class Shares

                                            December 30, 2005

                                            ------------------------------------

                                            Columbia Government Plus Reserves

                                            Columbia Prime Reserves





                                            THE SECURITIES AND EXCHANGE
                                            COMMISSION (SEC) HAS NOT APPROVED
                                            OR DISAPPROVED THESE SECURITIES OR
                                            DETERMINED IF THIS PROSPECTUS IS
                                            TRUTHFUL OR COMPLETE.

                                            ANY REPRESENTATION TO THE CONTRARY
                                            IS A CRIMINAL OFFENSE.





--------------------------------------------------------------------------------

                     MAY LOSE VALUE
NOT FDIC-INSURED
                     NO BANK GUARANTEE

--------------------------------------------------------------------------------

AN OVERVIEW OF THE FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TERMS USED IN THIS PROSPECTUS

IN THIS PROSPECTUS, WE, US AND OUR REFER TO THE COLUMBIA FUNDS FAMILY (COLUMBIA FUNDS OR COLUMBIA FUNDS FAMILY). SOME OTHER IMPORTANT TERMS WE'VE USED MAY BE NEW TO YOU. THESE ARE PRINTED IN ITALICS WHERE THEY FIRST APPEAR IN A SECTION AND ARE DESCRIBED IN TERMS USED IN THIS PROSPECTUS.




 YOU'LL FIND TERMS USED IN THIS PROSPECTUS ON PAGE 31.

YOUR INVESTMENT IN THESE FUNDS IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, N.A. (BANK OF AMERICA), THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. YOUR INVESTMENT MAY LOSE MONEY.

AFFILIATES OF BANK OF AMERICA ARE PAID FOR THE SERVICES THEY PROVIDE TO THE
FUNDS.

--------------------------------------------------------------------------------

This booklet, which is called a prospectus, tells you about some Columbia Money Market Funds. Please read it carefully, because it contains information that's designed to help you make informed investment decisions.

This prospectus offers Trust Class Shares of the Funds. This class of shares is designed primarily for financial institutions and intermediaries for their own accounts, and for certain of their client accounts for which they act as fiduciary, agent or custodian. Please turn to BUYING, SELLING AND EXCHANGING SHARES for more information about who is eligible to buy this class of shares.

ABOUT THE FUNDS

The Money Market Funds seek to provide income while protecting the principal of your original investment by investing in money market instruments.

Money market instruments include short-term debt securities that are U.S. government issued or guaranteed or have relatively low risk. Your original investment and your return aren't guaranteed, however, and returns will vary as short-term interest rates change. Over time, the return on money market funds may be lower than the return on other kinds of mutual funds or investments.

ARE THESE FUNDS RIGHT FOR YOU?

Not every Fund is right for every investor. When you're choosing a Fund to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.

The Money Market Funds may be suitable for you if:

  - you're looking for a relatively low risk investment with stability of principal

  - you have short-term income needs

They may not be suitable for you if:

  - you're looking for higher returns and are prepared to assume a higher level of investment risk

  - you're more comfortable with bank deposits that are FDIC-insured

You'll find a discussion of each Fund's investment objective, principal investment strategies and principal risks in the Fund descriptions that start on page 4.

FOR MORE INFORMATION

If you have any questions about the Funds, please call us at 1.800.353.0828 if you're an institutional investor, or 1.800.345.6611 if you're an individual investor. You can also contact your investment professional.

You'll find more information about the Funds in the Statement of Additional Information (SAI). The SAI includes more detailed information about each Fund's investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.

WHAT'S INSIDE
--------------------------------------------------------------------------------

About the Funds
(FILE FOLDER GRAPHIC)

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT ADVISORS, LLC

COLUMBIA MANAGEMENT ADVISORS, LLC (THE ADVISER) IS THE INVESTMENT ADVISER TO EACH OF THE FUNDS. THE ADVISER IS RESPONSIBLE FOR THE OVERALL MANAGEMENT AND SUPERVISION OF THE INVESTMENT MANAGEMENT OF EACH FUND.




 YOU'LL FIND MORE ABOUT THE ADVISER STARTING ON PAGE 16.

--------------------------------------------------------------------------------


COLUMBIA GOVERNMENT PLUS RESERVES                                4
------------------------------------------------------------------
COLUMBIA PRIME RESERVES                                          8
------------------------------------------------------------------
OTHER IMPORTANT INFORMATION                                     13
------------------------------------------------------------------
HOW THE FUNDS ARE MANAGED                                       16

About your investment
(DOLLAR SIGN GRAPHIC)

INFORMATION FOR INVESTORS
  Buying, selling and exchanging shares                         18
      How orders are processed                                  19
  Shareholder administration fees                               23
  Distributions and taxes                                       24
  Legal matters                                                 26
------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                            27
------------------------------------------------------------------
ADDITIONAL HYPOTHETICAL FEES AND EXPENSE INFORMATION            29
------------------------------------------------------------------
TERMS USED IN THIS PROSPECTUS                                   31
------------------------------------------------------------------
WHERE TO FIND MORE INFORMATION                          BACK COVER

COLUMBIA GOVERNMENT PLUS RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 16.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks current income with liquidity and stability of principal.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund invests primarily (under normal circumstances at least 80% of its net assets plus any borrowings for investment purposes) in U.S. government obligations, including U.S. Treasury obligations and obligations of U.S.
                   government agencies, authorities, instrumentalities or sponsored enterprises, and repurchase agreements backed by these obligations.

The Fund may also invest in the obligations of foreign governments and their political subdivisions and instrumentalities.

U.S. Treasury obligations are backed by the full faith and credit of the U.S. government. Obligations of certain U.S. government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (a) the full faith and credit of the U.S. Treasury (such as obligations of the Government National Mortgage Association), (b) the right of the issuer to borrow from the U.S. Treasury (such as obligations of the Export-Import Bank of the United States), (c) the discretionary authority of the U.S. government to purchase certain obligations of the issuer (such as obligations of the Federal National Mortgage Association), or (d) only the credit of the issuer (such as obligations of the Federal Home Loan Mortgage Corporation).

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------






 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia Government Plus Reserves has the following risks:

      - INTEREST RATE RISK -- The yield paid by the Fund will vary with changes in short-term interest rates.

      - CREDIT RISK -- Although U.S. government securities have historically involved little credit risk, if an issuer fails to pay interest or repay principal, the value of your investment could decline.

      - U.S. GOVERNMENT OBLIGATIONS -- Obligations of U.S. government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. government would provide financial support to any of these entities if it is not obligated to do so by law.

      - REPURCHASE AGREEMENTS -- Repurchase agreements, while backed by collateral, carry some risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.

      - FOREIGN INVESTMENTS -- Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, incomplete financial information about the issuers of securities, and political or economic instability. Foreign securities may be more volatile and less liquid than U.S. securities.

      - SHARE PRICE -- There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.

      - SELECTION OF INVESTMENTS -- The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.353.0828 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.345.6611 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*




      The bar chart shows you how the performance of the Fund's Trust Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               2004
               ----
               1.12%



              *Year-to-date return as of June 30, 2005: 1.21%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 4TH QUARTER 2004:                   0.42%
         WORST: 2ND QUARTER 2004:                  0.20%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                                     LIFE OF
                                                            1 YEAR    FUND*
         TRUST CLASS SHARES                                 1.12%     1.03%




      *THE INCEPTION DATE OF TRUST CLASS SHARES IS FEBRUARY 28, 2003.

      On November 21, 2005, the Galaxy Institutional Government Money Market Fund (the "Predecessor Fund") was reorganized into the Fund. For periods prior to November 21, 2005, the performance of the Fund's Trust Class Shares represents the performance of the Predecessor Fund's Select Class Shares.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Trust Class Shares can be found in the section ADDITIONAL
                   HYPOTHETICAL FEES AND EXPENSE INFORMATION preceding TERMS USED IN THIS
                   PROSPECTUS.

         SHAREHOLDER FEES                                              Trust Class
         (Fees paid directly from your investment)                       Shares
         Maximum sales charge (load) imposed on purchases                  N/A



         Maximum deferred sales charge (load)                              N/A



         ANNUAL FUND OPERATING EXPENSES
         (Expenses that are deducted from the Fund's assets)



         Management fees(1)                                               0.27%



         Shareholder administration fees                                  0.10%



         Other expenses(2)                                                0.05%
                                                                           -------



         Total annual Fund operating expenses                             0.42%



         Fee waivers and/or reimbursements                               (0.12)%
                                                                           -------



         Total net expenses(3)                                            0.30%
                                                                           =======

      (1)The Fund pays an investment advisory fee of 0.20% and an administration fee of 0.07%.

      (2)Other expenses are based on estimated amounts for the current fiscal year.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until November 18, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after November 18, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Trust Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire November 18, 2006 and are not reflected in the 3, 5, and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         TRUST CLASS SHARES                      $31      $123      $223       $518

COLUMBIA PRIME RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 16.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve the principal value of a shareholder's investment and to maintain a high degree of liquidity while providing current income.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund invests primarily in high quality short-term debt obligations of U.S.
                   and foreign issuers, including, but not limited to, commercial paper, asset-backed commercial paper, notes and bonds issued by U.S. and foreign corporations, obligations issued by the U.S. Treasury and by U.S. government agencies, authorities, instrumentalities or sponsored enterprises or by foreign governments and their political subdivisions and instrumentalities, taxable and tax-exempt municipal securities, obligations issued by U.S. and foreign banks, such as certificates of deposit and time deposits, and repurchase agreements backed by such securities.
                   The Fund may invest more than 25% of its total assets in money market instruments issued by U.S. and foreign banks and in U.S. government obligations, including U.S. Treasury obligations.

U.S. Treasury obligations are backed by the full faith and credit of the U.S. government. Obligations of certain U.S. government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (a) the full faith and credit of the U.S. Treasury (such as obligations of the Government National Mortgage Association), (b) the right of the issuer to borrow from the U.S. Treasury (such as obligations of the Export-Import Bank of the United States), (c) the discretionary authority of the U.S. government to purchase certain obligations of the issuer (such as obligations of the Federal National Mortgage Association), or (d) only the credit of the issuer (such as obligations of the Federal Home Loan Mortgage Corporation).

The Fund will only buy a security if it has one of the two highest short-term ratings from at least two nationally recognized statistical rating organizations, or one such rating if only one organization has rated the security. If the security is not rated, it must be determined by the Adviser to be of comparable credit quality.

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------






 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia Prime Reserves has the following risks:

    While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

      - INTEREST RATE RISK -- The yield paid by the Fund will vary with changes in short-term interest rates.

      - CREDIT RISK -- Although credit risk is very low because the Fund only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline. With respect to municipal securities, the ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid.

      - U.S. GOVERNMENT OBLIGATIONS -- Obligations of U.S. government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. government would provide financial support to any of these entities if it is not obligated to do so by law.

      - REPURCHASE AGREEMENTS -- Repurchase agreements, while backed by collateral, carry some risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.

      - FOREIGN INVESTMENTS -- Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions incomplete financial information about the issuers of securities, and political or economic instability. Foreign securities may be more volatile and less liquid than U.S. securities.

      - SHARE PRICE -- There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.

      - SELECTION OF INVESTMENTS -- The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.353.0828 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.345.6611 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*




      The bar chart shows you how the performance of the Fund's Trust Class Shares has varied from year to year. These returns do not reflect deductions of sales charges or account fees, if any, and would be lower if they did.

               2002     2003     2004
               ----     ----     ----
               1.48%    0.98%    1.17%



              *Year-to-date return as of June 30, 2005: 1.24%

      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 4TH QUARTER 2004:                   0.43%
         WORST: 2ND QUARTER 2004:                  0.22%

      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004




                                                                            LIFE OF
                                                                   1 YEAR    FUND*
         TRUST CLASS SHARES                                        1.17%     1.70%




      *THE INCEPTION DATE OF TRUST CLASS SHARES IS MARCH 1, 2001.

      On November 23, 2005, the Galaxy Institutional Money Market Fund (the "Predecessor Fund") was reorganized into the Fund. For periods prior to November 23, 2005, the performance of the Fund's Trust Class Shares represents the performance of the Predecessor Fund's Select Class Shares.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Trust Class Shares can be found in the section ADDITIONAL
                   HYPOTHETICAL FEES AND EXPENSE INFORMATION preceding TERMS USED IN THIS
                   PROSPECTUS.

         SHAREHOLDER FEES                                              Trust Class
         (Fees paid directly from your investment)                       Shares
         Maximum sales charge (load) imposed on purchases                  N/A



         Maximum deferred sales charge (load)                              N/A



         ANNUAL FUND OPERATING EXPENSES
         (Expenses that are deducted from the Fund's assets)



         Management fees(1)                                               0.27%



         Shareholder administration fees                                  0.10%



         Other expenses(2)                                                0.01%
                                                                           -------



         Total annual Fund operating expenses                             0.38%



         Fee waivers and/or reimbursements                               (0.12)%
                                                                           -------



         Total net expenses(3)                                            0.26%
                                                                           =======

      (1)The Fund pays an investment advisory fee of 0.20% and an administration fee of 0.07%.

      (2)Other expenses are based on estimated amounts for the current fiscal year.

      (3)The Fund's investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until November 23, 2006. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after November 23, 2006. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Trust Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above

        - the waivers and/or reimbursements shown above expire November 23, 2006 and are not reflected in the 3, 5, and 10 year examples

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         TRUST CLASS SHARES                      $27      $110      $201       $469

Other important information
(LINE GRAPH GRAPHIC)

You'll find specific information about each Fund's investment objective, principal investment strategies and risks in the descriptions starting on page
4. The following are some other risks and information you should consider before you invest:

      - SPECIAL RULES FOR MONEY MARKET FUNDS -- Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Funds, like all money market funds:

         - may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less

         - must maintain an average dollar-weighted maturity of 90 days or less

         - may normally invest no more than 5% of their total assets in securities of the same issuer, other than U.S. government securities; however, they may invest up to 25% of their total assets in first-tier securities of a single issuer for up to three business days

         - may generally only invest in U.S. dollar denominated instruments that are determined to have minimal credit risk and are first-tier securities.

      - CHANGING INVESTMENT OBJECTIVES AND POLICIES -- The investment objective and certain investment policies of any Fund can be changed without shareholder approval. The 80% Policy of certain Funds may be changed without shareholder approval by giving the shareholder at least 60 days notice. The 80% Policy of certain other Funds and other investment policies of any Fund may be changed only with shareholder approval.

      - CHANGING TO A FEEDER FUND -- Unlike traditional mutual funds, which invest in individual securities, a "feeder fund" invests all of its assets in another fund, called a "master portfolio." Other feeder funds generally also invest in a master portfolio. The master portfolio invests in individual securities and has the same investment objective, investment strategies and principal risks as the feeder funds. This structure can help reduce a feeder fund's expenses because its assets are combined with those of other feeder funds. If a master portfolio doesn't attract other feeder funds, however, a feeder fund's expenses could be higher than those of a traditional mutual fund.

        Each Fund may become a feeder fund if the Board decides this would be in the best interest of shareholders. We don't require shareholder approval to make the change, but we'll notify you if it happens. If a Fund becomes a feeder fund, it will have the additional risks of investing in a master portfolio.

      - INVESTING DEFENSIVELY -- A Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. A Fund may not achieve its investment objective while it is investing defensively. Any cash a Fund holds for defensive or other reasons may not earn income.

      - BANK OF AMERICA AND ITS AFFILIATES -- Bank of America and its affiliates currently provide services to some or all of the Funds, including investment advisory, distribution, administration, shareholder servicing, sub-transfer agency and brokerage services, and are paid for providing these services. Bank of America and its affiliates also may, at times, provide other services and be compensated for them, including transfer agency, interfund lending and securities lending services, or make loans to the Funds. Finally, Bank of America or its affiliates may serve as counterparties in transactions with Columbia Funds where permitted by law or regulation, and may receive compensation in that capacity.

      - PORTFOLIO SECURITIES DISCLOSURE -- A description of Columbia Funds' policies and procedures with respect to the disclosure of portfolio securities is available in the Funds' SAI and on the Columbia Funds' website at www.columbiafunds.com under Fund Portfolio Data. In addition, a complete list of each Fund's portfolio holdings for each calendar month will be available upon request 5 business days following each month-end.

      - HOUSEHOLDING -- In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of a Fund's prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at 1.800.345.6611 or if your shares are held through a financial institution please contact them directly. We will begin sending your individual copies with the next scheduled mailing.

      - PORTFOLIO TRANSACTION COSTS -- Each Fund may incur significant transaction costs that are in addition to the total annual Fund operating expenses disclosed in the fee tables. These transaction costs are made up of all the costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of a Fund's transactions costs are not.

      - MUNICIPAL SECURITIES -- State and local governments issue municipal securities to raise money to finance public works, to repay outstanding obligations, to raise funds for general operating expenses and to make loans to other public institutions. Some municipal securities, known as private activity bonds, are issued to finance projects for private companies. Municipal securities, which can be issued as bonds, notes or commercial paper, usually have fixed interest rates, although some have interest rates that change from time to time. There are several types of municipal securities. General obligation securities are secured by the issuer's full faith, credit and taxing power. Revenue securities are usually payable only from revenues derived from specific facilities or revenue sources. Private activity bonds are usually revenue securities since they are typically payable by the private user of the facilities financed by the bonds.

      - REPURCHASE AGREEMENTS -- Repurchase agreements are transactions in which a fund buys securities from a seller (usually a bank or broker-dealer) who agrees to buy them back from the fund on a certain date and at a certain price.

      - OTHER TYPES OF INVESTMENTS -- This prospectus describes each Fund's main investment strategies and the particular types of securities in which each Fund mainly invests. Each Fund may, from time to time, pursue other investment strategies and make other types of investments in support of its overall investment goal. These supplemental investment strategies, which are not considered to be main investment strategies of the Funds -- and the risks involved -- are described in detail in the SAI, which is referred to on the back cover of this prospectus.

How the Funds are managed

(PEOPLE GRAPHIC)

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT ADVISORS, LLC

100 FEDERAL STREET
BOSTON, MA 02110

COLUMBIA MANAGEMENT GROUP (COLUMBIA MANAGEMENT) IS THE PRIMARY INVESTMENT MANAGEMENT DIVISION OF BANK OF AMERICA CORPORATION. THE ADVISER, COLUMBIA MANAGEMENT ADVISORS, LLC AND COLUMBIA WANGER ASSET MANAGEMENT, L.P. ARE COLUMBIA MANAGEMENT ENTITIES THAT FURNISH INVESTMENT MANAGEMENT SERVICES AND ADVISE INSTITUTIONAL AND MUTUAL FUND PORTFOLIOS.

--------------------------------------------------------------------------------


INVESTMENT ADVISER

The Adviser is the investment adviser to over 70 mutual fund portfolios in the Columbia Funds Family, including the Money Market Funds described in this prospectus.

The Adviser is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes, including equity and fixed income securities, and money market instruments.

Currently managing more than $185 billion, the Adviser acts as investment manager for individuals, corporations, private investment companies and financial institutions.

Columbia Funds pays the Adviser an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly.

A discussion regarding the basis for the Board of Trustees approving the investment advisory agreement with the Adviser is available in the Funds' annual report to shareholders for the fiscal year ended October 31.

The Adviser has agreed to waive fees and/or reimburse expenses until November 18, 2006 for Columbia Government Plus Reserves and November 23, 2006 for Columbia Prime Reserves. You'll find a discussion of any waiver and/or reimbursement in the Fund descriptions. There is no assurance that the Adviser will continue to waive and/or reimburse any fees and/or expenses after this date.

The following chart shows the maximum advisory fees the Adviser can receive:

ANNUAL INVESTMENT ADVISORY FEE, AS A % OF AVERAGE DAILY NET ASSETS


                                                                MAXIMUM
                                                                ADVISORY
                                                                  FEE
  COLUMBIA GOVERNMENT PLUS RESERVES                              0.20%



  COLUMBIA PRIME RESERVES                                        0.20%

INVESTMENT SUB-ADVISER

Columbia Funds and the Adviser may engage one or more investment sub-advisers for each Fund to make day-to-day investment decisions for the Fund. The Adviser retains ultimate responsibility (subject to Board oversight) for overseeing the sub-advisers and evaluates the Funds' needs and available sub-advisers' skills and abilities on an ongoing basis. Based on its evaluations, the Adviser may at times recommend to the Board that a Fund:

  - change, add or terminate one or more sub-advisers;

  - continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or

  - materially change a sub-advisory agreement with a sub-adviser.

A discussion regarding the basis for the Board of Trustees approving the investment sub-advisory agreement with each sub-adviser is available in the Funds' annual report to shareholders for the fiscal year ended October 31.

Applicable law requires a Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders' best interests. The Adviser and the Funds have applied for relief from the SEC to permit the Funds to act on many of the Adviser's recommendations with approval only by the Board and not by Fund shareholders. The Adviser or a Fund would inform the Fund's shareholders of any actions taken in reliance on this relief. Until the Adviser and the Funds obtain the relief, each Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT DISTRIBUTORS, INC.

ONE FINANCIAL CENTER
BOSTON, MA 02111-2621

COLUMBIA MANAGEMENT ADVISORS, LLC

100 FEDERAL STREET
BOSTON, MA 02110

COLUMBIA MANAGEMENT
SERVICES, INC.

P.O. BOX 8081
BOSTON, MA 02266-8081

--------------------------------------------------------------------------------


OTHER SERVICE PROVIDERS

The Funds are distributed by Columbia Management Distributors, Inc. (Distributor), a registered broker/dealer.

Columbia Management Advisors, LLC is the administrator of the Funds, and is responsible for overseeing the administrative operations of the Funds. The Funds pay Columbia Management Advisors, LLC a fee of 0.07% for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Funds, and is paid monthly. The Funds also pay shareholder administration fees to Columbia Management Advisors, Inc. or financial institutions for providing services to investors.

Columbia Management Services, Inc., also known as Columbia Funds Services (Transfer Agent), is the transfer agent for the Funds' shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

ABOUT YOUR INVESTMENT
--------------------------------------------------------------------------------

Buying, selling and exchanging shares

(BUYING, SELLING, TRANSFERRING SHARES GRAPHIC)

--------------------------------------------------------------------------------

WHEN YOU SELL SHARES OF A MUTUAL FUND, THE FUND IS EFFECTIVELY "BUYING" THEM BACK FROM YOU. THIS IS CALLED A REDEMPTION.

--------------------------------------------------------------------------------


This prospectus offers Trust Class Shares of the Funds. Here are some general rules about this class of shares:

  - Trust Class Shares are available to certain financial institutions and intermediaries for their own accounts, and for certain client accounts for which they act as a fiduciary, agent or custodian. These include:

     - Bank of America and certain of its affiliates

     - certain other financial institutions and intermediaries, including financial planners and investment advisers

     - institutional investors

     - charitable foundations

     - endowments

     - other funds in the Columbia Funds Family.

  - The minimum initial investment is $5,000,000 for Columbia Prime Reserves and $250,000 for Columbia Government Plus Reserves. Financial institutions or intermediaries can total the investments they make on behalf of their clients to meet the minimum initial investment amount. Client accounts for which the financial institution or intermediary no longer acts as fiduciary, agent or custodian may no longer be eligible to purchase or hold Trust Class Shares.

  - There is no minimum amount for additional investments.

  - There are no sales charges for buying, selling or exchanging these shares.

   You'll find more information about buying, selling and exchanging Trust Class Shares on the pages that follow. You should also ask your financial institution or intermediary about its limits, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related services and programs.

   The Funds also offer other classes of shares, with different features and expense levels, which you may be eligible to buy. If you have questions about buying, selling or exchanging, or you need help placing an order, please call us at 1.800.353.0828 if you're an institutional investor, or 1.800.345.6611 if you're an individual investor. You can also contact your investment professional.

   Federal law requires the Funds to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Funds may need to delay the date of your purchase or may be unable to open your account which may result in a return of your investment monies. In addition, if the Funds are unable to verify your identity after your account is open, the Funds reserve the right to close your account or take other steps as deemed reasonable. The Funds shall not be held liable for any loss resulting from any purchase delay, application rejection, or account closure due to a failure to provide proper identifying information.

--------------------------------------------------------------------------------

A BUSINESS DAY IS ANY DAY THAT THE FEDERAL RESERVE BANK OF NEW YORK AND THE NEW YORK STOCK EXCHANGE (NYSE) ARE OPEN. THE MONEY MARKET FUNDS RESERVE THE RIGHT TO CLOSE EARLY ON BUSINESS DAYS PRECEDING OR FOLLOWING NATIONAL HOLIDAYS, IF THE PRIMARY GOVERNMENT SECURITIES DEALERS HAVE CLOSED EARLY AND/OR IF THE BOND MARKET ASSOCIATION RECOMMENDS THAT THE SECURITIES MARKETS CLOSE EARLY.

IN ADDITION TO WEEKENDS, EITHER THE FEDERAL RESERVE BANK OF NEW YORK OR THE NYSE IS CLOSED ON THE FOLLOWING NATIONAL HOLIDAYS: NEW YEAR'S DAY, MARTIN LUTHER KING, JR. DAY, PRESIDENTS' DAY, GOOD FRIDAY, MEMORIAL DAY, INDEPENDENCE DAY, LABOR DAY, COLUMBUS DAY, VETERANS DAY, THANKSGIVING DAY AND CHRISTMAS DAY.

--------------------------------------------------------------------------------


HOW SHARES ARE PRICED

All transactions are based on the price of a Fund's shares -- or its net asset value per share. We calculate net asset value per share each business day (unless the Fund closes early):

  - 9:45 a.m., 11:00 a.m., 2:30 p.m. and 4:00 p.m. Eastern time each business day for each share class of Columbia Government Plus Reserves

  - 9:45 a.m., 11:00 a.m. and 1:00 p.m. Eastern time each business day for each share class of Columbia Prime Reserves

First, we calculate the net asset value for each class of a Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.

Although we try to maintain a net asset value per share of $1.00 for the Funds, we can't guarantee that we will be able to do so.

VALUING SECURITIES IN A FUND

The value of a Fund's assets is based on the total market value of all of the securities it holds. We use the amortized cost method, which approximates market value, to value the assets in the Money Market Funds.

HOW ORDERS ARE PROCESSED

Orders to buy, sell or exchange shares are processed on business days. Orders to buy, sell or exchange shares may be delivered to the Transfer Agent by phone, in writing, or through the internet. For more information on account and trading restrictions and special sign-up procedures for internet transactions, please call us at 800-353-0828 for institutional investors or 800-345-6611 for individual investors. The Transfer Agent has procedures in place to authenticate electronic instructions. You will be asked to accept the terms of an online agreement(s) and utilize a password for internet services. Orders received in good order by the Fund, Distributors Transfer Agent or their agents by the following times on a business day (unless the Fund closes early) will be processed as follows:

  - If your order for Columbia Government Plus Reserves is received in good form by the Transfer Agent by 4:00 p.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you'll receive that day's dividends). If your order is received in good form by the Transfer Agent after 4:00 p.m. Eastern time, you will receive the next net asset value per share determined on the following business day (and in the case of purchases you'll begin receiving dividends the next day).

  - If your order for Columbia Prime Reserves is received in good form by the Transfer Agent by 1:00 p.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you'll receive that day's dividends). If your order is received in good form by the Transfer Agent after 1:00 p.m. you will receive the next net asset value per share determined on the following business day (and in the case of purchases you'll begin receiving dividends the next day).

Investors are encouraged to place orders to sell as early in the day as possible. Orders received after these times will receive the next business day's net asset value per share. The business day that applies to an order is also called the trade date. We may refuse any order to buy or exchange shares. If this happens, we'll return any money we've received.


--------------------------------------------------------------------------------

THE NET ASSET VALUE PER SHARE IS THE PRICE OF A SHARE CALCULATED BY A FUND EVERY BUSINESS DAY.

--------------------------------------------------------------------------------


TELEPHONE ORDERS
You can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of our account application and send it to us.

Here's how telephone orders work:

  - If you sign up for telephone orders after you open your account, you must have your signature Medallion Guaranteed.

  - Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order.

  - We'll take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. If we and our service providers don't take these steps, we may be liable for any losses from unauthorized or fraudulent instructions.

  - Telephone orders may be difficult to complete during periods of significant economic or market change.

(BUYING SHARES     BUYING SHARES
  GRAPHIC)

      Here are some general rules for buying shares:

        - You buy Trust Class Shares at net asset value per share.

        - We must receive payment by the close of the Federal Reserve wire transfer system (typically 6 p.m. Eastern time) on the business day the Fund, Distributor, Transfer Agent or their agents receive the order (unless the Fund closes early).

          If we receive payment after this time, we'll refuse the order. We'll return any payment received for orders that we refuse. We can change this time under certain circumstances, for example, when there's more wiring activity than normal.

        - Financial institutions and intermediaries are responsible for sending orders to us and for ensuring that we receive your money on time.

        - Shares purchased are recorded on the books of the Fund. We don't issue certificates.

--------------------------------------------------------------------------------

"GOOD FORM" MEANS THAT THE MONEY USED TO PURCHASE YOUR SHARES IS FULLY COLLECTED. WHEN SELLING SHARES BY LETTER OF INSTRUCTION, "GOOD FORM" ALSO MEANS
(I) YOUR LETTER HAS COMPLETE INSTRUCTIONS, THE PROPER SIGNATURES AND MEDALLION SIGNATURE GUARANTEES IF NECESSARY AND (II) ANY OTHER REQUIRED DOCUMENTS ARE ATTACHED. SIGNATURES MUST BE GUARANTEED BY EITHER A BANK, A MEMBER FIRM OF A NATIONAL STOCK EXCHANGE OR ANOTHER ELIGIBLE GUARANTOR THAT PARTICIPATES IN THE MEDALLION SIGNATURE GUARANTEE PROGRAM FOR REDEMPTIONS OVER $100,000, ALTERNATE PAYEE OR MAILING INSTRUCTIONS. FOR ADDITIONAL DOCUMENTS REQUIRED FOR SALES BY CORPORATIONS, AGENTS FIDUCIARIES, SURVIVING JOINT OWNERS AND OTHER LEGAL ENTITIES PLEASE CALL 1.800.353.0828 (INSTITUTIONAL INVESTORS) OR 1.800.345.6611 (INDIVIDUAL INVESTORS). NO INTEREST WILL BE PAID ON UNCASHED REDEMPTION CHECKS.

--------------------------------------------------------------------------------



(SELLING SHARES    SELLING SHARES
  GRAPHIC)

      Here are some general rules for selling shares:

        - We normally send the sale proceeds by Fedwire as soon as practicable following the determination time applicable to your order. For more information please refer to How orders are processed or contact the Transfer Agent.

        - If you paid for your shares with a check that wasn't certified, we'll hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.

        - Financial institutions and intermediaries are responsible for sending orders to us and for depositing the sale proceeds to your account on time.

        - Under certain circumstances allowed under the 1940 Act, we can pay you in securities or other property when you sell your shares.

        - We can delay payment of the sale proceeds of Columbia Government Plus Reserves and Columbia Prime Reserves for one day, or longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Banks or under the extraordinary circumstances described in
          Section 22(e) of the 1940 Act. Generally, those extraordinary circumstances are when: (i) the NYSE is closed or trading is restricted, (ii) an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of the Fund's net assets not reasonably practicable, or (iii) the SEC by order permits the suspension of the right of redemption for the protection of investors.

        - Other restrictions may apply to retirement plan accounts. For more information about these restrictions, please contact your retirement plan administrator.

      We may sell your shares:

        - if the value of your account falls below $1,000 (other than as a result of depreciation in share value), or your account may be subject to an annual fee of $10. The Transfer Agent will send you written notification of such action and provide details on how you can add money to your account to avoid this penalty

        - if a financial institution or intermediary tells us to sell your shares under arrangements made with you

        - under certain other circumstances allowed under the 1940 Act

--------------------------------------------------------------------------------

YOU SHOULD MAKE SURE YOU UNDERSTAND THE INVESTMENT OBJECTIVE AND POLICIES OF THE FUND YOU'RE EXCHANGING INTO. PLEASE READ ITS PROSPECTUS CAREFULLY.

--------------------------------------------------------------------------------



(EXCHANGING SHARES     EXCHANGING SHARES
  GRAPHIC)

      You can generally sell shares of a Fund to buy shares of another Fund distributed by the Distributor. This is called an exchange. You might want to do this if your investment goals or tolerance for risk change.

      Here's how exchanges work:

        - You can generally exchange Trust Class Shares of a Fund (some exceptions apply) for:

              - Class Z shares of all other Funds distributed by the
                Distributor, except Money Market Funds

              - Trust Class Shares of Money Market Funds distributed by the
                Distributor.

        - The rules for buying shares of a Fund, including any minimum investment requirements, apply to exchanges into that Fund.

        - You may only make exchanges into a Fund that is legally sold in your state of residence.

        - You generally may only make an exchange into a Fund that is accepting investments.

        - A sales charge may apply when exchanging from a Money Market Fund to a Fund with a front-end sales charge.

        - We may limit the number of exchanges you can make within a specified period of time.

        - We may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

Shareholder administration fees
(PERCENT GRAPHIC)

--------------------------------------------------------------------------------

FINANCIAL INSTITUTIONS AND INTERMEDIARIES MAY CHARGE OTHER FEES FOR SERVICES PROVIDED TO YOUR ACCOUNT.

--------------------------------------------------------------------------------


The Adviser, its affiliates and/or other financial institutions and intermediaries may receive a maximum annual shareholder administration fee of 0.10% of the average daily net assets of Trust Class Shares of the Funds under a shareholder administration plan.

Fees are calculated daily and paid monthly. Because these fees are paid out of the Fund's assets on an ongoing basis, over time, they will increase the cost of your investment, and may cost you more than any sales charges you may pay.

The Funds pay these fees to eligible financial institutions and intermediaries for as long as the plan continues. We may reduce or discontinue payments at any time.

The Adviser and Distributor may pay significant amounts from their own assets to servicing agents of the Funds for distribution-related activities or other services they provide. These amounts, which are in addition to any sales charges, distribution (12b-1) and shareholder servicing fees paid by the Funds, may be fixed dollar amounts or a percentage of sales or both, and may be up-front or ongoing payments or both. Agents may agree to provide a variety of marketing related services or access-advantages to the Funds, including, for example, presenting Funds on "preferred" or "select" lists, in return for the payments. Servicing agents, in turn, may pay some or all of these amounts to their employees who recommend or sell Fund shares or allocate or invest client assets among different investment options.

In addition, the Adviser and Distributor may pay significant amounts from their own assets for services provided and costs incurred by third parties of a type that would typically be provided or incurred directly by the Columbia Funds' transfer agent. The Columbia Funds also may pay significant amounts to third party intermediaries, including servicing agents, for providing these types of services or incurring these types of costs.

These and other payments, and the difference between payments made with respect to the Funds and those made with respect to other mutual funds available through the agent, may give rise to conflicts of interest between the agent and its clients. You should be aware of these potential conflicts of interest and discuss these matters with your servicing agent.

Distributions and taxes
(DISTRIBUTIONS AND TAXES GRAPHIC)

--------------------------------------------------------------------------------

THE POWER OF COMPOUNDING

REINVESTING YOUR DISTRIBUTIONS BUYS YOU MORE SHARES OF A FUND -- WHICH LETS YOU TAKE ADVANTAGE OF THE POTENTIAL FOR COMPOUND GROWTH.

PUTTING THE MONEY YOU EARN BACK INTO YOUR INVESTMENT MEANS IT, IN TURN, MAY EARN EVEN MORE MONEY. OVER TIME, THE POWER OF COMPOUNDING HAS THE POTENTIAL TO SIGNIFICANTLY INCREASE THE VALUE OF YOUR INVESTMENT. THERE IS NO ASSURANCE, HOWEVER, THAT YOU'LL EARN MORE MONEY IF YOU REINVEST YOUR DISTRIBUTIONS.

--------------------------------------------------------------------------------


ABOUT DISTRIBUTIONS

A mutual fund can make money two ways:

  - It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.

  - A fund can also have capital gain if the value of its investments increases. If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.

A mutual fund is not subject to federal income tax as long as it distributes all of its net investment income and net realized capital gain to its shareholders. The Funds intend to pay out a sufficient amount of their income and capital gain to their shareholders so the Funds won't have to pay any federal income tax. When a Fund makes this kind of a payment, it's split among all shares and is called a distribution.

Although the Funds do not expect to realize any capital gain, any capital gain realized by a Fund will be distributed at least once a year. The Funds declare distributions of net investment income each business day, and pay them on the first business day of each month. Normally, each Fund will declare and pay distributions of net investment income as indicated above. The Funds may, however, declare and pay distributions of net investment income more frequently.

Any distribution you receive is paid based on the number of shares you hold on the record date, which is usually the day the distribution is declared (daily distribution Funds) or the day before the distribution is declared (all other Funds). Shares are eligible to receive net investment income distributions from the settlement date (daily distribution Funds), trade date (all other Funds) or realized capital gain from the trade date of the purchase up to and including the day before the shares are sold.

Different share classes of a Fund usually pay different net investment income distribution amounts, because each class has different expenses.

We'll automatically reinvest distributions in additional shares of the same Fund unless you tell us you want to receive your distributions in cash. You can do this by writing to us at the address on the back cover, or by calling us at
1.800.353.0828 if you're an institutional investor, or 1.800.345.6611 if you're an individual investor. Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

--------------------------------------------------------------------------------

THIS INFORMATION IS A SUMMARY OF HOW FEDERAL INCOME TAXES MAY AFFECT YOUR INVESTMENT IN THE FUNDS. IT DOES NOT APPLY TO FOREIGN OR TAX-EXEMPT INVESTORS OR THOSE HOLDING FUND SHARES THROUGH A TAX-ADVANTAGED ACCOUNT, SUCH AS A 401(K) PLAN OR IRA. THIS INFORMATION IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING. YOU SHOULD CONSULT WITH YOUR OWN TAX ADVISER ABOUT YOUR SITUATION, INCLUDING ANY FOREIGN, STATE AND LOCAL TAXES THAT MAY APPLY.




 FOR MORE INFORMATION ABOUT TAXES, PLEASE SEE THE SAI.

--------------------------------------------------------------------------------


HOW TAXES AFFECT YOUR INVESTMENT

Distributions of a Fund's ordinary income and any net short-term capital gain, if any, generally are taxable to you as ordinary income. Although the Funds do not expect to realize any capital gain, any distributions of realized net long-term capital gain, if any, generally are taxable to you as long-term capital gain.

In general, corporate shareholders will not be able to deduct any distributions when determining their taxable income. Fund distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.

In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund. Following the end of each year, we'll send you a notice that tells you how much you've received in distributions during the year and their federal tax status. State and local taxes may also apply to distributions.

U.S. GOVERNMENT OBLIGATIONS

If you invest in U.S. government obligations directly, interest on those obligations is free from state and local individual income taxes. Distributions you receive that come from interest a Fund earns from U.S. government obligations may not be exempt from these taxes. Please consult with your tax adviser.

WITHHOLDING TAX

We're required by federal law to withhold tax on any distributions and redemption proceeds paid to you (including amounts paid in securities and exchanges) if:

  - you haven't given us a correct Taxpayer Identification Number (TIN), usually your social security or employer identification number, and haven't certified that the TIN is correct and withholding doesn't apply

  - the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records


  - the IRS informs us that you are otherwise subject to backup withholding


The IRS may also impose penalties against you if you don't give us a correct
TIN.

Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.

TAXATION OF REDEMPTIONS AND EXCHANGES

As long as a Fund continually maintains a $1.00 net asset value per share, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your shares of the Fund.

Legal matters

On February 9, 2005, Banc of America Capital Management, LLC ("BACAP" (now, the Advisor)) and BACAP Distributors, LLC (which has subsequently merged into the Distributor) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the SEC (the "SEC Order"). A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website. Under the terms of the NYAG Settlement and SEC Order, BACAP and BACAP Distributors, LLC have agreed, among other things, to pay disgorgement and civil money penalties, to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices, to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures and to reduce management fees for five years. BACAP and BACAP Distributors, LLC are currently in the process of implementing the various terms of the NYAG Settlement and SEC Order.

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Columbia Funds Series Trust (formerly known as Nations Funds Trust), its Board of Trustees, Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors, LLC (collectively "BAC"). On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia Funds Series Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds Series Trust against BAC and others that asserts claims under the federal securities laws and state common law. Columbia Funds Series Trust is a nominal defendant in this action. The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

Separately, a putative class action (Reinke v. Bank of America N.A., et al.) was filed against Nations Funds Trust and others on December 6, 2004 in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. Nations Funds Trust has filed a "motion to dismiss" that is pending. Discovery has recently been initiated. At the present time, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

Financial highlights
(DOLLAR SIGN GRAPHIC)

The financial highlights table is designed to help you understand how the Funds have performed for the past five years. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned, assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP for the period ended October 31, 2004. The information for periods ended October 31, 2003 and prior was audited by other independent accountants. The independent registered public accounting firm's report and Columbia Funds financial statements are incorporated by reference into the SAI. Please see the back cover of this prospectus to find out how you can get a copy of the SAI.

COLUMBIA GOVERNMENT PLUS RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                           PERIOD ENDED
                                             04/30/05      YEAR ENDED     YEAR ENDED
  TRUST CLASS SHARES                       (UNAUDITED)     10/31/04(1)    10/31/03(2)
  Net asset value, beginning of year          $1.00           $1.00          $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                0.010           0.010          0.006
  LESS DISTRIBUTIONS:
  Dividends from net investment income       (0.010)         (0.010)        (0.006)
  Net asset value, end of year                $1.00           $1.00          $1.00
  TOTAL RETURN(3)                            1.04%**          0.97%         0.63%**
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000's)         $71,472         $84,511        $50,540
  Ratio of operating expenses to average
    net assets                               0.30%*           0.28%         0.28%*
  Ratio of net investment income/(loss)
    to average net assets                    2.11%*           0.95%         0.94%*
  Ratio of operating expenses to average
    net assets without waivers and/or
    expense reimbursements                   0.46%*           0.46%         0.46%*

* Annualized.
** Not annualized.
(1) Effective February 28, 2004, Class II Shares were redesignated Select
Shares.
(2) The Fund began offering Select Shares (formerly, Class II Shares) on February 28, 2003.
(3) Had the investment advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

COLUMBIA PRIME RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                       PERIOD ENDED
                                         04/30/05     YEAR ENDED    YEAR ENDED   YEAR ENDED   PERIOD ENDED
  TRUST CLASS SHARES                   (UNAUDITED)    10/31/04(1)    10/31/03     10/31/02    10/31/01(2)
  Net asset value, beginning of
    period                                $1.00         $1.00         $1.00        $1.00         $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)            0.011         0.010         0.010        0.016         0.025
  LESS DISTRIBUTIONS:
  Dividends from net investment
    income                               (0.011)       (0.010)       (0.010)      (0.016)       (0.025)
  Net asset value, end of period          $1.00         $1.00         $1.00        $1.00         $1.00
  TOTAL RETURN(3)                        1.06%**        1.02%         1.03%        1.61%        2.55%**
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in
    000's)                              $829,086       $774,460      $636,252     $39,481         $52
  Ratio of operating expenses to
    average net assets                   0.28%*         0.27%         0.24%        0.37%         0.39%*
  Ratio of net investment
    income/(loss) to average net
    assets                               2.12%*         1.01%         1.00%        1.61%         4.18%*
  Ratio of operating expenses to
    average net assets without
    waivers and/or expense
    reimbursements                       0.44%*         0.43%         0.43%        0.44%         0.40%*

* Annualized.
** Not annualized.
(1) Effective February 28, 2004, Class II Shares were redesignated Select
Shares.
(2) The Fund began offering Select Shares (formerly, Class II Shares) on March 1, 2001.
(3) Had the investment advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

                            Additional hypothetical fees and expense information



                            The supplemental hypothetical investment information that follows provides additional information about the effect of the fees and expenses of each Fund, including investment advisory fees and other Fund costs, on the Funds' returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in the class of the Funds assuming a 5% return each year, the hypothetical year-end balance before fees and expenses and the cumulative return after fees and expenses. The charts also assume that the annual expense ratios stay the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratio used for each Fund, which is the same as that stated in the Annual Fund Operating Expenses tables, is reflected in the charts and is net of any contractual fee waiver or expense reimbursement. Your actual costs may be higher or lower.

COLUMBIA GOVERNMENT PLUS RESERVES -- TRUST CLASS SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT     ASSUMED RATE OF RETURN
              0.30%                            $10,000.00                             5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-  CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE    AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES       FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00             4.70%            $10,470.00      $ 30.71
       2           10.25%            $11,025.00             9.62%            $10,962.09      $ 32.15
       3           15.76%            $11,576.25            14.77%            $11,477.31      $ 33.66
       4           21.55%            $12,155.06            20.17%            $12,016.74      $ 35.24
       5           27.63%            $12,762.82            25.82%            $12,581.53      $ 36.90
       6           34.01%            $13,400.96            31.73%            $13,172.86      $ 38.63
       7           40.71%            $14,071.00            37.92%            $13,791.98      $ 40.45
       8           47.75%            $14,774.55            44.40%            $14,440.21      $ 42.35
       9           55.13%            $15,513.28            51.19%            $15,118.90      $ 44.34
      10           62.89%            $16,288.95            58.29%            $15,829.49      $ 46.42
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                        $ 5,829.49
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                          $380.84

COLUMBIA PRIME RESERVES -- TRUST CLASS SHARES

      ANNUAL EXPENSE RATIO       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              0.26%                            $10,000.00                              5%
              CUMULATIVE RETURN  HYPOTHETICAL YEAR-   CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
               BEFORE FEES AND   END BALANCE BEFORE     AFTER FEES AND    END BALANCE AFTER   FEES AND
     YEAR         EXPENSES        FEES AND EXPENSES        EXPENSES       FEES AND EXPENSES   EXPENSES
       1            5.00%            $10,500.00              4.74%            $10,474.00      $ 26.62
       2           10.25%            $11,025.00              9.70%            $10,970.47      $ 27.88
       3           15.76%            $11,576.25             14.90%            $11,490.47      $ 29.20
       4           21.55%            $12,155.06             20.35%            $12,035.12      $ 30.58
       5           27.63%            $12,762.82             26.06%            $12,605.58      $ 32.03
       6           34.01%            $13,400.96             32.03%            $13,203.08      $ 33.55
       7           40.71%            $14,071.00             38.29%            $13,828.91      $ 35.14
       8           47.75%            $14,774.55             44.84%            $14,484.40      $ 36.81
       9           55.13%            $15,513.28             51.71%            $15,170.96      $ 38.55
      10           62.89%            $16,288.95             58.90%            $15,890.07      $ 40.38
    TOTAL GAIN BEFORE FEES &
             EXPENSES                $ 6,288.95
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                         $ 5,890.07
  TOTAL ANNUAL FEES & EXPENSES
               PAID                                                                           $330.74

--------------------------------------------------------------------------------

THIS GLOSSARY INCLUDES EXPLANATIONS OF THE IMPORTANT TERMS THAT MAY BE USED IN THIS PROSPECTUS. SOME OF THE TERMS EXPLAINED MAY APPLY TO COLUMBIA FUNDS NOT INCLUDED IN THIS PROSPECTUS.

--------------------------------------------------------------------------------

Terms used in this prospectus
(BOOK GRAPHIC)

80% POLICY -- Rule 35d-1 under the 1940 Act (the "Names Rule"), requires certain Funds to adopt an investment policy requiring that, under normal circumstances, at least 80% of its assets will be invested in the type of investment suggested by its name. In most cases, the Names Rule gives affected Funds the option to either (i) declare the 80% Policy a fundamental policy, which means it can only be changed by shareholder approval, or (ii) commit to provide notice to shareholders before changing the 80% Policy. In some cases, the Names Rule requires affected Funds to declare their 80% Policy a fundamental policy. The SAI identifies each Fund that has adopted an 80% Policy as a fundamental policy as well as each Fund that has committed to provide notice to shareholders before changing its 80% Policy.

AMORTIZED COST METHOD -- under Rule 2a-7 of the 1940 Act, the method of calculating an investment company's net asset value whereby portfolio securities are valued at the Fund's acquisition cost as adjusted for amortization of premium or accretion of discount rather than at their value based on current market factors.

AVERAGE DOLLAR-WEIGHTED MATURITY -- the average length of time until the debt securities held by a Fund reach maturity. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.

BANK OBLIGATION -- a money market instrument issued by a bank, including certificates of deposit, time deposits and bankers' acceptances.

CAPITAL GAIN OR LOSS -- the difference between the purchase price of a security and its selling price. You realize a capital gain when you sell a security for more than you paid for it. You realize a capital loss when you sell a security for less than you paid for it.

COMMERCIAL PAPER -- a short-term debt security issued by banks, corporations, municipalities and other borrowers.

COMMON STOCK -- a security that represents part equity ownership in a company. Common stock typically allows you to vote at shareholder meetings and to share in the company's profits by receiving dividends.

DEBT SECURITY -- when you invest in a debt security, you are typically lending your money to a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as U.S. Treasury obligations and commercial paper. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

EQUITY SECURITY -- an investment that gives you an equity ownership right in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.

FIRST-TIER SECURITY -- under Rule 2a-7 of the 1940 Act, a debt security that is an eligible investment for money market funds and has received a rating in the highest short-term rating category from a nationally recognized statistical rating organization (NRSRO) or if unrated, is determined by the fund's portfolio management team to be of comparable quality, or is a money market fund issued by a registered investment company, or is a government security.

FIXED INCOME SECURITY -- an intermediate to long-term debt security that matures in more than one year.

GUARANTEED INVESTMENT CONTRACT -- an investment instrument issued by a rated insurance company in return for a payment by an investor.

HIGH QUALITY -- includes municipal securities that are rated in the top two highest short-term debt categories according to an NRSRO such as Standard & Poor's Corporation or Moody's Investors Service, Inc. The portfolio management team may consider an unrated municipal security if it is determined to be of comparable quality, based upon guidelines approved by the Fund's Board. Please see the SAI for more information about credit ratings.

INSTRUMENTALITY -- an instrumentality of the U.S. government is a government agency organized under federal charter with government supervision.

LIQUIDITY -- a measurement of how easily a security can be bought or sold at a price that is close to its market value.

MONEY MARKET INSTRUMENT -- a short-term debt security that is considered to mature in 13 months or less. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and certain municipal securities. For Nations Treasury Reserves and Nations Government Reserves, money market instruments do not include either commercial paper or municipal securities.

MUNICIPAL SECURITY (OBLIGATION) -- a debt security issued by state or local governments or governmental authorities to pay for public projects and services. "General obligations" are typically backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income from these securities is exempt from federal income taxes and is generally exempt from state taxes if you live in the state that issued the security. If you live in the municipality that issued the security, interest income may also be exempt from local taxes.

NON-DIVERSIFIED -- a fund that holds securities of fewer issuers or kinds of issuers than other kinds of funds. Non-diversified funds tend to have greater price swings than more diversified funds because events affecting one or more of its securities may have a disproportionately large effect on the fund.

PARTICIPATION -- a pass-through certificate representing a share in a pool of debt obligations or other instruments.

PASS-THROUGH CERTIFICATE -- securitized mortgages or other debt securities with interest and principal paid by a servicing intermediary shortly after interest payments are received from borrowers.

PRIVATE ACTIVITY BOND -- a municipal security that is used to finance private projects or other projects that aren't qualified for tax purposes. Interest on private activity bonds is generally taxable, unless it is specifically exempted, or may be treated as a tax preference item for federal alternative minimum tax purposes.

REPURCHASE AGREEMENT -- a short-term (often overnight) investment arrangement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return.

REVERSE REPURCHASE AGREEMENT -- a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price.

SECOND-TIER SECURITY -- under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds, but is not a first-tier security.

SETTLEMENT DATE -- the date on which an order is settled either by payment or delivery of securities.

SPECIAL PURPOSE ISSUER -- an entity organized solely to issue asset-backed securities on a pool of assets it owns.

TRADE DATE -- the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

U.S. GOVERNMENT OBLIGATIONS -- a wide range of debt securities that include U.S. Treasury obligations, securities issued or guaranteed by various agencies of the U.S. government, or by various instrumentalities which have been established or sponsored by the U.S. government. Securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. government.

U.S. TREASURY OBLIGATION -- a debt security issued or guaranteed by the U.S. Treasury. U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. government.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT(R)


WHERE TO FIND MORE INFORMATION

You'll find more information about Columbia Money Market Funds in the following documents:


ANNUAL AND SEMI-ANNUAL REPORTS

The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the independent registered public accounting firm's reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the period covered.

STATEMENT OF ADDITIONAL INFORMATION

The SAI contains additional information about the Funds and their policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.

You can obtain a free copy of these documents, request other information about the Funds and make shareholder inquiries by contacting Columbia Funds:

By telephone:
1.800.353.0828 (Institutional Investors)
1.800.345.6611 (Individual Investors)

By mail:
COLUMBIA FUNDS
c/o COLUMBIA FUNDS SERVICES
P.O. BOX 8081
BOSTON, MA 02266-8081

On the Internet:
WWW.COLUMBIAFUNDS.COM


Information about the Funds can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.




--------------------------------------------------------------------------------

SEC file number: 811-09645
Columbia Funds Series Trust

PRO-36/91581-1105

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